UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210
(Address of principal executive offices)	(Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-2168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited)
(showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.51%

Advertising - 0.18%
Interpublic Group of Companies, Inc. *	74,264	$624,560
Monster Worldwide, Inc. *	19,786	479,019
Omnicom Group, Inc.	50,534	2,232,592

		3,336,171
Aerospace - 2.24%
Boeing Company	120,555	8,965,675
General Dynamics Corp.	63,400	5,285,658
Goodrich Corp.	19,715	1,133,810
Lockheed Martin Corp.	54,037	5,365,874
Northrop Grumman Corp.	53,264	4,144,472
Raytheon Company	67,222	4,343,213
Rockwell Collins, Inc.	25,597	1,462,869
United Technologies Corp.	154,709	10,647,073

		41,348,644
Agriculture - 0.75%
Archer-Daniels-Midland Company	101,442	4,175,353
Monsanto Company	86,376	9,630,924

		13,806,277
Air Travel - 0.08%
Southwest Airlines Company	115,958	1,437,879

Aluminum - 0.25%
Alcoa, Inc.	128,363	4,628,770

Apparel & Textiles - 0.46%
Cintas Corp.	20,590	587,639
Coach, Inc. *	55,469	1,672,390
Jones Apparel Group, Inc.	13,647	183,143
Liz Claiborne, Inc.	15,577	282,722
NIKE, Inc., Class B	60,352	4,103,936
Polo Ralph Lauren Corp., Class A	9,282	541,048
VF Corp.	13,826	1,071,653

		8,442,531
Auto Parts - 0.27%
AutoZone, Inc. *	6,776	771,312
Genuine Parts Company	26,056	1,047,972
Johnson Controls, Inc.	93,592	3,163,410

		4,982,694
Auto Services - 0.02%
AutoNation, Inc. *	21,281	318,577

Automobiles - 0.34%
Ford Motor Company * (a)	347,873	1,989,834
General Motors Corp. (a)	89,224	1,699,717
PACCAR, Inc.	57,796	2,600,820

		6,290,371
Banking - 3.94%
Bank of America Corp.	700,195	26,544,392
Bank of New York Mellon Corp.	179,905	7,507,436
BB&T Corp.	86,096	2,760,238
Comerica, Inc.	23,724	832,238
Fifth Third Bancorp	83,981	1,756,882
First Horizon National Corp. (a)	19,927	279,177
Hudson City Bancorp, Inc.	81,707	1,444,580
Huntington BancShares, Inc.	57,728	620,576

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
KeyCorp	62,854	$1,379,645
M&T Bank Corp.	12,137	976,786
Marshall & Ilsley Corp.	41,263	957,302
National City Corp.	99,924	994,244
Northern Trust Corp.	30,252	2,010,850
Regions Financial Corp.	109,327	2,159,208
Sovereign Bancorp, Inc.	56,954	530,811
SunTrust Banks, Inc.	55,299	3,049,187
Toronto-Dominion Bank *	12,720	780,377
U.S. Bancorp	272,647	8,822,857
Wachovia Corp.	312,405	8,434,935
Zions Bancorp	16,916	770,524

		72,612,245
Biotechnology - 0.80%
Amgen, Inc. *	171,435	7,162,554
Applera Corp.	26,335	865,368
Biogen Idec, Inc. *	46,932	2,895,235
Genzyme Corp. *	42,184	3,144,396
Millipore Corp. *	8,674	584,714

		14,652,267
Broadcasting - 0.62%
CBS Corp., Class B	107,265	2,368,411
Clear Channel Communications, Inc.	78,477	2,293,098
News Corp., Class A	362,667	6,800,006

		11,461,515
Building Materials & Construction - 0.06%
Masco Corp.	57,485	1,139,928

Business Services - 1.09%
Affiliated Computer Services, Inc., Class A *	15,128	758,064
Automatic Data Processing, Inc.	82,392	3,492,597
Computer Sciences Corp. *	25,793	1,052,097
Convergys Corp. *	19,980	300,899
Electronic Data Systems Corp.	80,184	1,335,064
Equifax, Inc.	20,435	704,599
Fiserv, Inc. *	25,916	1,246,300
Fluor Corp.	13,964	1,971,158
H & R Block, Inc.	51,286	1,064,697
Jacobs Engineering Group, Inc. *	19,126	1,407,482
Moody's Corp. (a)	32,419	1,129,154
Paychex, Inc.	51,018	1,747,877
Pitney Bowes, Inc.	33,272	1,165,185
R.R. Donnelley & Sons Company	33,867	1,026,509
Robert Half International, Inc.	25,035	644,401
Total Systems Services, Inc.	31,343	741,575
Unisys Corp. *	55,705	246,773

		20,034,431
Cable & Television - 1.33%
Comcast Corp., Class A	474,607	9,178,899
DIRECTV Group, Inc. *	112,306	2,784,066
E.W. Scripps Company, Class A (a)	14,112	592,845
Time Warner, Inc.	563,709	7,903,200
Viacom, Inc., Class B *	101,017	4,002,294

		24,461,304

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 0.18%
Motorola, Inc.	355,405	$3,305,267

Chemicals - 1.34%
Air Products & Chemicals, Inc.	33,802	3,109,784
Ashland, Inc.	8,824	417,375
Dow Chemical Company	148,103	5,457,596
E.I. Du Pont de Nemours & Company	141,757	6,628,557
Eastman Chemical Company	12,571	785,059
Hercules, Inc.	17,889	327,190
PPG Industries, Inc.	25,822	1,562,489
Praxair, Inc.	49,376	4,158,940
Rohm & Haas Company	19,760	1,068,621
Sigma-Aldrich Corp.	20,395	1,216,562

		24,732,173
Coal - 0.23%
CONSOL Energy, Inc.	28,767	1,990,389
Peabody Energy Corp.	42,717	2,178,567

		4,168,956
Commercial Services - 0.03%
CB Richard Ellis Group, Inc. *	27,390	592,720

Computer Services - 0.06%
NetApp, Inc. *	54,147	1,085,647

Computers & Business Equipment - 5.75%
Apple, Inc. *	138,531	19,879,198
Cisco Systems, Inc. *	939,587	22,634,651
Cognizant Technology Solutions Corp.,
Class A *	45,465	1,310,756
Dell, Inc. *	353,230	7,036,342
EMC Corp. *	331,097	4,747,931
Hewlett-Packard Company	388,587	17,742,882
International Business Machines Corp.	218,202	25,123,778
Juniper Networks, Inc. *	82,528	2,063,200
Lexmark International, Inc. *	14,968	459,817
SanDisk Corp. *	36,109	814,980
Sun Microsystems, Inc. *	124,959	1,940,613
Xerox Corp.	144,748	2,166,878

		105,921,026
Construction & Mining Equipment - 0.22%
National Oilwell Varco, Inc. *	56,270	3,285,043
Rowan Companies, Inc.	17,545	722,503

		4,007,546
Construction Materials - 0.17%
Sherwin-Williams Company	16,066	820,008
Trane, Inc.	27,392	1,257,293
Vulcan Materials Company	17,082	1,134,245

		3,211,546
Containers & Glass - 0.12%
Ball Corp.	15,376	706,374
Bemis Company, Inc.	15,739	400,243
Pactiv Corp. *	20,554	538,720
Sealed Air Corp.	25,473	643,193

		2,288,530
Cosmetics & Toiletries - 2.64%
Avon Products, Inc.	67,268	2,659,777

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Colgate-Palmolive Company	80,359	$6,260,770
Estee Lauder Companies, Inc., Class A	17,989	824,795
International Flavors & Fragrances, Inc.	12,735	560,977
Kimberly-Clark Corp.	66,252	4,276,566
Procter & Gamble Company	485,083	33,989,766

		48,572,651
Crude Petroleum & Natural Gas - 2.61%
Apache Corp.	52,487	6,341,479
Chesapeake Energy Corp.	72,107	3,327,738
Devon Energy Corp.	70,046	7,307,899
EOG Resources, Inc.	38,936	4,672,320
Hess Corp.	43,964	3,876,746
Marathon Oil Corp.	111,750	5,095,800
Noble Energy, Inc.	27,085	1,971,788
Occidental Petroleum Corp.	129,655	9,486,856
Sunoco, Inc.	18,538	972,689
XTO Energy, Inc.	80,439	4,975,957

		48,029,272
Domestic Oil - 0.08%
Range Resources Corp.	23,628	1,499,197

Drugs & Health Care - 0.48%
Wyeth	210,894	8,806,933

Educational Services - 0.05%
Apollo Group, Inc., Class A *	21,651	935,323

Electrical Equipment - 0.44%
Cooper Industries, Ltd., Class A	27,782	1,115,447
Emerson Electric Company	124,085	6,385,414
Molex, Inc.	22,166	513,365

		8,014,226
Electrical Utilities - 3.01%
AES Corp. *	105,490	1,758,518
Allegheny Energy, Inc.	26,358	1,331,079
Ameren Corp.	32,900	1,448,916
American Electric Power Company, Inc.	63,116	2,627,519
CenterPoint Energy, Inc. (a)	51,597	736,289
CMS Energy Corp.	35,493	480,575
Consolidated Edison, Inc. (a)	42,895	1,702,932
Constellation Energy Group, Inc.	28,045	2,475,532
Dominion Resources, Inc. (a)	90,608	3,700,431
DTE Energy Company	25,729	1,000,601
Dynegy, Inc., Class A *	78,162	616,698
Edison International	51,355	2,517,422
Entergy Corp.	30,133	3,286,908
Exelon Corp.	104,223	8,470,203
FirstEnergy Corp.	48,049	3,297,122
FPL Group, Inc.	64,211	4,028,598
Integrys Energy Group, Inc.	12,046	561,826
Pepco Holdings, Inc.	31,699	783,599
PG&E Corp.	56,074	2,064,645
Pinnacle West Capital Corp.	15,841	555,702
PPL Corp.	58,852	2,702,484
Public Service Enterprise Group, Inc.	80,144	3,220,987
Teco Energy, Inc.	33,245	530,258
The Southern Company	120,536	4,292,287

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Xcel Energy, Inc.	67,643	$1,349,478

		55,540,609
Electronics - 0.59%
Agilent Technologies, Inc. *	57,539	1,716,388
Harman International Industries, Inc.	9,532	415,023
Jabil Circuit, Inc.	32,797	310,260
L-3 Communications Holdings, Inc.	19,293	2,109,497
Thermo Fisher Scientific, Inc. *	65,981	3,750,360
Tyco Electronics, Ltd.	76,828	2,636,737

		10,938,265
Energy - 0.40%
Duke Energy Corp.	199,056	3,553,150
Progress Energy, Inc.	40,998	1,709,616
Sempra Energy	41,188	2,194,497

		7,457,263
Financial Services - 7.57%
American Capital Strategies, Ltd.	30,751	1,050,454
American Express Company	182,226	7,966,921
Ameriprise Financial, Inc.	35,774	1,854,882
Bear Stearns Companies, Inc.	18,614	195,261
Capital One Financial Corp.	58,791	2,893,693
Charles Schwab Corp.	147,995	2,786,746
CIT Group, Inc.	30,142	357,183
Citigroup, Inc.	820,633	17,577,959
CME Group, Inc.	8,404	3,942,316
Countrywide Financial Corp. (a)	91,545	503,497
Discover Financial Services	75,521	1,236,279
E*TRADE Financial Corp. *	72,821	281,089
Federal Home Loan Mortgage Corp.	101,834	2,578,437
Federal National Mortgage Association	154,200	4,058,544
Federated Investors, Inc., Class B	13,632	533,829
Fidelity National Information Services, Inc.	26,976	1,028,865
Franklin Resources, Inc.	24,788	2,404,188
Goldman Sachs Group, Inc.	62,269	10,298,670
IntercontinentalExchange, Inc. *	11,055	1,442,677
Janus Capital Group, Inc.	23,284	541,819
JP Morgan Chase & Company	535,371	22,994,184
Legg Mason, Inc.	21,251	1,189,631
Lehman Brothers Holdings, Inc.	83,633	3,147,946
Leucadia National Corp.	26,663	1,205,701
Merrill Lynch & Company, Inc.	153,138	6,238,842
Morgan Stanley	174,108	7,956,736
NYSE Euronext	41,770	2,577,627
PNC Financial Services Group, Inc.	53,714	3,522,027
SLM Corp. *	73,542	1,128,870
State Street Corp.	61,070	4,824,530
T. Rowe Price Group, Inc.	41,574	2,078,700
Washington Mutual, Inc.	139,111	1,432,843
Wells Fargo & Company	519,651	15,121,844
Western Union Company	118,161	2,513,284

		139,466,074
Food & Beverages - 3.63%
Campbell Soup Company	34,702	1,178,133
Coca-Cola Enterprises, Inc.	45,326	1,096,889

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
ConAgra Foods, Inc.	76,855	$1,840,677
Dean Foods Company *	23,857	479,287
General Mills, Inc.	53,082	3,178,550
H.J. Heinz Company	49,675	2,333,235
Hershey Company	26,514	998,782
Kellogg Company	41,076	2,158,954
Kraft Foods, Inc., Class A	241,685	7,494,652
McCormick & Company, Inc.	20,170	745,685
Pepsi Bottling Group, Inc.	21,625	733,304
PepsiCo, Inc.	252,478	18,228,912
Sara Lee Corp.	112,255	1,569,325
Sysco Corp.	95,138	2,760,905
The Coca-Cola Company	315,032	19,175,998
Tyson Foods, Inc., Class A	43,153	688,290
William Wrigley, Jr. Company	34,109	2,143,410

		66,804,988
Forest Products - 0.12%
Weyerhaeuser Company	33,030	2,148,271

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	26,418	402,875

Gas & Pipeline Utilities - 0.89%
El Paso Corp.	110,459	1,838,038
Nicor, Inc. (a)	7,066	236,781
NiSource, Inc.	43,213	744,992
Questar Corp.	27,237	1,540,525
Spectra Energy Corp.	99,702	2,268,220
Transocean, Inc. *	50,084	6,771,357
Williams Companies, Inc.	92,212	3,041,152

		16,441,065
Healthcare Products - 3.46%
Baxter International, Inc.	100,000	5,782,000
Becton, Dickinson & Company	38,469	3,302,564
Boston Scientific Corp. *	211,701	2,724,592
C.R. Bard, Inc.	15,815	1,524,566
Covidien, Ltd.	78,614	3,478,669
Johnson & Johnson	446,482	28,963,287
Medtronic, Inc.	177,041	8,563,473
Patterson Companies, Inc. *	20,388	740,084
St. Jude Medical, Inc. *	54,225	2,341,978
Stryker Corp.	37,591	2,445,295
Varian Medical Systems, Inc. *	19,809	927,854
Zimmer Holdings, Inc. *	36,754	2,861,666

		63,656,028
Healthcare Services - 1.48%
Cardinal Health, Inc.	56,207	2,951,430
Coventry Health Care, Inc. *	24,385	983,935
Express Scripts, Inc. *	39,848	2,563,023
Humana, Inc. *	26,823	1,203,280
IMS Health, Inc.	28,899	607,168
Laboratory Corp. of America Holdings *	17,417	1,283,284
McKesson Corp.	45,614	2,388,805
Medco Health Solutions, Inc. *	82,582	3,616,266
Quest Diagnostics, Inc.	24,788	1,122,153
UnitedHealth Group, Inc.	197,246	6,777,372

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
WellPoint, Inc. *	85,422	$3,769,673

		27,266,389
Holdings Companies/Conglomerates - 3.43%
General Electric Company	1,573,966	58,252,482
Loews Corp.	69,298	2,787,165
Textron, Inc.	39,199	2,172,409

		63,212,056
Homebuilders - 0.13%
Centex Corp.	19,291	467,035
D.R. Horton, Inc.	43,190	680,243
KB Home (a)	12,061	298,269
Lennar Corp., Class A (a)	21,824	410,509
Pulte Homes, Inc.	33,691	490,204

		2,346,260
Hotels & Restaurants - 1.07%
Darden Restaurants, Inc.	22,584	735,109
Marriott International, Inc., Class A	47,434	1,629,832
McDonald's Corp.	181,525	10,123,649
Starbucks Corp. *	115,127	2,014,722
Starwood Hotels & Resorts Worldwide, Inc.	29,678	1,535,837
Wendy's International, Inc.	13,777	317,698
Wyndham Worldwide Corp.	27,860	576,145
Yum! Brands, Inc.	74,949	2,788,852

		19,721,844
Household Appliances - 0.09%
Black & Decker Corp.	9,603	634,758
Whirlpool Corp.	11,919	1,034,331

		1,669,089
Household Products - 0.21%
Clorox Company	21,887	1,239,680
Fortune Brands, Inc.	24,281	1,687,529
Newell Rubbermaid, Inc.	43,614	997,452

		3,924,661
Industrial Machinery - 1.41%
Cameron International Corp. *	34,410	1,432,832
Caterpillar, Inc.	98,354	7,700,135
Cummins, Inc.	31,870	1,492,153
Deere & Company	68,729	5,528,561
Dover Corp.	30,252	1,263,929
Ingersoll-Rand Company, Ltd., Class A	42,975	1,915,826
ITT Corp.	28,619	1,482,750
Pall Corp.	19,324	677,693
Parker-Hannifin Corp.	26,559	1,839,742
Terex Corp. *	16,014	1,000,875
The Manitowoc Company, Inc.	20,469	835,135
W.W. Grainger, Inc.	10,580	808,206

		25,977,837
Insurance - 4.11%
ACE, Ltd.	51,998	2,863,010
Aetna, Inc.	78,275	3,294,595
AFLAC, Inc.	74,832	4,860,338
Allstate Corp.	88,335	4,245,380
Ambac Financial Group, Inc.	44,901	258,181

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
American International Group, Inc.	397,577	$17,195,205
Aon Corp.	48,158	1,935,952
Assurant, Inc.	15,079	917,708
Chubb Corp.	58,360	2,887,653
CIGNA Corp.	44,148	1,791,084
Cincinnati Financial Corp.	26,081	992,121
Genworth Financial, Inc., Class A	68,194	1,543,912
Hartford Financial Services Group, Inc.	49,495	3,750,236
Lincoln National Corp.	41,702	2,168,504
Marsh & McLennan Companies, Inc.	82,125	1,999,744
MBIA, Inc. (a)	33,126	404,800
MetLife, Inc.	111,781	6,735,923
MGIC Investment Corp. (a)	18,579	195,637
Principal Financial Group, Inc.	40,723	2,269,085
Progressive Corp.	106,926	1,718,301
Prudential Financial, Inc.	70,300	5,500,975
SAFECO Corp.	14,145	620,683
The Travelers Companies, Inc.	97,778	4,678,677
Torchmark Corp.	14,339	861,917
UnumProvident Corp.	54,686	1,203,639
XL Capital, Ltd., Class A	28,042	828,641

		75,721,901
International Oil - 7.20%
Anadarko Petroleum Corp.	73,778	4,650,227
Chevron Corp.	327,332	27,941,060
ConocoPhillips	246,129	18,757,491
Exxon Mobil Corp.	843,285	71,325,045
Murphy Oil Corp.	29,906	2,456,479
Nabors Industries, Ltd. *	44,241	1,494,019
Noble Corp.	42,345	2,103,276
Weatherford International, Ltd. *	53,469	3,874,898

		132,602,495
Internet Content - 1.21%
Google, Inc., Class A *	36,553	16,100,500
Yahoo!, Inc. *	210,767	6,097,489

		22,197,989
Internet Retail - 0.54%
Amazon.com, Inc. *	48,618	3,466,463
eBay, Inc. *	175,824	5,246,588
Expedia, Inc. *	32,862	719,349
IAC/InterActiveCorp. *	28,481	591,266

		10,023,666
Internet Software - 0.22%
Akamai Technologies, Inc. *	26,343	741,819
Symantec Corp. *	133,416	2,217,374
VeriSign, Inc. *	33,635	1,118,027

		4,077,220
Leisure Time - 0.91%
Brunswick Corp.	13,769	219,891
Carnival Corp. (a)	68,808	2,785,348
Electronic Arts, Inc. *	49,932	2,492,605
International Game Technology	49,304	1,982,514
Walt Disney Company	296,804	9,313,710

		16,794,068

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences - 0.07%
PerkinElmer, Inc.	18,561	$450,104
Waters Corp. *	15,725	875,883

		1,325,987
Liquor - 0.43%
Anheuser-Busch Companies, Inc.	112,723	5,348,706
Brown Forman Corp., Class B	13,295	880,395
Constellation Brands, Inc., Class A *	30,589	540,508
Molson Coors Brewing Company, Class B	21,681	1,139,770

		7,909,379
Manufacturing - 1.66%
3M Company	111,544	8,828,708
Danaher Corp.	40,137	3,051,616
Eaton Corp.	23,092	1,839,740
Harley-Davidson, Inc.	37,593	1,409,737
Honeywell International, Inc.	117,332	6,619,871
Illinois Tool Works, Inc.	63,121	3,044,326
Rockwell Automation, Inc.	23,366	1,341,676
Snap-on, Inc.	9,093	462,379
Stanley Works	12,338	587,536
Tyco International, Ltd.	76,441	3,367,226

		30,552,815
Medical-Hospitals - 0.02%
Tenet Healthcare Corp. *	74,775	423,227

Metal & Metal Products - 0.13%
Precision Castparts Corp.	21,899	2,235,450
Titanium Metals Corp. (a)	15,583	234,524

		2,469,974
Mining - 0.49%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	60,333	5,805,241
Newmont Mining Corp.	71,449	3,236,640

		9,041,881
Office Furnishings & Supplies - 0.08%
Avery Dennison Corp.	16,784	826,612
Office Depot, Inc. *	43,026	475,437
OfficeMax, Inc.	11,964	228,991

		1,531,040
Paper - 0.20%
International Paper Company	67,425	1,833,960
MeadWestvaco Corp.	27,403	745,910
Plum Creek Timber Company, Inc.	26,975	1,097,882

		3,677,752
Petroleum Services - 1.89%
Baker Hughes, Inc.	48,768	3,340,608
BJ Services Company	46,174	1,316,421
ENSCO International, Inc.	22,684	1,420,472
Halliburton Company	138,733	5,456,369
Schlumberger, Ltd.	188,786	16,424,382
Smith International, Inc.	31,652	2,033,008
Tesoro Corp.	21,689	650,670
Valero Energy Corp.	84,273	4,138,647

		34,780,577

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 4.77%
Abbott Laboratories	243,643	$13,436,911
Allergan, Inc.	48,221	2,719,182
AmerisourceBergen Corp.	25,630	1,050,317
Barr Pharmaceuticals, Inc. *	17,009	821,705
Bristol-Myers Squibb Company	311,996	6,645,515
Celgene Corp. *	68,577	4,203,084
Eli Lilly & Company	155,917	8,043,758
Forest Laboratories, Inc. *	49,080	1,963,691
Gilead Sciences, Inc. *	146,411	7,544,559
Hospira, Inc. *	25,013	1,069,806
King Pharmaceuticals, Inc. *	38,783	337,412
Merck & Company, Inc.	341,298	12,952,259
Mylan, Inc. * (a)	47,976	556,522
Pfizer, Inc.	1,065,684	22,304,766
Schering-Plough Corp.	255,506	3,681,842
Watson Pharmaceuticals, Inc. *	16,339	479,060

		87,810,389
Photography - 0.04%
Eastman Kodak Company (a)	45,418	802,536

Publishing - 0.23%
Gannett Company, Inc.	36,222	1,052,249
McGraw-Hill Companies, Inc.	50,878	1,879,942
Meredith Corp.	5,943	227,320
The New York Times Company, Class A (a)	22,662	427,859
Washington Post Company, Class B	915	605,272

		4,192,642
Railroads & Equipment - 0.88%
Burlington Northern Santa Fe Corp.	46,667	4,303,631
CSX Corp.	63,579	3,564,874
Norfolk Southern Corp.	59,319	3,222,208
Union Pacific Corp.	41,092	5,152,115

		16,242,828
Real Estate - 1.13%
Apartment Investment & Management
Company, Class A, REIT	14,460	517,813
Avalon Bay Communities, Inc., REIT	12,113	1,169,147
Boston Properties, Inc., REIT	18,834	1,734,046
Developers Diversified Realty Corp., REIT	18,828	788,517
Equity Residential, REIT	42,502	1,763,408
General Growth Properties, Inc., REIT	41,653	1,589,895
HCP, Inc., REIT	33,938	1,147,444
Host Hotels & Resorts, Inc., REIT	82,521	1,313,734
Kimco Realty Corp., REIT	39,856	1,561,159
ProLogis, REIT	40,699	2,395,543
Public Storage, Inc., REIT	19,630	1,739,611
Simon Property Group, Inc., REIT	35,157	3,266,437
Vornado Realty Trust, REIT	21,274	1,834,031

		20,820,785
Retail Grocery - 0.35%
Safeway, Inc.	69,385	2,036,450
SUPERVALU, Inc.	33,341	999,563
The Kroger Company	106,033	2,693,238
Whole Foods Market, Inc. (a)	21,990	725,010

		6,454,261

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 4.36%
Abercrombie & Fitch Company, Class A	13,580	$993,241
Bed Bath & Beyond, Inc. *	41,290	1,218,055
Best Buy Company, Inc.	55,541	2,302,730
Big Lots, Inc. *	14,156	315,679
Circuit City Stores, Inc. (a)	0	0
Costco Wholesale Corp.	68,528	4,452,264
CVS Caremark Corp.	225,696	9,142,945
Dillard's, Inc., Class A (a)	8,945	153,943
Family Dollar Stores, Inc.	22,150	431,925
GameStop Corp., Class A *	25,372	1,311,986
Home Depot, Inc.	266,006	7,440,188
J.C. Penney Company, Inc.	34,947	1,317,851
Kohl's Corp. *	49,442	2,120,567
Limited Brands, Inc.	48,984	837,626
Lowe's Companies, Inc.	230,539	5,288,565
Macy's, Inc.	68,249	1,573,822
Nordstrom, Inc.	28,216	919,842
RadioShack Corp.	20,664	335,790
Sears Holdings Corp. * (a)	11,498	1,173,831
Staples, Inc.	110,491	2,442,956
Target Corp.	129,046	6,540,051
The Gap, Inc.	71,678	1,410,623
The TJX Companies, Inc.	68,884	2,277,994
Tiffany & Company (a)	20,018	837,553
Walgreen Company	156,264	5,952,096
Wal-Mart Stores, Inc.	372,436	19,619,929

		80,412,052
Sanitary Services - 0.24%
Allied Waste Industries, Inc. *	53,148	574,530
Ecolab, Inc.	27,665	1,201,491
Waste Management, Inc.	78,078	2,620,298

		4,396,319
Semiconductors - 2.44%
Advanced Micro Devices, Inc. *	95,449	562,195
Altera Corp.	48,439	892,731
Analog Devices, Inc.	46,331	1,367,691
Applied Materials, Inc.	213,360	4,162,654
Broadcom Corp., Class A *	73,671	1,419,640
Intel Corp.	912,319	19,322,916
KLA-Tencor Corp.	28,380	1,052,898
Linear Technology Corp. (a)	34,828	1,068,871
LSI Logic Corp. *	104,201	515,795
MEMC Electronic Materials, Inc. *	36,003	2,552,613
Microchip Technology, Inc. (a)	29,760	974,045
Micron Technology, Inc. *	119,858	715,552
National Semiconductor Corp.	35,757	655,068
Novellus Systems, Inc. *	16,072	338,316
NVIDIA Corp. *	87,571	1,733,030
QLogic Corp. *	21,174	325,021
Teradyne, Inc. *	27,481	341,314
Texas Instruments, Inc.	209,058	5,910,070
Xilinx, Inc.	45,130	1,071,837

		44,982,257
Software - 3.16%
Adobe Systems, Inc. *	89,680	3,191,711

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Autodesk, Inc. *	36,395	$1,145,715
BMC Software, Inc. *	30,284	984,836
CA, Inc.	61,501	1,383,773
Citrix Systems, Inc. *	29,206	856,612
Compuware Corp. *	43,222	317,249
Intuit, Inc. *	51,658	1,395,283
Microsoft Corp.	1,261,611	35,804,520
Novell, Inc. *	55,501	349,101
Oracle Corp. *	623,424	12,194,173
Teradata Corp. *	28,341	625,202

		58,248,175
Steel - 0.36%
Allegheny Technologies, Inc.	15,912	1,135,481
Nucor Corp.	45,403	3,075,599
United States Steel Corp.	18,568	2,355,722

		6,566,802
Telecommunications Equipment &
Services - 2.07%
American Tower Corp., Class A *	63,796	2,501,441
Ciena Corp. *	13,722	423,049
Citizens Communications Company	51,663	541,945
Corning, Inc.	248,162	5,965,815
Embarq Corp.	24,182	969,698
JDS Uniphase Corp. *	35,450	474,676
QUALCOMM, Inc.	254,133	10,419,453
Tellabs, Inc. *	65,221	355,454
Verizon Communications, Inc.	452,573	16,496,286

		38,147,817
Telephone - 2.28%
AT&T, Inc.	951,366	36,437,318
CenturyTel, Inc.	16,810	558,764
Qwest Communications International, Inc.	242,348	1,097,837
Sprint Nextel Corp.	449,058	3,004,198
Windstream Corp.	71,558	855,118

		41,953,235
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	37,858	976,736

Tobacco - 1.47%
Altria Group, Inc.	332,316	7,377,415
Philip Morris International, Inc. *	332,316	16,808,544
Reynolds American, Inc. (a)	26,970	1,592,039
UST, Inc.	23,560	1,284,491

		27,062,489
Toys, Amusements & Sporting Goods - 0.10%
Hasbro, Inc.	22,477	627,109
Mattel, Inc.	56,958	1,133,464

		1,760,573
Transportation - 0.16%
C.H. Robinson Worldwide, Inc.	27,009	1,469,290
Expeditors International of Washington, Inc.	33,597	1,517,912

		2,987,202
Trucking & Freight - 0.92%
FedEx Corp.	48,779	4,520,350

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Ryder Systems, Inc.	9,150	$557,326
United Parcel Service, Inc., Class B	163,039	11,905,108

		16,982,784

TOTAL COMMON STOCKS (Cost $1,711,798,676)		$1,815,028,044

SHORT TERM INVESTMENTS - 2.70%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$21,622,327	$21,622,327
Lloyds Bank PLC
2.70% due 04/01/2008	28,104,000	28,104,000

TOTAL SHORT TERM INVESTMENTS
(Cost $49,726,327)		$49,726,327

Total Investments (500 Index Trust)
(Cost $1,761,525,003) - 101.21%		$1,864,754,371
Liabilities in Excess of Other Assets - (1.21)%		(22,256,947)

TOTAL NET ASSETS - 100.00%		$1,842,497,424

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.00%

Advertising - 0.18%
Interpublic Group of Companies, Inc. *	42,423	$356,777
Monster Worldwide, Inc. *	11,303	273,646
Omnicom Group, Inc.	28,867	1,275,344

		1,905,767
Aerospace - 2.21%
Boeing Company	68,866	5,121,565
General Dynamics Corp.	36,216	3,019,328
Goodrich Corp.	11,262	647,678
Lockheed Martin Corp.	30,868	3,065,192
Northrop Grumman Corp.	30,426	2,367,447
Raytheon Company	38,392	2,480,507
Rockwell Collins, Inc.	14,622	835,647
United Technologies Corp.	88,376	6,082,036

		23,619,400
Agriculture - 0.74%
Archer-Daniels-Midland Company	57,948	2,385,140
Monsanto Company	49,341	5,501,521

		7,886,661
Air Travel - 0.08%
Southwest Airlines Company	66,240	821,376

Aluminum - 0.25%
Alcoa, Inc.	73,326	2,644,136

Apparel & Textiles - 0.45%
Cintas Corp.	11,762	335,687
Coach, Inc. *	31,686	955,333
Jones Apparel Group, Inc.	7,809	104,797
Liz Claiborne, Inc.	8,957	162,569
NIKE, Inc., Class B	34,475	2,344,300

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Polo Ralph Lauren Corp., Class A	5,302	$309,054
VF Corp.	7,898	612,174

		4,823,914
Auto Parts - 0.27%
AutoZone, Inc. *	3,871	440,636
Genuine Parts Company	14,884	598,635
Johnson Controls, Inc.	53,463	1,807,049

		2,846,320
Auto Services - 0.02%
AutoNation, Inc. *	12,157	181,990

Automobiles - 0.34%
Ford Motor Company * (a)	198,719	1,136,673
General Motors Corp. (a)	50,968	970,940
PACCAR, Inc.	33,015	1,485,675

		3,593,288
Banking - 3.88%
Bank of America Corp.	399,979	15,163,204
Bank of New York Mellon Corp.	102,769	4,288,550
BB&T Corp.	49,181	1,576,743
Comerica, Inc.	13,552	475,404
Fifth Third Bancorp	47,973	1,003,595
First Horizon National Corp. (a)	11,383	159,476
Hudson City Bancorp, Inc.	46,674	825,196
Huntington BancShares, Inc.	32,977	354,503
KeyCorp	35,905	788,115
M&T Bank Corp.	6,933	557,968
Marshall & Ilsley Corp.	23,568	546,778
National City Corp.	57,081	567,956
Northern Trust Corp.	17,281	1,148,668
Regions Financial Corp.	62,452	1,233,427
Sovereign Bancorp, Inc.	32,534	303,217
SunTrust Banks, Inc.	31,589	1,741,817
Toronto-Dominion Bank *	7,266	445,788
U.S. Bancorp	155,747	5,039,973
Wachovia Corp.	178,458	4,818,366
Zions Bancorp	9,647	439,421

		41,478,165
Biotechnology - 0.78%
Amgen, Inc. *	97,930	4,091,515
Applera Corp.	15,071	495,233
Biogen Idec, Inc. *	26,810	1,653,909
Genzyme Corp. *	24,097	1,796,190
Millipore Corp. *	4,955	334,017

		8,370,864
Broadcasting - 0.61%
CBS Corp., Class B	61,292	1,353,327
Clear Channel Communications, Inc.	44,829	1,309,903
News Corp., Class A	207,170	3,884,438

		6,547,668
Building Materials & Construction - 0.06%
Masco Corp.	32,838	651,178

Business Services - 1.07%
Affiliated Computer Services, Inc., Class A *	8,642	433,051

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Automatic Data Processing, Inc.	47,069	$1,995,255
Computer Sciences Corp. *	14,734	601,000
Convergys Corp. *	11,413	171,880
Electronic Data Systems Corp.	45,859	763,552
Equifax, Inc.	11,673	402,485
Fiserv, Inc. *	14,804	711,924
Fluor Corp.	7,977	1,126,033
H & R Block, Inc.	29,296	608,185
Jacobs Engineering Group, Inc. *	10,926	804,044
Moody's Corp. (a)	18,519	645,017
Paychex, Inc.	29,143	998,439
Pitney Bowes, Inc.	19,006	665,590
R.R. Donnelley & Sons Company	19,346	586,377
Robert Half International, Inc.	14,301	368,108
Total Systems Services, Inc.	17,904	423,609
Unisys Corp. *	31,851	141,100

		11,445,649
Cable & Television - 1.31%
Comcast Corp., Class A	271,114	5,243,345
DIRECTV Group, Inc. *	64,154	1,590,378
E.W. Scripps Company, Class A (a)	8,062	338,684
Time Warner, Inc.	322,013	4,514,622
Viacom, Inc., Class B *	57,705	2,286,272

		13,973,301
Cellular Communications - 0.18%
Motorola, Inc.	203,021	1,888,095

Chemicals - 1.32%
Air Products & Chemicals, Inc.	19,309	1,776,428
Ashland, Inc.	5,041	238,439
Dow Chemical Company	84,602	3,117,584
E.I. Du Pont de Nemours & Company	80,977	3,786,485
Eastman Chemical Company	7,181	448,453
Hercules, Inc.	10,219	186,906
PPG Industries, Inc.	14,751	892,583
Praxair, Inc.	28,206	2,375,791
Rohm & Haas Company	11,288	610,455
Sigma-Aldrich Corp.	11,651	694,982

		14,128,106
Coal - 0.22%
CONSOL Energy, Inc.	16,433	1,136,999
Peabody Energy Corp.	24,402	1,244,502

		2,381,501
Commercial Services - 0.03%
CB Richard Ellis Group, Inc. *	15,646	338,579

Computer Services - 0.06%
NetApp, Inc. *	30,931	620,167

Computers & Business Equipment - 5.66%
Apple, Inc. *	79,134	11,355,729
Cisco Systems, Inc. *	536,729	12,929,802
Cognizant Technology Solutions Corp.,
Class A *	25,963	748,513
Dell, Inc. *	201,779	4,019,438
EMC Corp. *	189,136	2,712,210
Hewlett-Packard Company	221,976	10,135,424

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
International Business Machines Corp.	124,645	$14,351,625
Juniper Networks, Inc. *	47,143	1,178,575
Lexmark International, Inc. *	8,550	262,656
SanDisk Corp. *	20,627	465,551
Sun Microsystems, Inc. *	71,381	1,108,547
Xerox Corp.	82,618	1,236,792

		60,504,862
Construction & Mining Equipment - 0.21%
National Oilwell Varco, Inc. *	32,143	1,876,508
Rowan Companies, Inc.	10,023	412,747

		2,289,255
Construction Materials - 0.17%
Sherwin-Williams Company	9,178	468,445
Trane, Inc.	15,648	718,243
Vulcan Materials Company	9,758	647,932

		1,834,620
Containers & Glass - 0.12%
Ball Corp.	8,783	403,491
Bemis Company, Inc.	8,970	228,107
Pactiv Corp. *	11,741	307,731
Sealed Air Corp.	14,551	367,413

		1,306,742
Cosmetics & Toiletries - 2.60%
Avon Products, Inc.	38,426	1,519,364
Colgate-Palmolive Company	45,904	3,576,381
Estee Lauder Companies, Inc., Class A	10,276	471,154
International Flavors & Fragrances, Inc.	7,295	321,345
Kimberly-Clark Corp.	37,840	2,442,572
Procter & Gamble Company	277,099	19,416,327

		27,747,143
Crude Petroleum & Natural Gas - 2.57%
Apache Corp.	29,983	3,622,546
Chesapeake Energy Corp.	41,191	1,900,965
Devon Energy Corp.	40,013	4,174,556
EOG Resources, Inc.	22,242	2,669,040
Hess Corp.	25,114	2,214,552
Marathon Oil Corp.	63,836	2,910,922
Noble Energy, Inc.	15,472	1,126,361
Occidental Petroleum Corp.	74,064	5,419,263
Sunoco, Inc.	10,589	555,605
XTO Energy, Inc.	45,950	2,842,467

		27,436,277
Domestic Oil - 0.08%
Range Resources Corp.	13,497	856,385

Drugs & Health Care - 0.47%
Wyeth	120,471	5,030,869

Educational Services - 0.05%
Apollo Group, Inc., Class A *	12,368	534,298

Electrical Equipment - 0.43%
Cooper Industries, Ltd., Class A	15,870	637,180
Emerson Electric Company	70,882	3,647,588

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
Molex, Inc.	12,660	$293,206

		4,577,974
Electrical Utilities - 2.97%
AES Corp. *	60,260	1,004,534
Allegheny Energy, Inc.	15,057	760,378
Ameren Corp.	18,794	827,688
American Electric Power Company, Inc.	36,055	1,500,970
CenterPoint Energy, Inc. (a)	29,424	419,880
CMS Energy Corp.	20,275	274,523
Consolidated Edison, Inc. (a)	24,503	972,769
Constellation Energy Group, Inc.	16,020	1,414,085
Dominion Resources, Inc.	51,759	2,113,838
DTE Energy Company	14,697	571,566
Dynegy, Inc., Class A *	44,649	352,281
Edison International	29,336	1,438,051
Entergy Corp.	17,213	1,877,594
Exelon Corp.	59,536	4,838,491
FirstEnergy Corp.	27,447	1,883,413
FPL Group, Inc.	36,680	2,301,303
Integrys Energy Group, Inc.	6,881	320,930
Pepco Holdings, Inc.	18,108	447,630
PG&E Corp.	32,032	1,179,418
Pinnacle West Capital Corp.	9,049	317,439
PPL Corp.	33,618	1,543,739
Public Service Enterprise Group, Inc.	45,782	1,839,979
Teco Energy, Inc.	18,991	302,906
The Southern Company	68,855	2,451,927
Xcel Energy, Inc.	38,641	770,888

		31,726,220
Electronics - 0.58%
Agilent Technologies, Inc. *	32,868	980,453
Harman International Industries, Inc.	5,445	237,075
Jabil Circuit, Inc.	18,735	177,233
L-3 Communications Holdings, Inc.	11,021	1,205,036
Thermo Fisher Scientific, Inc. *	37,691	2,142,356
Tyco Electronics, Ltd.	43,887	1,506,202

		6,248,355
Energy - 0.40%
Duke Energy Corp.	113,709	2,029,706
Progress Energy, Inc.	23,420	976,614
Sempra Energy	23,528	1,253,572

		4,259,892
Financial Services - 7.45%
American Capital Strategies, Ltd. (a)	17,561	599,884
American Express Company	104,094	4,550,990
Ameriprise Financial, Inc.	20,435	1,059,555
Bear Stearns Companies, Inc. (a)	10,575	110,932
Capital One Financial Corp.	33,584	1,653,005
Charles Schwab Corp.	84,541	1,591,907
CIT Group, Inc.	17,368	205,811
Citigroup, Inc.	468,778	10,041,225
CME Group, Inc.	4,801	2,252,149
Countrywide Financial Corp. (a)	52,294	287,617
Discover Financial Services	43,141	706,218

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
E*TRADE Financial Corp. *	41,598	$160,568
Federal Home Loan Mortgage Corp.	58,172	1,472,915
Federal National Mortgage Association	88,085	2,318,397
Federated Investors, Inc., Class B	7,787	304,939
Fidelity National Information Services, Inc.	15,410	587,737
Franklin Resources, Inc.	14,160	1,373,378
Goldman Sachs Group, Inc.	35,576	5,883,915
IntercontinentalExchange, Inc. *	6,315	824,108
Janus Capital Group, Inc.	13,301	309,514
JP Morgan Chase & Company	305,825	13,135,184
Legg Mason, Inc.	12,139	679,541
Lehman Brothers Holdings, Inc.	47,774	1,798,213
Leucadia National Corp.	15,231	688,746
Merrill Lynch & Company, Inc.	87,479	3,563,894
Morgan Stanley	99,457	4,545,185
NYSE Euronext	23,861	1,472,462
PNC Financial Services Group, Inc.	30,683	2,011,884
SLM Corp. *	42,010	644,854
State Street Corp.	34,886	2,755,994
T. Rowe Price Group, Inc.	23,749	1,187,450
Washington Mutual, Inc.	79,567	819,540
Wells Fargo & Company	296,845	8,638,190
Western Union Company	67,498	1,435,682

		79,671,583
Food & Beverages - 3.57%
Campbell Soup Company	19,823	672,991
Coca-Cola Enterprises, Inc.	25,892	626,586
ConAgra Foods, Inc.	43,902	1,051,453
Dean Foods Company *	13,628	273,787
General Mills, Inc.	30,322	1,815,681
H.J. Heinz Company	28,376	1,332,821
Hershey Company	15,146	570,550
Kellogg Company	23,464	1,233,268
Kraft Foods, Inc., Class A	138,060	4,281,241
McCormick & Company, Inc.	11,522	425,968
Pepsi Bottling Group, Inc.	12,353	418,890
PepsiCo, Inc.	144,225	10,413,045
Sara Lee Corp.	64,124	896,454
Sysco Corp.	54,346	1,577,121
The Coca-Cola Company	179,959	10,954,104
Tyson Foods, Inc., Class A	24,651	393,183
William Wrigley, Jr. Company	19,488	1,224,626

		38,161,769
Forest Products - 0.11%
Weyerhaeuser Company	18,868	1,227,175

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	15,091	230,138

Gas & Pipeline Utilities - 0.88%
El Paso Corp.	63,099	1,049,967
Nicor, Inc. (a)	4,064	136,185
NiSource, Inc.	24,685	425,569
Questar Corp.	15,559	880,017
Spectra Energy Corp.	56,954	1,295,704
Transocean, Inc. *	28,610	3,868,072

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
Williams Companies, Inc.	52,675	$1,737,221

		9,392,735
Healthcare Products - 3.40%
Baxter International, Inc.	57,124	3,302,910
Becton, Dickinson & Company	21,975	1,886,554
Boston Scientific Corp. *	120,932	1,556,395
C.R. Bard, Inc.	9,034	870,877
Covidien, Ltd.	44,907	1,987,135
Johnson & Johnson	255,048	16,544,964
Medtronic, Inc.	101,118	4,891,078
Patterson Companies, Inc. *	11,646	422,750
St. Jude Medical, Inc. *	30,976	1,337,853
Stryker Corp.	21,473	1,396,819
Varian Medical Systems, Inc. *	11,316	530,041
Zimmer Holdings, Inc. *	20,996	1,634,748

		36,362,124
Healthcare Services - 1.46%
Cardinal Health, Inc.	32,108	1,685,991
Coventry Health Care, Inc. *	13,930	562,076
Express Scripts, Inc. *	22,763	1,464,116
Humana, Inc. *	15,322	687,345
IMS Health, Inc.	16,508	346,833
Laboratory Corp. of America Holdings *	9,949	733,042
McKesson Corp.	26,056	1,364,553
Medco Health Solutions, Inc. *	47,174	2,065,749
Quest Diagnostics, Inc.	14,160	641,023
UnitedHealth Group, Inc.	112,675	3,871,513
WellPoint, Inc. *	48,796	2,153,368

		15,575,609
Holdings Companies/Conglomerates - 3.38%
General Electric Company	899,112	33,276,135
Loews Corp.	39,586	1,592,149
Textron, Inc.	22,392	1,240,965

		36,109,249
Homebuilders - 0.13%
Centex Corp.	11,020	266,794
D.R. Horton, Inc.	24,672	388,584
KB Home (a)	6,932	171,429
Lennar Corp., Class A (a)	12,525	235,595
Pulte Homes, Inc.	19,246	280,029

		1,342,431
Hotels & Restaurants - 1.05%
Darden Restaurants, Inc.	12,901	419,928
Marriott International, Inc., Class A	27,096	931,019
McDonald's Corp.	103,694	5,783,014
Starbucks Corp. *	65,765	1,150,887
Starwood Hotels & Resorts Worldwide, Inc.	16,953	877,318
Wendy's International, Inc.	7,870	181,482
Wyndham Worldwide Corp.	15,939	329,618
Yum! Brands, Inc.	42,814	1,593,109

		11,266,375
Household Appliances - 0.09%
Black & Decker Corp.	5,486	362,625

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances (continued)
Whirlpool Corp.	6,809	$590,885

		953,510
Household Products - 0.21%
Clorox Company	12,503	708,170
Fortune Brands, Inc.	13,870	963,965
Newell Rubbermaid, Inc.	24,914	569,783

		2,241,918
Industrial Machinery - 1.39%
Cameron International Corp. *	19,656	818,476
Caterpillar, Inc.	56,184	4,398,645
Cummins, Inc.	18,206	852,405
Deere & Company	39,261	3,158,155
Dover Corp.	17,281	722,000
Ingersoll-Rand Company, Ltd., Class A	24,549	1,094,394
ITT Corp.	16,349	847,042
Pall Corp.	11,039	387,138
Parker-Hannifin Corp.	15,172	1,050,965
Terex Corp. *	9,148	571,750
The Manitowoc Company, Inc.	11,693	477,074
W.W. Grainger, Inc.	6,043	461,625

		14,839,669
Insurance - 4.05%
ACE, Ltd.	29,703	1,635,447
Aetna, Inc.	44,714	1,882,012
AFLAC, Inc.	42,747	2,776,418
Allstate Corp.	50,460	2,425,108
Ambac Financial Group, Inc. (a)	25,825	148,494
American International Group, Inc.	227,112	9,822,594
Aon Corp.	27,510	1,105,902
Assurant, Inc.	8,614	524,248
Chubb Corp.	33,337	1,649,515
CIGNA Corp.	25,219	1,023,135
Cincinnati Financial Corp.	14,899	566,758
Genworth Financial, Inc., Class A	38,955	881,941
Hartford Financial Services Group, Inc.	28,274	2,142,321
Lincoln National Corp.	23,822	1,238,744
Marsh & McLennan Companies, Inc.	46,913	1,142,332
MBIA, Inc. (a)	18,923	231,239
MetLife, Inc.	63,854	3,847,842
MGIC Investment Corp. (a)	10,613	111,755
Principal Financial Group, Inc.	23,263	1,296,214
Progressive Corp.	61,080	981,556
Prudential Financial, Inc.	40,158	3,142,363
SAFECO Corp.	8,080	354,550
The Travelers Companies, Inc.	55,855	2,672,662
Torchmark Corp.	8,191	492,361
UnumProvident Corp.	31,239	687,570
XL Capital, Ltd., Class A	16,019	473,361

		43,256,442
International Oil - 7.09%
Anadarko Petroleum Corp.	42,145	2,656,399
Chevron Corp.	186,985	15,961,040
ConocoPhillips	140,598	10,714,973
Exxon Mobil Corp.	481,718	40,743,708

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Murphy Oil Corp.	17,083	$1,403,198
Nabors Industries, Ltd. *	25,272	853,435
Noble Corp.	24,189	1,201,468
Weatherford International, Ltd. *	30,544	2,213,524

		75,747,745
Internet Content - 1.19%
Google, Inc., Class A *	20,880	9,197,014
Yahoo!, Inc. *	120,399	3,483,143

		12,680,157
Internet Retail - 0.54%
Amazon.com, Inc. *	27,772	1,980,144
eBay, Inc. *	100,438	2,997,070
Expedia, Inc. *	18,772	410,919
IAC/InterActiveCorp. *	16,270	337,765

		5,725,898
Internet Software - 0.22%
Akamai Technologies, Inc. *	15,048	423,752
Symantec Corp. *	76,213	1,266,660
VeriSign, Inc. *	19,214	638,673

		2,329,085
Leisure Time - 0.90%
Brunswick Corp.	7,885	125,923
Carnival Corp.	39,306	1,591,107
Electronic Arts, Inc. *	28,523	1,423,868
International Game Technology	28,165	1,132,515
Walt Disney Company	169,546	5,320,354

		9,593,767
Life Sciences - 0.07%
PerkinElmer, Inc.	10,591	256,832
Waters Corp. *	9,000	501,300

		758,132
Liquor - 0.42%
Anheuser-Busch Companies, Inc.	64,392	3,055,400
Brown Forman Corp., Class B	7,594	502,875
Constellation Brands, Inc., Class A *	17,474	308,766
Molson Coors Brewing Company, Class B	12,385	651,079

		4,518,120
Manufacturing - 1.63%
3M Company	63,718	5,043,280
Danaher Corp.	22,928	1,743,216
Eaton Corp.	13,191	1,050,927
Harley-Davidson, Inc.	21,475	805,312
Honeywell International, Inc.	67,024	3,781,494
Illinois Tool Works, Inc.	36,057	1,739,029
Rockwell Automation, Inc.	13,358	767,016
Snap-on, Inc.	5,195	264,166
Stanley Works	7,048	335,626
Tyco International, Ltd.	43,666	1,923,487

		17,453,553
Medical-Hospitals - 0.02%
Tenet Healthcare Corp. *	42,715	241,767

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products - 0.13%
Precision Castparts Corp.	12,510	$1,277,021
Titanium Metals Corp. (a)	8,902	133,975

		1,410,996
Mining - 0.48%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	34,465	3,316,223
Newmont Mining Corp.	40,814	1,848,874

		5,165,097
Office Furnishings & Supplies - 0.08%
Avery Dennison Corp.	9,588	472,209
Office Depot, Inc. *	24,578	271,587
OfficeMax, Inc.	6,906	132,181

		875,977
Paper - 0.20%
International Paper Company	38,516	1,047,635
MeadWestvaco Corp.	15,654	426,102
Plum Creek Timber Company, Inc.	15,410	627,187

		2,100,924
Petroleum Services - 1.86%
Baker Hughes, Inc.	27,858	1,908,273
BJ Services Company	26,376	751,980
ENSCO International, Inc.	12,960	811,555
Halliburton Company	79,250	3,116,902
Schlumberger, Ltd.	107,842	9,382,254
Smith International, Inc.	18,081	1,161,343
Tesoro Corp.	12,390	371,700
Valero Energy Corp.	48,140	2,364,155

		19,868,162
Pharmaceuticals - 4.69%
Abbott Laboratories	139,179	7,675,722
Allergan, Inc.	27,546	1,553,319
AmerisourceBergen Corp.	14,641	599,988
Barr Pharmaceuticals, Inc. *	9,716	469,380
Bristol-Myers Squibb Company	178,225	3,796,192
Celgene Corp. *	39,174	2,400,974
Eli Lilly & Company	89,066	4,594,915
Forest Laboratories, Inc. *	28,037	1,121,760
Gilead Sciences, Inc. *	83,636	4,309,763
Hospira, Inc. *	14,288	611,098
King Pharmaceuticals, Inc. *	22,154	192,740
Merck & Company, Inc.	194,963	7,398,846
Mylan, Inc. * (a)	27,406	317,910
Pfizer, Inc.	608,761	12,741,368
Schering-Plough Corp.	145,955	2,103,211
Watson Pharmaceuticals, Inc. *	9,333	273,644

		50,160,830
Photography - 0.04%
Eastman Kodak Company (a)	25,945	458,448

Publishing - 0.22%
Gannett Company, Inc.	20,691	601,074
McGraw-Hill Companies, Inc.	29,064	1,073,915
Meredith Corp.	3,396	129,897
The New York Times Company, Class A (a)	12,946	244,420

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing (continued)
Washington Post Company, Class B	523	$345,964

		2,395,270
Railroads & Equipment - 0.87%
Burlington Northern Santa Fe Corp.	26,649	2,457,571
CSX Corp.	36,319	2,036,406
Norfolk Southern Corp.	33,885	1,840,633
Union Pacific Corp.	23,474	2,943,170

		9,277,780
Real Estate - 1.11%
Apartment Investment & Management
Company, Class A, REIT	8,260	295,791
Avalon Bay Communities, Inc., REIT	6,919	667,822
Boston Properties, Inc., REIT	10,759	990,581
Developers Diversified Realty Corp., REIT	10,755	450,419
Equity Residential, REIT	24,279	1,007,336
General Growth Properties, Inc., REIT	23,794	908,217
HCP, Inc., REIT	19,387	655,474
Host Hotels & Resorts, Inc., REIT	47,139	750,453
Kimco Realty Corp., REIT	22,767	891,783
ProLogis, REIT	23,249	1,368,436
Public Storage, Inc., REIT	11,213	993,696
Simon Property Group, Inc., REIT	20,083	1,865,912
Vornado Realty Trust, REIT	12,153	1,047,710

		11,893,630
Retail Grocery - 0.34%
Safeway, Inc.	39,636	1,163,317
SUPERVALU, Inc.	19,045	570,969
The Kroger Company	60,570	1,538,478
Whole Foods Market, Inc. (a)	12,562	414,169

		3,686,933
Retail Trade - 4.30%
Abercrombie & Fitch Company, Class A	7,757	567,347
Bed Bath & Beyond, Inc. *	23,586	695,787
Best Buy Company, Inc.	31,727	1,315,401
Big Lots, Inc. *	8,140	181,522
Costco Wholesale Corp.	39,146	2,543,316
CVS Caremark Corp.	128,927	5,222,833
Dillard's, Inc., Class A (a)	5,232	90,043
Family Dollar Stores, Inc.	12,653	246,734
GameStop Corp., Class A *	14,493	749,433
Home Depot, Inc.	151,953	4,250,125
J.C. Penney Company, Inc.	19,963	752,805
Kohl's Corp. *	28,243	1,211,342
Limited Brands, Inc.	27,982	478,492
Lowe's Companies, Inc.	131,693	3,021,037
Macy's, Inc.	38,986	899,017
Nordstrom, Inc.	16,118	525,447
RadioShack Corp.	11,804	191,815
Sears Holdings Corp. * (a)	6,568	670,527
Staples, Inc.	63,117	1,395,517
Target Corp.	73,716	3,735,927
The Gap, Inc.	40,946	805,817
The TJX Companies, Inc.	39,349	1,301,272
Tiffany & Company	11,435	478,440

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Walgreen Company	89,264	$3,400,066
Wal-Mart Stores, Inc.	212,750	11,207,670

		45,937,732
Sanitary Services - 0.24%
Allied Waste Industries, Inc. *	30,360	328,192
Ecolab, Inc.	15,803	686,324
Waste Management, Inc.	44,601	1,496,809

		2,511,325
Semiconductors - 2.40%
Advanced Micro Devices, Inc. * (a)	54,524	321,146
Altera Corp.	27,670	509,958
Analog Devices, Inc.	26,466	781,276
Applied Materials, Inc.	121,880	2,377,879
Broadcom Corp., Class A *	42,089	811,055
Intel Corp.	521,153	11,038,021
KLA-Tencor Corp.	16,212	601,465
Linear Technology Corp. (a)	19,895	610,578
LSI Logic Corp. *	59,524	294,644
MEMC Electronic Materials, Inc. *	20,566	1,458,130
Microchip Technology, Inc.	17,000	556,410
Micron Technology, Inc. *	68,468	408,754
National Semiconductor Corp.	20,426	374,204
Novellus Systems, Inc. *	9,181	193,260
NVIDIA Corp. *	50,024	989,975
QLogic Corp. *	12,095	185,658
Teradyne, Inc. *	15,698	194,969
Texas Instruments, Inc.	119,422	3,376,060
Xilinx, Inc.	25,780	612,275

		25,695,717
Software - 3.11%
Adobe Systems, Inc. *	51,229	1,823,240
Autodesk, Inc. *	20,790	654,469
BMC Software, Inc. *	17,300	562,596
CA, Inc.	35,132	790,470
Citrix Systems, Inc. *	16,683	489,313
Compuware Corp. *	24,690	181,225
Intuit, Inc. *	29,509	797,038
Microsoft Corp.	720,682	20,452,955
Novell, Inc. *	31,704	199,418
Oracle Corp. *	356,125	6,965,805
Teradata Corp. *	16,170	356,710

		33,273,239
Steel - 0.35%
Allegheny Technologies, Inc.	9,089	648,591
Nucor Corp.	25,936	1,756,905
United States Steel Corp.	10,607	1,345,710

		3,751,206
Telecommunications Equipment &
Services - 2.04%
American Tower Corp., Class A *	36,443	1,428,930
Ciena Corp. *	7,874	242,755
Citizens Communications Company	29,512	309,581
Corning, Inc.	141,760	3,407,910
Embarq Corp.	13,813	553,901

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
JDS Uniphase Corp. *	20,102	$269,166
QUALCOMM, Inc.	145,171	5,952,011
Tellabs, Inc. *	37,257	203,051
Verizon Communications, Inc.	258,501	9,422,362

		21,789,667
Telephone - 2.24%
AT&T, Inc.	543,458	20,814,441
CenturyTel, Inc.	9,603	319,204
Qwest Communications International, Inc.	138,439	627,129
Sprint Nextel Corp.	256,520	1,716,119
Windstream Corp.	40,877	488,480

		23,965,373
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	21,626	557,951

Tobacco - 1.45%
Altria Group, Inc.	189,832	4,214,270
Philip Morris International, Inc. *	189,832	9,601,703
Reynolds American, Inc. (a)	15,406	909,416
UST, Inc.	13,458	733,730

		15,459,119
Toys, Amusements & Sporting Goods - 0.09%
Hasbro, Inc.	12,840	358,236
Mattel, Inc.	32,537	647,486

		1,005,722
Transportation - 0.16%
C.H. Robinson Worldwide, Inc.	15,428	839,283
Expeditors International of Washington, Inc.	19,192	867,095

		1,706,378
Trucking & Freight - 0.91%
FedEx Corp.	27,864	2,582,157
Ryder Systems, Inc.	5,227	318,376
United Parcel Service, Inc., Class B	93,134	6,800,645

		9,701,178

TOTAL COMMON STOCKS (Cost $940,656,375)		$1,036,826,622

SHORT TERM INVESTMENTS - 3.63%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$10,098,003	$10,098,003
Lloyds Bank PLC
2.70% due 04/01/2008	28,750,000	28,750,000

TOTAL SHORT TERM INVESTMENTS
(Cost $38,848,003)		$38,848,003

Total Investments (500 Index Trust B)
(Cost $979,504,378) - 100.63%		$1,075,674,625
Liabilities in Excess of Other Assets - (0.63)%		(6,752,997)

TOTAL NET ASSETS - 100.00%		$1,068,921,628

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 5.61%

U.S. Treasury Bonds - 0.20%
5.00% due 05/15/2037	$4,468,000	$4,998,227

U.S. Treasury Notes - 5.41%
2.00% due 02/28/2010	3,596,000	3,621,003
2.75% due 02/28/2013 (a)	82,187,000	83,317,071
3.50% due 02/15/2018	34,373,000	34,571,710
4.25% due 11/15/2013 (a)	5,960,000	6,503,850
4.75% due 05/15/2014 (a)	6,570,000	7,375,338

		135,388,972

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $138,793,187)		$140,387,199

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.38%

Federal Home Loan Mortgage Corp. - 4.06%
3.916% due 06/01/2034	5,061,161	5,089,697
4.50% due 01/15/2015	2,470,000	2,587,458
5.00% due 04/01/2018 to 07/01/2035	7,169,117	7,205,590
5.154% due 11/01/2035	5,638,454	5,652,618
5.273% due 12/01/2035	5,030,726	5,092,588
5.50% due 08/23/2017 to 03/01/2036	44,460,816	47,249,697
5.617% due 04/01/2037	5,035,443	5,127,608
5.769% due 04/01/2037	3,909,809	3,977,033
5.823% due 03/01/2037 (b)	8,053,682	8,179,750
5.833% due 11/01/2036	4,072,146	4,114,858
5.875% due 03/21/2011	4,049,000	4,367,830
6.00% due 05/01/2037 to 08/01/2037	3,017,418	3,097,689

		101,742,416

Federal National Mortgage
Association - 30.75%
zero coupon due 02/01/2015	1,920,000	1,512,975
3.777% due 07/01/2033 (b)	271,435	276,257
4.375% due 03/15/2013	1,030,000	1,081,239
4.50% TBA **	38,160,000	37,945,350
4.875% due 12/15/2016	3,915,000	4,145,676
4.902% due 08/01/2034	3,712,111	3,701,458
5.00% due 05/01/2018 to 03/01/2038	99,588,834	99,088,393
5.00% TBA **	108,400,000	108,146,438
5.491% due 03/01/2037	3,957,421	4,013,804
5.50% due 03/15/2011 to 12/01/2037	208,781,066	211,614,012
5.50% TBA **	38,890,000	39,444,719
6.00% due 05/01/2035 to 01/01/2038	143,161,432	146,932,358
6.00% TBA **	78,485,000	80,461,604
6.50% due 02/01/2036 to 07/01/2037	22,716,670	23,547,677
6.625% due 09/15/2009 (a)	2,314,000	2,457,767
7.00% due 09/01/2010 to 10/25/2041	4,390,487	4,611,346
7.50% due 09/01/2029 to 08/01/2031	270,736	292,330

		769,273,403

Government National Mortgage
Association - 0.54%
5.00% due 04/15/2035	5,285,577	5,292,779
5.50% due 03/15/2035	5,066,171	5,176,521
6.00% due 03/15/2033 to 06/15/2033	2,219,397	2,298,888
6.50% due 09/15/2028 to 08/15/2031	454,324	475,071
7.00% due 04/15/2029	136,569	146,046
8.00% due 10/15/2026 to 05/15/2029	145,233	159,306

		13,548,611

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

The Financing Corp. - 0.03%
10.35% due 08/03/2018		$450,000	$682,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $868,155,736)			$885,246,619

FOREIGN GOVERNMENT OBLIGATIONS - 0.63%

Argentina - 0.12%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	8,797,621	1,048,228
1.00% due 12/15/2035 (b)		19,532,033	610,318
5.83% due 12/31/2033 (b)		3,617,497	1,238,830

			2,897,376
Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	279,159

Colombia - 0.06%
Republic of Colombia
10.00% due 01/23/2012		$1,005,000	1,191,930
11.75% due 03/01/2010	COP	402,000,000	223,164

			1,415,094

Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	262,134

Germany - 0.14%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	2,102,479
6.25% due 01/04/2030		725,000	1,405,480

			3,507,959
Japan - 0.10%
Government of Japan
0.90% due 12/22/2008	JPY	29,450,000	295,964
1.50% due 09/20/2014		68,650,000	717,529
1.80% due 03/22/2010		132,350,000	1,359,656

			2,373,149
Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	1,160,282
8.00% due 12/19/2013		8,332,200	804,585
9.875% due 02/01/2010		$290,000	323,350

			2,288,217

Panama - 0.02%
Republic of Panama
8.875% due 09/30/2027		344,000	438,600
9.375% due 07/23/2012		148,000	173,160

			611,760

Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	186,628

Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	246,109

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Sweden - 0.02%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	1,570,000	$265,919
5.25% due 03/15/2011		1,720,000	301,022

			566,941

Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	531,250

United Kingdom - 0.02%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	200,427
8.00% due 12/07/2015		125,000	309,107

			509,534

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,366,088)			$15,675,310

CORPORATE BONDS - 33.63%

Advertising - 0.03%
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)		$1,145,000	715,625

Aerospace - 0.12%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)		2,011,845	2,073,524
7.156% due 12/15/2011 (g)		823,391	886,855

			2,960,379

Agriculture - 0.20%
Cargill, Inc.
5.60% due 09/15/2012 (g)		2,025,000	2,075,311
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010 (g)		1,870,000	1,776,500
Mosaic Company
7.625% due 12/01/2016 (g)		985,000	1,058,875

			4,910,686

Air Travel - 0.34%
American Airlines, Inc., Series 88A4
10.21% due 01/01/2010		486,395	468,155
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019		815,363	762,365
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011		193,832	174,448
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019 (a)		550,780	529,785
Delta Air Lines, Inc.
6.821% due 08/10/2022 (g)		2,714,221	2,551,368
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		2,725,000	2,725,000
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019 (a)		1,550,000	1,410,500

			8,621,621
Amusement & Theme Parks - 0.02%
HRP Myrtle Beach Operations LLC
9.894% due 04/01/2012 (b)(g)		705,000	625,687

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Apparel & Textiles - 0.03%
Hanesbrands, Inc., Series B
8.204% due 12/15/2014 (b)		$740,000	$656,750

Auto Parts - 0.15%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)		1,260,000	1,096,200
Delphi Corp.
6.197% due 11/15/2033		118,000	16,520
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		985,000	1,033,019
Tenneco Automotive, Inc.
8.625% due 11/15/2014		1,615,000	1,586,737

			3,732,476

Auto Services - 0.08%
ERAC USA Finance Company
6.375% due 10/15/2017 (g)		1,600,000	1,429,576
7.95% due 12/15/2009 (g)		510,000	538,156

			1,967,732

Automobiles - 0.20%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		1,716,000	1,716,633
5.875% due 03/15/2011		1,885,000	1,926,932
General Motors Corp.
7.125% due 07/15/2013		1,775,000	1,366,750

			5,010,315

Banking - 3.15%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	152,677
BAC Capital Trust XIII
3.268% due 03/15/2043 (b)		$1,900,000	1,293,461
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		3,350,000	2,449,503
BAC Capital Trust XV
3.876% due 06/01/2056 (b)		4,170,000	3,095,733
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (g)		2,395,000	2,199,678
Banco Santander Chile
3.34% due 12/09/2009 (b)(g)		912,000	880,080
5.375% due 12/09/2014 (g)		295,000	287,663
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	159,170
BNP Paribas
7.195% due 12/31/2049 (b)(g)		$965,000	854,671
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)		3,085,000	2,577,289
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		4,000,000	2,664,060
DBS Bank, Ltd.
7.125% due 05/15/2011 (g)		450,000	491,127
HBOS PLC
5.375% due 12/29/2049 (b)(g)		1,128,000	968,048
6.413% due 09/29/2049 (b)(g)		2,255,000	1,615,022
HSBC Bank USA, Inc.
4.625% due 04/01/2014		2,350,000	2,267,059
HSBC Holdings PLC
6.50% due 09/15/2037		1,000,000	948,641
ICICI Bank, Ltd.
4.917% due 01/12/2010 (b)(g)		885,000	846,857

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
ICICI Bank, Ltd. (continued)
6.625% due 10/03/2012 (g)	$2,200,000	$2,196,374
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	265,000	258,407
Kazkommerts International BV
8.50% due 04/16/2013	350,000	308,875
Landsbanki Islands HF
3.793% due 08/25/2009 (b)(g)	2,730,000	2,475,316
6.10% due 08/25/2011 (g)	1,635,000	1,428,424
7.431% due 12/31/2049 (b)(g)	3,485,000	2,917,530
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)	3,950,000	3,029,575
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)	1,600,000	1,235,629
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)(g)	4,115,000	3,532,604
RBS Capital Trust IV
3.455% due 09/29/2049 (b)	897,000	549,738
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	3,060,000	2,920,534
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049	1,400,000	1,205,666
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	2,208,838
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	2,226,301
Societe Generale
5.922% due 12/31/2049 (g)	1,600,000	1,306,304
Standard Chartered PLC
6.40% due 09/26/2017 (g)	800,000	835,312
6.409% due 01/30/2017 (b)(g)	5,000,000	4,107,825
7.014% due 12/30/2049 (b)(g)	1,800,000	1,567,037
SunTrust Bank
7.25% due 03/15/2018 (a)	1,710,000	1,748,778
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	3,145,000	2,490,211
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	2,525,000	1,871,353
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	597,946
8.50% due 02/10/2015 (g)	600,000	495,720
USB Capital IX
6.189% due 03/29/2049 (b)	8,105,000	6,017,963
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	4,255,000	3,942,351
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	3,220,000	2,294,250
Washington Mutual Bank FA
4.9075% due 01/15/2015 (b)	1,070,000	877,281
Washington Mutual Preferred Funding Delaware
6.534% due 03/29/2049 (b)(g)	1,000,000	526,950

		78,923,831

Broadcasting - 0.28%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	736,000	777,366
News America Holdings, Inc.
6.75% due 01/09/2038	108,000	113,046
7.75% due 12/01/2045	491,000	519,798

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
News America Holdings, Inc. (continued)
8.25% due 08/10/2018	$2,035,000	$2,370,362
News America, Inc.
6.65% due 11/15/2037 (g)	1,735,000	1,749,728
XM Satellite Radio, Inc.
9.75% due 05/01/2014	1,595,000	1,539,175

		7,069,475

Building Materials & Construction - 0.07%
Masco Corp.
6.125% due 10/03/2016	2,000,000	1,762,938

Buildings - 0.16%
Centex Corp.
5.125% due 10/01/2013	5,000,000	4,000,000

Business Services - 0.18%
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	150,947
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	2,320,000	2,093,800
Xerox Corp.
6.75% due 02/01/2017	2,230,000	2,354,031

		4,598,778

Cable & Television - 1.12%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,365,000	1,516,284
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,455,000	1,324,050
Cox Communications, Inc.
4.625% due 01/15/2010	1,103,000	1,103,531
5.45% due 12/15/2014	922,000	907,725
6.75% due 03/15/2011	491,000	511,512
7.75% due 11/01/2010	368,000	395,356
Quebecor Media, Inc.
7.75% due 03/15/2016 (g)	330,000	301,125
Rogers Cable, Inc.
6.75% due 03/15/2015	1,545,000	1,539,013
Shaw Communications, Inc.
8.25% due 04/11/2010	1,605,000	1,673,213
TCI Communications, Inc.
9.80% due 02/01/2012	1,585,000	1,807,824
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,761,565
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,710,278
8.375% due 03/15/2023	1,675,000	1,856,069
Time Warner, Inc.
6.75% due 04/15/2011	3,115,000	3,203,279
7.625% due 04/15/2031	451,000	471,705
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,528,285
6.625% due 05/15/2011	3,115,000	3,177,421
6.875% due 04/30/2036	3,305,000	3,182,570

		27,970,805

Cellular Communications - 0.39%
America Movil SAB de CV
5.75% due 01/15/2015	1,540,000	1,557,933

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
American Tower Corp.
7.50% due 05/01/2012	$638,000	$652,355
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	623,257
8.125% due 05/01/2012	1,220,000	1,365,292
8.75% due 03/01/2031	471,000	571,603
Nextel Communications, Inc.
6.875% due 10/31/2013	2,260,000	1,785,400
Rogers Wireless, Inc.
9.625% due 05/01/2011	422,000	467,519
Rural Cellular Corp.
8.989% due 11/01/2012 (b)	310,000	310,000
SK Telecom Comapny, Ltd.
6.625% due 07/20/2027 (a)(g)	2,490,000	2,447,678

		9,781,037

Chemicals - 0.32%
American Pacific Corp.
9.00% due 02/01/2015	2,060,000	2,003,350
Ecolab, Inc.
4.875% due 02/15/2015	1,685,000	1,681,414
ICI Wilmington, Inc.
4.375% due 12/01/2008	912,000	916,723
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	1,440,000	1,292,400
Nova Chemicals, Ltd.
7.875% due 09/15/2025	1,470,000	1,234,800
Sterling Chemicals, Inc.
10.25% due 04/01/2015 (g)	820,000	820,000

		7,948,687

Computers & Business Equipment - 0.20%
Cisco Systems, Inc.
5.50% due 02/22/2016	2,490,000	2,576,171
Computer Sciences Corp.
6.50% due 03/15/2018 (g)	2,400,000	2,438,381

		5,014,552

Containers & Glass - 0.13%
BWAY Corp.
10.00% due 10/15/2010	2,225,000	2,141,562
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	800,000	672,000
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	399,000

		3,212,562

Crude Petroleum & Natural Gas - 0.01%
Premcor Refining Group, Inc.
7.50% due 06/15/2015	206,000	215,710

Diversified Financial Services - 0.01%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	417,000	387,365

Domestic Oil - 0.17%
Devon Financing Corp., ULC
6.875% due 09/30/2011	295,000	321,987
Marathon Oil Corp.
5.90% due 03/15/2018	3,065,000	3,080,935

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Marathon Oil Corp. (continued)
6.00% due 10/01/2017	$880,000	$892,707

		4,295,629

Drugs & Health Care - 0.07%
Allegiance Corp.
7.00% due 10/15/2026	255,000	259,510
Covidien International Finance SA
6.00% due 10/15/2017 (g)	1,370,000	1,412,063

		1,671,573

Electrical Utilities - 3.07%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	3,019,215	3,124,887
AES Gener SA
7.50% due 03/25/2014	906,000	962,678
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	534,254
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,679,104
7.00% due 04/01/2038	4,525,000	4,434,473
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	882,735
BVPS II Funding Corp.
8.89% due 06/01/2017	969,000	1,138,555
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	565,667
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	1,765,000	1,960,686
Commonwealth Edison Company
5.80% due 03/15/2018	1,900,000	1,890,012
Constellation Energy Group
7.60% due 04/01/2032	1,850,000	1,873,948
Dominion Resources, Inc.
5.70% due 09/17/2012	368,000	385,368
6.30% due 09/30/2066 (b)	3,200,000	2,926,493
7.50% due 06/30/2066 (b)	1,680,000	1,550,758
Electricidad De Caracas Finance BV
10.25% due 10/15/2014 (g)	200,000	228,000
Empresa Nacional De Electricidad
8.50% due 04/01/2009	412,000	430,655
Enel Finance International SA
6.25% due 09/15/2017 (g)	2,335,000	2,422,565
Enersis SA
7.375% due 01/15/2014	633,000	698,282
Entergy Louisiana LLC
8.09% due 01/02/2017	3,476,307	3,503,318
Exelon Generation Company, LLC
6.95% due 06/15/2011	2,033,000	2,156,830
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	503,491
7.375% due 11/15/2031	1,299,000	1,413,054
Funding Corp.
9.00% due 06/01/2017	4,249,000	4,724,591
HQI Transelec Chile SA
7.875% due 04/15/2011	1,705,000	1,842,933
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,655,000	1,741,888
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	2,000,000	1,857,066

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Monterrey Power SA de CV
9.625% due 11/15/2009 (g)	$1,398,595	$1,506,986
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,583,514
Nevada Power Company
5.875% due 01/15/2015	1,785,000	1,750,176
6.65% due 04/01/2036	2,330,000	2,194,392
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,338,558
4.80% due 03/01/2014	598,000	603,181
6.05% due 03/01/2034	2,636,000	2,584,158
PNPP II Funding Corp.
9.12% due 05/30/2016	832,000	994,540
PPL Energy Supply LLC
6.50% due 05/01/2018	2,000,000	1,988,208
PSEG Power LLC
5.00% due 04/01/2014	736,000	716,323
8.625% due 04/15/2031	736,000	902,789
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,277,460
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	1,978,778
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,415,000	1,459,172
6.50% due 10/27/2036 (g)	2,845,000	2,559,817
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	1,780,000	1,773,325
TXU Corp., Series R
6.55% due 11/15/2034	2,670,000	1,884,961
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	344,000	356,601
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,951,484

		76,836,714

Electronics - 0.03%
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	842,465

Energy - 0.32%
Duke Capital LLC
6.75% due 02/15/2032	589,000	560,287
Enterprise Products Operating LP
4.95% due 06/01/2010	535,000	545,839
Enterprise Products Operating LP, Series B
6.875% due 03/01/2033	471,000	467,907
GS Caltex Corp.
5.50% due 08/25/2014 (g)	471,000	408,004
Nexen, Inc.
5.875% due 03/10/2035	598,000	544,192
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	2,039,560
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	976,303	1,107,235
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	1,704,448	1,974,672
Sempra Energy
4.75% due 05/15/2009	437,000	440,926

		8,088,622

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services - 5.83%
Allied Capital Corp.
6.625% due 07/15/2011	$1,450,000	$1,521,591
American Express Bank FSB, BKNT
6.00% due 09/13/2017	3,085,000	3,007,496
American Express Company
7.00% due 03/19/2018 (a)	1,710,000	1,795,191
American General Finance Corp.
6.90% due 12/15/2017	1,645,000	1,607,616
Ameriprise Financial, Inc.
5.65% due 11/15/2015	3,500,000	3,417,911
Aries Vermogensverwaltung GmbH
9.60% due 10/25/2014	750,000	982,740
Astoria Depositor Corp.
8.144% due 05/01/2021 (g)	3,380,000	3,396,900
AXA Financial, Inc.
7.75% due 08/01/2010	533,000	582,880
Bear Stearns Companies, Inc.
3.474% due 01/31/2011 (b)	2,000,000	1,834,752
4.65% due 07/02/2018	3,360,000	2,868,247
5.30% due 10/30/2015	1,695,000	1,591,166
7.25% due 02/01/2018	3,420,000	3,534,197
Bosphorus Financial Services, Ltd.
4.865% due 02/15/2012 (b)(g)	2,135,000	2,054,534
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	520,000	525,798
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	3,600,000	3,662,323
CIT Group Funding Company of Canada
4.65% due 07/01/2010	1,550,000	1,271,972
CIT Group, Inc.
5.00% due 02/13/2014	425,000	334,455
5.65% due 02/13/2017	620,000	480,777
6.10% due 03/15/2067 (b)	1,630,000	726,181
CIT Group, Inc., MTN
5.125% due 09/30/2014	535,000	407,192
Citigroup, Inc.
5.625% due 08/27/2012	981,000	971,287
6.875% due 03/05/2038	1,750,000	1,748,763
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (g)	545,000	452,056
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	491,000	521,915
Dresdner Bank-New York
7.25% due 09/15/2015	589,000	635,642
ERP Operating LP
4.75% due 06/15/2009	687,000	686,033
ESI Tractebel Acquisition Corp., Series B
8.00% due 12/30/2011	1,943,000	1,985,188
Ford Motor Credit Company LLC
9.75% due 09/15/2010	2,683,000	2,389,944
9.875% due 08/10/2011	995,000	887,293
Fund American Companies, Inc.
5.875% due 05/15/2013	709,000	739,063
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,209,197
GMAC LLC
6.00% due 12/15/2011	1,575,000	1,177,302
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	3,495,000	2,328,020

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	$2,035,000	$2,031,980
6.75% due 10/01/2037	945,000	879,165
Goldman Sachs Group, Inc., MTNB
4.294% due 07/22/2015 (b)	2,135,000	1,867,882
Household Finance Corp.
6.40% due 06/17/2008	1,838,000	1,846,229
HSBC Finance Corp.
5.00% due 06/30/2015	2,507,000	2,359,666
5.50% due 01/19/2016	2,830,000	2,737,666
Huntington Capital III
6.65% due 05/15/2037 (b)	1,985,000	1,525,889
HVB Funding Trust III
9.00% due 10/22/2031 (g)	500,000	519,273
Independencia International, Ltd.
9.875% due 01/31/2017 (g)	715,000	664,950
International Lease Finance Corp.
3.50% due 04/01/2009	677,000	666,838
4.55% due 10/15/2009	393,000	392,332
4.75% due 07/01/2009	1,530,000	1,525,090
5.00% due 04/15/2010	549,000	549,356
5.875% due 05/01/2013	785,000	778,653
6.375% due 03/25/2013	4,000,000	3,996,916
International Lease Finance Corp., Series P
4.658% due 01/15/2010 (b)	652,000	625,070
Jefferies Group, Inc.
6.45% due 06/08/2027	1,090,000	875,847
John Deere Capital Corp., Series D
4.125% due 01/15/2010	1,961,000	1,993,037
JP Morgan Chase & Company
6.75% due 02/01/2011	922,000	978,985
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	4,045,000	3,538,805
JP Morgan Chase Capital XXIII
4.065% due 05/15/2047 (b)	4,175,000	3,167,543
Kaupthing Bank HF
4.958% due 01/15/2010 (b)(g)	2,000,000	1,805,156
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	4,482,000	4,324,843
5.625% due 01/24/2013	2,825,000	2,746,931
MBNA Capital, Series B
4.0394% due 02/01/2027 (b)	1,157,000	965,195
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	2,515,000	2,500,463
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)(g)	1,740,000	1,747,230
Morgan Stanley
4.25% due 05/15/2010	1,633,000	1,609,545
Morgan Stanley, MTN
5.95% due 12/28/2017	4,230,000	4,088,113
6.25% due 08/09/2026	2,600,000	2,301,811
6.625% due 04/01/2018	1,745,000	1,745,614
Nelnet, Inc.
7.40% due 09/29/2036 (b)	2,290,000	1,491,917
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	1,009,850
7.875% due 11/15/2010	814,000	884,860
Osiris Capital PLC, Series C
7.108% due 01/15/2010 (b)(g)	4,805,000	4,774,587

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Osiris Capital PLC, Series D
9.258% due 01/15/2010 (b)(g)	$1,875,000	$1,890,723
Popular North America, Inc.
4.70% due 06/30/2009	598,000	599,253
QBE Capital Funding II LP
6.797% due 06/01/2049 (g)	2,315,000	2,097,251
Reliastar Financial Corp.
6.50% due 11/15/2008	716,000	729,195
SB Treasury Company LLC
9.40% due 12/29/2049 (b)(g)	340,000	344,437
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,890,000	1,756,717
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	2,100,000	1,895,034
SLM Corp.
3.631% due 01/27/2014 (b)	1,000,000	700,381
4.50% due 07/26/2010	1,895,000	1,554,885
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	2,000,000	1,568,000
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,341,618
Teco Finance, Inc.
6.572% due 11/01/2017 (g)	792,000	803,880
7.00% due 05/01/2012 (g)	1,143,000	1,232,089
Textron Financial Corp.
6.00% due 02/15/2067 (b)(g)	3,000,000	2,635,908
Ucar Finance, Inc.
10.25% due 02/15/2012	417,000	431,595
Vita Capital III, Ltd., Series B-I
5.829% due 01/01/2011 (b)(g)	4,280,000	4,184,635
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,632,984
Wells Fargo & Company
3.50% due 04/04/2008	981,000	980,991
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	721,000	706,792

		145,939,277

Food & Beverages - 0.62%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon due 11/01/2011	2,150,000	1,935,000
General Mills, Inc.
5.70% due 02/15/2017	1,215,000	1,224,997
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	518,350
Kraft Foods, Inc.
5.625% due 11/01/2011	966,000	984,258
Kroger Company
5.00% due 04/15/2013	2,000,000	2,011,112
6.40% due 08/15/2017	2,000,000	2,110,748
6.90% due 04/15/2038	2,000,000	2,030,460
Nabisco, Inc.
7.55% due 06/15/2015	1,471,000	1,598,787
Smithfield Foods, Inc.
7.00% due 08/01/2011	897,000	883,545
Tesco PLC
6.15% due 11/15/2037 (g)	2,400,000	2,325,811

		15,623,068

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities - 1.08%
Buckeye Partners LP
5.125% due 07/01/2017		$1,150,000	$1,104,483
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		2,010,000	2,013,779
Energy Transfer Partners LP
6.625% due 10/15/2036		1,000,000	927,312
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035		402,000	340,026
7.30% due 08/15/2033		603,000	615,584
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		1,770,000	1,783,275
Michigan Consolidated Gas Company
5.70% due 03/15/2033		736,000	680,529
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		2,020,000	2,089,569
ONEOK Partners LP
6.65% due 10/01/2036		2,935,000	2,832,357
Southern Union Company
7.20% due 11/01/2066 (b)		4,880,000	4,099,200
TEPPCO Partners LP
6.65% due 04/15/2018		3,000,000	3,030,369
7.00% due 06/01/2067 (b)		6,230,000	5,338,169
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)		2,110,000	2,208,600

			27,063,252

Gold - 0.04%
New Gold, Inc.
10.00% due 06/28/2017	CAD	1,180,000	931,171

Healthcare Products - 0.05%
Alliance Imaging, Inc., Series B
7.25% due 12/15/2012		$650,000	611,000
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)		615,000	625,762

			1,236,762

Healthcare Services - 0.81%
Aetna, Inc.
6.75% due 12/15/2037		5,605,000	5,341,784
Coventry Health Care, Inc.
5.875% due 01/15/2012		1,270,000	1,291,204
6.30% due 08/15/2014		3,835,000	3,852,626
UnitedHealth Group, Inc.
4.875% due 02/15/2013		940,000	928,523
5.375% due 03/15/2016		1,130,000	1,071,324
5.50% due 11/15/2012		1,155,000	1,172,302
5.80% due 03/15/2036		540,000	445,073
6.00% due 02/15/2018		940,000	920,746
6.625% due 11/15/2037		3,080,000	2,849,899
6.875% due 02/15/2038		470,000	449,063
WellPoint, Inc.
5.00% due 12/15/2014		417,000	392,263
6.375% due 06/15/2037		1,735,000	1,555,377

			20,270,184

Holdings Companies/Conglomerates - 0.30%
General Electric Company
5.00% due 02/01/2013		6,475,000	6,706,954

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Holdings Companies/Conglomerates
(continued)
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	$798,000	$831,782

		7,538,736

Homebuilders - 0.02%
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	468,650

Hotels & Restaurants - 0.33%
Dave & Buster's, Inc.
11.25% due 03/15/2014	660,000	600,600
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,273,605
Starbucks Corp.
6.25% due 08/15/2017	1,915,000	1,997,523
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	1,690,000	1,687,882
Yum! Brands, Inc.
6.25% due 03/15/2018	1,715,000	1,723,752
6.875% due 11/15/2037	1,000,000	956,740

		8,240,102

Household Products - 0.10%
Clorox Company
5.00% due 03/01/2013	2,400,000	2,408,194

Industrial Machinery - 0.20%
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	726,025
Weatherford International, Ltd.
6.50% due 08/01/2036	2,400,000	2,286,653
7.00% due 03/15/2038	2,000,000	2,030,294

		5,042,972

Insurance - 4.48%
ACE INA Holdings, Inc.
6.70% due 05/15/2036	3,630,000	3,518,178
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	4,360,000	4,473,046
American International Group, Inc., MTN
5.85% due 01/16/2018	1,755,000	1,722,253
AON Capital Trust A
8.205% due 01/01/2027	2,630,000	2,525,784
Arch Capital Group, Ltd.
7.35% due 05/01/2034	3,000,000	2,971,230
Assurant, Inc.
5.625% due 02/15/2014	461,000	452,790
6.75% due 02/15/2034	3,955,000	3,764,776
Avalon Re, Ltd.
4.786% due 06/06/2008 (b)(g)	1,750,000	1,724,800
6.008% due 06/06/2008 (g)	1,000,000	968,300
AXA SA
6.379% due 12/14/2049 (b)(g)	1,175,000	947,133
6.463% due 12/31/2049 (b)(g)	4,065,000	3,262,638
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)	4,500,000	3,756,015
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,622,455
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	3,444,520

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
First American Corp.
7.55% due 04/01/2028	$1,485,000	$1,526,880
Foundation Re II, Ltd.
9.82% due 11/26/2010 (b)(g)	900,000	914,607
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	1,460,000	1,219,407
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	410,662
6.30% due 03/15/2018	4,955,000	4,964,400
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	1,278,780
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	5,037,000	4,603,163
7.50% due 08/15/2036 (g)	6,245,000	5,915,951
7.80% due 03/15/2037 (g)	2,485,000	2,095,029
Lincoln National Corp.
6.05% due 04/20/2067 (b)	2,265,000	1,980,344
6.30% due 10/09/2037	2,605,000	2,354,774
7.00% due 05/17/2066 (b)	5,355,000	4,910,417
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,677,726
Merna Reinsurance, Ltd., Series B
4.421% due 12/31/2010 (b)(g)	2,815,000	2,568,124
MetLife, Inc.
5.70% due 06/15/2035	2,780,000	2,473,027
6.40% due 12/15/2036 (b)	2,715,000	2,157,448
Mystic Re, Ltd.
11.3812% due 12/05/2008 (b)(g)	1,220,000	1,209,752
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)(g)	1,130,000	1,115,735
Ohio Casualty Corp.
7.30% due 06/15/2014	2,115,000	2,208,724
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	5,150,000	4,570,898
PartnerRe Finance
6.44% due 12/01/2066 (b)	3,550,000	3,024,060
Progressive Corp.
6.70% due 06/15/2037 (b)	1,135,000	1,010,855
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,331,226
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	2,600,000	2,596,051
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,950,000	1,962,006
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	3,600,000	3,200,130
Symetra Financial Corp.
6.125% due 04/01/2016 (g)	1,650,000	1,540,740
8.30% due 10/15/2067 (b)(g)	1,550,000	1,459,806
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	3,190,755
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	1,069,000	1,035,912
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	692,198
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	4,930,000	3,795,518
XL Capital, Ltd.
5.25% due 09/15/2014	741,000	674,935

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	$1,715,000	$1,285,468

		112,109,426

International Oil - 0.31%
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (g)	1,120,278	1,149,271
Pemex Project Funding Master Trust
4.168% due 06/15/2010 (b)(g)	897,000	892,067
6.125% due 08/15/2008	24,000	24,156
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (g)	406,602	409,021
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	1,435,000	1,306,768
Talisman Energy, Inc.
6.25% due 02/01/2038	2,775,000	2,556,646
Western Oil Sands, Inc.
8.375% due 05/01/2012	1,320,000	1,482,946

		7,820,875

Investment Companies - 0.24%
Allied Capital Corp.
6.00% due 04/01/2012	5,850,000	5,915,959

Leisure Time - 0.82%
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	820,000	738,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	1,750,000	1,233,750
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	1,085,000	987,350
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,075,000	946,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	1,305,000	929,812
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,705,000	1,278,750
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	1,740,000	1,753,050
Majestic Star Casino LLC
9.50% due 10/15/2010	1,445,000	1,275,213
MGM Mirage, Inc.
6.00% due 10/01/2009	816,000	809,880
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	437,000
8.00% due 04/01/2012 (a)	842,000	770,430
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,030,000	896,100
9.75% due 04/01/2010 (a)	1,420,000	1,370,300
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	704,000	742,720
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (g)	2,240,000	2,368,957
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	1,555,000	1,041,850
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,875,000	1,790,625

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	$1,184,000	$1,130,720

		20,500,507
Liquor - 0.15%
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	975,553
6.45% due 09/01/2037	2,000,000	2,158,480
6.50% due 02/01/2043	540,000	579,200

		3,713,233
Manufacturing - 0.38%
General Electric Company
5.25% due 12/06/2017	1,715,000	1,712,633
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,645,000	1,529,850
Tyco Electronics Group SA
6.55% due 10/01/2017 (g)	4,065,000	4,260,990
7.125% due 10/01/2037 (g)	2,000,000	2,086,728

		9,590,201

Medical-Hospitals - 0.25%
Alliance Imaging, Inc.
7.25% due 12/15/2012	895,000	841,300
Community Health Systems, Inc.
8.875% due 07/15/2015	2,450,000	2,459,187
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	3,031,824

		6,332,311
Metal & Metal Products - 0.14%
Alcan, Inc.
5.00% due 06/01/2015	339,000	333,034
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012 (g)	575,000	506,000
CII Carbon LLC
11.125% due 11/15/2015 (g)	1,845,000	1,642,050
Vedanta Resources PLC
6.625% due 02/22/2010 (g)	935,000	916,300

		3,397,384

Mining - 0.08%
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)	481,000	504,849
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	1,015,000	928,725
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	450,000	477,563

		1,911,137
Paper - 0.16%
International Paper Company
5.85% due 10/30/2012	524,000	524,595
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,695,000	1,755,320
Verso Paper, Inc., Series B
9.125% due 08/01/2014	1,745,000	1,683,925

		3,963,840
Petroleum Services - 0.62%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,150,000	1,012,000

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Anadarko Petroleum Corp.
3.25% due 05/01/2008	$3,250,000	$3,249,233
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	2,005,000	1,701,980
8.375% due 08/01/2066 (b)	3,700,000	3,601,432
McMoRan Exploration Company
11.875% due 11/15/2014	1,200,000	1,212,000
Premcor Refining Group, Inc.
6.75% due 05/01/2014	2,100,000	2,204,242
Valero Logistics Operations LP
6.05% due 03/15/2013	2,392,000	2,476,493

		15,457,380

Pharmaceuticals - 0.71%
Abbott Laboratories
5.875% due 05/15/2016	2,330,000	2,483,703
AstraZeneca PLC
5.90% due 09/15/2017	2,110,000	2,230,403
Hospira, Inc.
5.90% due 06/15/2014	412,000	418,368
Schering Plough Corp.
5.55% due 12/01/2013	937,000	967,752
6.00% due 09/15/2017	5,500,000	5,527,335
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,691,513
6.15% due 02/01/2036	1,680,000	1,637,693
Wyeth
5.50% due 03/15/2013	2,770,000	2,933,175

		17,889,942

Pipelines - 0.19%
Enbridge Energy Partners LP
6.50% due 04/15/2018 (g)	2,400,000	2,387,184
7.50% due 04/15/2038 (g)	2,400,000	2,393,064

		4,780,248

Publishing - 0.05%
Idearc, Inc.
8.00% due 11/15/2016	1,915,000	1,239,962

Railroads & Equipment - 0.20%
Union Pacific Corp.
5.70% due 08/15/2018	4,950,000	4,982,867

Real Estate - 1.97%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	785,000	809,085
Camden Property Trust, REIT
5.00% due 06/15/2015	804,000	718,987
Colonial Properties Trust, REIT
6.25% due 06/15/2014	554,000	498,293
Colonial Realty LP
5.50% due 10/01/2015	569,000	450,844
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	1,103,000	1,058,818
ERP Operating LP
5.75% due 06/15/2017	7,294,000	6,642,230
Health Care Property Investors, Inc., MTN, REIT
4.875% due 09/15/2010	1,471,000	1,452,296
5.625% due 02/28/2013	2,480,000	2,248,782

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	$1,040,000	$890,051
Health Care, Inc., REIT
6.00% due 11/15/2013	755,000	724,823
6.20% due 06/01/2016	3,380,000	2,941,746
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,875,000	2,005,584
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	3,028,000	2,977,051
HRPT Properties Trust
6.65% due 01/15/2018	995,000	860,435
Kimco Realty Corp., REITS
5.70% due 05/01/2017	3,225,000	3,048,729
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	1,535,000	1,601,427
ProLogis, REIT
5.625% due 11/15/2016	1,750,000	1,591,333
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	2,782,398
Rouse Company LP, REIT
6.75% due 05/01/2013 (g)	1,685,000	1,452,086
Rouse Company, REIT
3.625% due 03/15/2009	2,800,000	2,636,623
5.375% due 11/26/2013	456,000	356,959
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016 (g)	1,490,000	1,080,250
Simon Property Group LP, REIT
5.75% due 12/01/2015	3,555,000	3,381,754
5.875% due 03/01/2017	2,520,000	2,388,469
6.10% due 05/01/2016	1,000,000	965,381
USB Realty Corp.
6.091% due 12/22/2049 (b)(g)	2,600,000	1,690,000
Vornado Realty LP
5.60% due 02/15/2011	2,000,000	1,962,566

		49,217,000

Retail - 0.28%
CVS Caremark Corp.
5.75% due 06/01/2017	2,030,000	2,061,589
6.302% due 06/01/2037 (b)	3,465,000	3,177,488
Target Corp.
6.50% due 10/15/2037	1,800,000	1,740,420

		6,979,497

Retail Trade - 0.08%
Safeway, Inc.
6.35% due 08/15/2017	1,820,000	1,923,727

Sanitary Services - 0.03%
Waste Management, Inc.
7.75% due 05/15/2032	625,000	688,496

Semiconductors - 0.05%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	1,950,000	1,316,250

Software - 0.07%
Fiserv, Inc.
6.80% due 11/20/2017	1,600,000	1,653,448

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Steel - 0.17%
United States Steel Corp.
7.00% due 02/01/2018		$2,000,000	$1,953,592
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		2,375,000	2,339,375

			4,292,967

Telecommunications Equipment &
Services - 0.48%
Citizens Communications Company
6.25% due 01/15/2013		1,515,000	1,371,075
Deutsche Telekom International Finance BV
6.625% due 07/11/2011	EUR	99,000	161,805
8.00% due 06/15/2010		$1,098,000	1,174,533
8.25% due 06/15/2030		1,358,000	1,629,036
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		2,010,000	1,678,350
France Telecom SA
7.75% due 03/01/2011		996,000	1,080,005
8.50% due 03/01/2031		1,009,000	1,250,046
SBC Communications, Inc.
4.125% due 09/15/2009		368,000	370,048
5.10% due 09/15/2014		799,000	793,782
5.625% due 06/15/2016		613,000	614,738
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)		466,000	503,710
West Corp.
11.00% due 10/15/2016		1,615,000	1,364,675

			11,991,803

Telephone - 1.16%
AT&T, Inc.
6.30% due 01/15/2038		2,080,000	2,011,204
6.80% due 05/15/2036		2,055,000	2,111,574
BellSouth Corp.
4.20% due 09/15/2009		613,000	617,054
6.00% due 11/15/2034		2,000,000	1,878,094
British Telecommunications PLC
5.95% due 01/15/2018		1,715,000	1,661,742
Cincinnati Bell, Inc.
8.375% due 01/15/2014 (a)		1,125,000	1,054,688
Qwest Corp.
7.875% due 09/01/2011		1,605,000	1,600,988
Sprint Capital Corp.
6.125% due 11/15/2008		2,438,000	2,419,715
6.375% due 05/01/2009		613,000	603,805
6.875% due 11/15/2028		6,950,000	5,177,750
8.375% due 03/15/2012		398,000	368,150
Telecom Italia Capital SA
4.00% due 01/15/2010		3,195,000	3,134,231
4.00% due 11/15/2008		981,000	971,994
7.20% due 07/18/2036		2,885,000	2,724,646
Verizon Communications, Inc.
6.40% due 02/15/2038		2,000,000	1,947,144
Verizon New York, Inc., Series A
6.875% due 04/01/2012		765,000	804,553

			29,087,332

Tobacco - 0.12%
Alliance One International, Inc.
8.50% due 05/15/2012		845,000	794,300

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Tobacco (continued)
Alliance One International, Inc. (continued)
11.00% due 05/15/2012	$660,000	$669,900
Reynolds American, Inc.
7.25% due 06/01/2013	1,360,000	1,440,459

		2,904,659

Transportation - 0.18%
CMA CGM SA
7.25% due 02/01/2013 (g)	2,610,000	2,270,700
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,705,000	1,698,606
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	148,000	148,555
8.75% due 12/01/2013	425,000	438,813

		4,556,674

Utility Service - 0.03%
Public Service Company of New Mexico
4.40% due 09/15/2008	667,000	665,605

TOTAL CORPORATE BONDS (Cost $893,195,527)		$841,467,112

MUNICIPAL BONDS - 0.43%

Colorado - 0.17%
Denver City & County Board Of Water Commission
5.00% due 12/15/2029	4,165,000	4,206,150

District of Columbia - 0.20%
George Washington University D C
5.095% due 09/15/2032	4,850,000	4,858,488

Louisiana - 0.06%
St. John Baptist Parish of Louisiana
5.125% due 06/01/2037	1,755,000	1,540,188

TOTAL MUNICIPAL BONDS (Cost $10,620,259)		$10,604,826

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.04%
American Home Mortgage Assets, Series 2006-6,
Class A1A
2.789% due 12/25/2046 (b)	2,455,918	1,838,798
American Home Mortgage Assets, Series 2006-6,
Class XP
4.033% IO due 12/25/2046	48,081,096	2,223,751
American Home Mortgage Assets, Series 2007-5,
Class XP
4.465% IO due 06/25/2047	35,229,813	1,849,565
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.078% IO due 05/25/2047	31,178,228	1,870,694
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	4,408,354	3,959,704
American Tower Trust, Series 2007-1A, Class D
5.957% due 04/15/2037 (g)	2,850,000	2,621,444
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,602,716	1,582,394
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	2,524,154	2,193,243

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.181% due 09/10/2047 (b)	$3,075,000	$3,059,284
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.712% due 05/10/2045 (b)	5,245,000	5,166,265
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	4,420,000	4,481,357
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	4,215,000	4,146,467
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.878% due 03/20/2036 (b)	2,845,468	2,640,037
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.946% due 05/20/2036 (b)	1,713,013	1,744,674
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.898% due 09/20/2037 (b)	2,079,210	2,107,810
Banc of America Large Loan,
Series 2005-MIB1, Class B
3.078% due 03/15/2022 (b)(g)	4,495,000	4,205,807
Banc of America Large Loan, Series 2006-BIX1,
Class C
2.998% due 10/15/2019 (b)(g)	5,214,117	4,876,134
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	257,032	256,230
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.608% due 04/25/2035 (b)	1,043,645	987,180
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	519,300	457,639
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	456,812	416,982
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	4,554,000	4,341,874
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.219% IO due 07/11/2042 (b)	32,906,031	567,701
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.17% IO due 08/13/2046 (b)(g)	30,732,088	490,235
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	2,347,708	2,009,087
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
3.258% due 03/15/2019 (b)(g)	2,300,000	2,043,310
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (g)	2,245,000	1,311,631
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.6025% IO due 10/12/2041	175,043,124	3,187,570

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	$3,955,000	$3,889,761
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
2.809% due 12/25/2036 (b)	2,271,886	1,727,572
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,546,937
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	2,463,150	2,425,435
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.725% due 03/15/2049 (b)	3,544,000	3,576,819
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
5.783% due 04/25/2035 (b)	1,562,736	1,592,205
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.833% due 12/25/2035 (b)	2,064,906	1,534,650
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	1,378,298	1,385,621
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.226% due 09/15/2020 (b)	1,055,000	827,704
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.226% due 09/15/2020 (b)	2,080,000	2,076,314
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,283,999
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.211% due 06/10/2044 (b)	2,450,635	1,937,070
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
3.018% due 11/15/2017 (b)(g)	3,000,000	2,778,524
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.706% due 06/10/2046 (b)	3,220,000	3,176,961
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
3.802% IO due 11/20/2035	38,163,275	1,359,567
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.948% IO due 08/25/2046 (b)	19,834,315	737,589
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
1.961% IO due 07/25/2046 (b)	37,252,621	1,443,539
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	22,863,879	893,120
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
3.631% IO due 05/25/2036 (b)	15,527,541	640,511
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	98,240	96,491

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	$2,366,056	$2,367,535
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.525% due 07/20/2034 (b)	5,395,745	5,485,786
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	694,568	676,889
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	6,356,999
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
3.048% due 04/15/2008 (b)(g)	4,095,000	3,859,747
Crown Castle Towers LLC, Series 2006-1A, Class F
6.65% due 11/15/2036 (g)	6,825,000	6,156,963
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036 (g)	2,775,000	2,489,070
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	3,195,000	3,040,681
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036 (g)	2,730,000	2,569,243
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	5,211	5,199
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,694,345	1,704,200
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,619,647
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	1,014,012
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	5,125,000	4,875,716
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	518,147
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.17% IO due 02/15/2038 (b)(g)	58,208,369	580,826
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	2,881,947	2,263,671
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
4.018% due 09/15/2020 (b)(g)	1,000,000	913,342
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.388% IO due 08/19/2045	37,913,611	1,279,584
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	1,557,576	1,579,220
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	2,120,014	2,192,745

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	$188,882	$199,789
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	366,420	398,612
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	3,891,000	3,874,308
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	4,162,000	4,144,145
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.212% due 11/25/2034 (b)	753,415	739,062
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.177% due 05/25/2036 (b)	1,290,960	872,257
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	300,885	300,586
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	398,784	400,520
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	41,722	42,051
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,119,172
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	739,405
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1242% IO due 06/10/2048 (b)(g)	91,089,862	1,026,601
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	2,171,263	1,710,642
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/27/2039 (g)	2,425,000	1,870,706
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (g)	1,700,000	1,668,324
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (g)	2,205,000	2,174,165
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.05% due 05/15/2037 (g)	725,000	702,248
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.314% due 05/10/2040 (b)	6,983,000	6,951,032
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	1,782,014	1,791,804
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.637% due 03/19/2036 (b)	1,409,668	1,290,820
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
2.969% due 02/25/2036 (b)	2,457,081	1,630,164

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 02/10/2017	$1,695,000	$1,150,109
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 02/10/2017	935,000	552,438
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	1,021,939	992,651
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	4,305,000	4,278,417
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.22% IO due 07/10/2039 (b)(g)	102,781,391	1,680,589
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	3,295,000	3,255,854
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.652% IO due 11/10/2039	58,868,107	2,004,300
GS Mortgage Securities Corp., Series 2006-NIM3,
Class N2
8.112% due 06/25/2046 (g)	508,081	504,905
GSR Mortgage Loan Trust, Series 2004-9, Class B1
5.187% due 08/25/2034 (b)	1,795,160	1,682,365
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.386% due 01/25/2036 (b)	2,631,881	2,449,178
Harborview Mortgage Loan Trust, Series
2006-SB1, Class A1A
5.176% due 12/19/2036 (b)	3,419,236	2,444,753
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
6.563% due 11/19/2034 (b)	922,085	926,017
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.625% IO due 09/19/2035 (b)	26,435,777	867,424
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	72,355,500	542,666
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	72,651,091	635,697
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.343% IO due 08/19/2037 (g)	50,650,660	379,880
Harborview NIM Corp., Series 2007-2A, Class N2
7.87% due 04/25/2037 (g)	190,696	190,696
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
3.619% due 10/03/2015 (b)(g)	335,000	335,466
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
3.7389% IO due 10/25/2036	65,653,939	1,784,966
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 2X
3.4058% IO due 10/25/2036 (b)	77,664,618	1,844,535
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	1,067,181	1,054,297

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.6372% due 05/25/2035 (b)	$1,789,478	$1,715,012
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.3945% due 08/25/2036 (b)	1,656,310	1,313,664
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,585,243
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	475,820	470,398
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.875% due 04/15/2045 (b)	2,675,000	2,718,581
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	4,530,000	4,276,292
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class X
0.574% IO due 05/15/2045 (b)	89,335,303	2,810,498
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	1,155,610	1,175,668
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.819% due 01/25/2037 (b)	4,369,399	4,107,263
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	2,675,000	2,613,385
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	1,038,390
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	1,710,111	1,636,136
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,526,065	2,489,753
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,512,736
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2365% IO due 03/17/2020 (b)(g)	47,257,512	846,628
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(g)	1,264,528	883,652
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,861,760
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8831% due 06/15/2038 (b)	3,165,000	3,224,815
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	7,060,887	6,441,208
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8173% due 04/21/2034 (b)	3,141,896	3,143,594

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.606% due 08/25/2034 (b)	$4,156,799	$3,824,849
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
6.7856% due 03/25/2035 (b)	7,909,487	7,609,089
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9883% due 02/25/2036 (b)	8,936,207	8,203,751
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,562,331
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.08% IO due 08/12/2020 (g)	277,055,526	1,474,102
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XP
0.1362% IO due 07/12/2038 (b)	235,423,746	1,594,996
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.2436% due 11/12/2037 (b)	2,855,000	2,852,645
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.56% IO due 08/12/2026	77,549,411	1,739,930
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.9095% due 06/12/2046 (b)	4,565,000	4,653,497
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	3,420,000	3,355,581
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
2.8287% due 02/25/2030 (b)	154,923	118,415
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9801% due 09/25/2037 (b)	1,452,907	1,276,145
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9801% due 09/25/2037 (b)	546,965	457,636
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9801% due 09/25/2037 (b)	353,977	265,400
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	1,428,849
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	959,851	941,270
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2229% due 11/14/2042 (b)	2,185,000	2,145,831
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2229% due 11/14/2042 (b)	2,795,000	2,820,595
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	4,160,000	4,140,553
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1988% IO due 07/15/2056 (b)(g)	37,001,021	910,917
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.145% IO due 12/31/2041 (b)(g)	75,354,767	959,296

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
4.2588% due 12/20/2049 (b)(g)	$3,000,000	$2,100,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
3.5187% due 12/20/2049 (b)(g)	3,000,000	1,800,000
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A2
5.6292% due 03/25/2033 (b)	5,044,422	4,852,911
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)(g)	580,000	251,842
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.6721% due 05/25/2035 (b)	1,761,149	1,285,639
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9573% due 12/25/2035 (b)	2,558,797	2,097,861
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	3,550,144	3,462,028
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	597,955	612,021
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,190,429	1,216,309
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	4,670,000	4,255,537
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	755,000	662,660
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	3,998,000	3,827,148
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (g)	615,000	582,607
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (g)	545,000	516,532
Sequoia Mortgage Trust, Series 2005-3, Class A1
2.736% due 04/15/2032 (b)	300,337	295,635
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.2512% due 09/25/2035 (b)	2,427,338	2,338,588
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5027% due 07/15/2027 (b)(g)	361,373	360,672
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	4,800,000	4,596,936
Trapeza CDO LLC Series 2007-12A, Class B
5.2063% due 04/06/2042 (b)(g)	3,000,000	2,543,640
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.10% IO due 03/15/2042 (b)(g)	47,506,740	352,338
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,593,484
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
5.9409% due 03/23/2045 (g)	2,567,138	2,447,607

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WAMU Mortgage Pass Through Certificates, Series
2005-AR19, Class A1B3
2.9488% due 12/25/2045 (b)	$1,176,498	$897,273
WAMU Mortgage Pass Through Certificates, Series
2006-AR4, Class 1A1B
5.266% due 05/25/2046 (b)	3,029,264	2,059,899
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
1.5271% IO due 07/25/2047	87,671,043	1,150,682
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.3302% IO due 06/25/2017	162,794,786	1,933,188
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.1997% due 02/25/2037 (b)	1,961,030	1,504,666
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	1,275,699	1,310,781
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
1.1359% IO due 04/25/2047	71,334,410	1,070,016
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	791,893	728,125
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6542% due 10/25/2036 (b)	4,693,985	4,227,422
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	1,932,947	1,913,014

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $402,342,449)		$376,367,509

ASSET BACKED SECURITIES - 5.14%
Lehman XS Trust, Series 2005-5N, Class 3A2
2.9588% due 11/25/2035 (b)	3,422,981	2,219,240
Lehman XS Trust, Series 2006-2N, Class 1A2
2.9388% due 02/25/2046 (b)	7,438,840	4,643,084
Alesco Preferred Funding, Ltd., Series 12A, Class B
4.858% due 07/15/2037 (b)(g)	1,910,000	1,566,773
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.249% due 09/23/2037 (b)(g)	2,410,000	1,822,683
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.279% due 12/23/2037 (b)(g)	935,000	769,037
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	46,303	46,198
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	6,050,000	1,815,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	2,400,000	1,680,000
Anthracite, Ltd., Series 2002-CIBA, Class A
3.049% due 05/24/2017 (b)(g)	2,823,765	2,259,012
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.844% due 12/26/2041 (b)(g)	1,895,000	1,277,637

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
4.294% due 01/26/2042 (b)(g)	$3,145,000	$1,781,738
Argent Securities, Inc., Series 2004-W1, Class M3
4.049% due 03/25/2034 (b)	574,561	361,035
Capital Trust Re CDO, Ltd., Series 2005-1A,
Class C
3.286% due 03/20/2050 (b)(g)	1,250,000	870,000
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
4.636% due 03/20/2050 (b)(g)	834,000	375,300
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
3.006% due 03/20/2050 (b)(g)	1,600,000	1,168,000
Capital Trust Re CDO, Ltd., Series 2005-3A,
Class A1
5.094% due 06/25/2035 (g)	2,768,370	2,740,132
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
2.979% due 02/25/2052 (b)(g)	5,000,000	3,258,500
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	759,192
Centex Home Equity, Series 2005-A, Class M4
3.399% due 01/25/2035 (b)	875,000	652,402
Chase Credit Card Master Trust, Series 2003-6,
Class A
2.928% due 02/15/2011 (b)	4,800,000	4,779,738
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	26,033	23,660
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	3,340,161	3,338,208
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	5,000,000	4,828,466
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	2,560,000	2,498,233
Crest, Ltd., Series 2002-IGA, Class A
3.694% due 07/28/2017 (b)(g)	6,536,313	6,165,475
Crest, Ltd., Series 2003-1A, Class B1
4.04% due 05/28/2038 (b)(g)	2,400,000	2,063,643
CW Capital Cobalt I, Series 2005-1A, Class A1
3.373% due 05/25/2045 (b)(g)	861,356	740,393
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	10,360,000	9,299,032
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	970,000	847,955
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
3.714% due 12/05/2046 (g)	4,755,000	1,902,000
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	2,940,000	2,205,000
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	534,703	395,233
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	387,324	251,107
Equity One ABS, Inc., Series 2004-2, Class AV2
2.849% due 07/25/2034 (b)	32,203	27,559

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Fremont Home Loan Trust, Series 2004-4, Class M7
4.319% due 03/25/2035 (b)	$732,531	$382,050
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.985% due 06/25/2036 (b)	7,000,000	6,532,515
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.493% due 11/25/2051 (b)(g)	7,570,000	5,733,518
JER CDO, Series 2006-2A, Class AFL
2.929% due 03/25/2045 (b)(g)	3,700,000	1,961,000
JER CDO, Series 2006-2A, Class FFL
4.099% due 03/25/2045 (b)(g)	2,000,000	440,000
LNR CDO, Ltd., Series 2006-1A, Class BFL
3.2275% due 05/28/2043 (b)(g)	3,300,000	990,000
Long Beach Mortgage Loan Trust, Series 2002-2,
Class M2
4.3987% due 07/25/2032 (b)	1,394,465	608,377
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.2987% due 02/25/2034 (b)	1,200,000	875,284
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 07/25/2034 (b)	990,000	881,553
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
3.0988% due 12/24/2050 (g)	2,690,000	1,822,744
North Street Referenced Linked Notes, Series
2000-1A, Class C
5.0012% due 07/30/2010 (b)(g)	2,500,000	1,675,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class C
3.1988% due 06/22/2051 (g)	3,000,000	1,561,800
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.8694% due 02/01/2041 (b)(g)	2,360,000	1,592,698
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
4.0694% due 02/01/2041 (b)(g)	2,360,000	1,460,890
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
3.1988% due 01/25/2034 (b)	761,275	633,470
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	5,160,000	4,943,476
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	4,000,000	3,860,281
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9814% due 09/25/2035 (b)	3,189,791	3,108,036
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	3,700,000	3,691,966
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	6,598,887	5,765,777
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.665% due 06/25/2045 (b)(g)	3,000,000	1,523,670
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 07/25/2035	1,533,781	1,521,532
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 07/25/2035	1,870,000	1,693,741

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	$937,304	$805,496
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	852,076	834,314
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	650,000	602,391
Sharps SP I LLC Net Interest Margin Trust, Series
2006-CW4N, Class NB
9.25% due 04/25/2046 (g)	229,446	228,478
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	28,092	28,038
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	273,756	273,277
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	681,815	579,163
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	201,592	200,679
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	2,451,000	2,318,935

TOTAL ASSET BACKED SECURITIES
(Cost $163,804,295)		$128,560,814

SUPRANATIONAL OBLIGATIONS - 0.10%

Honduras - 0.03%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	638,000	703,570

Venezuela - 0.07%
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	732,420
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	1,005,000	1,080,762

		1,813,182

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,519,682)		$2,516,752

COMMON STOCKS - 0.00%

Food & Beverages - 0.00%
R.A.B. Holdings, Inc. *	16	16

TOTAL COMMON STOCKS (Cost $87,222)		$16

PREFERRED STOCKS - 0.45%

Banking - 0.24%
Bank of America Corp., 8.00% (b)	6,000,000	6,007,200

Food & Beverages - 0.06%
Ocean Spray Cranberries, Inc., 6.25%	16,800	1,593,376
R.A.B. Holdings, Inc., 11.00% *	7	1,050

		1,594,426

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Mining - 0.08%
Freeport-McMoRan Copper & Gold, Inc.,
6.75%	13,630	$1,914,333

Telephone - 0.07%
Telephone & Data Systems, Inc., 7.60%	80,100	1,670,886

TOTAL PREFERRED STOCKS (Cost $10,860,673)		$11,186,845

TERM LOANS - 0.07%

Leisure Time - 0.03%
East Valley Tourist Development
10.88% due 08/06/2012 (b)	725,000	721,375

Mining - 0.04%
Blue Pearl Mining, Ltd.
9.88% due 11/01/2012 (b)	1,041,574	1,010,326

TOTAL TERM LOANS (Cost $1,760,241)		$1,731,701

WARRANTS - 0.01%

Gold - 0.01%
New Gold, Inc.
(Expiration Date: 06/28/2017, Strike
Price: CAD 15.00) *	135,000	249,890

TOTAL WARRANTS (Cost $265,313)		$249,890

RIGHTS - 0.00%

Auto Parts - 0.00%
Delphi Corp. *	1,132	0

TOTAL RIGHTS (Cost $0)		$0

REPURCHASE AGREEMENTS - 2.76%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$69,011,068 on 04/01/2008,
collateralized by $5,570,000
Federal National Mortgage
Association, 5.225% due
01/27/2023 (valued at $5,614,226,
including interest) and
$47,875,000 Federal Home Loan
Mortgage Corp., 5.51% due
01/23/2023 (valued at
$48,125,865, including interest)
and $15,755,000 Federal National
Mortgage Association, 5.57% due
06/30/2028 (valued at
$15,892,856, including interest)
and $760,000 Federal National
Mortgage Association, 5.50% due
07/14/2028 (valued at $760,950,
including interest)	$69,008,000	$69,008,000

TOTAL REPURCHASE AGREEMENTS
(Cost $69,008,000)		$69,008,000

SHORT TERM INVESTMENTS - 18.31%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008 to
04/17/2008	$68,783,000	68,747,579

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/14/2008	$68,010,000	$67,957,689
Federal National Mortgage Association Discount
Notes
zero coupon due 04/14/2008 to
04/17/2008	167,915,000	167,788,279
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	153,677,833	153,677,833

TOTAL SHORT TERM INVESTMENTS
(Cost $458,171,380)		$458,171,380

Total Investments (Active Bond Trust)
(Cost $3,032,950,052) - 117.56%		$2,941,173,973
Liabilities in Excess of Other Assets - (17.56)%		(439,251,766)

TOTAL NET ASSETS - 100.00%		$2,501,922,207

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.17%

Aerospace - 1.42%
Boeing Company	120,000	$8,924,400
General Dynamics Corp.	11,800	983,766
Northrop Grumman Corp.	50,600	3,937,186

		13,845,352
Agriculture - 2.40%
Bunge, Ltd. (a)	43,100	3,744,528
Monsanto Company	102,800	11,462,200
The Mosaic Company *	79,800	8,187,480

		23,394,208
Auto Parts - 0.88%
Autoliv, Inc.	170,400	8,554,080

Automobiles - 0.29%
PACCAR, Inc.	62,100	2,794,500

Banking - 4.27%
Astoria Financial Corp.	5,100	138,516
Bank of America Corp.	346,900	13,150,979
Bank of New York Mellon Corp.	348,000	14,522,040
Northern Trust Corp.	207,600	13,799,172

		41,610,707
Biotechnology - 0.27%
Amgen, Inc. *	63,200	2,640,496

Broadcasting - 0.16%
Liberty Global, Inc., Class A *	46,100	1,571,088

Building Materials & Construction - 0.14%
Drew Industries, Inc. *	9,300	227,478
Perini Corp. *	31,500	1,141,245

		1,368,723
Business Services - 2.10%
Brinks Company	148,100	9,949,358
Computer Sciences Corp. *	225,400	9,194,066
CSG Systems International, Inc. *	6,300	71,631

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Global Sources, Ltd. * (a)	15,400	$228,690
Jacobs Engineering Group, Inc. *	8,900	654,951
MAXIMUS, Inc.	9,100	334,061
Net 1 UEPS Technologies, Inc. *	600	13,530

		20,446,287
Cable & Television - 1.88%
Comcast Corp., Class A	160,300	3,100,202
DIRECTV Group, Inc. *	483,600	11,988,444
DISH Network Corp. *	110,700	3,180,411

		18,269,057
Cellular Communications - 0.25%
Telephone & Data Systems, Inc.	61,200	2,403,324

Chemicals - 0.63%
Cambrex Corp. *	28,500	197,505
Celanese Corp., Series A	33,100	1,292,555
CF Industries Holdings, Inc.	10,000	1,036,200
Minerals Technologies, Inc.	1,100	69,080
Terra Industries, Inc. *	98,500	3,499,705

		6,095,045
Commercial Services - 0.44%
Shaw Group, Inc. *	92,000	4,336,880

Computer Services - 0.20%
NetApp, Inc. *	99,000	1,984,950

Computers & Business Equipment - 5.68%
Apple, Inc. *	6,500	932,750
EMC Corp. *	569,900	8,172,366
Hewlett-Packard Company	393,900	17,985,474
International Business Machines Corp.	35,600	4,098,984
Lexmark International, Inc. *	183,400	5,634,048
Sun Microsystems, Inc. *	580,400	9,013,612
Tech Data Corp. *	80,800	2,650,240
Western Digital Corp. *	254,100	6,870,864

		55,358,338
Construction & Mining Equipment - 0.73%
Joy Global, Inc.	109,100	7,108,956

Containers & Glass - 0.94%
Owens-Illinois, Inc. *	161,800	9,130,374

Cosmetics & Toiletries - 1.44%
Colgate-Palmolive Company	125,700	9,793,287
Kimberly-Clark Corp.	43,000	2,775,650
Procter & Gamble Company	16,600	1,163,162
Sally Beauty Holdings, Inc. *	40,000	276,000

		14,008,099
Crude Petroleum & Natural Gas - 1.92%
Apache Corp.	5,000	604,100
Bois d'Arc Energy, Inc. *	1,800	38,682
Hess Corp.	108,500	9,567,530
Sunoco, Inc.	155,200	8,143,344
Swift Energy Company *	6,800	305,932

		18,659,588
Domestic Oil - 0.61%
Comstock Resources, Inc. *	1,000	40,300

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil (continued)
Denbury Resources, Inc. *	31,800	$907,890
Frontier Oil Corp.	183,800	5,010,388

		5,958,578
Drugs & Health Care - 0.10%
Quidel Corp. *	60,200	966,812

Educational Services - 0.02%
INVESTools, Inc. * (a)	20,200	221,998

Electrical Utilities - 0.66%
Edison International	106,700	5,230,434
FirstEnergy Corp.	18,000	1,235,160

		6,465,594
Electronics - 0.52%
Arrow Electronics, Inc. *	18,700	629,255
Dolby Laboratories, Inc., Class A *	57,400	2,081,324
L-3 Communications Holdings, Inc.	16,000	1,749,440
Multi-Fineline Electronix, Inc. *	24,800	465,496
Zoran Corp. *	7,600	103,816

		5,029,331
Energy - 1.46%
McDermott International, Inc. *	65,100	3,568,782
Sempra Energy	199,700	10,640,016

		14,208,798
Financial Services - 5.17%
Charles Schwab Corp.	520,400	9,799,132
Goldman Sachs Group, Inc.	72,800	12,040,392
MasterCard, Inc., Class A	31,200	6,957,288
State Street Corp.	164,900	13,027,100
TD Ameritrade Holding Corp. *	125,500	2,072,005
Wells Fargo & Company	221,700	6,451,470

		50,347,387
Food & Beverages - 2.11%
Coca-Cola Enterprises, Inc.	150,800	3,649,360
Pepsi Bottling Group, Inc.	145,500	4,933,905
PepsiCo, Inc.	165,500	11,949,100

		20,532,365
Furniture & Fixtures - 0.37%
Leggett & Platt, Inc.	235,900	3,597,475

Gas & Pipeline Utilities - 2.65%
Global Industries, Ltd. *	179,700	2,891,373
Transocean, Inc. *	88,521	11,968,039
Williams Companies, Inc.	331,000	10,916,380

		25,775,792
Healthcare Products - 2.72%
Baxter International, Inc.	162,000	9,366,840
Cypress Biosciences, Inc. *	92,500	662,300
Herbalife, Ltd.	167,300	7,946,750
Intuitive Surgical, Inc. *	3,900	1,264,965
Kinetic Concepts, Inc. *	157,300	7,271,979

		26,512,834
Healthcare Services - 2.35%
Alliance Imaging, Inc. *	30,400	261,440

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Amedisys, Inc. *	601	$23,643
Health Net, Inc. *	342,300	10,542,840
Humana, Inc. *	60,000	2,691,600
Medco Health Solutions, Inc. *	42,600	1,865,454
WellPoint, Inc. *	169,600	7,484,448

		22,869,425
Holdings Companies/Conglomerates - 1.26%
General Electric Company	315,900	11,691,459
Loews Corp.	15,700	631,454

		12,322,913
Homebuilders - 0.44%
D.R. Horton, Inc.	196,300	3,091,725
NVR, Inc. *	2,000	1,195,000

		4,286,725
Hotels & Restaurants - 1.98%
McDonald's Corp.	14,300	797,511
Starbucks Corp. *	332,600	5,820,500
Yum! Brands, Inc.	341,400	12,703,494

		19,321,505
Household Appliances - 0.03%
The Toro Company	6,200	256,618

Industrial Machinery - 1.48%
Caterpillar, Inc.	183,200	14,342,728
Intevac, Inc. *	7,200	93,240

		14,435,968
Insurance - 3.71%
ACE, Ltd.	258,200	14,216,492
Aetna, Inc.	243,900	10,265,751
Allied World Assurance Holdings, Ltd.	58,200	2,310,540
Assurant, Inc.	28,400	1,728,424
Endurance Specialty Holdings, Ltd.	10,400	380,640
PartnerRe, Ltd.	68,800	5,249,440
Reinsurance Group of America, Inc.	15,200	827,488
XL Capital, Ltd., Class A	39,400	1,164,270

		36,143,045
International Oil - 8.70%
Callon Petroleum Company *	2,400	43,416
Chevron Corp.	249,400	21,288,784
ConocoPhillips	227,100	17,307,291
Exxon Mobil Corp.	501,700	42,433,786
Murphy Oil Corp.	44,600	3,663,444

		84,736,721
Internet Content - 0.95%
Google, Inc., Class A *	16,400	7,223,708
Yahoo!, Inc. *	69,800	2,019,314

		9,243,022
Internet Retail - 0.31%
eBay, Inc. *	100,300	2,992,952

Internet Software - 0.08%
Symantec Corp. *	46,800	777,816

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time - 0.26%
Callaway Golf Company	1,300	$19,084
Churchill Downs, Inc.	2,400	113,376
Regal Entertainment Group, Class A (a)	46,800	902,772
Royal Caribbean Cruises, Ltd. (a)	43,600	1,434,440
Vail Resorts, Inc. *	800	38,632

		2,508,304
Manufacturing - 1.58%
Honeywell International, Inc.	272,900	15,397,018
TriMas Corp. *	800	4,216

		15,401,234
Medical-Hospitals - 0.05%
Centene Corp. *	34,500	480,930

Mining - 0.10%
Compass Minerals International, Inc.	16,500	973,170

Paper - 0.01%
Buckeye Technologies, Inc. *	5,200	58,032

Petroleum Services - 0.04%
Superior Energy Services, Inc. *	7,200	285,264
Trico Marine Services, Inc. *	3,900	151,983

		437,247
Pharmaceuticals - 4.98%
Bristol-Myers Squibb Company	405,700	8,641,410
Cubist Pharmaceuticals, Inc. *	66,000	1,215,720
Eli Lilly & Company	51,600	2,662,044
Merck & Company, Inc.	123,200	4,675,440
Noven Pharmaceuticals, Inc. *	8,100	72,738
Onyx Pharmaceuticals, Inc. *	3,300	95,799
Pfizer, Inc.	1,041,200	21,792,316
Schering-Plough Corp.	354,000	5,101,140
Sepracor, Inc. *	215,600	4,208,512

		48,465,119
Railroads & Equipment - 0.24%
Burlington Northern Santa Fe Corp.	25,500	2,351,610

Real Estate - 1.31%
Apartment Investment & Management
Company, Class A, REIT	6,947	248,772
Equity Residential, REIT	41,400	1,717,686
Health Care, Inc., REIT (a)	18,800	848,444
Hospitality Properties Trust, REIT	22,200	755,244
Liberty Property Trust, REIT	21,300	662,643
ProLogis, REIT	33,800	1,989,468
Public Storage, Inc., REIT	3,600	319,032
Regency Centers Corp., REIT	17,500	1,133,300
Simon Property Group, Inc., REIT	34,900	3,242,559
Vornado Realty Trust, REIT	21,300	1,836,273

		12,753,421
Retail Grocery - 1.23%
Safeway, Inc.	127,100	3,730,385
SUPERVALU, Inc.	119,000	3,567,620
The Kroger Company	185,700	4,716,780

		12,014,785

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 4.04%
Best Buy Company, Inc.	226,800	$9,403,128
BJ's Wholesale Club, Inc. *	278,800	9,950,372
Fossil, Inc. *	8,200	250,428
RadioShack Corp.	385,600	6,266,000
Systemax, Inc. * (a)	1,000	12,060
The TJX Companies, Inc.	365,300	12,080,471
United Rentals, Inc. *	71,900	1,354,596

		39,317,055
Sanitary Services - 0.16%
Allied Waste Industries, Inc. *	144,600	1,563,126

Semiconductors - 1.83%
Advanced Analogic Technologies, Inc. *	2,000	11,240
Amkor Technology, Inc. *	142,900	1,529,030
Emulex Corp. *	62,200	1,010,128
NVIDIA Corp. *	176,400	3,490,956
Texas Instruments, Inc.	417,600	11,805,552

		17,846,906
Software - 2.89%
Activision, Inc. *	76,100	2,078,291
Microsoft Corp.	919,700	26,101,086

		28,179,377
Steel - 0.62%
AK Steel Holding Corp.	111,400	6,062,388

Telecommunications Equipment &
Services - 2.94%
ADC Telecommunications, Inc. *	22,800	275,424
Embarq Corp.	230,100	9,227,010
Verizon Communications, Inc.	520,700	18,979,515
Viasat, Inc. *	7,200	156,384

		28,638,333
Telephone - 0.36%
AT&T, Inc.	91,600	3,508,280

Tires & Rubber - 0.23%
Cooper Tire & Rubber Company	148,400	2,221,548

Tobacco - 1.22%
Altria Group, Inc.	149,700	3,323,340
Philip Morris International, Inc. *	149,700	7,571,826
Reynolds American, Inc.	16,100	950,383

		11,845,549
Transportation - 1.28%
Frontline, Ltd. (a)	167,100	7,689,942
Independent Tankers Corp., Ltd. *	16,420	27,408
Kirby Corp. *	83,500	4,759,500

		12,476,850
Trucking & Freight - 1.08%
Ryder Systems, Inc.	173,300	10,555,703

TOTAL COMMON STOCKS (Cost $924,976,009)		$878,242,693

SHORT TERM INVESTMENTS - 1.95%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$11,038,236	$11,038,236

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 04/17/2008 ****	$7,965,000	$7,955,181

TOTAL SHORT TERM INVESTMENTS
(Cost $18,993,417)		$18,993,417

REPURCHASE AGREEMENTS - 9.79%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$95,307,236 on 04/01/2008,
collateralized by $96,445,000
Federal National Mortgage
Association, 5.225% due
01/27/2023 (valued at
$98,069,107, including interest)	$95,303,000	$95,303,000

TOTAL REPURCHASE AGREEMENTS
(Cost $95,303,000)		$95,303,000

Total Investments (All Cap Core Trust)
(Cost $1,039,272,426) - 101.91%		$992,539,110
Liabilities in Excess of Other Assets - (1.91)%		(18,578,438)

TOTAL NET ASSETS - 100.00%		$973,960,672

All Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.24%

Aerospace - 6.04%
General Dynamics Corp.	63,958	$5,332,179
Lockheed Martin Corp.	7,788	773,348
Rockwell Collins, Inc.	13,849	791,470
Spirit Aerosystems Holdings, Inc., Class A *	233,115	5,170,491
Teledyne Technologies, Inc. *	28,834	1,355,198
United Technologies Corp.	77,240	5,315,657
Woodward Governor Company	14,520	387,974

		19,126,317
Agriculture - 1.80%
Monsanto Company	30,343	3,383,244
The Mosaic Company *	22,506	2,309,116

		5,692,360
Apparel & Textiles - 1.08%
Crocs, Inc. * (a)	39,855	696,267
NIKE, Inc., Class B	40,252	2,737,136

		3,433,403
Auto Parts - 0.73%
BorgWarner, Inc.	27,846	1,198,213
Johnson Controls, Inc.	33,263	1,124,290

		2,322,503
Biotechnology - 2.09%
Applera Corp.	47,390	1,557,236
Biogen Idec, Inc. *	52,855	3,260,625
Genentech, Inc. *	22,130	1,796,513

		6,614,374

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction - 2.47%
Chicago Bridge & Iron Company N.V.	72,786	$2,856,122
Foster Wheeler, Ltd. *	87,916	4,977,804

		7,833,926
Business Services - 2.32%
Accenture, Ltd., Class A	163,680	5,756,626
Fluor Corp.	6,760	954,241
Jacobs Engineering Group, Inc. *	8,444	621,394

		7,332,261
Cellular Communications - 0.77%
China Mobile, Ltd.	163,000	2,449,028

Commercial Services - 0.55%
Morningstar, Inc. *	28,292	1,735,714

Computers & Business Equipment - 7.44%
Apple, Inc. *	76,508	10,978,898
Cisco Systems, Inc. *	329,470	7,936,932
MICROS Systems, Inc. *	60,483	2,035,858
Research In Motion, Ltd. *	9,092	1,020,395
Seagate Technology	76,252	1,596,717

		23,568,800
Construction & Mining Equipment - 1.92%
National Oilwell Varco, Inc. *	104,139	6,079,635

Cosmetics & Toiletries - 5.63%
Chattem, Inc. * (a)	8,666	574,903
Colgate-Palmolive Company	109,399	8,523,276
Procter & Gamble Company	124,432	8,718,950

		17,817,129
Crude Petroleum & Natural Gas - 2.57%
Marathon Oil Corp.	29,751	1,356,646
Occidental Petroleum Corp.	92,877	6,795,810

		8,152,456
Electrical Equipment - 2.98%
Emerson Electric Company	113,386	5,834,843
Fanuc, Ltd.	18,500	1,774,778
Varian, Inc. *	31,690	1,835,485

		9,445,106
Electronics - 2.28%
Amphenol Corp., Class A	68,719	2,559,782
Garmin, Ltd. (a)	62,189	3,358,828
Trimble Navigation, Ltd. *	45,442	1,299,187

		7,217,797
Energy - 2.36%
McDermott International, Inc. *	136,320	7,473,062

Financial Services - 1.08%
Ameriprise Financial, Inc.	2,321	120,344
optionsXpress Holdings, Inc.	52,676	1,090,920
T. Rowe Price Group, Inc.	25,496	1,274,800
Waddell & Reed Financial, Inc., Class A	28,843	926,725

		3,412,789
Food & Beverages - 5.52%
Campbell Soup Company	36,370	1,234,761
Hansen Natural Corp. *	65,365	2,307,385

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Kellogg Company	96,995	$5,098,057
PepsiCo, Inc.	122,283	8,828,833

		17,469,036
Gas & Pipeline Utilities - 1.65%
Transocean, Inc. *	38,707	5,233,186

Healthcare Products - 2.71%
Baxter International, Inc.	75,192	4,347,602
Johnson & Johnson	65,382	4,241,330

		8,588,932
Healthcare Services - 4.77%
Express Scripts, Inc. *	40,988	2,636,348
Health Net, Inc. *	87,151	2,684,251
McKesson Corp.	28,811	1,508,832
Pediatrix Medical Group, Inc. *	14,799	997,453
Psychiatric Solutions, Inc. *	10,468	355,075
Quest Diagnostics, Inc.	34,334	1,554,300
UnitedHealth Group, Inc.	87,631	3,011,001
WellPoint, Inc. *	53,827	2,375,385

		15,122,645
Household Products - 1.55%
Clorox Company	86,599	4,904,967

Industrial Machinery - 2.51%
Cameron International Corp. *	65,239	2,716,552
Komatsu, Ltd.	186,370	5,247,410

		7,963,962
Industrials - 2.04%
ABB, Ltd.	179,192	4,829,611
Mitsui O.S.K. Lines, Ltd.	133,000	1,627,135

		6,456,746
Insurance - 2.22%
ACE, Ltd.	58,357	3,213,137
Assurant, Inc.	19,098	1,162,304
Chubb Corp.	53,736	2,658,857

		7,034,298
International Oil - 1.67%
Exxon Mobil Corp.	62,436	5,280,837

Internet Content - 2.93%
Google, Inc., Class A *	21,093	9,290,834

Internet Retail - 0.74%
Amazon.com, Inc. *	32,696	2,331,225

Leisure Time - 0.20%
Bally Technologies, Inc. *	18,021	618,841

Manufacturing - 1.20%
Honeywell International, Inc.	67,507	3,808,745

Medical-Hospitals - 0.54%
VCA Antech, Inc. *	62,260	1,702,811

Metal & Metal Products - 2.68%
Companhia Vale Do Rio Doce, ADR *	38,477	1,332,843
Precision Castparts Corp.	62,153	6,344,578
Titanium Metals Corp. (a)	53,692	808,065

		8,485,486

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining - 0.72%
BHP Billiton, Ltd.	69,363	$2,279,337

Petroleum Services - 3.63%
Baker Hughes, Inc.	42,403	2,904,605
GulfMark Offshore, Inc. *	5,879	321,699
Schlumberger, Ltd.	47,259	4,111,533
Valero Energy Corp.	84,533	4,151,416

		11,489,253
Pharmaceuticals - 3.17%
AmerisourceBergen Corp.	26,631	1,091,338
Celgene Corp. *	43,080	2,640,373
Gilead Sciences, Inc. *	71,574	3,688,208
Shire PLC	134,558	2,604,675

		10,024,594
Retail Grocery - 0.95%
The Kroger Company	118,943	3,021,152

Retail Trade - 0.54%
Casey's General Stores, Inc.	31,065	702,069
Longs Drug Stores Corp.	23,558	1,000,273

		1,702,342
Semiconductors - 1.23%
NVIDIA Corp. *	79,105	1,565,488
Texas Instruments, Inc.	82,833	2,341,689

		3,907,177
Software - 5.21%
Adobe Systems, Inc. *	118,071	4,202,147
Autodesk, Inc. *	80,498	2,534,077
Intuit, Inc. *	84,346	2,278,185
Microsoft Corp.	263,478	7,477,506

		16,491,915
Telecommunications Equipment &
Services - 1.52%
Amdocs, Ltd. *	114,900	3,258,564
KDDI Corp.	254	1,562,321

		4,820,885
Tobacco - 0.65%
UST, Inc.	37,930	2,067,944

Transportation - 0.58%
Nippon Yusen Kabushiki Kaisha	194,000	1,839,460

TOTAL COMMON STOCKS (Cost $291,794,832)		$301,643,270

SHORT TERM INVESTMENTS - 1.61%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$5,086,881	$5,086,881

TOTAL SHORT TERM INVESTMENTS
(Cost $5,086,881)		$5,086,881

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.15%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.90% to be repurchased at
$13,159,694 on 04/01/2008,
collateralized by $12,665,000
Federal Home Loan Bank, 5.435%
due 12/20/2022 (valued at
$13,424,900, including interest)	$13,159,000	$13,159,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,159,000)		$13,159,000

Total Investments (All Cap Growth Trust)
(Cost $310,040,713) - 101.00%		$319,889,151
Liabilities in Excess of Other Assets - (1.00)%		(3,168,013)

TOTAL NET ASSETS - 100.00%		$316,721,138

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.99%

Aerospace - 3.14%
Alliant Techsystems, Inc. *	8,400	$869,652
Curtiss-Wright Corp.	10,000	414,800
General Dynamics Corp.	23,600	1,967,532
Moog, Inc., Class A *	7,300	308,133

		3,560,117
Agriculture - 1.30%
Archer-Daniels-Midland Company	35,900	1,477,644

Apparel & Textiles - 0.61%
VF Corp.	9,000	697,590

Auto Parts - 1.69%
Autoliv, Inc.	26,600	1,335,320
Gentex Corp.	27,900	478,485
Tenneco, Inc. *	3,800	106,172

		1,919,977
Banking - 4.64%
Bank of New York Mellon Corp.	47,523	1,983,135
Commerce Bancshares, Inc.	13,515	568,035
Cullen Frost Bankers, Inc.	51,165	2,713,792

		5,264,962
Biotechnology - 2.44%
Amgen, Inc. *	30,000	1,253,400
Applera Corp.	46,100	1,514,846

		2,768,246
Business Services - 0.15%
URS Corp. *	5,300	173,257

Chemicals - 5.27%
Cabot Corp.	12,500	350,000
Cytec Industries, Inc.	33,200	1,787,820
Dow Chemical Company	20,000	737,000
Eastman Chemical Company	6,000	374,700
Hercules, Inc.	18,000	329,220

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Olin Corp.	46,800	$924,768
Praxair, Inc.	7,482	630,209
Rohm & Haas Company	15,600	843,648

		5,977,365
Computers & Business Equipment - 0.47%
Cisco Systems, Inc. *	16,500	397,485
Intermec, Inc. * (a)	6,100	135,359

		532,844
Construction & Mining Equipment - 0.47%
Carbo Ceramics, Inc. (a)	13,396	537,180

Containers & Glass - 2.66%
Ball Corp.	18,669	857,654
Pactiv Corp. *	49,800	1,305,258
Sonoco Products Company	30,100	861,763

		3,024,675
Cosmetics & Toiletries - 0.95%
Procter & Gamble Company	15,406	1,079,499

Crude Petroleum & Natural Gas - 2.68%
Apache Corp.	4,000	483,280
Chesapeake Energy Corp.	34,500	1,592,175
Forest Oil Corp. *	19,800	969,408

		3,044,863
Domestic Oil - 1.00%
Range Resources Corp.	17,800	1,129,410

Electrical Equipment - 2.31%
Anixter International, Inc. *	26,011	1,665,744
Emerson Electric Company	18,502	952,113

		2,617,857
Electrical Utilities - 2.53%
CMS Energy Corp.	30,340	410,804
The Southern Company	41,700	1,484,937
Wisconsin Energy Corp.	22,200	976,578

		2,872,319
Electronics - 0.58%
Rogers Corp. *	12,200	407,602
Teleflex, Inc.	5,200	248,092

		655,694
Financial Services - 1.23%
Charles Schwab Corp.	11,800	222,194
GATX Corp.	15,600	609,492
PNC Financial Services Group, Inc.	8,600	563,902

		1,395,588
Food & Beverages - 4.30%
Coca-Cola Enterprises, Inc.	23,900	578,380
Diageo PLC, SADR	4,900	398,468
PepsiCo, Inc.	16,421	1,185,596
Smithfield Foods, Inc. *	40,100	1,032,976
The Coca-Cola Company	27,600	1,680,012

		4,875,432
Gas & Pipeline Utilities - 4.81%
AGL Resources, Inc.	24,500	840,840

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
El Paso Corp.	69,800	$1,161,472
Spectra Energy Corp.	58,000	1,319,500
UGI Corp.	55,600	1,385,552
Williams Companies, Inc.	22,800	751,944

		5,459,308
Gold - 2.25%
Barrick Gold Corp.	58,745	2,552,470

Healthcare Services - 1.51%
DaVita, Inc. *	36,000	1,719,360

Holdings Companies/Conglomerates - 6.45%
Berkshire Hathaway, Inc., Class B *	780	3,488,862
General Electric Company	103,521	3,831,312

		7,320,174
Industrial Machinery - 4.12%
IDEX Corp.	28,283	868,005
Ingersoll-Rand Company, Ltd., Class A	18,000	802,440
ITT Corp.	17,300	896,313
Kennametal, Inc.	24,700	726,921
Parker-Hannifin Corp.	19,900	1,378,473

		4,672,152
Insurance - 3.51%
Aon Corp.	36,800	1,479,360
Chubb Corp.	11,200	554,176
Hartford Financial Services Group, Inc.	14,500	1,098,665
HCC Insurance Holdings, Inc.	26,800	608,092
W.R. Berkley Corp.	8,900	246,441

		3,986,734
International Oil - 4.74%
Chevron Corp.	3,800	324,368
EnCana Corp.	11,000	833,250
Exxon Mobil Corp.	49,909	4,221,303

		5,378,921
Internet Software - 0.50%
McAfee, Inc. *	17,001	562,563
Liquor - 0.22%
Brown Forman Corp., Class B	3,800	251,636

Manufacturing - 5.48%
AptarGroup, Inc.	22,400	872,032
Carlisle Companies, Inc.	92,946	3,108,114
Eaton Corp.	11,110	885,134
Hexcel Corp. *	16,000	305,760
Honeywell International, Inc.	18,500	1,043,770

		6,214,810
Metal & Metal Products - 1.90%
Quanex Corp.	41,739	2,159,576

Petroleum Services - 3.93%
BJ Services Company	18,300	521,733
Halliburton Company	38,142	1,500,125
Schlumberger, Ltd.	12,700	1,104,900
Superior Energy Services, Inc. *	33,700	1,335,194

		4,461,952

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 7.53%
Abbott Laboratories	65,800	$3,628,870
Eli Lilly & Company	34,700	1,790,173
Onyx Pharmaceuticals, Inc. * (a)	18,000	522,540
Schering-Plough Corp.	116,396	1,677,266
Watson Pharmaceuticals, Inc. *	31,600	926,512

		8,545,361
Publishing - 0.29%
Meredith Corp.	8,600	328,950

Railroads & Equipment - 1.40%
Burlington Northern Santa Fe Corp.	17,200	1,586,184

Retail Grocery - 1.36%
The Kroger Company	60,966	1,548,537

Retail Trade - 3.63%
Costco Wholesale Corp.	28,700	1,864,639
J.C. Penney Company, Inc.	13,500	509,085
Kohl's Corp. *	28,700	1,230,943
Macy's, Inc.	12,420	286,405
Target Corp.	4,500	228,060

		4,119,132
Steel - 0.52%
Carpenter Technology Corp.	10,600	593,282

Telecommunications Equipment &
Services - 1.90%
Corning, Inc.	89,900	2,161,196

Telephone - 1.44%
AT&T, Inc.	42,577	1,630,699

Transportation - 0.32%
Bristow Group, Inc. *	6,700	359,589

Trucking & Freight - 1.76%
Oshkosh Truck Corp.	55,100	1,999,028

TOTAL COMMON STOCKS (Cost $109,719,889)		$111,216,133

SHORT TERM INVESTMENTS - 0.97%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$1,097,385	$1,097,385

TOTAL SHORT TERM INVESTMENTS
(Cost $1,097,385)		$1,097,385

Total Investments (All Cap Value Trust)
(Cost $110,817,274) - 98.96%		$112,313,518
Other Assets in Excess of Liabilities - 1.04%		1,179,404

TOTAL NET ASSETS - 100.00%		$113,492,922

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	36,969,501	$635,136,021

TOTAL INVESTMENT COMPANIES (Cost $693,050,561)		$635,136,021

Total Investments (American Asset Allocation Trust)
(Cost $693,050,561) - 100.00%		$635,136,021
Liabilities in Excess of Other Assets - 0.00%		(1,204)

TOTAL NET ASSETS - 100.00%		$635,134,817

American Blue Chip Income & Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Fund -
Class 2	14,399,422	$150,185,973

TOTAL INVESTMENT COMPANIES (Cost $148,117,338)		$150,185,973

Total Investments (American Blue Chip Income & Growth		$150,185,973
Trust) (Cost $148,117,338) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(8,808)

TOTAL NET ASSETS - 100.00%		$150,177,165

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	87,823,640	$962,547,092

TOTAL INVESTMENT COMPANIES (Cost $995,571,416)		$962,547,092

Total Investments (American Bond Trust)
(Cost $995,571,416) - 100.00%		$962,547,092
Liabilities in Excess of Other Assets - 0.00%		(21,541)

TOTAL NET ASSETS - 100.00%		$962,525,551

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	7,057,040	$78,121,437
American Growth Fund - Class 1	915,832	55,801,663
American Growth-Income Fund - Class 1	1,440,789	55,801,753

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

American Fundamental Holdings Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

American Funds Insurance Series
(continued)
American International Fund - Class 1	1,488,038	$33,480,855

		223,205,708

TOTAL INVESTMENT COMPANIES (Cost $230,018,897)		$223,205,708

Total Investments (American Fundamental Holdings Trust)
(Cost $230,018,897) - 100.00%		$223,205,708
Liabilities in Excess of Other Assets - 0.00%		(8,144)

TOTAL NET ASSETS - 100.00%		$223,197,564

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 101.03%

American Funds Insurance Series - 101.03%
American Bond Fund - Class 1	6,735,860	$74,565,967
American Global Growth Fund - Class 1	6,172,213	142,639,831
American Global Small Capitalization Fund -
Class 1	2,148,573	51,866,541
American High-Income Bond Fund - Class 2	2,029,816	22,693,345
American New World Fund - Class 1	1,367,285	32,418,317

		324,184,001

TOTAL INVESTMENT COMPANIES (Cost $335,932,468)		$324,184,001

Total Investments (American Global Diversification Trust)
(Cost $335,932,468) - 101.03%		$324,184,001
Liabilities in Excess of Other Assets - (1.03)%		(3,291,574)

TOTAL NET ASSETS - 100.00%		$320,892,427

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Global Growth Fund - Class 1	10,016,029	$231,470,422

TOTAL INVESTMENT COMPANIES (Cost $250,134,726)		$231,470,422

Total Investments (American Global Growth Trust)
(Cost $250,134,726) - 100.00%		$231,470,422
Liabilities in Excess of Other Assets - 0.00%		(5,324)

TOTAL NET ASSETS - 100.00%		$231,465,098

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Global Small Capitalization Fund -
Class 1	3,369,385	$81,336,963

TOTAL INVESTMENT COMPANIES (Cost $93,566,156)		$81,336,963

Total Investments (American Global Small Capitalization		$81,336,963
Trust) (Cost $93,566,156) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(4,238)

TOTAL NET ASSETS - 100.00%		$81,332,725

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth-Income Fund - Class 2	34,536,248	$1,328,609,455

TOTAL INVESTMENT COMPANIES (Cost $1,303,570,403)		$1,328,609,455

Total Investments (American Growth-Income Trust)
(Cost $1,303,570,403) - 100.00%		$1,328,609,455
Liabilities in Excess of Other Assets - 0.00%		(33,654)

TOTAL NET ASSETS - 100.00%		$1,328,575,801

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth Fund - Class 1	27,403,538	$1,656,269,859

TOTAL INVESTMENT COMPANIES (Cost $1,517,350,594)		$1,656,269,859

Total Investments (American Growth Trust)
(Cost $1,517,350,594) - 100.00%		$1,656,269,859
Liabilities in Excess of Other Assets - 0.00%		(42,969)

TOTAL NET ASSETS - 100.00%		$1,656,226,890

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American High-Income Bond Fund - Class 2	4,279,680	$47,846,817

TOTAL INVESTMENT COMPANIES (Cost $52,931,231)		$47,846,817

Total Investments (American High-Income Bond Trust)
(Cost $52,931,231) - 100.01%		$47,846,817
Liabilities in Excess of Other Assets - (0.01)%		(5,462)

TOTAL NET ASSETS - 100.00%		$47,841,355

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American International Fund - Class 2	50,896,294	$1,140,585,959

TOTAL INVESTMENT COMPANIES (Cost $957,021,270)		$1,140,585,959

Total Investments (American International Trust)
(Cost $957,021,270) - 100.00%		$1,140,585,959
Liabilities in Excess of Other Assets - 0.00%		(24,218)

TOTAL NET ASSETS - 100.00%		$1,140,561,741

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American New World Fund - Class 1	3,202,943	$75,941,787

TOTAL INVESTMENT COMPANIES (Cost $80,044,278)		$75,941,787

Total Investments (American New World Trust)
(Cost $80,044,278) - 100.00%		$75,941,787
Liabilities in Excess of Other Assets - 0.00%		(3,148)

TOTAL NET ASSETS - 100.00%		$75,938,639

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.33%

Advertising - 1.03%
Monster Worldwide, Inc. *	404,600	$9,795,366
Omnicom Group, Inc.	508,100	22,447,858

		32,243,224
Aerospace - 3.18%
General Dynamics Corp.	557,374	46,468,270
Lockheed Martin Corp.	170,900	16,970,370
Rockwell Collins, Inc.	208,599	11,921,433
United Technologies Corp.	357,200	24,582,504

		99,942,577
Agriculture - 1.68%
Monsanto Company	474,004	52,851,446

Apparel & Textiles - 0.51%
Coach, Inc. *	528,200	15,925,230

Automobiles - 0.04%
PACCAR, Inc.	26,200	1,179,000

Banking - 1.77%
Bank of New York Mellon Corp.	681,661	28,445,713
Northern Trust Corp.	406,789	27,039,265

		55,484,978

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology - 1.58%
Genentech, Inc. *	612,022	$49,683,946

Broadcasting - 0.19%
Discovery Holding Company *	285,200	6,051,944

Building Materials & Construction - 0.82%
Foster Wheeler, Ltd. *	457,000	25,875,340

Business Services - 2.13%
Accenture, Ltd., Class A	613,200	21,566,244
Automatic Data Processing, Inc.	807,781	34,241,837
Fiserv, Inc. *	231,500	11,132,835

		66,940,916
Cable & Television - 0.77%
Rogers Communications, Inc.	558,368	20,056,579
Shaw Communications, Inc.	231,700	4,212,306

		24,268,885
Cellular Communications - 1.92%
America Movil SA de CV, Series L, ADR	886,051	56,432,588
Metropcs Communications, Inc. *	220,100	3,741,700

		60,174,288
Chemicals - 1.02%
Praxair, Inc.	379,500	31,965,285

Computers & Business Equipment - 7.00%
Apple, Inc. *	458,400	65,780,400
Cisco Systems, Inc. *	2,003,718	48,269,566
Dell, Inc. *	969,973	19,321,862
EMC Corp. *	1,371,852	19,672,358
Hewlett-Packard Company	524,800	23,962,368
Juniper Networks, Inc. *	1,713,221	42,830,525

		219,837,079
Construction & Mining Equipment - 0.37%
Joy Global, Inc.	180,800	11,780,928

Cosmetics & Toiletries - 1.36%
Procter & Gamble Company	608,074	42,607,745

Crude Petroleum & Natural Gas - 0.40%
EOG Resources, Inc.	105,400	12,648,000

Drugs & Health Care - 0.15%
Novartis AG	2,566	131,672
Wyeth	110,054	4,595,855

		4,727,527
Educational Services - 0.07%
Apollo Group, Inc., Class A *	51,800	2,237,760

Electronics - 0.19%
Thermo Fisher Scientific, Inc. *	104,900	5,962,516

Energy - 0.69%
McDermott International, Inc. *	393,800	21,588,116

Financial Services - 10.11%
American Express Company	259,452	11,343,242
Ameriprise Financial, Inc.	474,051	24,579,544
Blackrock, Inc. (a)	35,400	7,227,972
Charles Schwab Corp.	1,123,186	21,149,592
CME Group, Inc. (a)	46,200	21,672,420
Franklin Resources, Inc.	447,265	43,380,232

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc. (a)	198,376	$32,809,407
IntercontinentalExchange, Inc. *	8,900	1,161,450
MasterCard, Inc., Class A	64,100	14,293,659
Merrill Lynch & Company, Inc.	311,690	12,698,251
Morgan Stanley	616,200	28,160,340
State Street Corp.	943,335	74,523,465
UBS AG	26,198	762,835
Visa, Inc. *	381,400	23,784,104

		317,546,513
Food & Beverages - 0.76%
PepsiCo, Inc.	239,904	17,321,069
Sysco Corp.	225,495	6,543,865

		23,864,934
Healthcare Products - 4.57%
Alcon, Inc. (a)	140,200	19,943,450
Baxter International, Inc.	212,600	12,292,532
Becton, Dickinson & Company	74,700	6,412,995
Intuitive Surgical, Inc. *	27,200	8,822,320
Medtronic, Inc.	753,536	36,448,536
St. Jude Medical, Inc. *	739,536	31,940,560
Stryker Corp.	422,579	27,488,764

		143,349,157
Healthcare Services - 3.82%
Cardinal Health, Inc.	89,295	4,688,881
Express Scripts, Inc. *	340,000	21,868,800
Humana, Inc. *	256,200	11,493,132
Laboratory Corp. of America Holdings *	438,400	32,301,312
McKesson Corp.	356,200	18,654,194
Medco Health Solutions, Inc. *	531,200	23,261,248
WellPoint, Inc. *	172,672	7,620,015

		119,887,582
Holdings Companies/Conglomerates - 2.80%
General Electric Company	2,374,101	87,865,478

Hotels & Restaurants - 1.70%
Marriott International, Inc., Class A	596,288	20,488,456
McDonald's Corp.	243,600	13,585,572
Yum! Brands, Inc.	518,100	19,278,501

		53,352,529
Industrials - 0.27%
Fastenal Company (a)	183,200	8,414,376

Insurance - 1.68%
Aetna, Inc.	807,348	33,981,277
Prudential Financial, Inc.	241,900	18,928,675

		52,909,952
International Oil - 2.96%
Chevron Corp.	117,200	10,004,192
Exxon Mobil Corp.	471,738	39,899,600
Murphy Oil Corp.	395,658	32,499,348
Petroleo Brasileiro SA, SADR	126,000	10,670,940

		93,074,080
Internet Content - 2.58%
Google, Inc., Class A *	183,766	80,943,410

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 2.68%
Amazon.com, Inc. *	853,989	$60,889,416
eBay, Inc. *	686,835	20,495,156
Expedia, Inc. *	132,100	2,891,669

		84,276,241
Internet Software - 0.81%
McAfee, Inc. *	271,900	8,997,171
VeriSign, Inc. *	491,600	16,340,784

		25,337,955
Leisure Time - 2.31%
Electronic Arts, Inc. *	572,600	28,584,192
International Game Technology	300,802	12,095,248
Las Vegas Sands Corp. * (a)	316,700	23,321,788
MGM MIRAGE * (a)	145,119	8,528,644

		72,529,872
Manufacturing - 3.35%
Danaher Corp. (a)	1,036,163	78,779,473
Illinois Tool Works, Inc.	261,274	12,601,245
Tyco International, Ltd.	314,000	13,831,700

		105,212,418
Mining - 1.37%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	445,800	42,894,876

Petroleum Services - 6.21%
Baker Hughes, Inc.	417,059	28,568,541
Schlumberger, Ltd.	1,004,392	87,382,104
Smith International, Inc.	857,672	55,088,273
Total SA, ADR	324,708	24,031,639

		195,070,557
Pharmaceuticals - 5.39%
Allergan, Inc.	461,200	26,007,068
Celgene Corp. *	575,400	35,266,266
Gilead Sciences, Inc. *	1,230,562	63,410,860
Merck & Company, Inc.	249,000	9,449,550
Roche Holdings AG - Genusschein	130,895	24,669,750
Schering-Plough Corp.	720,400	10,380,964

		169,184,458
Publishing - 0.59%
McGraw-Hill Companies, Inc.	499,300	18,449,135

Retail Trade - 5.43%
Bed Bath & Beyond, Inc. *	356,500	10,516,750
Costco Wholesale Corp.	264,500	17,184,565
CVS Caremark Corp.	1,879,567	76,141,259
Kohl's Corp. *	672,230	28,831,945
Target Corp.	188,122	9,534,023
Wal-Mart Stores, Inc.	534,464	28,155,563

		170,364,105
Semiconductors - 3.03%
Analog Devices, Inc.	466,143	13,760,541
Applied Materials, Inc.	484,000	9,442,840
Broadcom Corp., Class A *	289,100	5,570,957
Intel Corp.	1,056,692	22,380,737
Marvell Technology Group, Ltd. *	1,783,310	19,402,413

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Xilinx, Inc.	1,041,725	$24,740,969

		95,298,457
Software - 4.32%
Adobe Systems, Inc. *	407,675	14,509,153
Autodesk, Inc. *	492,100	15,491,308
Intuit, Inc. * (a)	274,022	7,401,334
Microsoft Corp.	2,847,840	80,821,699
Oracle Corp. *	896,862	17,542,621

		135,766,115
Steel - 0.06%
Nucor Corp.	25,900	1,754,466

Telecommunications Equipment &
Services - 4.14%
American Tower Corp., Class A *	1,033,638	40,528,946
Corning, Inc.	1,120,715	26,941,989
Nokia Oyj, SADR	1,072,328	34,132,200
QUALCOMM, Inc.	691,877	28,366,957

		129,970,092
Telephone - 0.47%
AT&T, Inc.	383,600	14,691,880

Toys, Amusements & Sporting Goods - 0.70%
Nintendo Company, Ltd.	41,900	21,922,262

Transportation - 0.35%
Expeditors International of Washington, Inc.	242,700	10,965,186

TOTAL COMMON STOCKS (Cost $2,799,461,676)		$3,118,872,816

SHORT TERM INVESTMENTS - 3.14%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$79,222,866	$79,222,866
T. Rowe Price Reserve Investment Fund	19,394,309	19,394,309

TOTAL SHORT TERM INVESTMENTS
(Cost $98,617,175)		$98,617,175

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$2,000,089 on 04/01/2008,
collateralized by $2,060,000
Federal Home Loan Mortgage
Corp., 1% due 07/11/2022 (valued
at $2,044,550, including interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Blue Chip Growth Trust)
(Cost $2,900,078,851) - 102.54%		$3,219,489,991
Liabilities in Excess of Other Assets - (2.54)%		(79,634,648)

TOTAL NET ASSETS - 100.00%		$3,139,855,343

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.57%

Aerospace - 3.28%
Raytheon Company	248,800	$16,074,968
United Technologies Corp.	369,100	25,401,462

		41,476,430
Agriculture - 3.13%
Monsanto Company	354,600	39,537,900

Apparel & Textiles - 2.43%
Coach, Inc. *	341,244	10,288,507
NIKE, Inc., Class B	300,008	20,400,544

		30,689,051
Biotechnology - 2.49%
Genentech, Inc. *	388,469	31,535,914

Broadcasting - 1.59%
News Corp., Class A	1,072,500	20,109,375

Computers & Business Equipment - 10.58%
Apple, Inc. *	178,944	25,678,464
Cisco Systems, Inc. *	1,566,265	37,731,324
Hewlett-Packard Company	699,600	31,943,736
Research In Motion, Ltd. *	342,500	38,438,775

		133,792,299
Cosmetics & Toiletries - 2.23%
Colgate-Palmolive Company	362,400	28,234,584

Crude Petroleum & Natural Gas - 3.60%
Marathon Oil Corp.	397,600	18,130,560
Occidental Petroleum Corp.	233,600	17,092,512
Southwestern Energy Company *	307,200	10,349,568

		45,572,640
Drugs & Health Care - 1.20%
Wyeth	363,400	15,175,584

Electronics - 2.04%
Thermo Fisher Scientific, Inc. *	453,800	25,793,992

Energy - 1.72%
First Solar, Inc. *	93,900	21,704,046

Financial Services - 6.97%
Charles Schwab Corp.	1,209,869	22,781,833
Goldman Sachs Group, Inc.	79,090	13,080,695
Lazard, Ltd., Class A	322,500	12,319,500
Merrill Lynch & Company, Inc.	215,900	8,795,766
NYSE Euronext (a)	190,300	11,743,413
Visa, Inc. *	312,800	19,506,208

		88,227,415
Food & Beverages - 3.54%
PepsiCo, Inc.	261,265	18,863,333
The Coca-Cola Company	426,800	25,979,316

		44,842,649
Healthcare Products - 6.19%
Alcon, Inc. (a)	192,081	27,323,522
Baxter International, Inc.	423,100	24,463,642
Hologic, Inc. * (a)	137,900	7,667,240
St. Jude Medical, Inc. *	436,226	18,840,601

		78,295,005

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Holdings Companies/Conglomerates - 1.99%
General Electric Company	678,812	$25,122,832

Hotels & Restaurants - 1.35%
Marriott International, Inc., Class A	498,900	17,142,204

Internet Content - 3.38%
Google, Inc., Class A *	97,107	42,772,720

Internet Retail - 1.74%
Amazon.com, Inc. *	308,600	22,003,180

Internet Software - 0.97%
Akamai Technologies, Inc. *	433,800	12,215,808

Leisure Time - 2.84%
Las Vegas Sands Corp. *	77,100	5,677,644
Walt Disney Company	965,700	30,303,666

		35,981,310
Manufacturing - 0.99%
ABB Ltd., SADR	466,800	12,566,256

Petroleum Services - 2.08%
Schlumberger, Ltd.	302,606	26,326,722

Pharmaceuticals - 15.62%
Abbott Laboratories	630,800	34,788,620
Elan Corp. PLC, SADR *	377,300	7,870,478
Gilead Sciences, Inc. *	1,241,128	63,955,326
Merck & Company, Inc.	525,900	19,957,905
Mylan, Inc. * (a)	589,700	6,840,520
Roche Holding AG, SADR	295,889	27,956,954
Schering-Plough Corp.	727,100	10,477,511
Teva Pharmaceutical Industries, Ltd., SADR	558,900	25,815,591

		197,662,905
Retail Grocery - 0.96%
Whole Foods Market, Inc. (a)	366,600	12,086,802

Retail Trade - 3.52%
Costco Wholesale Corp.	288,900	18,769,833
CVS Caremark Corp.	492,500	19,951,175
Saks, Inc. *	464,800	5,796,056

		44,517,064
Sanitary Services - 0.55%
Veolia Environnement, ADR *	99,300	6,944,049

Software - 6.16%
Adobe Systems, Inc. *	609,285	21,684,453
Infosys Technologies, Ltd., ADR (a)	457,700	16,371,929
Microsoft Corp.	1,406,669	39,921,266

		77,977,648
Telecommunications Equipment &
Services - 3.43%
Nokia Oyj, SADR	577,200	18,372,276
QUALCOMM, Inc.	610,900	25,046,900

		43,419,176

TOTAL COMMON STOCKS (Cost $1,189,307,729)		$1,221,725,560

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 4.25%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$53,797,843	$53,797,843

TOTAL SHORT TERM INVESTMENTS
(Cost $53,797,843)		$53,797,843

REPURCHASE AGREEMENTS - 2.88%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$36,354,616 on 04/01/2008,
collateralized by $33,820,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at
$37,083,630, including interest)	$36,353,000	$36,353,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,353,000)		$36,353,000

Total Investments (Capital Appreciation Trust)
(Cost $1,279,458,572) - 103.70%		$1,311,876,403
Liabilities in Excess of Other Assets - (3.70)%		(46,764,126)

TOTAL NET ASSETS - 100.00%		$1,265,112,277

Classic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.44%

Aerospace - 2.11%
Northrop Grumman Corp.	12,625	$982,351

Auto Parts - 2.22%
Magna International, Inc., Class A	14,300	1,031,745

Banking - 5.45%
Bank of America Corp.	44,750	1,696,473
Comerica, Inc.	23,950	840,166

		2,536,639
Biotechnology - 2.60%
Amgen, Inc. *	28,975	1,210,575

Business Services - 2.57%
Affiliated Computer Services, Inc., Class A *	23,875	1,196,376

Cosmetics & Toiletries - 1.51%
Kimberly-Clark Corp.	10,875	701,981

Electrical Utilities - 2.08%
Wisconsin Energy Corp.	22,050	969,980

Electronics - 2.75%
L-3 Communications Holdings, Inc.	8,675	948,524
Tyco Electronics, Ltd.	9,631	330,536

		1,279,060

Energy - 2.07%
Sempra Energy	18,050	961,704

Financial Services - 21.02%
Capital One Financial Corp.	35,750	1,759,615
Citigroup, Inc.	96,075	2,057,926

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Countrywide Financial Corp.	55,275	$304,012
Federal Home Loan Mortgage Corp.	76,050	1,925,586
Federal National Mortgage Association	59,250	1,559,460
Fidelity National Financial, Inc., Class A	21,242	389,366
Lehman Brothers Holdings, Inc.	16,325	614,473
Morgan Stanley	17,525	800,893
Washington Mutual, Inc.	36,350	374,405

		9,785,736
Food & Beverages - 2.49%
Kraft Foods, Inc., Class A	21,825	676,793
Sara Lee Corp.	34,525	482,660

		1,159,453
Healthcare Products - 4.10%
Covidien, Ltd.	8,656	383,028
Johnson & Johnson	23,525	1,526,067

		1,909,095
Household Appliances - 3.86%
Whirlpool Corp.	20,700	1,796,346

Insurance - 10.80%
Allstate Corp.	42,025	2,019,722
MetLife, Inc.	6,525	393,196
Torchmark Corp.	26,725	1,606,440
XL Capital, Ltd., Class A	34,200	1,010,610

		5,029,968
International Oil - 2.03%
BP PLC, SADR	15,575	944,624

Manufacturing - 0.91%
Tyco International, Ltd.	9,606	423,144

Pharmaceuticals - 8.67%
AmerisourceBergen Corp.	27,300	1,118,754
Bristol-Myers Squibb Company	52,425	1,116,652
Pfizer, Inc.	86,050	1,801,027

		4,036,433
Retail Trade - 9.01%
Home Depot, Inc.	59,400	1,661,418
J.C. Penney Company, Inc.	11,300	426,123
The TJX Companies, Inc.	27,700	916,039
Wal-Mart Stores, Inc.	22,575	1,189,251

		4,192,831
Software - 5.44%
CA, Inc.	56,350	1,267,875
Microsoft Corp.	30,225	857,786
Oracle Corp. *	20,750	405,870

		2,531,531
Telecommunications Equipment &
Services - 4.75%
Alcatel SA, SADR	384,361	2,213,919

TOTAL COMMON STOCKS (Cost $59,804,697)		$44,893,491

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.69%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$1,718,076 on 04/01/2008,
collateralized by $1,740,000
Federal National Mortgage
Association, 5.225% due
01/27/2023 (valued at $1,753,816,
including interest)	$1,718,000	$1,718,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,718,000)		$1,718,000

Total Investments (Classic Value Trust)
(Cost $61,522,697) - 100.13%		$46,611,491
Liabilities in Excess of Other Assets - (0.13)%		(60,166)

TOTAL NET ASSETS - 100.00%		$46,551,325

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 55.40%

Advertising - 0.29%
Monster Worldwide, Inc. *	2,800	$67,788

Agriculture - 1.21%
Agrium, Inc.	500	31,055
Archer-Daniels-Midland Company	900	37,044
Bunge, Ltd.	800	69,504
Chaoda Modern Agriculture Holdings, Ltd.	8,000	9,128
Golden Agri-Resources, Ltd. *	24,000	17,590
Kuala Lumpur Kepong BHD	2,300	11,708
Monsanto Company	750	83,625
The Mosaic Company *	100	10,260
Wilmar International, Ltd. *	5,000	15,341

		285,255
Air Travel - 0.15%
Delta Air Lines, Inc. *	4,100	35,260

Aluminum - 0.29%
Alcoa, Inc.	1,900	68,514

Apparel & Textiles - 0.59%
Carter's, Inc. *	5,100	82,365
Ports Design, Ltd.	4,500	12,801
Weiqiao Textile Company, Ltd.	34,000	44,024

		139,190
Auto Parts - 0.65%
Hyundai Mobis	323	25,267
NHK Spring Company, Ltd.	9,000	64,278
TRW Automotive Holdings Corp. *	2,600	60,762
Weichai Power Company, Ltd.	1,000	3,756

		154,063
Auto Services - 0.03%
Hertz Global Holdings, Inc. *	500	6,030

Automobiles - 0.27%
Dongfeng Motor Group Company, Ltd.	10,000	4,530

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Automobiles (continued)
Ford Motor Company *	5,600	$32,032
Honda Motor Company, Ltd.	930	26,863

		63,425
Banking - 2.01%
Bank of America Corp.	3,700	140,267
Bank of China, Ltd.	97,000	41,925
Chang Hwa Commercial Bank, Ltd.	107,000	81,115
China Merchants Bank Company, Ltd.	6,500	22,874
Industrial & Commercial Bank of China, Ltd.	95,000	66,903
Julius Baer Holding AG	421	31,076
Kotak Mahindra Bank, Ltd. *	748	11,678
National City Corp.	1,000	9,950
Popular, Inc.	1,700	19,822
Sovereign Bancorp, Inc.	2,600	24,232
UCBH Holdings, Inc.	3,000	23,280

		473,122
Biotechnology - 0.70%
Amgen, Inc. *	300	12,534
Genentech, Inc. *	1,200	97,416
Millennium Pharmaceuticals, Inc. *	3,500	54,110

		164,060
Broadcasting - 0.33%
MCOT PCL	34,900	31,037
XM Satellite Radio Holdings, Inc., Class A *	4,100	47,642

		78,679
Building Materials & Construction - 0.67%
Anhui Conch Cement Company, Ltd., Class H	1,000	6,921
Jaiprakash Associates, Ltd. *	8,054	45,653
Masco Corp.	1,100	21,813
Vinci SA, ADR	1,156	83,626

		158,013
Business Services - 0.33%
Accenture, Ltd., Class A	800	28,136
H & R Block, Inc.	2,400	49,824

		77,960
Cable & Television - 1.51%
Comcast Corp., Class A	10,800	208,872
Time Warner, Inc.	6,600	92,532
Viacom, Inc., Class B *	1,400	55,468

		356,872
Cellular Communications - 0.45%
China Mobile, Ltd.	5,500	82,636
Metropcs Communications, Inc. *	1,400	23,800

		106,436
Chemicals - 1.97%
Agrium, Inc.	800	49,694
CF Industries Holdings, Inc.	300	31,086
Makhteshim-Agam Industries, Ltd.	1,621	11,889
Potash Corp. of Saskatchewan, Inc.	800	124,312
Shin-Etsu Chemical Company, Ltd.	1,000	52,071
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	10,000	3,461
Syngenta AG *	194	56,676

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Terra Industries, Inc. *	300	$10,659
UCB SA	2,566	89,132
Yara International ASA	600	34,894

		463,874
Coal - 0.31%
China Shenhua Energy Company, Ltd.	5,500	22,237
CONSOL Energy, Inc.	600	41,514
Peabody Energy Corp.	200	10,200

		73,951
Computer Services - 0.52%
NetApp, Inc. *	6,100	122,305

Computers & Business Equipment - 1.07%
Canon, Inc.	2,300	107,280
Cisco Systems, Inc. *	6,000	144,540

		251,820
Construction Materials - 0.06%
China Communications
Construction Company , Ltd.	6,000	13,484

Cosmetics & Toiletries - 0.93%
Hengan International Group Company, Ltd.,
GDR	7,000	24,134
Nu Skin Enterprises, Inc., Class A	3,000	54,060
Procter & Gamble Company	2,000	140,140

		218,334
Crude Petroleum & Natural Gas - 1.19%
Chesapeake Energy Corp.	1,275	58,841
CNOOC, Ltd.	25,000	36,766
EOG Resources, Inc.	200	24,000
Hess Corp.	1,000	88,180
Marathon Oil Corp.	200	9,120
Newfield Exploration Company *	500	26,425
Noble Energy, Inc.	100	7,280
Occidental Petroleum Corp.	300	21,951
Statoil ASA	250	7,500

		280,063
Domestic Oil - 0.08%
Suncor Energy, Inc.	200	19,331

Drugs & Health Care - 1.50%
AstraZeneca Group PLC	1,083	40,623
Eisai Company, Ltd.	2,200	75,748
Shionogi & Company, Ltd.	7,000	120,384
Wyeth	2,800	116,928

		353,683
Educational Services - 0.33%
INVESTools, Inc. *	7,200	79,128

Electrical Equipment - 0.63%
Fujikura, Ltd.	14,000	63,680
Yokogawa Electric Corp.	8,300	84,317

		147,997
Electrical Utilities - 0.05%
Beijing Datang Power Generation
Company, Ltd., Class H	10,000	5,387

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Huaneng Power International, Inc., Class H	8,000	$6,109

		11,496
Electronics - 1.54%
Belden, Inc.	1,700	60,044
Flextronics International, Ltd. *	9,400	88,266
Ibiden Company, Ltd.	1,400	55,527
Kingboard Laminates Holdings, Ltd. *	70,500	41,988
Safran SA	1,965	40,312
Samsung Electronics Company, Ltd., GDR (g)	250	78,062

		364,199
Energy - 0.35%
Covanta Holding Corp. *	1,400	38,500
Suntech Power Holdings Company, Ltd., ADR *	1,100	44,616

		83,116
Financial Services - 5.27%
Aberdeen Asset Management PLC	14,175	38,978
Capital One Financial Corp.	2,800	137,816
Citigroup, Inc.	2,900	62,118
Discover Financial Services	10,500	171,885
Federal Home Loan Mortgage Corp.	1,500	37,980
Federal National Mortgage Association	2,100	55,272
Goldman Sachs Group, Inc.	815	134,793
Infrastructure Development Finance
Company, Ltd. *	2,406	9,052
Invesco, Ltd.	6,100	148,596
Melco International Development	5,000	6,920
Morgan Stanley	1,330	60,781
State Street Corp.	755	59,645
UBS AG	4,625	133,200
UBS AG	400	11,647
Washington Mutual, Inc.	5,550	57,165
Western Union Company	5,500	116,985

		1,242,833
Food & Beverages - 1.26%
China Mengniu Dairy Company, Ltd.	5,000	14,603
Cosan SA Industria e Comercio	1,800	26,671
Dean Foods Company *	500	10,045
Hormel Foods Corp.	200	8,332
Pan Fish ASA *	32,000	18,824
People's Food Holdings, Ltd.	82,000	62,565
PepsiCo, Inc.	1,100	79,420
Perdigao SA *	400	9,164
Sysco Corp.	1,700	49,334
Tate & Lyle PLC	1,652	17,714

		296,672
Gas & Pipeline Utilities - 0.72%
BG Group PLC	1,212	28,084
Equitable Resources, Inc.	200	11,780
OAO Gazprom, SADR	2,000	101,918
Transocean, Inc. *	200	27,040

		168,822
Healthcare Products - 0.95%
Becton, Dickinson & Company	200	17,170
Fresenius Medical Care AG	305	15,349

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Medtronic, Inc.	2,900	$140,273
Shandong Weigao Group Medical Polymer
Company, Ltd. *	4,000	4,808
St. Jude Medical, Inc. *	700	30,233
Synthes AG	66	9,227
Zimmer Holdings, Inc. *	100	7,786

		224,846
Healthcare Services - 1.50%
Healthsouth Corp. *	8,200	145,878
Humana, Inc. *	350	15,701
McKesson Corp.	600	31,422
UnitedHealth Group, Inc.	3,350	115,106
WellPoint, Inc. *	1,040	45,895

		354,002
Holdings Companies/Conglomerates - 1.83%
Beijing Enterprises Holdings, Ltd.	5,500	21,421
General Electric Company	7,900	292,379
Mitsui & Company, Ltd.	1,000	20,521
SBI Holdings, Inc.	113	27,343
TUI AG *	2,705	69,439

		431,103
Homebuilders - 0.15%
Persimmon PLC	2,385	36,222

Household Products - 0.09%
Unilever NV	615	20,703

Industrial Machinery - 0.82%
AGCO Corp. *	400	23,952
Amada Company, Ltd.	9,000	68,903
CNH Global NV	200	10,406
Deere & Company	900	72,396
Valmont Industries, Inc.	200	17,578

		193,235
Insurance - 1.04%
Aetna, Inc.	550	23,149
American International Group, Inc.	1,290	55,793
China Insurance International Holdings
Company, Ltd. *	3,000	6,875
China Life Insurance Company, Ltd.	11,000	38,214
ING Groep NV, SADR	1,230	45,965
MBIA, Inc.	2,700	32,994
MGIC Investment Corp.	4,000	42,120

		245,110
International Oil - 1.85%
Canadian Natural Resources, Ltd.	200	13,692
Chevron Corp.	400	34,144
ConocoPhillips	300	22,863
EnCana Corp.	825	62,494
EnCana Corp.	200	15,237
Eni SpA	530	18,041
Exxon Mobil Corp.	1,725	145,900
Lukoil Oil Company, ADR	100	8,580
Nabors Industries, Ltd. *	100	3,377
PetroChina Company, Ltd., Class H	16,000	19,971

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Petroleo Brasileiro SA, ADR	200	$20,422
Royal Dutch Shell PLC, B Shares	479	16,136
Total SA	266	19,706
Weatherford International, Ltd. *	500	36,235

		436,798
Internet Content - 0.31%
CMGI, Inc. *	1,800	23,868
Google, Inc., Class A *	110	48,452

		72,320
Internet Retail - 0.15%
Rakuten, Inc.	57	34,326

Investment Companies - 0.07%
Canadian Oil Sands Trust, ADR	400	16,172

Leisure Time - 0.43%
DreamWorks Animation SKG, Inc., Class A *	1,700	43,826
Electronic Arts, Inc. *	1,160	57,907

		101,733
Manufacturing - 0.59%
Carlisle Companies, Inc.	3,000	100,320
China Resources Enterprises, Ltd.	12,000	38,939

		139,259
Metal & Metal Products - 1.55%
Alumina, Ltd.	7,716	39,495
Cameco Corp.	2,100	69,174
Companhia Vale Do Rio Doce, ADR *	1,400	48,496
Energy Resources of Australia, Ltd.	3,656	66,039
Eurasian Natural Resources Corp. *	2,205	43,105
Paladin Resources, Ltd. *	11,411	53,131
Uranium One, Inc. *	14,400	47,418

		366,858
Mining - 0.97%
Anglo Platinum, Ltd.	276	40,505
BHP Billiton, Ltd.	592	19,454
Freeport-McMoRan Copper & Gold, Inc.,
Class B	845	81,306
Gold Fields, Ltd., SADR	2,400	33,192
Jiangxi Copper Company, Ltd., Class H	4,000	7,680
Teck Cominco, Ltd.	800	32,804
Yanzhou Coal Mining Company, Ltd., Class H	10,000	14,090

		229,031
Office Furnishings & Supplies - 0.43%
Acco Brands Corp. *	3,500	47,495
Konica Minolta Holdings, Inc.	4,000	55,031

		102,526
Oil Comp-Explor&Prodtn - 0.04%
Aban Offshore, Ltd. *	129	9,862

Paper - 0.06%
Aracruz Celulose SA, SADR	200	13,652

Petroleum Services - 1.33%
Baker Hughes, Inc.	800	54,800
BP PLC	1,265	12,816
China Oilfield Services, Ltd., H Shares	2,000	3,316

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Halliburton Company	3,100	$121,923
Hercules Offshore, Inc. *	900	22,608
Schlumberger, Ltd.	975	84,825
Valero Energy Corp.	300	14,733

		315,021
Pharmaceuticals - 3.39%
Abbott Laboratories	1,150	63,422
Astellas Pharmaceuticals, Inc.	1,200	47,128
AstraZeneca PLC, SADR	700	26,593
Bristol-Myers Squibb Company	800	17,040
Daiichi Sankyo Company, Ltd.	1,700	50,433
Elan Corp. PLC, SADR *	7,000	146,020
Eli Lilly & Company	2,250	116,078
Gilead Sciences, Inc. *	800	41,224
Sanofi-Aventis SA	359	26,926
Sanofi-Aventis, ADR	2,600	97,604
Schering-Plough Corp.	8,800	126,808
Teva Pharmaceutical Industries, Ltd., SADR	400	18,476
Vertex Pharmaceuticals, Inc. *	900	21,501

		799,253
Real Estate - 0.38%
Hopson Development Holdings, Ltd., GDR	6,000	9,372
Kimco Realty Corp., REIT	800	31,336
Mitsubishi Estate Company, Ltd.	2,000	49,018

		89,726
Retail - 0.43%
Dufry Group	470	47,372
Lotte Shopping Company, Ltd.	33	10,040
Lotte Shopping Company, Ltd.	3,100	44,578

		101,990
Retail Grocery - 0.20%
Safeway, Inc.	400	11,740
SUPERVALU, Inc.	1,200	35,976

		47,716
Retail Trade - 2.23%
Don Quijote Company, Ltd. *	3,800	69,688
Genius Products, Inc. *	8,400	5,880
Home Depot, Inc.	1,500	41,955
Kohl's Corp. *	2,660	114,087
Limited Brands, Inc.	6,800	116,280
Lowe's Companies, Inc.	3,000	68,820
Walgreen Company	1,600	60,944
Wal-Mart Stores, Inc.	900	47,412

		525,066
Sanitary Services - 0.28%
Waste Management, Inc.	1,970	66,113

Semiconductors - 2.28%
Applied Materials, Inc.	4,460	87,015
Broadcom Corp., Class A *	2,000	38,540
Intel Corp.	4,850	102,723
Lam Research Corp. *	900	34,398
Marvell Technology Group, Ltd. *	5,900	64,192
Maxim Integrated Products, Inc.	8,000	163,120

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Wolfson Microelectronics PLC *	21,404	$48,232

		538,220
Software - 0.72%
Autodesk, Inc. *	400	12,592
Microsoft Corp.	5,530	156,941

		169,533
Steel - 0.55%
ArcelorMittal	400	32,720
Nucor Corp.	500	33,870
United States Steel Corp.	500	63,435

		130,025
Telecommunications Equipment &
Services - 1.63%
Alcatel-Lucent, SADR	14,100	81,216
China Telecom Corp., Ltd.	60,000	37,932
Comverse Technology, Inc. *	3,300	50,820
Fairpoint Communications, Inc.	1,900	17,138
QUALCOMM, Inc.	4,200	172,200
Sonus Networks, Inc. *	7,400	25,456

		384,762
Tobacco - 0.40%
Japan Tobacco, Inc.	19	95,047

Toys, Amusements & Sporting Goods - 0.33%
Mattel, Inc.	3,900	77,610

Transportation - 0.07%
Shun Tak Holdings, Ltd.	8,000	10,645
Viterra, Inc. *	500	7,058

		17,703
Travel Services - 0.09%
Ctrip.com International, Ltd., ADR	400	21,208

Trucking & Freight - 1.00%
All America Latina Logistica SA	1,100	11,096
FedEx Corp.	800	74,136
Singapore Post, Ltd.	41,000	34,405
United Parcel Service, Inc., Class B	1,600	116,832

		236,469

TOTAL COMMON STOCKS (Cost $14,296,413)		$13,068,995

U.S. TREASURY OBLIGATIONS - 9.46%

Treasury Inflation Protected
Securities (d) - 1.71%
2.00% due 01/15/2014	205,594	222,684
2.375% due 01/15/2017	162,211	181,042

		403,726
U.S. Treasury Bonds - 5.45%
6.25% due 08/15/2023	400,000	492,343
8.75% due 08/15/2020	425,000	624,086
5.25% due 11/15/2028	150,000	168,809

		1,285,238

Core Allocation Plus Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 2.30%
4.50% due 11/30/2011		$500,000	$542,735

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,154,056)			$2,231,699

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.43%

Federal National Mortgage
Association - 6.43%
5.00% TBA **		500,000	494,844
5.50% TBA **		500,000	504,688
6.50% TBA **		500,000	517,812

			1,517,344

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,487,578)			$1,517,344

FOREIGN GOVERNMENT OBLIGATIONS - 0.21%

Brazil - 0.21%
Federative Republic of Brazil
6.00% due 11/15/2009	BRL	50,000	48,290

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $47,147)			$48,290

CORPORATE BONDS - 10.02%

Agriculture - 0.22%
Cargill, Inc.
5.60% due 09/15/2012 (g)		$50,000	51,242

Air Travel - 0.21%
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018		50,524	48,629

Automobiles - 0.24%
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031		50,000	57,156

Banking - 0.43%
Bank of America Corp.
5.75% due 12/01/2017		50,000	51,742
Wachovia Corp.
5.75% due 06/15/2017		50,000	48,530

			100,272
Broadcasting - 0.46%
Comcast Cable Communications
8.50% due 05/01/2027		50,000	58,571
Viacom, Inc.
5.75% due 04/30/2011		50,000	50,532

			109,103

Cable & Television - 0.63%
COX Communications, Inc.
6.45% due 12/01/2036		50,000	48,226
Time Warner Cable, Inc.
5.85% due 05/01/2017		50,000	47,861
Time Warner, Inc.
7.625% due 04/15/2031		50,000	52,295

			148,382

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications - 0.23%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	$50,000	$54,386

Chemicals - 0.21%
Cytec Industries, Inc.
6.00% due 10/01/2015	50,000	49,522

Electrical Utilities - 0.55%
CenterPoint Energy Transition Bond Co LLC,
Series A-4
5.17% due 08/01/2019	26,000	26,064
CenterPoint Energy Transition Bond Company,
LLC, Series A-2
4.97% due 08/01/2014	50,000	51,810
Union Electric Company
6.40% due 06/15/2017	50,000	52,547

		130,421

Energy - 0.22%
Midamerican Energy Company, Series MTN
5.125% due 01/15/2013	50,000	51,637

Financial Services - 2.71%
Bear Stearns Companies, Inc.
6.40% due 10/02/2017	15,000	14,811
CIT Group, Inc.
7.625% due 11/30/2012	25,000	20,778
Citigroup, Inc.
5.50% due 08/27/2012	50,000	50,284
6.875% due 03/05/2038	50,000	49,898
Countrywide Home Loan
4.00% due 03/22/2011	25,000	22,296
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	70,000	69,896
6.75% due 10/01/2037	40,000	37,213
International Lease Finance Corp.
5.625% due 09/15/2010	50,000	50,397
JP Morgan Chase & Company
5.375% due 10/01/2012	50,000	51,917
6.00% due 01/15/2018	50,000	52,141
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013	15,000	14,586
6.20% due 09/26/2014	50,000	49,316
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	15,000	14,758
6.40% due 08/28/2017	50,000	49,340
Morgan Stanley Dean Witter
6.60% due 04/01/2012	50,000	51,839
The Bear Stearns Companies, Inc.
5.35% due 02/01/2012	15,000	14,426
Wells Fargo & Company
4.375% due 01/31/2013	25,000	24,872

		638,768

Food & Beverages - 0.25%
General Mills, Inc.
5.20% due 03/17/2015	5,000	5,014
SABMiller PLC
6.50% due 07/01/2016 (g)	50,000	54,204

		59,218

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Services - 0.10%
UnitedHealth Group, Inc.
6.00% due 02/15/2018	$25,000	$24,488

Insurance - 0.54%
ACE Capital Trust II
9.70% due 04/01/2030	50,000	56,019
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	50,000	55,034
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	15,000	14,977

		126,030

Liquor - 0.30%
Cia Brasileira de Bebidas
10.50% due 12/15/2011	60,000	71,700

Manufacturing - 0.30%
General Electric Company
5.25% due 12/06/2017	70,000	69,903

Newspapers - 0.05%
News America Holdings, Inc.
9.25% due 02/01/2013	10,000	11,604

Pharmaceuticals - 0.31%
AmerisourceBergen Corp.
5.875% due 09/15/2015	75,000	73,648

Real Estate - 0.50%
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	30,000	26,762
Liberty Property LP, REIT
7.25% due 03/15/2011	30,000	31,558
Realty Income Corp., REIT
6.75% due 08/15/2019	30,000	28,449
United Dominion Realty Trust, Inc., REIT
6.05% due 06/01/2013	30,000	30,137

		116,906
Rental Auto/Equipment - 0.30%
Erac USA Finance Company
5.80% due 10/15/2012 (g)	75,000	71,480

Retail - 0.22%
CVS Caremark Corp.
6.125% due 08/15/2016	50,000	52,137

Telephone - 0.82%
AT&T, Inc.
5.50% due 02/01/2018	25,000	24,479
6.30% due 01/15/2038	25,000	24,173
Sprint Capital Corp.
7.625% due 01/30/2011	50,000	46,250
Telecom Italia Capital SA
6.20% due 07/18/2011	50,000	49,602
Verizon Communications, Inc.
5.55% due 02/15/2016	50,000	49,745

		194,249
Television - 0.22%
CBS Corp.
7.70% due 07/30/2010	50,000	52,619

TOTAL CORPORATE BONDS (Cost $2,415,544)		$2,363,500

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.96%
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.181% due 09/10/2047 (b)	$100,000	$99,489
Bear Stearns Commercial Mortgage Securities,
Series 2004-T16, Class A6
4.75% due 02/13/2046 (b)	75,000	73,277
Greenwich Capital Commercial Funding Corp,
Series 2004-GG1, Class A7
5.317% due 06/10/2036 (b)	70,000	69,802
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8831% due 06/15/2038 (b)	25,000	25,472
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6584% due 05/12/2039 (b)	100,000	100,667
Morgan Stanley Capital I, Inc., Series 2005-T17,
Class A5
4.78% due 12/13/2041 (b)	85,000	83,073
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.162% due 10/12/2052 (b)	100,000	97,496
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	53,260	54,875
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	27,145	27,202
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	70,000	67,453

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $712,127)		$698,806

ASSET BACKED SECURITIES - 2.27%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.35% due 03/15/2011	75,000	75,069
Capital Auto Receivables Asset Trust,
Series 2006-2, Class A3A
4.98% due 05/15/2011	25,000	25,284
Chase Issuance Trust, Series 2005-A4, Class A4
4.23% due 01/15/2013	64,000	65,049
Chase Manhattan Auto Owner Trust, Series
2005-B, Class A3
4.84% due 07/15/2009	29,282	29,376
Honda Auto Receivables Owner Trust, Series
2005-2, Class A4
4.15% due 10/15/2010	67,098	67,352
Hyundai Auto Receivables Trust, Series 2007-A,
Class A2B
3.1675% due 01/15/2010 (b)	100,000	99,831
MBNA Credit Card Master Note Trust, Series
2003-A11, Class A11
3.65% due 03/15/2011	40,000	40,093
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	75,000	79,146
USAA Auto Owner Trust, Series 2006-4, Class A4
4.98% due 10/15/2012	54,000	55,316

TOTAL ASSET BACKED SECURITIES
(Cost $528,586)		$536,516

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 2.76%

Investment Companies - 2.76%
iShares MSCI Emerging Markets Index Fund	4,850	$651,743

TOTAL INVESTMENT COMPANIES (Cost $700,030)		$651,743

REPURCHASE AGREEMENTS - 16.21%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$3,823,170 on 04/01/2008,
collateralized by $3,610,000
Federal Farm Credit Bank, 5.21%
due 12/19/2022 (valued at
$3,902,121, including interest)	$3,823,000	$3,823,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,823,000)		$3,823,000

Total Investments (Core Allocation Plus Trust)
(Cost $26,164,481) - 105.72%		$24,939,893
Liabilities in Excess of Other Assets - (5.72)%		(1,348,838)

TOTAL NET ASSETS - 100.00%		$23,591,055

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 9.87%

U.S. Treasury Bonds - 4.36%
4.75% due 02/15/2037	$3,466,000	$3,727,846
5.00% due 05/15/2037	479,000	535,844
5.375% due 02/15/2031	391,000	452,216
6.25% due 08/15/2023 to 05/15/2030	5,246,000	6,498,438
8.875% due 02/15/2019	965,000	1,402,869

		12,617,213
U.S. Treasury Notes - 5.30%
2.00% due 02/28/2010	406,000	408,823
2.75% due 02/28/2013	2,236,000	2,266,745
3.125% due 11/30/2009	39,000	39,948
3.25% due 12/31/2009	213,000	218,874
3.50% due 02/15/2018	4,203,000	4,227,297
3.625% due 10/31/2009 to 05/15/2013	550,000	571,175
4.25% due 11/15/2017	6,855,000	7,313,963
4.50% due 05/15/2010	257,000	272,701
4.625% due 07/31/2009	8,000	8,324

		15,327,850

U.S. Treasury Strips - 0.21%
zero coupon due 11/15/2027	1,459,000	600,009

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,794,668)		$28,545,072

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.74%

Federal Home Loan Bank - 0.74%
5.46% due 11/27/2015	2,119,478	2,157,420

Federal Home Loan Mortgage Corp. - 9.34%
3.57% due 06/15/2029	38,007	37,971
3.90% due 01/15/2023	693,200	695,388

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
4.50% due 05/01/2018 to 08/01/2020	$3,721,719	$3,718,566
5.00% due 10/01/2014	521,682	536,062
5.50% due 01/01/2017 to 10/01/2030	7,976,227	8,165,981
5.528% due 06/01/2037 (b)	749,324	762,952
5.744% due 05/01/2037	533,764	543,554
5.841% due 04/01/2036 (b)	501,387	513,038
5.852% due 12/01/2036 (b)	378,544	386,162
5.865% due 05/01/2037 (b)	285,172	289,024
5.885% due 01/01/2037 (b)	777,525	790,819
5.911% due 04/01/2037 (b)	231,341	235,348
5.922% due 04/01/2037 (b)	877,604	893,191
5.925% due 06/01/2037 (b)	393,457	404,584
5.987% due 10/01/2037 (b)	1,221,376	1,251,447
6.00% due 08/01/2016 to 05/01/2020	427,657	440,762
6.00% TBA **	2,958,000	3,043,967
6.015% due 04/01/2037 (b)	687,120	701,911
6.146% due 09/01/2037 (b)	731,657	752,849
6.226% due 05/01/2037 (b)	145,267	149,277
6.30% due 04/01/2037 (b)	406,019	418,968
6.399% due 06/01/2036 (b)	115,882	119,645
6.411% due 04/01/2037 to 10/01/2037 (b)	411,369	424,314
6.429% due 11/01/2037 (b)	438,071	449,485
6.573% due 11/01/2036 (b)	579,074	599,079
6.677% due 11/01/2036 (b)	679,203	701,520

		27,025,864

Federal National Mortgage
Association - 35.64%
4.00% due 05/01/2034	1,826,462	1,724,602
4.50% due 06/01/2013 to 10/01/2018	2,520,077	2,528,194
5.00% due 10/01/2018 to 03/01/2038	11,516,029	11,591,506
5.00% TBA **	14,906,000	14,949,764
5.50% due 01/01/2017 to 07/01/2034	23,778,143	24,278,473
5.50% TBA **	23,699,000	24,065,096
5.675% due 09/01/2037 (b)	340,087	352,308
5.704% due 05/01/2037 (b)	889,525	908,113
5.713% due 04/01/2036	333,251	341,091
5.766% due 08/01/2037 (b)	513,597	522,102
5.775% due 05/01/2037 (b)	368,802	378,880
5.808% due 06/01/2037 (b)	541,324	556,792
5.878% due 02/01/2037 (b)	199,775	203,839
5.896% due 06/01/2037 (b)	1,304,725	1,340,889
5.922% due 04/01/2037 (b)	987,764	1,016,759
5.927% due 07/01/2037 (b)	494,645	507,703
5.937% due 10/01/2036 (b)	829,145	846,806
5.953% due 01/01/2037 (b)	942,302	968,744
5.977% due 04/01/2037 (b)	242,531	248,370
6.00% due 05/01/2021 to 11/01/2023	1,521,987	1,573,628
6.00% TBA **	113,000	116,284
6.02% due 04/01/2037 (b)	168,147	171,990
6.028% due 01/01/2037 (b)	231,400	236,989
6.05% due 08/01/2037 (b)	1,176,742	1,213,430
6.082% due 09/01/2036 (b)	292,849	300,164
6.09% due 09/01/2037 (b)	468,894	481,718
6.097% due 12/01/2036 (b)	402,313	412,968
6.106% due 11/01/2037 (b)	710,168	721,298
6.125% due 12/01/2036 (b)	196,124	201,563

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
6.284% due 09/01/2037 (b)	$730,916	$748,613
6.50% due 12/01/2037 to 01/01/2038	2,776,720	2,852,394
6.50% TBA **	5,366,000	5,549,509
7.00% due 11/01/2037 to 12/01/2037	1,107,204	1,163,136

		103,073,715

Government National Mortgage
Association - 6.02%
5.00% due 01/15/2018 to 01/15/2020	6,910,930	7,024,973
6.00% due 10/15/2033	975,868	1,011,208
6.50% due 12/15/2032	1,580,983	1,649,647
6.50% TBA **	7,426,000	7,718,399

		17,404,227

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $148,007,174)		$149,661,226

FOREIGN GOVERNMENT OBLIGATIONS - 1.24%

Brazil - 0.28%
Federative Republic of Brazil
6.00% due 01/17/2017	800,000	815,600

Canada - 0.29%
Province of Quebec Canada
5.125% due 11/14/2016	770,000	832,563

Italy - 0.08%
Republic of Italy
5.375% due 06/15/2033	207,000	217,030

Mexico - 0.29%
Government of Mexico
5.625% due 01/15/2017	265,000	278,515
5.875% due 01/15/2014	236,000	252,520
6.05% due 01/11/2040	322,000	321,195

		852,230

United Arab Emirates - 0.30%
Emirate of Abu Dhabi
5.50% due 08/02/2012	800,000	863,135

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,401,521)		$3,580,558

CORPORATE BONDS - 21.15%

Aerospace - 0.06%
Lockheed Martin Corp.
4.121% due 03/14/2013	175,000	175,251

Automobiles - 0.84%
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	1,290,000	1,359,774
8.50% due 01/18/2031	155,000	177,185
DaimlerChrysler NA Holding Corp., MTN
3.2175% due 03/13/2009 (b)	905,000	893,811

		2,430,770

Banking - 1.53%
Bank of America Corp.
5.375% due 06/15/2014	205,000	210,826

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Credit Suisse New York
5.75% due 02/15/2018	$790,000	$788,114
Export-Import Bank Of Korea
5.50% due 10/17/2012	930,000	953,657
HSBC Holdings PLC
6.50% due 09/15/2037	325,000	308,308
PNC Bank NA, Series BKNT
6.875% due 04/01/2018	120,000	122,036
PNC Funding Corp.
5.25% due 11/15/2015	451,000	425,530
US Bank NA, MTN
5.92% due 05/25/2012	1,311,633	1,362,170
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	360,000	256,500

		4,427,141

Broadcasting - 0.09%
Walt Disney Company
4.70% due 12/01/2012	250,000	256,614

Cable & Television - 0.92%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,568,000	1,741,783
Rogers Cable, Inc.
5.50% due 03/15/2014	140,000	132,123
Time Warner Cable, Inc.
5.85% due 05/01/2017	340,000	325,451
Time Warner Entertainment Company LP
8.375% due 07/15/2033	404,000	454,574

		2,653,931

Cellular Communications - 0.43%
America Movil SA de CV
6.125% due 11/15/2037	201,000	186,327
America Movil SAB de CV
6.375% due 03/01/2035	390,000	377,421
Rogers Wireless, Inc.
6.375% due 03/01/2014	695,000	689,066

		1,252,814

Commercial Services - 0.20%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033 (g)	550,000	565,061

Computers & Business Equipment - 0.35%
Hewlett-Packard Company
4.50% due 03/01/2013	331,000	335,796
5.50% due 03/01/2018	330,000	338,091
Xerox Corp.
5.50% due 05/15/2012	345,000	347,905

		1,021,792

Cosmetics & Toiletries - 0.13%
Estee Lauder Company, Inc.
5.55% due 05/15/2017	355,000	362,357

Crude Petroleum & Natural Gas - 1.24%
Husky Oil Company, Ltd.
7.55% due 11/15/2016	255,000	292,545
Petrobras International Finance Company
5.875% due 03/01/2018	915,000	880,729
6.125% due 10/06/2016	815,000	812,718

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (g)	$355,000	$323,934
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	135,000	131,967
Transocean, Inc.
6.00% due 03/15/2018	505,000	519,456
Weatherford International, Inc.
5.95% due 06/15/2012	270,000	281,453
6.35% due 06/15/2017	330,000	341,338

		3,584,140

Domestic Oil - 0.57%
Devon Financing Corp., ULC
6.875% due 09/30/2011	570,000	622,145
Marathon Oil Corp.
5.90% due 03/15/2018	530,000	532,755
6.00% due 10/01/2017	170,000	172,455
6.60% due 10/01/2037	337,000	334,832

		1,662,187

Drugs & Health Care - 0.46%
Wyeth
6.95% due 03/15/2011	1,237,000	1,337,105

Electrical Utilities - 2.90%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (g)	265,000	286,200
Carolina Power & Light Company
6.30% due 04/01/2038	175,000	179,473
CMS Energy Corp.
6.55% due 07/17/2017	290,000	280,581
Commonwealth Edison
6.15% due 09/15/2017	290,000	297,718
6.45% due 01/15/2038	330,000	318,016
DPL, Inc.
6.875% due 09/01/2011	770,000	821,725
Duke Energy Carolinas LLC
6.00% due 01/15/2038	495,000	493,378
Midamerican Energy Holdings Company
5.75% due 04/01/2018	545,000	550,360
Nevada Power Company, Series A
8.25% due 06/01/2011	560,000	604,601
Northern States Power
5.25% due 03/01/2018	265,000	269,494
Pacific Gas & Electric Company
6.35% due 02/15/2038	345,000	349,468
Progress Energy, Inc.
6.85% due 04/15/2012	240,000	259,686
Public Service Company of Colorado
7.875% due 10/01/2012	408,000	470,310
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038	650,000	651,473
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,883,000	1,941,782
Virginia Electric & Power Company
6.35% due 11/30/2037	195,000	199,381
Virginia Electric and Power Company
5.10% due 11/30/2012	410,000	426,005

		8,399,651

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services - 5.13%
Allied Capital Corp.
6.625% due 07/15/2011	$1,025,000	$1,075,607
American Express Company
8.15% due 03/19/2038	765,000	847,774
American General Finance Corp.
6.90% due 12/15/2017	198,000	193,500
Capital One Bank
4.875% due 05/15/2008	430,000	429,351
Capital One Financial Corp.
6.75% due 09/15/2017	170,000	161,257
Citigroup, Inc.
3.625% due 02/09/2009	460,000	458,797
6.875% due 03/05/2038	1,020,000	1,017,922
General Electric Capital Corp., MTN
5.25% due 10/19/2012	425,000	441,626
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	614,000	621,081
6.00% due 06/15/2012	277,000	295,337
General Electric Capital Corp., Series G, MTN
6.15% due 08/07/2037	251,000	250,636
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	870,000	579,507
Goldman Sachs Group, Inc.
5.95% due 01/18/2018	150,000	148,538
6.345% due 02/15/2034	290,000	251,110
6.75% due 10/01/2037	650,000	604,716
International Lease Finance Corp., MTN
3.3125% due 05/24/2010 (b)	290,000	274,502
5.65% due 06/01/2014	255,000	244,873
5.75% due 06/15/2011	515,000	518,188
JP Morgan Chase & Company
6.00% due 01/15/2018	260,000	271,134
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	485,000	505,478
Lazard Group
6.85% due 06/15/2017	675,000	632,087
Lazard Group, LLC
7.125% due 05/15/2015	890,000	865,676
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013	1,080,000	1,050,154
6.75% due 12/28/2017	505,000	485,464
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	335,000	329,593
Morgan Stanley
5.30% due 03/01/2013	405,000	403,639
5.375% due 10/15/2015	185,000	175,552
Morgan Stanley, MTN
5.95% due 12/28/2017	660,000	637,862
6.625% due 04/01/2018	1,060,000	1,060,373

		14,831,334

Food & Beverages - 0.81%
Kraft Foods, Inc.
6.125% due 02/01/2018	1,030,000	1,029,348
Kroger Company
5.00% due 04/15/2013	350,000	351,944
McDonald's Corp., MTN
5.35% due 03/01/2018	690,000	698,432

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
McDonald's Corp., MTN (continued)
6.30% due 03/01/2038	$255,000	$260,164

		2,339,888

Gas & Pipeline Utilities - 0.05%
El Paso Natural Gas Company
5.95% due 04/15/2017	160,000	156,936

Healthcare Products - 0.06%
Bristol-Myers Squibb Company
5.875% due 11/15/2036	185,000	178,899

Healthcare Services - 0.50%
Aetna, Inc.
6.75% due 12/15/2037	325,000	309,738
Coventry Health Care, Inc.
5.95% due 03/15/2017	500,000	472,470
UnitedHealth Group, Inc.
6.875% due 02/15/2038	340,000	324,854
WellPoint, Inc.
5.875% due 06/15/2017	335,000	327,875

		1,434,937

Hotels & Restaurants - 0.14%
Yum! Brands, Inc.
6.875% due 11/15/2037	420,000	401,831

Industrial Machinery - 0.06%
Weatherford International, Ltd.
7.00% due 03/15/2038	170,000	172,575

Insurance - 0.48%
ACE INA Holdings, Inc.
5.70% due 02/15/2017	215,000	214,057
6.70% due 05/15/2036	95,000	92,074
American International Group, Inc.
4.70% due 10/01/2010	100,000	100,323
Hartford Financial Services Group, Inc.
6.30% due 03/15/2018	520,000	520,987
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	416,000	394,081
Prudential Financial, Inc., MTN
5.70% due 12/14/2036	90,000	76,670

		1,398,192

International Oil - 0.19%
Husky Energy, Inc.
6.80% due 09/15/2037	165,000	167,677
Pemex Project Funding Master Trust
6.625% due 06/15/2035	170,000	175,929
6.625% due 06/15/2035 (g)	205,000	212,150

		555,756

Liquor - 0.24%
Diageo Capital PLC
5.20% due 01/30/2013	505,000	522,446
5.75% due 10/23/2017	165,000	168,983

		691,429

Manufacturing - 0.20%
Tyco International Group SA
6.375% due 10/15/2011	461,000	459,381

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Manufacturing (continued)
Tyco International Group SA (continued)
6.875% due 01/15/2029	$133,000	$130,036

		589,417

Pharmaceuticals - 0.38%
Abbott Laboratories
5.60% due 11/30/2017	255,000	266,781
AstraZeneca PLC
5.40% due 09/15/2012	430,000	453,627
Schering-Plough Corp.
6.55% due 09/15/2037	380,000	365,955

		1,086,363

Pipelines - 0.17%
Kinder Morgan Energy Partners LP
5.95% due 02/15/2018	493,000	488,248

Real Estate - 0.48%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	89,000	83,115
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	590,000	526,319
ProLogis, REIT
5.25% due 11/15/2010	115,000	116,097
5.50% due 04/01/2012	335,000	335,825
Westfield Group
5.40% due 10/01/2012 (g)	324,000	315,224

		1,376,580

Retail Trade - 0.61%
Delhaize Group
6.50% due 06/15/2017	305,000	314,975
Nordstrom, Inc.
7.00% due 01/15/2038	650,000	643,379
Target Corp.
7.00% due 01/15/2038	330,000	339,193
Wal-Mart Stores, Inc.
6.50% due 08/15/2037	432,000	453,606

		1,751,153

Telecommunications Equipment &
Services - 0.68%
Corning, Inc.
7.25% due 08/15/2036	150,000	161,805
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	170,000	203,930
France Telecom SA
7.75% due 03/01/2011	510,000	553,014
SBC Communications, Inc.
5.10% due 09/15/2014	1,045,000	1,038,176

		1,956,925

Telephone - 0.97%
British Telecommunications PLC
5.95% due 01/15/2018	597,000	578,461
Qwest Corp.
7.50% due 10/01/2014	700,000	682,500
Telefonica Emisiones SAU
5.984% due 06/20/2011	740,000	762,014
Verizon Communications, Inc.
5.50% due 02/15/2018	510,000	496,722

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Verizon Communications, Inc. (continued)
6.40% due 02/15/2038	$300,000	$292,072

		2,811,769

Transportation - 0.12%
Burlington Northern Santa Fe Corp.
5.75% due 03/15/2018	360,000	361,067

Utility Service - 0.16%
Pacificorp
6.25% due 10/15/2037	455,000	459,720

TOTAL CORPORATE BONDS (Cost $61,618,889)		$61,171,833

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.83%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	485,000	472,780
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	530,000	541,855
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	141,593
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	316,000	307,757
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	858,000	839,516
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	77,000	74,687
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.181% due 09/10/2047 (b)	389,000	387,012
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,140,000	1,178,955
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (g)	868,000	892,624
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	87,000	85,656
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	309,347
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	916,000	929,455
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A4
4.982% due 05/10/2043 (b)	457,000	449,947
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
2.6688% due 07/25/2036 (b)	488,739	452,736
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	336,000	346,577

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	$204,220	$209,706
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	386,191	388,437
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	368,000	380,673
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,264,000	1,262,403
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	208,000	205,419
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	680,000	667,122
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	179,000	174,903
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2
5.416% due 05/15/2036 (b)	290,000	293,478
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	158,000	152,466
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	446,718	457,985
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	390,216	404,324
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	321,521	327,559
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	894,640	914,929
Federal Home Loan Mortgage Corp.
REMICS, Series 2006-3098, Class PB
5.00% due 07/15/2025	385,037	391,393
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	688,000	710,185
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	523,000	532,449
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	634,768	646,331
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	385,000	399,603
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	655,399	676,607
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	331,000	336,257

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	$41,784	$41,735
Federal Home Loan Mortgage Corp.,
Series 2003-2632, Class NE
4.00% due 06/15/2013	924,904	930,116
Federal Home Loan Mortgage Corp.,
Series 2003-2645, Class MK
3.50% due 07/15/2022	19,481	19,467
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	244,074	245,713
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	722,000	728,083
Federal Home Loan Mortgage Corp.,
Series 2003-2725, Class PC
4.50% due 05/15/2028	220,000	222,851
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	136,078	135,569
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	414,000	388,723
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	19,663	19,778
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	237,316	243,042
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	436,318	438,424
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	907,662	927,360
Federal Home Loan Mortgage Corp.,
Series 2005-3034, Class EH
5.50% due 12/15/2034	661,315	684,549
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	346,500	359,771
Federal Home Loan Mortgage Corp.,
Series 2005-3062, Class LC
5.50% due 11/15/2028	371,000	381,647
Federal Home Loan Mortgage Corp.,
Series 2005-3075, Class PA
5.50% due 07/15/2025	222,111	226,106
Federal Home Loan Mortgage Corp.,
Series 2005-3078, Class PA
5.50% due 07/15/2024	292,024	297,186
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	597,000	598,303
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PC
5.00% due 06/15/2031	645,000	658,161
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	160,000	166,170

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class PA
5.50% due 02/15/2027	$47,545	$48,815
Federal Home Loan Mortgage Corp.,
Series 2006-3205, Class PC
6.00% due 09/15/2032	659,000	688,742
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	276,769
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PA
5.50% due 02/15/2023	420,274	430,053
Federal Home Loan Mortgage Corp.,
Series 2007-3288, Class PA
5.50% due 05/15/2029	859,926	885,158
Federal Home Loan Mortgage Corp.,
Series 2007-3289, Class PB
5.00% due 11/15/2029	412,000	417,005
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	303,000	287,738
Federal Home Loan Mortgage Corp.,
Series 2007-3312, Class AP
5.50% due 11/15/2025	331,549	339,143
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	981,548	992,926
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class PB
5.50% due 03/15/2031	183,000	188,250
Federal Home Loan Mortgage Corp.,
Series 2007-3325, Class JL
5.50% due 06/15/2037	1,689,789	1,744,583
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PA
5.00% due 06/15/2028	579,328	592,644
Federal Home Loan Mortgage Corp.,
Series 2007-3351, Class PK
5.50% due 01/15/2032	1,346,000	1,382,366
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	351,000	340,685
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	501	500
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	362,000	353,148
Federal National Mortgage Association,
Series 2003-113, Class PN
3.50% due 02/25/2013	553,646	553,311
Federal National Mortgage Association,
Series 2003-123, Class AB
4.00% due 10/25/2016	563,228	566,539
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	173,705	174,528
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	237,709	239,713

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	$338,000	$347,357
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	395,135	393,810
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017	424,298	426,320
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016	388,350	392,353
Federal National Mortgage Association,
Series 2003-92, Class PC
4.50% due 05/25/2015	600,000	607,071
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	234,137	234,026
Federal National Mortgage Association,
Series 2004-4, Class CA
4.00% due 09/25/2017	349,345	351,016
Federal National Mortgage Association,
Series 2004-6, Class CA
4.00% due 06/25/2017	317,883	319,403
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	288,454	295,670
Federal National Mortgage Association,
Series 2004-81, Class AG
4.00% due 03/25/2018	440,486	442,576
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	281,372	289,296
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	17,658	17,662
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	255,571	265,431
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	331,335	338,260
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	352,397	360,364
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	361,124	366,590
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	115,541	118,214
Federal National Mortgage Association,
Series 2006-64, Class PA
5.50% due 02/25/2030	234,114	239,951
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	415,000	401,709
Federal National Mortgage Association,
Series 2007-27, Class KA
5.75% due 09/25/2033	253,893	261,286

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	$620,309	$620,146
Federal National Mortgage Association,
Series 2007-3326, Class PC
5.50% due 08/15/2032	304,000	311,624
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,201,233	1,202,365
Federal National Mortgage Association,
Series 2007-62, Class PA
6.00% due 03/25/2029	29	30
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	272,012	283,726
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class A2
7.39% due 12/15/2031	41,055	42,208
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	183,024
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	188,019	190,155
GE Capital Commercial Mortgage Corp.,
Series 2004-C1, Class A3
4.596% due 11/10/2038	599,000	581,260
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	101,381	100,303
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	1,469,088	1,519,346
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C2, Class A2
7.455% due 08/16/2033 (b)	1,025,997	1,064,645
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	753,000	778,939
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	528,000	521,736
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	948,000	932,869
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	103,680	104,531
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	243,463
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	157,601	158,074
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	401,000	401,951
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB15, Class ASB
5.79% due 06/12/2043 (b)	290,000	286,014

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class ASB
5.8753% due 04/15/2045 (b)	$273,000	$269,002
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2001-C1, Class A3
5.857% due 10/12/2035	337,000	342,642
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	751,000	745,030
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	150,000	149,409
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2003-CB7, Class A4
4.879% due 01/12/2038 (b)	152,000	148,496
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	488,989	483,412
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	232,000	225,922
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	89,683	89,109
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class ASB
5.523% due 05/12/2045	372,000	367,183
JP Morgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	279,809	288,352
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	647,000	657,521
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	176,543	175,642
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	501,000	495,549
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	340,000	333,275
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	481,000	466,028
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.1999% due 11/14/2042 (b)	926,000	897,353
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	390,249	402,082
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	364,177	376,270
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	25,000	25,803
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	200,402	201,886

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
2.7088% due 02/25/2047 (b)	$158,946	$146,172
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	355,750	351,911
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	137,000	140,223
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	349,967
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,087,000	1,074,342
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	138,000	129,887
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	1,164,000	1,165,661
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	184,737
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	934,000	918,936
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,088,000	1,063,812
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	278,000	268,226
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	943,000	931,841
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.2096% due 10/15/2044 (b)	435,000	436,777
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	570,000	579,696

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $64,949,288)		$66,035,024

ASSET BACKED SECURITIES - 7.74%
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	3,986,000	3,985,857
American Express Issuance Trust,
Series 2007-2, Class A
3.0675% due 07/15/2013	1,497,000	1,444,310
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.27% due 11/08/2011 (b)	538,000	547,321
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.59% due 11/17/2014	153,000	160,497
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A3A
5.00% due 04/15/2011	390,000	393,246

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Auto Receivables Asset Trust,
Series 2007-4A, Class A4
5.30% due 05/15/2014	$427,000	$433,842
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.75% due 07/15/2020	806,000	809,160
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.65% due 09/20/2019	719,000	719,457
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.35% due 02/07/2020	1,815,000	1,740,982
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	280,000	274,121
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	306,000	300,769
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
2.6388% due 12/25/2036 (b)	351,925	330,679
CNH Equipment Trust, Series 2004-A, Class A4A
2.9275% due 09/15/2011 (b)	251,188	251,131
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	189,000	198,391
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	510,782	498,231
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
2.6988% due 05/25/2047 (b)	170,622	160,691
Daimler Chrysler Auto Trust,
Series 2006-D, Class A4
4.94% due 08/02/2012	302,000	308,748
Daimler Chrysler Auto Trust,
Series 2007-A, Class A4
5.28% due 03/08/2013	653,000	669,137
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020	2,036,000	2,080,590
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	480,000	417,448
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A
5.15% due 11/15/2011	376,000	384,601
Ford Credit Auto Owner Trust,
Series 2007-B, Class A4A
5.24% due 07/15/2012	100,000	105,885
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (g)	477,181	480,795
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	424,000	424,861
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/15/2012	158,000	160,006

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Hyundai Auto Receivables Trust,
Series 2007-A, Class A4
5.21% due 03/17/2014	$598,000	$604,973
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	17,251	17,199
MBNA Credit Card Master Note Trust,
Series 2003-A7, Class A7
2.65% due 11/15/2010	371,000	370,732
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
2.6688% due 12/25/2035 (b)	10,614	10,554
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
2.6388% due 01/25/2037 (b)	163,625	157,002
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
2.6488% due 12/25/2036 (b)	146,103	140,138
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4
5.16% due 03/17/2014	1,390,000	1,423,219
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-1, Class AF1
5.424% due 12/25/2036	56,465	55,684
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	174,930	176,957
SLM Student Loan Trust, Series 2005-7, Class A3
4.41% due 07/25/2025 (b)	483,000	478,170
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	234,249	230,877
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	159,000	155,703
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	985	986
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
2.8675% due 06/15/2015 (b)(g)	580,000	537,134
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	19,014	19,067
World Omni Auto Receivables Trust,
Series 2007-B, Class A3A
5.28% due 01/17/2012	298,000	303,193
World Omni Auto Receivables Trust,
Series 2007-B, Class A4
5.39% due 05/15/2013	418,000	425,063

TOTAL ASSET BACKED SECURITIES
(Cost $22,470,406)		$22,387,407

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.94%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$5,605,249 on 04/01/2008,
collateralized by $5,670,000
Federal National Mortgage
Association, 5.57% due
06/30/2028 (valued at $5,719,613,
including interest)	$5,605,000	$5,605,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,605,000)		$5,605,000

SHORT TERM INVESTMENTS - 1.47%
UBS Finance Delaware LLC
zero coupon due 04/01/2008	$4,242,000	$4,242,000

TOTAL SHORT TERM INVESTMENTS
(Cost $4,242,000)		$4,242,000

Total Investments (Core Bond Trust)
(Cost $338,088,946) - 117.98%		$341,228,120
Liabilities in Excess of Other Assets - (17.98)%		(52,008,312)

TOTAL NET ASSETS - 100.00%		$289,219,808

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
5.00%, TBA **	$10,927,000	$10,934,110
5.50%, TBA **	8,225,000	$8,311,468

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $19,258,664)		$19,245,578

Total Securities Sold Short (Core Bond Trust)
(Proceeds $19,258,664)		$19,245,578

Core Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.44%

Banking - 0.97%
Wachovia Corp.	224,000	$6,048,000

Biotechnology - 1.72%
Amgen, Inc. *	256,842	10,730,859

Cable & Television - 2.68%
Time Warner, Inc.	1,188,200	16,658,564

Computers & Business Equipment - 8.08%
Cisco Systems, Inc. *	569,500	13,719,255
Hewlett-Packard Company	425,600	19,432,896
International Business Machines Corp.	148,700	17,121,318

		50,273,469

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 6.34%
AES Corp. *	2,364,700	$39,419,549

Financial Services - 17.88%
Capital One Financial Corp.	253,500	12,477,270
Citigroup, Inc.	893,450	19,137,699
Countrywide Financial Corp.	1,463,600	8,049,800
Federal Home Loan Mortgage Corp.	855,300	21,656,196
Goldman Sachs Group, Inc.	25,000	4,134,750
JP Morgan Chase & Company	728,500	31,289,075
Merrill Lynch & Company, Inc.	282,100	11,492,754
Visa, Inc. *	48,400	3,018,224

		111,255,768
Healthcare Services - 4.24%
UnitedHealth Group, Inc.	768,600	26,409,096

Holdings Companies/Conglomerates - 3.96%
General Electric Company	665,100	24,615,351

Homebuilders - 2.53%
Beazer Homes USA, Inc.	71,900	679,455
Centex Corp.	246,890	5,977,207
Pulte Homes, Inc.	428,100	6,228,855
Ryland Group, Inc.	86,475	2,844,163

		15,729,680
Insurance - 7.92%
Aetna, Inc.	692,100	29,130,489
American International Group, Inc.	465,500	20,132,875

		49,263,364
Internet Content - 7.92%
Google, Inc., Class A *	43,400	19,116,398
Yahoo!, Inc. *	1,041,800	30,139,274

		49,255,672
Internet Retail - 11.14%
Amazon.com, Inc. *	483,700	34,487,810
eBay, Inc. *	866,800	25,865,312
Expedia, Inc. *	408,716	8,946,793

		69,299,915
Leisure Time - 2.18%
Electronic Arts, Inc. *	271,700	13,563,264

Photography - 2.98%
Eastman Kodak Company	1,047,800	18,514,626

Retail Trade - 5.57%
J.C. Penney Company, Inc.	262,500	9,898,875
Sears Holdings Corp. *	242,500	24,756,825

		34,655,700
Semiconductors - 1.83%
Texas Instruments, Inc.	403,600	11,409,772

Software - 1.87%
CA, Inc.	515,825	11,606,062

Steel - 0.54%
Nucor Corp.	49,200	3,332,808

Telephone - 4.09%
Qwest Communications International, Inc.	3,696,800	16,746,504

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Sprint Nextel Corp.	1,298,700	$8,688,303

		25,434,807

TOTAL COMMON STOCKS (Cost $695,698,633)		$587,476,326

REPURCHASE AGREEMENTS - 5.88%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$36,606,627 on 04/01/2008,
collateralized by $37,045,000
Federal National Mortgage
Association, 5.225% due
01/27/2023 (valued at
$37,339,137, including interest)	$36,605,000	$36,605,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,605,000)		$36,605,000

Total Investments (Core Equity Trust)
(Cost $732,303,633) - 100.32%		$624,081,326
Liabilities in Excess of Other Assets - (0.32)%		(2,005,987)

TOTAL NET ASSETS - 100.00%		$622,075,339

Dynamic Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.01%

Advertising - 1.48%
Focus Media Holding, Ltd., ADR * (a)	41,800	$1,469,270

Aerospace - 1.43%
Teledyne Technologies, Inc. *	30,100	1,414,700

Agriculture - 1.12%
Bunge, Ltd. (a)	12,800	1,112,064

Apparel & Textiles - 0.55%
Liz Claiborne, Inc.	30,200	548,130

Auto Parts - 0.86%
LKQ Corp. *	37,900	851,613

Automobiles - 1.08%
PACCAR, Inc.	23,800	1,071,000

Banking - 1.56%
Huntington BancShares, Inc.	32,600	350,450
Julius Baer Holding AG	16,200	1,195,796

		1,546,246
Biotechnology - 3.26%
Cephalon, Inc. *	24,600	1,584,240
Charles River Laboratories International, Inc. *	27,900	1,644,426

		3,228,666
Business Services - 3.66%
DST Systems, Inc. *	13,100	861,194
Global Payments, Inc.	14,800	612,128
Iron Mountain, Inc. *	24,500	647,780
Net 1 UEPS Technologies, Inc. *	44,600	1,005,730

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Dynamic Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Sotheby's	17,500	$505,925

		3,632,757
Chemicals - 2.73%
FMC Corp.	18,100	1,004,369
Kingboard Chemical Holdings, Ltd.	232,500	828,500
Terra Industries, Inc. *	24,700	877,591

		2,710,460
Coal - 3.40%
Arch Coal, Inc.	38,600	1,679,100
CONSOL Energy, Inc.	24,500	1,695,155

		3,374,255
Computer Services - 1.16%
NetApp, Inc. *	57,200	1,146,860

Containers & Glass - 3.46%
Owens-Illinois, Inc. *	18,690	1,054,677
Rexam PLC	135,927	1,151,117
Sealed Air Corp.	48,400	1,222,100

		3,427,894
Crude Petroleum & Natural Gas - 6.01%
Chesapeake Energy Corp.	44,000	2,030,600
EOG Resources, Inc.	12,900	1,548,000
Forest Oil Corp. *	22,200	1,086,912
Ultra Petroleum Corp. *	16,700	1,294,250

		5,959,762
Drugs & Health Care - 1.48%
Shionogi & Company, Ltd.	72,000	1,238,239
Zymogenetics, Inc. * (a)	23,300	228,340

		1,466,579
Educational Services - 1.03%
Apollo Group, Inc., Class A *	23,700	1,023,840

Electrical Equipment - 1.85%
FLIR Systems, Inc. *	60,900	1,832,481

Electronics - 0.95%
Safran SA	46,092	945,578

Energy - 1.29%
Covanta Holding Corp. *	46,400	1,276,000

Financial Services - 5.50%
Interactive Data Corp.	46,100	1,312,467
Invesco, Ltd.	51,600	1,256,976
MF Global, Ltd. *	56,900	563,879
Washington Mutual, Inc.	41,600	428,480
Western Union Company	88,970	1,892,392

		5,454,194
Food & Beverages - 0.93%
Hansen Natural Corp. *	26,100	921,330

Healthcare Products - 5.54%
Hologic, Inc. *	17,500	973,000
Mindray Medical International, Ltd., ADR	33,300	963,702
St. Jude Medical, Inc. *	36,000	1,554,840
The Medicines Company *	20,900	422,180

Dynamic Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Zimmer Holdings, Inc. *	20,300	$1,580,558

		5,494,280
Healthcare Services - 2.70%
Coventry Health Care, Inc. *	25,300	1,020,855
McKesson Corp.	31,700	1,660,129

		2,680,984
Household Products - 1.97%
Jarden Corp. *	73,000	1,587,020
Newell Rubbermaid, Inc.	16,000	365,920

		1,952,940
Industrial Machinery - 4.00%
Cummins, Inc.	32,900	1,540,378
Flowserve Corp.	9,300	970,734
Pall Corp.	41,500	1,455,405

		3,966,517
Internet Service Provider - 1.14%
Equinix, Inc. *	17,000	1,130,330

Internet Software - 3.22%
McAfee, Inc. *	49,200	1,628,028
VeriSign, Inc. *	47,000	1,562,280

		3,190,308
Leisure Time - 1.16%
DreamWorks Animation SKG, Inc., Class A *	44,700	1,152,366

Life Sciences - 1.12%
Pharmaceutical Product Development, Inc.	26,500	1,110,350

Manufacturing - 2.74%
Mine Safety Appliances Company (a)	32,300	1,330,437
Snap-on, Inc.	27,300	1,388,205

		2,718,642
Metal & Metal Products - 1.38%
Cameco Corp. (a)	41,500	1,367,010

Mining - 2.07%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	10,160	977,595
Kinross Gold Corp. (a)	48,600	1,074,546

		2,052,141
Pharmaceuticals - 4.42%
Alkermes, Inc. *	2,800	33,264
Amylin Pharmaceuticals, Inc. *	33,000	963,930
Auxilium Pharmaceuticals, Inc. *	19,100	510,734
Barr Pharmaceuticals, Inc. *	27,120	1,310,167
Elan Corp. PLC, SADR *	48,500	1,011,710
Regeneron Pharmaceuticals, Inc. *	28,900	554,591

		4,384,396
Railroads & Equipment - 0.77%
Kansas City Southern *	19,000	762,090

Retail Grocery - 0.74%
SUPERVALU, Inc.	24,400	731,512

Retail Trade - 4.63%
Advance Auto Parts, Inc.	30,300	1,031,715
Dick's Sporting Goods, Inc. *	26,400	706,992

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Dynamic Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Kohl's Corp. *	25,100	$1,076,539
Staples, Inc.	22,400	495,264
The Gap, Inc.	65,100	1,281,168

		4,591,678
Semiconductors - 2.04%
Lam Research Corp. *	26,500	1,012,830
Marvell Technology Group, Ltd. *	93,100	1,012,928

		2,025,758
Software - 4.57%
BMC Software, Inc. *	39,400	1,281,288
Citrix Systems, Inc. *	17,100	501,543
Nuance Communications, Inc. *	81,100	1,411,951
UbiSoft Entertainment SA *	15,462	1,331,879

		4,526,661
Steel - 2.72%
Steel Dynamics, Inc.	31,400	1,037,456
United States Steel Corp.	13,100	1,661,997

		2,699,453
Telecommunications Equipment &
Services - 0.93%
NICE Systems, Ltd., ADR *	32,800	925,616

Toys, Amusements & Sporting Goods - 1.43%
Marvel Entertainment, Inc. *	52,900	1,417,191
Transportation - 1.93%
C.H. Robinson Worldwide, Inc.	19,900	1,082,560
Con-way, Inc.	16,700	826,316

		1,908,876

TOTAL COMMON STOCKS (Cost $103,124,723)		$95,202,778

SHORT TERM INVESTMENTS - 7.15%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$7,095,066	$7,095,066

TOTAL SHORT TERM INVESTMENTS
(Cost $7,095,066)		$7,095,066

REPURCHASE AGREEMENTS - 3.25%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$3,219,143 on 04/01/2008,
collateralized by $3,040,000
Federal Farm Credit Bank, 5.21%
due 12/19/2022 (valued at
$3,285,997, including interest)	$3,219,000	$3,219,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,219,000)		$3,219,000

Total Investments (Dynamic Growth Trust)
(Cost $113,438,789) - 106.41%		$105,516,844
Liabilities in Excess of Other Assets - (6.41)%		(6,354,985)

TOTAL NET ASSETS - 100.00%		$99,161,859

Emerging Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.94%

Aerospace - 2.64%
AAR Corp. *	6,500	$177,255
Aerovironment, Inc. *	13,910	284,459

		461,714
Banking - 2.66%
IBERIABANK Corp.	4,912	217,356
PrivateBancorp, Inc. (a)	7,860	247,354

		464,710
Biotechnology - 2.51%
Exelixis, Inc. *	26,885	186,851
Martek Biosciences Corp. *	5,537	169,266
Sequenom, Inc., ADR *	12,876	83,308

		439,425
Broadcasting - 0.93%
Acacia Research - Acacia Technologies *	28,358	163,058

Business Services - 10.55%
Barrett Business Services, Inc.	20,320	348,082
Constant Contact, Inc. * (a)	13,854	200,606
Euronet Worldwide, Inc. * (a)	13,216	254,540
FTI Consulting, Inc. *	7,437	528,325
Hill International, Inc. *	25,098	313,976
Seachange International, Inc. *	7,414	52,120
Tyler Technologies, Inc. *	10,446	146,035

		1,843,684
Commercial Services - 3.60%
Providence Service Corp. *	10,569	317,070
Stantec, Inc. *	10,701	313,004

		630,074
Computers & Business Equipment - 2.26%
Lasercard Corp. * (a)	25,813	218,636
Synaptics, Inc. *	7,369	175,972

		394,608
Drugs & Health Care - 1.61%
Matrixx Initiatives, Inc. *	19,248	281,791

Electronics - 2.98%
Measurement Specialties, Inc. *	6,695	116,962
Medis Technologies, Ltd. * (a)	44,650	404,975

		521,937
Energy - 2.35%
InterOil Corp. * (a)	24,968	411,223

Financial Services - 2.52%
FCStone Group, Inc. *	6,849	189,717
Portfolio Recovery Associates, Inc. * (a)	5,850	250,907

		440,624
Food & Beverages - 1.03%
Smart Balance, Inc. *	22,722	179,504

Healthcare Products - 11.30%
Align Technology, Inc. *	17,200	191,092
Caliper Life Sciences, Inc. * (a)	31,190	116,963
Micrus Endovascular Corp. *	7,243	89,523
Nuvasive, Inc. *	9,807	338,440
ResMed, Inc. *	8,753	369,202

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
RTI Biologics, Inc. *	6,886	$65,073
SenoRx, Inc. *	15,220	98,169
Somanetics Corp. *	15,669	243,966
SonoSite, Inc. * (a)	9,959	283,134
Spectranetics Corp. *	21,528	179,974

		1,975,536
Healthcare Services - 1.38%
Healthextras, Inc. *	9,691	240,724

Hotels & Restaurants - 2.19%
McCormick & Schmick's Seafood
Restaurants, Inc. *	13,978	162,844
Texas Roadhouse, Inc., Class A *	22,374	219,265

		382,109
Industrial Machinery - 1.65%
Flow International Corp. *	30,993	287,925

Insurance - 2.89%
Infinity Property & Casualty Corp.	6,367	264,867
ProAssurance Corp. *	4,465	240,351

		505,218
International Oil - 1.63%
ATP Oil & Gas Corp. *	8,708	284,926

Internet Content - 1.05%
TechTarget, Inc. *	12,918	183,048

Leisure Time - 5.68%
Bally Technologies, Inc. *	6,619	227,296
Imax Corp. *	77,650	541,220
Pinnacle Entertainment, Inc. *	8,797	112,602
Progressive Gaming International Corp. *	52,400	111,088

		992,206
Life Sciences - 0.13%
Sequenom, Inc. *	3,626	23,569

Manufacturing - 3.68%
Force Protection, Inc. *	59,218	119,028
iRobot Corp. * (a)	24,026	411,085
Raven Industries, Inc. (a)	3,753	113,716

		643,829
Medical-Hospitals - 1.08%
Electro-Optical Sciences, Inc. *	31,823	189,029

Metal & Metal Products - 2.17%
Fushi Copperweld, Inc. *	8,945	134,533
Haynes International, Inc. *	4,465	245,039

		379,572
Petroleum Services - 2.88%
Superior Energy Services, Inc. *	10,584	419,338
TETRA Technologies, Inc. *	5,317	84,221

		503,559
Pharmaceuticals - 4.31%
AMAG Pharmaceuticals, Inc. *	5,671	229,279
BioForm Medical, Inc. *	27,280	125,488
Inspire Pharmaceuticals, Inc. *	35,817	137,895

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Medicis Pharmaceutical Corp., Class A	13,283	$261,542

		754,204
Publishing - 1.52%
VistaPrint, Ltd. * (a)	7,583	265,026

Retail Trade - 1.73%
A.C. Moore Arts & Crafts, Inc. *	14,782	100,813
Hibbett Sports, Inc. * (a)	13,085	202,033

		302,846
Semiconductors - 6.39%
Cymer, Inc. *	6,857	178,556
FormFactor, Inc. *	15,142	289,212
Mattson Technology, Inc. *	37,933	231,012
Netlogic Microsystems, Inc. * (a)	10,673	257,646
Tessera Technologies, Inc. *	7,718	160,535

		1,116,961
Software - 7.77%
Allscripts Healthcare Solution, Inc. * (a)	19,159	197,721
Ansoft Corp. *	5,799	176,986
Concur Technologies, Inc. *	8,440	262,062
DivX, Inc. *	12,640	88,480
FARO Technologies, Inc. *	9,962	310,615
Progress Software Corp. *	10,758	321,879

		1,357,743
Telecommunications Equipment &
Services - 2.02%
Comtech Telecommunications Corp. *	9,045	352,755

Trucking & Freight - 1.85%
ID Systems, Inc. * (a)	29,118	218,676
Landstar Systems, Inc.	2,000	104,320

		322,996

TOTAL COMMON STOCKS (Cost $21,587,061)		$17,296,133

WARRANTS - 0.00%

Medical-Hospitals - 0.00%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike
Price: $6.70) *	860	0
(Expiration Date: 08/03/2012, Strike
Price: $8.00) *	6,521	0

TOTAL WARRANTS (Cost $0)		$0

OPTIONS - 0.19%

Call Options - 0.19%
Tessera Technologies, Inc.
Expiration 04/19/2008 at $15.00	5,600	34,160

TOTAL OPTIONS (Cost $21,342)		$34,160

SHORT TERM INVESTMENTS - 24.29%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	$238,000	$238,000

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$4,007,653	$4,007,653

TOTAL SHORT TERM INVESTMENTS
(Cost $4,245,653)		$4,245,653

Total Investments (Emerging Growth Trust)
(Cost $25,854,056) - 123.42%		$21,575,946
Liabilities in Excess of Other Assets - (23.42)%		(4,094,389)

TOTAL NET ASSETS - 100.00%		$17,481,557

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.15%

Brazil - 4.60%
Aracruz Celulose SA, SADR	30,334	$2,070,599
Braskem SA, SADR	117,951	2,000,449
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	14,600	597,724
Empresa Brasileira de Aeronautica SA, ADR	22,800	900,828
Eternit SA	30,000	118,482
Gerdau SA, SADR	263,067	8,041,958
Perdigao SA, SADR *	55,380	2,521,451
Sadia SA, SADR	116,709	2,076,253
Ultrapar Participacoes SA, ADR	7,100	244,737
Ultrapar Participacoes SA	5,380	189,175
Votorantim Celulose & Papel SA, SADR *	107,448	3,063,343

		21,824,999
Chile - 4.24%
Cementos Bio Bio SA	50,384	116,428
Companhia de Consumidores de Gas de
Santiago SA	6,505	31,999
Companhia Sudamericana de Vapores SA *	496,609	937,373
Compania de Telecomunicaciones de Chile
SA, SADR	210,360	1,788,060
Corpbanca SA, SADR	9,112	317,098
Cristalerias de Chile SA	20,728	247,792
Empresas CMPC SA	50,074	2,062,191
Empresas Copec SA	275,606	5,139,075
Empresas Iansa SA	439,146	29,640
Enersis SA, SADR	447,410	7,910,209
Industrias Forestales SA	77,846	22,798
Madeco SA, SADR	41,326	469,463
Masisa SA	3,956,640	923,359
Soquimich Comercial SA	129,645	80,087
Vina San Pedro SA *	9,266,334	72,083

		20,147,655
China - 3.44%
AviChina Industry & Technology Company,
Ltd. *	504,000	108,059
Bank of China, Ltd.	9,184,000	3,969,511
Beijing Capital International Airport Company,
Ltd., Class H	320,000	293,404
Chaoda Modern Agriculture Holdings, Ltd.	1,143,225	1,304,406
China Construction Bank	1,419,000	1,064,470

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
China Petroleum & Chemical Corp., SADR	1,700	$146,166
China Shipping Container Lines Company, Ltd.	1,775,150	679,354
China Travel International Investment
Hong Kong, Ltd.	1,782,000	726,626
Dongfeng Motor Group Company, Ltd.	1,666,000	754,759
Guangshen Railway Company, Ltd., SADR	16,688	438,894
Hunan Non Ferrous Metal Corp., Ltd.	1,038,000	406,160
Industrial & Commercial Bank of China, Ltd.	1,659,000	1,168,340
Maanshan Iron & Steel Company, Ltd.	1,010,000	533,814
PetroChina Company, Ltd., SADR	15,800	1,979,898
Qingling Motors Company, Ltd.	474,000	78,413
Semiconductor Manufacturing International
Corp., SADR *	59,100	207,441
Semiconductor Manufacturing
International Corp. *	5,985,000	418,463
Shanghai Electric Group Company, Ltd.	1,486,000	905,284
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	8,800	307,912
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	868,000	182,676
Sinotrans, Ltd., Class H	859,000	250,621
ZTE Corp., Class H	84,200	401,016

		16,325,687
Czech Republic - 1.26%
Telefonica Czech Republic AS	140,812	4,521,597
Unipetrol AS *	90,417	1,469,373

		5,990,970
Hong Kong - 4.84%
Amvig Holdings, Ltd.	76,000	73,462
Baoye Group Company, Ltd.	88,000	54,275
Beijing Capital Land, Ltd.	364,000	145,145
Beijing Enterprises Holdings, Ltd.	266,000	1,036,019
Brilliance China Automotive Holdings, Ltd. *	1,350,000	225,281
Catic Shenzhen Holdings, Ltd.	74,000	46,835
China Aerospace International Holdings, Ltd. *	709,200	74,723
China Everbright, Ltd. *	366,000	725,807
China Green Holdings, Ltd.	222,000	247,643
China Haidian Holdings, Ltd. *	402,000	32,196
China Pharmaceutical Group, Ltd. *	474,000	143,146
China Rare Earth Holdings, Ltd.	420,000	87,077
China Resources Enterprises, Ltd.	646,000	2,096,202
China Unicom, Ltd., SADR	124,300	2,643,861
China Unicom, Ltd.	118,000	250,709
Chongqing Iron & Steel Company, Ltd. *	230,000	80,339
Citic Pacific, Ltd.	576,000	2,428,374
CNPC Hong Kong, Ltd.	1,530,000	710,400
COFCO International, Ltd. *	492,000	279,142
Comba Telecom Systems Holdings, Ltd.	320,000	80,793
Cosco International Holdings, Ltd.	432,000	284,774
Cosco Pacific, Ltd.	616,000	1,221,726
Dalian Port PDA Company, Ltd.	484,000	269,429
Denway Motors, Ltd.	2,850,000	1,218,450
Digital China Holdings, Ltd.	103,000	67,770
Dynasty Fine Wines Group, Ltd.	372,000	81,330
First Tractor Company, Ltd. *	104,000	57,266
Geely Automobile Holdings Company, Ltd.	1,505,000	181,395

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Global Bio-Chem Technology
Group Company, Ltd.	820,000	$316,281
Great Wall Motor Company, Ltd.	110,500	107,178
Great Wall Technology Company, Ltd. *	142,000	32,749
Guangzhou Pharmaceutical Company, Ltd.	58,000	41,185
Hainan Meilan International Airport Company,
Ltd.	58,000	60,212
Harbin Power Equipment Company, Ltd.	46,000	82,705
HKC Holdings, Ltd.	748,000	144,197
Hopson Development Holdings, Ltd., GDR	354,000	552,942
Innomaxx Biotechnology Group, Ltd. *	1,248,000	150,905
Kingway Brewery Holdings, Ltd.	328,000	68,744
Lianhua Supermarket Holdings, Ltd.	67,000	92,037
Lingbao Gold Company, Ltd.	92,000	42,194
Minmetals Resources, Ltd.	516,000	193,977
Neo-China Group Holdings, Ltd.	359,000	234,793
Shanghai Industrial Holdings, Ltd.	312,000	1,187,491
Shanghai Prime Machinery Company, Ltd.	156,000	40,694
Shanghai Real Estate, Ltd.	718,000	127,213
Shenzhen International Holdings, Ltd.	4,010,000	436,172
Shenzhen Investment, Ltd.	1,328,000	569,253
Shenzhou International Group Holdings, Ltd.	311,000	84,352
Shimao Property Holdings, Ltd., GDR	872,500	1,587,179
SinoCom Software Group, Ltd.	160,000	32,063
Sinolink Worldwide Holdings, Ltd.	1,124,000	171,793
Sinopec Kantons Holdings, Ltd.	424,000	71,904
Skyworth Digital Holdings, Ltd.	766,000	73,279
Stone Group Holdings, Ltd.	550,000	39,261
TCL Communication Technology
Holdings, Ltd. *	1,760,000	68,291
TCL Multimedia Technology Holdings, Ltd. *	1,688,000	71,020
Tianjin Capital Environmental Protection	104,000	39,049
TPV Technology, Ltd.	808,000	480,926
Travelsky Technology, Ltd., Class H	358,000	267,306
Weiqiao Textile Company, Ltd.	272,000	352,191
Xiamen International Port Company, Ltd.	344,000	99,022
Xiwang Sugar Holdings Company, Ltd.	474,000	166,835
Zhejiang Glass Company, Ltd. *	106,000	73,289

		23,002,251
Hungary - 2.96%
Egis Nyrt.	3,374	366,507
Fotex PLC *	60,581	258,540
Gedeon Richter Rt.	10,639	2,199,161
MOL Magyar Olaj & Gazipari Rt.	83,400	10,894,463
Pannonplast PLC *	14,510	132,093
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	17,388	179,932

		14,030,696
India - 10.83%
Aarti Industries, Ltd.	51,087	39,995
Aditya Birla Nuvo, Ltd. *	17,432	613,976
Ador Welding, Ltd.	8,367	29,288
Aftek, Ltd.	28,740	30,688
Alembic, Ltd.	73,121	100,614
Alok Industries, Ltd.	35,798	50,869
Ambuja Cements, Ltd.	595,078	1,797,325

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Amtek Auto, Ltd.	43,544	$280,860
Apollo Hospitals Enterprise, Ltd.	16,657	214,725
Apollo Tyres, Ltd. *	115,200	119,847
Arvind Mills, Ltd. *	104,084	98,276
Ashok Leyland, Ltd. *	371,631	327,992
Aurobindo Pharma, Ltd.	11,000	80,376
Avaya Global Connect, Ltd.	5,668	23,737
Aztecsoft, Ltd.	22,751	31,563
Bajaj Auto Finance, Ltd.	13,322	110,560
Bajaj Auto, Ltd.	23,398	405,248
Bajaj Finserv, Ltd. *	23,398	376,164
Bajaj Hindusthan, Ltd.	36,988	175,021
Bajaj Holdings and Investment, Ltd. *	23,398	376,164
Ballarpur Industries, Ltd.	216,324	146,391
Balmer Lawrie & Company, Ltd.	5,100	47,727
Balrampur Chini Mills, Ltd. *	78,415	157,232
Bank of Maharashtra	152,501	191,598
Bank of Rajasthan	41,033	101,764
BASF India, Ltd.	8,277	40,379
Bata India, Ltd. *	12,773	44,896
Bharat Earth Movers, Ltd.	11,693	290,341
Bharat Forge, Ltd.	14,230	95,846
Bhushan Steel, Ltd.	13,535	222,906
Biocon, Ltd.	6,200	66,267
BOC India, Ltd.	11,000	43,475
Bombay Burmah Trading Company, Ltd.	3,000	27,683
Bombay Dyeing & Manufacturing Company,
Ltd.	6,442	100,588
Bosch Chassis Systems India, Ltd.	2,180	37,532
Ceat, Ltd.	9,643	26,199
Chambal Fertilizers & Chemicals, Ltd.	122,137	153,883
Cholamandalam DBS Finance, Ltd.	16,563	67,117
City Union Bank, Ltd.	130,140	91,407
Clariant Chemicals India, Ltd.	1,800	11,099
Coromandel Fertilisers, Ltd.	28,000	80,615
Cranes Software International, Ltd. *	13,600	49,645
Dabur Pharma, Ltd. *	29,200	46,201
Dalmia Cement Bharat, Ltd.	12,925	92,714
DCM Shriram Consolidated, Ltd.	39,804	55,577
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	25,890	65,384
Dr. Reddy's Laboratories, Ltd., ADR	26,500	383,720
Eicher Motors, Ltd. *	8,249	51,711
EID Parry India, Ltd.	28,585	124,821
EIH, Ltd.	112,100	380,940
Elder Pharmaceuticals, Ltd.	7,799	71,936
Electrosteel Castings, Ltd.	80,000	88,366
Escorts, Ltd. *	17,876	37,923
Essel Propack, Ltd. *	34,800	31,503
Eveready Industries, Ltd. *	12,000	11,581
FAG Bearings India, Ltd.	990	14,246
FDC, Ltd. *	28,000	19,662
Federal Bank, Ltd.	52,636	282,098
Finolex Cables, Ltd.	54,200	94,748
Finolex Industries, Ltd.	36,402	60,699
Gammon India, Ltd.	40,645	391,867
GlaxoSmithKline Consumer Healthcare, Ltd.	5,810	94,854

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Godfrey Philips India, Ltd.	860	$28,166
Graphite India, Ltd.	75,117	97,863
Great Eastern Shipping Company, Ltd.	51,265	484,672
GTL, Ltd.	47,854	298,664
Gujarat Alkalies & Chemicals, Ltd.	21,556	79,584
Gujarat Ambuja Exports, Ltd.	77,000	83,145
Gujarat Narmada Valley Fertilizers Company,
Ltd.	41,702	139,514
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	100,574
HCL Infosystems, Ltd.	71,682	286,691
HEG, Ltd.	20,234	137,379
Hexaware Technologies, Ltd.	44,970	68,305
Himatsingka Seide, Ltd. *	28,000	41,669
Hinduja TMT, Ltd.	5,620	46,121
Hindustan Construction Company, Ltd.	53,020	175,386
Hindustan Motors, Ltd. *	62,437	51,031
Hotel Leela Venture, Ltd.	112,448	113,126
ICI India, Ltd.	9,700	162,970
ICICI Bank, Ltd., SADR	177,031	6,760,814
iGATE Global Solutions, Ltd.	12,500	125,935
India Cements, Ltd.	61,036	281,746
India Glycols, Ltd.	11,700	72,682
Indian Hotels Company, Ltd.	290,860	815,698
IndusInd Bank, Ltd.	131,779	259,661
Industrial Development Bank of India, Ltd.	208,923	467,288
Infomedia India, Ltd.	4,400	24,676
Ipca Laboratories, Ltd.	5,887	89,861
Jammu & Kashmir Bank, Ltd.	14,370	248,418
JB Chemicals & Pharmaceuticals, Ltd.	20,800	25,993
JBF Industries, Ltd.	16,838	52,221
Jet Airways India, Ltd.	16,525	230,365
Jindal Saw, Ltd.	15,200	243,002
Jindal Stainless, Ltd.	44,041	157,218
JK Tyre & Industries, Ltd.	4,510	13,104
JSW Steel, Ltd. *	51,075	1,049,038
Karnataka Bank, Ltd.	37,324	187,809
Karur Vysya Bank, Ltd.	15,800	130,568
Kesoram Industries, Ltd. *	9,211	90,419
Kirloskar Oil Engines, Ltd.	69,124	180,332
Lanxess ABS, Ltd.	4,800	19,827
LIC Housing Finance, Ltd.	23,279	162,051
Mahindra & Mahindra, Ltd.	160,326	2,745,673
Mangalam Cement, Ltd.	14,461	48,732
Maruti Udyog, Ltd.	60,042	1,222,988
Mastek, Ltd.	18,261	152,534
Matrix Laboratories, Ltd. *	43,893	190,144
Mercator Lines, Ltd.	55,549	107,760
Merck, Ltd. *	5,500	45,328
Monnet Ispat & Energy, Ltd. *	17,371	207,940
Moser Baer India, Ltd.	70,156	264,518
MRF, Ltd.	920	91,197
Mukand, Ltd.	22,832	51,416
Nagarjuna Construction Company, Ltd.	60,700	327,829
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	116,502
Nahar Spinning Mills, Ltd.	6,600	9,217
Natco Pharma, Ltd.	3,500	7,487

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
National Organic Chemical Industries, Ltd.	80,240	$53,120
Navneet Publications India, Ltd.	30,000	72,715
Nirma, Ltd. *	27,700	105,366
Orchid Chemicals & Pharmaceuticals, Ltd.	20,218	82,380
Orient Paper & Industries, Ltd.	51,770	58,475
Patni Computer Systems, Ltd.	35,839	199,196
Petronet LNG, Ltd.	238,460	416,940
Polaris Software Lab, Ltd.	26,963	53,054
Polyplex Corp., Ltd.	1,700	6,635
PSL, Ltd.	10,200	73,544
PTC India, Ltd.	41,049	99,079
Punjab Tractors, Ltd. *	17,492	97,940
Rain Commodities, Ltd. *	13,972	68,398
Rallis India, Ltd.	4,273	35,687
Raymond, Ltd.	13,115	97,184
Rei Agro, Ltd. *	13,800	506,862
Reliance Industries, Ltd., GDR * (g)	118,240	13,597,600
Rolta India, Ltd.	48,650	320,535
Ruchi Soya Industries, Ltd.	45,975	99,604
Seamec, Ltd. *	10,845	40,962
Shasun Chemicals & Drugs, Ltd.	16,407	18,045
Shriram Transport Finance Company, Ltd.	54,419	461,986
Sicagen India, Ltd. *	6,851	0
Sical Logistics, Ltd. *	6,851	23,653
Sonata Software, Ltd.	29,000	23,617
South Indian Bank, Ltd.	20,294	70,698
SREI Infrastructure Finance, Ltd.	22,993	78,720
SRF, Ltd.	24,910	62,811
Sterlite Optical Technologies, Ltd.	16,753	68,502
Strides Arcolab, Ltd.	8,709	37,923
Sundram Fasteners, Ltd.	17,700	14,255
Supreme Industries, Ltd.	7,790	48,525
Syndicate Bank, Ltd.	164,597	309,673
Tata Chemicals, Ltd.	56,208	395,773
Tata Communications, Ltd., ADR	29,647	735,839
Tata Investment Corp., Ltd.	6,431	78,104
Tata Metaliks, Ltd.	7,900	27,243
Tata Motors, Ltd.	149,148	2,298,236
Tele Data Informatics, Ltd.	46,948	26,973
Teledata Marine Solutions *	23,474	20,039
Teledata Technology Solutions *	23,474	20,039
Trent, Ltd.	4,173	54,622
Tube Investments of India, Ltd.	78,362	114,939
TVS Motor Company, Ltd.	51,986	45,417
Unichem Laboratories, Ltd. *	9,000	29,320
United Phosphorus, Ltd. *	59,452	387,697
Usha Martin, Ltd.	64,955	131,995
Varun Shipping Company, Ltd.	66,246	118,819
Wockhardt, Ltd.	18,700	124,106
Zensar Technologies, Ltd.	6,485	18,134
Zuari Industries, Ltd.	9,200	49,612

		51,431,871
Indonesia - 3.35%
Apexindo Pratama Duta Tbk PT	969,500	181,423
Astra Graphia Tbk PT	606,000	29,845
Astra International Tbk PT	2,336,500	6,203,093

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Bakrie & Brothers Tbk PT *	5,347,000	$298,658
Bakrieland Development Tbk PT *	1,366,500	78,047
Bank Central Asia Tbk PT	4,000,000	1,422,158
Bank Danamon Indonesia Tbk PT	600,000	453,217
Bank Niaga Tbk PT	5,630,500	463,175
Bank Pan Indonesia Tbk PT *	6,447,500	452,158
Berlian Laju Tanker Tbk PT	2,173,500	485,860
Bhakti Investama Tbk PT	2,192,500	117,763
Charoen Pokphand Indonesia Tbk PT	2,559,000	257,523
Ciputra Surya Tbk PT *	896,000	57,926
Davomas Abadi Tbk PT *	2,465,000	74,083
Enseval Putera Megatrading Tbk PT	1,244,000	84,328
Gudang Garam Tbk PT	308,000	256,807
Indocement Tunggal Prakarsa Tbk PT	768,000	591,859
Indofood Sukses Makmur Tbk PT	5,312,500	1,353,891
Kalbe Farma Tbk PT	2,200,000	235,497
Kawasan Industri Jababeka Tbk PT *	6,349,500	94,756
Lippo Karawaci Tbk PT	6,763,750	589,627
Matahari Putra Prima Tbk PT	2,266,500	146,414
Medco Energi Internasional Tbk PT	1,497,000	545,818
Mitra Adiperkasa Tbk PT	837,000	49,333
Panin Insurance Tbk PT *	1,544,000	40,499
Panin Life Tbk PT *	6,381,500	103,998
Polychem Indonesia Tbk PT *	1,954,500	28,814
Ramayana Lestari Sentosa Tbk PT	2,048,000	181,289
Samudera Indonesia Tbk PT	58,500	32,333
Suryainti Permata Tbk PT *	1,446,000	62,282
Tempo Scan Pacific Tbk PT	2,108,000	138,648
Timah Tbk PT	193,000	611,805
Trias Sentosa Tbk PT	2,019,500	37,824
Trimegah Securities Tbk PT	1,540,500	42,675
Tunas Ridean Tbk PT	949,000	105,634

		15,909,060
Israel - 2.70%
AudioCodes, Ltd. *	21,648	86,316
Azorim Investment Development &
Construction Company, Ltd.	15,586	205,100
Bank Hapoalim, Ltd.	1,027,790	3,993,018
Bank Leumi Le-Israel, Ltd.	992,901	4,276,631
Blue Square Israel, Ltd.	3,239	34,122
Clal Industries & Investments, Ltd.	8,394	43,798
Clal Insurance Enterprise Holdings, Ltd.	5,517	107,229
Delta Galil Industries, Ltd. *	4,777	24,221
Discount Investment Corp.	17,589	455,097
Electra, Ltd. *	731	97,284
Elron Electronic Industries, Ltd. *	22,510	191,520
First International Bank of Israel, Ltd. *	44,364	111,739
Formula Systems, Ltd., GDR *	3,500	46,900
Formula Systems, Ltd. *	8,342	115,346
Frutarom Industries, Ltd.	6,261	47,702
IDB Development Corp., Ltd.	7,772	241,805
Israel Salt Industries, Ltd. *	17,450	78,634
Ituran Location & Control, Ltd.	2,562	26,117
Koor Industries, Ltd.	10,990	609,144
Leader Holding & Investments, Ltd.	21,500	34,822
Mivtach Shamir Holdings, Ltd.	4,391	136,917

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Orbotech, Ltd. *	15,238	$279,465
Radvision, Ltd. *	2,526	16,556
Retalix, Ltd. *	15,416	215,843
Scailex Corp., Ltd. *	14,736	138,427
Super-Sol, Ltd.	13,964	62,572
Union Bank of Israel, Ltd.	24,593	119,726
United Mizrahi Bank, Ltd.	130,445	1,025,258

		12,821,309
Malaysia - 4.40%
Affin Holdings BHD	715,700	447,028
Al-'Aqar KPJ REIT	5,880	1,802
AMDB BHD *	330,000	26,527
AMMB Holdings BHD	2,042,662	2,207,542
Ann Joo Resources BHD	48,000	45,187
Asas Dunia BHD	24,000	6,094
Asia Pacific Land BHD	282,100	29,367
Bandar Raya Developments BHD	240,800	152,772
Batu Kawan BHD	239,000	757,562
Berjaya Corp. BHD	1,312,300	466,806
Bolton BHD	177,100	48,868
Boustead Holdings BHD	324,100	507,488
Boustead Properties BHD	33,000	38,174
Cahya Mata Sarawak BHD	241,600	155,521
Dijaya Corp. BHD	40,900	16,185
DNP Holdings BHD	15,000	5,540
DRB-Hicom BHD	798,300	318,713
Eastern & Oriental BHD	70,400	39,949
Eastern Pacific Industrial Corp. BHD	155,600	90,741
ECM Libra Avenue BHD	516,600	109,804
EON Capital BHD	376,200	540,744
Esso Malaysia BHD	92,100	62,852
General Corp. BHD	222,500	73,550
Globetronics Technology BHD	952,200	62,735
Glomac BHD	231,300	82,745
Goldis BHD	163,200	83,169
Hap Seng Consolidated BHD	253,900	193,420
Hong Leong Credit BHD	275,700	384,205
Hong Leong Industries BHD	25,000	31,287
Hume Industries Malaysia BHD	112,800	120,142
Hunza Properties BHD	113,800	76,275
Hwang-DBS Malaysia BHD	105,200	59,495
IGB Corp. BHD	944,300	466,832
IJM Corp. BHD	67,000	128,235
Insas BHD *	466,600	72,038
Integrated Logistics BHD	155,100	35,502
Jaks Resources BHD *	246,000	53,181
Jaya Tiasa Holdings BHD	63,945	60,971
K & N Kenanga Holdings BHD	323,600	74,732
Karambunai Corp. BHD *	1,978,300	59,134
Keck Seng BHD	148,200	193,506
Kian Joo Can Factory BHD	517,600	195,010
Kim Loong Resources BHD	21,000	22,231
KLCC Property Holdings BHD	595,000	545,886
KPJ Healthcare BHD	84,000	84,334
KSL Holdings BHD	267,333	83,892
KUB Malaysia BHD *	534,400	84,265

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Kulim Malaysia BHD	167,600	$417,771
Kumpulan Hartanah Selangor BHD *	410,800	73,293
Kwantas Corp. BHD	56,000	71,686
Land & General BHD *	1,081,300	122,804
Landmarks BHD	10,000	7,038
LBS Bina Group BHD *	210,000	28,111
Leader Universal Holdings BHD	639,800	187,520
Lion Corp. BHD *	549,100	75,313
Lion Industries Corp. BHD	422,500	239,629
MAA Holdings BHD	133,400	51,564
Malaysia Building Society BHD	177,300	54,308
Malaysian Plantations BHD	542,300	455,831
MBM Resources BHD	60,500	48,912
Measat Global BHD *	63,200	29,536
Mega First Corp. BHD	163,700	61,188
Melewar Industrial Group BHD	53,000	16,417
MK Land Holdings BHD	632,500	98,688
MNRB Holdings BHD	10,000	14,275
MTD ACPI Engineering BHD	141,900	49,818
MTD Infraperdana BHD	435,700	104,174
Mulpha International BHD *	831,100	237,299
New Straits Times Press BHD *	154,900	80,656
Nylex Malaysia BHD	74,000	30,620
Oriental Holdings BHD	281,300	502,880
OSK Holdings BHD	363,100	209,865
PacificMas BHD	89,000	117,980
Padiberas Nasional BHD	364,500	204,593
Panasonic Manufacturing Malaysia BHD	48,200	161,426
PBA Holdings BHD	32,000	10,214
PJ Development Holdings BHD	480,100	99,581
POS Malaysia & Services Holdings BHD	437,700	258,204
PPB Group BHD	624,100	2,000,676
Protasco BHD	172,400	46,079
Proton Holdings BHD *	289,000	349,975
Ramunia Holdings BHD *	326,954	140,388
Ranhill BHD	372,100	188,775
Sarawak Energy BHD	350,300	231,971
Scientex, Inc. BHD	51,000	19,153
Selangor Dredging BHD	326,900	75,159
Shangri-La Hotels BHD	101,900	79,832
Shell Refining Company Federation
of Malaya BHD	161,700	552,349
SHL Consolidated BHD	172,300	82,978
Southern Steel BHD	36,000	23,357
Sunway City BHD	265,700	260,625
Sunway Holdings, Inc. BHD *	449,000	189,250
Suria Capital Holdings BHD	286,100	221,878
Symphony House BHD	70,840	6,241
TA Enterprise BHD	879,500	323,636
Talam Corp. BHD *	360,000	22,127
Tan Chong Motor Holdings BHD	507,300	286,472
TDM BHD	160,500	86,737
Tebrau Teguh BHD *	316,000	77,388
TH Group BHD	269,200	58,050
Time.Com BHD *	671,600	110,692
Tradewinds Malaysia BHD	26,000	37,558

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Unisem M BHD	289,700	$113,890
United Malacca BHD	65,200	155,487
Utama Banking Group BHD *	152,600	111,558
V.S. Industry BHD	130,800	119,235
WTK Holdings BHD	268,500	171,678
YTL Corp. BHD	531,100	1,232,286

		20,898,712
Mexico - 10.00%
Alfa SA de CV	425,200	2,844,588
Cemex SA de CV, SADR *	576,073	15,046,818
Coca-Cola Femsa SA de CV, ADR	18,500	1,042,105
Consorcio ARA SA de CV	174,000	177,225
Controladora Comercial Mexicana SA de CV	427,800	1,205,891
Embotelladoras Arca SA de CV	4,574	17,664
Empresas ICA SA de CV, SADR *	98,824	2,337,188
Empresas ICA Sociedad
Controladora SA de CV *	46,900	278,771
Fomento Economico Mexicano SA de CV,
SADR	240,775	10,059,579
GMD Resorts SAB de CV *	68,200	87,727
Gruma SA de CV, SADR	26,812	257,127
Gruma SA de CV	17,000	40,269
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	18,900	850,500
Grupo Aeroportuario del Sureste SA de CV,
SADR	25,567	1,457,063
Grupo Aeroportuario del Sureste SA de CV	28,700	164,497
Grupo Carso SA de CV	662,300	2,800,357
Grupo Cementos de Chihuahua SA de CV	35,500	193,465
Grupo Continential SA de CV *	236,800	567,817
Grupo Financiero Inbursa SA de CV	1,233,300	3,708,214
Grupo Industrial Maseca SA de CV	53,900	20,309
Grupo Industrial Saltillo SA de CV	94,000	156,332
Grupo Kuo SA de CV *	164,000	165,653
Grupo Mexicano de Desarrollo, SAB *	68,200	169,815
Industrias CH SA de CV *	336,700	1,336,645
Organizacion Soriana SA de CV	680,200	1,994,056
Vitro SA de CV, SADR	90,856	476,994

		47,456,669
Philippines - 0.52%
DMCI Holdings, Inc.	734,000	139,063
Empire East Land Holdings, Inc. *	2,990,000	44,451
Filinvest Development Corp.	730,000	61,307
Filinvest Land, Inc. *	10,498,500	262,050
First Philippine Holdings Corp.	252,500	248,425
Megaworld Corp.	3,929,800	232,287
Metropolitan Bank & Trust Company	562,700	541,319
Petron Corp.	1,994,000	272,728
Rizal Commercial Banking Corp.	247,300	100,891
Security Bank Corp.	102,900	164,022
Union Bank of Philippines	162,000	135,939
Universal Robina Corp.	828,500	278,721

		2,481,203
Poland - 2.99%
ABG Ster-Projekt SA	30,780	94,184

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Agora SA	42,379	$809,542
Bank BPH SA	10,024	407,219
Bioton SA *	116,515	42,778
Boryszew SA *	21,543	78,739
Computerland SA	810	12,052
Debica SA	7,977	364,471
Echo Investment SA *	245,530	736,780
Fabryka Kotlow Rafako SA *	16,639	61,893
Fabryki Mebli Forte SA	23,417	84,811
Farmacol SA *	11,755	193,023
Firma Chemiczna Dwory SA *	278,184	138,023
Getin Holding SA *	72,943	410,211
Grupa Kety SA	10,569	573,815
Grupa Lotos SA	51,180	808,962
Impexmetal SA	74,050	190,829
Kredyt Bank SA	48,880	484,815
Krosno SA *	24,403	29,611
MNI SA *	26,192	44,226
Netia SA *	137,260	229,350
Opoczno SA *	9,237	152,089
Orbis SA	32,410	848,471
Pekaes SA *	6,380	31,547
Polski Koncern Miesny Duda SA *	11,421	27,035
Polski Koncern Naftowy Orlen SA *	310,483	5,549,618
Prokom Software SA	12,209	702,329
Softbank SA	26,536	869,463
Zaklady Tluszczowe Kruszwica SA	1,270	26,563
Zelmer SA	7,718	191,418

		14,193,867
South Africa - 9.35%
Aeci, Ltd.	87,243	688,305
Afgri, Ltd.	219,629	202,985
African Bank Investments, Ltd.	147,951	486,291
African Rainbow Minerals, Ltd.	98,885	2,741,184
AG Industries, Ltd. *	152,353	33,314
Allied Electronics Corp., Ltd.	19,128	94,455
Allied Technologies, Ltd.	15,669	107,532
Amalgamated Appliance Holding Company,
Ltd. *	78,315	17,834
Argent Industrial, Ltd.	53,021	108,376
AVI, Ltd.	175,420	342,454
Avusa, Ltd. *	18,420	70,409
Barloworld, Ltd.	94,081	1,252,510
Capitec Bank Holdings, Ltd.	6,930	31,192
Caxton & CTP Publishers & Printers, Ltd.	164,927	296,783
Ceramic Industries, Ltd.	1,970	22,832
DataTec, Ltd.	131,063	442,230
Dimension Data Holdings, Ltd.	249,960	240,427
Distell Group, Ltd.	5,779	36,296
ElementOne, Ltd. *	18,420	39,747
Enaleni Pharmaceuticals, Ltd. *	121,353	50,108
Freeworld Coatings, Ltd. *	94,081	102,085
Gijima Ast Group, Ltd.	338,992	48,124
Gold Fields, Ltd., SADR	298,500	4,128,255
Gold Fields, Ltd.	3,784	52,868
Grindrod, Ltd.	35,005	95,254

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Harmony Gold Mining Company, Ltd., SADR *	205,594	$2,434,233
Hulamin, Ltd.	11,536	34,105
Iliad Africa, Ltd. *	16,287	22,063
Imperial Holdings, Ltd. *	89,724	878,957
Investec, Ltd.	53,606	381,026
JD Group, Ltd.	67,054	302,894
Johnnic Holdings, Ltd. *	67,274	114,025
Kap International Holdings, Ltd.	189,283	55,446
Lewis Group, Ltd.	70,286	363,246
Liberty Group, Ltd. *	99,395	900,941
Metair Investments, Ltd.	163,437	241,692
Metropolitan Holdings, Ltd.	482,415	797,454
Mittal Steel South Africa, Ltd.	181,714	4,409,556
Mondi, Ltd.	72,308	610,442
Mustek, Ltd.	76,041	40,383
Mvelaphanda Group, Ltd. *	112,210	123,096
Nampak, Ltd. *	249,019	504,273
Naspers, Ltd.	3,706	64,683
Nedbank Group, Ltd.	138,913	2,003,980
Nu-World Holdings, Ltd. *	19,436	36,319
Oceana Group, Ltd.	43,289	101,240
Omnia Holdings, Ltd.	27,969	244,622
PSG Group, Ltd.	94,832	205,864
Sanlam, Ltd.	2,122,424	5,004,220
Santam, Ltd.	10,338	107,454
Sappi, Ltd., SADR	99,261	1,140,509
Sasol, Ltd., SADR	202,432	9,795,685
Steinhoff International Holdings, Ltd. *	480,123	1,072,009
Super Group, Ltd.	174,304	156,744
Telkom SA, Ltd., SADR	3,000	196,290
Tiger Wheels, Ltd. *	32,678	0
Trans Hex Group, Ltd.	70,871	92,052
Trencor, Ltd.	63,966	202,399
Value Group, Ltd. *	178,661	38,442

		44,408,194
South Korea - 11.21%
Aekyung Petrochemical Company, Ltd.	1,660	47,872
Asia Cement Company, Ltd.	1,260	74,174
Asia Paper Manufacturing Company, Ltd.	1,600	17,544
Bookook Securities Company, Ltd. *	2,100	59,532
Boryung Pharmaceutical Company, Ltd.	1,174	60,468
BYC Company, Ltd.	240	52,041
Byucksan Corp.	1,580	23,329
Byucksan Engineering & Construction
Company, Ltd.	7,600	47,056
C. & Woobang Construction Company, Ltd. *	7,230	29,974
Cambridge Members Company, Ltd.	760	11,541
Cheil Industries, Inc.	15,330	747,215
Choil Aluminum Manufacturing Company, Ltd. *	1,630	14,982
Chokwang Leather Company, Ltd.	2,200	16,843
Chong Kun Dang Pharm Corp.	2,310	45,920
Chosun Refractories Company, Ltd.	650	58,118
Chungho Comnet Company, Ltd.	2,270	44,835
CJ Corp. *	2,768	194,929
Crown Confectionery Company, Ltd.	480	44,200
Dae Chang Industrial Company, Ltd.	2,600	21,117

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Dae Dong Industrial Company, Ltd.	1,800	$34,085
Dae Han Flour Mills Company, Ltd.	500	101,314
Dae Won Kang Up Company, Ltd.	1,500	28,567
Daeduck Electronics Company, Ltd.	15,400	82,284
Daeduck GDS Company, Ltd.	5,010	38,083
Daehan Synthetic Fiber Company, Ltd.	429	56,225
Daekyo Company, Ltd.	2,460	176,610
Daelim Trading Company, Ltd.	1,417	6,818
Daesang Corp.	3,500	34,230
Daesung Industrial Company, Ltd.	900	110,591
Daewoo Electronic Components Company,
Ltd. *	4,647	14,305
Daewoo Motor Sales Corp.	9,530	274,425
Daewoong Company, Ltd. *	620	24,811
Dahaam E-Tec Company, Ltd.	300	9,706
Daishin Securities Company, Ltd. *	16,040	368,244
DI Corp.	12,000	25,169
Digital Power Communications Company, Ltd.	13,000	22,795
Dong Ah Tire & Rubber Company, Ltd.	2,240	21,786
Dong Su Industrial Company, Ltd.	1,800	34,194
Dongbang Transport Logistics Company, Ltd.	1,100	29,512
Dongbu Corp.	6,900	111,697
Dongbu Steel Company, Ltd.	7,360	81,353
Dong-Il Corp.	348	26,706
Dongil Rubber Belt Company, Ltd.	6,137	16,404
Dongkuk Steel Mill Company, Ltd.	15,090	592,435
Dongwon F & B Company, Ltd.	870	31,990
Dongwon Industries Company, Ltd.	760	79,175
Dongyang Engineering & Construction Corp.	690	29,004
Dongyang Mechatronics Corp.	5,623	36,718
DPI Holdings Company, Ltd.	5,790	40,164
En Paper Manufacturing Company, Ltd. *	10,150	26,386
F&F Company, Ltd.	4,900	20,420
Fursys, Inc.	2,840	65,956
Gaon Cable Company, Ltd.	730	28,502
Global & Yuasa Battery Company, Ltd.	3,500	37,582
H.S. R & A Company, Ltd.	2,200	22,475
Hae In Corp.	3,900	19,364
Halla Engineering & Construction Corp.	3,230	110,842
Hana Financial Group, Inc.	61,520	2,521,521
Handok Pharmaceuticals Company, Ltd.	1,000	18,504
Handsome Company, Ltd.	7,260	78,184
Hanil Cement Manufacturing Company, Ltd.	2,110	196,812
Hanil Construction Company, Ltd.	3,058	41,338
Hanil E-Wha Company, Ltd.	6,200	13,120
Hanjin Shipping Company, Ltd.	27,740	1,095,980
Hanjin Transportation Company, Ltd.	3,340	109,715
Hankook Cosmetics Company, Ltd.	6,400	22,420
Hankook Tire Company, Ltd.	55,950	890,111
Hankuk Glass Industries, Inc.	1,970	55,370
Hankuk Paper Manufacturing Company, Ltd.	1,520	53,595
Hanmi Capital Company, Ltd.	5,310	64,145
Hanshin Construction Company, Ltd.	3,090	77,826
Hansol Chemical Company, Ltd.	2,900	27,321
Hansol Paper Company, Inc. *	12,950	144,431
Hanssem Company, Ltd.	3,800	29,199

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hanwha Chem Corp.	27,020	$458,950
Hanwha Securities Company, Ltd. *	15,502	168,827
Hanwha Timeworld Company, Ltd.	2,650	34,513
Heung-A Shipping Company, Ltd.	6,660	21,275
Honam Petrochemical Corp.	7,420	607,096
Hotel Shilla Company , Ltd.	8,260	227,107
Husteel Company, Ltd.	2,300	42,340
Hwa Shin Company, Ltd. *	14,700	40,819
Hwa Sung Industrial Company, Ltd.	2,730	32,530
Hwacheon Machine Tool Company, Ltd.	940	42,182
Hynix Semiconductor, Inc. *	22,900	645,739
Hyosung Corp.	11,560	785,199
Hyundai Cement Company, Ltd.	2,010	74,080
Hyundai DSF Company, Ltd.	2,300	25,558
Hyundai H & S Company, Ltd.	520	38,755
Hyundai Hysco Company, Ltd.	22,100	193,728
Hyundai Motor Company, Ltd.	87,706	7,004,097
Hyundai Pharmaceutical Industrial Company,
Ltd.	15,500	69,038
Hyundai Securities Company, Ltd. *	49,005	767,798
Hyundai Steel Company	22,960	1,614,177
Il Dong Pharmaceutical Company, Ltd. *	710	29,896
Iljin Diamond Company, Ltd.	1,300	17,601
Ilshin Spinning Company, Ltd.	370	27,647
Ilsung Pharmaceutical Company, Ltd.	990	100,170
Inzi Controls Company, Ltd.	6,050	28,444
Isu Chemical Company, Ltd.	1,700	13,972
Jahwa Electronics Company, Ltd.	4,300	26,294
Jeil Mutual Savings Bank	1,820	11,407
Jeil Pharmaceutical Company, Ltd. *	6,510	71,979
Jeonbuk Bank, Ltd.	9,973	74,716
Joongang Construction Company, Ltd. *	1,260	15,537
KC Tech Company, Ltd.	8,126	46,968
KCC Corp.	2,350	1,089,995
KCTC	1,530	35,408
Keangnam Enterprises, Ltd.	3,358	108,414
Keyang Electric Machinery Company, Ltd.	13,000	32,034
KG Chemical Corp. *	5,600	54,587
Kia Motors Corp. *	97,670	1,127,981
Kirin Company, Ltd. *	1,540	1,297
Kiswire, Ltd.	2,650	106,611
Kolon Engineering &
Construction Company, Ltd.	3,900	42,736
Kolon Industries, Inc. *	3,990	113,892
Kookmin Bank, SADR	25,500	1,429,275
Korea Airport Service Company, Ltd.	760	42,075
Korea Cast Iron Pipe Industries Company, Ltd. *	5,500	27,084
Korea Circuit Company, Ltd. *	5,300	21,016
Korea Development Corp.	1,450	21,954
Korea Development Financing Corp. *	390	14,751
Korea Electric Terminal Company, Ltd.	1,300	25,399
Korea Exchange Bank	50,730	678,152
Korea Flange Company, Ltd.	4,810	63,622
Korea Iron & Steel Company, Ltd.	3,350	248,552
Korea Kumho Petrochemical Company, Ltd.	3,700	214,697
Korea Mutual Savings Bank	1,980	46,650
Korea Polyol Company, Ltd.	887	53,559

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Korea Zinc Company, Ltd.	944	$114,606
Korean Air Lines Company, Ltd.	18,550	1,004,049
Korean Petrochemical Industrial Company,
Ltd.	2,430	91,803
KP Chemical Corp. *	27,370	200,207
KT Freetel Company, Ltd. *	49,600	1,452,578
Kukdo Chemical Company, Ltd.	1,000	25,090
Kumho Investment Bank *	6,037	74,051
Kumho Tire Company, Inc.	20,600	218,310
Kumkang Industrial Company, Ltd.	1,400	14,846
Kunsul Chemical Industrial Company, Ltd. *	1,970	34,214
Kwang Dong Pharmaceutical Company, Ltd.	8,100	38,925
Kyeryong Construction
Industrial Company, Ltd.	2,510	85,834
Kyung Nong Corp.	9,470	47,253
Lee Ku Industrial Company, Ltd.	8,395	12,722
LG Chem, Ltd.	7,270	545,261
LG Dacom Corp.	20,260	383,854
LG Electronics, Inc.	29,780	3,827,257
LG International Corp.	10,930	219,801
Lotte Chilsung Beverage Company, Ltd.	311	292,010
Lotte Confectionery Company, Ltd.	400	512,410
Lotte Samkang Company, Ltd.	343	58,896
Manho Rope & Wire, Ltd.	1,350	17,137
Meritz Investment Bank *	31,951	46,780
Meritz Securities Company, Ltd. *	11,746	96,319
Moorim Paper Company, Ltd.	5,200	44,903
Namyang Dairy Products Company, Ltd.	180	141,223
Nexen Corp.	1,160	32,845
NH Investment & Securities Company, Ltd. *	3,560	36,303
Nong Shim Company, Ltd.	1,400	255,558
Nong Shim Holdings Company, Ltd.	1,410	103,386
Ottogi Corp.	536	66,029
Pang Rim Company, Ltd.	910	20,934
PaperCorea, Inc.	2,800	21,205
Pohang Coated Steel Company, Ltd.	1,300	29,199
Poonglim Industrial Company, Ltd.	3,790	29,320
Poongsan Corp.	8,040	140,775
Pulmuone Company, Ltd.	1,760	81,415
Pumyang Construction Company, Ltd.	970	18,406
Pusan Bank	62,020	778,423
Pusan City Gas Company, Ltd.	3,100	71,605
S&T Dynamics Company, Ltd.	10,410	106,870
Saehan Industries, Inc. *	15,310	93,156
Saehan Media Company, Ltd. *	4,273	21,322
Sam Kwang Glass Industrial Company, Ltd.	750	27,118
Sam Lip General Foods Company, Ltd.	2,300	21,444
Sam Young Electronics Company, Ltd.	2,950	34,075
Sambu Construction Company, Ltd.	1,200	54,861
Samhwa Paint Industrial Company, Ltd.	5,090	16,321
Samick Musical Instruments Company, Ltd. *	8,450	6,862
Samick THK Company, Ltd.	6,800	16,161
Samjin Pharmaceutical Company, Ltd.	694	37,731
Samsung Corp.	38,740	2,724,296
Samsung Electro-Mechanics Company, Ltd.	17,840	976,682
Samsung Fine Chemicals Company, Ltd.	7,370	402,677
Samsung SDI Company, Ltd. *	17,600	1,386,871

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Samwhan Corp.	1,400	$30,380
Samyang Corp.	2,080	91,446
Samyang Genex Company, Ltd.	930	52,145
Samyang Tongsang Company, Ltd.	1,360	47,858
Samyung Trading Company, Ltd. *	4,300	20,581
Savezone I & C Corp.	16,880	44,023
Seah Besteel Corp.	7,910	122,530
SeAH Holdings Corp.	1,010	92,632
SeAH Steel Corp.	770	39,526
Sebang Company, Ltd.	5,920	84,820
Sejong Industrial Company, Ltd.	4,700	23,761
Sempio Foods Company, Ltd.	1,960	37,044
Sgwicus Corp. *	8,400	24,804
SH Chemical Company, Ltd. *	2,600	21,455
Shin Poong Pharmaceutical Company, Ltd.	1,870	36,566
Shinhan Engineering & Construction
Company, Ltd. *	2,606	40,633
Shinhan Financial Group Company, Ltd.,
SADR *	23,300	2,459,781
Shinheung Securities Company, Ltd. *	3,800	129,321
Shinil Engineering Company, Ltd.	3,180	37,235
Shinsegae Engineering & Construction
Company, Ltd.	700	21,842
Shinsung ENG Company, Ltd.	7,800	41,371
Shinsung Engineering & Construction
Company, Ltd.	2,678	17,229
Shinyoung Securities Company, Ltd. *	2,636	136,235
Silla Company, Ltd.	3,180	41,965
Sindo Ricoh Company, Ltd.	2,840	149,406
SJM Company, Ltd.	5,800	29,886
SK Corp.	3,738	539,238
SK Gas Company, Ltd.	2,870	198,541
SKC Company, Ltd.	7,200	151,475
SL Corp. *	3,400	26,298
Songwon Industrial Company, Ltd. *	8,100	37,224
Ssangyong Cement Industrial Company, Ltd. *	20,770	269,012
Ssangyong Motor Company, Ltd. *	26,890	148,058
Suheung Capsule Company, Ltd.	2,800	18,086
Sung Bo Chemicals Company, Ltd.	950	35,915
Sung Chang Enterprise Company, Ltd.	1,750	41,566
Sungjee Construction Company, Ltd.	1,400	36,064
Sungshin Cement Company, Ltd. *	5,760	63,365
Sunjin Company, Ltd.	1,260	35,892
Tae Kyung Industrial Company, Ltd.	10,000	42,210
Taegu Department Store Company, Ltd. *	2,700	39,277
Taekwang Industrial Company, Ltd.	133	120,791
Taeyoung Engineering & Construction, Ltd.	9,690	79,607
Taihan Textile Company, Ltd. *	290	13,283
Tailim Packaging Industrial Company, Ltd.	3,000	30,239
Telcoware Company, Ltd.	3,800	30,042
Trybrands, Inc. *	5,400	28,192
TS Corp.	980	61,760
Uangel Corp.	3,800	23,121
Unid Company, Ltd.	1,200	44,871
Union Steel Company, Ltd. *	2,980	74,922
Wiscom Company, Ltd.	3,760	15,465
Woongjin Holdings Company, Ltd.	2,860	59,015

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Woori Investment & Securities Company, Ltd. *	26,550	$565,599
Yesco Company, Ltd.	1,950	71,442
Yoosung Enterprise Company, Ltd.	6,200	22,658
Youlchon Chemical Company, Ltd.	9,090	60,325
Young Poong Corp.	225	98,535
Young Poong Paper Manufacturing
Company, Ltd.	650	21,003
Youngone Corp.	11,950	97,674
Yuhwa Securities Company, Ltd. *	3,410	66,781

		53,234,599
Taiwan - 11.42%
Acbel Polytech, Inc. *	225,000	105,377
Accton Technology Corp. *	113,000	44,445
Achem Technology Corp.	103,000	56,227
AGV Products Corp. *	199,000	87,321
Ambassador Hotel Company, Ltd.	93,000	159,000
Ampoc Far-East Company, Ltd.	84,460	34,198
Arima Computer Corp. *	407,000	66,709
Asia Polymer Corp.	111,000	102,706
Avision, Inc.	77,376	47,268
Bank of Kaohsiung, Ltd.	194,000	114,938
Behavior Technology Computer Corp. *	2,400	1,211
BES Engineering Corp. *	770,700	282,484
Carnival Industrial Corp. *	198,000	65,962
Cathay Chemical Works, Inc.	93,000	48,228
Cathay Real Estate Development
Company, Ltd.	235,000	209,611
Central Reinsurance Company, Ltd.	156,450	98,446
Chang Hwa Commercial Bank, Ltd.	2,683,000	2,033,939
Charoen Pokphand Enterprise Company, Ltd.	125,000	69,556
Cheng Loong Corp.	536,000	214,314
Chenming Mold Industrial Corp.	126,774	42,760
Chi Investments, Ltd. *	3,215	0
Chia Her Industrial Company, Ltd. *	360,000	34,947
Chia Hsin Cement Corp. *	274,000	248,986
Chien Shing Stainless Steel Company, Ltd. *	199,000	64,531
China Airlines, Ltd.	989,680	576,196
China Chemical & Pharmaceutical Company,
Ltd.	129,000	92,098
China Development Financial Holdings Corp.	6,155,280	2,847,321
China Electric Manufacturing Corp.	94,000	55,518
China General Plastics Corp. *	140,000	49,882
China Glaze Company, Ltd.	107,590	44,763
China Manmade Fibers Corp. *	604,000	238,953
China Motor Company, Ltd.	427,125	414,711
China Petrochemical Development Corp. *	1,022,000	552,010
China Steel Structure Company, Ltd.	94,000	62,187
China Wire & Cable Company, Ltd. *	110,000	30,809
Chin-Poon Industrial Company, Ltd.	128,000	111,542
Chun Yu Works & Company, Ltd.	155,000	51,334
Chun Yuan Steel Industrial Company, Ltd.	296,700	132,940
Chung Hwa Pulp Corp.	207,000	159,817
Chunghwa Picture Tubes, Ltd. *	3,961,000	1,216,776
CMC Magnetics Corp. *	1,823,000	602,606
Collins Company, Ltd.	186,000	73,917
Compeq Manufactuing Company, Ltd.	556,000	184,669

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Continental Engineering Corp.	412,000	$326,164
Cosmos Bank Taiwan *	497,000	48,098
Da-Cin Construction Company, Ltd.	218,000	165,945
Delpha Construction Company, Ltd. *	181,000	56,563
E.Sun Financial Holding Company, Ltd. *	2,143,000	1,310,361
Eastern Media International Corp.	528,000	186,306
Edom Technology Company, Ltd.	71,000	42,021
Elitegroup Computer Systems Company, Ltd. *	507,000	253,539
Enlight Corp.	163,769	44,848
EVA Airways Corp. *	996,000	597,244
Everest Textile Company, Ltd.	230,000	62,093
Evergreen International Storage & Transport
Corp.	550,000	552,333
Evergreen Marine Corp.	790,000	782,976
Everspring Industry Company, Ltd. *	138,000	39,852
Evertop Wire Cable Corp.	140,395	41,973
Excel Cell Electronic Company, Ltd.	34,000	17,144
Far Eastern International Bank *	967,000	383,401
Federal Corp.	226,665	173,039
First Copper Technology Company, Ltd.	104,000	48,815
First Insurance Company, Ltd.	115,000	59,852
Formosa Taffeta Company, Ltd.	454,000	516,011
Formosan Rubber Group, Inc.	136,000	99,898
Fwusow Industry Company, Ltd.	99,000	43,781
Gigabyte Technology Company, Ltd.	450,000	358,847
Gigastorage Corp. *	146,000	41,338
Goldsun Development & Construction
Company, Ltd.	697,310	510,125
Gordon Auto Body Parts Company, Ltd.	49,440	18,963
Grand Pacific Petrochemical Corp. *	285,000	118,167
Grape King, Inc.	108,000	79,148
Great China Metal Industry Company, Ltd.	90,000	46,131
Hey Song Corp.	219,000	129,015
Hitron Technology, Inc. *	108,000	35,538
Ho Tung Chemical Corp. *	308,000	113,280
Hocheng Group Corp. *	229,500	92,446
Hold-Key Electric Wire & Cable Company, Ltd. *	138,000	54,390
Hsing TA Cement Company, Ltd.	120,000	51,852
Hua Eng Wire & Cable Company, Ltd.	333,000	145,707
Hua Nan Financial Holdings Company, Ltd.	604,000	558,197
Hung Ching Development Company, Ltd.	166,000	111,214
Hung Sheng Construction Company, Ltd.	187,000	202,661
Hwa Fong Rubber Company, Ltd. *	77,000	24,289
Ichia Technologies, Inc.	74,000	56,189
Inventec Company, Ltd.	535,000	329,255
Jui Li Enterprise Company, Ltd.	65,000	24,635
Kang Na Hsiung Enterprise Company, Ltd.	79,000	50,324
Kao Hsing Chang Iron & Steel Corp. *	447,000	141,484
Kindom Construction Company, Ltd.	194,000	128,515
King Yuan Electronics Company, Ltd.	514,695	267,716
King's Town Bank *	471,000	154,749
Kinpo Electronics, Inc.	789,480	276,220
Kwong Fong Industries Corp. *	231,000	84,604
Lan Fa Textile Company, Ltd.	165,640	64,496
Lead Data, Inc. *	182,000	41,647
Lealea Enterprise Company, Ltd. *	307,000	112,017
Leofoo Development Company, Ltd. *	86,000	76,171

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Li Peng Enterprise Company, Ltd. *	281,600	$92,780
Lien Hwa Industrial Corp.	308,878	242,788
Lingsen Precision Industries, Ltd.	146,178	63,236
Long Bon Development Company, Ltd.	41,000	26,396
Long Chen Paper Company, Ltd.	218,549	94,058
Lucky Cement Corp.	167,000	71,024
Macronix International Company, Ltd., SADR	22,180	100,754
Macronix International Company, Ltd.	1,720,722	787,224
Mega Financial Holding Company, Ltd.	5,978,000	4,716,396
Mercuries & Associates, Ltd.	232,000	189,829
Mercuries Data Systems, Ltd. *	204,000	48,611
Micro-Star International Company, Ltd.	530,947	456,861
Namchow Chemical Industrial Company, Ltd. *	180,000	61,028
Nanya Technology Corp.	751,864	449,447
Nien Hsing Textile Company, Ltd.	259,000	179,696
Optimax Technology Corp. *	285,000	87,649
Pacific Construction Company, Ltd. *	160,000	24,787
Prodisc Technology, Inc. *	387,000	60,621
Quintain Steel Company, Ltd. *	164,000	49,419
Ralec Electronic Corp. *	39,000	49,783
Rectron, Ltd. *	174,168	26,551
Reward Wool Industry Corp. *	186,000	67,686
Rexon Industrial Corp., Ltd. *	80,000	23,553
Ritek Corp. *	1,544,000	403,492
Sampo Corp. *	581,000	138,528
Sanyang Industrial Company, Ltd.	337,000	257,711
Sanyo Electric Taiwan Company, Ltd.	38,000	55,979
Sesoda Corp.	69,750	59,262
Sheng Yu Steel Company, Ltd.	25,000	25,825
Shinkong Insurance Company, Ltd.	91,020	56,718
Shinkong Synthetic Fibers Corp. *	675,000	266,644
Shuttle, Inc. *	122,000	50,714
Silicon Integrated Systems Corp.	355,000	112,858
Sinon Corp.	164,000	69,003
SinoPac Holdings Company, Ltd.	3,901,000	1,857,667
Sintek Photronic Corp. *	383,000	119,518
Siward Crystal Technology Company, Ltd.	61,156	39,376
Southeast Cement Company, Ltd.	295,000	136,638
Standard Foods Corp.	98,000	59,050
Stark Technology, Inc.	95,000	53,338
Ta Chong Bank, Ltd. *	750,000	260,025
Ta Ya Electric Wire & Cable Company, Ltd.	278,008	95,377
Tah Hsin Industrial Company, Ltd.	65,000	62,837
Taichung Commercial Bank *	656,000	340,729
Tainan Spinning Company, Ltd.	798,000	463,466
Taishin Financial Holdings Company, Ltd. *	2,746,000	1,377,905
Taisun Enterprise Company, Ltd. *	150,000	55,078
Taita Chemical Company, Ltd. *	100,000	37,671
Taiwan Business Bank *	1,850,000	720,442
Taiwan Cooperative Bank	840,580	830,145
Taiwan Fire & Marine Insurance Company, Ltd.	71,000	72,883
Taiwan Fu Hsing Industrial Company, Ltd.	86,000	51,329
Taiwan Glass Industrial Corp.	473,472	584,564
Taiwan Kolin Company, Ltd. *	327,000	140,712
Taiwan Pulp & Paper Corp. *	176,000	76,661
Taiwan Sakura Corp. *	100,000	43,701

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Styrene Monomer Corp.	250,640	$118,068
Taiwan Tea Corp. *	382,000	350,584
Taiyen Biotech Company, Ltd.	115,000	99,619
Tatung Company, Ltd. *	2,291,000	1,485,114
Teapo Electronic Corp. *	205,000	47,102
Teco Electric & Machinery Company, Ltd.	1,256,000	777,659
Tecom Company, Ltd.	108,000	72,921
Tex-Ray Industrial Company, Ltd.	90,000	39,938
Ton Yi Industrial Corp.	664,000	345,459
Twinhead International Corp. *	224,000	35,449
Tycoons Group Enterprise Company, Ltd. *	238,000	67,822
Tze Shin International Company, Ltd.	59,360	45,349
Union Bank of Taiwan *	612,000	150,713
Unitech Electronics Company, Ltd.	101,299	62,093
United Microelectronics Corp.	8,696,454	5,297,803
Universal Cement Corp. *	144,100	113,290
UPC Technology Corp.	386,899	245,587
USI Corp.	294,000	197,170
U-Tech Media Corp. *	180,000	53,498
Ve Wong Corp. *	61,000	51,865
Walsin Lihwa Corp.	1,814,000	899,948
Walsin Technology Corp.	259,000	191,171
Waterland Financial Holding Company	744,600	294,880
Wei Chih Steel Industrial Company, Ltd. *	100,000	33,105
Winbond Electronics Corp.	2,185,000	648,440
Wintek Corp.	468,000	425,235
WUS Printed Circuit Company, Ltd. *	225,000	65,325
Yageo Corp.	1,587,000	585,180
Yang Ming Marine Transport Corp.	840,662	663,926
Yi Jinn Industrial Company, Ltd. *	314,000	52,825
Yieh Phui Enterprise Company, Ltd.	718,940	348,333
Yosun Industrial Corp.	75,174	62,560
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	667,610	301,185
Yulon Motor Company, Ltd.	501,355	730,218
Yungtay Engineering Company, Ltd.	177,000	165,536
Zig Sheng Industrial Company, Ltd.	203,600	54,626

		54,208,419
Thailand - 3.27%
Aapico Hitech PCL	120,600	42,134
Adkinson Securities PCL *	2,245,200	52,769
Asia Plus Securities PCL	440,200	46,697
Bangkok Aviation Fuel Services PCL	139,371	46,036
Bangkok Bank PCL, NVDR	1,131,100	4,871,109
Bangkok Expressway PCL	320,600	206,707
Bangkok Insurance PCL	1,500	13,340
Bangkok Land PCL *	6,345,600	139,065
Cal-Comp Electronics Thailand PCL	903,000	150,572
Capital Nomura Securities PCL	25,000	23,531
Charoen Pokphand Foods PCL	2,900,700	420,111
CS Loxinfo PCL	394,400	52,111
Delta Electronics Thailand PCL	293,600	196,759
Eastern Water Resources Development &
Management PCL	295,200	42,004
Golden Land Property PCL *	37,000	9,122
Hemaraj Land & Development PCL	4,907,500	202,628

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Home Product Center PCL *	358,382	$58,620
Jasmine International PCL *	5,110,500	45,448
KGI Securities Thailand PCL *	1,851,200	134,055
Kiatnakin Finance PCL	238,300	217,600
Krung Thai Bank PCL	4,227,200	1,356,034
Krungthai Card PCL	134,500	99,535
Loxley PCL *	1,513,100	112,455
MBK PCL	46,300	105,144
Nakornthai Strip Mill PCL *	12,761,300	109,435
National Finance PCL	874,200	430,367
Padaeng Industry PCL	79,100	84,889
Polyplex PCL	372,400	86,935
Power Line Engineering PCL	224,700	35,255
Pranda Jewelry PCL	214,300	54,451
PTT Chemical PCL	567,100	1,891,234
Quality House PCL	3,885,800	338,164
Regional Container Lines PCL	209,100	162,047
Robinson Department Store PCL	154,900	58,546
Saha-Union PCL	157,500	99,547
Sahaviriya Steel Industries PCL *	5,606,100	163,812
Samart Corp. PCL	158,500	38,763
Sansiri PCL	965,300	123,862
SC Asset Corp. PCL	168,200	78,531
Seamico Securities PCL *	416,000	42,016
Serm Suk PCL *	86,700	50,668
Shin Satellite PCL *	488,500	159,808
Siam Commercial Bank PCL	490,700	1,410,461
Sino Thai Engineering & Construction PCL *	314,900	49,408
Sri Trang Agro-Industry PCL	60,500	26,517
Supalai PCL	991,500	117,147
Tata Steel Thailand PCL	1,714,200	119,779
Thai Plastic & Chemical PCL	352,400	240,642
Thai Union Frozen Products PCL	312,600	199,564
Tipco Asphalt PCL	97,100	62,605
Tisco Bank PCL, NVDR *	54,700	51,014
TMB Bank PCL *	8,802,191	366,234
TPI Polene PCL	800,000	167,699
Vanachai Group PCL	672,300	73,454

		15,536,440
Turkey - 2.77%
Adana Cimento Sanayii TAS	137,502	66,208
Akenerji Elektrik Uretim AS *	28,238	182,625
Aksa Akrilik Kimya Sanayii AS	52,488	77,790
Aksigorta AS *	148,926	542,571
Alarko Holding AS	47,896	98,716
Alkim Alkali Kimya AS	9,413	54,902
Altinyildiz Mensucat ve Konfeksiyon
Fabrikalari AS *	14,167	61,254
Anadolu Cam Sanayii AS	84,287	167,345
Anadolu Isuzu Otomotiv Sanayi AS	6,122	41,346
Anadolu Sigorta AS	161,015	156,539
Ayen Enerji AS *	53,740	89,119
Aygaz AS	95,819	325,039
Bati Cimento AS	7,206	40,552
BatiSoke AS *	16,968	28,314
Bolu Cimento Sanayii AS *	79,896	109,892

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Borusan Mannesmann Boru Sanayi AS	5,559	$37,285
Bossa Ticaret ve Sanayi Isletmeleri TAS	57,084	52,344
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	832	37,736
BSH Ev Aletleri Sanayi ve Ticaret AS	2,182	37,519
Cemtas Celik Makina Sanayi ve Ticaret AS *	67,700	79,736
Cimsa Cimento Sanayi ve Ticaret AS	47,762	238,493
Dogan Sirketler Grubu Holdings AS *	640,222	644,977
Dogus Otomotiv Servis ve Ticaret AS	48,187	186,297
Eczacibasi Ilac Sanayi AS *	54,563	148,087
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	33,480	62,924
Eregli Demir ve Celik Fabrikalari TAS	418,653	2,943,347
Gentas Genel Metal Sanayi ve Ticaret AS *	43,807	36,208
Global Yatirim Holding AS *	112,799	78,028
Goldas Kuyumculuk Sanayi AS *	54,846	81,404
Goodyear Lastikleri TAS *	2,606	22,295
GSD Holding AS *	219,149	199,902
Gunes Sigorta AS *	31,528	31,532
Hektas Ticaret TAS	57,406	48,368
Izmir Demir Celik Sanayi AS *	26,754	51,526
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	137,304	136,249
Kartonsan Karton Sanayi ve Ticaret AS	1,065	37,646
Konya Cimento Sanayii AS	708	21,189
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	45,827	75,056
Marmaris Marti Otel Isletmeleri AS *	100,968	65,151
Menderes Tekstil Sanayi ve Ticaret AS *	126,375	36,846
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	39,902
Net Turizm Ticaret ve Sanayi AS *	98,338	55,637
Nortel Networks Netas Telekomunikasyon AS	3,939	43,981
Parsan Makina Parcalari Sanayii AS *	40,197	54,333
Pinar Entegre Et ve Un Sanayi AS	36,324	94,681
Pinar Sut Mamulleri Sanayii AS	25,633	110,366
Sanko Pazarlama Ithalat Ihracat AS *	20,076	37,130
Sarkuysan Elektrolitik Bakir AS	32,233	59,917
Tekstil Bankasi AS *	60,005	87,504
Trakya Cam Sanayi AS	194,949	245,820
Turk Sise ve Cam Fabrikalari AS	405,141	500,550
Turkiye Is Bankasi AS	1,093,142	4,067,267
Ulker Gida Sanayi ve Ticaret AS	26,738	53,272
Usas Ucak Servisi AS	27,986	29,837
Uzel Makina Sanayii AS *	20,846	15,635
Uzel Makina Sanayii AS *	2,085	834
Vestel Elektronik Sanayi ve Tracaret AS *	71,840	89,609
Zorlu Enerji Elektrik Uretim AS *	33,714	111,264

		13,129,896

TOTAL COMMON STOCKS (Cost $449,656,215)		$447,032,497

PREFERRED STOCKS - 5.23%

Brazil - 5.23%
ArcelorMittal Inox Brasil SA	4,500	242,093
Bardella SA Industrias Mecanicas *	916	101,299
Centrais Eletricas de Santa Catarina SA,
Series B *	19,800	487,468

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Companhia de Tecidos Norte de Minas SA *	5,000	$24,506
Confab Industrial SA *	54,200	156,296
Fabrica de Produtos Alimenticios Vigor SA *	96,000	185,467
Marcopolo SA *	103,400	338,833
Metalurgica Gerdau SA	166,300	6,927,982
Petroquimica Uniao SA	7,000	57,326
Suzano Papel e Celulose SA *	137,900	2,081,821
Suzano Petroquimica SA *	99,554	602,532
Telemar Norte Leste SA, Series A *	100,000	5,186,072
Uniao de Industrias Petroquimicas SA, Series
B	358,000	316,236
Usinas Siderurgicas de Minas Gerais SA,
Series A	145,200	8,142,520

		24,850,451

TOTAL PREFERRED STOCKS (Cost $15,976,691)		$24,850,451

WARRANTS - 0.01%

Hong Kong - 0.00%
HKC Holdings, Ltd.
(Expiration Date 11/30/2009, Strike
Price HKD 2.05) *	74,800	2,191

India - 0.00%
Cholamandalam DBS Finance, Ltd.
(Expiration Date 05/06/2009) *	4,517	4,915

Indonesia - 0.00%
Summarecon Agung Tbk PT
(Expiration Date 06/21/2010, Strike
Price IDR 1,100.00) *	16,708	218

Malaysia - 0.01%
Bandar Raya Developments BHD
(Expiration Date 09/26/2012, Strike
Price MYR 1.10) *	108,360	32,523

TOTAL WARRANTS (Cost $3,144)		$39,847

RIGHTS - 0.02%

India - 0.01%
Indian Hotels Company, Ltd. (Expiration Date
04/24/2008, Strike Price INR 100.00) *	87,258	69,271

Indonesia - 0.01%
Bakrie and Brothers Tbk PT (Expiration Date
04/15/2008, Strike Price IDR 500.00) *	31,814,650	34,562

Poland - 0.00%
Krosno SA (Strike Price PLN 0.50) *	24,403	12,064

TOTAL RIGHTS (Cost $0)		$115,897

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.34%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$1,602,071 on 04/01/2008,
collateralized by $1,650,000
Federal Home Loan Mortgage
Corp., 1.00% due 07/11/2022
(valued at $1,641,251, including
interest)	$1,602,000	$1,602,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,602,000)		$1,602,000

Total Investments (Emerging Markets Value Trust)
(Cost $467,238,050) - 99.75%		$473,640,692
Other Assets in Excess of Liabilities - 0.25%		1,181,335

TOTAL NET ASSETS - 100.00%		$474,822,027

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Banking	12.47%
Automobiles	5.67%
Steel	5.44%
Food & Beverages	5.28%
International Oil	4.92%

Emerging Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.90%

Advertising - 1.22%
inVentiv Health, Inc. *	76,394	$2,200,911

Aerospace - 2.88%
BE Aerospace, Inc. *	76,589	2,676,785
Triumph Group, Inc. (a)	44,220	2,517,445

		5,194,230
Air Travel - 1.21%
Allegiant Travel Company *	45,955	1,214,131
Flughafen Wien AG	8,070	973,118

		2,187,249
Apparel & Textiles - 5.18%
Crocs, Inc. * (a)	98,775	1,725,599
Deckers Outdoor Corp. *	8,866	955,932
G & K Services, Class A	35,440	1,262,019
Iconix Brand Group, Inc. *	70,258	1,218,976
Lululemon Athletica, Inc. * (a)	29,000	824,470
The Gymboree Corp. *	43,273	1,725,727
The Warnaco Group, Inc. *	41,500	1,636,760

		9,349,483
Auto Parts - 0.90%
LKQ Corp. *	72,691	1,633,367

Auto Services - 0.59%
Sixt AG	23,800	1,061,406

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking - 3.72%
East West Bancorp, Inc. (a)	63,721	$1,131,048
Prosperity Bancshares, Inc.	51,360	1,471,978
Signature Bank *	42,825	1,092,037
United Community Banks, Inc. (a)	86,160	1,462,997
Virginia Commerce Bancorp, Inc. * (a)	136,588	1,568,030

		6,726,090
Biotechnology - 2.79%
Applera Corp. - Celera Genomics Group *	133,667	1,964,905
Illumina, Inc. *	31,406	2,383,715
Immucor, Inc. *	32,713	698,096

		5,046,716
Broadcasting - 1.12%
Sinclair Broadcast Group, Inc., Class A (a)	227,315	2,025,377

Building Materials & Construction - 0.51%
Carillion PLC	117,360	920,872

Business Services - 3.62%
FactSet Research Systems, Inc.	32,364	1,743,449
Kendle International, Inc. * (a)	36,570	1,642,724
Stanley, Inc. *	54,537	1,606,660
Watson Wyatt Worldwide, Inc., Class A	27,142	1,540,309

		6,533,142
Cable & Television - 1.99%
Central European Media Enterprises, Ltd.,
Class A *	24,218	2,064,100
Time Warner Telecom, Inc., Class A *	98,646	1,528,027

		3,592,127
Chemicals - 0.77%
Zoltek Companies, Inc. * (a)	52,312	1,387,314

Commercial Services - 1.95%
HMS Holdings Corp. *	77,545	2,213,910
Live Nation, Inc. * (a)	107,185	1,300,154

		3,514,064
Computers & Business Equipment - 2.33%
Blue Coat Systems, Inc. *	29,525	650,731
MICROS Systems, Inc. *	80,025	2,693,641
Synaptics, Inc. * (a)	35,960	858,725

		4,203,097
Correctional Facilities - 1.10%
The Geo Group, Inc. *	69,595	1,979,282
Cosmetics & Toiletries - 1.14%
Bare Escentuals, Inc. * (a)	47,415	1,110,459
Chattem, Inc. * (a)	14,300	948,662

		2,059,121
Crude Petroleum & Natural Gas - 6.57%
Arena Resources, Inc. *	57,090	2,209,954
Carrizo Oil & Gas, Inc. *	48,920	2,899,488
Concho Resources, Inc. *	129,840	3,329,098
Dana Petroleum PLC *	42,930	1,074,040
JKX Oil & Gas PLC	102,065	892,113
Penn Virginia Corp.	33,200	1,463,788

		11,868,481

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care - 0.83%
Luminex Corp. * (a)	76,290	$1,499,098

Educational Services - 0.73%
Capella Education Company *	24,175	1,319,955

Electrical Equipment - 0.92%
Baldor Electric Company	59,435	1,664,180

Electronics - 0.85%
DRS Technologies, Inc.	26,508	1,544,886

Financial Services - 5.37%
Affiliated Managers Group, Inc. * (a)	46,019	4,175,764
GFI Group, Inc. *	27,160	1,556,268
Intermediate Capital Group PLC	32,470	1,007,715
optionsXpress Holdings, Inc.	62,800	1,300,588
Stifel Financial Corp. * (a)	36,990	1,660,851

		9,701,186
Food & Beverages - 1.73%
Hansen Natural Corp. *	58,520	2,065,756
Sligro Food Group NV	26,850	1,050,830

		3,116,586
Healthcare Products - 6.25%
Conceptus, Inc. * (a)	83,285	1,545,770
Herbalife, Ltd.	36,505	1,733,987
Hologic, Inc. *	18,530	1,030,268
Inverness Medical Innovations, Inc. *	36,564	1,100,576
LifeCell Corp. *	31,795	1,336,344
PSS World Medical, Inc. *	104,984	1,749,033
Volcano Corp. *	86,667	1,083,338
Wright Medical Group, Inc. *	70,355	1,698,370

		11,277,686
Healthcare Services - 3.92%
Amedisys, Inc. *	37,040	1,457,153
ICON PLC, SADR *	26,421	1,714,459
Psychiatric Solutions, Inc. *	75,140	2,548,749
Sun Healthcare Group, Inc. *	103,055	1,354,143

		7,074,504
Industrials - 1.06%
Clean Harbors, Inc. *	29,435	1,913,275

Insurance - 1.42%
Castlepoint Holdings, Ltd.	130,715	1,271,857
Tower Group, Inc.	51,550	1,297,513

		2,569,370
Internet Software - 0.86%
DealerTrack Holdings, Inc. *	77,012	1,557,183

Leisure Time - 1.46%
Life Time Fitness, Inc. * (a)	46,370	1,447,208
WMS Industries, Inc. *	32,862	1,182,046

		2,629,254
Liquor - 2.46%
Central European Distribution Corp. * (a)	76,291	4,439,373

Manufacturing - 0.71%
Barnes Group, Inc.	55,847	1,281,689

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products - 0.53%
Horsehead Holding Corp. * (a)	82,050	$950,139

Petroleum Services - 4.26%
Core Laboratories N.V. *	25,453	3,036,543
GulfMark Offshore, Inc. *	43,926	2,403,631
Superior Energy Services, Inc. *	56,920	2,255,170

		7,695,344
Pharmaceuticals - 2.16%
American Oriental Bioengineering, Inc. * (a)	159,090	1,288,629
Eurand NV * (a)	95,656	1,447,275
United Therapeutics Corp. *	13,489	1,169,496

		3,905,400
Real Estate - 3.15%
BioMed Realty Trust, Inc., REIT	82,830	1,978,809
Gafisa S.A., SADR *	59,620	1,988,923
Sunstone Hotel Investors, Inc., REIT	107,745	1,724,997

		5,692,729
Retail Trade - 0.82%
Dollar Tree, Inc. *	53,635	1,479,790

Semiconductors - 4.74%
Emulex Corp. *	67,815	1,101,316
FormFactor, Inc. *	61,940	1,183,054
Monolithic Power Systems, Inc. *	64,460	1,136,430
ON Semiconductor Corp. *	168,065	954,609
Varian Semiconductor Equipment
Associates, Inc. *	73,573	2,071,080
Verigy, Ltd. *	112,148	2,112,868

		8,559,357
Software - 6.34%
Nuance Communications, Inc. * (a)	94,655	1,647,943
Omniture, Inc. * (a)	53,460	1,240,807
Progress Software Corp. *	40,967	1,225,733
Solera Holdings, Inc. *	107,022	2,607,056
Sybase, Inc. *	65,525	1,723,307
Synchronoss Technologies, Inc. * (a)	44,425	889,833
Taleo Corp. *	50,895	987,363
Ultimate Software Group, Inc. *	37,301	1,121,268

		11,443,310
Telecommunications Equipment &
Services - 3.23%
Comtech Telecommunications Corp. *	37,001	1,443,039
NTELOS Holdings Corp.	116,398	2,816,832
PAETEC Holding Corp. * (a)	236,646	1,576,062

		5,835,933
Telephone - 0.82%
Centennial Communications Corp., Class A *	251,129	1,484,172

Transportation - 0.68%
Bristow Group, Inc. *	22,893	1,228,667

Trucking & Freight - 1.01%
Old Dominion Freight Lines, Inc. *	57,087	1,817,079

TOTAL COMMON STOCKS (Cost $176,397,202)		$173,162,474

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 21.00%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$37,920,992	$37,920,992

TOTAL SHORT TERM INVESTMENTS
(Cost $37,920,992)		$37,920,992

REPURCHASE AGREEMENTS - 2.15%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$3,888,173 on 04/01/2008,
collateralized by $3,800,000
Federal National Mortgage
Association, 5.40% due
12/14/2022 (valued at $3,966,250,
including interest)	$3,888,000	$3,888,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,888,000)		$3,888,000

Total Investments (Emerging Small Company Trust)
(Cost $218,206,194) - 119.05%		$214,971,466
Liabilities in Excess of Other Assets - (19.05)%		(34,401,210)

TOTAL NET ASSETS - 100.00%		$180,570,256

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.18%

Air Travel - 0.31%
Southwest Airlines Company	543,000	$6,733,200

Aluminum - 0.51%
Alcoa, Inc.	305,400	11,012,724

Auto Parts - 0.51%
Genuine Parts Company	275,500	11,080,610

Automobiles - 0.21%
Ford Motor Company * (a)	801,100	4,582,292

Banking - 5.92%
Allied Irish Banks PLC-Sponsored ADR	92,100	3,976,878
Bank of America Corp.	180,800	6,854,128
Bank of New York Mellon Corp.	651,300	27,178,749
Fifth Third Bancorp	712,700	14,909,684
KeyCorp	457,400	10,039,930
National City Corp.	354,400	3,526,280
Royal Bank of Scotland Group PLC	800,000	5,359,348
SunTrust Banks, Inc.	490,600	27,051,684
U.S. Bancorp	903,800	29,246,968

		128,143,649
Biotechnology - 0.85%
Amgen, Inc. *	439,400	18,358,132

Broadcasting - 0.63%
CBS Corp., Class B	615,450	13,589,136

Building Materials & Construction - 0.78%
Masco Corp.	853,300	16,920,939

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 1.56%
Automatic Data Processing, Inc.	51,200	$2,170,368
Computer Sciences Corp. *	201,600	8,223,264
Electronic Data Systems Corp.	337,700	5,622,705
H & R Block, Inc.	852,900	17,706,204

		33,722,541
Cable & Television - 1.69%
Cablevision Systems Corp., Class A *	381,200	8,169,116
Comcast Corp., Class A	334,300	6,465,362
Time Warner, Inc.	1,567,500	21,976,350

		36,610,828
Cellular Communications - 0.42%
Motorola, Inc.	973,300	9,051,690

Chemicals - 1.00%
E.I. Du Pont de Nemours & Company	465,100	21,748,076

Computers & Business Equipment - 0.95%
Cisco Systems, Inc. *	129,900	3,129,291
Dell, Inc. *	878,800	17,505,696

		20,634,987
Construction Materials - 1.21%
USG Corp. * (a)	308,000	11,340,560
Vulcan Materials Company (a)	225,200	14,953,280

		26,293,840
Cosmetics & Toiletries - 3.72%
Avon Products, Inc.	433,400	17,136,636
Colgate-Palmolive Company	127,100	9,902,361
International Flavors & Fragrances, Inc.	412,000	18,148,600
Kimberly-Clark Corp.	214,300	13,833,065
Procter & Gamble Company	308,000	21,581,560

		80,602,222
Crude Petroleum & Natural Gas - 0.97%
Hess Corp.	237,500	20,942,750

Drugs & Health Care - 0.94%
Wyeth	487,700	20,366,352

Electrical Equipment - 0.44%
Cooper Industries, Ltd., Class A	239,000	9,595,850

Electrical Utilities - 2.57%
Entergy Corp.	154,900	16,896,492
FirstEnergy Corp.	194,400	13,339,728
Pinnacle West Capital Corp.	227,100	7,966,668
Teco Energy, Inc.	278,400	4,440,480
Xcel Energy, Inc.	657,200	13,111,140

		55,754,508
Electronics - 0.15%
Harman International Industries, Inc.	76,400	3,326,456

Energy - 1.28%
Duke Energy Corp.	761,700	13,596,345
Progress Energy, Inc.	340,900	14,215,530

		27,811,875
Financial Services - 8.87%
Capital One Financial Corp.	352,800	17,364,816
Citigroup, Inc.	630,800	13,511,736

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Countrywide Financial Corp. (a)	479,200	$2,635,600
Federal National Mortgage Association	846,400	22,277,248
JP Morgan Chase & Company	1,325,000	56,908,750
Legg Mason, Inc.	255,700	14,314,086
Merrill Lynch & Company, Inc.	508,400	20,712,216
SLM Corp. *	851,900	13,076,665
UBS AG	410,000	11,938,403
Wells Fargo & Company	666,900	19,406,790

		192,146,310
Food & Beverages - 3.83%
Campbell Soup Company	201,600	6,844,320
General Mills, Inc.	356,500	21,347,220
Hershey Company	771,000	29,043,570
Kraft Foods, Inc., Class A	455,700	14,131,257
McCormick & Company, Inc.	265,300	9,808,141
The Coca-Cola Company	28,300	1,722,621

		82,897,129
Gas & Pipeline Utilities - 1.23%
NiSource, Inc.	1,014,300	17,486,532
Spectra Energy Corp.	406,850	9,255,837

		26,742,369
Healthcare Products - 1.30%
Johnson & Johnson	433,600	28,127,632

Holdings Companies/Conglomerates - 3.52%
General Electric Company	2,059,800	76,233,198

Homebuilders - 0.45%
D.R. Horton, Inc.	615,100	9,687,825

Household Appliances - 0.93%
Black & Decker Corp.	102,700	6,788,470
Whirlpool Corp.	154,000	13,364,120

		20,152,590
Household Products - 1.66%
Fortune Brands, Inc.	259,800	18,056,100
Newell Rubbermaid, Inc.	786,900	17,996,403

		36,052,503
Insurance - 5.28%
American International Group, Inc.	519,600	22,472,700
Chubb Corp.	198,000	9,797,040
Genworth Financial, Inc., Class A	381,800	8,643,952
Lincoln National Corp.	387,600	20,155,200
Marsh & McLennan Companies, Inc.	1,195,200	29,103,120
Progressive Corp.	584,800	9,397,736
The Travelers Companies, Inc.	307,400	14,709,090

		114,278,838
International Oil - 9.64%
Anadarko Petroleum Corp.	377,200	23,774,916
BP PLC, SADR	294,400	17,855,360
Chevron Corp.	623,500	53,221,960
Exxon Mobil Corp.	623,500	52,735,630
Murphy Oil Corp.	310,100	25,471,614
Royal Dutch Shell PLC, ADR	516,900	35,655,762

		208,715,242

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Content - 0.96%
Yahoo!, Inc. *	718,700	$20,791,991

Internet Retail - 0.35%
eBay, Inc. *	256,900	7,665,896

Leisure Time - 0.96%
Walt Disney Company	660,300	20,720,214

Liquor - 0.96%
Anheuser-Busch Companies, Inc.	436,000	20,688,200

Manufacturing - 3.83%
3M Company	365,200	28,905,580
Harley-Davidson, Inc.	305,000	11,437,500
Honeywell International, Inc.	355,000	20,029,100
Illinois Tool Works, Inc.	467,600	22,552,348

		82,924,528
Office Furnishings & Supplies - 0.91%
Avery Dennison Corp.	398,100	19,606,425

Paper - 1.86%
International Paper Company	1,027,400	27,945,280
MeadWestvaco Corp.	453,100	12,333,382

		40,278,662
Petroleum Services - 1.25%
BJ Services Company	405,000	11,546,550
Schlumberger, Ltd.	178,100	15,494,700

		27,041,250
Pharmaceuticals - 4.80%
Abbott Laboratories	254,400	14,030,160
Bristol-Myers Squibb Company	683,500	14,558,550
Eli Lilly & Company	594,400	30,665,096
Merck & Company, Inc.	539,000	20,455,050
Pfizer, Inc.	1,163,000	24,341,590

		104,050,446
Photography - 0.55%
Eastman Kodak Company (a)	671,900	11,872,473

Publishing - 2.51%
Gannett Company, Inc.	613,400	17,819,270
McGraw-Hill Companies, Inc.	564,200	20,847,190
The New York Times Company, Class A (a)	832,100	15,710,048

		54,376,508
Railroads & Equipment - 0.18%
Union Pacific Corp.	31,000	3,886,780

Retail Trade - 3.30%
Bed Bath & Beyond, Inc. *	594,900	17,549,550
Home Depot, Inc.	909,300	25,433,121
Macy's, Inc.	102,300	2,359,038
Tiffany & Company	102,800	4,301,152
Wal-Mart Stores, Inc.	415,700	21,899,076

		71,541,937
Sanitary Services - 0.59%
Waste Management, Inc.	378,500	12,702,460

Semiconductors - 1.63%
Analog Devices, Inc.	542,800	16,023,456
Applied Materials, Inc.	411,100	8,020,561

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Intel Corp.	535,200	$11,335,536

		35,379,553
Software - 1.42%
Microsoft Corp.	1,082,900	30,732,702

Telecommunications Equipment &
Services - 1.28%
Alcatel-Lucent, SADR	1,350,900	7,781,184
Verizon Communications, Inc.	547,700	19,963,665

		27,744,849
Telephone - 3.12%
AT&T, Inc.	1,261,949	48,332,647
Qwest Communications International, Inc. (a)	2,316,100	10,491,933
Sprint Nextel Corp.	1,299,000	8,690,310

		67,514,890
Tobacco - 0.45%
UST, Inc.	179,500	9,786,340

Toys, Amusements & Sporting Goods - 0.60%
Mattel, Inc.	654,800	13,030,520

Trucking & Freight - 0.34%
United Parcel Service, Inc., Class B	101,300	7,396,926

TOTAL COMMON STOCKS (Cost $2,011,983,520)		$2,061,649,843

PREFERRED STOCKS - 0.38%

Financial Services - 0.38%
Merrill Lynch & Company, Inc.	103	8,124,367

TOTAL PREFERRED STOCKS (Cost $10,300,000)		$8,124,367

CONVERTIBLE BONDS - 0.12%

Automobiles - 0.12%
Ford Motor Company
4.25% due 12/15/2036	3,123,000	2,677,973

TOTAL CONVERTIBLE BONDS (Cost $3,123,000)		$2,677,973

SHORT TERM INVESTMENTS - 7.05%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$66,934,404	$66,934,404
T. Rowe Price Reserve Investment Fund	85,714,432	85,714,434

TOTAL SHORT TERM INVESTMENTS
(Cost $152,648,838)		$152,648,838

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.09%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$2,000,089 on 04/01/2008,
collateralized by $2,060,000
Federal Home Loan Mortgage
Corp., 1.00% due 07/11/2022
(valued at $2,044,550, including
interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Equity-Income Trust)
(Cost $2,180,055,358) - 102.82%		$2,227,101,021
Liabilities in Excess of Other Assets - (2.82)%		(61,021,463)

TOTAL NET ASSETS - 100.00%		$2,166,079,558

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.62%

Banking - 10.96%
Bank of New York Mellon Corp.	141,800	$5,917,314
ICICI Bank, Ltd., SADR	12,900	492,651
State Bank of India GDR	73,118	6,475,143

		12,885,108
Business Services - 11.34%
Dun & Bradstreet Corp.	69,300	5,639,634
H & R Block, Inc.	135,200	2,806,752
Moody's Corp. (a)	140,500	4,893,615

		13,340,001
Containers & Glass - 2.94%
Sealed Air Corp.	137,000	3,459,250

Financial Services - 30.53%
American Express Company	288,800	12,626,336
Ameriprise Financial, Inc.	58,440	3,030,114
Goldman Sachs Group, Inc.	6,300	1,041,957
JP Morgan Chase & Company	150,948	6,483,217
Merrill Lynch & Company, Inc.	104,100	4,241,034
T. Rowe Price Group, Inc.	23,300	1,165,000
The First Marblehead Corp. (a)	216,750	1,616,955
Visa, Inc. *	27,000	1,683,720
Wells Fargo & Company	138,100	4,018,710

		35,907,043
Holdings Companies/Conglomerates - 8.13%
Loews Corp.	217,600	8,751,872
RHJ International *	71,525	804,398

		9,556,270
Insurance - 26.33%
Ambac Financial Group, Inc.	27,000	155,250
American International Group, Inc.	130,300	5,635,475
China Life Insurance Company, Ltd., SADR	52,764	2,746,894
Everest Re Group, Ltd.	36,300	3,249,939

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
FPIC Insurance Group, Inc. *	53,634	$2,528,306
Markel Corp. *	14,400	6,335,568
MBIA, Inc. (a)	75,600	923,832
Progressive Corp.	204,100	3,279,887
Transatlantic Holdings, Inc.	92,237	6,119,925

		30,975,076
International Oil - 5.47%
Canadian Natural Resources, Ltd.	94,200	6,430,092

Investment Companies - 0.92%
Oaktree Capital Group, LLC *	39,500	1,086,250

TOTAL COMMON STOCKS (Cost $107,258,978)		$113,639,090

SHORT TERM INVESTMENTS - 9.10%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$6,696,530	$6,696,530
UBS Finance Delaware LLC
zero coupon due 04/01/2008	4,010,000	4,010,000

TOTAL SHORT TERM INVESTMENTS
(Cost $10,706,530)		$10,706,530

Total Investments (Financial Services Trust)
(Cost $117,965,508) - 105.72%		$124,345,620
Liabilities in Excess of Other Assets - (5.72)%		(6,722,960)

TOTAL NET ASSETS - 100.00%		$117,622,660

Floating Rate Income Trust
	Shares or
	Principal
	Amount	Value

TERM LOANS - 79.99%

Aerospace - 0.58%
Dubai Aerospace Enterprises
8.45% due 07/26/2008 (b)	$2,000,000	$1,996,250

Air Travel - 1.19%
Hawker Beechcraft Corp., Inc.
7.40% due 03/26/2014 (b)	4,386,394	4,123,210

Airlines - 1.67%
Delta Air Lines, Inc., 2nd Lien
8.7194% due 04/30/2014 (b)	3,000,000	2,380,710
Delta Air Lines, Inc., Tranche A
6.377% due 04/30/2012 (b)	1,492,462	1,290,980
United Air Lines, Inc., Tranche B
7.4521% due 01/12/2014 (b)	2,737,800	2,130,501

		5,802,191
Amusement & Theme Parks - 0.94%
Cedar Fair LP, Tranche B
8.00% due 06/13/2012 (b)	3,500,000	3,243,817

Apparel & Textiles - 0.60%
Hanes Brands, Inc., Tranche B
7.65% due 10/15/2013 (b)	1,250,000	1,192,969
Iconix, Tranche B
7.60% due 05/01/2014 (b)	943,021	877,009

		2,069,978

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Auto Parts - 1.38%
Allison Transmission, Inc., Tranche B
8.45% due 08/07/2014 (b)	$3,350,938	$2,953,031
TRW Automotive, Inc., Tranche B
4.32% due 05/09/2014 (b)	1,952,594	1,834,833

		4,787,864

Auto Services - 1.40%
Hertz Corp.
6.75% due 01/21/2012 (b)	5,219,769	4,865,269

Automobiles - 1.78%
Adesa, Inc., Tranche B
7.60% due 09/22/2013 (b)	4,000,000	3,525,000
General Motors Corp., Tranche B
7.40% due 12/15/2013 (b)	3,000,000	2,637,495

		6,162,495

Broadcasting - 0.99%
Citadel Broadcasting Corp., Tranche B
6.86% due 06/12/2014 (b)	2,775,000	2,275,500
CMP Susquehanna Corp.
7.40% due 06/07/2013 (b)	1,496,050	1,151,958

		3,427,458

Building Materials & Construction - 2.30%
Nortek Holdings, Inc., Tranche B
4.25% due 11/27/2011 (b)	2,194,315	1,904,666
Sunguard Homes, Tranche B
6.15% due 08/15/2012 (b)	6,500,000	6,063,005

		7,967,671

Cable & Television - 7.52%
Cablevision Systems Corp., Tranche B
6.45% due 03/30/2013 (b)	6,875,000	6,435,275
Charter Communications, Inc., Tranche B
7.4521% due 03/15/2014 (b)	3,375,000	2,889,000
Charter Communications, Inc., Tranche B2
7.8675% due 03/06/2014 (b)	5,062,500	4,333,500
Insight Midwest Holdings LLC, Tranche B
7.65% due 04/10/2014 (b)	3,250,000	2,957,500
Lodgenet Entertainment Corp., Tranche B
7.4521% due 04/04/2014 (b)	3,238,750	2,692,211
Univision Communications, Inc., Tranche B
7.60% due 09/15/2014 (b)	4,625,000	3,668,689
UPC
7.10% due 03/30/2014 (b)	3,500,000	3,097,500

		26,073,675

Cellular Communications - 1.49%
ALLTEL Communications, Inc., Tranche B2
5.08% due 05/15/2015 (b)	1,000,000	901,750
ALLTEL Wireless Corp., Tranche B3
7.5468% due 11/15/2014 (b)	3,500,000	3,172,242
Centennial Cellular, Tranche B
7.5545% due 02/09/2011 (b)	1,140,067	1,090,189

		5,164,181

Commercial Services - 3.62%
Acosta, Tranche B
8.25% due 08/15/2013 (b)	2,244,333	1,989,040
Allied Waste Industries, Inc., Tranche B
5.00% due 03/25/2012 (b)	3,668,914	3,490,329

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Commercial Services (continued)
Asurion Corp. Tranche B
7.466% due 07/02/2014 (b)	$2,250,000	$1,914,379
Dyncorp International, Inc., Tranche B
5.54% due 02/01/2011 (b)	2,500,000	2,350,000
US Investigations Services, Inc., Tranche B
8.20% due 02/21/2015 (b)	1,745,603	1,496,854
West Corp., Tranche B
8.15% due 10/01/2013 (b)	1,497,481	1,308,050

		12,548,652

Containers & Glass - 3.53%
Berry Plastics Holding Corp., Tranche B
7.35% due 04/03/2015 (b)	3,989,924	3,391,456
Graham Packaging Company, Inc.
7.7056% due 10/07/2011 (b)	4,486,184	4,228,228
Graphic Packaging, Inc., Tranche B
7.35% due 05/03/2014 (b)	3,150,000	2,805,248
Graphic Packaging, Inc., Tranche C
5.45% due 05/16/2014 (b)	2,000,000	1,820,000

		12,244,932

Cosmetics & Toiletries - 0.74%
Sally Holdings LLC, Tranche B
7.90% due 11/15/2013 (b)	2,750,000	2,556,648

Data Processing & Management - 1.72%
First Data Corp., Tranche B2
8.0908% due 10/15/2014 (b)	6,250,000	5,960,938

Educational Services - 1.11%
Education Management, Tranche C
7.66% due 06/12/2013 (b)	1,459,812	1,275,511
Thomson Learning Holdings, Tranche B
8.50% due 11/05/2014 (b)	3,000,000	2,580,000

		3,855,511

Electrical Utilities - 5.61%
Calpine Corp.
8.60% due 03/29/2009 (b)	6,000,000	5,265,690
Energy Future Holdings Corp., Tranche B3
8.50% due 10/10/2014 (b)	6,500,000	5,907,817
Meg Energy, Tranche B
6.99% due 04/15/2013 (b)	2,000,000	1,806,670
NRG Energy, Inc., Tranche B
4.20% due 02/01/2013 (b)	1,000,000	916,945
7.10% due 02/01/2013 (b)	5,875,000	5,563,390

		19,460,512

Energy - 1.40%
Bran D Energy Services, Tranche B
7.65% due 02/07/2014 (b)	2,482,481	2,110,109
TXU Energy, Tranche B2
8.50% due 10/10/2014 (b)	3,000,000	2,737,350

		4,847,459

Financial Services - 0.42%
Chrysler Financial, Tranche B
9.35% due 08/03/2012 (b)	1,745,614	1,455,720

Food & Beverages - 3.24%
Aramark Corp.
6.705% due 01/31/2014 (b)	4,854,874	4,537,147

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Food & Beverages (continued)
Bolthouse Farms, Inc., Tranche B
6.59% due 12/16/2012 (b)	$3,500,000	$3,294,375
Dole Food Company, Inc., Letter of Credit
6.75% due 04/12/2013 (b)	3,990,784	3,416,111

		11,247,633

Healthcare Products - 1.25%
Bausch & Lomb, Inc., Tranche B
8.25% due 04/11/2015 (b)	3,500,000	3,407,477
Hanger Orthopedic Group, Inc., Tranche B
7.70% due 07/15/2014	997,462	935,121

		4,342,598

Healthcare Services - 2.85%
DaVita, Tranche B1
6.80% due 03/15/2014 (b)	6,500,000	6,114,647
Select Medical Corp., Tranche B
4.63% due 02/24/2012 (b)	4,250,000	3,754,875

		9,869,522

Hotels & Restaurants - 0.52%
QUIZNO'S Corp.
7.35% due 05/05/2012 (b)	2,000,000	1,805,000

Industrial Machinery - 0.31%
Nacco, Tranche B
6.90% due 03/21/2013 (b)	1,245,707	1,071,308

Leisure Time - 5.53%
CCM Merger, Inc., Tranche B
5.65% due 07/21/2012 (b)	3,740,388	3,328,946
Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)	2,750,000	2,344,375
Harrah's Operating Company, Inc., Tranche B2
6.162% due 02/28/2015 (b)	5,000,000	4,593,050
Las Vegas Sands LLC, Tranche B
7.1986% due 05/08/2014 (b)	2,993,888	2,664,560
Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,495,822	1,406,072
Tropicana Entertainment, Tranche B
7.86% due 12/15/2011 (b)	1,750,000	1,667,190
Venetian Macau
7.60% due 04/01/2013 (b)	500,000	452,563
Venetian Macau, Tranche B
7.75% due 04/01/2013 (b)	2,655,000	2,399,470
Venetian Macau, Tranche Delayed Draw
1.375% due 04/01/2013 (b)	345,000	311,795

		19,168,021

Medical-Hospitals - 7.63%
Community Health Systems, Inc., Tranche B
7.6143% due 07/02/2014 (b)	7,870,914	7,272,173
HCA, Inc., Tranche B
8.15% due 11/01/2013 (b)	8,000,000	7,375,000
Health Management Associates, Inc., Tranche B
7.15% due 01/16/2014 (b)	4,415,365	3,815,979
HVHC, Inc., Tranche B
7.8576% due 08/15/2013 (b)	1,949,194	1,749,401
Iasis Healthcare Corp., Tranche B
7.35% due 05/01/2014 (b)	3,738,197	3,392,414

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Medical-Hospitals (continued)
Vanguard Health Holdings, Tranche B
6.409% due 05/18/2011 (b)	$3,197,193	$2,845,502

		26,450,469

Oil & Gas Drilling - 0.88%
Ashmore Energy International, Tranche B
8.35% due 05/30/2014 (b)	3,590,541	3,051,960

Paper - 2.51%
Georgia Pacific LLC, Tranche B1
6.75% due 12/23/2013 (b)	3,234,056	2,996,644
6.75% due 12/23/2013 (b)	3,000,000	2,779,770
NewPage Corp., Tranche B
8.90% due 11/05/2014 (b)	2,992,500	2,942,002

		8,718,416

Pipelines - 0.79%
Dynegy Holdings, Inc.
6.633% due 04/02/2013 (b)	2,999,898	2,736,657

Publishing - 3.86%
Idearc, Inc., Tranche B
7.4825% due 11/01/2014 (b)	4,250,000	3,445,178
Nielsen Finance, Tranche B
8.25% due 08/15/2013 (b)	3,000,000	2,715,000
Quebecor World, Inc.
8.25% due 07/17/2009 (b)	3,000,000	2,760,000
Quebecor World, Inc., Tranche B
6.50% due 01/17/2013 (b)	2,420,000	2,226,400
Tribune Company
7.426% due 05/17/2009 (b)	2,500,000	2,225,000

		13,371,578

Retail Trade - 5.17%
Amscan Holdings, Inc., Tranche B
7.61% due 05/01/2013 (b)	2,250,000	1,946,250
Dollar General Corp., Tranche B
7.7056% due 07/15/2014 (b)	2,500,000	2,221,012
General Nutrition Center, Tranche B
7.60% due 09/06/2013 (b)	3,250,000	2,689,375
Michaels Stores, Inc., Tranche B
7.7056% due 10/31/2013 (b)	4,493,333	3,788,756
Neiman Marcus Group, Inc., Tranche B
6.9469% due 03/13/2013 (b)	4,444,036	4,133,398
Petco Animal Supplies, Inc., Tranche B
8.15% due 11/15/2013 (b)	3,500,000	3,136,000

		17,914,791

Semiconductors - 0.83%
Freescale Semiconductor, Inc., Tranche B
7.37% due 12/01/2013 (b)	3,491,162	2,862,753

Telecommunications Equipment &
Services - 3.71%
Level 3 Communications, Inc., Tranche B
7.65% due 03/01/2014 (b)	4,000,000	3,446,660
Panamsat Corp., Tranche B
8.00% due 06/30/2013 (b)	5,000,000	4,587,500
Telesat Canada, Tranche B
8.20% due 10/15/2014 (b)	2,750,000	2,559,219

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Telecommunications Equipment &
Services (continued)
Virgin Media Tranche B4
7.50% due 01/15/2014 (b)	$2,500,000	$2,250,000

		12,843,379

Telephone - 0.92%
Windstream Corp., Tranche B
4.57% due 07/17/2013 (b)	3,300,000	3,176,250

TOTAL TERM LOANS (Cost $282,470,264)		$277,244,766

CORPORATE BONDS - 9.56%

Auto Services - 0.41%
Hertz Corp.
10.50% due 01/01/2016	1,500,000	1,404,375

Chemicals - 0.56%
Georgia Gulf Corp.
9.50% due 10/15/2014	2,500,000	1,931,250

Financial Services - 2.42%
Ford Motor Credit Company
7.1269% due 01/13/2012 (b)	4,958,000	3,667,636
GMAC LLC
4.315% due 05/15/2009 (b)	4,000,000	3,418,660
LVB Acquisition Merger, Inc.
10.375% due 10/15/2017 (g)	1,250,000	1,296,875

		8,383,171
Gas & Pipeline Utilities - 1.81%
El Paso Corp.
7.00% due 06/15/2017	3,000,000	3,085,527
Williams Companies, Inc.
7.625% due 07/15/2019	3,000,000	3,202,500

		6,288,027

Leisure Time - 0.59%
Station Casinos, Inc.
7.75% due 08/15/2016	2,550,000	2,052,750

Paper - 0.59%
Abitibi-Consolidated, Inc.
6.95% due 04/01/2008	2,050,000	2,050,000

Real Estate - 0.40%
Forest City Enterprises
7.625% due 06/01/2015	1,470,000	1,396,500

Retail Trade - 0.35%
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	1,200,000	1,200,000

Semiconductors - 1.37%
NXP BV / NXP Funding LLC
7.0075% due 10/15/2013 (b)	3,000,000	2,475,000
7.875% due 10/15/2014	2,500,000	2,287,500

		4,762,500
Telecommunications Equipment &
Services - 1.06%
Citizens Communications Company
7.875% due 01/15/2027	1,600,000	1,372,000

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
iPCS, Inc.
5.3644% due 05/01/2013	$3,000,000	$2,310,000

		3,682,000

TOTAL CORPORATE BONDS (Cost $34,440,063)		$33,150,573

REPURCHASE AGREEMENTS - 7.73%
Lehman Brothers Tri-Party
Repurchase Agreement dated
03/31/2008 at 2.25% to be
repurchased at $26,801,675 on
04/01/2008, collateralized by
$133,390,000 Federal Home Loan
Bank, zero coupon due 01/13/2033
(valued at $27,335,613, including
interest)	$26,800,000	$26,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,800,000)		$26,800,000

Total Investments (Floating Rate Income Trust)
(Cost $343,710,327) - 97.28%		$337,195,339
Other Assets in Excess of Liabilities - 2.72%		9,419,570

TOTAL NET ASSETS - 100.00%		$346,614,909

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Global (Templeton) (h)	25,829,173	$408,100,932
Income (Templeton) (h)	35,559,443	408,222,407
Mutual Shares (Templeton) (h)	37,927,533	408,100,254

TOTAL INVESTMENT COMPANIES (Cost $1,385,806,874)		$1,224,423,593

Total Investments (Franklin Templeton Founding Allocation		$1,224,423,593
Trust) (Cost $1,385,806,874) - 100.00%
Other Assets in Excess of Liabilities - 0.00%		18,714

TOTAL NET ASSETS - 100.00%		$1,224,442,307

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.41%

Advertising - 0.41%
WPP Group PLC, SADR	99,549	$5,937,102

Banking - 2.22%
Bank of New York Mellon Corp.	431,410	18,002,739
Toronto-Dominion Bank *	101,976	6,256,230
Wachovia Corp.	297,650	8,036,550

		32,295,519

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting - 2.67%
Grupo Televisa SA, SADR *	656,800	$15,920,832
Liberty Media Corp., Capital, Series A *	43,905	691,065
News Corp., Class A	1,186,700	22,250,625

		38,862,522
Business Services - 3.29%
Dun & Bradstreet Corp.	82,305	6,697,981
H & R Block, Inc.	664,590	13,796,889
Iron Mountain, Inc. *	661,037	17,477,818
Moody's Corp. (a)	287,199	10,003,141

		47,975,829
Cable & Television - 2.60%
Comcast Corp., Special Class A *	1,796,364	34,077,025
Virgin Media, Inc.	275,407	3,874,977

		37,952,002
Coal - 0.59%
China Coal Energy Company, H Shares	4,869,100	8,610,927

Computers & Business Equipment - 2.17%
Cisco Systems, Inc. *	316,100	7,614,849
Dell, Inc. *	667,000	13,286,640
Hewlett-Packard Company	234,516	10,708,001

		31,609,490
Construction Materials - 1.28%
Martin Marietta Materials, Inc. (a)	101,621	10,789,102
Vulcan Materials Company (a)	117,830	7,823,912

		18,613,014
Containers & Glass - 1.73%
Sealed Air Corp.	999,292	25,232,123

Cosmetics & Toiletries - 1.56%
Avon Products, Inc.	124,988	4,942,025
Procter & Gamble Company	253,400	17,755,738

		22,697,763
Crude Petroleum & Natural Gas - 9.82%
Devon Energy Corp.	474,291	49,482,780
EOG Resources, Inc.	384,012	46,081,440
Occidental Petroleum Corp.	648,018	47,415,477

		142,979,697
Electronics - 1.50%
Agilent Technologies, Inc. *	440,400	13,137,132
Tyco Electronics, Ltd.	254,512	8,734,852

		21,871,984
Financial Services - 13.52%
American Express Company	1,202,395	52,568,709
Ameriprise Financial, Inc.	210,727	10,926,195
Citigroup, Inc.	461,981	9,895,633
Discover Financial Services	65,812	1,077,343
E*TRADE Financial Corp. *	77,800	300,308
JP Morgan Chase & Company	1,269,438	54,522,362
Merrill Lynch & Company, Inc.	582,500	23,731,050
Morgan Stanley	123,925	5,663,373
State Street Corp.	41,795	3,301,805
Visa, Inc. *	71,240	4,442,526

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Wells Fargo & Company	1,051,034	$30,585,089

		197,014,393
Food & Beverages - 1.57%
Diageo PLC, SADR	250,519	20,372,205
Hershey Company	65,617	2,471,792

		22,843,997
Forest Products - 0.30%
Sino-Forest Corp. *	276,700	4,313,118

Gas & Pipeline Utilities - 0.95%
Transocean, Inc. *	102,433	13,848,942

Healthcare Products - 0.73%
Covidien, Ltd.	241,542	10,688,233

Healthcare Services - 2.19%
Cardinal Health, Inc.	205,278	10,779,148
Express Scripts, Inc. *	155,900	10,027,488
UnitedHealth Group, Inc.	321,700	11,053,612

		31,860,248
Holdings Companies/Conglomerates - 8.73%
Berkshire Hathaway, Inc., Class A *	464	61,897,600
China Merchants Holdings International
Company, Ltd.	2,599,405	12,479,528
General Electric Company	610,900	22,609,409
Loews Corp.	749,089	30,128,360

		127,114,897
Household Products - 0.14%
Hunter Douglas NV	29,636	2,003,961

Industrials - 0.23%
Cosco Pacific, Ltd.	1,660,185	3,292,680

Insurance - 8.00%
Ambac Financial Group, Inc. (a)	283,392	1,629,504
American International Group, Inc.	1,015,617	43,925,435
Aon Corp.	217,832	8,756,847
Markel Corp. *	2,753	1,211,238
MBIA, Inc. (a)	112,100	1,369,862
Millea Holdings, Inc.	342,400	12,740,291
NIPPONKOA Insurance Company, Ltd.	736,400	5,680,612
Principal Financial Group, Inc.	81,108	4,519,338
Progressive Corp.	1,294,704	20,805,893
Sun Life Financial, Inc. (a)	47,629	2,219,511
Transatlantic Holdings, Inc.	206,600	13,707,910

		116,566,441
International Oil - 4.58%
Canadian Natural Resources, Ltd.	279,500	19,078,670
ConocoPhillips	624,476	47,591,316

		66,669,986
Internet Content - 0.47%
Google, Inc., Class A *	15,650	6,893,355

Internet Retail - 0.76%
Amazon.com, Inc. *	55,800	3,978,540
eBay, Inc. *	128,400	3,831,456

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
Liberty Media Holding Corp.-Interactive A *	204,725	$3,304,261

		11,114,257
Liquor - 0.78%
Heineken Holding NV	226,650	11,403,115

Manufacturing - 2.09%
Harley-Davidson, Inc.	364,168	13,656,300
Siemens AG	54,200	5,878,033
Tyco International, Ltd.	246,952	10,878,235

		30,412,568
Mining - 0.75%
BHP Billiton PLC	164,900	4,856,944
Rio Tinto PLC	58,700	6,100,483

		10,957,427
Multimedia - 0.27%
Liberty Media Corp. - Entertainment, Series A *	176,720	4,000,941

Publishing - 0.24%
Lagardere S.C.A.	46,513	3,485,584

Real Estate - 0.38%
Hang Lung Group, Ltd.	1,149,000	5,491,727

Retail Grocery - 0.22%
Whole Foods Market, Inc. (a)	98,600	3,250,842

Retail Trade - 8.66%
Bed Bath & Beyond, Inc. *	333,350	9,833,825
CarMax, Inc. * (a)	414,100	8,041,822
Costco Wholesale Corp.	1,052,391	68,373,843
CVS Caremark Corp.	560,867	22,720,722
Lowe's Companies, Inc.	235,300	5,397,782
Sears Holdings Corp. * (a)	20,700	2,113,263
Wal-Mart Stores, Inc.	182,205	9,598,560

		126,079,817
Semiconductors - 0.63%
Texas Instruments, Inc.	323,400	9,142,518

Shipbuilding - 0.42%
China Shipping Development Company, Ltd.,
Class H	1,937,000	6,182,723

Software - 2.15%
Microsoft Corp.	1,106,274	31,396,056

Telecommunications Equipment &
Services - 0.16%
SK Telecom Company, Ltd., ADR	105,361	2,276,851

Telephone - 0.40%
Sprint Nextel Corp.	868,700	5,811,603

Tobacco - 3.19%
Altria Group, Inc.	639,197	14,190,174
Philip Morris International, Inc. *	639,197	32,330,584

		46,520,758
Transportation - 0.04%
Asciano Group	143,900	528,311

Trucking & Freight - 1.02%
Kuehne & Nagel International AG	61,600	6,174,381

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Toll Holdings, Ltd.	198,577	$1,827,738
United Parcel Service, Inc., Class B	94,458	6,897,323

		14,899,442

TOTAL COMMON STOCKS (Cost $1,195,917,684)		$1,360,702,763

CONVERTIBLE BONDS - 0.13%

Telecommunications Equipment &
Services - 0.13%
Level 3 Communications, Inc.
10.00% due 05/01/2011	2,000,000	1,867,500

TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		$1,867,500

SHORT TERM INVESTMENTS - 8.44%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$38,885,375	$38,885,375
Rabobank USA Financial Corp.
2.59% due 04/01/2008	24,009,000	24,009,000
Sanpaolo IMI U.S. Financial Company
2.65% due 04/01/2008	30,000,000	30,000,000
UBS Finance Delaware LLC
zero coupon due 04/01/2008	30,000,000	30,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $122,894,375)		$122,894,375

Total Investments (Fundamental Value Trust)
(Cost $1,320,812,059) - 101.98%		$1,485,464,638
Liabilities in Excess of Other Assets - (1.98)%		(28,853,187)

TOTAL NET ASSETS - 100.00%		$1,456,611,451

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.67%

Austria - 0.86%
Telekom Austria AG	300,000	$6,196,776

Bermuda - 4.12%
Accenture, Ltd., Class A	407,760	14,340,919
ACE, Ltd.	70,045	3,856,678
Tyco Electronics, Ltd.	305,820	10,495,742
Willis Group Holdings, Ltd.	25,980	873,188

		29,566,527
Cayman Islands - 1.31%
Seagate Technology	450,000	9,423,000

Finland - 0.58%
UPM-Kymmene Oyj (a)	234,340	4,168,875

France - 6.95%
France Telecom SA	271,850	9,132,901
PSA Peugeot Citroen SA	70,000	5,432,627
Sanofi-Aventis SA	147,810	11,086,162
Total SA	198,780	14,726,393

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Vivendi SA	244,660	$9,570,139

		49,948,222
Germany - 6.35%
Bayerische Motoren Werke (BMW) AG	147,950	8,156,671
Deutsche Post AG	305,820	9,339,936
Infineon Technologies AG * (a)	764,560	5,354,262
Merck & Company AG *	11,110	1,368,496
Muenchener Rueckversicherungs-
Gesellschaft AG	20,000	3,919,124
SAP AG	84,690	4,207,763
Siemens AG	122,330	13,266,785

		45,613,037
Hong Kong - 0.76%
Cheung Kong Holdings, Ltd.	250,000	3,599,213
Swire Pacific, Ltd., Class A	165,500	1,875,646

		5,474,859
Ireland - 0.30%
CRH PLC	56,550	2,145,920

Italy - 4.62%
Eni SpA	305,820	10,409,884
Intesa Sanpaolo SpA	1,550,000	10,935,400
Mediaset SpA (a)	300,000	2,780,053
UniCredito Italiano SpA	1,350,000	9,045,287

		33,170,624
Japan - 4.16%
Ebara Corp. (a)	1,500,000	4,611,954
Fuji Photo Film Company, Ltd.	108,500	3,878,095
Konica Minolta Holdings, Inc.	260,000	3,577,013
Mitsubishi UFJ Financial Group, Inc.	521,255	4,559,848
NGK Spark Plug Company, Ltd. (a)	104,000	1,361,133
NOK Corp.	168,700	3,474,497
Sumitomo Mitsui Financial Group, Inc.	712	4,729,680
Toyota Motor Corp.	73,700	3,723,900

		29,916,120
Netherlands - 4.50%
ING Groep NV	280,000	10,467,896
Koninklijke (Royal) Philips Electronics NV	208,980	7,999,701
Randstad Holdings NV (a)	43,730	2,047,806
Reed Elsevier NV	441,235	8,436,536
Royal Dutch Shell PLC, A Shares	97,917	3,377,075

		32,329,014
Russia - 0.87%
OAO Gazprom, SADR	47,800	2,437,800
OAO Gazprom, SADR	75,000	3,821,921

		6,259,721
Singapore - 1.47%
Flextronics International, Ltd. *	95,250	894,398
Singapore Telecommunications, Ltd. (a)	3,364,000	9,629,161

		10,523,559
South Korea - 3.63%
Hyundai Motor Company, Ltd. (a)	75,000	5,989,411
Kookmin Bank, SADR	65,000	3,643,250

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
KT Corp. (a)	41,420	$1,969,118
Samsung Electronics Company, Ltd.	22,930	14,499,840

		26,101,619
Spain - 0.78%
Telefonica SA	193,960	5,572,857

Sweden - 1.08%
Ericsson LM, Series B	1,996,220	3,916,177
Svenska Cellulosa AB, ADR *	211,720	3,860,285

		7,776,462
Switzerland - 2.50%
Adecco SA	54,500	3,148,258
Novartis AG	203,880	10,461,904
UBS AG	150,000	4,367,708

		17,977,870
Taiwan - 1.49%
Lite-On Technology Corp.	1,681,286	1,962,393
Taiwan Semiconductor
Manufacturing Company, Ltd.	4,229,506	8,752,858

		10,715,251
United Kingdom - 13.66%
Aviva PLC	800,000	9,809,144
BAE Systems PLC	388,420	3,745,492
BP PLC	917,470	9,295,510
British Sky Broadcasting Group PLC	582,516	6,440,722
Compass Group PLC	674,830	4,318,497
GlaxoSmithKline PLC	458,730	9,703,152
HSBC Holdings PLC (a)	550,000	9,020,871
Kingfisher PLC	1,650,000	4,338,284
Old Mutual PLC	1,750,000	3,840,590
Pearson PLC	407,760	5,522,499
Premier Foods PLC	1,980,170	4,425,500
Royal Bank of Scotland Group PLC	650,000	4,354,470
Royal Dutch Shell PLC, B Shares	203,880	6,868,011
Standard Life PLC	700,000	3,422,013
Vodafone Group PLC	3,058,260	9,090,443
Wolseley PLC	200,160	2,108,261
Yell Group PLC	600,000	1,832,291

		98,135,750
United States - 33.68%
Abbott Laboratories	2,500	137,875
American International Group, Inc.	200,000	8,650,000
Amgen, Inc. *	326,210	13,629,054
Boston Scientific Corp. *	733,980	9,446,323
Cadence Design Systems, Inc. *	192,596	2,056,925
Chico's FAS, Inc. *	650,000	4,621,500
Cisco Systems, Inc. *	57,300	1,380,357
Comcast Corp., Special Class A *	560,680	10,636,100
Covidien, Ltd.	252,400	11,168,700
Eastman Kodak Company	300,000	5,301,000
El Paso Corp.	300,000	4,992,000
Electronic Data Systems Corp.	393,810	6,556,936
Expedia, Inc. *	110,000	2,407,900
FedEx Corp.	19,790	1,833,939
General Electric Company	407,760	15,091,198

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Harley-Davidson, Inc.	101,940	$3,822,750
Interpublic Group of Companies, Inc. *	450,000	3,784,500
Merck & Company, Inc.	106,610	4,045,849
Microsoft Corp.	600,000	17,028,000
News Corp., Class A	713,590	13,379,812
Oracle Corp. *	815,530	15,951,767
Pentair, Inc.	54,038	1,723,812
Pfizer, Inc.	662,620	13,868,637
Pitney Bowes, Inc.	80,000	2,801,600
Progressive Corp.	280,270	4,503,939
Quest Diagnostics, Inc.	142,710	6,460,482
Sprint Nextel Corp.	1,019,420	6,819,920
Time Warner, Inc.	866,500	12,148,330
Torchmark Corp.	68,900	4,141,579
Tyco International, Ltd.	244,660	10,777,273
United Parcel Service, Inc., Class B	152,910	11,165,488
USG Corp. * (a)	96,500	3,553,130
Viacom, Inc., Class B *	203,880	8,077,726

		241,964,401

TOTAL COMMON STOCKS (Cost $740,795,445)		$672,980,464

SHORT TERM INVESTMENTS - 12.20%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$35,094,538	$35,094,538
Paribas Corp. Time Deposit
2.95% due 04/01/2008	52,590,000	52,590,000

TOTAL SHORT TERM INVESTMENTS
(Cost $87,684,538)		$87,684,538

Total Investments (Global Trust)
(Cost $828,479,983) - 105.87%		$760,665,002
Liabilities in Excess of Other Assets - (5.87)%		(42,167,549)

TOTAL NET ASSETS - 100.00%		$718,497,453

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Insurance	7.44%
Banking	6.44%
Telecommunications Equipment & Services	6.33%
Pharmaceuticals	5.60%
Software	5.18%

Global Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 71.05%

Australia - 0.50%
National Australia Bank, Ltd.	17,565	$485,769
Qantas Airways, Ltd.	150,602	542,495
QBE Insurance Group, Ltd.	24,742	506,228

		1,534,492

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria - 0.14%
Telekom Austria AG	20,864	$430,965

Bermuda - 0.16%
Weatherford International, Ltd. *	6,500	471,055

Canada - 0.87%
Canadian National Railway Company	12,900	625,489
Research In Motion, Ltd. *	5,300	594,819
Toronto Dominion Bank Ontario	13,200	811,585
Trans-Canada Corp.	16,100	620,347

		2,652,240
Finland - 0.19%
Nokia AB Oyj	18,573	586,357

France - 1.91%
AXA Group SA	18,734	677,552
France Telecom SA	44,676	1,500,907
STMicroelectronics NV	20,393	217,169
Suez SA	15,849	1,038,856
Technip SA	3,344	260,487
Total SA	28,953	2,144,950

		5,839,921
Germany - 2.31%
Allianz AG	4,620	913,536
DaimlerChrysler AG	14,153	1,209,749
Deutsche Postbank AG	3,544	338,517
E.ON AG	4,462	825,586
Henkel KGaA	12,241	565,077
MAN AG	4,156	551,939
Metro AG	9,927	801,869
SAP AG	16,643	826,896
Siemens AG	9,531	1,033,644

		7,066,813
Greece - 0.26%
Alpha Bank A.E.	16,042	532,361
National Bank of Greece SA	4,832	254,391

		786,752
Hong Kong - 0.42%
Esprit Holdings, Ltd.	45,100	547,551
Sun Hung Kai Properties, Ltd.	47,000	736,733

		1,284,284
Ireland - 0.70%
Bank of Ireland - London	57,590	855,098
CRH PLC - London	12,826	486,201
CRH PLC	8,832	335,151
Experian Group, Ltd.	29,475	214,850
Irish Life & Permanent PLC - London	12,819	247,470

		2,138,770
Italy - 0.45%
Intesa Sanpaolo SpA	111,842	789,056
UniCredito Italiano SpA	88,685	594,209

		1,383,265
Japan - 3.69%
Asahi Breweries, Ltd.	20,700	427,443
Canon, Inc.	19,800	923,539

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fast Retailing Company, Ltd.	2,500	$222,811
Honda Motor Company, Ltd.	20,900	603,690
Hoya Corp.	14,400	340,241
Japan Tobacco, Inc.	181	905,452
KDDI Corp.	42	258,337
Komatsu, Ltd.	27,600	777,102
Mitsubishi Corp.	27,100	829,152
Mitsui Fudosan Company, Ltd.	12,000	241,402
Mitsui O.S.K. Lines, Ltd.	42,000	513,832
Mitsui Sumitomo Insurance Company, Ltd.	43,000	435,554
Nitto Denko Corp.	10,100	429,444
Nomura Holdings, Inc.	31,300	471,209
NTT DoCoMo, Inc.	412	628,183
Shin-Etsu Chemical Company, Ltd.	7,800	406,152
Sumitomo Mitsui Financial Group, Inc.	83	551,353
Sumitomo Trust & Banking Company, Ltd.	63,000	436,608
The Bank of Yokohama, Ltd.	64,000	437,937
Tokyo Gas Company, Ltd.	55,000	224,167
Toyota Motor Corp.	18,300	924,659
Yamada Denki Company, Ltd.	3,260	284,230

		11,272,497
Netherlands - 0.55%
ASML Holding NV *	35,173	867,239
Reed Elsevier NV	22,056	421,717
TNT Post Group NV	10,711	397,326

		1,686,282
Singapore - 0.22%
Singapore Telecommunications, Ltd.	233,000	666,942

Spain - 0.45%
Banco Santander Central Hispano SA	68,310	1,360,869

Sweden - 0.19%
Sandvik AB *	33,500	582,794

Switzerland - 2.70%
Adecco SA	3,374	194,903
Alcon, Inc.	2,300	327,175
Credit Suisse Group AG	22,137	1,127,169
Givaudan AG	87	86,062
Nestle SA	4,000	1,999,369
Novartis AG	31,058	1,593,711
Roche Holdings AG - Genusschein	11,135	2,098,611
Straumann Holding AG	1,140	325,862
Synthes AG	3,438	480,665

		8,233,527
United Kingdom - 3.89%
Associated British Foods PLC	50,012	868,699
Barclays PLC	135,052	1,218,400
BICC PLC	22,020	206,144
BP PLC	188,205	1,906,832
British Sky Broadcasting Group PLC	74,559	824,379
Cadbury Schweppes PLC	38,526	424,655
Carnival PLC	8,687	346,165
Cobham PLC	104,008	412,840
Kingfisher PLC	112,568	295,971
Prudential PLC	46,311	611,461

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Rio Tinto PLC	3,160	$328,408
Scottish & Southern Energy PLC	14,987	418,029
Standard Chartered PLC	18,759	641,476
Tesco PLC	110,170	830,307
Vodafone Group PLC	665,548	1,978,290
Wolseley PLC	55,595	585,575

		11,897,631
United States - 51.45%
Abbott Laboratories	2,400	132,360
Abercrombie & Fitch Company, Class A	2,600	190,164
AFLAC, Inc.	32,900	2,136,855
Allergan, Inc.	49,100	2,768,749
Amazon.com, Inc. *	5,700	406,410
American Electric Power Company, Inc.	27,900	1,161,477
American Express Company	3,900	170,508
American Tower Corp., Class A *	3,800	148,998
Analog Devices, Inc.	67,500	1,992,600
Apache Corp.	1,800	217,476
Apple, Inc. *	4,900	703,150
ArcelorMittal	13,104	1,073,290
AT&T, Inc.	34,500	1,321,350
Automatic Data Processing, Inc.	5,200	220,428
Baker Hughes, Inc.	26,300	1,801,550
Bank of New York Mellon Corp.	50,401	2,103,234
Baxter International, Inc.	7,600	439,432
Becton, Dickinson & Company	4,900	420,665
Blackrock, Inc. (a)	600	122,508
Boeing Company	3,600	267,732
BorgWarner, Inc.	41,300	1,777,139
Burlington Northern Santa Fe Corp.	37,800	3,485,916
Campbell Soup Company	4,200	142,590
Carnival Corp. (a)	45,700	1,849,936
CB Richard Ellis Group, Inc. *	4,700	101,708
Cephalon, Inc. *	7,800	502,320
Chevron Corp.	11,300	964,568
Chico's FAS, Inc. *	40,100	285,111
Cisco Systems, Inc. *	29,500	710,655
Citigroup, Inc.	158,400	3,392,928
City National Corp.	8,800	435,248
Coach, Inc. *	22,700	684,405
Comcast Corp., Class A	146,800	2,839,112
CONSOL Energy, Inc.	3,500	242,165
Constellation Brands, Inc., Class A *	47,400	837,558
Covidien, Ltd.	3,800	168,150
DaVita, Inc. *	11,000	525,360
Discover Financial Services	77,950	1,276,042
eBay, Inc. *	6,500	193,960
ENSCO International, Inc.	8,400	526,008
EOG Resources, Inc.	9,100	1,092,000
Exelon Corp.	44,800	3,640,896
Express Scripts, Inc. *	4,200	270,144
Federal Home Loan Mortgage Corp.	37,500	949,500
FedEx Corp.	23,600	2,187,012
Fifth Third Bancorp	69,700	1,458,124
Fortune Brands, Inc.	20,600	1,431,700

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Freeport-McMoRan Copper & Gold, Inc.,
Class B	2,200	$211,684
Genentech, Inc. *	3,900	316,602
General Dynamics Corp.	2,400	200,088
General Electric Company	121,000	4,478,210
Genzyme Corp. *	36,000	2,683,440
Goldman Sachs Group, Inc.	700	115,773
Google, Inc., Class A *	1,700	748,799
Halliburton Company	73,500	2,890,755
Harley-Davidson, Inc.	13,600	510,000
Hartford Financial Services Group, Inc.	19,600	1,485,092
Illinois Tool Works, Inc.	52,300	2,522,429
Intel Corp.	203,600	4,312,248
International Game Technology	15,700	631,297
Interpublic Group of Companies, Inc. *	145,500	1,223,655
Intuit, Inc. *	32,900	888,629
ITT Educational Services, Inc. *	2,100	96,453
J. Crew Group, Inc. *	9,200	406,364
Johnson & Johnson	39,000	2,529,930
Johnson Controls, Inc.	60,900	2,058,420
Laboratory Corp. of America Holdings *	8,000	589,440
Lexmark International, Inc. *	13,300	408,576
Linear Technology Corp. (a)	30,800	945,252
Marathon Oil Corp.	31,600	1,440,960
Masco Corp.	99,300	1,969,119
MasterCard, Inc., Class A	4,400	981,156
McDermott International, Inc. *	6,100	334,402
Medco Health Solutions, Inc. *	40,100	1,755,979
Medtronic, Inc.	39,400	1,905,778
Merck & Company, Inc.	49,300	1,870,935
Microsoft Corp.	119,800	3,399,924
Millipore Corp. *	12,800	862,848
Monsanto Company	2,600	289,900
Morgan Stanley	70,400	3,217,280
NetApp, Inc. *	57,600	1,154,880
News Corp., Class A	72,000	1,350,000
NiSource, Inc.	33,300	574,092
Omnicom Group, Inc.	24,600	1,086,828
PACCAR, Inc.	40,350	1,815,750
Pall Corp.	17,100	599,697
Peabody Energy Corp.	42,500	2,167,500
Pepco Holdings, Inc.	21,800	538,896
PepsiCo, Inc.	2,500	180,500
Praxair, Inc.	8,200	690,686
Precision Castparts Corp.	3,200	326,656
Principal Financial Group, Inc.	35,700	1,989,204
Procter & Gamble Company	3,500	245,245
QUALCOMM, Inc.	14,600	598,600
R.H. Donnelley Corp. *	29,807	150,823
Range Resources Corp.	3,400	215,730
Royal Caribbean Cruises, Ltd. (a)	22,100	727,090
Ryder Systems, Inc.	18,000	1,096,380
Schering-Plough Corp.	58,900	848,749
Schlumberger, Ltd.	6,500	565,500
Sempra Energy	26,500	1,411,920
Southwest Airlines Company	67,100	832,040

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Southwestern Energy Company *	7,000	$235,830
Sprint Nextel Corp.	247,095	1,653,066
Starbucks Corp. *	13,500	236,250
Starwood Hotels & Resorts Worldwide, Inc.	13,400	693,450
State Street Corp.	2,700	213,300
Stryker Corp.	6,100	396,805
SunTrust Banks, Inc.	20,900	1,152,426
Symantec Corp. *	129,044	2,144,711
Sysco Corp.	52,000	1,509,040
T. Rowe Price Group, Inc.	4,400	220,000
The Manitowoc Company, Inc.	4,100	167,280
UBS Emerging Markets Equities Fund *	91,446	3,221,458
UBS High Yield Fund *	705,709	14,846,425
United Technologies Corp.	8,000	550,560
UnitedHealth Group, Inc.	19,500	670,020
Viacom, Inc., Class B *	29,000	1,148,980
Visa, Inc. *	9,800	611,128
Wells Fargo & Company	126,900	3,692,790
Wyeth	86,900	3,628,944
Wynn Resorts, Ltd. * (a)	7,000	704,480
Xilinx, Inc.	53,700	1,275,375
XTO Energy, Inc.	5,675	351,055
Zimmer Holdings, Inc. *	8,600	669,596

		157,210,343

TOTAL COMMON STOCKS (Cost $225,772,631)		$217,085,799

U.S. TREASURY OBLIGATIONS - 4.02%

Treasury Inflation Protected
Securities (d) - 0.69%
1.75% due 01/15/2028	403,024	399,529
2.375% due 04/15/2011	1,584,541	1,702,391

		2,101,920
U.S. Treasury Bonds - 0.25%
4.75% due 02/15/2037	415,000	446,352
8.125% due 08/15/2019	235,000	327,366

		773,718
U.S. Treasury Notes - 3.08%
3.25% due 12/31/2009	5,545,000	5,697,920
3.625% due 12/31/2012	2,905,000	3,060,917
4.625% due 02/15/2017	605,000	664,507

		9,423,344

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,317,354)		$12,298,982

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.63%

Federal Home Loan Mortgage Corp. - 2.27%
2.375% due 05/28/2010	410,000	410,224
2.875% due 04/30/2010	275,000	278,072
3.25% due 02/25/2011	1,220,000	1,237,810
3.50% due 05/29/2013	595,000	598,944
4.50% due 06/01/2034	247,134	238,464
5.187% due 05/01/2037	633,745	645,001
5.50% due 04/01/2018 to 04/01/2037	1,788,990	1,812,803
5.60% due 10/17/2013	315,000	319,616
5.75% due 10/10/2012	155,000	157,476

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.75% due 09/15/2010	EUR	350,000	$571,597
6.00% due 03/01/2029		$24,559	25,402
6.50% due 11/01/2029 to 02/01/2038		615,120	641,283

			6,936,692

Federal National Mortgage
Association - 3.80%
2.50% due 04/09/2010		1,050,000	1,054,171
2.75% due 04/11/2011		820,000	819,503
3.625% due 02/12/2013		590,000	600,192
4.614% due 09/01/2035		678,410	677,807
5.00% due 10/15/2010 to 08/01/2036		705,292	702,504
5.00% TBA **		545,000	539,380
5.25% due 08/01/2012		200,000	209,730
5.50% due 10/01/2017 to 09/01/2034		2,291,587	2,326,399
5.625% due 07/15/2037		240,000	267,290
5.791% due 02/01/2036		350,090	359,589
6.00% due 06/01/2014 to 11/01/2036		1,334,845	1,363,386
6.07% due 05/12/2016		355,000	356,356
6.154% due 04/01/2036		676,438	688,075
6.50% due 06/01/2017 to 12/01/2037		1,422,367	1,481,421
7.50% due 07/25/2041		137,258	149,825

			11,595,628

Government National Mortgage
Association - 0.56%
5.00% TBA **		360,000	360,464
6.00% due 07/15/2029		725,332	752,553
6.50% due 08/15/2027 to 04/15/2031		574,863	601,804

			1,714,821

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,910,724)			$20,247,141

FOREIGN GOVERNMENT OBLIGATIONS - 3.36%

Austria - 0.20%
Republic of Austria
5.25% due 01/04/2011	EUR	370,000	607,824

Canada - 0.11%
Canadian Government Bond
5.25% due 06/01/2012	CAD	330,000	351,042

France - 0.31%
Government of France
1.80% due 07/25/2040	EUR	98,069	141,453
3.50% due 07/12/2009		185,000	291,160
4.75% due 04/25/2035		100,000	160,093
5.50% due 04/25/2029		195,000	343,238

			935,944

Germany - 0.13%
Federal Republic of Germany
3.75% due 01/04/2009		260,000	410,544

Italy - 1.09%
Republic of Italy
4.00% due 02/01/2037		800,000	1,081,721
4.25% due 08/01/2013		247,000	395,313
4.50% due 05/01/2009		555,000	881,515

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Italy (continued)
Republic of Italy (continued)
5.25% due 08/01/2011	EUR	310,000	$509,874
6.50% due 11/01/2027		250,000	476,881

			3,345,304

Japan - 0.69%
Government of Japan
0.60% due 12/20/2008	JPY	18,000,000	180,506
0.90% due 06/15/2008		55,000,000	551,887
1.00% due 06/10/2016		38,241,100	380,186
1.30% due 06/20/2011		80,000,000	818,900
2.30% due 06/20/2035		16,300,000	161,502

			2,092,981

Netherlands - 0.12%
Kingdom of Netherlands
4.00% due 01/15/2037	EUR	255,000	361,284

Poland - 0.24%
Republic of Poland
5.25% due 10/25/2017	PLN	360,000	153,615
5.75% due 09/23/2022		1,290,000	565,765

			719,380
Spain - 0.35%
Kingdom of Spain
5.15% due 07/30/2009	EUR	240,000	385,417
5.75% due 07/30/2032		245,000	442,778
6.15% due 01/31/2013		135,000	234,248

			1,062,443
Sweden - 0.07%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	1,090,000	211,677

United Kingdom - 0.05%
Government of United Kingdom
4.25% due 12/07/2027	GBP	85,000	161,681

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,212,595)			$10,260,104

CORPORATE BONDS - 4.88%

Canada - 0.06%
Canadian Natural Resources, Ltd.
6.75% due 02/01/2039		$180,000	183,684

Cayman Islands - 0.04%
Transocean, Inc.
6.80% due 03/15/2038		105,000	107,264

France - 0.01%
France Telecom SA
7.75% due 03/01/2011		30,000	32,530

Germany - 0.52%
KfW Bankengruppe, EMTN
4.75% due 12/07/2010	GBP	200,000	398,472
Kreditanstalt fuer Wiederaufbau, EMTN
4.625% due 10/12/2012	EUR	530,000	859,701
Landwirtschaftliche Rentenbank
6.00% due 09/15/2009	AUD	380,000	340,379

			1,598,552

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Ireland - 0.08%
Depfa ACS Bank
0.75% due 09/22/2008	JPY	10,000,000	$100,221
GE Capital European Funding, EMTN
4.625% due 08/23/2010	EUR	80,000	126,123

			226,344

Italy - 0.04%
Intesa Sanpaolo SpA, EMTN
6.375% due 04/06/2010		80,000	129,375

Luxembourg - 0.09%
Telecom Italia Capital SA
5.25% due 11/15/2013		$295,000	275,645

Netherlands - 0.29%
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	80,000	128,469
Rabobank Nederland, EMTN
1.05% due 01/22/2010	JPY	35,000,000	352,350
4.125% due 04/04/2012	EUR	255,000	399,899

			880,718

Switzerland - 0.05%
Credit Suisse New York
5.75% due 02/15/2018		$145,000	144,654

United Kingdom - 0.37%
Abbey National PLC
7.95% due 10/26/2029		25,000	26,770
AstraZeneca PLC
6.45% due 09/15/2037		55,000	59,014
Halifax PLC
9.375% due 05/15/2021	GBP	100,000	217,172
Lloyds TSB Bank PLC, EMTN
6.625% due 03/30/2015		150,000	301,051
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$65,000	65,573
Royal Bank of Scotland PLC
9.625% due 06/22/2015	GBP	120,000	274,699
SABMiller PLC
6.50% due 07/01/2016 (g)		$55,000	59,624
Vodafone Group PLC, Series E, MTN
3.625% due 11/29/2012	EUR	90,000	133,663

			1,137,566

United States - 3.33%
Abbott Laboratories
5.60% due 11/30/2017		$360,000	376,632
Allergan, Inc.
5.75% due 04/01/2016		200,000	206,065
Anadarko Petroleum Corp.
5.95% due 09/15/2016		35,000	36,195
AOL Time Warner, Inc.
6.875% due 05/01/2012		225,000	232,276
AT&T Wireless Services, Inc.
8.75% due 03/01/2031		30,000	36,408
AT&T, Inc.
6.50% due 09/01/2037		100,000	98,919
Avalonbay Communities, Inc.
7.50% due 08/01/2009		15,000	15,431
Bank of America Corp.
5.42% due 03/15/2017		500,000	495,949

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Bank One Corp.
7.875% due 08/01/2010		$85,000	$90,832
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		220,000	227,346
Bellsouth Corp.
6.55% due 06/15/2034		35,000	34,381
Boeing Capital Corp.
6.10% due 03/01/2011		50,000	53,199
Bristol-Myers Squibb Company
5.875% due 11/15/2036		115,000	111,207
Burlington Northern Santa Fe Corp.
7.082% due 05/13/2029		25,000	26,507
Citigroup, Inc.
5.625% due 08/27/2012		90,000	89,109
6.125% due 11/21/2017		300,000	299,557
6.875% due 03/05/2038		75,000	74,847
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP	175,000	314,528
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		$125,000	129,958
Comcast Corp.
6.30% due 11/15/2017		185,000	187,244
Computer Sciences Corp.
3.50% due 04/15/2008		35,000	34,992
Countrywide Financial Corp., Series A, MTN
3.345% due 05/05/2008 (b)		75,000	74,513
Countrywide Funding Corp., MTN
3.25% due 05/21/2008		310,000	304,017
CVS Caremark Corp.
5.75% due 06/01/2017		135,000	137,101
Dominion Resources, Inc.
5.95% due 06/15/2035		75,000	70,825
DTE Energy Company
6.35% due 06/01/2016		105,000	109,186
Erac USA Finance Company
7.00% due 10/15/2037 (g)		75,000	61,655
7.35% due 06/15/2008 (g)		55,000	55,387
Exelon Generation Company LLC
5.35% due 01/15/2014		85,000	83,013
Ford Motor Credit Company
5.80% due 01/12/2009		730,000	695,461
Fortune Brands, Inc.
5.375% due 01/15/2016		225,000	212,633
General Electric Capital Corp.
5.875% due 01/14/2038		210,000	202,410
General Electric Capital Corp., MTN
5.625% due 09/15/2017		70,000	71,628
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		420,000	447,804
General Electric Company
5.25% due 12/06/2017		65,000	64,910
General Motors Acceptance Corp.
6.875% due 09/15/2011		110,000	84,190
Goldman Sachs Group, Inc.
6.75% due 10/01/2037		65,000	60,472
Hartford Financial Services Group, Inc.
6.30% due 03/15/2018		160,000	160,304
HSBC Bank USA NA, BKNT
5.625% due 08/15/2035		250,000	217,032

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
HSBC Finance Corp.
6.75% due 05/15/2011	$130,000	$134,862
ICI Wilmington, Inc.
4.375% due 12/01/2008	130,000	130,673
International Lease Finance Corp.
3.50% due 04/01/2009	360,000	354,596
JP Morgan Chase & Company
6.75% due 02/01/2011	80,000	84,945
JP Morgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	100,000	91,368
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	90,000	88,436
7.40% due 03/15/2031	250,000	259,866
Lehman Brothers Holdings, Inc., MTN
6.75% due 12/28/2017	275,000	264,362
MetLife, Inc.
5.00% due 11/24/2013	125,000	130,879
Morgan Stanley
6.75% due 04/15/2011	215,000	225,365
Pacific Gas & Electric Company
6.05% due 03/01/2034	50,000	49,017
PPL Capital Funding, Inc.
4.33% due 03/01/2009	30,000	30,164
ProLogis, REIT
5.625% due 11/15/2015	90,000	82,149
PSEG Power LLC
6.95% due 06/01/2012	145,000	155,109
Residential Capital Corp.
6.125% due 11/21/2008	60,000	41,400
6.375% due 06/30/2010	390,000	195,975
Residential Capital LLC
3.49% due 06/09/2008	175,000	138,250
Schering-Plough Corp.
6.55% due 09/15/2037	50,000	48,152
Sprint Capital Corp.
6.875% due 11/15/2028	190,000	141,550
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	70,000	70,480
UnitedHealth Group, Inc.
6.875% due 02/15/2038	90,000	85,991
Valero Energy Corp.
6.625% due 06/15/2037	185,000	176,835
Washington Mutual Bank
5.50% due 01/15/2013	325,000	258,375
Wells Fargo Bank NA
5.95% due 08/26/2036	500,000	491,350
Weyerhaeuser Company
6.75% due 03/15/2012	160,000	168,228

		10,182,500

TOTAL CORPORATE BONDS (Cost $15,144,576)		$14,898,832

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.94%

United States - 4.94%
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B
5.775% due 05/10/2045 (b)	100,000	74,703

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class B
5.463% due 09/10/2047	$150,000	$107,454
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C
6.349% due 06/11/2035	345,000	332,678
Banc of America Funding Corp., Series 2007-C,
Class 1A4
5.76% due 05/20/2047 (b)	1,000,000	773,833
Banc of America Funding Corp.,
Series 2006-G, Class 3A2
5.75% due 07/20/2036	600,000	510,063
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1
5.3531% due 03/25/2035 (b)	318,767	285,584
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class A4
5.7126% due 06/11/2040 (b)	400,000	397,321
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431% due 10/15/2049	325,000	318,659
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-16, Class M1
6.251% due 11/25/2036 (b)	988,500	776,886
Credit Suisse Mortgage Capital Certificates, Series
2006-4, Class 8A1
7.00% due 05/25/2036	317,350	296,308
Credit Suisse Mortgage Capital Certificates, Series
2006-C2, Class A3
5.6585% due 03/15/2039 (b)	350,000	351,655
Credit Suisse Mortgage Capital Certificates, Series
2006-C3, Class B
5.8269% due 06/15/2038 (b)	100,000	74,778
Credit Suisse Mortgage Capital Certificates,
Series 2006-2, Class 3A1
6.50% due 03/25/2036	374,408	366,694
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MC
6.00% due 04/15/2032	475,000	492,672
First Horizon Asset Securities, Inc., Series
2007-AR2, Class 1A1
5.854% due 06/25/2037 (b)	639,381	633,971
GE Capital Commercial Mortgage Corp., Series
2006-C1, Class A4
5.338% due 03/10/2044 (b)	425,000	420,338
G-Force CDO, Ltd. Series 2006-1A, Class A3
5.60% due 09/27/2046 (g)	375,000	326,074
GS Mortgage Securities Corp., II, Series
2007-GG10, Class C
5.7992% due 08/10/2045 (b)	100,000	68,240
GS Mortgage Securities Corp., II,
Series 2006-CC1, Class A
5.3691% due 03/21/2046 (b)(g)	1,025,397	702,222
GS Mortgage Securities Corp., II,
Series 2006-RR2, Class A1
5.6803% due 06/23/2046 (b)(g)	1,250,000	916,850
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1
6.50% due 04/25/2020	226,368	230,296

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Indymac Index Mortgage Loan Trust,
Series 2005-AR27, Class 3A3
5.5709% due 12/25/2035 (b)	$450,000	$314,405
JP Morgan Alternative Loan Trust,
Series 2006-A4, Class A7
6.30% due 09/25/2036 (b)	525,000	288,749
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1794% due 12/15/2044 (b)	825,000	822,489
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A4
5.399% due 05/15/2045	425,000	416,247
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class B
5.52% due 05/15/2045 (b)	100,000	71,207
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	100,000	77,782
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2
7.40% due 07/15/2031	154,227	156,347
Merrill Lynch Mortgage Trust, Series 2007-C1,
Class B
5.8292% due 06/12/2050 (b)	100,000	68,838
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-3, Class B
5.525% due 07/12/2046 (b)	125,000	88,054
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class C
5.9573% due 08/12/2049 (b)	100,000	69,321
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-9, Class A4
5.70% due 09/25/2049	575,000	566,158
MLCC Mortgage Investors, Inc.,
Series 2006-2, Class 4A
5.7945% due 05/25/2036 (b)	542,039	483,819
Morgan Stanley Dean Witter
Capital I, Series 2000-LIFE, Class A2
7.57% due 11/15/2036	127,766	131,587
Residential Accredit Loans, Inc., Series 2007-QS6,
Class A29
6.00% due 04/25/2037	8,298	7,849
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418% due 01/15/2045	400,000	395,200
WaMu Mortgage Pass Through Certificates, Series
2007-HY1, Class 1A1
5.7137% due 02/25/2037 (b)	387,517	367,245
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
5.526% due 11/25/2042 (b)	182,513	173,276
Washington Mutual, Inc., Series 2007-HY1, Class
3A3
5.8832% due 02/25/2037 (b)	500,000	386,217
Washington Mutual, Inc., Series 2007-HY1, Class
LB1
5.7967% due 02/25/2037 (b)	998,892	852,037

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class B1
6.00% due 08/25/2037	$747,061	$567,382
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-AR4, Class A1
6.005% due 08/25/2037 (b)	360,111	340,608

		15,102,096

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,493,854)		$15,102,096

ASSET BACKED SECURITIES - 0.75%

United States - 0.75%
Citibank Credit Card Issuance Trust, Series
2002-A8, Class A8
3.265% due 11/07/2011 (b)	200,000	197,688
Citibank Credit Card Issuance Trust, Series
2003-A9, Class A9
3.15% due 11/22/2010 (b)	125,000	124,415
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1
2.9388% due 06/25/2033 (b)(g)	11,602	9,970
Daimler Chrysler Auto Trust, Series 2007-A, Class
A2B
3.6381% due 03/08/2011 (b)	360,000	358,676
Fieldstone Mortgage Investment Corp., Series
2006-S1, Class A
2.8187% due 01/25/2037 (b)(g)	168,166	47,087
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class M3
5.517% due 03/25/2025	500,000	131,178
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class B3
6.507% due 03/25/2025	528,276	11,025
Greenpoint Home Equity Loan Trust,
Series 2004-3, Class A
4.6962% due 03/15/2035 (b)	22,691	19,448
GSAMP Trust, Series 2006-S5, Class A2
5.658% due 09/25/2036	500,000	138,380
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class B
5.23% due 03/17/2014	675,000	664,074
Home Equity Mortgage
Trust, Series 2006-3, Class A2
5.594% due 09/25/2036 (b)	500,000	217,833
Merrill Lynch Mortgage Investors, Inc., Series
2006-SL1, Class A
2.7787% due 09/25/2036 (b)	40,909	28,391
Morgan Stanley Mortgage Loan Trust, Series
2006-14SL, Class A1
2.7587% due 11/25/2036 (b)	121,458	62,856
Nomura Asset Acceptance Corp., Series 2006-S4,
Class A1
2.7687% due 08/25/2036 (b)	124,058	52,165
SACO I Trust, Series 2006-5, Class 2A1
2.7487% due 05/25/2036 (b)	173,960	61,974

The accompanying notes are an integral part of the financial statements.
92

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PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Washington Mutual Master Note Trust, Series
2007-A5A, Class A5
3.5675% due 10/15/2014 (b)(g)		$175,000	$164,992

			2,290,152

TOTAL ASSET BACKED SECURITIES
(Cost $4,170,214)			$2,290,152

SUPRANATIONAL OBLIGATIONS - 0.37%

SNAT - 0.37%
Council Of Europe Development Bank, MTN
6.25% due 01/23/2012	AUD	290,000	257,342
European Investment Bank
6.25% due 04/15/2014	GBP	160,000	343,561
European Investment Bank, INTL
5.375% due 10/15/2012	EUR	320,000	535,473

			1,136,376

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,049,265)			$1,136,376

SHORT TERM INVESTMENTS - 1.25%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)		$3,827,586	$3,827,586

TOTAL SHORT TERM INVESTMENTS
(Cost $3,827,586)			$3,827,586

REPURCHASE AGREEMENTS - 1.86%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$5,680,252 on 04/01/2008,
collateralized by $5,790,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at $5,797,238,
including interest)		$5,680,000	$5,680,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,680,000)			$5,680,000

Total Investments (Global Allocation Trust)
(Cost $314,578,799) - 99.11%			$302,827,068
Other Assets in Excess of Liabilities - 0.89%			2,730,465

TOTAL NET ASSETS - 100.00%			$305,557,533

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Mutual Funds	5.91%
Financial Services	5.42%
Banking	4.59%
Semiconductors	3.15%
Insurance	2.95%

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 2.34%

Treasury Inflation Protected
Securities (d) - 0.04%
2.00% due 04/15/2012		$521,310	$561,264
U.S. Treasury Notes - 2.07%
2.75% due 02/28/2013		27,400,000	27,894,460
U.S. Treasury Strips - 0.23%
zero coupon due 05/15/2017		4,300,000	3,052,979

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,256,526)			$31,508,703

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.02%

Federal Home Loan Mortgage Corp. - 1.87%
5.125% due 11/17/2017		7,100,000	7,608,568
5.50% due 08/23/2017		16,000,000	17,617,504

			25,226,072

Federal National Mortgage
Association - 24.77%
2.9562% due 03/25/2044 (b)		193,225	190,922
3.0062% due 09/25/2032 (b)		49,724	49,359
4.196% due 11/01/2034 (b)		3,971,291	4,009,251
4.933% due 12/01/2034 (b)		748,339	752,688
5.00% due 02/13/2017 to 03/01/2036		36,211,736	37,562,046
5.50% due 04/01/2024 to 08/01/2037		117,024,188	118,326,951
5.50% TBA **		25,300,000	25,537,187
6.00% due 03/01/2033 to 11/01/2037		100,291,408	102,848,443
6.00% TBA **		27,000,000	27,658,125
6.50% due 04/01/2036 to 11/01/2037		6,913,265	7,165,922
6.50% TBA **		9,000,000	9,320,625

			333,421,519

Government National Mortgage
Association - 0.26%
5.125% due 11/20/2023 to 10/20/2026 (b)		113,807	113,682
6.00% due 08/20/2034		3,082,582	3,149,692
6.25% due 01/20/2030 (b)		45,241	46,137
6.375% due 02/20/2024 to 06/20/2030 (b)		166,810	170,565

			3,480,076

Small Business Administration - 0.12%
4.12% due 03/10/2014		1,364,015	1,311,595
6.64% due 02/10/2011		69,866	72,504
7.22% due 11/01/2020		163,385	174,402

			1,558,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $357,590,488)			$363,686,168

FOREIGN GOVERNMENT OBLIGATIONS - 39.94%

Australia - 1.01%
Commonwealth of Australia
5.75% due 06/15/2011	AUD	250,000	225,925
6.00% due 06/14/2011		15,000,000	13,405,743

			13,631,668

Belgium - 2.08%
Kingdom of Belgium
zero coupon due 08/14/2008	EUR	18,000,000	28,010,028

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Canada - 0.48%
Province of Quebec, Canada
5.00% due 12/01/2038	CAD	5,200,000	$5,253,244
5.75% due 12/01/2036		1,000,000	1,122,480
6.35% due 06/18/2031		125,000	152,254

			6,527,978

Finland - 0.25%
Republic of Finland
5.75% due 02/23/2011	EUR	2,030,000	3,383,851

France - 5.27%
Government of France
3.00% due 07/12/2008		3,000,000	4,721,422
3.40% due 07/25/2029		346,893	649,976
4.00% due 04/25/2055		200,000	278,475
4.00% due 04/25/2014		400,000	636,949
4.00% due 10/25/2014		4,500,000	7,150,690
4.00% due 10/25/2038		10,800,000	15,226,255
4.75% due 04/25/2035		500,000	800,465
5.00% due 10/25/2011		4,550,000	7,480,049
5.25% due 04/25/2008		5,830,000	9,208,892
5.50% due 04/25/2010		5,190,000	8,491,302
5.75% due 10/25/2032		8,900,000	16,256,850

			70,901,325

Germany - 10.96%
Federal Republic of Germany
3.50% due 10/09/2009		1,800,000	2,833,563
3.75% due 07/04/2013		4,200,000	6,677,160
4.00% due 01/04/2037		1,100,000	1,585,798
4.25% due 01/04/2014		10,300,000	16,733,986
4.25% due 07/04/2014		23,200,000	37,693,915
4.50% due 01/04/2013		1,040,000	1,705,851
4.75% due 07/04/2034		1,600,000	2,595,842
5.00% due 01/04/2012		6,600,000	10,919,368
5.375% due 01/04/2010		200,000	325,058
5.50% due 01/04/2031		2,700,000	4,813,949
5.625% due 01/04/2028		13,600,000	24,494,742
6.25% due 01/04/2024		5,900,000	11,259,976
6.25% due 01/04/2030		5,175,000	10,032,219
6.50% due 07/04/2027		8,000,000	15,827,525

			147,498,952

Italy - 0.30%
Republic of Italy
4.25% due 08/01/2014		1,800,000	2,883,095
4.25% due 11/01/2009		140,000	222,418
5.50% due 11/01/2010		560,000	920,144

			4,025,657

Japan - 17.42%
Government of Japan
0.50% due 06/20/2013	JPY	130,000,000	1,287,421
0.80% due 12/10/2015		473,290,000	4,662,628
1.00% due 06/10/2016		1,483,230,000	14,745,996
1.10% due 03/21/2011		360,000,000	3,658,720
1.10% due 12/10/2016		2,705,400,000	27,100,139
1.10% due 09/20/2012		950,000,000	9,695,490
1.20% due 03/10/2017		291,450,000	2,937,306
1.20% due 06/10/2017		5,282,300,000	52,997,876

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan (continued)
Government of Japan (continued)
1.50% due 09/20/2014	JPY	660,000,000	$6,898,311
1.50% due 03/20/2014		480,000,000	5,012,803
1.60% due 06/20/2014		70,000,000	735,641
1.60% due 09/20/2013		400,000,000	4,194,414
2.30% due 06/20/2035		3,410,000,000	33,786,710
2.30% due 05/20/2030		165,000,000	1,668,453
2.40% due 03/20/2034		450,000,000	4,569,965
2.50% due 09/20/2035		800,000,000	8,258,323
2.50% due 06/20/2036		1,370,000,000	14,086,632
2.50% due 03/20/2036		250,000,000	2,572,066
2.50% due 09/20/2036		3,080,000,000	31,651,604
2.50% due 09/20/2037		390,000,000	4,007,207

			234,527,705

Netherlands - 0.30%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	100,000	164,115
5.50% due 01/15/2028		2,190,000	3,850,677

			4,014,792

Spain - 0.52%
Banco Bilbao Vizcaya Argentaria SA
2.75% due 06/07/2010		1,100,000	1,680,236
Kingdom of Spain
4.20% due 07/30/2013		100,000	160,391
4.75% due 07/30/2014		600,000	991,960
6.15% due 01/31/2013		2,420,000	4,199,114

			7,031,701

Sweden - 0.37%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	14,200,000	2,405,123
5.25% due 03/15/2011		14,350,000	2,511,434

			4,916,557

United Kingdom - 0.98%
Government of United Kingdom
4.25% due 06/07/2032	GBP	500,000	959,380
4.75% due 06/07/2010		100,000	201,988
5.00% due 03/07/2012		1,900,000	3,922,499
5.75% due 12/07/2009		25,000	51,159
6.00% due 12/07/2028		335,000	789,918
8.00% due 12/07/2015		500,000	1,236,428
8.00% due 09/27/2013		2,540,000	6,021,439

			13,182,811

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $488,042,782)			$537,653,025

CORPORATE BONDS - 28.59%

British Virgin Islands - 0.08%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		$1,100,000	1,016,510

Canada - 2.70%
Alcan, Inc.
6.45% due 03/15/2011		1,100,000	1,171,027
Canada Housing Trust
4.55% due 12/15/2012 (g)	CAD	22,700,000	23,397,166

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Canada (continued)
Canadian Natural Resources, Ltd.
6.70% due 07/15/2011		$1,100,000	$1,161,730
DaimlerChrysler Canada Finance, Inc., MTN
4.85% due 03/30/2009	CAD	1,100,000	1,076,531
Honda Canada Finance, Inc., Series E, MTN
3.7986% due 03/26/2012 (b)		10,200,000	9,589,262

			36,395,716

Cayman Islands - 1.72%
Foundation Re II, Ltd.
9.82% due 11/26/2010 (b)(g)		$600,000	609,738
Green Valley, Ltd.
8.3758% due 01/10/2012 (b)(g)	EUR	1,200,000	1,909,655
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$2,900,000	2,363,207
Mizuho Finance, Ltd.
1.705% due 09/28/2049 (b)	JPY	200,000,000	2,005,696
1.815% due 12/31/2049 (b)		200,000,000	2,027,526
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$1,800,000	1,789,596
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,900,000	3,201,564
Mystic Re, Ltd.
12.09% due 12/05/2008 (b)(g)		$500,000	495,250
Pylon, Ltd., Class B
8.624% due 12/29/2008 (b)(g)	EUR	600,000	952,080
Residential Reinsurance 2005, Ltd., Series A
8.5256% due 06/06/2008 (b)(g)		$500,000	499,800
Residential Reinsurance 2007 Ltd., Series CL5
10.8256% due 06/07/2010 (b)(g)		2,900,000	2,940,741
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)		2,600,000	2,038,400
STB Finance Cayman, Ltd.
1.705% due 08/12/2049 (b)	JPY	100,000,000	998,380
Transocean, Inc.
3.2143% due 09/05/2008 (b)		$1,300,000	1,293,517

			23,125,150

Denmark - 0.62%
Nykredit
6.00% due 10/01/2029	DKK	247,580	53,909
Nykredit Realkredit A/S, Series IOH
5.00% due 10/01/2038		10,997,668	2,196,786
Realkredit Danmark A/S, Series 73D
5.00% due 10/01/2038 (b)		1,399,925	283,044
Realkredit Danmark A/S, Series 83D
5.00% due 10/01/2038		28,929,932	5,859,607
Unikredit Realred
6.00% due 07/01/2029		29,631	6,455

			8,399,801

France - 0.97%
Axa, SA
3.75% due 01/01/2017	EUR	231,700	761,770
BNP Paribas, EMTN
5.25% due 01/23/2014 (b)		125,000	197,282
Caisse Nationale des Caisses d'Epargne et de
Prevoyance, EMTN
6.117% due 10/29/2049 (b)		2,400,000	3,265,696

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

France (continued)
Credit Agricole SA
3.14% due 05/28/2010 (b)(g)		$5,300,000	$5,300,944
6.637% due 12/31/2049 (b)(g)		2,900,000	2,246,453
France Telecom SA
7.5 due 03/14/2011	GBP	405,000	846,207
GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	250,000	404,592

			13,022,944

Germany - 0.45%
Deutsche Bank AG
5.375% due 10/12/2012		$3,100,000	3,239,819
KFW International Finance, Inc.
1.75% due 03/23/2010	JPY	185,000,000	1,893,612
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011	EUR	250,000	408,479
Lbank Rheinland Pfalz Giro
4.75% due 04/04/2008		330,000	520,991

			6,062,901

Iceland - 0.24%
Glitnir Banki HF
4.3337% due 01/21/2011 (b)(g)		$900,000	685,557
4.4212% due 01/18/2012 (b)(g)		1,100,000	831,968
Kaupthing Bank HF
5.75% due 10/04/2011 (g)		1,000,000	798,237
Landsbanki Islands HF
3.793% due 08/25/2009 (b)(g)		1,000,000	906,709

			3,222,471

Ireland - 0.12%
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000,000	1,607,780

Italy - 0.53%
Edison SpA, EMTN
5.125% due 12/10/2010		210,000	334,113
Intesa Sanpaolo SpA, EMTN
6.375% due 11/12/2017 (b)	GBP	3,050,000	5,935,208
Telecom Italia SpA, EMTN
6.25% due 02/01/2012	EUR	580,000	902,938

			7,172,259

Japan - 0.78%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)		900,000	1,325,299
Mizuho Finance, Ltd.
2.435% due 04/27/2049 (b)	JPY	100,000,000	1,012,889
Mizuho Trust & Banking Company
2.8813% due 04/27/2009		100,000,000	1,018,623
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)		$2,700,000	2,243,727
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)	EUR	250,000	381,505
5.625% due 07/29/2049 (b)(g)		$500,000	422,910
Sumitomo Mitsui Banking Corp., Series E, MTN
1.7463% due 12/31/2049 (b)	JPY	100,000,000	1,004,860
1.88% due 12/01/2049 (b)		300,000,000	3,031,824

			10,441,637

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Jersey Channel Islands - 0.29%
HBOS Capital Funding LP
9.54% due 03/12/2049 (b)	GBP	1,700,000	$3,347,445
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	350,000	562,624

			3,910,069

Luxembourg - 0.28%
Gazstream SA for Gazprom OAO
5.625% due 07/22/2013		$211,913	210,888
Telecom Italia Finance SA, EMTN
7.25 due 04/20/2011	EUR	125,000	200,255
VTB Capital SA
3.8393% due 08/01/2008 (b)(g)		$3,400,000	3,361,750

			3,772,893

Netherlands - 0.24%
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	180,000	308,894
8.25% due 06/15/2030		$800,000	959,668
E.ON International Finance BV, EMTN
5.75% due 05/29/2009	EUR	590,000	942,752
RWE Finance BV, EMTN
6.125% due 10/26/2012		125,000	208,352
Siemens Financieringsmaatschappij NV
3.1175% due 08/14/2009 (b)(g)		$800,000	800,557

			3,220,223

Spain - 0.63%
Banco Santander SA
4.50% due 11/14/2012	EUR	1,400,000	2,219,025
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$1,600,000	1,441,858
Santander US Debt SA Unipersonal
2.6588% due 09/19/2008 (b)(g)		2,400,000	2,393,318
3.0743% due 11/20/2009 (g)		2,500,000	2,473,098

			8,527,299

Sweden - 0.06%
Spintab AB, Series 168
6.00% due 04/20/2009	SEK	5,000,000	852,424

Switzerland - 0.24%
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		$3,100,000	3,168,597

Tunisia - 0.15%
Banque Centrale de Tunisie
4.50% due 06/22/2020	EUR	1,500,000	2,021,738

United Kingdom - 2.30%
Anglian Water Services Finance PLC, EMTN
4.625% due 10/07/2013		250,000	382,156
AWG PLC
5.375% due 07/02/2009		400,000	637,512
Barclays Bank PLC
6.05% due 12/04/2017 (g)		$11,500,000	11,216,790
8.25% due 02/28/2049	GBP	1,600,000	3,191,753
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		$4,200,000	4,190,399
Cadbury Schweppes Investments PLC, EMTN
4.25% due 06/30/2009	EUR	675,000	1,059,116

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United Kingdom (continued)
HBOS PLC
5.92% due 09/29/2049 (b)(g)		$2,800,000	$2,059,896
HSBC Holdings PLC
6.50% due 05/02/2036		3,100,000	2,998,977
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (b)	EUR	1,020,000	1,581,439
National Grid PLC, EMTN
4.98% due 06/22/2011	CAD	2,000,000	1,955,419
NGG Finance PLC
6.125% due 08/23/2011	EUR	250,000	407,021
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049		500,000	702,614
Royal Bank of Scotland PLC, EMTN
4.875% due 03/26/2009		125,000	196,425
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)		$400,000	371,573

			30,951,090

United States - 16.19%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500,000	516,524
American Express Centurion Bank, BKNT
3.075% due 05/07/2008 (b)		2,400,000	2,399,518
American Express Company
7.00% due 03/19/2018		6,900,000	7,243,751
American International Group, Inc.
2.5987% due 06/23/2008 (b)(g)		3,400,000	3,384,907
American International Group, Inc., MTN
5.85% due 01/16/2018		3,300,000	3,238,425
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,700,000	2,014,893
Amgen, Inc.
3.17% due 11/28/2008 (b)		$2,900,000	2,896,590
Autozone, Inc.
5.875% due 10/15/2012		800,000	809,638
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	4,600,000	6,814,295
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		$5,000,000	5,002,465
7.25% due 02/01/2018		6,800,000	7,027,059
BellSouth Corp.
3.165% due 08/15/2008 (b)		2,300,000	2,297,040
4.24% due 04/26/2021 (b)(g)		7,400,000	7,404,736
5.20% due 09/15/2014		1,000,000	998,345
Boston Scientific Corp.
6.00% due 06/15/2011		800,000	780,000
6.40% due 06/15/2016		1,600,000	1,492,000
Charter One Bank N.A., BKNT
3.2938% due 04/24/2009 (b)		7,000,000	6,957,762
CIT Group, Inc., MTN
3.19% due 08/17/2009 (b)		3,000,000	2,520,294
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		5,400,000	5,321,014
Citigroup Funding, Inc., MTN
2.5987% due 04/23/2009 (b)		800,000	790,104
Citigroup, Inc.
2.695% due 12/26/2008 (b)		2,400,000	2,396,578
2.7012% due 12/28/2009 (b)		2,600,000	2,545,431
6.00% due 08/15/2017		2,900,000	2,859,513

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Clorox Company
5.45% due 10/15/2012		$3,000,000	$3,088,380
CNA Financial Corp.
5.85% due 12/15/2014		4,000,000	3,957,708
6.00% due 08/15/2011		1,600,000	1,642,992
ConocoPhillips Australia Funding Company
4.6431% due 04/09/2009 (b)		3,192,000	3,183,311
Consumers Energy Company
5.00% due 02/15/2012		700,000	709,332
CVS Caremark Corp.
5.75% due 08/15/2011		300,000	313,828
DaimlerChrysler NA Holding Corp.
4.875% due 06/15/2010		300,000	301,812
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		400,000	408,409
EchoStar DBS Corp.
5.75% due 10/01/2008		300,000	298,500
Exelon Corp.
4.90% due 06/15/2015		1,000,000	952,642
Financing Corp Fico, Series 13P
zero coupon due 12/27/2018		11,300,000	7,123,667
Ford Motor Credit Company
7.875% due 06/15/2010		800,000	697,550
General Electric Capital Corp.
4.625% due 09/15/2066 (b)(g)	EUR	100,000	138,207
6.375% due 11/15/2067 (b)		$3,200,000	3,131,261
6.625% due 02/04/2010	NZD	250,000	191,191
General Electric Capital Corp., MTN
2.9413% due 12/12/2008 (b)		$1,300,000	1,302,531
3.9937% due 10/21/2010 (b)		500,000	495,456
General Motors Acceptance Corp.
6.75% due 12/01/2014		1,300,000	920,011
7.00% due 02/01/2012		1,500,000	1,140,718
GMAC LLC
4.315% due 05/15/2009 (b)		1,800,000	1,538,397
4.75% due 09/14/2009	EUR	200,000	260,886
6.00% due 12/15/2011		$1,500,000	1,121,240
Goldman Sachs Group, Inc.
3.0487% due 03/22/2016 (b)		1,100,000	956,136
5.95% due 01/18/2018		800,000	792,200
6.25% due 09/01/2017		9,900,000	9,963,726
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	1,300,000	1,971,245
Health Care Property Investors, Inc., REIT
5.95% due 09/15/2011		$300,000	290,857
HSBC Finance Corp.
3.9537% due 10/21/2009 (b)		3,200,000	3,088,480
HSBC Finance Corp., MTN
2.6688% due 06/19/2009 (b)		3,800,000	3,602,807
International Lease Finance Corp.
5.35% due 03/01/2012		1,100,000	1,083,187
Johnson Controls, Inc.
5.25% due 01/15/2011		900,000	928,656
JP Morgan & Company, Inc., Series A, MTN
5.8857% due 02/15/2012 (b)		360,000	370,382
JP Morgan Chase & Company
6.00% due 01/15/2018		5,200,000	5,422,669
JP Morgan Chase & Company, MTN
3.125% due 05/07/2010 (b)		5,800,000	5,724,815

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
JP Morgan Chase & Company, MTN (continued)
5.058% due 02/22/2021 (b)	CAD	1,000,000	$914,803
JP Morgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	1,900,000	2,360,931
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017		$2,300,000	2,397,113
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036		1,300,000	1,137,317
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		1,800,000	1,553,058
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		4,000,000	3,925,476
Kraft Foods, Inc.
6.25% due 06/01/2012		1,200,000	1,249,685
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013		4,500,000	4,375,643
Loews Corp.
5.25% due 03/15/2016		400,000	399,937
Longpoint Re, Ltd.
8.05% due 05/08/2010 (b)(g)		1,600,000	1,614,001
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010		900,000	897,929
Masco Corp.
5.875% due 07/15/2012		300,000	302,408
May Department Stores Company
4.80% due 07/15/2009		300,000	296,461
Merrill Lynch & Company, Inc., MTN
3.1575% due 08/14/2009 (b)		400,000	391,801
3.8875% due 10/23/2008 (b)		2,000,000	1,993,058
Metropolitan Life Global Funding I, MTN
3.11% due 05/17/2010 (b)(g)		2,900,000	2,839,610
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)		400,000	399,999
9.87% due 12/31/2049 (b)(g)		560,000	562,327
Mizuho Preferred Capital Company LLC
8.79% due 12/29/2049 (b)(g)		1,900,000	1,909,367
Morgan Stanley
4.7375% due 10/15/2015 (b)		2,100,000	1,700,338
6.25% due 08/28/2017		500,000	497,274
Morgan Stanley, MTN
2.6387% due 11/21/2008 (b)		300,000	298,192
Morgan Stanley, Series F, MTN
3.2118% due 05/07/2009 (b)		2,800,000	2,753,173
News America Holdings, Inc.
6.75% due 01/09/2038		125,000	130,840
Nisource Finance Corp.
5.40% due 07/15/2014		400,000	395,474
Nordea Bank Finland NY, Series YCD
3.0644% due 04/09/2009		6,900,000	6,893,790
NRG Energy, Inc.
6.48% due 02/01/2013		947,590	826,772
PLD International Finance LLC
4.375% due 04/13/2011	EUR	350,000	499,272
Reynolds American, Inc.
3.50% due 06/15/2011 (b)		$800,000	748,000
Ryder System, Inc., MTN
5.85% due 11/01/2016		1,100,000	1,069,057
Sara Lee Corp.
6.25% due 09/15/2011		800,000	847,536

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
SB Treasury Company LLC
9.40% due 12/29/2049 (b)		$1,100,000	$1,114,621
9.40% due 12/29/2049 (b)(g)		2,370,000	2,400,931
Sealed Air Corp.
5.625% due 07/15/2013 (g)		1,200,000	1,254,548
Sprint Capital Corp.
6.375% due 05/01/2009		50,000	49,250
8.75% due 03/15/2032		300,000	253,500
Sprint Nextel Corp.
6.00% due 12/01/2016		1,400,000	1,088,500
State Street Capital Trust IV
6.6943% due 06/01/2067 (b)		2,300,000	1,722,884
Supervalu, Inc.
7.50% due 11/15/2014		200,000	202,000
Time Warner, Inc.
3.30% due 11/13/2009 (b)		2,400,000	2,298,108
Tokai Preferred Capital Company LLC
9.98% due 12/29/2049 (b)		1,100,000	1,109,327
Unicredit Luxembourg Finance SA
3.7675% due 10/24/2008 (b)(g)		400,000	399,582
US Bancorp
2.7075% due 04/28/2009 (b)		2,500,000	2,485,682
Verizon Communications, Inc.
6.40% due 02/15/2038		4,300,000	4,186,360
Viacom, Inc.
5.75% due 04/30/2011		1,200,000	1,212,780
Wal-Mart Stores, Inc.
5.25% due 09/28/2035	GBP	250,000	445,415
Wells Fargo & Company
3.50% due 04/04/2008 (c)		$250,000	249,998
4.375% due 01/31/2013 (c)		2,700,000	2,686,173
Westpac Banking Corp., Series DPNT
3.04% due 06/06/2008 (b)		2,500,000	2,499,520
Xerox Corp.
9.75% due 01/15/2009		1,200,000	1,246,799

			217,910,691

TOTAL CORPORATE BONDS (Cost $384,857,715)			$384,802,193

MUNICIPAL BONDS - 1.24%

California - 0.89%
California State Various Purpose
5.00% due 11/01/2037		3,800,000	3,696,868
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047		200,000	161,128
5.75% due 06/01/2047		6,505,000	5,740,598
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027		200,000	200,708
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036		45,000	45,128
State of California
5.00% due 06/01/2032		2,200,000	2,163,480

			12,007,910

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)

Illinois - 0.01%
Chicago Illinois, Series A
9.248% due 01/01/2030		$230,000	$181,843

Iowa - 0.04%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023		575,000	562,781

Kentucky - 0.01%
Louisville & Jefferson Kentucky Sewer, Series A
5.00% due 05/15/2036		100,000	98,804

New York - 0.09%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
9.248% due 06/15/2038 (b)		200,000	167,784
New York City Transitional Financial Authority
5.00% due 02/01/2028		285,000	287,707
Tobacco Settlement Financing Corp., Asset
Backed Series A-1-Callable
5.25% due 06/01/2013		700,000	701,778

			1,157,269

Ohio - 0.18%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		2,700,000	2,375,676

Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		800,000	52,240

Texas - 0.02%
Harris County, Texas
5.00% due 08/01/2033		200,000	202,166

TOTAL MUNICIPAL BONDS (Cost $17,378,648)			$16,638,689

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.47%

Cayman Islands - 0.00%
SHL Corp Ltd., Series 1999-1A, Class A2
1.6663% due 12/25/2024 (b)(g)	JPY	1,902,380	19,108

Ireland - 0.33%
Emerald Mortgages PLC, Series 2, Class A
4.569% due 04/30/2028 (b)	EUR	255,243	402,750
Immeo Residential Finance PLC, Series 2007-2,
Class A
4.766% due 12/15/2016 (b)		2,179,712	3,318,266
Lusitano Motgages PLC, Series 1, Class A
4.886% due 12/15/2035 (b)		497,680	765,365

			4,486,381

Italy - 0.54%
Seashell Securities PLC, Series 2001-II, Class A
4.588% due 07/25/2028 (b)		455,199	714,283
Siena Mortgages, Series 2003-4, Class A2
4.836% due 12/16/2038 (b)		4,285,624	6,536,261

			7,250,544

Netherlands - 0.35%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)		500,000	802,320

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Netherlands (continued)
Atomium Mortgage Finance BV,
Series 2003-I, Class A
4.41% due 04/18/2009 (b)	EUR	144,548	$225,644
Delphinus BV, Series 2001-II, Class A1
4.672% due 11/28/2031 (b)		298,159	462,754
Delphinus BV, Series 2002-I, Class A1
4.538% due 04/25/2092 (b)		171,448	269,783
Delphinus BV, Series 2003-I, Class A1
4.568% due 04/25/2093 (b)		500,000	783,328
Dutch MBS BV, Series X, Class B
4.97% due 10/02/2079 (b)		810,555	1,251,388
Dutch MBS BV, Series XI, Class A1
4.614% due 11/02/2034 (b)		142,341	222,627
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
4.608% due 11/20/2035 (b)		234,109	354,013
Holland Euro-Denominated Mortgage
Backed Series, Series 2, Class A
4.779% due 04/18/2012 (b)		252,327	393,510

			4,765,367

Spain - 0.09%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
4.398% due 10/25/2037 (b)		898,382	1,269,745

United Kingdom - 0.53%
Bauhaus Securities Ltd., Series 1, Class A2
4.698% due 10/30/2052 (b)		457,953	719,377
Haus, Ltd., Series 2000-1A, Class A2
4.512% due 12/10/2037 (b)(g)		420,772	656,959
Permanent Financing PLC,
Series 2004-4, Class 5A2
5.9544% due 06/10/2042 (b)	GBP	3,000,000	5,691,746

			7,068,082

United States - 9.63%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1329% due 09/25/2035 (b)		$305,304	296,325
American Home Mortgage Assets, Series 2006-5,
Class A1
5.246% due 11/25/2046 (b)		1,525,275	1,216,034
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		225,516	203,135
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1421% due 01/20/2047 (b)		434,414	376,112
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034		525,099	482,052
BCAP LLC Trust, Series 2006-AA2, Class A1
2.7687% due 01/25/2037 (b)		4,598,886	3,235,177
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6413% due 10/25/2033 (b)		468,597	448,131
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
4.4876% due 02/25/2034 (b)		76,136	71,204

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.409% due 05/25/2034 (b)	$901,018	$886,423
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6412% due 05/25/2034 (b)	322,585	313,667
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7773% due 11/25/2034 (b)	328,621	318,489
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	5,537,733	5,292,422
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	3,329,241	3,171,956
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	4,162,103	4,040,960
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.525% due 09/25/2036 (b)	2,217,044	1,819,021
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5755% due 11/25/2035 (b)	1,945,743	1,540,462
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.9356% due 02/25/2036 (b)	3,639,521	2,685,431
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6815% due 01/26/2036 (b)	3,829,391	3,238,302
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
2.8062% due 01/25/2037 (b)(g)	5,171,914	4,914,171
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	1,719,921	1,707,872
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	1,666,115	1,580,340
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	5,600,000	5,404,938
Countrywide Alternative Loan Trust, Series
2005-21CB, Class A3
5.25% due 06/25/2035	537,404	470,178
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
2.7787% due 05/25/2047 (b)	3,466,033	2,625,062
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
6.136% due 08/25/2034 (b)	200,752	179,354
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7999% due 11/25/2034 (b)	631,058	591,734
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.842% due 04/20/2035 (b)	335,465	318,664
Countrywide Home Loans,
Series 2004-25, Class 1A1
2.9288% due 02/25/2035 (b)	93,128	77,575

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Countrywide Home Loans,
Series 2004-25, Class 2A1
2.9388% due 02/25/2035 (b)	$136,678	$109,457
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
2.9188% due 03/25/2035 (b)	212,585	164,333
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
5.1045% due 07/25/2033 (b)	75,900	72,639
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.0987% due 08/25/2033 (b)	1,224,831	1,137,477
CS First Boston Mortgage Securities Corp.,
Series 2002-AR13, Class 3A
5.6382% due 05/25/2032 (b)	13,260	13,230
CS First Boston Mortgage Securities Corp.,
Series 2003-8, Class 5A1
6.50% due 04/25/2033	66,855	64,031
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
2.6988% due 06/25/2036 (b)	293,019	288,460
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3336, Class GA
5.00% due 05/15/2027	5,399,098	5,478,890
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
2.9675% due 02/15/2019 (b)	7,738,539	7,684,707
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
3.1675% due 12/15/2030 (b)	378,561	370,035
Federal Home Loan Mortgage Corp.,
Series 2003-2581, Class QG
5.00% due 12/15/2031	2,500,000	2,488,969
Federal Home Loan Mortgage Corp.,
Series 2005-2922, Class EH
4.50% due 07/15/2023	3,953,026	3,986,154
Federal Home Loan Mortgage Corp.,
Series 2005-3037, Class BC
4.50% due 02/15/2020	5,722,153	5,798,423
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
5.722% due 10/25/2044 (b)	3,184,436	3,151,817
First Alliance Mortgage Loan,
Series 1997-4, Class A3
2.7656% due 12/20/2027 (b)	32,824	31,768
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.7487% due 07/25/2033 (b)	169,603	168,879
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.3982% due 12/25/2033 (b)	481,431	463,068
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3699% due 08/25/2035 (b)	313,730	294,952
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
3.1675% due 11/15/2031 (b)	131,957	122,025

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.3234% due 06/25/2034 (b)	$64,883	$51,906
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	341,354	335,356
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.6787% due 10/25/2046 (b)	3,471,829	3,125,284
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.3855% due 10/25/2033 (b)	73,173	70,081
GS Mortgage Securities Corp., Series 2003-1,
Class A2
3.2987% due 01/25/2032 (b)	131,730	128,765
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.513% due 03/25/2033 (b)	434,911	408,833
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
5.0761% due 05/19/2033 (b)	727,347	704,853
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.1372% due 07/19/2035 (b)	120,880	115,498
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
2.7488% due 01/19/2038	952,361	723,335
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0515% due 12/25/2034 (b)	174,601	159,002
JP Morgan Alternative Loan Trust, Series 2006-A6,
Class 2A1
5.50% due 11/25/2036 (b)	1,368,686	1,220,314
JP Morgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3894% due 11/25/2033 (b)	434,975	413,390
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0226% due 02/25/2035 (b)	937,396	852,079
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A5
4.7663% due 07/25/2035 (b)	5,101,588	4,912,050
Mastr Adjustable Rate Mortgages Trust, Series
2004-6, Class 4A4
4.1388% due 07/25/2034 (b)	600,000	574,615
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
3.5612% due 12/15/2030 (b)	138,188	132,977
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 1999-A, Class A
3.1975% due 03/15/2025 (b)	73,066	58,872
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
6.8516% due 02/25/2033 (b)	441,102	440,727
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)	2,525,654	2,369,434
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
2.8488% due 11/25/2035 (b)	2,253,344	2,033,799

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.8087% due 02/25/2036 (b)	$6,746,438	$5,411,141
Merrill Lynch Mortgage Investors, Inc., Series
2005-A8, Class A3A2
2.8487% due 08/25/2036 (b)	363,156	247,262
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	1,400,000	1,354,367
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
5.9573% due 08/12/2049 (b)	3,200,000	3,228,013
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	2,400,000	2,354,794
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
2.7787% due 06/25/2046 (b)	4,566,427	3,723,223
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.2123% due 09/25/2035 (b)	286,552	241,871
Sequoia Mortgage Trust, Series 5, Class A
2.9088% due 10/19/2026 (b)	98,059	93,042
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
2.8856% due 07/20/2033 (b)	349,342	333,128
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)	332,811	297,420
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	1,472,624	1,431,573
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)	727,875	687,467
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 1A1
2.8087% due 05/25/2046 (b)	1,068,576	807,943
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
5.526% due 11/25/2042 (b)	828,857	786,908
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
5.22% due 02/27/2034 (b)	160,775	152,653
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
4.208% due 06/25/2033 (b)	326,203	325,452
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
2.8588% due 11/25/2045 (b)	414,164	333,644
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
2.9087% due 01/25/2045 (b)	120,279	95,788
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.8287% due 04/25/2045 (b)	240,985	186,171
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
3.1388% due 12/25/2027 (b)	395,236	350,063

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR5,
Class 3A
5.266% due 07/25/2046 (b)		$720,364	$459,796
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR11, Class 1A1
4.6154% due 06/25/2035 (b)		8,851,197	8,443,256

			129,570,650

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $156,216,752)			$154,429,877

ASSET BACKED SECURITIES - 1.36%

Ireland - 0.45%
CARS ALLIANCE FUNDING PLC, Series 2007-1,
Class A
4.75% due 10/08/2023 (b)	EUR	1,400,000	2,119,290
SC Germany Auto, Series 2007-1, Class A
4.333% due 08/11/2015 (b)		2,471,741	3,897,379

			6,016,669

Netherlands - 0.07%
Globaldrive BV, Series 2007-1, Class B
4.622% due 06/20/2015 (b)		650,000	962,050

United States - 0.84%
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
2.8888% due 07/25/2032 (b)		$6,344	5,614
Amresco Residential Securities,
Series 1999-1, Class A
3.5387% due 06/25/2029 (b)		27,650	26,344
Home Equity Asset Trust, Series 2002-1, Class A4
3.1988% due 11/25/2032 (b)		1,283	1,091
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043		1,700,000	1,665,557
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
3.1588% due 06/25/2032 (b)		20,226	19,897
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
3.0988% due 07/25/2032 (b)		69,846	63,539
Securitized Asset Backed Receivables LLC Trust,
Series 2007-NC1, Class A2A
2.6488% due 12/25/2036 (b)		3,484,699	3,306,600
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
2.8488% due 07/19/2034 (b)		181,823	158,088
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		4,700,000	4,654,076
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
2.8287% due 10/25/2035 (b)(g)		1,442,972	1,389,065

			11,289,871

TOTAL ASSET BACKED SECURITIES
(Cost $18,259,522)			$18,268,590

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.17%

Japan - 0.07%
Inter-American Development Bank
1.90% due 07/08/2009	JPY	100,000,000	$1,017,004

United States - 0.10%
European Investment Bank
5.305% due 04/22/2008 (b)		$1,343,900	1,344,731

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,175,457)			$2,361,735

PREFERRED STOCKS - 0.85%

United States - 0.85%
Bank of America Corp., 8.00% (b)		9,000,000	9,010,800
DG Funding Trust, 4.94625% (b)(g)		236	2,454,400

			11,465,200

TOTAL PREFERRED STOCKS (Cost $11,585,600)			$11,465,200

TERM LOANS - 1.88%

Australia - 0.22%
Seven Media Group, Term T1
9.9467% due 02/07/2013 (b)	AUD	3,436,190	2,920,510

United States - 1.66%
Chrysler Financial
6.80% due 08/03/2012 (b)		$12,445,480	10,378,659
Ford Motor Company, Term B
5.80% due 11/29/2013		987,500	815,023
Georgia Pacific Corp.
6.8941% due 12/20/2012 (b)		1,960,000	1,816,116
HCA, Inc.
4.95% due 11/16/2013 (b)		1,980,000	1,825,313
MGM Studios, Term B
5.95% due 04/08/2012 (b)		989,924	786,163
NRG Energy, Inc., Tranche B
4.20% due 02/01/2013 (b)		3,052,410	2,798,893
Shackleton B Event Linked Loan
11.25% due 08/01/2008 (b)		2,000,000	1,980,000
Shackleton C Event Linked Loan
10.75% due 08/01/2008 (b)		2,000,000	1,980,000

			22,380,167

TOTAL TERM LOANS (Cost $27,254,725)			$25,300,677

OPTIONS - 1.91%

France - 0.02%
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/21/2010 at $1.3750 *		1,200,000	214,357
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/21/2010 at $1.3750 *		1,200,000	40,728

			255,085
Germany - 0.23%
EUREX American Call on Euro-Bobl Futures
Expiration 05/23/2008 at $122.00 *		102,000,000	8,052
EUREX American Call on Euro-Shatz Futures
Expiration 05/23/2008 at $109.00 *		158,600,000	12,520
EUREX American Put on Euro-Bobl Futures
Expiration 05/23/2008 at $104.00 *		23,400,000	3,694

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Germany (continued)
EUREX American Put on Euro-Bund Futures
Expiration 05/23/2008 at $105.00 *	206,900,000	$32,664
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	12,000,000	1,884,742
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	12,000,000	496,548
Over The Counter European Style Call on
EUR-LIBOR Rate Swaption
Expiration 09/14/2009 at $4.00 *	68,000,000	636,099

		3,074,319

United States - 1.66%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 05/23/2008 at $132.00 *	630,000	9,844
Expiration 05/23/2008 at $141.00 *	657,000	10,266
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 yrs. Futures
Expiration 04/25/2008 at $110.50 *	3,528,000	27,564
Expiration 05/23/2008 at $117.00 *	286,000	2,235
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 05/23/2008 at $125.00 *	2,571,000	20,087
Chicago Board of Trade American Purchase Put on
U.S. Treasury Bond Futures
Expiration 05/23/2008 at $88.00 *	144,000	2,250
Expiration 05/23/2008 at $90.00 *	80,000	1,250
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 05/23/2008 at $82.00 *	524,000	8,187
Expiration 05/23/2008 at $96.00 *	942,000	14,719
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 06/16/2008 at $92.50 *	2,067,500	5,169
Over The Counter European Purchase Call on
FNMA TBA, 5.00%
Expiration 05/06/2008 at $103.00 *	80,000,000	1
Expiration 06/05/2008 at $105.3125 *	67,800,000	1
Over The Counter European Purchase Call on
FNMA TBA, 5.50%
Expiration 06/05/2008 at $105.50 *	27,000,000	0
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	2,400,000	444,158
Expiration 05/21/2010 at $1.3750 *	2,300,000	410,851
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	259,080
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 06/05/2008 at $86.375 *	36,000,000	0
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 04/07/2008 at $91.00 *	16,300,000	0
Expiration 05/06/2008 at $92.00 *	10,700,000	0
Over The Counter European Purchase Put on
FNMA TBA, 6.50%
Expiration 04/07/2008 at $95.50 *	7,000,000	0

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

United States (continued)
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	2,400,000	$77,417
Expiration 05/21/2010 at $1.3750 *	2,300,000	78,062
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	1,104,732
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.50 *	315,800,000	4,389,364
Expiration 07/06/2009 at $4.25 *	100,500,000	2,357,619
Expiration 09/26/2008 at $4.75 *	67,000,000	2,750,658
Expiration 09/26/2008 at $4.75 *	31,000,000	1,272,693
Expiration 09/30/2008 at $4.75 *	30,100,000	1,235,743
Expiration 08/28/2009 at $5.00 *	56,200,000	1,873,725
Expiration 08/28/2009 at $5.00 *	110,100,000	3,670,767
Expiration 08/28/2009 at $5.00 *	24,500,000	816,837
Over The Counter European Style Purchase Call
on USD-LIBOR Rate Swaption
Expiration 09/26/2008 at $4.75 *	37,400,000	1,535,442

		22,378,721

TOTAL OPTIONS (Cost $10,528,629)		$25,708,125

REPURCHASE AGREEMENTS - 0.55%
Credit Suisse First Boston Tri-Party
Repurchase Agreement dated
03/31/2008 at 1.20% to be
repurchased at $4,000,133 on
04/01/2008, collateralized by
$3,889,000 U.S. Treasury Notes,
4.875% due 06/30/2009 (valued at
$4,099,249, including interest)	$4,000,000	$4,000,000
Repurchase Agreement with State Street
Corp. dated 03/31/2008 at 1.60% to be
repurchased at $3,405,151 on 04/01/2008,
collateralized by $3,500,000 Federal Home
Loan Mortgage Corp., 0.00% due
08/04/2008 (valued at $3,473,750,
including interest)	3,405,000	3,405,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,405,000)		$7,405,000

SHORT TERM INVESTMENTS - 11.54%
Bank Scotland PLC
2.80% due 05/06/2008	$25,000,000	$24,931,944
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	5,500,000	5,500,000
Nordea Bank Finland PLC, Series YCD
3.0819% due 12/01/2008 (b)	5,300,000	5,295,670
Societe Generale North America
2.80% due 06/16/2008	40,000,000	39,763,556
UBS Finance Delaware LLC
2.85% due 05/01/2008	40,000,000	39,905,000

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Unicredito Italiano Bank Ireland PLC
2.90% due 05/05/2008	$40,000,000	$39,890,444

TOTAL SHORT TERM INVESTMENTS
(Cost $155,289,981)		$155,286,614

Total Investments (Global Bond Trust)
(Cost $1,667,841,825) - 128.86%		$1,734,514,596
Liabilities in Excess of Other Assets - (28.86)%		(388,498,297)

TOTAL NET ASSETS - 100.00%		$1,346,016,299

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 9.69%
Federal Home Loan Mortgage Corp.
5.50%, due 08/23/2017	$16,000,000	$17,617,504
5.125%, due 11/17/2017	7,100,000	$7,663,328
5.50%, TBA **	2,000,000	$2,019,376

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $26,628,277)		$27,300,208

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 15.68%
Federal National Mortgage Association
5.00%, due 02/13/2017	15,000,000	$15,966,240
5.00%, due 05/11/2017	8,000,000	$8,516,896
5.00%, TBA **	19,900,000	$19,694,791

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $43,688,941)		$44,177,927

U.S. TREASURY BONDS - 2.30%
U.S. Treasury Bonds
6.25%, due 05/15/2030	2,000,000	$2,556,562
4.50%, due 02/15/2036	3,800,000	$3,925,579

TOTAL U.S. TREASURY
BONDS (Proceeds $6,467,036)		$6,482,141

U.S. TREASURY NOTES - 72.33%
U.S. Treasury Notes
4.625%, due 07/31/2012	7,000,000	$7,651,875
2.75%, due 02/28/2013	27,400,000	$27,935,149
4.25%, due 08/15/2013	24,200,000	$26,343,975
4.875%, due 08/15/2016	45,000,000	$50,407,020
4.625%, due 11/15/2016	33,500,000	$36,959,914
4.50%, due 05/15/2017	47,500,000	$51,659,955
4.25%, due 11/15/2017	2,700,000	$2,883,095

TOTAL U.S. TREASURY
NOTES (Proceeds $201,886,368)		$203,840,983

Total Securities Sold Short (Global Bond Trust)
(Proceeds $278,670,623)		$281,801,259

The accompanying notes are an integral part of the financial statements.
103

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PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.51%

Australia - 9.20%
Abacus Property Group (a)	1,449,653	$1,758,424
Aspen Group, Ltd.	1,519,916	2,344,498
Becton Property Group (a)	601,060	1,210,235
Charter Hall Group	1,878,335	2,417,229
Commonwealth Property Office Fund, Ltd.	576,877	702,821
Dexus Property Group, REIT	771,199	1,192,489
FKP Property Group, Ltd. (a)	294,028	770,222
General Property Trust, Ltd.	1,543,341	4,619,581
ING Industrial Fund (a)	513,689	1,005,481
Macquarie CountryWide Trust	184,328	198,301
Macquarie Goodman Group, Ltd. (a)	1,391,337	5,513,306
Macquarie Leisure Trust Group	911,162	2,096,758
Stockland Company, Ltd. (a)	870,980	5,593,158
Stockland, REIT * (a)	14,237	80,800
Valad Property Group (a)	1,313,536	1,167,330
Westfield Group (a)	1,065,160	17,445,554

		48,116,187
Austria - 0.40%
Conwert Immobilien Invest AG *	125,000	2,098,695

Brazil - 1.00%
Brasil Brokers Participacoes SA *	600	418,879
Construtora Tenda SA *	286,450	1,305,978
Iguatemi Empresa de Shopping Centers SA	109,400	1,589,844
Multiplan Empreendimentos Imobiliarios SA *	174,450	1,908,839

		5,223,540
Canada - 1.42%
Allied Properties Real Estate Investment
Trust, REIT	72,550	1,374,736
Boardwalk Real Estate Investment Trust	61,700	2,284,183
Brookfield Properties Corp.	101,025	1,950,793
Chartwell Seniors Housing Real Estate
Investment Trust, REIT	199,400	1,796,921

		7,406,633
China - 1.03%
Guangzhou R&F Properties Company, Ltd., H
Shares	823,200	2,197,009
Shui On Land, Ltd.	3,361,000	3,188,216

		5,385,225
Finland - 0.84%
Sponda Oyj	150,000	1,958,391
Technopolis Oyj (a)	274,999	2,454,473

		4,412,864
France - 4.29%
Fonciere Des Regions	12,000	1,765,869
ICADE *	17,500	2,613,785
Orco Property Group SA (a)	10,000	897,486
Societe de la Tour Eiffel	10,000	1,487,704
Unibail-Rodamco, REIT	28,180	7,226,893
Unibail-Rodamco, REIT	32,820	8,438,703

		22,430,440
Germany - 0.65%
IVG Immobilien AG	100,000	2,795,087

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Magnat Real Estate Opportunities GmbH &
Company KGaA *	345,600	$600,982

		3,396,069
Guernsey - 0.37%
Camper & Nicholsons Marina Investments, Ltd. *	1,290,000	1,536,120
Eurocastle Investment, Ltd.	34,395	412,652

		1,948,772
Hong Kong - 13.28%
C C Land Holdings, Ltd. (a)	532,000	517,135
China Overseas Land & Investment, Ltd. (a)	4,638,666	8,572,444
China Resources Land, Ltd. (a)	2,470,000	4,337,071
Hang Lung Properties, Ltd.	2,000,408	7,182,968
Henderson Land Development Company, Ltd.	1,063,000	7,652,599
Kerry Properties, Ltd.	873,233	5,339,907
New World China Land, Ltd. (a)	850,000	542,005
New World Development Company, Ltd. (a)	3,950,000	9,716,212
Sun Hung Kai Properties, Ltd.	1,633,185	25,600,469

		69,460,810
India - 0.20%
DLF, Ltd.	44,000	711,829
Peninsula Land, Ltd.	153,214	343,235

		1,055,064
Japan - 12.81%
Aeon Mall Company, Ltd. (a)	75,000	2,105,611
Japan Real Estate Investment Corp., REIT (a)	645	7,569,288
Mitsubishi Estate Company, Ltd.	974,000	23,871,583
Mitsui Fudosan Company, Ltd.	897,000	18,044,760
Nippon Building Fund, Inc., REIT	630	8,028,282
Sumitomo Realty &
Development Company, Ltd. (a)	416,000	7,411,285

		67,030,809
Malaysia - 0.41%
IGB Corp. BHD	1,700,000	840,426
SP Setia BHD	850,500	994,436
Sunrise Berhad	439,280	300,479

		2,135,341
Netherlands - 0.94%
Corio NV	20,000	1,749,432
Eurocommercial Properties NV (a)	22,500	1,257,299
ProLogis European Properties *	120,000	1,902,077

		4,908,808
Norway - 0.26%
Norwegian Property ASA	73,884	640,155
Scandinavian Property Development ASA * (a)	128,960	709,079

		1,349,234
Philippines - 0.26%
Megaworld Corp.	23,260,200	1,374,889

Russia - 0.08%
Sistema Hals *	59,550	426,378

Singapore - 5.37%
Allgreen Properties, Ltd. (a)	1,700,000	1,532,349
Ascendas India Trust *	2,713,549	2,050,268

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Ascendas, REIT *	1,252,000	$2,195,594
Capitaland, Ltd. *	1,585,000	7,407,691
CapitaMall Trust * (a)	1,629,000	4,122,474
CDL Hospitality Trusts, REIT	762,040	1,149,315
City Developments, Ltd.	240,000	1,938,831
Hong Kong Land Holdings, Ltd. (a)	1,856,000	7,701,581

		28,098,103
South Africa - 0.42%
Growthpoint Properties, Ltd. (a)	800,000	1,348,724
Madison Property Fund Managers Holdings,
Ltd. *	800,000	830,248

		2,178,972
Sweden - 0.83%
Hufvudstaden AB (a)	150,000	1,579,022
Klovern AB *	300,000	1,222,835
Lennart Wallenstam Byggnads AB, Series B	76,540	1,552,665

		4,354,522
Switzerland - 0.64%
PSP Swiss Property AG *	50,000	3,376,674

United Kingdom - 8.69%
Aseana Properties, Ltd. *	1,025,000	932,750
Big Yellow Group PLC (a)	280,000	2,415,990
British Land Company PLC	190,000	3,460,586
Capital & Regional PLC	40,000	436,197
Derwent Valley Holdings PLC (a)	115,000	3,464,047
Equest Balkan Properties PLC	696,104	1,098,311
Great Portland Estates PLC (a)	260,000	2,733,818
Hammerson PLC	220,977	4,886,706
Helical Bar PLC	47,765	356,502
Hirco PLC *	250,000	1,588,961
Land Securities Group PLC	305,000	9,137,306
London & Stamford Property, Ltd. *	665,000	1,349,488
Mapeley, Ltd.	34,025	957,066
Mucklow A & J Group PLC	50,000	347,839
North Real Estate Opportunities Fund, Ltd. *	600,000	928,304
Northern European Properties, Ltd.	846,300	1,084,228
Safestore Holdings, Ltd.	528,830	1,691,249
Segro PLC, REIT (a)	275,000	2,770,907
South African Property Opportunities PLC *	1,250,000	2,629,662
Terrace Hill Group PLC	1,500,000	1,569,986
Unite Group PLC	252,449	1,644,766

		45,484,669
United States - 35.12%
Apartment Investment & Management
Company, Class A, REIT	67,187	2,405,966
Avalon Bay Communities, Inc., REIT (a)	133,200	12,856,464
BioMed Realty Trust, Inc., REIT	217,560	5,197,508
Boston Properties, Inc., REIT (a)	106,750	9,828,472
BRE Properties, Inc., Class A, REIT	104,500	4,761,020
Camden Property Trust, REIT	53,600	2,690,720
Colonial Properties Trust, REIT (a)	78,800	1,895,140
Digital Realty Trust, Inc., REIT (a)	139,820	4,963,610
Douglas Emmett, Inc., REIT	92,200	2,033,932
Equity Lifestyle Properties, Inc., REIT	83,790	4,136,712

Global Real Estate Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United States (continued)
Equity Residential, REIT		126,800	$5,260,932
Federal Realty Investment Trust, REIT (a)		99,400	7,748,230
General Growth Properties, Inc., REIT		339,350	12,952,990
HCP, Inc., REIT		136,475	4,614,220
Host Hotels & Resorts, Inc., REIT		510,030	8,119,678
LTC Properties, Inc., REIT		33,580	863,342
Maguire Properties, Inc., REIT		16,700	238,977
Medical Properties Trust, Inc., REIT		110,550	1,251,426
Nationwide Health Properties, Inc., REIT (a)		155,875	5,260,781
Post Properties, Inc., REIT		52,150	2,014,033
ProLogis, REIT		227,080	13,365,929
Public Storage, Inc., REIT (a)		141,560	12,545,047
Regency Centers Corp., REIT		125,890	8,152,636
Saul Centers, Inc., REIT		20,750	1,042,480
Senior Housing Properties Trust, REIT		128,525	3,046,043
Simon Property Group, Inc., REIT		199,155	18,503,491
Starwood Hotels & Resorts Worldwide, Inc.		38,839	2,009,918
Tanger Factory Outlet Centers, Inc., REIT (a)		105,250	4,048,968
Taubman Centers, Inc., REIT (a)		66,900	3,485,490
The Macerich Company, REIT		35,210	2,474,207
Ventas, Inc., REIT		71,778	3,223,550
Vornado Realty Trust, REIT		147,721	12,735,027

			183,726,939

TOTAL COMMON STOCKS (Cost $548,136,993)			$515,379,637

CONVERTIBLE BONDS - 0.04%

Germany - 0.04%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	185,500	202,575

TOTAL CONVERTIBLE BONDS (Cost $247,206)			$202,575

SHORT TERM INVESTMENTS - 14.40%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)		$75,330,151	$75,330,151

TOTAL SHORT TERM INVESTMENTS
(Cost $75,330,151)			$75,330,151

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.02%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$5,330,237 on 04/01/2008,
collateralized by $5,410,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $5,438,348, including
interest)	$5,330,000	$5,330,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,330,000)		$5,330,000

Total Investments (Global Real Estate Trust)
(Cost $629,044,350) - 113.97%		$596,242,363
Liabilities in Excess of Other Assets - (13.97)%		(73,087,279)

TOTAL NET ASSETS - 100.00%		$523,155,084

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Real Estate	93.49%
Building Materials & Construction	2.46%
Investment Companies	1.14%
Financial Services	0.53%
Holdings Companies/Conglomerates	0.41%

Growth & Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.52%

Aerospace - 1.24%
Boeing Company	277,000	$20,600,490

Agriculture - 0.75%
Monsanto Company	111,500	12,432,250

Air Travel - 0.33%
Southwest Airlines Company	440,000	5,456,000

Apparel & Textiles - 1.29%
Coach, Inc. *	160,000	4,824,000
NIKE, Inc., Class B	89,700	6,099,600
Polo Ralph Lauren Corp., Class A	183,000	10,667,070

		21,590,670
Banking - 1.59%
Bank of America Corp.	319,700	12,119,827
Northern Trust Corp.	97,800	6,500,766
Wachovia Corp.	292,500	7,897,500

		26,518,093
Biotechnology - 0.38%
Amgen, Inc. *	152,000	6,350,560

Broadcasting - 1.83%
Discovery Holding Company *	173,800	3,688,036
Liberty Global, Inc., Class A * (a)	155,600	5,302,848
News Corp., Class A	1,148,300	21,530,625

		30,521,509

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction - 0.46%
KBR, Inc.	279,500	$7,750,535

Business Services - 2.35%
Accenture, Ltd., Class A	291,000	10,234,470
Brinks Company	77,700	5,219,886
Fiserv, Inc. *	173,400	8,338,806
Global Payments, Inc.	119,800	4,954,928
Hewitt Associates, Inc., Class A *	130,300	5,182,031
Robert Half International, Inc.	207,500	5,341,050

		39,271,171
Cable & Television - 0.78%
DIRECTV Group, Inc. *	523,300	12,972,607
Chemicals - 2.21%
Dow Chemical Company	528,200	19,464,170
PPG Industries, Inc.	287,000	17,366,370

		36,830,540
Computer Services - 0.32%
NetApp, Inc. *	268,000	5,373,400

Computers & Business Equipment - 4.18%
Apple, Inc. *	56,300	8,079,050
Cisco Systems, Inc. *	569,000	13,707,210
Dell, Inc. *	511,000	10,179,120
Hewlett-Packard Company	170,400	7,780,464
SanDisk Corp. *	609,000	13,745,130
Seagate Technology	775,600	16,241,064

		69,732,038
Construction & Mining Equipment - 0.88%
National Oilwell Varco, Inc. *	251,500	14,682,570

Cosmetics & Toiletries - 1.65%
Colgate-Palmolive Company	77,700	6,053,607
Procter & Gamble Company	307,600	21,553,532

		27,607,139
Crude Petroleum & Natural Gas - 4.72%
Devon Energy Corp.	219,800	22,931,734
Marathon Oil Corp.	126,000	5,745,600
Noble Energy, Inc.	155,000	11,284,000
Occidental Petroleum Corp.	465,300	34,046,001
W&T Offshore, Inc. (a)	140,000	4,775,400

		78,782,735
Educational Services - 0.12%
ITT Educational Services, Inc. * (a)	44,000	2,020,920

Electrical Equipment - 0.40%
General Cable Corp. *	113,000	6,674,910

Electrical Utilities - 2.46%
FirstEnergy Corp.	172,600	11,843,812
FPL Group, Inc.	82,000	5,144,680
Mirant Corp. *	206,200	7,503,618
Public Service Enterprise Group, Inc.	413,600	16,622,584

		41,114,694
Electronics - 0.81%
Arrow Electronics, Inc. *	198,200	6,669,430

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Avnet, Inc. *	209,900	$6,870,027

		13,539,457
Energy - 1.04%
Duke Energy Corp.	967,400	17,268,090

Financial Services - 8.93%
Broadridge Financial Solutions, Inc.	246,100	4,331,360
Charles Schwab Corp.	717,100	13,502,993
Goldman Sachs Group, Inc.	73,800	12,205,782
JP Morgan Chase & Company	1,197,300	51,424,035
MasterCard, Inc., Class A	72,600	16,189,074
Nasdaq Stock Market, Inc. *	388,900	15,034,874
Nymex Holdings, Inc.	118,700	10,757,781
Wells Fargo & Company	879,300	25,587,630

		149,033,529
Food & Beverages - 2.26%
PepsiCo, Inc.	339,900	24,540,780
Sysco Corp.	455,000	13,204,100

		37,744,880
Healthcare Products - 1.07%
Baxter International, Inc.	310,000	17,924,200

Healthcare Services - 2.24%
Humana, Inc. *	369,700	16,584,742
McKesson Corp. (a)	206,900	10,835,353
WellCare Health Plans, Inc. *	135,800	5,289,410
WellPoint, Inc. *	104,200	4,598,346

		37,307,851
Holdings Companies/Conglomerates - 4.97%
General Electric Company	1,616,300	59,819,263
Textron, Inc.	417,900	23,160,018

		82,979,281
Household Products - 0.99%
Newell Rubbermaid, Inc.	725,600	16,594,472

Industrial Machinery - 1.10%
Ingersoll-Rand Company, Ltd., Class A	220,000	9,807,600
W.W. Grainger, Inc.	112,000	8,555,680

		18,363,280
Insurance - 5.05%
ACE, Ltd.	227,300	12,515,138
Aetna, Inc.	336,900	14,180,121
Axis Capital Holdings, Ltd.	308,700	10,489,626
CIGNA Corp.	405,500	16,451,135
Everest Re Group, Ltd.	103,600	9,275,308
Hartford Financial Services Group, Inc.	207,000	15,684,390
MetLife, Inc.	95,000	5,724,700

		84,320,418
International Oil - 6.68%
Exxon Mobil Corp.	1,053,900	89,138,862
Noble Corp.	187,600	9,318,092
Royal Dutch Shell PLC, ADR	188,300	12,988,934

		111,445,888

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Content - 0.22%
Google, Inc., Class A *	8,500	$3,743,995

Internet Retail - 0.52%
Expedia, Inc. *	394,400	8,633,416

Internet Software - 0.65%
Check Point Software Technologies, Ltd. *	484,200	10,846,080

Leisure Time - 1.13%
Las Vegas Sands Corp. *	64,000	4,712,960
Royal Caribbean Cruises, Ltd. (a)	429,400	14,127,260

		18,840,220
Manufacturing - 2.18%
3M Company	114,500	9,062,675
Rockwell Automation, Inc.	285,000	16,364,700
Tyco International, Ltd.	248,200	10,933,210

		36,360,585
Metal & Metal Products - 0.50%
Precision Castparts Corp.	53,000	5,410,240
Southern Copper Corp. (a)	27,900	2,896,857

		8,307,097
Mining - 1.43%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	247,300	23,795,206

Petroleum Services - 1.68%
Halliburton Company	416,500	16,380,945
Tesoro Corp.	310,100	9,303,000
Valero Energy Corp.	48,400	2,376,924

		28,060,869
Pharmaceuticals - 5.93%
AmerisourceBergen Corp.	186,100	7,626,378
Bristol-Myers Squibb Company	558,600	11,898,180
Endo Pharmaceutical Holdings, Inc. *	297,700	7,126,938
Merck & Company, Inc.	719,900	27,320,205
Novartis AG, SADR	345,000	17,674,350
Pfizer, Inc.	213,700	4,472,741
Schering-Plough Corp.	1,578,100	22,740,421

		98,859,213
Railroads & Equipment - 1.22%
Burlington Northern Santa Fe Corp.	151,900	14,008,218
Norfolk Southern Corp.	116,300	6,317,416

		20,325,634
Real Estate - 0.56%
Annaly Capital Management, Inc., REIT	172,000	2,635,040
Public Storage, Inc., REIT	38,000	3,367,560
Ventas, Inc., REIT	74,500	3,345,795

		9,348,395
Retail Grocery - 1.28%
Safeway, Inc.	245,000	7,190,750
SUPERVALU, Inc.	470,000	14,090,600

		21,281,350
Retail Trade - 3.66%
Best Buy Company, Inc.	336,500	13,951,290
GameStop Corp., Class A *	162,100	8,382,191

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Macy's, Inc.	585,000	$13,490,100
NBTY, Inc. *	182,100	5,453,895
Wal-Mart Stores, Inc.	377,100	19,865,628

		61,143,104
Semiconductors - 1.91%
Applied Materials, Inc.	158,700	3,096,237
Cypress Semiconductor Corp. *	194,100	4,582,701
Intel Corp.	1,140,600	24,157,908

		31,836,846
Software - 5.19%
Autodesk, Inc. *	425,000	13,379,000
Microsoft Corp.	1,810,500	51,381,990
Oracle Corp. *	1,114,900	21,807,444

		86,568,434
Telecommunications Equipment &
Services - 2.81%
Nokia Oyj, SADR	671,700	21,380,211
Verizon Communications, Inc.	701,800	25,580,610

		46,960,821
Telephone - 1.83%
AT&T, Inc.	797,500	30,544,250
Tobacco - 3.08%
Altria Group, Inc.	598,900	13,295,580
Loews Corp. - Carolina Group	108,300	7,857,165
Philip Morris International, Inc. *	598,900	30,292,362

		51,445,107
Transportation - 0.30%
Overseas Shipholding Group, Inc.	71,000	4,972,840

Trucking & Freight - 0.36%
United Parcel Service, Inc., Class B	81,500	5,951,130

TOTAL COMMON STOCKS (Cost $1,688,171,806)		$1,660,628,769

SHORT TERM INVESTMENTS - 1.81%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$30,263,655	$30,263,655

TOTAL SHORT TERM INVESTMENTS
(Cost $30,263,655)		$30,263,655

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.13%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$2,111,094 on 04/01/2008,
collateralized by $2,145,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $2,156,240, including
interest)	$2,111,000	$2,111,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,111,000)		$2,111,000

Total Investments (Growth & Income Trust)
(Cost $1,720,546,461) - 101.46%		$1,693,003,424
Liabilities in Excess of Other Assets - (1.46)%		(24,374,120)

TOTAL NET ASSETS - 100.00%		$1,668,629,304

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.05%

Agriculture - 1.45%
Monsanto Company	28,900	$3,222,350

Biotechnology - 12.83%
Acorda Therapeutics, Inc. *	25,300	454,135
Affymetrix, Inc. *	26,400	459,624
Amgen, Inc. *	40,400	1,687,912
Applera Corp.	27,100	890,506
Basilea Pharmaceutica AG *	2,674	389,222
Biogen Idec, Inc. *	6,800	419,492
Cardiome Pharma, Corp. *	33,700	283,080
Cephalon, Inc. *	59,500	3,831,800
Charles River Laboratories International, Inc. *	50,100	2,952,894
Combinatorx, Inc. *	53,600	184,384
Cougar Biotechnology, Inc. *	72,916	1,530,796
deCODE genetics, Inc. *	138,800	212,364
Dyadic International, Inc. *	42,100	10,525
Exelixis, Inc. *	76,500	531,675
Genentech, Inc. *	54,300	4,408,074
GlaxoSmithkline Pharmaceuticals, Ltd. *	26,700	690,609
Human Genome Sciences, Inc. *	61,800	364,002
Illumina, Inc. *	40,100	3,043,590
Immucor, Inc. *	66,775	1,424,979
Invitrogen Corp. *	7,900	675,213
Medarex, Inc. *	5,700	50,445
Millennium Pharmaceuticals, Inc. *	83,800	1,295,548
Millipore Corp. *	15,900	1,071,819
Myriad Genetics, Inc. *	9,800	394,842
Neurocrine Biosciences, Inc. *	79,200	427,680
Orexigen Therapeutics Inc *	25,200	259,560
Panacos Pharmaceuticals, Inc. *	27,700	19,390
Progenics Pharmaceuticals, Inc. *	6,200	40,486
Tercica, Inc. *	79,700	456,681

		28,461,327

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals - 0.76%
Bayer AG	12,400	$993,194
UCB SA	20,047	696,350

		1,689,544
Drugs & Health Care - 7.57%
Acadia Pharmaceuticals, Inc. *	71,200	645,072
BioMarin Pharmaceutical, Inc. *	123,700	4,375,269
Cell Genesys, Inc. *	48,700	114,445
Chugai Pharmaceutical Company, Ltd.	94,500	1,071,704
CV Therapeutics, Inc. *	15,800	112,654
Essilor International SA	22,646	1,480,016
ImClone Systems, Inc. *	34,600	1,467,732
Matria Healthcare, Inc. *	7,000	156,100
Maxygen, Inc. *	32,800	211,888
Phonak Holding AG	5,500	506,412
Qiagen NV *	42,200	877,760
Seattle Genetics, Inc. *	95,400	868,140
Wyeth	68,568	2,863,400
XenoPort, Inc. *	50,300	2,035,641

		16,786,233
Healthcare Products - 19.53%
Alcon, Inc.	14,800	2,105,300
ArthroCare Corp. *	34,800	1,160,580
Baxter International, Inc.	53,900	3,116,498
Becton, Dickinson & Company	11,100	952,935
Boston Scientific Corp. *	65,000	836,550
Bruker BioSciences Corp. *	26,200	403,218
C.R. Bard, Inc.	19,600	1,889,440
Conceptus, Inc. *	121,800	2,260,608
Covidien, Ltd.	48,825	2,160,506
DENTSPLY International, Inc.	30,400	1,173,440
Edwards Lifesciences Corp. *	18,500	824,175
Gen-Probe, Inc. *	20,200	973,640
Henry Schein, Inc. *	45,500	2,611,700
Hologic, Inc. *	11,108	617,605
Home Diagnostics, Inc. *	23,600	164,256
IDEXX Laboratories, Inc. *	14,000	689,640
Insulet Corp. *	8,800	126,720
Intuitive Surgical, Inc. *	7,920	2,568,852
Johnson & Johnson	13,600	882,232
Masimo Corp. *	13,200	343,200
Medtronic, Inc.	38,900	1,881,593
Micrus Endovascular Corp. *	23,400	289,224
Mindray Medical International, Ltd., ADR	11,600	335,704
Nobel Biocare Holding AG, Series BR	4,284	997,656
ResMed, Inc. *	21,900	923,742
St. Jude Medical, Inc. *	67,300	2,906,687
Stereotaxis, Inc. *	121,700	720,464
Stryker Corp.	39,100	2,543,455
The Medicines Company *	137,200	2,771,440
TomoTherapy, Inc. *	58,000	832,300
Transition Therapeutics Inc *	5,977	66,345
Wright Medical Group, Inc. *	26,300	634,882
Zimmer Holdings, Inc. *	32,700	2,546,022

		43,310,609

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services - 11.18%
AMERIGROUP Corp. *	58,300	$1,593,339
Bangkok Dusit Medical Service Pcl	758,000	764,380
Cardinal Health, Inc.	30,600	1,606,806
Cerner Corp. *	15,800	589,024
Covance, Inc. *	27,800	2,306,566
Coventry Health Care, Inc. *	27,450	1,107,608
DaVita, Inc. *	24,100	1,151,016
Express Scripts, Inc. *	18,600	1,196,352
Health Net, Inc. *	37,500	1,155,000
Healthextras, Inc. *	38,300	951,372
Healthways, Inc. *	23,200	819,888
Humana, Inc. *	34,252	1,536,545
Laboratory Corp. of America Holdings *	31,400	2,313,552
McKesson Corp.	45,300	2,372,361
Medco Health Solutions, Inc. *	2,600	113,854
Medial Saude SA *	59,200	556,676
National Medical Health Card Systems, Inc. *	27,100	275,878
Nighthawk Radiology Holdings, Inc. *	20,900	195,624
Omnicare, Inc.	5,800	105,328
Psychiatric Solutions, Inc. *	19,700	668,224
Triple-S Management Corp. *	49,100	866,615
Virtual Radiologic Corp *	12,400	189,472
WellPoint, Inc. *	53,500	2,360,955

		24,796,435
Insurance - 3.74%
Aetna, Inc.	64,950	2,733,745
Assurant, Inc.	34,700	2,111,842
CIGNA Corp.	56,300	2,284,091
eHealth, Inc. *	30,400	670,928
Tempo Participacoes SA *	170,200	499,533

		8,300,139
Life Sciences - 1.62%
Incyte Corp. *	238,800	2,509,788
Nanosphere, Inc. *	2,900	25,114
Symyx Technologies, Inc. *	40,800	306,000
Waters Corp. *	13,500	751,950

		3,592,852
Medical-Hospitals - 2.26%
Centene Corp. *	58,600	816,884
Community Health Systems, Inc. *	34,400	1,154,808
Diagnosticos da America SA	11,200	222,762
LifePoint Hospitals, Inc. *	21,100	579,617
Sawai Pharmaceutical Co., Ltd.	15,800	764,537
Sunrise Senior Living, Inc. *	34,100	759,748
Vital Images, Inc. *	47,500	703,950

		5,002,306
Pharmaceuticals - 34.99%
A&D Pharma Holding NV	73,669	814,134
Abbott Laboratories	23,900	1,318,085
Alexion Pharmaceuticals, Inc. *	112,800	6,689,040
Alexza Pharmaceuticals, Inc. *	37,400	257,312
Alkermes, Inc. *	142,900	1,697,652
Allergan, Inc.	25,100	1,415,389
Allos Therapeutics, Inc. *	74,400	452,352

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Altus Pharmaceuticals, Inc. *	50,200	$228,410
AMAG Pharmaceuticals, Inc. *	2,700	109,161
Amylin Pharmaceuticals, Inc. *	44,800	1,308,608
Array BioPharma, Inc. *	24,100	168,941
Barr Pharmaceuticals, Inc. *	31,100	1,502,441
Biocryst Pharmaceuticals, Inc. *	76,300	351,743
Biodel, Inc. *	49,400	535,990
Bristol-Myers Squibb Company	42,200	898,860
Cadence Pharmaceuticals, Inc. *	14,100	83,895
Celgene Corp. *	52,866	3,240,157
Cubist Pharmaceuticals, Inc. *	80,400	1,480,968
Elan Corp. PLC, SADR *	190,300	3,969,658
Eli Lilly & Company	23,827	1,229,235
EPIX Pharmaceuticals, Inc. *	58,400	83,512
Favrille, Inc. *	95,419	151,716
Forest Laboratories, Inc. *	3,100	124,031
Fresenius AG	14,199	1,203,260
Gilead Sciences, Inc. *	227,096	11,702,257
Infinity Pharmaceuticals, Inc. *	45,775	278,770
Ipsen SA	23,700	1,346,660
MAP Pharmaceuticals, Inc. *	10,900	152,273
Merck & Company AG *	12,287	1,513,476
Merck & Company, Inc.	84,400	3,202,980
Mylan, Inc. *	6,500	75,400
Novo Nordisk AS	11,200	770,730
Onyx Pharmaceuticals, Inc. *	74,938	2,175,450
OSI Pharmaceuticals, Inc. *	72,368	2,705,839
Pharmasset, Inc. *	63,300	1,141,299
Poniard Pharmaceuticals, Inc. *	93,045	311,701
Profarma Distribuidora de Produtos
Farmaceuticos SA *	82,200	1,372,576
Regeneron Pharmaceuticals, Inc. *	39,400	756,086
Renovo Group PLC *	316,300	227,918
Rigel Pharmaceuticals, Inc. *	19,700	367,602
Roche Holdings AG - Genusschein	19,527	3,680,249
Schering-Plough Corp.	125,400	1,807,014
Sepracor, Inc. *	52,200	1,018,944
Shire Pharmaceuticals Group PLC, ADR	29,700	1,721,412
Shire PLC	39,600	766,548
Simcere Pharmaceutical Group *	20,400	213,384
Stada Arzneimittel AG	10,170	739,320
Takeda Pharmaceutical Company, Ltd.	7,800	391,576
Teva Pharmaceutical Industries, Ltd., SADR	79,215	3,658,941
Theravance, Inc. *	57,400	604,422
Towa Pharmaceutical Company, Ltd.	21,100	895,145
United Therapeutics Corp. *	10,700	927,690
Valeant Pharmaceuticals International *	79,200	1,016,136
Vertex Pharmaceuticals, Inc. *	85,904	2,052,247
ViroPharma, Inc. *	4,500	40,230
Warner Chilcott, Ltd., Class A *	36,300	653,400

		77,602,225
Retail - 0.06%
China Nepstar Chain Drugstore Ltd., ADR *	8,800	119,680
Retail Grocery - 0.26%
Shoppers Drug Mart Corp.	11,300	571,798

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 3.33%
CVS Caremark Corp.	142,645	$5,778,549
Walgreen Company	42,100	1,603,589

		7,382,138

Sanitary Services - 0.47%
Stericycle, Inc. *	20,300	1,045,450

TOTAL COMMON STOCKS (Cost $220,976,387)		$221,883,086

WARRANTS - 0.00%

Biotechnology - 0.00%
Dyadic International, Inc.
(Expiration Date 05/30/2010; strike
price $6.33) *	6,000	0
Poniard Pharmaceuticals, Inc.
(Expiration date 02/01/2011; strike
price $4.62) *	132,113	0
(Expiration date 12/03/2008; strike
price $6.00) * (e)	2,400	0

Pharmaceuticals - 0.00%
Favrille, Inc.
(Expiration date 03/06/2011; strike
price $5.26) *	20,411	0
Mannkind Corp.
(Expiration date 08/05/2010; strike
price $12.228) *	21,000	0

TOTAL WARRANTS (Cost $3,076)		$0

SHORT TERM INVESTMENTS - 2.10%
T. Rowe Price Reserve Investment
Fund	$4,657,215	$4,657,215

TOTAL SHORT TERM INVESTMENTS
(Cost $4,657,215)		$4,657,215

REPURCHASE AGREEMENTS - 0.52%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$1,160,052 on 04/01/2008,
collateralized by $1,195,000
Federal Home Loan Mortgage
Corp., 1.00% due 07/11/2022
(valued at $1,186,038, including
interest)	$1,160,000	$1,160,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,160,000)		$1,160,000

Total Investments (Health Sciences Trust)
(Cost $226,796,678) - 102.67%		$227,700,301
Liabilities in Excess of Other Assets - (2.67)%		(5,918,714)

TOTAL NET ASSETS - 100.00%		$221,781,587

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 67.09%

Advertising - 1.39%
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)	$200,000	$125,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	2,645,000	1,672,962
Vertis, Inc.
9.75% due 04/01/2009	3,365,000	2,860,250
10.875% due 06/15/2009	2,865,000	988,425

		5,646,637

Air Travel - 3.84%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	118,976	118,361
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	474,240
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (g)	1,011,075	1,051,518
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	4,095,000
Gol Finance
8.75% due 12/31/2049 (g)	3,870,000	3,521,700
Northwest Airlines
1.00% due 01/16/2017 ^	4,640,000	92,800
6.625% due 02/15/2023	15,810,000	434,775
7.625% due 11/15/2023	8,965,000	246,538
8.70% due 03/15/2049	2,220,000	47,175
8.875% due 06/01/2049	6,860,000	145,775
9.875% due 03/15/2037	7,390,000	157,038
10.00% due 02/01/2009	3,810,000	80,962
US Airways Group, Inc.
7.00% due 09/30/2020	6,275,000	5,147,445

		15,613,327

Apparel & Textiles - 0.08%
Hanesbrands, Inc., Series B
8.204% due 12/15/2014 (b)	385,000	341,688

Auto Parts - 1.43%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	6,695,000	5,824,650

Broadcasting - 7.93%
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	4,257,000	4,012,222
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,900,000	1,851,040
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,705,000	6,491,462
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	4,105,000	3,591,875
XM Satellite Radio, Inc.
7.7394% due 05/01/2013 (b)	7,285,000	7,048,238
9.75% due 05/01/2014	9,580,000	9,244,700

		32,239,537

Building Materials & Construction - 0.27%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,050,000	1,095,308

Business Services - 1.00%
Allied Security Escrow Corp.
11.375% due 07/15/2011	1,356,000	1,166,160

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	$2,115,000	$1,908,787
MSX International UK
12.50% due 04/01/2012 (g)	1,235,000	988,000

		4,062,947

Cable & Television - 6.29%
Adelphia Communications Corp.
7.75% due 01/15/2009	3,000,000	221,250
9.875% due 03/01/2049	2,050,000	153,750
10.25% due 11/01/2049	1,025,000	75,594
Century Communications
8.375% due 12/15/2049	1,000,000	100
Charter Communications Holdings I LLC
10.00% due 05/15/2014	1,630,000	774,250
11.75% due 05/15/2014	4,801,000	2,424,505
12.125% due 01/15/2015	3,140,000	1,601,400
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	12,300,000	8,548,500
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,223,950
Charter Communications Holdings LLC
8.75% due 11/15/2013	3,025,000	2,586,375
9.92% due 04/01/2014	550,000	261,250
Charter Communications, Inc.
10.875% due 09/15/2014	2,820,000	2,413,920
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	179,310
Young Broadcasting, Inc.
8.75% due 01/15/2014	183,000	107,970
10.00% due 03/01/2011	7,966,000	4,998,665

		25,570,789

Cable and Television - 0.18%
CCH I Holdings LLC
11.125% due 01/15/2014	1,500,000	720,000

Cellular Communications - 3.52%
Centennial Communications Corp.
10.00% due 01/01/2013	4,130,000	3,840,900
10.4788% due 01/01/2013 (b)	680,000	591,600
Cricket Communications, Inc.
9.375% due 11/01/2014	2,920,000	2,766,700
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	5,060,000	5,060,000
8.989% due 11/01/2012 (b)	750,000	750,000
9.875% due 02/01/2010	1,280,000	1,315,200

		14,324,400

Chemicals - 2.63%
American Pacific Corp.
9.00% due 02/01/2015	7,640,000	7,429,900
Huntsman International LLC
11.625% due 10/15/2010	59,000	62,392
Sterling Chemicals, Inc.
10.25% due 04/01/2015 (g)	350,000	350,000
Tronox Worldwide LLC
9.50% due 12/01/2012	3,290,000	2,812,950

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Chemicals (continued)
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023		$40,000	$39,868

			10,695,110

Containers & Glass - 2.47%
BWAY Corp.
10.00% due 10/15/2010		780,000	750,750
Clondalkin Acquisition BV
6.9906% due 12/15/2013 (b)(g)		750,000	615,000
Graphic Packaging International Corp.
9.50% due 08/15/2013		5,030,000	4,828,800
Pliant Corp.
11.625% due 06/15/2009		745,593	730,681
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		3,285,000	2,759,400
US Corrugated, Inc.
10.00% due 06/12/2013		540,000	378,000

			10,062,631

Drugs & Health Care - 0.85%
Duane Reade, Inc.
9.75% due 08/01/2011		4,130,000	3,448,550

Electrical Utilities - 2.84%
Orion Power Holdings, Inc.
12.00% due 05/01/2010		3,055,000	3,337,587
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		8,250,000	8,219,063

			11,556,650

Electronics - 0.28%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009		1,884,000	1,132,755
Thomas & Betts Corp.
6.39% due 02/10/2009		11,000	11,240

			1,143,995

Energy - 0.59%
Exide Technologies, Series B
10.50% due 03/15/2013		2,545,000	2,379,575

Financial Services - 1.01%
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		1,100,000	1,068,375
TAM Capital, Inc.
7.375% due 04/25/2017		2,265,000	1,902,600
Ucar Finance, Inc.
10.25% due 02/15/2012		1,103,000	1,141,605

			4,112,580

Food & Beverages - 1.18%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon due 11/01/2011		4,380,000	3,942,000
Dole Food Company, Inc.
7.25% due 06/15/2010		1,111,000	855,470

			4,797,470

Gold - 0.52%
New Gold, Inc.
10.00% due 06/28/2017	CAD	2,695,000	2,126,699

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Products - 0.17%
Alliance Imaging, Inc., Series B
7.25% due 12/15/2012	$745,000	$700,300

Healthcare Services - 1.19%
Healthsouth Corp.
10.8287% due 06/15/2014 (b)	5,000,000	4,825,000

Holdings Companies/Conglomerates - 1.23%
UAL Corp.
4.50% due 06/30/2021 (g)	5,650,000	5,009,290

Homebuilders - 0.07%
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	17,775
Meritage Homes Corp.
7.00% due 05/01/2014	114,000	86,355
Standard Pacific Corp.
6.50% due 10/01/2008	191,000	181,450

		285,580

Hotels & Restaurants - 0.31%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	1,670,000	1,252,500

International Oil - 0.41%
Dominion Petroleum Acquisitions
8.50% due 10/01/2011	1,825,000	1,670,240

Leisure Time - 9.41%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	103,000	104,030
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	1,015,000	913,500
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	4,970,000	3,503,850
Fontainebleau Senior Note
12.50% due 06/01/2022	3,328,470	2,829,200
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	2,205,000	2,006,550
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,200,000	1,056,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	7,685,000	5,475,562
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,350,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	2,440,000	2,458,300
Majestic Star Casino LLC
9.50% due 10/15/2010	6,385,000	5,634,762
9.75% due 01/15/2011	4,870,000	1,899,300
Marquee Holdings, Inc.
12.00% due 08/15/2014	855,000	639,112
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	3,000,000	2,640,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	750,000	652,500
9.75% due 04/01/2010	155,000	149,575
Scientific Games Corp.
6.25% due 12/15/2012	73,000	67,890
Seminole Hard Rock Entertainment, Inc.
7.4906% due 03/15/2014 (b)(g)	845,000	669,663

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	$8,290,000	$5,554,300
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	720,000	687,600

		38,291,694

Liquor - 0.07%
Constellation Brands, Inc., Series B
8.125% due 01/15/2012	260,000	262,600

Manufacturing - 0.44%
Vitro SAB de CV
9.125% due 02/01/2017	2,175,000	1,805,250

Medical-Hospitals - 0.81%
Alliance Imaging, Inc.
7.25% due 12/15/2012	640,000	601,600
Ralin Medical, Inc.
zero coupon due 11/21/2037	180	2,700,000

		3,301,600

Metal & Metal Products - 2.62%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012 (g)	755,000	664,400
CII Carbon LLC
11.125% due 11/15/2015 (g)	11,235,000	9,999,150

		10,663,550

Mining - 0.11%
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	500,000	457,500

Paper - 2.38%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	710,000	710,000
6.00% due 06/20/2013	3,000,000	1,455,000
7.50% due 04/01/2028	509,000	220,142
7.75% due 06/15/2011	2,780,000	1,501,200
8.375% due 04/01/2015	2,875,000	1,480,625
13.75% due 04/01/2011 (g)	405,000	414,113
Jefferson Smurfit Corp.
8.25% due 10/01/2012	790,000	711,987
Newark Group, Inc.
9.75% due 03/15/2014	1,643,000	1,314,400
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	1,553,250
Pope & Talbot, Inc.
8.375% due 06/01/2013	400,000	56,000
8.375% due 06/01/2013	1,800,000	252,000

		9,668,717

Petroleum Services - 0.70%
McMoRan Exploration Company
11.875% due 11/15/2014	2,820,000	2,848,200

Publishing - 2.41%
Idearc, Inc.
8.00% due 11/15/2016	10,055,000	6,510,613
Quebecor World Capital Corp.
6.125% due 11/15/2013	3,410,000	1,398,100
8.75% due 03/15/2016 (g)	590,000	280,250

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Publishing (continued)
Quebecor World, Inc.
9.75% due 01/15/2015 (g)	$3,365,000	$1,615,200

		9,804,163
Real Estate - 0.23%
Realogy Corp.
10.50% due 04/15/2014	965,000	648,963
12.375% due 04/15/2015	645,000	287,025

		935,988
Retail - 0.93%
Eye Care Centers of America
10.75% due 02/15/2015	1,448,000	1,476,960
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	2,629,000	2,287,230

		3,764,190
Steel - 0.74%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	3,065,000	3,019,025

Telecommunications Equipment &
Services - 1.65%
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	2,335,000	1,949,725
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013 (g)	1,210,000	732,050
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (g)	1,294,800	1,139,424
West Corp.
11.00% due 10/15/2016	3,425,000	2,894,125

		6,715,324
Tobacco - 1.94%
Alliance One International, Inc.
8.50% due 05/15/2012	940,000	883,600
11.00% due 05/15/2012	2,200,000	2,233,000
12.75% due 11/15/2012	2,420,000	2,444,200
North Atlantic Trading Company
10.00% due 03/01/2012 (g)	2,626,750	2,311,540

		7,872,340
Travel Services - 0.97%
Travelport LLC
9.875% due 09/01/2014	4,415,000	3,962,463

TOTAL CORPORATE BONDS (Cost $319,854,047)		$272,878,057

CONVERTIBLE BONDS - 5.30%

Air Travel - 3.32%
AMR Corp.
4.25% due 09/23/2023	13,630,000	13,510,737

Cable & Television - 0.07%
Charter Communications, Inc.
6.50% due 10/01/2027	604,000	269,899

Holdings Companies/Conglomerates - 1.91%
UAL Corp.
4.50% due 06/30/2021	8,780,000	7,784,348

TOTAL CONVERTIBLE BONDS (Cost $30,765,114)		$21,564,984

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.26%
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
4.885% due 06/25/2047 (b)(g)	$1,159,512	$173,927
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
4.885% due 06/25/2047 (b)(g)	343,959	51,594
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B3
4.885% due 06/25/2047 (b)(g)	689,646	68,965
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
3.9984% IO due 06/25/2047	54,868,840	3,154,958
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.388% IO due 08/19/2045	144,201,953	4,866,816
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	540,000	439,268
GS Mortgage Securities
Corp., Series 2006-NIM3, Class N3
8.112% due 06/25/2046 (g)	255,793	248,119
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	5,000	2,185,000
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	80,394,999	602,963
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	80,723,435	706,330
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.343% IO due 08/19/2037 (g)	56,278,510	422,089
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926% due 02/20/2046	186,595,756	6,999,953
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (g)	720,000	679,584
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (g)	505,000	457,064
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,820,000	1,658,475
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	1,380,000	1,211,219
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
1.7352% IO due 10/25/2046	41,475,541	1,555,333

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $25,932,224)		$25,481,657

ASSET BACKED SECURITIES - 1.02%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,545,000	1,350,608

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	$3,730,000	$2,797,500

TOTAL ASSET BACKED SECURITIES
(Cost $5,290,336)		$4,148,108

COMMON STOCKS - 8.12%

Air Travel - 3.18%
Northwest Airlines Corp. *	1,440,385	12,949,061

Auto Parts - 0.16%
Federal Mogul Corp. *	32,948	652,370

Broadcasting - 2.13%
Canadian Satellite Radio Holdings, Inc. *	460,884	2,289,939
XM Satellite Radio Holdings, Inc., Class A *	550,200	6,393,324

		8,683,263
Cable & Television - 1.31%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	355,672
Adelphia Recovery Trust, Series Arahova *	424,950	195,477
Charter Communications, Inc., Class A *	414,100	352,813
Comcast Corp., Special Class A *	62,969	1,194,522
Time Warner Cable, Inc. *	129,636	3,238,308

		5,336,792
Cellular Communications - 0.21%
USA Mobility, Inc. *	117,989	842,441

Forest Products - 0.05%
Tembec, Inc. *	55,366	188,788

International Oil - 0.31%
Dominion Petroleum, Ltd., GDR *	3,779,020	1,260,741

Leisure Time - 0.23%
Fontainebleau Resorts LLC, Class A *	68,468	698,374
Isle of Capri Casinos, Inc. *	33,054	236,336

		934,710
Telephone - 0.54%
Sprint Nextel Corp.	326,900	2,186,961

TOTAL COMMON STOCKS (Cost $56,652,881)		$33,035,127

PREFERRED STOCKS - 0.78%

Cellular Communications - 0.74%
Rural Cellular Corp., 12.25%	2,347	3,021,763

Containers & Glass - 0.04%
Pliant Corp., Series AA, 13.00% *	1,287	135,135

TOTAL PREFERRED STOCKS (Cost $3,464,539)		$3,156,898

TERM LOANS - 4.53%

Air Travel - 0.33%
Delta Airlines, Inc.
5.25% due 04/30/2012 (b)	1,640,000	1,340,700

Broadcasting - 0.08%
Sirius Satellite Radio, Inc.
5.5625% due 12/20/2012 (b)	363,175	319,594

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Forest Products - 0.05%
Tembec, Inc.
9.0575% due 02/28/2012	$188,750	$184,031

Leisure Time - 0.20%
East Valley Tourist Development
10.88% due 08/06/2012 (b)	810,000	805,950

Medical-Hospitals - 1.05%
Community Health Systems, Inc.
7.0719% due 07/25/2014 (b)(i)	4,613,302	4,262,369

Newspapers - 1.40%
Star Tribune Corp.
4.4963% due 03/01/2014 (b)	3,718,070	2,207,623
10.83% due 03/01/2015 (b)	2,810,000	1,668,452
Tribune Corp.
7.91% due 05/30/2014 (b)	2,686,500	1,831,521

		5,707,596
Paper - 0.10%
AbitibiBowater, Inc.
11.6713% due 03/31/2009	410,000	393,600

Real Estate - 0.29%
Realogy Corp.
7.505% due 10/10/2013 (b)	1,492,500	1,194,000

Trucking & Freight - 1.03%
Saint Acquisition Corp.
6.50% due 05/06/2014 (b)	5,600,000	4,200,000

TOTAL TERM LOANS (Cost $21,374,651)		$18,407,840

WARRANTS - 0.11%

Commercial Services - 0.01%
Paragon Shipping, Inc.
(Expiration Date: 11/21/2011, Strike
Price 10.00) * (g)	12,000	60,360

Gold - 0.10%
New Gold, Inc.
(Expiration Date: 06/28/2017, Strike
Price: CAD 15.00) *	214,500	397,048

TOTAL WARRANTS (Cost $445,372)		$457,408

OPTIONS - 0.21%

Call Options - 0.21%
Comcast Corp.
Expiration 01/16/2010 at $15.00 *	32,800	208,280
Expiration 01/16/2010 at $20.00 *	169,500	635,625

		843,905

TOTAL OPTIONS (Cost $852,046)		$843,905

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$58,003 on 04/01/2008,
collateralized by $60,000 Federal
Home Loan Mortgage Corp.,
1.00% due 07/11/2022 (valued at
$59,550, including interest)		$58,000	$58,000

TOTAL REPURCHASE AGREEMENTS
(Cost $58,000)			$58,000

SHORT TERM INVESTMENTS - 5.14%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008		$19,800,000	$19,800,000
John Hancock Cash
Investment Trust, 3.0622% (c)(f)		832,871	832,871
Quebecor World Capital Corp.
1.00% due 11/15/2008 ^		390,000	268,527

TOTAL SHORT TERM INVESTMENTS
(Cost $20,901,398)			$20,901,398

Total Investments (High Income Trust)
(Cost $485,590,608) - 98.57%			$400,933,382
Other Assets in Excess of Liabilities - 1.43%			5,820,200

TOTAL NET ASSETS - 100.00%			$406,753,582

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.34%

Argentina - 0.12%
Republic of Argentina
2.00% due 01/03/2010 (b)	ARS	2,426,000	$765,710
7.00% due 09/12/2013		$1,141,000	932,767
8.00% due 10/30/2009 ^	EUR	1,425,000,000	341,440
9.00% due 05/26/2009 ^		300,000	133,676
9.00% due 11/19/2008 ^		222,000	49,961
11.75% due 05/20/2011 ^		275,000	64,041

			2,287,595

Brazil - 1.36%
Federative Republic of Brazil
6.00% due 05/15/2017	BRL	3,640,000	3,239,552
10.00% due 01/01/2012		7,262,000	3,849,841
10.00% due 07/01/2010		32,438,000	17,795,479
10.00% due 01/01/2010		1,000	556

			24,885,428

Colombia - 0.04%
Republic of Colombia
7.375% due 09/18/2037		$666,000	714,285

Ecuador - 0.15%
Republic of Ecuador
9.375% due 12/15/2015		50,000	50,625
10.00% due 08/15/2030		2,833,000	2,740,927

			2,791,552

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Indonesia - 0.33%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	$1,626,210
10.25% due 07/15/2027		11,943,000,000	1,113,343
10.25% due 07/15/2022		18,787,000,000	1,796,950
11.00% due 09/15/2025		15,723,000,000	1,568,604

			6,105,107

Panama - 0.59%
Republic of Panama
6.70% due 01/26/2036		$7,509,000	7,640,408
9.375% due 04/01/2029		2,450,000	3,221,750

			10,862,158

Peru - 0.14%
Republic of Peru
6.55% due 03/14/2037		834,000	862,356
7.35% due 07/21/2025		194,000	218,250
8.75% due 11/21/2033		1,147,000	1,491,100

			2,571,706

Turkey - 1.02%
Republic of Turkey
6.875% due 03/17/2036		13,115,000	11,633,005
7.00% due 06/05/2020		202,000	198,970
7.00% due 09/26/2016		475,000	482,125
7.375% due 02/05/2025		2,906,000	2,884,205
14.00% due 01/19/2011	TRY	5,035,000	3,503,708

			18,702,013

Venezuela - 0.59%
Republic of Venezuela
5.75% due 02/26/2016		$6,671,000	5,236,735
7.65% due 04/21/2025		925,000	742,313
8.50% due 10/08/2014		433,000	401,607
9.375% due 01/13/2034		2,054,000	1,889,680
10.75% due 09/19/2013		2,420,000	2,468,400

			10,738,735

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $82,441,558)			$79,658,579

CORPORATE BONDS - 85.39%

Advertising - 0.25%
Lamar Media Corp.
6.625% due 08/15/2015		3,200,000	2,816,000
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		605,000	369,050
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		640,000	390,400
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		1,615,000	1,021,488

			4,596,938

Aerospace - 0.38%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		100,000	97,250
DRS Technologies, Inc.
6.625% due 02/01/2016		1,560,000	1,524,900
6.875% due 11/01/2013		4,625,000	4,532,500

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Aerospace (continued)
DRS Technologies, Inc. (continued)
7.625% due 02/01/2018	$875,000	$875,000

		7,029,650

Air Travel - 1.24%
Continental Airlines, Inc.
6.541% due 09/15/2009	58,354	58,354
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,960,000	4,426,800
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	14,790,000	14,568,150
Delta Air Lines, Inc.
8.954% due 08/10/2014 (g)	3,995,004	3,715,354

		22,768,658

Aluminum - 0.61%
Novelis, Inc.
7.25% due 02/15/2015	12,600,000	11,151,000

Auto Parts - 1.57%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	3,590,000	3,123,300
11.25% due 11/01/2015 (a)(g)	6,980,000	5,793,400
Keystone Automotive Operations
9.75% due 11/01/2013	5,455,000	3,054,800
Visteon Corp.
8.25% due 08/01/2010	20,565,000	16,811,887

		28,783,387

Auto Services - 1.92%
Ashtead Holdings PLC
8.625% due 08/01/2015 (g)	1,635,000	1,308,000
AutoNation, Inc.
6.2575% due 04/15/2013 (b)	3,485,000	2,857,700
7.00% due 04/15/2014	800,000	710,000
Hertz Corp.
8.875% due 01/01/2014	6,835,000	6,476,163
10.50% due 01/01/2016	16,229,000	15,194,401
Penhall International Corp.
12.00% due 08/01/2014 (g)	10,280,000	8,686,600

		35,232,864

Automobiles - 1.75%
Ford Motor Company
7.45% due 07/16/2031	4,795,000	3,164,700
General Motors Corp.
7.20% due 01/15/2011	3,210,000	2,680,350
8.375% due 07/15/2033	37,265,000	26,271,825

		32,116,875

Banking - 2.33%
ATF Capital BV
9.25% due 02/21/2014 (g)	10,220,000	10,103,492
HSBC Bank PLC
8.90% due 12/20/2010	62,682,000	2,667,733
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011	579,044	563,989
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)	234,103	233,167
7.00% due 11/01/2011 (b)(g)	225,298	219,440

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
HSBK Europe BV
7.25% due 05/03/2017 (g)	$9,900,000	$8,727,377
7.25% due 05/03/2017	140,000	122,458
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)	2,434,000	2,093,228
6.375% due 04/30/2022 (b)	1,907,000	1,633,212
RSHB Capital
9.50% due 02/11/2011	153,637,000	6,530,312
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	1,144,000	1,059,630
7.175% due 05/16/2013 (g)	1,791,000	1,824,581
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	5,570,000	4,368,551
8.25% due 01/22/2037	3,166,000	2,498,924

		42,646,094

Broadcasting - 0.11%
CanWest Media, Inc.
8.00% due 09/15/2012	226,000	214,700
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,565,000	1,769,850

		1,984,550

Building Materials & Construction - 1.18%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	13,610,000	9,288,825
9.75% due 04/15/2012	6,700,000	6,499,000
NTK Holdings, Inc.
10.75% due 03/01/2014	11,870,000	5,756,950

		21,544,775

Buildings - 0.17%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	2,880,000	3,127,442

Business Services - 2.66%
Affinion Group, Inc.
10.125% due 10/15/2013	7,282,000	7,236,488
11.50% due 10/15/2015	7,415,000	7,155,475
Allied Security Escrow Corp.
11.375% due 07/15/2011	11,260,000	9,683,600
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	4,050,000	3,381,750
First Data Corp.
9.875% due 09/24/2015 (g)	9,540,000	7,846,650
Sungard Data Systems, Inc.
9.125% due 08/15/2013	5,474,000	5,528,740
10.25% due 08/15/2015	8,000,000	8,040,000

		48,872,703

Cable & Television - 3.31%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	720,000	700,200
9.6444% due 04/01/2009 (b)	100,000	99,250
Charter Communications Holdings I LLC
11.75% due 05/15/2014	3,380,000	1,706,900
12.125% due 01/15/2015	3,310,000	1,688,100

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	$29,368,000	$20,410,760
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	3,695,000	3,362,450
10.25% due 10/01/2013	550,000	471,625
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,115,000	1,271,644
12.125 due 01/15/2012	2,260,000	1,339,050
Charter Communications, Inc.
10.875% due 09/15/2014	10,510,000	8,996,560
CSC Holdings, Inc.
6.75% due 04/15/2012	5,285,000	5,100,025
7.625% due 07/15/2018	280,000	255,500
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,935,000	2,901,981
8.125% due 08/15/2009	270,000	272,700
8.125% due 07/15/2009	650,000	656,500
DirecTV Holdings LLC
8.375% due 03/15/2013 (a)	6,810,000	6,903,637
Rogers Cable, Inc.
8.75% due 05/01/2032	4,200,000	4,653,130

		60,790,012

Cellular Communications - 2.35%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	4,950,000	4,059,000
America Movil SAB de CV
5.625% due 11/15/2017	1,520,000	1,502,695
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,365,000	2,175,800
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	4,240,000	4,240,000
9.875% due 02/01/2010	2,611,000	2,682,802
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	23,634,000	22,215,960
10.75% due 12/16/2013	800,000	765,000
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	5,587,000	5,503,195

		43,144,452

Chemicals - 1.53%
Georgia Gulf Corp.
9.50% due 10/15/2014	6,040,000	4,665,900
10.75% due 10/15/2016	9,425,000	6,173,375
Huntsman International LLC
7.875% due 11/15/2014	3,360,000	3,561,600
IMC Global, Inc.
7.30% due 01/15/2028	145,000	140,650
Koppers, Inc.
9.875% due 10/15/2013	4,220,000	4,431,000
Methanex Corp.
8.75% due 08/15/2012	4,405,000	4,724,362
Montell Finance Company BV
8.10% due 03/15/2027 (g)	5,330,000	3,544,450
Westlake Chemical Corp.
6.625% due 01/15/2016	1,000,000	875,000

		28,116,337

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Coal - 0.31%
International Coal Group, Inc.
10.25% due 07/15/2014	$6,000,000	$5,745,000

Commercial Services - 1.30%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	13,078,000	13,372,255
Rental Service Corp.
9.50% due 12/01/2014	8,895,000	7,427,325
U.S Investigations Services, Inc.
11.75% due 05/01/2016 (g)	4,090,000	3,047,050

		23,846,630

Computers & Business Equipment - 0.28%
Activant Solutions, Inc.
9.50% due 05/01/2016	6,030,000	5,065,200

Construction & Mining Equipment - 0.15%
Terex Corp.
7.375% due 01/15/2014	2,720,000	2,692,800

Construction Materials - 0.18%
Nortek, Inc.
8.50% due 09/01/2014	4,430,000	3,278,200

Containers & Glass - 1.50%
Graham Packaging Company
8.50% due 10/15/2012	640,000	576,000
9.875% due 10/15/2014	8,895,000	7,471,800
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	10,670,000	10,243,200
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	3,550,000	3,230,500
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,275,000	2,844
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	5,055,000	4,246,200
8.375% due 07/01/2012 (a)	1,985,000	1,796,425

		27,566,969

Crude Petroleum & Natural Gas - 2.56%
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	8,991,325
6.50% due 08/15/2017	2,565,000	2,475,225
7.00% due 08/15/2014	1,975,000	1,979,937
7.75% due 01/15/2015	35,000	36,050
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	2,121,600
8.00% due 05/15/2017	2,360,000	2,253,800
OPTI Canada, Inc.
8.25% due 12/15/2014	4,135,000	4,093,650
Parallel Petroleum Corp.
10.25% due 08/01/2014	6,760,000	6,472,700
PetroHawk Energy Corp.
9.125% due 07/15/2013	3,830,000	3,935,325
Petrozuata Finance, Inc.
8.22% due 04/01/2017 (g)	299,000	300,869
8.22% due 04/01/2017	5,661,000	5,774,220
Southwestern Energy Company
7.50% due 02/01/2018 (g)	4,500,000	4,657,500
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	4,245,000	3,937,238

		47,029,439

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil - 1.67%
Exco Resources, Inc.
7.25% due 01/15/2011	$10,891,000	$10,591,498
Stone Energy Corp.
8.25% due 12/15/2011	11,025,000	10,914,750
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,915,000	6,845,850
7.25% due 05/01/2012	2,365,000	2,335,437

		30,687,535

Educational Services - 0.43%
American Achievement Corp.
8.25% due 04/01/2012	956,000	853,230
Education Management Corp.
8.75% due 06/01/2014	4,655,000	3,933,475
10.25% due 06/01/2016	3,975,000	3,160,125

		7,946,830

Electrical Utilities - 7.08%
AES China Generating Company
8.25% due 06/26/2010	105,000	99,163
AES Corp.
8.00% due 10/15/2017	9,710,000	9,831,375
8.75% due 05/15/2013 (g)	290,000	301,600
8.875% due 02/15/2011	3,100,000	3,247,250
9.375% due 09/15/2010	5,400,000	5,710,500
9.50% due 06/01/2009	995,000	1,026,840
Edison Mission Energy
7.625% due 05/15/2027	6,210,000	5,837,400
7.75% due 06/15/2016	4,100,000	4,223,000
EEB International Ltd.
8.75% due 10/31/2014 (g)	6,480,000	6,674,400
Energy Future Holdings Corp.
11.25% due 11/01/2017 (a)(g)	59,580,000	58,984,200
Midwest Generation LLC, Series B
8.56% due 01/02/2016	1,840,735	1,997,197
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	7,576,651	8,381,670
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	545,605	627,446
Orion Power Holdings, Inc.
12.00% due 05/01/2010	7,695,000	8,406,787
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)	14,780,000	14,484,400

		129,833,228

Electronics - 0.56%
L-3 Communications Corp.
7.625% due 06/15/2012	3,500,000	3,583,125
L-3 Communications Corp., Series B
6.375% due 10/15/2015	6,752,000	6,600,080

		10,183,205

Energy - 2.57%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	12,330,000	11,528,550
Mirant North America LLC
7.375% due 12/31/2013	2,645,000	2,671,450
NRG Energy, Inc.
7.25% due 02/01/2014	5,045,000	4,981,937

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
NRG Energy, Inc. (continued)
7.375% due 02/01/2016	$14,970,000	$14,670,600
7.375% due 01/15/2017	3,885,000	3,778,163
Sonat, Inc.
7.625% due 07/15/2011	4,350,000	4,496,112
VeraSun Energy Corp.
9.375% due 06/01/2017 (g)	7,405,000	5,072,425

		47,199,237

Financial Services - 5.17%
AmeriCredit Corp
8.50% due 07/01/2015 (a)	6,665,000	4,865,450
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	2,845,000	2,908,839
Ford Motor Credit Company
8.00% due 12/15/2016	3,780,000	2,959,003
8.05% due 06/15/2011 (b)	8,957,000	7,109,977
General Motors Acceptance Corp.
6.875% due 08/28/2012 (a)	5,045,000	3,833,847
8.00% due 11/01/2031	24,000,000	17,200,608
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	10,865,000	11,109,463
9.75% due 04/01/2017	4,290,000	4,268,550
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance ULC
7.565% due 11/15/2014 (b)	2,791,000	2,609,585
JSG Funding PLC
7.75% due 04/01/2015	2,360,000	2,065,000
Leucadia National Corp.
8.125% due 09/15/2015	4,540,000	4,562,700
Lukoil International Finance BV
6.656% due 06/07/2022	1,467,000	1,287,292
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,860,000	3,580,150
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	1,490,000	1,490,000
LVB Acquisition Merger, Inc.
10.375% due 10/15/2017 (g)	3,170,000	3,288,875
Nell AF SARL
8.375% due 08/15/2015 (g)	5,780,000	4,219,400
Residential Capital Corp.
6.375% due 06/30/2010	6,825,000	3,429,562
7.8275% due 04/17/2009 (b)(g)	4,100,000	1,517,000
Residential Capital LLC
6.875% due 06/30/2015	3,950,000	1,915,750
7.50% due 02/22/2011	8,705,000	4,265,450
TNK-BP Finance SA
6.625% due 03/20/2017 (g)	212,000	183,380
6.625% due 03/20/2017	2,683,000	2,424,332
7.50% due 07/18/2016 (g)	1,553,000	1,442,349
7.875% due 03/13/2018 (g)	2,540,000	2,346,325

		94,882,887

Food & Beverages - 0.35%
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,944,000	1,496,880
8.625% due 05/01/2009	1,200,000	1,044,000
8.75% due 07/15/2013	1,950,000	1,462,500

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Dole Food Company, Inc. (continued)
8.875% due 03/15/2011 (a)	$2,991,000	$2,422,710

		6,426,090

Funeral Services - 0.26%
Service Corp. International
6.75% due 04/01/2016	530,000	512,775
7.50% due 04/01/2027	1,960,000	1,666,000
7.625% due 10/01/2018	1,690,000	1,698,450
7.875% due 02/01/2013	900,000	909,000

		4,786,225

Furniture & Fixtures - 0.79%
Norcraft Companies LP
9.00% due 11/01/2011	9,120,000	9,188,400
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	6,150,000	5,381,250

		14,569,650

Gas & Pipeline Utilities - 2.14%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,900,000	1,903,572
El Paso Corp.
7.375% due 12/15/2012	2,000,000	2,019,922
7.75% due 01/15/2032	1,945,000	1,997,583
7.80% due 08/01/2031	5,680,000	5,831,877
7.875% due 06/15/2012 (a)	6,135,000	6,412,848
Northwest Pipeline Corp.
7.00% due 06/15/2016	3,000,000	3,187,500
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	4,400,000	5,005,000
Williams Companies, Inc.
7.875% due 09/01/2021	2,505,000	2,714,794
8.75% due 03/15/2032	8,855,000	10,227,525

		39,300,621

Healthcare Products - 0.38%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	3,585,000	3,083,100
Leiner Health Products, Inc.
11.00% due 06/01/2012	18,200,000	22,750
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)	1,650,000	1,468,500
8.50% due 06/01/2015	2,305,000	2,305,000

		6,879,350

Healthcare Services - 1.48%
DaVita, Inc.
7.25% due 03/15/2015	7,570,000	7,380,750
U.S. Oncology Holdings, Inc., PIK, Series S/A
7.9493% due 03/15/2012	11,669,162	8,985,255
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	2,160,000	1,652,400
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	9,460,000	9,105,250

		27,123,655

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Holdings Companies/Conglomerates - 0.31%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	$5,110,000	$4,139,100
Leucadia National Corp.
7.125% due 03/15/2017	1,705,000	1,615,488

		5,754,588

Homebuilders - 0.14%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	280,000	189,000
8.625% due 01/15/2017 (a)	3,031,000	2,333,870

		2,522,870

Hotels & Restaurants - 0.71%
Buffets, Inc.
12.50% due 11/01/2014	7,505,000	225,150
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	4,205,000	3,532,200
Denny's Corp.
10.00% due 10/01/2012	2,244,000	2,064,480
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,910,000	3,773,150
Sbarro, Inc.
10.375% due 02/01/2015	4,225,000	3,506,750

		13,101,730

Household Products - 0.27%
Jarden Corp.
7.50% due 05/01/2017	5,575,000	4,878,125

Industrial Machinery - 0.45%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	9,925,000	8,188,125

International Oil - 1.56%
Corral Finans AB, PIK
5.7575% due 04/15/2010 (b)(g)	4,982,267	3,786,523
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,480,000	1,369,000
6.51% due 03/07/2022 (g)	3,710,000	3,306,538
6.51% due 03/07/2022	1,827,000	1,635,165
Gazprom OAO, Series A6
6.95% due 08/06/2009	49,800,000	2,098,283
OAO Gazprom, Series A7
0.2544% due 10/29/2009	123,670,000	5,187,051
OAO Gazprom, Series A8
0.2713% due 10/27/2011	41,220,000	1,705,194
Pemex Project Funding Master Trust
6.625% due 06/15/2035	3,650,000	3,777,301
9.125% due 10/13/2010	250,000	280,000
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	2,170,000	1,980,125
7.00% due 05/01/2017 (g)	3,970,000	3,543,225

		28,668,405

Leisure Time - 3.31%
Boyd Gaming Corp.
6.75% due 04/15/2014	6,875,000	5,637,500
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	2,846,000	2,476,020
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (g)	2,910,000	2,298,900

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	$3,790,000	$2,671,950
Harrah's Operating Company, Inc.
10.75% due 02/01/2016 (g)	1,280,000	1,078,400
Herbst Gaming, Inc.
7.00% due 11/15/2014	125,000	22,813
8.125% due 06/01/2012	2,830,000	516,475
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	5,130,000	4,514,400
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	6,308,000	6,118,760
Mandalay Resort Group
7.625% due 07/15/2013	1,000,000	922,500
MGM Mirage, Inc.
5.875% due 02/27/2014	1,025,000	876,375
6.625% due 07/15/2015	245,000	213,150
6.75% due 09/01/2012	2,085,000	1,933,837
7.50% due 06/01/2016	1,120,000	1,008,000
7.625% due 01/15/2017	1,715,000	1,560,650
8.375% due 02/01/2011 (a)	3,850,000	3,859,625
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	3,415,000	2,800,300
Park Place Entertainment Corp.
7.875% due 03/15/2010	2,510,000	2,353,125
8.125% due 05/15/2011	10,000	8,400
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	577,100
Seneca Gaming Corp.
7.25% due 05/01/2012	3,005,000	2,832,212
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	1,450,000	1,181,750
9.125% due 02/01/2015 (g)	1,295,000	1,107,225
Station Casinos, Inc.
6.00% due 04/01/2012	400,000	328,000
6.50% due 02/01/2014	2,340,000	1,404,000
6.625% due 03/15/2018	2,517,000	1,396,935
6.875% due 03/01/2016	730,000	425,225
7.75% due 08/15/2016	4,958,000	3,991,190
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014 (g)	6,780,000	6,525,750

		60,640,567

Liquor - 0.21%
Constellation Brands, Inc.
7.25% due 09/01/2016	3,925,000	3,817,063

Medical-Hospitals - 3.67%
Community Health Systems, Inc.
8.875% due 07/15/2015	7,445,000	7,472,919
HCA, Inc.
5.75% due 03/15/2014	210,000	173,250
6.25% due 02/15/2013	40,000	34,800
6.375% due 01/15/2015	6,845,000	5,792,581
7.50% due 12/15/2023	2,950,000	2,316,331
7.69% due 06/15/2025	320,000	253,615
8.75% due 09/01/2010	2,840,000	2,840,000
9.25% due 11/15/2016	5,900,000	6,121,250
9.625% due 11/15/2016	20,350,000	21,113,125
Tenet Healthcare Corp.
6.375% due 12/01/2011 (a)	6,710,000	6,055,775

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
Tenet Healthcare Corp. (continued)
6.50% due 06/01/2012	$3,060,000	$2,700,450
7.375% due 02/01/2013	6,679,000	5,961,007
9.25% due 02/01/2015	1,961,000	1,833,535
9.875% due 07/01/2014	4,740,000	4,585,950

		67,254,588

Mining - 1.80%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	20,460,000	21,713,175
Noranda Aluminium Acquisition Corp.
8.7375% due 05/15/2015 (g)	1,720,000	1,350,200
Noranda Aluminium Holding Corp., PIK
10.4875% due 11/15/2014 (b)(g)	4,670,000	3,432,450
Vale Overseas, Ltd.
6.875% due 11/21/2036	5,200,000	5,073,718
8.25% due 01/17/2034	1,347,000	1,504,138

		33,073,681

Office Furnishings & Supplies - 0.20%
Interface, Inc.
9.50% due 02/01/2014	1,275,000	1,319,625
10.375% due 02/01/2010	2,225,000	2,325,125

		3,644,750

Oil & Gas Drilling - 0.10%
Forbes Energy Services LLC
11.00% due 02/15/2015 (g)	1,780,000	1,744,400

Paper - 3.34%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	1,458,000	1,458,000
6.95% due 04/01/2008 (a)	11,330,000	11,330,000
7.40% due 04/01/2018	5,945,000	2,615,800
7.75% due 06/15/2011	4,892,000	2,641,680
7.875% due 08/01/2009 (a)	1,320,000	1,108,800
8.375% due 04/01/2015	1,650,000	849,750
8.55% due 08/01/2010 (a)	2,175,000	1,250,625
13.75% due 04/01/2011 (g)	8,870,000	9,069,575
Appleton Papers, Inc.
8.125% due 06/15/2011	3,775,000	3,633,437
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	5,190,000	4,917,525
NewPage Corp.
9.4894% due 05/01/2012 (b)	15,595,000	15,439,050
Newpage Holding Corp.
11.8181% due 11/01/2013	2,800,000	2,352,000
Rock-Tenn Company
9.25% due 03/15/2016 (g)	2,850,000	2,949,750
Smurfit Capital Funding PLC
7.50% due 11/20/2025	1,945,000	1,711,600

		61,327,592

Petroleum Services - 2.02%
Belden & Blake Corp.
8.75% due 07/15/2012	8,465,000	8,486,163
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,502,200
Complete Production Services, Inc.
8.00% due 12/15/2016	5,860,000	5,625,600

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	$1,825,000	$1,549,184
8.375% due 08/01/2066 (b)	3,670,000	3,572,231
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	6,760,000	6,743,100
Pride International, Inc.
7.375% due 07/15/2014	1,680,000	1,747,200
SemGroup LP
8.75% due 11/15/2015 (g)	8,450,000	7,731,750

		36,957,428

Publishing - 1.70%
Dex Media West LLC
9.875% due 08/15/2013	1,166,000	1,014,420
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	5,260,000	3,787,200
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,305,000	5,259,600
8.00% due 11/15/2013	180,000	131,400
Idearc, Inc.
8.00% due 11/15/2016	15,247,000	9,872,433
Sun Media Corp.
7.625% due 02/15/2013	405,000	382,725
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (b)(g)	5,760,000	4,118,400
10.50% due 01/15/2015 (g)	7,620,000	6,553,200

		31,119,378

Railroads & Equipment - 0.93%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	1,839,200
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	9,690,000	10,004,925
Kansas City Southern de Mexico SA de CV
7.375% due 03/01/2014 (g)	2,570,000	2,370,825
7.625% due 12/01/2013	1,565,000	1,471,100
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,360,000	1,380,400

		17,066,450

Real Estate - 0.90%
Ashton Woods USA
9.50% due 10/01/2015	3,600,000	1,926,000
Forest City Enterprises
7.625% due 06/01/2015	197,000	187,150
Realogy Corp.
10.50% due 04/15/2014 (a)	1,240,000	833,900
11.00% due 04/15/2014	5,650,000	3,220,500
12.375% due 04/15/2015 (a)	9,285,000	4,131,825
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,580,000	1,524,700
6.75% due 04/01/2017	4,860,000	4,750,650

		16,574,725

Retail - 1.15%
Eye Care Centers of America
10.75% due 02/15/2015	2,302,000	2,348,040

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail (continued)
Michaels Stores, Inc.
10.00% due 11/01/2014	$5,010,000	$4,383,750
11.375% due 11/01/2016	2,350,000	1,844,750
Suburban Propane Partners LP
6.875% due 12/15/2013	12,900,000	12,577,500

		21,154,040

Retail Grocery - 0.28%
Delhaize America, Inc.
9.00% due 04/15/2031	4,291,000	5,164,257

Retail Trade - 1.62%
American Greetings Corp.
7.375% due 06/01/2016	490,000	486,325
Blockbuster, Inc.
9.00% due 09/01/2012	5,120,000	4,172,800
Dollar General Corp., PIK
11.875% due 07/15/2017 (a)	11,340,000	9,922,500
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	2,280,000	1,995,000
10.375% due 10/15/2015	13,139,000	13,139,000

		29,715,625

Semiconductors - 0.40%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	2,120,000	1,658,900
NXP BV / NXP Funding LLC
7.0075% due 10/15/2013 (b)	1,880,000	1,551,000
7.875% due 10/15/2014	2,255,000	2,063,325
9.50% due 10/15/2015	2,560,000	2,105,600

		7,378,825

Steel - 2.43%
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	5,321,000	5,609,068
7.25% due 10/20/2017	5,660,000	5,863,194
Metals USA Holdings Corp., PIK
10.7288% due 07/01/2012	4,780,000	3,561,100
Metals USA, Inc.
11.125% due 12/01/2015	10,245,000	10,040,100
Ryerson, Inc.
12.00% due 11/01/2015 (g)	12,340,000	11,661,300
Steel Dynamics, Inc.
7.375% due 11/01/2012 (g)	2,895,000	2,923,950
Tube City IMS Corp.
9.75% due 02/01/2015	5,635,000	4,958,800

		44,617,512

Telecommunications Equipment &
Services - 3.75%
Axtel SAB de CV
7.625% due 02/01/2017 (g)	9,120,000	9,165,600
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	430,000	432,150
Citizens Communications Company
7.05% due 10/01/2046	1,375,000	941,875
7.875% due 01/15/2027	4,040,000	3,464,300
9.25% due 05/15/2011	550,000	569,250
Fairpoint Communications, Inc.
13.125% due 04/01/2018 (g)	1,180,000	1,132,800

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (g)	$4,871,000	$4,749,225
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	5,405,000	1,945,800
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	4,925,000	4,961,937
11.25% due 06/15/2016	13,240,000	13,422,050
iPCS, Inc.
5.3644% due 05/01/2013	4,000,000	3,080,000
Level 3 Financing, Inc.
6.7044% due 02/15/2015 (b)	2,420,000	1,694,000
9.25% due 11/01/2014	11,615,000	9,495,263
PanAmSat Corp.
9.00% due 08/15/2014	568,000	572,260
9.00% due 06/15/2016	1,150,000	1,158,625
True Move Company, Ltd.
10.375% due 08/01/2014 (g)	2,960,000	2,752,800
United States West Communications, Inc.
6.875% due 09/15/2033	11,490,000	9,192,000

		68,729,935

Telephone - 2.22%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	2,088,000
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	8,415,000	8,162,550
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	7,320,000	6,880,800
Virgin Media, Inc.
9.125% due 08/15/2016	13,175,000	11,791,625
Windstream Corp.
8.625% due 08/01/2016	11,990,000	11,780,175

		40,703,150

Tobacco - 0.32%
Alliance One International, Inc.
8.50% due 05/15/2012	3,685,000	3,463,900
11.00% due 05/15/2012	2,270,000	2,304,050

		5,767,950

Transportation - 0.47%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,490,000	2,527,350
Teekay Shipping Corp.
8.875% due 07/15/2011	5,720,000	6,048,900

		8,576,250

Trucking & Freight - 0.38%
Saint Acquisition Corp.
10.815% due 05/15/2015 (b)(g)	11,475,000	4,561,313
12.50% due 05/15/2017 (a)(g)	6,055,000	2,467,412

		7,028,725

Utility Service - 0.23%
Edison Mission Energy
7.20% due 05/15/2019	4,190,000	4,137,625

TOTAL CORPORATE BONDS (Cost $1,761,162,781)		$1,566,256,847

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.35%

Argentina - 0.35%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	2,185,000,000	$497,945
7.625 due 08/11/2007 ^		4,400,000,000	1,116,163
8.00% due 02/26/2008 ^		450,000	198,922
8.50% due 02/23/2005 ^		2,003,000	497,173
9.00% due 06/20/2003 ^		925,000	438,103
9.25% due 10/21/2002 ^		1,075,000	498,115
9.25% due 07/20/2004 ^		600,000	284,175
9.75% due 11/26/2003 ^		1,975,000	907,346
10.00% due 02/22/2007 ^		825,000	406,226
10.00% due 09/07/2007 ^		1,000,000	469,678
10.00% due 01/03/2007 ^		1,075,000,000	280,489
10.50% due 11/14/2002 ^		3,500,000	836,261

			6,430,596

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $5,119,106)			$6,430,596

COMMON STOCKS - 0.01%

Electrical Utilities - 0.00%
PNM Resources, Inc.		210	2,619

Household Products - 0.00%
Home Interiors *		8,156,736	81,567

Telecommunications Equipment &
Services - 0.01%
Maxcom Telecomunicaciones SAB de CV *		13,302	153,771
Viatel Holding, Ltd. *		11,667	140
XO Holdings, Inc. *		5,320	6,916

			160,827

TOTAL COMMON STOCKS (Cost $8,463,631)			$245,013

PREFERRED STOCKS - 0.88%

Banking - 0.57%
Bank of America Corp., Series L, 7.25%		10,030	10,360,990

Cable & Television - 0.00%
ION Media Networks, Inc., Series B *		13	13,000

Financial Services - 0.31%
Citigroup, Inc., Series T, 6.50%		120,500	5,721,340

TOTAL PREFERRED STOCKS (Cost $16,203,500)			$16,095,330

TERM LOANS - 3.35%

Apparel & Textiles - 0.12%
Simmons Holdco, Inc., PIK
10.65% due 02/15/2012 (b)		3,500,000	2,240,000

Auto Parts - 0.38%
Allison Transmission, Inc.
7.17% due 08/07/2014 (b)		7,980,000	7,032,415

Auto Services - 0.15%
Penhall Holdings, PIK
12.6425% due 04/01/2012 (b)		3,180,601	2,740,613

Containers & Glass - 0.46%
Berry Plastics Group, Inc.
11.6463% due 06/15/2014 (b)		9,880,285	8,398,292

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)

Domestic Oil - 0.92%
Ashmore Energy
7.83% due 03/30/2014 (b)		$4,650,333	$4,045,789
Sandridge Energy
8.625% due 04/01/2015 (b)		13,000,000	12,853,750

			16,899,539

Food & Beverages - 0.02%
Aramark Corp.
6.705% due 01/31/2014 (b)		437,397	408,772
Aramark Corp., Tranche B
7.0731% due 01/31/2014 (b)		59,735	53,463

			462,235

Gas & Pipeline Utilities - 0.20%
Stallion Oilfield Services
9.3838% due 07/31/2012 (b)		5,300,000	3,604,000

Healthcare Services - 0.32%
Iasis Holdco, Inc., PIK
10.5392% due 06/15/2014 (b)		6,496,479	5,911,796

Leisure Time - 0.10%
Las Vegas Sands, LLC
1.00% due 05/23/2014 (b)		2,000,000	1,770,690

Paper - 0.19%
Verso Paper Holdings, Inc.
11.1613% due 02/01/2013 (b)		4,000,000	3,400,000

Telecommunications Equipment &
Services - 0.49%
Wind Acquisition Finance SA, PIK
12.4488% due 12/21/2011 (b)		10,113,790	8,950,704

TOTAL TERM LOANS (Cost $68,720,304)			$61,410,284

WARRANTS - 0.01%

Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *		346,000	125,425

TOTAL WARRANTS (Cost $107,260)			$125,425

REPURCHASE AGREEMENTS - 1.82%
Merrill Lynch Tri-Party Repurchase
Agreement dated 03/31/2008 at
2.25% to be repurchased at
$33,402,088 on 04/01/2008,
collateralized by $34,184,000
Federal Home Loan Bank Discount
Notes, zero coupon due
05/23/2008 (valued at
$34,068,000, including interest)		$33,400,000	$33,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,400,000)			$33,400,000

SHORT TERM INVESTMENTS - 4.13%
Bank Negara Malaysia Monetary Notes, Series 3107
zero coupon due 04/10/2008 to
05/08/2008	MYR	12,449,000	$3,882,724
Bank Negara Malaysia Monetary Notes, Series 5207
zero coupon due 06/17/2008		9,467,000	2,939,095

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS (continued)
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/25/2008	EGP	120,400,000	$20,773,244
John Hancock Cash
Investment Trust, 3.0622% (c)(f)		$48,203,278	48,203,278

TOTAL SHORT TERM INVESTMENTS
(Cost $75,798,341)			$75,798,341

Total Investments (High Yield Trust)
(Cost $2,051,416,481) - 100.28%			$1,839,420,415
Liabilities in Excess of Other Assets - (0.28)%			(5,070,461)

TOTAL NET ASSETS - 100.00%			$1,834,349,954

Income Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.01%

Federal Home Loan Bank - 0.71%
5.50% due 05/01/2037 to 06/01/2037		$2,897,091	$2,928,243

Federal National Mortgage
Association - 1.30%
5.50% due 07/01/2037		2,843,038	2,872,629
6.00% due 07/01/2037		2,365,324	2,425,190

			5,297,819

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,895,862)			$8,226,062

CORPORATE BONDS - 32.06%

Advertising - 0.50%
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)		800,000	500,000
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		1,500,000	915,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		1,000,000	632,500

			2,047,500

Auto Parts - 0.02%
TRW Automotive, Inc.
7.25% due 03/15/2017 (g)		100,000	91,000

Auto Services - 0.29%
Hertz Corp.
8.875% due 01/01/2014		1,250,000	1,184,375

Automobiles - 0.40%
Ford Motor Company
7.45% due 07/16/2031		200,000	132,000
General Motors Corp.
8.375% due 07/15/2033		2,100,000	1,480,500

			1,612,500

Broadcasting - 0.51%
CanWest Media, Inc.
8.00% due 09/15/2012		2,211,000	2,100,450

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Building Materials & Construction - 0.15%
KB Home
5.75% due 02/01/2014		$700,000	$602,000

Business Services - 1.18%
Ceridian Corp.
11.25% due 11/15/2015 (g)		3,500,000	2,992,500
First Data Corp.
9.875% due 09/24/2015 (g)		2,200,000	1,809,500

			4,802,000

Cable & Television - 3.17%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		2,075,000	2,017,937
Charter Communications Holdings I LLC
11.75% due 05/15/2014		5,000,000	2,525,000
13.50% due 01/15/2014		4,000,000	2,520,000
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015		2,500,000	1,737,500
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		1,000,000	910,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		800,000	791,000
Quebecor Media, Inc.
7.75% due 03/15/2016 (g)		1,000,000	912,500
Univision Communications, Inc.
9.75% due 03/15/2015 (g)		2,500,000	1,512,500

			12,926,437

Cellular Communications - 0.23%
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,000,000	920,000

Chemicals - 0.38%
Ineos Group Holdings PLC
7.875% due 02/15/2016 (g)	EUR	1,350,000	1,545,200

Containers & Glass - 0.04%
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		$200,000	168,000

Crude Petroleum & Natural Gas - 1.42%
Chesapeake Energy Corp.
6.50% due 08/15/2017		2,000,000	1,930,000
6.875% due 11/15/2020		300,000	291,000
Mariner Energy, Inc.
7.50% due 04/15/2013		200,000	192,000
OPTI Canada, Inc.
7.875% due 12/15/2014		1,000,000	977,500
Plains Exploration & Production Company
7.75% due 06/15/2015		1,500,000	1,496,250
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)		1,000,000	927,500

			5,814,250

Electrical Utilities - 2.32%
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)		4,100,000	4,059,000
Intergen NV
9.00% due 06/30/2017 (g)		1,000,000	1,045,000
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		2,400,000	2,391,000

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)	$2,000,000	$1,960,000

		9,455,000

Electronics - 0.31%
L-3 Communications Corp.
5.875% due 01/15/2015	300,000	287,250
Sanmina-SCI Corp.
5.55% due 06/15/2014 (b)(g)	400,000	360,000
6.75% due 03/01/2013	200,000	173,500
8.125% due 03/01/2016	500,000	442,500

		1,263,250

Energy - 1.46%
Callon Petroleum Company, Series B
9.75% due 12/08/2010	300,000	285,000
Dynegy Holdings, Inc.
7.75% due 06/01/2019	1,000,000	935,000
8.375% due 05/01/2016	3,500,000	3,465,000
Reliant Energy, Inc.
7.625% due 12/31/2014	900,000	893,250
7.875% due 12/31/2017	400,000	398,000

		5,976,250

Financial Services - 8.01%
American Express Company
7.00% due 03/19/2018	900,000	944,837
Citigroup Funding Inc, Series CMCS
8.50% due 11/26/2008	110,000	2,082,278
E*Trade Financial Corp.
7.375% due 09/15/2013	1,237,000	878,270
Ford Motor Credit Company
7.25% due 10/25/2011	1,000,000	821,424
7.375% due 10/28/2009	6,000,000	5,466,798
7.375% due 02/01/2011	2,000,000	1,667,722
7.875% due 06/15/2010	4,000,000	3,487,748
Ford Motor Credit Company LLC
9.75% due 09/15/2010	1,800,000	1,603,391
General Motors Acceptance Corp.
5.625% due 05/15/2009	5,500,000	5,012,172
6.75% due 12/01/2014	500,000	353,851
6.875% due 09/15/2011	1,200,000	918,437
7.75% due 01/19/2010	3,000,000	2,594,898
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	4,000,000	3,945,296
RBS Global, Inc.
9.50% due 08/01/2014	1,000,000	935,000
11.75% due 08/01/2016	700,000	605,500
Residential Capital Corp.
6.375% due 06/30/2010	2,000,000	1,005,000
Washington Mutual Preferred Funding
9.75% due 10/29/2049 (b)(g)	500,000	382,500

		32,705,122

Gas & Pipeline Utilities - 0.74%
Dynegy Holdings, Inc.
6.875% due 04/01/2011	1,000,000	982,500
El Paso Corp.
7.75% due 01/15/2032	300,000	308,111

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Sabine Pass LNG LP
7.50% due 11/30/2016	$1,800,000	$1,737,000

		3,027,611

Healthcare Products - 0.30%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	1,200,000	1,221,000

Healthcare Services - 0.72%
DaVita, Inc.
7.25% due 03/15/2015	1,700,000	1,657,500
U.S. Oncology Holdings, Inc., PIK, Series S/A
7.9493% due 03/15/2012	1,580,473	1,216,964
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	76,500

		2,950,964

Homebuilders - 0.19%
Beazer Homes USA, Inc.
6.875% due 07/15/2015	200,000	143,000
D.R. Horton, Inc.
6.50% due 04/15/2016	700,000	623,000

		766,000

Industrial Machinery - 0.37%
Terex Corp.
8.00% due 11/15/2017	1,500,000	1,492,500

International Oil - 0.28%
Pioneer Natural Resources Company
6.875% due 05/01/2018	1,200,000	1,136,987

Leisure Time - 0.11%
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	460,000

Medical-Hospitals - 2.44%
Community Health Systems, Inc.
8.875% due 07/15/2015	1,000,000	1,003,750
HCA, Inc.
6.50% due 02/15/2016	2,200,000	1,853,500
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,500,000	4,963,750
9.25% due 02/01/2015	2,300,000	2,150,500

		9,971,500

Petroleum Services - 0.23%
SESI LLC
6.875% due 06/01/2014	1,000,000	955,000

Publishing - 0.88%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	4,500,000	3,240,000
8.00% due 11/15/2013	500,000	365,000

		3,605,000

Retail Trade - 1.26%
Dollar General Corp.
10.625% due 07/15/2015	3,500,000	3,377,500
Dollar General Corp., PIK
11.875% due 07/15/2017	2,000,000	1,750,000

		5,127,500

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Sanitary Services - 1.68%
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	$1,000,000	$997,500
7.375% due 04/15/2014	4,000,000	3,935,000
JohnsonDiversey Holdings Inc
10.67% due 05/15/2013	2,000,000	1,920,000

		6,852,500
Semiconductors - 1.49%
Flextronics International, Ltd.
6.25% due 11/15/2014	1,250,000	1,150,000
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	3,300,000	2,582,250
10.125% due 12/15/2016	3,500,000	2,362,500

		6,094,750
Software - 0.51%
Fiserv, Inc.
6.125% due 11/20/2012	2,000,000	2,061,028

Transportation - 0.47%
CEVA Group PLC, ADR
10.00% due 09/01/2014 (g)	2,000,000	1,935,000

TOTAL CORPORATE BONDS (Cost $142,501,942)		$130,870,674

CONVERTIBLE BONDS - 0.92%

Financial Services - 0.01%
Goldman Sachs Group, Inc., Series ABX
10.00% due 02/27/2009	65,000	29,154

Real Estate - 0.57%
iStar Financial, Inc.
5.2288% due 10/01/2012 (b)	3,200,000	2,332,192

Semiconductors - 0.34%
Advanced Micro Devices Inc.
5.75% due 08/15/2012 (g)	2,000,000	1,383,400

TOTAL CONVERTIBLE BONDS (Cost $8,282,035)		$3,744,746

COMMON STOCKS - 36.49%

Banking - 1.72%
Bank of America Corp.	150,000	5,686,500
Wachovia Corp.	50,000	1,350,000

		7,036,500
Chemicals - 0.90%
Dow Chemical Company	100,000	3,685,000

Drugs & Health Care - 0.27%
Wyeth	26,000	1,085,760

Electrical Utilities - 10.50%
Ameren Corp.	60,000	2,642,400
American Electric Power Company, Inc.	50,000	2,081,500
CenterPoint Energy, Inc.	100,000	1,427,000
Consolidated Edison, Inc.	80,000	3,176,000
Dominion Resources, Inc.	100,000	4,084,000
FirstEnergy Corp.	50,000	3,431,000
FPL Group, Inc.	40,000	2,509,600
PG&E Corp.	120,000	4,418,400
Pinnacle West Capital Corp.	60,000	2,104,800
Portland General Electric Company	50,000	1,127,500

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Public Service Enterprise Group, Inc.	150,000	$6,028,500
Puget Energy, Inc.	70,000	1,810,900
Teco Energy, Inc.	100,000	1,595,000
The Southern Company	180,000	6,409,800

		42,846,400
Energy - 1.47%
Duke Energy Corp.	220,000	3,927,000
Progress Energy, Inc.	50,000	2,085,000

		6,012,000
Financial Services - 2.69%
CapitalSource, Inc.	60,000	580,200
HSBC Holdings PLC	150,000	2,471,088
JP Morgan Chase & Company	70,000	3,006,500
Merrill Lynch & Company, Inc.	22,000	896,280
Washington Mutual, Inc.	50,000	515,000
Wells Fargo & Company	120,000	3,492,000

		10,961,068
Gas & Pipeline Utilities - 2.00%
AGL Resources, Inc.	60,000	2,059,200
Atmos Energy Corp.	40,000	1,020,000
NiSource, Inc.	30,000	517,200
Spectra Energy Corp.	100,000	2,275,000
Trans-Canada Corp.	60,000	2,311,852

		8,183,252
Healthcare Products - 1.43%
Johnson & Johnson	90,000	5,838,300

Holdings Companies/Conglomerates - 0.54%
General Electric Company	60,000	2,220,600

International Oil - 2.45%
BP PLC, SADR	40,000	2,426,000
Chevron Corp.	35,000	2,987,600
ConocoPhillips	60,000	4,572,600

		9,986,200
Investment Companies - 0.99%
Canadian Oil Sands Trust, ADR	100,000	4,043,061

Manufacturing - 1.16%
3M Company	60,000	4,749,000

Petroleum Services - 0.58%
Halliburton Company	60,000	2,359,800

Pharmaceuticals - 3.37%
Bristol-Myers Squibb Company	75,000	1,597,500
Merck & Company, Inc.	100,000	3,795,000
Pfizer, Inc.	400,000	8,372,000

		13,764,500
Real Estate - 0.52%
Duke Realty Corp., REIT	25,000	570,250
iStar Financial, Inc., REIT	110,200	1,546,106

		2,116,356
Retail Trade - 0.69%
Home Depot, Inc.	100,000	2,797,000

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors - 2.56%
Intel Corp.	300,000	$6,354,000
Maxim Integrated Products, Inc.	120,000	2,446,800
Microchip Technology, Inc.	50,000	1,636,500

		10,437,300
Telecommunications Equipment &
Services - 0.54%
Verizon Communications, Inc.	60,000	2,187,000

Telephone - 2.11%
AT&T, Inc.	225,000	8,617,500

TOTAL COMMON STOCKS (Cost $166,156,766)		$148,926,597

PREFERRED STOCKS - 8.06%

Automobiles - 0.28%
General Motors Corp., Series C, 6.25%	70,000	1,155,000

Banking - 1.11%
Bank of America Corp., Series L, 7.25%	2,850	2,944,050
Washington Mutual, Inc., Series R, 7.75%	2,200	1,562,000

		4,506,050
Electrical Utilities - 0.41%
CMS Energy Trust I, 7.75%	35,000	1,679,944

Energy - 0.06%
PNM Resources, Inc., 6.75%	10,000	237,000

Financial Services - 5.64%
Citigroup, Inc., Series T, 6.50%	20,000	949,600
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	100,000	2,440,000
Federal National Mortgage Association,
5.375%	20	1,337,500
Federal National Mortgage Association, 6.75%	80,000	1,801,600
Federal National Mortgage Association, 8.25%	150,000	3,607,500
Federal National Mortgage Association,
Series R, 7.625%	60,200	1,426,740
Lehman Brothers Holdings, Inc., 7.50% (g)	44,000	2,210,362
Lehman Brothers Holdings, Inc., Series GE,
7.50% *	100,000	3,669,630
Morgan Stanley, 5.26% * (g)	75,000	5,572,860

		23,015,792
Pharmaceuticals - 0.56%
Schering-Plough Corp., 6.00%	15,000	2,301,750

TOTAL PREFERRED STOCKS (Cost $35,995,624)		$32,895,536

TERM LOANS - 2.54%

Auto Parts - 0.54%
Allison Transmission, Inc.
5.75% due 08/07/2014 (b)(g)	2,493,750	2,197,629

Business Services - 1.30%
First Data Corp., Tranche B1
7.6338% due 09/24/2014 (b)	3,995,000	3,603,989
U.S. Investigations Services, Inc.
7.91% due 04/01/2015 (b)	1,994,987	1,710,702

		5,314,691

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Electrical Utilities - 0.45%
Texas Competitive Electric Holdings Company
8.6219% due 10/10/2014 (b)	$1,995,000	$1,820,338

Healthcare Products - 0.14%
Bausch & Lomb, Inc.
7.9054% due 04/26/2015 (b)	598,875	583,044

Manufacturing - 0.11%
Berry Plastics Corp.
12.2438% due 06/15/2014 (b)	521,454	443,239

TOTAL TERM LOANS (Cost $11,112,440)		$10,358,941

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$55,002 on 04/01/2008,
collateralized by $60,000 Federal
Farm Credit Bank, 3.90% due
03/20/2013 (valued at $60,150,
including interest)	$55,000	$55,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,000)		$55,000

SHORT TERM INVESTMENTS - 16.04%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	$65,450,000	$65,450,000

TOTAL SHORT TERM INVESTMENTS
(Cost $65,450,000)		$65,450,000

Total Investments (Income Trust)
(Cost $437,449,669) - 98.13%		$400,527,556
Other Assets in Excess of Liabilities - 1.87%		7,613,820

TOTAL NET ASSETS - 100.00%		$408,141,376

Income & Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.36%

Advertising - 0.29%
Monster Worldwide, Inc. *	19,400	$469,674
Omnicom Group, Inc.	17,600	777,568

		1,247,242
Aerospace - 1.26%
Boeing Company	40,600	3,019,422
United Technologies Corp.	34,800	2,394,936

		5,414,358
Agriculture - 0.35%
Monsanto Company	13,300	1,482,950

Air Travel - 0.31%
Southwest Airlines Company	108,500	1,345,400

Apparel & Textiles - 0.65%
Coach, Inc. *	14,800	446,220
Hanesbrands, Inc. *	65,112	1,901,270

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Phillips-Van Heusen Corp.	11,700	$443,664

		2,791,154
Auto Parts - 0.25%
Johnson Controls, Inc.	31,500	1,064,700

Automobiles - 0.52%
Ford Motor Company * (a)	247,000	1,412,840
General Motors Corp. (a)	43,600	830,580

		2,243,420
Banking - 1.99%
Astoria Financial Corp.	16,900	459,004
Fifth Third Bancorp	35,000	732,200
Hudson City Bancorp, Inc.	188,400	3,330,912
SunTrust Banks, Inc.	18,400	1,014,576
Wachovia Corp.	111,230	3,003,210

		8,539,902
Biotechnology - 2.42%
Genentech, Inc. *	94,400	7,663,392
Millennium Pharmaceuticals, Inc. *	175,700	2,716,322

		10,379,714
Broadcasting - 0.34%
CBS Corp., Class B	66,100	1,459,488

Business Services - 1.18%
Affiliated Computer Services, Inc., Class A *	13,900	696,529
Fluor Corp.	16,600	2,343,256
Moody's Corp. (a)	21,700	755,811
Paychex, Inc.	37,300	1,277,898

		5,073,494
Cable & Television - 1.24%
Comcast Corp., Class A	52,650	1,018,251
Time Warner Cable, Inc. *	38,700	966,726
Time Warner Telecom, Inc., Class A *	103,000	1,595,470
Time Warner, Inc.	61,200	858,024
Viacom, Inc., Class B *	21,550	853,811

		5,292,282
Chemicals - 0.73%
Potash Corp. of Saskatchewan, Inc.	20,100	3,119,721

Coal - 0.24%
Peabody Energy Corp.	19,700	1,004,700

Computer Services - 0.09%
NetApp, Inc. *	19,400	388,970

Computers & Business Equipment - 3.04%
Apple, Inc. *	12,400	1,779,400
Brocade Communications Systems, Inc. *	120,200	877,460
Cisco Systems, Inc. *	146,400	3,526,776
Cognizant Technology Solutions Corp.,
Class A *	15,600	449,748
Dell, Inc. *	62,700	1,248,984
International Business Machines Corp.	4,400	506,616
SanDisk Corp. *	121,800	2,749,026
Seagate Technology	49,400	1,034,436
Sun Microsystems, Inc. *	55,575	863,080

		13,035,526

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials - 0.10%
Vulcan Materials Company	6,200	$411,680

Cosmetics & Toiletries - 0.16%
Estee Lauder Companies, Inc., Class A	15,200	696,920

Crude Petroleum & Natural Gas - 0.22%
EOG Resources, Inc.	7,700	924,000

Drugs & Health Care - 0.67%
ImClone Systems, Inc. *	49,300	2,091,306
Wyeth	18,800	785,088

		2,876,394
Electrical Equipment - 0.37%
Cooper Industries, Ltd., Class A	14,200	570,130
Emerson Electric Company	19,800	1,018,908

		1,589,038
Electrical Utilities - 0.66%
AES Corp. *	31,300	521,771
CMS Energy Corp.	37,800	511,812
Edison International	21,800	1,068,636
Pinnacle West Capital Corp.	21,000	736,680

		2,838,899
Electronics - 0.69%
Agilent Technologies, Inc. *	41,300	1,231,979
Flextronics International, Ltd. *	95,200	893,928
Jabil Circuit, Inc.	89,800	849,508

		2,975,415
Financial Services - 6.24%
American Capital Strategies, Ltd.	29,700	1,014,552
AmeriCredit Corp. * (a)	6,400	64,448
Capital One Financial Corp.	12,600	620,172
Federal Home Loan Mortgage Corp.	117,600	2,977,632
Federal National Mortgage Association	75,300	1,981,896
Goldman Sachs Group, Inc.	32,670	5,403,291
JP Morgan Chase & Company	148,716	6,387,352
Lehman Brothers Holdings, Inc.	63,600	2,393,904
SLM Corp. *	56,900	873,415
Visa, Inc. *	7,600	473,936
Washington Mutual, Inc.	183,400	1,889,020
Wells Fargo & Company	91,900	2,674,290

		26,753,908
Food & Beverages - 2.94%
Campbell Soup Company	25,800	875,910
General Mills, Inc.	11,500	688,620
Kraft Foods, Inc., Class A	115,989	3,596,819
PepsiCo, Inc.	47,600	3,436,720
Sara Lee Corp.	123,400	1,725,132
The Coca-Cola Company	13,500	821,745
Unilever NV	42,800	1,443,644

		12,588,590
Furniture & Fixtures - 0.15%
Leggett & Platt, Inc.	41,700	635,925

Gold - 0.93%
Barrick Gold Corp.	91,700	3,984,365

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 1.38%
Baxter International, Inc.	64,600	$3,735,172
Medtronic, Inc.	44,800	2,166,976

		5,902,148
Healthcare Services - 1.59%
Cerner Corp. *	16,600	618,848
DaVita, Inc. *	27,650	1,320,564
Health Net, Inc. *	9,200	283,360
UnitedHealth Group, Inc.	133,100	4,573,316

		6,796,088
Holdings Companies/Conglomerates - 1.63%
Berkshire Hathaway, Inc., Class A *	11	1,467,400
General Electric Company	149,500	5,532,995

		7,000,395
Hotels & Restaurants - 0.35%
McDonald's Corp.	19,000	1,059,630
Wynn Resorts, Ltd. *	4,500	452,880

		1,512,510
Household Products - 0.26%
Energizer Holdings, Inc. *	8,500	769,080
Jarden Corp. *	16,000	347,840

		1,116,920
Insurance - 2.25%
AFLAC, Inc.	18,800	1,221,060
Ambac Financial Group, Inc.	72,700	418,025
American International Group, Inc.	75,275	3,255,644
Marsh & McLennan Companies, Inc.	69,300	1,687,455
MBIA, Inc. (a)	79,800	975,156
Progressive Corp.	51,900	834,033
XL Capital, Ltd., Class A	41,800	1,235,190

		9,626,563
International Oil - 2.91%
Anadarko Petroleum Corp.	13,900	876,117
Chevron Corp.	14,855	1,268,023
ConocoPhillips	21,000	1,600,410
Exxon Mobil Corp.	28,100	2,376,698
Royal Dutch Shell PLC, ADR, Class B	10,695	720,629
Royal Dutch Shell PLC, ADR	42,700	2,945,446
Weatherford International, Ltd. *	37,200	2,695,884

		12,483,207
Internet Content - 2.00%
Google, Inc., Class A *	14,500	6,386,815
Yahoo!, Inc. *	75,400	2,181,322

		8,568,137
Internet Retail - 0.58%
eBay, Inc. *	83,900	2,503,576

Leisure Time - 1.05%
Carnival Corp.	19,800	801,504
Las Vegas Sands Corp. *	19,100	1,406,524
Walt Disney Company	73,300	2,300,154

		4,508,182
Liquor - 0.16%
Anheuser-Busch Companies, Inc.	14,600	692,770

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing - 0.90%
Danaher Corp.	15,000	$1,140,450
Illinois Tool Works, Inc.	44,000	2,122,120
Tyco International, Ltd.	13,400	590,270

		3,852,840
Mining - 0.41%
Cleveland-Cliffs, Inc.	7,400	886,668
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,200	885,224

		1,771,892
Petroleum Services - 1.44%
Baker Hughes, Inc.	9,400	643,900
BJ Services Company	80,300	2,289,353
Schlumberger, Ltd.	37,100	3,227,700

		6,160,953
Pharmaceuticals - 3.88%
Abbott Laboratories	25,700	1,417,355
Allergan, Inc.	37,900	2,137,181
AstraZeneca PLC, SADR	64,200	2,438,958
Bristol-Myers Squibb Company	49,300	1,050,090
Forest Laboratories, Inc. *	91,500	3,660,915
Pfizer, Inc.	102,800	2,151,604
Sanofi-Aventis, ADR	43,800	1,644,252
Sepracor, Inc. *	48,400	944,768
Teva Pharmaceutical Industries, Ltd., SADR	25,800	1,191,702

		16,636,825
Publishing - 0.39%
Gannett Company, Inc.	56,900	1,652,945

Real Estate - 0.05%
Host Hotels & Resorts, Inc., REIT	12,866	204,827

Retail Trade - 4.70%
Best Buy Company, Inc.	91,700	3,801,882
Costco Wholesale Corp.	7,400	480,778
Home Depot, Inc.	49,800	1,392,906
Lowe's Companies, Inc.	207,200	4,753,168
Nordstrom, Inc.	58,200	1,897,320
Target Corp.	114,700	5,812,996
Urban Outfitters, Inc. *	43,400	1,360,590
Walgreen Company	17,200	655,148

		20,154,788
Semiconductors - 2.80%
Altera Corp.	33,400	615,562
Applied Materials, Inc.	226,000	4,409,260
Intel Corp.	82,000	1,736,760
KLA-Tencor Corp.	77,400	2,871,540
Lam Research Corp. *	17,200	657,384
Microchip Technology, Inc.	16,100	526,953
Micron Technology, Inc. *	157,400	939,678
Qimonda AG, SADR * (a)	57,900	249,549

		12,006,686
Software - 1.57%
Adobe Systems, Inc. *	35,000	1,245,650
Microsoft Corp.	126,980	3,603,692
Oracle Corp. *	50,600	989,736

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
VeriFone Holdings, Inc. * (a)	56,800	$901,416

		6,740,494
Steel - 0.85%
Allegheny Technologies, Inc.	39,900	2,847,264
Nucor Corp.	11,700	792,558

		3,639,822
Telecommunications Equipment &
Services - 1.76%
American Tower Corp., Class A *	27,900	1,093,959
Ciena Corp. *	20,500	632,015
Corning, Inc.	43,300	1,040,932
Level 3 Communications, Inc. * (a)	341,100	723,132
Polycom, Inc. *	25,900	583,786
QUALCOMM, Inc.	63,900	2,619,900
Verizon Communications, Inc.	23,100	841,995

		7,535,719
Telephone - 0.87%
AT&T, Inc.	96,800	3,707,440

Tobacco - 0.84%
Altria Group, Inc.	49,200	1,092,240
Philip Morris International, Inc. *	49,200	2,488,536

		3,580,776
Trucking & Freight - 1.71%
FedEx Corp.	16,400	1,519,788
United Parcel Service, Inc., Class B	79,300	5,790,486

		7,310,274

TOTAL COMMON STOCKS (Cost $289,189,728)		$275,824,932

PREFERRED STOCKS - 0.27%

Banking - 0.13%
Bank of America Corp., 8.00% (b)	190,000	190,228
Washington Mutual, Inc., Series R, 7.75%	520	369,200

		559,428
Financial Services - 0.04%
SLM Corp., Series C, 7.25% *	200	163,800

Pharmaceuticals - 0.10%
Schering-Plough Corp., 6.00%	2,800	429,660

TOTAL PREFERRED STOCKS (Cost $1,600,417)		$1,152,888

U.S. TREASURY OBLIGATIONS - 3.37%

Treasury Inflation Protected
Securities (d) - 0.23%
2.375% due 01/15/2017	690,703	770,890
3.375% due 04/15/2032	178,349	234,194

		1,005,084
U.S. Treasury Bonds - 0.91%
4.75% due 02/15/2037	325,000	349,553
5.00% due 05/15/2037	675,000	755,103
6.25% due 08/15/2023	1,950,000	2,400,175
8.875% due 08/15/2017	275,000	391,746

		3,896,577

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 2.23%
3.625% due 07/15/2009 to 05/15/2013		$4,150,000	$4,296,276
3.875% due 02/15/2013		465,000	496,170
4.25% due 09/30/2012		905,000	978,036
4.625% due 12/31/2011		490,000	535,019
4.875% due 04/30/2011		2,985,000	3,252,250

			9,557,751

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,255,389)			$14,459,412

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.45%

Federal Agricultural Mortgage Corp. - 0.28%
5.50% due 07/15/2011		500,000	542,251
5.125% due 03/30/2011		605,000	639,861

			1,182,112
Federal Home Loan Bank - 0.36%
5.125% due 08/14/2013		450,000	487,660
5.625% due 06/13/2016		980,000	1,074,531

			1,562,191
Federal Home Loan Mortgage Corp. - 1.89%
5.00% due 02/01/2038		3,125,000	3,097,064
5.25% due 07/18/2011		250,000	268,810
5.478% due 02/01/2038 (b)		500,000	503,903
5.50% due 01/01/2034		1,776,598	1,798,442
5.726% due 11/01/2037 (b)		98,082	99,762
5.75% due 06/27/2016		630,000	693,607
6.00% due 04/01/2016 to 08/01/2037		1,315,368	1,351,005
6.35% due 02/01/2037		285,689	293,953

			8,106,546
Federal National Mortgage
Association - 3.86%
5.00% due 10/15/2011 to 03/01/2037		4,453,752	4,478,478
5.2212% due 02/17/2009 (b)		1,000,000	1,009,380
5.25% due 08/01/2012		3,175,000	3,329,461
5.50% due 01/01/2035 to 09/01/2037		4,317,579	4,382,255
6.00% due 06/01/2021 to 03/01/2037		924,633	944,822
6.50% IO due 07/01/2037		1,272,909	1,307,599
7.00% due 03/01/2037 to 10/01/2047		939,142	966,228
7.50% due 09/01/2029 to 10/01/2031		132,747	143,431

			16,561,654

Tennessee Valley Authority - 0.06%
4.875% due 01/15/2048		255,000	249,802

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $26,938,878)			$27,662,305

FOREIGN GOVERNMENT OBLIGATIONS - 4.25%

Argentina - 0.07%
Republic of Argentina
1.3182% due 12/15/2035 (b)		2,383,000	285,960

Australia - 0.06%
Commonwealth of Australia
6.00% due 10/14/2015	AUD	315,000	276,785

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Brazil - 0.10%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	165	$146,853
11.00% due 08/17/2040		$195,000	261,105

			407,958

Canada - 0.16%
Government of Canada
4.50% due 06/01/2015	CAD	265,000	279,651
5.20% due 02/21/2017		$380,000	415,579

			695,230

Colombia - 0.10%
Republic of Colombia
7.375% due 09/18/2037		100,000	107,250
10.00% due 01/23/2012		140,000	166,040
12.00% due 10/22/2015	COP	273,000,000	155,832

			429,122
France - 0.24%
Government of France
4.75% due 04/25/2035	EUR	650,000	1,040,605

Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		$150,000	157,650

Germany - 1.18%
Federal Republic of Germany
3.25% due 07/04/2015	EUR	1,000,000	1,522,593
4.00% due 01/04/2018		780,000	1,241,251
4.25% due 07/04/2014		235,000	381,813
4.50% due 07/04/2009		1,190,000	1,894,398

			5,040,055
Japan - 0.85%
Government of Japan
1.50% due 09/20/2014	JPY	350,000,000	3,658,195

Mexico - 0.13%
Government of Mexico
6.625% due 03/03/2015		$380,000	424,650
10.00% due 12/05/2024	MXN	13,000	150,304

			574,954

Netherlands - 0.35%
Government of Netherlands
3.25% due 07/15/2015	EUR	995,000	1,509,089

Poland - 0.02%
Republic of Poland
5.75% due 09/23/2022	PLN	230,000	100,873

Russia - 0.12%
Government of Russia
7.50% due 03/31/2030		$445,500	512,993

South Korea - 0.05%
Republic of Korea
4.25% due 09/10/2014	KRW	210,000,000	200,830

Sweden - 0.30%
Kingdom of Sweden
5.125% due 03/01/2017		$380,000	406,182

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Sweden (continued)
Kingdom of Sweden (continued)
6.75% due 05/05/2014	SEK	4,585,000	$890,401

			1,296,583

Turkey - 0.08%
Republic of Turkey
6.75% due 04/03/2018		$200,000	198,500
10.00% due 02/15/2012	TRY	175,000	141,319

			339,819

United Kingdom - 0.40%
United Kingdom Gilt
4.00% due 09/07/2016	GBP	870,000	1,702,888

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,153,699)			$18,229,589

CORPORATE BONDS - 8.13%

Aerospace - 0.29%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)		$828,805	854,215
7.156% due 12/15/2011 (g)		357,219	384,752

			1,238,967

Air Travel - 0.07%
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		295,000	295,000

Banking - 1.53%
BAC Capital Trust XIII
3.268% due 03/15/2043 (b)		700,000	476,538
Banco Bilbao Vizcaya Argentaria SA
5.75% due 07/20/2017 (g)		200,000	222,829
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (g)		390,000	358,194
Barclays Bank PLC
7.434% due 09/29/2049 (b)(g)		200,000	180,817
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)		250,000	208,856
CoBank ACB
3.40% due 06/15/2022 (b)(g)		360,000	274,239
Depfa ACS Bank
5.125% due 03/16/2037		250,000	244,168
Depfa ACS Bank, EMTN
4.75% due 10/12/2010		200,000	209,640
Fifth Third Capital Trust IV
6.50% due 04/01/2037 (b)		250,000	178,875
HBOS Treasury Services PLC
5.25% due 02/21/2017 (g)		245,000	260,046
HSBK Europe BV
7.25% due 05/03/2017		300,000	262,410
7.75% due 05/13/2013 (g)		190,000	181,165
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		145,000	141,392
4.90% due 09/23/2010		220,000	219,360
Kazkommerts International BV
8.00% due 11/03/2015		150,000	117,750
Korea Development Bank
5.30% due 01/17/2013		100,000	102,461

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Landwirtschaftliche Rentenbank
5.25% due 07/15/2011	$1,125,000	$1,218,160
PNC Preferred Funding Trust I
6.113% due 03/15/2049 (b)(g)	500,000	325,279
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)	440,000	365,644
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)(g)	150,000	127,335
US AgBank FCB
6.11% due 12/31/2049 (b)(g)	400,000	281,468
Washington Mutual Bank
6.75% due 05/20/2036	250,000	174,410
Zions Bancorporation
5.50% due 11/16/2015	500,000	447,471

		6,578,507

Biotechnology - 0.01%
Biogen Idec, Inc.
6.00% due 03/01/2013	60,000	60,708

Broadcasting - 0.06%
News America, Inc.
6.40% due 12/15/2035	150,000	145,578
6.65% due 11/15/2037 (g)	130,000	131,103

		276,681

Business Services - 0.03%
The McGraw-Hill Companies, Inc.
5.375% due 11/15/2012	125,000	127,582

Cable & Television - 0.30%
Charter Communications Operating LLC
8.375% due 04/30/2014 (g)	300,000	270,000
Comcast Corp.
5.875% due 02/15/2018	100,000	97,404
6.95% due 08/15/2037	125,000	125,251
Cox Communications, Inc.
7.75% due 11/01/2010	125,000	134,292
Time Warner Cable, Inc.
5.85% due 05/01/2017	30,000	28,716
Time Warner, Inc.
7.625% due 04/15/2031	255,000	266,707
Univision Communications, Inc.
9.75% due 03/15/2015 (g)	600,000	363,000

		1,285,370

Cellular Communications - 0.14%
US Unwired, Inc., Series B
10.00% due 06/15/2012	530,000	491,575
Vodafone Group PLC
6.15% due 02/27/2037	125,000	116,512

		608,087

Computers & Business Equipment - 0.05%
Cisco Systems, Inc.
5.25% due 02/22/2011	125,000	130,485
Hewlett-Packard Company
5.50% due 03/01/2018	100,000	102,452

		232,937

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas - 0.08%
Apache Corp.
6.00% due 01/15/2037	$125,000	$126,188
XTO Energy, Inc.
6.10% due 04/01/2036	230,000	227,563

		353,751

Domestic Oil - 0.04%
Marathon Oil Corp.
6.60% due 10/01/2037	170,000	168,906

Electrical Utilities - 0.12%
Appalachian Power Company
5.55% due 04/01/2011	125,000	127,523
Pacific Gas & Electric Company
4.20% due 03/01/2011	150,000	150,616
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	170,000	176,227
Virginia Electric and Power Company
5.95% due 09/15/2017	50,000	52,656

		507,022

Electronics - 0.03%
Koninklijke Philips Electronics NV
7.20% due 06/01/2026	125,000	135,590

Energy - 0.08%
Energy East Corp.
6.75% due 07/15/2036	125,000	121,410
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014	90,000	90,048
6.875% due 03/01/2033	125,000	124,179

		335,637

Financial Services - 2.46%
Ambac Financial Group, Inc.
5.95% due 12/05/2035	120,000	71,319
American Express Company
8.15% due 03/19/2038	75,000	83,115
BA Covered Bond Issuer
5.50% due 06/14/2012	240,000	258,281
Capital One Financial Corp.
6.25% due 11/15/2013	470,000	443,265
Capmark Financial Group, Inc.
5.875% due 05/10/2012 (g)	1,025,000	649,415
Caterpillar Financial Services Corp., MTN
4.85% due 12/07/2012	50,000	51,137
CIT Group, Inc.
7.625% due 11/30/2012	50,000	41,557
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	330,000	325,173
Citigroup, Inc.
6.125% due 11/21/2017	50,000	49,926
Countrywide Financial Corp.
5.80% due 06/07/2012	475,000	430,344
Countrywide Home Loans, Inc.
5.625% due 07/15/2009	35,000	32,111
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009	25,000	22,524
Countrywide Home Loans, Inc., Series H, MTN
6.25% due 04/15/2009	45,000	41,674

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Downey Financial Corp.
6.50% due 07/01/2014	$370,000	$321,401
Ford Motor Credit Company LLC
8.625% due 11/01/2010	150,000	130,694
General Motors Acceptance Corp.
7.00% due 02/01/2012	450,000	342,216
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	230,000	229,659
6.75% due 10/01/2037	295,000	274,448
International Lease Finance Corp.
5.00% due 04/15/2010	250,000	250,162
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	250,000	218,715
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	355,000	326,983
Lehman Brothers Holdings Inc., MTN
6.00% due 07/19/2012	350,000	342,727
Lehman Brothers Holdings, Inc.
4.6069% due 01/12/2012 (b)	220,000	187,860
6.50% due 07/19/2017	125,000	118,706
Lehman Brothers Holdings, Inc., MTN
6.75% due 12/28/2017	75,000	72,099
Merrill Lynch & Company, Inc.
6.11% due 01/29/2037	185,000	146,225
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)	250,000	203,725
Nationwide Building Society
5.50% due 07/18/2012 (g)	165,000	178,997
5.50% due 07/18/2012	210,000	222,170
Nationwide Financial Services
6.75% due 05/15/2037	290,000	241,344
Northern Rock PLC
5.625% due 06/22/2017 (g)	200,000	210,215
Private Export Funding Corp.
5.00% due 12/15/2016	630,000	674,814
QBE Capital Funding II LP
6.797% due 06/01/2049 (g)	200,000	181,188
Reliastar Financial Corp.
6.50% due 11/15/2008	280,000	285,160
SLM Corp., Series 144A
2.935% due 05/12/2008 (b)	270,000	269,513
SLM Corp., Series A
5.00% due 04/15/2015	125,000	89,065
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	240,000	188,160
Temasek Financial I, Ltd.
4.50% due 09/21/2015	930,000	921,238
The Charles Schwab Corp., MTN
6.375% due 09/01/2017	125,000	124,901
Toll Brothers Finance Corp.
4.95% due 03/15/2014	40,000	36,616
5.15% due 05/15/2015	15,000	13,567
5.95% due 09/15/2013	25,000	23,982
Twin Reefs Pass Through Trust
4.0581% due 12/10/2049 (b)(g)	700,000	70,000
Unicredit Luxembourg Finance SA
5.584% due 01/13/2017 (b)(g)	200,000	202,122

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Washington Mutual Bank
5.125% due 01/15/2015	$250,000	$186,875
Washington Mutual Preferred Funding
9.75% due 10/29/2049 (b)(g)	900,000	688,500
WEA Finance LLC/WCI Finance LLC
5.70% due 10/01/2016	75,000	67,810

		10,541,698
Food & Beverages - 0.10%
Kraft Foods, Inc.
6.875% due 02/01/2038	75,000	73,807
Tyson Foods, Inc.
6.85% due 04/01/2016	370,000	370,448

		444,255

Gas & Pipeline Utilities - 0.26%
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	110,000	108,088
6.00% due 02/01/2017	335,000	333,382
6.50% due 02/01/2037	130,000	120,617
TransCanada Pipelines, Ltd.
6.20% due 10/15/2037	150,000	144,633
TransCanada Pipelines, Ltd., ADR
6.35% due 05/15/2067 (b)	170,000	150,260
Williams Companies, Inc.
7.875% due 09/01/2021	148,000	160,395
8.75% due 03/15/2032	84,000	97,020

		1,114,395

Healthcare Services - 0.05%
WellPoint, Inc.
6.375% due 06/15/2037	240,000	215,153

Holdings Companies/Conglomerates - 0.03%
General Electric Company
5.00% due 02/01/2013	125,000	129,478

Homebuilders - 0.03%
Centex Corp.
5.25% due 06/15/2015	115,000	89,125
6.50% due 05/01/2016	35,000	29,225

		118,350
Hotels & Restaurants - 0.08%
Seminole Tribe of Florida
5.798% due 10/01/2013 (g)	180,000	187,537
Wyndham Worldwide Corp.
6.00% due 12/01/2016	170,000	155,262

		342,799
Insurance - 0.58%
ACE INA Holdings, Inc.
6.70% due 05/15/2036	70,000	67,844
Allstate Corp.
6.125% due 05/15/2037 (b)	210,000	193,366
Ambac Financial Group, Inc.
6.15% due 02/15/2037 (b)	40,000	15,222
Assured Guaranty U.S. Holdings, Inc., Series A
6.40% due 12/15/2066 (b)	75,000	56,216
AXA SA
6.379% due 12/14/2049 (b)(g)	700,000	564,250

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)	$250,000	$208,668
CNA Financial Corp.
7.25% due 11/15/2023	100,000	101,960
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	150,000	137,080
7.50% due 08/15/2036 (g)	150,000	142,096
7.80% due 03/15/2037 (g)	330,000	278,213
Monumental Global Funding III
4.4575% due 01/15/2014 (b)(g)	360,000	329,378
Nationwide Mutual Insurance Company
7.875% due 04/01/2033 (g)	60,000	60,623
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	420,000	314,808

		2,469,724

International Oil - 0.27%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	165,000	166,858
Gaz Capital for Gazprom
6.51% due 03/07/2022	100,000	89,500
Husky Energy, Inc.
6.80% due 09/15/2037	300,000	304,869
Pemex Project Funding Master Trust
3.6756% due 12/03/2012 (b)	590,000	574,365

		1,135,592

Manufacturing - 0.07%
Atlas Copco AB, ADR
5.60% due 05/22/2017 (g)	125,000	124,725
Tyco International Group SA
6.875% due 01/15/2029	105,000	102,660
7.00% due 06/15/2028	55,000	52,815

		280,200

Medical-Hospitals - 0.06%
Tenet Healthcare Corp.
9.875% due 07/01/2014	250,000	241,875

Metal & Metal Products - 0.02%
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014	70,000	72,100

Mining - 0.02%
Vale Overseas, Ltd.
6.875% due 11/21/2036	100,000	97,571

Petroleum Services - 0.08%
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	347,228	348,377

Pharmaceuticals - 0.12%
Abbott Laboratories
5.60% due 11/30/2017	15,000	15,693
5.875% due 05/15/2016	50,000	53,298
AstraZeneca PLC
5.40% due 09/15/2012	100,000	105,494
Cardinal Health, Inc.
5.80% due 10/15/2016	250,000	251,162
Hospira, Inc.
5.55% due 03/30/2012	75,000	77,523

		503,170

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Pipelines - 0.01%
Enbridge Energy Partners LP
6.50% due 04/15/2018 (g)	$50,000	$49,733

Publishing - 0.09%
Nielsen Finance LLC
10.00% due 08/01/2014	400,000	398,000

Railroads & Equipment - 0.01%
Union Pacific Corp.
5.70% due 08/15/2018	25,000	25,166

Real Estate - 0.34%
Brandywine Operating Partnership, REIT
5.40% due 11/01/2014	315,000	261,394
5.70% due 05/01/2017	250,000	202,830
6.00% due 04/01/2016	60,000	50,712
Developers Diversified Realty Corp., REIT
5.00% due 05/03/2010	125,000	122,764
5.50% due 05/01/2015	45,000	40,471
Hospitality Properties Trust, REIT
6.70% due 01/15/2018	400,000	342,637
Kimco Realty Corp., REIT
4.82% due 06/01/2014	125,000	121,435
ProLogis, REIT
5.25% due 11/15/2010	200,000	201,907
5.625% due 11/15/2015	130,000	118,660

		1,462,810

Retail - 0.11%
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	100,000	95,280
6.375% due 03/15/2037	135,000	106,898
Michaels Stores, Inc.
10.00% due 11/01/2014	300,000	262,500

		464,678

Retail Trade - 0.12%
Delhaize Group
6.50% due 06/15/2017	50,000	51,635
Home Depot, Inc.
2.925% due 12/16/2009 (b)	370,000	352,840
Target Corp.
5.125% due 01/15/2013	100,000	102,584

		507,059

Semiconductors - 0.07%
National Semiconductor Corp.
6.15% due 06/15/2012	25,000	25,534
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	300,000	274,500

		300,034

Steel - 0.05%
United States Steel Corp.
6.05% due 06/01/2017	250,000	231,243

Telecommunications Equipment &
Services - 0.04%
SBC Communications, Inc.
5.625% due 06/15/2016	125,000	125,355
Verizon Communications, Inc.
5.50% due 04/01/2017	50,000	49,269

		174,624

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone - 0.19%
British Telecommunications PLC
5.95% due 01/15/2018	$100,000	$96,895
Sprint Capital Corp.
8.75% due 03/15/2032	190,000	160,550
Telecom Italia Capital SA
5.25% due 10/01/2015	50,000	45,425
7.20% due 07/18/2036	130,000	122,774
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	360,000	367,696

		793,340

Transportation - 0.04%
BNSF Funding Trust I
6.613% due 12/15/2055 (b)	35,000	31,793
Burlington Northern Santa Fe Corp.
6.15% due 05/01/2037	110,000	105,545
Union Pacific Corp.
5.75% due 11/15/2017	25,000	25,311

		162,649

TOTAL CORPORATE BONDS (Cost $38,339,482)		$34,828,818

CONVERTIBLE BONDS - 0.20%

Automobiles - 0.20%
Ford Motor Company
4.25% due 12/15/2036	973,000	834,348

TOTAL CONVERTIBLE BONDS (Cost $979,049)		$834,348

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.49%
American Home Mortgage Assets, Series 2007-3,
Class 22A1
6.25% due 06/25/2037	143,690	107,506
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	125,000	121,851
American Tower Trust, Series 2007-1A, Class B
5.537% due 04/15/2037 (g)	125,000	119,585
American Tower Trust, Series 2007-1A, Class D
5.957% due 04/15/2037 (g)	125,000	114,976
Banc of America Funding Corp.,
Series 2005-H, Class 9A1
5.9381% due 11/20/2035 (b)	339,934	209,977
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	116,206	115,844
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-10, Class A3
4.65% due 10/25/2035 (b)	875,000	790,921
Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1
5.8037% due 11/25/2035 (b)	346,191	231,445
Bear Stearns Asset Backed Securities, Inc., Series
2005-AC3, Class 2A1
5.25% due 06/25/2020	205,744	174,975
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	250,000	263,016
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	75,000	74,564

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	$750,000	$692,082
Countrywide Alternative Loan Trust,
Series 2005-46CB, Class A8
5.50% due 10/25/2035	296,580	276,943
Countrywide Alternative Loan Trust,
Series 2005-54CB, Class 1A7
5.50% due 11/25/2035	333,323	323,172
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1
5.236% due 12/25/2035 (b)	230,446	204,476
Countrywide Alternative Loan Trust,
Series 2005-64CB, Class 1A7
5.50% due 12/25/2035	277,093	267,788
Countrywide Alternative Loan Trust,
Series 2007-2CB, Class 1A9
5.75% due 03/25/2037	504,344	426,981
Countrywide Alternative Loan Trust,
Series 2007-HY4, Class 3A1
5.877% due 06/25/2047 (b)	319,255	223,479
Countrywide Alternative Loan Trust,
Series 2007-HY4, Class 4A1
5.956% due 06/25/2047 (b)	403,104	282,173
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-HYB5, Class 3A1B
5.9228% due 09/20/2036 (b)	92,799	71,625
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	251,781	245,372
Crown Castle Towers LLC,
Series 2005-1A, Class AFL
3.1975% due 06/15/2035 (b)(g)	230,000	222,441
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035 (g)	625,000	649,183
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	825,000	800,984
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	290,000	275,993
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036 (g)	660,000	621,136
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	1,974	1,969
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	493,850	496,722
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	750,000	762,587
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	500,000	517,219
CS First Boston Mortgage Securities Corp.,
Series 2003-23, Class 8A1
5.00% due 09/25/2018	165,893	164,295
CS First Boston Mortgage Securities Corp.,
Series 2004-C1, Class E
5.015% due 01/15/2037 (b)(g)	425,000	315,531

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A3
4.499% due 11/15/2037	$120,000	$115,842
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	278,539	272,794
CS First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1
5.00% due 08/25/2020	64,771	60,995
CSAB Mortgage Backed Trust,
Series 2006-2, Class A6A
5.72% due 09/25/2036	825,000	753,876
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3233, Class PA
6.00% due 10/15/2036	330,787	344,120
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3312, Class PA
5.50% due 05/15/2037	120,131	123,385
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	115,612	122,288
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	203,089	220,932
First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 1A14
5.50% due 11/25/2035	500,560	484,613
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	42,852	42,809
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	231,146	232,152
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	23,841	24,029
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	500,000	507,429
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	362,063
Global Signal Trust, Series 2006-1, Class A2
5.45% due 02/15/2036 (g)	375,000	377,370
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036 (g)	300,000	284,373
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A1
6.25% due 04/15/2034	123,782	124,158
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	148,367	144,115
GSR Mortgage Loan Trust,
Series 2004-15F, Class 5A1
5.50% due 01/25/2020	428,162	425,715
Harborview Mortgage Loan Trust,
Series 2005-15, Class 2A12
3.3356% due 10/20/2045 (b)	219,720	174,189
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
3.619% due 10/03/2015 (b)(g)	170,000	170,236

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Indymac IMSC Mortgage Loan
Trust, Series 2007-F3, Class 2A1
6.50% due 09/25/2037	$439,809	$402,700
Indymac Index Mortgage Loan
Trust, Series 2006-AR5, Class 2A1
5.8378% due 05/25/2036 (b)	110,633	80,111
JP Morgan Alternative Loan Trust,
Series 2006-S3, Class A6
6.12% due 08/25/2036	875,000	770,188
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,172,701
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	415,000	409,814
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.875% due 04/15/2045 (b)	125,000	127,036
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	500,000	514,403
Lehman Mortgage Trust, Series 2007-7, Class 6A4
7.00% due 08/25/2037	115,215	101,533
Lehman Mortgage Trust, Series 2007-8, Class 3A1
7.25% due 08/25/2037	577,369	521,255
MASTR Alternative Loans Trust,
Series 2004-5, Class 5A1
4.75% due 06/25/2019	620,121	584,853
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	498,978	423,507
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A2
7.00% due 10/25/2037	498,978	398,559
Residential Accredit Loans, Inc.,
Series 2007-QS9, Class A33
6.50% due 07/25/2037	118,353	91,774
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.00% due 08/25/2019	1,340,258	1,246,440
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	290,000	296,822
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	728,645	744,486
Salomon Brothers Mortgage Securities VII,
Series 2001-C2, Class H
7.4455% due 11/13/2011 (b)	350,000	336,810
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035 (g)	280,000	282,585
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035 (g)	250,000	252,308
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-2, Class 5A1
6.00% due 03/25/2036 (b)	727,860	547,994
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-4, Class 5A1
5.9181% due 05/25/2036 (b)	1,139,100	837,067

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5027% due 07/15/2027 (b)(g)	$137,666	$137,399
Washington Mutual Mortgage Pass-Through
Certificates, Series 2007-HY5, Class 3A1
5.8242% due 06/25/2037 (b)	1,563,575	1,582,315
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	403,922	371,396
Washington Mutual, Inc., Series 2003-S2, Class A1
5.00% due 05/25/2018	574,527	568,302
Washington Mutual, Inc., Series 2003-S6, Class 2A3
4.75% due 07/25/2018	372,376	373,191
Washington Mutual, Inc., Series 2003-S7, Class A1
4.50% due 08/25/2018	163,611	158,601
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-16, Class 2A1
4.50% due 12/25/2018	206,800	204,473
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-3, Class 2A1
5.25% due 04/25/2033	185,451	180,164
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.11% due 06/25/2035 (b)	675,000	640,584
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-1, Class A3
5.00% due 03/25/2021	639,466	621,681
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A1
5.6542% due 10/25/2036 (b)	1,713,268	1,594,987

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,730,577)		$32,110,333

ASSET BACKED SECURITIES - 3.05%
Advanta Business Card Master Trust,
Series 2005-A1, Class A1
2.6056% due 04/20/2011 (b)	375,000	374,457
Advanta Business Card Master Trust,
Series 2005-A3, Class A3
4.70% due 10/20/2011	375,000	378,448
AmeriCredit Automobile Receivables
Trust, Series 2007-CM, Class A4A
5.55% due 04/07/2014	125,000	115,811
AmeriCredit Automobile Receivables
Trust, Series 2007-DF, Class A4A
5.56% due 07/06/2014	125,000	120,248
ARG Funding Corp., Series 2005-2A, Class A1
4.54% due 05/20/2009 (g)	190,000	190,242
Bear Stearns Asset Backed Securities, Inc.,
Series 2005-CL1, Class A1
3.0987% due 08/25/2035 (b)	164,430	148,016
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.23% due 12/15/2011	125,000	127,537
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (b)(g)	250,000	242,330
Countrywide Asset-Backed
Certificates, Series 2006-S2, Class A5
5.753% due 07/15/2027	825,000	511,500

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed
Certificates, Series 2006-S6, Class A6
5.657% due 03/25/2034 (b)	$350,000	$287,656
CPS Auto Trust, Series 2005-C, Class A2
4.79% due 03/15/2012 (g)	505,910	502,004
CPS Auto Trust, Series 2006-A, Class 1A4
5.33% due 11/15/2012 (g)	700,000	696,593
CPS Auto Trust, Series 2006-C, Class A4
5.14% due 06/17/2013 (g)	824,998	753,003
CPS Auto Trust, Series 2007-A, Class A4
5.05% due 11/15/2013 (g)	649,999	593,114
CPS Auto Trust, Series 2007-TFC, Class A2
5.25% due 12/15/2013 (g)	349,937	328,394
Drive Auto Receivables Trust,
Series 2006-2, Class A3
5.33% due 04/15/2014 (g)	450,000	426,586
First Investors Auto Owner Trust,
Series 2005-A, Class A2
4.23% due 07/16/2012 (g)	162,670	163,090
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE2, Class A3
6.193% due 07/25/2037 (b)	500,000	287,581
GSAA Trust, Series 2006-7, Class AF5A
6.2052% due 01/25/2035	125,000	111,889
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A6
5.08% due 11/25/2011 (g)	330,000	303,736
Home Equity Mortgage
Trust, Series 2006-3, Class A1
5.0461% due 09/25/2036 (b)	46,401	32,920
Irwin Home Equity Corp., Series 2006-P1, Class 2A4
5.80% due 06/25/2037 (g)	525,000	477,586
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 07/25/2034 (b)	510,000	454,133
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B
2.7587% due 08/25/2036 (b)	75,000	61,289
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14% due 09/25/2012	420,000	425,803
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A2
5.03% due 03/25/2014	1,000,000	1,032,990
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	516,534
Rental Car Finance Corp., Series 2005-1A, Class A2
4.59% due 06/25/2011 (g)	500,000	429,947
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	104,033	89,403
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	473,376	463,508
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA2, Class A1F
8.47% due 01/25/2022 (b)	85,079	83,062

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA3, Class AI3
6.03% due 05/25/2037 (b)	$350,000	$267,225
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023 (g)	351,814	259,252
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A4
4.22% due 06/12/2012	300,000	291,667
UPFC Auto Receivables Trust,
Series 2005-A, Class A3
4.34% due 12/15/2010	138,787	138,880
UPFC Auto Receivables Trust,
Series 2005-B, Class A3
4.98% due 08/15/2011	255,040	250,114
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	33,599	33,446
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
2.8675% due 06/15/2015 (b)(g)	170,000	157,436
Washington Mutual Master Note
Trust, Series 2007-A4A, Class A4
5.20% due 10/15/2014 (g)	125,000	121,406
West Penn Funding LLC Transition Bonds,
Series 2005-A, Class A1
4.46% due 12/27/2010 (g)	795,365	806,053

TOTAL ASSET BACKED SECURITIES
(Cost $14,209,615)		$13,054,889

SUPRANATIONAL OBLIGATIONS - 0.17%

Supranational - 0.17%
African Development Bank
6.875% due 10/15/2015	615,000	714,257

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $680,307)		$714,257

SHORT TERM INVESTMENTS - 1.51%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$6,266,324	$6,266,324
U.S. Treasury Notes
5.625% due 05/15/2008	200,000	201,016

TOTAL SHORT TERM INVESTMENTS
(Cost $6,468,449)		$6,467,340

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.41%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$6,050,269 on 04/01/2008,
collateralized by $6,125,000
Federal National Mortgage
Association, 5.225% due
01/27/2023 (valued at $6,173,633,
including interest)	$6,050,000	$6,050,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,050,000)		$6,050,000

Total Investments (Income & Value Trust)
(Cost $450,595,590) - 100.66%		$431,389,111
Liabilities in Excess of Other Assets - (0.66)%		(2,808,861)

TOTAL NET ASSETS - 100.00%		$428,580,250

Index Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index (MFC Global U.S.A.) (c)(h)	10,566,911	$119,194,758
International Equity Index A (SSgA) (h)	2,566,845	52,312,304
Mid Cap Index (MFC Global U.S.A.) (c)(h)	2,123,517	33,657,738
Small Cap Index (MFC Global U.S.A.) (c)(h)	2,644,865	33,827,827
Total Bond Market A (Declaration) (c)(h)	7,887,248	103,953,926

TOTAL INVESTMENT COMPANIES (Cost $364,393,260)		$342,946,553

Total Investments (Index Allocation Trust)
(Cost $364,393,260) - 100.00%		$342,946,553
Other Assets in Excess of Liabilities - 0.00%		2,863

TOTAL NET ASSETS - 100.00%		$342,949,416

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.94%

Australia - 4.49%
Australia and New Zealand
Banking Group, Ltd. (a)	222,597	$4,619,015
Australian Stock Exchange, Ltd.	23,400	805,740
BHP Billiton, Ltd.	308,001	10,121,218
Bluescope Steel, Ltd.	249,401	2,261,871
CSL, Ltd. (a)	94,905	3,217,125
Fortescue Metals Group, Ltd. * (a)	225,219	1,344,850
Foster's Group, Ltd. (a)	231,357	1,084,423
Incitec Pivot, Ltd.	10,716	1,385,506
Leighton Holdings, Ltd.	53,782	2,116,319
Macquarie Group, Ltd. (a)	25,535	1,232,630
Mirvac Group, Ltd.	536,671	1,981,401
Newcrest Mining, Ltd.	73,914	2,243,179
Qantas Airways, Ltd.	292,304	1,052,931

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Stockland Company, Ltd. (a)	766,543	$4,922,496
Suncorp-Metway, Ltd.	420,341	4,981,252
TABCORP Holdings, Ltd. (a)	202,030	2,620,916
Telstra Corp., Ltd. (a)	1,251,538	5,045,506
Westpac Banking Corp., Ltd.	268,187	5,853,256
Woodside Petroleum, Ltd. (a)	170,544	8,475,153
Woolworths, Ltd. (a)	146,852	3,905,946
Zinifex, Ltd.	134,839	1,230,974

		70,501,707
Austria - 0.16%
OMV AG	38,751	2,561,217

Belgium - 1.13%
Belgacom SA	24,791	1,096,088
Colruyt SA	4,408	1,135,774
Dexia (a)	274,132	7,821,091
Fortis Group SA	304,552	7,652,519

		17,705,472
Canada - 2.86%
Barrick Gold Corp.	31,600	1,381,663
BCE, Inc.	41,924	1,419,318
Canadian Imperial Bank of Commerce	19,730	1,270,547
Canadian Natural Resources, Ltd.	36,763	2,516,767
Canadian Pacific Railway, Ltd.	20,500	1,318,135
EnCana Corp.	58,503	4,457,046
Magna International, Inc.	23,600	1,716,113
National Bank of Canada (a)	86,835	4,047,140
Potash Corp. of Saskatchewan, Inc.	82,700	12,850,748
Research In Motion, Ltd. *	103,200	11,611,445
Sun Life Financial, Inc.	51,400	2,403,123

		44,992,045
Denmark - 0.49%
A P Moller Maersk AS, Series A	96	1,068,010
H. Lundbeck AS (a)	26,845	673,349
Novo Nordisk AS	52,700	3,626,561
Vestas Wind Systems AS *	21,600	2,377,649

		7,745,569
Finland - 4.12%
Fortum Corp. Oyj * (a)	91,650	3,739,028
Kone Corp. Oyj	30,184	1,240,062
Neste Oil Oyj	77,369	2,705,693
Nokia AB Oyj	1,402,735	44,284,888
Outokumpu Oyj (a)	71,714	3,264,914
Rautaruukki Oyj *	75,601	3,654,571
Sampo Oyj, A Shares	212,522	5,761,202

		64,650,358
France - 10.51%
Air Liquide	14,709	2,243,188
Alstom	35,979	7,793,939
BNP Paribas SA	137,298	13,844,055
Bouygues SA	27,022	1,718,874
Casino Guich-Perrachon SA	37,436	4,487,432
Compagnie de Saint-Gobain SA	31,098	2,541,566
Compagnie Generale des Etablissements
Michelin, Class B	14,791	1,548,993

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Electricite de France	19,487	$1,695,107
Essilor International SA	38,580	2,521,373
France Telecom SA	252,040	8,467,377
Hermes International SA	20,366	2,546,694
L'Oreal SA	28,165	3,575,947
PSA Peugeot Citroen SA	104,370	8,100,047
Renault Regie Nationale SA	46,166	5,110,124
Sanofi-Aventis SA	595,101	44,634,232
Societe Generale NV - New Shares *	9,868	949,546
Societe Generale	39,475	3,862,585
Total SA	667,202	49,428,912

		165,069,991
Germany - 8.17%
Adidas-Salomon AG	60,499	3,991,936
Allianz AG	24,579	4,860,131
BASF AG	96,154	12,933,518
Bayer AG	71,146	5,698,528
Bayerische Motoren Werke (BMW) AG	90,588	4,994,231
DaimlerChrysler AG (a)	125,046	10,688,495
Deutsche Boerse AG	48,973	7,892,810
Deutsche Post AG	31,469	961,083
E.ON AG	79,692	14,745,089
K&S AG	13,379	4,352,178
Linde AG	13,712	1,931,621
MAN AG	34,301	4,555,352
Q-Cells AG *	32,279	3,216,215
RWE AG	34,850	4,283,746
Salzgitter AG	38,544	6,714,330
SAP AG	181,303	9,007,912
Siemens AG	57,684	6,255,875
Suedzucker AG (a)	63,991	1,418,621
Thyssen Krupp AG	93,923	5,392,118
Volkswagen AG	42,547	12,326,097
Wacker Chemie AG	10,232	2,096,435

		128,316,321
Greece - 0.13%
National Bank of Greece SA	37,493	1,973,897

Hong Kong - 2.02%
CLP Holdings, Ltd.	1,044,596	8,643,845
Esprit Holdings, Ltd.	212,200	2,576,280
Hang Seng Bank, Ltd.	56,800	1,034,115
Henderson Land Development Company, Ltd.	126,000	907,081
Hong Kong & China Gas Company, Ltd.	506,000	1,530,934
Hong Kong Electric Holdings, Ltd. (a)	885,146	5,617,407
Hong Kong Exchange & Clearing, Ltd.	329,500	5,724,416
Noble Group, Ltd. (a)	689,639	1,112,683
Sun Hung Kai Properties, Ltd.	220,000	3,448,540
Yue Yuen Industrial Holdings, Ltd. (a)	358,782	1,131,350

		31,726,651
Ireland - 0.52%
Bank of Ireland	98,293	1,465,072
CRH PLC	147,852	5,610,585
Kerry Group PLC	32,884	1,032,198

		8,107,855

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy - 3.08%
Enel SpA	308,241	$3,273,386
Eni SpA	1,200,787	40,873,890
Italcementi SpA, RNC	48,474	703,477
Luxottica Group SpA	44,307	1,115,340
Mediaset SpA (a)	263,165	2,438,709

		48,404,802
Japan - 20.05%
Acom Company, Ltd.	38,270	1,020,136
Aisin Seiki Company	50,400	1,900,774
Alps Electric Company, Ltd. (a)	87,454	875,609
Asahi Breweries, Ltd.	50,800	1,048,990
Astellas Pharmaceuticals, Inc.	58,626	2,302,443
Cosmo Oil Company, Ltd. (a)	382,000	1,210,505
Daiichi Sankyo Company, Ltd.	197,869	5,870,052
Daikin Industries, Ltd. (a)	105,000	4,576,460
Dena Company, Ltd.	229	1,449,692
Denso Corp.	40,800	1,330,102
Eisai Company, Ltd.	49,420	1,701,570
Fanuc, Ltd.	41,300	3,962,071
Fast Retailing Company, Ltd. (a)	41,900	3,734,316
Fuji Heavy Industries, Ltd.	307,884	1,303,204
Hitachi, Ltd.	372,000	2,221,127
Hokkaido Electric Power Company, Inc.	89,801	2,094,001
Honda Motor Company, Ltd.	675,988	19,525,700
Hoya Corp.	100,000	2,362,787
Ibiden Company, Ltd.	19,200	761,507
Inpex Holdings, Inc.	242	2,735,416
Itochu Corp.	989,953	9,900,750
Japan Real Estate Investment Corp., REIT (a)	164	1,924,594
JFE Holdings, Inc.	82,300	3,681,343
Kao Corp.	175,950	5,006,486
Kawasaki Kisen Kaisha, Ltd. (a)	586,000	5,752,042
Keyence Corp.	12,300	2,862,039
Komatsu, Ltd. (a)	192,100	5,408,743
Konami Corp. (a)	57,477	2,190,056
Konica Minolta Holdings, Inc.	169,000	2,325,059
Kyushu Electric Power Company, Inc.	86,120	2,113,124
Marubeni Corp.	709,176	5,218,192
Marui Company, Ltd. (a)	90	964
Matsushita Electric Industrial Company, Ltd.	205,000	4,456,084
Mazda Motor Corp. (a)	124,512	445,844
Mitsubishi Corp.	513,205	15,702,025
Mitsubishi Electric Corp.	246,000	2,148,256
Mitsubishi Materials Corp.	137,000	601,448
Mitsui & Company, Ltd.	430,440	8,832,891
Mitsui O.S.K. Lines, Ltd.	417,000	5,101,619
Mitsui Trust Holdings, Inc.	441,447	2,690,686
Mitsumi Electric Company, Ltd. (a)	38,900	1,239,377
Murata Manufacturing Company, Ltd.	42,500	2,132,001
NGK INSULATORS, LTD.	108,000	1,931,921
Nidec Corp.	22,500	1,388,425
Nikon Corp. (a)	144,000	3,854,091
Nintendo Company, Ltd.	31,400	16,428,617
Nippon Building Fund, Inc., REIT	96	1,223,357
Nippon Mining Holdings, Inc.	610,000	3,278,369
Nippon Oil Corp.	681,000	4,294,993

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Steel Corp. (a)	484,000	$2,474,600
Nippon Telegraph & Telephone Corp.	1,551	6,718,309
Nippon Yusen Kabushiki Kaisha (a)	496,000	4,702,949
Nissan Motor Company, Ltd. (a)	1,181,600	9,906,292
Nitto Denko Corp.	36,500	1,551,952
Nomura Research Institute, Ltd. (a)	44,400	1,168,465
NTT DoCoMo, Inc.	5,389	8,216,699
Olympus Optical Company, Ltd. (a)	46,000	1,399,685
Osaka Gas Company, Ltd.	1,588,880	6,382,266
Resona Holdings, Inc. (a)	4,025	6,752,719
Ricoh Company, Ltd.	250,000	4,136,192
Rohm Company, Ltd.	23,200	1,450,028
SANKYO Company, Ltd.	15,600	930,895
SBI Holdings, Inc. (a)	6,662	1,612,042
Secom Company, Ltd.	38,900	1,914,074
SEGA SAMMY HOLDINGS, INC.	237,400	2,529,704
Seven & I Holdings Company, Ltd. (a)	407,800	10,349,746
Sharp Corp.	96,000	1,647,734
Shin-Etsu Chemical Company, Ltd.	142,600	7,425,289
Shinko Securities Company, Ltd. *	159,000	466,794
Shiseido Company, Ltd. (a)	68,000	1,810,477
Showa Shell Sekiyu K.K. (a)	195,200	1,988,877
Sojitz Holdings Corp.	1,217,900	4,076,409
Sony Corp.	65,900	2,650,605
Sumco Corp.	122,500	2,701,545
Sumitomo Chemical Company, Ltd.	175,000	1,129,597
Sumitomo Corp.	250,004	3,332,268
Sumitomo Electric Industries, Ltd.	65,200	833,468
Taisho Pharmaceuticals Company, Ltd. (a)	37,210	740,481
Takeda Pharmaceutical Company, Ltd.	240,911	12,094,229
Takefuji Corp. (a)	105,230	2,229,766
TDK Corp.	36,900	2,196,869
Terumo Corp. (a)	64,200	3,379,189
Tokyo Gas Company, Ltd.	435,603	1,775,414
TonenGeneral Sekiyu K.K. (a)	128,867	1,107,610
Toshiba Corp. (a)	252,000	1,693,620
Yahoo Japan Corp.	6,918	3,635,753
Yamada Denki Company, Ltd.	18,810	1,639,992

		314,872,461
Luxembourg - 0.74%
ArcelorMittal	142,553	11,659,298

Netherlands - 4.35%
Aegon NV	706,006	10,360,257
DSM NV	52,436	2,528,493
Heineken Holding NV	28,901	1,454,054
Heineken NV	143,072	8,309,525
ING Groep NV	694,956	25,981,169
Reed Elsevier NV	235,594	4,504,623
Royal Dutch Shell PLC, A Shares	323,109	11,143,756
TNT Post Group NV	65,247	2,420,346
TomTom NV * (a)	40,098	1,658,128

		68,360,351
Norway - 0.48%
Den Norske Bank ASA	126,700	1,934,290

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Statoil ASA	187,632	$5,629,138

		7,563,428
Singapore - 2.18%
Cosco Corp. Singapore, Ltd.	821,400	2,230,063
K-REIT Asia * (a)	51,292	57,411
Neptune Orient Lines, Ltd. (a)	648,512	1,547,490
Oversea-Chinese Banking Corp., Ltd.	632,000	3,745,520
SembCorp Industries, Ltd. (a)	469,198	1,398,845
SembCorp Marine, Ltd.	1,161,426	3,260,739
Singapore Exchange, Ltd. (a)	438,000	2,420,733
Singapore Press Holdings, Ltd. (a)	933,000	3,131,647
Singapore Telecommunications, Ltd. (a)	4,142,210	11,856,721
United Overseas Bank, Ltd.	220,000	3,078,419
Wilmar International, Ltd. * (a)	499,000	1,531,014

		34,258,602
Spain - 1.99%
Gas Natural SDG SA	33,169	2,049,371
Iberdrola SA	234,272	3,623,235
Industria de Diseno Textil SA	52,756	2,928,149
Repsol YPF SA	247,465	8,525,430
Telefonica SA	489,189	14,055,374

		31,181,559
Sweden - 1.10%
Hennes & Mauritz AB, B shares (a)	94,000	5,786,537
Investor AB, B shares *	268,200	6,040,975
Scania AB, Series B *	28,400	595,263
SKF AB, B Shares * (a)	102,200	2,057,648
Svenska Handelsbanken AB, Series A	59,400	1,731,077
Swedbank AB, A shares	38,800	1,088,198

		17,299,698
Switzerland - 6.27%
ABB, Ltd.	403,340	10,870,883
Compagnie Financiere
Richemont AG, Series A *	54,348	3,051,243
Nestle SA	48,179	24,081,903
Novartis AG	737,987	37,869,085
Roche Holdings AG - Genusschein	36,925	6,959,246
Swatch Group AG, BR shares	8,398	2,248,733
Swiss Re	63,179	5,522,655
Syngenta AG *	10,775	3,147,857
Synthes AG (a)	12,666	1,770,828
Zurich Financial Services AG	9,194	2,898,025

		98,420,458
United Kingdom - 20.10%
3i Group PLC	377,165	6,214,038
Alliance & Leicester PLC	81,586	839,706
AMEC PLC	174,554	2,507,126
Antofagasta PLC	105,343	1,466,654
Associated British Foods PLC	58,612	1,018,079
AstraZeneca Group PLC	500,484	18,773,165
Aviva PLC	88,011	1,079,141
Barclays PLC	677,927	6,116,060
BG Group PLC	763,624	17,694,210
BHP Billiton PLC	334,333	9,847,402

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
British American Tobacco PLC	91,293	$3,428,954
Cadbury Schweppes PLC	269,945	2,975,486
Capita Group PLC	176,008	2,371,492
Diageo PLC	278,405	5,634,021
FirstGroup PLC	110,208	1,233,615
GlaxoSmithKline PLC	2,840,021	60,072,712
HBOS PLC	615,060	6,842,509
Home Retail Group	581,003	3,015,800
ICAP PLC	74,792	845,212
Imperial Tobacco Group PLC	141,369	6,509,857
Kingfisher PLC	619,364	1,628,471
Ladbrokes PLC	279,986	1,732,040
London Stock Exchange Group PLC	58,275	1,398,207
Next Group PLC	114,875	2,602,225
Old Mutual PLC	1,061,993	2,330,674
Reckitt Benckiser PLC	78,585	4,357,816
Reed Elsevier PLC * (a)	139,320	1,774,433
Rio Tinto PLC	239,946	24,936,738
Royal Bank of Scotland Group PLC	3,257,752	21,824,282
Royal Dutch Shell PLC, A Shares	403,316	13,886,940
Royal Dutch Shell PLC, B Shares	139,947	4,714,330
Scottish & Southern Energy PLC	119,319	3,328,135
Smith & Nephew PLC	204,624	2,709,695
Taylor Woodrow PLC	839,600	3,124,991
Tesco PLC	469,048	3,535,026
The Sage Group PLC	333,400	1,246,849
Tullow Oil PLC	81,365	1,065,514
Unilever PLC	161,951	5,477,887
United Utilities PLC	150,748	2,067,590
Vedanta Resources PLC	38,717	1,613,451
Vodafone Group PLC	16,562,465	49,230,657
Wolseley PLC	249,515	2,628,111

		315,699,301

TOTAL COMMON STOCKS (Cost $1,430,754,465)		$1,491,071,041

PREFERRED STOCKS - 0.57%

Germany - 0.57%
Porsche Automobil Holding SE	21,830	3,988,632
Volkswagen AG	30,297	5,036,414

		9,025,046

TOTAL PREFERRED STOCKS (Cost $4,427,842)		$9,025,046

SHORT TERM INVESTMENTS - 7.62%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$119,713,273	$119,713,273

TOTAL SHORT TERM INVESTMENTS
(Cost $119,713,273)		$119,713,273

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.90%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$29,784,324 on 04/01/2008,
collateralized by $30,225,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $30,383,379, including
interest)	$29,783,000	$29,783,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,783,000)		$29,783,000

Total Investments (International Core Trust)
(Cost $1,584,678,580) - 105.03%		$1,649,592,360
Liabilities in Excess of Other Assets - (5.03)%		(79,056,780)

TOTAL NET ASSETS - 100.00%		$1,570,535,580

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	9.05%
International Oil	8.72%
Pharmaceuticals	8.72%
Banking	6.24%
Automobiles	5.22%

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.73%

Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,575	$29,226
Siderar SA, Class A Shares, ADR	295	19,072
Telecom Argentina SA, ADR, B Shares *	2,234	47,316
Transportadora de Gas del Sur SA, ADR *	410	1,808

		97,422
Australia - 4.63%
ABC Learning Centres, Ltd.	7,362	9,477
AGL Energy, Ltd.	8,284	83,767
Alumina, Ltd.	22,708	116,232
Amcor, Ltd. (a)	19,310	126,352
AMP, Ltd.	38,742	278,855
Ansell, Ltd.	872	9,304
Aristocrat Leisure, Ltd.	6,580	57,923
Asciano Group	10,671	39,177
Australia and New Zealand
Banking Group, Ltd.	37,939	787,256
Australian Stock Exchange, Ltd.	3,546	122,101
Axa Asia Pacific Holdings, Ltd.	18,030	91,034
Babcock & Brown, Ltd. (a)	4,477	60,684
Bendigo Bank, Ltd. (a)	5,385	58,756
BHP Billiton, Ltd.	67,488	2,217,723
Billabong International, Ltd.	2,888	34,379
Bluescope Steel, Ltd.	15,283	138,601

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Boart Longyear Group	24,450	$41,027
Boral, Ltd.	11,666	67,022
Brambles, Ltd., GDR (a)	11,561	105,584
Brambles, Ltd.	29,743	271,860
Caltex Australia, Ltd. (a)	2,411	28,780
Centro Properties Group, Ltd.	16,982	4,721
Centro Retail Group	26,756	8,345
CFS Gandel Retail Trust	26,244	52,211
CFS Retail Property Trust, REIT	662	1,343
Challenger Financial Services Group, Ltd.	7,517	12,665
Coca-Cola Amatil, Ltd.	11,001	85,619
Cochlear, Ltd.	1,057	53,178
Commonwealth Bank of Australia, Ltd.	26,974	1,036,532
Commonwealth Property Office Fund, Ltd.	10,747	13,093
Computershare, Ltd.	10,486	84,046
Crown, Ltd. *	9,455	90,730
CSL, Ltd. (a)	11,208	379,933
CSR, Ltd.	16,800	49,313
Dexus Property Group, REIT (a)	57,327	88,644
Downer EDI, Ltd.	1,878	10,763
Fortescue Metals Group, Ltd. *	26,510	158,299
Foster's Group, Ltd. (a)	40,286	188,831
Futuris Corp., Ltd.	9,749	16,933
General Property Trust, Ltd.	45,027	134,776
Goodman Fielder, Ltd. (a)	33,499	55,336
Harvey Norman Holding, Ltd.	9,728	34,926
Iluka Resources, Ltd.	3,837	16,490
Incitec Pivot, Ltd.	1,089	140,800
ING Industrial Fund (a)	7,900	15,464
James Hardie Industries, Ltd.	10,195	58,376
John Fairfax Holdings, Ltd.	24,503	78,181
Leighton Holdings, Ltd.	2,844	111,911
Lend Lease Corp.	7,570	92,007
Lion Nathan, Ltd. (a)	6,140	49,202
Macquarie Airports, Ltd. (a)	15,045	44,719
Macquarie Communications
Infrastructure Group, Ltd.	3,420	13,191
Macquarie Goodman Group, Ltd. (a)	30,673	121,545
Macquarie Group, Ltd.	5,300	255,843
Macquarie Infrastructure Group, Ltd.	58,092	148,274
Macquarie Office Trust	40,263	33,561
Mirvac Group, Ltd.	21,926	80,951
National Australia Bank, Ltd.	32,118	888,240
Newcrest Mining, Ltd.	9,189	278,872
NRMA Insurance Group, Ltd.	39,339	132,416
OneSteel, Ltd.	16,361	95,794
Orica, Ltd.	6,467	172,756
Origin Energy, Ltd.	18,705	156,697
Oxiana, Ltd.	26,309	76,546
Pacific Brands, Ltd.	3,130	5,814
Paladin Resources, Ltd. *	10,985	51,147
PaperlinX, Ltd. (a)	7,626	19,244
Perpetual Trust of Australia, Ltd.	768	37,908
Publishing & Broadcasting, Ltd.	9,455	32,348
Qantas Airways, Ltd.	20,299	73,121
QBE Insurance Group, Ltd. (a)	17,532	358,709

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Rio Tinto, Ltd.	5,788	$650,199
Santos, Ltd.	11,405	151,666
Sims Group Ltd *	2,307	62,782
Sonic Healthcare, Ltd.	5,964	75,160
St. George Bank, Ltd.	5,213	123,207
Stockland Company, Ltd. (a)	29,301	188,162
Stockland, REIT * (a)	926	5,255
Suncorp-Metway, Ltd.	18,396	218,002
TABCORP Holdings, Ltd. (a)	10,927	141,750
Tattersall's, Ltd.	22,055	70,531
Telstra Corp., Ltd. - Ins Recp. (a)	28,076	72,381
Telstra Corp., Ltd.	62,484	251,902
Toll Holdings, Ltd.	10,956	100,842
Transurban Group, Ltd. *	23,614	140,518
Wesfarmers, Ltd., Price Protected Shares	3,304	121,566
Wesfarmers, Ltd. (a)	10,802	397,204
Westfield Group * (a)	1,078	16,942
Westfield Group (a)	35,345	578,892
Westpac Banking Corp., Ltd.	36,898	805,309
Woodside Petroleum, Ltd.	9,681	481,096
Woolworths, Ltd. (a)	24,273	645,609
WorleyParsons, Ltd. (a)	3,172	97,219
Zinifex, Ltd.	9,780	89,284

		16,431,736
Austria - 0.42%
Andritz AG	815	44,701
BetandWin.com Interactive Entertainment AG *	246	8,093
Erste Bank der Oesterreichischen
Sparkassen AG	3,795	246,152
Flughafen Wien AG	101	12,179
Immoeast Immobilien Anlagen AG *	8,307	79,962
Immofinanz Immobilien Anlage AG	9,149	99,168
Mayr-Melnhof Karton AG	80	8,065
Meinl European Land, Ltd. *	5,977	67,968
Oesterreichische Elektrizitaets AG, Class A *	1,536	109,252
OMV AG	3,299	218,045
Raiffeisen International Bank Holding AG	1,180	160,979
RHI AG *	251	10,105
Telekom Austria AG	6,896	142,443
Voestalpine AG	2,299	159,876
Wiener Staedtische Allgemeine
Versicherung AG	683	52,347
Wienerberger Baustoffindustrie AG	1,589	84,266

		1,503,601
Belgium - 0.97%
Agfa Gevaert NV	1,249	9,747
Barco NV	105	7,518
Bekaert SA	117	17,052
Belgacom SA	3,564	157,576
Cofinimmo SA	83	17,941
Colruyt SA	354	91,212
Compagnie Maritime Belge SA	134	9,019
Compagnie Nationale A Portefeuille, ADR	400	30,521
Delhaize Group	2,081	164,123
Dexia	11,000	313,834
Euronav NV	213	8,087

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
Fortis Group SA	43,259	$1,086,975
Fortis, Strip VVPR *	16,796	265
Groupe Bruxelles Lambert SA	1,704	207,761
Inbev NV	3,853	338,221
KBC Ancora, ADR	318	32,717
KBC Bancassurance Holding NV	3,810	494,160
Mobistar SA *	641	57,984
Omega Pharma SA	177	8,201
SA D'Ieteren Trading NV	26	9,241
Solvay SA	1,338	170,596
Suez SA	108	7,084
UCB SA	2,258	78,434
Umicore	2,620	136,181

		3,454,450
Bermuda - 0.06%
Central European Media Enterprises, Ltd. *	544	46,533
Frontline, Ltd.	508	23,352
SeaDrill, Ltd., GDR	5,190	139,808

		209,693
Brazil - 1.48%
All America Latina Logistica SA	7,900	79,689
Aracruz Celulose SA, SADR	316	21,570
B2W Companhia Global Do Varejo	1,097	36,886
Banco Bradesco SA, ADR *	4,329	120,173
Banco Bradesco SA *	207	5,757
Banco do Brasil SA	3,100	40,828
Banco Nossa Caixa SA	559	6,776
BM&F (Bolsa de Mercadorias e Futuros)	7,024	64,047
Bovespa Holding SA *	5,837	78,672
Brasil Telecom Participacoes SA, ADR	340	22,256
Brasil Telecom Participacoes SA	1,300	36,562
Braskem SA, SADR (a)	862	14,620
Centrais Eletricas Brasileiras SA, ADR,
B Shares (a)	778	11,280
Centrais Eletricas Brasileiras SA, ADR	1,295	19,731
Centrais Eletricas Brasileiras SA *	3,000	45,820
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	171	7,001
Cia de Concessoes Rodoviarias, ADR	2,700	39,838
Cia de Saneamento Basico do Estado de Sao
Paulo *	2,160	47,528
Cia Energetica de Minas Gerais, ADR	2,108	38,028
Cia Vale do Rio Doce *	23,400	806,805
Companhia Siderurgica Nacional SA, ADR	2,592	93,286
Companhia Siderurgica Nacional SA	5,100	181,829
Companhia Vale Do Rio Doce, ADR *	5,706	197,656
Companhia Vale Do Rio Doce, SADR	8,423	245,530
Cosan SA Industria e Comercio	2,380	35,265
CPFL Energia SA	2,300	46,283
Cyrela Brazil Realty SA	4,000	52,431
Cyrela Commercial Properties SA
Empreendimentos e Participacoes *	800	4,400
Diagnosticos da America SA	700	13,923
EDP- Energias do Brasil SA	900	13,438
Empresa Brasileira de Aeronautica SA	7,300	72,680
Empresa Brasileira de Aeronautica SA, ADR	397	15,685

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Gafisa SA *	1,828	$30,222
Gerdau SA, SADR (a)	1,709	52,244
Gerdau SA	963	24,784
Global Village Telecom Holding SA *	1,408	26,560
JBS SA *	5,389	21,959
Localiza Rent A CAR *	2,689	25,607
Lojas Renner SA	2,700	50,932
MMX Mineracao e Metalicos SA *	123	66,242
MRV Engenharia e Participacoes SA *	1,257	22,350
Natura Cosmeticos SA	2,000	20,402
Perdigao SA *	2,128	48,752
Petroleo Brasileiro SA, ADR	2,988	305,105
Petroleo Brasileiro SA, SADR	4,219	357,307
Petroleo Brasileiro SA	18,500	945,401
Redecard SA	6,047	100,594
Souza Cruz SA	1,500	38,887
Tele Norte Leste Participacoes SA, ADR	1,336	35,457
Tele Norte Leste Participacoes SA	1,200	41,436
Tractebel Energia SA	2,800	35,888
Ultrapar Participacoes SA	1,800	63,293
Unibanco - Uniao de Bancos Brasileiros SA *	19,000	222,408
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	473	55,171
Usinas Siderurgicas de Minas Gerais
SA, SADR	882	49,550
Usinas Siderurgicas de Minas Gerais SA	800	46,873
Votorantim Celulose & Papel SA, SADR *	467	13,314
Weg SA	2,800	31,276

		5,248,287
Canada - 6.19%
ACE Aviation Holdings, Inc. *	600	12,305
Addax Petroleum Corp., ADR	1,100	43,670
Aeroplan Income Fund, ADR	1,735	30,848
Agnico-Eagle Mines, Ltd.	2,887	195,814
Agrium, Inc.	2,639	163,927
Alimentation Couche Tard, Inc., ADR	3,000	47,026
ARC Energy Trust, ADR	2,000	51,400
Astral Media, Inc.	1,300	49,381
Bank Nova Scotia Halifax	19,552	886,693
Bank of Montreal	9,891	442,780
Barrick Gold Corp.	17,210	752,482
BCE, Inc.	5,338	180,716
Biovail Corp.	2,850	30,681
Bombardier, Inc. *	29,062	154,873
Brookfield Asset Management, Inc.	10,248	276,155
Brookfield Properties Corp.	3,890	75,037
CAE, Inc.	5,184	58,736
Cameco Corp.	6,834	225,303
Canadian Imperial Bank of Commerce	7,770	500,362
Canadian National Railway Company	9,902	480,123
Canadian Natural Resources, Ltd.	10,708	733,062
Canadian Oil Sands Trust, ADR	5,000	202,153
Canadian Pacific Railway, Ltd.	3,226	207,430
Canadian Tire Corp., Ltd.	1,746	112,692
Canadian Utilities, Ltd. (a)	1,000	40,421
Canfor Corp. *	100	783

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Celestica, Inc. *	308	$2,088
CGI Group, Inc. *	6,224	66,093
CI Financial Income Fund	967	20,528
Cott Corp. *	1,369	4,868
Eldorado Gold Corp. *	6,100	42,075
Enbridge, Inc.	7,024	289,664
EnCana Corp.	15,236	1,160,753
Enerplus Resources Fund	3,500	152,248
Ensign Energy Services, Inc.	2,700	52,635
Fairfax Financial Holdings, Ltd.	341	99,298
Finning International, Inc.	3,962	112,207
First Quantum Minerals, Ltd., ADR	1,400	113,533
Fording Canadian Coal Trust	2,900	151,830
Fortis, Inc.	3,200	91,063
George Weston, Ltd.	1,064	48,947
Gerdau Ameristeel Corp *	3,800	54,161
Gildan Activewear, Inc. *	2,200	82,989
Goldcorp, Inc.	13,828	537,385
Great-West Lifeco, Inc. (a)	5,124	154,551
Harry Winston Diamond Corp.	1,264	30,281
Harvest Energy Trust	2,400	53,778
Husky Energy, Inc. (a)	4,848	189,820
IGM Financial, Inc. (a)	2,304	101,435
Imperial Oil, Ltd.	6,327	331,621
ING Canada, Inc., ADR	200	7,110
Inmet Mining Corp.	800	58,454
Ivanhoe Mines, Ltd. *	4,600	47,952
Jazz Air Income Fund, ADR *	517	3,979
Kinross Gold Corp.	11,381	253,909
Loblaw Companies, Ltd.	2,063	61,119
Lundin Mining Corp. *	6,800	46,373
Magna International, Inc.	1,857	135,035
Manulife Financial Corp.	31,276	1,197,169
MDS, Inc. *	2,609	50,835
Methanex Corp.	2,133	56,107
Metro, Inc.	700	16,572
MI Developments, Inc., Class A	229	6,682
National Bank of Canada	3,132	145,974
Nexen, Inc.	9,136	271,112
Niko Resources, Ltd.	900	72,994
Nortel Networks Corp. *	8,076	55,075
Nova Chemicals Corp.	1,651	39,745
Onex Corp.	2,168	63,258
Open Text Corp. *	258	8,164
OPTI Canada, Inc. *	3,300	55,619
Pan American Silver Corp. *	1,500	58,001
Penn West Energy Trust	7,197	201,933
Petro-Canada	9,708	422,955
Potash Corp. of Saskatchewan, Inc.	6,289	977,247
Power Corp. of Canada	7,183	237,929
Power Financial Corp.	4,678	160,012
Precision Drilling Trust, ADR	1,300	30,269
Provident Energy Trust	3,900	41,605
QLT, Inc. *	300	1,073
Research In Motion, Ltd. *	10,000	1,125,140
RioCan Real Estate Investment Trust	2,100	42,350

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Ritchie Bros. Auctioneers, Inc.	500	$41,293
Rogers Communications, Inc., Class B	10,358	372,563
RONA, Inc. *	2,200	30,585
Royal Bank of Canada	25,824	1,206,353
Saputo, Inc.	3,000	80,900
Shaw Communications, Inc.	7,098	129,866
Sherritt International Corp., ADR	4,800	67,900
Shoppers Drug Mart Corp.	3,944	199,573
Sino-Forest Corp. *	2,700	42,087
SNC-Lavalin Group, Inc.	2,787	120,771
Sun Life Financial, Inc.	11,248	525,882
Suncor Energy, Inc.	9,198	889,019
Talisman Energy, Inc.	20,374	361,450
Teck Cominco, Ltd.	8,688	356,255
Telus Corp. - Non Voting Shares	3,156	132,980
Telus Corp.	1,205	52,476
Thomson Corp.	4,202	141,315
Toronto Dominion Bank Ontario	7,100	436,535
TransAlta Corp.	4,379	136,219
Trans-Canada Corp.	10,550	406,501
Trican Well Service, Ltd.	2,300	48,153
TSX Group, Inc. (a)	1,676	63,402
Uranium One, Inc. *	3,900	12,842
UTS Energy Corp. *	3,000	15,286
WesternZagros Resources, Ltd. *	2,900	6,894
Yamana Gold, Inc.	12,006	176,151
Yellow Pages Income Fund (a)	5,400	55,186

		21,958,892
Chile - 0.23%
Banco Santander Chile SA, ADR	1,794	93,754
Cia Cervecerias Unidas SA, ADR	1,131	39,970
Compania de Telecomunicaciones de Chile
SA, SADR (a)	4,451	37,834
Distribucion y Servicio D&S SA, ADR (a)	1,922	47,358
Embotelladora Andina SA, ADR, Series A (a)	514	9,463
Embotelladora Andina SA, ADR, Series B (a)	1,218	25,578
Empresa Nacional de Electricidad SA, ADR (a)	4,340	212,226
Enersis SA, SADR	10,330	182,634
Lan Airlines SA, SADR (a)	4,420	62,410
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	4,090	95,624
Vina Concha Y Toro SA, ADR (a)	512	18,821

		825,672
China - 1.30%
Air China, Ltd., Class H	50,000	42,830
Aluminum Corp. of China, Ltd.	68,000	110,233
Angang New Steel Company, Ltd. Class H	27,960	64,623
Bank of China, Ltd.	470,400	203,316
Bank of Communications Company, Ltd.,
Class H	122,700	145,123
Beijing Capital International Airport Company,
Ltd., Class H	34,000	31,174
Beijing Datang Power Generation
Company, Ltd., Class H	84,000	45,251
BYD Company, Ltd., H Shares	11,400	21,065
Chaoda Modern Agriculture Holdings, Ltd.	40,500	46,210

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
China Communications Services Corp., Ltd.,
H Shares *	34,000	$23,275
China Construction Bank	555,800	416,936
China Life Insurance Company, Ltd.	148,000	514,156
China Mengniu Dairy Company, Ltd.	20,000	58,410
China Merchants Bank Company, Ltd.	28,000	98,532
China Oilfield Services, Ltd., H Shares	16,000	26,526
China Petroleum & Chemical Corp., Class H	348,000	300,588
China Shipping Container Lines Company, Ltd.	66,650	25,507
China Shipping Development Company, Ltd.,
Class H	26,000	82,990
China Telecom Corp., Ltd.	294,000	185,865
China Travel International Investment
Hong Kong, Ltd.	58,000	23,650
COSCO Holdings	52,835	130,354
Country Garden Holdings Company, Ltd. *	68,000	58,919
Dongfeng Motor Group Company, Ltd.	56,000	25,370
Foxconn International Holdings, Ltd. *	41,000	55,695
Guangdong Investment, Ltd.	46,000	23,048
Guangshen Railway Company, Ltd., Class H	30,000	15,744
Guangzhou R&F Properties Company, Ltd., H
Shares	20,400	54,445
Huadian Power International Corp., Ltd.,
Class H	28,000	7,052
Huaneng Power International, Inc., Class H	62,000	47,343
Hunan Non Ferrous Metal Corp., Ltd.	30,000	11,739
Industrial & Commercial Bank of China, Ltd.	848,600	597,621
Jiangsu Expressway, Ltd.	26,000	23,556
Jiangxi Copper Company, Ltd., Class H	30,000	57,599
KWG Property Holding, Ltd. *	16,000	13,690
Lenovo Group, Ltd.	74,000	48,309
Maanshan Iron & Steel Company, Ltd.	36,000	19,027
PetroChina Company, Ltd., Class H	396,000	494,285
PICC Property & Casualty Company, Ltd.,
Class H	48,000	44,110
Semiconductor Manufacturing
International Corp. *	329,000	23,003
Shanghai Electric Group Company, Ltd.	58,000	35,334
Shanghai Forte Land Company	22,000	8,262
Shenzhen Expressway Company, Ltd. *	14,000	10,796
Shui On Land, Ltd.	34,500	32,726
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	50,000	17,304
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	30,000	6,314
Sinotrans, Ltd., Class H	25,000	7,294
Tingyi Cayman Islands Holding Corp., GDR	32,000	42,174
Tsingtao Brewery Company, Ltd., Series H	6,000	17,851
Weichai Power Company, Ltd.	3,000	11,269
Xinao Gas Holdings, Ltd., GDR	10,000	18,088
Yanzhou Coal Mining Company, Ltd., Class H	40,000	56,360
Zhejiang Expressway Company, Ltd., Class H	30,000	26,289
Zijin Mining Group, Ltd. *	85,902	83,101
ZTE Corp., Class H	3,800	18,098

		4,608,429
Colombia - 0.05%
BanColombia SA, ADR	4,615	163,648

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Czech Republic - 0.15%
CEZ AS	4,187	$320,054
Komercni Banka AS	308	73,552
Philip Morris CR AS	14	6,306
Telefonica Czech Republic AS	2,281	73,245
Unipetrol AS *	1,475	23,970
Zentiva NV	464	28,082

		525,209
Denmark - 0.77%
A P Moller Maersk AS, Series A	6	66,751
A P Moller Maersk AS	23	258,063
Bang & Olufsen AS, Series B	107	6,699
Carlsberg AS, B Shares	752	96,449
Coloplast AS (a)	575	52,611
Dampskibsselskabet Torm AS, ADR	300	8,938
Danisco AS	1,031	75,492
Danske Bank AS	9,698	359,180
Det Ostasiatiske Kompagni AS * (a)	136	11,948
DSV AS, ADR	4,280	93,998
FLS Industries AS, B Shares	1,117	111,208
GN Store Nord AS *	1,966	9,837
H. Lundbeck AS	510	12,792
Jyske Bank *	1,262	85,223
NKT Holding A/S	211	15,278
Novo Nordisk AS	10,290	708,108
Novozymes AS, B Shares	964	90,687
Rockwool International AS, B Shares	150	25,113
Sydbank AS	1,290	47,141
Topdanmark AS *	353	59,582
TrygVesta AS *	589	51,924
Vestas Wind Systems AS *	3,844	423,133
William Demant Holdings AS *	582	46,660

		2,716,815
Egypt - 0.14%
Alexandria Mineral Oils Company	325	4,654
Commercial International Bank *	3,132	52,880
Credit Agricole Egypt *	1,083	4,849
Egypt Kuwait Holding Company	9,391	41,381
Egyptian Company for Mobile Services	661	23,908
Egyptian Financial Group-Hermes Holding	3,297	33,970
Egyptian International Pharmaceutical
Industries Company	613	3,944
EL Ezz Aldekhela Steel Alexandria	52	14,054
El Ezz Steel Company	569	9,624
Medinet Nasr Housing	756	9,755
Misr Beni Suef Cement Company	246	5,096
Olympic Group Financial Investments	681	9,561
Orascom Construction Industries	1,527	115,256
Orascom Hotels & Development *	1,633	26,108
Orascom Telecom Holding SAE	9,355	127,338
Oriental Weavers	302	3,215
Telecom Egypt	6,452	23,855

		509,448
Finland - 1.32%
Amer Sports Oyj, A Shares	660	13,286
Cargotec Corp. Oyj, B Shares	826	40,681

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Elisa Oyj, Class A	3,107	$77,576
Fortum Corp. Oyj * (a)	9,095	371,047
KCI Konecranes Oyj	586	22,599
Kesko Oyj * (a)	1,369	70,857
Kone Corp. Oyj	3,226	132,535
Metra Oyj, B Shares	1,369	92,442
Metso Oyj	2,627	141,904
Neste Oil Oyj	2,721	95,157
Nokia AB Oyj	80,544	2,542,805
Nokian Renkaat Oyj	2,100	89,958
OKO Bank PLC, Series A (a)	2,000	37,689
Orion Oyj, Series B (a)	1,803	39,075
Outokumpu Oyj (a)	2,387	108,673
Rautaruukki Oyj *	1,681	81,260
Sampo Oyj, A Shares	8,815	238,963
SanomaWSOY Oyj (a)	1,730	47,859
Stora Enso Oyj, R Shares (a)	11,947	138,154
TietoEnator Oyj (a)	676	16,692
UPM-Kymmene Oyj (a)	10,757	191,365
Uponor Oyj	534	12,557
YIT Oyj	2,528	71,837

		4,674,971
France - 7.18%
Accor SA	3,920	286,207
Aeroports de Paris	634	72,262
Air France KLM	2,436	68,531
Air Liquide	4,772	727,751
Alcatel-Lucent	48,097	275,239
Alstom	2,032	440,181
Atos Origin SA *	1,306	72,714
AXA Group SA	31,192	1,128,121
BNP Paribas SA	16,984	1,712,533
Bouygues SA	4,458	283,574
Cap Gemini SA	2,569	146,278
Carrefour SA	11,800	910,504
Casino Guich-Perrachon SA	852	102,129
Christian Dior SA	474	52,538
Cie Generale de Geophysique-Veritas *	487	121,139
CNP Assurances SA	844	104,080
Compagnie de Saint-Gobain SA	5,486	448,358
Compagnie Generale des Etablissements
Michelin, Class B	2,739	286,843
Credit Agricole SA	12,861	397,634
Dassault Systemes SA	1,363	79,257
Eiffage SA	292	28,405
Electricite de France	1,922	167,188
Essilor International SA	3,947	257,954
Eurazeo	182	23,287
European Aeronautic Defence &
Space Company	6,023	142,581
France Telecom SA	36,216	1,216,690
Gaz de France	4,152	250,754
Gecina SA	241	35,893
Groupe DANONE	8,568	766,120
Hermes International SA	1,377	172,189
ICADE *	295	44,061

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Imerys SA	643	$58,918
JC Decaux SA	1,101	32,408
Klepierre SA	1,142	70,096
Lafarge SA	2,892	502,529
Lagardere S.C.A.	2,374	177,902
Legrand SA, ADR	682	21,406
L'Oreal SA	4,932	626,187
LVMH Moet Hennessy SA	5,013	557,685
M6-Metropole Television	1,088	24,226
Natixis, ADR	3,206	51,418
Neopost SA	650	72,855
Neuf Cegetel	453	25,231
PagesJaunes Groupe SA	1,945	34,648
Pernod-Ricard SA	3,417	352,061
Pinault-Printemps-Redoute SA	1,473	218,406
PSA Peugeot Citroen SA	3,045	236,319
Publicis Groupe SA	2,458	94,047
Renault Regie Nationale SA	3,627	401,473
Safran SA (a)	2,630	53,954
Sanofi-Aventis SA	20,574	1,543,107
Schneider Electric SA	4,522	584,159
SCOR SE	2,913	69,390
Societe BIC SA	499	30,771
Societe Des Autoroutes Paris-Rhin-Rhone	557	67,359
Societe Generale NV - New Shares *	1,889	181,769
Societe Generale	7,556	739,346
Societe Television Francaise 1	1,890	41,643
Sodexho Alliance	1,819	111,814
STMicroelectronics NV	13,354	142,209
Suez SA Strip VVPR *	1,336	21
Suez SA	20,827	1,365,149
Technip SA	1,858	144,732
Thales SA	1,721	111,391
Thomson SA	4,724	32,919
Total SA	43,225	3,202,276
Unibail-Rodamco, REIT	1,259	323,715
Valeo SA	1,391	55,211
Vallourec SA	952	230,900
Veolia Environnement SA	6,944	484,575
Vinci SA, ADR	8,380	606,218
Vivendi SA	23,566	921,809
Wendel, ADR	267	33,499
Zodiac SA	707	34,713

		25,491,459
Germany - 6.39%
Adidas-Salomon AG	4,347	286,830
Allianz AG	9,269	1,832,807
Altana AG	201	4,232
Arcandor AG *	1,054	21,029
BASF AG	10,116	1,360,687
Bayer AG	15,005	1,201,844
Bayerische Motoren Werke (BMW) AG	3,236	178,405
Beiersdorf AG	1,788	150,304
Bilfinger Berger AG	677	58,199
Celesio AG	1,754	86,855
Commerzbank AG	12,885	402,875

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Continental AG	3,042	$309,629
DaimlerChrysler AG	19,351	1,654,056
Deutsche Bank AG	10,248	1,158,198
Deutsche Boerse AG	4,071	656,109
Deutsche Lufthansa AG	4,759	128,877
Deutsche Post AG, GDR	918	28,098
Deutsche Post AG	16,010	488,955
Deutsche Postbank AG	1,640	156,650
Deutsche Telekom AG	57,290	951,839
Douglas Holding AG	231	12,573
E.ON AG	12,796	2,367,592
Fraport AG, ADR	258	18,622
Fresenius Medical Care AG	3,765	189,471
Fresenius SE	715	59,575
GEA Group AG *	3,066	103,245
Heidelbergcement AG	210	36,027
Heidelberger Druckmaschinen AG	1,038	27,941
Henkel KGaA	2,177	92,489
Henkel KGaA	3,662	169,048
Hochtief AG	887	81,177
Hypo Real Estate Holding AG	4,038	104,807
Infineon Technologies AG *	14,777	103,484
IVG Immobilien AG	1,907	53,302
K&S AG	717	233,239
Linde AG	2,455	345,838
MAN AG	2,391	317,537
Merck & Company AG *	1,292	159,145
Metro AG	3,385	273,429
Muenchener Rueckversicherungs-
Gesellschaft AG	4,295	841,632
Premiere AG *	641	13,837
ProSieben Sat.1 Media AG	1,852	40,014
Puma AG	139	53,484
Q-Cells AG *	915	91,169
Qiagen AG *	1,556	32,189
Rheinmetall AG	643	45,389
RWE AG	9,192	1,129,876
Salzgitter AG	835	145,456
SAP AG	17,692	879,015
Siemens AG	17,867	1,937,690
Solarworld AG	1,726	82,408
Suedzucker AG	138	3,059
Thyssen Krupp AG	7,307	419,495
TUI AG *	4,099	105,224
Volkswagen AG	3,274	948,496
Wacker Chemie AG	138	28,275
Wincor Nixdorf AG	254	20,282

		22,682,009
Greece - 0.53%
Alpha Bank A.E.	8,077	268,039
Athens Stock Exchange SA (ASE)	610	14,509
Bank of Piraeus SA	6,681	205,691
Coca Cola Hellenic Bottling Company SA	3,420	159,740
EFG Eurobank Ergas SA	6,607	200,983
Folli-Follie SA	310	10,375
Greek Organization of Football Prognostics	4,660	166,197

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
Hellenic Petroleum SA	2,110	$27,794
Hellenic Technodomiki Tev SA	1,200	14,676
Hellenic Telecommunications Organization SA	6,160	174,649
Motor Oil Hellas Corinth Refineries SA	878	18,516
National Bank of Greece SA	8,408	442,657
Public Power Corp.	2,190	95,806
Titan Cement Company SA	1,260	53,596
Viohalco SA	1,820	18,852

		1,872,080
Hong Kong - 2.83%
Agile Property Holdings, Ltd.	31,800	33,872
Alibaba.com, Ltd. * (g)	20,900	43,934
Anhui Conch Cement Company, Ltd., Class H	10,000	69,206
ASM Pacific Technology, Ltd.	3,586	26,050
Bank of East Asia, Ltd.	26,878	136,421
Beijing Enterprises Holdings, Ltd.	10,000	38,948
Belle International Holdings, Ltd., GDR	39,882	41,693
BOC Hong Kong Holdings, Ltd.	70,672	172,086
Brilliance China Automotive Holdings, Ltd. *	46,000	7,676
C C Land Holdings, Ltd.	10,000	9,721
Cathay Pacific Airways, Ltd.	24,218	47,664
Cheung Kong Holdings, Ltd.	29,151	419,683
Cheung Kong Infrastructure Holdings, Ltd.	8,228	33,165
China Agri-Industries Holdings, Ltd. *	30,000	18,361
China BlueChemical, Ltd.	34,000	18,123
China CITIC Bank *	101,000	53,620
China Coal Energy Company, H Shares	36,000	63,665
China Communications
Construction Company , Ltd.	88,535	198,966
China Eastern Airlines Corp., Ltd. *	32,000	16,358
China Everbright, Ltd. *	14,000	27,763
China High Speed Transmission Equipment
Group Company, Ltd. *	17,000	25,037
China Insurance International Holdings
Company, Ltd. *	14,000	32,083
China Merchants Holdings International
Company, Ltd.	22,540	108,213
China Mobile, Ltd.	126,500	1,900,626
China Molybdenum Company, Ltd. * (g)	24,000	26,657
China National Building Material Company,
Ltd.	18,000	43,099
China Netcom Group Corp Hong Kong, Ltd.	17,500	50,319
China Overseas Land & Investment, Ltd.	84,000	155,235
China Resource Power Holdings, Ltd.	30,000	59,645
China Resources Enterprises, Ltd.	24,000	77,877
China Resources Land, Ltd.	36,000	63,212
China Shenhua Energy Company, Ltd.	68,000	274,935
China Southern Airlines Company, Ltd. *	24,000	19,117
China Unicom, Ltd.	34,000	72,238
Chinese Estates Holdings, Ltd.	10,000	15,635
Citic 1616 Holdings, Ltd.	1,050	296
CITIC International Financial Holdings, Ltd. *	11,000	5,660
Citic Pacific, Ltd.	23,000	96,966
CITIC Resources Holdings, Ltd. *	38,000	13,933
CLP Holdings, Ltd.	25,611	211,926
CNOOC, Ltd.	314,000	461,781

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
CNPC Hong Kong, Ltd.	50,000	$23,216
COFCO International, Ltd. *	22,000	12,482
Cosco Pacific, Ltd.	24,000	47,600
Denway Motors, Ltd.	98,000	41,898
Dongfang Electrical Machinery Company, Ltd.	4,000	16,359
Esprit Holdings, Ltd.	20,485	248,704
Fosun International *	29,500	20,123
Fu Ji Food & Catering Services Holdings, Ltd.	3,700	6,268
Giordano International, Ltd.	1,389	564
Global Bio-Chem Technology
Group Company, Ltd.	24,000	9,257
Gome Electrical Appliances Holdings, Ltd.	36,000	83,132
Guangzhou Investment Company, Ltd.	130,000	27,067
Hang Lung Group, Ltd.	8,000	38,237
Hang Lung Properties, Ltd.	40,674	146,050
Hang Seng Bank, Ltd.	15,281	278,210
Harbin Power Equipment Company, Ltd.	14,000	25,171
Henderson Investment, Ltd. *	10,000	1,216
Henderson Land Development Company, Ltd.	19,489	140,302
Hengan International Group Company, Ltd.,
GDR	16,000	55,163
Hong Kong & China Gas Company, Ltd.	69,298	209,665
Hong Kong Aircraft Engineerg	1,200	19,908
Hong Kong Electric Holdings, Ltd.	26,418	167,657
Hong Kong Exchange & Clearing, Ltd.	20,570	357,363
Hopewell Holdings, Ltd.	12,638	48,279
Hopson Development Holdings, Ltd., GDR	12,000	18,744
Hutchison Telecommunications
International, Ltd. *	28,277	40,366
Hutchison Whampoa, Ltd.	41,423	393,194
Hysan Development Company, Ltd.	11,990	33,789
Johnson Electronic Holdings, Ltd.	475	226
Kerry Properties, Ltd.	11,463	70,097
Kingboard Chemical Holdings, Ltd.	10,228	36,447
Lee & Man Paper Manufacturing, Ltd.	8,000	12,919
Li & Fung, Ltd.	42,829	159,595
Li Ning Company, Ltd.	14,000	39,762
Lifestyle International Holdings, Ltd.	12,500	26,501
Link, REIT	39,557	88,145
Melco International Development	14,000	19,375
MTR Corp., Ltd.	26,133	90,440
New World Development Company, Ltd.	47,161	116,007
Nine Dragons Paper Holdings, Ltd.	25,600	21,051
Noble Group, Ltd. (a)	22,000	35,495
NWS Holdings, Ltd.	7,000	23,793
Orient Overseas International, Ltd.	3,938	23,301
Pacific Basin Shipping, Ltd.	24,000	39,919
Parkson Retail Group, Ltd.	1,500	12,670
PCCW, Ltd.	66,652	41,744
Ping An Insurance Group Company of China,
Ltd.	29,000	207,566
Shanghai Industrial Holdings, Ltd.	12,000	45,673
Shangri-La Asia, Ltd.	19,953	54,402
Shenzhen Investment, Ltd.	32,889	14,098
Shimao Property Holdings, Ltd., GDR	30,500	55,483
Shougang Concord International Enterprises
Company, Ltd.	58,000	13,799

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Shun Tak Holdings, Ltd.	18,000	$23,951
Sino Land Company, Ltd.	24,638	53,871
Sinofert Holdings, Ltd.	46,000	43,732
Sun Hung Kai Properties, Ltd.	26,389	413,652
Swire Pacific, Ltd., Class A	15,837	179,484
Techtronic Industries Company, Ltd.	485	482
Television Broadcasting Company, Ltd.	3,819	20,953
Tencent Holdings, Ltd.	16,000	92,123
TPV Technology, Ltd.	24,000	14,285
Travelsky Technology, Ltd., Class H	12,000	8,960
Weiqiao Textile Company, Ltd.	7,000	9,064
Wharf Holdings, Ltd.	27,373	130,328
Wheelock and Company, Ltd.	8,000	22,280
Wing Hang Bank, Ltd.	3,064	46,842
Yue Yuen Industrial Holdings, Ltd.	8,933	28,168

		10,038,132
Hungary - 0.16%
Gedeon Richter Rt.	336	69,454
Magyar Telekom Rt.	11,267	55,412
MOL Magyar Olaj & Gazipari Rt.	1,444	188,628
OTP Bank Rt. (a)	6,386	263,463

		576,957
India - 1.30%
Bajaj Auto, Ltd., ADR (g)	977	16,365
Bajaj Finserv, Ltd. *	977	15,707
Bajaj Holdings and Investment, Ltd. *	977	15,707
Dr. Reddy's Laboratories, Ltd., ADR (a)	3,186	46,133
Grasim Industries, Ltd., ADR * (g)	1,051	70,417
ICICI Bank, Ltd., SADR (a)	15,187	579,992
Infosys Technologies, Ltd., ADR (a)	22,170	793,021
Larsen & Toubro, Ltd., ADR (g)	3,534	267,424
Ranbaxy Laboratories, Ltd., ADR	4,394	48,554
Reliance Capital, Ltd. * (g)	811	24,839
Reliance Communication, Ltd., ADR (g)	23,711	301,262
Reliance Energy, Ltd., ADR (g)	405	37,881
Reliance Industries, Ltd., GDR * (a)(g)	14,865	1,709,475
Reliance Natural Resources, Ltd., ADR * (g)	8,110	40,348
Satyam Computer Services, Ltd., ADR	13,362	301,848
State Bank of India, Ltd., ADR	709	62,746
Tata Communications, Ltd., ADR (a)	977	24,249
Tata Motors, Ltd., SADR	11,229	175,397
Wipro, Ltd., ADR (a)	7,013	80,860

		4,612,225
Indonesia - 0.35%
Aneka Tambang Tbk PT	71,375	26,237
Astra Agro Lestari Tbk PT	8,342	23,629
Astra International Tbk PT	43,017	114,204
Bank Central Asia Tbk PT	258,226	91,810
Bank Danamon Indonesia Tbk PT	36,741	27,753
Bank Internasional Indonesia Tbk PT	362,500	18,423
Bank Mandiri Tbk PT	151,122	52,161
Bank Pan Indonesia Tbk PT *	113,801	7,981
Bank Rakyat Indonesia Tbk PT	115,999	80,076
Bumi Resources Tbk PT	369,220	251,247
Energi Mega Persada Tbk PT *	83,500	10,321

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Gudang Garam Tbk PT	11,018	$9,187
Indocement Tunggal Prakarsa Tbk PT	20,013	15,423
Indofood Sukses Makmur Tbk PT	90,595	23,088
Indosat Tbk PT, ADR	523	20,036
Indosat Tbk PT	26,000	20,087
International Nickel Indonesia Tbk PT	40,000	30,630
Kalbe Farma Tbk PT	108,929	11,660
Perusahaan Gas Negara Tbk PT	43,503	67,344
PT Telekomunikiasi Indonesia, ADR	2,899	121,584
Ramayana Lestari Sentosa Tbk PT	40,369	3,573
Semen Gresik Persero Tbk PT	30,860	16,908
Telekomunikasi Indonesia Tbk PT	98,000	103,377
Truba Alam Manunggal Engineering PT *	157,500	14,593
Unilever Indonesia Tbk PT	32,500	24,504
United Tractors Tbk PT	27,532	37,775

		1,223,611
Ireland - 0.57%
Allied Irish Banks PLC - London	1,771	37,594
Allied Irish Banks PLC	16,539	352,635
Anglo Irish Bank Corp. PLC	8,015	107,090
Bank of Ireland - London	1,444	21,441
Bank of Ireland	19,645	292,812
C&C Group PLC	201	1,254
CRH PLC - London	1,058	40,106
CRH PLC	10,392	394,348
DCC PLC	672	15,868
DCC PLC	321	7,584
Elan Corp. PLC *	2,114	44,174
Elan Corp. PLC *	7,649	162,893
Experian Group, Ltd.	20,151	146,885
Greencore Group PLC	3,206	18,929
Iaws Group PLC - London	935	22,049
Iaws Group PLC	597	13,974
Irish Life & Permanent PLC - London	1,145	22,104
Irish Life & Permanent PLC	4,627	90,268
Kerry Group PLC	2,393	75,114
Kerry Group PLC - London	479	14,995
Kingspan Group PLC - London	162	2,197
Kingspan Group PLC	2,426	32,371
Paddy Power PLC - London	292	10,606
Paddy Power PLC	357	13,217
Ryanair Holdings PLC, SADR *	1,362	38,517
Smurfit Kappa Group PLC *	2,490	30,019

		2,009,044
Israel - 0.42%
Africa-Israel Investments, Ltd.	259	13,830
Aladdin Knowledge Systems, ADR *	144	2,740
Alvarion, Ltd., ADR *	544	3,944
Audio Codes, Ltd., ADR *	632	2,534
Bank Hapoalim, Ltd.	18,726	72,752
Bank Leumi Le-Israel, Ltd.	16,788	72,309
Bezek Israeli Telecommunications Corp., Ltd.	21,603	40,631
Check Point Software Technologies, Ltd. *	3,525	78,960
Clal Insurance Enterprise Holdings, Ltd.	327	6,356
Delek Group, Ltd.	45	6,826

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Discount Investment Corp.	492	$12,730
Elbit Systems, Ltd.	482	26,642
Gazit Globe, Ltd.	492	4,769
Given Imaging Corp., ADR *	117	1,975
Harel Insurance Investments, Ltd.	145	7,207
ICL Israel Chemicals, Ltd.	10,205	143,696
IDB Development Corp., Ltd.	339	10,547
Israel Corp., Ltd. *	48	45,319
Israel Discount Bank, Ltd. *	8,360	20,404
Koor Industries, Ltd.	166	9,201
Makhteshim-Agam Industries, Ltd.	5,876	43,096
Migdal Insurance Holdings, Ltd.	5,069	7,373
Nice Systems, Ltd. *	1,055	30,245
Oil Refineries, Ltd.	19,381	17,358
Ormat Industries *	1,616	20,140
Partner Communications, Ltd.	1,609	36,270
RADWARE, Ltd., ADR *	269	2,749
Retalix, Ltd. *	247	3,458
Strauss-Elite, Ltd. *	230	3,348
Syneron Medical, Ltd., ADR *	462	6,722
Teva Pharmaceutical Industries, Ltd.	15,186	705,376
United Mizrahi Bank, Ltd.	2,283	17,944

		1,477,451
Italy - 2.57%
A2A SpA	7,986	29,365
Alleanza Assicuraz SpA	8,001	104,605
Assicurazioni Generali SpA	20,457	920,736
Autogrill SpA	1,513	22,603
Autostrade SpA	4,974	150,554
Banca Carige SpA	2,609	10,277
Banca Intesa SpA - Non convertible	18,903	124,552
Banca Monte dei Paschi Siena SpA	20,290	89,924
Banca Popolare di Milano SpA	7,369	80,986
Banche Popolari Unite SpA	11,631	298,257
Banco Popolare Scarl *	12,925	214,303
Bulgari SpA	2,249	26,086
Enel SpA	83,950	891,513
Eni SpA	50,571	1,721,399
Fiat SpA	13,699	317,420
Finmeccanica SpA	5,653	192,484
Fondiaria-Sai SpA	1,154	47,841
IFIL - Investments SpA	2,295	18,530
Intesa Sanpaolo SpA	149,469	1,054,518
Italcementi SpA, RNC	672	9,752
Italcementi SpA	896	18,199
Lottomatica SpA	1,124	34,997
Luxottica Group SpA	2,452	61,724
Mediaset SpA	14,004	129,773
Mediobanca SpA (a)	9,167	188,187
Mediolanum SpA	3,435	21,059
Mondadori (Arnoldo) Editore SpA	29	245
Parmalat SpA	27,945	107,421
Pirelli & Company SpA *	46,476	40,709
Prysmian SpA *	2,128	45,458
Saipem SpA	2,310	93,646
Seat Pagine Gialle SpA	48,299	8,352

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Snam Rete Gas SpA	16,364	$104,138
Telecom Italia SpA	207,306	432,136
Telecom Italia SpA-RNC	116,771	192,949
Terna SpA	21,134	90,247
UniCredito Italiano SpA	181,344	1,215,043
Unipol Gruppo Finanziario SpA, ADR	2,048	6,368

		9,116,356
Japan - 14.40%
Access Company, Ltd. * (a)	4	14,333
Acom Company, Ltd. (a)	1,333	35,533
Aderans Company, Ltd. (a)	717	13,278
Advantest Corp. (a)	3,020	79,232
AEON Company, Ltd. (a)	11,796	142,127
AEON Credit Service Company, Ltd. (a)	1,423	19,169
Aeon Mall Company, Ltd. (a)	1,500	42,112
Aiful Corp.	1,398	22,356
Aioi Insurance Company, Ltd. (a)	11,000	61,646
Aisin Seiki Company	3,821	144,104
Ajinomoto Company, Inc. (a)	13,695	139,499
Alfresa Holdings Corp.	576	45,707
All Nippon Airways Company, Ltd. (a)	13,285	58,704
Alps Electric Company, Ltd. (a)	3,662	36,665
Amada Company, Ltd.	7,171	54,900
Aoyama Trading Company, Ltd.	1,358	29,406
Aozora Bank, Ltd.	4,000	11,956
Asahi Breweries, Ltd.	7,699	158,980
Asahi Glass Company, Ltd.	18,809	208,688
Asahi Kasei Corp.	22,037	115,888
ASATSU-DK, Inc.	52	1,859
Asics Corp. (a)	3,000	34,852
Astellas Pharmaceuticals, Inc.	9,605	377,221
Autobacs Seven Company, Ltd.	447	12,314
Bank of Kyoto, Ltd. (a)	6,000	73,648
Benesse Corp.	1,146	54,080
Bridgestone Corp. (a)	12,547	216,492
Brother Industries, Ltd. (a)	1,800	18,705
Canon Sales Company, Inc. (a)	1,500	28,378
Canon, Inc.	21,626	1,008,710
Casio Computer Company, Ltd. (a)	4,267	63,374
Central Glass Company, Ltd. (a)	114	449
Central Japan Railway Company, Ltd.	31	322,086
Chiba Bank, Ltd.	15,104	103,378
Chiyoda Corp. (a)	3,000	27,441
Chubu Electric Power Company, Inc.	13,423	336,805
Chugai Pharmaceutical Company, Ltd. (a)	5,584	63,327
Chugoku Electric Power Company, Inc.	2,300	51,440
Circle K Sunkus Company, Ltd. (a)	88	1,505
Citizen Watch Company, Ltd. (a)	5,665	48,359
Coca-Cola West Japan Company, Ltd. (a)	1,323	32,082
COMSYS Holdings Corp.	2,057	17,982
Cosmo Oil Company, Ltd. (a)	8,000	25,351
Credit Saison Company, Ltd.	3,109	87,241
CSK Corp. (a)	1,310	30,512
Dai Nippon Printing Company, Ltd.	12,047	192,582
Daicel Chemical Industries, Ltd.	6,466	33,554
Daido Steel Company, Ltd. (a)	7,000	36,464

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Daihatsu Motor Company, Ltd. (a)	1,000	$12,081
Daiichi Sankyo Company, Ltd.	14,028	416,160
Daikin Industries, Ltd. (a)	5,185	225,990
Dainippon Ink & Chemicals, Inc.	13,990	44,258
Dainippon Screen Manufacturing
Company, Ltd. (a)	762	3,223
Dainippon Sumitomo Pharma Company, Ltd.	5,000	46,187
Daito Trust Construction Company, Ltd. (a)	1,581	81,609
Daiwa House Industry Company, Ltd.	10,285	102,694
Daiwa Securities Group, Inc.	26,649	232,732
Denki Kagaku Kogyo Kabushiki Kaisha	9,523	30,292
Denso Corp.	9,778	318,768
Dentsu, Inc. (a)	39	89,556
Dowa Mining Company, Ltd.	5,466	32,921
E-Access, Ltd.	17	10,551
East Japan Railway Company	67	558,684
Ebara Corp. (a)	7,466	22,955
EDION Corp. (a)	1,300	12,024
Eisai Company, Ltd.	4,948	170,364
Electric Power Development Company, Ltd.	3,000	108,787
Elpida Memory, Inc. *	1,800	60,717
Familymart Company, Ltd.	1,240	44,974
Fanuc, Ltd.	3,821	366,564
Fast Retailing Company, Ltd. (a)	1,134	101,067
Fuji Electric Holdings Company, Ltd.	10,580	43,274
Fuji Heavy Industries, Ltd.	4,000	16,931
Fuji Photo Film Company, Ltd.	9,833	351,459
Fuji Software ABC, Inc. (a)	782	14,698
Fuji Television Network, Inc.	10	14,841
Fujikura, Ltd. (a)	6,523	29,670
Fujitsu, Ltd.	36,379	240,590
Fukuoka Financial Group, Inc.	16,000	83,905
Furukawa Electric Company, Ltd.	11,638	37,953
Glory, Ltd. (a)	200	4,276
Goodwill Group, Inc. * (a)	21	2,726
Gunma Bank	8,523	61,426
Gunze, Ltd. (a)	2,762	11,693
Hakuhodo DY Holdings, Inc. (a)	460	27,707
Hankyu Department Stores (a)	409	2,756
Hankyu Hanshin Holdings, Inc. (a)	21,600	94,027
Haseko Corp.	18,500	27,567
Hikari Tsushin, Inc. (a)	600	17,822
Hino Motors, Ltd. (a)	5,114	34,119
Hirose Electric Company, Ltd. (a)	617	69,794
Hitachi Cable, Ltd. (a)	3,409	12,838
Hitachi Chemical, Ltd.	1,816	34,506
Hitachi Construction Machinery Company, Ltd. (a)	2,257	57,236
Hitachi High-Technologies Corp.	1,100	18,380
Hitachi Metals, Ltd. (a)	1,000	14,892
Hitachi, Ltd.	65,882	393,366
Hokkaido Electric Power Company, Inc.	3,532	82,360
Hokuhoku Financial Group, Inc.	22,866	69,256
Hokuriku Electric Power Company (a)	1,300	30,763
Honda Motor Company, Ltd.	31,538	910,965
House Food Corp. (a)	299	4,460
Hoya Corp. (a)	8,008	189,212

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ibiden Company, Ltd. (a)	2,500	$99,155
Idemitsu Kosan Company, Ltd.	400	31,204
Inpex Holdings, Inc.	17	192,157
Isetan Company, Ltd.	4,138	47,710
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	24,866	48,176
Isuzu Motors, Ltd. (a)	12,000	60,316
ITO EN, Ltd. (a)	1,094	19,481
Itochu Corp.	32,798	328,020
Itochu Techno-Science Corp. (a)	552	16,716
J Front Retailing Company, Ltd.	8,000	51,614
JAFCO Company, Ltd. * (a)	647	21,777
Japan Airlines System Corp. *	16,047	41,845
Japan Petroleum Exploration Company, Ltd.	600	40,067
Japan Prime Realty Investment Corp., REIT	12	39,886
Japan Real Estate Investment Corp., REIT	8	93,883
Japan Retail Fund Investment Corp., REIT (a)	8	50,898
Japan Tobacco, Inc. (a)	90	450,225
JFE Holdings, Inc.	12,238	547,415
JGC Corp. (a)	4,114	63,135
Joyo Bank, Ltd.	14,047	71,851
JS Group Corp. (a)	5,084	77,006
JSR Corp. (a)	3,667	83,483
Jupiter Telecommunications Company, Ltd. *	100	94,097
Kajima Corp.	17,809	51,150
Kamigumi Company, Ltd. (a)	4,466	35,696
Kaneka Corp.	5,171	32,687
Kansai Electric Power Company, Ltd.	15,522	388,356
Kansai Paint Company, Ltd. (a)	3,762	24,670
Kao Corp.	10,638	302,694
Kawasaki Heavy Industries, Ltd. (a)	30,037	67,489
Kawasaki Kisen Kaisha, Ltd.	10,933	107,316
KDDI Corp.	51	313,694
Keihin Electric Express Railway Company,
Ltd. (a)	8,933	60,985
Keio Electric Railway Company, Ltd.	12,285	68,856
Keisei Electric Railway Company, Ltd.	5,000	27,036
Keyence Corp.	652	151,711
Kikkoman Corp.	2,762	34,307
Kinden Corp.	1,409	13,534
Kintetsu Corp. (a)	33,208	118,941
Kirin Brewery Company, Ltd.	17,104	326,038
KK DaVinci Advisors *	20	15,527
Kobe Steel Company, Ltd.	53,483	154,196
Kokuyo Company, Ltd.	1,269	10,973
Komatsu, Ltd. (a)	18,070	508,777
Komori Corp. (a)	105	2,203
Konami Corp. (a)	1,857	70,758
Konica Minolta Holdings, Inc.	9,609	132,198
Koyo Seiko Company, Ltd.	4,157	68,651
Kubota Corp.	20,218	126,040
Kuraray Company, Ltd.	7,700	92,543
Kurita Water Industries, Ltd. (a)	2,181	81,408
Kyocera Corp. (a)	3,162	268,027
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	3,862	37,065
Kyushu Electric Power Company, Inc.	7,469	183,267
Lawson, Inc. (a)	1,269	56,389

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
LeoPalace21 Corp. (a)	2,498	$40,504
Mabuchi Motor Company, Ltd.	482	23,450
Makita Corp.	2,457	77,536
Marubeni Corp.	32,798	241,331
Marui Company, Ltd. (a)	6,236	66,794
Matsui Securities Company, Ltd. (a)	2,900	16,503
Matsumotokiyoshi Holdings Company, Ltd. (a)	652	14,161
Matsushita Electric Industrial Company, Ltd. (a)	39,607	860,937
Matsushita Electric Works, Ltd. (a)	7,819	81,170
Mazda Motor Corp. (a)	7,000	25,065
Mediceo Holdings Company, Ltd. (a)	2,910	53,097
Meiji Dairies Corp. (a)	4,114	24,918
Meiji Seika Kaisha, Ltd.	5,466	27,938
Meitec Corp.	117	3,561
Millea Holdings, Inc.	15,600	580,457
Minebea Company, Ltd.	7,523	44,490
Mitsubishi Chemical Holdings Corp., ADR	23,000	153,189
Mitsubishi Corp.	27,444	839,677
Mitsubishi Electric Corp.	39,027	340,813
Mitsubishi Estate Company, Ltd.	23,218	569,046
Mitsubishi Gas & Chemicals Company, Inc.	7,171	51,211
Mitsubishi Heavy Industries, Ltd. (a)	64,063	276,613
Mitsubishi Logistc Corp. (a)	2,057	26,648
Mitsubishi Materials Corp.	22,980	100,885
Mitsubishi Motors Corp. *	29,000	47,985
Mitsubishi Rayon Company, Ltd. (a)	9,990	32,249
Mitsubishi UFJ Financial Group, Inc.	175,000	1,530,869
Mitsubishi UFJ Lease & Finance
Company, Ltd.	650	22,733
Mitsui & Company, Ltd.	34,389	705,683
Mitsui Chemicals, Inc.	12,990	87,092
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	15,638	42,368
Mitsui Fudosan Company, Ltd.	16,752	336,996
Mitsui Mining & Smelting Company, Ltd.	9,990	31,707
Mitsui O.S.K. Lines, Ltd.	22,513	275,426
Mitsui Sumitomo Insurance Company, Ltd.	24,741	250,606
Mitsui Trust Holdings, Inc.	13,990	85,271
Mitsukoshi, Ltd.	7,171	27,963
Mitsumi Electric Company, Ltd. (a)	1,699	54,131
Mizuho Financial Group, Inc.	200	738,798
Mizuho Trust & Banking Company, Ltd.	6,000	8,682
Murata Manufacturing Company, Ltd. (a)	4,496	225,541
Namco Bandai Holdings, Inc.	4,067	55,359
NEC Corp.	40,617	157,285
NEC Electronics Corp. *	652	12,711
NGK INSULATORS, LTD. (a)	5,171	92,500
NGK Spark Plug Company, Ltd. (a)	3,762	49,236
NHK Spring Company, Ltd.	3,000	21,426
NICHIREI Corp.	466	2,256
Nidec Corp.	2,186	134,893
Nikon Corp. (a)	6,819	182,507
Nintendo Company, Ltd.	1,992	1,042,223
Nippon Building Fund, Inc., REIT	11	140,176
Nippon Electric Glass Company, Ltd. (a)	7,000	109,934
Nippon Express Company, Ltd. (a)	16,809	97,246
Nippon Kayaku Company, Ltd. (a)	2,409	14,740

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Light Metal Company, Ltd. (a)	7,876	$11,970
NIPPON MEAT PACKERS, Inc. (a)	3,762	55,844
Nippon Mining Holdings, Inc.	17,632	94,761
Nippon Oil Corp.	25,094	158,265
Nippon Paper Group, Inc. (a)	17	40,741
Nippon Sheet Glass Company, Ltd. (a)	13,171	59,109
Nippon Shokubai Company, Ltd. (a)	2,409	16,041
Nippon Steel Corp. (a)	121,536	621,391
Nippon Telegraph & Telephone Corp.	102	441,823
Nippon Yusen Kabushiki Kaisha	22,923	217,350
Nippon Zeon Company (a)	3,409	15,382
NIPPONKOA Insurance Company, Ltd. (a)	6,000	46,284
Nishimatsu Construction Company, Ltd.	4,114	8,837
Nishi-Nippon City Bank, Ltd.	12,000	31,776
Nissan Chemical Industries, Ltd.	2,762	29,429
Nissan Motor Company, Ltd. (a)	45,290	379,702
Nisshin Seifun Group, Inc.	3,114	33,540
Nisshin Steel Company (a)	16,047	56,077
Nisshinbo Industries, Inc.	3,409	32,013
Nissin Food Products Company, Ltd.	1,716	57,910
Nitori Company, Ltd. (a)	768	43,625
Nitto Denko Corp.	3,332	141,674
NOK Corp.	2,492	51,325
Nomura Holdings, Inc.	36,207	545,082
Nomura Real Estate Holdings, Inc.	1,300	21,834
Nomura Real Estate Office Fund, Inc.	5	40,731
Nomura Research Institute, Ltd. (a)	2,411	63,450
NSK, Ltd. (a)	8,285	63,048
NTN Corp. (a)	8,228	56,629
NTT Data Corp. (a)	26	114,474
NTT DoCoMo, Inc.	322	490,959
NTT Urban Development Corp. (a)	20	29,015
Obayashi Corp. (a)	11,638	49,293
OBIC Company, Ltd. (a)	120	21,408
Odakyu Electric Railway Company, Ltd. (a)	11,695	87,062
Oji Paper Company, Ltd. (a)	17,809	80,850
Oki Electric Industry Company, Ltd. * (a)	9,638	18,730
Okuma Holdings, Inc. (a)	3,000	32,533
Okumura Corp.	114	581
Olympus Optical Company, Ltd. (a)	4,466	135,891
Omron Corp. (a)	4,161	86,223
Ono Pharmaceutical Company, Ltd.	1,200	58,618
Onward Kashiyama Company, Ltd. (a)	2,409	24,712
Oracle Corp. - Japan (a)	852	39,641
Oriental Land Company, Ltd. (a)	893	52,533
Orix Corp.	1,866	257,352
Osaka Gas Company, Ltd.	42,845	172,101
OSG Corp. (a)	1,500	17,480
Otsuka Corp. (a)	300	25,451
Pioneer Electronic Corp. (a)	3,221	32,345
Promise Company, Ltd.	1,619	46,826
Q.P. Corp.	87	903
Rakuten, Inc.	124	74,673
Resona Holdings, Inc. (a)	113	189,579
Ricoh Company, Ltd.	13,399	221,683
Rinnai Corp. (a)	52	1,711

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Rohm Company, Ltd. (a)	2,027	$126,690
Round One Corp.	6	6,283
Ryohin Keikaku Company, Ltd. (a)	411	23,978
Sanken Electric Company, Ltd.	2,057	12,108
SANKYO Company, Ltd.	993	59,255
Santen Pharmaceutical Company, Ltd. (a)	1,300	30,327
Sanwa Shutter Corp.	762	3,334
Sanyo Electric Company, Ltd. * (a)	29,151	62,074
Sapporo Hokuyo Holdings, Inc.	6	42,217
Sapporo Holdings (a)	5,466	45,110
SBI E*Trade Securities Compnay, Ltd.	27	23,606
SBI Holdings, Inc. (a)	176	42,588
Secom Company, Ltd. (a)	4,190	206,169
SEGA SAMMY HOLDINGS, INC.	4,292	45,735
Seiko Epson Corp. (a)	2,622	70,658
Seino Transportation Company, Ltd. (a)	2,409	15,759
Sekisui Chemical Company, Ltd. (a)	7,228	43,982
Sekisui House, Ltd. (a)	9,638	90,040
Seven & I Holdings Company, Ltd. (a)	16,881	428,431
Sharp Corp.	20,218	347,020
Shikoku Electric Power Company, Inc. (a)	1,500	44,724
Shimachu Company, Ltd.	123	3,717
Shimamura Company, Ltd. (a)	376	32,336
Shimano, Inc. (a)	1,369	63,642
Shimizu Corp. (a)	10,695	49,585
Shin-Etsu Chemical Company, Ltd.	8,411	437,967
Shinko Electric Industries Company, Ltd.	1,200	13,645
Shinko Securities Company, Ltd. *	11,000	32,294
Shinsei Bank, Ltd. (a)	27,094	89,481
Shionogi & Company, Ltd. (a)	5,523	94,983
Shiseido Company, Ltd.	6,523	173,673
Shizuoka Bank, Ltd. (a)	11,342	134,774
Showa Denko K.K. (a)	23,161	78,208
Showa Shell Sekiyu K.K.	3,555	36,222
SMC Corp.	1,164	123,659
SOFTBANK Corp. * (a)	15,388	282,000
Sojitz Holdings Corp.	19,891	66,577
Sompo Japan Insurance, Inc.	17,104	152,496
Sony Corp. (a)	20,342	818,188
Sony Financial Holdings, Inc. (a)	19	77,116
Square Enix Company, Ltd. (a)	700	24,562
Stanley Electric Corp. (a)	2,908	71,619
Sumco Corp.	2,300	50,723
Sumitomo Bakelite Company, Ltd. (a)	762	3,876
Sumitomo Chemical Company, Ltd.	31,446	202,979
Sumitomo Corp.	21,366	284,784
Sumitomo Electric Industries, Ltd.	15,199	194,293
Sumitomo Heavy Industries, Ltd.	11,990	78,207
Sumitomo Metal Industries, Ltd.	81,577	312,546
Sumitomo Metal Mining Company, Ltd.	11,285	213,039
Sumitomo Mitsui Financial Group, Inc.	133	883,494
Sumitomo Osaka Cement Company, Ltd.	6,523	15,270
Sumitomo Realty &
Development Company, Ltd. (a)	7,876	140,316
Sumitomo Rubber Industries, Inc.	3,100	23,870
Sumitomo Titanium Corp.	300	18,727

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sumitomo Trust & Banking Company, Ltd. (a)	25,446	$176,348
Suruga Bank, Ltd. (a)	4,114	52,356
Suzuken Company, Ltd.	1,123	46,340
Suzuki Motor Corp. (a)	3,200	81,394
T&D Holdings, Inc. (a)	3,891	206,352
TAIHEIYO CEMENT CORP. (a)	18,809	45,815
Taisei Corp. (a)	20,866	53,633
Taisho Pharmaceuticals Company, Ltd.	2,762	54,964
Taiyo Nippon Sanso Corp. (a)	5,819	47,114
Taiyo Yuden Company, Ltd. (a)	2,057	20,241
Takara Holdings, Inc.	409	2,834
Takashimaya Company, Ltd. (a)	5,819	65,897
Takeda Pharmaceutical Company, Ltd.	17,049	855,895
Takefuji Corp. (a)	2,056	43,566
Tanabe Seiyaku Company, Ltd. (a)	4,000	46,589
TDK Corp.	2,868	170,749
Teijin, Ltd.	18,104	76,756
Terumo Corp.	3,403	179,118
The 77th Bank, Ltd.	6,523	36,794
The Bank of Yokohama, Ltd. (a)	23,684	162,064
The Hachijuni Bank, Ltd.	9,000	57,664
The Hiroshima Bank, Ltd. (a)	9,000	43,798
The Japan Steel Works, Ltd. (a)	7,000	120,498
The Tokyo Electric Power Company, Ltd.	25,467	685,054
THK Company, Ltd. (a)	2,781	48,271
TIS, Inc. (a)	817	16,477
Tobu Railway Company, Ltd. (a)	16,752	89,896
Toda Corp.	762	3,163
Toho Company, Ltd. (a)	1,933	45,390
Toho Titanium Company, Ltd. (a)	500	12,900
Tohoku Electric Power Company, Inc.	8,480	207,567
Tokai Rika Company, Ltd.	1,100	28,900
Tokuyama Corp. (a)	4,000	29,376
Tokyo Broadcasting Company, Ltd.	852	20,562
Tokyo Electron, Ltd.	3,432	210,347
Tokyo Gas Company, Ltd.	42,835	174,585
Tokyo Seimitsu Company, Ltd.	600	11,099
Tokyo Steel Manufacturing Company, Ltd. (a)	1,800	24,730
Tokyo Tatemono Company, Ltd. (a)	6,000	39,883
Tokyu Corp.	21,866	111,547
Tokyu Land Corp. (a)	9,171	58,406
TonenGeneral Sekiyu K.K. (a)	6,171	53,040
Toppan Printing Company, Ltd. (a)	10,990	128,520
Toray Industries, Inc. (a)	26,389	172,963
Toshiba Corp. (a)	65,711	441,625
Tosoh Corp.	9,228	32,068
Toto, Ltd. (a)	5,171	49,214
Toyo Seikan Kaisha, Ltd. (a)	3,209	61,433
Toyo Suisan Kaisha, Ltd. (a)	1,705	25,623
Toyobo Company, Ltd.	933	1,961
Toyoda Gosei Company, Ltd.	1,134	43,144
Toyota Boshoku Corp. (a)	1,500	45,311
Toyota Industries Corp.	3,590	128,567
Toyota Motor Corp.	54,347	2,746,035
Toyota Tsusho Corp.	4,400	94,499
Trend Micro, Inc. (a)	2,233	88,123

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ube Industries, Ltd. (a)	21,037	$68,701
UNI Charm Corp. (a)	858	62,986
UNY Company, Ltd.	3,762	36,110
Urban Corp. (a)	2,700	11,683
Ushio, Inc.	1,957	37,062
USS Company, Ltd.	393	27,384
Wacoal Corp. (a)	3,057	45,405
West Japan Railway Company, Ltd.	34	150,560
Yahoo Japan Corp. (a)	303	159,242
Yakult Honsha Company, Ltd. (a)	1,957	60,956
Yamada Denki Company, Ltd. (a)	1,726	150,485
Yamaha Corp.	3,426	66,163
Yamaha Motor Company, Ltd. (a)	3,591	66,739
Yamato Kogyo Company, Ltd.	600	24,449
Yamato Transport Company, Ltd.	7,580	111,392
Yamazaki Baking Company, Ltd. (a)	1,409	13,442
YASKAWA Electric Corp. (a)	5,000	47,880
Yokogawa Electric Corp.	3,814	38,745

		51,096,653
Luxembourg - 0.54%
ArcelorMittal	18,271	1,494,371
Millicom International Cellular SA, ADR *	624	59,592
SES, ADR	2,639	55,770
Tenaris SA, ADR (a)	6,160	307,076

		1,916,809
Malaysia - 0.44%
AirAsia BHD *	13,200	5,677
AMMB Holdings BHD	29,362	31,732
Berjaya Sports Toto BHD	15,600	25,210
British American Tobacco Malaysia BHD	2,400	31,929
Bursa Malaysia BHD	6,000	17,083
Commerce Asset Holdings	48,100	150,530
Digi.Com BHD *	2,800	21,415
DRB-Hicom BHD	9,800	3,913
Gamuda BHD	28,800	29,847
Genting BHD	35,100	72,349
Guinness Anchor BHD	2,200	3,754
Hong Leong Bank BHD	9,200	16,740
Hong Leong Credit BHD	3,400	4,738
IGB Corp. BHD	15,700	7,762
IJM Corp. BHD	11,300	21,628
IOI Corp. BHD	62,350	139,053
IOI Properties BHD	700	2,615
KLCC Property Holdings BHD	6,800	6,239
KNM Group BHD	10,600	17,637
Kuala Lumpur Kepong BHD	8,100	41,234
Lafarge Malayan Cement BHD	5,670	7,545
Magnum Corp. BHD	16,800	17,727
Malayan Bank BHD	46,250	122,719
Malaysian Airline System BHD *	5,600	6,230
Malaysian Bulk Carriers BHD	2,525	3,396
Malaysian Pacific Industries BHD	1,400	3,846
Malaysian Plantations BHD	12,700	10,675
Malaysian Resources Corp. BHD *	7,600	3,261
Media Prima BHD	6,100	4,330

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
MISC BHD	21,200	$61,075
MMC Corp. BHD	13,000	13,084
Mulpha International BHD *	12,300	3,512
Multi-Purpose Holdings BHD	4,700	2,751
Petronas Dagangan BHD	4,000	10,037
Petronas Gas BHD	9,300	29,167
PLUS Expressways BHD	28,700	28,818
POS Malaysia & Services Holdings BHD	6,100	3,598
PPB Group BHD	9,200	29,492
Proton Holdings BHD *	5,900	7,145
Public Bank BHD	20,000	68,400
Resorts World BHD	52,100	56,308
RHB Capital BHD	5,900	8,860
Scomi Group BHD	11,400	3,554
Shell Refining Company Federation
of Malaya BHD	1,100	3,757
Sime Darby BHD *	53,546	156,528
SP Setia BHD	14,100	16,486
Star Publications Malaysia BHD	3,800	4,071
TA Enterprise BHD	12,800	4,710
Tanjong PLC	4,300	22,670
Telekom Malaysia, BHD	19,600	65,245
Tenaga Nasional BHD	24,600	56,775
UEM World BHD	13,200	13,469
UMW Holdings BHD	9,800	18,573
YTL Corp. BHD	15,900	36,892
YTL Power International BHD	18,844	14,353

		1,570,144
Mexico - 1.00%
Alfa SA de CV	6,702	44,836
America Movil SA de CV (a)	381,319	1,214,603
Axtel SAB de CV, ADR *	11,700	25,175
Banco Compartamos SA de CV, ADR * (a)	4,600	20,422
Carso Global Telecom SAB de CV *	7,000	36,872
Carso Infraestructura y Construccion SA de
CV *	11,400	11,343
Cemex SA de CV *	144,143	379,226
Coca-Cola Femsa SA de CV	5,853	33,327
Consorcio ARA SA de CV (a)	16,060	16,358
Controladora Comercial Mexicana SA de CV	6,929	19,532
Corp. GEO SA de CV, Series B *	9,052	28,918
Desarrolladora Homex SA de CV *	2,800	27,230
Empresas ICA Sociedad
Controladora SA de CV *	6,900	41,013
Fomento Economico Mexicano SA de CV	44,355	184,959
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	9,100	41,162
Grupo Aeroportuario del Sureste SA de CV	2,092	11,991
Grupo Bimbo SA de CV	6,258	37,632
Grupo Carso SA de CV	11,588	48,997
Grupo Elektra SA de CV *	1,400	38,608
Grupo Financiero Banorte SA de CV	27,375	118,577
Grupo Mexico SA	25,905	171,966
Grupo Modelo SA (a)	10,217	44,736
Grupo Televisa SA	48,683	235,576
Industrias Penoles SA de CV	1,898	56,890

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Kimberly-Clark de Mexico SA de CV (a)	10,200	$45,246
Telefonos de Mexico SA de CV	154,966	292,670
TV Azteca SA de CV * (a)	24,147	13,931
Urbi Desarrollos Urbanos SA de CV *	6,300	20,718
Wal-Mart de Mexico SA de CV, Series V (a)	64,246	273,760

		3,536,274
Netherlands - 1.96%
Aegon NV	27,732	406,952
Akzo Nobel NV	5,306	425,730
ASML Holding NV *	7,862	193,848
Corio NV	751	65,691
DSM NV	2,818	135,886
Fugro NV - CVA	979	76,088
Heineken Holding NV	882	44,375
Heineken NV	4,751	275,935
ING Groep NV	36,956	1,381,613
Koninklijke (Royal) KPN NV	37,659	635,743
Koninklijke (Royal) Philips Electronics NV	22,389	857,045
Koninklijke Ahold NV *	24,509	363,828
Oce NV	326	5,543
Randstad Holdings NV	737	34,513
Reed Elsevier NV	12,003	229,501
SBM Offshore NV	2,731	88,100
TNT Post Group NV	7,795	289,157
TomTom NV *	994	41,104
Unilever NV	33,696	1,134,323
Vedior NV	3,354	97,609
Wereldhave NV	186	22,923
Wolters Kluwer NV	5,436	144,151

		6,949,658
New Zealand - 0.09%
Auckland International Airport, Ltd.	18,756	33,693
Contact Energy, Ltd.	5,539	34,759
Fisher & Paykel Appliances Holdings, Ltd. (a)	5,069	9,384
Fisher & Paykel Healthcare Corp.	9,802	22,622
Fletcher Building, Ltd.	9,400	62,006
Kiwi Income Property Trust	14,946	14,225
Sky City Entertainment Group, Ltd.	8,831	25,641
Sky Network Television, Ltd.	3,742	14,120
Telecom Corp. of New Zealand, Ltd.	37,074	109,369
Vector, Ltd. (a)	4,817	6,519

		332,338
Norway - 0.73%
Acergy SA	3,939	84,706
Aker Kvaerner ASA *	3,351	76,757
Den Norske Bank ASA	15,199	232,038
Det Norske Oljeselskapb ASA *	7,500	13,481
Lighthouse Caledonia ASA *	452	372
Norsk Hydro ASA	14,691	215,221
Ocean Rig ASA *	1,625	12,502
Orkla ASA	16,961	215,797
Pan Fish ASA *	53,200	31,295
Petroleum Geo-Services ASA *	3,465	86,023
ProSafe ASA *	3,700	58,299
Renewable Energy Corp. ASA *	3,597	101,308

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Schibsted ASA	429	$12,878
Statoil ASA	26,208	786,265
Stolt-Nielsen SA	400	8,366
Storebrand ASA	8,141	64,530
Tandberg ASA	1,036	15,626
Telenor ASA	17,209	331,408
TGS Nopec Geophysical Company ASA *	1,000	14,568
Tomra Systems ASA	1,467	11,140
Yara International ASA	3,691	214,659

		2,587,239
Peru - 0.13%
Cia de Minas Buenaventura SA	1,973	135,136
Credicorp SA	1,069	76,444
Credicorp, Ltd., ADR	76	5,452
Minsur SA *	8,301	27,650
Southern Peru Copper Corp.	1,951	200,953
Volcan Compania Minera SA, CMN Series B	9,513	28,259

		473,894
Philippines - 0.10%
Ayala Corp.	2,808	26,608
Ayala Land, Inc.	117,600	30,308
Banco De Oro	8,500	10,618
Bank of the Philippine Islands	24,560	31,274
Filinvest Land, Inc. *	112,500	2,808
First Philippine Holdings Corp.	5,200	5,116
Globe Telecommunications, Inc.	600	21,690
International Container Terminal Services, Inc.	19,722	14,907
Jollibee Foods Corp.	8,000	9,171
Manila Electric Company *	4,840	9,290
Megaworld Corp.	189,000	11,172
Metropolitan Bank & Trust Company	12,400	11,929
Petron Corp.	25,000	3,419
Philippine Long Distance Telephone Company	1,250	83,584
PNOC Energy Development Corp.	125,199	17,711
San Miguel Corp.	5,600	6,450
SM Investments Corp.	3,138	21,065
SM Prime Holdings, Ltd.	98,916	20,198

		337,318
Poland - 0.35%
Agora SA	895	17,097
Bank BPH SA	184	7,475
Bank Millennium SA	6,188	23,185
Bank Pekao SA	2,210	197,261
Bank Zachodni WBK SA	469	39,077
Bioton SA *	22,883	8,401
Boryszew SA *	430	1,572
BRE Bank SA *	190	31,047
Cersanit-Krasnystaw SA *	1,513	17,934
Computerland SA	64	952
Debica SA	142	6,488
Echo Investment SA *	4,850	14,554
Getin Holding SA *	3,666	20,617
Globe Trade Centre SA *	2,583	43,903
Grupa Kety SA	91	4,941
Grupa Lotos SA	517	8,172

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
KGHM Polska Miedz SA	2,559	$118,258
Orbis SA	558	14,608
PBG SA *	188	27,166
Polimex Mostostal SA	9,197	33,330
Polish Oil & Gas Company	25,256	55,778
Polska Grupa Farmaceutyczna SA	156	5,130
Polski Koncern Naftowy Orlen SA *	6,838	122,223
Powszechna Kasa Oszczednosci Bank
Polski SA	10,649	216,369
Prokom Software SA	110	6,328
Softbank SA	605	19,823
Telekomunikacja Polska SA	14,928	148,766
TVN SA	3,361	34,733

		1,245,188
Portugal - 0.28%
Banco BPI, SA	5,964	31,539
Banco Comercial dos Acores, SA	47,481	154,679
Banco Espirito Santo SA	4,938	85,900
Brisa Auto Estrada, SA	6,589	94,314
Cimpor-Cimentos De Portugal, SA	4,621	41,909
Electricidade de Portugal SA	44,049	267,413
Jeronimo Martins, SGPS SA	3,740	30,079
Portugal Telecom, SGPS, SA	17,314	201,223
PT Multimedia.com, SGPS, SA	5,175	61,364
Sonae Capital *	1,967	4,285
Sonae Industria, SGPS SA *	1,232	8,561
Sonae, SGPS, SA	15,740	28,978

		1,010,244
Russia - 1.85%
AFK Sistema, Reg. S, Spons. GDR	2,267	72,804
JSC MMC Norilsk Nickel, ADR	17,370	488,965
Lukoil Oil Company, ADR	10,185	873,873
Mechel Steel Group, ADR	783	89,098
Mobile Telesystems, SADR	4,139	313,943
NovaTek OAO, ADR	1,671	134,796
Novolipetsk Steel, ADR	1,822	78,255
OAO Gazprom, SADR	50,741	2,587,791
Polyus Gold Company ZAO, SADR (a)	1,627	87,044
RAO Unified Energy System, SADR (a)	2,454	254,971
Rostelecom, ADR (a)	1,268	91,296
Sberbank, ADR	1,600	500,800
Sberbank	209	71,639
Severstal, ADR	4,250	96,050
Sibirtelecom, ADR	359	28,002
Surgutneftegaz, ADR *	3,062	145,966
Tatneft, ADR	1,397	181,610
UralsvyAzinform, ADR	1,226	12,873
VolgaTelecom, ADR	636	6,424
VTB Bank OJSC, GDR *	18,195	131,470
Vympel Communicatii, SADR	9,590	286,645
Wimm-Bill-Dann Foods OJSC, ADR	426	43,656

		6,577,971
Singapore - 0.85%
Allgreen Properties, Ltd.	15,369	13,853
Ascendas, REIT *	21,469	37,649

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Capitacommercial *	21,000	$34,195
Capitaland, Ltd. *	32,275	150,841
CapitaMall Trust *	20,658	52,279
Chartered Semiconductor Manufacturing, Ltd. *	570	302
City Developments, Ltd.	10,285	83,087
ComfortDelGro Corp., Ltd.	37,731	50,261
Cosco Corp. Singapore, Ltd.	16,000	43,439
DBS Group Holdings, Ltd.	23,684	311,879
Fraser and Neave, Ltd.	16,900	60,180
Genting International PLC * (a)	48,000	21,005
Haw Par Corp., Ltd.	1,877	9,444
Jardine Cycle and Carriage, Ltd.	2,557	36,607
Keppel Corp., Ltd.	22,980	167,285
Keppel Land, Ltd. (a)	7,876	32,050
Neptune Orient Lines, Ltd.	8,638	20,612
Olam International, Ltd. (a)	13,000	20,561
Oversea-Chinese Banking Corp., Ltd.	51,752	306,706
Parkway Holdings, Ltd. (a)	12,229	28,741
SembCorp Industries, Ltd.	18,604	55,465
SembCorp Marine, Ltd.	17,293	48,551
Singapore Airlines, Ltd.	11,260	128,117
Singapore Exchange, Ltd.	16,399	90,634
Singapore Land, Ltd.	2,409	11,989
Singapore Petroleum Company, Ltd.	4,000	19,787
Singapore Post, Ltd.	31,151	26,140
Singapore Press Holdings, Ltd. (a)	31,441	105,533
Singapore Technologies Engineering, Ltd.	27,798	68,761
Singapore Telecommunications, Ltd.	165,410	473,472
SMRT Corp., Ltd. (a)	14,990	19,906
Suntec Real Estate Investment Trust *	809	857
United Overseas Bank, Ltd.	25,037	350,338
United Overseas Land, Ltd.	10,531	29,727
Venture Corp., Ltd.	4,466	34,480
Wilmar International, Ltd. *	8,000	24,545
Wing Tai Holdings, Ltd. (a)	9,228	14,796
Yanlord Land Group, Ltd. (a)	9,000	14,014

		2,998,088
South Africa - 1.18%
ABSA Group, Ltd. (a)	3,024	37,898
African Bank Investments, Ltd.	12,141	39,905
African Rainbow Minerals, Ltd.	2,286	63,370
Allan Gray Property Trust (a)	8,797	6,568
Anglo Platinum, Ltd.	1,464	214,854
AngloGold Ashanti, Ltd.	4,502	151,624
Aspen Pharmacare Holdings, Ltd. *	3,929	15,508
Aveng, Ltd.	7,164	51,259
AVI, Ltd.	2,802	5,470
Barloworld, Ltd.	4,271	56,860
Bidvest Group, Ltd. *	5,328	73,656
FirstRand, Ltd.	58,511	115,603
Foschini, Ltd.	3,862	18,324
Freeworld Coatings, Ltd. *	4,271	4,634
Gold Fields, Ltd.	12,849	179,518
Grindrod, Ltd.	2,953	8,036
Harmony Gold Mining Company, Ltd. *	7,164	85,434
Hulamin, Ltd.	73	216

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Impala Platinum Holdings, Ltd.	10,936	$422,813
Imperial Holdings, Ltd. *	3,712	36,364
Investec, Ltd.	3,548	25,219
JD Group, Ltd.	3,458	15,620
Kumba Iron Ore, Ltd.	1,637	62,543
Kumba Resources, Ltd.	2,419	32,939
Lewis Group, Ltd. (a)	1,660	8,579
Liberty Group, Ltd. * (a)	2,285	20,712
Massmart Holdings, Ltd.	4,162	34,437
Metropolitan Holdings, Ltd.	4,942	8,169
Mittal Steel South Africa, Ltd.	4,327	105,001
MTN Group, Ltd.	30,408	462,245
Murray & Roberts Holdings, Ltd.	5,984	70,584
Nampak, Ltd. *	4,890	9,902
Naspers, Ltd.	7,253	126,591
Nedbank Group, Ltd.	4,305	62,105
Network Healthcare Holdings, Ltd. *	23,875	25,203
Pick'n Pay Stores, Ltd.	4,044	14,228
Pretoria Portland Cement Company, Ltd.	11,048	54,576
Remgro, Ltd.	4,660	112,728
Reunert, Ltd.	3,548	24,742
RMB Holdings, Ltd.	6,984	21,121
Sanlam, Ltd.	46,616	109,911
Sappi, Ltd.	4,055	46,260
Sasol, Ltd.	12,180	586,598
Shoprite Holdings, Ltd. (a)	9,221	43,157
Spar Group, Ltd.	1,559	9,344
Standard Bank Group, Ltd.	22,373	243,619
Steinhoff International Holdings, Ltd. *	20,743	46,315
Super Group, Ltd.	5,037	4,530
Telkom SA, Ltd.	6,099	98,761
Tiger Brands, Ltd.	3,408	56,205
Truworths International, Ltd. (a)	9,550	30,067
Woolworths Holdings, Ltd.	15,999	23,935

		4,183,860
South Korea - 2.59%
Amorepacific Corp.	60	32,504
Asiana Airlines (a)	566	3,835
Cheil Communications, Inc.	30	7,237
Cheil Industries, Inc. (a)	840	40,943
CJ CheilJedang Corp. *	195	43,490
Daegu Bank	2,740	36,928
Daelim Industrial Company	580	74,588
Daewoo Engineering & Construction
Company, Ltd.	2,851	62,387
Daewoo International Corp. (a)	1,020	36,951
Daewoo Securities Company, Ltd. * (a)	2,380	52,830
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,010	77,195
Daishin Securities Company, Ltd. * (a)	320	7,347
Daum Communications Corp. * (a)	71	5,329
DC Chemical Company, Ltd.	270	103,363
Dongbu Insurance Company, Ltd. *	800	30,884
Dongkuk Steel Mill Company, Ltd.	760	29,838
Doosan Corp. * (a)	160	31,037

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Doosan Heavy Industries and Construction
Company, Ltd. (a)	670	$90,396
Doosan Infracore Company, Ltd. (a)	1,610	53,938
GS Engineering & Construction Corp.	750	110,679
GS Holdings Corp.	430	16,794
Hana Financial Group, Inc.	2,370	97,139
Hanjin Heavy Industries & Construction
Company, Ltd. (a)	657	41,675
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. *	243	8,584
Hanjin Shipping Company, Ltd.	1,060	41,880
Hankook Tire Company, Ltd.	2,050	32,614
Hanmi Pharm Company, Ltd.	48	7,554
Hanwha Chem Corp. (a)	1,100	18,684
Hanwha Corp.	970	51,399
Hite Brewery Company, Ltd.	230	25,969
Honam Petrochemical Corp.	270	22,091
Hynix Semiconductor, Inc. * (a)	1,750	49,347
Hyosung Corp.	460	31,245
Hyundai Autonet Company, Ltd.	600	3,443
Hyundai Department Store Company, Ltd.	320	30,881
Hyundai Development Company	1,320	90,759
Hyundai Engineering & Construction
Company, Ltd. (a)	930	81,041
Hyundai Heavy Industries (a)	870	327,354
Hyundai Marine & Fire
Insurance Company, Ltd. *	600	12,720
Hyundai Merchant Marine Company, Ltd. (a)	740	33,732
Hyundai Mipo Dockyard	230	51,833
Hyundai Mobis	1,140	89,178
Hyundai Motor Company, Ltd. (a)	3,190	254,750
Hyundai Securities Company, Ltd. * (a)	2,994	46,909
Hyundai Steel Company	1,080	75,928
Industrial Bank of Korea	1,470	21,783
Kangwon Land, Inc.	2,000	41,283
KCC Corp.	100	46,383
Kia Motors Corp. * (a)	3,770	43,539
Kookmin Bank, SADR	554	31,052
Kookmin Bank	6,380	358,093
Korea Electric Power Corp., ADR	744	11,190
Korea Electric Power Corp. (a)	4,950	149,967
Korea Exchange Bank	5,560	74,325
Korea Gas Corp.	430	31,943
Korea Investment Holdings Company, Ltd. *	860	40,574
Korea Line Corp.	180	34,035
Korea Zinc Company, Ltd.	260	31,565
Korean Air Lines Company, Ltd. (a)	717	38,809
Korean Reinsurance Company, Ltd. *	1,254	12,789
KT Corp., SADR	266	6,317
KT Corp. (a)	2,650	125,982
KT Freetel Company, Ltd. * (a)	1,520	44,514
KT&G Corp.	2,240	175,933
Kumho Industrial Company, Ltd.	700	32,376
LG Chem, Ltd.	1,109	83,177
LG Corp.	840	63,457
LG Dacom Corp. (a)	700	13,262
LG Electronics, Inc. (a)	1,910	245,469

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
LG Fashion Corp., Ltd.	382	$9,808
LG Household & Health Care, Ltd.	240	41,457
LG International Corp.	507	10,196
LG Philips LCD Company, Ltd., ADR	57	1,273
LG Philips LCD Company, Ltd. (a)	2,200	98,236
LG Telecom, Ltd.	2,476	19,578
Lotte Chilsung Beverage Company, Ltd.	10	9,389
Lotte Confectionery Company, Ltd.	20	25,620
Lotte Shopping Company, Ltd.	180	54,764
LS Cable, Ltd.	370	33,664
Mirae Asset Securities Company, Ltd. * (a)	440	62,121
NCSoft Corp. (a)	240	11,171
NHN Corp. *	804	188,801
Nong Shim Company, Ltd.	50	9,127
Orion Corp.	60	10,320
Pacific Corp.	40	4,863
Poongsan Corp. (a)	460	8,054
POSCO, SADR	320	38,074
POSCO	1,430	684,538
Pusan Bank	2,410	30,248
S1 Corp.	320	16,639
Samsung Card Company, Ltd.	660	31,281
Samsung Corp.	2,720	191,277
Samsung Electro-Mechanics Company, Ltd. (a)	1,260	68,981
Samsung Electronics Company, Ltd.	2,260	1,429,116
Samsung Engineering Company, Ltd.	630	58,726
Samsung Fine Chemicals Company, Ltd.	370	20,216
Samsung Fire & Marine
Insurance Company, Ltd. *	740	153,415
Samsung Heavy Industries Company, Ltd.	3,520	112,976
Samsung SDI Company, Ltd. *	680	53,584
Samsung Securities Company, Ltd. * (a)	1,050	77,498
Samsung Techwin Company, Ltd.	1,140	62,339
Shinhan Financial Group Company, Ltd.,
SADR *	175	18,475
Shinhan Financial Group Company, Ltd.	6,960	367,689
Shinsegae Company, Ltd. (a)	290	183,153
SK Corp.	762	109,925
SK Energy Company, Ltd.	1,017	105,284
SK Networks Company, Ltd. *	2,070	42,862
SK Telecom Company, Ltd., ADR	657	14,198
SK Telecom Company, Ltd. (a)	720	136,292
S-Oil Corp.	880	56,133
STX Engine Company, Ltd.	260	12,230
STX Pan Ocean Co Ltd *	25,400	55,656
STX Shipbuilding Company, Ltd.	910	34,039
Taihan Electric Wire Company, Ltd. (a)	400	21,648
Tong Yang Investment Bank *	1,987	32,947
Woongjin Coway Company, Ltd.	990	29,959
Woori Finance Holdings Company, Ltd.	2,310	40,447
Woori Investment & Securities Company, Ltd. * (a)	1,740	37,067
Yuhan Corp.	68	12,790

		9,171,163
Spain - 3.10%
Abertis Infraestructuras SA	4,846	157,821
Acciona SA	525	140,570

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Acerinox SA (a)	2,737	$75,862
ACS Actividades SA	3,990	227,169
Antena 3 de Television SA	1,022	14,037
Banco Bilbao Vizcaya Argentaria SA	73,844	1,623,846
Banco de Sabadell SA (a)	8,515	93,389
Banco Popular Espanol SA (a)	16,136	292,510
Banco Santander Central Hispano SA	123,688	2,464,107
Bankinter SA, ADR	2,042	32,401
Cintra Concesiones de Infraestructuras de
Transporte SA	3,941	58,326
Corporacion Mapfre SA (a)	8,536	42,861
Criteria Caixacorp SA *	15,200	104,388
Enagas	3,736	111,604
Fomento de Construcciones SA	777	51,198
Gamesa Corporacion Tecno SA	3,163	144,395
Gas Natural SDG SA	2,082	128,638
Gestevision Telecinco SA	1,724	35,084
Grupo Ferrovial SA	1,077	78,096
Iberdrola Renovables *	18,776	130,724
Iberdrola SA, GDR	9,196	178,311
Iberdrola SA	70,738	1,094,029
Iberia Lineas Aereas de Espana SA	7,171	31,227
Indra Sistemas SA (a)	1,851	53,307
Industria de Diseno Textil SA	4,124	228,897
Promotora de Informaciones SA	955	14,374
Red Electrica De Espana	1,965	120,343
Repsol YPF SA	15,394	530,340
Sacyr Vallehermoso SA (a)	1,346	46,758
Sogecable SA *	761	33,385
Telefonica SA	86,402	2,482,502
Union Fenosa SA	2,005	134,786
Zardoya Otis SA	1,940	53,831
Zeltia SA *	402	2,945

		11,012,061
Sweden - 1.69%
Alfa Laval AB	1,917	116,654
Assa Abloy AB - Series B	6,301	114,398
Atlas Copco AB, Series A, ADR *	13,021	222,651
Atlas Copco AB, Series B, ADR *	7,502	117,879
Axfood AB	212	7,553
Billerud Aktibolag AB	793	9,017
Boliden AB *	6,000	64,045
Castellum AB	1,352	16,510
D. Carnegie & Company AB *	627	10,558
Electrolux AB, Series B (a)	4,999	82,321
Elekta AB, Series B	723	12,527
Eniro AB	1,366	9,957
Ericsson LM, Series B	288,750	566,469
Fabege AB, ADR *	1,104	11,808
Getinge AB, Series B	3,331	86,524
Hennes & Mauritz AB, B shares	9,268	570,528
Hoganas AB, Series B	447	10,642
Holmen AB, Series B *	1,129	39,071
Husqvarna AB, B Shares	5,579	67,223
Investor AB, B shares *	4,400	99,106
Kungsleden AB	1,167	14,495

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Lundin Petroleum AB, Series A *	4,812	$65,362
Modern Times Group AB, Series B	1,026	71,630
Nobia AB *	1,200	10,379
Nordea Bank AB	40,698	660,124
Oriflame Cosmetics AB	384	25,527
Sandvik AB *	18,479	321,476
SAS AB *	1,346	12,421
Scania AB, Series B *	7,348	154,014
Securitas AB, B Shares	6,101	80,697
Securitas Systems AB	5,101	14,827
Skandinaviska Enskilda Banken AB, Series A *	9,333	244,513
Skanska AB, Series B	7,341	147,199
SKF AB, B Shares *	8,048	162,035
SSAB Svenskt Stal AB, Series A	3,427	96,519
SSAB Svenskt Stal AB, Series B	1,557	40,061
Svenska Cellulosa AB, ADR *	10,924	199,177
Svenska Handelsbanken AB, Series A	9,561	278,633
Swedbank AB, A shares	3,500	98,162
Swedish Match AB	5,347	116,773
Tele2 AB, Series B	6,023	113,936
Teliasonera AB	43,557	349,680
Trelleborg AB, Series B	646	12,896
Volvo AB, Series A *	9,710	144,669
Volvo AB, Series B *	21,180	320,906
Wihlborgs Fastigheter AB	171	3,909

		5,995,461
Switzerland - 5.40%
ABB, Ltd.	46,799	1,261,334
Actelion, Ltd. *	2,233	121,869
Adecco SA	2,791	161,226
Ciba Specialty Chemicals AG (a)	1,376	50,181
Compagnie Financiere
Richemont AG, Series A *	10,855	609,429
Credit Suisse Group AG	22,315	1,136,232
EFG International, ADR	761	26,061
Geberit AG, ADR	803	119,684
Givaudan AG	132	130,576
Holcim, Ltd.	4,523	475,067
Julius Baer Holding AG	2,109	155,675
Kudelski SA	577	8,473
Kuehne & Nagel International AG	1,143	114,567
Kuoni Reisen Holding AG, Series B	62	34,471
Lindt & Spruengli AG, ADR	15	49,809
Logitech International SA *	3,262	82,765
Lonza Group AG	952	126,297
Nestle SA	8,334	4,165,686
Nobel Biocare Holding AG, Series BR (a)	508	118,303
Novartis AG	49,255	2,527,472
Pargesa Holding SA, ADR	224	24,977
Phonak Holding AG	990	91,154
PSP Swiss Property AG *	340	22,961
Rieter Holding AG	84	32,161
Roche Holdings AG - Genusschein	14,911	2,810,273
Schindler Holding AG	987	73,941
Societe Generale de Surveillance Holdings AG	99	142,561
Straumann Holding AG	148	42,305

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Sulzer AG	63	$83,290
Swatch Group AG, BR shares	675	180,745
Swatch Group AG	1,005	51,595
Swiss Life Holding *	713	198,299
Swiss Re	7,463	652,362
Swisscom AG	461	158,107
Syngenta AG *	2,186	638,628
Synthes AG	1,259	176,020
UBS AG	44,189	1,286,698
Unaxis Holding AG *	119	41,951
Zurich Financial Services AG	3,108	979,667

		19,162,872
Taiwan - 2.17%
Acer Sertek, Inc.	44,660	80,517
Advanced Semiconductor Engineering, Inc.	77,319	75,803
Advantech Company, Ltd.	6,200	14,690
Asia Cement Corp.	32,000	57,462
Asia Optical Company, Inc.	3,029	8,179
Asustek Computer, Inc.	61,935	182,442
AU Optronics Corp.	120,349	207,827
BenQ Corp. *	23,400	19,941
Catcher Technology Company, Ltd.	10,400	38,813
Cathay Financial Holdings Company, Ltd.	114,000	292,622
Cathay Real Estate Development
Company, Ltd.	14,000	12,487
Chang Hwa Commercial Bank, Ltd.	77,000	58,372
Cheng Shin Rubber Industry Company, Ltd.	13,910	28,394
Cheng Uei Precision Industry Company, Ltd.	6,300	13,998
Chi Mei Optoelectronics Corp.	83,040	109,898
China Airlines, Ltd.	18,537	10,792
China Development Financial Holdings Corp.	173,040	80,045
China Motor Company, Ltd.	8,040	7,806
China Steel Corp.	164,830	262,212
Chinatrust Finance Holding Company, Ltd. *	142,000	138,142
Chunghwa Picture Tubes, Ltd. *	123,000	37,784
Chunghwa Telecom Company, Ltd. *	97,636	257,751
CMC Magnetics Corp. *	52,000	17,189
Compal Communications, Inc.	3,150	5,628
Compal Electronics, Inc.	64,295	61,824
Compeq Manufactuing Company, Ltd.	14,000	4,650
Delta Electronics, Inc.	29,350	86,930
D-Link Corp.	10,608	17,576
E.Sun Financial Holding Company, Ltd. *	53,000	32,407
Epistar Corp.	7,751	21,768
Eternal Chemical Company, Ltd.	10,080	11,796
EVA Airways Corp. *	19,000	11,393
Evergreen Marine Corp.	22,000	21,804
Everlight Electronics Company, Ltd.	4,000	13,694
Far Eastern Department Stores Company, Ltd.	13,000	21,654
Far Eastern Textile, Ltd.	52,530	88,980
Far EasTone Telecommunications Company,
Ltd.	12,927	22,092
Firich Enterprises Company, Ltd.	1,000	10,372
First Financial Holding Company, Ltd.	84,660	88,934
Formosa Chemicals & Fibre Corp.	56,000	145,811
Formosa Petrochemical Corp.	38,000	113,231

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Formosa Plastic Corp.	81,000	$246,035
Formosa Taffeta Company, Ltd.	16,000	18,185
Foxconn Technology Company, Ltd.	8,050	48,014
Fubon Group Company, Ltd.	69,000	78,535
Fuhwa Financial Holdings Company, Ltd. *	112,060	105,915
Gigabyte Technology Company, Ltd.	9,000	7,177
HannStar Display Corp. *	79,488	34,309
High Tech Computer Corp.	9,100	205,564
Hon Hai Precision Industry Company, Ltd.	99,816	574,660
Hua Nan Financial Holdings Company, Ltd.	69,000	63,768
InnoLux Display Corp.	39,513	105,606
Inotera Memories, Inc.	58,300	52,087
Inventec Appliances Corp.	3,150	6,288
Inventec Company, Ltd.	27,300	16,801
KGI Securities Company, Ltd.	44,000	33,256
Kinpo Electronics, Inc.	16,320	5,710
Kinsus Interconnect Technology Corp.	4,400	11,810
Largan Precision Company, Ltd.	2,040	21,345
Lite-On Technology Corp.	35,944	41,954
Macronix International Company, Ltd.	52,913	24,208
MediaTek, Inc.	15,750	209,207
Mega Financial Holding Company, Ltd.	172,000	135,701
Micro-Star International Company, Ltd.	11,657	10,030
Mitac International	24,346	22,159
Mosel Vitelic, Inc.	17,510	14,525
Motech Industries, Inc.	2,425	16,791
Nan Ya Plastics Corp.	100,000	249,657
Nan Ya Printed Circuit Board Corp.	3,079	14,753
Nanya Technology Corp.	54,168	32,380
Novatek Microelectronics Corp., Ltd.	8,159	29,981
Oriental Union Chemical Corp.	8,160	9,180
Pan-International Industrial Company, Ltd.	5,000	8,983
Phoenix Precision Technology Corp.	11,054	7,819
Polaris Securities Company, Ltd. *	34,760	24,994
Pou Chen Corp.	37,735	36,825
Powerchip Semiconductor Corp.	140,613	52,846
Powertech Technology, Inc.	8,050	29,152
President Chain Store Corp.	9,000	30,842
ProMOS Technologies, Inc.	109,000	26,857
Quanta Computer, Inc.	38,680	53,638
Realtek Semiconductor Corp.	7,875	23,576
Richtek Technology Corp.	1,000	8,002
Ritek Corp. *	50,000	13,066
Shin Kong Financial Holding Company, Ltd.	69,511	52,577
Siliconware Precision Industries Company	51,907	87,481
Sino-American Silicon Products, Inc.	3,000	21,050
SinoPac Holdings Company, Ltd.	126,000	60,002
Synnex Technology International Corp.	14,700	40,315
Taishin Financial Holdings Company, Ltd. *	87,000	43,655
Taiwan Cellular Corp.	37,242	71,657
Taiwan Cement Corp.	55,550	108,672
Taiwan Cooperative Bank	24,000	23,702
Taiwan Fertilizer Company, Ltd.	12,000	52,959
Taiwan Glass Industrial Corp.	15,960	19,705
Taiwan Navigation Company, Ltd.	4,000	7,652
Taiwan Secom Company, Ltd.	4,000	8,258

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd.	423,004	$875,396
Tatung Company, Ltd. *	73,000	47,321
Teco Electric & Machinery Company, Ltd.	32,000	19,813
Transcend Information, Inc.	4,000	11,889
Tripod Technology Corp.	6,840	23,263
Tung Ho Steel Enterprise Corp.	12,000	22,661
U-Ming Marine Transport Corp.	9,000	27,364
Unimicron Technology Corp.	15,300	21,292
Uni-President Enterprises Corp.	56,180	84,054
United Microelectronics Corp.	243,311	148,223
Vanguard International Semiconductor Corp.	17,168	12,409
Via Technologies, Inc. *	19,000	10,799
Wafer Works Corp.	3,000	12,941
Walsin Lihwa Corp.	57,000	28,278
Wan Hai Lines, Ltd.	24,000	22,396
Waterland Financial Holding Company	22,440	8,887
Winbond Electronics Corp.	60,000	17,806
Wintek Corp.	21,000	19,081
Wistron Corp.	20,138	32,176
Ya Hsin Industrial Company, Ltd. * (j)	14,000	0
Yageo Corp.	45,000	16,593
Yang Ming Marine Transport Corp.	23,183	18,309
Yieh Phui Enterprise Company, Ltd.	14,420	6,987
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	18,180	8,202
Yulon Motor Company, Ltd.	14,208	20,694
Zinwell Corp.	4,000	10,330
Zyxel Communications Corp.	6,120	7,213

		7,687,963
Thailand - 0.28%
Advanced Info Service PCL	16,300	51,073
Airports of Thailand PCL	8,000	14,483
Bangkok Bank PCL, Foreign Shares	19,400	86,017
Bangkok Bank PCL, NVDR (a)	2,200	9,474
Bangkok Bank PCL	11,000	47,372
Bangkok Expressway PCL	4,000	2,579
Bank of Ayudhya PCL *	23,200	17,121
Banpu PCL, Reg.	2,700	36,961
BEC World PCL	13,900	12,582
C.P. Seven Eleven PCL	41,305	13,644
Central Pattana PCL	12,400	11,126
Electricity Generating PCL, Foreign Shares	3,500	10,950
Glow Energy PCL	9,700	9,859
Hana Microelectronics PCL	8,600	5,053
IRPC PCL	149,200	27,248
Kasikornbank PCL - Foreign Shares	32,300	94,873
Kasikornbank PCL, NVDR	4,300	12,356
Krung Thai Bank PCL	52,000	16,681
Land & Houses PCL, Foreign Shares	81,600	26,548
Land & Houses PCL, NVDR	30,300	9,424
Land & Houses PCL	19,700	6,127
National Finance PCL	10,300	5,071
Precious Shipping PCL	5,600	4,322
PTT Aromatics & Refining PCL	18,265	21,899
PTT Chemical PCL	5,118	17,068

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
PTT Exploration & Production PCL	21,300	$102,153
PTT PCL, Foreign Shares	15,600	156,570
Ratchaburi Electricity Generating Holding PCL	6,900	10,136
Siam Cement PCL, Foreign Shares	7,100	49,277
Siam Cement PCL, NVDR	700	4,776
Siam Cement PCL	4,400	30,019
Siam City Cement PCL	900	6,517
Siam Commercial Bank PCL	15,900	45,703
Siam Makro PCL	1,000	3,176
Thai Airways International PCL	8,000	7,369
Thai Oil Public Company, Ltd.	6,800	15,118
True Corp. PCL *	35,200	5,702

		1,006,427
Turkey - 0.22%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	667	3,146
Akbank AS	19,097	80,441
Akcansa Cimento AS	869	3,488
Aksigorta AS *	2,477	9,024
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	4,480	39,746
Arcelik AS	2,015	7,984
Asya Katilim Bankasi AS *	1,221	7,658
Aygaz AS	751	2,548
Cimsa Cimento Sanayi ve Ticaret AS	485	2,422
Dogan Sirketler Grubu Holdings AS *	10,506	10,584
Dogan Yayin Holding AS *	4,344	7,432
Eregli Demir ve Celik Fabrikalari TAS	10,804	75,958
Ford Otomotiv Sanayi AS	1,415	11,049
HACI Omer Sabanci Holdings, AS	8,960	27,956
Hurriyet Gazetecilik AS *	3,825	5,863
Is Gayrimenkul Yatirim Ortakligi AS *	3,116	2,389
KOC Holdings AS *	6,985	19,516
Migros Turk TAS	1,956	28,835
Petkim Petrokimya Holding AS *	1,258	6,154
Tofas Turk Otomobil Fabrik AS	2,534	8,139
Trakya Cam Sanayi AS	3,383	4,266
Tupras Turkiye Petrol Rafine AS	2,491	55,195
Turk Sise ve Cam Fabrikalari AS	6,703	8,281
Turkcell Iletisim Hizmetleri AS	10,931	90,571
Turkiye Garanti Bankasi AS	22,163	100,209
Turkiye Halk Bankasi AS *	6,564	36,610
Turkiye Is Bankasi AS	19,142	71,222
Turkiye Vakiflar Bankasi Tao	21,422	39,194
Ulker Gida Sanayi ve Ticaret AS	1,254	2,498
Vestel Elektronik Sanayi ve Tracaret AS *	1,652	2,061
Yapi ve Kredi Bankasi AS *	11,734	22,841

		793,280
United Kingdom - 15.33%
3i Group PLC	8,193	134,985
AbitibiBowater, Inc. *	405	5,240
Aggreko PLC	1,968	25,222
Alliance & Leicester PLC	3,386	34,850
AMEC PLC	6,776	97,324
Anglo American PLC	26,302	1,576,580
Antofagasta PLC	3,501	48,743

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
ARM Holdings PLC	28,261	$49,358
Arriva PLC	1,589	21,643
Associated British Foods PLC	3,212	55,792
AstraZeneca Group PLC	29,381	1,102,082
Astro All Asia Networks PLC, GDR	9,300	10,206
Aviva PLC	50,605	620,490
BAE Systems PLC	68,976	665,128
Barclays PLC	137,864	1,243,769
Barratt Developments PLC	5,449	44,746
BBA Aviation PLC	2,693	8,046
Berkeley Group Holdings PLC *	1,880	41,605
BG Group PLC	66,750	1,546,689
BHP Billiton PLC	45,689	1,345,718
BICC PLC	8,190	76,672
Biffa PLC	2,515	17,408
Bovis Homes Group PLC	347	4,177
BP PLC	386,462	3,915,508
Britannic Group PLC	13,425	182,382
British Airways PLC *	12,413	57,739
British American Tobacco PLC	30,189	1,133,895
British Energy Group PLC	20,979	271,833
British Land Company PLC	9,665	176,035
British Sky Broadcasting Group PLC	23,152	255,985
Brixton PLC	1,752	11,474
BT Group PLC	160,295	692,023
Bunzl PLC	7,327	103,195
Burberry Group PLC	9,393	84,025
Cable & Wireless PLC	53,110	157,074
Cadbury Schweppes PLC	42,160	464,711
Capita Group PLC	12,348	166,374
Carnival PLC	3,497	139,351
Carphone Warehouse	7,329	41,509
Cattles PLC	2,588	11,896
Centrica PLC	71,316	422,535
Charter PLC *	1,317	22,220
Close Brothers Group PLC	995	12,193
Cobham PLC	23,746	94,255
Compass Group PLC	36,899	236,131
Cookson Group PLC	1,706	22,508
CSR PLC *	2,219	14,351
Daily Mail and General Trust PLC	5,636	48,397
Davis Service Group PLC	2,703	26,525
De La Rue PLC	1,148	20,219
Diageo PLC	52,035	1,053,021
Dixons Group PLC	34,238	43,199
Electrocomponents PLC	2,938	10,597
Enterprise Inns PLC	11,130	88,683
Eurasian Natural Resources Corp. *	8,019	156,762
FirstGroup PLC	8,408	94,115
FKI PLC	9,996	13,831
Friends Provident Ethical Investment
Trust PLC	36,691	90,049
Galiform PLC *	10,535	16,574
GKN PLC	14,532	87,945
GlaxoSmithKline PLC	112,162	2,372,474
Great Portland Estates PLC	720	7,571

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Group 4 Securicor PLC	23,995	$108,502
Hammerson PLC	5,658	125,122
Hays PLC	26,991	61,264
HBOS PLC	74,012	823,379
Home Retail Group	17,436	90,505
HSBC Holdings PLC	249,756	4,114,460
ICAP PLC	10,726	121,213
IMI PLC	6,290	56,690
Imperial Tobacco Group PLC	13,373	615,809
Inchcape PLC	9,236	73,739
Intercontinental Hotels Group PLC	6,302	95,173
International Power PLC	30,830	243,771
Intertek Group PLC	1,236	25,355
Invensys PLC *	14,966	66,745
Investec PLC	8,372	56,424
ITV PLC	77,572	97,590
J Sainsbury PLC	32,268	219,790
Johnson Matthey PLC	4,456	177,488
Kazakhmys PLC	1,866	59,172
Kesa Electricals PLC	9,870	40,479
Kingfisher PLC	47,331	124,446
Ladbrokes PLC	12,833	79,387
Land Securities Group PLC	9,568	286,642
Legal & General Group PLC	131,638	330,334
Liberty International PLC	4,993	96,806
Lloyds TSB Group PLC	111,787	998,759
Logicacmg PLC	32,031	67,330
London Stock Exchange Group PLC	3,199	76,754
Lonmin PLC, ADR	1,456	88,522
Man Group PLC, ADR	31,806	350,116
Marks & Spencer Group PLC	34,181	262,997
Meggitt PLC	12,001	65,668
Misys PLC	3,513	9,651
Mitchells & Butlers PLC	9,369	63,850
Mondi PLC	7,192	59,663
National Express Group PLC	2,707	54,034
National Grid PLC	51,660	713,893
Next Group PLC	4,029	91,268
Old Mutual PLC	105,248	230,980
Pearson PLC	16,754	226,908
Persimmon PLC	5,763	87,525
Prudential PLC	47,954	633,154
Punch Taverns PLC	5,255	56,198
Rank Group PLC	6,571	11,501
Reckitt Benckiser PLC	11,972	663,890
Reed Elsevier PLC *	22,507	286,658
Rentokil Initial PLC	38,651	74,682
Reuters Group PLC *	25,382	292,139
Rexam PLC	13,152	111,379
Rio Tinto PLC	20,471	2,127,478
Rolls-Royce Group PLC *	34,961	280,033
Rolls-Royce Group PLC *	3,132,505	6,217
Royal & Sun Alliance PLC	68,783	175,717
Royal Bank of Scotland Group PLC	198,759	1,331,523
Royal Dutch Shell PLC, A Shares	72,207	2,486,225
Royal Dutch Shell PLC, B Shares	56,711	1,910,397

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
SABMiller PLC	18,070	$396,318
Schroders PLC	2,213	41,207
Scottish & Newcastle PLC	16,378	256,756
Scottish & Southern Energy PLC	17,543	489,322
Segro PLC, REIT	7,989	80,497
Serco Group PLC	9,130	82,269
Severn Trent PLC	4,464	125,881
Shire PLC	5,288	102,361
Signet Group PLC	32,190	39,464
Smith & Nephew PLC	18,637	246,797
Smiths Group PLC	7,800	145,630
SSL International PLC	1,303	11,720
Stagecoach Group PLC	10,287	49,414
Standard Chartered PLC	15,041	514,337
Standard Life PLC	42,019	205,414
Tate & Lyle PLC	10,137	108,697
Taylor Woodrow PLC	21,706	80,790
Tesco PLC	156,128	1,176,674
The Sage Group PLC	26,835	100,357
Thomas Cook Group PLC	10,654	61,391
Tomkins PLC	17,423	61,872
Travis Perkins PLC	2,361	50,262
Trinity Mirror PLC	2,043	11,985
TUI Travel PLC	12,323	63,070
Tullett Prebon PLC	1,160	10,952
Tullow Oil PLC	13,849	181,359
Unilever PLC	26,175	885,352
United Business Media PLC	5,413	58,073
United Utilities PLC	18,145	248,868
Vedanta Resources PLC	1,286	53,591
Vodafone Group PLC	1,069,177	3,178,047
Whitbread PLC	4,106	95,211
William Hill PLC	6,607	49,337
William Morrison Supermarket PLC	23,077	125,824
Wolseley PLC	13,546	142,678
WPP Group PLC	22,951	274,003
Xstrata PLC	12,370	866,409
Yell Group PLC	16,401	50,086

		54,403,306
United States - 0.01%
Brookfield Infrastructure Partners LP	401	6,797
Marathon Oil Corp.	243	11,081
Southern Copper Corp.	130	13,498

		31,376

TOTAL COMMON STOCKS (Cost $288,227,012)		$336,107,184

PREFERRED STOCKS - 1.68%

Brazil - 1.36%
Aracruz Celulose SA	6,600	45,023
Banco Bradesco SA	16,708	464,667
Banco do Estado do Rio Grande do Sul	3,653	19,153
Banco Itau Holding Financeira SA	20,600	469,713
Bradespar SA *	2,200	59,366
Brasil Telecom Participacoes SA	2,500	33,453
Brasil Telecom SA	3,515	38,662

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Braskem SA, A Shares	2,500	$21,229
Centrais Eletricas Brasileiras SA *	2,400	34,467
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	600	12,310
Cia de Bebidas das Americas	2,910	218,909
Cia de Gas de Sao Paulo, A Shares	300	7,540
Cia Energetica de Minas Gerais	5,755	103,312
Cia Energetica de Sao Paulo *	3,018	49,535
Cia Paranaense de Energia	2,500	40,876
Cia Vale do Rio Doce	32,868	951,368
Companhia de Bebidas das Americas, ADR	752	56,814
Companhia de Tecidos Norte de Minas SA	1,600	7,842
Duratex SA	1,600	30,619
Eletropaulo Metropolitana de Sao Paulo SA	399,544	31,422
Fertilizantes Fosfatados SA	800	37,495
Gerdau SA	4,800	147,991
Gol Linhas Aereas Inteligentes SA	900	13,382
Investimentos Itau SA	19,000	111,529
Klabin SA	11,000	36,359
Lojas Americanas SA	5,000	37,186
Metalurgica Gerdau SA	1,200	49,991
Net Servicos de Comunicacao SA *	3,875	41,407
Petroleo Brasileiro SA	25,300	1,066,819
Sadia SA, ADR *	8,000	47,415
Suzano Papel e Celulose SA	2,600	39,251
Tam SA	1,211	23,327
Tele Norte Leste Participacoes SA	4,500	119,508
Telemar Norte Leste SA, Series A	1,100	57,047
Telemig Celular Participacoes SA	475	13,589
Telesp Celular Participacoes SA *	10,400	60,633
Tim Participacoes SA	11,129	36,025
Usinas Siderurgicas de Minas Gerais SA,
Series A	2,750	154,214
Votorantim Celulose e Papel SA *	1,300	37,192

		4,826,640
Germany - 0.22%
Bayerische Motoren Werke (BMW) AG	268	11,775
Porsche Automobil Holding SE	1,857	339,299
RWE AG	827	78,429
Volkswagen AG	2,221	369,207

		798,710
Italy - 0.02%
IFI-Istituto Finanziario Industriale SpA *	776	21,380
Unipol SpA *	14,678	42,184

		63,564
Japan - 0.00%
ITO EN, Ltd. *	300	3,381

Malaysia - 0.00%
Malaysian Airline System BHD *	1,400	355

Russia - 0.02%
Surgutneftegaz SADR	1,358	66,270

South Korea - 0.06%
Hyundai Motor Company	710	23,454
LG Electronics, Inc.	120	6,888

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

South Korea (continued)
Samsung Electronics Company, Ltd. *	410	$185,788

		216,130

TOTAL PREFERRED STOCKS (Cost $3,890,380)		$5,975,050

WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50) *	6,000	2,236

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 07/10/2009, Strike
Price: IDR 400.00) *	16,560	539

TOTAL WARRANTS (Cost $158)		$2,775

RIGHTS - 0.00%

Australia - 0.00%
Iluka Resources, Ltd. (Expiration Date:
04/09/2008, Strike Price AUD 2.55) *	2,193	0

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	4,466	1,322

Malaysia - 0.00%
Genting International PLC (Expiration Date:
04/11/2008, Strike Price MYR 0.88) *	5,210	0

Thailand - 0.00%
True Corp. PCL *	12,595	0

TOTAL RIGHTS (Cost $0)		$1,322

SHORT TERM INVESTMENTS - 8.67%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$1,462,973	$1,462,973
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	29,277,845	29,277,845

TOTAL SHORT TERM INVESTMENTS
(Cost $30,740,818)		$30,740,818

Total Investments (International Equity Index Trust A)
(Cost $322,858,368) - 105.08%		$372,827,149
Liabilities in Excess of Other Assets - (5.08)%		(18,033,535)

TOTAL NET ASSETS - 100.00%		$354,793,614

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Banking	12.19%
Telecommunications Equipment & Services	6.19%
International Oil	5.47%
Insurance	4.94%
Mining	4.23%

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.43%

Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,864	$32,506
Telecom Argentina SA, ADR, B Shares *	2,458	52,061

		84,567
Australia - 4.65%
ABC Learning Centres, Ltd.	11,605	14,938
AGL Energy, Ltd.	13,276	134,246
Alumina, Ltd.	32,878	168,293
Amcor, Ltd. (a)	26,935	176,244
AMP, Ltd.	55,314	398,136
Ansell, Ltd.	1,825	19,471
Aristocrat Leisure, Ltd.	10,704	94,226
Asciano Group	16,372	60,108
Australia and New Zealand
Banking Group, Ltd.	52,975	1,099,262
Australian Stock Exchange, Ltd.	5,139	176,953
Axa Asia Pacific Holdings, Ltd.	24,429	123,342
Babcock & Brown, Ltd. (a)	7,030	95,289
Bendigo Bank, Ltd. (a)	8,462	92,334
BHP Billiton, Ltd.	94,673	3,111,049
Billabong International, Ltd.	5,126	61,020
Bluescope Steel, Ltd.	22,425	203,381
Boart Longyear Group	38,217	64,128
Boral, Ltd.	18,096	103,967
Brambles, Ltd., GDR (a)	20,783	189,806
Brambles, Ltd.	20,680	189,022
Caltex Australia, Ltd. (a)	4,160	49,658
Centro Properties Group, Ltd. (a)	26,179	7,278
Centro Retail Group	40,025	12,483
CFS Gandel Retail Trust	40,162	79,900
CFS Retail Property Trust, REIT	1,013	2,055
Challenger Financial Services Group, Ltd.	11,153	18,791
Coca-Cola Amatil, Ltd.	15,974	124,324
Cochlear, Ltd.	1,647	82,861
Commonwealth Bank of Australia, Ltd.	38,145	1,465,802
Commonwealth Property Office Fund, Ltd.	19,558	23,828
Computershare, Ltd.	13,781	110,455
Crown, Ltd. *	13,208	126,743
CSL, Ltd.	16,023	543,154
CSR, Ltd.	27,615	81,058
Dexus Property Group, REIT (a)	89,829	138,900
Downer EDI, Ltd.	3,980	22,814
Fortescue Metals Group, Ltd. *	34,730	207,383
Foster's Group, Ltd. (a)	53,895	252,619
Futuris Corp., Ltd.	7,162	12,440
General Property Trust, Ltd.	63,360	189,651
Goodman Fielder, Ltd.	30,583	50,519
Harvey Norman Holding, Ltd.	14,041	50,410
Iluka Resources, Ltd.	2,785	11,969
ING Industrial Fund (a)	13,834	27,078
James Hardie Industries, Ltd.	14,298	81,870
John Fairfax Holdings, Ltd.	34,910	111,384
Leighton Holdings, Ltd.	4,087	160,823
Lend Lease Corp.	11,008	133,793
Lion Nathan, Ltd. (a)	9,083	72,785
Macquarie Airports, Ltd. (a)	22,547	67,017

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Macquarie Communications
Infrastructure Group, Ltd.	6,163	$23,771
Macquarie Goodman Group, Ltd. (a)	41,130	162,981
Macquarie Group, Ltd.	7,414	357,890
Macquarie Infrastructure Group, Ltd.	78,595	200,606
Macquarie Office Trust (a)	64,508	53,771
Mirvac Group, Ltd.	30,687	113,297
National Australia Bank, Ltd.	46,154	1,276,413
Newcrest Mining, Ltd.	12,591	382,118
NRMA Insurance Group, Ltd.	55,580	187,083
OneSteel, Ltd.	21,248	124,408
Orica, Ltd.	9,045	241,623
Origin Energy, Ltd.	26,802	224,522
Oxiana, Ltd.	40,063	116,563
Pacific Brands, Ltd.	6,674	12,395
Paladin Resources, Ltd. *	17,063	79,447
PaperlinX, Ltd. (a)	5,444	13,737
Perpetual Trust of Australia, Ltd.	982	48,470
Publishing & Broadcasting, Ltd.	13,208	45,188
Qantas Airways, Ltd.	27,623	99,503
QBE Insurance Group, Ltd.	23,843	487,834
Rio Tinto, Ltd.	8,082	907,897
Santos, Ltd.	17,088	227,249
Sonic Healthcare, Ltd.	9,825	123,817
St. George Bank, Ltd.	7,779	183,853
Stockland Company, Ltd. (a)	42,592	273,512
Stockland, REIT *	1,347	7,645
Suncorp-Metway, Ltd.	25,042	296,760
TABCORP Holdings, Ltd. (a)	16,633	215,779
Tattersall's, Ltd.	31,421	100,482
Telstra Corp., Ltd. - Ins Recp. (a)	45,590	117,533
Telstra Corp., Ltd.	88,336	356,122
Toll Holdings, Ltd.	16,810	154,719
Transurban Group, Ltd. * (a)	33,090	196,902
Wesfarmers, Ltd., Price Protected Shares	3,650	134,297
Wesfarmers, Ltd. (a)	15,199	558,876
Westfield Group *	1,482	23,296
Westfield Group (a)	48,577	795,611
Westpac Banking Corp., Ltd.	53,005	1,156,849
Woodside Petroleum, Ltd.	13,120	651,996
Woolworths, Ltd.	34,242	910,763
WorleyParsons, Ltd. (a)	4,320	132,405
Zinifex, Ltd.	14,262	130,201

		22,803,244
Austria - 0.45%
Andritz AG	1,113	61,046
BetandWin.com Interactive Entertainment AG *	702	23,093
Erste Bank der Oesterreichischen
Sparkassen AG	5,705	370,039
Flughafen Wien AG	154	18,570
Immoeast Immobilien Anlagen AG *	12,470	120,035
Immofinanz Immobilien Anlage AG	13,774	149,299
Mayr-Melnhof Karton AG	258	26,008
Meinl European Land, Ltd. *	9,234	105,006
Oesterreichische Elektrizitaets AG, Class A *	2,371	168,643
OMV AG	5,078	335,627

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria (continued)
Raiffeisen International Bank Holding AG	1,099	$149,928
RHI AG *	383	15,419
Telekom Austria AG	10,537	217,652
Voestalpine AG	3,514	244,369
Wiener Staedtische Allgemeine
Versicherung AG	970	74,344
Wienerberger Baustoffindustrie AG	2,169	115,024

		2,194,102
Belgium - 0.99%
Agfa Gevaert NV	1,797	14,024
Barco NV	337	24,129
Bekaert SA	168	24,485
Belgacom SA	4,817	212,975
Cofinimmo SA	120	25,939
Colruyt SA	498	128,316
Compagnie Maritime Belge SA	193	12,990
Compagnie Nationale A Portefeuille, ADR	575	43,874
Delhaize Group	2,995	236,208
Dexia	14,169	404,247
Euronav NV	307	11,655
Fortis Group SA	57,746	1,450,992
Fortis, Strip VVPR *	24,938	394
Groupe Bruxelles Lambert SA	2,456	299,449
Inbev NV	4,995	438,467
KBC Ancora, ADR	458	47,121
KBC Bancassurance Holding NV	5,018	650,839
Mobistar SA *	931	84,217
Omega Pharma SA	254	11,768
SA D'Ieteren Trading NV	38	13,506
Solvay SA	1,927	245,694
Suez SA	2,358	154,671
UCB SA	3,339	115,983
Umicore	3,760	195,435

		4,847,378
Bermuda - 0.06%
Central European Media Enterprises, Ltd. *	720	61,589
Frontline, Ltd.	742	34,108
SeaDrill, Ltd., GDR	7,112	191,582

		287,279
Brazil - 1.55%
All America Latina Logistica SA	10,500	105,916
Aracruz Celulose SA, SADR	581	39,659
B2W Companhia Global Do Varejo	1,756	59,044
Banco Bradesco SA, ADR *	10,056	279,155
Banco Bradesco SA *	256	7,120
Banco do Brasil SA	5,000	65,852
Banco Nossa Caixa SA	658	7,976
Bovespa Holding SA *	8,526	114,914
Brasil Telecom Participacoes SA, ADR	404	26,446
Brasil Telecom Participacoes SA	1,700	47,812
Braskem SA, SADR	1,584	26,865
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	20,718
Centrais Eletricas Brasileiras SA, ADR	2,381	36,277
Centrais Eletricas Brasileiras SA *	4,600	70,257

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	314	$12,855
Cia de Concessoes Rodoviarias, ADR	3,900	57,543
Cia de Saneamento Basico do Estado de Sao
Paulo *	3,120	68,652
Cia Energetica de Minas Gerais, ADR	3,872	69,851
Cia Vale do Rio Doce *	25,600	882,658
Companhia Siderurgica Nacional SA, ADR	4,593	165,302
Companhia Siderurgica Nacional SA	6,600	235,309
Companhia Vale Do Rio Doce, ADR *	13,952	483,297
Companhia Vale Do Rio Doce, SADR	19,233	560,642
Cosan SA Industria e Comercio	1,766	26,167
CPFL Energia SA	3,700	74,455
Cyrela Brazil Realty SA	5,000	65,538
Cyrela Commercial Properties SA
Empreendimentos e Participacoes *	1,000	5,500
Diagnosticos da America SA	1,100	21,878
EDP- Energias do Brasil SA	1,100	16,424
Empresa Brasileira de Aeronautica SA	9,300	92,592
Empresa Brasileira de Aeronautica SA, ADR	1,026	40,537
Gafisa SA *	2,791	46,143
Gerdau SA, SADR	4,068	124,359
Gerdau SA	1,650	42,465
Global Village Telecom Holding SA *	2,448	46,178
Lojas Renner SA	3,700	69,795
MRV Engenharia e Participacoes SA *	2,167	38,531
Natura Cosmeticos SA	3,000	30,604
Perdigao SA *	2,560	58,649
Petroleo Brasileiro SA, ADR	6,857	700,168
Petroleo Brasileiro SA, SADR	9,288	786,601
Petroleo Brasileiro SA	19,500	996,504
Redecard SA	4,997	83,127
Souza Cruz SA	2,200	57,034
Tele Norte Leste Participacoes SA, ADR	2,994	79,461
Tele Norte Leste Participacoes SA	1,800	62,154
Tractebel Energia SA	3,600	46,141
Unibanco - Uniao de Bancos Brasileiros SA *	21,100	246,990
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,124	131,103
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,621	91,067
Vivo Participacoes SA, ADR *	1,291	7,694
Votorantim Celulose & Papel SA, SADR *	858	24,462
Weg SA	4,600	51,382

		7,607,823
Canada - 6.33%
ACE Aviation Holdings, Inc. *	800	16,406
Aeroplan Income Fund, ADR	2,636	46,875
Agnico-Eagle Mines, Ltd.	3,513	238,273
Agrium, Inc.	4,061	252,257
Alimentation Couche Tard, Inc., ADR	4,300	67,404
ARC Energy Trust, ADR	2,700	69,391
Astral Media, Inc.	1,600	60,777
Bank Nova Scotia Halifax	27,548	1,249,315
Bank of Montreal	14,409	645,032
Barrick Gold Corp.	24,230	1,059,421

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
BCE, Inc.	7,773	$263,151
Biovail Corp.	4,450	47,905
Bombardier, Inc. *	43,138	229,884
Brookfield Asset Management, Inc.	14,551	392,109
Brookfield Properties Corp.	6,634	127,968
CAE, Inc.	7,016	79,494
Cameco Corp.	10,366	341,746
Canadian Imperial Bank of Commerce	9,630	620,140
Canadian National Railway Company	14,498	702,972
Canadian Natural Resources, Ltd.	15,022	1,028,395
Canadian Oil Sands Trust, ADR	6,500	262,799
Canadian Pacific Railway, Ltd.	4,074	261,955
Canadian Tire Corp., Ltd.	2,354	151,934
Canadian Utilities, Ltd. (a)	1,400	56,589
Canfor Corp. *	1,800	14,099
Celestica, Inc. *	5,692	38,596
CGI Group, Inc. *	8,076	85,760
CI Financial Income Fund	1,533	32,543
Cott Corp. *	2,231	7,933
Eldorado Gold Corp. *	10,700	73,804
Enbridge, Inc.	10,276	423,774
EnCana Corp.	21,064	1,604,759
Enerplus Resources Fund	3,700	160,948
Ensign Energy Services, Inc.	4,400	85,775
Fairfax Financial Holdings, Ltd.	459	133,660
Finning International, Inc.	5,438	154,009
First Calgary Petroleums, Ltd. *	5,400	15,204
First Quantum Minerals, Ltd., ADR	2,100	170,300
Fording Canadian Coal Trust	4,500	235,598
Fortis, Inc.	3,000	85,372
George Weston, Ltd.	1,736	79,862
Gildan Activewear, Inc. *	3,600	135,800
Goldcorp, Inc.	19,556	759,987
Great-West Lifeco, Inc. (a)	8,076	243,590
Harry Winston Diamond Corp.	1,436	34,401
Harvest Energy Trust	3,700	82,907
Husky Energy, Inc. (a)	7,652	299,609
IGM Financial, Inc. (a)	3,496	153,913
Imperial Oil, Ltd.	9,303	487,604
Inmet Mining Corp.	1,200	87,681
Ivanhoe Mines, Ltd. *	7,500	78,182
Jazz Air Income Fund, ADR *	711	5,472
Kinross Gold Corp.	17,490	390,200
Loblaw Companies, Ltd.	3,437	101,826
Lundin Mining Corp. *	10,400	70,924
Magna International, Inc.	2,643	192,190
Manulife Financial Corp.	43,424	1,662,165
MDS, Inc. *	3,201	62,370
Methanex Corp.	2,867	75,414
MI Developments, Inc., Class A	1,371	40,003
National Bank of Canada	4,668	217,563
Nexen, Inc.	13,864	411,416
Niko Resources, Ltd.	1,000	81,105
Nortel Networks Corp. *	12,543	85,539
Nova Chemicals Corp.	2,549	61,363
Onex Corp.	3,332	97,222

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Open Text Corp. *	542	$17,151
OPTI Canada, Inc. *	4,700	79,215
Pan American Silver Corp. *	2,100	81,201
Penn West Energy Trust	10,413	292,167
Petro-Canada	14,092	613,955
Potash Corp. of Saskatchewan, Inc.	8,811	1,369,141
Power Corp. of Canada	9,317	308,615
Power Financial Corp.	7,122	243,610
Precision Drilling Trust, ADR	1,500	34,926
Provident Energy Trust	6,100	65,074
QLT, Inc. *	230	822
Research In Motion, Ltd. *	14,100	1,586,447
RioCan Real Estate Investment Trust	2,900	58,483
Ritchie Bros. Auctioneers, Inc.	700	57,810
Rogers Communications, Inc., Class B	14,642	526,653
RONA, Inc. *	3,700	51,438
Royal Bank of Canada	35,976	1,680,597
Saputo, Inc.	3,000	80,900
Shaw Communications, Inc.	10,502	192,145
Sherritt International Corp., ADR	6,300	89,119
Shoppers Drug Mart Corp.	5,856	296,323
Sino-Forest Corp. *	4,100	63,910
SNC-Lavalin Group, Inc.	4,613	199,899
Sun Life Financial, Inc.	16,452	769,187
Suncor Energy, Inc.	12,902	1,247,024
Talisman Energy, Inc.	28,726	509,621
Teck Cominco, Ltd.	12,712	521,261
Telus Corp. - Non Voting Shares	4,044	170,396
Telus Corp.	1,800	78,387
Thomson Corp.	6,498	218,531
Toronto Dominion Bank Ontario	10,400	639,431
TransAlta Corp.	5,621	174,854
Trans-Canada Corp.	14,850	572,183
Trican Well Service, Ltd.	3,800	79,558
TSX Group, Inc. (a)	1,924	72,784
Uranium One, Inc. *	6,000	19,757
UTS Energy Corp. *	5,000	25,476
WesternZagros Resources, Ltd. *	4,200	9,984
Yamana Gold, Inc.	16,838	247,046
Yellow Pages Income Fund (a)	7,800	79,714

		31,017,429
Chile - 0.33%
Banco Santander Chile SA, ADR	2,714	141,834
Centros Comerciales Sudamericanos SA, ADR (g)	3,171	204,698
Cia Cervecerias Unidas SA, ADR	1,534	54,211
Compania de Telecomunicaciones de Chile
SA, SADR	7,854	66,759
Corpbanca SA, SADR	1,012	35,217
Distribucion y Servicio D&S SA, ADR	2,622	64,606
Embotelladora Andina SA, ADR, Series A	1,498	27,578
Embotelladora Andina SA, ADR, Series B	1,729	36,309
Empresa Nacional de Electricidad SA, ADR	6,553	320,442
Enersis SA, SADR	15,663	276,922
Inversiones Aguas Metropolitanas SA, ADR (g)	1,355	35,298
Lan Airlines SA, SADR	5,840	82,461
Madeco SA, SADR	1,566	17,790

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Masisa SA	3,424	$36,979
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	7,220	168,804
Vina Concha Y Toro SA, ADR	908	33,378

		1,603,286
China - 1.29%
Air China, Ltd., Class H	76,534	65,558
Aluminum Corp. of China, Ltd.	95,220	154,359
Angang New Steel Company, Ltd. Class H	31,547	72,914
Bank of China, Ltd. (a)	688,100	297,411
Bank of Communications Company, Ltd.,
Class H	182,121	215,403
Beijing Capital International Airport Company,
Ltd., Class H	42,789	39,233
Beijing Datang Power Generation
Company, Ltd., Class H	88,864	47,871
BYD Company, Ltd., H Shares (a)	19,205	35,488
Chaoda Modern Agriculture Holdings, Ltd. (a)	54,750	62,469
China Communications Services Corp., Ltd.,
H Shares *	42,000	28,751
China Construction Bank (a)	746,382	559,902
China Life Insurance Company, Ltd.	213,624	742,136
China Mengniu Dairy Company, Ltd.	28,502	83,240
China Merchants Bank Company, Ltd.	39,000	137,242
China Oilfield Services, Ltd., H Shares	20,000	33,157
China Petroleum & Chemical Corp., Class H	507,970	438,763
China Shipping Container Lines Company, Ltd.	102,473	39,217
China Shipping Development Company, Ltd.,
Class H	38,432	122,671
China Telecom Corp., Ltd.	417,604	264,007
China Travel International Investment
Hong Kong, Ltd. (a)	92,291	37,632
COSCO Holdings	81,296	200,572
Country Garden Holdings Company, Ltd. * (a)	101,000	87,512
Dongfeng Motor Group Company, Ltd.	89,220	40,420
Foxconn International Holdings, Ltd. *	61,000	82,863
Guangdong Investment, Ltd.	75,220	37,688
Guangshen Railway Company, Ltd., Class H	40,789	21,406
Guangzhou R&F Properties Company, Ltd., H
Shares	31,200	83,269
Huadian Power International Corp., Ltd.,
Class H (a)	42,789	10,777
Huaneng Power International, Inc., Class H	93,436	71,347
Hunan Non Ferrous Metal Corp., Ltd. (a)	38,000	14,869
Industrial & Commercial Bank of China, Ltd.	878,400	618,608
Jiangsu Expressway, Ltd.	33,145	30,029
Jiangxi Copper Company, Ltd., Class H	41,075	78,863
KWG Property Holding, Ltd. *	20,000	17,113
Lenovo Group, Ltd.	105,436	68,832
Maanshan Iron & Steel Company, Ltd.	48,075	25,409
PetroChina Company, Ltd., Class H	574,261	716,789
PICC Property & Casualty Company, Ltd.,
Class H	79,220	72,800
Semiconductor Manufacturing
International Corp. *	386,088	26,995
Shanghai Electric Group Company, Ltd.	92,864	56,574
Shanghai Forte Land Company	32,789	12,314

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Shenzhen Expressway Company, Ltd. *	23,859	$18,398
Shui On Land, Ltd.	48,000	45,532
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	69,934	24,202
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	48,075	10,118
Sinotrans, Ltd., Class H	42,610	12,432
Tingyi Cayman Islands Holding Corp., GDR	48,000	63,261
Tsingtao Brewery Company, Ltd., Series H	2,930	8,717
Weichai Power Company, Ltd.	4,643	17,441
Xinao Gas Holdings, Ltd., GDR	6,000	10,853
Yanzhou Coal Mining Company, Ltd., Class H	57,990	81,708
Zhejiang Expressway Company, Ltd., Class H	39,718	34,805
Zijin Mining Group, Ltd. *	128,411	124,223
ZTE Corp., Class H (a)	4,443	21,160

		6,325,323
Colombia - 0.03%
BanColombia SA, ADR	4,595	162,939

Czech Republic - 0.14%
CEZ AS	5,551	424,318
Komercni Banka AS	407	97,193
Philip Morris CR AS	18	8,108
Telefonica Czech Republic AS	3,019	96,943
Unipetrol AS *	1,942	31,559
Zentiva NV	613	37,099

		695,220
Denmark - 0.75%
A P Moller Maersk AS, Series A	8	89,001
A P Moller Maersk AS	33	370,264
Bang & Olufsen AS, Series B	343	21,473
Carlsberg AS, B Shares	948	121,588
Coloplast AS (a)	794	72,650
Dampskibsselskabet Torm AS, ADR	900	26,815
Danisco AS	1,419	103,902
Danske Bank AS (a)	12,402	459,327
Det Ostasiatiske Kompagni AS * (a)	214	18,800
DSV AS, ADR	6,370	139,899
FLS Industries AS, B Shares	1,183	117,778
GN Store Nord AS *	3,034	15,181
H. Lundbeck AS	790	19,815
Jyske Bank *	1,802	121,690
NKT Holding A/S	389	28,166
Novo Nordisk AS	13,460	926,252
Novozymes AS, B Shares	1,386	130,385
Rockwool International AS, B Shares	200	33,484
Sydbank AS	1,860	67,971
Topdanmark AS *	572	96,546
TrygVesta AS *	767	67,616
Vestas Wind Systems AS *	4,989	549,171
William Demant Holdings AS *	918	73,597

		3,671,371
Egypt - 0.14%
Alexandria Mineral Oils Company	452	6,472
Commercial International Bank *	4,353	73,495
Credit Agricole Egypt *	1,505	6,739

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Egypt (continued)
Egypt Kuwait Holding Company	13,048	$57,495
Egyptian Company for Mobile Services	919	33,240
Egyptian Financial Group-Hermes Holding	4,582	47,210
Egyptian International Pharmaceutical
Industries Company	852	5,481
EL Ezz Aldekhela Steel Alexandria	72	19,460
El Ezz Steel Company	791	13,378
Medinet Nasr Housing	1,050	13,549
Misr Beni Suef Cement Company	341	7,064
Olympic Group Financial Investments	947	13,296
Orascom Construction Industries	2,122	160,166
Orascom Hotels & Development *	2,269	36,276
Orascom Telecom Holding SAE	13,000	176,953
Oriental Weavers	420	4,471
Telecom Egypt	8,967	33,153

		707,898
Finland - 1.36%
Amer Sports Oyj, A Shares	990	19,929
Cargotec Corp. Oyj, B Shares	1,048	51,614
Elisa Oyj, Class A	4,603	114,928
Fortum Corp. Oyj * (a)	13,007	530,644
KCI Konecranes Oyj	814	31,392
Kesko Oyj * (a)	2,031	105,120
Kone Corp. Oyj	4,456	183,068
Metra Oyj, B Shares	1,931	130,391
Metso Oyj	3,873	209,210
Neste Oil Oyj	3,691	129,079
Nokia AB Oyj	115,156	3,635,520
Nokian Renkaat Oyj	3,230	138,364
OKO Bank PLC, Series A (a)	3,000	56,534
Orion Oyj, Series B (a)	2,469	53,509
Outokumpu Oyj (a)	3,613	164,488
Rautaruukki Oyj *	2,619	126,603
Sampo Oyj, A Shares	12,607	341,760
SanomaWSOY Oyj (a)	1,900	52,562
Stora Enso Oyj, R Shares (a)	16,853	194,887
TietoEnator Oyj (a)	984	24,297
UPM-Kymmene Oyj (a)	15,384	273,679
Uponor Oyj	666	15,661
YIT Oyj	3,679	104,544

		6,687,783
France - 7.27%
Accor SA	5,228	381,707
Aeroports de Paris	1,025	116,827
Air France KLM	3,724	104,765
Air Liquide	6,589	1,004,852
Alcatel-Lucent	61,805	353,684
Alstom	2,661	576,438
Atos Origin SA *	2,082	115,920
AXA Group SA	44,156	1,596,989
BNP Paribas SA	22,694	2,288,285
Bouygues SA	6,058	385,350
Cap Gemini SA	3,564	202,933
Carrefour SA	16,758	1,293,069
Casino Guich-Perrachon SA	1,224	146,720

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Christian Dior SA	727	$80,581
Cie Generale de Geophysique-Veritas *	727	180,838
CNP Assurances SA	1,323	163,150
Compagnie de Saint-Gobain SA	7,664	626,361
Compagnie Generale des Etablissements
Michelin, Class B	3,906	409,057
Credit Agricole SA	18,901	584,378
Dassault Systemes SA	1,521	88,444
Eiffage SA	465	45,233
Electricite de France	2,845	247,477
Essilor International SA	5,424	354,482
Eurazeo	297	38,001
European Aeronautic Defence &
Space Company	8,834	209,125
France Telecom SA	51,262	1,722,166
Gaz de France	5,565	336,090
Gecina SA	396	58,978
Groupe DANONE	12,150	1,086,409
Hermes International SA	1,808	226,084
ICADE *	485	72,439
Imerys SA	845	77,427
JC Decaux SA	1,718	50,569
Klepierre SA	1,659	101,830
Lafarge SA	4,039	701,837
Lagardere S.C.A.	3,688	276,371
Legrand SA, ADR	1,122	35,217
L'Oreal SA	6,803	863,738
LVMH Moet Hennessy SA	6,907	768,388
M6-Metropole Television	1,932	43,018
Natixis, ADR	4,900	78,586
Neopost SA	989	110,851
Neuf Cegetel	744	41,439
PagesJaunes Groupe SA	3,352	59,712
Pernod-Ricard SA	5,022	517,428
Pinault-Printemps-Redoute SA	2,064	306,036
PSA Peugeot Citroen SA	4,053	314,549
Publicis Groupe SA	4,266	163,223
Renault Regie Nationale SA	5,106	565,184
Safran SA (a)	4,633	95,046
Sanofi-Aventis SA	28,763	2,157,305
Schneider Electric SA	6,107	788,912
SCOR SE	4,132	98,428
Societe BIC SA	665	41,007
Societe Des Autoroutes Paris-Rhin-Rhone	749	90,578
Societe Generale NV - New Shares *	2,655	255,477
Societe Generale	10,620	1,039,155
Societe Television Francaise 1	3,691	81,326
Sodexho Alliance	2,384	146,544
STMicroelectronics NV	18,012	191,813
Suez SA Strip VVPR *	3,544	56
Suez SA	28,136	1,844,233
Technip SA	2,913	226,913
Thales SA	2,442	158,057
Thomson SA	7,559	52,675
Total SA	60,254	4,463,850
Unibail-Rodamco, REIT	1,860	478,245
Valeo SA	2,170	86,131

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Vallourec SA	1,268	$307,543
Veolia Environnement SA	9,918	692,110
Vinci SA, ADR	11,376	822,952
Vivendi SA	32,235	1,260,907
Wendel, ADR	419	52,570
Zodiac SA	1,048	51,456

		35,655,524
Germany - 6.30%
Adidas-Salomon AG	5,623	371,025
Allianz AG	12,645	2,500,361
Altana AG	707	14,884
Arcandor AG *	1,969	39,284
BASF AG	13,776	1,852,987
Bayer AG	20,373	1,631,801
Bayerische Motoren Werke (BMW) AG	4,679	257,959
Beiersdorf AG	2,269	190,738
Bilfinger Berger AG	1,040	89,406
Celesio AG	2,464	122,013
Commerzbank AG	17,516	547,672
Continental AG	4,293	436,961
DaimlerChrysler AG	26,188	2,238,459
Deutsche Bank AG	13,955	1,577,152
Deutsche Boerse AG	5,514	888,673
Deutsche Lufthansa AG	6,600	178,733
Deutsche Post AG, GDR	2,057	63,296
Deutsche Post AG	20,421	623,670
Deutsche Postbank AG	2,191	209,281
Deutsche Telekom AG	79,548	1,321,642
Douglas Holding AG	334	18,179
E.ON AG	17,402	3,219,822
Fraport AG, ADR	372	26,850
Fresenius Medical Care AG	5,195	261,434
Fresenius SE	1,034	86,155
GEA Group AG *	4,433	149,277
Heidelbergcement AG	303	51,982
Heidelberger Druckmaschinen AG	1,816	48,883
Henkel KGaA	2,496	106,042
Henkel KGaA	4,841	223,474
Hochtief AG	1,019	93,258
Hypo Real Estate Holding AG	5,947	154,356
Infineon Technologies AG *	20,151	141,119
IVG Immobilien AG	2,649	74,042
K&S AG	1,037	337,335
Linde AG	3,367	474,312
MAN AG	3,048	404,790
Merck & Company AG *	1,875	230,957
Metro AG	4,360	352,186
Muenchener Rueckversicherungs-
Gesellschaft AG	5,770	1,130,667
Premiere AG *	927	20,011
ProSieben Sat.1 Media AG	2,198	47,490
Puma AG	163	62,718
Q-Cells AG *	1,323	131,821
Qiagen AG *	2,250	46,546
Rheinmetall AG	1,015	71,649
RWE AG	12,481	1,534,159

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Salzgitter AG	1,202	$209,387
SAP AG	24,155	1,200,124
Siemens AG	24,013	2,604,229
Solarworld AG	2,258	107,809
Suedzucker AG	280	6,207
Thyssen Krupp AG	9,816	563,536
TUI AG *	6,275	161,083
Volkswagen AG	4,484	1,299,039
Wacker Chemie AG	199	40,773
Wincor Nixdorf AG	368	29,384

		30,877,082
Greece - 0.53%
Alpha Bank A.E.	11,018	365,638
Athens Stock Exchange SA (ASE)	1,250	29,732
Bank of Piraeus SA	8,775	270,159
Coca Cola Hellenic Bottling Company SA	5,040	235,407
EFG Eurobank Ergas SA	8,511	258,903
Folli-Follie SA	450	15,060
Greek Organization of Football Prognostics	6,920	246,799
Hellenic Petroleum SA	3,350	44,129
Hellenic Technodomiki Tev SA	2,030	24,826
Hellenic Telecommunications Organization SA	8,040	227,951
Motor Oil Hellas Corinth Refineries SA	1,390	29,313
National Bank of Greece SA	11,394	599,861
Public Power Corp.	3,250	142,178
Titan Cement Company SA	1,790	76,140
Viohalco SA	3,120	32,318

		2,598,414
Hong Kong - 2.87%
Agile Property Holdings, Ltd.	52,789	56,228
Alibaba.com, Ltd. * (a)(g)	31,100	65,376
Anhui Conch Cement Company, Ltd., Class H	12,930	89,484
ASM Pacific Technology, Ltd.	5,914	42,961
Bank of East Asia, Ltd. (a)	39,703	201,514
Beijing Enterprises Holdings, Ltd.	9,286	36,167
Belle International Holdings, Ltd., GDR	59,578	62,284
BOC Hong Kong Holdings, Ltd.	101,828	247,950
Brilliance China Automotive Holdings, Ltd. *	76,291	12,731
C C Land Holdings, Ltd. (a)	30,000	29,162
Cathay Pacific Airways, Ltd.	31,782	62,551
Cheung Kong Holdings, Ltd.	41,849	602,494
Cheung Kong Infrastructure Holdings, Ltd.	13,772	55,511
China Agri-Industries Holdings, Ltd. *	18,216	11,149
China BlueChemical, Ltd.	42,000	22,387
China CITIC Bank *	154,000	81,758
China Coal Energy Company, H Shares	50,000	88,424
China Communications
Construction Company , Ltd. (a)	131,800	296,196
China Eastern Airlines Corp., Ltd. *	59,361	30,345
China Everbright, Ltd. *	22,216	44,056
China High Speed Transmission Equipment
Group Company, Ltd. *	22,000	32,401
China Insurance International Holdings
Company, Ltd. *	20,000	45,833
China Merchants Holdings International
Company, Ltd.	34,053	163,486

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Mobile, Ltd.	180,530	$2,712,411
China Molybdenum Company, Ltd. * (g)	33,000	36,654
China National Building Material Company,
Ltd.	26,000	62,254
China Overseas Land & Investment, Ltd.	111,079	205,278
China Resource Power Holdings, Ltd.	34,789	69,167
China Resources Enterprises, Ltd.	37,145	120,532
China Resources Land, Ltd. (a)	36,789	64,598
China Shenhua Energy Company, Ltd.	97,000	392,187
China Southern Airlines Company, Ltd. *	35,145	27,995
Chinese Estates Holdings, Ltd.	14,000	21,889
CITIC International Financial Holdings, Ltd. *	16,000	8,232
Citic Pacific, Ltd.	33,967	143,202
CITIC Resources Holdings, Ltd. *	46,000	16,866
CLP Holdings, Ltd.	36,289	300,285
CNOOC, Ltd.	458,280	673,964
CNPC Hong Kong, Ltd.	70,000	32,502
COFCO International, Ltd. *	18,216	10,335
Cosco Pacific, Ltd. (a)	35,145	69,704
Denway Motors, Ltd.	156,441	66,883
Esprit Holdings, Ltd.	29,015	352,266
Fosun International *	42,500	28,991
Fu Ji Food & Catering Services Holdings, Ltd.	7,400	12,535
Giordano International, Ltd.	611	248
Global Bio-Chem Technology
Group Company, Ltd.	39,145	15,099
Gome Electrical Appliances Holdings, Ltd.	32,573	75,218
Guangzhou Investment Company, Ltd.	90,507	18,844
Hang Lung Group, Ltd. (a)	12,000	57,355
Hang Lung Properties, Ltd.	58,326	209,434
Hang Seng Bank, Ltd.	21,219	386,319
Harbin Power Equipment Company, Ltd.	18,000	32,363
Henderson Investment, Ltd. *	14,000	1,703
Henderson Land Development Company, Ltd.	26,527	190,969
Hengan International Group Company, Ltd.,
GDR (a)	18,000	62,058
Hong Kong & China Gas Company, Ltd.	102,040	308,728
Hong Kong Aircraft Engineerg	1,600	26,544
Hong Kong Electric Holdings, Ltd. (a)	36,582	232,161
Hong Kong Exchange & Clearing, Ltd.	29,430	511,288
Hopewell Holdings, Ltd.	17,362	66,325
Hopson Development Holdings, Ltd., GDR (a)	20,000	31,240
Hutchison Telecommunications
International, Ltd. *	39,668	56,627
Hutchison Whampoa, Ltd.	59,377	563,616
Hysan Development Company, Ltd. (a)	12,670	35,705
Johnson Electronic Holdings, Ltd.	25	12
Kerry Properties, Ltd.	15,610	95,457
Kingboard Chemical Holdings, Ltd.	15,772	56,203
Lee & Man Paper Manufacturing, Ltd.	10,000	16,148
Li & Fung, Ltd.	63,971	238,377
Li Ning Company, Ltd. (a)	19,251	54,676
Lifestyle International Holdings, Ltd.	18,000	38,162
Link, REIT	53,971	120,263
Melco International Development	20,000	27,679
MTR Corp., Ltd.	35,556	123,051
New World Development Company, Ltd. (a)	63,169	155,383

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Nine Dragons Paper Holdings, Ltd.	37,400	$30,754
Noble Group, Ltd. (a)	24,000	38,722
NWS Holdings, Ltd.	10,000	33,991
Orient Overseas International, Ltd.	6,562	38,827
Pacific Basin Shipping, Ltd.	34,000	56,551
Parkson Retail Group, Ltd.	2,500	21,116
PCCW, Ltd.	109,208	68,397
Ping An Insurance Group Company of China,
Ltd.	44,145	315,965
Shanghai Industrial Holdings, Ltd.	13,930	53,018
Shangri-La Asia, Ltd.	34,296	93,508
Shenzhen Investment, Ltd.	44,146	18,923
Shimao Property Holdings, Ltd., GDR	44,000	80,041
Shougang Concord International Enterprises
Company, Ltd.	72,000	17,130
Shun Tak Holdings, Ltd.	30,000	39,918
Sino Land Company, Ltd.	33,522	73,296
Sinofert Holdings, Ltd. (a)	48,000	45,633
Sun Hung Kai Properties, Ltd.	37,611	589,559
Swire Pacific, Ltd., Class A	22,663	256,844
Techtronic Industries Company, Ltd. (a)	15	15
Television Broadcasting Company, Ltd.	8,181	44,885
Tencent Holdings, Ltd.	25,000	143,942
TPV Technology, Ltd.	30,789	18,326
Travelsky Technology, Ltd., Class H	20,572	15,360
Weiqiao Textile Company, Ltd.	15,251	19,747
Wharf Holdings, Ltd.	37,876	180,335
Wheelock and Company, Ltd.	12,000	33,420
Wing Hang Bank, Ltd.	4,596	70,262
Yue Yuen Industrial Holdings, Ltd. (a)	15,567	49,088

		14,064,006
Hungary - 0.17%
Gedeon Richter Rt.	489	101,080
Magyar Telekom Rt.	16,414	80,725
MOL Magyar Olaj & Gazipari Rt. (a)	2,103	274,713
OTP Bank Rt. (a)	9,304	383,849

		840,367
India - 1.19%
Bajaj Auto, Ltd., ADR (g)	1,056	17,688
Bajaj Finserv, Ltd. *	1,056	16,977
Bajaj Holdings and Investment, Ltd. *	1,056	16,977
Dr. Reddy's Laboratories, Ltd., ADR	5,375	77,830
Grasim Industries, Ltd., ADR * (g)	1,870	125,290
Hindalco Industries, Ltd., ADR * (g)	10,691	42,016
ICICI Bank, Ltd., SADR	16,149	616,730
Infosys Technologies, Ltd., ADR	21,164	757,036
Larsen & Toubro, Ltd., ADR (g)	1,342	101,551
Mahindra & Mahindra, Ltd., ADR	3,280	54,776
Ranbaxy Laboratories, Ltd., ADR	8,285	91,549
Reliance Capital, Ltd. * (g)	2,081	63,737
Reliance Communication, Ltd., ADR (g)	40,608	515,949
Reliance Energy, Ltd., ADR (g)	1,080	101,016
Reliance Industries, Ltd., GDR * (g)	20,644	2,374,060
Reliance Natural Resources, Ltd., ADR * (g)	18,650	92,786
Satyam Computer Services, Ltd., ADR	15,376	347,344
State Bank of India, Ltd., ADR	1,201	106,289

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Tata Communications, Ltd., ADR	1,174	$29,139
Tata Motors, Ltd., SADR	10,439	163,057
Wipro, Ltd., ADR	12,289	141,692

		5,853,489
Indonesia - 0.36%
Aneka Tambang Tbk PT	104,625	38,459
Astra Agro Lestari Tbk PT	12,658	35,855
Astra International Tbk PT	62,483	165,884
Bank Central Asia Tbk PT	377,774	134,314
Bank Danamon Indonesia Tbk PT	53,759	40,607
Bank Internasional Indonesia Tbk PT	556,000	28,258
Bank Mandiri Tbk PT	221,878	76,582
Bank Pan Indonesia Tbk PT *	166,573	11,682
Bank Rakyat Indonesia Tbk PT	169,501	117,009
Berlian Laju Tanker Tbk PT	64,000	14,306
Bumi Resources Tbk PT	540,780	367,990
Energi Mega Persada Tbk PT *	138,000	17,058
Gudang Garam Tbk PT	16,482	13,743
Indocement Tunggal Prakarsa Tbk PT	26,487	20,412
Indofood Sukses Makmur Tbk PT	122,905	31,322
Indosat Tbk PT, ADR	961	36,816
Indosat Tbk PT	28,500	22,019
International Nickel Indonesia Tbk PT	60,000	45,945
Kalbe Farma Tbk PT	159,571	17,081
Perusahaan Gas Negara Tbk PT	63,497	98,295
PT Telekomunikiasi Indonesia, ADR	4,330	181,600
Ramayana Lestari Sentosa Tbk PT	51,631	4,570
Semen Gresik Persero Tbk PT	44,140	24,184
Telekomunikasi Indonesia Tbk PT	146,000	154,011
Unilever Indonesia Tbk PT	43,500	32,798
United Tractors Tbk PT	40,968	56,209

		1,787,009
Ireland - 0.55%
Allied Irish Banks PLC - London	670	14,222
Allied Irish Banks PLC	23,589	502,951
Anglo Irish Bank Corp. PLC	11,677	156,018
Bank of Ireland	26,967	401,947
C&C Group PLC	223	1,391
CRH PLC - London	544	20,622
CRH PLC	14,506	550,464
DCC PLC	1,204	28,430
Elan Corp. PLC *	1,465	30,613
Elan Corp. PLC *	12,765	271,843
Experian Group, Ltd.	29,481	214,893
Greencore Group PLC - London	844	5,088
Greencore Group PLC	4,237	25,020
Iaws Group PLC - London	749	17,663
Iaws Group PLC	1,157	27,081
Irish Life & Permanent PLC - London	1,209	23,340
Irish Life & Permanent PLC	7,175	139,977
Kerry Group PLC	3,836	120,408
Kerry Group PLC - London	407	12,741
Kingspan Group PLC - London	247	3,349
Kingspan Group PLC	3,635	48,503
Paddy Power PLC - London	51	1,853

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Ryanair Holdings PLC, SADR *	1,736	$49,094
Smurfit Kappa Group PLC *	3,628	43,739

		2,711,250
Israel - 0.46%
Africa-Israel Investments, Ltd.	387	20,664
Aladdin Knowledge Systems, ADR *	245	4,662
Alvarion, Ltd., ADR *	814	5,901
Audio Codes, Ltd., ADR *	879	3,525
Bank Hapoalim, Ltd.	29,084	112,993
Bank Leumi Le-Israel, Ltd.	26,148	112,625
Bezek Israeli Telecommunications Corp., Ltd.	32,276	60,705
Cellcom Israel, Ltd.	1,140	35,830
Check Point Software Technologies, Ltd. *	5,274	118,138
Clal Insurance Enterprise Holdings, Ltd.	584	11,351
Delek Group, Ltd.	67	10,164
Discount Investment Corp.	733	18,966
Elbit Systems, Ltd.	722	39,908
Gazit Globe, Ltd.	736	7,134
Given Imaging Corp., ADR *	175	2,954
Harel Insurance Investments, Ltd.	238	11,830
ICL Israel Chemicals, Ltd.	15,268	214,987
IDB Development Corp., Ltd.	621	19,321
Israel Corp., Ltd. *	71	67,034
Israel Discount Bank, Ltd. *	11,922	29,097
Koor Industries, Ltd.	287	15,907
Makhteshim-Agam Industries, Ltd.	8,446	61,946
Migdal Insurance Holdings, Ltd.	8,348	12,143
Nice Systems, Ltd. *	1,578	45,238
Oil Refineries, Ltd.	28,998	25,971
Ormat Industries *	2,418	30,135
Partner Communications, Ltd.	2,403	54,168
RADWARE, Ltd., ADR *	437	4,466
Retalix, Ltd. *	309	4,326
Strauss-Elite, Ltd. *	739	10,756
Syneron Medical, Ltd., ADR *	692	10,069
Teva Pharmaceutical Industries, Ltd.	22,721	1,055,370
United Mizrahi Bank, Ltd.	3,253	25,568

		2,263,852
Italy - 2.72%
A2A SpA	11,870	43,646
Alleanza Assicuraz SpA	11,078	144,834
Assicurazioni Generali SpA	29,525	1,328,872
Autogrill SpA	3,019	45,102
Autostrade SpA	6,788	205,460
Banca Carige SpA	6,115	24,086
Banca Intesa SpA - Non convertible	23,848	157,135
Banca Monte dei Paschi Siena SpA	28,953	128,318
Banca Popolare di Milano SpA	10,841	119,143
Banche Popolari Unite SpA	16,524	423,730
Banco Popolare Scarl *	19,126	317,119
Bulgari SpA	4,306	49,946
Enel SpA	121,211	1,287,208
Eni SpA	73,324	2,495,894
Fiat SpA	19,842	459,760
Finmeccanica SpA	8,446	287,585

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Fondiaria-Sai SpA	1,627	$67,450
IFIL - Investments SpA	4,797	38,732
Intesa Sanpaolo SpA	216,012	1,523,986
Italcementi SpA, RNC	1,147	16,646
Italcementi SpA	1,850	37,575
Lottomatica SpA	1,866	58,100
Luxottica Group SpA	3,304	83,171
Mediaset SpA	20,583	190,739
Mediobanca SpA (a)	13,982	287,032
Mediolanum SpA	7,539	46,219
Parmalat SpA	44,971	172,870
Pirelli & Company SpA *	64,952	56,893
Prysmian SpA *	3,710	79,252
Saipem SpA	3,714	150,563
Seat Pagine Gialle SpA	67,426	11,660
Snam Rete Gas SpA	25,207	160,414
Telecom Italia SpA	297,983	621,155
Telecom Italia SpA-RNC	172,405	284,877
Terna SpA	34,112	145,666
UniCredito Italiano SpA	262,585	1,759,375
Unipol Gruppo Finanziario SpA, ADR	7,175	22,309

		13,332,522
Japan - 14.48%
Access Company, Ltd. * (a)	6	21,499
Acom Company, Ltd. (a)	1,197	31,908
Aderans Company, Ltd. (a)	483	8,945
Advantest Corp. (a)	5,080	133,278
AEON Company, Ltd. (a)	18,704	225,360
AEON Credit Service Company, Ltd. (a)	1,877	25,285
Aeon Mall Company, Ltd.	1,400	39,305
Aiful Corp.	1,727	27,617
Aioi Insurance Company, Ltd. (a)	6,000	33,625
Aisin Seiki Company	5,079	191,548
Ajinomoto Company, Inc. (a)	17,305	176,271
Alfresa Holdings Corp.	724	57,452
All Nippon Airways Company, Ltd. (a)	17,715	78,279
Alps Electric Company, Ltd. (a)	5,138	51,443
Amada Company, Ltd.	9,829	75,249
Aoyama Trading Company, Ltd.	2,142	46,382
Aozora Bank, Ltd.	6,000	17,934
Asahi Breweries, Ltd.	10,701	220,969
Asahi Glass Company, Ltd. (a)	27,191	301,687
Asahi Kasei Corp.	33,963	178,605
ASATSU-DK, Inc. (a)	248	8,864
Asics Corp. (a)	5,000	58,086
Astellas Pharmaceuticals, Inc.	13,869	544,683
Autobacs Seven Company, Ltd.	853	23,498
Bank of Kyoto, Ltd. (a)	9,000	110,473
Benesse Corp.	1,854	87,491
Bridgestone Corp. (a)	17,553	302,868
Brother Industries, Ltd. (a)	2,600	27,019
Canon Sales Company, Inc. (a)	2,000	37,837
Canon, Inc. (a)	29,574	1,379,432
Casio Computer Company, Ltd. (a)	7,133	105,941
Central Glass Company, Ltd. (a)	886	3,490
Central Japan Railway Company, Ltd.	42	436,374

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Chiba Bank, Ltd.	22,896	$156,709
Chiyoda Corp. (a)	5,000	45,735
Chubu Electric Power Company, Inc. (a)	17,977	451,072
Chugai Pharmaceutical Company, Ltd. (a)	8,316	94,310
Chugoku Electric Power Company, Inc.	3,300	73,805
Circle K Sunkus Company, Ltd. (a)	612	10,468
Citizen Watch Company, Ltd. (a)	10,135	86,517
Coca-Cola West Japan Company, Ltd.	1,777	43,091
COMSYS Holdings Corp.	2,943	25,727
Cosmo Oil Company, Ltd. (a)	12,000	38,026
Credit Saison Company, Ltd.	3,991	111,990
CSK Corp. (a)	1,790	41,692
Dai Nippon Printing Company, Ltd.	16,953	271,009
Daicel Chemical Industries, Ltd.	6,534	33,907
Daido Steel Company, Ltd. (a)	8,000	41,673
Daihatsu Motor Company, Ltd. (a)	1,000	12,081
Daiichi Sankyo Company, Ltd.	19,272	571,730
Daikin Industries, Ltd. (a)	7,115	310,110
Dainippon Ink & Chemicals, Inc.	15,010	47,484
Dainippon Screen Manufacturing
Company, Ltd. (a)	238	1,007
Daito Trust Construction Company, Ltd. (a)	2,319	119,704
Daiwa House Industry Company, Ltd.	13,715	136,942
Daiwa Securities Group, Inc.	35,251	307,856
Denki Kagaku Kogyo Kabushiki Kaisha	16,477	52,413
Denso Corp.	13,322	434,304
Dentsu, Inc. (a)	60	137,778
Dowa Mining Company, Ltd.	8,534	51,399
E-Access, Ltd.	23	14,275
East Japan Railway Company	94	783,825
Ebara Corp. (a)	11,534	35,463
Eisai Company, Ltd. (a)	7,252	249,692
Electric Power Development Company, Ltd.	3,900	141,424
Elpida Memory, Inc. *	3,100	104,568
Familymart Company, Ltd.	1,860	67,461
Fanuc, Ltd.	5,279	506,435
Fast Retailing Company, Ltd. (a)	1,666	148,481
Fuji Electric Holdings Company, Ltd.	19,420	79,432
Fuji Heavy Industries, Ltd.	5,000	21,164
Fuji Photo Film Company, Ltd.	13,467	481,348
Fuji Software ABC, Inc. (a)	418	7,857
Fuji Television Network, Inc.	11	16,325
Fujikura, Ltd. (a)	9,477	43,107
Fujitsu, Ltd.	49,621	328,166
Fukuoka Financial Group, Inc.	23,000	120,614
Furukawa Electric Company, Ltd.	17,362	56,620
Glory, Ltd. (a)	1,400	29,933
Goodwill Group, Inc. * (a)	40	5,193
Gunma Bank	11,477	82,715
Gunze, Ltd. (a)	5,238	22,176
Hakuhodo DY Holdings, Inc. (a)	570	34,333
Hankyu Department Stores (a)	2,591	17,458
Hankyu Hanshin Holdings, Inc. (a)	35,000	152,358
Haseko Corp.	26,000	38,743
Hikari Tsushin, Inc. (a)	700	20,793
Hino Motors, Ltd. (a)	7,886	52,613

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hirose Electric Company, Ltd. (a)	983	$111,196
Hitachi Cable, Ltd. (a)	6,591	24,820
Hitachi Capital Corp.	707	8,505
Hitachi Chemical, Ltd. (a)	2,484	47,199
Hitachi Construction Machinery Company, Ltd. (a)	3,343	84,776
Hitachi High-Technologies Corp.	1,800	30,076
Hitachi Metals, Ltd. (a)	1,000	14,892
Hitachi, Ltd.	93,118	555,986
Hokkaido Electric Power Company, Inc.	5,568	129,836
Hokuhoku Financial Group, Inc.	34,134	103,384
Hokuriku Electric Power Company (a)	1,900	44,962
Honda Motor Company, Ltd.	43,262	1,249,609
House Food Corp. (a)	101	1,507
Hoya Corp.	11,892	280,983
Ibiden Company, Ltd. (a)	3,700	146,749
Idemitsu Kosan Company, Ltd. (a)	500	39,005
Inpex Holdings, Inc.	22	248,674
Isetan Company, Ltd.	5,462	62,975
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	36,134	70,007
Isuzu Motors, Ltd. (a)	17,000	85,448
ITO EN, Ltd. (a)	1,706	30,379
Itochu Corp.	41,202	412,071
Itochu Techno-Science Corp. (a)	1,248	37,792
J Front Retailing Company, Ltd.	13,000	83,873
JAFCO Company, Ltd. * (a)	1,253	42,174
Japan Airlines System Corp. * (a)	26,953	70,284
Japan Petroleum Exploration Company, Ltd.	1,000	66,778
Japan Prime Realty Investment Corp., REIT	15	49,858
Japan Real Estate Investment Corp., REIT	11	129,089
Japan Retail Fund Investment Corp., REIT (a)	10	63,622
Japan Tobacco, Inc. (a)	125	625,312
JFE Holdings, Inc.	16,462	736,358
JGC Corp. (a)	5,886	90,329
Joyo Bank, Ltd.	18,953	96,946
JS Group Corp.	6,516	98,696
JSR Corp.	4,833	110,028
Kajima Corp.	24,191	69,479
Kamigumi Company, Ltd. (a)	4,534	36,239
Kaneka Corp. (a)	9,829	62,130
Kansai Electric Power Company, Ltd. (a)	21,178	529,868
Kansai Paint Company, Ltd. (a)	5,238	34,350
Kao Corp.	14,362	408,657
Kawasaki Heavy Industries, Ltd. (a)	39,963	89,791
Kawasaki Kisen Kaisha, Ltd.	16,067	157,710
KDDI Corp.	69	424,410
Keihin Electric Express Railway Company,
Ltd. (a)	11,067	75,554
Keio Electric Railway Company, Ltd. (a)	15,715	88,080
Keisei Electric Railway Company, Ltd.	9,000	48,664
Keyence Corp.	1,047	243,622
Kikkoman Corp.	4,238	52,640
Kinden Corp.	2,591	24,887
Kintetsu Corp. (a)	47,792	171,177
Kirin Brewery Company, Ltd.	22,896	436,445
KK DaVinci Advisors * (a)	33	25,620
Kobe Steel Company, Ltd.	77,517	223,488

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kokuyo Company, Ltd.	2,431	$21,020
Komatsu, Ltd. (a)	25,330	713,188
Komori Corp. (a)	1,295	27,170
Konami Corp. (a)	2,343	89,276
Konica Minolta Holdings, Inc.	12,891	177,351
Kose Corp.	600	13,049
Koyo Seiko Company, Ltd.	5,743	94,843
Kubota Corp.	31,782	198,130
Kuraray Company, Ltd.	10,300	123,792
Kurita Water Industries, Ltd.	3,319	123,885
Kyocera Corp. (a)	4,738	401,617
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	5,611	53,851
Kyushu Electric Power Company, Inc.	10,931	268,214
Lawson, Inc. (a)	1,631	72,474
LeoPalace21 Corp. (a)	3,402	55,163
Mabuchi Motor Company, Ltd.	918	44,661
Makita Corp. (a)	3,543	111,807
Marubeni Corp.	44,202	325,243
Marui Company, Ltd. (a)	8,664	92,800
Matsui Securities Company, Ltd. (a)	2,000	11,382
Matsumotokiyoshi Holdings Company, Ltd. (a)	48	1,043
Matsushita Electric Industrial Company, Ltd. (a)	55,393	1,204,077
Matsushita Electric Works, Ltd. (a)	11,181	116,071
Mazda Motor Corp. (a)	10,000	35,807
Mediceo Holdings Company, Ltd. (a)	4,590	83,751
Meiji Dairies Corp. (a)	6,886	41,707
Meiji Seika Kaisha, Ltd.	1,534	7,841
Meitec Corp.	83	2,526
Millea Holdings, Inc.	20,900	777,664
Minebea Company, Ltd.	8,477	50,132
Mitsubishi Chemical Holdings Corp., ADR	33,500	223,123
Mitsubishi Corp.	37,656	1,152,123
Mitsubishi Electric Corp. (a)	52,973	462,600
Mitsubishi Estate Company, Ltd.	32,782	803,448
Mitsubishi Gas & Chemicals Company, Inc.	10,829	77,335
Mitsubishi Heavy Industries, Ltd. (a)	92,937	401,285
Mitsubishi Logistc Corp. (a)	2,943	38,126
Mitsubishi Materials Corp.	32,020	140,572
Mitsubishi Motors Corp. *	42,000	69,495
Mitsubishi Rayon Company, Ltd. (a)	18,010	58,139
Mitsubishi UFJ Financial Group, Inc.	244,600	2,139,718
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,000	34,974
Mitsui & Company, Ltd.	47,611	977,007
Mitsui Chemicals, Inc.	20,010	134,159
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	24,362	66,004
Mitsui Fudosan Company, Ltd. (a)	24,248	487,792
Mitsui Mining & Smelting Company, Ltd.	16,010	50,813
Mitsui O.S.K. Lines, Ltd. (a)	31,487	385,215
Mitsui Sumitomo Insurance Company, Ltd.	35,259	357,144
Mitsui Trust Holdings, Inc.	20,010	121,964
Mitsukoshi, Ltd.	10,829	42,227
Mitsumi Electric Company, Ltd. (a)	2,101	66,939
Mizuho Financial Group, Inc.	252	930,886
Mizuho Trust & Banking Company, Ltd.	9,000	13,023
Murata Manufacturing Company, Ltd. (a)	5,704	286,140

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Namco Bandai Holdings, Inc.	4,932	$67,133
NEC Corp. (a)	59,383	229,955
NEC Electronics Corp. * (a)	1,148	22,381
NGK INSULATORS, LTD. (a)	7,829	140,046
NGK Spark Plug Company, Ltd. (a)	5,238	68,554
NHK Spring Company, Ltd.	3,000	21,426
NICHIREI Corp.	534	2,585
Nidec Corp.	2,914	179,816
Nikon Corp. (a)	9,181	245,725
Nintendo Company, Ltd.	2,808	1,469,158
Nippon Building Fund, Inc., REIT	13	165,663
Nippon Electric Glass Company, Ltd. (a)	10,000	157,048
Nippon Express Company, Ltd.	20,191	116,812
Nippon Kayaku Company, Ltd.	3,591	21,972
Nippon Light Metal Company, Ltd.	124	188
NIPPON MEAT PACKERS, Inc. (a)	5,238	77,755
Nippon Mining Holdings, Inc.	26,368	141,712
Nippon Oil Corp. (a)	35,906	226,455
Nippon Paper Group, Inc. (a)	30	71,896
Nippon Sheet Glass Company, Ltd. (a)	18,829	84,502
Nippon Shokubai Company, Ltd.	3,591	23,911
Nippon Steel Corp. (a)	161,464	825,535
Nippon Telegraph & Telephone Corp.	144	623,750
Nippon Yusen Kabushiki Kaisha	32,077	304,146
Nippon Zeon Company (a)	3,591	16,203
NIPPONKOA Insurance Company, Ltd.	8,000	61,712
Nishimatsu Construction Company, Ltd.	7,886	16,940
Nishi-Nippon City Bank, Ltd.	18,000	47,665
Nissan Chemical Industries, Ltd.	5,238	55,810
Nissan Motor Company, Ltd. (a)	62,310	522,394
Nisshin Seifun Group, Inc.	4,886	52,626
Nisshin Steel Company	22,953	80,210
Nisshinbo Industries, Inc.	4,591	43,112
Nissin Food Products Company, Ltd. (a)	2,384	80,453
Nitori Company, Ltd. (a)	1,132	64,301
Nitto Denko Corp.	4,468	189,976
NOK Corp. (a)	3,008	61,952
Nomura Holdings, Inc.	49,093	739,076
Nomura Real Estate Holdings, Inc.	1,300	21,834
Nomura Real Estate Office Fund, Inc.	6	48,877
Nomura Research Institute, Ltd. (a)	3,389	89,188
NSK, Ltd. (a)	13,715	104,371
NTN Corp. (a)	11,772	81,020
NTT Data Corp. (a)	36	158,503
NTT DoCoMo, Inc.	453	690,697
NTT Urban Development Corp. (a)	37	53,677
Obayashi Corp. (a)	14,362	60,831
OBIC Company, Ltd. (a)	210	37,463
Odakyu Electric Railway Company, Ltd. (a)	15,305	113,936
Oji Paper Company, Ltd. (a)	25,191	114,362
Oki Electric Industry Company, Ltd. * (a)	15,362	29,854
Okuma Holdings, Inc. (a)	4,000	43,378
Okumura Corp. (a)	2,886	14,715
Olympus Optical Company, Ltd. (a)	6,534	198,816
Omron Corp.	6,539	135,499
Ono Pharmaceutical Company, Ltd. (a)	1,100	53,733

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Onward Kashiyama Company, Ltd. (a)	4,591	$47,095
Oracle Corp. - Japan (a)	1,048	48,760
Oriental Land Company, Ltd. (a)	1,107	65,122
Orix Corp.	2,504	345,342
Osaka Gas Company, Ltd.	60,155	241,633
Otsuka Corp. (a)	400	33,935
Pioneer Electronic Corp. (a)	3,979	39,956
Promise Company, Ltd. (a)	2,381	68,866
Q.P. Corp.	13	135
Rakuten, Inc. (a)	170	102,375
Resona Holdings, Inc. (a)	164	275,142
Ricoh Company, Ltd.	19,601	324,294
Rinnai Corp. (a)	48	1,580
Rohm Company, Ltd. (a)	2,673	167,066
Round One Corp.	11	11,519
Ryohin Keikaku Company, Ltd. (a)	89	5,192
Sanken Electric Company, Ltd.	2,943	17,323
SANKYO Company, Ltd.	1,407	83,960
Santen Pharmaceutical Company, Ltd. (a)	2,200	51,323
Sanwa Shutter Corp.	238	1,041
Sanyo Electric Company, Ltd. * (a)	51,849	110,408
Sapporo Hokuyo Holdings, Inc.	8	56,290
Sapporo Holdings (a)	8,534	70,430
SBI E*Trade Securities Compnay, Ltd.	48	41,966
SBI Holdings, Inc. (a)	316	76,464
Secom Company, Ltd. (a)	5,610	276,040
SEGA SAMMY HOLDINGS, INC.	5,808	61,889
Seiko Epson Corp. (a)	3,878	104,505
Seino Transportation Company, Ltd. (a)	3,591	23,491
Sekisui Chemical Company, Ltd. (a)	12,772	77,717
Sekisui House, Ltd. (a)	15,362	143,515
Seven & I Holdings Company, Ltd. (a)	22,319	566,444
Sharp Corp.	27,782	476,848
Shikoku Electric Power Company, Inc. (a)	2,100	62,614
Shimachu Company, Ltd.	177	5,349
Shimamura Company, Ltd. (a)	624	53,664
Shimano, Inc. (a)	2,131	99,065
Shimizu Corp.	16,305	75,594
Shin-Etsu Chemical Company, Ltd.	11,589	603,448
Shinko Electric Industries Company, Ltd.	2,000	22,742
Shinko Securities Company, Ltd. *	14,000	41,101
Shinsei Bank, Ltd.	23,906	78,952
Shionogi & Company, Ltd.	7,477	128,588
Shiseido Company, Ltd. (a)	9,477	252,322
Shizuoka Bank, Ltd. (a)	14,658	174,177
Showa Denko K.K. (a)	34,839	117,641
Showa Shell Sekiyu K.K.	5,545	56,498
SMC Corp.	1,636	173,802
SOFTBANK Corp. * (a)	21,512	394,228
Sojitz Holdings Corp.	30,209	101,112
Sompo Japan Insurance, Inc. (a)	23,896	213,053
Sony Corp.	27,758	1,116,472
Sony Financial Holdings, Inc. (a)	28	113,644
Square Enix Company, Ltd. (a)	1,000	35,088
Stanley Electric Corp. (a)	4,792	118,018
Sumco Corp.	3,300	72,776

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sumitomo Bakelite Company, Ltd. (a)	238	$1,211
Sumitomo Chemical Company, Ltd.	43,554	281,134
Sumitomo Corp.	30,634	408,316
Sumitomo Electric Industries, Ltd.	21,301	272,296
Sumitomo Heavy Industries, Ltd.	18,010	117,473
Sumitomo Metal Industries, Ltd.	112,423	430,726
Sumitomo Metal Mining Company, Ltd. (a)	15,715	296,669
Sumitomo Mitsui Financial Group, Inc.	182	1,208,991
Sumitomo Osaka Cement Company, Ltd.	11,477	26,867
Sumitomo Realty &
Development Company, Ltd. (a)	11,124	198,181
Sumitomo Rubber Industries, Inc.	6,300	48,510
Sumitomo Titanium Corp.	600	37,454
Sumitomo Trust & Banking Company, Ltd.	32,554	225,609
Suruga Bank, Ltd.	4,886	62,181
Suzuken Company, Ltd.	2,077	85,707
Suzuki Motor Corp. (a)	4,600	117,004
T&D Holdings, Inc. (a)	5,659	300,114
TAIHEIYO CEMENT CORP. (a)	24,191	58,924
Taisei Corp. (a)	32,134	82,596
Taisho Pharmaceuticals Company, Ltd. (a)	4,238	84,336
Taiyo Nippon Sanso Corp. (a)	7,181	58,142
Taiyo Yuden Company, Ltd. (a)	2,943	28,959
Takara Holdings, Inc.	591	4,096
Takashimaya Company, Ltd. (a)	9,181	103,970
Takeda Pharmaceutical Company, Ltd.	23,351	1,172,268
Takefuji Corp. (a)	3,444	72,976
Tanabe Seiyaku Company, Ltd. (a)	7,000	81,531
TDK Corp.	3,632	216,234
Teijin, Ltd.	26,896	114,032
Terumo Corp. (a)	4,597	241,965
The 77th Bank, Ltd.	8,477	47,816
The Bank of Yokohama, Ltd. (a)	35,316	241,659
The Hachijuni Bank, Ltd.	11,000	70,478
The Hiroshima Bank, Ltd.	13,000	63,264
The Japan Steel Works, Ltd. (a)	9,000	154,926
The Tokyo Electric Power Company, Ltd.	34,433	926,236
THK Company, Ltd. (a)	4,119	71,495
TIS, Inc.	983	19,825
Tobu Railway Company, Ltd. (a)	22,248	119,389
Toda Corp. (a)	238	988
Toho Company, Ltd. (a)	2,467	57,929
Toho Titanium Company, Ltd. (a)	900	23,220
Tohoku Electric Power Company, Inc.	12,520	306,455
Tokai Rika Company, Ltd.	1,700	44,664
Tokuyama Corp. (a)	6,000	44,063
Tokyo Broadcasting Company, Ltd.	1,148	27,706
Tokyo Electron, Ltd.	5,068	310,617
Tokyo Gas Company, Ltd.	65,165	265,597
Tokyo Seimitsu Company, Ltd. (a)	900	16,649
Tokyo Steel Manufacturing Company, Ltd. (a)	3,200	43,964
Tokyo Tatemono Company, Ltd. (a)	9,000	59,825
Tokyu Corp.	31,134	158,826
Tokyu Land Corp.	12,829	81,703
TonenGeneral Sekiyu K.K. (a)	7,829	67,290
Toppan Printing Company, Ltd. (a)	16,010	187,225

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Toray Industries, Inc. (a)	37,611	$246,516
Toshiba Corp. (a)	86,289	579,924
Tosoh Corp.	13,772	47,858
Toto, Ltd. (a)	6,829	64,994
Toyo Seikan Kaisha, Ltd. (a)	3,691	70,661
Toyo Suisan Kaisha, Ltd.	2,295	34,490
Toyobo Company, Ltd.	67	141
Toyoda Gosei Company, Ltd.	1,966	74,798
Toyota Boshoku Corp. (a)	1,600	48,332
Toyota Industries Corp.	5,210	186,584
Toyota Motor Corp.	75,753	3,827,634
Toyota Tsusho Corp.	6,500	139,601
Trend Micro, Inc. (a)	2,767	109,197
Ube Industries, Ltd.	25,963	84,788
UNI Charm Corp. (a)	1,042	76,494
UNY Company, Ltd. (a)	4,238	40,679
Urban Corp.	3,900	16,876
Ushio, Inc.	2,343	44,372
USS Company, Ltd.	787	54,837
Wacoal Corp. (a)	943	14,006
West Japan Railway Company, Ltd.	50	221,412
Yahoo Japan Corp. (a)	404	212,322
Yakult Honsha Company, Ltd. (a)	3,043	94,782
Yamada Denki Company, Ltd.	2,504	218,317
Yamaha Corp.	4,774	92,195
Yamaha Motor Company, Ltd. (a)	5,209	96,809
Yamato Kogyo Company, Ltd.	800	32,598
Yamato Transport Company, Ltd.	11,420	167,822
Yamazaki Baking Company, Ltd. (a)	2,591	24,718
YASKAWA Electric Corp. (a)	7,000	67,032
Yokogawa Electric Corp. (a)	5,686	57,762

		70,984,337
Luxembourg - 0.56%
ArcelorMittal	26,229	2,145,249
Millicom International Cellular SA, ADR *	932	89,006
SES, ADR	4,037	85,314
Tenaris SA, ADR	8,220	409,767

		2,729,336
Malaysia - 0.45%
AirAsia BHD *	21,700	9,333
AMMB Holdings BHD	41,287	44,620
Berjaya Sports Toto BHD	22,700	36,684
British American Tobacco Malaysia BHD	3,500	46,563
Bursa Malaysia BHD	8,000	22,777
Commerce Asset Holdings	67,800	212,181
Digi.Com BHD *	3,900	29,828
DRB-Hicom BHD	16,200	6,468
Gamuda BHD	42,200	43,733
Genting BHD	49,500	102,030
Guinness Anchor BHD	3,700	6,313
Hong Leong Bank BHD	12,300	22,381
Hong Leong Credit BHD	5,600	7,804
IGB Corp. BHD	17,700	8,750
IJM Corp. BHD	13,950	26,700
IOI Corp. BHD	87,825	195,868

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
IOI Properties BHD	1,000	$3,735
KLCC Property Holdings BHD	11,300	10,367
KNM Group BHD	15,000	24,959
Kuala Lumpur Kepong BHD	11,350	57,778
Lafarge Malayan Cement BHD	9,360	12,456
Magnum Corp. BHD	22,500	23,741
Malayan Bank BHD	65,250	173,133
Malaysian Airline System BHD *	9,200	10,235
Malaysian Bulk Carriers BHD	3,500	4,707
Malaysian Pacific Industries BHD	2,300	6,319
Malaysian Plantations BHD	17,900	15,046
Malaysian Resources Corp. BHD *	10,700	4,591
Media Prima BHD	13,100	9,298
MISC BHD	29,800	85,850
MMC Corp. BHD	16,400	16,506
Mulpha International BHD *	20,300	5,796
Multi-Purpose Holdings BHD	6,600	3,863
Petronas Dagangan BHD	6,600	16,561
Petronas Gas BHD	13,100	41,084
PLUS Expressways BHD	38,500	38,659
POS Malaysia & Services Holdings BHD	8,100	4,778
PPB Group BHD	12,300	39,430
Proton Holdings BHD *	6,500	7,871
Public Bank BHD	28,000	95,760
Resorts World BHD	75,800	81,922
RHB Capital BHD	8,300	12,465
Scomi Group BHD	16,400	5,113
Shell Refining Company Federation
of Malaya BHD	1,600	5,465
Sime Darby BHD *	78,201	228,601
SP Setia BHD	23,100	27,009
Star Publications Malaysia BHD	5,300	5,678
TA Enterprise BHD	20,300	7,470
Tanjong PLC	5,700	30,051
Telekom Malaysia, BHD	27,600	91,876
Tenaga Nasional BHD	34,700	80,085
UEM World BHD	19,300	19,694
UMW Holdings BHD	10,600	20,090
YTL Corp. BHD	22,400	51,974
YTL Power International BHD	26,557	20,228

		2,222,277
Mexico - 1.04%
Alfa SA de CV	9,536	63,796
America Movil SA de CV (a)	541,460	1,724,695
Axtel SAB de CV, ADR *	16,700	35,933
Banco Compartamos SA de CV, ADR * (a)	6,600	29,302
Carso Global Telecom SAB de CV *	10,100	53,201
Carso Infraestructura y Construccion SA de
CV *	25,000	24,876
Cemex SA de CV *	211,126	555,451
Coca-Cola Femsa SA de CV	7,859	44,749
Consorcio ARA SA de CV (a)	11,140	11,346
Controladora Comercial Mexicana SA de CV	8,971	25,288
Corp. GEO SA de CV, Series B *	13,848	44,240
Desarrolladora Homex SA de CV *	5,000	48,625

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Empresas ICA Sociedad
Controladora SA de CV *	11,000	$65,383
Fomento Economico Mexicano SA de CV	63,065	262,979
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	14,100	63,778
Grupo Aeroportuario del Sureste SA de CV	3,030	17,367
Grupo Bimbo SA de CV	8,888	53,448
Grupo Carso SA de CV	19,062	80,599
Grupo Elektra SA de CV *	2,100	57,913
Grupo Financiero Banorte SA de CV	38,757	167,879
Grupo Mexico SA	33,325	221,222
Grupo Modelo SA (a)	15,208	66,589
Grupo Televisa SA, SADR *	596	14,447
Grupo Televisa SA	70,243	339,904
Industrias Penoles SA de CV	2,750	82,427
Kimberly-Clark de Mexico SA de CV (a)	14,226	63,105
Telefonos de Mexico SA de CV	225,320	425,541
TV Azteca SA de CV * (a)	33,951	19,587
Urbi Desarrollos Urbanos SA de CV *	9,000	29,598
Wal-Mart de Mexico SA de CV, Series V (a)	91,775	391,064

		5,084,332
Netherlands - 2.05%
Aegon NV	41,765	612,879
Akzo Nobel NV	7,457	598,317
ASML Holding NV *	11,719	288,948
Corio NV	1,158	101,292
DSM NV	4,187	201,899
Fugro NV - CVA	1,405	109,197
Heineken Holding NV	1,524	76,675
Heineken NV	6,984	405,626
ING Groep NV	52,765	1,972,638
Koninklijke (Royal) KPN NV	53,715	906,794
Koninklijke (Royal) Philips Electronics NV	31,972	1,223,880
Koninklijke Ahold NV *	36,022	534,735
Oce NV	938	15,949
Randstad Holdings NV	1,323	61,954
Reed Elsevier NV	16,765	320,552
SBM Offshore NV	3,412	110,069
TNT Post Group NV	11,450	424,739
TomTom NV *	1,430	59,133
Unilever NV	48,113	1,619,649
Vedior NV	4,625	134,598
Wereldhave NV	267	32,906
Wolters Kluwer NV	8,315	220,495

		10,032,924
New Zealand - 0.10%
Auckland International Airport, Ltd.	27,201	48,864
Contact Energy, Ltd.	8,018	50,316
Fisher & Paykel Appliances Holdings, Ltd. (a)	6,971	12,905
Fisher & Paykel Healthcare Corp.	13,404	30,934
Fletcher Building, Ltd.	13,930	91,888
Kiwi Income Property Trust	22,915	21,810
Sky City Entertainment Group, Ltd.	13,069	37,946
Sky Network Television, Ltd.	5,411	20,418
Telecom Corp. of New Zealand, Ltd.	53,646	158,257

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

New Zealand (continued)
Vector, Ltd. (a)	6,952	$9,408

		482,746
Norway - 0.77%
Acergy SA	5,996	128,940
Aker Kvaerner ASA *	5,105	116,934
Den Norske Bank ASA	20,401	311,456
Det Norske Oljeselskapb ASA *	10,500	18,874
Lighthouse Caledonia ASA *	688	566
Norsk Hydro ASA	20,922	306,504
Ocean Rig ASA *	2,365	18,195
Orkla ASA	24,683	314,045
Pan Fish ASA *	81,000	47,648
Petroleum Geo-Services ASA *	5,272	130,884
ProSafe ASA *	5,400	85,085
Renewable Energy Corp. ASA *	5,236	147,469
Schibsted ASA	671	20,143
Statoil ASA	38,072	1,142,196
Stolt-Nielsen SA	400	8,366
Storebrand ASA	12,585	99,755
Tandberg ASA	1,539	23,213
Telenor ASA	24,991	481,273
TGS Nopec Geophysical Company ASA *	1,500	21,852
Tomra Systems ASA	4,633	35,180
Yara International ASA	5,212	303,117

		3,761,695
Peru - 0.15%
Cia de Minas Buenaventura SA	2,895	198,287
Credicorp SA	2,108	150,743
Credicorp, Ltd., ADR	90	6,457
Minsur SA *	12,216	40,690
Southern Peru Copper Corp.	2,707	278,821
Volcan Compania Minera SA, CMN Series B	13,984	41,540

		716,538
Philippines - 0.09%
Ayala Corp.	3,880	36,765
Ayala Land, Inc.	163,200	42,060
Banco De Oro	8,886	11,100
Bank of the Philippine Islands	33,600	42,786
Filinvest Land, Inc. *	98,991	2,471
First Philippine Holdings Corp.	7,076	6,962
Globe Telecommunications, Inc.	830	30,005
Jollibee Foods Corp.	10,900	12,496
Manila Electric Company *	6,697	12,854
Megaworld Corp.	89,847	5,311
Metropolitan Bank & Trust Company	15,500	14,911
Petron Corp.	37,848	5,177
Philippine Long Distance Telephone Company	1,660	111,000
PNOC Energy Development Corp.	166,351	23,532
San Miguel Corp.	11,600	13,361
SM Investments Corp.	4,340	29,133
SM Prime Holdings, Ltd.	136,479	27,868

		427,792
Poland - 0.35%
Agora SA	1,161	22,178

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Bank BPH SA	252	$10,237
Bank Millennium SA	8,639	32,369
Bank Pekao SA	3,039	271,256
Bank Zachodni WBK SA	639	53,242
Bioton SA *	37,285	13,689
Boryszew SA *	661	2,416
BRE Bank SA *	258	42,159
Cersanit-Krasnystaw SA *	2,113	25,046
Computerland SA	207	3,080
Debica SA	77	3,518
Echo Investment SA *	7,880	23,646
Getin Holding SA *	5,118	28,782
Globe Trade Centre SA *	3,523	59,880
Grupa Kety SA	127	6,895
Grupa Lotos SA	722	11,412
KGHM Polska Miedz SA	3,520	162,668
Orbis SA	867	22,698
PBG SA *	272	39,305
Polimex Mostostal SA	12,839	46,529
Polish Oil & Gas Company	34,491	76,174
Polska Grupa Farmaceutyczna SA	134	4,406
Polski Koncern Naftowy Orlen SA *	9,416	168,303
Powszechna Kasa Oszczednosci Bank
Polski SA	14,693	298,536
Prokom Software SA	154	8,859
Softbank SA	867	28,408
Telekomunikacja Polska SA	20,546	204,752
TVN SA	4,829	49,903

		1,720,346
Portugal - 0.27%
Banco BPI, SA	8,641	45,696
Banco Comercial dos Acores, SA	61,360	199,893
Banco Espirito Santo SA	5,675	98,721
Brisa Auto Estrada, SA	8,769	125,518
Cimpor-Cimentos De Portugal, SA (a)	6,693	60,700
Electricidade de Portugal SA	56,926	345,587
Jeronimo Martins, SGPS SA	5,015	40,333
Portugal Telecom, SGPS, SA	22,368	259,960
PT Multimedia.com, SGPS, SA	5,234	62,063
Sonae Capital *	2,989	6,512
Sonae Industria, SGPS SA *	1,620	11,257
Sonae, SGPS, SA	23,914	44,027

		1,300,267
Russia - 1.91%
AFK Sistema, Reg. S, Spons. GDR	3,109	99,845
Comstar United Telesystems, GDR *	5,644	58,980
JSC MMC Norilsk Nickel, ADR	23,510	661,806
Lukoil Oil Company, ADR	14,708	1,261,946
Mechel Steel Group, ADR	974	110,831
Mobile Telesystems, SADR	6,211	471,104
NovaTek OAO, ADR	2,414	194,732
Novolipetsk Steel, ADR	3,836	164,756
OAO Gazprom, SADR	71,355	3,639,105
OAO Gazprom, SADR	1,840	93,764
Polyus Gold Company ZAO, SADR	2,095	112,083

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Russia (continued)
RAO Unified Energy System, SADR	3,123	$324,480
Rostelecom, ADR	2,023	145,656
Sberbank, ADR	2,607	815,991
Sibirtelecom, ADR	158	12,324
Surgutneftegaz, ADR *	4,433	211,321
Tatneft, ADR	2,024	263,120
UralsvyAzinform, ADR	1,479	15,529
VolgaTelecom, ADR	1,355	13,686
VTB Bank OJSC, GDR *	25,800	186,422
Vympel Communicatii, SADR	14,420	431,014
Wimm-Bill-Dann Foods OJSC, ADR	591	60,566

		9,349,061
Singapore - 0.83%
Allgreen Properties, Ltd. (a)	20,129	18,144
Ascendas, REIT *	31,395	55,056
Capitacommercial *	28,000	45,593
Capitaland, Ltd. *	46,725	218,375
CapitaMall Trust * (a)	29,291	74,126
Chartered Semiconductor Manufacturing, Ltd. *	430	228
City Developments, Ltd.	15,715	126,953
ComfortDelGro Corp., Ltd.	53,269	70,959
Cosco Corp. Singapore, Ltd.	24,000	65,159
DBS Group Holdings, Ltd.	31,316	412,380
Fraser and Neave, Ltd.	25,200	89,736
Genting International PLC * (a)	70,000	30,632
Haw Par Corp., Ltd.	2,613	13,147
Jardine Cycle and Carriage, Ltd.	3,826	54,774
Keppel Corp., Ltd.	29,810	217,004
Keppel Land, Ltd. (a)	11,124	45,267
Neptune Orient Lines, Ltd.	13,362	31,885
Olam International, Ltd. (a)	17,000	26,888
Oversea-Chinese Banking Corp., Ltd.	67,448	399,728
Parkway Holdings, Ltd. (a)	19,120	44,936
SembCorp Industries, Ltd.	27,415	81,734
SembCorp Marine, Ltd.	25,706	72,170
Singapore Airlines, Ltd.	15,880	180,683
Singapore Exchange, Ltd.	24,601	135,964
Singapore Land, Ltd.	2,591	12,895
Singapore Petroleum Company, Ltd.	3,000	14,840
Singapore Post, Ltd.	19,849	16,656
Singapore Press Holdings, Ltd.	45,059	151,242
Singapore Technologies Engineering, Ltd.	40,202	99,444
Singapore Telecommunications, Ltd.	219,430	628,100
SMRT Corp., Ltd. (a)	17,010	22,588
Suntec Real Estate Investment Trust *	191	202
United Overseas Bank, Ltd.	32,963	461,245
United Overseas Land, Ltd.	16,568	46,769
Venture Corp., Ltd. (a)	7,534	58,167
Wilmar International, Ltd. * (a)	12,000	36,818
Wing Tai Holdings, Ltd. (a)	6,772	10,858
Yanlord Land Group, Ltd. (a)	13,000	20,243

		4,091,588
South Africa - 1.23%
ABSA Group, Ltd. (a)	4,347	54,479
African Bank Investments, Ltd. (a)	17,699	58,174

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
African Rainbow Minerals, Ltd.	3,286	$91,091
Allan Gray Property Trust (a)	12,644	9,440
Anglo Platinum, Ltd.	2,090	306,725
AngloGold Ashanti, Ltd.	6,471	217,939
Aspen Pharmacare Holdings, Ltd. *	6,829	26,955
Aveng, Ltd.	10,687	76,464
AVI, Ltd.	4,027	7,861
Barloworld, Ltd.	6,212	82,701
Bidvest Group, Ltd. *	7,826	108,189
Discovery Holdings, Ltd., ADR	1	3
FirstRand, Ltd.	82,249	162,504
Foschini, Ltd.	6,113	29,005
Freeworld Coatings, Ltd. * (a)	6,212	6,741
Gold Fields, Ltd.	18,386	256,878
Grindrod, Ltd.	4,245	11,551
Harmony Gold Mining Company, Ltd. *	10,168	121,258
Hulamin, Ltd.	107	316
Impala Platinum Holdings, Ltd.	15,718	607,697
Imperial Holdings, Ltd. *	5,062	49,589
Investec, Ltd.	4,948	35,170
JD Group, Ltd.	5,346	24,149
Kumba Iron Ore, Ltd.	2,433	92,955
Kumba Resources, Ltd.	3,477	47,346
Lewis Group, Ltd. (a)	1,100	5,685
Liberty Group, Ltd. * (a)	3,638	32,976
Massmart Holdings, Ltd.	5,969	49,388
Metropolitan Holdings, Ltd.	7,103	11,742
Mittal Steel South Africa, Ltd.	5,794	140,600
MTN Group, Ltd.	43,707	664,408
Murray & Roberts Holdings, Ltd.	8,631	101,806
Nampak, Ltd. * (a)	7,028	14,232
Naspers, Ltd.	10,405	181,604
Nedbank Group, Ltd.	6,222	89,760
Network Healthcare Holdings, Ltd. *	37,390	39,469
Pick'n Pay Stores, Ltd.	6,260	22,025
Pretoria Portland Cement Company, Ltd. (a)	15,497	76,554
Remgro, Ltd.	6,698	162,028
Reunert, Ltd.	5,060	35,286
RMB Holdings, Ltd.	10,039	30,359
Sanlam, Ltd.	66,683	157,224
Sappi, Ltd.	6,291	71,768
Sasol, Ltd.	17,507	843,150
Shoprite Holdings, Ltd. (a)	12,856	60,169
Spar Group, Ltd.	2,241	13,432
Standard Bank Group, Ltd.	32,158	350,168
Steinhoff International Holdings, Ltd. *	29,777	66,485
Super Group, Ltd.	2,898	2,606
Telkom SA, Ltd.	8,779	142,159
Tiger Brands, Ltd.	4,907	80,927
Truworths International, Ltd. (a)	13,754	43,303
Woolworths Holdings, Ltd.	24,928	37,292

		6,011,785
South Korea - 2.61%
Amorepacific Corp. (a)	90	48,756
Asiana Airlines (a)	814	5,515
Cheil Communications, Inc.	40	9,649

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Cheil Industries, Inc. (a)	1,420	$69,214
CJ CheilJedang Corp. *	210	46,836
Daegu Bank	3,940	53,101
Daelim Industrial Company	810	104,166
Daewoo Engineering & Construction
Company, Ltd.	4,550	99,565
Daewoo International Corp.	1,350	48,906
Daewoo Securities Company, Ltd. * (a)	3,570	79,245
Daewoo Shipbuilding & Marine Engineering
Company, Ltd. (a)	2,970	114,064
Daishin Securities Company, Ltd. * (a)	460	10,561
Daum Communications Corp. * (a)	103	7,731
DC Chemical Company, Ltd.	340	130,161
Dongbu Insurance Company, Ltd. *	990	38,218
Dongkuk Steel Mill Company, Ltd.	1,070	42,008
Doosan Corp. * (a)	230	44,616
Doosan Heavy Industries and Construction
Company, Ltd. (a)	900	121,427
Doosan Infracore Company, Ltd. (a)	2,090	70,019
GS Engineering & Construction Corp. (a)	1,110	163,804
GS Holdings Corp.	610	23,824
Hana Financial Group, Inc.	3,590	147,143
Hanjin Heavy Industries & Construction
Company, Ltd. (a)	1,043	66,160
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. *	386	13,635
Hanjin Shipping Company, Ltd.	1,680	66,375
Hankook Tire Company, Ltd.	3,350	53,295
Hanmi Pharm Company, Ltd.	60	9,442
Hanwha Chem Corp. (a)	1,680	28,536
Hanwha Corp.	1,280	67,826
Hite Brewery Company, Ltd.	360	40,648
Honam Petrochemical Corp.	390	31,909
Hynix Semiconductor, Inc. * (a)	2,520	71,060
Hyosung Corp.	700	47,547
Hyundai Autonet Company, Ltd.	2,560	14,691
Hyundai Department Store Company, Ltd.	400	38,601
Hyundai Development Company	1,990	136,827
Hyundai Engineering & Construction
Company, Ltd.	1,380	120,255
Hyundai Heavy Industries (a)	1,250	470,337
Hyundai Marine & Fire
Insurance Company, Ltd. *	860	18,232
Hyundai Merchant Marine Company, Ltd. (a)	1,130	51,510
Hyundai Mipo Dockyard	380	85,637
Hyundai Mobis	1,720	134,550
Hyundai Motor Company, Ltd. (a)	4,460	356,170
Hyundai Securities Company, Ltd. * (a)	4,165	65,256
Hyundai Steel Company	1,460	102,644
Industrial Bank of Korea	2,110	31,267
Kangwon Land, Inc.	3,350	69,149
KCC Corp.	150	69,574
Kia Motors Corp. * (a)	5,990	69,178
Kookmin Bank, SADR	7,870	441,114
Kookmin Bank	1,500	84,191
Korea Electric Power Corp., ADR	12,176	183,127
Korea Electric Power Corp. (a)	1,060	32,114

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Korea Exchange Bank	7,290	$97,452
Korea Gas Corp.	620	46,057
Korea Investment Holdings Company, Ltd. *	1,160	54,728
Korea Line Corp.	160	30,253
Korea Zinc Company, Ltd.	340	41,278
Korean Air Lines Company, Ltd. (a)	1,139	61,650
Korean Reinsurance Company, Ltd. *	795	8,108
KT Corp., SADR	6,342	150,623
KT Corp. (a)	690	32,803
KT Freetel Company, Ltd. * (a)	2,230	65,307
KT&G Corp.	3,110	244,265
Kumho Industrial Company, Ltd.	540	24,976
LG Chem, Ltd.	1,505	112,877
LG Corp.	1,210	91,408
LG Dacom Corp. (a)	1,000	18,946
LG Electronics, Inc. (a)	2,730	350,853
LG Fashion Corp., Ltd.	636	16,329
LG Household & Health Care, Ltd.	310	53,548
LG International Corp. (a)	843	16,953
LG Philips LCD Company, Ltd., ADR	2,360	52,699
LG Philips LCD Company, Ltd. (a)	1,600	71,444
LG Telecom, Ltd. (a)	3,558	28,133
Lotte Chilsung Beverage Company, Ltd.	10	9,389
Lotte Confectionery Company, Ltd.	20	25,621
Lotte Shopping Company, Ltd.	270	82,146
LS Cable, Ltd.	520	47,312
Mirae Asset Securities Company, Ltd. * (a)	554	78,216
NCSoft Corp. (a)	400	18,618
NHN Corp. *	1,144	268,642
Nong Shim Company, Ltd.	90	16,429
Orion Corp.	40	6,880
Pacific Corp.	20	2,431
Poongsan Corp.	730	12,782
POSCO	2,170	1,038,774
Pusan Bank	3,930	49,326
S1 Corp.	200	10,399
Samsung Card Company, Ltd.	950	45,026
Samsung Corp.	3,840	270,039
Samsung Electro-Mechanics Company, Ltd. (a)	1,870	102,376
Samsung Electronics Company, Ltd.	3,240	2,048,822
Samsung Engineering Company, Ltd.	1,000	93,216
Samsung Fine Chemicals Company, Ltd.	150	8,196
Samsung Fire & Marine
Insurance Company, Ltd. *	1,030	213,537
Samsung Heavy Industries Company, Ltd.	5,340	171,389
Samsung SDI Company, Ltd. *	1,070	84,315
Samsung Securities Company, Ltd. * (a)	1,660	122,521
Samsung Techwin Company, Ltd.	1,460	79,837
Shinhan Financial Group Company, Ltd.,
SADR *	475	50,146
Shinhan Financial Group Company, Ltd.	8,450	446,405
Shinsegae Company, Ltd.	430	271,572
SK Corp.	1,039	149,884
SK Energy Company, Ltd.	1,460	151,145
SK Telecom Company, Ltd., ADR	9,437	203,934
SK Telecom Company, Ltd.	60	11,358
S-Oil Corp.	1,400	89,303

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
STX Engine Company, Ltd.	370	$17,405
STX Shipbuilding Company, Ltd.	1,300	48,627
Taihan Electric Wire Company, Ltd. (a)	580	31,389
Tong Yang Investment Bank *	2,376	39,397
Woongjin Coway Company, Ltd.	1,150	34,801
Woori Finance Holdings Company, Ltd.	3,320	58,131
Woori Investment & Securities Company, Ltd. * (a)	2,910	61,992
Yuhan Corp.	93	17,492

		12,809,296
Spain - 3.16%
Abertis Infraestructuras SA	7,729	251,712
Acciona SA	847	226,786
Acerinox SA (a)	4,702	130,326
ACS Actividades SA	6,252	355,954
Antena 3 de Television SA	2,131	29,270
Banco Bilbao Vizcaya Argentaria SA	105,501	2,319,991
Banco de Sabadell SA (a)	13,993	153,470
Banco Popular Espanol SA (a)	23,046	417,773
Banco Santander Central Hispano SA	176,449	3,515,209
Bankinter SA, ADR	3,826	60,708
Cintra Concesiones de Infraestructuras de
Transporte SA	5,536	81,932
Corporacion Mapfre SA	13,850	69,544
Fomento de Construcciones SA	1,443	95,082
Gamesa Corporacion Tecno SA	4,375	199,725
Gas Natural SDG SA	3,402	210,195
Gestevision Telecinco SA	2,959	60,217
Grupo Ferrovial SA	1,834	132,988
Iberdrola SA, GDR	19,152	371,358
Iberdrola SA	91,222	1,410,833
Iberia Lineas Aereas de Espana SA	12,537	54,593
Indra Sistemas SA	3,134	90,257
Industria de Diseno Textil SA	5,872	325,917
Promotora de Informaciones SA	2,061	31,021
Red Electrica De Espana	3,106	190,221
Repsol YPF SA	21,966	756,752
Sacyr Vallehermoso SA (a)	2,628	91,294
Sogecable SA *	1,564	68,613
Telefonica SA	121,273	3,484,415
Union Fenosa SA	3,091	207,793
Zardoya Otis SA	3,228	89,570
Zeltia SA *	4,277	31,336

		15,514,855
Sweden - 1.73%
Alfa Laval AB	2,401	146,106
Assa Abloy AB - Series B	9,099	165,197
Atlas Copco AB, Series A, ADR *	19,422	332,103
Atlas Copco AB, Series B, ADR *	11,201	176,001
Axfood AB	324	11,544
Boliden AB *	8,500	90,731
Castellum AB	2,020	24,668
D. Carnegie & Company AB *	869	14,633
Electrolux AB, Series B (a)	6,076	100,056
Elekta AB, Series B	1,079	18,696
Eniro AB	2,078	15,147

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Ericsson LM, Series B	420,450	$824,837
Fabege AB, ADR *	1,734	18,546
Getinge AB, Series B	4,781	124,189
Hennes & Mauritz AB, B shares	13,382	823,781
Holmen AB, Series B *	1,571	54,367
Husqvarna AB, B Shares	7,638	92,032
Investor AB, B shares *	6,600	148,659
Kungsleden AB	1,743	21,649
Lundin Petroleum AB, Series A *	7,205	97,867
Modern Times Group AB, Series B	1,185	82,731
Nobia AB *	1,800	15,568
Nordea Bank AB	58,802	953,773
Oriflame Cosmetics AB	534	35,499
Sandvik AB *	26,311	457,728
SAS AB *	2,554	23,569
Scania AB, Series B *	10,252	214,882
Securitas AB, B Shares	8,899	117,705
Securitas Systems AB	3,651	10,612
Skandinaviska Enskilda Banken AB, Series A *	12,467	326,620
Skanska AB, Series B	9,559	191,673
SKF AB, B Shares *	10,752	216,476
SSAB Svenskt Stal AB, Series A	5,222	147,074
SSAB Svenskt Stal AB, Series B	2,192	56,399
Svenska Cellulosa AB, ADR *	16,076	293,113
Svenska Handelsbanken AB, Series A	13,439	391,649
Swedbank AB, A shares	5,200	145,841
Swedish Match AB	7,653	167,134
Tele2 AB, Series B	7,740	146,415
Teliasonera AB	63,043	506,115
Trelleborg AB, Series B	954	19,045
Volvo AB, Series A *	12,590	187,578
Volvo AB, Series B *	31,320	474,541
Wihlborgs Fastigheter AB	640	14,631

		8,497,180
Switzerland - 5.30%
ABB, Ltd.	63,172	1,702,622
Actelion, Ltd. *	2,638	143,972
Adecco SA	4,055	234,242
Ciba Specialty Chemicals AG (a)	2,005	73,119
Compagnie Financiere
Richemont AG, Series A *	15,469	868,471
Credit Suisse Group AG	29,359	1,494,898
EFG International, ADR	1,094	37,466
Geberit AG, ADR	1,210	180,346
Givaudan AG	172	170,145
Holcim, Ltd.	5,928	622,640
Julius Baer Holding AG	3,032	223,806
Kudelski SA	1,029	15,110
Kuehne & Nagel International AG	1,500	150,350
Kuoni Reisen Holding AG, Series B	95	52,818
Lindt & Spruengli AG, ADR	22	73,054
Logitech International SA *	4,819	122,269
Lonza Group AG	1,416	187,854
Nestle SA	11,111	5,553,748
Nobel Biocare Holding AG, Series BR (a)	726	169,071
Novartis AG	66,422	3,408,380

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Pargesa Holding SA, ADR	323	$36,016
Phonak Holding AG	1,314	120,987
PSP Swiss Property AG *	1,343	90,697
Rieter Holding AG	142	54,368
Roche Holdings AG - Genusschein	20,120	3,792,012
Schindler Holding AG	1,488	111,474
Societe Generale de Surveillance Holdings AG	126	181,441
Straumann Holding AG	197	56,311
Sulzer AG	104	137,494
Swatch Group AG, BR shares	994	266,163
Swatch Group AG	1,486	76,288
Swiss Life Holding *	1,036	288,132
Swiss Re	10,273	897,992
Swisscom AG	694	238,018
Syngenta AG *	2,884	842,545
Synthes AG	1,827	255,432
UBS AG	58,382	1,699,970
Unaxis Holding AG *	178	62,750
Zurich Financial Services AG	4,066	1,281,637

		25,974,108
Taiwan - 2.03%
Acer Sertek, Inc.	61,915	111,626
Advanced Semiconductor Engineering, Inc.	101,018	99,037
Advantech Company, Ltd.	6,300	14,927
Asia Cement Corp.	43,200	77,574
Asia Optical Company, Inc.	4,039	10,906
Asustek Computer, Inc.	81,432	239,875
AU Optronics Corp.	156,245	269,814
BenQ Corp. *	30,600	26,076
Catcher Technology Company, Ltd.	10,400	38,813
Cathay Financial Holdings Company, Ltd.	147,000	377,328
Cathay Real Estate Development
Company, Ltd.	22,000	19,623
Chang Hwa Commercial Bank, Ltd.	99,000	75,050
Cheng Shin Rubber Industry Company, Ltd.	16,050	32,763
Cheng Uei Precision Industry Company, Ltd.	6,300	13,998
Chi Mei Optoelectronics Corp.	97,760	129,379
China Airlines, Ltd.	30,895	17,987
China Development Financial Holdings Corp.	239,990	111,015
China Motor Company, Ltd.	13,065	12,685
China Steel Corp.	213,720	339,987
Chinatrust Finance Holding Company, Ltd. *	184,000	179,001
Chunghwa Picture Tubes, Ltd. *	164,000	50,379
Chunghwa Telecom Company, Ltd. *	121,818	321,589
CMC Magnetics Corp. *	65,000	21,486
Compal Communications, Inc.	5,250	9,380
Compal Electronics, Inc.	77,445	74,468
Compeq Manufactuing Company, Ltd.	23,000	7,639
Delta Electronics, Inc.	39,900	118,177
D-Link Corp.	13,056	21,632
E.Sun Financial Holding Company, Ltd. *	79,000	48,305
Epistar Corp.	9,965	27,986
Eternal Chemical Company, Ltd.	12,320	14,418
EVA Airways Corp. *	30,000	17,989
Evergreen Marine Corp.	25,000	24,778
Everlight Electronics Company, Ltd.	6,000	20,541

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Far Eastern Department Stores Company, Ltd.	16,000	$26,650
Far Eastern Textile, Ltd.	69,010	116,896
Far EasTone Telecommunications Company,
Ltd.	16,159	27,615
Firich Enterprises Company, Ltd.	2,000	20,744
First Financial Holding Company, Ltd.	117,300	123,222
Formosa Chemicals & Fibre Corp.	75,000	195,283
Formosa Petrochemical Corp.	47,000	140,049
Formosa Plastic Corp.	103,000	312,859
Formosa Taffeta Company, Ltd.	18,000	20,459
Foxconn Technology Company, Ltd.	10,350	61,732
Fubon Group Company, Ltd.	96,000	109,266
Fuhwa Financial Holdings Company, Ltd. *	150,130	141,898
Gigabyte Technology Company, Ltd.	14,000	11,164
HannStar Display Corp. *	97,704	42,171
High Tech Computer Corp.	11,400	257,520
Hon Hai Precision Industry Company, Ltd.	128,424	739,362
Hua Nan Financial Holdings Company, Ltd.	88,000	81,327
InnoLux Display Corp.	51,673	138,105
Inotera Memories, Inc.	77,380	69,133
Inventec Appliances Corp.	5,250	10,480
Inventec Company, Ltd.	35,700	21,971
KGI Securities Company, Ltd.	57,000	43,081
Kinpo Electronics, Inc.	25,500	8,922
Kinsus Interconnect Technology Corp.	7,000	18,789
Largan Precision Company, Ltd.	3,060	32,018
Lite-On Technology Corp.	45,811	53,470
Macronix International Company, Ltd.	68,177	31,191
MediaTek, Inc.	21,050	279,607
Mega Financial Holding Company, Ltd.	228,000	179,883
Micro-Star International Company, Ltd.	18,016	15,502
Mitac International	24,822	22,592
Mosel Vitelic, Inc.	23,690	19,652
Motech Industries, Inc.	3,000	20,772
Nan Ya Plastics Corp.	128,000	319,561
Nan Ya Printed Circuit Board Corp.	5,132	24,590
Nanya Technology Corp.	54,587	32,631
Novatek Microelectronics Corp., Ltd.	11,219	41,225
Oriental Union Chemical Corp.	12,240	13,770
Pan-International Industrial Company, Ltd.	6,000	10,779
Phoenix Precision Technology Corp.	14,069	9,951
Polaris Securities Company, Ltd. *	54,118	38,913
Pou Chen Corp.	52,013	50,758
Powerchip Semiconductor Corp.	177,963	66,883
Powertech Technology, Inc.	10,350	37,482
President Chain Store Corp.	11,000	37,696
ProMOS Technologies, Inc.	146,000	35,973
Quanta Computer, Inc.	47,940	66,479
Realtek Semiconductor Corp.	10,500	31,435
Richtek Technology Corp.	2,000	16,004
Ritek Corp. *	53,000	13,850
Shin Kong Financial Holding Company, Ltd.	81,458	61,614
Siliconware Precision Industries Company	63,223	106,552
Sino-American Silicon Products, Inc.	4,000	28,066
SinoPac Holdings Company, Ltd.	138,000	65,716
Synnex Technology International Corp.	17,850	48,954

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taishin Financial Holdings Company, Ltd. *	119,000	$59,713
Taiwan Cellular Corp.	44,843	86,281
Taiwan Cement Corp.	65,740	128,606
Taiwan Cooperative Bank	31,000	30,615
Taiwan Fertilizer Company, Ltd.	17,000	75,025
Taiwan Glass Industrial Corp.	17,536	21,650
Taiwan Navigation Company, Ltd.	5,000	9,565
Taiwan Secom Company, Ltd.	6,000	12,387
Taiwan Semiconductor
Manufacturing Company, Ltd.	548,684	1,135,488
Tatung Company, Ltd. *	96,000	62,231
Teco Electric & Machinery Company, Ltd.	40,000	24,766
Transcend Information, Inc.	6,000	17,834
Tripod Technology Corp.	9,120	31,017
Tung Ho Steel Enterprise Corp.	16,000	30,215
U-Ming Marine Transport Corp.	10,000	30,404
Unimicron Technology Corp.	20,400	28,389
Uni-President Enterprises Corp.	68,900	103,085
United Microelectronics Corp.	322,788	196,640
Vanguard International Semiconductor Corp.	25,000	18,071
Via Technologies, Inc. *	23,000	13,073
Wafer Works Corp.	4,000	17,255
Walsin Lihwa Corp.	74,000	36,712
Wan Hai Lines, Ltd.	25,000	23,329
Waterland Financial Holding Company	36,720	14,542
Winbond Electronics Corp.	81,000	24,038
Wintek Corp.	21,000	19,081
Wistron Corp.	26,497	42,336
Ya Hsin Industrial Company, Ltd. *	22,000	0
Yageo Corp.	56,000	20,649
Yang Ming Marine Transport Corp.	28,223	22,290
Yieh Phui Enterprise Company, Ltd.	23,690	11,478
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	28,280	12,758
Yulon Motor Company, Ltd.	17,253	25,129
Zinwell Corp.	5,000	12,913
Zyxel Communications Corp.	9,180	10,820

		9,936,883
Thailand - 0.26%
Advanced Info Service PCL	24,700	77,394
Airports of Thailand PCL	12,200	22,087
Bangkok Bank PCL, Foreign Shares	23,100	102,422
Bangkok Bank PCL	9,700	41,773
Bangkok Expressway PCL	7,000	4,513
Bank of Ayudhya PCL *	35,900	26,493
Banpu PCL, Reg.	4,100	56,126
BEC World PCL	25,900	23,445
C.P. Seven Eleven PCL	56,395	18,628
Central Pattana PCL	16,900	15,164
Electricity Generating PCL, Foreign Shares	3,900	12,201
Electricity Generating PCL	800	2,447
Glow Energy PCL	13,200	13,416
Hana Microelectronics PCL	16,000	9,401
IRPC PCL	214,900	39,247
Kasikornbank PCL - Foreign Shares	37,700	110,734
Kasikornbank PCL	4,900	14,080

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Krung Thai Bank PCL	79,500	$25,503
Land & Houses PCL, Foreign Shares	58,600	19,065
Land & Houses PCL	42,600	13,249
National Finance PCL	13,200	6,498
Precious Shipping PCL	12,200	9,416
PTT Aromatics & Refining PCL	29,486	35,353
PTT Chemical PCL	7,797	26,002
PTT Exploration & Production PCL	28,300	135,725
PTT PCL, Foreign Shares	20,600	206,752
Ratchaburi Electricity Generating Holding PCL	8,400	12,339
Siam Cement PCL, Foreign Shares	8,400	58,300
Siam Cement PCL	3,700	25,244
Siam City Cement PCL	1,800	13,035
Siam Commercial Bank PCL	22,500	64,674
Siam Makro PCL	1,700	5,399
Thai Airways International PCL	14,500	13,356
Thai Oil Public Company, Ltd.	10,500	23,344
True Corp. PCL *	48,000	7,775

		1,290,600
Turkey - 0.23%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	511	2,410
Akbank AS	26,945	113,499
Akcansa Cimento AS	635	2,549
Aksigorta AS *	3,270	11,913
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	6,968	61,820
Arcelik AS	2,672	10,587
Asya Katilim Bankasi AS *	1,733	10,869
Aygaz AS	1,192	4,044
Cimsa Cimento Sanayi ve Ticaret AS	892	4,454
Dogan Sirketler Grubu Holdings AS *	16,382	16,504
Dogan Yayin Holding AS *	6,771	11,585
Eregli Demir ve Celik Fabrikalari TAS	13,052	91,762
Ford Otomotiv Sanayi AS	1,875	14,641
HACI Omer Sabanci Holdings, AS	13,936	43,481
Hurriyet Gazetecilik AS *	5,062	7,760
Is Gayrimenkul Yatirim Ortakligi AS *	2,702	2,071
KOC Holdings AS *	10,851	30,317
Migros Turk TAS	3,043	44,859
Petkim Petrokimya Holding AS *	2,188	10,703
Tofas Turk Otomobil Fabrik AS	3,340	10,728
Trakya Cam Sanayi AS	2,266	2,857
Tupras Turkiye Petrol Rafine AS	3,873	85,817
Turk Sise ve Cam Fabrikalari AS (a)	8,877	10,967
Turkcell Iletisim Hizmetleri AS	16,462	136,400
Turkiye Garanti Bankasi AS	31,458	142,236
Turkiye Halk Bankasi AS *	9,317	51,964
Turkiye Is Bankasi AS	28,878	107,447
Turkiye Vakiflar Bankasi Tao	22,351	40,894
Ulker Gida Sanayi ve Ticaret AS	2,099	4,182
Vestel Elektronik Sanayi ve Tracaret AS *	2,061	2,571
Yapi ve Kredi Bankasi AS *	19,550	38,056

		1,129,947
United Kingdom - 15.31%
3i Group PLC	10,364	170,754

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
AbitibiBowater, Inc. *	502	$6,495
Aggreko PLC	2,861	36,667
AMEC PLC	8,624	123,867
Anglo American PLC	37,271	2,234,077
Antofagasta PLC	5,090	70,866
ARM Holdings PLC	36,227	63,271
Arriva PLC	2,310	31,464
Associated British Foods PLC	4,669	81,100
AstraZeneca Group PLC	40,523	1,520,019
Astro All Asia Networks PLC, GDR	12,500	13,717
Aviva PLC	74,529	913,832
BAE Systems PLC	96,934	934,724
Barclays PLC	184,209	1,661,880
Barratt Developments PLC	9,112	74,825
BBA Aviation PLC	3,915	11,697
Berkeley Group Holdings PLC *	2,430	53,776
BG Group PLC	94,673	2,193,703
BHP Billiton PLC	62,840	1,850,881
BICC PLC	10,335	96,753
Biffa PLC	3,657	25,312
Bovis Homes Group PLC	2,679	32,248
BP PLC	530,695	5,376,495
Britannic Group PLC	18,742	254,615
British Airways PLC *	17,780	82,704
British American Tobacco PLC	42,738	1,605,234
British Energy Group PLC	30,330	392,998
British Land Company PLC	15,160	276,118
British Sky Broadcasting Group PLC	31,409	347,281
Brixton PLC	1,728	11,317
BT Group PLC	221,418	955,902
Bunzl PLC	10,102	142,279
Burberry Group PLC	11,807	105,619
Cable & Wireless PLC	66,898	197,853
Cadbury Schweppes PLC	58,158	641,050
Capita Group PLC	15,673	211,174
Carnival PLC	4,177	166,448
Carphone Warehouse	11,366	64,374
Cattles PLC	3,763	17,297
Centrica PLC	105,260	623,648
Charter PLC *	1,914	32,292
Close Brothers Group PLC	1,164	14,264
Cobham PLC	32,858	130,424
Compass Group PLC	52,560	336,352
Cookson Group PLC	2,480	32,720
CSR PLC *	2,427	15,696
Daily Mail and General Trust PLC	8,321	71,453
Davis Service Group PLC	1,611	15,809
De La Rue PLC	1,670	29,412
Diageo PLC	73,637	1,490,176
Dixons Group PLC	55,960	70,606
Electrocomponents PLC	4,271	15,405
Enterprise Inns PLC	15,585	124,180
FirstGroup PLC	12,646	141,553
Friends Provident Ethical Investment
Trust PLC	46,704	114,623
Galiform PLC *	18,547	29,178

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
GKN PLC	16,950	$102,578
GlaxoSmithKline PLC	154,169	3,261,015
Great Portland Estates PLC	1,736	18,253
Group 4 Securicor PLC	33,367	150,881
Hammerson PLC	8,779	194,140
Hays PLC	46,107	104,653
HBOS PLC	104,700	1,164,782
Home Retail Group	24,594	127,660
HSBC Holdings PLC	332,795	5,482,438
ICAP PLC	15,278	172,654
IMI PLC	7,256	65,397
Imperial Tobacco Group PLC	18,676	860,005
Inchcape PLC	13,608	108,644
Intercontinental Hotels Group PLC	8,732	131,871
International Personal Finance PLC	7,595	34,364
International Power PLC	43,772	346,102
Intertek Group PLC	1,797	36,863
Invensys PLC *	23,699	105,692
Investec PLC	10,649	71,770
ITV PLC	80,304	101,027
J Sainsbury PLC	45,528	310,109
Johnson Matthey PLC	5,978	238,112
Kazakhmys PLC	2,713	86,031
Kesa Electricals PLC	15,212	62,388
Kingfisher PLC	66,609	175,133
Ladbrokes PLC	14,468	89,501
Land Securities Group PLC	12,525	375,229
Legal & General Group PLC	184,076	461,923
Liberty International PLC	7,346	142,427
Lloyds TSB Group PLC	158,117	1,412,694
Logicacmg PLC	41,317	86,850
London Stock Exchange Group PLC	4,090	98,132
Lonmin PLC, ADR	2,116	128,649
Man Group PLC, ADR	45,087	496,312
Marks & Spencer Group PLC	49,154	378,203
Meggitt PLC	17,825	97,536
Misys PLC	5,107	14,030
Mondi PLC	10,929	90,664
National Express Group PLC	3,116	62,198
National Grid PLC	70,788	978,224
Next Group PLC	5,545	125,609
Old Mutual PLC	151,076	331,555
Pearson PLC	23,570	319,220
Persimmon PLC	8,254	125,357
Premier Farnell PLC	7,074	25,060
Provident Financial PLC	3,797	63,821
Prudential PLC	68,107	899,241
Punch Taverns PLC	7,917	84,665
Rank Group PLC	13,037	22,819
Reckitt Benckiser PLC	17,168	952,026
Reed Elsevier PLC * (a)	31,784	404,813
Rentokil Initial PLC	56,546	109,259
Reuters Group PLC *	35,105	404,048
Rexam PLC	18,218	154,282
Rio Tinto PLC	28,090	2,919,294
Rolls-Royce Group PLC *	50,855	407,342

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Rolls-Royce Group PLC *	4,556,608	$9,043
Royal & Sun Alliance PLC	86,993	222,237
Royal Bank of Scotland Group PLC	266,108	1,782,707
Royal Dutch Shell PLC, A Shares	100,366	3,455,793
Royal Dutch Shell PLC, B Shares	77,796	2,620,678
SABMiller PLC	25,806	565,987
Schroders PLC	3,005	55,955
Scottish & Newcastle PLC	22,169	347,541
Scottish & Southern Energy PLC	24,423	681,225
Segro PLC, REIT	13,092	131,915
Serco Group PLC	13,279	119,655
Severn Trent PLC	6,269	176,781
Shire PLC	7,688	148,819
Signet Group PLC	54,625	66,968
Smith & Nephew PLC	24,494	324,357
Smiths Group PLC	11,063	206,552
SSL International PLC	1,894	17,036
Stagecoach Group PLC	17,095	82,116
Standard Chartered PLC	19,051	651,461
Standard Life PLC	60,132	293,961
Tate & Lyle PLC	13,424	143,943
Taylor Woodrow PLC	32,947	122,629
Tesco PLC	221,201	1,667,103
The Sage Group PLC	34,456	128,858
Thomas Cook Group PLC	12,688	73,111
Tomkins PLC	27,912	99,120
Travis Perkins PLC	3,215	68,442
Trinity Mirror PLC	2,970	17,423
TUI Travel PLC	14,401	73,705
Tullett Prebon PLC	1,687	15,928
Tullow Oil PLC	20,133	263,651
Unilever PLC	36,649	1,239,629
United Business Media PLC	6,257	67,128
United Utilities PLC	25,263	346,496
Vodafone Group PLC	1,486,012	4,417,057
Whitbread PLC	5,742	133,147
William Hill PLC	11,292	84,321
William Morrison Supermarket PLC	33,547	182,910
Wolseley PLC	17,594	185,315
WPP Group PLC (a)	30,470	363,769
Xstrata PLC	17,521	1,227,190
Yell Group PLC	24,052	73,450

		75,067,134
United States - 0.01%
Brookfield Infrastructure Partners LP	582	9,865
Marathon Oil Corp.	352	16,051
Southern Copper Corp.	154	15,990

		41,906

TOTAL COMMON STOCKS (Cost $380,082,541)		$467,856,090

PREFERRED STOCKS - 1.49%

Brazil - 1.17%
Aracruz Celulose SA	8,100	55,256
Banco Bradesco SA	18,600	517,285
Banco Itau Holding Financeira SA	28,844	657,690

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Bradespar SA *	3,500	$94,446
Brasil Telecom Participacoes SA	4,700	62,892
Brasil Telecom SA	5,929	65,213
Braskem SA, A Shares	1,300	11,039
Centrais Eletricas Brasileiras SA *	4,000	57,446
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	1,600	32,826
Cia de Bebidas das Americas	3,011	226,507
Cia de Gas de Sao Paulo, A Shares	600	15,079
Cia Energetica de Minas Gerais	4,500	80,783
Cia Energetica de Sao Paulo *	4,497	73,810
Cia Paranaense de Energia	2,900	47,416
Cia Vale do Rio Doce	36,900	1,068,075
Companhia de Bebidas das Americas, ADR	1,893	143,016
Companhia de Tecidos Norte de Minas SA	1,600	7,842
Duratex SA	1,900	36,361
Eletropaulo Metropolitana de Sao Paulo SA	651,566	51,243
Gerdau SA	5,250	161,865
Gol Linhas Aereas Inteligentes SA	1,400	20,816
Investimentos Itau SA	28,000	164,359
Klabin SA	16,000	52,886
Lojas Americanas SA	8,000	59,497
Metalurgica Gerdau SA	1,900	79,153
Net Servicos de Comunicacao SA *	3,355	35,850
Petroleo Brasileiro SA	27,400	1,155,369
Sadia SA, ADR *	12,000	71,123
Suzano Papel e Celulose SA	4,200	63,406
Tam SA	1,816	34,981
Tele Norte Leste Participacoes SA	5,000	132,786
Telemig Celular Participacoes SA	516	14,762
Telesp Celular Participacoes SA *	12,700	74,042
Tim Participacoes SA	16,751	54,223
Usinas Siderurgicas de Minas Gerais SA,
Series A	3,450	193,469
Votorantim Celulose e Papel SA *	2,000	57,218

		5,730,030
Germany - 0.21%
Bayerische Motoren Werke (BMW) AG	387	17,003
Porsche Automobil Holding SE	2,362	431,569
RWE AG	1,069	101,380
Volkswagen AG	2,840	472,106

		1,022,058
Italy - 0.02%
IFI-Istituto Finanziario Industriale SpA *	1,531	42,182
Unipol SpA	18,946	54,449

		96,631
Japan - 0.00%
ITO EN, Ltd. *	500	5,635

Malaysia - 0.00%
Malaysian Airline System BHD *	2,300	583

Russia - 0.02%
Surgutneftegaz SADR	2,141	104,481

South Korea - 0.07%
Hyundai Motor Company	1,000	33,033

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

South Korea (continued)
LG Electronics, Inc.	170	$9,759
Samsung Electronics Company, Ltd.	610	276,416

		319,208

TOTAL PREFERRED STOCKS (Cost $4,167,930)		$7,278,626

WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50) *	9,256	3,449

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 07/10/2009, Strike
Price: IDR 400.00) *	33,314	1,086

TOTAL WARRANTS (Cost $317)		$4,535

RIGHTS - 0.00%

Australia - 0.00%
Iluka Resources, Ltd. (Expiration Date:
04/09/2008, Strike Price AUD 2.55) *	1,591	0

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	6,534	1,934

Malaysia - 0.00%
Genting International PLC (Expiration Date:
04/11/2008, Strike Price MYR 0.88) *	7,580	0

Thailand - 0.00%
True Corp. PCL *	23,152	0

TOTAL RIGHTS (Cost $0)		$1,934

SHORT TERM INVESTMENTS - 8.08%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$1,773,385	$1,773,385
Federated Prime Obligations Fund	27,422	27,422
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	37,825,450	37,825,450

TOTAL SHORT TERM INVESTMENTS
(Cost $39,626,257)		$39,626,257

Total Investments (International Equity Index Trust B)
(Cost $423,877,045) - 105.00%		$514,767,442
Liabilities in Excess of Other Assets - (5.00)%		(24,510,941)

TOTAL NET ASSETS - 100.00%		$490,256,501

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Banking	12.17%
Telecommunications Equipment & Services	6.29%
International Oil	5.57%
Insurance	5.00%
Mining	4.30%

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.80%

Australia - 1.56%
CSL, Ltd. (a)	406,477	$13,778,907

Brazil - 7.94%
All America Latina Logistica SA	448,510	4,524,208
Bovespa Holding SA *	1,332,000	17,952,812
Gafisa SA *	442,391	7,313,936
Petroleo Brasileiro SA, ADR	278,323	28,419,561
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	101,115	11,794,054

		70,004,571
Canada - 5.31%
Potash Corp. of Saskatchewan, Inc.	57,568	8,935,129
Research In Motion, Ltd. *	205,787	23,095,475
Rogers Communications, Inc., Class B	412,150	14,824,471

		46,855,075
Denmark - 1.28%
Vestas Wind Systems AS * (a)	102,750	11,310,342

France - 11.72%
Accor SA	121,049	8,838,033
Alstom	61,693	13,364,227
AXA Group SA	245,349	8,873,533
Cie Generale de Geophysique-Veritas *	39,915	9,928,654
Groupe DANONE	140,224	12,538,325
JC Decaux SA (a)	389,733	11,471,648
Pinault-Printemps-Redoute SA	63,963	9,483,986
Veolia Environnement SA	413,083	28,826,261

		103,324,667
Germany - 4.46%
Continental AG	318,801	32,449,023
GEA Group AG *	204,220	6,876,909

		39,325,932
Hong Kong - 5.73%
China Merchants Holdings International
Company, Ltd. (a)	914,000	4,388,038
China Mobile, Ltd.	1,213,500	18,232,486
CNOOC, Ltd.	7,296,500	10,730,517
Esprit Holdings, Ltd.	728,000	8,838,509
Shangri-La Asia, Ltd.	3,054,692	8,328,639

		50,518,189
India - 1.32%
ICICI Bank, Ltd., SADR	303,763	11,600,709

Ireland - 0.54%
Anglo Irish Bank Corp. PLC	356,643	4,765,168

Israel - 1.44%
Teva Pharmaceutical Industries, Ltd., SADR	275,093	12,706,546

Japan - 7.80%
Daikin Industries, Ltd.	192,375	8,384,728
Daiwa Securities Group, Inc.	461,000	4,026,027
Fujitsu, Ltd.	682,000	4,510,369
Hitachi Construction Machinery Company, Ltd.	163,226	4,139,275
Marubeni Corp.	2,017,000	14,841,300
Nintendo Company, Ltd.	42,200	22,079,224
Sumitomo Realty &
Development Company, Ltd.	224,000	3,990,692

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Yamada Denki Company, Ltd. (a)	77,972	$6,798,164

		68,769,779
Mexico - 5.73%
America Movil SA de CV, Series L, ADR	588,952	37,510,353
Cemex SA de CV, SADR *	498,020	13,008,282

		50,518,635
Netherlands - 2.56%
Heineken NV	387,963	22,532,627

Singapore - 1.01%
Capitaland, Ltd. *	1,901,413	8,886,485

South Africa - 1.31%
MTN Group, Ltd.	759,909	11,551,696

South Korea - 2.51%
Samsung Electronics Company, Ltd.	34,980	22,119,687

Spain - 1.30%
Telefonica SA	397,540	11,422,116

Switzerland - 18.28%
ABB, Ltd.	665,781	17,944,233
Actelion, Ltd. *	171,175	9,342,086
Credit Suisse Group AG	572,887	29,170,181
Holcim, Ltd.	273,027	28,677,037
Julius Baer Holding AG	220,807	16,298,776
Lonza Group AG	187,085	24,819,614
Nestle SA	48,115	24,049,914
Roche Holdings AG - Genusschein	57,617	10,859,063

		161,160,904
United Kingdom - 11.55%
BG Group PLC	381,838	8,847,708
British Sky Broadcasting Group PLC	2,498,772	27,628,246
Johnson Matthey PLC	121,126	4,824,609
Man Group PLC, ADR	1,151,236	12,672,655
Reckitt Benckiser PLC	255,676	14,178,136
Rio Tinto PLC	76,677	7,968,769
Tesco PLC	3,416,115	25,745,885

		101,866,008
United States - 1.45%
Las Vegas Sands Corp. *	173,673	12,789,280

TOTAL COMMON STOCKS (Cost $805,212,968)		$835,807,323

SHORT TERM INVESTMENTS - 6.95%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$61,267,533	$61,267,533

TOTAL SHORT TERM INVESTMENTS
(Cost $61,267,533)		$61,267,533

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.92%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$69,860,105 on 04/01/2008,
collateralized by $240,000 Federal
Home Loan Bank, 5.435% due
12/20/2022 (valued at $254,400,
including interest) and
$68,025,000 Federal National
Mortgage Association, 5.40% due
12/14/2022 (valued at
$71,001,094, including interest)	$69,857,000	$69,857,000

TOTAL REPURCHASE AGREEMENTS
(Cost $69,857,000)		$69,857,000

Total Investments (International Opportunities Trust)
(Cost $936,337,501) - 109.67%		$966,931,856
Liabilities in Excess of Other Assets - (9.67)%		(85,249,404)

TOTAL NET ASSETS - 100.00%		$881,682,452

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Cellular Communications	7.63%
Financial Services	6.78%
Banking	5.04%
Construction Materials	4.73%
Food & Beverages	4.15%

International Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.89%

Australia - 8.78%
Billabong International, Ltd.	527,230	$6,276,124
Downer EDI, Ltd.	2,655,599	15,220,714
Emeco Holdings, Ltd.	3,506,675	2,578,246
Iluka Resources, Ltd.	3,064,143	13,168,496
PaperlinX, Ltd.	4,504,805	11,368,024

		48,611,604
Belgium - 1.22%
Barco NV	94,305	6,752,124

Bermuda - 2.45%
Bio-Treat Technology, Ltd.	9,066,000	3,341,363
Ngai Lik Industrial Holdings, Ltd.	20,564,201	911,598
People's Food Holdings, Ltd.	12,229,370	9,330,855

		13,583,816
Brazil - 0.91%
Companhia de Saneamento de Minas Gerais *	340,881	5,012,099

Canada - 7.21%
ATS Automation Tooling Systems, Inc. *	863,260	5,088,142
Dorel Industries, Inc., Class B	262,200	7,778,255
GSI Group, Inc. *	682,348	5,308,667
MDS, Inc. *	589,284	11,481,982

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Mega Brands, Inc. *	274,800	$1,290,405
North West Company	244,804	4,455,101
Saxon Energy Services, Inc. *	779,000	4,553,558

		39,956,110
Cayman Islands - 0.22%
Chitaly Holdings, Ltd.	6,728,000	1,208,460

China - 2.03%
BYD Company, Ltd., H Shares	2,576,134	4,760,260
Sinotrans, Ltd., Class H	22,156,000	6,464,215

		11,224,475
Finland - 3.54%
Amer Sports Oyj, A Shares	481,640	9,695,632
Elcoteq SE, A Shares *	387,130	2,543,676
Huhtamaki Oyj (a)	690,184	7,389,378

		19,628,686
Germany - 1.27%
Jenoptik AG *	1,004,361	7,012,733

Hong Kong - 7.85%
AAC Acoustic Technology Holdings, Inc. *	4,004,000	3,249,643
Dah Sing Financial Group (a)	794,929	5,291,215
Fountain Set Holdings, Ltd.	16,101,998	2,562,478
Giordano International, Ltd.	10,170,017	4,132,129
Lerado Group Holding Company, Ltd.	13,967,612	1,250,487
TCL Communication Technology
Holdings, Ltd. *	93,375,008	3,623,109
Texwinca Holdings, Ltd.	13,987,324	10,056,813
Travelsky Technology, Ltd., Class H	3,598,604	2,686,953
Weiqiao Textile Company, Ltd.	4,243,746	5,494,887
Yue Yuen Industrial Holdings, Ltd. (a)	1,617,246	5,099,672

		43,447,386
Indonesia - 0.62%
Astra International Tbk PT	1,301,206	3,454,527

Japan - 5.25%
Descente, Ltd.	916,000	5,352,619
Meitec Corp.	211,366	6,433,535
Nichii Gakkan Company, Ltd. (a)	508,900	7,396,182
Sohgo Security Services Company, Ltd.	484,386	6,803,112
Takuma Company, Ltd. (a)	1,140,000	3,112,171

		29,097,619
Luxembourg - 0.41%
Thiel Logistik AG *	816,376	2,262,513

Netherlands - 3.94%
Draka Holding NV	74,316	2,399,226
Imtech NV	150,737	4,003,574
OPG Groep NV	380,316	10,788,866
SBM Offshore NV	142,928	4,610,765

		21,802,431
Norway - 1.47%
Tomra Systems ASA	1,069,180	8,118,694

Philippines - 0.19%
First Gen Corp.	1,093,700	1,049,151

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore - 2.00%
Cerebos Pacific, Ltd.	208,209	$574,402
Huan Hsin Holdings, Ltd.	2,450,627	969,556
Osim International, Ltd. (a)	5,422,237	1,383,179
Venture Corp., Ltd.	1,057,000	8,160,746

		11,087,883
South Korea - 8.34%
Daeduck Electronics Company, Ltd.	513,650	2,744,504
Daegu Bank	510,140	6,875,377
Halla Climate Control Company, Ltd.	788,730	6,397,254
Intops Company, Ltd.	129,844	3,198,675
People & Telecommunication, Inc.	329,468	2,812,216
Pusan Bank	880,760	11,054,563
Sindo Ricoh Company, Ltd.	87,910	4,624,740
Youngone Corp.	1,035,230	8,461,544

		46,168,873
Sweden - 2.88%
D. Carnegie & Company AB *	624,875	10,522,237
Securitas Systems AB	1,871,740	5,440,571

		15,962,808
Switzerland - 1.87%
Verwaltungs & Privat Bank AG	46,837	10,346,473

Taiwan - 10.78%
Acbel Polytech, Inc. *	6,720,326	3,147,407
BenQ Corp. *	3,988,600	3,398,964
D-Link Corp.	7,145,972	11,839,731
Giant Manufacturing Company, Ltd.	985,000	2,491,580
KYE System Corp. *	4,277,535	5,430,730
Pihsiang Machinery Manufacturing Company,
Ltd.	3,527,000	7,211,514
Simplo Technology Company, Ltd.	2,041,200	10,569,116
Ta Chong Bank, Ltd. *	23,391,000	8,109,675
Taiwan Fu Hsing Industrial Company, Ltd.	2,863,310	1,708,949
Test-Rite International Company, Ltd.	8,806,201	5,789,582

		59,697,248
Thailand - 4.99%
Bank of Ayudhya PCL, NVDR *	14,664,700	10,822,049
Glow Energy PCL	9,359,024	9,512,110
Total Access Communication PCL *	5,923,205	7,316,757

		27,650,916
United Kingdom - 10.34%
Bodycote International PLC	1,828,622	6,776,492
Burberry Group PLC	649,531	5,810,368
Fiberweb PLC	3,075,560	3,703,634
FKI PLC	6,558,221	9,074,301
Future PLC	7,431,290	4,203,327
Game Group PLC	3,061,572	12,897,815
Henderson Group PLC	217,400	457,174
New Star Asset Management Group, Ltd. *	1,655,739	3,778,145
Yule Catto & Company PLC	3,401,672	10,568,686

		57,269,942

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States - 1.33%
Steiner Leisure, Ltd. *	223,914	$7,389,162

TOTAL COMMON STOCKS (Cost $480,436,126)		$497,795,733

SHORT TERM INVESTMENTS - 10.20%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$3,134,676	$3,134,676
Paribas Corp. Time Deposit
3.00% due 04/01/2008	53,385,000	53,385,000

TOTAL SHORT TERM INVESTMENTS
(Cost $56,519,676)		$56,519,676

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$41,002 on 04/01/2008,
collateralized by $40,000 Federal
Home Loan Bank, 5.25% due
06/12/2009 (valued at $42,150,
including interest)	$41,000	$41,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,000)		$41,000

Total Investments (International Small Cap Trust)
(Cost $536,996,802) - 100.10%		$554,356,409
Liabilities in Excess of Other Assets - (0.10)%		(557,043)

TOTAL NET ASSETS - 100.00%		$553,799,366

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Apparel & Textiles	8.62%
Banking	8.52%
Computers & Business Equipment	5.02%
Electronics	3.95%
Healthcare Products	3.63%

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.97%

Australia - 7.87%
ABB Grain, Ltd. (a)	24,258	$195,274
Adelaide Brighton, Ltd.	109,968	343,644
Admiralty Resources NL * (a)	114,634	19,926
AED Oil, Ltd. *	2,649	5,622
Aevum, Ltd.	12,643	21,869
Alesco Corp., Ltd. (a)	18,723	166,562
Allegiance Mining NL *	100,467	101,573
Amadeus Energy, Ltd. * (a)	46,414	23,305
Amalgamated Holdings, Ltd.	10,010	49,424
Andean Resources, Ltd. *	31,892	49,502
Ansell, Ltd.	23,799	253,917
APA Group	75,975	198,361

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Aquila Resources, Ltd. * (a)	24,581	$225,822
ARB Corp., Ltd.	16,596	58,981
ARC Energy, Ltd. * (a)	74,285	84,432
Arrow Energy NL * (a)	69,298	112,207
Ausdrill, Ltd.	41,067	75,977
Austal, Ltd.	38,731	91,578
Austar United Communications, Ltd. *	94,934	115,610
Austereo Group, Ltd.	66,947	104,480
Australian Agricultural Company, Ltd. (a)	58,133	139,107
Australian Infrastructure Fund	62,949	156,829
Australian Worldwide Exploration, Ltd. *	75,123	242,848
AVJennings, Ltd.	48,073	27,262
AWB, Ltd. (a)	37,000	93,467
Babcock & Brown Environmental
Investments, Ltd. *	19,027	8,617
Bank of Queensland, Ltd. (a)	19,548	295,052
Beach Petroleum, Ltd. (a)	120,193	138,613
Bemax Resources, Ltd. *	223,104	49,064
Bendigo Mining, Ltd. *	69,546	18,501
Biota Holdings, Ltd. *	24,576	27,081
Blackmores, Ltd.	1,097	18,573
Boom Logistics, Ltd. (a)	25,797	23,416
Bradken, Ltd. (a)	11,657	71,699
Brickworks, Ltd. (a)	3,864	35,553
Cabcharge Australia, Ltd.	18,829	168,493
Campbell Brothers, Ltd.	10,457	239,653
Candle Australia, Ltd. (a)	17,490	26,903
Cardno, Ltd.	2,404	11,663
CBH Resources, Ltd. * (a)	158,056	52,234
CEC Group, Ltd.	22,583	14,127
Cellestis, Ltd. * (a)	15,855	32,535
Centamin Egypt, Ltd. *	43,601	59,807
Centennial Coal Company, Ltd. (a)	34,807	130,187
Chandler Macleod, Ltd.	23,005	13,799
Charter Hall Group	34,162	43,963
Citigold Corp., Ltd. * (a)	163,943	51,628
City Pacific, Ltd.	15,707	17,657
Clinuvel Pharmaceuticals, Ltd. *	69,980	24,118
Clough, Ltd. *	70,761	44,923
Coal of Africa, Ltd. *	42,019	86,893
Coeur d'Alene Mines Corp. * (a)	37,202	154,695
Commander Communications, Ltd. *	51,265	6,104
Compass Resources NL * (a)	15,577	25,255
ConnectEast Group (a)	190,166	227,672
Consolidated Rutile, Ltd.	71,020	25,397
CopperCo, Ltd. *	55,001	24,584
Corporate Express Australia, Ltd. (a)	17,731	89,406
Count Financial, Ltd. (a)	25,369	45,135
Crane Group, Ltd. (a)	16,792	235,624
Crescent Gold, Ltd. *	129,712	34,238
Customers, Ltd. *	272,078	17,727
David Jones, Ltd. (a)	98,948	331,243
Devine, Ltd.	33,852	35,381
Dominion Mining, Ltd.	10,959	33,809
Downer EDI, Ltd.	45,913	263,155
Duet Group	68,409	191,832

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Dyno Nobel, Ltd.	40,350	$94,737
Eastern Star Gas, Ltd. * (a)	75,775	25,144
Emitch, Ltd.	52,110	32,493
Energy Developments, Ltd.	26,398	56,800
Energy World Corp., Ltd. *	89,105	107,987
Envestra, Ltd.	202,578	135,591
Equigold NL	27,470	116,703
ERG, Ltd. * (a)	153,745	6,323
Felix Resources, Ltd.	11,202	127,347
FKP Property Group, Ltd. (a)	47,261	123,802
Fleetwood Corp., Ltd.	8,921	67,186
Flight Centre, Ltd.	5,565	108,231
Forest Enterprises Australia, Ltd. (a)	103,275	48,981
Funtastic, Ltd. (a)	30,436	11,047
Futuris Corp., Ltd.	118,171	205,251
Geodynamics, Ltd. *	40,992	59,415
Gindalbie Metals, Ltd. *	113,603	84,615
GrainCorp., Ltd.	9,487	104,726
Grange Resources Corp., Ltd. *	7,033	9,038
GRD, Ltd.	51,194	50,204
Great Southern Plantations, Ltd. (a)	47,410	73,080
GUD Holdings, Ltd. (a)	13,446	118,997
Gunns, Ltd.	114,166	328,070
GWA International, Ltd.	40,169	118,429
Hastie Group, Ltd.	13,799	39,306
Healthscope, Ltd.	28,422	135,671
Herald Resources, Ltd. *	37,212	91,634
Heron Resources, Ltd. * (a)	57,417	27,313
Hills Industries, Ltd.	41,635	178,905
Horizon Oil, Ltd. *	15,000	3,808
Housewares International, Ltd.	26,318	44,191
IBA Health, Ltd. * (a)	86,371	37,016
IBT Education, Ltd.	26,000	43,253
iiNET, Ltd.	32,429	59,277
Iluka Resources, Ltd. (a)	60,662	260,702
Imdex, Ltd.	22,389	36,707
Independence Group NL	20,656	151,508
Indophil Resources NL *	85,202	62,369
Industrea, Ltd.	51,770	17,749
Infomedia, Ltd.	86,555	26,957
Invocare, Ltd.	25,649	153,407
IOOF Holdings, Ltd.	13,914	75,730
Iress Market Technology, Ltd.	19,452	123,011
Jabiru Metals Ltd * (a)	42,457	24,483
JB Hi-Fi, Ltd. (a)	21,677	179,140
Just Group, Ltd. (a)	47,100	170,706
Kagara Zinc, Ltd.	9,345	37,531
Kingsgate Consolidated, Ltd. *	11,718	47,468
Lynas Corp, Ltd. * (a)	56,469	66,796
MacArthur Coal, Ltd.	23,956	286,704
Macmahon Holdings, Ltd.	77,930	106,098
Macquarie Media Group, Ltd. (a)	18,975	64,167
Marion Energy, Ltd. * (a)	55,425	39,077
Maxitrans Industries, Ltd.	78,815	45,879
McGuigan Simeon Wines, Ltd. *	16,663	19,768
McPherson's, Ltd.	12,170	31,401

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Melbourne IT, Ltd.	12,149	$31,432
MFS Living & Leisure Group (a)	26,993	8,881
Mincor Resources NL	57,399	160,690
Mineral Deposits, Ltd. *	39,608	36,234
Monadelphous Group, Ltd.	9,154	116,737
Mortgage Choice, Ltd. (a)	20,900	28,547
Mount Gibson Iron, Ltd. * (a)	64,184	168,370
Murchison Metals, Ltd. * (a)	10,553	38,016
MYOB, Ltd. *	58,980	82,648
National Hire Group, Ltd.	32,653	59,484
New Hope Corp., Ltd.	104,773	254,733
Nexus Energy, Ltd. * (a)	48,533	66,953
Nido Petroleum, Ltd. *	205,243	49,708
Oakton, Ltd.	15,761	52,574
Pacific Brands, Ltd.	86,002	159,727
Pan Australian Resources, Ltd. * (a)	153,891	147,229
PaperlinX, Ltd. (a)	103,560	261,338
Peet & Company, Ltd.	29,756	71,090
Peptech, Ltd. * (a)	37,842	32,571
Perilya, Ltd. (a)	45,146	43,681
Petsec Energy, Ltd. * (a)	36,299	23,388
Pharmaxis, Ltd. * (a)	25,612	48,769
Photon Group, Ltd.	6,675	22,650
Platinum Australia Ltd *	21,960	51,289
PMP, Ltd. (a)	78,662	109,413
Port Bouvard, Ltd. (a)	24,303	19,634
Primary Health Care, Ltd.	19,756	109,659
Primelife Corp., Ltd. (a)	34,348	17,291
Programmed Maintenance Services, Ltd.	13,573	64,499
Ramsay Health Care, Ltd. (a)	15,172	149,591
RCR Tomlinson, Ltd. (a)	26,425	25,929
Redflex Holdings, Ltd.	8,205	23,677
Resolute Mining, Ltd. *	38,628	72,201
Ridley Corp., Ltd. (a)	38,723	39,749
Riversdale Mining, Ltd. *	18,585	140,347
Roc Oil Company, Ltd. *	62,957	133,761
SAI Global, Ltd. (a)	16,847	43,231
Sally Malay Mining, Ltd. (a)	47,417	228,814
Salmat, Ltd.	5,289	15,666
Seek, Ltd.	7,107	34,413
Select Harvests, Ltd.	8,997	53,020
ServCorp, Ltd. (a)	14,294	61,085
Sigma Pharmaceuticals, Ltd.	81,000	92,719
Silex Systems, Ltd. *	13,874	64,467
Sino Gold, Ltd. * (a)	12,685	86,433
Sino Strategic International, Ltd. *	11,948	5,298
Skilled Group, Ltd. (a)	13,335	45,178
SMS Management & Technology, Ltd.	17,762	82,468
SP Telemedia, Ltd.	65,209	21,523
Specialty Fashion Group, Ltd.	51,249	56,907
Sphere Investments Ltd *	15,740	25,704
Spotless Group, Ltd. (a)	34,816	105,228
St. Barbara, Ltd. *	100,515	79,099
Straits Resources, Ltd.	31,496	177,418
STW Communications Group, Ltd.	36,346	74,256
Sunland Group, Ltd.	73,257	166,484

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Super Cheap Auto Group, Ltd.	8,100	$23,418
Tamaya Resources, Ltd. *	214,523	25,466
Tap Oil, Ltd. *	28,463	42,291
Tassal Group, Ltd. (a)	26,287	55,151
Ten Network Holdings, Ltd. (a)	71,632	141,182
Thakral Holdings Group	138,389	113,412
Timbercorp, Ltd.	40,143	45,850
Tower Australia Group, Ltd. (a)	47,798	97,545
Troy Resources NL	10,088	22,406
United Group, Ltd.	8,600	95,400
UXC, Ltd.	12,714	12,650
Village Roadshow, Ltd.	19,256	47,855
Vision Group Holdings, Ltd.	14,452	27,574
Washington H Soul Pattinson & Company, Ltd.	3,700	25,580
Watpac, Ltd.	11,382	21,938
Wattyl, Ltd.	13,518	22,737
Webster, Ltd.	15,000	14,931
Western Areas NL * (a)	30,734	166,183
WHK Group, Ltd.	54,106	78,701

		16,827,688
Austria - 1.08%
Agrana Beteiligungs AG	412	44,646
Andritz AG	4,336	237,820
Austrian Airlines AG *	4,748	35,481
BetandWin.com Interactive Entertainment AG *	2,806	92,307
BWT AG	1,062	48,141
Constantia Packaging AG	1,282	94,677
Flughafen Wien AG	1,165	140,481
Frauenthal Holdings AG	1,879	53,394
Intercell AG *	5,516	228,487
Lenzing AG	234	120,526
Mayr-Melnhof Karton AG	910	91,735
Palfinger AG	3,704	131,908
RHI AG *	4,496	181,000
Rosenbauer International AG	1,745	77,699
S&T System Integration & Technology
Distribution AG *	550	34,646
Schoeller-Bleckmann Oilfield Equipment AG	1,680	150,045
Uniqa Versicherungen AG	17,849	470,295
Wolford AG	2,064	87,536

		2,320,824
Belgium - 1.36%
Ackermans & Van Haaren NV	4,436	460,998
Banque Nationale de Belgique *	28	136,519
Barco NV	2,370	169,689
Bekaert SA	2,800	408,076
Compagnie d'Entreprises (CFE)	860	83,430
Compagnie Maritime Belge SA	1,318	88,713
Deceuninck NV (a)	2,341	48,499
Duvel Moortgat SA	903	62,045
Elia System Operator SA/NV	1,897	84,606
Euronav NV	4,100	155,659
Exmar NV	1,782	46,445
Icos Vision Systems NV *	912	51,796
Ion Beam Applications SA *	2,557	57,860

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
Kinepolis Group NV	908	$42,641
Melexis NV (a)	5,118	84,716
Omega Pharma SA	3,831	177,494
Option NV *	4,632	42,432
Recticel SA (a)	3,721	51,903
Roularta Media Group NV	1,549	100,437
SA D'Ieteren Trading NV	641	227,830
Sipef SA	92	63,672
Tessenderlo Chemie NV	4,697	213,330
Van De Velde NV	967	48,095

		2,906,885
Canada - 11.60%
Aastra Technologies, Ltd. *	4,600	136,909
Absolute Software Corp. *	5,400	67,023
Aecon Group, Inc.	5,600	96,511
AEterna Zentaris, Inc. *	7,500	7,526
AGF Management, Ltd.	13,300	281,303
Akita Drilling, Ltd.	200	2,543
Alamos Gold, Inc. *	8,800	51,439
Alberta Clipper Energy, Inc. *	7,700	18,004
Allen-Vanguard Corp. *	10,700	35,651
Altius Minerals Corp. *	3,800	50,459
Amerigo Resources, Ltd.	13,600	28,884
Anderson Energy, Ltd. *	11,000	39,115
Angiotech Pharmaceuticals, Inc. *	9,100	18,795
Antrim Energy, Inc. *	17,800	72,660
Anvil Mining, Ltd. *	7,300	87,832
Aquiline Resources, Inc. *	8,600	74,484
Arawak Energy Corp. *	13,900	31,011
Astral Media, Inc.	11,200	425,435
Atrium Innovations, Inc. *	1,559	23,997
ATS Automation Tooling Systems, Inc. *	6,880	40,551
Augusta Resource Corp. *	4,900	18,618
Aurelian Resources, Inc. *	18,400	165,097
Aurizon Mines, Ltd. *	22,500	106,094
Aurora Energy Resources, Inc. *	9,500	49,978
Axia NetMedia Corp. *	6,400	18,581
Baffinland Iron Mines Corp. *	3,800	11,476
Baja Mining Corp. *	35,600	47,168
Ballard Power Systems, Inc. *	24,100	99,786
Bankers Petroleum, Ltd. *	41,000	67,105
Bioms Medical Corp. *	14,500	52,691
Bioteq Environmental Tech, Inc. *	11,500	38,092
Birch Mountain Resources, Ltd. *	9,200	4,392
Birchcliff Energy, Ltd. *	9,200	87,926
BMTC Group, Inc., Class A	2,200	38,537
Boralex, Inc., Class A *	3,100	53,577
Bow Valley Energy, Ltd. *	7,500	36,826
Breaker Energy, Ltd., Class A *	7,400	58,756
Breakwater Resources, Ltd. *	63,500	71,143
Calfrac Well Services, Ltd.	3,700	80,564
Calvalley Petroleums, Inc., Class A *	9,623	46,781
Canaccord Capital, Inc.	5,200	49,647
Canada Bread Company, Ltd.	950	63,630
Canadian Hydro Developers, Inc. *	20,200	127,720
Canadian Superior Energy, Inc. *	10,500	32,223

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Canadian Western Bank	10,566	$265,167
Canam Group, Inc., Class A	9,500	101,344
Candax Energy, Inc. *	40,399	29,519
Canfor Corp. *	13,400	104,960
Cangene Corp. *	3,700	20,186
CanWest Global Communications Corp. *	13,650	66,491
Capstone Mining Corp. *	21,500	66,818
Cardiome Pharma Corp. *	8,800	74,844
Carpathian Gold, Inc. *	24,200	9,195
Cascades, Inc.	20,150	154,298
Catalyst Paper Corp. *	48,200	44,140
CCL Industries, Inc., Class B	3,900	113,757
Celestica, Inc. *	33,500	227,152
Celtic Exploration, Ltd. *	3,500	52,784
Certicom Corp. *	7,300	12,730
Chariot Resources, Ltd. *	37,000	32,442
CHC Helicopter Corp., Class A	3,000	88,850
Clarke, Inc.	8,200	48,412
Claude Resources, Inc. *	35,700	35,476
Coalcorp Mining, Inc. *	8,385	20,177
Cogeco Cable, Inc.	3,300	115,707
Com Dev International, Ltd. *	8,800	33,007
Compton Petroleum Corp. *	13,300	148,102
Connacher Oil & Gas, Ltd. *	31,800	96,969
Constellation Software, Inc.	1,600	35,774
Corby Distilleries, Ltd.	2,100	47,649
Corridor Resources, Inc. *	10,700	69,217
Corus Entertainment, Inc., Class B	11,600	203,533
Cott Corp. *	8,800	31,292
Crew Energy, Inc. *	12,100	157,962
Cryocath Technologies, Inc. *	6,200	26,879
Crystallex International Corp. *	33,500	76,044
Dalsa Corp. *	1,600	23,382
Delphi Energy Corp. *	23,445	48,194
Denison Mines Corp. *	27,128	171,260
Descartes Systems Group, Inc. *	3,400	11,858
Dorel Industries, Inc., Class B	5,300	157,226
Draxis Health, Inc. *	7,000	33,621
Dundee Precious Metals, Inc. *	14,200	93,242
Dundee Wealth Management, Inc.	14,558	171,613
Duvernay Oil Corp. *	6,800	290,828
Eastern Platinum, Ltd. *	94,510	298,322
Eldorado Gold Corp. *	50,737	349,961
Emera, Inc. (a)	3,800	77,892
Empire Company, Ltd. *	4,200	157,983
Endeavour Silver Corp. *	7,800	26,217
Enghouse Systems, Ltd.	600	3,513
Ensign Energy Services, Inc.	16,600	323,607
Entree Gold, Inc. *	7,000	13,639
Equinox Minerals, Ltd. *	80,700	383,668
Equitable Group, Inc.	1,200	25,661
European Goldfields, Ltd. *	28,400	148,301
Evertz Technologies, Ltd.	8,000	139,120
Exco Technologies, Ltd.	2,900	10,030
Exfo Electro Optical Engineering, Inc. *	5,300	25,352
Farallon Resources, Ltd. *	48,500	37,328

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
First Calgary Petroleums, Ltd. *	30,400	$85,592
First Nickel, Inc. *	30,500	14,263
Flint Energy Services, Ltd. *	4,800	88,803
FNX Mining Company, Inc. *	11,043	309,951
Forsys Metals Corp. *	5,300	13,683
Forzani Group, Ltd., Class A	9,822	168,604
Fronteer Development Group, Inc. *	12,700	63,101
Frontera Copper Corp. *	5,700	28,876
Galleon Energy, Inc., Class A *	11,400	164,372
Garda World Security Corp., Class A *	3,700	46,825
Gennum Corp.	3,042	29,488
Gentry Resources, Ltd. *	6,484	15,666
Glacier Ventures International Corp. *	13,200	54,011
Gluskin Sheff & Associates, Inc.	1,400	27,278
Gold Eagle Mines, Ltd. *	16,100	142,735
Golden Star Resources, Ltd. *	42,400	147,881
Grande Cache Coal Corp. *	41,100	182,987
Great Basin Gold, Ltd. *	23,700	85,892
Great Canadian Gaming Corp. *	9,200	101,909
Greystar Resources, Ltd. *	1,600	9,197
Guyana Goldfields, Inc. *	3,100	20,929
Hanfeng Evergreen, Inc. *	6,300	70,031
Harry Winston Diamond Corp.	8,400	201,233
Heroux-Devtek, Inc. *	6,500	50,660
High River Gold Mines, Ltd. *	36,700	94,034
Highpine Oil & Gas, Ltd. *	8,458	79,929
Home Capital Group, Inc.	4,000	138,925
HudBay Minerals, Inc. *	17,700	281,076
Hydrogenics Corp. *	18,000	9,996
IAMGOLD Corp.	42,900	318,056
Imperial Metals Corp. *	1,400	12,766
Indigo Books & Music, Inc. *	1,900	23,360
Intermap Technologies Corp., Class A *	4,400	23,919
International Forest Products, Ltd., Class A *	6,800	38,689
International Royalty Corp.	10,400	55,399
Intertape Polymer Group, Inc. *	8,100	19,255
Iteration Energy, Ltd. *	29,709	174,240
Ivanhoe Energy, Inc. *	25,300	46,338
Jinshan Gold Mines, Inc. *	5,100	13,515
Kaboose, Inc. *	10,800	15,467
Kereco Energy, Ltd. *	5,300	20,654
Kingsway Financial Services, Inc.	11,743	138,886
Kirkland Lake Gold, Inc. *	6,300	55,362
Labopharm, Inc. *	13,500	24,331
Laramide Resources, Ltd. *	2,800	8,375
Laurentian Bank of Canada (a)	7,100	294,320
Le Chateau, Inc.	2,600	31,435
Leon's Furniture, Ltd.	11,956	138,610
Linamar Corp.	35,408	473,969
MacDonald Dettwiler & Associates, Ltd. *	4,600	208,343
Magellan Aerospace Corp. *	2,900	3,249
Mahalo Energy, Ltd. *	12,900	31,042
Major Drilling Group International Company,
Inc. *	4,200	218,910
Maple Leaf Foods, Inc.	12,300	156,379
March Networks Corp. *	7,400	35,974

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Martinrea International, Inc. *	8,593	$63,373
Maxim Power Corp. *	3,900	20,479
MDC Partners, Inc. *	3,100	22,500
MDS, Inc. *	18,700	364,363
Mega Brands, Inc. *	4,900	23,009
Mega Uranium, Ltd. *	5,500	11,252
Methanex Corp.	9,600	252,521
Migao Corp. *	5,400	37,405
Mosaid Technologies, Inc.	1,000	16,465
Neo Material Technologies, Inc. *	8,700	32,378
Neurochemical Company, Inc. *	2,400	3,788
Norbord, Inc. (a)	13,800	67,222
North American Palladium, Ltd. *	4,900	27,640
Northbridge Financial Corp.	5,600	178,947
Northgate Minerals Corp. *	37,300	118,828
Nova Chemicals Corp.	14,100	339,433
NuVista Energy, Ltd. *	6,900	106,211
Open Text Corp. *	8,000	253,144
Orvana Minerals, Corp. *	36,980	24,859
Pacific Rubiales Energy Corp. *	47,500	68,951
Pan American Silver Corp. *	10,400	402,139
Paramount Resources, Ltd. *	4,000	59,545
Pason Systems, Inc.	7,700	113,274
Patheon, Inc. *	20,772	61,317
Petaquilla Minerals Company, Ltd. *	6,500	16,908
Petrobank Energy & Resources, Ltd. *	1,176	53,504
Petrolifera Petroleum, Ltd. *	3,100	27,483
Platinum Group Metals, Ltd. *	5,000	14,613
Points International, Ltd. *	26,300	67,130
Polymet Mining Corp. *	7,100	22,688
ProEx Energy, Ltd. *	10,000	160,748
Q9 Networks, Inc. *	3,000	27,590
QLT, Inc. *	27,400	97,967
Quadra Mining, Ltd. *	9,000	165,717
Quebecor World, Inc. *	15,400	2,100
Quebecor, Inc. (a)	6,209	155,701
Quest Capital Corp.	39,200	77,144
Reitman's Canada, Ltd., Class A	6,900	124,361
Resin Systems, Inc. *	11,200	11,566
Resverlogix Corp. *	3,900	54,333
Richelieu Hardware, Ltd.	1,800	36,651
Ritchie Bros. Auctioneers, Inc.	4,300	355,118
RONA, Inc. *	17,200	239,119
Rothmans, Inc. (a)	10,700	272,386
Rubicon Minerals Corp. *	16,700	20,662
Russel Metals, Inc.	9,300	237,744
Samuel Manu-Tech, Inc.	2,000	16,932
Savanna Energy Services Corp.	10,000	187,442
Saxon Energy Services, Inc. *	18,642	108,970
Scorpio Mining Corp. *	17,400	23,054
Semafo, Inc. *	11,600	14,239
ShawCor, Ltd., Class A	8,100	220,956
Shore Gold, Inc. *	30,900	121,920
Sierra Wireless, Inc. *	7,000	111,910
Silver Standard Resources, Inc. *	8,900	271,392
Silvercorp Metals, Inc.	24,300	194,125

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Skye Resources, Inc. *	5,500	$42,330
Softchoice Corp.	2,800	45,691
Stantec, Inc. *	6,800	199,538
Starfield Resources, Inc. *	39,500	33,479
Stella-Jones, Inc.	400	13,639
Storm Exploration, Inc. *	1,400	16,394
Stornoway Diamond Corp. *	43,700	19,584
SunOpta, Inc. *	19,500	100,877
Suramina Resources, Inc. *	5,200	5,623
SXC Health Solutions Corp. *	3,400	40,444
Synenco Energy, Inc. *	5,300	37,435
Tanzanian Royalty Exploration Corp. *	18,000	103,989
Taseko Mines, Ltd. *	16,000	81,212
Teal Exploration & Mining, Inc. *	600	2,052
Tembec, Inc. *	1,144	3,901
Tesco Corp. *	8,000	193,132
The Churchill Corp. *	2,100	41,286
Theratechnologies, Inc. *	8,600	58,481
Thompson Creek Metals Company, Inc. *	16,000	286,346
Timminco, Ltd. *	11,200	266,238
TLC Vision Corp. *	12,400	13,772
Toromont Industries, Ltd.	10,500	294,505
Torstar Corp., Class B (a)	8,900	143,066
Transat A.T., Inc., Class A	4,200	94,111
Transcontinental, Inc., Class A	11,200	203,716
Transglobe Energy Corp. *	5,900	28,740
Transition Therapeutics, Inc. *	300	3,244
Trican Well Service, Ltd.	15,900	332,886
Tristar Oil & Gas, Ltd. *	6,500	91,568
Uex Corp. *	24,200	95,720
Uni-Select, Inc.	3,530	84,566
Uranium Participation Corp. *	11,400	106,065
Ur-Energy, Inc. *	8,500	15,071
UTS Energy Corp. *	84,700	431,566
Vecima Networks, Inc. *	1,300	7,662
Verenex Energy, Inc. *	2,400	21,277
Vero Energy, Inc. *	10,300	76,765
Viterra, Inc. *	34,300	484,200
Vitran Corp., Inc. *	600	7,891
Wesdome Gold Mines, Ltd. *	15,100	24,273
West Energy, Ltd. *	5,200	17,224
West Fraser Timber Company, Ltd.	5,600	183,584
Western Canadian Coal Corp. *	12,500	39,700
Western Financial Group, Inc.	3,500	14,253
Westport Innovations, Inc. *	10,000	29,714
Wi-LAN, Inc. *	7,300	14,366
Winpak, Ltd.	800	4,154
Xantrex Technology, Inc. *	9,900	67,418
Xceed Mortgage Corp.	1,800	2,315
Xtreme Coil Drilling Corp. *	1,300	9,499
YM Biosciences, Inc. *	11,000	10,717
Yukon-Nevada Gold Corp. *	38,750	66,443
Zarlink Semiconductor, Inc. *	36,500	29,159
ZCL Composites, Inc. *	4,500	37,308

		24,817,410

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark - 1.12%
Alm. Brand Skadesforsikring A/S *	2,600	$163,859
Amagerbanken A/S * (a)	2,125	89,584
Bang & Olufsen AS, Series B	2,200	137,730
Capinordic A/S *	7,100	22,461
Det Ostasiatiske Kompagni AS * (a)	3,600	316,269
DFDS A/S *	600	93,439
EDB Gruppen A/S, Series B *	800	21,965
Fionia Bank A/S	1,700	48,542
Fluegger A/S, Series B	250	25,940
Forstaedernes Bank A/S (a)	3,900	104,175
IC Companys A/S (a)	1,800	68,643
Lan & Spar Bank A/S	300	26,304
NeuroSearch A/S *	4,400	254,740
Ostjydsk Bank A/S	200	36,242
Parken Sport & Entertainment A/S * (a)	450	111,870
Ringkjoebing Bank A/S	100	9,651
Ringkjoebing Landbobank A/S (a)	270	38,232
Roskilde Bank A/S	473	23,826
Royal Unibrew A/S	900	94,514
Schouw & Company A/S, Series B	1,700	138,514
SimCorp A/S (a)	950	197,711
Sjaelso Gruppen A/S *	1,500	42,685
Spar Nord Bank A/S	7,125	146,059
Sparbank Vest A/S	670	39,324
TK Development A/S *	7,000	91,804
Vestjysk Bank A/S	1,015	42,603

		2,386,686
Finland - 2.38%
Alma Media Oyj (a)	10,800	145,081
Amer Sports Oyj, A Shares	22,292	448,748
BasWare Oyj	2,400	29,952
Cramo Oyj, Series B	2,350	60,485
Elektrobit Corp.	2,752	6,213
Finnair Oyj (a)	400	4,591
Finnlines Oyj * (a)	3,300	70,480
Fiskars Oyj Abp, Series A	3,428	67,626
F-Secure Oyj	12,250	48,761
HK Ruokatalo Oyj, Series A	1,737	26,031
Huhtamaki Oyj (a)	20,236	216,654
KCI Konecranes Oyj	34,538	1,334,993
Kemira Oyj	13,900	212,815
Lassila & Tikanoja Oyj * (a)	1,595	45,167
Lemminkainen Oyj	2,400	133,090
M-real Oyj, Series B (a)	14,800	49,585
Nokian Renkaat Oyj	18,660	799,341
OKO Bank PLC, Series A (a)	8,445	159,143
Olvi Oyj, Series A	1,500	61,737
Orion Oyj, Series B (a)	7,000	151,707
PKC Group Oyj (a)	2,600	28,913
Poyry Oyj	6,000	149,094
Raisio Oyj (a)	15,004	34,084
Ramirent Oyj (a)	8,400	159,645
Stockmann Oyj Abp, Series B	4,700	222,348
Teleste Oyj (a)	2,450	26,283
Uponor Oyj	11,500	270,426
Vacon Oyj	1,450	64,164

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Vaisala Oyj, Series A (a)	1,350	$61,030

		5,088,187
France - 5.24%
Alten SA *	4,110	121,461
Altran Technologies SA *	15,624	120,890
April Group SA (a)	3,596	179,497
Archos SA * (a)	918	11,293
Arkema *	2,412	135,194
Assystem SA	4,374	57,835
Atos Origin SA *	6,558	365,131
Audika SA	1,685	81,871
Bacou Dalloz SA	1,635	188,903
Beneteau SA	11,245	302,588
Boiron SA	1,711	47,474
Bonduelle SCA	1,293	155,735
Bongrain SA	1,775	191,732
Bourbon SA	6,470	389,767
Bull SA *	11,037	45,693
Canal Plus SA	17,822	191,090
Carbone Lorraine SA	3,353	203,159
Cegedim SA	323	26,262
Cegid SA	888	31,574
Clarins SA	1,750	118,621
Club Mediterranee SA *	2,241	120,210
Compagnie Plastic Omnium SA	1,821	72,140
Delachaux SA (a)	1,122	92,984
Electricite de Strasbourg SA	598	114,183
Esso SAF	209	44,258
Etablissements Maurel et Prom SA	9,440	194,040
Etam Developpement SA	1,766	69,252
Faurecia SA *	1,280	66,742
Fleury Michon SA	660	39,182
Gaumont SA	468	41,645
Geodis SA	1,235	142,203
GFI Informatique SA	11,081	71,139
GL Events SA	3,057	148,552
Groupe Crit SA	1,865	54,252
Groupe Open SA *	2,445	40,486
Groupe Steria SCA	2,310	76,025
Guerbet SA	538	105,790
Guyenne & Gascogne SA	940	145,807
Havas SA	36,162	152,084
Ingenico SA	4,489	147,429
International Metal Service SA	4,492	178,717
Ipsos SA	3,732	115,975
Lafuma SA	374	20,666
Laurent-Perrier SA	1,029	162,203
Lectra SA	4,540	30,247
Lisi SA	594	61,108
LVL Medical Groupe SA *	1,337	35,617
Maisons France Confort SA	1,467	78,842
Manitou BF SA	3,265	123,909
Manutan SA	1,190	103,304
Mr. Bricolage SA	1,756	43,522
Nexity SA	1,600	68,799
Norbert Dentressangle SA	972	82,921

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Oberthur Card Systems SA	8,964	$62,911
Orpea SA *	3,896	236,084
Penauille Polyservices SA	26,481	211,037
Pierre & Vacances SA	1,373	165,292
Pinguely-Haulotte SA	4,594	104,668
Radiall SA	349	44,071
Rallye SA	4,064	257,455
Remy Cointreau SA	2,978	200,767
Rhodia SA *	6,574	153,213
Robertet SA	257	33,879
Rubis SA	1,804	152,486
Saft Groupe SA *	1,521	59,896
Samse SA	120	12,743
SCOR SE	7,560	180,086
SEB SA	1,735	317,608
Sechilienne-Sidec SA	1,302	100,721
Silicon-On-Insulator Technologies SA * (a)	9,950	71,182
Societe BIC SA	4,476	276,012
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco	42	36,392
Somfy SA	279	70,135
Sopra Group SA	1,899	141,839
Spir Communication SA	492	46,896
SR Teleperformance SA	8,724	325,267
Stallergenes SA	2,288	168,285
Sucriere de Pithiviers-Le-Vieil SA *	56	45,135
Theolia SA *	6,555	198,912
Toupargel-Agrigel SA (a)	862	27,531
Trigano SA	2,742	105,879
UbiSoft Entertainment SA *	5,864	505,118
Union Financiere de France Banque SA	1,436	86,124
Valeo SA	7,587	301,142
Viel & Compagnie SA	6,946	44,537
Vilmorin & Compagnie SA	676	117,422
Virbac SA	1,341	123,408
VM Materiaux SA	260	25,599
Vranken-Pommery Monopole Group	604	47,393
Zodiac SA	2,968	145,727

		11,212,855
Germany - 5.47%
Aareal Bank AG	5,748	188,119
Adlink Internet Media AG * (a)	2,787	66,357
ADVA AG Optical Networking * (a)	4,236	11,971
Aixtron AG *	9,269	126,970
Altana AG	6,250	131,581
Baader Wertpapierhandelsbank AG	7,224	44,149
Balda AG *	8,571	32,305
Bechtle AG	3,618	113,968
Bilfinger Berger AG	6,257	537,894
Biotest AG	1,095	65,678
Boewe Systec AG	415	13,313
ComBOTS AG *	2,445	42,803
Comdirect Bank AG	13,892	176,740
Conergy AG	3,100	65,741
CTS Eventim AG	4,424	181,066
Curanum AG	4,385	34,158

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
DAB Bank AG	4,866	$42,950
Deutsche Wohnen AG	2,312	66,173
Deutz AG * (a)	12,688	146,151
Douglas Holding AG (a)	6,772	368,589
Drillisch AG *	6,982	49,044
Duerr AG *	3,024	127,015
DVB Bank AG	111	47,214
Elexis AG *	1,469	39,096
Epcos AG	12,094	183,969
Escada AG *	2,952	80,870
Euwax AG	514	38,745
Evotec AG *	8,820	23,533
Fielmann AG	888	54,614
Freenet AG *	10,573	167,258
Fuchs Petrolub AG	908	86,058
Gerry Weber International AG	1,916	67,616
GFK AG	3,458	136,876
GPC Biotech AG *	6,031	20,186
Grammer AG *	1,414	37,118
Grenkeleasing AG	2,175	75,799
Hawesko Holding AG	1,452	47,504
Heidelberger Druckmaschinen AG	2,386	64,226
Indus Holding AG	1,153	40,390
Interseroh AG	587	47,205
IWKA AG *	5,877	202,737
Jenoptik AG *	10,554	73,691
Kontron AG	8,043	129,531
Krones AG	3,846	316,673
KWS Saat AG	1,154	231,428
Lanxess AG	1,932	77,654
Leoni AG	5,311	253,804
Loewe AG *	1,751	29,243
Medigene AG *	5,637	39,268
Medion AG *	5,909	149,676
MLP AG	5,331	76,126
Morphosys AG *	835	51,641
MTU Aero Engines Holding AG	6,361	268,828
MVV Energie AG	7,277	357,382
Nemetschek AG	1,480	43,230
Norddeutsche Affinerie AG	8,123	321,276
Nordex AG *	3,465	133,467
Pfeiffer Vacuum Technology AG	1,555	143,403
Pfleiderer AG	7,375	185,927
Premiere AG *	12,768	275,618
Qiagen AG *	24,399	504,747
QSC AG *	15,992	42,616
Rational AG	757	149,860
Renk AG (a)	935	82,663
REpower Systems AG *	1,685	404,563
Rheinmetall AG	2,382	168,146
Rhoen-Klinikum AG	9,308	275,529
Sartorius AG (a)	2,096	92,654
SGL Carbon AG *	12,222	772,215
Singulus Technologies AG *	7,199	119,258
Sixt AG	1,713	76,394
Software AG (a)	4,040	309,690

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Stratec Biomedical Systems AG	485	$10,657
Takkt AG	8,363	150,383
Technotrans AG	1,646	33,724
Utimaco Safeware AG	3,229	52,932
Vivacon AG	761	16,085
Vossloh AG	2,510	356,006
Washtec AG *	2,025	30,481
Wincor Nixdorf AG	5,400	431,183
Wire Card AG *	14,643	256,547
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	76,783
Wuerttembergische Lebensversicherung AG	905	41,434

		11,706,165
Greece - 1.53%
Alapis Holding Industrial & Commercial SA *	55,053	189,168
Anek Lines SA	18,124	58,107
Aspis Bank SA	10,322	40,282
Astir Palace Hotel SA *	5,170	41,814
Athens Medical Center SA	8,110	40,058
Bank of Attica SA *	6,050	29,608
Bank of Greece SA	1,770	254,394
C. Rokas SA	1,840	31,060
Diagnostic & Therapeutic Center of Athens
Hygeia SA *	12,675	78,918
Fourlis SA	6,310	205,861
Frigoglass SA	6,090	188,132
GEK Group of Companies SA	4,760	55,008
Geniki Bank SA *	13,566	87,887
Halcor SA	9,000	32,043
Hellenic Technodomiki Tev SA	24,760	302,809
Heracles General Cement SA	4,800	125,299
Iaso SA	12,190	186,142
Inform P Lykos SA	7,817	37,740
Intracom Holdings SA	26,470	90,303
Intracom SA Technical & Steel Constructions *	26,335	33,661
J&P-Avax SA	12,630	107,720
Loulis Mills SA *	9,563	44,395
Metka SA	4,120	87,201
Michaniki SA	11,010	83,474
Minoan Lines Shipping SA	16,950	117,297
Motodynamic SA *	320	2,135
Motor Oil Hellas Corinth Refineries SA	3,659	77,163
Mytilineos Holdings SA	9,312	113,386
Neochimiki LV Lavrentiadis SA	2,640	71,817
S&B Industrial Minerals SA	3,520	52,336
Sarantis SA	3,860	72,567
Teletypos SA Mega Channel	6,908	62,164
Terna SA	6,510	73,630
Viohalco SA	18,710	193,806

		3,267,385
Hong Kong - 2.33%
Alco Holdings, Ltd.	86,000	28,289
Allied Group, Ltd.	28,000	105,410
Asia Financial Holdings, Ltd.	78,000	38,321
Asia Standard Hotel Group, Ltd.	3,610,000	35,448
Asia Standard International Group, Ltd.	2,016,000	38,299

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Associated International Hotels *	10,000	$19,983
Burwill Holdings, Ltd. *	398,000	20,103
Cafe de Coral Holdings, Ltd.	56,000	107,266
Century City International Holdings, Ltd.	3,496,000	48,686
Champion Technology Holdings, Ltd.	316,803	54,141
Chen Hsong Holdings, Ltd.	56,000	26,438
Cheuk Nang Holdings, Ltd.	38,857	27,686
Chevalier International Holdings, Ltd. (a)	32,000	25,282
China Grand Forestry Resources Group, Ltd. *	548,000	60,543
China Metal International Holdings, Inc.	114,000	28,709
China Seven Star Shopping, Ltd. *	310,000	7,414
China Solar Energy Holdings, Ltd. *	550,000	34,574
Chinese People Gas Holdings Company, Ltd. * (a)	348,000	12,132
Chong Hing Bank, Ltd.	80,000	189,635
Chuang's China Investments, Ltd.	371,000	28,092
Chuang's Consortium International, Ltd.	248,000	35,818
Coastal Greenland, Ltd.	200,000	30,484
COL Capital, Ltd.	10,000	4,645
Dickson Concepts International, Ltd.	39,000	26,626
DVN Holdings Company, Ltd. *	112,000	10,168
EganaGoldpfeil Holdings, Ltd. * (a)	103,373	8,766
Emperor Capital Group, Ltd.	28,400	2,987
Emperor Entertainment Hotel, Ltd.	175,000	41,006
Emperor International Holdings, Ltd.	142,000	58,121
eSun Holdings, Ltd. * (a)	100,000	32,320
Extrawell Pharmaceutical Holdings, Ltd. *	130,000	26,392
Far East Consortium International, Ltd. (a)	414,188	158,286
Fong's Industries Company, Ltd.	62,000	35,212
Fountain Set Holdings, Ltd.	118,000	18,779
Fubon Bank, Ltd.	68,000	50,098
Fushan International Energy Group, Ltd. *	38,000	18,185
Giordano International, Ltd.	200,000	81,261
Glorious Sun Enterprises, Ltd.	86,000	42,056
Golden Resorts Group, Ltd. *	830,000	30,619
Hang Fung Gold Technology, Ltd. (a)	90,000	25,639
Hanny Holdings, Ltd.	1,640,000	27,590
Hi Sun Technology China, Ltd. *	72,000	9,230
HKR International, Ltd.	110,400	75,570
Hon Kwok Land Investment Company, Ltd.	94,000	28,572
Hongkong Chinese, Ltd.	240,000	37,241
Hung Hing Printing Group, Ltd.	50,000	16,760
Hutchison Harbour Ring, Ltd.	494,000	38,226
i-Cable Communications, Ltd. (a)	182,000	27,160
Imagi International Holdings, Ltd. *	170,000	32,667
Integrated Distribution Services Group, Ltd.	13,000	36,476
ITC Corp., Ltd.	678,559	34,635
ITC Properties Group Ltd *	920,000	28,281
K Wah International Holdings, Ltd.	511,344	199,862
Kantone Holdings, Ltd.	574,627	46,871
Karl Thomson Holdings, Ltd. *	92,000	17,120
Keck Seng Investments, Ltd.	61,000	31,604
Lai Fung Holdings, Ltd.	666,000	25,363
Lai Sun Development Company, Ltd. *	2,324,000	37,176
Liu Chong Hing Investment, Ltd.	30,000	35,523
Luks Group Vietnam Holdings Company, Ltd.	44,000	34,515
Lung Kee Holdings, Ltd.	78,000	37,491

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Matsunichi Communication Holdings, Ltd.	45,000	$38,900
Midland Holdings, Ltd.	98,000	98,250
Mirabell International Holdings, Ltd.	68,000	50,028
Miramar Hotel & Investment Company, Ltd.	11,000	16,043
Nan Hai Corp., Ltd. *	4,050,000	41,488
Next Media, Ltd.	96,000	38,271
Oriental Press Group, Ltd.	208,000	29,252
Oriental Watch Holdings, Ltd.	128,000	57,953
Pacific Andes International Holdings, Ltd. (a)	290,384	45,002
Pacific Century Premium Developments, Ltd.	160,000	58,103
Paliburg Holdings, Ltd.	1,242,000	34,811
Peace Mark Holdings, Ltd.	90,000	81,975
Pico Far East Holdings, Ltd.	192,000	23,070
Playmates Holdings, Ltd.	31,800	20,562
Playmates Toys Ltd *	31,800	1,430
Ports Design, Ltd.	55,000	156,460
Prime Success International Group, Ltd.	44,000	23,742
Public Financial Holdings, Ltd.	54,000	45,202
PYI Corp., Ltd.	122,075	28,975
Regal Hotels International Holdings, Ltd.	1,252,000	74,549
Road King Infrastructure, Ltd.	29,000	33,082
Sa Sa International Holdings, Ltd.	116,000	43,979
SEA Holdings, Ltd.	96,000	64,233
Shaw Brothers Hong Kong, Ltd.	24,000	48,211
Shell Electric Manufacturing Company, Ltd.	58,000	41,961
Shui On Construction & Materials, Ltd.	16,000	37,736
Singamas Container Holdings, Ltd.	60,000	16,997
Sino Biopharmaceutical, Ltd.	180,000	35,566
Sino-I Technology, Ltd. *	2,960,000	32,027
Skyfame Realty Holdings, Ltd. *	216,000	39,408
Smartone Telecommunications Holdings, Ltd.	48,000	50,557
Solomon Systech International, Ltd.	204,000	11,868
Symphony Holdings, Ltd.	476,000	37,448
Tack Fat Group International, Ltd. (a)	272,000	24,115
TAI Cheung Holdings, Ltd.	81,000	43,243
TCC International Holdings, Ltd. *	132,353	87,130
Texwinca Holdings, Ltd.	218,000	156,741
Tian An China Investment, Ltd. (a)	172,800	153,554
Titan Petrochemicals Group, Ltd. *	620,000	29,991
Truly International Holdings, Ltd.	32,000	37,161
Upbest Group, Ltd.	158,000	17,490
Varitronix International, Ltd.	68,000	39,883
Victory City International Holdings, Ltd. (a)	140,666	39,678
Vitasoy International Holdings, Ltd.	88,000	38,437
Vongroup, Ltd. *	210,000	7,617
VST Holdings Company, Ltd.	176,000	37,421
VTech Holdings, Ltd. *	15,000	73,381
Wai Kee Holdings, Ltd.	138,000	41,169
Wing On Company International, Ltd.	36,000	60,353
Yanion International Holdings, Ltd. *	188,000	17,154
Yip's Chemical Holdings, Ltd.	84,000	62,115
Yugang International, Ltd.	1,366,000	27,728

		4,983,352
Ireland - 1.40%
DCC PLC	14,020	331,058
DCC PLC	3,284	77,586

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Dragon Oil PLC * (a)	38,971	$346,271
FBD Holdings PLC - London	3,211	149,736
FBD Holdings PLC	2,085	96,916
Fyffes PLC	91,341	129,784
Greencore Group PLC - London	17,305	104,312
Greencore Group PLC	25,733	151,940
Iaws Group PLC	20,622	482,686
IFG Group PLC	10,000	30,047
Independent News & Media PLC - London	14,983	49,664
Independent News & Media PLC	27,385	89,801
Irish Continental Group PLC * (a)	6,023	216,349
Kingspan Group PLC - London	13,599	184,387
McInerney Holdings PLC (a)	17,625	33,388
Paddy Power PLC	6,582	243,690
United Drug PLC (a)	45,054	270,623

		2,988,238
Italy - 2.94%
Acea SpA	7,778	152,456
Acegas-APS SpA (a)	3,244	28,329
Actelios SpA	11,733	116,655
Aedes SpA	7,571	22,938
Amplifon SpA (a)	29,013	98,715
Astaldi SpA	12,792	98,562
Azimut Holding SpA	10,025	104,093
Banca IFIS SpA	2,977	43,925
Banca Intermobiliare SpA (a)	11,595	95,253
Banca Popolare dell'Etruria e del Lazio Scrl	11,594	135,029
Banca Profilo SpA	25,537	56,901
Banco di Desio e della Brianza SpA	16,649	167,690
Benetton Group SpA	5,932	84,260
Biesse SpA	2,824	60,543
Brembo SpA	8,798	127,252
Caltagirone Editore SpA (a)	9,271	58,165
Caltagirone SpA	14,027	105,732
Cementir SpA	21,620	201,088
CIR-Compagnie Industriali Riunite SpA	36,409	97,562
Credito Artigiano SpA	17,767	78,575
Credito Artigiano SpA *	4,442	16,971
Credito Bergamasco SpA	4,117	189,881
Credito Emiliano SpA	7,314	97,164
Cremonini SpA	16,373	76,529
Danieli & Company SpA	1,241	44,872
Davide Campari Milano SpA	4,866	47,213
De Longhi SpA	20,127	86,674
Digital Multimedia Technologies SpA * (a)	2,000	66,511
ERG SpA	5,558	125,142
Esprinet SpA	2,798	31,854
Gemina SpA	43,195	63,689
Gewiss SpA (a)	11,538	67,492
Gruppo Editoriale L'Espresso SpA	18,698	76,515
Hera SpA	30,630	123,788
Immsi SpA	62,334	101,971
Impregilo SpA *	59,632	324,294
Indesit Company SpA	7,188	93,853
Industria Macchine Automatiche SpA	5,726	120,996
Intek SpA	44,100	42,808

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Interpump SpA	10,206	$98,043
Iride SpA	34,948	110,807
Mariella Burani SpA	1,547	42,779
Marr SpA	13,000	146,552
Meliorbanca SpA	18,050	78,401
Milano Assicurazioni SpA	7,039	47,302
Mirato SpA	2,533	32,746
Mondadori (Arnoldo) Editore SpA (a)	14,050	118,754
Navigazione Montanari SpA	18,714	74,823
Permasteelisa SpA	4,548	86,683
Piccolo Credito Valtellinese Scrl	13,194	172,466
Premafin Finanziaria SpA	37,390	99,340
Premuda SpA	21,068	42,424
Recordati SpA	18,435	137,955
Reno de Medici SpA * (a)	57,383	33,825
Risanamento SpA *	5,850	17,247
Sabaf SpA	1,000	37,025
SAES Getters SpA (a)	2,698	78,132
Save SpA (a)	3,100	53,808
Societa Cattolica di Assicurazioni Scrl (a)	7,942	388,691
Societa Partecipazioni Finanziarie SpA *	42,415	30,983
Socotherm SpA	2,568	24,227
Sogefi SpA	12,908	110,853
Sol SpA	7,134	50,696
Sorin SpA *	17,000	27,692
Telecom Italia Media SpA *	181,160	39,988
Tiscali SpA * (a)	31,647	99,813
Tod's SpA	664	41,056
Trevi Finanziaria SpA	4,846	98,176
Vianini Lavori SpA	5,861	82,609
Vittoria Assicurazioni SpA	3,029	52,973

		6,288,809
Japan - 22.57%
Abilit Corp. (a)	3,100	6,740
Achilles Corp.	24,000	34,241
Adeka Corp.	9,500	96,666
Aderans Company, Ltd. (a)	6,600	122,227
Aeon Delight Company, Ltd. (a)	3,400	84,616
Aeon Fantasy Company, Ltd.	1,680	14,948
Ahresty Corp.	3,100	41,825
AI Holdings Corp. (a)	5,900	32,633
Aica Kogyo Company, Ltd.	6,000	51,251
Aichi Bank, Ltd. (a)	1,600	117,595
Aichi Corp.	10,900	81,704
Aichi Machine Industry Company, Ltd.	12,000	22,310
Aichi Steel Corp. (a)	15,000	72,916
Aida Engineering, Ltd.	10,000	63,064
Aigan Company, Ltd.	4,800	35,606
Aiphone Company, Ltd.	2,600	39,344
Airport Facilities Company, Ltd. (a)	7,000	46,163
Aisan Industry Company, Ltd.	5,900	61,115
Akebono Brake Industry Company, Ltd. (a)	15,000	108,106
Akita Bank, Ltd.	31,000	142,607
Aloka Company, Ltd.	5,000	66,548
Alpha Corp. (a)	1,000	10,278
Alpha Systems, Inc. (a)	1,300	40,509

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Alpine Electronics, Inc.	8,100	$90,058
Alps Logistics Company, Ltd.	2,000	20,625
Amano Corp. (a)	8,000	82,667
Ando Corp.	14,000	21,439
Anest Iwata Corp. (a)	7,000	26,958
Anritsu Corp. (a)	14,000	39,211
AOC Holdings, Inc.	5,800	52,836
AOI Electronic Company, Ltd. (a)	1,700	19,118
AOKI Holdings, Inc. (a)	2,900	48,736
Aomori Bank, Ltd. (a)	32,000	138,773
Arakawa Chemical Industries, Ltd.	3,500	41,045
Araya Industrial Company, Ltd.	14,000	32,681
Arealink Company, Ltd. (a)	105	6,408
Ariake Japan Company, Ltd. (a)	2,600	35,678
Arisawa Manufacturing Company, Ltd.	5,700	44,490
Aronkasei Company, Ltd.	7,000	25,496
Art Corp. (a)	2,000	32,165
As One Corp. (a)	3,190	73,132
Asahi Diamond Industrial Company, Ltd.	8,000	47,777
Asahi Kogyosha Company, Ltd. (a)	12,000	42,607
Asahi Organic Chemicals
Industry Company, Ltd. (a)	20,000	55,518
Asahi Pretec Corp. (a)	3,000	80,719
Asahi Tec Corp. * (a)	26,000	23,180
Asanuma Corp.	21,000	25,953
Ashimori Industry Company, Ltd.	12,000	20,176
Asia Securities Printing Company, Ltd. (a)	5,200	42,177
ASKA Pharmaceutical Company, Ltd.	5,000	41,673
Asunaro Aoki Construction Company, Ltd.	6,000	32,450
Atsugi Company, Ltd.	27,000	31,958
Autobacs Seven Company, Ltd.	6,800	187,326
Avex Group Holdings, Inc. (a)	2,800	30,267
Awa Bank (The), Ltd.	20,000	115,732
Azel Corp. (a)	14,000	21,786
Bando Chemical Industries, Ltd.	9,000	32,685
Bank of Ikeda, Ltd. (a)	3,500	95,024
Bank of Iwate, Ltd.	2,900	190,328
Bank of Nagoya (The), Ltd. (a)	26,594	163,370
Bank of Okinawa, Ltd.	3,600	131,922
Bank of Saga, Ltd.	25,000	84,417
Bank of the Ryukyus, Ltd. * (a)	5,100	45,567
Belluna Company, Ltd.	4,200	35,329
Best Denki Company, Ltd. (a)	15,000	121,069
Bookoff Corp. (a)	2,000	11,718
BSL Corp. *	23,000	6,276
Bunka Shutter Company, Ltd.	7,000	22,345
CAC Corp.	3,400	40,964
Canon Electronics, Inc. (a)	4,400	100,374
Canon Finetech, Inc.	4,000	55,752
Capcom Company, Ltd. (a)	5,400	186,451
Cawachi, Ltd.	3,300	85,700
Central Finance Company, Ltd.	8,000	20,824
Central Glass Company, Ltd. (a)	19,000	74,834
Century Leasing System, Inc. (a)	8,000	70,750
CFS Corp.	6,000	32,373
Chiba Kogyo Bank, Ltd. *	3,600	49,577

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Chiyoda Company, Ltd. (a)	4,100	$68,055
Chofu Seisakusho Company, Ltd. (a)	5,400	108,636
Chubu Shiryo Company, Ltd.	1,000	6,612
Chudenko Corp. (a)	6,300	99,173
Chuetsu Pulp & Paper Company, Ltd.	15,000	26,146
Chugai Mining Company, Ltd. (a)	34,900	14,447
Chugai Ro Company, Ltd. (a)	9,000	39,904
Chugoku Marine Paints, Ltd.	7,000	49,328
Chukyo Bank, Ltd.	38,000	108,750
Chuo Spring Company, Ltd.	9,000	32,682
CKD Corp. (a)	8,000	53,644
Clarion Company, Ltd.	26,000	65,961
Cleanup Corp. (a)	4,000	19,782
CMK Corp. (a)	8,000	81,530
Coca-Cola Central Japan Company, Ltd.	12	103,321
Colowide Company, Ltd. (a)	5,500	29,002
Commuture Corp.	4,000	18,098
Computer Engineering & Consulting, Ltd. (a)	2,900	26,118
Corona Corp.	5,100	55,795
Cosel Company, Ltd. (a)	5,800	62,787
Cosmo Securities Company, Ltd. * (a)	22,000	19,983
Cross Plus, Inc.	1,000	10,207
Culture Convenience Club Company, Ltd.	3,800	18,411
Cybozu, Inc. (a)	50	12,782
D&M Holdings, Inc. *	11,000	37,526
D.G. Roland Corp. (a)	3,000	74,005
Dai Nippon Toryo Company, Ltd.	22,000	29,976
Dai-Dan Company, Ltd.	6,000	26,232
Daido Kogyo Company, Ltd. (a)	16,000	32,754
Daidoh, Ltd. (a)	4,000	47,432
Daiei, Inc. *	8,150	48,530
Daihen Corp. (a)	21,000	75,611
Daiho Corp.	13,000	13,514
Daiichi Jitsugyo Company, Ltd.	7,000	32,403
Daiken Corp. (a)	11,000	23,278
Daiko Clearing Services Corp.	3,000	17,167
Daikoku Denki Company, Ltd. (a)	1,400	12,363
Daikyo, Inc. (a)	7,144	15,183
Daimei Telecom Engineering Corp.	7,000	64,084
Dainichi Company, Ltd.	3,800	18,376
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	16,000	69,660
Dainippon Screen Manufacturing
Company, Ltd. (a)	23,000	97,289
Daio Paper Corp. (a)	13,000	88,048
Daisan Bank, Ltd.	32,000	119,063
Daiseki Company, Ltd. (a)	5,000	150,830
Daiso Company, Ltd.	13,000	42,702
Daisyo Corp.	2,500	27,225
Daito Bank, Ltd.	20,000	18,974
Daiwa Industries, Ltd.	4,000	17,090
Daiwa Seiko, Inc. (a)	17,000	29,727
Daiwabo Company, Ltd.	20,000	45,106
Daiwabo Information System Company, Ltd. (a)	2,500	45,440
DC Company, Ltd.	9,000	28,181
DCM Japan Holdings Company, Ltd. (a)	19,500	98,134
Denki Kogyo Company, Ltd. (a)	8,000	49,147

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Denyo Company, Ltd.	3,000	$32,553
Descente, Ltd. (a)	9,000	52,591
DIA Kensetsu Company, Ltd. * (a)	15,300	4,163
Doshisha Company, Ltd. (a)	2,200	36,136
Doutor Nichires Holdings Company, Ltd. (a)	6,893	136,579
DTS Corp.	4,800	97,281
Dydo Drinco, Inc.	2,300	95,259
Eagle Industry Company, Ltd.	8,000	54,579
Ehime Bank, Ltd.	19,000	73,791
Eighteenth Bank, Ltd.	29,000	107,100
Eiken Chemical Company, Ltd.	4,000	35,455
Eizo Nanao Corp.	2,900	56,461
Eneserve Corp. *	5,000	20,777
Enplas Corp. (a)	4,500	47,875
Epson Toyocom Corp. (a)	12,000	42,107
Espec Corp.	3,000	30,449
Ezaki Glico Company, Ltd. (a)	11,000	135,968
F&A Aqua Holdings, Inc.	3,800	24,977
Fancl Corp. (a)	7,900	109,487
FDK Corp. * (a)	21,000	24,635
Foster Electric Company, Ltd.	3,000	61,506
FP Corp. (a)	3,200	78,579
France Bed Holdings Company, Ltd. (a)	44,000	59,441
Fudo Construction Company, Ltd.	29,000	26,950
Fuji Company, Ltd. (a)	3,700	62,660
Fuji Corp., Ltd.	6,000	18,952
Fuji Kyuko Company, Ltd. (a)	19,000	76,507
Fuji Oil Company, Ltd.	9,400	87,600
Fuji Software ABC, Inc. (a)	5,600	105,255
Fujibo Holdings, Inc.	14,000	22,327
Fujicco Company, Ltd.	4,000	44,842
Fujikura Kasei Company, Ltd.	4,000	31,631
Fujikura Rubber, Ltd.	5,000	20,844
Fujita Corp. (a)	4,800	12,833
Fujita Kanko, Inc. (a)	6,000	42,793
Fujitec Company, Ltd. (a)	15,000	85,103
Fujitsu Business Systems, Ltd.	5,600	65,082
Fujitsu Frontech, Ltd.	4,000	29,535
Fujitsu General, Ltd. * (a)	12,000	39,216
Fujiya Company, Ltd. * (a)	19,000	28,972
Fukuda Corp.	8,000	22,424
Fukui Bank, Ltd.	35,000	111,100
Fukushima Bank, Ltd.	22,000	20,834
Fukushima Industries Corp.	3,500	35,094
Fukuyama Transporting Company, Ltd.	34,000	125,396
Funai Consulting Company, Ltd.	5,000	30,227
Furukawa Company, Ltd.	51,000	94,208
Furusato Industries, Ltd.	2,000	20,223
Fuso Pharmaceutical Industries, Ltd. (a)	13,000	34,226
Futaba Corp. (a)	6,500	112,437
Future System Consulting Corp.	39	22,853
Fuyo General Lease Company, Ltd.	3,000	87,680
Gakken Company, Ltd. (a)	13,000	38,696
Gecoss Corp.	5,500	25,164
Gigas K's Denki Corp. (a)	4,000	80,226
GMO Internet, Inc. (a)	3,500	22,247

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Godo Steel, Ltd. (a)	31,000	$103,673
Goldcrest Company, Ltd.	1,320	30,093
Goldwin, Inc. *	11,000	22,665
Gourmet Kineya Company, Ltd.	5,000	38,179
Green Hospital Supply, Inc. (a)	38	24,014
GS Yuasa Corp. (a)	53,000	151,767
Gulliver International Company, Ltd. (a)	910	32,682
Gun-Ei Chemical Industry Company, Ltd. (a)	11,000	23,955
Gunze, Ltd. (a)	20,000	84,672
Hakuto Company, Ltd.	2,600	23,838
Hanwa Company, Ltd. (a)	36,000	154,149
Happinet Corp. (a)	1,600	24,685
Harashin Narus Holdings Company, Ltd.	3,000	30,168
Harima Chemicals, Inc.	5,000	27,252
Haruyama Trading Company, Ltd.	2,700	17,260
Hazama Corp. (a)	19,600	21,310
Heiwa Corp.	5,900	56,369
Heiwado Company, Ltd.	7,000	107,565
Hibiya Engineering, Ltd.	5,000	42,733
Higashi-Nippon Bank, Ltd.	29,000	100,611
HIS Company, Ltd.	2,400	34,932
Hitachi Information Systems, Ltd.	6,200	134,012
Hitachi Kokusai Electric, Inc. (a)	10,000	103,915
Hitachi Maxell, Ltd.	7,100	73,837
Hitachi Medical Corp.	5,000	34,277
Hitachi Plant Technologies, Ltd. (a)	21,000	66,197
Hitachi Software Engineering Company, Ltd. (a)	4,900	114,798
Hitachi Systems & Services, Ltd.	4,000	88,215
Hitachi Tool Engineering, Ltd.	2,500	26,861
Hitachi Transport System, Ltd. (a)	12,000	183,401
Hitachi Zosen Corp. * (a)	91,000	90,124
Hochiki Corp. (a)	7,000	44,664
Hodogaya Chemical Company, Ltd. (a)	8,000	18,128
Hogy Medical Company, Ltd.	1,600	82,882
Hokkaido Gas Company, Ltd.	13,000	33,208
Hokkan Holdings, Ltd.	11,000	33,319
Hokuetsu Bank, Ltd.	40,000	93,865
Hokuetsu Paper Mills, Ltd. (a)	29,000	131,307
Hokuriku Electric Industry Company, Ltd. (a)	12,000	17,940
Hokuto Corp. (a)	2,800	49,741
Hosiden Corp.	9,300	186,583
Hosokawa Micron Corp.	5,000	31,461
Howa Machinery, Ltd. (a)	19,000	15,320
I Metal Technology Company, Ltd.	14,000	24,130
IBJ Leasing Company, Ltd.	5,000	88,580
Ichikoh Industries, Ltd.	12,000	29,901
Ichiyoshi Securities Company, Ltd.	5,000	50,630
ICOM, Inc.	1,600	39,211
IDEC Corp. (a)	3,500	41,579
Ihara Chemical Industry Company, Ltd.	10,000	24,983
Iino Kaiun Kaisha, Ltd. (a)	9,000	92,129
Ikegami Tsushinki Company, Ltd. * (a)	12,000	17,773
Imasen Electric Industrial Company, Ltd.	3,500	39,179
Impress Holdings, Inc.	103	11,619
Inaba Denki Sangyo Company, Ltd.	3,200	99,009
Inaba Seisakusho Company, Ltd.	2,400	25,697

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Inabata & Company, Ltd. (a)	12,000	$64,742
Inageya Company, Ltd.	5,000	45,723
Ines Corp.	7,800	38,819
Information Services International -
Dentsu, Ltd.	3,900	33,768
Intec, Ltd.	8,000	125,345
Invoice, Inc.	2,077	37,631
Ise Chemical Corp.	3,000	18,503
Iseki & Company, Ltd. * (a)	31,000	50,955
Ishihara Sangyo Kaisha, Ltd. * (a)	38,000	87,292
Itochu Enex Company, Ltd.	12,600	72,073
Itochu-Shokuhin Company, Ltd.	1,500	46,082
Itoham Foods, Inc.	32,000	189,883
Itoki Corp.	8,000	49,510
Iwasaki Electric Company, Ltd.	12,000	27,361
Iwatani International Corp. (a)	34,000	90,910
Iwatsu Electric Company, Ltd. * (a)	17,000	16,774
Izumiya Company, Ltd. (a)	15,000	82,295
J. Bridge Corp. *	7,000	3,239
Jalux, Inc. (a)	2,200	36,991
Jamco Corp. (a)	3,000	22,461
Janome Sewing Machine Company, Ltd. (a)	19,000	18,459
Japan Cash Machine Company, Ltd. (a)	4,600	37,684
Japan Digital Laboratory Company, Ltd.	3,400	47,469
Japan General Estate Company, Ltd. (a)	2,900	23,228
Japan Pulp & Paper Company, Ltd. (a)	26,000	92,110
Japan Radio Company, Ltd. (a)	28,000	79,234
Japan Transcity Corp., Ltd. (a)	9,000	37,005
Japan Vilene Company, Ltd. (a)	12,000	54,489
Japan Wool Textile Company, Ltd. (a)	14,000	124,156
JBCC Holdings, Inc.	4,200	33,180
JBIS Holdings, Inc.	8,000	30,054
Jeol, Ltd. (a)	9,000	34,298
JK Holdings Company, Ltd.	5,800	36,837
JMS Company, Ltd.	12,000	28,215
J-Oil Mills, Inc. (a)	12,000	32,844
Joint Corp.	2,700	17,585
Joshin Denki Company, Ltd. (a)	7,000	72,261
JSP Corp.	4,700	41,310
Juki Corp.	19,000	70,662
Kabuki-Za Company, Ltd.	1,000	47,107
Kadokawa Holdings, Inc. (a)	3,600	87,121
Kaga Electronics Company, Ltd.	4,900	65,062
Kagawa Bank, Ltd.	16,000	100,846
Kagome Company, Ltd. (a)	8,700	155,511
Kagoshima Bank(The), Ltd.	25,000	185,881
Kaken Pharmaceutical Company, Ltd.	11,000	81,501
Kameda Seika Company, Ltd.	4,000	62,651
Kamei Corp.	5,000	21,417
Kanaden Corp.	6,000	33,605
Kanagawa Chuo Kotsu Company, Ltd.	8,000	41,423
Kanamoto Company, Ltd.	5,000	30,728
Kanematsu Corp. *	64,000	85,465
Kanematsu Electronics, Ltd. (a)	5,800	44,241
Kanto Auto Works, Ltd.	10,800	151,256
Kanto Denka Kogyo Company, Ltd.	5,000	27,659

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kanto Natural Gas Development, Ltd.	5,000	$30,237
Kanto Tsukuba Bank, Ltd.	15,700	85,862
Kasai Kogyo Company, Ltd.	8,000	23,343
Kasumi Company, Ltd.	10,000	52,049
Katakura Industries Company, Ltd. (a)	2,000	39,221
Kato Sangyo Company, Ltd.	4,000	43,006
Kato Works Company, Ltd.	10,000	38,514
Kawai Musical Instruments Manufacturing
Company, Ltd.	20,000	30,513
Kawashima Selkon Textiles Company, Ltd. * (a)	18,000	15,254
Kayaba Industry Company, Ltd.	32,000	124,729
Keihin Company, Ltd.	10,000	15,921
Keihin Corp.	3,500	50,549
Keiiyu Company, Ltd.	4,400	20,717
Keiyo Company, Ltd. (a)	4,800	34,423
Kenedix, Inc.	31	34,312
Kentucky Fried Chicken Japan, Ltd.	3,000	51,899
Kenwood Corp. (a)	42,000	46,771
KEY Coffee, Inc. (a)	3,000	45,261
Kibun Food Chemifa Company, Ltd. (a)	3,000	32,708
Kinki Nippon Tourist Company, Ltd. (a)	11,000	22,536
Kinki Sharyo Company, Ltd. (a)	8,000	24,439
Kintetsu World Express, Inc. (a)	2,200	51,531
Kioritz Corp.	10,000	22,428
Kirayaka Holdings Company, Inc.	7,000	12,782
Kishu Paper Company, Ltd. * (a)	18,000	22,059
Kisoji Company, Ltd. (a)	2,700	58,389
Kissei Pharmaceutical Company, Ltd.	6,000	126,602
Kitagawa Iron Works Company, Ltd.	13,000	32,074
Kita-Nippon Bank, Ltd.	1,900	70,502
Kitano Construction Corp. (a)	12,000	27,021
Kitz Corp. (a)	15,000	89,965
Kiyo Holdings, Inc.	81,000	129,288
Koa Corp. (a)	8,100	58,520
Koatsu Gas Kogyo Company, Ltd.	6,000	34,186
Kobayashi Pharmaceutical Company, Ltd. (a)	1,300	50,388
Koei Company, Ltd. (a)	2,800	45,079
Kohnan Shoji Company, Ltd.	2,700	34,415
Koike Sanso Kogyo Company, Ltd.	9,000	45,594
Kojima Company, Ltd. (a)	3,700	19,261
Kokuyo Company, Ltd.	7,800	67,444
Komatsu Seiren Company, Ltd.	9,000	36,793
Komatsu Wall Industry Company, Ltd.	2,100	26,329
Komeri Company, Ltd.	3,600	87,125
Konaka Company, Ltd. (a)	2,800	14,022
Konishi Company, Ltd.	4,000	37,217
Kosaido Company, Ltd.	3,800	24,263
Kosei Securities Company, Ltd. * (a)	18,000	20,663
Krosaki Harima Corp. (a)	9,000	25,777
Kumagai Gumi Company, Ltd. (a)	33,000	35,193
Kumiai Chemical Industry Company, Ltd.	15,000	31,139
Kurabo Industries, Ltd.	43,000	97,190
Kureha Corp.	27,000	169,201
Kurimoto, Ltd. (a)	27,000	35,017
Kuroda Electric Company, Ltd.	6,400	84,627
Kyoden Company, Ltd.	6,000	9,030

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kyodo Printing Company, Ltd.	11,000	$29,785
Kyodo Shiryo Company, Ltd.	21,000	24,691
Kyokuto Kaihatsu Kogyo Company, Ltd.	4,900	27,513
Kyokuyo Company, Ltd. (a)	15,000	26,138
Kyoritsu Maintenance Company, Ltd.	1,300	23,349
Kyosan Electric Manufacturing Company, Ltd. (a)	11,000	33,618
Kyoto Kimono Yuzen Company, Ltd. (a)	20	17,651
Kyowa Exeo Corp. (a)	8,000	62,322
Kyowa Leather Cloth Company, Ltd.	2,000	10,256
Kyudenko Corp.	8,000	41,685
Laox Company, Ltd. *	10,000	6,102
Life Corp. (a)	8,000	115,445
Lion Corp.	26,000	125,613
Macnica, Inc. (a)	2,100	23,536
Maeda Corp.	28,000	82,240
Maeda Road Construction Company, Ltd.	16,000	132,358
Maezawa Kasei Industries Company, Ltd. (a)	2,000	21,733
Maezawa Kyuso Industries Company, Ltd. (a)	2,400	45,904
Makino Milling Machine Company, Ltd.	10,000	72,365
Mandom Corp.	2,800	85,005
Mars Engineering Corp. (a)	1,600	26,936
Marubun Corp. (a)	6,100	30,883
Marudai Food Company, Ltd. (a)	30,000	73,520
Maruetsu, Inc. * (a)	14,000	130,237
Maruha Group, Inc. (a)	43,385	67,837
Marusan Securities Company, Ltd. (a)	11,000	61,059
Maruwa Company, Ltd.	1,300	15,932
Maruzen Company, Ltd. * (a)	22,000	23,775
Maruzen Showa Unyu Company, Ltd.	12,000	37,339
Maspro Denkoh Corp.	4,000	33,845
Matsuda Sangyo Company, Ltd. (a)	2,700	61,242
Matsui Construction Company, Ltd. (a)	8,000	26,003
Matsuya Company, Ltd. (a)	5,000	121,476
Matsuya Foods Company, Ltd. (a)	2,000	26,341
Max Company, Ltd. (a)	8,000	86,513
Maxvalu Tokai Company, Ltd.	3,000	38,616
MEC Company, Ltd. (a)	2,400	19,717
Megachips Corp. *	2,200	27,943
Meidensha Corp. (a)	20,000	51,514
Meitec Corp.	2,300	70,007
Meiwa Corp. * (a)	9,000	18,985
Meiwa Estate Company, Ltd.	2,200	15,806
Mercian Corp. (a)	18,200	37,439
Michinoku Bank, Ltd.	29,000	87,093
Mikuni Coca-Cola Bottling Company, Ltd.	10,000	115,275
Mikuni Corp.	11,000	32,487
Milbon Company, Ltd. (a)	1,200	26,349
Mimasu Semiconductor Industry Co Ltd *	2,800	57,622
Minato Bank, Ltd.	54,000	112,148
Ministop Company, Ltd.	2,300	44,951
Miraca Holdings, Inc. (a)	5,100	134,322
Misawa Homes Holdings, Inc. * (a)	4,000	21,054
Mito Securities Company, Ltd.	8,000	21,904
Mitsuba Corp., Ltd.	9,000	38,988
Mitsubishi Cable Industries, Ltd. (a)	20,000	28,673
Mitsubishi Kakoki Kaisha, Ltd.	11,000	29,160

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi Paper Mills, Ltd.	52,000	$111,423
Mitsubishi Pencil Company, Ltd.	4,000	57,193
Mitsubishi Steel Manufacturing Company, Ltd.	24,000	72,317
Mitsuboshi Belting Company, Ltd.	14,000	56,077
Mitsui High-Tec, Inc.	7,100	54,836
Mitsui Home Company, Ltd.	7,000	32,538
Mitsui Knowledge Industry Company, Ltd. (a)	134	24,185
Mitsui Mining Company, Ltd. (a)	17,000	48,739
Mitsui Sugar Company, Ltd.	15,000	51,375
Mitsui-Soko Company, Ltd. (a)	13,000	75,113
Mitsumura Printing Company, Ltd.	9,000	33,997
Mitsuuroko Company, Ltd. (a)	14,000	84,544
Miura Company, Ltd. (a)	3,300	75,609
Miyazaki Bank, Ltd.	25,000	105,101
Miyoshi Oil & Fat Company, Ltd.	14,000	19,225
Miyuki Holdings Company, Ltd.	4,000	11,261
Mizuno Corp. (a)	14,000	88,107
Mochida Pharmaceutical Company, Ltd. (a)	11,000	100,666
Modec, Inc. (a)	5,300	174,511
Morinaga & Company, Ltd. (a)	29,000	67,477
Morinaga Milk Industry Company, Ltd.	30,000	92,084
Morita Corp.	6,000	27,334
MOS Food Services, Inc. (a)	4,000	58,994
Moshi Moshi Hotline, Inc. (a)	4,500	137,258
Mr. Max Corp. (a)	7,300	32,010
Mutoh Holdings Company, Ltd. *	17,000	55,698
Mutow Company, Ltd.	7,800	43,080
Nagano Bank, Ltd. (a)	12,000	29,261
Nagase & Company, Ltd.	16,000	164,671
Nagatanien Company, Ltd.	5,000	41,398
Nakabayashi Company, Ltd.	20,000	35,743
Nakamuraya Company, Ltd.	7,000	33,690
Nakayama Steel Works, Ltd.	24,000	50,791
NEC Fielding, Ltd.	8,900	107,982
NEC Leasing, Ltd.	3,000	39,477
NEC Mobiling, Ltd.	2,100	29,513
NEC Networks & System Integration Corp.	7,200	124,003
NEC Tokin Corp. * (a)	11,000	21,061
Net One Systems Company, Ltd.	89	105,504
Netmarks, Inc. *	28	3,876
Neturen Company, Ltd.	8,000	77,691
Nice Corp.	24,000	45,760
Nichia Steel Works, Ltd. (a)	8,000	29,990
Nichias Corp.	10,000	36,137
Nichiban Company, Ltd.	10,000	29,659
Nichicon Corp. (a)	13,800	108,751
Nichiha Corp. (a)	4,200	39,798
Nichii Gakkan Company, Ltd. (a)	5,300	77,028
Nichimo Corp.	28,000	12,476
NICHIREI Corp. (a)	33,000	159,757
Nichireki Company, Ltd.	6,000	15,794
Nidec Copal Corp.	2,700	31,484
Nidec Tosok Corp.	2,800	22,751
Nifco, Inc.	7,000	162,800
Nihon Dempa Kogyo Company, Ltd.	2,700	75,486
Nihon Eslead Corp.	1,300	13,648

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nihon Inter Electronics Corp. (a)	5,000	$12,385
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,502
Nihon Kohden Corp. (a)	5,000	115,398
Nihon Nohyaku Company, Ltd. (a)	9,000	84,108
Nihon Parkerizing Company, Ltd. (a)	6,000	80,287
Nihon Yamamura Glass Company, Ltd.	16,000	32,755
Nikkiso Company, Ltd. (a)	8,000	48,444
Nikko Company, Ltd.	5,000	11,917
Nippo Corp.	13,000	73,531
Nippon Avionics Company, Ltd.	7,000	14,558
Nippon Beet Sugar
Manufacturing Company, Ltd.	18,000	39,511
Nippon Carbon Company, Ltd.	14,000	67,037
Nippon Ceramic Company, Ltd. (a)	3,000	28,010
Nippon Chemical Industrial Company, Ltd.	13,000	31,021
Nippon Chemi-Con Corp.	24,000	89,435
Nippon Chemiphar Company, Ltd. (a)	10,000	57,355
Nippon Concrete Industries Company, Ltd.	16,000	27,203
Nippon Denko Company, Ltd. (a)	12,000	115,715
Nippon Densetsu Kogyo Company, Ltd.	16,000	108,809
Nippon Denwa Shisetsu Company, Ltd.	10,000	27,496
Nippon Filcon Company, Ltd.	5,000	27,930
Nippon Fine Chemical Company, Ltd.	6,000	33,353
Nippon Flour Mills Company, Ltd.	28,000	114,190
Nippon Gas Company, Ltd. (a)	5,000	52,161
Nippon Kanzai Company, Ltd.	2,000	59,520
Nippon Kasei Chemical Company, Ltd.	16,000	26,426
Nippon Koei Company, Ltd.	11,000	28,607
Nippon Konpo Unyu Soko Company, Ltd.	11,000	152,000
Nippon Koshuha Steel Company, Ltd. (a)	16,000	30,606
Nippon Light Metal Company, Ltd.	35,000	53,193
Nippon Metal Industry Company, Ltd. (a)	18,000	58,380
Nippon Paint Company, Ltd.	33,000	119,769
Nippon Parking Development Company, Ltd. (a)	202	8,622
Nippon Piston Ring Company, Ltd. (a)	13,000	19,541
Nippon Road Company, Ltd.	15,000	20,519
Nippon Seiki Company, Ltd.	4,000	54,587
Nippon Sharyo, Ltd. (a)	20,000	46,440
Nippon Shinyaku Company, Ltd.	9,000	93,582
Nippon Signal Company, Ltd.	9,000	46,295
Nippon Soda Company, Ltd.	24,000	78,258
Nippon Steel Trading Company, Ltd.	20,000	53,368
Nippon Synthetic Chemical Industry
Company, Ltd.	11,000	80,927
Nippon System Development Company, Ltd.	4,800	70,374
Nippon Thompson Company, Ltd.	12,000	73,964
Nippon Valqua Industries, Ltd.	10,000	29,348
Nippon Yakin Kogyo Company, Ltd.	9,500	76,813
Nippon Yusoki Company, Ltd.	5,000	15,000
Nipro Corp. (a)	7,000	122,712
NIS Group Company, Ltd. *	13,058	19,541
Nishimatsu Construction Company, Ltd. (a)	60,000	128,888
Nissan Shatai Company, Ltd.	20,000	157,044
Nissei Corp. (a)	2,900	31,951
Nissei Plastic Industrial Company, Ltd.	4,000	19,445
Nissen Company, Ltd. (a)	5,500	36,317
Nisshin Fudosan Company, Ltd.	2,900	18,950

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nisshin Oillio Group, Ltd. (a)	19,000	$73,486
Nissin Corp.	11,000	28,695
Nissin Sugar Manufacturing Company, Ltd.	10,000	21,900
Nissui Pharmaceutical Company, Ltd.	3,000	18,697
Nitta Corp. (a)	4,100	74,323
Nittan Valve Company, Ltd.	4,000	21,414
Nittetsu Mining Company, Ltd.	13,000	86,320
Nitto Boseki Company, Ltd.	36,000	74,864
Nitto FC Company, Ltd.	2,000	8,696
Nitto Kogyo Corp.	4,000	50,537
Nitto Kohki Company, Ltd.	3,500	78,686
NIWS Company HQ, Ltd. (a)	122	2,483
NOF Corp.	22,000	90,865
Nohmi Bosai, Ltd.	6,000	37,451
Nomura Company, Ltd. (a)	7,000	23,488
Noritake Company, Ltd.	22,000	89,225
Noritsu Koki Company, Ltd.	2,500	36,366
Noritz Corp. (a)	7,200	90,947
NS Solutions Corp.	2,800	69,603
Oenon Holdings, Inc.	9,000	17,086
Oiles Corp.	5,400	112,253
Oita Bank, Ltd.	23,000	165,415
Okabe Company, Ltd.	9,000	35,305
Okamoto Industries, Inc.	11,000	39,548
Okamoto Machine Tool Works, Ltd.	7,000	16,579
Okamura Corp. (a)	10,000	69,619
Okasan Holdings, Inc. *	24,000	119,557
Oki Electric Industry Company, Ltd. * (a)	35,000	68,018
Okinawa Electric Power Company, Inc.	2,700	106,534
OKK Corp. (a)	10,000	20,278
Okumura Corp. (a)	26,000	132,568
Okura Industrial Company, Ltd.	8,000	19,616
Okuwa Company, Ltd.	5,000	70,632
Olympic Corp.	4,600	29,119
OMC Card, Inc. * (a)	13,000	38,319
ONO Sokki Company, Ltd.	5,000	24,816
Onoken Company, Ltd. (a)	3,000	48,417
Organo Corp. (a)	9,000	67,818
Oriental Yeast Company, Ltd.	6,000	31,795
Origin Electric Company, Ltd.	6,000	37,263
Osaka Steel Company, Ltd.	5,200	67,463
Osaki Electric Company, Ltd.	4,000	16,799
Oyo Corp.	3,400	41,198
Pacific Industrial Company, Ltd.	8,000	28,256
PanaHome Corp. (a)	10,000	64,135
Paramount Bed Company, Ltd.	3,500	47,931
Parco Company, Ltd. (a)	7,000	100,039
Paris Miki, Inc. (a)	3,500	51,603
Pasona Group, Inc. * (a)	36	22,644
PCA Corp.	1,500	15,569
Penta-Ocean Construction Company, Ltd. * (a)	39,500	47,911
Pigeon Corp. (a)	2,700	56,427
Pilot Corp.	20	36,135
Piolax, Inc.	1,800	39,295
Press Kogyo Company, Ltd.	12,000	60,585
Prima Meat Packers, Ltd. *	25,000	23,734

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Raito Kogyo Company, Ltd.	9,900	$23,654
Rasa Industries, Ltd. (a)	10,000	18,830
Renown, Inc. * (a)	7,000	27,660
Resort Solution Company, Ltd.	8,000	30,294
Resorttrust, Inc.	5,000	62,489
Rhythm Watch Company, Ltd. (a)	20,000	22,016
Ricoh Elemex Corp.	4,000	30,027
Ricoh Leasing Company, Ltd.	3,600	75,618
Right On Company, Ltd. (a)	2,900	34,557
Riken Corp.	16,000	74,938
Riken Keiki Company, Ltd.	4,000	26,338
Riken Technos Corp.	9,000	21,157
Riken Vitamin Company, Ltd.	2,000	64,176
Ringer Hut Company, Ltd. (a)	3,000	42,381
Risa Partners, Inc. * (a)	21	42,516
Rock Field Company, Ltd. (a)	1,800	28,522
Rohto Pharmaceutical Company, Ltd. (a)	9,000	113,141
Roland Corp.	2,700	52,883
Royal Holdings Company, Ltd. (a)	4,000	42,062
Ryobi, Ltd. (a)	23,000	87,903
Ryoden Trading Company, Ltd.	9,000	56,899
Ryosan Company, Ltd.	6,900	164,079
Ryoshoku, Ltd. (a)	4,100	78,274
Ryoyo Electro Corp.	7,100	69,838
S Foods, Inc.	4,000	28,838
S Science Company, Ltd. (a)	102,000	11,256
Sagami Chain Company, Ltd. (a)	4,000	44,638
Sagami Railway Company, Ltd.	22,000	89,655
Saibu Gas Company, Ltd. (a)	84,000	207,837
Saizeriya Company, Ltd. (a)	3,900	37,555
Sakai Chemical Industry Company, Ltd.	32,000	114,490
Sakata INX Corp.	11,000	43,838
Sakata Seed Corp. (a)	9,000	131,712
Sala Corp. (a)	8,000	37,667
San-Ai Oil Company, Ltd.	10,000	36,461
Sanden Corp.	42,000	172,138
Sanei-International Company, Ltd. (a)	1,400	19,901
Sankei Building Company, Ltd. (a)	8,000	52,347
Sanki Engineering Company, Ltd. (a)	12,000	70,112
Sankyo Seiko Company, Ltd. (a)	7,000	20,180
Sankyo-Tateyama Holdings, Inc. (a)	35,000	45,377
Sanoh Industrial Company, Ltd.	5,000	27,118
Sanrio Company, Ltd. (a)	7,000	61,166
Sanshin Electronics Company, Ltd.	5,000	52,595
Sanwa Shutter Corp.	32,000	140,020
Sanyo Chemical Industries, Ltd. (a)	12,000	59,183
Sanyo Denki Company, Ltd.	16,000	69,728
Sanyo Shokai, Ltd. (a)	18,000	115,810
Sanyo Special Steel Company, Ltd.	9,000	41,083
Sato Corp. (a)	2,600	33,453
Sato Shoji Corp.	4,000	27,902
Satori Electric Company, Ltd. (a)	2,000	15,884
Secom Joshinetsu Company, Ltd.	900	21,208
Secom Techno Service Company, Ltd. (a)	2,000	48,429
Seibu Electric Industry Company, Ltd.	8,000	35,711
Seijo Corp.	1,400	23,174

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Seika Corp.	16,000	$32,811
Seikagaku Corp.	4,600	52,194
Seiko Corp. (a)	11,000	53,321
Seiren Company, Ltd.	6,000	38,536
Sekisui Jushi Corp.	5,000	47,105
Sekisui Plastics Company, Ltd.	12,000	31,004
Senko Company, Ltd.	13,000	50,310
Senshu Electric Company, Ltd.	1,500	24,757
Senshukai Company, Ltd. (a)	5,000	40,881
Shibaura Mechatronics Corp.	4,000	16,823
Shibusawa Warehouse Company, Ltd. (a)	10,000	66,517
Shibuya Kogyo Company, Ltd.	3,400	26,710
Shikibo, Ltd. (a)	20,000	22,051
Shikoku Bank, Ltd.	36,000	153,840
Shikoku Chemicals Corp.	6,000	30,573
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	39,506
Shimizu Bank, Ltd. (a)	2,000	91,450
Shin Nippon Air Technologies Company, Ltd.	4,700	24,703
Shinagawa Refractories Company, Ltd.	8,000	23,134
Shindengen Electric Manufacturing
Company, Ltd. (a)	21,000	41,653
Shin-Etsu Polymer Company, Ltd. (a)	8,000	48,361
Shinkawa, Ltd. (a)	3,900	47,553
Shin-Keisei Electric Railway Company, Ltd.	10,000	34,424
Shinki Company, Ltd. *	30,600	30,830
Shinko Electric Company, Ltd. (a)	13,000	49,783
Shinko Plantech Company, Ltd.	6,000	78,347
Shinko Shoji Company, Ltd. (a)	3,000	27,352
Shin-Kobe Electric Machinery Company, Ltd.	6,000	28,945
Shinmaywa Industries, Ltd.	21,000	65,013
Shinsho Corp.	13,000	38,059
Shinwa Kaiun Kaisha, Ltd.	16,000	101,877
Shiroki Corp. (a)	12,000	28,874
Shizuki Electric Company, Inc.	9,000	30,985
Shizuoka Gas Company, Ltd.	11,000	70,248
SHO-BOND Holdings Company, Ltd. * (a)	4,200	52,458
Shobunsha Publications, Inc. (a)	2,400	21,026
Shochiku Company, Ltd. (a)	14,000	86,662
Shoko Company, Ltd. (a)	19,000	24,132
Showa Aircraft Industry Company, Ltd.	3,000	26,119
Showa Corp. (a)	8,700	77,960
Showa Sangyo Company, Ltd.	20,000	47,833
Siix Corp.	4,000	29,661
Sinanen Company, Ltd. (a)	9,000	37,090
Sintokogio, Ltd.	8,000	66,507
SKY Perfect JSAT Corp.	56	22,694
SMK Corp.	8,000	42,382
Snow Brand Milk Products Company, Ltd. (a)	29,000	85,358
SNT Corp. (a)	7,000	41,583
Sodick Company, Ltd.	18,000	79,193
Soft99 Corp.	4,800	30,674
Sogo Medical Company, Ltd.	1,400	47,875
Sorun Corp.	4,600	32,288
Space Company, Ltd. (a)	4,700	37,243
SSP Company, Ltd. (a)	29,000	136,110
ST Chemical Company, Ltd.	3,000	38,292

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
St. Marc Holdings Company, Ltd. (a)	1,000	$34,394
Star Micronics Company, Ltd.	5,000	69,339
Starzen Company, Ltd.	14,000	32,741
Stella Chemifa Corp. (a)	1,000	23,993
Sugi Pharmacy Company, Ltd. (a)	7,700	219,649
Sugimoto & Company, Ltd.	2,500	31,413
Sumida Corp. (a)	1,900	23,812
Suminoe Textile Company, Ltd.	10,000	21,229
Sumisho Computer Systems Corp. (a)	4,700	89,593
Sumitomo Coal Mining Company, Ltd. * (a)	25,000	19,760
Sumitomo Densetsu Company, Ltd.	12,700	63,669
Sumitomo Forestry Company, Ltd.	9,000	62,547
Sumitomo Light Metal Industries, Ltd. (a)	31,000	41,762
Sumitomo Mitsui Company, Ltd. * (a)	10,000	9,393
Sumitomo Osaka Cement Company, Ltd.	28,000	65,546
Sumitomo Pipe & Tube Company, Ltd.	6,000	47,192
Sumitomo Precision Products Company, Ltd.	7,000	24,501
Sumitomo Seika Chemicals Company, Ltd.	8,000	37,412
Sumitomo Warehouse Company(The), Ltd. (a)	26,048	123,686
Sun Wave Corp.	10,000	15,005
Sunx, Ltd.	5,300	26,893
Suruga Corp.	6,000	17,401
SWCC Showa Holdings Company, Ltd. (a)	30,000	45,632
SxL Corp. * (a)	26,000	12,609
T. Hasegawa Company, Ltd. (a)	4,600	81,602
T. Rad Company, Ltd.	9,000	46,906
Tachibana Eletech Company, Ltd.	4,000	33,631
Tachi-S Company, Ltd. (a)	5,300	48,456
Taihei Dengyo Kaisha, Ltd.	6,000	44,492
Taihei Kogyo Company, Ltd.	12,000	42,028
Taiho Kogyo Company, Ltd.	3,200	39,194
Taikisha, Ltd.	7,000	84,317
Taisei Rotec Corp.	18,000	23,326
Takagi Securities Company, Ltd.	10,000	22,163
Takamatsu Corp.	4,800	77,997
Takano Company, Ltd. (a)	1,800	20,010
Takaoka Electric Manufacturing Company, Ltd. (a)	17,000	21,980
Takara Holdings, Inc. (a)	18,000	124,736
Takara Standard Company, Ltd. (a)	34,000	145,625
Takasago International Corp.	8,000	65,354
Takasago Thermal Engineering Company, Ltd. (a)	14,000	108,837
Takiron Company, Ltd. (a)	10,000	26,228
Takuma Company, Ltd. (a)	15,000	40,950
Tamura Corp.	9,000	28,933
Tamura Taiko Holdings, Inc. (a)	8,000	13,518
Tasaki Shinju Company, Ltd.	7,000	20,544
Tatsuta Electric Wire & Cable Company, Ltd.	14,000	38,253
Tayca Corp.	10,000	31,313
Teac Corp. *	27,000	23,448
Techno Ryowa, Ltd. (a)	3,100	15,194
Tecmo, Ltd. (a)	4,900	51,192
Teikoku Piston Ring Company, Ltd. (a)	3,000	25,545
Teikoku Tsushin Kogyo Company, Ltd.	7,000	21,325
Tekken Corp. *	20,000	21,522
Tenma Corp. (a)	5,200	69,075

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
The Fuji Fire and Marine Insurance Company,
Ltd. (a)	34,000	$91,080
The Hyakugo Bank, Ltd.	18,718	111,666
The Nanto Bank, Ltd.	21,000	99,324
The San-in Godo Bank, Ltd.	26,000	208,773
Tigers Polymer Corp.	1,000	5,126
TIS, Inc.	5,500	110,925
TKC Corp. (a)	3,700	76,942
TOA Corp. *	32,000	26,542
TOA Oil Company, Ltd.	23,000	29,452
Toagosei Company, Ltd.	57,000	235,607
Tobishima Corp. * (a)	38,500	13,593
Tobu Store Company, Ltd.	14,000	49,061
TOC Company, Ltd. (a)	20,000	151,229
Tocalo Company, Ltd. (a)	2,000	32,141
Tochigi Bank, Ltd.	19,000	116,787
Toda Kogyo Corp.	10,000	43,511
Todentsu Corp.	13,000	26,471
Toei Company, Ltd.	11,000	57,869
Toenec Corp.	11,000	53,029
Toho Bank, Ltd.	35,000	151,743
Toho Company, Ltd.	10,000	30,893
Toho Real Estate Company, Ltd.	6,000	39,706
Toho Zinc Company, Ltd.	13,000	70,472
Tohoku Bank, Ltd.	15,000	26,374
Tokai Corp.	7,000	31,299
Tokai Tokyo Securities Co Ltd	29,000	96,917
Tokimec, Inc.	14,000	42,721
Toko Electric Corp.	10,000	22,220
Toko, Inc. * (a)	15,000	34,758
Tokushima Bank, Ltd.	15,000	88,244
Tokushu Tokai Holdings Company, Ltd.	23,110	42,317
Tokyo Dome Corp. * (a)	21,000	87,915
Tokyo Electron Device, Ltd.	17	30,098
Tokyo Energy & Systems, Inc. (a)	5,000	25,726
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	27,035
Tokyo Leasing Company, Ltd.	8,500	79,836
Tokyo Rakutenchi Company, Ltd.	8,000	30,252
Tokyo Rope Manufacturing Company, Ltd. (a)	19,000	33,045
Tokyo Seimitsu Company, Ltd. (a)	2,000	36,998
Tokyo Style Company, Ltd. (a)	14,000	140,180
Tokyo Tekko Company, Ltd.	4,000	16,621
Tokyo Theatres Company, Inc. (a)	11,000	20,673
Tokyo Tomin Bank (The), Ltd.	3,600	75,592
Tokyotokeiba Company, Ltd. (a)	33,000	63,505
Tokyu Community Corp.	1,500	32,432
Tokyu Construction Company, Ltd. (a)	11,840	42,322
Tokyu Livable, Inc.	2,100	17,887
Tokyu Recreation Company, Ltd.	6,000	36,632
Tokyu Store Chain Company, Ltd.	12,000	60,726
Toli Corp.	10,000	18,758
Tomato Bank, Ltd.	16,000	36,777
Tomen Electronics Corp. (a)	1,700	18,870
Tomoe Corp. (a)	8,000	12,360
Tomoku Company, Ltd.	16,000	27,730
Tomy Company, Ltd. (a)	5,900	43,843

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tonami Transportation Company, Ltd.	14,000	$33,499
Topcon Corp. (a)	4,000	31,900
Toppan Forms Company, Ltd.	5,000	50,968
Topre Corp.	6,000	54,078
Topy Industries, Ltd.	19,000	54,032
Tori Holdings Company, Ltd. * (a)	82,000	9,934
Torigoe Company, Ltd.	5,000	34,129
Torii Pharmaceutical Company, Ltd.	3,400	48,253
Torishima Pump Manufacturing Company, Ltd.	5,000	84,257
Toshiba Plant Systems & Services Corp.	10,000	78,267
Tosho Printing Company, Ltd.	9,000	19,667
Totetsu Kogyo Company, Ltd.	7,000	36,190
Tottori Bank, Ltd.	12,000	36,097
Touei Housing Corp. (a)	5,000	32,237
Towa Bank, Ltd. * (a)	28,000	28,171
Towa Corp.	4,900	45,901
Towa Pharmaceutical Company, Ltd. (a)	1,800	76,363
Towa Real Estate Development
Company, Ltd. (a)	7,500	9,154
Toyo Construction Company, Ltd. * (a)	30,000	19,337
Toyo Corp. (a)	3,700	59,233
Toyo Electric Manufacturing Company, Ltd.	6,000	15,854
Toyo Engineering Corp.	19,000	74,055
Toyo Ink Manufacturing Company, Ltd.	30,000	104,270
Toyo Kanetsu KK	15,000	29,206
Toyo Kohan Company, Ltd.	12,000	62,934
Toyo Machinery & Metal Company, Ltd. (a)	4,000	14,223
Toyo Securities Company, Ltd.	14,000	43,849
Toyo Tire & Rubber Company, Ltd. (a)	33,000	106,263
Toyo Wharf & Warehouse Company, Ltd. (a)	16,000	30,391
Toyobo Company, Ltd.	65,936	138,550
Trans Cosmos, Inc.	2,100	25,559
Trusco Nakayama Corp. (a)	5,400	83,271
Tsubakimoto Chain Company, Ltd.	19,000	114,014
Tsugami Corp. (a)	8,000	26,921
Tsukishima Kikai Company, Ltd.	5,000	37,953
Tsurumi Manufacturing Company, Ltd.	4,000	26,183
Tsutsumi Jewelry Company, Ltd.	3,700	80,699
TTK Company, Ltd.	7,000	37,122
TYK Corp.	16,000	36,397
Ube Material Industries, Ltd.	12,000	30,134
Uchida Yoko Company, Ltd.	7,000	31,507
Unicharm Petcare Corp. (a)	4,000	127,296
Uniden Corp. (a)	9,000	55,428
Unimat Life Corp.	2,800	33,434
Union Tool Company, Ltd. (a)	1,200	45,378
Unitika, Ltd.	51,000	50,568
U-Shin, Ltd. (a)	4,000	16,083
Valor Company, Ltd.	6,000	64,276
Venture Link Company, Ltd. * (a)	12,400	12,765
Victor Company of Japan, Ltd. *	45,000	106,028
Vital-Net, Inc.	6,500	43,593
Wakachiku Construction Company, Ltd. * (a)	17,000	11,700
Warabeya Nichiyo Company, Ltd.	2,500	26,281
Watabe Wedding Corp.	2,000	17,929
Watami Company, Ltd. (a)	5,900	101,253

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Wood One Company, Ltd. (a)	6,000	$37,652
Xebio Company, Ltd.	2,700	69,926
Yahagi Construction Company, Ltd.	8,000	32,831
Yaizu Suisankagaku Industry Company, Ltd.	2,700	30,565
Yamagata Bank, Ltd.	28,000	178,825
Yamaichi Electronics Company, Ltd.	3,900	15,494
Yamanashi Chuo Bank, Ltd.	17,314	105,467
Yamazen Corp.	11,500	40,077
Yaoko Company, Ltd.	3,200	87,425
Yasuda Warehouse Company, Ltd.	4,000	38,246
Yellow Hat, Ltd.	3,600	19,000
Yodogawa Steel Works, Ltd.	27,000	131,936
Yokogawa Bridge Corp.	9,000	38,156
Yokohama Reito Company, Ltd.	11,000	77,832
Yokowo Company, Ltd. (a)	4,600	32,335
Yomeishu Seizo Company, Ltd. (a)	6,000	59,094
Yomiuri Land Company, Ltd. (a)	6,000	20,751
Yondenko Corp.	7,000	37,575
Yonekyu Corp.	3,500	28,854
Yorozu Corp.	3,000	38,373
Yoshimoto Kogyo Company, Ltd.	5,000	66,164
Yoshinoya D&C Company, Ltd. (a)	50	87,143
Yuasa Funashoku Company, Ltd.	10,000	27,565
Yuasa Trading Company, Ltd.	21,000	28,622
Yukiguni Maitake Company, Ltd.	7,100	24,771
Yuraku Real Estate Company, Ltd.	7,000	17,789
Yurtec Corp.	9,000	47,587
Yushiro Chemical Industry Company, Ltd. (a)	2,000	34,533
Zenrin Company, Ltd.	4,600	95,236
Zensho Company, Ltd.	7,200	42,596
Zeria Pharmaceutical Company, Ltd. (a)	6,000	62,920
Zuken, Inc.	4,400	43,898

		48,273,487
Netherlands - 2.57%
Aalberts Industries NV	38,420	822,805
Accell Group NV (a)	1,129	44,111
Arcadis NV (a)	1,567	94,556
ASM International NV	5,347	98,519
Beter Bed Holding NV	1,861	42,253
Brunel International NV (a)	1,198	30,764
Corporate Express NV, SADR	1,700	19,873
Draka Holding NV	1,175	37,934
Eriks Group NV (a)	3,181	230,914
Exact Holdings NV	1,062	36,069
Gamma Holding NV	431	27,247
Grontmij NV	1,708	63,964
Heijmans NV	920	35,412
Hunter Douglas NV	1,743	117,860
ICT Automatisering NV	1,785	24,734
Imtech NV	32,481	862,695
InnoConcepts NV	2,424	44,028
KAS Bank NV	3,004	128,640
Kendrion NV *	2,503	64,921
Koninklijke BAM Groep NV	9,471	224,142
Koninklijke Ten Cate NV	3,853	142,094
Koninklijke Vopak NV	2,086	131,297

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Laurus NV * (a)	9,291	$64,373
Macintosh Retail Group NV	2,604	77,809
Nutreco Holding NV	4,100	314,954
Oce NV	11,884	202,061
OPG Groep NV	8,372	237,498
Ordina NV	4,066	66,627
Pharming Group NV * (a)	8,121	11,516
Samas NV *	10,388	65,681
Sligro Food Group NV	3,098	121,247
Smit Internationale NV	1,358	138,400
Tele Atlas NV *	8,600	342,338
Telegraaf Media Groep NV (a)	6,008	194,231
TKH Group NV (a)	6,216	145,736
Unit 4 Agresso NV	2,085	58,674
USG People NV	3,245	76,970
Van der Moolen Holding NV * (a)	12,066	50,917

		5,493,864
New Zealand - 0.50%
Fisher & Paykel Appliances Holdings, Ltd. (a)	43,440	80,420
Fisher & Paykel Healthcare Corp.	56,183	129,662
Freightways, Ltd.	17,697	48,134
Infratil, Ltd. - Partly Paid	11,141	10,067
Infratil, Ltd. (a)	55,708	93,346
Mainfreight, Ltd.	10,000	46,825
New Zealand Oil & Gas, Ltd. *	39,136	41,616
New Zealand Refining Company, Ltd.	8,307	45,463
Nuplex Industries, Ltd.	14,766	71,287
PGG Wrightson, Ltd.	49,959	81,718
Port of Tauranga, Ltd.	12,337	58,745
Pumpkin Patch, Ltd.	20,900	30,121
Ryman Healthcare, Ltd.	83,695	112,651
Sky City Entertainment Group, Ltd.	47,665	138,397
Steel & Tube Holdings, Ltd.	7,409	16,608
Tourism Holdings, Ltd.	27,130	37,400
Tower, Ltd.	25,396	36,715

		1,079,175
Norway - 1.18%
Acta Holding ASA * (a)	11,200	37,582
Aker Yards AS *	12,500	166,242
Aktiv Kapital ASA *	5,200	92,063
Blom ASA *	5,400	63,991
Bonheur ASA	3,500	160,313
Camillo Eitzen & Company ASA *	6,300	77,255
Det Norske Oljeselskapb ASA *	64,128	115,269
DOF ASA	2,900	29,696
EDB Business Partner ASA	9,800	72,536
Ekornes ASA	7,000	127,127
Ementor ASA *	9,000	58,327
Farstad Shipping ASA	1,950	53,379
Ganger Rolf ASA	2,700	111,567
Kongsberg Gruppen ASA	1,700	111,193
Leroy Seafood Group ASA	7,400	164,819
Ocean Rig ASA *	32,900	253,108
Odfjell ASA	2,400	35,381
Petrolia Drilling ASA *	76,000	28,352

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Sevan Marine ASA *	9,200	$117,910
Solstad Offshore ASA	4,600	117,143
Sparebanken Midt-Norge	12,300	123,633
Tomra Systems ASA	24,000	182,241
Veidekke ASA	13,000	129,312
Wilhelm Wilhelmsen ASA *	2,700	90,537

		2,518,976
Portugal - 0.36%
Finibanco Holding SGPS SA	3,709	18,198
Impresa, SGPS SA *	11,168	26,340
Jeronimo Martins, SGPS SA	21,049	169,286
Mota Engil, SGPS SA	19,025	144,865
Novabase SGPS SA *	4,292	21,441
Pararede SGPS SA *	190,194	51,046
SAG GEST-Solucoes Automovel Globais
SGPS SA	12,410	44,309
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	6,656	85,270
Sonae Industria, SGPS SA *	3,131	21,757
Sonaecom, SGPS SA *	38,601	131,702
Teixeira Duarte-Engenharia & Construcoes SA	21,621	51,536

		765,750
Singapore - 1.54%
Allgreen Properties, Ltd.	55,000	49,576
Asia Food & Properties, Ltd. *	87,000	43,787
Beyonics Technology, Ltd.	177,000	32,961
Bonvests Holdings, Ltd.	56,400	44,394
Bukit Sembawang Estates, Ltd.	9,000	58,687
Cerebos Pacific, Ltd.	16,000	44,140
CH Offshore, Ltd. (a)	136,000	56,851
Chartered Semiconductor Manufacturing, Ltd. *	99,000	52,458
China Merchants Holdings Pacific, Ltd.	73,000	42,060
Chuan Hup Holdings, Ltd. (a)	182,000	47,732
Creative Technology, Ltd.	15,500	69,402
Delong Holdings, Ltd. (a)	45,500	118,586
Ezra Holdings Pte, Ltd. (a)	82,000	124,354
Goodpack, Ltd. * (a)	36,000	41,712
Hartford Education Corp., Ltd.	9,164	1,163
Hi-P International, Ltd.	126,000	46,355
Ho Bee Investment, Ltd.	27,000	18,303
Hong Fok Corp., Ltd. *	36,000	25,362
Hong Leong Asia, Ltd.	42,000	78,574
Hotel Plaza, Ltd.	31,500	43,349
Hotel Properties, Ltd. *	38,500	76,635
HTL International Holdings, Ltd.	58,000	16,494
Hwa Hong Corp., Ltd.	92,000	42,865
Hyflux, Ltd. (a)	55,000	121,395
Innotek, Ltd. * (a)	82,000	45,600
Jaya Holdings, Ltd.	96,000	103,919
Jurong Technologies Industrial Corp., Ltd. (a)	64,350	14,129
K1 Ventures, Ltd. *	367,000	52,099
Keppel Telecommunications & Transportation
Company, Ltd.	57,000	165,838
Kim Eng Holdings, Ltd. (a)	48,000	71,515
Metro Holdings, Ltd.	74,000	37,880
MFS Technology, Ltd.	113,000	26,681

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Midas Holdings, Ltd.	92,000	$67,603
MobileOne, Ltd.	53,000	81,612
NatSteel, Ltd.	21,000	23,269
Orchard Parade Holdings, Ltd. *	70,000	56,930
Osim International, Ltd. (a)	43,000	10,969
Parkway Holdings, Ltd. (a)	30,000	70,507
Petra Foods, Ltd. (a)	46,000	43,514
Raffles Education Corp., Ltd.	220,000	166,115
Robinson & Company, Ltd. (a)	13,000	65,560
Singapore Food Industries, Ltd.	21,000	11,404
Singapore Land, Ltd.	1,000	4,977
Singapore Post, Ltd.	80,000	67,131
Sinomem Technology, Ltd. * (a)	81,000	37,830
SMRT Corp., Ltd. (a)	120,000	159,351
Sunningdale Tech, Ltd.	144,000	19,041
Tat Hong Holdings, Ltd.	26,000	42,168
Unisteel Technology, Ltd.	43,750	41,863
United Engineers, Ltd.	32,000	92,270
UOB-Kay Hian Holdings, Ltd.	94,000	134,540
WBL Corp., Ltd.	27,000	105,738
Wheelock Properties (S), Ltd. *	41,000	59,354
Wing Tai Holdings, Ltd. (a)	70,000	112,237

		3,288,839
South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	443	0
Spain - 2.11%
Abengoa SA (a)	7,583	271,125
Adolfo Dominguez SA (a)	1,759	53,766
Amper SA	8,329	155,166
Avanzit SA *	17,987	76,061
Azkoyen SA *	3,800	31,833
Banco Guipuzcoano SA (a)	20,430	348,354
Baron de Ley SA *	1,053	79,483
Campofrio Alimentacion SA *	2,225	34,585
Cementos Portland Valderrivas SA	1,202	116,766
Construcciones & Auxiliar de Ferrocarriles SA	428	189,492
Duro Felguera SA	6,660	75,338
Ebro Puleva SA	7,641	156,570
FAES FARMA SA (a)	17,308	294,606
Grupo Empresarial Ence SA	20,720	192,795
Iberpapel Gestion SA	1,014	23,500
La Seda de Barcelona SA (a)	57,973	107,408
Mecalux SA *	2,884	93,384
Natra SA	4,032	47,752
Natraceutical SA *	35,597	45,044
NH Hoteles SA * (a)	4,594	76,410
Obrascon Huarte Lain SA	7,054	261,683
Papeles & Cartones de Europa SA *	7,327	76,150
Pescanova SA	1,382	68,374
Prim SA	2,904	54,283
Prosegur Cia de Seguridad SA	1,259	52,870
Service Point Solutions SA	19,294	75,303
Service Point Solutions SA *	643	2,507
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA *	11,029	36,355

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
SOS Cuetara SA	20,535	$452,847
Tecnocom, Telecomunicaciones & Energia SA * (a)	8,719	44,868
Tubacex SA	28,525	316,063
Tubos Reunidos SA	8,353	60,786
Unipapel SA * (a)	2,771	66,496
Urbas Proyectos Urbanisticos SA *	10,449	8,103
Vertice Trescientos Sesenta Grados *	1,797	4,482
Vidrala SA	1,746	56,468
Viscofan SA	11,757	269,070
Zeltia SA *	18,960	138,914

		4,515,060
Sweden - 1.83%
AddTech AB, Series B	2,600	55,573
Angpanneforeningen AB, Series B	2,600	63,703
Axfood AB	5,450	194,179
Axis Communications AB	10,500	209,833
Bergman & Beving AB, Series B	4,000	116,860
Billerud Aktibolag AB	10,000	113,711
Cardo AB	3,200	88,401
Clas Ohlson AB, Series B (a)	2,475	45,256
D. Carnegie & Company AB *	30,200	508,536
Elekta AB, Series B	5,800	100,497
Eniro AB	15,700	114,439
Gunnebo AB * (a)	8,726	98,603
Haldex AB	4,300	75,958
HIQ International AB *	8,000	43,323
Hoganas AB, Series B	5,800	138,089
IBS AB, Series B *	23,000	55,825
Intrum Justitia AB *	3,000	53,478
JM AB	14,638	343,917
Lennart Wallenstam Byggnads AB, Series B	3,900	79,114
Micronic Laser Systems AB *	6,200	30,259
Munters AB *	7,350	84,710
New Wave Group AB, Series B	4,600	33,625
Nibe Industrier AB, Series B	4,800	44,791
Nobia AB *	25,200	217,953
Nolato AB, Series B	4,000	39,061
Obsever AB *	19,000	52,770
PartnerTech AB	1,600	10,202
Peab AB, Series B	14,400	153,668
Peab Industri AB *	7,200	77,247
Q-Med AB	9,200	60,823
RNB Retail & Brands AB (a)	5,416	29,050
SkiStar AB, Series B	6,100	98,533
Studsvik AB	1,000	18,134
Sweco AB, Series B *	7,000	61,344
Teleca AB, Series B *	6,800	11,733
Telelogic AB *	19,000	67,193
Trelleborg AB, Series B	15,800	315,424

		3,905,815
Switzerland - 4.04%
Affichage Holding AG *	309	70,173
AFG Arbonia-Forster Holding AG	291	86,550
Allreal Holding AG	916	129,075
Bank Coop AG	1,859	151,624

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Bank Sarasin & Compagnie AG, Series B	61	$265,306
Belimo Holding AG	64	69,801
Berner Kantonalbank *	910	216,219
Bobst Group AG	40	3,106
Bucher Industries AG	1,199	325,544
Charles Voegele Holding AG *	913	77,129
Conzzeta Holding AG	37	91,392
Emmi AG	445	64,305
EMS-Chemie Holding AG	425	66,043
Energiedienst Holding AG *	299	192,926
Flughafen Zuerich AG	437	183,092
Forbo Holding AG *	348	184,420
Galenica Holding AG	430	142,804
Georg Fischer AG *	609	300,943
Gurit Heberlein AG	364	280,345
Helvetia Patria Holding AG	685	258,190
Hiestand Holding AG, Series A	39	68,784
Jelmoli Holding AG	135	381,582
Kaba Holding AG, Series B	447	150,942
Kuoni Reisen Holding AG, Series B	1,959	1,089,156
Luzerner Kantonalbank	1,251	332,283
Mobilezone Holding AG	10,362	74,603
Phoenix Mecano AG	228	114,570
PubliGroupe SA	418	129,638
Rieter Holding AG	615	235,468
Schulthess Group AG	810	59,530
Schweizerische
National-Versicherungs-Gesellschaft AG	78	64,087
Sia Abrasives Holding AG	131	52,520
St. Galler Kantonalbank *	614	288,622
Swissfirst AG	1,127	77,754
Swissquote Group Holding SA *	1,240	67,979
Tamedia AG	451	51,817
Tecan Group AG *	2,488	150,538
Temenos Group AG *	3,323	87,082
Valiant Holding AG *	3,659	715,223
Valora Holding AG	778	203,034
Verwaltungs & Privat Bank AG	3,265	721,251
Vontobel Holding AG (a)	9,372	325,772
WMH Walter Meier AG, Series A *	178	34,265

		8,635,487
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. *	138,000	0

United Kingdom - 17.95%
A.G. Barr PLC	1,500	34,524
Abacus Group PLC	13,889	12,996
Aberdeen Asset Management PLC	98,472	270,775
AbitibiBowater, Inc. *	1,865	24,129
AEA Technology PLC *	19,508	27,141
Aegis Group PLC	52,764	130,339
Aga Foodservice Group PLC	19,460	121,239
Aggreko PLC	47,192	604,815
Alexon Group PLC *	6,881	13,110
Alizyme PLC *	22,479	19,659
Amlin PLC	57,326	309,273
Anglo Pacific Group PLC	14,519	45,221

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Anglo-Eastern Plantations PLC	8,092	$102,767
Anite Group PLC	66,831	53,111
Arena Leisure PLC	107,875	95,272
Aricom PLC *	151,246	220,013
Arm Holdings PLC, ADR	35,212	185,567
Arriva PLC	23,561	320,917
Ashtead Group PLC	50,307	61,900
Autonomy Corp. PLC *	30,010	547,943
Aveva Group PLC	8,406	190,213
Avis Europe PLC *	71,985	36,426
Axis-Shield PLC *	6,528	35,652
Axon Group PLC	11,511	90,273
Babcock International Group PLC	28,340	321,631
BBA Aviation PLC	28,540	85,271
Beazley Group PLC	54,681	173,150
Bellway PLC	2,213	39,253
Benfield Group, Ltd.	24,966	123,479
Bespak PLC	3,566	39,420
BICC PLC	31,346	293,450
Biocompatibles International PLC *	10,935	31,556
Blacks Leisure Group PLC	8,616	25,360
Blinkx PLC *	30,010	9,676
Bloomsbury Publishing PLC	13,378	43,636
Bodycote International PLC	123,466	457,539
Bovis Homes Group PLC	26,718	321,615
BPP Holdings PLC	5,007	52,667
Braemar Seascope Group PLC	5,361	46,991
Brewin Dolphin Holdings PLC	48,637	133,210
Brit Insurance Holdings PLC	76,977	370,206
British Polythene Industries PLC	4,443	20,898
Britvic PLC	11,896	75,205
BSS Group PLC	15,284	118,466
Capital & Regional PLC	13,564	147,914
Care UK PLC	9,522	76,280
Carillion PLC	63,678	499,653
Carpetright PLC	5,505	83,399
Castings PLC	6,705	37,893
Catlin Group, Ltd.	10,377	91,151
Centaur Media PLC	36,430	57,160
Ceramic Fuel Cells PLC *	40,600	17,324
Charles Taylor Consulting PLC	6,425	35,333
Charter PLC *	11,570	195,204
Chemring Group PLC	10,411	508,373
Chime Communications PLC	60,938	35,026
Chloride Group PLC	45,330	171,914
Chrysalis Group PLC *	8,648	22,312
Clarkson PLC	2,479	37,920
Clinton Cards PLC	33,476	38,972
Communisis PLC	31,511	39,671
Computacenter PLC	12,617	42,975
Connaught PlC *	12,692	95,998
Cookson Group PLC	27,938	368,607
Corin Group PLC	4,523	42,491
Costain Group PLC *	151,942	77,799
Cranswick PLC	8,057	81,867
Creston PLC	10,587	12,172

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Croda International PLC	19,600	$257,684
CSR PLC *	15,836	102,417
D.S. Smith PLC	71,346	221,918
Dairy Crest Group PLC	15,460	144,094
Dana Petroleum PLC *	12,741	318,760
Davis Service Group PLC	24,951	244,845
Dawson Holdings PLC	18,986	35,422
De La Rue PLC	23,027	405,557
Dechra Pharmaceuticals PLC	6,779	49,548
Delta PLC	17,178	32,027
Detica Group PLC	24,675	122,497
Development Securities PLC	8,899	81,385
Devro PLC	35,231	55,961
Dignity PLC	9,494	145,202
Diploma PLC	14,675	44,284
Domino Printing Sciences PLC	24,282	148,621
DTZ Holdings PLC	7,566	32,470
E2V Technologies PLC	17,360	61,075
Electrocomponents PLC	97,748	352,567
Elementis PLC	86,991	114,427
Ennstone PLC	84,550	49,612
Enodis PLC	37,756	104,286
Entertainment Rights PLC *	100,576	20,532
Euromoney Institutional Investor PLC	11,128	87,780
Evolution Group PLC	47,411	98,353
Expro International Group PLC	13,879	321,827
F&C Asset Management PLC	60,938	220,569
Fenner PLC	21,742	101,233
Filtrona PLC	51,099	174,333
Findel PLC	12,673	124,601
FKI PLC	89,617	123,999
Forth Ports PLC	8,466	345,378
Fortune Oil PLC *	359,509	60,647
Foseco PLC	10,257	59,894
French Connection Group PLC	8,047	13,871
Fuller Smith & Turner PLC	9,317	105,352
Galiform PLC *	201,168	316,479
Galliford Try PLC	45,150	58,343
Game Group PLC	60,751	255,932
GCAP Media PLC	18,571	72,309
Genus PLC *	5,143	74,617
Go-Ahead Group PLC	5,758	178,233
Greene King PLC	26,500	297,330
Greggs PLC	1,380	123,749
Halfords Group PLC	22,110	124,221
Halma PLC	53,572	205,987
Hampson Industries PLC	14,601	34,757
Hays PLC	23,616	53,603
Headlam Group PLC	16,906	127,596
Helical Bar PLC	19,485	145,430
Helphire PLC	17,190	61,773
Henderson Group PLC	108,262	227,666
Henry Boot PLC	26,180	72,116
Highway Insurance Holdings PLC	28,215	36,388
Hikma Pharmaceuticals PLC	17,304	160,857
Hill & Smith Holdings PLC	11,574	76,496

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Hiscox PLC	67,190	$319,111
HMV Group PLC	65,959	170,462
Hochschild Mining PLC *	9,602	83,615
Holidaybreak PLC	6,396	69,608
Homeserve PLC	33,099	1,263,435
Hunting PLC	20,921	344,494
Huntsworth PLC	20,523	29,001
Hyder Consulting PLC	4,872	39,684
IG Group Holdings PLC	41,940	272,581
Imagination Technologies Group PLC *	25,207	33,707
IMI PLC	13,981	126,008
Inmarsat PLC	40,250	354,786
Intec Telecom Systems PLC *	38,573	32,569
Intermediate Capital Group PLC	10,888	337,912
International Personal Finance PLC	4,725	21,378
Interserve PLC	18,083	173,072
Intertek Group PLC	21,026	431,325
ITE Group PLC	35,107	101,216
J.D. Wetherspoon PLC	21,465	116,375
James Fisher & Sons PLC	9,920	120,048
Jardine Lloyd Thompson Group PLC	16,768	123,336
JJB Sports PLC	40,927	88,562
JKX Oil & Gas PLC	20,877	182,478
John Menzies PLC	3,700	41,206
John Wood Group PLC	25,390	204,070
Johnson Service Group PLC	7,456	3,423
Johnston Press PLC	30,257	74,539
Keller Group PLC	21,691	290,493
Kesa Electricals PLC	37,955	155,661
Kier Group PLC	5,040	137,951
Kingston Communications PLC	103,770	89,687
Laird Group PLC	29,498	295,745
Laura Ashley Holdings PLC	103,488	53,401
Lavendon Group PLC	4,966	33,093
Liontrust Asset Management PLC	5,181	24,679
Logicacmg PLC	65,221	137,097
Lookers PLC	28,870	51,764
Low & Bonar PLC	25,560	55,223
Luminar Group Holdings PLC	10,211	61,089
M.J. Gleeson Group PLC	10,775	50,682
Marshalls PLC	22,651	115,414
Marston's PLC	54,212	221,200
Marylebone Warwick Balfour Group PLC *	22,899	63,488
McBride PLC	15,311	32,045
Meggitt PLC	23,350	127,768
Melrose Resources PLC	8,798	57,054
Metalrax Group PLC	22,036	12,027
Mice Group PLC *	48,380	0
Michael Page International PLC	32,257	193,700
Micro Focus International PLC	15,909	59,976
Minerva PLC *	16,810	32,026
Misys PLC	59,049	162,216
Mitie Group PLC	40,564	194,946
Morgan Crucible Company PLC	39,661	172,006
Morgan Sindall PLC	3,466	68,075
Morse PLC	22,309	27,894

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Mothercare PLC	11,048	$89,680
Mouchel Parkman PLC	15,227	131,711
N. Brown Group PLC	39,636	191,580
National Express Group PLC	13,063	260,747
Northern Foods PLC	21,997	40,337
Northgate PLC	10,250	115,840
Northumbrian Water Group PLC	47,126	326,397
Novae Group PLC *	144,785	100,618
Pace Micro Technology PLC *	22,213	40,228
Paypoint PLC	5,790	65,149
Pendragon PLC	167,620	112,217
Photo-Me International PLC	24,627	7,361
Pinewood Shepperton PLC	8,060	40,025
Premier Farnell PLC	63,770	225,906
Premier Foods PLC	20,682	46,222
Premier Oil PLC *	14,615	402,715
Protherics PLC *	51,506	55,111
Provident Financial PLC	20,207	339,644
Psion PLC	28,332	56,157
PZ Cussons PLC	46,023	169,055
Qinetiq PLC	87,217	334,331
Rathbone Brothers PLC	10,811	227,713
Raymarine PLC	13,300	61,444
REA Holdings PLC	4,098	51,969
Redrow PLC	33,287	213,987
Regent Inns PLC *	26,754	8,363
Regus Group PLC	127,837	240,950
Renishaw PLC	8,451	114,149
Rensburg Sheppards PLC	5,301	55,268
Restaurant Group PLC	43,039	131,701
Ricardo PlC *	6,139	42,673
Rightmove PLC *	4,832	46,768
RM PLC	11,530	45,347
Robert Walters PLC	17,462	60,146
Robert Wiseman Dairies PLC	6,778	60,799
ROK PLC	7,461	17,937
Rotork PLC	10,588	226,761
Royalblue Group PLC	4,074	59,863
RPC Group PLC	19,953	80,377
RPS Group PLC	51,084	327,177
Salamander Energy PLC *	9,099	54,805
Savills PLC	23,562	164,840
SDL PLC *	12,484	77,120
Senior PLC	89,677	178,165
Serco Group PLC	48,653	438,406
Severfield Rowen PLC	7,716	45,680
Shanks Group PLC	39,095	201,845
Shore Capital Group PLC	22,807	16,761
SIG PLC	14,415	251,522
Skyepharma PLC *	127,236	34,744
SMG PLC *	32,342	7,061
Smiths News PLC	32,271	63,936
Soco International PLC *	10,043	381,398
Spectris PLC	18,161	268,439
Speedy Hire PLC	4,151	62,725
Spirax-Sarco Engineering PLC	18,222	371,137

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Spirent Communications PLC, ADR *	992	$4,811
Spirent Communications PLC *	129,975	163,863
Sportech PLC *	11,390	17,064
Spring Group PLC	29,401	28,029
SSL International PLC	27,606	248,306
St. Ives Group PLC	19,089	92,130
St. Modwen Properties PLC	23,999	233,490
Stagecoach Group PLC	55,407	266,149
Sthree PLC	11,149	43,110
Taylor Nelson Sofres PLC	59,710	187,386
TDG PLC	7,411	34,224
Thorntons PLC	11,977	33,501
Thus Group PLC *	22,962	54,168
Topps Tiles PLC	36,666	82,658
Town Centre Securities PLC	4,155	21,105
Travis Perkins PLC	4,697	99,992
Trinity Mirror PLC	30,793	180,637
TT electronics PLC	25,513	49,210
Tullett Prebon PLC	21,141	199,605
UK Coal PLC *	25,532	220,543
Ultra Electronics Holdings PLC	8,853	227,379
Umeco PLC	8,928	93,009
Uniq PLC	31,402	63,712
United Business Media PLC	31,280	335,587
UTV Media PLC	5,094	23,960
Venture Production PLC	14,570	180,382
Vernalis PLC *	60,104	8,290
Victrex PLC	9,390	139,898
VT Group PLC	22,913	298,957
W.S. Atkins PLC	16,286	340,028
Weir Group PLC	35,685	539,011
WH Smith PLC * (a)	29,217	215,116
Whatman PLC	20,925	111,135
White Young Green PLC	4,301	23,789
William Hill PLC	21,358	159,487
Wilmington Group PLC	8,076	28,376
Wincanton PLC	18,759	128,341
Wolfson Microelectronics PLC *	11,274	25,405
Woolworths Group PLC	185,655	40,588
WSP Group PLC	10,892	130,828
Xaar PLC	8,223	27,621
Yule Catto & Company PLC	50,811	157,865

		38,376,425

TOTAL COMMON STOCKS (Cost $217,299,586)		$211,647,362

PREFERRED STOCKS - 0.02%

Australia - 0.02%
Village Roadshow, Ltd. (a)	14,479	34,610

TOTAL PREFERRED STOCKS (Cost $34,807)		$34,610

WARRANTS - 0.00%

Canada - 0.00%
Tembec, Inc.
(Expiration Date 03/03/2012) *	2,543	1,239

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)

Hong Kong - 0.00%
Champion Technology Holdings, Ltd.
(Expiration Date 04/16/2009, Strike
Price HKD 1.60) *	63,109	$0
Kantone Holdings, Ltd.
(Expiration Date 01/08/2009, Strike
Price HKD 0.81) *	101,587	653
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/28/2010, Strike
Price HKD 6.00) *	4,500	1,359
Paliburg Holdings, Ltd.
(Expiration Date 11/08/2010, Strike
Price HKD 0.21) *	138,000	124
Tian An China Investment
(Expiration Date 01/02/2010, Strike
Price HKD 10.00) *	28,800	1,887

		4,023

New Zealand - 0.00%
Infratil, Ltd.
(Expiration Date 06/29/2012, Strike
Price NZD 4.12) *	5,570	1,445
Singapore - 0.00%
Goodpack, Ltd.
(Expiration Date 07/16/2009, Strike
Price SGD 1.38) *	4,500	752
Switzerland - 0.00%
EMS-Chemie Holding AG
(Expiration Date 04/14/2008, Strike
Price CHF 180.00) *	425	727

TOTAL WARRANTS (Cost $2,621)		$8,186

RIGHTS - 0.00%

Australia - 0.00%
Iluka Resources, Ltd. (Expiration Date
04/09/2008, Strike Price AUD 2.55) *	22,059	0

Canada - 0.00%
Catalyst Paper Corp. (Expiration Date
04/07/2008, Strike Price CAD 0.75) *	48,200	5,870

Sweden - 0.00%
Teleca AB (Expiration Date 04/18/2008,
Strike Price SEK 11.00) *	13,600	0

TOTAL RIGHTS (Cost $0)		$5,870

SHORT TERM INVESTMENTS - 12.59%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$26,920,930	$26,920,930

TOTAL SHORT TERM INVESTMENTS
(Cost $26,920,930)		$26,920,930

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$77,003 on 04/01/2008,
collateralized by $80,000 Federal
Home Loan Mortgage Corp.,
7.00% due 07/11/2022 (valued at
$79,400, including interest)	$77,000	$77,000

TOTAL REPURCHASE AGREEMENTS
(Cost $77,000)		$77,000

Total Investments (International Small Company Trust)
(Cost $244,334,944) - 111.62%		$238,693,958
Liabilities in Excess of Other Assets - (11.62)%		(24,850,937)

TOTAL NET ASSETS - 100.00%		$213,843,021

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Building Materials & Construction	6.21%
Banking	5.37%
Food & Beverages	4.64%
Business Services	4.21%
Metal & Metal Products	3.65%

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.05%

Australia - 0.50%
Downer EDI, Ltd. (a)	1,389,900	$7,966,289

Austria - 0.88%
Telekom Austria AG	671,200	13,864,254

Belgium - 1.03%
Belgacom SA	366,810	16,217,821

Bermuda - 1.38%
ACE, Ltd.	395,542	21,778,543

China - 0.40%
China Telecom Corp., Ltd. (a)	10,072,427	6,367,723

Denmark - 0.50%
Vestas Wind Systems AS *	71,284	7,846,681

Finland - 1.77%
Stora Enso Oyj, R Shares (a)	1,064,551	12,310,406
UPM-Kymmene Oyj (a)	878,064	15,620,632

		27,931,038
France - 10.46%
AXA Group SA	834,891	30,195,489
France Telecom SA	1,378,016	46,294,955
Sanofi-Aventis SA	520,553	39,042,925
Thomson SA	1,656,260	11,541,636
Total SA	359,746	26,651,379
Vivendi SA	293,410	11,477,048

		165,203,432

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany - 6.82%
Bayerische Motoren Werke (BMW) AG	308,986	$17,034,789
Deutsche Post AG	639,141	19,519,770
Infineon Technologies AG * (a)	1,605,710	11,244,888
Muenchener Rueckversicherungs-
Gesellschaft AG	120,454	23,603,706
SAP AG	308,610	15,333,071
Siemens AG	193,221	20,954,970

		107,691,194
Hong Kong - 1.56%
Hutchison Whampoa, Ltd.	2,602,031	24,698,904

Israel - 1.63%
Check Point Software Technologies, Ltd. *	1,146,141	25,673,558
Italy - 3.63%
Eni SpA	683,757	23,274,576
Mediaset SpA (a)	2,475,418	22,939,311
UniCredito Italiano SpA	1,655,043	11,089,140

		57,303,027
Japan - 6.86%
Aiful Corp. (a)	428,649	6,854,574
Konica Minolta Holdings, Inc.	799,538	10,999,838
Mitsubishi UFJ Financial Group, Inc.	1,928,900	16,873,681
NGK Spark Plug Company, Ltd. (a)	1,298,000	16,987,989
Nissan Motor Company, Ltd. (a)	0	0
Promise Company, Ltd. (a)	270,600	7,826,585
Sony Corp.	430,104	17,299,480
Toyota Motor Corp.	150,200	7,589,278
USS Company, Ltd.	342,250	23,847,422

		108,278,847
Netherlands - 5.65%
ING Groep NV	954,822	35,696,349
Koninklijke (Royal) Philips Electronics NV	545,165	20,868,777
Reed Elsevier NV	1,711,462	32,723,630

		89,288,756
Norway - 1.62%
Norske Skogindustrier ASA (a)	1,790,298	6,295,582
Telenor ASA	1,000,095	19,259,686

		25,555,268
Singapore - 3.35%
Flextronics International, Ltd. *	1,556,650	14,616,944
Singapore Telecommunications, Ltd. (a)	8,784,000	25,143,446
Venture Corp., Ltd. (a)	1,696,311	13,096,653

		52,857,043
South Korea - 4.12%
Kookmin Bank, SADR	212,007	11,882,992
KT Corp., SADR	323,078	7,673,103
Samsung Electronics Company, Ltd.	71,909	45,471,828

		65,027,923
Spain - 2.17%
Gamesa Corporacion Tecno SA	109,898	5,017,001
Telefonica SA	1,018,867	29,274,078

		34,291,079

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden - 1.84%
Ericsson LM, Series B	6,602,490	$12,952,741
Securitas AB, B Shares (a)	672,911	8,900,471
Securitas Systems AB	2,457,271	7,142,529

		28,995,741
Switzerland - 6.23%
Adecco SA	483,850	27,950,173
Nestle SA	42,241	21,113,840
Novartis AG	415,350	21,313,281
Swiss Re	202,131	17,668,843
UBS AG	357,668	10,414,597

		98,460,734
Taiwan - 7.33%
Chunghwa Telecom Company, Ltd. *	839,500	21,843,790
Compal Electronics, Inc., GDR (g)	447,649	2,103,950
Compal Electronics, Inc.	11,909,103	11,451,374
Lite-On Technology Corp.	17,802,093	20,778,559
Mega Financial Holding Company, Ltd.	50,001,000	39,448,733
Taiwan Semiconductor
Manufacturing Company, Ltd.	9,757,000	20,191,869

		115,818,275
United Kingdom - 25.91%
Aviva PLC	1,768,360	21,682,623
BAE Systems PLC	849,301	8,189,718
BP PLC	3,385,565	34,301,453
British Sky Broadcasting Group PLC	1,595,113	17,636,733
Centrica PLC	3,071,320	18,197,053
Compass Group PLC	4,885,677	31,265,329
GlaxoSmithKline PLC	1,517,324	32,094,751
Group 4 Securicor PLC	6,706,810	30,327,242
HBOS PLC	614,430	6,835,500
HSBC Holdings PLC	1,915,120	31,549,531
Kingfisher PLC	5,871,930	15,438,850
Old Mutual PLC	7,372,770	16,180,449
Pearson PLC	1,583,921	21,451,841
Persimmon PLC	431,560	6,554,270
Rentokil Initial PLC	4,688,638	9,059,490
Royal Bank of Scotland Group PLC	3,328,353	22,297,251
Royal Dutch Shell PLC, B Shares	781,726	26,333,641
Tesco PLC	1,117,730	8,423,882
Unilever PLC	520,100	17,592,045
Vodafone Group PLC	11,324,238	33,660,429

		409,072,081
United States - 0.41%
Invesco, Ltd.	267,977	6,527,920

TOTAL COMMON STOCKS (Cost $1,420,744,650)		$1,516,716,131

SHORT TERM INVESTMENTS - 10.36%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$132,000,286	$132,000,286
Paribas Corp. Time Deposit
2.95% due 04/01/2008	31,605,000	31,605,000

TOTAL SHORT TERM INVESTMENTS
(Cost $163,605,286)		$163,605,286

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$50,002 on 04/01/2008,
collateralized by $55,000 Federal
Home Loan Mortgage Corp.,
5.51% due 01/23/2023 (valued at
$55,288, including interest)	$50,000	$50,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,000)		$50,000

Total Investments (International Value Trust)
(Cost $1,584,399,936) - 106.41%		$1,680,371,417
Liabilities in Excess of Other Assets - (6.41)%		(101,285,998)

TOTAL NET ASSETS - 100.00%		$1,579,085,419

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	14.73%
Insurance	10.56%
Electronics	7.78%
Financial Services	6.50%
International Oil	4.83%

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 21.96%

Treasury Inflation Protected
Securities (d) - 6.31%
2.375% due 04/15/2011	$26,349,429	$28,309,168

U.S. Treasury Bonds - 15.65%
6.00% due 02/15/2026	350,000	423,937
7.875% due 02/15/2021	17,256,000	23,929,223
8.125% due 08/15/2021	8,477,000	12,040,655
8.125% due 08/15/2019 ****	3,090,000	4,304,515
8.75% due 08/15/2020	20,150,000	29,589,026

		70,287,356

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $93,481,771)		$98,596,524

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.61%

Federal Home Loan Bank - 0.59%
5.80% due 09/02/2008	2,595,000	2,631,488

Federal Home Loan Mortgage Corp. - 0.85%
4.00% due 11/15/2019	864,735	834,764
6.30% due 03/15/2023	2,389	2,386
6.50% due 04/01/2029 to 08/01/2034	170,782	177,960
6.625% due 09/15/2009	2,595,000	2,756,225
7.50% due 06/01/2010 to 05/01/2028	47,748	51,284

		3,822,619

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association - 4.57%
4.656% due 06/01/2013		$1,188,987	$1,204,187
4.917% due 02/01/2013		1,684,315	1,724,614
5.00% due 03/01/2019 to 06/01/2019		8,423,228	8,532,857
5.63% due 12/01/2011		1,329,817	1,392,896
5.973% due 11/01/2011		1,020,013	1,074,270
6.055% due 05/01/2012		1,082,306	1,151,127
6.085% due 10/01/2011		930,355	982,262
6.095% due 03/01/2012		546,215	583,665
6.50% due 02/01/2036		225,803	234,070
6.625% due 09/15/2009		3,400,000	3,611,239
7.00% due 06/01/2029		2,802	2,983

			20,494,170

Government National Mortgage
Association - 0.48%
6.00% due 08/15/2008 to 04/15/2035		538,781	557,200
6.50% due 07/15/2008 to 02/15/2035		240,383	251,131
7.00% due 11/15/2031 to 10/15/2034		1,247,953	1,332,675
8.00% due 07/15/2030 to 10/15/2030		22,744	24,961

			2,165,967

Housing & Urban Development - 0.12%
7.498% due 08/01/2011		519,000	553,895

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,491,693)			$29,668,139

FOREIGN GOVERNMENT OBLIGATIONS - 0.90%
Brazil - 0.90%
Federative Republic of Brazil
6.00% due 11/15/2009	BRL	2,300,000	2,221,344
6.00% due 08/15/2010		1,950,000	1,828,507

			4,049,851

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,001,588)			$4,049,851

CORPORATE BONDS - 43.36%

Advertising - 0.01%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$70,000	42,700

Agriculture - 0.30%
Cargill, Inc.
5.60% due 09/15/2012 (g)		1,285,000	1,316,926
Mosaic Company
7.625% due 12/01/2014 (g)		25,000	26,750
7.625% due 12/01/2016 (g)		20,000	21,500

			1,365,176

Air Travel - 0.47%
American Airlines
3.857% due 07/09/2010		134,321	128,465
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018		710,494	683,851
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017		489,482	482,139
Continental Airlines, Inc., Series A
5.983% due 04/19/2022		15,000	13,364

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Air Travel (continued)
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	$5,000	$4,175
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	59,326	54,432
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	746,835	732,020

		2,098,446

Aluminum - 0.02%
Alcan, Inc.
6.45% due 03/15/2011	81,000	86,230
Novelis, Inc.
7.25% due 02/15/2015	22,000	19,470

		105,700

Auto Parts - 0.04%
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)	200,000	184,500

Auto Services - 0.03%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	51,750
KAR Holdings, Inc.
10.00% due 05/01/2015	35,000	30,275
United Rentals North America, Inc.
6.50% due 02/15/2012	50,000	45,250

		127,275

Automobiles - 0.15%
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	575,000	657,298
Banking - 4.25%
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,540,215
5.42% due 03/15/2017	4,000,000	3,967,588
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	903,796
Citicorp
6.375% due 11/15/2008	519,000	529,201
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	772,605
First Union National Bank
6.919% due 12/15/2036	500,000	486,323
7.80% due 08/18/2010	1,500,000	1,614,658
HBOS PLC
6.00% due 11/01/2033 (g)	710,000	612,249
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	164,145
NBD Bancorp
8.25% due 11/01/2024	1,730,000	1,985,820
Republic New York Corp.
9.50% due 04/15/2014	865,000	1,030,846
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	2,379,000	2,436,817
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	410,000	379,763
7.175% due 05/16/2013	750,000	763,187
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	450,000	492,857

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	$195,000	$192,915
VTB Capital SA
6.25% due 07/02/2035 (g)	500,000	461,875
Wachovia Corp.
5.75% due 06/15/2017	790,000	766,776

		19,101,636

Broadcasting - 0.67%
CanWest Media, Inc.
8.00% due 09/15/2012	40,000	38,000
Clear Channel Communications, Inc.
7.65% due 09/15/2010	1,200,000	1,267,445
Comcast Cable Communications
8.50% due 05/01/2027	556,000	651,306
Liberty Media Corp.
5.70% due 05/15/2013	26,000	22,764
7.75% due 07/15/2009	285,000	285,562
7.875% due 07/15/2009	31,000	31,108
8.25% due 02/01/2030	18,000	15,106
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	685,551

		2,996,842

Building Materials & Construction - 0.20%
Ahern Rentals, Inc.
9.25% due 08/15/2013	35,000	27,738
SCL Terminal Aereo Santiago
6.95% due 07/01/2012 (g)	769,685	828,913
Texas Industries, Inc.
7.25% due 07/15/2013	35,000	34,037

		890,688

Business Services - 0.29%
Deluxe Corp.
7.375% due 06/01/2015	170,000	158,525
FedEx Corp., Series 981A
6.72% due 01/15/2022	934,621	1,023,468
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	15,000	11,025
IKON Office Solutions, Inc.
9.9263% due 01/01/2012 (b)(g)	60,000	57,000
Sungard Data Systems, Inc.
9.125% due 08/15/2013	62,000	62,620

		1,312,638

Cable & Television - 2.24%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	84,607
Coleman Cable, Inc.
9.875% due 10/01/2012	25,000	20,750
Cox Communications, Inc.
5.875% due 12/01/2016 (g)	850,000	843,954
7.125% due 10/01/2012	532,000	563,411
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	40,150
DirecTV Holdings LLC
6.375% due 06/15/2015	65,000	60,613
LIN Television Corp.
6.50% due 05/15/2013	15,000	13,913

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
LIN Television Corp., Series B
6.50% due 05/15/2013	$18,000	$16,695
Mediacom Broadband LLC
8.50% due 10/15/2015	78,000	65,520
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	50,188
7.75% due 03/15/2016 (g)	15,000	13,688
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	417,626
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	32,317
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	17,000	17,170
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	782,779
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,813,913
6.55% due 05/01/2037	450,000	424,791
Time Warner, Inc.
7.25% due 10/15/2017	390,000	403,810
7.70% due 05/01/2032	1,298,000	1,366,543
Viacom, Inc.
6.125% due 10/05/2017	1,300,000	1,267,618
6.25% due 04/30/2016	757,000	736,887
6.625% due 05/15/2011	400,000	408,016
7.875% due 07/30/2030	625,000	608,594

		10,053,553

Cellular Communications - 0.74%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	659,152
8.125% due 05/01/2012	364,000	407,349
8.75% due 03/01/2031	703,000	853,156
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	455,547
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	197,200
Vodafone Group PLC
7.75% due 02/15/2010	714,000	756,676

		3,329,080

Chemicals - 0.46%
Agrium, Inc.
7.125% due 05/23/2036	750,000	787,780
Cytec Industries, Inc.
6.00% due 10/01/2015	1,250,000	1,238,051
IMC Global, Inc.
7.30% due 01/15/2028	22,000	21,340
Terra Capital, Inc., Series B
7.00% due 02/01/2017	15,000	14,794

		2,061,965

Coal - 0.09%
Massey Energy Company
6.625% due 11/15/2010	15,000	14,869
Peabody Energy Corp.
6.875% due 03/15/2013	74,000	75,110
7.375% due 11/01/2016	290,000	300,150

		390,129

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Commercial Services - 0.02%
Aramark Services, Inc.
8.50% due 02/01/2015	$65,000	$65,163
Rental Service Corp.
9.50% due 12/01/2014	50,000	41,750

		106,913

Computers & Business Equipment - 0.17%
Xerox Corp.
5.50% due 05/15/2012	270,000	272,274
6.40% due 03/15/2016	400,000	413,812
7.20% due 04/01/2016	70,000	74,860

		760,946

Containers & Glass - 0.11%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	112,815
Pactiv Corp.
5.875% due 07/15/2012	360,000	367,530

		480,345

Correctional Facilities - 0.07%
Corrections Corp. of America
6.25% due 03/15/2013	30,000	29,400
6.75% due 01/31/2014	300,000	301,500

		330,900

Crude Petroleum & Natural Gas - 0.43%
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	199,335
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	636,002
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	62,725
6.625% due 01/15/2016	298,000	292,040
6.875% due 01/15/2016	5,000	4,950
7.50% due 09/15/2013	22,000	22,660
OPTI Canada, Inc.
7.875% due 12/15/2014	45,000	43,988
Petrobras International Finance Company
5.875% due 03/01/2018	585,000	563,089
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	35,962
Plains Exploration & Production Company
7.75% due 06/15/2015	35,000	34,913
Southwestern Energy Company
7.50% due 02/01/2018 (g)	35,000	36,225

		1,931,889

Domestic Oil - 0.36%
Delta Petroleum Corp.
7.00% due 04/01/2015	35,000	31,150
Motiva Enterprises LLC
5.20% due 09/15/2012 (g)	952,000	1,008,276
Range Resources Corp.
7.50% due 05/15/2016	20,000	20,500
7.50% due 10/01/2017	10,000	10,250
Valero Energy Corp.
8.75% due 06/15/2030	403,000	482,322
Whiting Petroleum Corp.
7.00% due 02/01/2014	22,000	21,780

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Whiting Petroleum Corp. (continued)
7.25% due 05/01/2013	$22,000	$21,670

		1,595,948

Drugs & Health Care - 0.04%
Allegiance Corp.
7.00% due 10/15/2026	87,000	88,539
Rite Aid Corp.
8.125% due 05/01/2010	117,000	114,075

		202,614

Electrical Utilities - 3.50%
Avista Corp.
9.75% due 06/01/2008	113,000	114,238
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,350,713
CMS Energy Corp.
8.50% due 04/15/2011	26,000	27,616
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	406,283
6.15% due 03/15/2012	273,000	284,933
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	31,500
Edison Mission Energy
7.75% due 06/15/2016	30,000	30,900
Enel Finance International SA
6.80% due 09/15/2037 (g)	1,155,000	1,164,800
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	583,501
Georgia Power Company
5.25% due 12/15/2015	250,000	252,979
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	429,993
Northern States Power Company
6.50% due 03/01/2028	433,000	458,815
NSTAR
8.00% due 02/15/2010	1,730,000	1,871,798
Ohio Edison Company
4.00% due 05/01/2008	250,000	249,982
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	951,408
Pacificorp
6.375% due 05/15/2008	865,000	867,784
Potomac Electric Power Company
5.50% due 11/15/2037	750,000	732,322
PSEG Power LLC
8.625% due 04/15/2031	511,000	626,801
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	360,400
Reliant Energy, Inc.
6.75% due 12/15/2014	41,000	41,717
Southern California Edison Company
6.00% due 01/15/2034	649,000	654,636
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	950,000	854,772
TXU Corp., Series P
5.55% due 11/15/2014	109,000	85,112
Union Electric Company
6.40% due 06/15/2017	2,330,000	2,448,676

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Wisconsin Electric Power Company
6.50% due 06/01/2028	$606,000	$631,470
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	217,465

		15,730,614

Electronics - 0.15%
Avnet, Inc.
6.625% due 09/15/2016	600,000	619,335
L-3 Communications Corp., Series B
6.375% due 10/15/2015	45,000	43,987
Sanmina-SCI Corp.
5.55% due 06/15/2010 (b)(g)	30,000	29,100

		692,422

Energy - 0.48%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (g)	500,000	496,166
Aquila, Inc.
9.95 due 02/01/2011	70,000	73,707
14.875% due 07/01/2012	30,000	36,975
Dynegy Holdings, Inc.
8.375% due 05/01/2016	50,000	49,500
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	934,583
Mirant North America LLC
7.375% due 12/31/2013	65,000	65,650
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	34,562
7.375% due 02/01/2016	20,000	19,600
7.375% due 01/15/2017	25,000	24,313
XTO Energy, Inc.
6.75% due 08/01/2037	380,000	406,426

		2,141,482

Financial Services - 11.27%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)	860,000	708,686
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	303,953
American General Finance Corp.
5.375% due 10/01/2012	346,000	339,661
Arch Western Finance LLC
6.75% due 07/01/2013	69,000	68,828
Associates Corp. of North America
8.55% due 07/15/2009	519,000	548,497
Bear Stearns Companies, Inc.
6.40% due 10/02/2017	85,000	83,929
6.95% due 08/10/2012	570,000	570,281
7.25% due 02/01/2018	675,000	697,539
Beneficial Corp.
8.40% due 05/15/2008	303,000	304,786
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)(g)	480,000	477,821
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	285,622
Capmark Financial Group, Inc.
5.875% due 05/10/2012 (g)	785,000	497,357
6.30% due 05/10/2017 (g)	220,000	131,909

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
CIT Group, Inc.
5.60% due 04/27/2011	$750,000	$604,949
7.625% due 11/30/2012	830,000	689,842
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	1,055,000	1,039,569
Citigroup, Inc.
4.875% due 05/07/2015	989,000	918,580
5.50% due 08/27/2012	1,525,000	1,533,657
6.875% due 03/05/2038	1,200,000	1,197,555
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	187,029
5.80% due 06/07/2012	1,380,000	1,250,262
Countrywide Home Loan
4.00% due 03/22/2011	290,000	258,636
Discover Financial Services
6.45% due 06/12/2017 (g)	885,000	761,612
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	916,013
Erac USA Finance Company
8.00% due 01/15/2011 (g)	1,816,000	1,937,307
Farmers Exchange Capital
7.05% due 07/15/2028 (g)	725,000	665,689
Ford Motor Credit Company
6.625% due 06/16/2008	40,000	39,548
7.00% due 10/01/2013	119,000	92,822
General Electric Capital Corp.
6.125% due 02/22/2011	433,000	460,247
6.75% due 03/15/2032	1,641,000	1,752,769
General Motors Acceptance Corp.
6.875% due 09/15/2011	432,000	330,637
8.00% due 11/01/2031	500,000	358,346
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	805,000	815,310
6.15% due 04/01/2018	1,300,000	1,298,071
6.75% due 10/01/2037	3,715,000	3,456,187
6.875% due 01/15/2011	692,000	738,704
International Lease Finance Corp.
5.625% due 09/15/2010	670,000	675,313
6.375% due 03/25/2013	425,000	424,672
Janus Capital Group, Inc.
6.25% due 06/15/2012	305,000	309,882
JP Morgan Chase & Company
5.375% due 10/01/2012	1,050,000	1,090,250
6.00% due 01/15/2018	1,120,000	1,167,960
JP Morgan Chase Capital XV
5.875% due 03/15/2035	433,000	368,165
Lazard Group
6.85% due 06/15/2017	1,840,000	1,723,022
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027	1,695,000	1,566,741
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	2,135,000	2,105,802
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	450,000	442,737
6.40% due 08/28/2017	2,250,000	2,220,318
Mizuho Financial Group, Cayman
5.79% due 04/15/2014 (g)	779,000	817,326
Morgan Stanley
4.75% due 04/01/2014	649,000	602,455

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Morgan Stanley (continued)
5.55% due 04/27/2017	$285,000	$268,019
6.25% due 08/28/2017	1,320,000	1,312,803
6.75% due 04/15/2011	684,000	716,976
Morgan Stanley Dean Witter
6.60% due 04/01/2012	1,285,000	1,332,260
Morgan Stanley, MTN
6.625% due 04/01/2018	1,050,000	1,050,370
NiSource Finance Corp.
6.40% due 03/15/2018	385,000	385,556
Sun Canada Financial Company
7.25% due 12/15/2015 (g)	1,471,000	1,693,617
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	995,689
The Bear Stearns Companies, Inc.
5.35% due 02/01/2012	195,000	187,534
United States Bancorp Oregon
7.50% due 06/01/2026	1,624,000	1,789,374
Wells Fargo & Company
4.375% due 01/31/2013	1,065,000	1,059,546

		50,628,597

Food & Beverages - 0.93%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	879,000	1,028,430
General Mills, Inc.
5.20% due 03/17/2015	445,000	446,267
Kellogg Company
4.25% due 03/06/2013	425,000	423,680
Kraft Foods, Inc.
5.625% due 11/01/2011	390,000	397,371
6.50% due 11/01/2031	1,064,000	999,437
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	35,000	34,650
Tyson Foods, Inc.
6.85% due 04/01/2016	400,000	400,484
YUM Brands, Inc.
7.65% due 05/15/2008	463,000	465,459

		4,195,778

Forest Products - 0.22%
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	727,586
7.95% due 03/15/2025	260,000	265,270

		992,856

Funeral Services - 0.01%
Service Corp. International
7.375% due 10/01/2014	10,000	10,013
7.625% due 10/01/2018	20,000	20,100

		30,113

Gas & Pipeline Utilities - 0.75%
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	400,000	408,544
El Paso Corp.
7.00% due 06/15/2017	30,000	30,855
El Paso Natural Gas Company
5.95% due 04/15/2017	85,000	83,372

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	$692,000	$735,196
Kinder Morgan Finance Company
5.70% due 01/05/2016	70,000	66,325
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	1,850,000	1,921,306
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	92,438
8.125% due 03/15/2012	34,000	37,145

		3,375,181

Healthcare Products - 0.01%
Universal Hospital Services, Inc.
8.50% due 06/01/2015	25,000	25,000

Healthcare Services - 0.31%
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,610
7.25% due 03/15/2015	13,000	12,675
UnitedHealth Group, Inc.
6.00% due 02/15/2018	1,375,000	1,346,836

		1,372,121

Homebuilders - 0.49%
Centex Corp.
7.875% due 02/01/2011	188,000	177,660
D.R. Horton, Inc.
6.50% due 04/15/2016	375,000	333,750
7.875% due 08/15/2011	825,000	799,219
9.75% due 09/15/2010	91,000	89,862
Pulte Homes, Inc.
8.125% due 03/01/2011	805,000	780,850

		2,181,341

Hotels & Restaurants - 0.05%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	85,000	63,750
Wyndham Worldwide Corp.
6.00% due 12/01/2016	185,000	168,962

		232,712

Household Products - 0.24%
Procter & Gamble, Series A
9.36% due 01/01/2021	840,456	1,083,650

Insurance - 4.11%
AAG Holding Company, Inc.
6.875% due 06/01/2008	1,479,000	1,486,170
ACE Capital Trust II
9.70% due 04/01/2030	752,000	842,523
ACE INA Holdings, Inc.
5.70% due 02/15/2017	160,000	159,298
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	497,575
Equitable Life Assurance Society
7.70% due 12/01/2015 (g)	680,000	790,898
Everest Reinsurance Holdings, Inc.
6.50% due 05/15/2037 (b)	1,475,000	1,243,248
8.75% due 03/15/2010	596,000	655,998
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	519,000	551,710

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Jackson National Life Insurance Company
8.15% due 03/15/2027 (g)	$1,298,000	$1,463,143
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (g)	2,000,000	1,877,312
MetLife, Inc.
5.70% due 06/15/2035	692,000	615,588
Metropolitan Life Global Mountain
4.25% due 07/30/2009 (g)	500,000	505,113
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (g)	865,000	908,520
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	198,726
Ohio National Life Insurance Company
8.50% due 05/15/2026 (g)	995,000	1,197,389
Premium Asset Trust
4.125% due 03/12/2009 (g)	563,000	499,662
Principal Life Global Funding I
6.125% due 10/15/2033 (g)	697,000	692,088
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	865,000	863,686
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	859,478
Unitrin, Inc.
6.00% due 05/15/2017	705,000	704,095
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (g)	390,000	393,869
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	351,369
5.60% due 05/15/2015	377,000	358,748
Willis North America, Inc.
6.20% due 03/28/2017	730,000	728,501

		18,444,707

International Oil - 0.31%
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	350,000	357,042
6.45% due 06/30/2033	238,000	236,707
Canadian Oil Sands
7.90% due 09/01/2021 (g)	465,000	489,253
Newfield Exploration Company
6.625% due 04/15/2016	25,000	24,500
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	246,088
6.875% due 05/01/2018	35,000	33,162

		1,386,752

Leisure Time - 0.14%
AMC Entertainment, Inc.
11.00% due 02/01/2016	40,000	37,450
Harrah's Operating Company, Inc.
5.625% due 06/01/2015	40,000	23,200
MGM Mirage, Inc.
6.00% due 10/01/2009	300,000	297,750
OED Corp./ Diamond Jo
8.75% due 04/15/2012	55,000	48,400
Park Place Entertainment Corp.
8.125% due 05/15/2011	96,000	80,640
Seneca Gaming Corp.
7.25% due 05/01/2012	45,000	42,412

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Station Casinos, Inc.
6.00% due 04/01/2012	$35,000	$28,700
Wynn Las Vegas LLC
6.625% due 12/01/2014	61,000	58,713

		617,265

Liquor - 0.37%
Cia Brasileira de Bebidas
10.50% due 12/15/2011	230,000	274,850
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	34,037
7.25% due 05/15/2017	35,000	33,950
Miller Brewing Company
5.50% due 08/15/2013 (g)	1,145,000	1,216,928
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	115,167

		1,674,932

Manufacturing - 0.33%
General Electric Company
5.25% due 12/06/2017	1,125,000	1,123,447
SPX Corp.
7.625% due 12/15/2014 (g)	30,000	30,900
Tyco International Group SA
6.75% due 02/15/2011	300,000	316,125

		1,470,472

Medical-Hospitals - 0.31%
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	35,131
HCA, Inc.
6.375% due 01/15/2015	15,000	12,694
7.875% due 02/01/2011	130,000	127,725
9.625% due 11/15/2016	80,000	83,000
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	443,257
6.95% due 07/01/2037	635,000	628,636
Tenet Healthcare Corp.
9.875% due 07/01/2014	80,000	77,400

		1,407,843

Metal & Metal Products - 0.05%
Inco, Ltd.
5.70% due 10/15/2015	217,000	212,637
Mining - 0.18%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (g)	615,000	672,161
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	35,000	36,925
8.375% due 04/01/2017	85,000	90,206

		799,292

Newspapers - 0.18%
News America Holdings, Inc.
9.25% due 02/01/2013	701,000	813,468
Office Furnishings & Supplies - 0.01%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	35,000	33,250

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Paper - 0.06%
Alto Parana SA
6.375% due 06/09/2017 (g)	$150,000	$151,890
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)	120,000	112,500

		264,390

Petroleum Services - 0.41%
EnCana Corp.
5.90% due 12/01/2017	450,000	461,278
Halliburton Company
5.50% due 10/15/2010	593,000	624,354
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	10,000	9,450
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	321,767	322,832
Pride International, Inc.
7.375% due 07/15/2014	35,000	36,400
Tesoro Corp.
6.50% due 06/01/2017	425,000	380,375

		1,834,689

Pharmaceuticals - 0.41%
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,237,280
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	75,000	69,750
8.875% due 12/01/2013	75,000	70,500
Medco Health Solutions, Inc.
7.125% due 03/15/2018	415,000	425,225
Omnicare, Inc.
6.75% due 12/15/2013	20,000	17,850
6.875% due 12/15/2015	30,000	26,100

		1,846,705

Publishing - 0.07%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	48,000	34,560
8.00% due 11/15/2013	55,000	40,150
Idearc, Inc.
8.00% due 11/15/2016	40,000	25,900
Scholastic Corp.
5.00% due 04/15/2013	230,000	196,061

		296,671

Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	22,000

Real Estate - 2.59%
AMB Property LP, REIT
5.45% due 12/01/2010	255,000	263,956
7.50% due 06/30/2018	364,000	398,784
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	800,000	792,314
Brandywine Operating Partnership, REIT
5.70% due 05/01/2017	825,000	669,339
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	110,000	105,594
5.00% due 05/03/2010	45,000	44,195

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	$480,000	$482,949
Equity One, Inc.
6.00% due 09/15/2017	700,000	618,234
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	750,000	669,050
5.95% due 09/15/2011	450,000	436,286
7.072 due 06/08/2015	433,000	414,706
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,298,000	1,388,399
Host Hotels & Resorts LP, REIT
6.875% due 11/01/2014	15,000	14,287
Kimco Realty Corp., REIT
5.584% due 11/23/2015	410,000	402,134
Liberty Property LP, REIT
6.625% due 10/01/2017	210,000	199,446
7.25% due 03/15/2011	725,000	762,656
Realty Income Corp., REIT
6.75% due 08/15/2019	1,515,000	1,436,670
Regency Centers LP, REIT
7.95% due 01/15/2011	606,000	631,995
Rouse Company LP, REIT
6.75% due 05/01/2013 (g)	40,000	34,471
United Dominion Realty Trust, Inc., REIT
6.05% due 06/01/2013	750,000	753,413
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	300,000	295,500
6.75% due 06/01/2010	13,000	13,016
7.125% due 06/01/2015	22,000	21,835
Westfield Group
5.40% due 10/01/2012 (g)	800,000	778,330

		11,627,559

Retail - 0.12%
CVS Caremark Corp.
6.125% due 08/15/2016	500,000	521,372

Retail Grocery - 0.16%
Kroger Company
6.75% due 04/15/2012	671,000	718,449

Retail Trade - 0.58%
CVS Caremark Corp.
6.943% due 01/10/2030 (g)	578,327	611,494
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	439,207
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	36,000	28,620
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	1,600,000	1,538,968

		2,618,289

Sanitary Services - 0.01%
Allied Waste North America, Inc.
6.50% due 11/15/2010	25,000	25,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	35,000	34,212

		59,212

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Software - 0.21%
Fiserv, Inc.
6.125% due 11/20/2012	$625,000	$644,071
Intuit, Inc.
5.40% due 03/15/2012	315,000	320,702

		964,773

Steel - 0.02%
International Steel Group, Inc.
6.50% due 04/15/2014	30,000	30,887
United States Steel Corp.
6.05% due 06/01/2017	30,000	27,749
7.00% due 02/01/2018	30,000	29,304

		87,940

Telecommunications Equipment &
Services - 0.28%
Bellsouth Corp.
4.75% due 11/15/2012	973,000	975,830
Citizens Communications Company
9.25% due 05/15/2011	83,000	85,905
GCI, Inc.
7.25% due 02/15/2014	65,000	53,625
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	45,000	45,338
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	18,000	18,135
8.625% due 01/15/2015	63,000	63,472
PanAmSat Corp.
9.00% due 08/15/2014	12,000	12,090

		1,254,395

Telephone - 2.53%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	1,001,856
AT&T, Inc.
5.50% due 02/01/2018	475,000	465,092
6.30% due 01/15/2038	1,000,000	966,925
British Telecommunications PLC
5.15% due 01/15/2013	780,000	768,651
8.625% due 12/15/2010	519,000	570,778
Qwest Corp.
7.50% due 10/01/2014	80,000	78,000
Sprint Capital Corp.
7.625% due 01/30/2011	1,220,000	1,128,500
8.375% due 03/15/2012	750,000	693,750
Telecom Italia Capital SA
5.25% due 11/15/2013	650,000	607,353
6.00% due 09/30/2034	447,000	377,798
6.20% due 07/18/2011	1,270,000	1,259,903
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	601,190
Verizon Communications, Inc.
5.55% due 02/15/2016	1,120,000	1,114,284
6.40% due 02/15/2038	675,000	657,161
8.75% due 11/01/2021	865,000	1,004,259
Windstream Corp.
8.125% due 08/01/2013	10,000	9,825
8.625% due 08/01/2016	60,000	58,950

		11,364,275

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Tobacco - 0.09%
Alliance One International, Inc.
11.00% due 05/15/2012	$48,000	$48,720
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	312,452
7.30% due 07/15/2015	44,000	45,675

		406,847

Transportation - 0.25%
DP World, Ltd.
6.85% due 07/02/2037 (g)	1,300,000	1,081,025
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	30,000	30,113

		1,111,138

Utility Service - 0.01%
Edison Mission Energy
7.00% due 05/15/2017	10,000	9,950
7.20% due 05/15/2019	25,000	24,688

		34,638

TOTAL CORPORATE BONDS (Cost $196,764,331)		$194,703,008

MUNICIPAL BONDS - 1.20%

Arizona - 0.19%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	875,000	882,053

California - 0.30%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	1,125,000	1,340,066

Florida - 0.23%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	1,032,611

Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	121,445

Maryland - 0.06%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	276,801

Michigan - 0.26%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	1,155,000	1,163,870

New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	131,928

New York - 0.10%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	435,000	438,402

TOTAL MUNICIPAL BONDS (Cost $5,221,296)		$5,387,176

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.28%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	800,000	779,844

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.7399% due 05/10/2045 (b)	$2,500,000	$2,525,790
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,641,931
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	2,594,203	2,513,055
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	1,405,000	1,367,694
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.7499% due 09/11/2038 (b)	2,000,000	1,867,467
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2008	167,008	166,584
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2008	1,761,443	1,765,191
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	2,434,608	2,460,197
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.7684% due 06/10/2046 (b)	2,000,000	2,023,873
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	2,500,000	2,458,354
Diversified REIT Trust, Series 2000-1A, Class B
6.971% due 03/08/2010 (g)	2,000,000	2,048,450
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	2,066,753	2,083,813
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(g)	570,725	574,303
Government National Mortgage Association, Series
2006-38, Class XS
4.4325% IO due 09/16/2035 (b)	509,592	58,125
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	2,500,000	2,492,777
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.56% due 11/10/2039 (b)	2,250,000	2,228,372
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	80,000	77,692
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.875% due 04/15/2045 (b)	2,150,000	2,185,028
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,500,000	1,486,965
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,471,891

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	$1,151,311	$1,157,843
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,334,466
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8831% due 06/15/2038 (b)	1,700,000	1,732,128
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6584% due 05/12/2039 (b)	2,000,000	2,013,337
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031 (b)	1,508,527	1,508,372
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	2,095,000	2,031,454
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	703,394	724,722
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,729,469	1,785,015
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	266,521
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	318,565	319,232
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,499,798

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $51,596,418)		$50,650,284

ASSET BACKED SECURITIES - 2.84%
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	845,000	844,970
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009 (g)	1,254,167	1,250,235
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	2,660,000	2,665,169
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	1,230,339	1,230,179
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	900,000	782,716
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	1,786,000	1,798,055
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	1,896,955	1,900,107
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2013	464,513	497,324

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	$217,000	$231,830
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	1,528,952	1,535,805

TOTAL ASSET BACKED SECURITIES
(Cost $12,752,398)		$12,736,390

REPURCHASE AGREEMENTS - 12.98%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2008 at
2.50% to be repurchased at
$58,204,042 on 04/01/2008,
collateralized by $62,115,424
Federal Home Loan Mortgage
Corp., 6.50% due 10/01/2037
(valued at $59,364,000, including
interest)	$58,200,000	$58,200,000
Repurchase Agreement with State Street
Corp. dated 03/31/2008 at 1.60% to be
repurchased at $100,004 on 04/01/2008,
collateralized by $95,000 Federal Home
Loan Mortgage Corp., 5.00% due
01/02/2015 (valued at $102,125, including
interest)	100,000	100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $58,300,000)		$58,300,000

Total Investments (Investment Quality Bond Trust)
(Cost $452,609,495) - 101.13%		$454,091,372
Liabilities in Excess of Other Assets - (1.13)%		(5,061,855)

TOTAL NET ASSETS - 100.00%		$449,029,517

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.94%

Advertising - 1.95%
Interpublic Group of Companies, Inc. *	756,100	$6,358,801
Omnicom Group, Inc.	128,650	5,683,757

		12,042,558

Air Travel - 0.70%
Southwest Airlines Company	347,400	4,307,760

Apparel & Textiles - 0.58%
Coach, Inc. *	118,100	3,560,715

Auto Parts - 3.26%
BorgWarner, Inc.	215,362	9,267,027
Johnson Controls, Inc.	322,819	10,911,282

		20,178,309

Automobiles - 1.52%
PACCAR, Inc.	208,750	9,393,750

Banking - 4.34%
Bank of New York Mellon Corp.	263,476	10,994,853

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
City National Corp.	46,100	$2,280,106
Fifth Third Bancorp	362,905	7,591,973
SunTrust Banks, Inc.	109,200	6,021,288

		26,888,220
Biotechnology - 3.39%
Cephalon, Inc. *	40,797	2,627,327
Genzyme Corp. *	187,498	13,976,101
Millipore Corp. *	64,900	4,374,909

		20,978,337
Broadcasting - 1.01%
News Corp., Class A	333,800	6,258,750
Building Materials & Construction - 1.66%
Masco Corp.	517,322	10,258,495
Business Services - 0.13%
R.H. Donnelley Corp. *	155,210	785,363
Cable & Television - 3.35%
Comcast Corp., Class A	763,700	14,769,958
Viacom, Inc., Class B *	151,200	5,990,544

		20,760,502
Coal - 1.82%
Peabody Energy Corp.	221,200	11,281,200

Computer Services - 0.98%
NetApp, Inc. *	301,300	6,041,065

Computers & Business Equipment - 0.34%
Lexmark International, Inc. *	69,000	2,119,680

Crude Petroleum & Natural Gas - 2.12%
EOG Resources, Inc.	47,100	5,652,000
Marathon Oil Corp.	164,400	7,496,640

		13,148,640
Drugs & Health Care - 3.05%
Wyeth	452,682	18,904,000

Electrical Utilities - 4.19%
American Electric Power Company, Inc.	145,457	6,055,375
Exelon Corp.	209,987	17,065,643
Pepco Holdings, Inc.	113,719	2,811,134

		25,932,152
Energy - 1.19%
Sempra Energy	138,086	7,357,222

Financial Services - 10.41%
Citigroup, Inc.	828,266	17,741,458
Discover Financial Services	406,343	6,651,835
Federal Home Loan Mortgage Corp.	195,355	4,946,388
Morgan Stanley	346,987	15,857,306
Wells Fargo & Company	660,922	19,232,830

		64,429,817
Food & Beverages - 1.27%
Sysco Corp.	270,623	7,853,479

Gas & Pipeline Utilities - 0.48%
NiSource, Inc.	173,602	2,992,899

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 3.66%
Covidien, Ltd.	19,500	$862,875
Johnson & Johnson	195,992	12,714,001
Medtronic, Inc.	187,166	9,053,220

		22,630,096
Healthcare Services - 2.20%
DaVita, Inc. *	57,300	2,736,648
Medco Health Solutions, Inc. *	168,300	7,369,857
UnitedHealth Group, Inc.	101,367	3,482,970

		13,589,475
Holdings Companies/Conglomerates - 3.70%
General Electric Company	617,900	22,868,479

Hotels & Restaurants - 0.58%
Starwood Hotels & Resorts Worldwide, Inc.	69,300	3,586,275

Household Products - 1.20%
Fortune Brands, Inc.	107,000	7,436,500

Industrial Machinery - 0.50%
Pall Corp.	88,800	3,114,216

Insurance - 4.72%
AFLAC, Inc.	171,300	11,125,935
Hartford Financial Services Group, Inc.	101,762	7,710,507
Principal Financial Group, Inc.	186,000	10,363,920

		29,200,362
International Oil - 0.81%
Chevron Corp.	58,900	5,027,704

Internet Software - 1.80%
Symantec Corp. *	672,115	11,170,551

Leisure Time - 2.17%
Carnival Corp. (a)	238,001	9,634,281
Royal Caribbean Cruises, Ltd. (a)	114,900	3,780,210

		13,414,491
Liquor - 0.71%
Constellation Brands, Inc., Class A *	247,100	4,366,257

Manufacturing - 2.55%
Harley-Davidson, Inc.	71,000	2,662,500
Illinois Tool Works, Inc.	272,452	13,140,360

		15,802,860
Petroleum Services - 4.40%
Baker Hughes, Inc.	137,500	9,418,750
ENSCO International, Inc.	43,700	2,736,494
Halliburton Company	383,000	15,063,390

		27,218,634
Pharmaceuticals - 4.02%
Allergan, Inc.	190,574	10,746,468
Merck & Company, Inc.	257,000	9,753,150
Schering-Plough Corp.	303,900	4,379,199

		24,878,817
Railroads & Equipment - 2.55%
Burlington Northern Santa Fe Corp.	171,050	15,774,231
Retail Trade - 0.24%
Chico's FAS, Inc. *	208,700	1,483,857

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors - 6.88%
Analog Devices, Inc.	351,700	$10,382,184
Intel Corp.	975,300	20,656,854
Linear Technology Corp. (a)	160,200	4,916,538
Xilinx, Inc.	279,609	6,640,714

		42,596,290
Software - 3.26%
Intuit, Inc. *	171,100	4,621,411
Microsoft Corp.	548,000	15,552,240

		20,173,651
Telephone - 2.49%
AT&T, Inc.	179,326	6,868,186
Sprint Nextel Corp.	1,280,638	8,567,468

		15,435,654
Trucking & Freight - 2.76%
FedEx Corp.	122,817	11,381,451
Ryder Systems, Inc.	93,600	5,701,176

		17,082,627

TOTAL COMMON STOCKS (Cost $696,485,170)		$612,323,940

SHORT TERM INVESTMENTS - 2.89%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$17,854,602	$17,854,602

TOTAL SHORT TERM INVESTMENTS
(Cost $17,854,602)		$17,854,602

REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$5,908,263 on 04/01/2008,
collateralized by $5,690,000
Federal Home Loan Bank, 5.435%
due 12/20/2022 (valued at
$6,031,400, including interest)	$5,908,000	$5,908,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,908,000)		$5,908,000

Total Investments (Large Cap Trust)
(Cost $720,247,772) - 102.78%		$636,086,542
Liabilities in Excess of Other Assets - (2.78)%		(17,208,992)

TOTAL NET ASSETS - 100.00%		$618,877,550

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.88%

Aerospace - 5.69%
General Dynamics Corp.	99,000	$8,253,630
Lockheed Martin Corp.	30,480	3,026,664
Northrop Grumman Corp.	101,000	7,858,810
Raytheon Company	77,000	4,974,970

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
United Technologies Corp.	118,000	$8,120,760

		32,234,834
Agriculture - 1.09%
The Mosaic Company *	60,000	6,156,000

Air Travel - 0.80%
Southwest Airlines Company	366,000	4,538,400

Banking - 1.71%
Bank of America Corp.	98,000	3,715,180
Hudson City Bancorp, Inc.	339,000	5,993,520

		9,708,700
Biotechnology - 1.27%
Biogen Idec, Inc. *	117,000	7,217,730

Business Services - 0.71%
Computer Sciences Corp. *	99,000	4,038,210

Cellular Communications - 0.36%
Telephone & Data Systems, Inc.	52,000	2,042,040

Chemicals - 2.29%
Dow Chemical Company	199,000	7,333,150
E.I. Du Pont de Nemours & Company	121,000	5,657,960

		12,991,110
Computers & Business Equipment - 4.73%
Hewlett-Packard Company	120,000	5,479,200
International Business Machines Corp.	74,000	8,520,360
Juniper Networks, Inc. *	245,000	6,125,000
Western Digital Corp. *	119,000	3,217,760
Xerox Corp.	229,000	3,428,130

		26,770,450
Cosmetics & Toiletries - 2.03%
Colgate-Palmolive Company	80,000	6,232,800
Procter & Gamble Company	75,000	5,255,250

		11,488,050
Crude Petroleum & Natural Gas - 5.16%
Marathon Oil Corp.	172,000	7,843,200
Noble Energy, Inc.	85,000	6,188,000
Occidental Petroleum Corp.	155,000	11,341,350
Sunoco, Inc.	73,000	3,830,310

		29,202,860
Domestic Oil - 0.67%
Frontier Oil Corp.	139,000	3,789,140

Electrical Equipment - 0.16%
Emerson Electric Company	18,000	926,280

Electronics - 1.67%
Agilent Technologies, Inc. *	75,000	2,237,250
Arrow Electronics, Inc. *	98,000	3,297,700
L-3 Communications Holdings, Inc.	36,000	3,936,240

		9,471,190
Energy - 0.96%
NRG Energy, Inc. *	140,000	5,458,600

Financial Services - 5.59%
Ameriprise Financial, Inc.	132,000	6,844,200

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Capital One Financial Corp.	19,000	$935,180
JP Morgan Chase & Company	425,000	18,253,750
Nasdaq Stock Market, Inc. *	145,000	5,605,700

		31,638,830
Food & Beverages - 0.54%
H.J. Heinz Company	65,000	3,053,050

Healthcare Products - 0.91%
Johnson & Johnson	79,000	5,124,730

Healthcare Services - 2.88%
Humana, Inc. *	59,000	2,646,740
McKesson Corp.	89,000	4,660,930
Medco Health Solutions, Inc. *	108,000	4,729,320
WellPoint, Inc. *	97,000	4,280,610

		16,317,600
Holdings Companies/Conglomerates - 4.54%
General Electric Company	505,000	18,690,050
Loews Corp.	174,000	6,998,280

		25,688,330
Hotels & Restaurants - 1.83%
McDonald's Corp.	186,000	10,373,220

Industrial Machinery - 3.12%
AGCO Corp. *	93,000	5,568,840
Deere & Company	109,000	8,767,960
Parker-Hannifin Corp.	48,000	3,324,960

		17,661,760
Insurance - 10.00%
ACE, Ltd.	132,000	7,267,920
Aetna, Inc.	111,000	4,671,990
Allstate Corp.	176,000	8,458,560
Chubb Corp.	155,000	7,669,400
Hanover Insurance Group, Inc.	20,000	822,800
Hartford Financial Services Group, Inc.	104,000	7,880,080
HCC Insurance Holdings, Inc.	47,000	1,066,430
MetLife, Inc.	142,000	8,556,920
The Travelers Companies, Inc.	175,000	8,373,750
XL Capital, Ltd., Class A	62,000	1,832,100

		56,599,950
International Oil - 13.89%
Chevron Corp.	262,000	22,364,320
ConocoPhillips	222,000	16,918,620
Exxon Mobil Corp.	465,000	39,329,700

		78,612,640
Internet Software - 1.56%
McAfee, Inc. *	62,000	2,051,580
Symantec Corp. *	407,000	6,764,340

		8,815,920
Leisure Time - 1.60%
Walt Disney Company	288,000	9,037,440

Manufacturing - 2.09%
Honeywell International, Inc.	107,000	6,036,940

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
SPX Corp.	55,000	$5,769,500

		11,806,440
Paper - 1.02%
International Paper Company (a)	213,000	5,793,600

Petroleum Services - 1.91%
ENSCO International, Inc.	97,000	6,074,140
Valero Energy Corp.	96,000	4,714,560

		10,788,700
Pharmaceuticals - 6.67%
AmerisourceBergen Corp.	116,000	4,753,680
Eli Lilly & Company	161,000	8,305,990
Merck & Company, Inc.	151,000	5,730,450
Pfizer, Inc.	906,000	18,962,580

		37,752,700
Railroads & Equipment - 1.28%
CSX Corp.	129,000	7,233,030

Retail Grocery - 1.00%
The Kroger Company	223,000	5,664,200

Retail Trade - 1.14%
Dollar Tree, Inc. *	58,000	1,600,220
RadioShack Corp. (a)	297,000	4,826,250

		6,426,470
Sanitary Services - 1.30%
Republic Services, Inc.	41,000	1,198,840
Waste Management, Inc.	183,000	6,141,480

		7,340,320
Semiconductors - 2.15%
Intersil Corp., Class A	186,000	4,774,620
KLA-Tencor Corp.	100,000	3,710,000
Novellus Systems, Inc. *	135,000	2,841,750
QLogic Corp. *	56,000	859,600

		12,185,970
Software - 1.39%
BMC Software, Inc. *	57,665	1,875,266
Compuware Corp. *	279,000	2,047,860
Novell, Inc. *	263,000	1,654,270
Oracle Corp. *	115,739	2,263,855

		7,841,251
Telecommunications Equipment &
Services - 0.87%
ADC Telecommunications, Inc. *	410,000	4,952,800

Telephone - 2.81%
AT&T, Inc.	248,000	9,498,400
CenturyTel, Inc.	90,000	2,991,600
Qwest Communications International, Inc.	760,000	3,442,800

		15,932,800
Toys, Amusements & Sporting Goods - 0.49%
Hasbro, Inc.	99,000	2,762,100

TOTAL COMMON STOCKS (Cost $560,884,300)		$565,437,445

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.56%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$8,835,102	$8,835,102

TOTAL SHORT TERM INVESTMENTS
(Cost $8,835,102)		$8,835,102

REPURCHASE AGREEMENTS - 0.10%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$561,025 on 04/01/2008,
collateralized by $525,000 Federal
National Mortgage Association,
6.00% due 04/18/2036 (valued at
$575,663, including interest)	$561,000 $	561,000

TOTAL REPURCHASE AGREEMENTS
(Cost $561,000)		$561,000

Total Investments (Large Cap Value Trust)
(Cost $570,280,402) - 101.54%		$574,833,547
Liabilities in Excess of Other Assets - (1.54)%		(8,724,896)

TOTAL NET ASSETS - 100.00%		$566,108,651

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Core (Deutsche) (h)	716,727	$12,786,408
All Cap Value (Lord Abbett) (h)	1,364,349	10,246,260
Blue Chip Growth (T. Rowe Price) (h)	2,099,453	39,889,604
Capital Appreciation (Jennison) (h)	3,444,655	30,898,560
Core Equity (Legg Mason) (h)	1,416,063	15,208,521
Emerging Growth (MFC Global U.S.) (c)(h)	966,433	7,470,531
Emerging Markets Value (DFA) (h)	765,101	10,229,395
Equity-Income (T. Rowe Price) (h)	681,422	10,289,471
Fundamental Value (Davis) (h)	1,230,526	18,568,635
International Core (GMO) (h)	3,180,338	41,567,022
International Equity Index B (SSgA) (h)	543,373	10,443,636
International Opportunities (Marsico) (h)	1,318,063	20,706,768
International Small Cap (Templeton) (h)	763,842	13,130,439
International Small Company (DFA) (h)	1,136,170	13,065,958
International Value (Templeton) (h)	2,367,603	36,176,976
Large Cap (UBS) (h)	789,763	10,259,018
Large Cap Value (BlackRock) (h)	254,657	5,082,963
Mid Cap Index (MFC Global U.S.A.) (c)(h)	648,072	10,271,942
Mid Cap Intersection (Wellington) (h)	1,749,188	18,034,133
Mid Cap Stock (Wellington) (h)	751,123	10,095,088
Mid Cap Value (Lord Abbett) (h)	917,651	10,204,281
Mid Cap Value Equity (RiverSource) (h)	410,426	5,093,389
Natural Resources (Wellington) (h)	562,976	15,555,013
Overseas Equity (Capital Guardian) (h)	810,814	10,362,209
Quantitative Value (MFC Global U.S.A.) (c)(h)	1,348,509	15,413,461
Small Cap (Independence) (h)	1,025,101	10,302,262
Small Cap Index (MFC Global U.S.A.) (c)(h)	403,351	5,158,863
Small Cap Intrinsic Value (MFC Global U.S.) (c)(h)	1,002,306	10,093,226
Small Company (American Century) (h)	756,747	7,650,708

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued (showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Small Company Value (T. Rowe Price) (h)	771,755	$13,690,926
U.S. Large Cap (Capital Guardian) (h)	715,270	10,199,751
U.S. Multi Sector (GMO) (h)	2,997,324	35,818,021
Value & Restructuring (UST) (h)	689,012	10,218,055
Vista (American Century) (h)	690,956	10,274,519

TOTAL INVESTMENT COMPANIES (Cost $570,660,086)		$514,456,012

Total Investments (Lifestyle Aggressive Trust)
(Cost $570,660,086) - 100.00%		$514,456,012
Liabilities in Excess of Other Assets - 0.00%		(10,688)

TOTAL NET ASSETS - 100.00%		$514,445,324

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index (MFC Global U.S.A.) (c)(h)	18,133,737	$204,548,549
Active Bond (MFC Global U.S./Declaration) (c)(h)	21,572,241	202,131,899
All Cap Core (Deutsche) (h)	11,390,148	203,200,249
Blue Chip Growth (T. Rowe Price) (h)	49,802,694	946,251,182
Capital Appreciation (Jennison) (h)	13,905,753	124,734,609
Core Bond (Wells Capital) (h)	15,987,248	203,997,282
Core Equity (Legg Mason) (h)	18,906,620	203,057,102
Emerging Markets Value (DFA) (h)	14,760,813	197,352,067
Equity-Income (T. Rowe Price) (h)	20,460,348	308,951,248
Floating Rate Income (WAMCO) (h)	8,377,213	102,872,177
Fundamental Value (Davis) (h)	13,561,576	204,644,181
Global Bond (PIMCO) (h)	18,212,438	300,687,357
Global Real Estate (Deutsche) (h)	27,923,597	306,321,863
High Income (MFC Global U.S.) (c)(h)	17,494,290	191,037,644
High Yield (WAMCO) (h)	100,241,678	911,196,857
International Core (GMO) (h)	31,014,439	405,358,717
International Opportunities (Marsico) (h)	12,563,236	197,368,435
International Small Cap (Templeton) (h)	8,747,892	150,376,257
International Value (Templeton) (h)	23,051,402	352,225,423
Large Cap (UBS) (h)	15,793,025	205,151,389
Large Cap Value (BlackRock) (h)	15,337,214	306,130,799
Mid Cap Index (MFC Global U.S.A.) (c)(h)	6,089,982	96,526,207
Mid Cap Stock (Wellington) (h)	7,128,826	95,811,424
Natural Resources (Wellington) (h)	7,143,212	197,366,935
Quantitative Value (MFC Global U.S.A.) (c)(h)	17,751,871	202,903,889
Real Estate Equity (T. Rowe Price) (h)	10,861,894	116,005,030
Real Return Bond (PIMCO) (h)	27,964,783	391,786,606
Small Company Growth (AIM) (h)	6,956,989	96,215,163
Small Company Value (T. Rowe Price) (h)	5,691,205	100,961,969
Spectrum Income (T. Rowe Price) (h)	39,566,587	528,213,934
Strategic Bond (WAMCO) (h)	18,984,207	201,422,434
Strategic Income (MFC Global U.S.) (c)(h)	14,493,107	201,599,116
Total Return (PIMCO) (h)	35,526,465	508,028,443
U.S. High Yield Bond (Wells Capital) (h)	16,798,292	203,931,259
U.S. Large Cap (Capital Guardian) (h)	14,324,324	204,264,858
U.S. Multi Sector (GMO) (h)	43,413,800	518,794,915

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Value & Restructuring (UST) (h)	13,710,447	$203,325,923

TOTAL INVESTMENT COMPANIES (Cost $10,599,180,403)		$10,094,753,391

Total Investments (Lifestyle Balanced Trust)
(Cost $10,599,180,403) - 100.00%		$10,094,753,391
Liabilities in Excess of Other Assets - 0.00%		(72,564)

TOTAL NET ASSETS - 100.00%		$10,094,680,827

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration) (c)(h)	13,415,726	$125,705,354
Blue Chip Growth (T. Rowe Price) (h)	1,514,183	28,769,472
Core Bond (Wells Capital) (h)	1,949,710	24,878,303
Equity-Income (T. Rowe Price) (h)	1,846,681	27,884,883
Floating Rate Income (WAMCO) (h)	2,941,969	36,127,384
Fundamental Value (Davis) (h)	1,851,034	27,932,105
Global Bond (PIMCO) (h)	6,086,563	100,489,161
Global Real Estate (Deutsche) (h)	3,548,233	38,924,118
High Income (MFC Global U.S.) (c)(h)	1,991,227	21,744,196
High Yield (WAMCO) (h)	4,818,787	43,802,777
International Core (GMO) (h)	1,958,036	25,591,526
International Value (Templeton) (h)	2,521,975	38,535,777
Investment Quality Bond (Wellington) (h)	5,467,958	62,662,803
Real Estate Equity (T. Rowe Price) (h)	1,194,049	12,752,442
Real Return Bond (PIMCO) (h)	2,676,499	37,497,745
Spectrum Income (T. Rowe Price) (h)	8,473,666	113,123,442
Strategic Bond (WAMCO) (h)	4,714,410	50,019,888
Strategic Income (MFC Global U.S.) (c)(h)	3,597,197	50,037,015
Total Return (PIMCO) (h)	14,083,139	201,388,889
U.S. Government Securities (WAMCO) (h)	8,845,401	113,044,224
U.S. High Yield Bond (Wells Capital) (h)	1,791,120	21,744,197
U.S. Multi Sector (GMO) (h)	2,333,842	27,889,415
Value & Restructuring (UST) (h)	1,883,829	27,937,189

TOTAL INVESTMENT COMPANIES (Cost $1,278,969,776)		$1,258,482,305

Total Investments (Lifestyle Conservative Trust)
(Cost $1,278,969,776) - 100.00%		$1,258,482,305
Liabilities in Excess of Other Assets - 0.00%		(3,454)

TOTAL NET ASSETS - 100.00%		$1,258,478,851

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index (MFC Global U.S.A.) (c)(h)	24,132,065	$272,209,689
All Cap Core (Deutsche) (h)	33,498,430	597,611,986
All Cap Growth (AIM) (h)	7,489,945	127,778,462

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Blue Chip Growth (T. Rowe Price) (h)	42,657,121	$810,485,295
Capital Appreciation (Jennison) (h)	75,776,575	679,715,881
Core Equity (Legg Mason) (h)	24,158,354	259,460,721
Emerging Markets Value (DFA) (h)	19,335,489	258,515,487
Equity-Income (T. Rowe Price) (h)	26,513,197	400,349,267
Floating Rate Income (WAMCO) (h)	10,971,235	134,726,763
Fundamental Value (Davis) (h)	35,678,988	538,395,925
Global Bond (PIMCO) (h)	15,852,204	261,719,883
Global Real Estate (Deutsche) (h)	11,673,002	128,052,837
High Income (MFC Global U.S.) (c)(h)	11,559,083	126,225,184
High Yield (WAMCO) (h)	59,011,162	536,411,461
International Core (GMO) (h)	61,136,466	799,053,612
International Opportunities (Marsico) (h)	33,435,736	525,275,411
International Small Cap (Templeton) (h)	11,444,515	196,731,215
International Small Company (DFA) (h)	17,457,285	200,758,773
International Value (Templeton) (h)	34,242,396	523,223,814
Large Cap (UBS) (h)	10,053,599	130,596,245
Large Cap Value (BlackRock) (h)	6,446,323	128,668,610
Mid Cap Index (MFC Global U.S.A.) (c)(h)	6,490,339	102,871,876
Mid Cap Intersection (Wellington) (h)	22,591,244	232,915,727
Mid Cap Stock (Wellington) (h)	16,724,842	224,781,881
Mid Cap Value (Lord Abbett) (h)	9,440,107	104,973,985
Mid Cap Value Equity (RiverSource) (h)	8,754,103	108,638,418
Natural Resources (Wellington) (h)	9,447,656	261,038,723
Overseas Equity (Capital Guardian) (h)	20,304,393	259,490,138
Quantitative Value (MFC Global U.S.A.) (c)(h)	46,133,337	527,304,041
Real Estate Equity (T. Rowe Price) (h)	8,189,246	87,461,148
Real Return Bond (PIMCO) (h)	28,344,064	397,100,342
Small Cap (Independence) (h)	10,453,375	105,056,414
Small Cap Intrinsic Value (MFC Global U.S.) (c)(h)	10,675,508	107,502,361
Small Cap Opportunities (Munder) (h)	8,951,599	165,067,483
Small Company Growth (AIM) (h)	7,624,182	105,442,441
Small Company Value (T. Rowe Price) (h)	6,717,599	119,170,208
Spectrum Income (T. Rowe Price) (h)	21,438,033	286,197,739
Strategic Bond (WAMCO) (h)	12,314,471	130,656,543
Strategic Income (MFC Global U.S.) (c)(h)	9,425,505	131,108,781
Total Return (PIMCO) (h)	37,111,482	530,694,198
U.S. High Yield Bond (Wells Capital) (h)	11,165,037	135,543,553
U.S. Large Cap (Capital Guardian) (h)	18,233,761	260,013,434
U.S. Multi Sector (GMO) (h)	77,611,502	927,457,449
Value & Restructuring (UST) (h)	9,145,934	135,634,208
Vista (American Century) (h)	7,106,630	105,675,587

TOTAL INVESTMENT COMPANIES (Cost $14,173,096,577)		$13,187,763,199

Total Investments (Lifestyle Growth Trust)
(Cost $14,173,096,577) - 100.00%		$13,187,763,199
Liabilities in Excess of Other Assets - 0.00%		(94,288)

TOTAL NET ASSETS - 100.00%		$13,187,668,911

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration) (c)(h)	21,107,806	$197,780,144
Blue Chip Growth (T. Rowe Price) (h)	6,919,593	131,472,259
Core Bond (Wells Capital) (h)	3,821,001	48,755,977
Core Equity (Legg Mason) (h)	9,631,756	103,445,061
Equity-Income (T. Rowe Price) (h)	3,358,365	50,711,312
Floating Rate Income (WAMCO) (h)	5,926,052	72,771,916
Fundamental Value (Davis) (h)	6,883,421	103,870,828
Global Bond (PIMCO) (h)	8,941,632	147,626,349
Global Real Estate (Deutsche) (h)	4,553,257	49,949,224
High Income (MFC Global U.S.) (c)(h)	6,113,689	66,761,488
High Yield (WAMCO) (h)	13,016,155	118,316,846
International Core (GMO) (h)	9,460,975	123,654,941
International Equity Index B (SSgA) (h)	1,225,795	23,559,778
International Opportunities (Marsico) (h)	1,490,904	23,422,097
International Value (Templeton) (h)	4,804,504	73,412,825
Investment Quality Bond (Wellington) (h)	4,255,586	48,769,014
Mid Cap Index (MFC Global U.S.A.) (c)(h)	1,505,152	23,856,663
Overseas Equity (Capital Guardian) (h)	1,837,994	23,489,561
Real Estate Equity (T. Rowe Price) (h)	2,311,296	24,684,645
Real Return Bond (PIMCO) (h)	4,857,027	68,046,942
Small Company (American Century) (h)	2,329,748	23,553,748
Small Company Growth (AIM) (h)	1,743,938	24,118,662
Small Company Value (T. Rowe Price) (h)	1,362,258	24,166,454
Spectrum Income (T. Rowe Price) (h)	15,850,242	211,600,735
Strategic Bond (WAMCO) (h)	6,993,388	74,199,845
Strategic Income (MFC Global U.S.) (c)(h)	5,343,150	74,323,211
Total Return (PIMCO) (h)	19,041,155	272,288,519
U.S. High Yield Bond (Wells Capital) (h)	5,780,764	70,178,470
U.S. Multi Sector (GMO) (h)	8,681,415	103,742,912
Value & Restructuring (UST) (h)	3,410,478	50,577,387

TOTAL INVESTMENT COMPANIES (Cost $2,524,089,450)		$2,453,107,813

Total Investments (Lifestyle Moderate Trust)
(Cost $2,524,089,450) - 100.00%		$2,453,107,813
Liabilities in Excess of Other Assets - 0.00%		(14,782)

TOTAL NET ASSETS - 100.00%		$2,453,093,031

Managed Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 58.03%

Aerospace - 0.52%
Boeing Company	900	$66,933
General Dynamics Corp.	6,400	533,568
Goodrich Corp.	14,500	833,895
Northrop Grumman Corp.	1,900	147,839
Raytheon Company	1,100	71,071
Rockwell Collins, Inc.	4,900	280,035
United Technologies Corp.	66,600	4,583,412

		6,516,753
Agriculture - 0.71%
Archer-Daniels-Midland Company	7,400	304,584

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Agriculture (continued)
Monsanto Company	76,900	$8,574,350

		8,878,934
Aluminum - 0.10%
Alcoa, Inc.	33,500	1,208,010

Apparel & Textiles - 0.38%
Coach, Inc. *	59,600	1,796,940
Liz Claiborne, Inc.	13,500	245,025
Mohawk Industries, Inc. * (a)	2,000	143,220
NIKE, Inc., Class B	20,300	1,380,400
Polo Ralph Lauren Corp., Class A	4,100	238,989
VF Corp.	12,900	999,879

		4,804,453
Auto Parts - 0.28%
Autoliv, Inc.	4,000	200,800
AutoZone, Inc. *	8,700	990,321
BorgWarner, Inc.	5,400	232,362
Johnson Controls, Inc.	64,100	2,166,580

		3,590,063
Auto Services - 0.03%
AutoNation, Inc. *	29,800	446,106

Automobiles - 0.28%
Ford Motor Company * (a)	187,200	1,070,784
General Motors Corp. (a)	23,300	443,865
PACCAR, Inc.	46,075	2,073,375

		3,588,024
Banking - 0.73%
Bank of America Corp.	167,884	6,364,482
BB&T Corp.	21,200	679,672
Comerica, Inc.	11,000	385,880
National City Corp.	62,700	623,865
U.S. Bancorp	32,100	1,038,756
UnionBanCal Corp.	1,600	78,528

		9,171,183
Biotechnology - 0.32%
Amgen, Inc. *	43,800	1,829,964
Biogen Idec, Inc. *	31,000	1,912,390
Invitrogen Corp. *	2,700	230,769

		3,973,123
Broadcasting - 0.08%
Discovery Holding Company *	28,700	609,014
Liberty Global, Inc., Class A *	10,800	368,064

		977,078
Building Materials & Construction - 0.02%
Masco Corp.	12,100	239,943

Business Services - 0.64%
Affiliated Computer Services, Inc., Class A *	24,500	1,227,695
Cadence Design Systems, Inc. *	4,700	50,196
DST Systems, Inc. *	1,100	72,314
Fiserv, Inc. *	49,000	2,356,410
Fluor Corp.	14,400	2,032,704
Jacobs Engineering Group, Inc. *	19,700	1,449,723
Manpower, Inc.	3,400	191,284

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Moody's Corp. (a)	2,200	$76,626
NCR Corp. *	12,300	280,809
R.R. Donnelley & Sons Company	3,100	93,961
Total Systems Services, Inc.	11,700	276,822

		8,108,544
Chemicals - 0.31%
Air Products & Chemicals, Inc.	10,300	947,600
Celanese Corp., Series A	17,300	675,565
Dow Chemical Company	5,900	217,415
FMC Corp.	1,400	77,686
Lubrizol Corp.	4,400	244,244
Praxair, Inc.	20,600	1,735,138

		3,897,648
Computers & Business Equipment - 3.86%
Apple, Inc. *	92,000	13,202,000
Cisco Systems, Inc. *	551,900	13,295,271
Cognizant Technology Solutions Corp.,
Class A *	2,500	72,075
Dell, Inc. *	360,700	7,185,144
EMC Corp. *	312,700	4,484,118
Hewlett-Packard Company	18,600	849,276
International Business Machines Corp.	71,100	8,186,454
Juniper Networks, Inc. *	21,700	542,500
Lexmark International, Inc. *	4,300	132,096
Western Digital Corp. *	20,100	543,504

		48,492,438
Construction & Mining Equipment - 0.01%
Rowan Companies, Inc.	2,000	82,360

Construction Materials - 0.06%
Martin Marietta Materials, Inc. (a)	3,700	392,829
Trane, Inc.	7,300	335,070
Vulcan Materials Company	1,000	66,400

		794,299
Containers & Glass - 0.12%
Ball Corp.	2,300	105,662
Owens-Illinois, Inc. *	24,200	1,365,606

		1,471,268
Cosmetics & Toiletries - 1.31%
Avon Products, Inc.	18,800	743,352
Colgate-Palmolive Company	31,200	2,430,792
Estee Lauder Companies, Inc., Class A	12,300	563,955
Kimberly-Clark Corp.	41,100	2,653,005
Procter & Gamble Company	144,400	10,118,108

		16,509,212
Crude Petroleum & Natural Gas - 1.16%
Apache Corp.	32,600	3,938,732
Devon Energy Corp.	16,000	1,669,280
Forest Oil Corp. *	1,600	78,336
Hess Corp.	14,900	1,313,882
Marathon Oil Corp.	1,400	63,840
Occidental Petroleum Corp.	96,700	7,075,539
Sunoco, Inc.	9,800	514,206

		14,653,815

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil - 0.02%
Denbury Resources, Inc. *	10,900	$311,195

Drugs & Health Care - 0.22%
Wyeth	65,700	2,743,632

Educational Services - 0.39%
Apollo Group, Inc., Class A *	89,100	3,849,120
ITT Educational Services, Inc. * (a)	23,100	1,060,983

		4,910,103
Electrical Equipment - 0.04%
Emerson Electric Company	7,300	375,658
FLIR Systems, Inc. *	4,800	144,432

		520,090
Electrical Utilities - 0.26%
Constellation Energy Group, Inc.	4,200	370,734
Edison International	8,800	431,376
Mirant Corp. *	8,000	291,120
PPL Corp.	6,300	289,296
Public Service Enterprise Group, Inc.	27,300	1,097,187
Reliant Energy, Inc. *	33,200	785,180

		3,264,893
Electronics - 0.25%
Arrow Electronics, Inc. *	5,400	181,710
Avnet, Inc. *	14,200	464,766
L-3 Communications Holdings, Inc.	21,900	2,394,546
Trimble Navigation, Ltd. *	2,700	77,193

		3,118,215
Energy - 0.18%
Duke Energy Corp.	49,100	876,435
McDermott International, Inc. *	14,100	772,962
NRG Energy, Inc. *	15,200	592,648

		2,242,045
Financial Services - 0.88%
Blackrock, Inc.	800	163,344
Charles Schwab Corp.	8,900	167,587
Citigroup, Inc.	406,300	8,702,946
Eaton Vance Corp.	7,600	231,876
Franklin Resources, Inc.	3,800	368,562
Goldman Sachs Group, Inc.	800	132,312
Janus Capital Group, Inc.	3,100	72,137
Leucadia National Corp.	20,600	931,532
SEI Investments Company	7,900	195,051
State Street Corp.	1,000	79,000
T. Rowe Price Group, Inc.	1,300	65,000

		11,109,347
Food & Beverages - 3.83%
Coca-Cola Enterprises, Inc.	14,000	338,800
Kellogg Company	5,600	294,336
Kraft Foods, Inc., Class A	50,336	1,560,919
Pepsi Bottling Group, Inc.	2,100	71,211
PepsiAmericas, Inc.	2,400	61,272
PepsiCo, Inc.	241,300	17,421,860
The Coca-Cola Company	449,200	27,342,804
Tyson Foods, Inc., Class A	30,400	484,880

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
William Wrigley, Jr. Company	9,800	$615,832

		48,191,914
Forest Products - 0.04%
Weyerhaeuser Company	7,100	461,784

Gas & Pipeline Utilities - 0.41%
Equitable Resources, Inc.	1,500	88,350
Transocean, Inc. *	37,114	5,017,813

		5,106,163
Gold - 0.12%
Barrick Gold Corp.	35,600	1,546,820

Healthcare Products - 3.90%
Baxter International, Inc.	1,300	75,166
DENTSPLY International, Inc.	3,700	142,820
Intuitive Surgical, Inc. *	5,700	1,848,795
Johnson & Johnson	424,800	27,556,776
Kinetic Concepts, Inc. *	1,500	69,345
Medtronic, Inc.	82,600	3,995,362
Patterson Companies, Inc. *	32,400	1,176,120
St. Jude Medical, Inc. *	11,000	475,090
Stryker Corp.	70,000	4,553,500
Zimmer Holdings, Inc. *	117,800	9,171,908

		49,064,882
Healthcare Services - 3.23%
Cardinal Health, Inc.	31,700	1,664,567
Covance, Inc. *	2,700	224,019
Coventry Health Care, Inc. *	56,700	2,287,845
Express Scripts, Inc. *	117,200	7,538,304
Humana, Inc. *	1,100	49,346
McKesson Corp.	52,000	2,723,240
Medco Health Solutions, Inc. *	73,300	3,209,807
Quest Diagnostics, Inc.	12,800	579,456
UnitedHealth Group, Inc.	491,800	16,898,248
WellPoint, Inc. *	124,000	5,472,120

		40,646,952
Holdings Companies/Conglomerates - 0.10%
Textron, Inc.	21,800	1,208,156

Homebuilders - 0.02%
Toll Brothers, Inc. *	10,500	246,540

Hotels & Restaurants - 0.20%
McDonald's Corp.	38,400	2,141,568
Starbucks Corp. *	3,800	66,500
Wynn Resorts, Ltd. *	2,000	201,280
Yum! Brands, Inc.	3,200	119,072

		2,528,420
Household Products - 0.14%
Clorox Company	1,200	67,968
Energizer Holdings, Inc. *	19,400	1,755,312

		1,823,280
Industrial Machinery - 0.99%
Cameron International Corp. *	24,000	999,360
Caterpillar, Inc.	34,600	2,708,834
Deere & Company	55,300	4,448,332

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Flowserve Corp.	3,300	$344,454
FMC Technologies, Inc. *	11,600	659,924
Ingersoll-Rand Company, Ltd., Class A	19,200	855,936
ITT Corp.	10,900	564,729
Pall Corp.	9,700	340,179
Parker-Hannifin Corp.	20,600	1,426,962
W.W. Grainger, Inc.	900	68,751

		12,417,461
Industrials - 0.03%
Fastenal Company (a)	5,700	261,801
Harsco Corp.	1,200	66,456

		328,257
Insurance - 1.86%
ACE, Ltd.	17,500	963,550
Aetna, Inc.	21,500	904,935
AFLAC, Inc.	36,100	2,344,695
Allstate Corp.	95,200	4,575,312
American International Group, Inc.	114,300	4,943,475
Aon Corp.	20,900	840,180
Brown & Brown, Inc.	16,900	293,722
Chubb Corp.	25,700	1,271,636
CIGNA Corp.	15,200	616,664
CNA Financial Corp.	6,000	154,740
First American Corp.	6,100	207,034
Hartford Financial Services Group, Inc.	9,400	712,238
Markel Corp. *	100	43,997
Old Republic International Corp.	5,250	67,777
Progressive Corp.	43,800	703,866
Prudential Financial, Inc.	5,800	453,850
SAFECO Corp.	3,700	162,356
The Travelers Companies, Inc.	58,900	2,818,365
Torchmark Corp.	10,100	607,111
UnumProvident Corp.	30,700	675,707
W.R. Berkley Corp.	2,700	74,763

		23,435,973
International Oil - 7.15%
Anadarko Petroleum Corp.	31,100	1,960,233
Chevron Corp.	369,300	31,523,448
ConocoPhillips	129,552	9,873,158
Exxon Mobil Corp.	514,900	43,550,242
Murphy Oil Corp.	13,400	1,100,676
Noble Corp.	12,600	625,842
Weatherford International, Ltd. *	18,000	1,304,460

		89,938,059
Internet Content - 0.61%
Google, Inc., Class A *	17,500	7,708,225

Internet Retail - 0.94%
Amazon.com, Inc. *	59,800	4,263,740
eBay, Inc. *	231,200	6,899,008
Expedia, Inc. *	28,900	632,621

		11,795,369
Internet Software - 0.06%
McAfee, Inc. *	6,600	218,394

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software (continued)
VeriSign, Inc. *	16,000	$531,840

		750,234
Leisure Time - 0.07%
MGM MIRAGE * (a)	15,179	892,070

Life Sciences - 0.01%
Waters Corp. *	2,700	150,390

Liquor - 0.17%
Anheuser-Busch Companies, Inc.	45,100	2,139,995

Manufacturing - 1.54%
3M Company	127,900	10,123,285
Danaher Corp.	47,000	3,573,410
Eaton Corp.	3,900	310,713
Harley-Davidson, Inc.	28,100	1,053,750
Honeywell International, Inc.	56,100	3,165,162
Illinois Tool Works, Inc.	5,600	270,088
SPX Corp.	2,600	272,740
Tyco International, Ltd.	13,600	599,080

		19,368,228
Metal & Metal Products - 0.15%
Crown Holdings, Inc. *	3,100	77,996
Precision Castparts Corp.	15,400	1,572,032
Reliance Steel & Aluminum Company	3,000	179,580

		1,829,608
Mining - 0.15%
Agnico Eagle Mines, Ltd.	11,100	751,581
Freeport-McMoRan Copper & Gold, Inc.,
Class B	11,300	1,087,286

		1,838,867
Multimedia - 0.02%
Liberty Media Corp. - Entertainment, Series A *	10,000	226,400

Office Furnishings & Supplies - 0.07%
Office Depot, Inc. *	75,700	836,485

Paper - 0.01%
Temple-Inland, Inc.	6,900	87,768

Petroleum Services - 1.43%
Baker Hughes, Inc.	3,300	226,050
Diamond Offshore Drilling, Inc.	11,200	1,303,680
Halliburton Company	22,300	877,059
Schlumberger, Ltd.	123,000	10,701,000
Smith International, Inc.	23,000	1,477,290
Valero Energy Corp.	70,200	3,447,522

		18,032,601
Pharmaceuticals - 4.82%
Abbott Laboratories	89,300	4,924,895
AmerisourceBergen Corp.	33,500	1,372,830
Bristol-Myers Squibb Company	16,300	347,190
Eli Lilly & Company	88,200	4,550,238
Forest Laboratories, Inc. *	55,600	2,224,556
Gilead Sciences, Inc. *	30,500	1,571,665
King Pharmaceuticals, Inc. *	9,300	80,910
Merck & Company, Inc.	436,500	16,565,175
Pfizer, Inc.	1,347,900	28,211,547

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Schering-Plough Corp.	51,700	$744,997

		60,594,003
Publishing - 0.11%
Gannett Company, Inc.	42,900	1,246,245
McGraw-Hill Companies, Inc.	3,800	140,410

		1,386,655
Railroads & Equipment - 0.07%
CSX Corp.	4,300	241,101
Union Pacific Corp.	5,400	677,052

		918,153
Retail Grocery - 0.20%
Safeway, Inc.	30,200	886,370
SUPERVALU, Inc.	16,308	488,914
The Kroger Company	43,200	1,097,280

		2,472,564
Retail Trade - 5.52%
Abercrombie & Fitch Company, Class A	15,500	1,133,670
Advance Auto Parts, Inc.	2,200	74,910
American Eagle Outfitters, Inc.	51,400	900,014
Bed Bath & Beyond, Inc. *	44,200	1,303,900
Best Buy Company, Inc.	4,600	190,716
Costco Wholesale Corp.	11,800	766,646
CVS Caremark Corp.	12,500	506,375
Family Dollar Stores, Inc.	15,000	292,500
GameStop Corp., Class A *	11,800	610,178
Home Depot, Inc.	523,500	14,642,295
Kohl's Corp. *	44,600	1,912,894
Lowe's Companies, Inc.	262,400	6,019,456
Staples, Inc.	59,900	1,324,389
Target Corp.	59,200	3,000,256
Tiffany & Company (a)	12,300	514,632
Walgreen Company	117,200	4,464,148
Wal-Mart Stores, Inc.	602,900	31,760,772

		69,417,751
Sanitary Services - 0.01%
Stericycle, Inc. *	2,800	144,200

Semiconductors - 0.40%
Analog Devices, Inc.	7,400	218,448
Cypress Semiconductor Corp. *	3,300	77,913
Intel Corp.	190,700	4,039,026
Intersil Corp., Class A	3,100	79,577
KLA-Tencor Corp.	3,600	133,560
National Semiconductor Corp.	3,700	67,784
Texas Instruments, Inc.	11,000	310,970
Xilinx, Inc.	3,300	78,375

		5,005,653
Software - 2.88%
Autodesk, Inc. *	5,500	173,140
CA, Inc.	16,400	369,000
Citrix Systems, Inc. *	8,200	240,506
Intuit, Inc. *	9,600	259,296
Microsoft Corp.	959,800	27,239,124

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Oracle Corp. *	405,900	$7,939,404

		36,220,470
Telecommunications Equipment &
Services - 1.99%
Corning, Inc.	45,100	1,084,204
QUALCOMM, Inc.	321,100	13,165,100
Verizon Communications, Inc.	296,900	10,822,005

		25,071,309
Telephone - 0.32%
AT&T, Inc.	106,642	4,084,389

Tires & Rubber - 0.03%
Goodyear Tire & Rubber Company *	12,900	332,820

Tobacco - 1.07%
Altria Group, Inc.	173,400	3,849,480
Philip Morris International, Inc. *	173,400	8,770,573
UST, Inc.	14,600	795,992

		13,416,045
Toys, Amusements & Sporting Goods - 0.03%
Hasbro, Inc.	13,200	368,280

Trucking & Freight - 0.17%
FedEx Corp.	4,000	370,680
Oshkosh Truck Corp.	1,700	61,676
United Parcel Service, Inc., Class B	22,900	1,672,158

		2,104,514

TOTAL COMMON STOCKS (Cost $791,013,264)		$729,760,481

PREFERRED STOCKS - 0.09%

Banking - 0.09%
Bank of America Corp., 8.00% (b)	1,135,000	1,136,362

TOTAL PREFERRED STOCKS (Cost $1,137,837)		$1,136,362

U.S. TREASURY OBLIGATIONS - 3.19%

U.S. Treasury Bonds - 0.82%
5.00% due 05/15/2037	9,202,000	10,294,020

U.S. Treasury Notes - 2.37%
2.00% due 02/28/2010	263,000	264,829
2.75% due 02/28/2013	12,240,000	12,408,300
3.50% due 02/15/2018	15,202,000	15,289,883
4.625% due 07/31/2009	1,145,000	1,191,337
4.875% due 06/30/2009	665,000	692,015

		29,846,364

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,428,492)		$40,140,384

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.01%

Federal Home Loan Bank - 0.04%
4.50% due 11/15/2012	500,000	527,529

Federal Home Loan Mortgage Corp. - 0.72%
4.643% due 07/01/2035	1,125,849	1,136,324
5.00% due 07/15/2014	270,000	291,328
5.00% TBA **	4,040,000	3,999,600
6.00% due 08/01/2017	116,128	119,769

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
6.50% due 03/01/2017	$71,717	$75,047
6.50% TBA **	3,350,000	3,474,580

		9,096,648
Federal National Mortgage
Association - 13.15%
3.777% due 07/01/2033 (b)	60,493	61,567
4.375% due 03/15/2013	4,250,000	4,461,425
4.50% due 10/01/2018	2,708,216	2,706,775
4.50% TBA **	14,430,000	14,348,831
5.00% due 12/01/2034 to 07/01/2035	13,115,789	13,008,264
5.00% TBA **	25,530,000	25,572,277
5.50% due 07/01/2017 to 12/01/2034	19,996,710	20,283,509
5.50% TBA **	19,640,000	19,937,187
6.00% due 07/01/2016 to 03/01/2036	23,000,453	23,650,665
6.00% TBA **	20,322,000	20,853,462
6.25% due 05/15/2029	875,000	1,031,549
6.50% due 02/01/2036	413,170	428,297
6.50% TBA **	12,587,000	13,061,201
7.00% due 12/01/2012 to 10/25/2041	2,199,181	2,304,894
7.00% TBA **	3,405,000	3,573,122
7.50% due 11/01/2030 to 07/01/2031	83,195	89,741

		165,372,766

Government National Mortgage
Association - 0.10%
5.00% due 01/15/2035 to 04/15/2035	767,251	768,297
5.50% due 03/15/2035	400,616	409,342

		1,177,639

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $173,318,156)		$176,174,582

FOREIGN GOVERNMENT OBLIGATIONS - 0.03%

Mexico - 0.01%
Government of Mexico
9.875% due 02/01/2010	95,000	105,925

Peru - 0.02%
Republic of Peru
7.35% due 07/21/2025	250,000	281,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $355,355)		$387,175

CORPORATE BONDS - 14.47%

Aerospace - 0.05%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)	381,954	393,664
7.156% due 12/15/2011 (g)	178,314	192,058

		585,722

Automobiles - 0.09%
DaimlerChrysler N.A. Holding Corp.
5.875% due 03/15/2011	1,080,000	1,104,025

Banking - 1.37%
BAC Capital Trust XIII
3.268% due 03/15/2043 (b)	945,000	643,327

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
BAC Capital Trust XV
3.876% due 06/01/2056 (b)	$1,600,000	$1,187,811
Banco Santander Chile
3.34% due 12/09/2009 (b)(g)	2,270,000	2,190,550
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)	150,000	125,314
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	2,000,000	1,332,030
DBS Bank, Ltd.
7.125% due 05/15/2011 (g)	100,000	109,139
HBOS PLC
5.375% due 12/29/2049 (b)(g)	190,000	163,058
HSBC Bank USA, Inc.
4.625% due 04/01/2014	750,000	723,530
HSBC Holdings PLC
6.50% due 09/15/2037	1,115,000	1,057,735
ICICI Bank, Ltd.
4.917% due 01/12/2010 (b)(g)	520,000	497,588
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	80,000	78,010
Landsbanki Islands HF
7.431% due 12/31/2049 (b)(g)	1,235,000	1,033,902
RBS Capital Trust IV
3.455% due 09/29/2049 (b)	320,000	196,116
Shinhan Bank
6.819% due 09/20/2036 (b)	1,090,000	901,735
Standard Chartered PLC
6.409% due 01/30/2017 (b)(g)	1,665,000	1,367,906
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,325,000	1,049,135
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	1,680,000	1,245,098
USB Capital IX
6.189% due 03/29/2049 (b)	1,870,000	1,388,475
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	1,360,000	1,260,070
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	1,000,000	712,500

		17,263,029

Broadcasting - 0.06%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	125,000	132,025
News America Holdings, Inc.
6.75% due 01/09/2038	30,000	31,402
News America, Inc.
6.65% due 11/15/2037 (g)	612,000	617,195

		780,622

Cable & Television - 0.31%
Cox Communications, Inc., Class A
4.625% due 06/01/2013	757,000	727,090
Time Warner Entertainment Company LP
8.375% due 07/15/2033	600,000	675,110
Time Warner, Inc.
5.875% due 11/15/2016	1,000,000	950,954
7.625% due 04/15/2031	130,000	135,968
Viacom, Inc.
6.25% due 04/30/2016	975,000	949,094

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Viacom, Inc. (continued)
6.875% due 04/30/2036	$530,000	$510,367

		3,948,583

Cellular Communications - 0.10%
American Tower Corp.
7.50% due 05/01/2012	170,000	173,825
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	767,000	930,827
Rogers Wireless, Inc.
9.625% due 05/01/2011	140,000	155,101

		1,259,753

Chemicals - 0.02%
ICI Wilmington, Inc.
4.375% due 12/01/2008	235,000	236,217

Crude Petroleum & Natural Gas - 0.01%
Premcor Refining Group, Inc.
7.50% due 06/15/2015	170,000	178,013

Diversified Financial Services - 0.05%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	690,000	640,964

Domestic Oil - 0.09%
Devon Financing Corp., ULC
6.875% due 09/30/2011	150,000	163,722
Marathon Oil Corp.
5.90% due 03/15/2018	965,000	970,017

		1,133,739

Electrical Utilities - 1.46%
AES Gener SA
7.50% due 03/25/2014	1,500,000	1,593,838
American Electric Power Company, Inc.
5.25% due 06/01/2015	930,000	920,105
Appalachian Power Company
7.00% due 04/01/2038	1,310,000	1,283,792
Arizona Public Service Company
5.50% due 09/01/2035	860,000	679,027
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	666,000	704,176
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	690,000	766,500
Commonwealth Edison Company
5.80% due 03/15/2018	600,000	596,846
Constellation Energy Group
7.60% due 04/01/2032	840,000	850,874
Consumers Energy Company
5.80% due 09/15/2035	1,000,000	883,888
Dominion Resources, Inc.
4.75% due 12/15/2010	835,000	854,569
5.70% due 09/17/2012	200,000	209,439
Enersis SA
7.375% due 01/15/2014	883,000	974,065
FirstEnergy Corp.
6.45% due 11/15/2011	702,000	734,824
7.375% due 11/15/2031	530,000	576,535
Nevada Power Company
6.65% due 04/01/2036	1,500,000	1,412,698

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Pacific Gas & Electric Company
4.20% due 03/01/2011	$250,000	$251,026
6.05% due 03/01/2034	1,850,000	1,813,616
PSEG Power LLC
5.00% due 04/01/2014	150,000	145,990
8.625% due 04/15/2031	50,000	61,331
Scottish Power PLC
4.91% due 03/15/2010	190,000	191,871
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	500,000	515,609
TXU Corp., Series R
6.55% due 11/15/2034	835,000	589,492
TXU Electric Delivery Company
6.375% due 01/15/2015	1,695,000	1,694,330
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	90,000	93,297

		18,397,738

Electronics - 0.02%
Jabil Circuit, Inc.
5.875% due 07/15/2010	210,000	207,406

Energy - 0.63%
Duke Capital LLC
6.75% due 02/15/2032	929,000	883,713
Enbridge Energy Partners L.P., Series B
4.75% due 06/01/2013	1,140,000	1,128,735
Enterprise Products Operating LP
4.95% due 06/01/2010	850,000	867,221
Enterprise Products Operating LP, Series B
6.875% due 03/01/2033	834,000	828,522
GS Caltex Corp.
5.50% due 08/25/2014 (g)	778,000	673,942
Nexen, Inc.
5.875% due 03/10/2035	993,000	903,650
TEPPCO Partners, L.P.
6.125% due 02/01/2013	872,000	882,969
Texas Gas Transmission Corp.
4.60% due 06/01/2015	1,860,000	1,759,002

		7,927,754

Financial Services - 3.31%
Allied Capital Corp.
6.625% due 07/15/2011	625,000	655,858
American Express Bank FSB, BKNT
6.00% due 09/13/2017	1,245,000	1,213,722
Ameriprise Financial, Inc.
5.65% due 11/15/2015	1,245,000	1,215,800
AXA Financial, Inc.
7.75% due 08/01/2010	712,000	778,632
Bear Stearns Companies, Inc.
5.30% due 10/30/2015	530,000	497,533
5.70% due 11/15/2014	195,000	187,611
7.25% due 02/01/2018	530,000	547,697
Boeing Capital Corp.
6.50% due 02/15/2012	1,198,000	1,300,135
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	1,135,000	1,154,649
CIT Group, Inc.
3.4019% due 11/03/2010 (b)	1,800,000	1,400,017

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
CIT Group, Inc. (continued)
6.00% due 04/01/2036	$1,590,000	$1,190,522
6.10% due 03/15/2067 (b)	900,000	400,959
Citigroup, Inc.
5.625% due 08/27/2012	1,260,000	1,247,525
6.875% due 03/05/2038	550,000	549,611
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (g)	896,000	743,197
Dresdner Bank-New York
7.25% due 09/15/2015	930,000	1,003,646
ERP Operating LP
4.75% due 06/15/2009	190,000	189,732
Fund American Companies, Inc.
5.875% due 05/15/2013	1,113,000	1,160,193
General Electric Capital Corp., Series A
5.875% due 02/15/2012	1,966,000	2,084,900
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,350,000	899,235
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	640,000	639,050
HSBC Finance Corp.
5.50% due 01/19/2016	895,000	865,799
International Lease Finance Corp.
3.50% due 04/01/2009	270,000	265,947
4.55% due 10/15/2009	100,000	99,830
4.75% due 07/01/2009	555,000	553,219
5.875% due 05/01/2013	1,317,000	1,306,351
John Deere Capital Corp., Series D
4.125% due 01/15/2010	625,000	635,211
JP Morgan Chase & Company
6.75% due 02/01/2011	1,000,000	1,061,806
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	1,670,000	1,461,015
JP Morgan Chase Capital XXIII
4.065% due 05/15/2047 (b)	1,605,000	1,217,702
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	1,280,000	1,235,118
MBNA Capital, Series B
4.0394% due 02/01/2027 (b)	325,000	271,122
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)(g)	240,000	240,997
Morgan Stanley
6.75% due 04/15/2011	1,920,000	2,012,565
Morgan Stanley, MTN
5.95% due 12/28/2017	1,390,000	1,343,375
6.625% due 04/01/2018	545,000	545,192
NiSource Finance Corp.
6.15% due 03/01/2013	912,000	942,664
7.875% due 11/15/2010	1,530,000	1,663,190
Osiris Capital PLC, Series C
7.108% due 01/15/2010 (b)(g)	1,960,000	1,947,594
Osiris Capital PLC, Series D
9.258% due 01/15/2010 (b)(g)	765,000	771,415
Popular North America, Inc.
4.70% due 06/30/2009	1,500,000	1,503,144
Reliastar Financial Corp.
6.50% due 11/15/2008	160,000	162,949
SB Treasury Company LLC
9.40% due 12/29/2049 (b)(g)	100,000	101,305

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	$675,000	$627,399
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	1,100,000	992,637
SLM Corp.
4.50% due 07/26/2010	760,000	623,595
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	140,000	137,241

		41,648,606

Food & Beverages - 0.28%
General Mills, Inc.
5.70% due 02/15/2017	475,000	478,908
Kellogg Company, Series B
6.60% due 04/01/2011	200,000	215,530
Nabisco, Inc.
7.55% due 06/15/2015	500,000	543,436
Smithfield Foods, Inc.
7.00% due 08/01/2011	1,483,000	1,460,755
Tesco PLC
6.15% due 11/15/2037 (g)	845,000	818,879

		3,517,508

Gas & Pipeline Utilities - 0.41%
Duke Energy Field Services LLC
6.45% due 11/03/2036 (g)	1,020,000	958,991
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	660,000	558,252
7.30% due 08/15/2033	986,000	1,006,577
Michigan Consolidated Gas Company
5.70% due 03/15/2033	986,000	911,686
Southern Union Company
7.20% due 11/01/2066 (b)	970,000	814,800
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	932,000	884,994

		5,135,300

Healthcare Services - 0.48%
Aetna, Inc.
6.75% due 12/15/2037	1,205,000	1,148,412
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,483,000	1,507,760
UnitedHealth Group, Inc.
4.875% due 02/15/2013	325,000	321,032
5.375% due 03/15/2016	650,000	616,248
5.80% due 03/15/2036	305,000	251,384
6.00% due 02/15/2018	325,000	318,343
6.625% due 11/15/2037	612,000	566,279
6.875% due 02/15/2038	160,000	152,873
WellPoint, Inc.
5.00% due 12/15/2014	686,000	645,305
6.375% due 06/15/2037	612,000	548,640

		6,076,276

Holdings Companies/Conglomerates - 0.23%
General Electric Company
5.00% due 02/01/2013	1,665,000	1,724,646
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	1,166,000	1,215,360

		2,940,006

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Homebuilders - 0.13%
Centex Corp.
4.55% due 11/01/2010	$1,800,000	$1,584,000
Pulte Homes, Inc.
6.25% due 02/15/2013	100,000	91,000

		1,675,000

Hotels & Restaurants - 0.09%
Marriott International, Inc.
4.625% due 06/15/2012	565,000	543,495
Yum! Brands, Inc.
6.25% due 03/15/2018	605,000	608,087

		1,151,582

Insurance - 2.15%
ACE INA Holdings, Inc.
6.70% due 05/15/2036	765,000	741,434
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	600,000	615,557
American International Group, Inc., MTN
5.85% due 01/16/2018	555,000	544,644
AON Capital Trust A
8.205% due 01/01/2027	1,420,000	1,363,731
Assurant, Inc.
6.75% due 02/15/2034	1,965,000	1,870,489
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	870,000	832,425
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(g)	1,745,000	1,290,188
Foundation Re II, Ltd.
9.82% due 11/26/2010 (b)(g)	350,000	355,681
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	696,000	685,422
6.30% due 03/15/2018	555,000	556,053
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	1,140,000	1,041,812
7.50% due 08/15/2036 (g)	1,090,000	1,032,568
Lincoln National Corp.
6.05% due 04/20/2067 (b)	505,000	441,534
6.30% due 10/09/2037	925,000	836,148
7.00% due 05/17/2066 (b)	505,000	463,074
Markel Corp.
6.80% due 02/15/2013	945,000	987,820
Merna Reinsurance, Ltd., Series B
4.421% due 12/31/2010 (b)(g)	1,000,000	912,300
MetLife, Inc.
5.70% due 06/15/2035	1,175,000	1,045,254
6.40% due 12/15/2036 (b)	630,000	500,623
Mystic Re, Ltd.
11.3812% due 12/05/2008 (b)(g)	530,000	525,548
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)(g)	250,000	246,844
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	2,873,000	2,549,940
PartnerRe Finance
6.44% due 12/01/2066 (b)	1,600,000	1,362,957
Prudential Financial, Inc.
4.75% due 04/01/2014	125,000	123,904
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	1,575,000	1,400,057

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	$1,130,000	$1,095,024
W.R. Berkley Corp.
6.15% due 08/15/2019	1,166,000	1,154,654
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	1,205,000	927,708
XL Capital, Ltd.
5.25% due 09/15/2014	860,000	783,325
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	1,000,000	749,544

		27,036,262

International Oil - 0.21%
Pemex Project Funding Master Trust
4.168% due 06/15/2010 (b)(g)	200,000	198,900
7.375% due 12/15/2014	500,000	561,409
Talisman Energy, Inc.
6.25% due 02/01/2038	2,015,000	1,856,448

		2,616,757

Leisure Time - 0.11%
MGM Mirage, Inc.
6.00% due 10/01/2009	1,213,000	1,203,902
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	135,000	135,000

		1,338,902

Liquor - 0.11%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	1,232,000	1,321,435

Metal & Metal Products - 0.05%
Alcan, Inc.
5.00% due 06/01/2015	590,000	579,616

Mining - 0.06%
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)	702,000	736,807

Petroleum Services - 0.16%
Valero Logistics Operations LP
6.05% due 03/15/2013	1,875,000	1,941,231

Pharmaceuticals - 0.14%
Hospira, Inc.
5.90% due 06/15/2014	110,000	111,700
Schering Plough Corp.
5.55% due 12/01/2013	630,000	650,677
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	475,000	478,255
6.15% due 02/01/2036	475,000	463,038

		1,703,670

Railroads & Equipment - 0.09%
Union Pacific Corp.
5.70% due 08/15/2018	1,135,000	1,142,536

Real Estate - 1.37%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	1,763,000	1,817,092
Camden Property Trust, REIT
5.00% due 06/15/2015	360,000	321,935

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Colonial Properties Trust, REIT
6.25% due 06/15/2014	$1,380,000	$1,241,236
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	125,000	119,993
ERP Operating LP
5.75% due 06/15/2017	2,426,000	2,209,220
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	1,690,000	1,446,332
6.45% due 06/25/2012	648,000	632,079
Health Care, Inc., REIT
6.00% due 11/15/2013	523,000	502,096
6.20% due 06/01/2016	985,000	857,284
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	2,100,000	2,064,665
Kimco Realty Corp., REITS
5.70% due 05/01/2017	1,000,000	945,342
ProLogis, REIT
5.625% due 11/15/2016	552,000	501,952
Rouse Company LP, REIT
6.75% due 05/01/2013 (g)	1,065,000	917,787
Rouse Company, REIT
5.375% due 11/26/2013	1,135,000	888,484
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,000,000	951,267
5.875% due 03/01/2017	885,000	838,808
6.10% due 05/01/2016	1,000,000	965,381

		17,220,953

Retail - 0.07%
CVS Caremark Corp.
6.302% due 06/01/2037 (b)	1,000,000	917,024

Telecommunications Equipment &
Services - 0.38%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	721,000	771,255
8.25% due 06/15/2030	510,000	611,788
France Telecom SA
7.75% due 03/01/2011	470,000	509,641
8.50% due 03/01/2031	1,280,000	1,585,787
SBC Communications, Inc.
5.10% due 09/15/2014	40,000	39,739
5.625% due 06/15/2016	550,000	551,560
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)	75,000	81,069
Verizon Communications, Inc.
7.375% due 09/01/2012	618,000	678,802

		4,829,641

Telephone - 0.37%
AT&T, Inc.
6.30% due 01/15/2038	735,000	710,690
6.80% due 05/15/2036	985,000	1,012,117
British Telecommunications PLC
5.95% due 01/15/2018	605,000	586,212
Sprint Capital Corp.
8.375% due 03/15/2012	1,138,000	1,052,650
Telecom Italia Capital SA
4.00% due 01/15/2010	150,000	147,147

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Verizon New York, Inc., Series A
6.875% due 04/01/2012	$1,133,000	$1,191,580

		4,700,396

Transportation - 0.01%
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	100,000	100,375

TOTAL CORPORATE BONDS (Cost $194,192,092)		$181,993,448

MUNICIPAL BONDS - 0.13%

District of Columbia - 0.13%
George Washington University D C
5.095% due 09/15/2032	1,650,000	1,652,888

TOTAL MUNICIPAL BONDS (Cost $1,650,000)		$1,652,888

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.48%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	1,085,000	942,759
Banc of America Large Loan,
Series 2005-MIB1, Class B
3.078% due 03/15/2022 (b)(g)	2,740,000	2,563,718
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.07% IO due 10/10/2045 (g)	388,135,571	1,616,585
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	58,600	58,417
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	860,718	758,518
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	737,896	673,558
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class X1
0.23% IO due 11/11/2041 (g)	58,487,768	853,641
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	1,000,000	855,765
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
2.809% due 12/25/2036 (b)	2,256,686	1,716,015
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,000,000	1,052,065
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	375,000	346,041
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.211% due 06/10/2044 (b)	1,800,000	1,422,784
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
3.018% due 11/15/2017 (b)(g)	1,835,000	1,699,531
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	159,555	156,714

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans, Series 2003-57, Class A1
5.50% due 01/25/2034	$298,411	$297,976
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	104,185	101,533
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
3.048% due 04/15/2008 (b)(g)	2,265,000	2,134,878
CS First Boston Mortgage Securities Corp.,
Series 2000-C1, Class A2
7.545% due 04/15/2062	1,516,525	1,563,200
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	1,122	1,119
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	246,925	248,361
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	275,000	279,615
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	125,000	129,305
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A1
3.727% due 03/25/2035	1,612,438	1,540,823
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	150,000	144,159
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	179,444	175,743
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.17% IO due 02/15/2038 (b)(g)	95,743,448	955,366
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	1,210,000	950,414
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	33,848	36,822
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0276% due 08/25/2034 (b)	2,359,470	2,230,127
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	18,765	18,747
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	175,671	176,436
First Union-Lehman Brothers-Bank of America,
Series 1998-C2, Class E
6.778% due 05/18/2013	1,333,000	1,382,072
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	2,375,000	2,410,288
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	150,000	150,860

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	$925,000	$728,767
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/27/2039 (g)	1,835,000	1,415,565
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.18% IO due 08/10/2042 (b)(g)	80,729,820	1,138,387
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	217,605	211,368
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class XC
0.18% IO due 08/01/2038 (b)(g)	152,940,076	1,377,684
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.22% IO due 07/10/2039 (b)(g)	43,811,889	716,373
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
3.619% due 10/03/2015 (b)(g)	95,000	95,132
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	370,000	372,446
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	242,702	239,937
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	3,131,845	3,250,198
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(g)	735,000	513,618
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,500,000	2,482,489
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.08% IO due 08/12/2020 (g)	213,994,538	1,138,579
Merrill Lynch Mortgage Trust, Series 2005-MCP1,
Class XC
0.13% IO due 05/25/2043 (b)(g)	66,602,365	741,298
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.56% IO due 08/12/2026	33,116,891	743,024
Morgan Stanley Capital I, Series 1999-FNV1,
Class A2
6.53% due 03/15/2031	907,344	911,416
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)(g)	941,365	408,750
Residential Asset Mortgage Products, Inc.,
Series 2004-SL2, Class A1
6.50% due 10/25/2016	718,934	738,279
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	120,000	122,823
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	898,662	918,199
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,000,000	911,250

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	$1,118,000	$1,070,223
Sequoia Mortgage Trust, Series 2005-3, Class A1
2.736% due 04/15/2032 (b)	493,158	485,436
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5027% due 07/15/2027 (b)(g)	25,812	25,762
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	1,980,000	1,896,236
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.10% IO due 03/15/2042 (b)(g)	77,092,724	571,766
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
5.9409% due 03/23/2045 (g)	953,509	909,111
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.3029% due 11/23/2043 (g)	2,303,688	2,183,828
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	100,981	92,849
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.11% due 06/25/2035 (b)	275,000	260,979

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,823,705)		$56,315,727

ASSET BACKED SECURITIES - 3.77%
Alesco Preferred Funding, Ltd., Series 12A, Class B
4.858% due 07/15/2037 (b)(g)	690,000	566,007
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.249% due 09/23/2037 (b)(g)	690,000	521,847
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.279% due 12/23/2037 (b)(g)	330,000	271,425
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	2,470,000	741,000
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.844% due 12/26/2041 (b)(g)	770,000	519,145
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
4.294% due 01/26/2042 (b)(g)	1,280,000	725,159
Argent Securities, Inc., Series 2004-W1, Class M3
4.049% due 03/25/2034 (b)	732,668	460,384
Capital Trust Re CDO, Ltd., Series 2005-1A,
Class C
3.286% due 03/20/2050 (b)(g)	1,120,000	779,520
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
4.636% due 03/20/2050 (b)(g)	746,000	335,700
Capital Trust Re CDO, Ltd., Series 2005-3A,
Class A1
5.094% due 06/25/2035 (g)	1,991,005	1,970,697
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	160,000	155,732
Centex Home Equity, Series 2005-A, Class M4
3.399% due 01/25/2035 (b)	1,416,000	1,055,772
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (b)(g)	275,000	266,563

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	$2,087,600	$2,086,380
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	3,000,000	2,897,080
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	1,080,000	1,053,942
CW Capital Cobalt I, Series 2005-1A, Class A1
3.373% due 05/25/2045 (b)(g)	2,093,984	1,799,919
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
3.714% due 12/05/2046 (g)	1,370,000	548,000
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	474,816	350,967
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	774,648	502,214
Equity One ABS, Inc., Series 2004-2, Class AV2
2.849% due 07/25/2034 (b)	75,813	64,879
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	828,225	876,950
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.985% due 06/25/2036 (b)	3,000,000	2,799,649
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.493% due 11/25/2051 (b)(g)	1,100,000	833,140
JER CDO, Series 2006-2A, Class AFL
2.929% due 03/25/2045 (b)(g)	1,600,000	848,000
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.2987% due 02/25/2034 (b)	1,200,000	875,284
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 07/25/2034 (b)	230,000	204,805
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
3.0988% due 12/24/2050 (g)	1,740,000	1,179,024
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
2.9787% due 06/22/2051 (b)(g)	2,100,000	1,292,340
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.8694% due 02/01/2041 (b)(g)	1,040,000	701,867
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
4.0694% due 02/01/2041 (b)(g)	1,040,000	643,782
Option One Mortgage Loan Trust, Series 2005-1,
Class M1
3.1187% due 02/25/2035 (b)	866,000	737,985
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
3.1988% due 01/25/2034 (b)	887,837	738,785
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,035,000	2,907,645
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	2,500,000	2,412,676
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9814% due 09/25/2035 (b)	2,810,312	2,738,283

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	$2,200,000	$2,195,223
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	2,939,889	2,568,728
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.665% due 06/25/2045 (b)(g)	1,315,000	667,875
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	156,049	134,104
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	189,350	185,403
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	150,000	139,013
Residential Asset Mortgage Products, Inc.,
Series 2005-RS6, Class A12
2.8387% due 06/25/2035 (b)	711,141	696,926
Residential Funding Mortgage Securities II, Series
2002-HI1, Class A7
6.90% due 01/25/2033	1,545,479	1,540,648
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	46,810	46,720
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	587,503	586,475
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	1,032,639	877,169
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	67,197	66,893
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	250,000	236,529

TOTAL ASSET BACKED SECURITIES
(Cost $58,668,270)		$47,404,253

SUPRANATIONAL OBLIGATIONS - 0.20%

Honduras - 0.08%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	900,000	992,497

Venezuela - 0.12%
Corporacion Andina de Fomento
5.20% due 05/21/2013	1,330,000	1,323,531
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	220,000	236,584

		1,560,115

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,538,752)		$2,552,612

SHORT TERM INVESTMENTS - 8.65%
Federal Home Loan Bank Discount Notes
zero coupon due 04/17/2008	$21,306,000	$21,289,334
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/14/2008	20,535,000	20,519,206

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal National Mortgage Association Discount
Notes
zero coupon due 04/14/2008 to
04/17/2008	$62,149,000	$62,102,342
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	4,887,364	4,887,364

TOTAL SHORT TERM INVESTMENTS
(Cost $108,798,246)		$108,798,246

REPURCHASE AGREEMENTS - 1.04%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$13,090,582 on 04/01/2008,
collateralized by $2,045,000
Federal Home Loan Mortgage
Corp., 2.875% due 04/30/2010
(valued at $2,088,456, including
interest) and $11,210,000 Federal
Home Loan Mortgage Corp.,
5.51% due 01/23/2023 (valued at
$11,268,740, including interest) ****	$13,090,000	$13,090,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,090,000)		$13,090,000

Total Investments (Managed Trust)
(Cost $1,447,014,169) - 108.09%		$1,359,406,158
Liabilities in Excess of Other Assets - (8.09)%		(101,796,819)

TOTAL NET ASSETS - 100.00%		$1,257,609,339

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.51%

Advertising - 0.57%
Getty Images, Inc. *	33,365	$1,067,680
Lamar Advertising Company, Class A * (a)	55,077	1,978,916
ValueClick, Inc. *	68,511	1,181,815

		4,228,411
Aerospace - 0.62%
Alliant Techsystems, Inc. *	22,941	2,375,082
BE Aerospace, Inc. *	65,102	2,275,315

		4,650,397
Air Travel - 0.22%
Airtran Holdings, Inc. *	64,278	424,235
Alaska Air Group, Inc. *	26,616	522,206
JetBlue Airways Corp. * (a)	127,043	736,849

		1,683,290
Apparel & Textiles - 1.27%
Guess?, Inc.	38,247	1,547,856
Hanesbrands, Inc. *	66,612	1,945,071
Mohawk Industries, Inc. * (a)	38,749	2,774,816
Phillips-Van Heusen Corp.	39,512	1,498,295
The Warnaco Group, Inc. *	31,571	1,245,160
Timberland Company, Class A *	34,059	467,630

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Under Armour, Inc., Class A * (a)	0	$0

		9,478,828
Auto Parts - 1.39%
ArvinMeritor, Inc.	50,940	637,259
BorgWarner, Inc.	81,416	3,503,331
Federal Signal Corp.	33,426	466,627
Gentex Corp.	100,747	1,727,811
Lear Corp. *	54,008	1,399,347
Modine Manufacturing Company	22,855	331,169
O'Reilly Automotive, Inc. *	80,712	2,301,906

		10,367,450
Auto Services - 0.36%
Avis Budget Group, Inc. *	72,455	769,472
Copart, Inc. *	48,737	1,889,046

		2,658,518
Banking - 3.34%
Associated Banc-Corp.	89,061	2,371,694
Astoria Financial Corp.	57,106	1,550,999
Bank of Hawaii Corp.	33,712	1,670,767
Cathay General Bancorp, Inc. (a)	34,541	716,035
City National Corp.	28,243	1,396,899
Colonial Bancgroup, Inc.	110,551	1,064,606
Cullen Frost Bankers, Inc.	41,057	2,177,663
First Community Bancorp	17,090	458,866
First Niagara Financial Group, Inc.	73,030	992,478
FirstMerit Corp.	56,293	1,163,013
New York Community Bancorp, Inc. (a)	227,216	4,139,876
SVB Financial Group *	22,638	987,922
TCF Financial Corp.	75,986	1,361,669
Washington Federal, Inc.	61,174	1,397,214
Webster Financial Corp.	36,708	1,023,052
WestAmerica Bancorp (a)	20,171	1,060,995
Wilmington Trust Corp.	47,358	1,472,834

		25,006,582
Biotechnology - 1.98%
Affymetrix, Inc. * (a)	48,494	844,280
Cephalon, Inc. *	47,327	3,047,859
Charles River Laboratories International, Inc. *	47,687	2,810,672
Invitrogen Corp. *	32,329	2,763,160
Millennium Pharmaceuticals, Inc. *	227,223	3,512,867
Techne Corp. *	27,297	1,838,726

		14,817,564
Broadcasting - 0.11%
Belo Corp., Class A	61,514	650,203
Entercom Communications Corp. (a)	18,455	183,258

		833,461
Building Materials & Construction - 0.82%
Dycom Industries, Inc. *	28,471	341,937
Granite Construction, Inc.	22,886	748,601
KBR, Inc.	118,726	3,292,272
RPM International, Inc.	85,183	1,783,732

		6,166,542

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 4.65%
Acxiom Corp.	47,423	$562,911
Alliance Data Systems Corp. *	55,352	2,629,773
Brinks Company	33,614	2,258,189
Cadence Design Systems, Inc. *	194,597	2,078,296
ChoicePoint, Inc. *	47,466	2,259,382
Corporate Executive Board Company	24,309	984,028
CSG Systems International, Inc. *	24,427	277,735
Deluxe Corp.	35,950	690,599
DST Systems, Inc. *	35,320	2,321,937
Dun & Bradstreet Corp.	39,612	3,223,625
Fair Isaac Corp.	34,208	736,156
Gartner Group, Inc., Class A *	45,488	879,738
Global Payments, Inc.	55,596	2,299,451
Harte-Hanks, Inc.	31,752	434,050
Kelly Services, Inc., Class A	15,613	321,003
Korn/Ferry International *	32,447	548,354
Manpower, Inc.	55,741	3,135,989
MPS Group, Inc. *	66,743	788,902
Navigant Consulting Company *	31,966	606,715
NCR Corp. *	122,197	2,789,757
Rollins, Inc.	29,628	524,119
Sotheby's	47,192	1,364,321
SRA International, Inc., Class A *	30,041	730,297
URS Corp. *	58,378	1,908,377
Wind River Systems, Inc. *	53,731	415,878

		34,769,582
Cellular Communications - 0.46%
RF Micro Devices, Inc. *	203,930	542,454
Telephone & Data Systems, Inc.	74,439	2,923,219

		3,465,673
Chemicals - 3.44%
Airgas, Inc.	57,696	2,623,437
Albemarle Corp.	53,068	1,938,043
Cabot Corp.	45,525	1,274,700
CF Industries Holdings, Inc.	33,840	3,506,501
Chemtura Corp.	169,246	1,242,266
Cytec Industries, Inc.	29,330	1,579,420
Ferro Corp.	30,482	452,963
FMC Corp.	52,550	2,916,000
Lubrizol Corp.	47,853	2,656,320
Minerals Technologies, Inc.	13,358	838,882
Olin Corp.	52,187	1,031,215
Sensient Technologies Corp.	33,449	986,411
Terra Industries, Inc. *	63,489	2,255,764
The Scotts Company, Class A	31,032	1,006,057
Valspar Corp.	70,077	1,390,328

		25,698,307
Coal - 0.59%
Arch Coal, Inc.	100,692	4,380,102

Computers & Business Equipment - 2.21%
3Com Corp. *	281,332	644,250
Avocent Corp. *	31,963	540,175
Diebold, Inc.	46,021	1,728,089
Foundry Networks, Inc. *	104,938	1,215,182
Ingram Micro, Inc., Class A *	103,871	1,644,278

The accompanying notes are an integral part of the financial statements.
240

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PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Jack Henry & Associates, Inc.	53,726	$1,325,420
Metavante Technologies, Inc. *	62,498	1,249,335
National Instruments Corp.	40,174	1,050,148
Palm, Inc. * (a)	74,761	373,805
Parametric Technology Corp. *	81,128	1,296,426
Tech Data Corp. *	37,955	1,244,924
Western Digital Corp. *	155,282	4,198,825

		16,510,857
Construction & Mining Equipment - 0.66%
Joy Global, Inc.	75,499	4,919,515

Construction Materials - 0.50%
Louisiana-Pacific Corp.	72,103	661,906
Martin Marietta Materials, Inc. (a)	28,856	3,063,641

		3,725,547
Containers & Glass - 0.46%
Packaging Corp. of America	64,287	1,435,529
Sonoco Products Company	69,587	1,992,276

		3,427,805
Correctional Facilities - 0.32%
Corrections Corp. of America *	87,402	2,405,303

Cosmetics & Toiletries - 0.22%
Alberto-Culver Company	59,386	1,627,770

Crude Petroleum & Natural Gas - 4.54%
Bill Barrett Corp. *	23,497	1,110,233
Cimarex Energy Company	57,902	3,169,556
Forest Oil Corp. *	61,839	3,027,637
Newfield Exploration Company *	91,978	4,861,037
Patterson-UTI Energy, Inc.	107,737	2,820,555
Pioneer Natural Resources Company	83,510	4,102,011
Plains Exploration & Production Company *	78,900	4,192,746
Quicksilver Resources, Inc. * (a)	71,882	2,625,850
Southwestern Energy Company *	239,180	8,057,974

		33,967,599
Domestic Oil - 1.12%
Denbury Resources, Inc. *	171,505	4,896,468
Encore Aquisition Company *	37,352	1,504,538
Frontier Oil Corp.	72,410	1,973,897

		8,374,903
Drugs & Health Care - 0.27%
Perrigo Company	54,310	2,049,116

Educational Services - 0.73%
Career Education Corp. *	63,263	804,705
Corinthian Colleges, Inc. *	59,519	430,323
DeVry, Inc.	41,929	1,754,309
ITT Educational Services, Inc. * (a)	20,545	943,632
Strayer Education, Inc.	10,091	1,538,878

		5,471,847
Electrical Equipment - 0.84%
AMETEK, Inc.	74,943	3,290,747
Hubbell, Inc., Class B	39,817	1,739,605

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
Varian, Inc. *	21,187	$1,227,151

		6,257,503
Electrical Utilities - 3.96%
Alliant Energy Corp.	79,477	2,782,490
Black Hills Corp.	26,453	946,488
DPL, Inc. (a)	79,460	2,037,354
Great Plains Energy, Inc.	60,350	1,487,628
Hawaiian Electric Industries, Inc. (a)	58,460	1,395,440
IDACORP, Inc. (a)	31,524	1,012,236
Northeast Utilities	108,526	2,663,228
NSTAR	74,709	2,273,395
OGE Energy Corp.	64,220	2,001,737
PNM Resources, Inc.	53,740	670,138
Puget Energy, Inc.	90,706	2,346,564
Quanta Services, Inc. *	119,657	2,772,453
Sierra Pacific Resources	163,598	2,066,243
Westar Energy, Inc.	68,373	1,556,853
Wisconsin Energy Corp.	81,792	3,598,030

		29,610,277
Electronics - 2.88%
Amphenol Corp., Class A	123,852	4,613,487
Arrow Electronics, Inc. *	86,011	2,894,270
Avnet, Inc. *	105,173	3,442,312
DRS Technologies, Inc.	28,931	1,686,099
Imation Corp.	21,928	498,643
Kemet Corp. *	58,748	237,342
Mentor Graphics Corp. *	62,769	554,250
Synopsys, Inc. *	99,244	2,253,831
Teleflex, Inc.	27,365	1,305,584
Thomas & Betts Corp. *	35,771	1,300,991
Vishay Intertechnology, Inc. *	130,341	1,180,890
Zebra Technologies Corp., Class A *	46,440	1,547,381

		21,515,080
Energy - 1.59%
Energen Corp.	50,139	3,123,660
Energy East Corp.	110,728	2,670,759
MDU Resources Group, Inc.	127,627	3,133,243
SCANA Corp.	81,604	2,985,074

		11,912,736
Financial Services - 2.69%
AmeriCredit Corp. * (a)	80,159	807,201
Apollo Investment Corp.	83,447	1,320,966
Broadridge Financial Solutions, Inc.	97,926	1,723,498
Eaton Vance Corp.	80,892	2,468,015
Fidelity National Financial, Inc., Class A	149,098	2,732,966
GATX Corp.	33,505	1,309,040
IndyMac Bancorp, Inc. (a)	56,584	280,657
Jefferies Group, Inc.	78,358	1,263,914
Raymond James Financial, Inc. (a)	67,173	1,543,636
SEI Investments Company	88,399	2,182,571
Synovus Financial Corp.	230,859	2,553,301
Waddell & Reed Financial, Inc., Class A	60,310	1,937,760

		20,123,525

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 1.49%
Corn Products International, Inc.	51,669	$1,918,987
Hansen Natural Corp. *	42,416	1,497,285
Hormel Foods Corp.	50,281	2,094,707
J.M. Smucker Company	38,882	1,967,818
PepsiAmericas, Inc.	41,393	1,056,763
Smithfield Foods, Inc. *	81,786	2,106,807
Tootsie Roll Industries, Inc. (a)	19,096	481,220

		11,123,587
Forest Products - 0.32%
Rayonier, Inc.	54,838	2,382,163

Funeral Services - 0.25%
Service Corporation International	183,131	1,856,948

Furniture & Fixtures - 0.05%
Furniture Brands International, Inc. (a)	33,923	396,899

Gas & Pipeline Utilities - 2.17%
AGL Resources, Inc.	53,467	1,834,987
Aquila, Inc. *	262,962	844,108
Equitable Resources, Inc.	85,442	5,032,534
National Fuel Gas Company	58,424	2,758,197
ONEOK, Inc.	72,788	3,248,528
Vectren Corp.	53,409	1,432,964
WGL Holdings, Inc.	34,599	1,109,244

		16,260,562
Healthcare Products - 4.81%
Advanced Medical Optics, Inc. * (a)	42,452	861,776
Beckman Coulter, Inc.	43,859	2,831,098
DENTSPLY International, Inc.	105,581	4,075,427
Edwards Lifesciences Corp. *	39,653	1,766,541
Gen-Probe, Inc. *	37,753	1,819,695
Henry Schein, Inc. *	62,693	3,598,578
Hillenbrand Industries, Inc.	43,539	2,081,164
Hologic, Inc. *	89,370	4,968,972
Intuitive Surgical, Inc. *	27,021	8,764,261
Kinetic Concepts, Inc. *	37,852	1,749,898
ResMed, Inc. *	54,337	2,291,935
STERIS Corp.	43,413	1,164,771

		35,974,116
Healthcare Services - 1.92%
Apria Healthcare Group, Inc. *	30,635	605,041
Cerner Corp. *	46,696	1,740,827
Covance, Inc. *	44,861	3,722,117
Health Net, Inc. *	77,154	2,376,343
Kindred Healthcare, Inc. *	20,920	457,521
Lincare Holdings, Inc. *	51,194	1,439,063
Omnicare, Inc.	85,176	1,546,796
Psychiatric Solutions, Inc. *	38,546	1,307,480
WellCare Health Plans, Inc. *	29,172	1,136,250

		14,331,438
Homebuilders - 0.89%
Hovnanian Enterprises, Inc., Class A * (a)	25,807	273,554
M.D.C. Holdings, Inc.	24,482	1,072,067
NVR, Inc. * (a)	3,680	2,198,800
Ryland Group, Inc.	29,544	971,702

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
Toll Brothers, Inc. *	89,815	$2,108,856

		6,624,979
Hotels & Restaurants - 0.96%
Bob Evans Farms, Inc.	21,679	598,124
Boyd Gaming Corp.	39,284	785,680
Brinker International, Inc.	70,777	1,312,913
CBRL Group, Inc.	15,484	553,863
Chipotle Mexican Grill, Inc., Class A * (a)	23,068	2,616,603
Ruby Tuesday, Inc.	36,172	271,290
The Cheesecake Factory, Inc. * (a)	48,403	1,054,701

		7,193,174
Household Products - 1.09%
Blyth, Inc.	16,883	332,933
Church & Dwight, Inc.	46,424	2,518,038
Energizer Holdings, Inc. *	40,194	3,636,753
Tupperware Brands Corp.	43,106	1,667,340

		8,155,064
Industrial Machinery - 3.71%
AGCO Corp. *	64,080	3,837,110
Crane Company	35,922	1,449,453
Donaldson Company, Inc.	49,273	1,984,716
Flowserve Corp.	40,096	4,185,221
FMC Technologies, Inc. *	90,899	5,171,244
Graco, Inc.	42,752	1,550,188
Grant Prideco, Inc. *	87,473	4,305,421
IDEX Corp.	57,068	1,751,417
Kennametal, Inc.	53,938	1,587,395
Lincoln Electric Holdings, Inc.	30,051	1,937,989

		27,760,154
Industrials - 0.98%
Fastenal Company (a)	87,617	4,024,249
Harsco Corp.	59,099	3,272,902

		7,297,151
Insurance - 3.61%
American Financial Group, Inc.	50,070	1,279,789
Arthur J. Gallagher & Company	64,386	1,520,797
Brown & Brown, Inc.	79,731	1,385,725
Commerce Group, Inc.	30,346	1,094,277
Everest Re Group, Ltd.	43,974	3,936,992
First American Corp.	64,354	2,184,175
Hanover Insurance Group, Inc.	36,309	1,493,752
HCC Insurance Holdings, Inc.	80,649	1,829,926
Horace Mann Educators Corp.	28,422	496,817
Mercury General Corp.	24,883	1,102,566
Old Republic International Corp.	161,208	2,081,195
PMI Group, Inc. (a)	56,741	330,233
Protective Life Corp.	49,122	1,992,388
Radian Group, Inc. (a)	56,235	369,464
Stancorp Financial Group, Inc.	34,282	1,635,594
Unitrin, Inc.	36,240	1,280,722
W.R. Berkley Corp.	108,899	3,015,413

		27,029,825

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.14%
Netflix, Inc. * (a)	31,244	$1,082,605

Internet Software - 0.76%
Digital River, Inc. *	28,385	879,083
F5 Networks, Inc. *	59,415	1,079,571
McAfee, Inc. *	113,524	3,756,509

		5,715,163
Leisure Time - 0.44%
Callaway Golf Company	46,361	680,580
International Speedway Corp., Class A	21,296	877,395
Life Time Fitness, Inc. * (a)	23,553	735,089
Scientific Games Corp., Class A *	45,738	965,529

		3,258,593
Life Sciences - 0.41%
Pharmaceutical Product Development, Inc.	73,459	3,077,932

Manufacturing - 2.32%
AptarGroup, Inc.	47,782	1,860,153
Carlisle Companies, Inc.	42,041	1,405,851
Lancaster Colony Corp.	14,725	588,411
Mine Safety Appliances Company	20,460	842,748
Nordson Corp.	23,534	1,267,306
Pentair, Inc.	69,447	2,215,359
Roper Industries, Inc.	62,468	3,713,098
SPX Corp.	37,296	3,912,350
Trinity Industries, Inc. (a)	56,935	1,517,318

		17,322,594
Medical-Hospitals - 1.05%
Community Health Systems, Inc. *	67,582	2,268,728
Health Management Associates, Inc., Class A *	170,090	899,776
LifePoint Hospitals, Inc. *	39,701	1,090,586
Universal Health Services, Inc., Class B	36,200	1,943,578
VCA Antech, Inc. *	59,248	1,620,433

		7,823,101
Metal & Metal Products - 1.09%
Commercial Metals Company	81,546	2,443,934
Matthews International Corp., Class A	21,694	1,046,736
Reliance Steel & Aluminum Company	44,112	2,640,544
Timken Company	67,014	1,991,656

		8,122,870
Mining - 0.51%
Cleveland-Cliffs, Inc.	31,594	3,785,593

Mobile Homes - 0.10%
Thor Industries, Inc. (a)	24,067	716,475

Newspapers - 0.04%
Lee Enterprises, Inc. (a)	28,039	280,670

Office Furnishings & Supplies - 0.24%
Herman Miller, Inc.	39,597	972,898
HNI Corp. (a)	31,115	836,683

		1,809,581
Paper - 0.28%
Potlatch Corp.	27,411	1,131,252
Temple-Inland, Inc.	74,335	945,541

		2,076,793

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 1.98%
Exterran Holdings, Inc. *	45,680	$2,948,187
Helmerich & Payne, Inc.	72,509	3,398,497
Pride International, Inc. *	116,909	4,085,970
Superior Energy Services, Inc. *	56,500	2,238,530
Tidewater, Inc.	38,376	2,114,901

		14,786,085
Pharmaceuticals - 1.19%
Endo Pharmaceutical Holdings, Inc. *	93,830	2,246,290
Medicis Pharmaceutical Corp., Class A	39,421	776,200
Par Pharmaceutical Companies, Inc. *	24,170	420,316
PDL BioPharma, Inc. *	81,719	865,404
Sepracor, Inc. *	78,362	1,529,626
Valeant Pharmaceuticals International * (a)	63,644	816,553
Vertex Pharmaceuticals, Inc. *	93,005	2,221,889

		8,876,278
Publishing - 0.41%
American Greetings Corp., Class A	36,503	677,131
John Wiley & Sons, Inc., Class A	31,473	1,249,478
Media General, Inc., Class A (a)	15,988	224,152
Scholastic Corp. *	18,294	553,759
Valassis Communications, Inc. * (a)	33,606	364,625

		3,069,145
Railroads & Equipment - 0.46%
Kansas City Southern *	53,945	2,163,734
Wabtec Corp.	34,058	1,282,624

		3,446,358
Real Estate - 5.69%
Alexandria Real Estate Equities, Inc., REIT (a)	22,396	2,076,557
AMB Property Corp., REIT	68,477	3,726,518
BRE Properties, Inc., Class A, REIT	35,660	1,624,670
Camden Property Trust, REIT	36,858	1,850,272
Cousins Properties, Inc., REIT (a)	25,825	638,136
Duke Realty Corp., REIT	102,335	2,334,261
Equity One, Inc., REIT	25,848	619,577
Federal Realty Investment Trust, REIT	41,097	3,203,511
Health Care, Inc., REIT (a)	62,084	2,801,851
Highwoods Properties, Inc., REIT	39,987	1,242,396
Hospitality Properties Trust, REIT	65,675	2,234,263
Jones Lang LaSalle, Inc.	22,228	1,719,114
Liberty Property Trust, REIT	64,394	2,003,297
Mack-California Realty Corp., REIT	45,931	1,640,196
Nationwide Health Properties, Inc., REIT	66,619	2,248,391
Realty Income Corp., REIT (a)	70,847	1,815,100
Regency Centers Corp., REIT	48,675	3,152,193
The Macerich Company, REIT	50,598	3,555,521
UDR, Inc., REIT	93,273	2,287,054
Weingarten Realty Investors, REIT (a)	52,158	1,796,322

		42,569,200
Retail Grocery - 0.13%
Ruddick Corp.	25,998	958,286

Retail Trade - 4.78%
99 Cents Only Stores *	32,833	324,718
Advance Auto Parts, Inc.	66,112	2,251,114
Aeropostale, Inc. *	46,818	1,269,236

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
American Eagle Outfitters, Inc.	149,659	$2,620,529
AnnTaylor Stores Corp. *	42,917	1,037,733
Barnes & Noble, Inc.	33,651	1,031,403
BJ's Wholesale Club, Inc. *	44,828	1,599,911
Borders Group, Inc. (a)	41,095	241,228
CarMax, Inc. * (a)	152,741	2,966,230
Charming Shoppes, Inc. * (a)	81,624	394,244
Chico's FAS, Inc. * (a)	123,213	876,044
Coldwater Creek, Inc. * (a)	41,916	211,676
Collective Brands, Inc. *	45,819	555,326
Dick's Sporting Goods, Inc. *	58,235	1,559,533
Dollar Tree, Inc. *	64,315	1,774,451
Foot Locker, Inc.	108,050	1,271,748
MSC Industrial Direct Company, Inc., Class A	33,263	1,405,362
NBTY, Inc. *	39,267	1,176,047
Pacific Sunwear of California, Inc. *	49,472	623,842
PetSmart, Inc.	89,991	1,839,416
Regis Corp.	30,831	847,544
Rent-A-Center, Inc. *	46,662	856,248
Ross Stores, Inc.	94,761	2,839,040
Saks, Inc. *	99,142	1,236,301
United Rentals, Inc. *	53,135	1,001,063
Urban Outfitters, Inc. *	78,965	2,475,553
Williams-Sonoma, Inc. (a)	61,584	1,492,796

		35,778,336
Sanitary Services - 1.09%
Aqua America, Inc. (a)	93,327	1,752,681
Republic Services, Inc.	110,406	3,228,271
Stericycle, Inc. *	61,193	3,151,440

		8,132,392
Semiconductors - 2.21%
Atmel Corp. *	310,507	1,080,564
Cree, Inc. *	61,178	1,710,537
Cypress Semiconductor Corp. *	106,814	2,521,879
Fairchild Semiconductor International, Inc. *	87,114	1,038,399
Integrated Device Technology, Inc. *	132,990	1,187,601
International Rectifier Corp. *	50,722	1,090,523
Intersil Corp., Class A	88,632	2,275,183
Lam Research Corp. *	87,083	3,328,312
Semtech Corp. *	44,923	643,747
Silicon Laboratories, Inc. *	36,868	1,162,817
Triquint Semiconductor, Inc. *	100,020	506,101

		16,545,663
Software - 1.18%
ACI Worldwide, Inc. *	25,148	500,948
Activision, Inc. *	205,583	5,614,472
Advent Software, Inc. *	12,517	533,474
Macrovision Corp. *	37,822	510,597
Sybase, Inc. *	62,379	1,640,568

		8,800,059
Steel - 0.94%
Carpenter Technology Corp.	34,436	1,927,383
Steel Dynamics, Inc.	131,894	4,357,778

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Steel (continued)
Worthington Industries, Inc. (a)	46,213	$779,613

		7,064,774
Telecommunications Equipment &
Services - 0.92%
ADC Telecommunications, Inc. *	82,319	994,414
ADTRAN, Inc.	39,558	731,823
CommScope, Inc. *	47,048	1,638,682
NeuStar, Inc., Class A *	54,126	1,433,256
Plantronics, Inc.	34,171	659,842
Polycom, Inc. *	61,635	1,389,253

		6,847,270
Telephone - 0.72%
Cincinnati Bell, Inc. *	173,731	740,094
Harris Corp.	95,478	4,633,547

		5,373,641
Tobacco - 0.17%
Universal Corp.	19,018	1,246,250

Transportation - 0.55%
Alexander & Baldwin, Inc.	28,893	1,244,711
Con-way, Inc.	31,721	1,569,555
Overseas Shipholding Group, Inc.	18,980	1,329,359

		4,143,625
Trucking & Freight - 0.65%
J.B. Hunt Transport Services, Inc.	60,192	1,891,835
Oshkosh Truck Corp.	51,910	1,883,295
Werner Enterprises, Inc.	31,125	577,680
YRC Worldwide, Inc. * (a)	39,728	521,231

		4,874,041

TOTAL COMMON STOCKS (Cost $772,627,964)		$714,073,523

SHORT TERM INVESTMENTS - 12.01%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$59,181,827	$59,181,827
Lloyds Bank PLC
2.70% due 04/01/2008	30,644,000	30,644,000

TOTAL SHORT TERM INVESTMENTS
(Cost $89,825,827)		$89,825,827

Total Investments (Mid Cap Index Trust)
(Cost $862,453,791) - 107.52%		$803,899,350
Liabilities in Excess of Other Assets - (7.52)%		(56,208,860)

TOTAL NET ASSETS - 100.00%		$747,690,490

Mid Cap Intersection Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.11%

Aerospace - 1.34%
Alliant Techsystems, Inc. *	10,300	$1,066,359
Teledyne Technologies, Inc. *	14,700	690,900

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
Woodward Governor Company	61,000	$1,629,920

		3,387,179
Air Travel - 0.26%
SkyWest, Inc.	31,000	654,720

Apparel & Textiles - 0.48%
Crocs, Inc. *	17,800	310,966
The Warnaco Group, Inc. *	23,290	918,558

		1,229,524
Auto Parts - 0.87%
BorgWarner, Inc.	51,300	2,207,439

Banking - 0.89%
Huntington BancShares, Inc.	91,200	980,400
Sovereign Bancorp, Inc.	45,600	424,992
Toronto-Dominion Bank *	14,062	862,709

		2,268,101
Biotechnology - 3.06%
Bio-Rad Laboratories, Inc., Class A *	17,700	1,574,415
Cephalon, Inc. *	58,617	3,774,935
Millennium Pharmaceuticals, Inc. *	156,321	2,416,722

		7,766,072
Building Materials & Construction - 1.07%
Armstrong World Industries, Inc. *	28,300	1,009,178
Foster Wheeler, Ltd. *	10,600	600,172
Lennox International, Inc.	31,000	1,115,070

		2,724,420
Business Services - 3.15%
Deluxe Corp.	44,600	856,766
DST Systems, Inc. *	32,614	2,144,044
Manpower, Inc.	75,184	4,229,852
Sotheby's	26,100	754,551

		7,985,213
Cellular Communications - 0.57%
Telephone & Data Systems, Inc.	36,771	1,443,997

Chemicals - 3.40%
Celanese Corp., Series A	26,300	1,027,015
CF Industries Holdings, Inc.	37,800	3,916,836
FMC Corp.	32,020	1,776,790
Terra Industries, Inc. *	30,800	1,094,324
W. R. Grace & Company *	35,600	812,392

		8,627,357
Commercial Services - 0.23%
Shaw Group, Inc. *	12,600	593,964

Computers & Business Equipment - 2.03%
Avocent Corp. *	65,000	1,098,500
Ingram Micro, Inc., Class A *	167,876	2,657,477
Tech Data Corp. *	14,400	472,320
Western Digital Corp. *	33,900	916,656

		5,144,953
Containers & Glass - 1.62%
Owens-Illinois, Inc. *	72,900	4,113,747

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 5.19%
Cimarex Energy Company	30,808	$1,686,430
Noble Energy, Inc.	70,660	5,144,048
Sunoco, Inc.	13,900	729,333
Unit Corp. *	80,400	4,554,660
W&T Offshore, Inc.	30,600	1,043,766

		13,158,237
Domestic Oil - 1.74%
Denbury Resources, Inc. *	55,800	1,593,090
Encore Aquisition Company *	23,100	930,468
Frontier Oil Corp.	46,800	1,275,768
St. Mary Land & Exploration Company	16,000	616,000

		4,415,326
Drugs & Health Care - 0.95%
Perrigo Company	50,690	1,912,534
XenoPort, Inc. *	12,100	489,687

		2,402,221
Educational Services - 1.57%
Apollo Group, Inc., Class A *	10,200	440,640
DeVry, Inc.	27,800	1,163,152
ITT Educational Services, Inc. *	51,987	2,387,763

		3,991,555
Electrical Equipment - 0.36%
GrafTech International, Ltd. *	19,100	309,611
Wesco International, Inc. *	16,700	609,383

		918,994
Electrical Utilities - 1.58%
CenterPoint Energy, Inc.	81,980	1,169,855
Pepco Holdings, Inc.	85,192	2,105,946
Sierra Pacific Resources	58,400	737,592

		4,013,393
Electronics - 3.42%
Amphenol Corp., Class A	57,021	2,124,032
Arrow Electronics, Inc. *	31,338	1,054,524
Avnet, Inc. *	53,370	1,746,800
Belden, Inc.	25,600	904,192
Mentor Graphics Corp. *	69,791	616,254
Synopsys, Inc. *	58,900	1,337,619
Vishay Intertechnology, Inc. *	97,477	883,142

		8,666,563
Energy - 2.56%
Energen Corp.	39,200	2,442,160
MDU Resources Group, Inc.	139,729	3,430,347
SCANA Corp.	17,000	621,860

		6,494,367
Financial Services - 2.82%
Affiliated Managers Group, Inc. *	13,500	1,224,990
CIT Group, Inc.	22,260	263,781
IntercontinentalExchange, Inc. *	5,900	769,950
UMB Financial Corp.	61,500	2,533,800
Waddell & Reed Financial, Inc., Class A	73,390	2,358,021

		7,150,542

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 1.24%
Hansen Natural Corp. *	15,500	$547,150
Hormel Foods Corp.	32,868	1,369,281
Pepsi Bottling Group, Inc.	36,100	1,224,151

		3,140,582
Gas & Pipeline Utilities - 2.49%
National Fuel Gas Company	22,000	1,038,620
Questar Corp.	33,000	1,866,480
UGI Corp.	137,280	3,421,018

		6,326,118
Healthcare Products - 2.31%
Beckman Coulter, Inc.	50,255	3,243,960
Bruker BioSciences Corp. *	44,300	681,777
Intuitive Surgical, Inc. *	6,000	1,946,100

		5,871,837
Healthcare Services - 2.46%
Coventry Health Care, Inc. *	69,200	2,792,220
Health Net, Inc. *	83,428	2,569,582
Kindred Healthcare, Inc. *	40,430	884,204

		6,246,006
Homebuilders - 0.16%
NVR, Inc. *	700	418,250

Hotels & Restaurants - 0.53%
Darden Restaurants, Inc.	41,000	1,334,550

Household Products - 1.51%
Church & Dwight, Inc.	22,203	1,204,291
Newell Rubbermaid, Inc.	42,300	967,401
Tupperware Brands Corp.	43,100	1,667,108

		3,838,800
Industrial Machinery - 4.70%
AGCO Corp. *	40,640	2,433,523
Crane Company	9,300	375,255
Flowserve Corp.	7,200	751,536
FMC Technologies, Inc. *	18,500	1,052,465
Gardner Denver, Inc. *	69,800	2,589,580
Parker-Hannifin Corp.	18,900	1,309,203
The Manitowoc Company, Inc.	58,100	2,370,480
W.W. Grainger, Inc.	13,800	1,054,182

		11,936,224
Industrials - 0.56%
Harsco Corp.	25,839	1,430,964

Insurance - 5.29%
Allied World Assurance Holdings, Ltd.	76,400	3,033,080
Assurant, Inc.	31,500	1,917,090
Axis Capital Holdings, Ltd.	115,300	3,917,894
Everest Re Group, Ltd.	50,745	4,543,200

		13,411,264
Internet Retail - 1.10%
Netflix, Inc. *	80,257	2,780,905

Internet Software - 0.90%
McAfee, Inc. *	68,869	2,278,875

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time - 0.56%
Callaway Golf Company	61,800	$907,224
Regal Entertainment Group, Class A	26,400	509,256

		1,416,480
Manufacturing - 1.90%
Acuity Brands, Inc.	28,870	1,239,966
Barnes Group, Inc.	28,900	663,255
Ceradyne, Inc. *	18,460	589,982
SPX Corp.	22,100	2,318,290

		4,811,493
Medical-Hospitals - 1.28%
LifePoint Hospitals, Inc. *	62,446	1,715,392
Universal Health Services, Inc., Class B	28,500	1,530,165

		3,245,557
Metal & Metal Products - 2.49%
Commercial Metals Company	42,366	1,269,709
Precision Castparts Corp.	33,480	3,417,638
Reliance Steel & Aluminum Company	27,316	1,635,136

		6,322,483
Mining - 1.16%
Cleveland-Cliffs, Inc.	24,600	2,947,572

Office Furnishings & Supplies - 0.47%
Herman Miller, Inc.	16,358	401,916
HNI Corp.	29,400	790,566

		1,192,482
Petroleum Services - 2.11%
Pride International, Inc. *	94,430	3,300,329
SEACOR Holdings, Inc. *	12,400	1,058,464
Superior Energy Services, Inc. *	24,900	986,538

		5,345,331
Pharmaceuticals - 2.39%
Alkermes, Inc. *	114,900	1,365,012
Amylin Pharmaceuticals, Inc. *	45,300	1,323,213
Barr Pharmaceuticals, Inc. *	18,100	874,411
Vertex Pharmaceuticals, Inc. *	60,256	1,439,516
Watson Pharmaceuticals, Inc. *	36,200	1,061,384

		6,063,536
Publishing - 0.53%
American Greetings Corp., Class A	44,500	825,475
Scholastic Corp. *	17,100	517,617

		1,343,092
Real Estate - 4.46%
AMB Property Corp., REIT	23,600	1,284,312
Annaly Capital Management, Inc., REIT	83,890	1,285,195
Douglas Emmett, Inc., REIT	53,890	1,188,813
Forest City Enterprises, Inc., Class A	28,800	1,059,840
Hospitality Properties Trust, REIT	60,200	2,048,004
Host Hotels & Resorts, Inc., REIT	94,600	1,506,032
National Retail Properties, Inc., REIT	63,000	1,389,150
Sunstone Hotel Investors, Inc., REIT	97,400	1,559,374

		11,320,720
Retail Grocery - 1.00%
Ruddick Corp.	20,200	744,572

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery (continued)
SUPERVALU, Inc.	59,900	$1,795,802

		2,540,374
Retail Trade - 5.88%
Abercrombie & Fitch Company, Class A	42,700	3,123,078
Aeropostale, Inc. *	61,485	1,666,858
American Eagle Outfitters, Inc.	70,534	1,235,050
BJ's Wholesale Club, Inc. *	86,900	3,101,461
Dollar Tree, Inc. *	50,096	1,382,149
Fossil, Inc. *	16,000	488,640
GameStop Corp., Class A *	20,310	1,050,230
J. Crew Group, Inc. *	48,520	2,143,128
Longs Drug Stores Corp.	16,960	720,122

		14,910,716
Semiconductors - 3.52%
Emulex Corp. *	45,100	732,424
Lam Research Corp. *	143,245	5,474,824
MKS Instruments, Inc. *	35,400	757,560
Varian Semiconductor Equipment
Associates, Inc. *	70,050	1,971,907

		8,936,715
Software - 1.64%
Activision, Inc. *	44,900	1,226,219
Autodesk, Inc. *	14,500	456,460
BMC Software, Inc. *	35,400	1,151,208
Sybase, Inc. *	50,741	1,334,488

		4,168,375
Steel - 0.85%
Steel Dynamics, Inc.	65,600	2,167,424

Telecommunications Equipment &
Services - 1.39%
CommScope, Inc. *	83,430	2,905,867
NeuStar, Inc., Class A *	23,668	626,729

		3,532,596
Telephone - 1.37%
CenturyTel, Inc.	51,800	1,721,832
Harris Corp.	35,981	1,746,158

		3,467,990
Toys, Amusements & Sporting Goods - 0.48%
Hasbro, Inc.	43,700	1,219,230

Transportation - 0.39%
Overseas Shipholding Group, Inc.	14,000	980,560

Trucking & Freight - 0.83%
Landstar Systems, Inc.	18,500	964,960
Werner Enterprises, Inc.	61,460	1,140,698

		2,105,658

TOTAL COMMON STOCKS (Cost $271,196,706)		$246,410,643

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.89%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$7,330,326 on 04/01/2008,
collateralized by $7,535,000
Federal Home Loan Mortgage
Corp., 1.00% due 07/11/2022
(valued at $7,478,488, including
interest)	$7,330,000	$7,330,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,330,000)		$7,330,000

Total Investments (Mid Cap Intersection Trust)
(Cost $278,526,706) - 100.00%		$253,740,643
Liabilities in Excess of Other Assets - 0.00%		(4,446)

TOTAL NET ASSETS - 100.00%		$253,736,197

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.14%

Advertising - 1.45%
Focus Media Holding, Ltd., ADR * (a)	418,700	$14,717,305

Aerospace - 1.29%
Teledyne Technologies, Inc. *	277,400	13,037,800

Agriculture - 1.12%
Bunge, Ltd. (a)	130,500	11,337,840

Apparel & Textiles - 0.67%
Liz Claiborne, Inc.	375,244	6,810,679

Auto Parts - 0.84%
LKQ Corp. *	380,300	8,545,341

Automobiles - 1.07%
PACCAR, Inc.	241,700	10,876,500

Banking - 1.50%
Huntington BancShares, Inc.	303,000	3,257,250
Julius Baer Holding AG	162,200	11,972,725

		15,229,975
Biotechnology - 3.02%
Cephalon, Inc. * (a)	245,183	15,789,785
Charles River Laboratories International, Inc. *	250,200	14,746,788

		30,536,573
Business Services - 3.45%
DST Systems, Inc. * (a)	125,300	8,237,222
Global Payments, Inc.	148,500	6,141,960
Iron Mountain, Inc. *	244,300	6,459,292
Net 1 UEPS Technologies, Inc. *	398,600	8,988,430
Sotheby's	175,600	5,076,596

		34,903,500
Chemicals - 2.70%
FMC Corp.	182,900	10,149,121
Kingboard Chemical Holdings, Ltd.	2,318,200	8,260,769

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Terra Industries, Inc. *	251,100	$8,921,583

		27,331,473
Coal - 3.32%
Arch Coal, Inc.	379,200	16,495,200
CONSOL Energy, Inc.	247,200	17,103,768

		33,598,968
Computer Services - 1.15%
NetApp, Inc. *	579,900	11,626,995

Containers & Glass - 3.36%
Owens-Illinois, Inc. *	187,050	10,555,231
Rexam PLC	1,346,980	11,407,088
Sealed Air Corp.	479,500	12,107,375

		34,069,694
Crude Petroleum & Natural Gas - 5.93%
Chesapeake Energy Corp.	439,672	20,290,863
EOG Resources, Inc.	130,300	15,636,000
Forest Oil Corp. *	224,900	11,011,104
Ultra Petroleum Corp. *	169,500	13,136,250

		60,074,217
Drugs & Health Care - 1.44%
Shionogi & Company, Ltd.	716,753	12,326,549
Zymogenetics, Inc. * (a)	232,600	2,279,480

		14,606,029
Educational Services - 1.03%
Apollo Group, Inc., Class A *	241,500	10,432,800

Electrical Equipment - 1.79%
FLIR Systems, Inc. *	601,700	18,105,153

Electronics - 0.93%
Safran SA	458,548	9,407,117

Energy - 1.28%
Covanta Holding Corp. *	471,100	12,955,250

Financial Services - 5.29%
Interactive Data Corp.	467,900	13,321,113
Invesco, Ltd. (a)	473,700	11,539,332
MF Global, Ltd. *	544,350	5,394,509
Washington Mutual, Inc.	424,100	4,368,230
Western Union Company	892,990	18,993,897

		53,617,081
Food & Beverages - 0.92%
Hansen Natural Corp. *	263,400	9,298,020

Healthcare Products - 5.46%
Hologic, Inc. * (a)	175,600	9,763,360
Mindray Medical International, Ltd., ADR (a)	327,100	9,466,274
St. Jude Medical, Inc. *	366,100	15,811,859
The Medicines Company *	208,661	4,214,952
Zimmer Holdings, Inc. *	205,900	16,031,374

		55,287,819
Healthcare Services - 2.68%
Coventry Health Care, Inc. *	254,300	10,261,005
McKesson Corp.	322,700	16,899,799

		27,160,804

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products - 1.90%
Jarden Corp. *	717,604	$15,600,711
Newell Rubbermaid, Inc.	159,300	3,643,191

		19,243,902
Industrial Machinery - 3.97%
Cummins, Inc.	332,100	15,548,922
Flowserve Corp.	94,540	9,868,085
Pall Corp.	422,200	14,806,554

		40,223,561
Internet Service Provider - 1.03%
Equinix, Inc. * (a)	156,700	10,418,983

Internet Software - 3.16%
McAfee, Inc. *	496,300	16,422,567
VeriSign, Inc. *	468,900	15,586,236

		32,008,803
Leisure Time - 1.13%
DreamWorks Animation SKG, Inc., Class A *	442,961	11,419,535

Life Sciences - 1.11%
Pharmaceutical Product Development, Inc.	267,800	11,220,820

Manufacturing - 2.69%
Mine Safety Appliances Company (a)	320,045	13,182,653
Snap-on, Inc.	277,100	14,090,535

		27,273,188
Metal & Metal Products - 1.36%
Cameco Corp. (a)	417,648	13,757,325

Mining - 2.03%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	102,430	9,855,815
Kinross Gold Corp. (a)	486,200	10,749,882

		20,605,697
Pharmaceuticals - 4.76%
Alkermes, Inc. *	387,499	4,603,488
Amylin Pharmaceuticals, Inc. *	328,733	9,602,291
Auxilium Pharmaceuticals, Inc. * (a)	188,600	5,043,164
Barr Pharmaceuticals, Inc. *	274,960	13,283,318
Elan Corp. PLC, SADR *	491,500	10,252,690
Regeneron Pharmaceuticals, Inc. *	283,000	5,430,770

		48,215,721
Railroads & Equipment - 0.77%
Kansas City Southern *	193,900	7,777,329

Retail Grocery - 0.74%
SUPERVALU, Inc.	248,800	7,459,024

Retail Trade - 6.38%
Advance Auto Parts, Inc.	307,700	10,477,185
BJ's Wholesale Club, Inc. *	524,789	18,729,719
Dick's Sporting Goods, Inc. *	258,800	6,930,664
Kohl's Corp. *	251,600	10,791,124
Staples, Inc.	229,000	5,063,190
The Gap, Inc.	640,400	12,603,072

		64,594,954
Semiconductors - 2.03%
Lam Research Corp. *	269,000	10,281,180

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Marvell Technology Group, Ltd. *	943,300	$10,263,104

		20,544,284
Software - 4.45%
BMC Software, Inc. *	400,400	13,021,008
Citrix Systems, Inc. *	172,600	5,062,358
Nuance Communications, Inc. * (a)	795,000	13,840,950
UbiSoft Entertainment SA *	153,123	13,189,844

		45,114,160
Steel - 2.71%
Steel Dynamics, Inc.	319,200	10,546,368
United States Steel Corp.	133,200	16,899,084

		27,445,452
Telecommunications Equipment &
Services - 0.93%
NICE Systems, Ltd., ADR *	332,700	9,388,794

Toys, Amusements & Sporting Goods - 1.39%
Marvel Entertainment, Inc. * (a)	527,100	14,121,009

Transportation - 1.91%
Aircastle, Ltd. (a)	0	0
C.H. Robinson Worldwide, Inc.	202,300	11,005,120
Con-way, Inc.	169,500	8,386,860

		19,391,980

TOTAL COMMON STOCKS (Cost $967,680,028)		$973,791,454

SHORT TERM INVESTMENTS - 14.30%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$144,876,226	$144,876,226

TOTAL SHORT TERM INVESTMENTS
(Cost $144,876,226)		$144,876,226

REPURCHASE AGREEMENTS - 2.98%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2008 at
2.50% to be repurchased at
$30,202,097 on 04/01/2008,
collateralized by $37,908,038
Federal Home Loan Mortgage
Corp., 6.50% due 04/01/2036
(valued at $30,804,001, including
interest)	$30,200,000	$30,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,200,000)		$30,200,000

Total Investments (Mid Cap Stock Trust)
(Cost $1,142,756,254) - 113.42%		$1,148,867,680
Liabilities in Excess of Other Assets - (13.42)%		(135,951,985)

TOTAL NET ASSETS - 100.00%		$1,012,915,695

Mid Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.10%

Advertising - 3.09%
Interpublic Group of Companies, Inc. *	1,491,494	$12,543,464

Agriculture - 1.25%
Monsanto Company	18,204	2,029,746
The Mosaic Company *	29,571	3,033,985

		5,063,731
Auto Parts - 2.20%
ArvinMeritor, Inc.	173,700	2,172,987
Genuine Parts Company	168,207	6,765,285

		8,938,272
Banking - 0.66%
Comerica, Inc.	14,300	501,644
Fifth Third Bancorp	33,700	705,004
M&T Bank Corp.	8,100	651,888
Zions Bancorp	17,700	806,235

		2,664,771
Building Materials & Construction - 1.12%
KBR, Inc.	114,218	3,167,265
Owens Corning, Inc. * (a)	76,800	1,392,384

		4,559,649
Business Services - 4.07%
Arbitron, Inc. (a)	106,300	4,587,908
R.H. Donnelley Corp. *	431,347	2,182,616
R.R. Donnelley & Sons Company	321,761	9,752,576

		16,523,100
Chemicals - 3.70%
Chemtura Corp.	686,369	5,037,949
Eastman Chemical Company	126,838	7,921,033
Valspar Corp.	103,100	2,045,504

		15,004,486
Containers & Glass - 4.21%
Ball Corp.	190,178	8,736,777
Pactiv Corp. *	317,327	8,317,141

		17,053,918
Crude Petroleum & Natural Gas - 2.00%
EOG Resources, Inc.	67,485	8,098,200

Domestic Oil - 1.94%
Range Resources Corp.	123,800	7,855,110

Electrical Equipment - 1.11%
Hubbell, Inc., Class B	102,563	4,480,977

Electrical Utilities - 7.27%
Ameren Corp.	226,958	9,995,230
CMS Energy Corp.	626,877	8,487,915
Northeast Utilities	386,879	9,494,011
Puget Energy, Inc.	58,643	1,517,094

		29,494,250
Food & Beverages - 5.26%
Coca-Cola Enterprises, Inc.	375,544	9,088,165
Dean Foods Company *	285,100	5,727,659
Smithfield Foods, Inc. *	253,504	6,530,263

		21,346,087

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 4.55%
NiSource, Inc.	605,449	$10,437,941
Southwest Gas Corp.	69,255	1,936,370
Transocean, Inc. *	44,851	6,063,855

		18,438,166
Healthcare Products - 1.24%
Covidien, Ltd.	113,305	5,013,746

Healthcare Services - 0.93%
Healthsouth Corp. * (a)	211,115	3,755,736

Hotels & Restaurants - 1.22%
Brinker International, Inc.	266,752	4,948,250

Household Products - 0.49%
Newell Rubbermaid, Inc.	87,521	2,001,605

Industrial Machinery - 1.81%
Cummins, Inc.	84,632	3,962,470
W.W. Grainger, Inc.	44,312	3,384,994

		7,347,464
Insurance - 4.93%
ACE, Ltd.	99,437	5,475,001
Aetna, Inc.	22,572	950,056
Conseco, Inc. *	566,837	5,781,737
PartnerRe, Ltd.	102,285	7,804,346

		20,011,140
Internet Software - 3.12%
McAfee, Inc. *	353,546	11,698,837
Openwave Systems, Inc. *	386,800	947,660

		12,646,497
Manufacturing - 2.29%
Pentair, Inc.	53,700	1,713,030
Snap-on, Inc.	149,066	7,580,006

		9,293,036
Metal & Metal Products - 1.85%
Timken Company	252,056	7,491,104

Office Furnishings & Supplies - 1.63%
OfficeMax, Inc.	345,755	6,617,751

Paper - 2.07%
AbitibiBowater, Inc. *	301,826	3,896,574
MeadWestvaco Corp.	164,921	4,489,149

		8,385,723
Petroleum Services - 1.89%
Halliburton Company	194,606	7,653,854

Pharmaceuticals - 4.56%
King Pharmaceuticals, Inc. *	915,671	7,966,338
Mylan, Inc. * (a)	907,512	10,527,139

		18,493,477
Publishing - 1.08%
Gannett Company, Inc.	95,900	2,785,895
Idearc, Inc. (a)	438,600	1,596,504

		4,382,399
Retail Grocery - 2.95%
Safeway, Inc.	206,027	6,046,892

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery (continued)
The Kroger Company	232,700	$5,910,580

		11,957,472
Retail Trade - 2.03%
Foot Locker, Inc.	340,474	4,007,379
Macy's, Inc.	183,448	4,230,311

		8,237,690
Sanitary Services - 1.29%
Allied Waste Industries, Inc. *	482,900	5,220,149

Software - 1.57%
Sybase, Inc. *	242,744	6,384,167

Telecommunications Equipment &
Services - 8.79%
ADC Telecommunications, Inc. *	424,053	5,122,560
Embarq Corp.	284,200	11,396,420
JDS Uniphase Corp. *	1,024,225	13,714,373
Tellabs, Inc. *	992,500	5,409,125

		35,642,478
Telephone - 6.60%
CenturyTel, Inc.	195,447	6,496,658
Qwest Communications International, Inc. (a)	2,576,012	11,669,335
Windstream Corp.	719,600	8,599,220

		26,765,213
Tires & Rubber - 1.33%
Goodyear Tire & Rubber Company *	208,300	5,374,140

TOTAL COMMON STOCKS (Cost $466,000,607)		$389,687,272

SHORT TERM INVESTMENTS - 7.45%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$30,215,292	$30,215,292

TOTAL SHORT TERM INVESTMENTS
(Cost $30,215,292)		$30,215,292

REPURCHASE AGREEMENTS - 3.77%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$15,288,679 on 04/01/2008,
collateralized by $14,510,000
Federal Home Loan Mortgage
Corp., 5.00% due 01/02/2015
(valued at $15,598,250, including
interest)	$15,288,000	$15,288,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,288,000)		$15,288,000

Total Investments (Mid Cap Value Trust)
(Cost $511,503,899) - 107.32%		$435,190,564
Liabilities in Excess of Other Assets - (7.32)%		(29,687,728)

TOTAL NET ASSETS - 100.00%		$405,502,836

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.51%

Advertising - 0.50%
Interpublic Group of Companies, Inc. *	68,225	$573,772

Aerospace - 1.71%
Goodrich Corp.	28,224	1,623,162
Spirit Aerosystems Holdings, Inc., Class A *	14,267	316,442

		1,939,604
Agriculture - 1.11%
The Mosaic Company *	12,349	1,267,007

Air Travel - 1.26%
AMR Corp. *	29,074	262,248
Continental Airlines, Inc., Class B *	15,229	292,854
Delta Air Lines, Inc. *	25,357	218,070
Northwest Airlines Corp. *	25,561	229,793
UAL Corp. *	7,270	156,523
US Airways Group, Inc. *	30,712	273,644

		1,433,132
Apparel & Textiles - 1.99%
Liz Claiborne, Inc.	20,912	379,553
Mohawk Industries, Inc. * (a)	8,074	578,179
VF Corp.	16,870	1,307,594

		2,265,326
Auto Parts - 2.29%
ArvinMeritor, Inc.	48,357	604,946
Genuine Parts Company	6,464	259,982
Johnson Controls, Inc.	14,651	495,204
Magna International, Inc., Class A	7,977	575,541
WABCO Holdings, Inc.	14,784	674,446

		2,610,119
Automobiles - 3.01%
Ford Motor Company * (a)	477,749	2,732,724
General Motors Corp. (a)	36,160	688,848

		3,421,572
Building Materials & Construction - 0.61%
Chicago Bridge & Iron Company N.V.	17,574	689,604

Business Services - 2.98%
Computer Sciences Corp. *	21,076	859,690
Deluxe Corp.	15,768	302,903
Dun & Bradstreet Corp.	4,454	362,466
Electronic Data Systems Corp.	49,818	829,470
Fluor Corp.	5,500	776,380
Pitney Bowes, Inc.	7,484	262,090

		3,392,999
Chemicals - 3.75%
Eastman Chemical Company	29,489	1,841,588
Lubrizol Corp.	20,249	1,124,022
PPG Industries, Inc.	21,465	1,298,847

		4,264,457
Construction & Mining Equipment - 0.46%
National Oilwell Varco, Inc. *	9,017	526,412

Construction Materials - 1.47%
Trane, Inc.	26,990	1,238,841

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials (continued)
USG Corp. * (a)	11,869	$437,017

		1,675,858
Crude Petroleum & Natural Gas - 5.84%
Chesapeake Energy Corp.	14,799	682,974
Hess Corp.	6,053	533,753
Newfield Exploration Company *	29,491	1,558,599
Pioneer Natural Resources Company	26,352	1,294,410
Southwestern Energy Company *	60,378	2,034,135
Sunoco, Inc.	10,280	539,392

		6,643,263
Electrical Equipment - 1.66%
A.O. Smith Corp.	16,260	534,466
Cooper Industries, Ltd., Class A	33,768	1,355,785

		1,890,251
Electrical Utilities - 1.00%
Consolidated Edison, Inc.	7,021	278,734
DTE Energy Company	7,255	282,147
Mirant Corp. *	8,258	300,509
Pinnacle West Capital Corp.	7,867	275,974

		1,137,364
Electronics - 2.31%
Agilent Technologies, Inc. *	28,076	837,507
Celestica, Inc. *	123,446	829,557
Flextronics International, Ltd. *	102,465	962,147

		2,629,211
Energy - 2.04%
Energy East Corp.	16,545	399,065
McDermott International, Inc. *	13,485	739,248
Sempra Energy	22,078	1,176,316

		2,314,629
Financial Services - 0.28%
Invesco, Ltd.	13,153	320,407

Forest Products - 0.80%
Rayonier, Inc.	20,928	909,112

Gas & Pipeline Utilities - 3.85%
El Paso Corp.	70,505	1,173,203
Enbridge, Inc. (a)	38,956	1,603,429
NiSource, Inc.	16,199	279,271
Questar Corp.	5,889	333,082
Transocean, Inc. *	7,316	989,123

		4,378,108
Healthcare Services - 0.34%
McKesson Corp.	7,328	383,767

Holdings Companies/Conglomerates - 1.24%
Loews Corp.	19,843	798,085
Textron, Inc.	11,114	615,938

		1,414,023
Homebuilders - 0.49%
Centex Corp.	6,025	145,865
D.R. Horton, Inc.	9,468	149,121
KB Home	5,877	145,338

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
Pulte Homes, Inc.	8,317	$121,013

		561,337
Household Appliances - 1.01%
Whirlpool Corp.	13,271	1,151,657

Industrial Machinery - 6.74%
AGCO Corp. *	42,176	2,525,499
Cameron International Corp. *	31,238	1,300,750
Cummins, Inc.	11,871	555,800
Ingersoll-Rand Company, Ltd., Class A	39,751	1,772,100
Terex Corp. *	7,007	437,938
The Manitowoc Company, Inc.	26,478	1,080,302

		7,672,389
Insurance - 11.68%
ACE, Ltd.	31,131	1,714,073
Ambac Financial Group, Inc. (a)	9,345	53,734
Aon Corp.	50,938	2,047,708
Axis Capital Holdings, Ltd.	31,593	1,073,530
Everest Re Group, Ltd.	29,235	2,617,409
Lincoln National Corp.	12,160	632,320
Marsh & McLennan Companies, Inc.	21,112	514,077
MBIA, Inc.	14,339	175,223
PartnerRe, Ltd.	31,129	2,375,143
Willis Group Holdings, Ltd.	18,382	617,819
XL Capital, Ltd., Class A	49,748	1,470,053

		13,291,089
International Oil - 1.44%
Nabors Industries, Ltd. *	11,452	386,734
Weatherford International, Ltd. *	17,189	1,245,687

		1,632,421
Internet Software - 0.84%
McAfee, Inc. *	28,907	956,533

Leisure Time - 3.56%
National Cinemedia, Inc.	39,940	897,851
Regal Entertainment Group, Class A (a)	52,568	1,014,037
Royal Caribbean Cruises, Ltd. (a)	64,833	2,133,006

		4,044,894
Manufacturing - 4.48%
Eaton Corp.	31,680	2,523,946
Reddy Ice Holdings, Inc.	18,896	246,215
Rockwell Automation, Inc.	13,728	788,262
Stanley Works	32,186	1,532,697

		5,091,120
Metal & Metal Products - 0.15%
Timken Company	5,768	171,425

Mining - 1.05%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	12,351	1,188,413

Paper - 0.79%
MeadWestvaco Corp.	32,978	897,661

Petroleum Services - 2.32%
BJ Services Company	57,421	1,637,073
ENSCO International, Inc.	5,680	355,682

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Smith International, Inc.	10,005	$642,621

		2,635,376
Pharmaceuticals - 1.54%
Hospira, Inc. *	7,052	301,614
King Pharmaceuticals, Inc. *	33,591	292,242
Mylan, Inc. * (a)	100,269	1,163,120

		1,756,976
Photography - 0.58%
Eastman Kodak Company	37,288	658,879

Railroads & Equipment - 2.55%
CSX Corp.	29,674	1,663,821
Kansas City Southern *	30,746	1,233,222

		2,897,043
Real Estate - 2.21%
Boston Properties, Inc., REIT	3,282	302,174
Equity Residential, REIT	21,666	898,922
Simon Property Group, Inc., REIT	8,827	820,116
The St. Joe Company, REIT (a)	11,346	487,084

		2,508,296
Retail Trade - 5.30%
Bed Bath & Beyond, Inc. *	31,616	932,672
Family Dollar Stores, Inc.	65,319	1,273,720
J.C. Penney Company, Inc.	3,958	149,256
Kohl's Corp. *	27,768	1,190,970
Macy's, Inc.	52,611	1,213,210
Nordstrom, Inc.	4,690	152,894
Ritchie Brothers Auctioneers, Inc. (a)	13,624	1,118,803

		6,031,525
Sanitary Services - 0.07%
Insituform Technologies, Inc., Class A * (a)	5,915	81,804

Semiconductors - 4.54%
Intersil Corp., Class A	33,309	855,042
LSI Logic Corp. *	182,757	904,647
Maxim Integrated Products, Inc.	43,503	887,026
Microchip Technology, Inc.	29,844	976,794
Micron Technology, Inc. *	112,685	672,730
National Semiconductor Corp.	47,525	870,658

		5,166,897
Software - 0.96%
BMC Software, Inc. *	33,567	1,091,599

Steel - 0.76%
Nucor Corp.	12,737	862,804

Telecommunications Equipment &
Services - 0.45%
Tellabs, Inc. *	94,584	515,483

Telephone - 1.57%
CenturyTel, Inc.	16,556	550,322
Qwest Communications International, Inc.	139,198	630,567
Windstream Corp.	50,896	608,207

		1,789,096

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tires & Rubber - 0.42%
Goodyear Tire & Rubber Company *	18,456	$476,165

Tobacco - 2.09%
Loews Corp. - Carolina Group	29,153	2,115,050
Reynolds American, Inc. (a)	4,421	260,972

		2,376,022
Toys, Amusements & Sporting Goods - 0.42%
Hasbro, Inc.	17,261	481,582

TOTAL COMMON STOCKS (Cost $117,751,031)		$112,068,483

CONVERTIBLE BONDS - 0.26%

Telephone - 0.26%
Qwest Communications International, Inc.
3.50% due 11/15/2025	289,000	296,947

TOTAL CONVERTIBLE BONDS (Cost $390,873)		$296,947

SHORT TERM INVESTMENTS - 11.66%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	$1,100,000	$1,100,000
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	12,166,115	12,166,115

TOTAL SHORT TERM INVESTMENTS
(Cost $13,266,115)		$13,266,115

Total Investments (Mid Cap Value Equity Trust)
(Cost $131,408,019) - 110.43%		$125,631,545
Liabilities in Excess of Other Assets - (10.43)%		(11,863,119)

TOTAL NET ASSETS - 100.00%		$113,768,426

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.57%

Advertising - 0.10%
Lamar Advertising Company, Class A * (a)	4,600	$165,278

Aerospace - 0.32%
Raytheon Company	8,000	516,880

Air Travel - 1.84%
Southwest Airlines Company	237,200	2,941,280

Aluminum - 0.68%
Alcoa, Inc.	30,100	1,085,406

Apparel & Textiles - 0.42%
Cintas Corp.	23,800	679,252

Auto Parts - 0.74%
TRW Automotive Holdings Corp. *	50,800	1,187,196

Auto Services - 0.10%
Hertz Global Holdings, Inc. *	13,600	164,016

Banking - 6.66%
Commerce Bancshares, Inc.	40,378	1,697,087
Cullen Frost Bankers, Inc.	10,500	556,920
First Horizon National Corp. (a)	63,100	884,031

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
First Niagara Financial Group, Inc.	89,600	$1,217,664
Northern Trust Corp.	29,800	1,980,806
Valley National Bancorp (a)	36,874	708,350
WestAmerica Bancorp (a)	32,300	1,698,980
Wilmington Trust Corp.	61,900	1,925,090

		10,668,928
Biotechnology - 0.18%
Affymetrix, Inc. * (a)	8,700	151,467
Neurocrine Biosciences, Inc. * (a)	24,300	131,220

		282,687
Broadcasting - 0.57%
Cox Radio, Inc., Class A *	22,500	267,300
Discovery Holding Company *	25,600	543,232
XM Satellite Radio Holdings, Inc., Class A *	9,200	106,904

		917,436
Building Materials & Construction - 0.30%
Owens Corning, Inc. * (a)	26,100	473,193

Business Services - 2.76%
Automatic Data Processing, Inc.	26,400	1,119,096
Cadence Design Systems, Inc. *	96,300	1,028,484
Equifax, Inc.	20,100	693,048
H & R Block, Inc.	6,700	139,092
Manpower, Inc.	1,200	67,512
Total Systems Services, Inc.	58,186	1,376,681

		4,423,913
Cable & Television - 3.59%
DISH Network Corp. *	38,700	1,111,851
E.W. Scripps Company, Class A (a)	85,200	3,579,252
Time Warner Cable, Inc. *	42,400	1,059,152

		5,750,255
Cellular Communications - 1.63%
Motorola, Inc.	168,200	1,564,260
Telephone & Data Systems, Inc. - Special
Shares	15,400	574,420
Telephone & Data Systems, Inc.	12,000	471,240

		2,609,920
Computers & Business Equipment - 1.10%
Seagate Technology	51,600	1,080,504
Sun Microsystems, Inc. *	43,475	675,167

		1,755,671
Construction Materials - 0.73%
Louisiana-Pacific Corp.	127,000	1,165,860

Cosmetics & Toiletries - 1.14%
Alberto-Culver Company	66,400	1,820,024

Crude Petroleum & Natural Gas - 2.91%
Cimarex Energy Company	49,700	2,720,578
Compton Petroleum Corp. *	37,600	416,984
Forest Oil Corp. *	16,500	807,840
Hess Corp.	8,100	714,258

		4,659,660
Educational Services - 0.83%
Apollo Group, Inc., Class A *	10,600	457,920

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Educational Services (continued)
Career Education Corp. * (a)	68,900	$876,408

		1,334,328
Electrical Equipment - 1.08%
Molex, Inc.	79,300	1,733,498

Electrical Utilities - 6.08%
Ameren Corp.	23,300	1,026,132
Dynegy, Inc., Class A *	164,300	1,296,327
Mirant Corp. *	63,900	2,325,321
Pinnacle West Capital Corp.	65,700	2,304,756
PNM Resources, Inc.	36,500	455,155
Teco Energy, Inc.	146,500	2,336,675

		9,744,366
Electronics - 1.60%
AVX Corp.	112,000	1,434,720
Tyco Electronics, Ltd.	32,700	1,122,264

		2,556,984
Energy - 0.65%
Duke Energy Corp.	58,700	1,047,795

Financial Services - 4.44%
Discover Financial Services	125,500	2,054,435
Janus Capital Group, Inc.	76,900	1,789,463
Legg Mason, Inc.	25,500	1,427,490
SLM Corp. *	83,000	1,274,050
Synovus Financial Corp.	50,800	561,848

		7,107,286
Food & Beverages - 6.19%
Coca-Cola Enterprises, Inc.	124,800	3,020,160
ConAgra Foods, Inc.	41,000	981,950
Hershey Company	60,700	2,286,569
McCormick & Company, Inc.	21,400	791,158
Sara Lee Corp.	33,600	469,728
Sysco Corp.	52,300	1,517,746
Tootsie Roll Industries, Inc. (a)	33,681	848,761

		9,916,072
Forest Products - 0.84%
Weyerhaeuser Company	20,600	1,339,824

Gas & Pipeline Utilities - 2.05%
NiSource, Inc.	143,500	2,473,940
Spectra Energy Corp.	35,850	815,588

		3,289,528
Healthcare Products - 3.13%
Boston Scientific Corp. *	163,200	2,100,384
St. Jude Medical, Inc. *	22,200	958,818
Zimmer Holdings, Inc. *	25,100	1,954,286

		5,013,488
Healthcare Services - 3.58%
Health Net, Inc. *	13,000	400,400
Healthsouth Corp. * (a)	109,560	1,949,072
Lincare Holdings, Inc. *	67,200	1,888,992
Weight Watchers International, Inc.	32,450	1,503,409

		5,741,873

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products - 0.69%
Clorox Company	13,800	$781,632
Newell Rubbermaid, Inc.	14,500	331,615

		1,113,247
Industrial Machinery - 0.32%
Dover Corp.	12,400	518,072

Insurance - 6.82%
Axis Capital Holdings, Ltd.	36,000	1,223,280
Cincinnati Financial Corp.	58,600	2,229,144
First American Corp.	27,000	916,380
Marsh & McLennan Companies, Inc.	71,500	1,741,025
OneBeacon Insurance Group, Ltd.	35,600	677,112
Progressive Corp.	79,600	1,279,172
The Travelers Companies, Inc.	16,217	775,983
Willis Group Holdings, Ltd.	62,000	2,083,820

		10,925,916
International Oil - 2.31%
Murphy Oil Corp.	45,000	3,696,300

Internet Retail - 0.41%
Expedia, Inc. *	29,800	652,322

Leisure Time - 1.50%
Brunswick Corp.	74,300	1,186,571
Electronic Arts, Inc. *	24,500	1,223,040

		2,409,611
Life Sciences - 0.88%
Waters Corp. *	25,300	1,409,210

Liquor - 0.33%
Brown Forman Corp., Class B	8,100	536,382

Medical-Hospitals - 0.09%
Universal Health Services, Inc., Class B	2,700	144,963

Mining - 0.37%
Franco-Nevada Corp. *	21,000	414,292
Gold Fields, Ltd., SADR	12,400	171,492

		585,784
Paper - 2.51%
Domtar Corp. *	112,100	765,643
International Paper Company	99,300	2,700,960
Smurfit-Stone Container Corp. *	72,200	555,940

		4,022,543
Petroleum Services - 3.37%
Baker Hughes, Inc.	10,600	726,100
BJ Services Company	62,000	1,767,620
Exterran Holdings, Inc. *	28,902	1,865,335
Petro-Canada (a)	24,000	1,041,840

		5,400,895
Pharmaceuticals - 1.78%
Barr Pharmaceuticals, Inc. *	3,400	164,254
OSI Pharmaceuticals, Inc. *	23,900	893,621
Sepracor, Inc. *	56,500	1,102,880
Valeant Pharmaceuticals International * (a)	53,900	691,537

		2,852,292

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Photography - 0.49%
Eastman Kodak Company (a)	44,500	$786,315

Publishing - 2.01%
Meredith Corp.	38,000	1,453,500
Scholastic Corp. *	54,300	1,643,661
The New York Times Company, Class A (a)	6,700	126,496

		3,223,657
Real Estate - 1.06%
The St. Joe Company, REIT (a)	39,600	1,700,028

Retail Trade - 3.16%
Dillard's, Inc., Class A (a)	74,600	1,283,866
Family Dollar Stores, Inc.	42,600	830,700
The Gap, Inc.	122,000	2,400,960
The TJX Companies, Inc.	16,800	555,576

		5,071,102
Sanitary Services - 1.56%
Allied Waste Industries, Inc. *	68,950	745,344
Nalco Holding Company	83,300	1,761,795

		2,507,139
Semiconductors - 2.95%
Fairchild Semiconductor International, Inc. *	111,200	1,325,504
Novellus Systems, Inc. *	50,400	1,060,920
QLogic Corp. *	48,300	741,405
Teradyne, Inc. *	117,500	1,459,350
Xilinx, Inc.	6,100	144,875

		4,732,054
Software - 0.09%
Autodesk, Inc. *	4,800	151,104

Telecommunications Equipment &
Services - 0.45%
Alcatel-Lucent, SADR	124,300	715,968

Toys, Amusements & Sporting Goods - 1.18%
Mattel, Inc.	95,200	1,894,480

TOTAL COMMON STOCKS (Cost $154,035,610)		$145,141,281

CORPORATE BONDS - 2.14%

Financial Services - 1.03%
AngloGold Ashanti Holdings PLC, Series REGS
2.375% due 02/27/2009	1,700,000	1,651,550

Mining - 1.11%
Newmont Mining Corp.
1.625% due 07/15/2017	1,453,000	1,774,476

TOTAL CORPORATE BONDS (Cost $3,589,349)		$3,426,026

CONVERTIBLE BONDS - 1.46%

Mining - 0.34%
Newmont Mining Corp.
1.625% due 07/15/2017 (g)	446,000	544,678

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)

Telecommunications Equipment &
Services - 1.12%
Lucent Technologies Inc., Series B
2.75% due 06/15/2025	$2,343,000	$1,798,252

TOTAL CONVERTIBLE BONDS (Cost $2,839,193)		$2,342,930

SHORT TERM INVESTMENTS - 15.74%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$16,731,575	$16,731,575
T. Rowe Price Reserve Investment Fund (c)	8,495,256	8,495,256

TOTAL SHORT TERM INVESTMENTS
(Cost $25,226,831)		$25,226,831

REPURCHASE AGREEMENTS - 1.25%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$2,000,089 on 04/01/2008,
collateralized by $2,035,000
Federal Farm Credit Bank, 3.90%
due 03/20/2013 (valued at
$2,040,088, including interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Mid Value Trust)
(Cost $187,690,983) - 111.16%		$178,137,068
Liabilities in Excess of Other Assets - (11.16)%		(17,882,167)

TOTAL NET ASSETS - 100.00%		$160,254,901

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 19.55%

Banking - 7.53%
Bank of America Corp.
zero coupon due 04/07/2008	60,000,000	$59,974,000
Bank Scotland PLC
zero coupon due 04/07/2008	60,000,000	59,971,200
BNP Paribas Finance, Inc.
zero coupon due 04/01/2008 to
04/10/2008	54,200,000	54,179,874
Lloyds Bank PLC
zero coupon due 04/11/2008	50,000,000	49,964,028
National Australia Funding Delaware, Inc.
zero coupon due 04/07/2008	44,555,000	44,538,440

		268,627,542

Financial Services - 12.02%
Danske Corp.
zero coupon due 04/01/2008 to
04/11/2008	105,000,000	104,943,900
General Electric Capital Corp.
zero coupon due 04/07/2008 to
04/08/2008	105,000,000	104,958,742
Siemens Capital Company LLC
zero coupon due 04/02/2008	75,000,000	74,995,208

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)

Financial Services (continued)
State Street Corp.
zero coupon due 04/07/2008	75,000,000	$74,970,000
UBS Finance Delaware LLC
zero coupon due 04/07/2008 to
04/23/2008	69,400,000	69,343,959

		429,211,809

TOTAL COMMERCIAL PAPER (Cost $697,839,351)		$697,839,351

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.44%

Federal Home Loan Bank - 14.41%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008 to
05/05/2008	514,689,000	514,265,008

Federal Home Loan Mortgage Corp. - 20.33%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/01/2008 to
05/05/2008	726,181,000	725,657,726

Federal National Mortgage
Association - 21.70%
Federal National Mortgage Association Discount
Notes
zero coupon due 04/01/2008 to
05/01/2008	774,794,000	774,210,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,014,133,732)		$2,014,133,732

U.S. TREASURY OBLIGATIONS - 24.34%

U.S. Treasury - 24.34%
U.S. Treasury Bills
zero coupon due 04/17/2008 to
07/17/2008	872,000,000	868,502,501

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $868,502,501)		$868,502,501

Total Investments (Money Market Trust)
(Cost $3,580,475,584) - 100.33%		$3,580,475,584
Liabilities in Excess of Other Assets - (0.33)%		(11,781,670)

TOTAL NET ASSETS - 100.00%		$3,568,693,914

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 22.67%

Banking - 9.01%
Bank of America Corp.
zero coupon due 04/07/2008	15,000,000	$14,993,500
Lloyds Bank PLC
zero coupon due 04/01/2008 to
04/11/2008	27,362,000	27,351,208
UBS Finance Delaware LLC
zero coupon due 04/10/2008	15,000,000	14,991,000

		57,335,708

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)

Financial Services - 13.66%
Abbey National North America LLC
zero coupon due 04/10/2008	15,000,000	$14,991,638
BNP Paribas Finance, Inc.
zero coupon due 04/01/2008	15,000,000	15,000,000
Danske Corp.
zero coupon due 04/03/2008	15,000,000	14,997,800
General Electric Capital Corp.
zero coupon due 04/02/2008	12,000,000	11,999,243
Siemens Capital Company LLC
zero coupon due 04/03/2008	15,000,000	14,998,083
State Street Corp.
zero coupon due 04/04/2008	15,000,000	14,997,163

		86,983,927

TOTAL COMMERCIAL PAPER (Cost $144,319,635)		$144,319,635

U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.66%

Federal Home Loan Bank - 19.29%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008 to
04/28/2008	122,874,000	122,798,277

Federal Home Loan Mortgage Corp. - 14.17%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/01/2008 to
04/30/2008	90,319,000	90,212,587

Federal National Mortgage
Association - 19.20%
Federal National Mortgage Association Discount
Notes
zero coupon due 04/01/2008 to
05/02/2008	122,363,000	122,250,299

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $335,261,163)		$335,261,163

U.S. TREASURY OBLIGATIONS - 24.68%

U.S. Treasury - 24.68%
U.S. Treasury Bills
zero coupon due 04/10/2008 to
07/17/2008	157,890,000	157,153,522

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $157,153,522)		$157,153,522

Total Investments (Money Market Trust B)
(Cost $636,734,320) - 100.01%		$636,734,320
Liabilities in Excess of Other Assets - (0.01)%		(69,998)

TOTAL NET ASSETS - 100.00%		$636,664,322

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.36%

Belgium - 0.00%
Fortis, Strip VVPR *	59,778	$944

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Bermuda - 1.67%
SeaDrill, Ltd., GDR	116,708	$3,143,867
Tyco Electronics, Ltd.	107,053	3,674,059

		6,817,926
Canada - 0.48%
ACE Aviation Holdings, Inc. *	52,864	1,084,113
MDS, Inc. *	45,361	883,842

		1,967,955
Denmark - 2.07%
A P Moller Maersk AS	303	3,399,694
Carlsberg AS, B Shares	9,907	1,270,644
Danske Bank AS	101,793	3,770,058

		8,440,396
France - 4.15%
Carrefour SA	54,315	4,191,017
Groupe DANONE	26,216	2,344,140
Pernod-Ricard SA	40,788	4,202,480
Sanofi-Aventis SA	17,981	1,348,625
Societe Generale NV - New Shares *	4,332	416,846
Societe Generale	19,458	1,903,944
Suez SA	4,318	283,032
Total SA	30,923	2,290,896

		16,980,980
Germany - 5.33%
Allianz AG	12,887	2,548,212
DaimlerChrysler AG	28,327	2,421,293
Deutsche Post AG	145,723	4,450,472
E.ON AG	10,225	1,891,891
Linde AG	19,608	2,762,195
RWE AG	25,867	3,179,560
Siemens AG	41,713	4,523,808

		21,777,431
Hong Kong - 0.19%
Link, REIT	343,449	765,305
Italy - 0.82%
Banco Popolare Scarl *	81,353	1,348,873
Intesa Sanpaolo SpA	285,691	2,015,578

		3,364,451
Japan - 1.03%
Japan Tobacco, Inc.	617	3,086,539
Mitsubishi UFJ Financial Group, Inc.	81,429	712,327
Sumitomo Mitsui Financial Group, Inc.	63	418,497

		4,217,363
Netherlands - 4.62%
DSM NV	22,191	1,070,062
Fortis	263,157	6,606,943
Koninklijke (Royal) KPN NV	116,055	1,959,192
Koninklijke (Royal) Philips Electronics NV	90,718	3,472,662
Royal Dutch Shell PLC, A Shares	119,988	4,138,284
TNT Post Group NV	43,957	1,630,591

		18,877,734
Norway - 1.52%
Orkla ASA	488,935	6,220,790

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore - 0.56%
Keppel Corp., Ltd.	316,898	$2,306,882

South Korea - 0.79%
KT&G Corp.	41,022	3,221,937

Spain - 0.81%
Iberdrola SA	57,195	884,574
Telefonica SA	84,943	2,440,582

		3,325,156
Sweden - 0.61%
Ericsson LM, Series B	749,928	1,471,206
SKF AB, B Shares *	7,389	148,767
Swedbank AB, A shares	29,564	829,162
Telefonaktiebolaget LM Ericsson, SADR	2,204	43,309

		2,492,444
Switzerland - 2.75%
Nestle SA	13,162	6,578,925
Novartis AG	48,074	2,466,870
Zurich Financial Services AG	7,000	2,206,458

		11,252,253
United Kingdom - 5.97%
Anglo American PLC	22,017	1,319,731
BP PLC	135,297	1,370,786
British American Tobacco PLC	246,328	9,252,050
Cadbury Schweppes PLC	401,101	4,421,162
Imperial Tobacco Group PLC	139,856	6,440,185
Mondi, Ltd.	1,057	9,011
WPP Group PLC	134,101	1,600,977

		24,413,902
United States - 57.99%
Alcoa, Inc.	76,949	2,774,781
Alexander's, Inc., REIT *	6,924	2,454,558
Alleghany Corp. *	5,586	1,907,455
Alliance Data Systems Corp. *	38,675	1,837,449
Altria Group, Inc.	109,933	2,440,513
American Express Company	2,100	91,812
American International Group, Inc.	56,548	2,445,701
ArcelorMittal	22,453	1,839,024
BEA Systems, Inc. *	174,386	3,339,492
Beazer Homes USA, Inc.	39,751	375,647
Berkshire Hathaway, Inc., Class B *	2,397	10,721,541
Bristol-Myers Squibb Company	82,639	1,760,211
Brown Forman Corp., Class B	14,817	981,182
Cablevision Systems Corp., Class A *	55,241	1,183,815
Centennial Bank Holdings, Inc. *	21,927	137,702
Cerberus Investors I LLC *	337,200	238,266
Cerberus Investors II LLC *	337,200	238,266
Cerberus Investors III LLC *	168,600	119,133
Clear Channel Communications, Inc.	51,650	1,509,213
Coca-Cola Enterprises, Inc.	171,642	4,153,736
Comcast Corp., Special Class A *	421,964	8,004,657
Community Health Systems, Inc. *	58,797	1,973,815
Conseco, Inc. *	99,571	1,015,624
Constellation Energy Group, Inc.	59,605	5,261,333
Covidien, Ltd.	83,758	3,706,292
CVS Caremark Corp.	163,075	6,606,168

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Dana Holding Corp. *	1,455	$14,550
Dell, Inc. *	243,646	4,853,428
Diebold, Inc.	35,670	1,339,408
Domtar Corp. *	345,237	2,357,969
Eastman Kodak Company	18,900	333,963
Embarq Corp.	32,030	1,284,403
Energy East Corp.	78,036	1,882,228
Exelon Corp.	27,173	2,208,350
Federal Signal Corp.	70,426	983,147
Forestar Real Estate Group, Inc. *	25,865	644,305
GenCorp, Inc. *	36,508	375,667
General Mills, Inc.	27,922	1,671,969
General Motors Corp.	190,511	3,629,235
Goodyear Tire & Rubber Company *	91,765	2,367,537
Guaranty Financial Group, Inc. *	29,925	317,807
H & R Block, Inc.	89,558	1,859,224
Harley-Davidson, Inc.	45,402	1,702,575
Hartford Financial Services Group, Inc.	13,933	1,055,703
Hillenbrand Industries, Inc.	30,426	1,454,363
Home Depot, Inc.	178,988	5,006,294
Hudson City Bancorp, Inc.	3,036	53,676
Huntsman Corp.	93,097	2,192,434
International Paper Company	200,473	5,452,866
Kraft Foods, Inc., Class A	133,882	4,151,681
Lear Corp. *	54,170	1,403,545
Legg Mason, Inc.	15,048	842,387
Lexmark International, Inc. *	27,796	853,893
Liberty Media Corp. - Entertainment, Series A *	109,632	2,482,068
Liberty Media Corp., Capital, Series A *	24,880	391,611
LSI Logic Corp. *	523,618	2,591,909
Mattel, Inc.	248,194	4,939,061
Maxim Integrated Products, Inc.	98,001	1,998,240
MeadWestvaco Corp.	35,304	960,975
Microsoft Corp.	232,432	6,596,420
Motorola, Inc.	409,488	3,808,238
NAVTEQ Corp. *	17,092	1,162,256
News Corp., Class A	476,090	8,926,688
Northwest Airlines Corp. *	58,458	525,537
NorthWestern Corp.	6,937	169,055
Old Republic International Corp.	127,524	1,646,335
Owens Corning, Inc. *	66,897	1,212,843
Penn National Gaming, Inc. *	8,614	376,690
Pfizer, Inc.	245,632	5,141,078
Philip Morris International, Inc. *	109,933	5,560,411
Prudential Financial, Inc.	30,138	2,358,298
Quest Diagnostics, Inc.	54,320	2,459,066
Reynolds American, Inc.	95,320	5,626,740
SLM Corp. *	155,205	2,382,397
Sovereign Bancorp, Inc.	42,264	393,900
Sprint Nextel Corp.	212,899	1,424,294
Temple-Inland, Inc.	82,847	1,053,814
Tenet Healthcare Corp. *	543,830	3,078,078
The Kroger Company	144,693	3,675,202
The St. Joe Company, REIT	22,962	985,759
The Travelers Companies, Inc.	27,815	1,330,948
Time Warner Cable, Inc. *	48,524	1,212,130

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Time Warner, Inc.	320,546	$4,494,055
Transocean, Inc. *	11,301	1,527,895
Tyco International, Ltd.	76,314	3,361,632
U.S. Bancorp	182,334	5,900,328
Valeant Pharmaceuticals International *	71,859	921,951
Ventas, Inc., REIT	21,105	947,826
Verizon Communications, Inc.	16,938	617,390
Viacom, Inc., Class B *	103,778	4,111,684
Virgin Media, Inc.	154,159	2,169,017
Wal-Mart Stores, Inc.	114,795	6,047,401
Washington Mutual, Inc.	155,519	1,601,846
Watson Pharmaceuticals, Inc. *	20,513	601,441
Weyerhaeuser Company	49,791	3,238,407
White Mountains Insurance Group, Ltd.	15,623	7,499,040
Wyndham Worldwide Corp.	39,748	821,989
Yahoo!, Inc. *	47,026	1,360,462

		237,102,398

TOTAL COMMON STOCKS (Cost $414,332,094)		$373,546,247

PREFERRED STOCKS - 0.00%

United States - 0.00%
Dana Corp., Series B *	150	13,537

TOTAL PREFERRED STOCKS (Cost $15,000)		$13,537

CORPORATE BONDS - 0.51%

United States - 0.51%
Cerberus Investors I LLC
12.00% due 07/31/2014 (b)	337,200	238,265
Cerberus Investors II LLC
12.00% due 07/31/2014 (b)	337,200	238,266
Cerberus Investors III LLC
12.00% due 07/31/2014 (b)	168,600	119,133
Northwest Airlines
1.00% due 01/16/2017 ^	170,000	3,400
Pontus I LLC
1.00% due 07/18/2009	276,169	219,665
6.135% due 07/24/2009	252,600	202,181
9.1406% due 07/24/2009	279,200	279,200
Pontus II Trust
9.1406% due 06/25/2009	139,600	139,600
Tropicana Entertainment LLC
9.625% due 12/15/2014	1,180,000	612,125
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	33,000	22,110

		2,073,945

TOTAL CORPORATE BONDS (Cost $2,602,544)		$2,073,945

OPTIONS - 0.26%

United States - 0.26%
Dow Jones Euro Stoxx 50 Index
Expiration 06/20/2008 at $4,088.73	504	275,461
S&P 500 Index
Expiration 12/20/2008 at $1,175.00	9,400	535,800
Expiration 06/21/2008 at $1,250.00	1,100	36,080

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

United States (continued)
S&P 500 Index (continued)
Expiration 06/21/2008 at $1,375.00	2,200	$190,300

		1,037,641

TOTAL OPTIONS (Cost $809,015)		$1,037,641

SHORT TERM INVESTMENTS - 8.49%
Federal Home Loan Bank Consolidated Discount
Note
zero coupon due 07/30/2008 to
09/17/2008	$4,000,000	$3,969,754
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008 to
12/12/2008	29,100,000	28,989,388
U.S. Treasury Bills
zero coupon due 05/01/2008	1,800,000	1,764,374

TOTAL SHORT TERM INVESTMENTS
(Cost $34,713,846)		$34,723,516

Total Investments (Mutual Shares Trust)
(Cost $452,472,499) - 100.62%		$411,394,886
Liabilities in Excess of Other Assets - (0.62)%		(2,527,738)

TOTAL NET ASSETS - 100.00%		$408,867,148

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Tobacco	8.71%
Food & Beverages	8.56%
Banking	6.07%
Insurance	5.87%
Cable & Television	5.18%

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.80%

Coal - 4.84%
CONSOL Energy, Inc.	414,314	$28,666,386
Peabody Energy Corp.	240,300	12,255,300

		40,921,686
Crude Petroleum & Natural Gas - 16.19%
Devon Energy Corp.	88,300	9,212,339
EOG Resources, Inc.	365,731	43,887,720
Marathon Oil Corp.	266,672	12,160,243
Newfield Exploration Company *	221,848	11,724,667
Noble Energy, Inc.	131,736	9,590,381
Penn West Energy Trust, ADR (a)	175,800	4,918,884
Rosneft Oil Company, GDR *	938,564	8,456,462
Ultra Petroleum Corp. *	137,000	10,617,500
XTO Energy, Inc.	424,842	26,280,726

		136,848,922
Domestic Oil - 4.04%
Denbury Resources, Inc. *	423,700	12,096,635

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil (continued)
Suncor Energy, Inc.	227,593	$21,997,663

		34,094,298
Gas & Pipeline Utilities - 5.55%
Eni SpA, SADR	124,900	8,506,939
Equitable Resources, Inc.	125,840	7,411,976
OAO Gazprom, SADR	438,550	22,348,045
Transocean, Inc. *	64,007	8,653,747

		46,920,707
Gold - 3.49%
AngloGold Ashanti, Ltd., SADR	305,700	10,381,572
Barrick Gold Corp.	206,472	8,971,208
Gold Fields, Ltd. (a)	726,842	10,154,996

		29,507,776
International Oil - 26.47%
BP PLC, SADR	348,073	21,110,628
Canadian Natural Resources, Ltd.	445,867	30,523,722
ConocoPhillips	184,259	14,042,378
EnCana Corp.	417,808	31,830,665
Exxon Mobil Corp.	345,395	29,213,509
Lukoil Oil Company, ADR	317,473	27,239,183
Petroleo Brasileiro SA, ADR	282,202	28,815,646
Royal Dutch Shell PLC, ADR	331,931	22,896,600
Talisman Energy, Inc.	1,017,202	18,045,934

		223,718,265
Metal & Metal Products - 11.79%
Alumina, Ltd. (a)	3,397,342	17,389,804
Cameco Corp. (a)	443,278	14,601,577
Companhia Vale Do Rio Doce, SADR	1,484,596	43,275,973
Vedanta Resources PLC (a)	583,580	24,319,499

		99,586,853
Mining - 8.88%
Anglo American PLC	135,368	8,114,153
Anglo Platinum, Ltd.	137,133	20,125,400
Freeport-McMoRan Copper & Gold, Inc.,
Class B	172,770	16,623,929
Teck Cominco, Ltd.	167,400	6,864,305
Xstrata PLC	332,824	23,311,365

		75,039,152
Paper - 0.55%
Mondi PLC	34,839	289,014
Smurfit-Stone Container Corp. *	560,400	4,315,080

		4,604,094
Petroleum Services - 9.78%
Baker Hughes, Inc.	240,900	16,501,650
Halliburton Company	312,298	12,282,680
Petro-Canada	195,169	8,503,052
Total SA, ADR	308,938	22,864,502
Valero Energy Corp.	457,434	22,464,584

		82,616,468
Steel - 3.22%
ArcelorMittal (a)	183,194	14,985,269
Nucor Corp.	65,600	4,443,744

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Steel (continued)
POSCO, SADR	65,700	$7,816,986

		27,245,999

TOTAL COMMON STOCKS (Cost $612,110,862)		$801,104,220

PREFERRED STOCKS - 0.22%

Mining - 0.22%
Anglo American Platinum Corp., Ltd. * (b)	34,852	1,834,994

TOTAL PREFERRED STOCKS (Cost $826,966)		$1,834,994

SHORT TERM INVESTMENTS - 6.40%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$54,092,045	$54,092,045

TOTAL SHORT TERM INVESTMENTS
(Cost $54,092,045)		$54,092,045

REPURCHASE AGREEMENTS - 3.96%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2008 at
2.50% to be repurchased at
$33,502,326 on 04/01/2008,
collateralized by $47,907,775
Federal Home Loan Mortgage
Corp., 6.50% due 04/01/2036
(valued at $34,170,001, including
interest)	$33,500,000	$33,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,500,000)		$33,500,000

Total Investments (Natural Resources Trust)
(Cost $700,529,873) - 105.38%		$890,531,259
Liabilities in Excess of Other Assets - (5.38)%		(45,470,879)

TOTAL NET ASSETS - 100.00%		$845,060,380

Overseas Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.14%

Australia - 2.17%
Amcor, Ltd. (a)	199,800	$1,307,373
BHP Billiton, Ltd., SADR	6,500	428,025
Brambles, Ltd. (a)	240,711	2,200,175
Foster's Group, Ltd. (a)	213,073	998,722
Macquarie Group, Ltd. (a)	23,936	1,155,443
Newcrest Mining, Ltd.	39,735	1,205,897
QBE Insurance Group, Ltd.	34,918	714,431
Telstra Corp., Ltd.	334,416	1,348,180
Woolworths, Ltd.	85,535	2,275,046

		11,633,292
Austria - 0.64%
Raiffeisen International Bank Holding AG	11,374	1,551,670
Telekom Austria AG	56,740	1,172,017

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria (continued)
Wienerberger Baustoffindustrie AG	12,900	$684,101

		3,407,788
Belgium - 0.15%
Fortis, Strip VVPR *	30,000	474
UCB SA	22,786	791,492

		791,966
Brazil - 0.45%
Companhia Vale Do Rio Doce, ADR *	69,700	2,414,408

Canada - 7.71%
Barrick Gold Corp.	259,600	11,279,620
Cameco Corp.	27,600	909,917
Canadian National Railway Company	24,700	1,197,641
Canadian Natural Resources, Ltd.	69,400	4,751,072
EnCana Corp.	37,300	2,841,697
Inmet Mining Corp.	12,500	913,342
Potash Corp. of Saskatchewan, Inc.	94,300	14,653,271
Research In Motion, Ltd. *	5,700	641,330
Shoppers Drug Mart Corp.	21,300	1,077,814
Sun Life Financial, Inc.	24,500	1,145,458
Suncor Energy, Inc.	20,000	1,933,070

		41,344,232
Chile - 0.07%
Enersis SA, SADR	20,300	358,904

China - 0.32%
Industrial & Commercial Bank of China, Ltd.	1,620,000	1,140,875
Yanzhou Coal Mining Company, Ltd., Class H	404,000	569,236

		1,710,111
Denmark - 0.20%
Novo Nordisk AS	15,460	1,063,883

Egypt - 1.15%
Commercial International Bank *	81,253	1,371,855
Egyptian Company for Mobile Services	36,500	1,320,183
Orascom Telecom Holding SAE (a)	51,300	3,486,014

		6,178,052
Finland - 0.66%
Neste Oil Oyj	29,000	1,014,167
Nokia AB Oyj	40,100	1,265,973
Rautaruukki Oyj *	26,200	1,266,514

		3,546,654
France - 10.41%
Air Liquide	12,222	1,863,909
AXA Group SA	60,600	2,191,719
BNP Paribas SA	44,892	4,526,558
Bouygues SA	120,984	7,695,812
Compagnie Generale des Etablissements
Michelin, Class B	4,300	450,319
Dassault Systemes SA	18,400	1,069,935
Groupe DANONE	46,900	4,193,629
Lafarge SA	12,000	2,085,181
L'Oreal SA	49,164	6,242,068
Pernod-Ricard SA	15,800	1,627,910
PSA Peugeot Citroen SA	24,500	1,901,419
Renault Regie Nationale SA	9,300	1,029,419

The accompanying notes are an integral part of the financial statements.

260

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Sanofi-Aventis SA	70,442	$5,283,346
Schneider Electric SA	21,597	2,789,933
Societe Generale NV - New Shares *	2,650	254,996
Societe Generale	10,600	1,037,198
Total SA	47,900	3,548,618
Vallourec SA	3,793	919,961
Veolia Environnement SA	53,419	3,727,750
Vivendi SA	86,000	3,363,983

		55,803,663
Germany - 3.18%
Allianz AG	20,228	3,999,786
Bayer AG	15,000	1,201,444
Continental AG	19,800	2,015,334
DaimlerChrysler AG (a)	43,300	3,701,133
Deutsche Bank AG	25,400	2,870,631
Hypo Real Estate Holding AG	30,430	789,820
Siemens AG	22,952	2,489,163

		17,067,311
Hong Kong - 2.32%
Alibaba.com, Ltd. * (a)(g)	14,000	29,430
Anhui Conch Cement Company, Ltd., Class H (a)	66,000	456,761
Bank of East Asia, Ltd.	415,400	2,108,382
China Communications
Construction Company , Ltd. (a)	505,000	1,134,894
China Overseas Land & Investment, Ltd.	1,112,000	2,055,021
China Shenhua Energy Company, Ltd.	265,500	1,073,459
Gome Electrical Appliances Holdings, Ltd.	976,000	2,253,796
Nine Dragons Paper Holdings, Ltd.	853,000	701,418
Shangri-La Asia, Ltd.	518,000	1,412,331
Sino Land Company, Ltd.	129,500	283,152
Swire Pacific, Ltd., Class A	83,000	940,656

		12,449,300
India - 0.08%
Infosys Technologies, Ltd., ADR	11,239	402,019

Indonesia - 0.88%
Indo Tambangraya Megah PT *	239,000	532,265
Telekomunikasi Indonesia Tbk PT	3,960,000	4,177,286

		4,709,551
Ireland - 1.13%
Allied Irish Banks PLC - London	72,400	1,536,864
CRH PLC - London	94,700	3,589,834
Irish Life & Permanent PLC - London	47,400	915,054

		6,041,752
Israel - 0.68%
Bank Hapoalim, Ltd.	405,000	1,573,446
Teva Pharmaceutical Industries, Ltd., SADR	45,100	2,083,169

		3,656,615
Italy - 0.34%
Eni SpA	43,472	1,479,754
Prysmian SpA *	17,200	367,421

		1,847,175
Japan - 19.89%
AEON Company, Ltd. (a)	279,100	3,362,802

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Canon, Inc.	47,000	$2,192,239
Citizen Watch Company, Ltd. (a)	120,000	1,024,380
Credit Saison Company, Ltd. (a)	64,200	1,801,497
Elpida Memory, Inc. *	41,500	1,399,863
Fanuc, Ltd. (a)	24,700	2,369,568
Fuji Photo Film Company, Ltd.	43,800	1,565,535
Hirose Electric Company, Ltd. (a)	21,500	2,432,059
Hoya Corp.	86,500	2,043,811
Idemitsu Kosan Company, Ltd. (a)	24,900	1,942,453
Inpex Holdings, Inc.	174	1,966,786
Japan Tobacco, Inc.	161	805,402
JGC Corp. (a)	68,000	1,043,553
Kansai Electric Power Company, Ltd.	64,600	1,616,275
Keyence Corp. (a)	7,800	1,814,951
Matsushita Electric Industrial Company, Ltd.	37,000	804,269
Millea Holdings, Inc.	32,400	1,205,565
Mitsubishi Corp.	75,800	2,319,178
Mitsubishi UFJ Financial Group, Inc.	101,000	883,530
Mitsui Sumitomo Insurance Company, Ltd.	92,000	931,883
Mizuho Financial Group, Inc.	404	1,492,373
Murata Manufacturing Company, Ltd. (a)	20,700	1,038,410
Nintendo Company, Ltd.	12,700	6,644,695
Nippon Electric Glass Company, Ltd. (a)	76,000	1,193,568
Nippon Telegraph & Telephone Corp.	198	857,656
Nissan Motor Company, Ltd. (a)	257,600	2,159,666
Nomura Holdings, Inc.	255,500	3,846,452
NTT DoCoMo, Inc.	1,669	2,544,752
Oracle Corp. - Japan (a)	18,700	870,058
Orix Corp.	31,290	4,315,400
Rohm Company, Ltd.	13,800	862,517
Shimamura Company, Ltd. (a)	9,100	782,594
SMC Corp.	13,000	1,381,066
SOFTBANK Corp. * (a)	401,640	7,360,442
Sony Corp.	49,200	1,978,904
Sumitomo Chemical Company, Ltd.	292,000	1,884,813
Sumitomo Corp.	297,000	3,958,671
Sumitomo Metal Industries, Ltd.	422,000	1,616,809
Sumitomo Mitsui Financial Group, Inc.	1,180	7,838,515
Suzuki Motor Corp. (a)	82,600	2,100,988
Takeda Pharmaceutical Company, Ltd.	31,800	1,596,426
Tokyo Electron, Ltd. (a)	23,800	1,458,700
Tokyo Gas Company, Ltd.	234,000	953,728
Tokyu Corp.	144,000	734,599
Toshiba Corp. (a)	449,000	3,017,600
Toto, Ltd.	95,000	904,147
Trend Micro, Inc.	64,000	2,525,699
UNI Charm Corp. (a)	21,100	1,548,963
Yahoo Japan Corp. (a)	2,078	1,092,092
Yamada Denki Company, Ltd.	15,620	1,361,865
Yamato Transport Company, Ltd.	214,000	3,144,827

		106,592,594
Luxembourg - 0.55%
SES Global SA	91,700	1,916,833
Tenaris SA, ADR	20,700	1,031,895

		2,948,728

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia - 0.46%
Commerce Asset Holdings	364,900	$1,141,962
SP Setia BHD	435,000	508,618
Telekom Malaysia, BHD	247,400	823,556

		2,474,136
Mexico - 3.15%
America Movil SA de CV, Series L, ADR	143,400	9,133,146
Cemex SA de CV, SADR *	120,000	3,134,400
Grupo Financiero Inbursa SA de CV	1,074,400	3,230,443
Telefonos de Mexico SA de CV, Class L, ADR	25,311	951,694
Wal-Mart de Mexico SA de CV, Series V	107,000	455,939

		16,905,622
Netherlands - 3.52%
Aegon NV	114,800	1,684,628
Fortis	36,000	903,833
ING Groep NV	108,072	4,040,309
Koninklijke (Royal) KPN NV	227,700	3,843,936
Royal Dutch Shell PLC, A Shares	118,262	4,078,756
Unilever NV	127,500	4,292,087

		18,843,549
Norway - 0.45%
Telenor ASA	124,600	2,399,529

Poland - 0.53%
Polski Koncern Naftowy Orlen SA *	8,900	159,080
Polski Koncern Naftowy Orlen, ADR *	75,400	2,687,821

		2,846,901
Russia - 1.84%
JSC MMC Norilsk Nickel, ADR	42,000	1,182,300
Mobile Telesystems, SADR	17,000	1,289,450
OAO Gazprom, SADR	121,300	6,186,300
Sberbank	3,441	1,179,467

		9,837,517
Singapore - 0.39%
Singapore Telecommunications, Ltd.	444,860	1,273,374
United Overseas Bank, Ltd.	59,072	826,583

		2,099,957
South Africa - 0.76%
MTN Group, Ltd.	107,110	1,628,224
Naspers, Ltd.	50,900	888,386
Sasol, Ltd.	32,100	1,545,960

		4,062,570
South Korea - 2.14%
Hynix Semiconductor, Inc. * (a)	71,510	2,016,453
Kookmin Bank	13,340	748,741
NHN Corp. *	3,500	821,893
Samsung Electronics Company, Ltd.	12,432	7,861,405

		11,448,492
Spain - 2.81%
Banco Bilbao Vizcaya Argentaria SA	301,700	6,634,450
Banco Santander Central Hispano SA	77,300	1,539,967
Industria de Diseno Textil SA	19,300	1,071,220
Repsol YPF SA	104,400	3,596,690

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Telefonica SA	77,372	$2,223,052

		15,065,379
Sweden - 0.54%
Assa Abloy AB - Series B (a)	29,000	526,509
AstraZeneca PLC	1,500	56,425
Atlas Copco AB, Series B, ADR *	58,300	916,065
Ericsson LM, Series B	242,000	474,755
Teliasonera AB	111,400	894,330

		2,868,084
Switzerland - 9.99%
Adecco SA	30,591	1,767,126
Clariant AG *	117,500	1,001,767
Compagnie Financiere
Richemont AG, Series A *	118,774	6,668,292
Credit Suisse Group AG	34,564	1,759,925
Givaudan AG	886	876,442
Holcim, Ltd.	41,125	4,319,511
Nestle SA	17,758	8,876,200
Nobel Biocare Holding AG, Series BR (a)	8,403	1,956,888
Novartis AG	128,736	6,605,962
Roche Holdings AG - Genusschein	42,879	8,081,395
Swiss Re	69,955	6,114,965
Swisscom AG	8,732	2,994,775
Synthes AG (a)	10,141	1,417,809
UBS AG	38,389	1,117,813

		53,558,870
Taiwan - 2.97%
High Tech Computer Corp., ADR	21,190	1,907,100
HON HAI Precision Industry
Company, Ltd., Reg. S, GDR	499,900	5,623,875
Taiwan Cellular Corp.	592,000	1,139,058
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	707,300	7,263,971

		15,934,004
Thailand - 0.38%
Banpu PCL, Reg.	146,800	2,009,587

Turkey - 0.17%
Akbank AS	215,652	908,376

United Kingdom - 12.42%
AstraZeneca Group PLC	58,309	2,187,172
BAE Systems PLC	997,700	9,620,713
Bank Muscat SAOG	173,200	3,616,416
Barclays PLC	118,800	1,071,779
BHP Billiton PLC	76,100	2,241,440
BP PLC	357,800	3,625,114
Cairn Energy PLC *	21,600	1,213,283
Eurasian Natural Resources Corp. *	93,000	1,818,039
HBOS PLC	206,100	2,292,851
HSBC Holdings PLC	162,878	2,683,239
LSR Group *	19,100	273,130
Marks & Spencer Group PLC	86,900	668,630
Orascom Construction Industries (a)	24,100	3,612,263
Persimmon PLC	74,574	1,132,584
Premier Foods PLC	368,200	822,894

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Rio Tinto PLC	61,700	$6,412,263
Rosneft Oil Company, GDR *	133,600	1,203,736
Royal Bank of Scotland Group PLC	349,700	2,342,705
SABMiller PLC	268,000	5,877,880
Scottish & Southern Energy PLC	67,500	1,882,761
Standard Chartered PLC	28,200	964,317
Tesco PLC	330,800	2,493,107
TMK OAO	34,400	1,118,000
Uralkali *	54,438	2,228,012
Vodafone Group PLC	1,136,021	3,376,735
Xstrata PLC	14,433	1,010,903
Yell Group PLC	257,800	787,274

		66,577,240
United States - 0.64%
Evraz Group SA	10,400	897,520
Focus Media Holding, Ltd., ADR *	16,200	569,430
Larsen & Toubro, Ltd.	11,241	865,557
Suntech Power Holdings Company, Ltd., ADR *	21,200	859,872
UBS AG	7,800	224,640

		3,417,019

TOTAL COMMON STOCKS (Cost $504,043,025)		$515,224,830

PREFERRED STOCKS - 0.74%
Brazil - 0.54%
Companhia de Bebidas das Americas, ADR	38,000	2,870,900
Germany - 0.20%
Porsche Automobil Holding SE	6,000	1,096,280

TOTAL PREFERRED STOCKS (Cost $4,232,375)		$3,967,180

SHORT TERM INVESTMENTS - 9.71%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$52,038,886	$52,038,886

TOTAL SHORT TERM INVESTMENTS
(Cost $52,038,886)		$52,038,886

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$10,653,473 on 04/01/2008,
collateralized by $9,910,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at
$10,866,315, including interest)	$10,653,000	$10,653,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,653,000)		$10,653,000

Total Investments (Overseas Equity Trust)
(Cost $570,967,286) - 108.58%		$581,883,896
Liabilities in Excess of Other Assets - (8.58)%		(45,962,408)

TOTAL NET ASSETS - 100.00%		$535,921,488

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Banking	9.67%
Telecommunications Equipment & Services	5.60%
Food & Beverages	4.53%
Insurance	4.28%
Chemicals	4.22%

Pacific Rim Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.10%

Australia - 13.30%
Australia and New Zealand
Banking Group, Ltd.	55,334	$1,148,212
BHP Billiton, Ltd.	121,275	3,985,217
Caltex Australia, Ltd.	55,000	656,533
Centennial Coal Company, Ltd.	190,000	710,647
Commonwealth Bank of Australia, Ltd.	43,230	1,661,184
CSL, Ltd.	39,980	1,355,257
Harvey Norman Holding, Ltd.	290,000	1,041,163
John Fairfax Holdings, Ltd.	400,000	1,276,250
Lihir Gold, Ltd. *	350,000	1,116,826
National Australia Bank, Ltd.	15,000	414,833
Orica, Ltd.	10,000	267,134
Pacific Brands, Ltd.	306,250	568,781
QBE Insurance Group, Ltd.	69,140	1,414,622
Rio Tinto, Ltd.	12,000	1,348,028
Sunland Group, Ltd.	250,000	568,151
Transfield Services, Ltd.	30,342	306,195
Woodside Petroleum, Ltd.	20,670	1,027,192

		18,866,225
China - 2.86%
China Life Insurance Company, Ltd.	188,000	653,118
China Merchants Bank Company, Ltd.	200,000	703,803
Dongfeng Motor Group Company, Ltd.	1,220,000	552,704
Maanshan Iron & Steel Company, Ltd.	1,300,000	687,088

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
PetroChina Company, Ltd., Class H	600,000	$748,916
Yanzhou Coal Mining Company, Ltd., Class H	500,000	704,501

		4,050,130
Hong Kong - 9.77%
Cafe de Coral Holdings, Ltd.	424,000	812,157
Cheung Kong Holdings, Ltd.	25,000	359,921
China Mobile, Ltd.	115,000	1,727,842
China Resource Power Holdings, Ltd.	290,000	576,570
CNPC Hong Kong, Ltd.	1,500,000	696,471
Cosco Pacific, Ltd.	270,000	535,497
Great Eagle Holdings, Ltd,	215,000	598,132
Harbin Power Equipment Company, Ltd.	1,000,000	1,797,928
Henderson Land Development Company, Ltd.	145,000	1,043,864
New World Development Company, Ltd.	200,000	491,960
Orient Overseas International, Ltd.	105,000	621,283
Shanghai Industrial Holdings, Ltd.	200,000	761,212
Shimao Property Holdings, Ltd., GDR	150,000	272,867
Sun Hung Kai Properties, Ltd.	115,000	1,802,646
Wharf Holdings, Ltd.	70,000	333,283
Yue Yuen Industrial Holdings, Ltd.	350,000	1,103,657
Zhaojin Mining Industry Company, Ltd. *	100,000	327,646

		13,862,936
India - 0.68%
ICICI Bank, Ltd.	12,000	232,123
Jaiprakash Associates, Ltd. *	100,000	566,836
Steel Authority Of India, Ltd.	35,000	160,539

		959,498
Japan - 46.33%
Ajinomoto Company, Inc.	177,000	1,802,942
Asahi Glass Company, Ltd.	130,000	1,442,365
Canon, Inc.	25,200	1,175,413
Chiba Bank, Ltd.	156,000	1,067,724
Chiyoda Corp.	70,000	640,294
Credit Saison Company, Ltd.	55,200	1,548,951
Daiwa Securities Group, Inc.	145,000	1,266,321
Disco Corp.	16,000	693,220
Fanuc, Ltd.	8,500	815,438
Hirose Electric Company, Ltd.	10,600	1,199,062
Honda Motor Company, Ltd.	76,800	2,218,344
Hosiden Corp.	70,000	1,404,386
Ibiden Company, Ltd.	20,800	824,965
JAFCO Company, Ltd. *	20,300	683,267
Japan General Estate Company, Ltd.	80,000	640,771
Japan Securities Finance Company, Ltd.	87,500	490,233
JSR Corp.	79,200	1,803,065
Kao Corp.	49,000	1,394,247
KDDI Corp.	440	2,706,383
Keyence Corp.	3,900	907,476
Kissei Pharmaceutical Company, Ltd.	39,000	822,915
Komatsu, Ltd.	86,800	2,443,930
Marui Company, Ltd.	70,000	749,771
Matsushita Electric Industrial Company, Ltd.	48,000	1,043,376
Millea Holdings, Inc.	27,800	1,034,404
Mitsubishi Corp.	72,000	2,202,913
Mitsubishi Electric Corp.	100,000	873,275

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi Estate Company, Ltd.	100,000	$2,450,881
Mitsubishi Materials Corp.	356,000	1,562,887
Mitsubishi Rayon Company, Ltd.	150,000	484,222
Mitsubishi UFJ Lease & Finance
Company, Ltd.	15,000	524,606
Mitsui O.S.K. Lines, Ltd.	120,000	1,468,092
Mitsui Sumitomo Insurance Company, Ltd.	202,000	2,046,090
Mizuho Financial Group, Inc.	234	864,394
Murata Manufacturing Company, Ltd.	39,500	1,981,507
Nabtesco Corp.	50,000	681,522
Nippon Telegraph & Telephone Corp.	140	606,424
Seven & I Holdings Company, Ltd.	40,000	1,015,179
SFCG Company, Ltd.	4,300	461,625
Shimadzu Corp.	98,000	916,790
Sumitomo Bakelite Company, Ltd.	222,000	1,129,288
Sumitomo Electric Industries, Ltd.	109,800	1,403,602
Sumitomo Mitsui Financial Group, Inc.	300	1,992,843
Sumitomo Trust & Banking Company, Ltd.	153,000	1,060,335
Taiyo Nippon Sanso Corp.	80,000	647,727
Takashimaya Company, Ltd.	108,000	1,223,042
Takeda Pharmaceutical Company, Ltd.	46,542	2,336,504
The Bank of Yokohama, Ltd.	232,000	1,587,520
THK Company, Ltd.	65,700	1,140,377
Tokuyama Corp.	138,000	1,013,455
Tokyo Electron, Ltd.	17,500	1,072,573
Toyota Motor Corp.	30,500	1,541,098
UNY Company, Ltd.	64,000	614,316

		65,722,350
Malaysia - 2.76%
AMMB Holdings BHD	300,000	324,216
IJM Corp. BHD	200,000	382,792
IOI Properties BHD	260,500	973,014
MISC BHD	250,000	721,582
Sime Darby BHD *	200,000	584,649
Telekom Malaysia, BHD	277,500	923,754

		3,910,007
Singapore - 2.13%
Capitaland, Ltd. *	240,000	1,121,669
Keppel Corp., Ltd.	134,000	975,463
Oversea-Chinese Banking Corp., Ltd.	157,000	930,454

		3,027,586
South Korea - 8.56%
Daelim Industrial Company	9,500	1,221,698
GS Holdings Corp.	8,000	312,443
Hana Financial Group, Inc.	18,000	737,766
Hyundai Heavy Industries	1,000	376,270
Kookmin Bank	15,000	841,913
LG Philips LCD Company, Ltd.	25,000	1,116,315
Lotte Confectionery Company, Ltd.	558	714,812
POSCO	1,800	861,656
Samsung Electronics Company, Ltd.	6,200	3,920,585
Shinsegae Company, Ltd.	700	442,094
SK Energy Company, Ltd.	10,500	1,087,002
Woongjin Coway Company, Ltd.	17,000	514,450

		12,147,004

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan - 8.74%
Advanced Semiconductor Engineering, Inc.	660,949	$647,990
AU Optronics Corp.	550,000	949,777
Cathay Financial Holdings Company, Ltd.	200,000	513,371
Chi Mei Optoelectronics Corp.	827,200	1,094,746
China Steel Corp.	500,000	795,402
Chinatrust Finance Holding Company, Ltd. *	957,622	931,605
High Tech Computer Corp.	42,900	969,087
Hung Poo Real Estate Development Corp.	698,920	1,274,789
MediaTek, Inc.	87,274	1,159,258
Sincere Navigation Corp.	300,000	616,054
Synnex Technology International Corp.	270,000	740,475
Taiwan Cellular Corp.	575,000	1,106,349
Taiwan Fertilizer Company, Ltd.	280,000	1,235,699
Wintek Corp.	400,000	363,449

		12,398,051
Thailand - 1.97%
Electricity Generating, Public Company, Ltd.,
NVDR	280,400	857,579
PTT PCL, Foreign Shares	70,000	702,557
Ratchaburi Electricity Generating Holding PCL	84,300	123,833
Thoresen Thai Agencies PCL	300,000	404,955
Tisco Bank PCL, Foreign *	554,700	519,366
Tisco Bank PCL, NVDR *	200,000	186,523

		2,794,813

TOTAL COMMON STOCKS (Cost $137,264,965)		$137,738,600

Total Investments (Pacific Rim Trust)
(Cost $137,264,965) - 97.10%		$137,738,600
Other Assets in Excess of Liabilities - 2.90%		4,110,190

TOTAL NET ASSETS - 100.00%		$141,848,790

The portfolio had the following five top industry concentrations as of March 31, 2008 (as a percentage of total net assets):

Electronics	8.28%
Banking	8.25%
Real Estate	6.98%
Mining	5.42%
Chemicals	4.30%

Quantitative All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.77%

Advertising - 1.61%
Omnicom Group, Inc.	124,809	$5,514,062

Aerospace - 3.24%
Lockheed Martin Corp.	94,051	9,339,264
Rockwell Collins, Inc.	30,460	1,740,789

		11,080,053
Aluminum - 0.35%
Century Aluminum Company *	17,998	1,192,188

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.89%
Lear Corp. *	117,890	$3,054,530

Automobiles - 0.90%
Honda Motor Company, Ltd., ADR (a)	107,195	3,088,288

Banking - 6.12%
Bank of America Corp.	253,745	9,619,473
Credit Suisse Group, SADR	122,684	6,242,162
Deutsche Bank AG (a)	44,614	5,043,613

		20,905,248
Biotechnology - 1.83%
Applera Corp.	190,159	6,248,625

Building Materials & Construction - 0.26%
EMCOR Group, Inc. *	39,371	874,430

Business Services - 3.67%
Alliance Data Systems Corp. *	37,069	1,761,148
CSG Systems International, Inc. *	152,602	1,735,085
Informatica Corp. *	173,845	2,965,796
LECG Corp. *	79,589	744,953
R.R. Donnelley & Sons Company	88,393	2,679,192
SRA International, Inc., Class A *	109,215	2,655,016

		12,541,190
Chemicals - 0.28%
Albemarle Corp.	26,606	971,651

Commercial Services - 0.45%
Perficient, Inc. *	195,320	1,550,841

Computers & Business Equipment - 6.97%
Brocade Communications Systems, Inc. *	521,015	3,803,409
Cisco Systems, Inc. *	128,570	3,097,251
Cognizant Technology Solutions Corp.,
Class A *	56,720	1,635,238
Hewlett-Packard Company	232,409	10,611,795
Ingram Micro, Inc., Class A *	115,142	1,822,698
Juniper Networks, Inc. *	114,406	2,860,150

		23,830,541
Containers & Glass - 0.63%
Ball Corp.	46,820	2,150,911

Cosmetics & Toiletries - 1.97%
Colgate-Palmolive Company	86,342	6,726,905

Crude Petroleum & Natural Gas - 0.64%
Unit Corp. *	38,814	2,198,813

Domestic Oil - 0.74%
Helix Energy Solutions Group, Inc. *	80,695	2,541,893

Electrical Equipment - 2.99%
Cooper Industries, Ltd., Class A	59,606	2,393,181
Emerson Electric Company	124,790	6,421,693
Ultralife Batteries, Inc. *	118,794	1,402,957

		10,217,831
Electrical Utilities - 1.30%
Edison International	19,987	979,763
Public Service Enterprise Group, Inc.	86,270	3,467,191

		4,446,954

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics - 0.56%
Amphenol Corp., Class A	50,970	$1,898,633

Energy - 2.91%
Constellation Energy Partners LLC	19,741	362,839
Energen Corp.	21,669	1,349,979
Nexen, Inc.	207,959	6,157,666
Yingli Green Energy Holding Company, Ltd. * (a)	122,381	2,092,715

		9,963,199
Financial Services - 3.05%
Barclays PLC, SADR	96,097	3,478,711
Franklin Resources, Inc.	9,000	872,910
Goldman Sachs Group, Inc.	8,427	1,393,742
Lehman Brothers Holdings, Inc.	54,944	2,068,092
National Financial Partners Corp. (a)	88,009	1,977,562
Visa, Inc. *	10,350	645,426

		10,436,443
Food & Beverages - 2.81%
PepsiCo, Inc.	105,887	7,645,041
Spartan Stores, Inc.	93,437	1,948,162

		9,593,203
Gas & Pipeline Utilities - 1.00%
Suburban Propane Partners, LP	55,761	2,165,200
Vectren Corp.	46,168	1,238,687

		3,403,887
Healthcare Products - 6.54%
CONMED Corp. *	83,024	2,128,735
DENTSPLY International, Inc.	29,473	1,137,658
Herbalife, Ltd.	115,021	5,463,498
Johnson & Johnson	186,615	12,105,715
Stryker Corp.	23,269	1,513,648

		22,349,254
Healthcare Services - 1.58%
UnitedHealth Group, Inc.	156,940	5,392,458

Holdings Companies/Conglomerates - 0.91%
General Electric Company	59,266	2,193,435
Pearson PLC, SADR	68,577	931,275

		3,124,710
Hotels & Restaurants - 4.50%
McDonald's Corp.	199,062	11,101,688
Yum! Brands, Inc.	115,125	4,283,801

		15,385,489
Household Products - 0.76%
Jarden Corp. *	120,036	2,609,583

Industrials - 1.16%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	89,441	3,964,920

Insurance - 6.73%
Allied World Assurance Holdings, Ltd.	75,319	2,990,164
Aspen Insurance Holdings, Ltd.	94,608	2,495,759
Axis Capital Holdings, Ltd.	97,359	3,308,259
CNA Financial Corp.	130,913	3,376,246
ING Groep NV, SADR	162,837	6,085,219
Validus Holdings, Ltd.	83,349	1,952,867

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
XL Capital, Ltd., Class A	94,809	$2,801,606

		23,010,120
International Oil - 5.66%
ConocoPhillips	137,604	10,486,801
Exxon Mobil Corp.	61,960	5,240,577
Noble Corp.	32,680	1,623,216
Parker Drilling Company *	310,999	2,009,053

		19,359,647
Internet Retail - 2.01%
eBay, Inc. *	188,240	5,617,082
PetMed Express, Inc. *	112,255	1,244,908

		6,861,990
Internet Software - 0.70%
Cybersource Corp. *	68,547	1,001,472
Vocus, Inc. *	52,964	1,398,249

		2,399,721
Manufacturing - 0.87%
Trinity Industries, Inc. (a)	111,610	2,974,407

Medical-Hospitals - 0.22%
VCA Antech, Inc. *	28,066	767,605

Mining - 0.54%
Anglo American PLC, ADR	61,507	1,831,063

Paper - 0.47%
Buckeye Technologies, Inc. *	145,503	1,623,813

Petroleum Services - 2.87%
ENSCO International, Inc.	135,232	8,468,228
Petro-Canada (a)	30,585	1,327,695

		9,795,923
Pharmaceuticals - 1.44%
Abbott Laboratories	19,088	1,052,703
American Oriental Bioengineering, Inc. * (a)	157,364	1,274,649
Eli Lilly & Company	21,102	1,088,652
Pfizer, Inc.	71,510	1,496,704

		4,912,708
Real Estate - 1.12%
Arbor Realty Trust, Inc., REIT (a)	75,474	1,138,148
First Industrial Realty Trust, Inc., REIT (a)	86,860	2,683,105

		3,821,253
Retail Trade - 1.99%
CVS Caremark Corp.	32,543	1,318,317
NBTY, Inc. *	75,384	2,257,751
The Gap, Inc.	163,118	3,210,162

		6,786,230
Software - 7.42%
Adobe Systems, Inc. *	74,412	2,648,323
Bottomline Technologies, Inc. *	80,433	1,013,456
CIBER, Inc. *	182,499	894,245
FARO Technologies, Inc. *	50,947	1,588,528
Microsoft Corp.	154,445	4,383,149
Novell, Inc. *	404,932	2,547,022
Nuance Communications, Inc. *	228,781	3,983,077

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Oracle Corp. *	338,779	$6,626,517
Progress Software Corp. *	55,748	1,667,980

		25,352,297
Steel - 1.68%
Gerdau Ameristeel Corp.	290,822	4,103,499
Steel Dynamics, Inc.	50,104	1,655,436

		5,758,935
Telecommunications Equipment &
Services - 0.66%
Tele Norte Leste Participacoes SA, ADR (a)	84,741	2,249,026

Telephone - 2.58%
AT&T, Inc.	230,384	8,823,707

Transportation - 1.19%
DryShips, Inc. (a)	67,899	4,067,829

TOTAL COMMON STOCKS (Cost $359,210,900)		$337,653,007

SHORT TERM INVESTMENTS - 8.68%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$25,549,137	$25,549,137
Lloyds Bank PLC
2.70% due 04/01/2008	4,110,000	4,110,000

TOTAL SHORT TERM INVESTMENTS
(Cost $29,659,137)		$29,659,137

Total Investments (Quantitative All Cap Trust)
(Cost $388,870,037) - 107.45%		$367,312,144
Liabilities in Excess of Other Assets - (7.45)%		(25,469,336)

TOTAL NET ASSETS - 100.00%		$341,842,808

Quantitative Mid Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.21%

Apparel & Textiles - 0.43%
Hanesbrands, Inc. *	4,412	$128,830

Auto Parts - 1.60%
Lear Corp. *	18,556	480,786

Banking - 1.18%
East West Bancorp, Inc.	8,200	145,550
Sovereign Bancorp, Inc.	22,521	209,896

		355,446
Biotechnology - 3.37%
Applera Corp.	15,891	522,178
Techne Corp. *	7,300	491,728

		1,013,906
Building Materials & Construction - 1.75%
EMCOR Group, Inc. *	12,800	284,288
RPM International, Inc.	11,640	243,742

		528,030

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 5.36%
Alliance Data Systems Corp. *	14,834	$704,763
Convergys Corp. *	24,190	364,301
R.R. Donnelley & Sons Company	17,918	543,095

		1,612,159
Chemicals - 3.68%
Airgas, Inc.	4,241	192,838
Celanese Corp., Series A	3,400	132,770
Lubrizol Corp.	4,900	271,999
NOVA Chemicals Corp.	9,379	223,689
OM Group, Inc. *	3,305	180,255
Terra Nitrogen Company, LP	945	105,415

		1,106,966
Computers & Business Equipment - 4.58%
Brocade Communications Systems, Inc. *	47,820	349,086
Cognizant Technology Solutions Corp.,
Class A *	15,553	448,393
Ingram Micro, Inc., Class A *	18,277	289,325
Juniper Networks, Inc. *	11,600	290,000

		1,376,804
Containers & Glass - 2.33%
Pactiv Corp. *	22,035	577,537
Sonoco Products Company	4,300	123,109

		700,646
Crude Petroleum & Natural Gas - 2.37%
Sunoco, Inc.	4,700	246,609
Unit Corp. *	8,224	465,890

		712,499
Electrical Equipment - 2.32%
AMETEK, Inc.	13,243	581,500
Hubbell, Inc., Class B	2,691	117,570

		699,070
Electrical Utilities - 6.69%
Alliant Energy Corp.	16,510	578,015
CenterPoint Energy, Inc.	12,834	183,141
Mirant Corp. *	16,767	610,151
Xcel Energy, Inc.	32,168	641,752

		2,013,059
Electronics - 2.88%
Amphenol Corp., Class A	13,514	503,397
Dolby Laboratories, Inc., Class A *	4,098	148,593
Thomas & Betts Corp. *	5,900	214,583

		866,573
Financial Services - 2.53%
Och-Ziff Capital Management Group LLC.,
Class A (a)	28,084	589,764
Raymond James Financial, Inc. (a)	7,400	170,052

		759,816
Food & Beverages - 2.30%
Coca-Cola Enterprises, Inc.	4,906	118,725
McCormick & Company, Inc.	7,600	280,972
Pepsi Bottling Group, Inc.	8,601	291,660

		691,357

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 1.07%
AGL Resources, Inc.	9,400	$322,608

Healthcare Products - 2.88%
DENTSPLY International, Inc.	13,200	509,520
Herbalife, Ltd.	7,492	355,870

		865,390
Healthcare Services - 1.62%
Covance, Inc. *	3,400	282,098
Coventry Health Care, Inc. *	5,100	205,785

		487,883
Hotels & Restaurants - 2.41%
Burger King Holdings, Inc.	26,213	725,052

Industrial Machinery - 2.23%
Crane Company	16,668	672,554

Insurance - 8.64%
Allied World Assurance Holdings, Ltd.	8,781	348,606
American Financial Group, Inc.	12,042	307,794
Arch Capital Group, Ltd. *	4,753	326,388
Aspen Insurance Holdings, Ltd.	10,200	269,076
Axis Capital Holdings, Ltd.	17,575	597,198
Endurance Specialty Holdings, Ltd.	6,377	233,398
RenaissanceRe Holdings, Ltd.	5,815	301,857
XL Capital, Ltd., Class A	7,305	215,863

		2,600,180
International Oil - 1.82%
ATP Oil & Gas Corp. *	9,473	309,957
Nabors Industries, Ltd. *	7,000	236,390

		546,347
Internet Software - 2.61%
Akamai Technologies, Inc. *	12,305	346,509
Salesforce.com, Inc. *	7,600	439,812

		786,321
Investment Companies - 1.45%
Midcap SPDR Trust, Series 1	3,100	437,596

Manufacturing - 1.10%
Roper Industries, Inc.	5,551	329,951

Medical-Hospitals - 0.52%
VCA Antech, Inc. *	5,764	157,645

Metal & Metal Products - 1.16%
Crown Holdings, Inc. *	5,005	125,926
Lundin Mining Corp. *	33,075	224,579

		350,505
Office Furnishings & Supplies - 2.07%
Avery Dennison Corp.	12,622	621,633

Petroleum Services - 3.89%
ENSCO International, Inc.	9,520	596,142
Petro-Canada (a)	0	0
Tidewater, Inc.	10,400	573,144

		1,169,286
Pharmaceuticals - 0.47%
Warner Chilcott, Ltd., Class A *	7,800	140,400

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate - 3.19%
First Industrial Realty Trust, Inc., REIT (a)	8,170	$252,371
Hospitality Properties Trust, REIT	20,832	708,705

		961,076
Retail Trade - 3.53%
Dick's Sporting Goods, Inc. *	17,800	476,684
Fossil, Inc. *	14,200	433,668
The TJX Companies, Inc.	4,600	152,122

		1,062,474
Sanitary Services - 3.43%
Allied Waste Industries, Inc. *	58,280	630,007
Stericycle, Inc. *	7,797	401,545

		1,031,552
Semiconductors - 1.28%
Microchip Technology, Inc.	11,742	384,316

Software - 2.87%
BEA Systems, Inc. *	12,871	246,480
BMC Software, Inc. *	9,641	313,525
Nuance Communications, Inc. *	17,445	303,717

		863,722
Telecommunications Equipment &
Services - 2.42%
Amdocs, Ltd. *	13,347	378,521
Embarq Corp.	8,746	350,715

		729,236
Telephone - 1.02%
CenturyTel, Inc.	9,246	307,337

Toys, Amusements & Sporting Goods - 1.76%
Hasbro, Inc.	19,000	530,100

Transportation - 0.40%
Genco Shipping & Trading, Ltd. (a)	2,128	120,083

TOTAL COMMON STOCKS (Cost $31,538,448)		$29,249,194

SHORT TERM INVESTMENTS - 6.78%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$1,131,389	$1,131,389
Lloyds Bank PLC
2.70% due 04/01/2008	908,000	908,000

TOTAL SHORT TERM INVESTMENTS
(Cost $2,039,389)		$2,039,389

Total Investments (Quantitative Mid Cap Trust)
(Cost $33,577,837) - 103.99%		$31,288,583
Liabilities in Excess of Other Assets - (3.99)%		(1,200,200)

TOTAL NET ASSETS - 100.00%		$30,088,383

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.04%

Advertising - 1.77%
Omnicom Group, Inc.	309,114	$13,656,657

Aerospace - 2.08%
Lockheed Martin Corp.	161,237	16,010,834

Auto Parts - 0.45%
Lear Corp. *	133,048	3,447,274

Banking - 7.70%
Bank of America Corp.	234,202	8,878,598
Colonial Bancgroup, Inc. (a)	433,332	4,172,987
Credit Suisse Group, SADR (a)	310,192	15,782,569
Deutsche Bank AG (a)	114,900	12,989,445
Wachovia Corp.	651,754	17,597,358

		59,420,957
Biotechnology - 1.05%
Techne Corp. *	120,678	8,128,870

Business Services - 1.02%
Accenture, Ltd., Class A	55,092	1,937,585
Alliance Data Systems Corp. *	124,721	5,925,495

		7,863,080
Chemicals - 0.88%
OM Group, Inc. *	124,426	6,786,194

Computers & Business Equipment - 1.84%
Brocade Communications Systems, Inc. *	310,726	2,268,300
International Business Machines Corp.	61,181	7,044,380
Juniper Networks, Inc. *	195,260	4,881,500

		14,194,180
Containers & Glass - 0.58%
Sealed Air Corp.	176,186	4,448,696

Cosmetics & Toiletries - 4.86%
Kimberly-Clark Corp.	139,896	9,030,287
Procter & Gamble Company	405,717	28,428,590

		37,458,877
Crude Petroleum & Natural Gas - 2.39%
Marathon Oil Corp.	82,335	3,754,476
Unit Corp. *	165,049	9,350,026
Western Refining, Inc. (a)	393,217	5,296,633

		18,401,135
Electrical Equipment - 0.84%
Cooper Industries, Ltd., Class A	160,467	6,442,750

Electrical Utilities - 5.06%
American Electric Power Company, Inc.	127,604	5,312,154
Mirant Corp. *	406,676	14,798,940
Public Service Enterprise Group, Inc.	471,351	18,943,597

		39,054,691
Electronics - 0.72%
Amphenol Corp., Class A	150,092	5,590,927

Energy - 1.12%
Nexen, Inc.	291,583	8,633,773

Financial Services - 8.36%
Barclays PLC, SADR (a)	304,591	11,026,194
Citigroup, Inc.	237,553	5,088,385

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Franklin Resources, Inc.	119,546	$11,594,766
JP Morgan Chase & Company	234,108	10,054,939
Lehman Brothers Holdings, Inc.	146,070	5,498,075
Merrill Lynch & Company, Inc.	126,778	5,164,936
Morgan Stanley	63,948	2,922,424
TD Ameritrade Holding Corp. *	709,779	11,718,451
Visa, Inc. *	23,070	1,438,645

		64,506,815
Food & Beverages - 2.39%
Coca-Cola Enterprises, Inc.	488,369	11,818,530
H.J. Heinz Company	140,465	6,597,641

		18,416,171
Gas & Pipeline Utilities - 1.16%
Spectra Energy Corp.	394,895	8,983,861

Healthcare Products - 1.80%
Baxter International, Inc.	207,901	12,020,836
Johnson & Johnson	28,912	1,875,521

		13,896,357
Holdings Companies/Conglomerates - 3.64%
General Electric Company	758,424	28,069,272

Hotels & Restaurants - 2.23%
McDonald's Corp.	154,340	8,607,542
Yum! Brands, Inc.	231,240	8,604,440

		17,211,982
Household Products - 1.16%
Jarden Corp. *	413,019	8,979,033

Industrial Machinery - 1.48%
Terex Corp. *	182,354	11,397,125

Insurance - 8.61%
American Financial Group, Inc.	419,852	10,731,417
American International Group, Inc.	69,738	3,016,169
Arch Capital Group, Ltd. *	78,617	5,398,629
Axis Capital Holdings, Ltd.	353,689	12,018,352
CNA Financial Corp.	299,222	7,716,935
Genworth Financial, Inc., Class A	394,661	8,935,125
ING Groep NV, SADR (a)	276,610	10,336,916
RenaissanceRe Holdings, Ltd.	49,149	2,551,325
XL Capital, Ltd., Class A	193,571	5,720,023

		66,424,891
International Oil - 9.58%
Chevron Corp.	93,044	7,942,236
CNOOC, Ltd., ADR	35,976	5,280,917
ConocoPhillips	252,084	19,211,322
Exxon Mobil Corp.	382,047	32,313,535
Sasol, Ltd., SADR	189,358	9,163,033

		73,911,043
Internet Software - 0.53%
Salesforce.com, Inc. *	71,319	4,127,231
Manufacturing - 1.49%
Honeywell International, Inc.	203,609	11,487,620

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products - 0.75%
Titanium Metals Corp.	384,741	$5,790,352

Mining - 0.56%
Alliance Resource Partners LP	64,826	2,268,910
Anglo American PLC, ADR	69,815	2,078,393

		4,347,303
Petroleum Services - 4.62%
ENSCO International, Inc.	198,189	12,410,595
Petro-Canada	360,721	15,658,899
Valero Energy Corp.	154,032	7,564,511

		35,634,005
Pharmaceuticals - 2.93%
Eli Lilly & Company	218,095	11,251,521
Pfizer, Inc.	542,463	11,353,751

		22,605,272
Real Estate - 1.54%
Hospitality Properties Trust, REIT	161,567	5,496,509
SL Green Realty Corp., REIT (a)	78,323	6,380,975

		11,877,484
Retail Trade - 1.41%
The TJX Companies, Inc.	329,730	10,904,171

Sanitary Services - 2.94%
Allied Waste Industries, Inc. *	1,631,484	17,636,342
Stericycle, Inc. *	98,397	5,067,446

		22,703,788
Software - 0.99%
Microsoft Corp.	82,450	2,339,931
Nuance Communications, Inc. *	304,363	5,298,960

		7,638,891
Telecommunications Equipment &
Services - 1.44%
Embarq Corp.	277,052	11,109,785

Telephone - 4.92%
AT&T, Inc.	648,437	24,835,137
CenturyTel, Inc.	394,800	13,123,152

		37,958,289
Tobacco - 0.85%
Altria Group, Inc.	90,060	1,999,332
Philip Morris International, Inc. *	90,060	4,555,235

		6,554,567
Toys, Amusements & Sporting Goods - 0.30%
Hasbro, Inc.	82,085	2,290,171

TOTAL COMMON STOCKS (Cost $830,351,092)		$756,364,374

SHORT TERM INVESTMENTS - 5.80%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$30,758,488	$30,758,488

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)

Lloyds Bank PLC
2.70% due 04/01/2008	$13,970,000	$13,970,000

TOTAL SHORT TERM INVESTMENTS
(Cost $44,728,488)		$44,728,488

Total Investments (Quantitative Value Trust)
(Cost $875,079,580) - 103.84%		$801,092,862
Liabilities in Excess of Other Assets - (3.84)%		(29,641,405)

TOTAL NET ASSETS - 100.00%		$771,451,457

Real Estate Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.11%

Hotels & Restaurants - 3.20%
Marriott International, Inc., Class A	146,600	$5,037,176
Starwood Hotels & Resorts Worldwide, Inc.	51,300	2,654,775

		7,691,951
Leisure Time - 0.75%
Gaylord Entertainment Company *	59,700	1,808,313

Paper - 1.12%
Plum Creek Timber Company, Inc.	66,300	2,698,410

Real Estate - 89.04%
Alexandria Real Estate Equities, Inc., REIT (a)	30,000	2,781,600
AMB Property Corp., REIT	154,960	8,432,923
Avalon Bay Communities, Inc., REIT	74,080	7,150,202
Boston Properties, Inc., REIT	79,230	7,294,706
Brandywine Realty Trust, REIT	150,300	2,549,088
BRE Properties, Inc., Class A, REIT	148,230	6,753,359
Brookfield Properties Corp.	314,750	6,077,822
Camden Property Trust, REIT	140,600	7,058,120
CBL & Associates Properties, Inc., REIT	219,100	5,155,423
Cousins Properties, Inc., REIT (a)	144,900	3,580,479
DCT Industrial Trust, Inc., REIT	537,500	5,353,500
Douglas Emmett, Inc., REIT	144,900	3,196,494
Duke Realty Corp., REIT	191,260	4,362,641
EastGroup Properties, Inc., REIT	120,200	5,584,492
Equity One, Inc., REIT (a)	228,400	5,474,748
Equity Residential, REIT	226,510	9,397,900
Essex Property Trust, Inc., REIT	78,080	8,899,558
Federal Realty Investment Trust, REIT	53,010	4,132,130
General Growth Properties, Inc., REIT	163,560	6,243,085
Highwoods Properties, Inc., REIT	95,800	2,976,506
Host Hotels & Resorts, Inc., REIT	236,990	3,772,881
Kilroy Realty Corp., REIT	104,720	5,142,799
Kimco Realty Corp., REIT	228,100	8,934,677
LaSalle Hotel Properties, REIT	162,570	4,670,636
Mack-California Realty Corp., REIT	121,750	4,347,693
Mitsubishi Estate Company, Ltd.	163,000	3,994,936
Post Properties, Inc., REIT	54,800	2,116,376
ProLogis, REIT	141,090	8,304,557
Public Storage, Inc., REIT	56,980	5,049,568
Regency Centers Corp., REIT	105,240	6,815,342
Simon Property Group, Inc., REIT	172,680	16,043,699

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
SL Green Realty Corp., REIT (a)	61,320	$4,995,740
The Macerich Company, REIT	133,130	9,355,045
The St. Joe Company, REIT (a)	97,600	4,189,968
Vornado Realty Trust, REIT	105,900	9,129,639
Weingarten Realty Investors, REIT (a)	148,800	5,124,672

		214,443,004

TOTAL COMMON STOCKS (Cost $256,549,431)		$226,641,678

CORPORATE BONDS - 2.21%

Real Estate - 2.21%
BRE Properties Inc
4.125% due 08/15/2026	1,721,000	1,595,806
General Growth Properties, Inc.
3.98% due 04/15/2027 (g)	4,730,000	3,736,700

		5,332,506

TOTAL CORPORATE BONDS (Cost $5,412,756)		$5,332,506

CONVERTIBLE BONDS - 1.16%

Real Estate - 1.16%
Kilroy Realty LP
3.25% due 04/15/2012 (g)	3,400,000	2,783,271

TOTAL CONVERTIBLE BONDS (Cost $3,286,721)		$2,783,271

SHORT TERM INVESTMENTS - 9.61%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$23,147,222	$23,147,222

TOTAL SHORT TERM INVESTMENTS
(Cost $23,147,222)		$23,147,222

REPURCHASE AGREEMENTS - 2.98%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$7,177,319 on 04/01/2008,
collateralized by $7,305,000
Federal Farm Credit Bank, 3.9%
due 03/20/2013 (valued at
$7,323,263, including interest)	$7,177,000	$7,177,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,177,000)		$7,177,000

Total Investments (Real Estate Equity Trust)
(Cost $295,573,130) - 110.07%		$265,081,677
Liabilities in Excess of Other Assets - (10.07)%		(24,249,731)

TOTAL NET ASSETS - 100.00%		$240,831,946

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.76%

Hotels & Restaurants - 0.69%
Starwood Hotels & Resorts Worldwide, Inc.	76,441	$3,955,822

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate - 99.07%
Apartment Investment & Management
Company, Class A, REIT	229,834	$8,230,356
Avalon Bay Communities, Inc., REIT	354,774	34,242,786
BioMed Realty Trust, Inc., REIT	518,489	12,386,702
Boston Properties, Inc., REIT	299,850	27,607,190
BRE Properties, Inc., Class A, REIT	325,490	14,829,324
Camden Property Trust, REIT	160,050	8,034,510
Colonial Properties Trust, REIT (a)	235,725	5,669,186
Digital Realty Trust, Inc., REIT (a)	436,329	15,489,680
Douglas Emmett, Inc., REIT	269,200	5,938,552
Entertainment Properties Trust, REIT	91,794	4,528,198
Equity Lifestyle Properties, Inc., REIT	218,828	10,803,538
Equity Residential, REIT	568,984	23,607,146
Extra Space Storage, Inc., REIT	77,100	1,248,249
Federal Realty Investment Trust, REIT (a)	275,583	21,481,695
General Growth Properties, Inc., REIT	1,012,394	38,643,079
HCP, Inc., REIT (a)	402,800	13,618,668
Host Hotels & Resorts, Inc., REIT	1,465,644	23,333,052
Kilroy Realty Corp., REIT	82,600	4,056,486
Kite Realty Group Trust, REIT	363,650	5,091,100
LaSalle Hotel Properties, REIT	101,600	2,918,968
Liberty Property Trust, REIT	177,900	5,534,469
LTC Properties, Inc., REIT	215,335	5,536,263
Maguire Properties, Inc., REIT	47,500	679,725
Medical Properties Trust, Inc., REIT	270,300	3,059,796
Nationwide Health Properties, Inc., REIT (a)	496,806	16,767,203
Post Properties, Inc., REIT (a)	192,900	7,449,798
ProLogis, REIT	745,765	43,895,728
Public Storage, Inc., REIT	389,880	34,551,166
Regency Centers Corp., REIT	344,322	22,298,293
Saul Centers, Inc., REIT	88,800	4,461,312
Senior Housing Properties Trust, REIT	335,150	7,943,055
Simon Property Group, Inc., REIT	600,129	55,757,985
Tanger Factory Outlet Centers, Inc., REIT (a)	264,000	10,156,080
Taubman Centers, Inc., REIT (a)	208,150	10,844,615
The Macerich Company, REIT	133,420	9,375,423
Ventas, Inc., REIT	256,220	11,506,840
Vornado Realty Trust, REIT (a)	435,650	37,557,387

		569,133,603

TOTAL COMMON STOCKS (Cost $613,779,219)		$573,089,425

SHORT TERM INVESTMENTS - 12.37%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$71,062,638	$71,062,638

TOTAL SHORT TERM INVESTMENTS
(Cost $71,062,638)		$71,062,638

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.98%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$11,386,506 on 04/01/2008,
collateralized by $11,555,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $11,615,548, including
interest)	$11,386,000	$11,386,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,386,000)		$11,386,000

Total Investments (Real Estate Securities Trust)
(Cost $696,227,857) - 114.11%		$655,538,063
Liabilities in Excess of Other Assets - (14.11)%		(81,036,007)

TOTAL NET ASSETS - 100.00%		$574,502,056

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 95.59%

Treasury Inflation Protected
Securities (d) - 95.07%
0.875% TBA **	$10,500,834	$10,746,123
1.625% due 01/15/2015	34,136,872	36,209,083
1.75% due 01/15/2028	17,247,875	17,098,301
1.875% TBA **	74,530,055	80,451,692
1.875% due 07/15/2013	129,054,240	139,197,129
2.00% due 01/15/2014 to 01/15/2026	224,561,537	239,186,778
2.375% TBA **	103,627,979	112,752,112
2.375% due 01/15/2017 to 01/15/2027	26,123,088	28,859,846
2.50% due 07/15/2016	17,395,638	19,595,908
3.375% due 01/15/2012 to 04/15/2032	18,597,789	23,416,008
3.50% due 01/15/2011	73,687,176	81,487,627
3.625% due 04/15/2028	65,012,073	84,302,390
3.875% due 04/15/2029	50,707,012	68,545,587
4.25% due 01/15/2010	52,312,416	56,758,971

		998,607,555

U.S. Treasury Notes - 0.52%
3.625% due 12/31/2012	1,800,000	1,899,844
4.25% due 11/15/2017	3,330,000	3,555,817

		5,455,661

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $992,671,145)	$ 1,004,063,216

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.76%

Federal Home Loan Mortgage Corp. - 18.50%
4.50% due 05/15/2017	262,445	266,624
4.557% due 01/01/2034	331,539	335,390
5.50% due 12/01/2036 to 01/01/2038	48,956,306	49,484,938
5.50% TBA **	56,500,000	57,047,372
5.516% due 08/01/2036 (b)	856,602	866,379
6.00% due 10/01/2031 to 11/01/2037	65,434,042	67,170,209
6.685% due 10/01/2036 (b)	4,646,563	4,740,722
6.705% due 09/01/2036 (b)	7,515,250	7,701,213

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
6.744% due 07/01/2036 (b)		$6,585,952	$6,753,950

			194,366,797

Federal National Mortgage
Association - 27.65%
4.579% due 07/01/2035		2,874,613	2,892,981
4.669% due 01/01/2035		396,658	401,305
5.00% due 05/01/2036 to 06/01/2036		8,553,513	8,476,222
5.50% due 10/01/2036 to 01/01/2038		103,915,376	104,999,588
5.50% TBA **		25,800,000	26,041,875
5.722% due 03/01/2044 to 09/01/2044		3,542,112	3,521,276
5.722% due 10/01/2044 (b)		138,370	137,877
6.00% due 04/01/2021 to 12/01/2037		95,847,339	98,312,532
6.00% TBA **		7,000,000	7,233,516
6.50% due 02/01/2029 to 02/01/2037		1,062,161	1,105,319
6.50% TBA **		36,000,000	37,282,500

			290,404,991

Government National Mortgage
Association - 0.61%
5.50% TBA **		100,000	102,430
6.00% due 10/15/2028 to 07/15/2037		2,393,815	2,475,099
6.00% TBA **		2,800,000	2,899,310
6.50% due 09/15/2037		879,179	914,902

			6,391,741

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $484,350,329)			$491,163,529

FOREIGN GOVERNMENT OBLIGATIONS - 3.24%

Japan - 2.73%
Government of Japan
0.80% due 12/10/2015	JPY	634,410,000	6,249,906
1.10% due 12/10/2016		1,072,140,000	10,739,685
1.20% due 06/10/2017		1,010,000,000	10,133,437
1.20% due 12/10/2017		150,450,000	1,507,217

			28,630,245

United Kingdom - 0.51%
Government of United Kingdom
6.5791% due 05/20/2009	GBP	1,000,000	5,354,905

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $30,057,088)			$33,985,150

CORPORATE BONDS - 27.49%

Advertising - 0.12%
Omnicom Group, Inc.
5.90% due 04/15/2016		$1,250,000	1,242,090

Automobiles - 0.48%
DaimlerChrysler NA Holding Corp., MTN
3.2175% due 03/13/2009 (b)		5,100,000	5,036,949

Banking - 9.79%
Bank of America Corp.
3.155% due 11/06/2009 (b)		700,000	694,842
Bank of America Corp., Series MTNJ
3.22% due 02/17/2009 (b)		2,100,000	2,098,179

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Bank of America NA, BKNT
2.7637% due 12/18/2008 (b)		$700,000	$698,393
Bank of Ireland, MTN
2.5887% due 12/19/2008 (b)		6,400,000	6,393,702
2.8137% due 12/18/2009 (b)		900,000	897,394
Barclays Bank PLC
5.45% due 09/12/2012		7,300,000	7,476,959
6.05% due 12/04/2017 (g)		7,500,000	7,315,297
7.434% due 09/29/2049 (b)(g)		700,000	632,859
Charter One Bank N.A., BKNT
3.2938% due 04/24/2009 (b)		5,900,000	5,864,399
Commonwealth Bank of Australia
3.0981% due 06/08/2009 (b)(g)		300,000	299,931
Credit Agricole SA
3.09% due 05/28/2009 (b)(g)		5,500,000	5,504,191
DnB NORBank ASA
4.4468% due 10/13/2009 (b)(g)		900,000	900,831
Export-Import Bank of Korea, Series 97
4.9006% due 10/04/2011 (b)(g)		1,200,000	1,201,049
Fortis Bank
3.0669% due 06/30/2008 (b)		5,400,000	5,397,986
4.78% due 09/30/2008 (b)		10,500,000	10,484,670
HSBC Finance Corp.
3.07% due 05/21/2008 (b)		1,100,000	1,100,453
3.9537% due 10/21/2009 (b)		1,600,000	1,544,240
National Australia Bank, Ltd.
1.00% due 02/08/2010 (b)(g)		9,300,000	9,303,806
Nordea Bank Finland PLC, Series YCD
3.0456% due 04/09/2009		5,200,000	5,195,320
5.2975% due 05/28/2008		3,100,000	3,101,503
Royal Bank of Scotland Group PLC
3.9437% due 07/21/2008 (b)(g)		300,000	299,504
7.0916% due 10/29/2049	EUR	500,000	702,614
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$3,100,000	2,793,599
Santander US Debt SA Unipersonal
2.6588% due 09/19/2008 (b)(g)		400,000	398,886
3.0743% due 11/20/2009 (g)		4,700,000	4,649,423
Skandinaviska Enskilda Banken AB, Series YCD
3.06% due 02/13/2009 (b)		900,000	899,581
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		1,200,000	1,226,554
Unicredit Luxembourg Finance SA
3.7675% due 10/24/2008 (b)(g)		1,300,000	1,298,640
Unicredito Italiano, Series YCD
3.085% due 05/29/2008 (b)		4,100,000	4,101,378
3.135% due 05/06/2008 (b)		1,100,000	1,100,224
Wachovia Bank NA, BKNT
3.0925% due 02/23/2009 (b)		2,400,000	2,385,557
3.1456% due 12/02/2010 (b)		1,700,000	1,622,684
Westpac Banking Corp., Series DPNT
3.04% due 06/06/2008 (b)		4,700,000	4,699,098
World Savings Bank FSB, BKNT
2.5918% due 06/20/2008 (b)		300,000	300,010
3.1675% due 05/08/2009 (b)		300,000	300,430

			102,884,186

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cable & Television - 0.34%
EchoStar DBS Corp.
7.00% due 10/01/2013		$3,800,000	$3,581,500

Cellular Communications - 0.45%
America Movil SAB de CV
2.755% due 06/27/2008 (b)		4,800,000	4,740,000

Financial Services - 9.85%
Abbey National Treasury Services PLC, Series YCD
3.0693% due 07/02/2008 (b)		4,100,000	4,088,012
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,700,000	2,632,168
American Express Centurion Bank, BKNT
3.075% due 05/07/2008 (b)		400,000	399,920
6.00% due 09/13/2017		2,600,000	2,522,143
American Express Company
7.00% due 03/19/2018		1,890,000	1,984,158
8.15% due 03/19/2038		540,000	598,429
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		3,000,000	3,001,479
7.25% due 02/01/2018		1,000,000	1,033,391
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		400,000	369,640
Calyon New York
5.3356% due 01/16/2009		4,100,000	4,097,335
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,300,000	1,280,985
Citigroup Funding, Inc., MTN
2.5987% due 04/23/2009 (b)		5,300,000	5,234,439
Citigroup, Inc.
2.695% due 12/26/2008 (b)		1,000,000	998,574
2.7012% due 12/28/2009 (b)		4,900,000	4,797,159
3.1618% due 05/02/2008 (b)		700,000	699,726
3.2912% due 01/30/2009 (b)		700,000	693,717
Ford Motor Credit Company
7.25% due 10/25/2011		2,150,000	1,766,062
Ford Motor Credit Company LLC
7.80% due 06/01/2012		150,000	123,731
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	5,400,000	7,701,705
6.375% due 11/15/2067 (b)		$1,500,000	1,467,779
General Electric Capital Corp., MTN
2.9413% due 12/12/2008 (b)		600,000	601,168
3.2437% due 10/24/2008 (b)		700,000	699,397
3.2737% due 10/26/2009 (b)		800,000	791,918
Goldman Sachs Group, Inc.
2.9713% due 06/28/2010 (b)		3,500,000	3,410,277
6.75% due 10/01/2037		6,400,000	5,954,131
Goldman Sachs Group, Inc., MTN
2.6387% due 12/23/2008 (b)		4,800,000	4,769,438
Goldman Sachs Group, Inc., Series B, MTN
2.6887% due 12/22/2008 (b)		4,800,000	4,765,675
Green Valley, Ltd.
8.3758% due 01/10/2012 (b)(g)	EUR	500,000	795,689
JP Morgan Chase & Company, Series 1
2.6562% due 06/26/2009 (b)		$500,000	496,676
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027		500,000	462,166
Lehman Brothers Holdings, Inc., MTN
2.6487% due 12/23/2008 (b)		4,800,000	4,666,498

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc., MTN (continued)
2.7275% due 11/24/2008 (b)		$300,000	$292,498
6.20% due 09/26/2014		200,000	197,265
Longpoint Re, Ltd.
8.05% due 05/08/2010 (b)(g)		1,000,000	1,008,751
Merna Reinsurance, Ltd., Series A
3.3463% due 07/07/2010 (b)		4,200,000	3,816,540
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,700,000	2,664,382
Merrill Lynch & Company, Inc., MTN
3.8875% due 10/23/2008 (b)		2,000,000	1,993,058
Merrill Lynch & Company, Inc., Series 1
2.6287% due 12/22/2008 (b)		4,800,000	4,766,942
Morgan Stanley, EMTN
4.1337% due 01/22/2009 (b)		200,000	196,290
Morgan Stanley, MTN
2.6387% due 11/21/2008 (b)		900,000	894,578
Mystic Re, Ltd.
12.09% due 12/05/2008 (b)(g)		600,000	594,300
13.09% due 06/07/2011 (b)(g)		1,700,000	1,746,694
Nisource Finance Corp.
3.6625% due 11/23/2009 (b)		400,000	388,291
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)		1,800,000	1,543,500
Phoenix Quake Wind, Ltd.
7.1525% due 07/03/2008 (b)(g)		1,500,000	1,500,300
Pylon, Ltd., Class A
6.224% due 12/18/2008 (b)	EUR	600,000	943,744
Pylon, Ltd., Class B
8.624% due 12/29/2008 (b)(g)		1,000,000	1,586,800
Rabobank Nederland
4.2775% due 01/15/2009 (b)(g)		$500,000	499,708
Residential Reinsurance 2005, Ltd., Series A
8.5256% due 06/06/2008 (b)(g)		900,000	899,640
Residential Reinsurance 2007, Ltd., Series CL1
10.3256% due 06/07/2010 (b)(g)		2,700,000	2,736,867
Vita Capita II, Ltd.
5.6025% due 01/01/2010 (b)(g)		300,000	293,130
Vita Capital III, Ltd., Series B-II
5.8487% due 01/01/2012 (b)(g)		600,000	578,665
Wells Fargo & Company
4.375% due 01/31/2013		1,400,000	1,392,831

			103,438,359

Food & Beverages - 0.20%
Kraft Foods, Inc.
6.00% due 02/11/2013		1,100,000	1,137,249
6.125% due 02/01/2018		1,000,000	999,367

			2,136,616

Forest Products - 0.27%
Weyerhaeuser Company
3.655% due 09/24/2009 (b)		2,900,000	2,858,199

Gas & Pipeline Utilities - 1.77%
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)		12,200,000	12,670,237
Rockies Express Pipeline LLC
4.25% due 08/20/2009 (b)(g)		5,900,000	5,901,221

			18,571,458

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Healthcare Services - 0.02%
UnitedHealth Group, Inc.
4.875% due 02/15/2013		$200,000	$197,558

Hotels & Restaurants - 0.76%
Marriott International, Inc.
6.375% due 06/15/2017		5,000,000	4,963,430
Yum! Brands, Inc.
6.25% due 03/15/2018		3,000,000	3,015,309

			7,978,739

Insurance - 2.37%
American International Group, Inc.
2.5987% due 06/23/2008 (b)(g)		4,800,000	4,778,693
American International Group, Inc., MTN
5.85% due 01/16/2018		4,100,000	4,023,498
Atlas Reinsurance PLC
8.69% due 01/10/2010 (b)(g)	EUR	8,900,000	14,296,754
Everest Reinsurance Holdings, Inc.
5.40% due 10/15/2014		$1,000,000	1,034,603
Foundation Re II, Ltd.
9.82% due 11/26/2010 (b)(g)		700,000	711,361

			24,844,909

Publishing - 0.24%
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (g)		2,500,000	2,554,413

Retail - 0.55%
Federated Retail Holdings, Inc.
5.90% due 12/01/2016		1,000,000	888,774
Home Depot, Inc.
5.40% due 03/01/2016		1,250,000	1,174,931
Target Corp.
6.00% due 01/15/2018		1,000,000	1,023,669
Wal-Mart Stores, Inc.
2.70% due 06/16/2008 (b)		2,700,000	2,700,165

			5,787,539

Retail Trade - 0.18%
Black & Decker Corp.
4.75% due 11/01/2014		1,000,000	928,162
Macys Retail Holdings, Inc.
7.45% due 07/15/2017		1,000,000	975,081

			1,903,243

Telephone - 0.10%
Qwest Capital Funding, Inc.
7.00% due 08/03/2009		1,000,000	995,000

TOTAL CORPORATE BONDS (Cost $287,239,318)			$288,750,758

MUNICIPAL BONDS - 1.07%

California - 0.31%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed
Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023		80,000	77,652
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.75% due 06/01/2047		100,000	88,249

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

California (continued)
Los Angeles Department of Water & Power
5.00% due 07/01/2037	$3,100,000	$3,076,192

		3,242,093

New York - 0.09%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series A
5.00% due 06/15/2038	800,000	793,776
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	189,260

		983,036

Ohio - 0.09%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	1,000,000	917,630

Rhode Island - 0.06%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023	600,000	586,176

Texas - 0.41%
State of Texas
4.75% due 04/01/2037	4,600,000	4,364,250

West Virginia - 0.11%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	1,200,000	1,144,032

TOTAL MUNICIPAL BONDS (Cost $11,793,417)		$11,237,217

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.05%
American Home Mortgage Investment Trust, Series
2005-2, Class 5A2
2.7487% due 09/25/2035 (b)	33,725	33,554
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	600,000	589,414
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.6223% due 02/20/2036 (b)	1,978,772	1,893,964
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1421% due 01/20/2047 (b)	1,477,006	1,278,781
Banc of America Large Loan, Inc., Series
2007-BMB1, Class A1
5.5375% due 08/15/2029 (b)(g)	6,305,057	6,061,524
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 02/25/2033	164,577	162,212
BCAP LLC Trust, Series 2006-AA2, Class A1
2.7687% due 01/25/2037 (b)	1,215,420	855,011
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4748% due 05/25/2033 (b)	325,240	309,770
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1
4.8728% due 01/25/2035 (b)	8,823,641	8,541,616

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	$2,633,103	$2,516,461
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,330,528	1,267,670
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	846,131	821,503
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,282,635	1,222,165
Bear Stearns Alt-A Trust, Series 2005-10, Class
24A1
5.882% due 01/25/2036 (b)	5,011,251	3,936,986
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.525% due 09/25/2036 (b)	6,098,943	5,004,009
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.025% due 01/25/2037 (b)	2,952,055	2,322,841
Bear Stearns Asset Backed Securities, Inc., Series
2006-IM1, Class A4
2.6887% due 04/25/2036 (b)	47,690	47,366
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	309,022	309,118
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6815% due 01/26/2036 (b)	5,197,030	4,394,839
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 2A1
5.7815% due 12/25/2046 (b)	5,284,926	4,375,937
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
2.8062% due 01/25/2037 (b)(g)	5,262,649	5,000,385
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	119,666	113,889
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	2,499,431	2,427,805
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	1,042,377	1,035,074
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	984,522	933,837
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	160,073	159,619
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1A
5.0288% due 09/20/2046 (b)	223,718	218,610
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
2.7156% due 02/20/2047 (b)	950,539	713,198
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
2.7787% due 05/25/2047 (b)	338,150	256,104
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.7779% due 11/19/2033 (b)	152,875	144,327

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.842% due 04/20/2035 (b)	$1,479,066	$1,404,992
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
2.9387% due 06/25/2035 (b)(g)	442,046	389,127
Countrywide Home Loans, Series 2005-3, Class 1A2
2.8887% due 04/25/2035 (b)	1,297,917	1,024,431
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class A4
5.7232% due 06/15/2039 (b)	910,000	903,432
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	495,696	493,835
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AB4, Class A1B1
3.235% due 10/25/2036 (b)	514,757	489,196
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AR6, Class A1
2.6787% due 01/25/2037 (b)	1,187,575	1,112,443
Federal Home Loan Mortgage Corp., REMICS,
Series 2002-2504, Class J
5.50% due 05/15/2016	5,380,714	5,485,346
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3336, Class GA
5.00% due 05/15/2027	5,124,568	5,200,302
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
2.9675% due 02/15/2019 (b)	19,924,515	19,785,912
Federal Home Loan Mortgage Corp., Series
2003-2608, Class FJ
3.2175% due 03/15/2017 (b)	819,985	823,482
Federal Home Loan Mortgage Corp., Series
2006-3253, Class A
5.00% due 08/15/2020	3,847,677	3,970,640
Federal Home Loan Mortgage Corp., Series
2007-3266, Class C
5.00% due 02/15/2020	3,927,007	4,035,810
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
2.9675% due 10/15/2020 (b)	9,619,640	9,291,897
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
2.97% due 07/15/2019 (b)	9,578,814	9,277,249
Federal Home Loan Mortgage Corp., Series 2638,
Class FA
3.2175% due 11/15/2016 (b)	716,834	713,024
Federal Home Loan Mortgage Corp., Series 2672,
Class TN
4.00% due 03/15/2023	117,390	117,576
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
3.1675% due 12/15/2030 (b)	252,374	246,690
Federal Home Loan Mortgage Corp., Series 2905,
Class UY
4.00% due 10/15/2023	325,347	326,024
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
5.722% due 02/25/2045 (b)	1,758,278	1,702,609

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
5.722% due 10/25/2044 (b)	$55,463	$54,895
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
2.9562% due 05/25/2042 (b)	175,130	171,685
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044	544,897	556,377
Federal National Mortgage Association, REMICS,
Series 2007-73, Class A1
2.6662% due 07/25/2037 (b)	5,202,257	4,764,991
Federal National Mortgage Association, Series
2004-63, Class FA
2.7562% due 08/25/2034 (b)	223,530	216,793
Federal National Mortgage Association, Series
2006-118, Class A2
2.6662% due 12/25/2036 (b)	359,447	344,573
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6714% due 02/25/2036 (b)	1,900,000	1,910,626
First Horizon Alternative Mortgage Securities,
Series 2004-AA1, Class A1
4.7129% due 06/25/2034 (b)	612,634	545,932
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3699% due 08/25/2035 (b)	1,066,681	1,002,837
Fremont Home Loan Trust, Series 2005-E, Class
2A2
2.7687% due 01/25/2036 (b)	26,157	26,064
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A2
2.8187% due 06/25/2045 (b)	701,296	525,740
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.6787% due 10/25/2046 (b)	416,620	375,034
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
2.6787% due 01/25/2047 (b)	670,162	636,182
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
2.7787% due 05/19/2035 (b)	174,548	137,288
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
2.7987% due 03/19/2037 (b)	642,120	482,952
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
5.055% due 01/19/2038 (b)	220,052	207,207
HSI Asset Securitization Corp. Trust, Series
2006-OPT1, Class 2A1
2.6787% due 12/25/2035 (b)	34,868	34,703
HSI Asset Securitization Corp. Trust, Series
2007-WF1, Class 2A1
2.6587% due 05/25/2037 (b)	1,946,822	1,839,444
Impac Secured Assets Corp., Series 2006-4, Class
A2A
4.945% due 01/25/2037 (b)	201,934	190,113
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0515% due 12/25/2034 (b)	628,563	572,405

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
4.955% due 11/25/2046 (b)	$542,209	$504,752
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0226% due 02/25/2035 (b)	3,816,540	3,469,179
JP Morgan Mortgage Trust, Series 2007-A1, Class
3A3
5.012% due 07/25/2035 (b)	1,721,040	1,663,836
Lehman XS Trust, Series 2006-16N, Class A1A
2.6787% due 11/25/2046 (b)	629,186	595,728
Lehman XS Trust, Series 2006-4N, Class A1A
2.6787% due 04/25/2046 (b)	335,376	330,944
Master Adjustable Rate Mortgages Trust, Series
2004-13, Class 3A7
3.7865% due 11/21/2034 (b)	500,000	476,212
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
3.5612% due 12/15/2030 (b)	528,530	508,597
Mellon Residential Funding Corp., Series
2001-TBC1, Class A1
3.1675% due 11/15/2031 (b)	691,348	623,146
Merrill Lynch Floating Trust, Series 2006-1, Class A1
2.8875% due 06/15/2022 (b)(g)	168,309	157,488
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)	5,348,445	5,017,625
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 2A
4.25% due 10/25/2035 (b)	2,810,621	2,711,078
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
3.5987% due 10/25/2035 (b)	701,584	635,838
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
2.8488% due 11/25/2035 (b)	610,281	550,821
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
2.8487% due 11/25/2035 (b)	597,655	443,761
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.8087% due 02/25/2036 (b)	2,625,461	2,105,814
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
2.8987% due 08/25/2035 (b)	274,872	213,064
Securitized Asset Sales, Inc., Series 1993-6, Class
A5
7.2822% due 11/26/2023 (b)	8,079	7,896
Sequoia Mortgage Trust, Series 5, Class A
2.9088% due 10/19/2026 (b)	239,655	227,394
Small Business Administration, Series 2008-10A,
Class 1
5.902% due 02/01/2018	1,000,000	1,000,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)	399,373	380,318
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
6.062% due 01/25/2035 (b)	195,506	185,093

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-17, Class 3A1
5.54% due 08/25/2035 (b)	$521,083	$438,228
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
2.8887% due 10/19/2034 (b)	224,307	194,953
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A1
2.8087% due 07/19/2035 (b)	449,656	333,442
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
2.8087% due 07/19/2035 (b)	921,778	792,703
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
2.8087% due 07/19/2035 (b)	1,813,927	1,416,021
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR4, Class 2A1
5.055% due 06/25/2036 (b)	170,658	129,413
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A8
2.6687% due 08/25/2036 (b)	304,806	298,130
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR3, Class 1A1
2.6987% due 09/25/2036 (b)	1,135,224	1,077,916
Structured Asset Securities Corp., Series
2006-NC1, Class A6
2.6487% due 05/25/2036 (b)	40,079	38,189
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4, Class A1B
2.6987% due 09/25/2036 (b)	47,850	46,919
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6, Class A1
2.7087% due 01/25/2037 (b)	638,067	607,282
Thornburg Mortgage Securities Trust, Series
2006-2, Class A2A
2.7087% due 04/30/2036 (b)	82,242	80,768
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
2.7187% due 08/25/2036 (b)	1,445,231	1,349,554
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
2.7087% due 12/26/2036 (b)	3,419,845	3,241,195
Thornburg Mortgage Securities Trust, Series
2007-2, Class A2A
3.265% due 06/25/2037 (b)	3,598,492	3,349,703
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
5.526% due 11/25/2042 (b)	60,380	57,324
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
2.8588% due 11/25/2045 (b)	276,109	222,429
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
5.136% due 12/25/2046 (b)	222,760	173,268
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
5.326% due 02/25/2046 (b)	1,610,560	1,253,506
Washington Mutual Mortgage Pass Through
Certificates, Series 2006-AR9, Class 1A
5.326% due 08/25/2046 (b)	2,689,607	1,878,445

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2005-AR11, Class
A1B1
2.8887% due 08/25/2045 (b)	$17,774	$17,539
Washington Mutual, Inc., Series 2006-AR15, Class
2A
5.826% due 11/25/2046 (b)	238,892	226,283
Washington Mutual, Inc., Series 2006-AR7, Class
3A
5.572% due 07/25/2046 (b)	1,101,163	744,205
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 2A5
4.7325% due 07/25/2034 (b)	468,196	454,674
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.5408% due 09/25/2034 (b)	357,189	339,076
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A12
4.11% due 06/25/2035 (b)	141,385	140,616

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $190,600,389)		$179,047,812

ASSET BACKED SECURITIES - 8.36%
ACE Securities Corp., Series 2006-CW1, Class A2A
2.6487% due 07/25/2036 (b)	192,101	188,740
ACE Securities Corp., Series 2006-NC3, Class A2A
2.6487% due 12/25/2036 (b)	239,883	230,251
Argent Securities, Inc., Series 2006-M3, Class A2A
2.6487% due 10/25/2036 (b)	514,186	502,590
Asset Backed Funding Certificates, Series
2004-OPT5, Class A1
2.9487% due 06/25/2034 (b)	655,821	546,709
Asset Backed Funding Certificates, Series
2006-OPT3, Class A3A
2.6587% due 11/25/2036 (b)	111,770	103,163
Asset Backed Securities Corp. Home Equity,
Series 2006-HE7, Class A2
2.6487% due 11/25/2036 (b)	68,612	66,630
Bank One Issuance Trust, Series 2003-A3, Class A3
2.9275% due 12/15/2010 (b)	400,000	399,997
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE7, Class 1A1
3.5987% due 08/25/2037 (b)	5,644,810	5,079,041
Bear Stearns Asset Backed Securities, Inc., Series
2002-2, Class A1
2.9287% due 10/25/2032 (b)	38,394	33,151
Bear Stearns Asset Backed Securities, Inc., Series
2004-BO1, Class 1A1
2.7987% due 09/25/2034 (b)	36,464	36,420
Bear Stearns Asset Backed Securities, Inc., Series
2005-4, Class A
2.9287% due 01/25/2036 (b)	56,337	54,778
Bear Stearns Asset Backed Securities, Inc., Series
2006-AQ1, Class 2A1
4.945% due 10/25/2036 (b)	753,209	715,756
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE10, Class 21A1
2.6687% due 12/25/2036 (b)	1,390,565	1,250,465
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE9, Class 1A1
2.6487% due 09/25/2036 (b)	55,096	51,444

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Centex Home Equity, Series 2006-A, Class AV1
2.6488% due 06/25/2036 (b)	$0	$0
Chase Credit Card Master Trust, Series 2003-3,
Class A
2.9275% due 10/15/2010 (b)	400,000	400,074
Chase Credit Card Master Trust, Series 2003-6,
Class A
2.928% due 02/15/2011 (b)	900,000	896,201
Chase Issuance Trust, Series 2005-A1, Class A1
2.8275% due 12/15/2010 (b)	300,000	299,986
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
5.0975% due 10/01/2036 (b)(g)	27,087	25,281
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
2.6487% due 11/25/2036 (b)	111,131	108,532
Citigroup Mortgage Loan Trust, Inc., Series
2007-AMC2, Class A3A
2.6787% due 01/25/2037 (b)	2,393,927	2,285,415
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032	297,599	297,611
Countrywide Asset-Backed Certificates, Series
2006-1, Class AF1
4.995% due 02/25/2036 (b)	7,384	7,384
Countrywide Asset-Backed Certificates, Series
2006-11, Class 3AV1
4.925% due 09/25/2046 (b)	190,081	186,084
Countrywide Asset-Backed Certificates, Series
2006-13, Class 3AV1
4.915% due 01/25/2037 (b)	218,684	216,190
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
4.975% due 10/25/2036 (b)	448,700	434,015
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
4.915% due 03/25/2037 (b)	341,335	327,546
Countrywide Asset-Backed Certificates, Series
2006-21, Class 2A1
4.915% due 05/25/2037 (b)	177,085	168,429
Countrywide Asset-Backed Certificates, Series
2006-22, Class 2A1
4.915% due 12/25/2036 (b)	254,947	246,542
Countrywide Asset-Backed Certificates, Series
2006-23, Class 2A1
2.6487% due 11/25/2037 (b)	2,828,844	2,736,128
Countrywide Asset-Backed Certificates, Series
2006-4, Class 2A1
4.935% due 07/25/2036 (b)	21,663	21,663
Countrywide Asset-Backed Certificates, Series
2006-8, Class 2A1
4.895% due 01/25/2046 (b)	466,740	457,183
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-CB6, Class A1
2.7187% due 07/25/2037 (b)(g)	1,183,892	1,115,021
Equity One ABS, Inc., Series 2004-1, Class AV2
2.8987% due 04/25/2034 (b)	88,483	76,025
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-32, Class A1
2.8587% due 08/25/2031 (b)	112,284	110,395

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFH2, Class A2
2.8487% due 04/25/2035 (b)(g)	$36,275	$36,197
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF1, Class 2A1
2.6887% due 01/25/2036 (b)	20,999	20,935
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
2.6487% due 11/25/2036 (b)	1,308,839	1,183,727
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF16, Class 2A1
2.6487% due 12/25/2036 (b)	142,864	135,402
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
2.6687% due 12/25/2037 (b)	2,692,529	2,539,987
First NLC Trust, Series 2007-1, Class A1
2.6687% due 08/25/2037 (b)(g)	4,607,599	4,415,374
First USA Credit Card Master Trust, Series 1998-6,
Class A
2.935% due 04/18/2011 (b)	1,300,000	1,298,411
Fremont Home Loan Trust, Series 2006-C, Class
2A1
2.6487% due 10/25/2036 (b)	100,286	96,659
Fremont Home Loan Trust, Series 2006-E, Class
2A1
2.6587% due 01/25/2037	334,855	304,454
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	2,876,944	2,834,453
GSAMP Trust, Series 2004-SEA2, Class A2A
2.8887% due 03/25/2034 (b)	115,305	112,977
GSAMP Trust, Series 2006-HE7, Class A2A
2.6387% due 10/25/2036 (b)	149,329	142,435
GSAMP Trust, Series 2006-S6, Class A1A
2.6687% due 10/25/2036 (b)	33,912	30,985
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
4.965% due 11/25/2030 (b)	45,500	45,135
Home Equity Asset Trust, Series 2006-2, Class 2A1
2.6787% due 05/25/2036 (b)(g)	45,266	44,964
HSI Asset Securitization Corp. Trust, Series
2006-HE1, Class 2A1
2.6487% due 10/25/2036 (b)	128,686	118,405
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
2.6487% due 12/25/2036 (b)	3,143,732	2,920,695
HSI Asset Securitization Corp. Trust, Series
2007-OPT1, Class 2A1
4.915% due 12/25/2036 (b)	1,355,204	1,219,676
Indymac Residential Asset Backed Trust, Series
2006-D, Class 2A1
2.6487% due 11/25/2036 (b)	158,159	155,447
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
4.915% due 11/25/2028 (b)	213,790	201,625
JP Morgan Mortgage Acquisition Corp., Series
2006-CH2, Class AV2
2.6487% due 10/25/2036 (b)	1,580,098	1,471,614

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
JP Morgan Mortgage Acquisition Corp., Series
2006-CW2, Class AV2
2.6387% due 08/25/2036 (b)	$89,228	$86,940
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
2.6687% due 11/25/2036 (b)	134,809	128,497
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
2.6487% due 08/25/2036 (b)	468,853	452,883
Lehman XS Trust, Series 2006-10N, Class 1A1A
4.945% due 07/25/2046 (b)	250,423	242,953
Lehman XS Trust, Series 2006-9, Class A1A
2.6687% due 05/25/2046 (b)	202,737	192,319
Long Beach Mortgage Loan Trust, Series
2005-WL2, Class 3A1
2.7787% due 07/25/2035 (b)	76,464	73,555
Long Beach Mortgage Loan Trust, Series 2006-10,
Class 2A1
2.6387% due 11/25/2036 (b)	109,577	104,118
Long Beach Mortgage Loan Trust, Series 2006-5,
Class 2A1
2.6287% due 06/25/2036 (b)	9,275	9,222
Master Asset Backed Securities Trust, Series
2006-AM3, Class A1
2.6587% due 10/25/2036 (b)	9,376	9,290
MBNA Credit Card Master Note Trust, Series
2004-A7, Class A7
2.9175% due 12/15/2011 (b)	100,000	98,971
MBNA Master Credit Card Trust, Series 1998-E,
Class A
4.4025% due 09/15/2010 (b)	100,000	100,069
Merrill Lynch Mortgage Investors, Inc., Series
2006-AHL1, Class A2A
2.6487% due 05/25/2037 (b)	282,223	277,549
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
2.6687% due 08/25/2036 (b)	1,121,598	1,070,165
Merrill Lynch Mortgage Investors, Inc., Series
2006-MLN1, Class A2A
2.6687% due 07/25/2037 (b)	371,955	356,441
Merrill Lynch Mortgage Investors, Inc., Series
2006-RM3, Class A2A
2.6287% due 06/25/2037 (b)	156,121	153,348
Morgan Stanley ABS Capital I, Series 2006-HE4,
Class A1
2.6387% due 06/25/2036 (b)	32,838	32,429
Morgan Stanley ABS Capital I, Series 2006-HE7,
Class A2A
2.6487% due 09/25/2036 (b)	290,446	276,329
Morgan Stanley ABS Capital I, Series 2006-HE8,
Class A2A
4.915% due 10/25/2036 (b)	209,664	203,669
Morgan Stanley ABS Capital I, Series 2006-NC4,
Class A2A
2.6287% due 06/25/2036 (b)	18,275	18,054
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
2.6387% due 10/25/2036	357,470	347,289
Morgan Stanley ABS Capital I, Series 2006-WMC2,
Class A2A
4.905% due 07/25/2036 (b)	1,129,537	1,106,222

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley Capital I, Series 2006-NC2, Class
A2B
2.7187% due 02/25/2036 (b)	$3,844,626	$3,767,720
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
2.6487% due 11/25/2036 (b)	101,114	95,746
Nationstar Home Equity Loan Trust, Series 2007-B,
Class 2AV1
4.985% due 04/25/2037 (b)	1,617,575	1,559,532
Nelnet Student Loan Trust, Series 2004-3, Class A3
5.1737% due 07/25/2016 (b)	83,586	83,525
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
2.6687% due 03/25/2036 (b)	27,985	27,853
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
2.7387% due 01/25/2036 (b)(g)	80,422	75,472
Option One Mortgage Loan Trust, Series 2006-2,
Class 2A1
2.6487% due 07/25/2036 (b)	34,639	34,152
Option One Mortgage Loan Trust, Series 2006-3,
Class 2A1
2.6387% due 02/25/2037 (b)	44,286	42,271
Park Place Securities, Inc., Series 2005-WCW1,
Class A1B
2.8587% due 09/25/2035 (b)	30,826	29,775
Residential Asset Mortgage Products, Inc., Series
2006-RS6, Class A1
2.6687% due 11/25/2036 (b)	95,856	92,586
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
4.965% due 04/25/2030 (b)	2,008,156	1,913,363
Residential Asset Securities Corp., Series
2006-EMX4, Class A1
2.6387% due 06/25/2036 (b)	284,006	279,155
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
2.6687% due 11/25/2036 (b)	152,910	145,842
Residential Asset Securities Corp., Series
2006-KS4, Class A1
2.6387% due 06/25/2036 (b)	267,566	265,708
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
2.6687% due 11/25/2036 (b)	807,044	768,605
Residential Asset Securities Corp., Series
2007-KS2, Class AI1
2.6687% due 02/25/2037 (b)	1,396,443	1,305,410
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
2.6487% due 09/25/2036 (b)	143,016	136,103
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
2.6587% due 12/25/2036 (b)	1,585,587	1,438,134
SLM Student Loan Trust, Series 2006-9, Class A2
3.3312% due 04/25/2017 (b)	3,219,572	3,202,470
SLM Student Loan Trust, Series 2007-3, Class A1
5.0737% due 10/25/2014 (b)	2,620,511	2,607,593
SLM Student Loan Trust, Series 2007-5, Class A1
5.0737% due 09/25/2020 (b)	3,761,314	3,752,706

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Small Business Administration Participation
Certificates
5.51% due 11/01/2027	$5,100,000	$5,225,304
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
2.6487% due 10/25/2036 (b)	309,850	299,745
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
2.6787% due 01/25/2037 (b)	2,170,568	2,071,611
Soundview Home Equity Loan Trust, Series
2006-NLC1, Class A1
2.6587% due 11/25/2036 (g)	268,524	258,966
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
2.6987% due 10/25/2036 (b)	100,608	98,136
Specialty Underwriting & Residential Finance,
Series 2006-BC2, Class A2A
2.6587% due 02/25/2037 (b)	165,788	164,215
Specialty Underwriting & Residential Finance,
Series 2006-BC3, Class A2A
2.6287% due 06/25/2037 (b)	29,922	29,290
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
2.6437% due 11/25/2037 (b)	47,483	44,953
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
2.6487% due 07/25/2036 (b)	40,939	39,001
Structured Asset Securities Corp., Series
2005-7XS, Class 2A1A
4.90% due 04/25/2035	952,451	879,006
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3224% due 12/31/2036 (b)(g)	407,144	388,812
Structured Asset Securities Corp., Series
2006-BC3, Class A2
4.915% due 11/25/2036 (b)	601,926	583,188
Truman Capital Mortgage Loan Trust, Series
2004-1, Class A1
2.9387% due 01/25/2034 (b)(g)	16,908	16,583
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.1175% due 08/11/2018 (b)(g)	7,204,700	6,765,548
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
2.8975% due 06/15/2020 (b)(g)	4,888,018	4,509,197
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
3.265% due 07/25/2036 (b)(g)	518,797	510,286

TOTAL ASSET BACKED SECURITIES
(Cost $91,785,528)		$87,852,271

PREFERRED STOCKS - 0.37%

Banking - 0.37%
Bank of America Corp., 8.00% * (b)	1,400,000	1,401,680
Bank of America Corp., Series L, 7.25% *	1,000	1,033,000
Wachovia Corp., 7.98% * (b)	1,500,000	1,473,750

		3,908,430

TOTAL PREFERRED STOCKS (Cost $3,900,000)		$3,908,430

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 0.95%

Financial Services - 0.46%
DaimlerChrysler Financial Company
6.80% due 08/03/2012 (b)	$5,771,000	$4,812,610

Medical-Hospitals - 0.41%
HCA, Inc.
4.95% due 11/16/2013 (b)	4,641,250	4,278,652

Paper - 0.08%
Georgia Pacific Corp.
7.3699% due 12/20/2012 (b)	977,500	905,742

TOTAL TERM LOANS (Cost $11,101,200)		$9,997,004

OPTIONS - 0.38%

Call Options - 0.12%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Bond Futures
Expiration 04/25/2008 at $140.00 *	1,718,000	26,844
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 yrs. Futures
Expiration 04/25/2008 at $110.50 *	338,000	2,641
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 05/23/2008 at $125.00 *	708,000	5,531
EUREX American Call on Euro-Bund Futures
Expiration 05/23/2008 at $130.00 *	17,000,000	2,684
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	6,000,000	942,371
Over The Counter European Style Purchase Call
on the USD vs. JPY
Expiration 12/01/2008 at $111.00 *	3,000,000	9,813
Expiration 06/23/2008 at $118.15 *	11,000,000	5,566
Over The Counter European Style Purchase Call
on USD-LIBOR Rate Swaption
Expiration 09/26/2008 at $4.75 *	7,000,000	287,382

		1,282,832

Put Options - 0.26%
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 Yrs. Futures
Expiration 05/23/2008 at $102.00 *	359,000	5,609
Expiration 05/23/2008 at $96.00 *	938,000	14,656
Expiration 05/24/2008 at $97.00 *	64,000	1,000
Expiration 05/23/2008 at $98.00 *	238,000	3,719
Over The Counter European Purchase Put on FG
TBA, 5.50%
Expiration 06/05/2008 at $86.00 *	56,500,000	1
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 06/05/2008 at $86.375 *	65,800,000	1
Over The Counter European Purchase Put on
FNMA TBA, 6.50%
Expiration 04/07/2008 at $95.00 *	25,000,000	0
Over The Counter European Purchase Put on
Treasury Inflationary Index, 1.625%
Expiration 05/21/2008 at $83.00 *	8,000,000	0
Over The Counter European Purchase Put on
Treasury Inflationary Index, 1.875%
Expiration 04/07/2008 at $100.00 *	125,000,000	1
Expiration 05/01/2008 at $90.00 *	50,000,000	1

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)

Put Options (continued)
Over The Counter European Purchase Put on
Treasury Inflationary Index, 1.875% (continued)
Expiration 04/28/2008 at $99.00 *		20,000,000	$1,562
Over The Counter European Purchase Put on
Treasury Inflationary Index, 2.00%
Expiration 04/07/2008 at $101.00 *		50,000,000	1
Expiration 04/08/2008 at $78.00 *		48,900,000	0
Expiration 04/08/2008 at $88.00 *		50,000,000	1
Expiration 04/08/2008 at $95.50 *		50,000,000	0
Over The Counter European Purchase Put on
Treasury Inflationary Index, 3.50%
Expiration 04/28/2008 at $105.00 *		70,000,000	94,500
Over The Counter European Purchase Put on
Treasury Inflationary Index, 4.25%
Expiration 04/28/2008 at $105.00 *		50,000,000	274,000
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *		6,000,000	248,274
Over The Counter European Style Purchase Put on
the USD vs. JPY
Expiration 06/23/2008 at $118.15 *		11,000,000	2,091,331

			2,734,657

TOTAL OPTIONS (Cost $1,468,841)			$4,017,489

REPURCHASE AGREEMENTS - 1.32%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2008 at
1.20% to be repurchased at
$9,900,330 on 04/01/2008,
collateralized by $9,811,000 U.S.
Treasury Notes, 4.50% due
03/31/2009 (valued at
$10,108,396, including interest)		$9,900,000	$9,900,000
Repurchase Agreement with State Street
Corp. dated 03/31/2008 at 1.60% to be
repurchased at $3,998,178 on 04/01/2008,
collateralized by $4,090,000 Federal
National Mortgage Association, 0.00% due
06/30/2008 (valued at $4,079,775,
including interest)		3,998,000	3,998,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,898,000)			$13,898,000

SHORT TERM INVESTMENTS - 4.43%
Dexia Credit Local SA - Series YCD
3.0719% due 09/29/2008	EUR	10,500,000	$10,497,978
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008		$29,000,000	29,000,000
Nordea Bank Finland PLC, Series YCD
3.0819% due 12/01/2008 (b)		5,600,000	5,595,425
Societe Generale NY
3.0706% due 06/30/2008		800,000	799,940

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 06/12/2008	$600,000	$598,998

TOTAL SHORT TERM INVESTMENTS
(Cost $46,495,898)		$46,492,341

Total Investments (Real Return Bond Trust)
(Cost $2,165,361,153) - 207.01%		$2,174,413,217
Liabilities in Excess of Other Assets - (107.01)%		(1,124,007,203)

TOTAL NET ASSETS - 100.00%		$1,050,406,014

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 17.58%
Federal Home Loan Mortgage Corp.
6.00%, TBA **	$63,700,000	$65,312,374

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $63,973,875)		$65,312,374

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 49.64%
Federal National Mortgage Association
5.00%, TBA **	8,900,000	$8,808,223
5.50%, TBA **	106,980,000	$107,982,938
6.00%, TBA **	66,000,000	$67,685,309

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $182,394,809)		$184,476,470

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.17%
Government National Mortgage Association
5.50%, TBA **	200,000	$203,906
6.00%, TBA **	5,600,000	$5,779,377
6.50%, TBA **	2,000,000	$2,078,750

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $8,052,523)		$8,062,033

TREASURY INFLATION PROTECTED
SECURITIES (D) - 19.19%
U.S. Treasury
2.375%, due 04/15/2011	4,582,983	$4,925,634
3.00%, due 07/15/2012	24,298,855	$27,237,509
2.625%, due 07/15/2017	4,083,240	$4,649,790
1.625%, due 01/15/2018	32,866,256	$34,481,337

TOTAL TREASURY INFLATION
PROTECTED SECURITIES
(D) (Proceeds $70,637,385)		$71,294,270

U.S. TREASURY BONDS - 1.27%
U.S. Treasury Bonds
4.75%, due 02/15/2037	4,400,000	$4,737,220

TOTAL U.S. TREASURY
BONDS (Proceeds $4,545,197)		$4,737,220

	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 10.15%
U.S. Treasury Notes
4.125%, due 08/31/2012	$7,300,000	$7,840,660
3.625%, due 12/31/2012	4,530,000	$4,781,275
4.25%, due 08/15/2014	200,000	$218,750
4.75%, due 08/15/2017	10,700,000	$11,846,066
4.25%, due 11/15/2017	12,190,000	$13,016,640

TOTAL U.S. TREASURY
NOTES (Proceeds $36,653,482)		$37,703,391

Total Securities Sold Short (Real Return Bond Trust)
(Proceeds $366,257,273)		$371,585,758

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.29%

Advertising - 1.54%
Focus Media Holding, Ltd., ADR *	99,815	$3,508,497
Monster Worldwide, Inc. *	60,100	1,455,021

		4,963,518
Agriculture - 0.88%
Monsanto Company	25,253	2,815,709

Business Services - 1.14%
Accenture, Ltd., Class A	86,300	3,035,171
SAIC, Inc. *	33,400	620,906

		3,656,077
Cable & Television - 0.73%
Comcast Corp., Class A	121,815	2,355,902

Cellular Communications - 0.36%
Crown Castle International Corp. *	33,400	1,151,966

Computer Services - 1.70%
NetApp, Inc. *	272,100	5,455,605

Computers & Business Equipment - 21.56%
Acme Packet, Inc. *	54,000	431,460
Apple, Inc. *	60,561	8,690,503
BigBand Networks, Inc. *	80,500	461,265
Cisco Systems, Inc. *	565,285	13,617,716
Cogent, Inc. *	58,700	553,541
Cognizant Technology Solutions Corp.,
Class A *	137,690	3,969,603
Dell, Inc. *	233,251	4,646,360
Delta Electronics, Inc.	333,950	989,107
EMC Corp. *	327,220	4,692,335
Foxconn Technology Company, Ltd.	134,000	799,234
Hewlett-Packard Company	175,660	8,020,636
International Business Machines Corp.	56,030	6,451,294
Juniper Networks, Inc. *	270,152	6,753,800
Palm, Inc. * (a)	200,400	1,002,000
Research In Motion, Ltd. *	66,050	7,412,791
Wistron Corp.	501,000	800,483

		69,292,128
Electrical Equipment - 0.18%
Stanley Electric Corp.	23,000	566,447

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics - 2.38%
Dolby Laboratories, Inc., Class A *	17,143	$621,605
Hon Hai Precision Industry Company, Ltd.	266,880	1,536,481
Koninklijke Philips Electronics NV (a)	9,220	353,495
Nidec Corp.	7,995	493,354
Samsung Electronics Company, Ltd.	4,636	2,931,585
Tyco Electronics, Ltd.	50,125	1,720,290

		7,656,810
Energy - 1.33%
First Solar, Inc. *	16,355	3,780,295
Renewable Energy Corp. ASA *	7,770	218,838
SunPower Corp., Class A. *	3,655	272,334

		4,271,467
Financial Services - 0.05%
Visa, Inc. *	2,415	150,599

Healthcare Products - 0.67%
Baxter International, Inc.	12,290	710,608
Becton, Dickinson & Company	16,770	1,439,704

		2,150,312
Household Appliances - 0.15%
LG Electronics, Inc.	3,830	492,223

Industrials - 1.07%
ABB, Ltd.	127,890	3,446,911

International Oil - 0.02%
Weatherford International, Ltd. *	910	65,948

Internet Content - 3.88%
Google, Inc., Class A *	23,025	10,141,822
Yahoo!, Inc. *	80,100	2,317,293

		12,459,115
Internet Retail - 1.56%
eBay, Inc. *	167,875	5,009,390

Internet Service Provider - 0.60%
Baidu.com, Inc., SADR *	8,020	1,921,833

Internet Software - 5.27%
Digital River, Inc. *	33,400	1,034,398
McAfee, Inc. *	163,910	5,423,782
Salesforce.com, Inc. *	132,695	7,679,059
Tencent Holdings, Ltd.	485,080	2,792,934

		16,930,173
Leisure Time - 3.61%
DreamWorks Animation SKG, Inc., Class A *	33,400	861,052
Electronic Arts, Inc. *	194,061	9,687,525
International Game Technology	26,700	1,073,607

		11,622,184
Manufacturing - 0.34%
Foxconn International Holdings, Ltd. *	801,500	1,088,770

Petroleum Services - 0.10%
Diamond Offshore Drilling, Inc.	2,775	323,010

Semiconductors - 19.66%
Advanced Micro Devices, Inc. *	135,000	795,150
Altera Corp.	367,600	6,774,868
Analog Devices, Inc.	236,640	6,985,613

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
ASML Holding NV *	45,895	$1,138,655
Broadcom Corp., Class A *	267,200	5,148,944
Chartered Semiconductor Manufacturing, Ltd. *	1,211,741	642,076
Intel Corp.	305,065	6,461,277
Intersil Corp., Class A	37,400	960,058
KLA-Tencor Corp.	25,400	942,340
Linear Technology Corp.	28,910	887,248
Marvell Technology Group, Ltd. *	446,700	4,860,096
Maxim Integrated Products, Inc.	233,800	4,767,182
MEMC Electronic Materials, Inc. *	23,295	1,651,616
Microchip Technology, Inc.	156,625	5,126,336
National Semiconductor Corp.	200,400	3,671,328
NVIDIA Corp. *	58,980	1,167,214
ON Semiconductor Corp. *	103,865	589,953
PMC-Sierra, Inc. *	400,800	2,284,560
QLogic Corp. *	71,600	1,099,060
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	196,570	2,018,774
Xilinx, Inc.	220,300	5,232,125

		63,204,473
Software - 12.11%
Activision, Inc. *	196,930	5,378,158
Adobe Systems, Inc. *	33,892	1,206,216
Autodesk, Inc. *	79,800	2,512,104
Genpact, Ltd. *	6,700	82,075
HCL Technologies, Ltd.	60,478	385,470
Infosys Technologies, Ltd., ADR	53,610	1,917,630
Infosys Technologies, Ltd.	32,473	1,167,065
Longtop Financial Technologies, Ltd. *	5,791	109,334
Microsoft Corp.	394,100	11,184,558
Oracle Corp. *	255,355	4,994,744
Red Hat, Inc. *	200,400	3,685,356
Riverbed Technology, Inc. *	75,375	1,120,072
SAP AG, SADR (a)	13,200	654,324
Satyam Computer Services, Ltd., ADR	18,100	408,879
Satyam Computer Services, Ltd.	124,164	1,220,569
Take-Two Interactive Software, Inc. * (a)	49,600	1,265,792
Tata Consultancy Services, Ltd.	81,968	1,643,885

		38,936,231
Telecommunications Equipment &
Services - 10.38%
Alcatel-Lucent, SADR	86,800	499,968
Amdocs, Ltd. *	19,688	558,352
American Tower Corp., Class A *	81,735	3,204,829
Ciena Corp. *	66,700	2,056,361
Corning, Inc.	328,305	7,892,452
Finisar Corp. * (a)	534,400	684,032
JDS Uniphase Corp. *	93,325	1,249,622
Nokia Oyj, SADR	20,100	639,783
Optium Corp. * (a)	68,800	483,664
QUALCOMM, Inc.	364,660	14,951,060
Starent Networks Corp. * (a)	67,500	911,250
Telefonica SA, SADR	2,635	227,954

		33,359,327

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone - 0.10%
AT&T, Inc.	8,185	$313,486

Toys, Amusements & Sporting Goods - 1.69%
Nintendo Company, Ltd.	10,400	5,441,325

Travel Services - 0.23%
Ctrip.com International, Ltd., ADR	13,751	729,078

TOTAL COMMON STOCKS (Cost $318,345,544)		$299,830,017

WARRANTS - 0.17%

Telecommunications Equipment &
Services - 0.17%
MacQuarie Group, Ltd.
(Expiration Date 11/15/2011, Strike
Price INR 0.00001) *	27,155	559,122

TOTAL WARRANTS (Cost $592,079)		$559,122

CORPORATE BONDS - 0.35%

Broadcasting - 0.35%
Liberty Media
3.50% due 01/15/2031	1,630,000	1,138,963

TOTAL CORPORATE BONDS (Cost $1,275,323)		$1,138,963

SHORT TERM INVESTMENTS - 5.04%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$10,617,980	$10,617,980
T. Rowe Price Reserve Investment Fund	5,588,710	5,588,705

TOTAL SHORT TERM INVESTMENTS
(Cost $16,206,686)		$16,206,685

REPURCHASE AGREEMENTS - 4.13%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$13,267,590 on 04/01/2008,
collateralized by $2,080,000
Federal Home Loan Mortgage
Corp., 1.00% due 07/11/2022
(valued at $2,064,400, including
interest) and $10,995,000 Federal
National Mortgage Association,
5.40% due 12/14/2022 (valued at
$11,476,031, including interest)	$13,267,000	$13,267,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,267,000)		$13,267,000

Total Investments (Science & Technology Trust)
(Cost $349,686,632) - 102.98%		$331,001,787
Liabilities in Excess of Other Assets - (2.98)%		(9,590,134)

TOTAL NET ASSETS - 100.00%		$321,411,653

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 2.78%

U.S. Treasury Notes - 2.78%
2.75% due 02/28/2013	$6,490,000	$6,579,237

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,558,942)		$6,579,237

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.31%

Federal Home Loan Mortgage Corp. - 6.30%
5.25% due 07/18/2011	8,500,000	9,139,557
5.823% due 03/01/2037 (b)	3,664,773	3,722,139
6.50% due 12/01/2009	60,759	61,715
6.96% due 11/01/2033 (b)	213,920	214,883
7.00% due 12/01/2010 to 02/01/2014	975,222	1,017,270
7.50% due 11/01/2009 to 06/01/2012	171,804	178,292
8.00% due 06/01/2010	41,368	43,102
8.50% due 05/01/2015	472,739	536,985

		14,913,943

Federal National Mortgage
Association - 14.80%
4.25% due 08/15/2010	10,000,000	10,419,880
4.732% due 03/01/2035 (b)	2,741,809	2,770,204
5.75% due 01/01/2033 (b)	75,344	77,287
6.00% due 05/15/2008 to 01/01/2017	16,250,839	16,354,763
6.50% due 04/01/2017 to 08/01/2017	2,498,034	2,618,680
7.00% due 12/01/2010 to 07/01/2034	1,364,202	1,440,075
7.125% due 09/01/2033 (b)	388,427	396,716
7.50% due 08/01/2009 to 07/01/2034	564,376	599,884
8.00% due 07/01/2014	318,791	338,083

		35,015,572

Government National Mortgage
Association - 0.21%
7.00% due 12/15/2008	25,769	25,846
8.00% due 12/15/2025	222,902	238,726
8.50% due 11/15/2015	215,915	238,339

		502,911

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,396,083)		$50,432,426

CORPORATE BONDS - 29.79%

Agriculture - 0.26%
Cargill, Inc.
5.60% due 09/15/2012 (g)	600,000	614,907

Amusement & Theme Parks - 0.84%
Walt Disney Company, MTN
3.09% due 09/10/2009 (b)	2,000,000	1,996,610

Banking - 0.99%
BAC Capital Trust XIII
3.268% due 03/15/2043 (b)	1,000,000	680,769
Glitnir Banki HF
6.375% due 09/25/2012 (g)	630,000	537,543
USB Capital IX
6.189% due 03/29/2049 (b)	1,000,000	742,500
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	545,000	388,313

		2,349,125

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Broadcasting - 0.43%
Viacom, Inc.
5.75% due 04/30/2011	$1,000,000	$1,010,650

Building Materials & Construction - 0.42%
Ryland Group, Inc.
5.375% due 06/01/2008	1,000,000	999,809

Cable & Television - 1.88%
Time Warner, Inc.
3.30% due 11/13/2009 (b)	2,500,000	2,393,862
6.75% due 04/15/2011	1,000,000	1,028,340
Viacom, Inc.
6.625% due 05/15/2011	1,000,000	1,020,039

		4,442,241

Computers & Business Equipment - 0.34%
Hewlett-Packard Company
4.50% due 03/01/2013	800,000	811,591

Electrical Utilities - 2.43%
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008	1,150,000	1,151,751
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	1,023,436
Dominion Resources, Inc., Series B
3.2475% due 11/14/2008 (b)	1,500,000	1,492,254
Exelon Generation Company, LLC
6.95% due 06/15/2011	1,000,000	1,060,910
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,000,000	1,031,217

		5,759,568

Electronics - 0.43%
Tyco Electronics Group SA
6.00% due 10/01/2012 (g)	1,000,000	1,024,940

Financial Services - 5.87%
American Express Credit Corp., Series MTNB
3.2606% due 10/04/2010	1,000,000	944,969
Bear Stearns Companies, Inc.
3.474% due 01/31/2011 (b)	1,000,000	917,376
Capital One Financial Corp., MTN
5.70% due 09/15/2011	950,000	896,116
CIT Group, Inc.
3.4019% due 11/03/2010 (b)	1,500,000	1,166,681
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,500,000	999,150
Janus Capital Group, Inc.
5.875% due 09/15/2011	1,000,000	1,012,601
Kaupthing Bank HF
4.958% due 01/15/2010 (b)(g)	685,000	618,266
Lehman Brothers Holdings, Inc., MTN
3.2325% due 05/25/2010 (b)	1,000,000	894,596
5.75% due 04/25/2011	1,000,000	982,829
Merrill Lynch & Company, Inc., MTN
2.9512% due 08/14/2009 (b)	857,000	838,952
NiSource Finance Corp.
7.875% due 11/15/2010	1,000,000	1,087,052
PNC Funding Corp.
4.50% due 03/10/2010	1,000,000	1,002,903
SLM Corp.
4.50% due 07/26/2010	335,000	274,874

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Vita Capital III, Ltd., Series B-I
5.829% due 01/01/2011 (b)(g)	$850,000	$831,061
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,500,000	1,418,715

		13,886,141

Forest Products - 0.42%
Weyerhaeuser Company
3.655% due 09/24/2009 (b)	1,000,000	985,586

Gas & Pipeline Utilities - 2.35%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	1,850,000	1,897,166
ONEOK Partners LP
5.90% due 04/01/2012	1,500,000	1,558,332
Rockies Express Pipeline LLC
4.25% due 08/20/2009 (b)(g)	1,500,000	1,500,310
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	620,000	602,432

		5,558,240

Healthcare Services - 0.81%
UnitedHealth Group, Inc.
2.7787% due 06/21/2010 (b)	2,000,000	1,916,128

Insurance - 4.41%
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,540,305
6.60% due 12/15/2008	1,400,000	1,420,980
Hartford Financial Services Group, Inc.
5.55% due 08/16/2008	1,250,000	1,257,716
6.375% due 11/01/2008	1,000,000	1,014,658
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	895,000	902,672
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,500,000	1,509,236
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,320,173
Xstrata Finance Dubai, Ltd.
3.42% due 11/13/2009 (g)	1,500,000	1,458,512

		10,424,252

International Oil - 0.43%
Transocean, Inc.
5.25% due 03/15/2013	1,000,000	1,021,887

Leisure Time - 0.42%
MGM Mirage, Inc.
6.00% due 10/01/2009	1,000,000	992,500

Petroleum Services - 0.42%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	1,000,000	999,764

Real Estate - 3.17%
Colonial Realty LP
4.75% due 02/01/2010	1,500,000	1,477,070
Rouse Company, REIT
3.625% due 03/15/2009	900,000	847,486
Simon Property Group LP, REIT
3.75% due 01/30/2009	2,256,000	2,239,109
Vornado Realty LP
5.60% due 02/15/2011	1,000,000	981,283

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Westfield Group
5.40% due 10/01/2012 (g)	$2,000,000	$1,945,826

		7,490,774

Retail - 0.41%
CVS Caremark Corp.
3.3756% due 06/01/2010 (b)	1,000,000	971,882

Retail Trade - 0.40%
Home Depot, Inc.
2.925% due 12/16/2009 (b)	1,000,000	953,622

Telecommunications Equipment &
Services - 0.45%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	1,000,000	1,069,702

Telephone - 1.34%
BellSouth Corp.
4.20% due 09/15/2009	1,200,000	1,207,936
Sprint Capital Corp.
6.375% due 05/01/2009	1,000,000	985,000
Telecom Italia Capital SA
4.00% due 01/15/2010	1,000,000	980,980

		3,173,916

Transportation - 0.87%
FedEx Corp.
5.50% due 08/15/2009	2,000,000	2,048,026

TOTAL CORPORATE BONDS (Cost $72,631,960)		$70,501,861

COLLATERALIZED MORTGAGE
OBLIGATIONS - 34.51%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.6905% IO due 07/10/2042 (b)	57,944,073	928,594
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
4.9891% due 11/20/2035 (b)	2,010,273	2,019,147
Banc of America Large Loan,
Series 2005-MIB1, Class B
3.078% due 03/15/2022 (b)(g)	850,000	795,314
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.8019% due 10/25/2036 (b)	4,789,659	4,306,947
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR3, Class A1
3.236% due 02/11/2041	300,893	297,869
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR10, Class X2
0.0356% IO due 12/11/2040 (b)	381,301,650	1,316,596
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class A2
5.478% due 10/12/2041	5,000,000	4,936,096
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR13, Class X2
0.4371% IO due 09/11/2041 (b)	95,714,183	1,805,112
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
3.258% due 03/15/2019 (b)(g)	1,000,000	888,396

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	$1,586,622	$1,588,530
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class XP
0.2111% IO due 05/10/2043 (b)	68,831,950	635,188
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
0.9354% IO due 03/10/2039 (b)(g)	32,185,852	624,537
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
3.018% due 11/15/2017 (b)(g)	565,000	523,289
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019 (g)	2,700,000	2,681,150
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
2.9875% due 12/15/2020 (b)(g)	1,735,395	1,636,558
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	421,380	420,531
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class ASP
0.5773% IO due 09/15/2039 (b)(g)	117,030,956	2,924,580
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
3.0875% due 10/15/2021 (b)(g)	2,000,000	1,881,676
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
3.048% due 04/15/2008 (b)(g)	675,000	636,222
Credit Suisse/Morgan Stanley Commercial
Mortgage Certificate, Series 2006-HC1A, Class A2
3.3813% due 05/15/2008 (b)(g)	1,000,000	941,993
Crown Castle Towers LLC, Series 2006-1A, Class C
5.4696% due 11/15/2036 (g)	1,500,000	1,284,909
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	377,704	389,088
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	974,995	975,358
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	206,714	223,484
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0276% due 08/25/2034 (b)	1,574,165	1,487,871
GE Capital Commercial Mortgage Corp,
Series 2002-2A, Class A2
4.97% due 08/11/2036	1,513,955	1,506,384
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036 (g)	670,000	635,100
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class AFX
5.3928% due 05/15/2037 (g)	2,000,000	1,927,380
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C2, Class A2
6.945% due 09/15/2033	1,979,143	1,998,934
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
6.522% due 03/25/2036 (b)	1,476,190	1,070,731

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
6.563% due 11/19/2034 (b)	$368,523	$370,094
Harborview Mortgage Loan
Trust, Series 2005-4, Class 1A
5.5896% due 07/19/2035 (b)	578,011	576,354
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB16, Class X2
0.308% IO due 05/12/2045 (b)	104,097,561	2,131,085
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	1,394,592	1,451,735
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	1,413,526	1,466,944
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.358% IO due 09/15/2040 (b)	36,447,495	476,416
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.6439% IO due 09/15/2039 (b)	82,897,017	2,199,034
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
2.9875% due 10/15/2017 (b)(g)	465,889	436,246
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2005-LLFA, Class E
3.0975% due 07/15/2018 (b)(g)	1,270,000	1,181,057
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	2,322,244	2,118,439
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
6.7856% due 03/25/2035 (b)	1,106,342	1,064,324
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 1A
5.9375% due 12/25/2032 (b)	48,206	48,685
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	2,216,301	2,212,320
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	1,075,216	1,076,292
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
3.2487% due 06/25/2028 (b)	636,226	591,455
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.3585% IO due 08/13/2042 (b)	35,090,742	531,951
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
4.2588% due 12/20/2049 (b)(g)	1,000,000	700,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
3.5187% due 12/20/2049 (b)(g)	1,000,000	600,000
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035 (g)	2,480,305	2,281,881
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	1,617,044	1,599,598
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036 (g)	2,000,000	1,997,422

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Sequoia Mortgage Trust, Series 2004-4, Class A
5.3387% due 05/20/2034 (b)	$431,312	$408,081
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
7.2298% due 10/25/2034 (b)	895,786	855,890
Trapeza CDO LLC Series 2007-12A, Class B
5.2063% due 04/06/2042 (b)(g)	1,500,000	1,271,820
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.3029% due 11/23/2043 (g)	974,900	924,176
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	2,483,328	2,475,784
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 4A1
4.9921% due 10/25/2035 (b)	4,306,525	4,189,838
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.3372% due 10/25/2036 (b)	3,328,407	3,155,895

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $86,757,412)		$81,680,380

ASSET BACKED SECURITIES - 7.42%
American Express Issuance Trust, Series 2008-1,
Class A
3.6587% due 12/15/2010 (b)	1,000,000	1,000,000
BA Credit Card Trust, Series 2008-A3, Class A3
3.5212% due 08/15/2011 (b)	800,000	799,653
Alesco Preferred Funding, Ltd., Series 12A, Class B
4.858% due 07/15/2037 (b)(g)	310,000	254,293
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.249% due 09/23/2037 (b)(g)	1,310,000	990,753
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.279% due 12/23/2037 (b)(g)	115,000	94,588
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	1,000,000	700,000
Anthracite, Ltd., Series 2002-CIBA, Class A
3.049% due 05/24/2017 (b)(g)	941,255	753,004
Anthracite, Ltd., Series 2004-1A, Class A
2.9588% due 03/23/2019 (b)(g)	958,594	623,086
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.844% due 12/26/2041 (b)(g)	365,000	246,088
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
4.294% due 01/26/2042 (b)(g)	610,000	345,584
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
3.006% due 03/20/2050 (b)(g)	3,000,000	2,190,000
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
2.979% due 02/25/2052 (b)(g)	1,000,000	651,700
Countrywide Asset-Backed Certificates,
Series 2005-1, Class 1AV2
3.335% due 07/25/2035 (b)	86,819	86,476
CPL Transition Funding LLC, Series 2002-1, Class
A3
5.56% due 01/15/2012	1,000,000	1,033,671
Crest, Ltd., Series 2002-IGA, Class A
3.694% due 07/28/2017 (b)(g)	1,718,013	1,620,541

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Crest, Ltd., Series 2003-1A, Class B1
4.04% due 05/28/2038 (b)(g)	$1,000,000	$859,851
Crystal River Resecuritization, Series 2006-1
5.82% due 09/22/2047	2,100,000	945,000
Equity One ABS, Inc., Series 2004-2, Class AV2
2.849% due 07/25/2034 (b)	42,960	36,765
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	108,683	115,077
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.493% due 11/25/2051 (b)(g)	2,300,000	1,742,020
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.2987% due 02/25/2034 (b)	400,000	291,761
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.8694% due 02/01/2041 (b)(g)	475,000	320,564
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
4.0694% due 02/01/2041 (b)(g)	475,000	294,035
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	900,000	862,234
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036 (b)	197,478	195,628
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036 (b)	500,000	484,258
SACO I, Inc., Series 2006-8, Class AIO
5.50% IO due 08/25/2008 (b)	3,138,065	34,400

TOTAL ASSET BACKED SECURITIES
(Cost $22,650,640)		$17,571,030

REPURCHASE AGREEMENTS - 3.72%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$8,803,391 on 04/01/2008,
collateralized by $8,795,000
Federal Home Loan Mortgage
Corp., 2.875% due 04/30/2010
(valued at $8,981,894, including
interest)	$8,803,000	$8,803,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,803,000)		$8,803,000

Total Investments (Short-Term Bond Trust)
(Cost $246,798,037) - 99.53%		$235,567,934
Other Assets in Excess of Liabilities - 0.47%		1,102,751

TOTAL NET ASSETS - 100.00%		$236,670,685

Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 81.30%

Advertising - 3.35%
inVentiv Health, Inc. *	137,800	$3,970,018

Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Travel - 1.19%
Allegiant Travel Company *	53,500	$1,413,470

Apparel & Textiles - 3.45%
G-III Apparel Group, Ltd. *	202,600	2,718,892
Under Armour, Inc., Class A * (a)	37,400	1,368,840

		4,087,732
Auto Parts - 1.07%
Fuel Systems Solutions, Inc. *	95,200	1,269,016

Banking - 2.72%
SVB Financial Group *	73,800	3,220,632

Business Services - 4.51%
Kendle International, Inc. * (a)	81,100	3,643,012
Kenexa Corp. *	92,100	1,702,008

		5,345,020
Chemicals - 4.77%
Arch Chemicals, Inc.	83,300	3,103,758
H.B. Fuller Company	68,900	1,406,249
ICO, Inc. *	164,800	1,143,712

		5,653,719
Computers & Business Equipment - 2.51%
Radiant Systems, Inc. *	212,500	2,968,625

Cosmetics & Toiletries - 2.67%
Intermediate Parfums, Inc.	143,300	3,164,064

Crude Petroleum & Natural Gas - 2.87%
Goodrich Petroleum Corp. * (a)	112,900	3,396,032

Electronics - 3.16%
Daktronics, Inc. (a)	74,400	1,332,504
IPG Photonics Corp. *	154,000	2,416,260

		3,748,764
Energy - 1.34%
PowerSecure International, Inc. * (a)	134,500	1,583,065

Financial Services - 2.15%
FBR Capital Markets Corp. * (a)	136,300	920,025
SWS Group, Inc.	132,900	1,625,367

		2,545,392
Healthcare Products - 8.58%
Cantel Medical Corp. *	164,300	1,744,866
Inverness Medical Innovations, Inc. *	77,600	2,335,760
SurModics, Inc. * (a)	41,900	1,754,772
Symmetry Medical, Inc. *	260,600	4,325,960

		10,161,358
Healthcare Services - 4.51%
Air Methods Corp. *	77,800	3,763,186
Nighthawk Radiology Holdings, Inc. * (a)	169,100	1,582,776

		5,345,962
Industrial Machinery - 5.41%
Chart Industries, Inc. *	104,500	3,536,280
Flow International Corp. *	309,500	2,875,255

		6,411,535
Insurance - 4.65%
First Mercury Financial Corp. *	115,100	2,003,891

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
National Interstate Corp.	65,900	$1,538,765
Philadelphia Consolidated Holding Corp. *	60,900	1,960,980

		5,503,636
Internet Content - 1.65%
TheStreet.com, Inc.	242,600	1,960,208

Internet Software - 0.45%
Lionbridge Technologies, Inc. *	157,700	528,295

Leisure Time - 2.30%
Gaylord Entertainment Company *	90,000	2,726,100

Pollution Control - 0.92%
CECO Environmental Corp. *	128,500	1,094,820

Railroads & Equipment - 2.53%
Genesee & Wyoming, Inc., Class A *	87,100	2,996,240

Retail Trade - 6.30%
Christopher & Banks Corp.	93,300	932,067
Citi Trends, Inc. * (a)	110,300	2,035,035
Gaiam, Inc., Class A * (a)	88,300	1,529,356
Tractor Supply Company * (a)	75,000	2,964,000

		7,460,458
Software - 6.38%
ACI Worldwide, Inc. *	138,100	2,750,952
Deltek, Inc. *	86,300	1,120,174
DivX, Inc. * (a)	142,300	996,100
Secure Computing Corp. *	417,200	2,690,940

		7,558,166
Toys, Amusements & Sporting Goods - 0.01%
Russ Berrie & Company, Inc. *	1,100	15,466

Transportation - 1.85%
Pacer International, Inc.	133,200	2,188,476

TOTAL COMMON STOCKS (Cost $112,367,976)		$96,316,269

SHORT TERM INVESTMENTS - 19.48%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$23,082,087	$23,082,087

TOTAL SHORT TERM INVESTMENTS
(Cost $23,082,087)		$23,082,087

REPURCHASE AGREEMENTS - 17.43%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$20,644,918 on 04/01/2008,
collateralized by $20,950,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $21,059,778, including
interest)	$20,644,000	$20,644,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,644,000)		$20,644,000

Total Investments (Small Cap Trust)
(Cost $156,094,063) - 118.21%		$140,042,356
Liabilities in Excess of Other Assets - (18.21)%		(21,571,683)

TOTAL NET ASSETS - 100.00%		$118,470,673

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.92%

Advertising - 1.44%
Focus Media Holding, Ltd., ADR * (a)	107,090	$3,764,214

Aerospace - 1.40%
Teledyne Technologies, Inc. *	55,004	2,585,188
TransDigm Group, Inc. *	28,660	1,061,853

		3,647,041
Apparel & Textiles - 0.51%
Liz Claiborne, Inc.	73,768	1,338,889

Auto Parts - 1.43%
LKQ Corp. *	166,120	3,732,716

Banking - 2.14%
Boston Private Financial Holdings, Inc.	113,400	1,200,906
Huntington BancShares, Inc.	69,900	751,425
International Bancshares Corp.	31,800	718,044
MB Financial, Inc.	39,397	1,212,640
UCBH Holdings, Inc. (a)	140,900	1,093,384
West Coast Bancorp	41,700	608,403

		5,584,802
Biotechnology - 4.28%
Applera Corp. - Celera Genomics Group *	70,800	1,040,760
Arena Pharmaceuticals, Inc. *	117,910	806,504
Cephalon, Inc. *	22,490	1,448,356
Charles River Laboratories International, Inc. *	90,710	5,346,447
Millennium Pharmaceuticals, Inc. *	158,010	2,442,835
Progenics Pharmaceuticals, Inc. * (a)	13,800	90,114

		11,175,016
Business Services - 6.32%
Equifax, Inc.	66,740	2,301,195
FactSet Research Systems, Inc.	40,257	2,168,644
FTI Consulting, Inc. *	53,950	3,832,608
Iron Mountain, Inc. *	87,990	2,326,456
Net 1 UEPS Technologies, Inc. *	76,600	1,727,330
Sotheby's	66,500	1,922,515
Tetra Tech, Inc. *	113,690	2,218,092

		16,496,840
Cellular Communications - 1.41%
Cellcom Israel, Ltd.	117,024	3,678,064

Chemicals - 1.72%
FMC Corp.	64,894	3,600,968
Terra Industries, Inc. *	25,180	894,646

		4,495,614
Coal - 2.39%
Arch Coal, Inc.	83,420	3,628,770
Foundation Coal Holdings, Inc.	51,660	2,600,048

		6,228,818
Commercial Services - 1.55%
AerCap Holdings NV *	164,880	2,898,591
Live Nation, Inc. * (a)	55,510	673,336
Morningstar, Inc. *	7,700	472,395

		4,044,322

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 2.64%
Foundry Networks, Inc. *	124,070	$1,436,730
IHS, Inc., Class A *	75,419	4,850,196
Smart Modular Technologies (WWH), Inc. *	94,670	587,901

		6,874,827
Containers & Glass - 3.27%
Greif, Inc., Class A	52,760	3,583,987
Owens-Illinois, Inc. *	48,850	2,756,605
Sealed Air Corp.	86,300	2,179,075

		8,519,667
Crude Petroleum & Natural Gas - 2.79%
Cabot Oil & Gas Corp.	86,450	4,395,118
Forest Oil Corp. *	59,130	2,895,005

		7,290,123
Domestic Oil - 1.76%
Denbury Resources, Inc. *	94,420	2,695,691
Warren Resources, Inc. *	158,620	1,882,819

		4,578,510
Drugs & Health Care - 1.15%
Perrigo Company	79,600	3,003,308

Electrical Equipment - 1.61%
FLIR Systems, Inc. *	139,150	4,187,024

Energy - 2.11%
Covanta Holding Corp. *	200,440	5,512,100

Financial Services - 2.64%
Dollar Financial Corp. *	74,040	1,702,920
Interactive Data Corp.	123,060	3,503,518
MF Global, Ltd. *	168,930	1,674,097

		6,880,535
Healthcare Products - 5.78%
AngioDynamics, Inc. * (a)	140,912	1,628,943
Hologic, Inc. *	49,255	2,738,578
Mindray Medical International, Ltd., ADR	44,360	1,283,778
Patterson Companies, Inc. *	73,300	2,660,790
Symmetry Medical, Inc. *	180,265	2,992,399
The Medicines Company *	91,160	1,841,432
Volcano Corp. *	155,530	1,944,125

		15,090,045
Healthcare Services - 3.05%
Healthextras, Inc. *	55,300	1,373,652
Healthsouth Corp. * (a)	184,770	3,287,058
ICON PLC, SADR *	50,840	3,299,008

		7,959,718
Holdings Companies/Conglomerates - 1.19%
Liberty Acquisition Holdings Corp. *	297,660	3,095,664

Hotels & Restaurants - 1.63%
Darden Restaurants, Inc.	89,400	2,909,970
Red Robin Gourmet Burgers, Inc. * (a)	35,600	1,337,492

		4,247,462
Household Products - 1.53%
Church & Dwight, Inc.	73,450	3,983,928

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery - 2.03%
Flowserve Corp.	24,700	$2,578,186
Kennametal, Inc.	57,650	1,696,640
Valmont Industries, Inc.	11,500	1,010,735

		5,285,561
Insurance - 3.48%
Allied World Assurance Holdings, Ltd.	85,050	3,376,485
ProAssurance Corp. *	105,853	5,698,067

		9,074,552
Internet Retail - 1.09%
Orbitz Worldwide, Inc. * (a)	244,050	1,681,505
Priceline.com, Inc. * (a)	9,550	1,154,213

		2,835,718
Internet Service Provider - 1.38%
Equinix, Inc. * (a)	54,020	3,591,790

Internet Software - 0.74%
McAfee, Inc. *	58,700	1,942,383

Life Sciences - 2.26%
Pharmaceutical Product Development, Inc.	140,460	5,885,274

Manufacturing - 1.01%
Mine Safety Appliances Company	64,160	2,642,750

Mutual Funds - 2.67%
iShares Russell 2000 Growth Index Fund (a)	95,730	6,972,973

Office Furnishings & Supplies - 0.70%
OfficeMax, Inc.	95,610	1,829,975

Pharmaceuticals - 4.80%
Alkermes, Inc. *	111,836	1,328,612
Amylin Pharmaceuticals, Inc. * (a)	56,960	1,663,802
Auxilium Pharmaceuticals, Inc. *	15,100	403,774
Barr Pharmaceuticals, Inc. *	63,530	3,069,134
Dr. Reddy's Laboratories, Ltd., ADR (a)	116,726	1,690,192
Regeneron Pharmaceuticals, Inc. *	85,480	1,640,361
Warner Chilcott, Ltd., Class A *	151,650	2,729,700

		12,525,575
Publishing - 1.26%
Dolan Media Company *	109,580	2,203,654
VistaPrint, Ltd. * (a)	31,170	1,089,391

		3,293,045
Railroads & Equipment - 0.91%
Kansas City Southern *	58,900	2,362,479

Real Estate - 0.40%
Sunstone Hotel Investors, Inc., REIT	64,500	1,032,645

Retail Trade - 4.15%
Big Lots, Inc. * (a)	96,830	2,159,309
BJ's Wholesale Club, Inc. *	107,700	3,843,813
Dick's Sporting Goods, Inc. *	94,260	2,524,283
FGX International Holdings, Ltd. *	93,400	1,117,064
Zumiez, Inc. * (a)	75,800	1,189,302

		10,833,771
Sanitary Services - 1.06%
Stericycle, Inc. *	40,690	2,095,535

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sanitary Services (continued)
Waste Connections, Inc. *	21,975	$675,512

		2,771,047
Semiconductors - 2.23%
Advanced Analogic Technologies, Inc. *	263,620	1,481,544
Emulex Corp. *	103,740	1,684,738
O2Micro International, Ltd., ADR *	120,630	932,470
Semtech Corp. *	119,530	1,712,865

		5,811,617
Software - 4.46%
ANSYS, Inc. *	98,430	3,397,804
Commvault Systems, Inc. *	61,730	765,452
Concur Technologies, Inc. *	23,590	732,469
FARO Technologies, Inc. *	63,490	1,979,618
Nuance Communications, Inc. *	175,410	3,053,888
TriZetto Group, Inc. *	101,910	1,700,878

		11,630,109
Telecommunications Equipment &
Services - 0.56%
NICE Systems, Ltd., ADR *	51,720	1,459,538

Toys, Amusements & Sporting Goods - 1.25%
Marvel Entertainment, Inc. * (a)	121,510	3,255,253

Transportation - 1.83%
Aircastle, Ltd.	56,680	637,650
Con-way, Inc.	68,030	3,366,124
UTI Worldwide, Inc.	39,000	783,120

		4,786,894
Travel Services - 0.72%
Ctrip.com International, Ltd., ADR	35,400	1,876,908

Trucking & Freight - 2.19%
J.B. Hunt Transport Services, Inc.	73,650	2,314,820
Landstar Systems, Inc.	65,020	3,391,443

		5,706,263

TOTAL COMMON STOCKS (Cost $257,046,408)		$252,815,367

SHORT TERM INVESTMENTS - 11.64%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$30,356,980	$30,356,980

TOTAL SHORT TERM INVESTMENTS
(Cost $30,356,980)		$30,356,980

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.63%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$6,855,305 on 04/01/2008,
collateralized by $6,470,000
Federal Farm Credit Bank, 5.21%
due 12/19/2022 (valued at
$6,993,552, including interest)	$6,855,000	$6,855,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,855,000)		$6,855,000

Total Investments (Small Cap Growth Trust)
(Cost $294,258,388) - 111.19%		$290,027,347
Liabilities in Excess of Other Assets - (11.19)%		(29,179,902)

TOTAL NET ASSETS - 100.00%		$260,847,445

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.72%

Advertising - 0.27%
Greenfield Online, Inc. *	6,644	$78,798
inVentiv Health, Inc. *	9,098	262,113
Marchex, Inc., Class B (a)	8,482	84,650
ValueClick, Inc. *	29,038	500,906

		926,467
Aerospace - 1.22%
AAR Corp. *	10,827	295,252
Aerovironment, Inc. *	2,212	45,235
Argon ST, Inc. *	3,921	66,696
Curtiss-Wright Corp.	12,735	528,248
Esterline Technologies Corp. *	8,274	416,761
GenCorp, Inc. *	16,861	173,500
HEICO Corp. (a)	7,397	360,604
Innovative Solutions & Support, Inc. * (a)	4,132	43,675
Integral Systems, Inc.	2,680	78,337
Moog, Inc., Class A *	10,799	455,826
MTC Technologies, Inc. *	2,945	70,032
Orbital Sciences Corp., Class A *	17,103	412,182
Teledyne Technologies, Inc. *	10,075	473,525
TransDigm Group, Inc. *	2,479	91,847
Triumph Group, Inc. (a)	4,670	265,863
Woodward Governor Company	17,184	459,157

		4,236,740
Agriculture - 0.23%
Alico, Inc.	1,147	50,640
Andersons, Inc.	4,459	198,916
Cadiz, Inc. * (a)	3,951	60,766
Fresh Del Monte Produce, Inc. *	8,879	323,196
Maui Land & Pineapple, Inc. * (a)	1,376	43,881
Tejon Ranch Company *	3,310	123,529

		800,928
Air Freight - 0.03%
ABX Air, Inc. *	18,430	54,184

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Freight (continued)
ExpressJet Holdings, Inc. *	18,522	$48,713

		102,897
Air Travel - 0.39%
Airtran Holdings, Inc. *	26,991	178,141
Alaska Air Group, Inc. *	11,867	232,831
JetBlue Airways Corp. * (a)	53,344	309,395
Pinnacle Airline Corp. *	5,441	47,500
Republic Airways Holdings, Inc. *	9,785	211,943
SkyWest, Inc.	17,704	373,908

		1,353,718
Aluminum - 0.21%
Century Aluminum Company *	8,595	569,333
Superior Essex, Inc. *	5,995	168,579

		737,912
Amusement & Theme Parks - 0.02%
Great Wolf Resorts, Inc. *	9,572	61,069

Apparel & Textiles - 1.61%
Bebe Stores, Inc.	7,379	79,324
Brown Shoe, Inc.	12,882	194,132
Carter's, Inc. *	17,007	274,663
Cherokee, Inc. (a)	2,233	75,185
Columbia Sportswear Company (a)	3,987	175,548
Deckers Outdoor Corp. *	3,703	399,258
G & K Services, Class A	6,197	220,675
G-III Apparel Group, Ltd. *	3,946	52,955
Iconix Brand Group, Inc. *	14,788	256,572
Interface, Inc., Class A	15,883	223,156
Jos. A. Bank Clothiers, Inc. * (a)	5,142	105,411
Kellwood Company (a)	0	0
K-Swiss, Inc., Class A	7,705	121,893
Lululemon Athletica, Inc. * (a)	3,751	106,641
Maidenform Brands, Inc. *	6,872	111,807
Movado Group, Inc.	5,009	97,625
Oxford Industries, Inc.	4,570	102,962
Perry Ellis International, Inc. *	3,369	73,545
Quiksilver, Inc. *	36,618	359,223
Skechers United States of America, Inc.,
Class A *	6,015	121,563
Stage Stores, Inc.	12,365	200,313
Steven Madden, Ltd. *	6,038	103,431
The Gymboree Corp. *	8,250	329,010
The Warnaco Group, Inc. *	13,322	525,420
Timberland Company, Class A *	14,000	192,220
True Religion Apparel, Inc. * (a)	4,053	75,183
Under Armour, Inc., Class A * (a)	7,156	261,910
Unifirst Corp.	4,138	153,478
Volcom, Inc. * (a)	4,488	90,703
Weyco Group, Inc. (a)	2,161	64,117
Wolverine World Wide, Inc.	15,607	452,759

		5,600,682
Auto Parts - 1.18%
Accuride Corp. *	6,982	57,113
Aftermarket Technology Corp. *	6,315	122,763
American Axle & Manufacturing Holdings, Inc.	13,015	266,807

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts (continued)
Amerigon, Inc. *	6,376	$94,365
ArvinMeritor, Inc.	20,972	262,360
Commercial Vehicle Group, Inc. *	6,524	64,653
CSK Auto Corp. * (a)	13,887	129,288
Exide Technologies * (a)	21,998	288,174
Federal Signal Corp.	14,252	198,958
Hayes Lemmerz International, Inc. *	31,068	86,680
Lear Corp. *	22,415	580,773
LKQ Corp. *	32,589	732,275
Miller Industries, Inc. *	3,097	29,824
Modine Manufacturing Company	9,571	138,684
Noble International, Ltd.	3,671	22,944
Pep Boys - Manny, Moe & Jack (a)	11,771	117,239
Standard Motor Products, Inc.	4,972	30,428
Superior Industries International, Inc. (a)	6,545	135,809
Tenneco, Inc. *	13,471	376,380
Titan International, Inc. (a)	6,989	213,933
Visteon Corp. *	39,561	148,749

		4,098,199
Auto Services - 0.11%
Dollar Thrifty Automotive Group, Inc. *	6,324	86,259
Lithia Motors, Inc., Class A	4,781	48,575
Midas, Inc. *	4,518	77,665
Monro Muffler Brake, Inc.	5,181	87,559
RSC Holdings, Inc. *	6,289	68,550

		368,608
Automobiles - 0.14%
Asbury Automotive Group, Inc.	7,377	101,508
Group 1 Automotive, Inc. (a)	6,621	155,461
Monaco Coach Corp.	9,330	88,448
Rush Enterprises, Inc., Class A *	9,552	151,304

		496,721
Banking - 6.70%
1st Source Corp.	4,221	88,852
Abington Bancorp, Inc.	3,996	41,239
AMCORE Financial, Inc.	6,785	138,075
Americanwest BanCorp.	5,305	46,260
Ameris Bancorp	4,173	67,018
Anchor BanCorp Wisconsin, Inc.	5,783	109,704
BancFirst Corp.	2,270	103,921
Banco Latinoamericano de
Exportaciones, S.A.	7,856	120,982
Bancorp, Inc. *	3,577	43,210
Bank Mutual Corp.	16,398	176,115
Bank of the Ozarks, Inc.	3,662	87,522
BankAtlantic Bancorp, Inc., Class A	13,545	52,961
BankFinancial Corp.	6,963	110,781
BankUnited Financial Corp., Class A (a)	10,213	51,167
Banner Corp. (a)	4,661	107,389
Beneficial Mutual Bancorp, Inc. *	11,239	111,154
Berkshire Hill Bancorp, Inc.	3,181	80,129
Boston Private Financial Holdings, Inc.	10,672	113,016
Brookline Bancorp, Inc.	18,744	215,181
Capital City Bank Group, Inc. (a)	3,806	110,374
Capital Corp. of the West	2,969	23,811

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Capitol Bancorp, Ltd. (a)	4,432	$93,692
Cascade Bancorp (a)	6,933	66,279
Cathay General Bancorp, Inc. (a)	14,771	306,203
Centennial Bank Holdings, Inc. *	17,015	106,854
Central Pacific Financial Corp.	9,065	170,875
Chemical Financial Corp. (a)	7,297	173,960
Citizens Banking Corp.	22,063	274,243
City Bank, Lynnwood, WA (a)	4,088	91,040
CoBiz, Inc. (a)	5,653	73,602
Columbia Banking System, Inc.	5,236	117,182
Community Bancorp - NV *	3,270	44,341
Community Bank Systems, Inc. (a)	8,727	214,335
Community Trust Bancorp, Inc.	4,471	131,000
Corus Bankshares, Inc. (a)	11,527	112,158
CVB Financial Corp. (a)	19,542	203,432
Dime Community Bancorp, Inc.	7,505	131,187
Downey Financial Corp. (a)	6,274	115,316
Enterprise Financial Services Corp. (a)	3,118	77,950
F.N.B. Corp. (a)	17,400	271,614
First BanCorp Puerto Rico (a)	27,346	277,835
First Bancorp	3,612	71,987
First Busey Corp. (a)	7,519	158,801
First Charter Corp.	10,039	268,142
First Commonwealth Financial Corp. (a)	21,697	251,468
First Community Bancorp	7,374	197,992
First Community Bancshares, Inc. (a)	2,997	109,151
First Financial BanCorp (a)	10,093	135,751
First Financial Bankshares, Inc. (a)	5,917	242,479
First Financial Corp. (a)	3,910	120,350
First Financial Holdings, Inc.	3,685	86,450
First Merchants Corp.	5,364	153,089
First Midwest BanCorp, Inc., Illinois (a)	14,033	389,696
First Niagara Financial Group, Inc.	29,295	398,119
First Place Financial Corp.	5,450	70,850
First Regional Bancorp *	2,672	43,821
First South Bancorp, Inc. (a)	2,648	59,580
First State Bancorp	6,269	83,942
FirstFed Financial Corp. * (a)	4,030	109,414
FirstMerit Corp.	23,213	479,581
Flagstar Bancorp, Inc. (a)	13,507	97,521
Flushing Financial Corp.	6,346	111,563
Franklin Bank Corp. * (a)	8,668	26,264
Frontier Financial Corp. (a)	11,466	202,719
Glacier Bancorp, Inc. (a)	15,301	293,320
Great Southern Bancorp, Inc. (a)	3,195	49,874
Greene County Bancshares, Inc. (a)	3,548	62,764
Greenhill & Company, Inc. (a)	5,188	360,877
Hancock Holding Company (a)	7,719	324,352
Hanmi Financial Corp.	12,503	92,397
Harleysville National Corp. (a)	9,177	132,332
Heartland Financial USA, Inc. (a)	3,884	82,185
Heritage Commerce Corp. (a)	4,132	75,740
Home Bancshares, Inc. (a)	3,481	72,648
Horizon Financial Corp. (a)	3,908	53,969
IBERIABANK Corp.	3,372	149,211
Independent Bank Corp. - MA	4,185	123,667

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Independent Bank Corp. - MI (a)	7,278	$75,546
Integra Bank Corp.	6,464	104,717
International Bancshares Corp.	14,887	336,148
Investors Bancorp, Inc. * (a)	15,144	232,460
Lakeland Bancorp, Inc. (a)	6,086	78,692
Lakeland Financial Corp.	3,643	82,514
Macatawa Bank Corp. (a)	5,139	53,497
MainSource Financial Group, Inc. (a)	5,525	85,637
MB Financial, Inc.	10,442	321,405
Midwest Banc Holdings, Inc. (a)	7,060	90,227
Nara Bancorp, Inc.	6,917	89,852
NASB Financial, Inc.	1,266	33,169
National Penn Bancshares, Inc. (a)	22,917	416,860
NewAlliance Bancshares, Inc. (a)	33,456	410,171
Northfield Bancorp, Inc. * (a)	6,527	66,902
Northwest Bancorp, Inc. (a)	5,357	146,407
Old National Bancorp (a)	19,177	345,186
Old Second Bancorp, Inc. (a)	3,447	91,552
Omega Financial Corp.	3,743	116,782
Oriental Financial Group, Inc.	6,121	120,645
Oritani Financial Corp. * (a)	4,004	60,741
Pacific Capital Bancorp (a)	13,769	296,033
Park National Corp. (a)	3,516	249,109
Peoples Bancorp, Inc.	3,134	75,561
PFF Bancorp, Inc. (a)	7,037	58,548
Pinnacle Financial Partners, Inc. * (a)	4,610	118,016
Preferred Bank, Los Angeles, CA	2,751	45,914
PrivateBancorp, Inc. (a)	5,536	174,218
Prosperity Bancshares, Inc.	10,247	293,679
Provident Bankshares Corp.	9,441	101,396
Provident Financial Services, Inc.	18,037	255,043
Provident New York Bancorp (a)	12,516	168,966
Renasant Corp. (a)	6,303	141,818
Republic Bancorp, Inc., Class A	2,927	55,262
Royal Bank of Canada *	7,728	359,352
S & T Bancorp, Inc. (a)	7,183	231,077
S.Y. Bancorp, Inc. (a)	3,628	84,315
Sandy Spring Bancorp, Inc. (a)	4,613	126,950
SCBT Financial Corp.	2,738	92,544
Seacoast Banking Corp. of Florida (a)	4,867	53,294
Security Bank Corp. (a)	5,465	43,447
Signature Bank *	8,556	218,178
Simmons First National Corp., Class A	4,176	124,152
Southside Bancshares, Inc.	3,513	84,558
Southwest Bancorp, Inc.	4,313	75,521
Sterling Bancorp	5,833	90,586
Sterling Bancshares, Inc.	21,640	215,102
Sterling Financial Corp., PA *	7,903	137,907
Sterling Financial Corp., Spokane	15,200	237,272
Suffolk Bancorp (a)	3,001	95,072
Sun Bancorp, Inc. of New Jersey *	4,812	63,374
Superior Bancorp * (a)	12,823	63,730
Susquehanna Bancshares, Inc. (a)	24,790	504,972
SVB Financial Group *	9,803	427,803
Texas Capital Bancshares, Inc. *	6,933	117,029
The South Financial Group, Inc.	21,680	322,165

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Tierone Corp.	5,426	$61,205
Tompkins Trustco, Inc.	1,974	97,121
Trico Bancshares (a)	4,189	72,512
TrustCo Bank Corp., NY (a)	21,974	195,349
Trustmark Corp. (a)	14,033	312,655
UCBH Holdings, Inc. (a)	29,193	226,538
Umpqua Holdings Corp. (a)	17,965	278,637
Union Bankshares Corp. (a)	4,104	79,494
United Bankshares, Inc.	11,110	296,082
United Community Banks, Inc. (a)	12,359	209,856
United Security Bancshares (a)	2,660	44,688
Univest Corp. of Pennsylvania (a)	3,961	103,739
ViewPoint Financial Group (a)	3,714	61,318
Virginia Commerce Bancorp, Inc. *	5,318	61,051
Washington Trust Bancorp, Inc.	3,338	82,849
Wauwatosa Holdings, Inc. * (a)	3,411	40,591
WesBanco, Inc.	7,425	183,472
West Coast Bancorp	4,884	71,258
WestAmerica Bancorp (a)	8,630	453,938
Western Alliance Bancorp *	5,237	67,348
Wilshire Bancorp, Inc.	5,817	44,442
Wintrust Financial Corp.	6,981	243,986

		23,243,227
Biotechnology - 1.91%
Acorda Therapeutics, Inc. *	7,333	131,627
Affymetrix, Inc. * (a)	19,891	346,302
Alnylam Pharmaceuticals, Inc. * (a)	10,234	249,710
Applera Corp. - Celera Genomics Group *	22,914	336,836
Arena Pharmaceuticals, Inc. *	21,612	147,826
Arqule, Inc. * (a)	12,200	52,216
Bio Reference Labs, Inc. *	3,225	85,237
BioMimetic Therapeutics, Inc. * (a)	3,297	26,376
Bio-Rad Laboratories, Inc., Class A *	5,392	479,618
Cytokinetics, Inc. *	12,034	39,953
Exelixis, Inc. *	31,018	215,575
Genomic Health, Inc. * (a)	4,052	76,542
Geron Corp. * (a)	22,245	108,556
GTx, Inc. *	5,302	85,256
Human Genome Sciences, Inc. * (a)	39,945	235,276
Illumina, Inc. * (a)	15,540	1,179,486
Immucor, Inc. *	19,875	424,132
Integra LifeSciences Holdings Corp. * (a)	5,181	225,218
Intermune, Inc. * (a)	9,108	132,795
Keryx Biopharmaceuticals, Inc. * (a)	13,486	8,092
Kosan Biosciences, Inc. * (a)	14,114	22,159
Martek Biosciences Corp. * (a)	9,354	285,952
Medarex, Inc. *	37,097	328,308
Medivation, Inc. * (a)	6,396	91,015
Momenta Pharmaceuticals, Inc. *	7,784	85,079
Myriad Genetics, Inc. *	12,495	503,424
Nabi Biopharmaceuticals * (a)	19,376	77,892
Nektar Therapeutics *	27,437	190,413
Neurocrine Biosciences, Inc. * (a)	11,966	64,616
Orexigen Therapeutics Inc *	2,639	27,182
Osiris Therapeutics, Inc. * (a)	4,395	55,289
Pharmanet Development Group, Inc. *	5,349	134,955

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Progenics Pharmaceuticals, Inc. * (a)	7,719	$50,405
RXi Pharmaceuticals Corp. * (a)	1,394	13,243
Telik, Inc. * (a)	17,587	42,912
Tercica, Inc. * (a)	10,344	59,271

		6,618,744
Broadcasting - 0.45%
Acacia Research - Acacia Technologies *	9,220	53,015
Belo Corp., Class A	24,871	262,887
CKX, Inc. *	11,317	107,738
Cox Radio, Inc., Class A *	10,763	127,865
Crown Media Holdings, Inc., Class A * (a)	7,173	37,084
Cumulus Media, Inc., Class A *	10,343	65,988
Emmis Communications Corp., Class A * (a)	12,232	42,567
Entercom Communications Corp. (a)	10,838	107,621
Entravision Communications Corp., Class A *	21,730	144,722
Fisher Communications, Inc. *	2,236	69,674
Gray Television, Inc.	13,603	77,401
Journal Communications, Inc.	13,398	98,877
Mediacom Communications Corp., Class A *	18,468	79,966
Nexstar Broadcasting Group, Inc. *	4,564	26,928
Sinclair Broadcast Group, Inc., Class A (a)	15,570	138,729
World Wrestling Entertainment, Inc., Class A	6,456	120,146

		1,561,208
Building Materials & Construction - 0.76%
Apogee Enterprises, Inc.	8,446	130,068
Beacon Roofing Supply, Inc. *	13,325	133,250
Builders FirstSource, Inc. * (a)	5,319	38,616
Drew Industries, Inc. *	5,257	128,586
Dycom Industries, Inc. *	11,809	141,826
EMCOR Group, Inc. *	18,478	410,396
Granite Construction, Inc.	10,446	341,689
Griffon Corp. *	9,048	77,813
Interline Brands, Inc. *	7,879	146,156
LSI Industries, Inc.	5,355	70,740
NCI Building Systems, Inc. * (a)	5,911	143,046
Perini Corp. *	7,756	281,000
Texas Industries, Inc. (a)	7,846	471,623
Trex Company, Inc. * (a)	4,247	33,466
U.S. Concrete, Inc. *	11,383	43,255
WCI Communities, Inc. *	10,254	34,351

		2,625,881
Business Services - 4.61%
ABM Industries, Inc.	12,537	281,330
Administaff, Inc.	6,866	162,106
AMERCO, Inc. *	2,930	167,274
Arbitron, Inc.	8,251	356,113
Barrett Business Services, Inc.	2,145	36,744
Black Box Corp.	5,097	157,242
Bowne & Company, Inc.	8,046	122,702
Bright Horizons Family Solutions, Inc. *	7,610	327,534
CDI Corp.	3,823	95,766
Coinstar, Inc. *	8,252	232,211
Compass Diversified Trust	6,359	83,621
Compucredit Corp. *	6,358	56,395
comScore, Inc. *	1,833	36,770

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
COMSYS IT Partners, Inc. *	5,375	$45,473
Constant Contact, Inc. * (a)	2,325	33,666
Core-Mark Holding Company, Inc. *	2,757	79,236
Cornell Corrections, Inc. *	3,122	70,120
CoStar Group, Inc. *	5,686	244,498
CRA International, Inc. *	3,217	103,394
CSG Systems International, Inc. *	11,033	125,445
Deluxe Corp.	15,030	288,726
DG Fastchannel, Inc. *	4,482	85,965
Diamond Management & Technology
Consultants, Inc.	9,500	61,275
Electro Rent Corp.	5,147	77,977
Ennis Business Forms, Inc.	7,550	126,689
Euronet Worldwide, Inc. * (a)	13,441	258,874
Exponent, Inc. *	4,292	140,949
EZCORP, Inc., Class A *	10,957	134,881
Forrester Research, Inc. *	4,489	119,318
FTI Consulting, Inc. *	13,663	970,620
Gartner Group, Inc., Class A *	20,262	391,867
Gevity HR, Inc.	7,819	67,713
Global Cash Access, Inc. *	13,986	81,958
Global Sources, Ltd. * (a)	5,132	76,210
GSI Commerce, Inc. *	5,936	78,058
Healthcare Services Group, Inc. (a)	12,028	248,258
Heidrick & Struggles International, Inc.	5,248	170,717
Hudson Highland Group, Inc. *	7,940	67,252
Huron Consulting Group, Inc. *	5,392	224,038
Informatica Corp. *	25,406	433,426
Insight Enterprises, Inc. *	14,039	245,683
Intervoice Brite, Inc. *	12,026	95,727
Jackson Hewitt Tax Service, Inc. (a)	8,641	99,112
Kelly Services, Inc., Class A	6,818	140,178
Kendle International, Inc. * (a)	3,717	166,968
Kenexa Corp. *	7,577	140,023
Kforce, Inc. *	9,667	85,456
Korn/Ferry International *	13,952	235,789
LECG Corp. *	7,592	71,061
MAXIMUS, Inc.	5,342	196,105
McGrath Rentcorp	7,326	176,630
Michael Baker Corp. *	2,091	46,964
MPS Group, Inc. *	30,010	354,718
Navigant Consulting Company * (a)	14,093	267,485
Net 1 UEPS Technologies, Inc. *	12,254	276,328
On Assignment, Inc. *	11,400	72,390
Perot Systems Corp., Class A *	25,471	383,084
PHH Corp. *	15,704	273,721
Pre-Paid Legal Services, Inc. * (a)	2,644	112,132
Quest Software, Inc. *	19,878	259,805
Resource America, Inc.	4,149	39,208
Resources Connection, Inc. *	14,487	258,883
Rollins, Inc.	12,101	214,067
SAIC, Inc. *	48,237	896,726
ScanSource, Inc. *	7,581	274,356
Seachange International, Inc. *	9,323	65,541
SonicWALL, Inc. *	18,878	154,233
Sotheby's	19,134	553,164

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Source Interlink Companies *	11,886	$22,583
Spherion Corp. *	16,776	102,669
SRA International, Inc., Class A *	11,911	289,556
Standard Parking Corp. *	2,834	59,401
Stanley, Inc. *	2,353	69,319
SYNNEX Corp. *	4,750	100,795
Syntel, Inc.	3,647	97,193
TeleTech Holdings, Inc. *	12,209	274,214
Tetra Tech, Inc. *	16,925	330,207
TrueBlue, Inc. *	12,843	172,610
Tyler Technologies, Inc. *	11,455	160,141
Viad Corp.	6,190	222,902
Volt Information Sciences, Inc. *	4,320	73,267
Waste Industries USA	1,501	54,261
Watson Wyatt Worldwide, Inc., Class A	12,312	698,706
Wind River Systems, Inc. *	22,112	171,147

		15,976,919
Cable & Television - 0.43%
Gemstar-TV Guide International, Inc. *	74,505	350,174
Knology, Inc. *	8,234	106,630
Lin TV Corp. *	8,622	82,857
LodgeNet Entertainment Corp. *	7,165	43,635
Time Warner Telecom, Inc., Class A *	42,246	654,391
TiVo, Inc. * (a)	29,719	260,338

		1,498,025
Cellular Communications - 0.26%
Brightpoint, Inc. *	14,919	124,723
iPCS, Inc. *	5,263	122,891
Novatel Wireless, Inc. * (a)	9,472	91,689
RF Micro Devices, Inc. *	77,469	206,067
Rural Cellular Corp., Class A *	3,583	158,476
Syniverse Holdings, Inc. *	8,051	134,130
USA Mobility, Inc. *	6,892	49,209

		887,185
Chemicals - 2.66%
A. Schulman, Inc.	7,867	161,510
Albany Molecular Research, Inc. *	7,183	87,202
American Vanguard Corp.	5,462	90,888
Arch Chemicals, Inc.	7,040	262,310
Balchem Corp.	5,253	120,399
Calgon Carbon Corp. * (a)	11,768	177,108
Cambrex Corp. *	8,524	59,071
CF Industries Holdings, Inc.	16,045	1,662,583
Ferro Corp.	12,719	189,004
Georgia Gulf Corp. (a)	10,858	75,246
H.B. Fuller Company	17,657	360,379
Hercules, Inc.	33,695	616,282
Innophos Holdings, Inc. (a)	6,316	101,624
Innospec, Inc.	7,151	151,601
Landec Corp. *	6,433	54,230
LSB Industries, Inc. *	4,502	66,360
Metabolix, Inc. *	4,478	49,034
Minerals Technologies, Inc.	5,417	340,188
Newmarket Corp.	4,105	309,722
Olin Corp.	21,356	421,995

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
OM Group, Inc. *	8,654	$471,989
PolyOne Corp. *	27,431	174,735
Rockwood Holdings, Inc. *	10,070	329,994
Sensient Technologies Corp.	13,513	398,498
ShengdaTech, Inc. * (a)	8,498	72,233
Stepan Company	1,875	71,681
Terra Industries, Inc. *	26,926	956,681
Tronox, Inc.	12,700	49,530
UAP Holding Corp.	14,808	567,739
W. R. Grace & Company *	20,481	467,376
Zep, Inc.	6,531	105,933
Zoltek Companies, Inc. * (a)	7,273	192,880

		9,216,005
Coal - 0.31%
Alpha Natural Resources, Inc. *	19,127	830,877
International Coal Group, Inc. * (a)	38,056	241,656

		1,072,533
Commercial Services - 0.73%
CBIZ, Inc. *	13,696	111,212
Cenveo, Inc. * (a)	15,827	165,551
Chemed Corp.	6,866	289,745
DynCorp International, Inc. *	7,148	119,229
Exlservice Holdings, Inc. * (a)	6,823	156,656
First Advantage Corp., Class A *	2,290	48,525
HMS Holdings Corp. *	6,140	175,297
Live Nation, Inc. * (a)	21,902	265,671
Morningstar, Inc. *	3,452	211,780
Odyssey Marine Exploration, Inc. * (a)	12,647	68,167
PeopleSupport, Inc. *	7,101	64,761
Perficient, Inc. *	8,561	67,974
Providence Service Corp. * (a)	3,336	100,080
Team, Inc. *	4,584	125,143
TNS, Inc. *	7,125	147,060
Waste Services, Inc. * (a)	6,228	50,572
Wright Express Corp. *	11,575	355,700

		2,523,123
Computer Services - 0.01%
SuccessFactors, Inc. * (a)	3,687	35,985

Computers & Business Equipment - 2.80%
3Com Corp. *	114,682	262,622
3D Systems Corp. * (a)	5,399	79,311
Acme Packet, Inc. *	6,972	55,706
Agilysys, Inc.	7,380	85,608
Avocent Corp. *	15,005	253,584
Benchmark Electronics, Inc. *	21,107	378,871
BigBand Networks, Inc. *	4,573	26,203
Blue Coat Systems, Inc. *	9,482	208,983
CACI International, Inc., Class A *	8,961	408,174
Cogent, Inc. * (a)	13,138	123,891
Cray, Inc. *	10,624	63,319
Data Domain, Inc. * (a)	2,897	68,949
Digi International, Inc. *	7,635	88,108
Echelon Corp. * (a)	8,894	120,069
Electronics for Imaging, Inc. *	16,728	249,582
EMS Technologies, Inc. *	4,487	121,777

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Extreme Networks, Inc. *	36,079	$111,845
Falconstor Software, Inc. * (a)	9,913	75,438
Foundry Networks, Inc. *	42,630	493,655
Gerber Scientific, Inc. *	6,991	62,150
Hurco Companies, Inc. *	1,684	78,778
Hypercom Corp. *	16,663	72,317
IHS, Inc., Class A *	9,090	584,578
Immersion Corp. *	9,098	64,687
Intermec, Inc. * (a)	17,893	397,046
Internap Network Services Corp. * (a)	14,829	73,552
Ixia *	13,138	101,951
Jack Henry & Associates, Inc.	22,866	564,104
L-1 Identity Solutions, Inc. * (a)	17,464	232,271
Limelight Networks, Inc. *	5,730	18,565
Liveperson, Inc. *	12,835	39,788
MICROS Systems, Inc. *	23,472	790,068
MTS Systems Corp.	5,170	166,784
Ness Technologies, Inc. *	10,369	98,402
Netezza Corp. *	3,621	34,291
NETGEAR, Inc. *	10,153	202,552
Palm, Inc. * (a)	30,670	153,350
Parametric Technology Corp. *	33,382	533,444
Plexus Corp. *	13,530	379,517
Quantum Corp. *	58,991	126,241
Rackable Systems, Inc. * (a)	8,945	81,578
Radiant Systems, Inc. *	7,763	108,449
RadiSys Corp. *	6,782	68,430
Rimage Corp. *	3,053	66,861
SI International, Inc. *	3,935	75,513
Sigma Designs, Inc. * (a)	8,605	195,075
Silicon Graphics, Inc. *	2,109	25,013
Silicon Storage Technology, Inc. *	28,309	74,170
Smart Modular Technologies (WWH), Inc. *	14,820	92,032
Sonic Solutions * (a)	7,021	67,753
Standard Microsystems Corp. *	6,568	191,654
STEC, Inc. *	9,867	61,077
Stratasys, Inc. * (a)	6,120	108,936
Sykes Enterprises, Inc. *	9,679	170,254
Synaptics, Inc. * (a)	7,563	180,604
Trident Microsystems, Inc. *	17,619	90,738

		9,708,268
Construction & Mining Equipment - 0.62%
Astec Industries, Inc. *	5,491	212,831
Bucyrus International, Inc., Class A	10,859	1,103,817
Carbo Ceramics, Inc. (a)	5,928	237,713
Gulf Islands Fabrication, Inc.	3,213	92,277
Kaman Corp., Class A	7,045	199,303
Layne Christensen Company *	4,875	170,723
Matrix Service Company *	7,843	134,743

		2,151,407
Construction Materials - 0.58%
Ameron International Corp.	2,628	245,797
Applied Industrial Technologies, Inc.	12,485	373,177
Clarcor, Inc.	14,826	527,064

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials (continued)
Columbus McKinnon Corp. *	5,486	$169,956
Comfort Systems USA, Inc.	11,901	154,832
Simpson Manufacturing Company, Inc. (a)	10,768	292,674
Standex International Corp.	3,926	87,707
Universal Forest Products, Inc.	4,897	157,684

		2,008,891
Containers & Glass - 0.38%
Greif, Inc., Class A	9,559	649,343
Mobile Mini, Inc. *	10,484	199,196
Silgan Holdings, Inc.	7,149	354,805
TAL International Group, Inc. (a)	4,771	112,452

		1,315,796
Containers-Paper/Plastic - 0.02%
Graphic Packaging Holding Company *	22,796	66,564

Correctional Facilities - 0.12%
The Geo Group, Inc. *	14,640	416,362

Cosmetics & Toiletries - 0.37%
Chattem, Inc. * (a)	4,842	321,218
Elizabeth Arden, Inc. *	7,151	142,662
Helen of Troy, Ltd. *	8,890	149,085
Intermediate Parfums, Inc.	2,712	59,881
Nu Skin Enterprises, Inc., Class A	14,674	264,426
Sally Beauty Holdings, Inc. *	27,314	188,467
Steiner Leisure, Ltd. *	4,667	154,011

		1,279,750
Crude Petroleum & Natural Gas - 1.58%
Allis-Chalmers Energy, Inc. *	7,415	102,253
Arena Resources, Inc. *	8,845	342,390
Bill Barrett Corp. * (a)	9,099	429,928
Bois d'Arc Energy, Inc. *	5,524	118,711
Carrizo Oil & Gas, Inc. *	7,057	418,268
Concho Resources, Inc. *	6,941	177,967
Contango Oil & Gas Company *	3,845	248,426
Edge Petroleum Corp. * (a)	9,238	37,229
EXCO Resources, Inc. *	18,129	335,387
FX Energy, Inc. * (a)	11,823	50,366
Geokinetics, Inc. *	2,335	42,310
GMX Resources, Inc. * (a)	3,528	123,233
Goodrich Petroleum Corp. * (a)	5,852	176,028
Gulfport Energy Corp. *	6,704	71,062
Harvest Natural Resources, Inc. *	10,504	126,678
Oilsands Quest, Inc. * (a)	41,562	163,754
Parallel Petroleum Corp. *	12,249	239,713
Penn Virginia Corp.	11,879	523,745
Petroquest Energy, Inc. *	12,390	214,843
SulphCo, Inc. * (a)	14,555	60,694
Swift Energy Company *	8,611	387,409
Toreador Resources Corp. * (a)	5,332	41,483
TXCO Resources, Inc. *	10,300	127,514
VAALCO Energy, Inc. *	18,106	89,987
Venoco, Inc. *	4,590	53,336
Whiting Petroleum Corp. *	12,217	789,829

		5,492,543

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Distribution/Wholesale - 0.02%
BMP Sunstone Corp. * (a)	8,836	$67,684

Domestic Oil - 1.49%
Atlas America, Inc.	6,638	401,201
Berry Petroleum Company, Class A	11,478	533,612
Brigham Exploration Company *	14,094	85,551
Comstock Resources, Inc. *	12,981	523,134
Delta Petroleum Corp. * (a)	19,486	439,214
Encore Aquisition Company *	15,426	621,359
Energy Partners, Ltd. * (a)	8,917	84,444
EnergySouth, Inc. (a)	2,094	109,286
GeoGlobal Resources, Inc. * (a)	10,303	28,745
Mariner Energy, Inc. *	25,457	687,594
McMoran Exploration Company * (a)	12,941	223,750
Oil States International, Inc. *	14,233	637,781
Stone Energy Corp. *	8,175	427,634
Union Drilling, Inc. *	4,259	74,490
Warren Resources, Inc. *	17,502	207,749
Williams Clayton Energy, Inc. *	1,766	92,697

		5,178,241
Drugs & Health Care - 2.21%
Abaxis, Inc. *	6,100	141,337
Abiomed, Inc. *	8,631	113,411
Acadia Pharmaceuticals, Inc. *	9,353	84,738
Alpharma, Inc., Class A *	12,418	325,476
Ariad Pharmaceuticals, Inc. * (a)	21,464	72,334
BioMarin Pharmaceutical, Inc. *	27,803	983,392
CV Therapeutics, Inc. *	17,994	128,297
Datascope Corp.	3,722	154,203
Dendreon Corp. * (a)	24,814	119,604
Durect Corp. *	22,205	116,576
Gentiva Health Services, Inc. *	7,903	171,969
Hansen Medical, Inc. * (a)	2,782	39,115
I-Flow Corp. * (a)	6,146	86,229
Immunomedics, Inc. *	19,575	55,006
Invacare Corp.	8,462	188,533
K-V Pharmaceutical Company, Class A * (a)	10,204	254,692
Landauer, Inc.	2,623	132,042
Luminex Corp. * (a)	10,460	205,539
Mannatech, Inc. (a)	5,195	37,040
Matria Healthcare, Inc. *	6,256	139,509
Maxygen, Inc. *	8,172	52,791
Medical Action, Inc. *	4,146	68,119
Mentor Corp. (a)	9,742	250,564
Meridian Bioscience, Inc.	11,447	382,673
Molina Healthcare, Inc. * (a)	3,810	93,040
Neurogen Corp. *	12,053	22,419
OraSure Technologies, Inc. *	13,488	98,597
Pain Therapeutics, Inc. * (a)	10,805	91,302
Parexel International Corp. *	15,842	413,476
Perrigo Company	22,211	838,021
Quidel Corp. *	8,470	136,028
Res-Care, Inc. *	7,043	120,788
Savient Pharmaceuticals, Inc. * (a)	15,515	310,300
Seattle Genetics, Inc. *	14,623	133,069
Synutra International, Inc. * (a)	1,293	40,406

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Vital Signs, Inc.	3,084	$156,205
Vivus, Inc. *	17,298	104,307
West Pharmaceutical Services, Inc.	9,526	421,335
XenoPort, Inc. *	6,211	251,359
Zymogenetics, Inc. * (a)	11,816	115,797

		7,649,638
Educational Services - 0.61%
American Public Education, Inc. *	1,665	50,566
Capella Education Company *	3,037	165,820
Corinthian Colleges, Inc. *	25,466	184,119
DeVry, Inc.	17,429	729,229
INVESTools, Inc. * (a)	15,130	166,279
Leapfrog Enterprises, Inc., Class A * (a)	10,843	76,443
Renaissance Learning, Inc. (a)	2,901	40,585
Strayer Education, Inc.	4,180	637,450
Universal Technical Institute, Inc. *	7,128	83,612

		2,134,103
Electrical Equipment - 1.70%
A.O. Smith Corp.	5,944	195,379
Aaon, Inc.	4,230	84,727
American Science & Engineering, Inc.	2,657	144,993
Anaren, Inc. *	4,820	61,021
Anixter International, Inc. *	8,838	565,986
Audiovox Corp., Class A *	5,015	53,560
AZZ, Inc. *	3,444	122,538
Baldor Electric Company	13,271	371,588
Cohu, Inc.	6,857	111,426
Coleman Cable, Inc. *	2,532	27,852
DTS, Inc. *	5,424	130,176
Encore Wire Corp. (a)	6,930	126,195
Excel Technology, Inc. *	3,562	96,032
FLIR Systems, Inc. *	38,538	1,159,608
GrafTech International, Ltd. *	30,450	493,595
Greatbatch, Inc. *	6,628	122,022
Houston Wire & Cable Company	4,751	76,111
Littelfuse, Inc. *	6,453	225,661
Methode Electronics, Inc.	10,804	126,299
Powell Industries, Inc. *	2,393	94,212
Power-One, Inc. * (a)	23,396	75,101
Universal Electronics, Inc. *	4,107	99,430
Varian, Inc. *	8,811	510,333
Vicor Corp.	6,002	71,664
W.H. Brady Company, Class A	14,674	490,552
Watsco, Inc. (a)	6,682	276,768

		5,912,829
Electrical Utilities - 1.61%
Allete, Inc.	7,425	286,754
Avista Corp.	15,456	302,319
Black Hills Corp.	10,809	386,746
Central Vermont Public Service Corp. (a)	3,116	74,472
CH Energy Group, Inc.	4,685	182,247
Cleco Corp.	17,257	382,760
El Paso Electric Company *	13,336	284,990
Empire District Electric Company (a)	9,925	200,981
EnerNOC, Inc. * (a)	1,370	15,618

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
IDACORP, Inc. (a)	12,676	$407,026
ITC Holdings Corp.	12,395	645,284
MGE Energy, Inc. (a)	6,297	214,476
NorthWestern Corp.	10,381	252,985
Otter Tail Corp. (a)	8,560	302,938
Pike Electric Corp. *	5,237	72,952
PNM Resources, Inc.	22,513	280,737
Portland General Electric Company	8,639	194,810
UIL Holding Corp.	7,459	224,740
Unisource Energy Corp.	10,070	224,158
Westar Energy, Inc.	28,769	655,070

		5,592,063
Electronics - 1.97%
Adaptec, Inc. *	36,917	108,536
Anadigics, Inc. *	17,402	114,157
Analogic Corp.	3,835	255,181
Applied Energetics, Inc. * (a)	11,656	19,349
Bel Fuse, Inc., Class B	3,555	99,042
Belden, Inc.	13,072	461,703
Checkpoint Systems, Inc. *	11,541	309,876
Comtech Group, Inc. *	5,633	60,780
CTS Corp.	10,767	115,207
Cubic Corp.	4,511	128,248
Cynosure, Inc. *	2,392	50,950
Daktronics, Inc. (a)	9,460	169,429
Eagle Test Systems, Inc. *	3,714	38,997
Electro Scientific Industries, Inc. *	8,551	140,920
Enersys *	6,049	144,692
FEI Company *	10,608	231,573
Franklin Electric, Inc. (a)	5,656	193,266
Hutchinson Technology, Inc. *	7,585	120,677
II-VI, Inc. *	6,930	263,201
Imation Corp. (a)	10,442	237,451
Integrated Electrical Services, Inc. * (a)	3,986	62,620
IPG Photonics Corp. *	3,092	48,513
Itron, Inc. *	8,714	786,264
Kemet Corp. *	24,954	100,814
LoJack Corp. *	5,465	69,078
Measurement Specialties, Inc. *	4,287	74,894
Medis Technologies, Ltd. * (a)	7,307	66,275
Mentor Graphics Corp. *	26,529	234,251
Mercury Computer Systems, Inc. *	7,005	39,368
Multi-Fineline Electronix, Inc. *	2,709	50,848
Newport Corp. *	10,537	117,698
OSI Systems, Inc. *	4,409	101,495
Park Electrochemical Corp.	5,881	152,024
Rogers Corp. *	5,213	174,166
SiRF Technology Holdings, Inc. * (a)	17,535	89,253
Sonic Innovations, Inc. *	8,345	40,306
Stoneridge, Inc. *	4,553	61,238
Supertex, Inc. * (a)	3,401	69,414
Sycamore Networks, Inc. *	54,668	200,085
Syntax-Brillian Corp. * (a)	17,969	17,610
Taser International, Inc. * (a)	18,329	172,293
Technitrol, Inc.	11,814	273,258
TTM Technologies, Inc. *	12,437	140,787

The accompanying notes are an integral part of the financial statements.
298

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PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Universal Display Corp. * (a)	8,241	$118,011
X-Rite, Inc. *	8,733	52,136
Zoran Corp. *	14,435	197,182
Zygo Corp. *	5,098	63,419

		6,836,535
Energy - 0.60%
Alon USA Energy, Inc.	3,741	56,900
Aventine Renewable Energy Holdings, Inc. * (a)	9,474	49,265
Clean Energy Fuels Corp. * (a)	3,302	44,115
Comverge, Inc. *	1,957	20,216
Energy Conversion Devices, Inc. * (a)	11,651	348,365
Evergreen Solar, Inc. *	24,998	231,731
Fuelcell Energy, Inc. *	19,971	132,807
Headwaters, Inc. * (a)	11,673	153,967
New Jersey Resources Corp.	11,709	363,564
Nova Biosource Fuels, Inc. * (a)	10,651	16,083
Ormat Technologies, Inc. (a)	3,991	171,653
Pacific Ethanol, Inc. * (a)	11,118	48,919
Rosetta Resources, Inc. *	14,995	294,952
US BioEnergy Corp. *	4,592	27,093
VeraSun Energy Corp. * (a)	12,234	89,920
Verenium Corp. * (a)	12,736	44,831

		2,094,381
Financial Services - 2.68%
Actrade Financial Technologies, Ltd. *	722	917
Advance America Cash Advance Centers, Inc.	19,785	149,377
Advanta Corp., Class B	11,039	77,604
Ampal American Israel Corp. *	6,369	40,762
Apollo Investment Corp. (a)	33,819	535,355
Ares Capital Corp.	19,821	249,150
Asset Acceptance Capital Corp. * (a)	4,587	44,173
Asta Funding, Inc.	3,336	46,470
Bankrate, Inc. *	3,286	163,938
BlackRock Kelso Capital Corp.	2,998	35,796
Calamos Asset Management, Inc.	6,333	103,101
Capital Southwest Corp.	842	104,172
Cass Information Systems, Inc. (a)	2,000	63,120
Centerline Holding Company (a)	15,420	62,605
City Holding Company	4,913	196,029
Clayton Holdings, Inc. * (a)	4,741	21,998
Cohen & Steers, Inc. (a)	5,204	137,854
Cowen Group, Inc. * (a)	5,016	35,563
Delphi Financial Group, Inc.	12,614	368,707
Dollar Financial Corp. *	4,780	109,940
Duff & Phelps Corp. *	2,999	53,952
Encore Capital Group, Inc. * (a)	5,201	35,367
Epoch Holding Corp. (a)	2,697	32,310
Evercore Partners, Inc. (a)	2,993	53,126
FBR Capital Markets Corp. *	9,216	62,208
FCStone Group, Inc. *	2,669	73,931
Federal Agricultural Mortgage Corp., Class C	3,044	79,448
Financial Federal Corp.	7,856	171,339
Fremont General Corp. * (a)	21,135	10,145
Friedman, Billings, Ramsey Group, Inc.	42,965	73,040
GAMCO Investors, Inc.	1,562	78,662

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
GFI Group, Inc. *	4,570	$261,861
Gladstone Capital Corp.	5,171	96,749
Heartland Payment Systems, Inc. (a)	4,809	110,655
Hercules Technology Growth Capital, Inc. (a)	9,423	102,334
HFF, Inc. *	5,675	28,432
Interactive Brokers Group, Inc. *	11,407	292,818
Interactive Data Corp.	10,328	294,038
Irwin Financial Corp.	6,290	33,400
KBW, Inc. * (a)	8,530	188,086
Kearny Financial Corp.	6,704	73,409
Knight Capital Group, Inc. *	28,265	459,024
Kohlberg Capital Corp.	4,415	45,828
LaBranche & Company, Inc. *	16,641	72,388
Ladenburg Thalmann Financial Services, Inc. * (a)	29,680	55,502
MarketAxess Holdings, Inc. * (a)	9,301	92,452
MCG Capital Corp. (a)	18,185	165,302
MVC Capital, Inc.	6,922	105,491
National Financial Partners Corp. (a)	10,823	243,193
NBT Bancorp, Inc.	9,370	208,014
Nelnet, Inc., Class A (a)	5,583	65,600
NewStar Financial, Inc. * (a)	5,842	30,262
NGP Capital Resources Company (a)	4,875	80,047
Ocwen Financial Corp. *	10,847	48,161
optionsXpress Holdings, Inc.	12,660	262,189
Patriot Capital Funding, Inc.	6,204	64,956
PennantPark Investment Corp.	6,186	52,643
Penson Worldwide, Inc. *	4,578	42,255
Piper Jaffray Companies, Inc. *	5,107	173,434
Portfolio Recovery Associates, Inc. * (a)	4,415	189,359
Prospect Capital Corp. (a)	7,026	106,936
Pzena Investment Management, Inc. (a)	2,208	24,995
Sanders Morris Harris Group, Inc. (a)	5,751	46,928
Stifel Financial Corp. * (a)	4,310	193,519
SWS Group, Inc.	6,719	82,173
Thomas Weisel Partners Group, Inc. *	6,635	43,924
TICC Capital Corp. (a)	6,468	48,639
U.S. Global Investors, Inc. (a)	3,640	49,286
UMB Financial Corp.	8,832	363,878
United Community Financial Corp. (a)	8,668	53,742
Waddell & Reed Financial, Inc., Class A	24,313	781,177
World Acceptance Corp. *	5,179	164,951
WP Stewart & Company, Ltd. (a)	7,916	15,357
WSFS Financial Corp.	1,888	93,041

		9,276,587
Food & Beverages - 1.27%
Cal-Maine Foods, Inc. (a)	3,700	123,506
Chiquita Brands International, Inc. *	12,448	287,673
Coca-Cola Bottling Company	1,779	109,622
Farmer Brothers Company	2,067	47,830
Flowers Foods, Inc.	21,997	544,426
Green Mountain Coffee Roasters, Inc. * (a)	4,977	157,522
Hain Celestial Group, Inc. *	11,588	341,846
Imperial Sugar Company (a)	3,480	65,494
J & J Snack Foods Corp.	4,198	115,319
Jones Soda Company * (a)	8,190	28,583
Lance, Inc.	9,159	179,516

The accompanying notes are an integral part of the financial statements.
299

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PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
M & F Worldwide Corp. *	3,457	$129,257
MGP Ingredients, Inc. (a)	3,411	23,843
Nuco2, Inc. *	4,591	127,492
Performance Food Group Company *	10,275	335,787
Pilgrim's Pride Corp. (a)	11,717	237,035
Ralcorp Holdings, Inc. *	7,377	428,973
Sanderson Farms, Inc.	4,907	186,515
Seaboard Corp.	101	158,065
Spartan Stores, Inc.	6,229	129,875
Tootsie Roll Industries, Inc. (a)	10,782	271,708
TreeHouse Foods, Inc. *	9,240	211,226
Winn-Dixie Stores, Inc. * (a)	10,075	180,947

		4,422,060
Forest Products - 0.05%
Deltic Timber Corp.	3,049	169,829

Funeral Services - 0.05%
Stewart Enterprises, Inc., Class A (a)	27,693	177,789

Furniture & Fixtures - 0.24%
American Woodmark Corp.	3,429	70,500
Ethan Allen Interiors, Inc. (a)	7,535	214,220
Furniture Brands International, Inc. (a)	14,503	169,685
Hooker Furniture Corp.	3,262	72,873
Kimball International, Inc., Class B	7,956	85,288
La-Z-Boy, Inc. (a)	15,525	129,479
Sealy Corp. (a)	13,360	101,536

		843,581
Gas & Pipeline Utilities - 1.18%
American States Water Company	5,080	182,880
Aquila, Inc. *	111,664	358,441
Cal Dive International, Inc. *	12,538	130,144
California Water Service Group (a)	5,865	223,750
Crosstex Energy, Inc. (a)	10,777	365,879
Markwest Energy Partners LP *	3,456	106,583
Nicor, Inc. (a)	12,854	430,737
Northwest Natural Gas Company	7,731	335,835
Piedmont Natural Gas, Inc. (a)	21,479	564,039
South Jersey Industries, Inc.	8,431	296,012
Southwest Gas Corp.	12,232	342,007
Southwest Water Company (a)	7,694	85,173
The Laclede Group, Inc.	6,267	223,293
WGL Holdings, Inc.	13,931	446,628

		4,091,401
Healthcare Products - 2.89%
Accuray, Inc. *	4,886	38,160
Align Technology, Inc. *	17,379	193,081
American Medical Systems Holdings, Inc. * (a)	21,121	299,707
AngioDynamics, Inc. *	6,292	72,735
Animal Health International, Inc. *	3,815	41,736
ArthroCare Corp. *	7,997	266,700
Aspect Medical Systems, Inc. *	4,752	28,987
Bruker BioSciences Corp. *	18,994	292,318
Cantel Medical Corp. *	3,559	37,797
Computer Programs & Systems, Inc.	2,847	59,502
Conceptus, Inc. * (a)	8,834	163,959

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
CONMED Corp. *	8,208	$210,453
Cutera, Inc. *	3,914	52,722
Cyberonics, Inc. * (a)	7,298	105,821
Cypress Biosciences, Inc. *	10,973	78,567
Haemonetics Corp. *	7,466	444,824
Hologic, Inc. * (a)	35,510	1,974,356
ICU Medical, Inc. *	3,749	107,859
Insulet Corp. *	2,457	35,381
Inverness Medical Innovations, Inc. *	19,481	586,378
Kensey Nash Corp. *	3,529	102,164
LCA-Vision, Inc.	5,706	71,325
LifeCell Corp. *	9,753	409,919
Mannkind Corp. *	16,117	96,218
Masimo Corp. *	4,002	104,052
Merit Medical Systems, Inc. *	8,132	128,729
Micrus Endovascular Corp. *	4,459	55,113
Natus Medical, Inc. *	6,316	114,635
Nuvasive, Inc. *	10,020	345,790
Orthofix International NV *	4,775	189,902
Owens & Minor, Inc.	11,537	453,866
PSS World Medical, Inc. *	19,399	323,187
RTI Biologics, Inc. * (a)	9,124	86,222
Sirona Dental Systems, Inc. *	4,920	132,692
SonoSite, Inc. * (a)	4,841	137,630
Spectranetics Corp. *	8,945	74,780
Stereotaxis, Inc. * (a)	8,416	49,823
STERIS Corp.	18,665	500,782
SurModics, Inc. * (a)	4,330	181,340
Symmetry Medical, Inc. *	10,226	169,752
The Medicines Company *	15,210	307,242
Thoratec Corp. *	15,376	219,723
TomoTherapy, Inc. *	3,664	52,578
Ulta Salon, Cosmetics & Fragrance, Inc. * (a)	2,656	37,290
USANA Health Sciences, Inc. * (a)	2,459	54,172
Volcano Corp. *	8,698	108,725
Wright Medical Group, Inc. *	10,306	248,787
Zoll Medical Corp. *	5,940	157,945

		10,005,426
Healthcare Services - 1.60%
Air Methods Corp. *	3,002	145,207
Alliance Imaging, Inc. *	7,606	65,411
Amedisys, Inc. *	7,476	294,106
American Dental Partners, Inc. *	4,021	38,883
AMERIGROUP Corp. *	15,273	417,411
AMN Healthcare Services, Inc. *	10,261	158,224
Apria Healthcare Group, Inc. *	12,698	250,785
Assisted Living Concepts, Inc. *	17,985	105,932
athenahealth, Inc. *	2,133	50,488
Capital Senior Living Corp. *	7,076	56,962
CorVel Corp. *	2,425	74,181
Cross Country Healthcare, Inc. *	9,632	119,148
Emergency Medical Services Corp., Class A * (a)	2,627	64,861
Emeritus Corp. * (a)	3,735	77,912
Enzo Biochem, Inc. *	9,418	85,610
Healthextras, Inc. *	8,958	222,517
Healthsouth Corp. * (a)	23,101	410,967

The accompanying notes are an integral part of the financial statements.
300

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Healthspring, Inc. *	13,896	$195,656
Healthways, Inc. *	10,150	358,701
Kindred Healthcare, Inc. *	8,331	182,199
LHC Group, Inc. *	4,186	70,325
Magellan Health Services, Inc. *	11,164	443,099
National Healthcare Corp. (a)	1,989	96,864
Nighthawk Radiology Holdings, Inc. * (a)	6,298	58,949
Obagi Medical Products, Inc. *	1,671	14,504
Odyssey Healthcare, Inc. *	10,175	91,575
Palomar Medical Technologies, Inc. * (a)	5,562	83,986
Phase Forward, Inc. *	12,113	206,890
Psychiatric Solutions, Inc. *	15,736	533,765
Skilled Healthcare Group, Inc. *	6,567	72,106
Sun Healthcare Group, Inc. *	12,579	165,288
The Advisory Board Company *	5,231	287,391
Town Sports International Holdings, Inc. *	5,327	34,146
Virtual Radiologic Corp *	1,485	22,691

		5,556,740
Holdings Companies/Conglomerates - 0.10%
Information Services Group, Inc. * (a)	8,358	43,127
Marathon Acquisition Corp. *	11,262	86,942
NTR Acquisition Company *	7,363	70,464
PICO Holdings, Inc. * (a)	4,468	135,068

		335,601
Homebuilders - 0.50%
Beazer Homes USA, Inc. (a)	12,178	115,082
Champion Enterprises, Inc. * (a)	22,641	227,089
Hovnanian Enterprises, Inc., Class A * (a)	11,621	123,183
M/I Homes, Inc. (a)	4,124	70,026
Meritage Homes Corp. *	8,235	159,100
Standard Pacific Corp.	20,847	101,316
Walter Industries, Inc.	15,114	946,590

		1,742,386
Hotels & Restaurants - 1.59%
AFC Enterprises, Inc. *	8,603	77,341
Ameristar Casinos, Inc. (a)	7,325	133,681
Benihana, Inc., Class A *	3,920	44,178
BJ's Restaurants, Inc. * (a)	5,152	74,240
Bob Evans Farms, Inc.	9,604	264,974
Buffalo Wild Wings, Inc. *	4,557	111,647
California Pizza Kitchen, Inc. *	8,646	113,349
CBRL Group, Inc.	7,164	256,256
CEC Entertainment, Inc. *	7,593	219,286
Chipotle Mexican Grill, Inc. *	9,465	918,957
CKE Restaurants, Inc.	16,693	187,295
Denny's Corp. *	28,447	84,772
Domino's Pizza, Inc. *	12,782	172,429
IHOP Corp. (a)	5,094	244,003
Jack in the Box, Inc. *	18,158	487,905
Jamba, Inc. * (a)	17,522	46,433
Krispy Kreme Doughnuts, Inc. * (a)	20,405	62,235
Landry's Restaurants, Inc. (a)	3,714	60,464
Lodgian, Inc. *	6,028	67,212
Marcus Corp.	6,294	120,845

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
McCormick & Schmick's Seafood
Restaurants, Inc. *	4,587	$53,439
Morgans Hotel Group Company *	6,480	96,034
O'Charley's, Inc.	6,702	77,207
P.F. Chang's China Bistro, Inc. * (a)	7,633	217,083
Papa John's International, Inc. *	6,258	151,506
Peets Coffee & Tea, Inc. * (a)	4,039	94,957
Red Robin Gourmet Burgers, Inc. * (a)	4,881	183,379
Ruby Tuesday, Inc.	16,293	122,198
Ruth's Chris Steak House, Inc. * (a)	6,239	43,112
Sonic Corp. *	17,626	388,477
Texas Roadhouse, Inc., Class A *	15,573	152,615
The Steak & Shake Company * (a)	8,962	70,531
Triarc Companies, Inc.	18,911	130,675

		5,528,715
Household Appliances - 0.07%
Consolidated Tomoka Land Company (a)	1,657	92,875
Libbey, Inc.	4,497	75,729
Lifetime Brands, Inc.	3,236	28,930
National Presto Industries, Inc.	1,163	60,941

		258,475
Household Products - 0.43%
Blyth, Inc.	7,110	140,209
Central Garden & Pet Company, Class A *	21,234	94,279
Cryolife, Inc. *	7,686	72,249
Select Comfort Corp. * (a)	14,169	51,008
Tempur-Pedic International, Inc. (a)	21,850	240,350
Tupperware Brands Corp.	17,788	688,040
TurboChef Technologies, Inc. * (a)	6,152	40,111
WD-40 Company	5,084	169,043

		1,495,289
Industrial Machinery - 2.01%
Actuant Corp., Class A	15,918	480,883
Albany International Corp., Class A	8,389	303,178
Badger Meter, Inc.	4,150	179,280
Briggs & Stratton Corp. (a)	14,426	258,225
Cascade Corp.	3,442	169,725
Chart Industries, Inc. *	3,954	133,803
Circor International, Inc.	4,778	220,983
Cognex Corp.	13,024	284,314
Dionex Corp. *	5,440	418,826
EnPro Industries, Inc. *	6,374	198,805
Flow International Corp. *	11,182	103,881
Gehl Company *	3,135	53,107
Gorman-Rupp Company (a)	4,321	142,118
H&E Equipment Services, Inc. *	5,261	66,131
Intevac, Inc. *	6,598	85,444
Kadant, Inc. *	4,148	121,868
Lindsay Corp. (a)	3,401	348,501
Lufkin Industries, Inc.	4,310	275,064
Middleby Corp. * (a)	3,942	245,941
NACCO Industries, Inc., Class A	1,686	136,465
NATCO Group, Inc. *	5,341	249,692
OYO Geospace Corp. *	1,185	53,823
Raser Technologies, Inc. * (a)	9,277	79,689

The accompanying notes are an integral part of the financial statements.
301

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Regal-Beloit Corp.	9,195	$336,813
Robbins & Myers, Inc.	8,196	267,599
Rofin-Sinar Technologies, Inc. *	8,997	403,965
Sauer-Danfoss, Inc.	3,353	74,235
Tecumseh Products Company, Class A *	4,659	142,938
Tennant Company	4,817	191,765
Tredegar Industries, Inc.	9,051	164,819
Twin Disc, Inc.	2,613	41,338
Valmont Industries, Inc. (a)	5,398	474,430
Watts Water Technologies, Inc., Class A (a)	9,180	257,315

		6,964,963
Industrials - 0.26%
Aecom Technology Corp. *	12,455	323,955
Brookfield Homes Corp. (a)	3,525	59,220
Clean Harbors, Inc. *	4,691	304,915
EnergySolutions, Inc.	8,696	199,486

		887,576
Insurance - 3.40%
Alfa Corp.	9,531	209,491
American Equity Investment Life Holding
Company	17,072	158,428
American Physicians Capital, Inc.	2,660	123,318
Amerisafe, Inc. *	5,673	71,707
Amtrust Financial Services, Inc.	7,353	119,192
Argo Group International Holdings, Ltd. *	8,782	311,937
Aspen Insurance Holdings, Ltd.	25,336	668,364
Assured Guaranty, Ltd.	23,500	557,890
Baldwin & Lyons, Inc., Class B	2,365	60,733
Citizens, Inc., Class A * (a)	11,634	77,831
CNA Surety Corp. *	4,997	76,854
Commerce Group, Inc.	14,059	506,968
Darwin Professional Underwriters, Inc. *	2,275	51,165
Donegal Group, Inc.	4,050	70,470
eHealth, Inc. *	3,986	87,971
EMC Insurance Group, Inc.	1,927	51,817
Employers Holdings, Inc.	14,603	270,740
Enstar Group, Ltd. * (a)	2,091	232,666
FBL Financial Group, Inc., Class A	4,139	117,920
First Mercury Financial Corp. *	3,661	63,738
Flagstone Reinsurance Holdings, Ltd.	4,183	50,614
FPIC Insurance Group, Inc. *	2,710	127,749
Greenlight Capital Re, Ltd. * (a)	3,228	60,041
Harleysville Group, Inc.	4,263	153,852
Hilb, Rogal and Hamilton Company	10,545	331,851
Horace Mann Educators Corp.	12,680	221,646
Infinity Property & Casualty Corp.	4,786	199,098
IPC Holdings, Ltd.	17,456	488,768
Kansas City Life Insurance Company	1,391	66,851
LandAmerica Financial Group, Inc. (a)	4,625	182,549
Max Re Capital, Ltd.	17,349	454,370
Meadowbrook Insurance Group, Inc.	9,670	75,523
Midland Company	2,795	181,479
Montpelier Re Holdings, Ltd. (a)	29,769	477,792
National Interstate Corp.	1,579	36,870
National Western Life Insurance Company,
Class A	564	122,270

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Navigators Group, Inc. *	3,693	$200,899
NYMAGIC, Inc.	1,870	42,468
Odyssey Re Holdings Corp. (a)	8,083	297,050
Phoenix Companies, Inc.	33,424	408,107
Platinum Underwriters Holdings, Ltd.	17,108	555,326
PMA Capital Corp., Class A *	10,258	87,603
Presidential Life Corp.	6,523	113,761
Primus Guaranty, Ltd. *	14,364	51,423
ProAssurance Corp. *	9,627	518,221
RLI Corp.	6,012	298,015
Safety Insurance Group, Inc.	4,706	160,616
SeaBright Insurance Holdings, Inc. *	6,167	90,840
Security Capital Assurance, Ltd. (a)	8,417	4,377
Selective Insurance Group, Inc.	16,018	382,510
State Auto Financial Corp. (a)	4,234	123,336
Stewart Information Services Corp.	5,259	147,199
Tower Group, Inc.	5,775	145,357
Triad Guaranty, Inc. * (a)	4,604	23,020
United America Indemnity, Ltd. *	7,240	139,442
United Fire & Casualty Company	6,412	239,809
Universal American Financial Corp. *	14,265	151,209
Validus Holdings, Ltd.	4,596	107,684
Zenith National Insurance Corp.	10,551	378,359

		11,787,154
International Oil - 0.26%
ATP Oil & Gas Corp. *	7,478	244,680
BPZ Energy, Inc. *	15,053	327,102
Callon Petroleum Company *	6,307	114,093
Parker Drilling Company *	32,626	210,764

		896,639
Internet Content - 0.51%
CMGI, Inc. *	14,349	190,268
CNET Networks, Inc. * (a)	44,221	313,969
Dice Holdings, Inc. *	5,501	49,014
Harris Interactive, Inc. *	16,759	45,752
InfoSpace, Inc. *	9,509	110,019
Internet Cap Group, Inc. *	11,718	122,687
Liquidity Services, Inc. *	3,527	28,216
LoopNet, Inc. * (a)	8,008	101,702
Move, Inc. *	32,346	99,626
RightNow Technologies, Inc. * (a)	5,612	66,783
Schawk, Inc., Class A	4,467	71,427
Sohu.com, Inc. *	7,982	360,228
TechTarget, Inc. *	2,456	34,802
The Knot, Inc. *	8,366	98,300
TheStreet.com, Inc.	6,364	51,421
Travelzoo, Inc. * (a)	2,209	24,387

		1,768,601
Internet Retail - 0.81%
1-800-Flowers.com, Inc. *	7,014	59,689
Ariba, Inc. *	23,001	222,190
Blue Nile, Inc. * (a)	3,884	210,319
Mercadolibre, Inc. *	4,726	187,906
Netflix, Inc. * (a)	13,713	475,155
Orbitz Worldwide, Inc. * (a)	10,403	71,677

The accompanying notes are an integral part of the financial statements.
302

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PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
Overstock.com, Inc. * (a)	5,076	$60,455
PetMed Express, Inc. *	6,280	69,645
Priceline.com, Inc. * (a)	10,990	1,328,251
Shutterfly, Inc. *	4,103	61,012
Stamps.com, Inc. *	4,817	49,422

		2,795,721
Internet Service Provider - 0.50%
Cogent Communications Group, Inc. * (a)	14,590	267,143
Earthlink, Inc. *	35,613	268,878
Equinix, Inc. * (a)	10,499	698,079
eSPEED, Inc., Class A *	6,006	70,030
Imergent, Inc. (a)	3,936	44,831
Online Resources Corp. *	8,459	81,376
Terremark Worldwide, Inc. * (a)	15,326	83,986
United Online, Inc.	19,388	204,737

		1,719,060
Internet Software - 0.81%
Art Technology Group, Inc. *	37,519	145,574
Chordiant Software, Inc. *	9,746	58,768
Cybersource Corp. *	18,597	271,702
DealerTrack Holdings, Inc. *	10,479	211,885
Digital River, Inc. *	12,034	372,693
eResearch Technology, Inc. *	11,649	144,681
Interwoven, Inc. *	12,774	136,426
Keynote Systems, Inc. * (a)	4,828	56,922
Lionbridge Technologies, Inc. *	18,795	62,963
NIC, Inc. *	11,229	79,838
Openwave Systems, Inc. * (a)	26,961	66,055
RealNetworks, Inc. *	28,293	162,119
S1 Corp. *	15,410	109,565
Sapient Corp. *	24,023	167,200
Switch & Data Facilities Company, Inc. *	4,167	42,545
TIBCO Software, Inc. *	55,882	398,998
VASCO Data Security International, Inc. * (a)	7,673	104,967
Vignette Corp. *	7,951	105,033
Vocus, Inc. *	3,803	100,399

		2,798,333
Leisure Time - 1.34%
Ambassadors International, Inc.	3,023	22,400
Bally Technologies, Inc. *	15,461	530,931
Blockbuster, Inc., Class A *	56,801	185,171
Bluegreen Corp. *	6,418	43,001
Callaway Golf Company	19,256	282,678
Carmike Cinemas, Inc. (a)	4,626	47,555
Churchill Downs, Inc.	2,747	129,768
Cinemark Holdings, Inc. (a)	8,469	108,318
Dover Downs Gaming & Entertainment, Inc.	4,663	39,682
Gaylord Entertainment Company *	11,939	361,632
Isle of Capri Casinos, Inc. * (a)	4,992	35,693
Lakes Gaming, Inc. *	5,981	26,436
Life Time Fitness, Inc. * (a)	9,684	302,238
Marine Products Corp. (a)	4,122	33,306
Monarch Casino & Resort, Inc. *	3,401	60,232
MTR Gaming Group, Inc. * (a)	6,818	47,726
Multimedia Games, Inc. * (a)	7,338	39,185

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
National Cinemedia, Inc.	12,533	$281,742
Pinnacle Entertainment, Inc. *	17,447	223,322
Polaris Industries, Inc. (a)	10,358	424,781
Premier Exhibitions, Inc. *	8,394	50,700
RC2 Corp. *	5,559	116,572
Riviera Holdings Corp. *	3,002	61,871
Shuffle Master, Inc. * (a)	11,088	59,321
Speedway Motorsports, Inc.	3,898	97,723
Steinway Musical Instruments, Inc. *	2,309	65,853
The Nautilus Group, Inc. (a)	10,137	33,351
Trump Entertainment Resorts, Inc. * (a)	10,468	37,685
Vail Resorts, Inc. * (a)	9,021	435,624
West Marine, Inc. *	4,649	32,403
WMS Industries, Inc. *	11,806	424,662

		4,641,562
Life Sciences - 0.26%
American Ecology Corp.	4,737	119,988
Arrowhead Research Corp. *	11,031	31,218
Dawson Geophysical Company *	2,176	146,880
Halozyme Therapeutics, Inc. * (a)	19,289	122,678
Incyte Corp. *	24,805	260,701
Nanosphere, Inc. * (a)	2,672	23,140
Omrix Biopharmaceuticals, Inc. *	3,832	53,648
Senomyx, Inc. *	9,419	55,572
Symyx Technologies, Inc. *	10,963	82,222

		896,047
Liquor - 0.21%
Boston Beer Company, Inc. *	2,652	126,076
Central European Distribution Corp. * (a)	10,253	596,622

		722,698
Manufacturing - 1.61%
Acuity Brands, Inc.	12,493	536,574
American Railcar Industries, Inc. (a)	3,088	62,779
AptarGroup, Inc.	19,956	776,887
Barnes Group, Inc.	13,238	303,812
Blout International, Inc. *	11,357	140,486
Ceradyne, Inc. *	7,908	252,740
ESCO Technologies, Inc. * (a)	7,600	301,872
Force Protection, Inc. * (a)	20,332	40,867
Freightcar America, Inc.	3,614	123,960
GenTek, Inc. *	2,522	75,862
Hardinge, Inc.	3,425	47,128
Hexcel Corp. *	27,407	523,748
Insteel Industries, Inc.	5,237	60,906
iRobot Corp. * (a)	4,679	80,058
Kaydon Corp. (a)	8,122	356,637
Koppers Holdings, Inc.	5,064	224,386
Lancaster Colony Corp.	6,423	256,663
Mine Safety Appliances Company (a)	8,017	330,220
Nordson Corp.	9,788	527,084
Park-Ohio Holdings Corp. *	2,290	35,976
Polypore International, Inc. *	4,566	94,471
Raven Industries, Inc. (a)	4,659	141,168
Reddy Ice Holdings, Inc.	6,270	81,698
Smith & Wesson Holding Corp. * (a)	9,272	46,545

The accompanying notes are an integral part of the financial statements.
303

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Spartan Motors, Inc. (a)	9,627	$81,444
Sturm Ruger & Company, Inc. *	7,024	57,878
TriMas Corp. *	4,681	24,669

		5,586,518
Medical Products - 0.01%
Trans1, Inc. * (a)	2,152	25,071

Medical-Hospitals - 0.45%
AmSurg Corp. *	8,757	207,366
Centene Corp. *	12,622	175,951
Cepheid, Inc. *	16,088	392,386
EV3, Inc. * (a)	13,945	113,512
Genoptix, Inc. *	1,716	42,917
Hythiam, Inc. * (a)	12,991	15,719
MedCath Corp. *	3,087	56,183
MWI Veterinary Supply, Inc. *	2,425	85,506
NxStage Medical, Inc. * (a)	6,109	26,391
RehabCare Group, Inc. *	5,000	75,000
Sunrise Senior Living, Inc. *	12,922	287,902
Vital Images, Inc. * (a)	5,245	77,731

		1,556,564
Metal & Metal Products - 1.22%
A. M. Castle & Company	4,245	114,615
Ampco-Pittsburgh Corp.	2,195	94,363
Brush Engineered Materials, Inc. *	5,990	153,763
Dynamic Materials Corp.	3,531	152,539
Gibraltar Industries, Inc.	7,808	91,588
Haynes International, Inc. * (a)	3,431	188,293
Kaiser Aluminum Corp.	4,231	293,208
L.B. Foster Company *	3,134	134,950
Ladish Company, Inc. *	4,201	151,236
Lawson Products, Inc.	1,409	38,818
Matthews International Corp., Class A	9,102	439,172
Mueller Industries, Inc.	10,812	311,926
Mueller Water Products, Inc. (a)	33,971	277,883
Quanex Corp.	10,750	556,205
RBC Bearings, Inc. *	6,168	229,018
RTI International Metals, Inc. *	6,737	304,580
Sims Group, Ltd. *	15,227	419,047
Sun Hydraulics, Inc. (a)	3,295	96,445
Universal Stainless & Alloy Products, Inc. *	2,016	59,895
USEC, Inc. *	31,627	117,020

		4,224,564
Mining - 0.75%
AMCOL International Corp. (a)	7,556	235,974
Apex Silver Mines, Ltd. * (a)	17,123	207,531
Coeur d'Alene Mines Corp. *	133,962	541,207
Compass Minerals International, Inc.	9,247	545,388
General Moly, Inc. * (a)	14,461	115,543
Hecla Mining Company * (a)	34,889	389,361
Royal Gold, Inc. (a)	7,302	220,301
Stillwater Mining Company *	13,000	201,110
U.S. Gold Corp. *	16,973	43,111
Uranium Resources, Inc. * (a)	15,325	91,797

		2,591,323

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mobile Homes - 0.09%
Fleetwood Enterprises, Inc. * (a)	20,154	$92,709
Skyline Corp. (a)	2,067	57,504
Winnebago Industries, Inc. (a)	8,756	147,976

		298,189
Mutual Funds - 0.02%
Kayne Anderson Energy Development Fund * (a)	2,987	74,376

Newspapers - 0.06%
AH Belo Corp. *	4,974	56,853
Lee Enterprises, Inc. (a)	13,756	137,697

		194,550
Office Furnishings & Supplies - 0.42%
Acco Brands Corp. *	16,117	218,708
Herman Miller, Inc.	18,484	454,152
IKON Office Solutions, Inc.	29,124	221,342
Knoll, Inc.	14,503	167,365
The Standard Register Company	5,485	42,728
United Stationers, Inc. *	7,154	341,246

		1,445,541
Oil & Gas Drilling - 0.02%
Rex Energy Corp. *	3,321	55,261

Paper - 0.46%
AbitibiBowater, Inc. *	16,124	208,161
Buckeye Technologies, Inc. *	11,155	124,490
Chesapeake Corp.	7,335	35,281
Mercer International, Inc. *	9,716	67,721
Neenah Paper, Inc. (a)	4,158	107,193
P.H. Glatfelter Company	13,001	196,445
Potlatch Corp.	11,096	457,932
Rock-Tenn Company, Class A	9,562	286,573
Wausau-Mosinee Paper Corp.	13,447	111,072
Xerium Technologies, Inc.	6,644	8,571

		1,603,439
Petroleum Services - 2.45%
Atwood Oceanics, Inc. *	7,906	725,138
Basic Energy Services, Inc. *	12,106	267,300
Bronco Drilling Company, Inc. *	7,778	125,304
Complete Production Services, Inc. *	12,599	289,021
CVR Energy, Inc. *	5,899	135,854
Delek US Holdings, Inc.	3,459	43,825
Dril-Quip, Inc. *	7,680	356,890
Energy Infrastructure Acquisition Corp. * (a)	6,761	67,272
Exterran Holdings, Inc. *	17,466	1,127,256
Flotek Industries, Inc. * (a)	5,335	77,838
Grey Wolf, Inc. *	54,182	367,354
GulfMark Offshore, Inc. *	6,544	358,088
Hercules Offshore, Inc. * (a)	24,251	609,185
Hornbeck Offshore Services, Inc. *	6,667	304,482
ION Geophysical Corp. *	24,269	334,912
Newpark Resources, Inc. *	26,929	137,338
PetroHawk Energy Corp. *	49,523	998,879
Petroleum Development Corp. *	4,362	302,156
Pioneer Drilling Company *	14,649	233,359
RPC, Inc. (a)	9,799	148,847
Superior Well Services, Inc. *	4,764	104,189

The accompanying notes are an integral part of the financial statements.
304

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
T-3 Energy Services, Inc. *	1,765	$75,118
Trico Marine Services, Inc. *	3,420	133,277
W-H Energy Services, Inc. *	8,817	607,050
Willbros Group, Inc. *	10,758	329,195
World Fuel Services Corp.	8,460	237,472

		8,496,599
Pharmaceuticals - 2.26%
Affymax, Inc. * (a)	1,565	22,067
Akorn, Inc. *	16,373	77,444
Alexion Pharmaceuticals, Inc. *	10,540	625,022
Alexza Pharmaceuticals, Inc. *	6,697	46,075
Alkermes, Inc. *	29,198	346,872
Allos Therapeutics, Inc. *	12,925	78,584
Altus Pharmaceuticals, Inc. * (a)	7,174	32,642
AMAG Pharmaceuticals, Inc. *	4,897	197,986
American Oriental Bioengineering, Inc. *	15,683	127,032
Amicus Therapeutics Inc * (a)	1,899	20,319
Array BioPharma, Inc. *	14,801	103,755
Auxilium Pharmaceuticals, Inc. *	9,136	244,297
Bentley Pharmaceuticals, Inc. *	5,675	92,219
Biodel, Inc. *	1,691	18,347
BioForm Medical, Inc. *	3,726	17,140
Cadence Pharmaceuticals, Inc. *	5,343	31,791
Caraco Pharmaceutical Labs *	3,195	57,350
Celgene Corp. *	6,322	387,475
Cubist Pharmaceuticals, Inc. *	16,016	295,015
CytRx Corp. * (a)	27,947	32,139
Enzon Pharmaceuticals, Inc. * (a)	13,122	120,854
Idenix Pharmaceuticals, Inc. * (a)	8,586	43,102
Indevus Pharmaceuticals, Inc. * (a)	18,829	89,814
Isis Pharmaceuticals, Inc. * (a)	25,475	359,452
Javelin Pharmaceuticals, Inc. * (a)	13,720	38,553
Jazz Pharmaceuticals, Inc. * (a)	2,152	19,411
Ligand Pharmaceuticals, Inc., Class B *	25,915	103,660
MAP Pharmaceuticals, Inc. * (a)	2,047	28,597
Medicis Pharmaceutical Corp., Class A	16,131	317,619
Minrad International, Inc. * (a)	16,161	37,978
Nastech Pharmaceutical Company, Inc. * (a)	10,098	23,730
Noven Pharmaceuticals, Inc. * (a)	7,411	66,551
Onyx Pharmaceuticals, Inc. * (a)	15,714	456,178
OSI Pharmaceuticals, Inc. *	16,701	624,450
Par Pharmaceutical Companies, Inc. *	9,854	171,361
Penwest Pharmaceuticals Company *	8,488	22,069
PharMerica Corp. * (a)	7,981	132,245
Poniard Pharmaceuticals, Inc. *	7,662	25,668
POZEN, Inc. * (a)	7,601	78,746
Prestige Brands Holdings, Inc. *	10,084	82,487
Regeneron Pharmaceuticals, Inc. *	18,639	357,682
Rigel Pharmaceuticals, Inc. *	8,901	166,093
Salix Pharmaceuticals, Ltd. * (a)	14,129	88,730
Santarus, Inc. * (a)	17,284	44,420
Sciele Pharma, Inc. * (a)	10,280	200,460
Sirtris Pharmaceuticals, Inc. * (a)	2,087	27,110
Supergen, Inc. * (a)	16,713	41,950
Trubion Pharmaceuticals, Inc. * (a)	2,901	27,386
United Therapeutics Corp. *	5,973	517,859

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Valeant Pharmaceuticals International * (a)	27,835	$357,123
Vanda Pharmaceuticals, Inc. * (a)	9,008	34,861
ViroPharma, Inc. * (a)	20,380	182,197
XOMA, Ltd. * (a)	39,518	102,352

		7,844,319
Photography - 0.01%
CPI Corp. (a)	1,687	29,135

Plastics - 0.04%
AEP Industries, Inc. *	1,727	52,311
Spartech Corp.	9,044	76,422

		128,733
Pollution Control - 0.03%
Fuel Tech, Inc. * (a)	5,209	106,785

Publishing - 0.54%
American Greetings Corp., Class A	16,086	298,395
Consolidated Graphics, Inc. *	2,703	151,503
Courier Corp.	3,127	78,019
Dolan Media Company *	3,438	69,138
GateHouse Media, Inc. (a)	7,269	42,451
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	8,570	63,675
Media General, Inc., Class A (a)	6,711	94,088
Multi-Color Corp.	2,441	54,581
Playboy Enterprises, Inc., Class B *	7,708	64,208
PRIMEDIA, Inc. (a)	13,890	102,091
Scholastic Corp. *	8,862	268,253
Valassis Communications, Inc. *	14,200	154,070
VistaPrint, Ltd. * (a)	12,588	439,951

		1,880,423
Railroads & Equipment - 0.28%
Genesee & Wyoming, Inc., Class A *	9,144	314,554
Greenbrier Company, Inc. (a)	4,745	125,837
Wabtec Corp.	14,067	529,763

		970,154
Real Estate - 5.94%
Acadia Realty Trust, REIT	9,222	222,711
Agree Realty Corp., REIT	2,242	61,543
Alesco Financial, Inc., REIT	18,815	54,187
Alexander's, Inc., REIT *	579	205,255
Alexandria Real Estate Equities, Inc., REIT	9,116	845,236
American Campus Communities, Inc., REIT	7,845	214,639
American Financial Realty Trust, REIT	38,692	307,214
Anthracite Capital, Inc., REIT	18,788	124,001
Anworth Mortgage Asset Corp., REIT	16,127	98,859
Arbor Realty Trust, Inc., REIT	3,930	59,264
Ashford Hospitality Trust, Inc., REIT	31,175	177,074
Associated Estates Realty Corp., REIT	4,909	56,159
Avatar Holdings, Inc. *	1,691	73,711
BioMed Realty Trust, Inc., REIT	19,039	454,842
Capital Lease Funding, Inc., REIT (a)	13,439	104,421
Capital Trust, Inc., Class A, REIT (a)	3,928	105,860
CBRE Realty Finance, Inc., REIT (a)	9,711	39,135
Cedar Shopping Centers, Inc., REIT	13,143	153,510
Chimera Investment Corp.	9,753	119,962

The accompanying notes are an integral part of the financial statements.
305

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Corporate Office Properties Trust, REIT	11,456	$385,036
Cousins Properties, Inc., REIT (a)	11,864	293,159
Crystal River Capital, Inc., REIT (a)	7,572	67,618
DCT Industrial Trust, Inc., REIT	49,845	496,456
Deerfield Capital Corp. (a)	17,408	24,545
DiamondRock Hospitality Company, REIT	27,444	347,715
Digital Realty Trust, Inc., REIT (a)	16,292	578,366
DuPont Fabros Technology, Inc., REIT	10,328	170,309
EastGroup Properties, Inc., REIT	6,842	317,879
Education Realty Trust, Inc., REIT	8,824	110,918
Entertainment Properties Trust, REIT	8,060	397,600
Equity Lifestyle Properties, Inc., REIT	5,848	288,716
Equity One, Inc., REIT	10,446	250,391
Extra Space Storage, Inc., REIT	18,807	304,485
FelCor Lodging Trust, Inc., REIT	18,476	222,266
First Industrial Realty Trust, Inc., REIT (a)	13,066	403,609
First Potomac Realty Trust, REIT	7,444	114,414
Franklin Street Properties Corp., REIT (a)	17,408	249,283
FX Real Estate and Entertainment, Inc. *	2,359	13,871
Getty Realty Corp., REIT	4,972	79,204
Glimcher Realty Trust, REIT	11,504	137,588
GMH Communities Trust, REIT	10,748	93,293
Gramercy Capital Corp., REIT (a)	7,007	146,657
Grubb & Ellis Company (a)	5,274	36,232
Healthcare Realty Trust, Inc., REIT	14,828	387,752
Hersha Hospitality Trust, REIT	12,161	109,814
Highwoods Properties, Inc., REIT	16,571	514,861
Hilltop Holdings, Inc. *	13,849	144,030
Home Properties, Inc., REIT (a)	9,609	461,136
Inland Real Estate Corp., REIT (a)	16,807	255,634
Investors Real Estate Trust, SBI, REIT (a)	16,692	163,248
Jer Investors Trust, Inc., REIT (a)	7,765	65,847
Kite Realty Group Trust, REIT	6,315	88,410
LaSalle Hotel Properties, REIT	11,639	334,388
Lexington Corporate Property Trust, REIT (a)	19,705	283,949
LTC Properties, Inc., REIT	6,878	176,833
Maguire Properties, Inc., REIT (a)	11,163	159,743
Medical Properties Trust, Inc., REIT (a)	14,595	165,215
Meruelo Maddux Properties, Inc. *	14,814	37,628
MFA Mortgage Investments, Inc., REIT	34,716	218,711
Mid-America Apartment Communities, Inc.,
REIT	7,400	368,816
Mission West Properties, Inc., REIT	6,137	57,995
National Health Investments, Inc., REIT	6,671	208,469
National Retail Properties, Inc., REIT	20,272	446,998
Nationwide Health Properties, Inc., REIT	25,775	869,906
Newcastle Investment Corp., REIT	12,316	101,730
NorthStar Realty Finance Corp., REIT (a)	18,158	148,351
Omega Healthcare Investors, REIT	19,607	340,378
Parkway Properties, Inc., REIT	4,675	172,788
Pennsylvania Real Estate
Investment Trust, REIT	9,339	227,778
Post Properties, Inc., REIT	12,627	487,655
PS Business Parks, Inc., REIT	4,632	240,401
RAIT Financial Trust, REIT (a)	18,862	130,902
Ramco-Gershenson Properties Trust, REIT	5,493	115,957
Realty Income Corp., REIT (a)	29,061	744,543

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Redwood Trust, Inc., REIT (a)	7,240	$263,174
Resource Capital Corp., REIT (a)	6,657	50,393
Saul Centers, Inc., REIT	3,127	157,100
Senior Housing Properties Trust, REIT	25,669	608,355
Sovran Self Storage, Inc., REIT (a)	6,255	267,151
Strategic Hotel Cap, Inc., REIT (a)	21,679	284,645
Stratus Properties, Inc. *	1,466	43,203
Sun Communities, Inc., REIT (a)	5,039	103,300
Sunstone Hotel Investors, Inc., REIT	18,282	292,695
Tanger Factory Outlet Centers, Inc., REIT (a)	9,026	347,230
Thomas Properties Group, Inc.	7,244	63,602
Universal Health Realty Income Trust, REIT	3,385	112,721
Urstadt Biddle Properties, Inc., REIT	6,233	98,045
U-Store-It Trust, REIT	14,317	162,212
Washington Real Estate Investment Trust,
REIT (a)	13,043	435,897
Winthrop Realty Trust, REIT (a)	14,577	60,057

		20,586,839
Retail - 0.01%
hhgregg, Inc. *	2,948	33,165

Retail Grocery - 0.38%
Ingles Markets, Inc.	3,762	92,507
Nash Finch Company (a)	3,964	134,697
PriceSmart, Inc.	3,828	106,074
Ruddick Corp.	11,988	441,878
The Great Atlantic & Pacific Tea Company,
Inc. *	7,076	185,533
United Natural Foods, Inc. * (a)	12,552	234,848
Weis Markets, Inc.	3,675	126,677

		1,322,214
Retail Trade - 2.68%
99 Cents Only Stores *	13,999	138,450
A.C. Moore Arts & Crafts, Inc. *	6,143	41,895
Aaron Rents, Inc., Class B	13,326	287,042
Aeropostale, Inc. *	19,360	524,850
Big 5 Sporting Goods Corp.	6,772	59,390
Bon-Ton Stores, Inc. (a)	3,257	17,816
Books-A-Million, Inc.	4,331	37,853
Borders Group, Inc.	17,430	102,314
Build A Bear Workshop, Inc. * (a)	4,781	43,459
Building Materials Holding Corp. (a)	9,219	40,379
Cabela's, Inc. * (a)	11,197	158,550
Cache, Inc. *	3,830	43,241
Casey's General Stores, Inc.	14,844	335,474
Cash America International, Inc.	8,700	316,680
Casual Male Retail Group, Inc. * (a)	11,101	46,624
Cato Corp., Class A	8,691	129,844
Charlotte Russe Holding, Inc. *	7,396	128,247
Charming Shoppes, Inc. * (a)	34,268	165,514
Children's Place Retail Stores, Inc. * (a)	6,677	163,987
Christopher & Banks Corp.	10,623	106,124
Citi Trends, Inc. * (a)	4,410	81,365
Collective Brands, Inc. *	19,001	230,292
Conn's, Inc. * (a)	3,573	58,276
CSS Industries, Inc.	2,101	73,451

The accompanying notes are an integral part of the financial statements.
306

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
DSW, Inc., Class A * (a)	4,776	$61,849
Eddie Bauer Holdings, Inc. *	9,177	35,699
FGX International Holdings, Ltd. *	3,871	46,297
Finish Line, Inc.	13,761	65,502
First Cash Financial Services, Inc. *	7,578	78,281
Fossil, Inc. *	12,621	385,445
Fred's, Inc., Class A	11,710	120,028
FTD Group, Inc.	5,309	71,247
Gaiam, Inc., Class A * (a)	5,094	88,228
Genesco, Inc. *	6,620	152,988
Haverty Furniture Companies, Inc. (a)	6,048	64,351
Hibbett Sports, Inc. * (a)	9,278	143,252
Hot Topic, Inc. *	13,532	58,323
J. Crew Group, Inc. *	11,152	492,584
Jo-Ann Stores, Inc. *	7,492	110,357
Kenneth Cole Productions, Inc., Class A (a)	2,939	49,787
Longs Drug Stores Corp. (a)	9,388	398,614
Marinemax, Inc. * (a)	4,929	61,415
New York & Company, Inc. *	6,800	39,032
NexCen Brands, Inc. *	14,510	49,769
Pacific Sunwear of California, Inc. *	20,370	256,866
Pantry, Inc. *	6,818	143,723
PC Connection, Inc. *	2,816	22,303
Pier 1 Imports, Inc. * (a)	26,493	166,376
Regis Corp.	12,871	353,824
Rent-A-Center, Inc. *	20,504	376,248
Retail Ventures, Inc. *	8,787	42,617
School Specialty, Inc. *	5,938	187,285
Shoe Carnival, Inc. *	2,678	36,233
Sonic Automotive, Inc.	8,797	180,778
Spectrum Brands, Inc. * (a)	12,707	58,071
Stein Mart, Inc. (a)	8,443	47,450
Systemax, Inc. * (a)	2,963	35,734
Talbots, Inc.	7,040	75,891
The Buckle, Inc.	3,973	177,712
The Dress Barn, Inc. *	13,539	175,195
The Men's Wearhouse, Inc.	15,640	363,943
The Wet Seal, Inc., Class A *	26,741	90,652
Tuesday Morning Corp. *	9,332	48,340
Tween Brands, Inc. *	7,161	177,163
ValueVision Media, Inc., Class A *	9,889	54,785
Zale Corp. * (a)	12,941	255,714
Zumiez, Inc. * (a)	5,051	79,250

		9,310,318
Sanitary Services - 0.32%
Casella Waste Systems, Inc., Class A *	6,961	76,084
Darling International, Inc. *	23,390	302,901
Insituform Technologies, Inc., Class A * (a)	8,292	114,678
Waste Connections, Inc. *	19,576	601,766

		1,095,429
Semiconductors - 2.63%
Actel Corp. *	7,986	122,266
Advanced Analogic Technologies, Inc. *	11,451	64,355
Advanced Energy Industries, Inc. *	10,716	142,094
American Superconductor Corp. *	12,018	278,697

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Amkor Technology, Inc. *	30,954	$331,208
Applied Micro Circuits Corp. *	21,320	153,078
Asyst Technologies, Inc. *	16,120	56,420
ATMI, Inc. *	9,963	277,270
AuthenTec, Inc. *	2,559	25,436
Axcelis Technologies, Inc. *	30,359	170,010
Brooks Automation, Inc. *	20,733	201,525
Cabot Microelectronics Corp. *	6,881	221,224
Cavium Networks, Inc. *	2,152	35,293
Cirrus Logic, Inc. *	26,610	178,819
Cymer, Inc. *	9,212	239,880
Diodes, Inc. *	8,552	187,802
DSP Group, Inc. *	9,837	125,323
Emulex Corp. *	25,151	408,452
Entegris, Inc. *	33,900	243,741
Exar Corp. *	13,182	108,488
FormFactor, Inc. *	13,915	265,776
Hittite Microwave Corp. *	4,636	173,479
IXYS Corp. * (a)	7,899	53,950
Kulicke & Soffa Industries, Inc. * (a)	16,155	77,221
Lattice Semiconductor Corp. *	35,921	102,016
LTX Corp. *	20,676	64,923
Mattson Technology, Inc. *	15,795	96,192
Micrel, Inc.	16,690	154,716
Microsemi Corp. * (a)	22,193	506,000
Microtune, Inc. *	16,413	60,072
MIPS Technologies, Inc., Class A * (a)	13,785	54,589
MKS Instruments, Inc. *	14,855	317,897
Monolithic Power Systems, Inc. *	6,873	121,171
Netlogic Microsystems, Inc. * (a)	4,829	116,572
OmniVision Technologies, Inc. * (a)	16,029	269,608
ON Semiconductor Corp. *	93,810	532,841
Pericom Semiconductor Corp. *	7,653	112,346
Photronics, Inc. *	12,420	118,611
PLX Technology, Inc. *	9,014	60,123
PMC-Sierra, Inc. * (a)	62,992	359,054
Rubicon Technology, Inc. * (a)	2,018	58,482
Rudolph Technologies, Inc. *	8,907	87,021
Semitool, Inc. * (a)	7,159	59,563
Semtech Corp. *	18,214	261,007
Silicon Image, Inc. *	26,658	133,557
Skyworks Solutions, Inc. *	46,646	339,583
Spansion, Inc. * (a)	29,758	81,834
Techwell, Inc. *	4,713	51,089
Tessera Technologies, Inc. *	13,955	290,264
Triquint Semiconductor, Inc. *	41,024	207,581
Ultra Clean Holdings, Inc. *	5,482	53,724
Ultratech, Inc. *	7,152	68,731
Veeco Instruments, Inc. * (a)	9,293	154,543
Volterra Semiconductor Corp. * (a)	6,647	75,310

		9,110,827
Software - 3.41%
ACI Worldwide, Inc. *	11,080	220,714
Actuate Corp. *	17,977	73,706
Advent Software, Inc. *	5,007	213,398
Allscripts Healthcare Solution, Inc. * (a)	16,334	168,567

The accompanying notes are an integral part of the financial statements.
307

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
American Reprographics Company *	8,891	$131,942
Ansoft Corp. *	4,983	152,081
ANSYS, Inc. *	22,419	773,904
AsiaInfo Holdings, Inc. *	9,612	104,386
Aspen Technology, Inc. *	25,910	330,352
Avid Technology, Inc. * (a)	12,203	297,021
Blackbaud, Inc.	12,734	309,182
Blackboard, Inc. *	8,193	273,073
BladeLogic, Inc. *	1,904	53,407
Borland Software Corp. *	23,974	48,427
Bottomline Technologies, Inc. *	6,557	82,618
CIBER, Inc. *	16,544	81,066
Commvault Systems, Inc. *	10,447	129,543
Concur Technologies, Inc. *	12,390	384,709
Deltek, Inc. *	2,860	37,123
DivX, Inc. *	7,071	49,497
Double-Take Software, Inc. *	2,525	29,492
Eclipsys Corp. *	13,222	259,283
Epicor Software Corp. *	17,139	191,957
EPIQ Systems, Inc. *	9,018	139,959
FARO Technologies, Inc. *	4,958	154,590
i2 Technologies, Inc. *	4,998	56,277
Igate Corp. *	6,777	48,252
InfoUSA, Inc.	9,881	60,373
Innerworkings, Inc. * (a)	6,996	98,154
Interactive Intelligence, Inc. *	3,974	46,774
iPass, Inc. * (a)	16,747	50,576
JDA Software Group, Inc. *	7,511	137,076
Lawson Software, Inc. *	35,923	270,500
Macrovision Corp. *	15,603	210,640
Magma Design Automation, Inc. *	12,250	117,233
Manhattan Associates, Inc. *	7,523	172,502
ManTech International Corp. *	5,645	256,057
MicroStrategy, Inc., Class A *	2,799	207,098
Midway Games, Inc. * (a)	10,678	28,831
Monotype Imaging Holdings, Inc. *	3,506	52,976
MSC Software Corp. *	13,021	169,143
Nuance Communications, Inc. *	43,737	761,461
Omnicell, Inc. *	9,865	198,287
Omniture, Inc. * (a)	12,802	297,134
Packeteer, Inc. *	11,849	60,311
PDF Solutions, Inc. *	7,131	39,292
Pegasystems, Inc.	4,282	41,236
Progress Software Corp. *	11,705	350,214
PROS Holdings, Inc. *	2,547	31,965
QAD, Inc.	4,585	38,560
Quality Systems, Inc.	4,971	148,484
Secure Computing Corp. *	13,929	89,842
Smith Micro Software, Inc. * (a)	9,016	55,178
Solera Holdings, Inc. *	7,797	189,935
SPSS, Inc. *	5,376	208,481
Sybase, Inc. *	26,375	693,663
Synchronoss Technologies, Inc. * (a)	5,340	106,960
Take-Two Interactive Software, Inc. * (a)	21,321	544,112
Taleo Corp. *	4,978	96,573
THQ, Inc. *	19,463	424,293

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Tradestation Group, Inc. *	8,696	$74,090
TriZetto Group, Inc. *	13,391	223,496
Ultimate Software Group, Inc. *	7,168	215,470
Unica Corp. *	3,467	23,576
Websense, Inc. *	13,221	247,894

		11,832,966
Steel - 0.31%
Esmark, Inc. * (a)	4,195	47,404
Northwest Pipe Company *	2,655	112,811
Olympic Steel, Inc.	2,592	116,899
Schnitzer Steel Industries, Inc.	6,364	451,971
Worthington Industries, Inc. (a)	20,264	341,854

		1,070,939
Telecom Services - 0.01%
Neutral Tandem, Inc. *	2,210	39,802

Telecommunications Equipment &
Services - 1.92%
ADTRAN, Inc.	17,108	316,498
Alaska Communications Systems Group, Inc.	12,560	153,734
Arris Group, Inc. *	39,159	227,905
Atheros Communications, Inc. *	16,120	335,941
Comtech Telecommunications Corp. *	6,724	262,236
Consolidated Communications Holdings, Inc. (a)	6,908	104,518
Ditech Networks, Inc. *	8,976	26,390
Fairpoint Communications, Inc.	10,590	95,522
General Communication, Inc., Class A *	16,595	101,893
GeoEye, Inc. *	5,270	136,967
Global Crossing, Ltd. * (a)	10,688	162,030
Globalstar, Inc. * (a)	6,920	50,447
Harmonic, Inc. *	27,390	208,164
Harris Stratex Networks, Inc., Class A *	7,544	75,666
Hughes Communications, Inc. *	2,054	104,097
iBasis, Inc. *	10,094	41,385
ICO Global Communications Holdings, Ltd. *	32,351	99,965
Infinera Corp. *	5,267	63,204
InterDigital, Inc. *	13,872	274,804
Iowa Telecommunications Services, Inc. (a)	9,307	165,013
J2 Global Communications, Inc. *	14,291	318,975
Loral Space & Communications, Inc. *	3,608	86,015
Mastec, Inc. *	12,730	104,513
Network Equipment Technologies, Inc. * (a)	8,121	53,355
Nextwave Wireless, Inc. *	10,512	53,086
NTELOS Holdings Corp.	8,155	197,351
Oplink Communications, Inc. *	6,686	59,305
OpNext, Inc. * (a)	6,252	34,073
Optium Corp. * (a)	4,539	31,909
Orbcomm, Inc. * (a)	8,188	40,613
PAETEC Holding Corp. *	22,244	148,145
Plantronics, Inc.	14,055	271,402
Polycom, Inc. *	26,758	603,125
Powerwave Technologies, Inc. * (a)	40,386	102,984
Premiere Global Services, Inc. *	18,002	258,149
RCN Corp. * (a)	9,390	104,980
SAVVIS, Inc. *	8,159	132,747
Shenandoah Telecommunications Company (a)	6,863	101,847

The accompanying notes are an integral part of the financial statements.
308

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
Sonus Networks, Inc. * (a)	78,273	$269,259
Starent Networks Corp. * (a)	4,003	54,041
SureWest Communications (a)	4,626	71,518
Symmetricom, Inc. *	14,875	51,914
Tekelec, Inc. *	18,047	224,685
UTStarcom, Inc. * (a)	34,668	98,457
Viasat, Inc. *	7,026	152,605
Virgin Mobile USA, Inc. * (a)	8,407	17,066

		6,648,498
Telephone - 0.18%
Atlantic Tele-Network, Inc.	2,747	92,931
Cbeyond Communications, Inc. *	6,055	113,773
Centennial Communications Corp., Class A *	8,103	47,889
Cincinnati Bell, Inc. *	74,275	316,412
IDT Corp. (a)	14,681	56,815

		627,820
Tires & Rubber - 0.11%
Cooper Tire & Rubber Company	17,950	268,712
Myers Indiana, Inc.	8,419	110,541

		379,253
Tobacco - 0.27%
Alliance One International, Inc. *	29,167	176,169
Schweitzer Mauduit International, Inc.	4,596	106,351
Universal Corp.	7,787	510,282
Vector Group, Ltd. (a)	9,012	158,521

		951,323
Toys, Amusements & Sporting Goods - 0.20%
Jakks Pacific, Inc. *	8,136	224,309
Marvel Entertainment, Inc. *	14,482	387,973
Russ Berrie & Company, Inc. *	4,982	70,047

		682,329
Transportation - 0.98%
American Commercial Lines, Inc. *	14,693	232,149
Arlington Tankers, Ltd. (a)	3,894	81,774
Atlas Air Worldwide Holdings, Inc. *	3,744	205,920
Bristow Group, Inc. *	5,775	309,944
Double Hull Tankers, Inc.	6,307	66,917
Dynamex, Inc. *	3,083	78,000
Eagle Bulk Shipping, Inc. (a)	13,480	347,245
Genco Shipping & Trading, Ltd. (a)	5,769	325,545
General Maritime Corp. (a)	8,115	191,595
Golar LNG, Ltd. (a)	10,203	186,409
Horizon Lines, Inc. (a)	9,961	185,374
Knightsbridge Tankers, Ltd.	4,899	130,705
Marten Transport, Ltd. *	4,729	73,394
Nordic American Tanker Shipping, Ltd. (a)	8,591	240,548
Pacer International, Inc.	10,385	170,626
PHI, Inc. *	4,116	129,819
Saia, Inc. *	4,175	66,216
Ship Finance International, Ltd. (a)	8,804	231,369
TBS International, Ltd. *	1,430	43,186
Ultrapetrol Bahamas, Ltd. *	4,376	44,810

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
Universal Truckload Services, Inc. *	1,979	$41,302

		3,382,847
Travel Services - 0.03%
Ambassadors Group, Inc.	4,827	91,182

Trucking & Freight - 0.60%
Arkansas Best Corp.	6,618	210,850
Celadon Group, Inc. *	7,281	70,480
Forward Air Corp. (a)	8,760	310,454
Heartland Express, Inc. (a)	16,878	240,680
Hub Group, Inc., Class A *	11,297	371,558
Knight Transportation, Inc. (a)	16,789	276,347
Old Dominion Freight Lines, Inc. *	8,643	275,107
Wabash National Corp. (a)	9,353	84,084
Werner Enterprises, Inc.	13,436	249,372

		2,088,932
Utility Service - 0.08%
Consolidated Water Company, Ltd. (a)	4,421	97,394
ENGlobal Corp. * (a)	5,143	43,973
SJW Corp. (a)	4,641	132,686

		274,053

TOTAL COMMON STOCKS (Cost $335,544,799)		$328,370,344

RIGHTS - 0.00%

Financial Services - 0.00%
Ares Capital Corp. (Expiration Date 04/21/08) *	6,607	3,700
Centerline Holding Company (Expiration Date
04/04/08, Strike Price $11.70) *	15,420	0
MCG Capital Corp. (Expiration Date 04/18/08) *	2,598	2,780

		6,480
Real Estate - 0.00%
FX Real Estate and Entertainment, Inc.
(Expiration Date 04/18/08, Strike Price
$10.00) *	1,179	94

TOTAL RIGHTS (Cost $0)		$6,574

SHORT TERM INVESTMENTS - 27.92%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$79,945,892	$79,945,892
Lloyds Bank PLC
2.70% due 04/01/2008	16,862,000	16,862,000

TOTAL SHORT TERM INVESTMENTS
(Cost $96,807,892)		$96,807,892

Total Investments (Small Cap Index Trust)
(Cost $432,352,691) - 122.64%		$425,184,810
Liabilities in Excess of Other Assets - (22.64)%		(78,503,301)

TOTAL NET ASSETS - 100.00%		$346,681,509

The accompanying notes are an integral part of the financial statements.
309

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.24%
Boise, Inc. *	168,471	$1,078,214
Brazil Ethanol, Inc. *	37,138	334,242
Gammon Gold, Inc. *	249,101	1,870,749
Shermen WSC Acquisition Corp *	62,377	349,935

Air Travel - 2.62%
Continental Airlines, Inc., Class B *	78,383	1,507,305
Pinnacle Airline Corp. *	180,351	1,574,464

		3,081,769
Apparel & Textiles - 1.23%
Prime Success International Group, Ltd.	2,676,785	1,444,361

Automobiles - 1.91%
Group 1 Automotive, Inc.	95,647	2,245,792

Banking - 1.78%
Brookline Bancorp, Inc.	40,000	459,200
Northeast Community Bancorp, Inc.	138,000	1,632,540

		2,091,740
Business Services - 0.16%
DG Fastchannel, Inc. *	10,000	191,800

Chemicals - 0.61%
Omnova Solutions, Inc. *	180,683	720,925

Coal - 1.86%
Massey Energy Company	60,000	2,190,000

Commercial Services - 9.32%
Agrenco, Ltd. *	1,267,342	3,791,842
Great Lakes Dredge & Dock Company	20,000	103,400
Wright Express Corp. *	230,584	7,085,846

		10,981,088
Computers & Business Equipment - 3.25%
Brocade Communications Systems, Inc. *	385,736	2,815,873
Sonic Solutions *	104,500	1,008,425

		3,824,298
Cosmetics & Toiletries - 1.63%
Nu Skin Enterprises, Inc., Class A	106,300	1,915,526

Crude Petroleum & Natural Gas - 7.37%
Plains Exploration & Production Company *	93,000	4,942,020
TXCO Resources, Inc. *	270,000	3,342,600
Western Refining, Inc.	29,534	397,823

		8,682,443
Domestic Oil - 3.55%
Warren Resources, Inc. *	352,340	4,182,276

Energy - 1.26%
Synenco Energy, Inc. *	210,277	1,485,224

Financial Services - 0.76%
Pinetree Capital, Ltd. *	295,275	900,395

Food & Beverages - 10.69%
Corn Products International, Inc.	20,113	746,997
Diamond Foods, Inc.	256,021	4,644,221
Sadia SA, SADR	127,369	2,265,894
Seaboard Corp.	3,149	4,928,185

		12,585,297

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 0.01%
Southern Union Company	300	$6,981

Healthcare Services - 0.51%
Anesiva, Inc. *	189,800	603,564

Holdings Companies/Conglomerates - 2.77%
Global Brands Acquisition Corp. *	100,000	970,000
PICO Holdings, Inc. *	75,650	2,286,899

		3,256,899
Insurance - 2.77%
eHealth, Inc. *	1,500	33,105
Zenith National Insurance Corp.	90,000	3,227,400

		3,260,505
Internet Content - 5.10%
The Knot, Inc. *	510,955	6,003,721

Internet Software - 3.71%
RealNetworks, Inc. *	763,616	4,375,520

Medical-Hospitals - 0.73%
NMT Medical, Inc. *	220,345	854,939

Metal & Metal Products - 6.45%
Anvil Mining, Ltd. *	119,374	1,436,279
FNX Mining Company, Inc. *	219,644	6,164,883

		7,601,162
Mining - 1.16%
Apex Silver Mines, Ltd. *	71,730	869,368
Fortune Minerals, Ltd. *	328,380	499,072

		1,368,440
Pharmaceuticals - 3.46%
American Oriental Bioengineering, Inc. *	390,379	3,162,070
Novabay Pharmaceuticals, Inc. *	160,556	361,251
Vanda Pharmaceuticals, Inc. *	143,062	553,650

		4,076,971
Precious Metals - 1.47%
Minefinders, Corp. *	140,650	1,727,182

Retail - 0.24%
Joe's Jeans, Inc. *	250,000	285,000

Retail Trade - 3.81%
Carrols Restaurant Group, Inc. *	483,000	4,313,190
NexCen Brands, Inc. *	50,000	171,500

		4,484,690
Semiconductors - 0.61%
Kopin Corp. *	271,176	721,328

Software - 4.47%
Descartes Systems Group, Inc. *	535,869	1,868,977
RADVision, Ltd. *	92,105	607,893
Tradestation Group, Inc. *	327,850	2,793,282

		5,270,152
Telecommunications Equipment &
Services - 1.72%
MRV Communications, Inc. *	1,477,631	2,024,354

Transportation - 10.17%
Alexander & Baldwin, Inc.	84,300	3,631,644

The accompanying notes are an integral part of the financial statements.
310

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Diana Shipping, Inc.	190,643	$5,017,724
OceanFreight, Inc.	152,106	3,329,600

		11,978,968

TOTAL COMMON STOCKS (Cost $146,671,546)		$118,056,450

WARRANTS - 0.29%
Aldabra 2 Acquisition Corp.
(Expiration Date 06/18/2011, Strike
Price USD 7.50) *	165,233	183,409
Shermen WSC Acquisition Corp
(Expiration Date 05/24/2011, Strike
Price USD 5.00) *	1,032,754	134,258

Mining - 0.02%
Fortune Minerals, Ltd.
(Expiration Date 07/26/2009, Strike
Price CAD 3.75) *	164,190	23,194

TOTAL WARRANTS (Cost $633,594)		$340,861

Total Investments (Small Cap Intrinsic Value Trust)
(Cost $147,305,140) - 100.53%		118,397,311
Liabilities in Excess of Other Assets - (0.53)%		$(620,254)

TOTAL NET ASSETS - 100.00%		$117,777,057

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.03%

Air Travel - 0.55%
Republic Airways Holdings, Inc. *	68,700	$1,488,042

Aluminum - 1.01%
Century Aluminum Company *	41,442	2,745,118

Apparel & Textiles - 3.79%
Deckers Outdoor Corp. *	12,000	1,293,840
Interface, Inc., Class A	217,800	3,060,090
Wolverine World Wide, Inc.	206,686	5,995,961

		10,349,891
Auto Parts - 0.45%
Noble International, Ltd.	197,498	1,234,363

Automobiles - 3.34%
Penske Auto Group, Inc.	254,946	4,961,249
Rush Enterprises, Inc., Class A *	34,008	538,687
Rush Enterprises, Inc., Class B *	246,114	3,612,953

		9,112,889
Banking - 5.63%
Bank of the Ozarks, Inc. (a)	116,280	2,779,092
Columbia Banking System, Inc.	90,400	2,023,152
First Midwest BanCorp, Inc., Illinois (a)	77,900	2,163,283
Glacier Bancorp, Inc. (a)	125,600	2,407,752
Silver State Bancorp *	109,320	942,338
SVB Financial Group *	54,200	2,365,288
UCBH Holdings, Inc. (a)	105,600	819,456

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Virginia Commerce Bancorp, Inc. * (a)	161,400	$1,852,872

		15,353,233
Biotechnology - 1.04%
Techne Corp. *	42,300	2,849,328

Building Materials & Construction - 0.84%
Drew Industries, Inc. *	93,606	2,289,603

Computers & Business Equipment - 2.47%
Digi International, Inc. *	233,784	2,697,867
NETGEAR, Inc. *	202,452	4,038,918

		6,736,785
Construction & Mining Equipment - 0.81%
Pason Systems, Inc.	150,028	2,207,046

Crude Petroleum & Natural Gas - 1.71%
Carrizo Oil & Gas, Inc. *	78,500	4,652,695

Domestic Oil - 2.71%
Mariner Energy, Inc. *	126,900	3,427,569
Oil States International, Inc. *	88,634	3,971,690

		7,399,259
Drugs & Health Care - 2.83%
Qiagen NV * (a)	89,600	1,863,680
West Pharmaceutical Services, Inc.	132,500	5,860,475

		7,724,155
Electrical Equipment - 3.79%
Anixter International, Inc. *	77,200	4,943,888
General Cable Corp. *	91,500	5,404,905

		10,348,793
Electrical Utilities - 0.97%
ITC Holdings Corp.	51,100	2,660,266

Electronics - 0.82%
TTM Technologies, Inc. *	197,568	2,236,470

Energy - 0.92%
New Jersey Resources Corp.	80,482	2,498,966

Financial Services - 3.74%
Affiliated Managers Group, Inc. * (a)	59,580	5,406,289
Delphi Financial Group, Inc.	78,600	2,297,478
FBR Capital Markets Corp. * (a)	36,400	245,700
World Acceptance Corp. * (a)	70,400	2,242,240

		10,191,707
Food & Beverages - 2.04%
Flowers Foods, Inc.	224,800	5,563,800

Gas & Pipeline Utilities - 1.64%
South Jersey Industries, Inc.	127,400	4,473,014

Household Products - 0.94%
Tempur-Pedic International, Inc. (a)	232,252	2,554,772

Industrial Machinery - 3.06%
Actuant Corp., Class A	141,136	4,263,718
Middleby Corp. * (a)	43,828	2,734,429
Tennant Company	33,900	1,349,559

		8,347,706

The accompanying notes are an integral part of the financial statements.
311

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance - 4.88%
Aspen Insurance Holdings, Ltd.	130,590	$3,444,964
Max Re Capital, Ltd.	98,500	2,579,715
Meadowbrook Insurance Group, Inc.	345,435	2,697,848
Tower Group, Inc.	101,800	2,562,306
Zenith National Insurance Corp.	56,800	2,036,848

		13,321,681
Internet Software - 1.06%
DealerTrack Holdings, Inc. *	67,800	1,370,916
Digital River, Inc. *	49,400	1,529,918

		2,900,834
Investment Companies - 2.14%
KKR Financial Holdings LLC (a)	460,371	5,828,297

Leisure Time - 1.08%
Penn National Gaming, Inc. *	67,451	2,949,632

Manufacturing - 7.32%
Carlisle Companies, Inc.	118,740	3,970,666
Ceradyne, Inc. *	128,663	4,112,070
Kaydon Corp.	31,500	1,383,165
Koppers Holdings, Inc.	130,500	5,782,455
Spartan Motors, Inc. (a)	556,264	4,705,993

		19,954,349
Medical-Hospitals - 0.29%
VCA Antech, Inc. *	29,232	799,495

Metal & Metal Products - 5.51%
A. M. Castle & Company	113,000	3,051,000
Haynes International, Inc. *	34,900	1,915,312
Horsehead Holding Corp. * (a)	179,200	2,075,136
Quanex Corp.	53,000	2,742,220
RBC Bearings, Inc. *	78,700	2,922,131
Reliance Steel & Aluminum Company	38,816	2,323,526

		15,029,325
Mining - 1.03%
AMCOL International Corp.	89,865	2,806,484

Petroleum Services - 1.41%
Core Laboratories N.V. *	32,234	3,845,516

Real Estate - 15.56%
Anthracite Capital, Inc., REIT (a)	239,044	1,577,690
Ashford Hospitality Trust, Inc., REIT	505,286	2,870,024
BioMed Realty Trust, Inc., REIT	76,400	1,825,196
Capstead Mortage Corp., REIT (a)	279,400	3,185,160
Corporate Office Properties Trust, REIT	174,103	5,851,602
DuPont Fabros Technology, Inc., REIT	213,200	3,515,668
Equity One, Inc., REIT	148,382	3,556,717
FBR Capital Markets Corp., REIT * (g)	162,200	1,094,850
Gramercy Capital Corp., REIT (a)	255,296	5,343,345
Jer Investors Trust, Inc., REIT (a)	392,777	3,330,749
LaSalle Hotel Properties, REIT	69,220	1,988,691
Newcastle Investment Corp., REIT (a)	206,270	1,703,790
NorthStar Realty Finance Corp., REIT (a)	414,100	3,383,197
RAIT Financial Trust, REIT (a)	462,915	3,212,630

		42,439,309

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 1.36%
Ruddick Corp.	100,729	$3,712,871

Retail Trade - 2.33%
Cash America International, Inc.	69,900	2,544,360
First Cash Financial Services, Inc. *	31,671	327,161
Hibbett Sports, Inc. *	73,500	1,134,840
Sonic Automotive, Inc.	115,000	2,363,250

		6,369,611
Semiconductors - 3.13%
Diodes, Inc. *	295,154	6,481,582
Silicon Motion Technology Corp., ADR * (a)	145,000	2,047,400

		8,528,982
Telecommunications Equipment &
Services - 3.47%
Comtech Telecommunications Corp. *	87,200	3,400,800
DataPath, Inc. * (g)	186,600	559,800
J2 Global Communications, Inc. *	179,900	4,015,368
NeuStar, Inc., Class A *	56,000	1,482,880

		9,458,848
Trucking & Freight - 3.36%
Landstar Systems, Inc.	32,487	1,694,522
Old Dominion Freight Lines, Inc. *	81,470	2,593,190
Oshkosh Truck Corp.	134,266	4,871,171

		9,158,883

TOTAL COMMON STOCKS (Cost $290,687,024)		$270,122,018

SHORT TERM INVESTMENTS - 19.18%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$52,327,496	$52,327,496

TOTAL SHORT TERM INVESTMENTS
(Cost $52,327,496)		$52,327,496

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$426,019 on 04/01/2008,
collateralized by $435,000 Federal
Home Loan Mortgage Corp.,
5.51% due 01/23/2023 (valued at
$437,279, including interest)	$426,000	$426,000

TOTAL REPURCHASE AGREEMENTS
(Cost $426,000)		$426,000

Total Investments (Small Cap Opportunities Trust)
(Cost $343,440,520) - 118.37%		$322,875,514
Liabilities in Excess of Other Assets - (18.37)%		(50,114,041)

TOTAL NET ASSETS - 100.00%		$272,761,473

The accompanying notes are an integral part of the financial statements.
312

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.79%

Air Travel - 1.03%
Airtran Holdings, Inc. *	588,200	$3,882,120

Apparel & Textiles - 3.97%
Stage Stores, Inc.	557,349	9,029,054
Unifirst Corp.	160,400	5,949,236

		14,978,290
Auto Parts - 1.93%
Modine Manufacturing Company	380,200	5,509,098
O'Reilly Automotive, Inc. *	62,200	1,773,944

		7,283,042
Banking - 4.85%
First Midwest BanCorp, Inc., Illinois (a)	98,600	2,738,122
International Bancshares Corp.	215,510	4,866,216
MB Financial, Inc. (a)	118,500	3,647,430
NewAlliance Bancshares, Inc.	169,800	2,081,748
Webster Financial Corp.	16,000	445,920
WestAmerica Bancorp (a)	86,100	4,528,860

		18,308,296
Biotechnology - 0.11%
Charles River Laboratories International, Inc. *	6,900	406,686

Building Materials & Construction - 0.60%
Sterling Construction Company, Inc. *	123,767	2,255,035

Business Services - 4.17%
Arbitron, Inc.	127,200	5,489,952
Bowne & Company, Inc.	322,200	4,913,550
MAXIMUS, Inc.	146,000	5,359,660

		15,763,162
Chemicals - 0.93%
Zep, Inc.	217,450	3,527,039

Computers & Business Equipment - 2.05%
Diebold, Inc.	11,900	446,845
Electronics for Imaging, Inc. *	218,400	3,258,528
Xyratex, Ltd. *	226,000	4,054,440

		7,759,813
Construction Materials - 1.04%
Simpson Manufacturing Company, Inc. (a)	145,000	3,941,100

Cosmetics & Toiletries - 1.12%
Helen of Troy, Ltd. *	251,500	4,217,655

Crude Petroleum & Natural Gas - 6.49%
Penn Virginia Corp.	240,700	10,612,463
Plains Exploration & Production Company *	19,000	1,009,660
Whiting Petroleum Corp. *	199,300	12,884,745

		24,506,868
Domestic Oil - 0.23%
St. Mary Land & Exploration Company	22,600	870,100

Electrical Utilities - 1.22%
Westar Energy, Inc.	202,300	4,606,371

Electronics - 3.29%
Belden, Inc.	237,649	8,393,763
Nam Tai Electronics, Inc.	422,000	4,051,200

		12,444,963

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 0.87%
New Jersey Resources Corp.	105,446	$3,274,098

Financial Services - 6.29%
Ares Capital Corp.	354,700	4,458,579
Asset Acceptance Capital Corp. * (a)	368,300	3,546,729
Asta Funding, Inc.	162,800	2,267,804
Credit Acceptance Corp. * (a)	162,900	2,529,837
Delphi Financial Group, Inc.	210,150	6,142,684
Financial Federal Corp.	194,353	4,238,839
GATX Corp.	15,000	586,050

		23,770,522
Food & Beverages - 1.39%
Hormel Foods Corp.	21,700	904,022
Lance, Inc.	222,000	4,351,200

		5,255,222
Forest Products - 1.32%
Deltic Timber Corp.	89,600	4,990,720

Gas & Pipeline Utilities - 1.11%
Atmos Energy Corp.	125,200	3,192,600
UGI Corp.	22,900	570,668
WGL Holdings, Inc.	13,200	423,192

		4,186,460
Healthcare Products - 3.18%
Herbalife, Ltd.	151,600	7,201,000
Orthofix International NV *	120,800	4,804,216

		12,005,216
Healthcare Services - 1.15%
CorVel Corp. *	142,378	4,355,343

Hotels & Restaurants - 2.23%
CEC Entertainment, Inc. *	191,750	5,537,740
Sonic Corp. *	131,600	2,900,464

		8,438,204
Household Products - 0.96%
Tempur-Pedic International, Inc. (a)	328,500	3,613,500

Industrial Machinery - 1.63%
Albany International Corp., Class A	120,834	4,366,941
Flowserve Corp.	2,900	302,702
Graco, Inc.	20,100	728,826
Quixote Corp.	90,400	754,840

		6,153,309
Insurance - 5.83%
Assured Guaranty, Ltd.	301,000	7,145,740
IPC Holdings, Ltd.	117,400	3,287,200
Platinum Underwriters Holdings, Ltd.	172,409	5,596,396
Reinsurance Group of America, Inc.	20,600	1,121,464
Universal American Financial Corp. *	459,000	4,865,400

		22,016,200
Manufacturing - 9.13%
Acuity Brands, Inc.	168,200	7,224,190
AptarGroup, Inc.	108,338	4,217,598
Carlisle Companies, Inc.	423,600	14,165,184
Deswell Industries, Inc.	286,250	1,789,063

The accompanying notes are an integral part of the financial statements.
313

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
ESCO Technologies, Inc. * (a)	178,700	$7,097,964

		34,493,999
Medical-Hospitals - 2.29%
AmSurg Corp. *	160,099	3,791,144
Centene Corp. *	349,000	4,865,060

		8,656,204
Metal & Metal Products - 3.64%
Matthews International Corp., Class A	108,900	5,254,425
Mueller Industries, Inc.	293,910	8,479,304

		13,733,729
Mining - 1.41%
Compass Minerals International, Inc.	90,000	5,308,200

Office Furnishings & Supplies - 2.92%
Acco Brands Corp. *	453,700	6,156,709
United Stationers, Inc. *	101,894	4,860,344

		11,017,053
Publishing - 0.96%
Valassis Communications, Inc. * (a)	335,900	3,644,515

Railroads & Equipment - 1.27%
Genesee & Wyoming, Inc., Class A *	139,925	4,813,420

Real Estate - 7.27%
Acadia Realty Trust, REIT	122,200	2,951,130
American Campus Communities, Inc., REIT	100,700	2,755,152
Pennsylvania Real Estate
Investment Trust, REIT	59,000	1,439,010
PS Business Parks, Inc., REIT	56,600	2,937,540
RAIT Financial Trust, REIT (a)	667,200	4,630,368
Realty Income Corp., REIT (a)	282,100	7,227,402
U-Store-It Trust, REIT	430,600	4,878,698
Ventas, Inc., REIT	14,400	646,704

		27,466,004
Retail Trade - 6.17%
Casey's General Stores, Inc.	354,900	8,020,740
Cato Corp., Class A	449,446	6,714,723
Hibbett Sports, Inc. * (a)	554,100	8,555,304

		23,290,767
Software - 1.17%
Websense, Inc. *	236,700	4,438,125

Telephone - 0.51%
Atlantic Tele-Network, Inc.	56,828	1,922,491

Trucking & Freight - 1.06%
Vitran Corp., Inc. *	281,000	4,009,870

TOTAL COMMON STOCKS (Cost $397,999,897)		$365,603,711

RIGHTS - 0.02%

Financial Services - 0.02%
Ares Capital Corp. (Expiration Date 04/21/08)	117,666	65,893

TOTAL RIGHTS (Cost $0)		$65,893

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 15.33%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$57,927,483	$57,927,483

TOTAL SHORT TERM INVESTMENTS
(Cost $57,927,483)		$57,927,483

REPURCHASE AGREEMENTS - 3.10%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$11,711,520 on 04/01/2008,
collateralized by $11,885,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $11,947,277, including
interest)	$11,711,000	$11,711,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,711,000)		$11,711,000

Total Investments (Small Cap Value Trust)
(Cost $467,638,380) - 115.24%		$435,308,087
Liabilities in Excess of Other Assets - (15.24)%		(57,583,502)

TOTAL NET ASSETS - 100.00%		$377,724,585

Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.65%

Aerospace - 0.78%
Curtiss-Wright Corp.	4,990	$206,985
Esterline Technologies Corp. *	2,044	102,956

		309,941
Agriculture - 0.39%
Fresh Del Monte Produce, Inc. *	4,278	155,719

Air Travel - 0.30%
Continental Airlines, Inc., Class B *	4,249	81,708
Republic Airways Holdings, Inc. *	1,312	28,418
SkyWest, Inc.	457	9,652

		119,778
Aluminum - 0.32%
Superior Essex, Inc. *	4,580	128,790

Apparel & Textiles - 2.87%
Jos. A. Bank Clothiers, Inc. * (a)	4,100	84,050
Maidenform Brands, Inc. *	4,111	66,886
Movado Group, Inc.	2,094	40,812
Perry Ellis International, Inc. *	3,906	85,268
The Gymboree Corp. *	14,389	573,833
The Warnaco Group, Inc. *	7,414	292,408

		1,143,257
Auto Parts - 1.24%
American Axle & Manufacturing Holdings, Inc.	893	18,307
Autoliv, Inc.	711	35,692
Lear Corp. *	7,699	199,481

The accompanying notes are an integral part of the financial statements.
314

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts (continued)
TRW Automotive Holdings Corp. *	10,333	$241,482

		494,962
Automobiles - 0.11%
Americas Car Mart, Inc. *	3,462	43,587

Banking - 4.60%
BancFirst Corp.	2,230	102,090
Bank of Hawaii Corp.	9,512	471,415
Boston Private Financial Holdings, Inc.	797	8,440
Charter Financial Corp.	498	15,886
Commerce Bancshares, Inc.	3,502	147,189
East West Bancorp, Inc.	4,204	74,621
Financial Institutions, Inc.	1,846	34,982
First Citizens Bancshares, Inc.	505	70,372
First Financial BanCorp (a)	691	9,294
First Merchants Corp.	289	8,248
First Regional Bancorp *	1,838	30,143
FirstMerit Corp.	2,064	42,642
Hancock Holding Company	203	8,530
IBERIABANK Corp.	179	7,921
Oriental Financial Group, Inc.	15,099	297,601
Preferred Bank, Los Angeles, CA	1,286	21,463
Prosperity Bancshares, Inc.	3,052	87,470
Southside Bancshares, Inc.	376	9,050
SVB Financial Group *	8,582	374,519
Temecula Valley Bancorp, Inc. (a)	1,028	9,725
Vineyard National Bancorp Company (a)	0	0

		1,831,601
Biotechnology - 2.24%
Bio-Rad Laboratories, Inc., Class A *	538	47,855
Cephalon, Inc. *	1,533	98,725
Invitrogen Corp. *	4,503	384,872
Martek Biosciences Corp. *	11,751	359,228

		890,680
Building Materials & Construction - 3.43%
Chicago Bridge & Iron Company N.V.	8,972	352,062
Drew Industries, Inc. *	1,822	44,566
EMCOR Group, Inc. *	26,394	586,211
Lennox International, Inc.	5,060	182,008
Perini Corp. *	5,462	197,888

		1,362,735
Business Services - 5.00%
Acxiom Corp.	15,265	181,196
CGI Group, Inc., Class A *	2,107	22,334
COMSYS IT Partners, Inc. *	7,886	66,716
Deluxe Corp.	1,551	29,795
EZCORP, Inc., Class A *	5,140	63,273
FactSet Research Systems, Inc.	1,183	63,728
Heidrick & Struggles International, Inc.	6,917	225,010
Hewitt Associates, Inc., Class A *	2,733	108,691
Insight Enterprises, Inc. *	9,759	170,782
MAXIMUS, Inc.	1,981	72,723
Michael Baker Corp. *	3,479	78,138
PC Mall, Inc. * (a)	8,736	92,864
ScanSource, Inc. *	3,700	133,903

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Standard Parking Corp. *	1,679	$35,192
Watson Wyatt Worldwide, Inc., Class A	11,353	644,283

		1,988,628
Cellular Communications - 1.06%
Brightpoint, Inc. *	1,483	12,398
Syniverse Holdings, Inc. *	24,565	409,253

		421,651
Chemicals - 2.64%
Celanese Corp., Series A	11,253	439,429
CF Industries Holdings, Inc.	2,256	233,767
Terra Industries, Inc. *	10,607	376,867

		1,050,063
Coal - 0.62%
Massey Energy Company	6,736	245,864

Commercial Services - 1.38%
PeopleSupport, Inc. *	896	8,172
Shaw Group, Inc. *	11,502	542,204

		550,376
Computers & Business Equipment - 3.58%
Blue Coat Systems, Inc. *	5,833	128,559
Immersion Corp. *	25,699	182,720
Lexmark International, Inc. *	4,937	151,665
MICROS Systems, Inc. *	7,051	237,337
Plexus Corp. *	1,669	46,815
Quantum Corp. *	15,408	32,973
Radiant Systems, Inc. *	3,870	54,064
Sierra Wireless, Inc.-USD * (a)	2,886	46,032
Sigma Designs, Inc. * (a)	4,207	95,373
Standard Microsystems Corp. *	8,509	248,292
Super Micro Computer, Inc. *	860	7,181
Western Digital Corp. *	7,197	194,607

		1,425,618
Cosmetics & Toiletries - 0.06%
Helen of Troy, Ltd. *	1,456	24,417

Crude Petroleum & Natural Gas - 1.34%
Bois d'Arc Energy, Inc. *	1,929	41,454
W&T Offshore, Inc.	14,425	492,037

		533,491
Domestic Oil - 2.37%
Frontier Oil Corp.	1,075	29,305
Helix Energy Solutions Group, Inc. *	7,420	233,730
Holly Corp.	1,790	77,704
Stone Energy Corp. *	11,511	602,140

		942,879
Drugs & Health Care - 1.98%
Invacare Corp.	4,952	110,331
Molina Healthcare, Inc. * (a)	8,922	217,875
Perrigo Company	8,646	326,214
Vivus, Inc. *	21,778	131,321

		785,741
Electrical Equipment - 2.85%
Anixter International, Inc. *	1,937	124,046

The accompanying notes are an integral part of the financial statements.
315

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
FLIR Systems, Inc. *	7,027	$211,442
GrafTech International, Ltd. *	31,654	513,111
Methode Electronics, Inc.	19,121	223,525
Wesco International, Inc. *	1,674	61,084

		1,133,208
Electrical Utilities - 1.14%
El Paso Electric Company *	21,255	454,219

Electronics - 4.06%
Analogic Corp.	3,285	218,584
Axsys Technologies, Inc. *	439	21,897
Celestica, Inc. *	46,861	314,906
Cubic Corp.	6,395	181,810
Dolby Laboratories, Inc., Class A *	5,898	213,862
LoJack Corp. *	5,116	64,666
Stoneridge, Inc. *	1,752	23,564
Synopsys, Inc. *	12,555	285,124
Trimble Navigation, Ltd. *	10,146	290,074

		1,614,487
Financial Services - 2.24%
Calamos Asset Management, Inc.	12,035	195,930
City Holding Company	2,683	107,052
Evercore Partners, Inc. (a)	2,008	35,642
Interactive Brokers Group, Inc. *	6,507	167,035
Investment Technology Group, Inc. *	5,838	269,599
Knight Capital Group, Inc. *	1,932	31,375
SWS Group, Inc.	6,900	84,387

		891,020
Food & Beverages - 0.74%
Flowers Foods, Inc.	4,836	119,691
Ralcorp Holdings, Inc. *	2,476	143,980
Spartan Stores, Inc.	1,491	31,087

		294,758
Gas & Pipeline Utilities - 2.18%
Atmos Energy Corp.	3,638	92,769
National Fuel Gas Company	1,390	65,622
Northwest Natural Gas Company	6,019	261,466
Southern Union Company	6,490	151,022
UGI Corp.	11,921	297,071

		867,950
Healthcare Products - 2.88%
CONMED Corp. *	4,915	126,021
IDEXX Laboratories, Inc. *	5,114	251,916
Kinetic Concepts, Inc. *	4,327	200,037
Owens & Minor, Inc.	12,911	507,919
Synovis Life Technologies, Inc. *	3,808	59,709

		1,145,602
Healthcare Services - 2.71%
Air Methods Corp. *	913	44,162
AMERIGROUP Corp. *	5,918	161,739
Apria Healthcare Group, Inc. *	21,497	424,565
Pediatrix Medical Group, Inc. *	4,137	278,834
WellCare Health Plans, Inc. *	4,382	170,679

		1,079,979

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 1.36%
AFC Enterprises, Inc. *	10,375	$93,271
Bob Evans Farms, Inc.	943	26,017
Burger King Holdings, Inc.	4,342	120,100
CEC Entertainment, Inc. *	1,480	42,742
Chipotle Mexican Grill, Inc., Class A * (a)	1,327	150,522
Choice Hotels International, Inc.	2,635	89,880
Jack in the Box, Inc. *	696	18,702

		541,234
Household Products - 1.16%
Blyth, Inc.	4,666	92,013
Tupperware Brands Corp.	9,573	370,284

		462,297
Industrial Machinery - 1.61%
Actuant Corp., Class A	2,320	70,087
EnPro Industries, Inc. *	1,699	52,992
Robbins & Myers, Inc.	15,877	518,384

		641,463
Insurance - 4.06%
Allied World Assurance Holdings, Ltd.	2,523	100,163
American Financial Group, Inc.	7,685	196,429
American Safety Insurance Holdings, Ltd. *	1,175	20,092
Amerisafe, Inc. *	1,128	14,258
Aspen Insurance Holdings, Ltd.	17,712	467,243
Endurance Specialty Holdings, Ltd.	3,315	121,329
Max Re Capital, Ltd.	4,182	109,527
Navigators Group, Inc. *	421	22,902
Reinsurance Group of America, Inc.	8,312	452,505
Selective Insurance Group, Inc.	4,677	111,687

		1,616,135
Internet Retail - 0.99%
1-800-Flowers.com, Inc. *	8,441	71,833
Priceline.com, Inc. *	2,657	321,125

		392,958
Internet Software - 0.32%
Chordiant Software, Inc. *	8,975	54,119
eResearch Technology, Inc. *	6,029	74,880

		128,999
Leisure Time - 1.97%
Bally Technologies, Inc. *	2,653	91,104
DreamWorks Animation SKG, Inc., Class A *	10,830	279,197
Polaris Industries, Inc. (a)	10,077	413,258

		783,559
Life Sciences - 0.03%
Repligen Corp. *	2,526	12,175

Manufacturing - 1.77%
Acuity Brands, Inc.	1,860	79,887
Koppers Holdings, Inc.	3,090	136,918
Mettler-Toledo International, Inc. *	5,027	488,222

		705,027
Medical-Hospitals - 0.02%
Exactech, Inc. *	325	8,187

The accompanying notes are an integral part of the financial statements.
316

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products - 0.41%
Crown Holdings, Inc. *	2,974	$74,826
Mueller Industries, Inc.	2,999	86,521

		161,347
Mining - 0.24%
Hecla Mining Company * (a)	8,532	95,217

Office Furnishings & Supplies - 0.37%
Knoll, Inc.	12,777	147,447

Paper - 2.01%
Buckeye Technologies, Inc. *	26,777	298,831
Rock-Tenn Company, Class A	16,654	499,121

		797,952
Petroleum Services - 3.24%
Atwood Oceanics, Inc. *	2,320	212,790
Core Laboratories N.V. *	2,183	260,432
Dril-Quip, Inc. *	5,358	248,986
Oceaneering International, Inc. *	4,656	293,328
Tesoro Corp.	2,735	82,050
Trico Marine Services, Inc. *	4,935	192,317

		1,289,903
Pharmaceuticals - 1.79%
Cubist Pharmaceuticals, Inc. *	4,315	79,482
Enzon Pharmaceuticals, Inc. * (a)	1,524	14,036
King Pharmaceuticals, Inc. *	21,040	183,048
OSI Pharmaceuticals, Inc. *	1,500	56,085
ViroPharma, Inc. *	2,278	20,365
Watson Pharmaceuticals, Inc. *	12,196	357,587

		710,603
Publishing - 0.39%
Valassis Communications, Inc. *	14,249	154,602

Real Estate - 4.98%
Agree Realty Corp., REIT	558	15,317
Avatar Holdings, Inc. * (a)	1,356	59,108
Education Realty Trust, Inc., REIT	593	7,454
Equity Lifestyle Properties, Inc., REIT	9,953	491,380
Essex Property Trust, Inc., REIT	2,120	241,637
Extra Space Storage, Inc., REIT	13,598	220,152
Gramercy Capital Corp., REIT (a)	11,487	240,423
Jones Lang LaSalle, Inc.	503	38,902
Lexington Corporate Property Trust, REIT	501	7,219
Senior Housing Properties Trust, REIT	7,819	185,310
Taubman Centers, Inc., REIT	9,138	476,090

		1,982,992
Retail Trade - 3.43%
Big Lots, Inc. *	10,392	231,742
Dollar Tree, Inc. *	6,446	177,845
Fossil, Inc. *	12,749	389,355
FTD Group, Inc.	10,141	136,092
J. Crew Group, Inc. *	3,543	156,494
Rent-A-Center, Inc. *	5,412	99,310
School Specialty, Inc. *	1,936	61,062
Systemax, Inc. * (a)	9,172	110,614

		1,362,514

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sanitary Services - 1.19%
Darling International, Inc. *	36,577	$473,672

Semiconductors - 2.46%
Amkor Technology, Inc. *	11,255	120,429
ASM International N.V. (a)	6,038	111,884
Emulex Corp. *	17,145	278,435
OmniVision Technologies, Inc. *	2,462	41,411
Pericom Semiconductor Corp. *	4,416	64,827
QLogic Corp. *	1,571	24,115
Skyworks Solutions, Inc. *	21,823	158,871
Varian Semiconductor Equipment
Associates, Inc. *	6,302	177,401

		977,373
Software - 3.45%
ANSYS, Inc. *	6,723	232,078
FARO Technologies, Inc. *	291	9,073
JDA Software Group, Inc. *	4,735	86,414
ManTech International Corp. *	1,340	60,783
Open Text Corp. * (a)	3,185	99,722
Soapstone Networks, Inc. *	4,232	30,301
SPSS, Inc. *	9,270	359,491
Sybase, Inc. *	18,824	495,071

		1,372,933
Steel - 0.86%
AK Steel Holding Corp.	6,270	341,213

Telecommunications Equipment &
Services - 2.03%
CommScope, Inc. *	7,825	272,545
Comtech Telecommunications Corp. *	6,178	240,942
GeoEye, Inc. *	7,496	194,821
NTELOS Holdings Corp.	691	16,722
Premiere Global Services, Inc. *	5,714	81,939

		806,969
Telephone - 0.83%
CenturyTel, Inc.	7,475	248,469
Cincinnati Bell, Inc. *	18,779	79,998

		328,467
Tires & Rubber - 0.21%
Cooper Tire & Rubber Company	5,506	82,425

Toys, Amusements & Sporting Goods - 0.56%
Jakks Pacific, Inc. *	8,133	224,227

Transportation - 1.21%
Con-way, Inc.	3,628	179,513
Kirby Corp. *	5,270	300,390

		479,903
Trucking & Freight - 1.59%
Arkansas Best Corp. (a)	2,372	75,572
Forward Air Corp. (a)	2,670	94,625
Hub Group, Inc., Class A *	3,181	104,623
Landstar Systems, Inc.	5,276	275,196
Old Dominion Freight Lines, Inc. *	2,597	82,662

		632,678

TOTAL COMMON STOCKS (Cost $42,760,388)		$39,645,472

The accompanying notes are an integral part of the financial statements.
317

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 5.03%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$2,002,157	$2,002,157

TOTAL SHORT TERM INVESTMENTS
(Cost $2,002,157)		$2,002,157

REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$170,008 on 04/01/2008,
collateralized by $165,000 Federal
Farm Credit Bank, 5.21% due
12/19/2022 (valued at $178,352,
including interest)	$170,000	$170,000

TOTAL REPURCHASE AGREEMENTS
(Cost $170,000)		$170,000

Total Investments (Small Company Trust)
(Cost $44,932,545) - 105.11%		$41,817,629
Liabilities in Excess of Other Assets - (5.11)%		(2,034,687

TOTAL NET ASSETS - 100.00%		$39,782,942

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.21%

Advertising - 1.56%
inVentiv Health, Inc. *	63,805	$1,838,222
ValueClick, Inc. *	97,905	1,688,861

		3,527,083
Aerospace - 0.96%
TransDigm Group, Inc. *	58,681	2,174,131

Apparel & Textiles - 1.75%
Interface, Inc., Class A	115,470	1,622,354
The Warnaco Group, Inc. *	59,062	2,329,405

		3,951,759
Auto Parts - 1.02%
Tenneco, Inc. *	82,345	2,300,719

Banking - 2.44%
East West Bancorp, Inc. (a)	57,519	1,020,962
Greenhill & Company, Inc. (a)	34,873	2,425,766
SVB Financial Group *	47,026	2,052,215

		5,498,943
Biotechnology - 1.89%
Affymetrix, Inc. * (a)	82,724	1,440,225
Human Genome Sciences, Inc. * (a)	113,941	671,112
Myriad Genetics, Inc. * (a)	53,757	2,165,870

		4,277,207
Building Materials & Construction - 1.69%
Eagle Materials, Inc. (a)	58,331	2,073,667
Texas Industries, Inc. (a)	28,785	1,730,266

		3,803,933

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 6.50%
CoStar Group, Inc. * (a)	56,506	$2,429,758
Euronet Worldwide, Inc. * (a)	83,492	1,608,056
Global Payments, Inc.	34,677	1,434,241
Informatica Corp. *	109,235	1,863,549
Korn/Ferry International *	115,883	1,958,423
SRA International, Inc., Class A *	66,492	1,616,420
Syntel, Inc.	53,308	1,420,658
Tetra Tech, Inc. *	119,353	2,328,577

		14,659,682
Chemicals - 0.57%
Calgon Carbon Corp. * (a)	74,004	1,113,760
Zep, Inc.	10,317	167,342

		1,281,102
Commercial Services - 1.59%
Chemed Corp.	43,089	1,818,356
Live Nation, Inc. * (a)	93,799	1,137,782
Riskmetrics Group, Inc. *	32,362	626,204

		3,582,342
Computers & Business Equipment - 2.27%
Cogent, Inc. * (a)	150,130	1,415,726
MICROS Systems, Inc. *	51,388	1,729,720
Tech Data Corp. *	60,171	1,973,609

		5,119,055
Construction & Mining Equipment - 1.11%
Bucyrus International, Inc., Class A	24,538	2,494,288

Containers & Glass - 1.11%
Greif, Inc., Class A	36,850	2,503,221

Crude Petroleum & Natural Gas - 6.55%
Arena Resources, Inc. *	65,522	2,536,357
Bill Barrett Corp. *	64,142	3,030,710
Carrizo Oil & Gas, Inc. *	55,135	3,267,851
Unit Corp. *	53,559	3,034,117
Whiting Petroleum Corp. *	45,240	2,924,766

		14,793,801
Drugs & Health Care - 3.26%
BioMarin Pharmaceutical, Inc. *	90,537	3,202,294
Mentor Corp. (a)	47,281	1,216,067
Parexel International Corp. *	112,884	2,946,272

		7,364,633
Educational Services - 2.07%
DeVry, Inc.	63,630	2,662,279
Strayer Education, Inc.	13,118	2,000,495

		4,662,774
Electrical Equipment - 3.25%
General Cable Corp. *	50,426	2,978,664
Varian, Inc. *	51,089	2,959,075
Wesco International, Inc. *	38,271	1,396,509

		7,334,248
Electrical Utilities - 1.63%
ITC Holdings Corp.	35,736	1,860,416
Pike Electric Corp. *	130,890	1,823,298

		3,683,714

The accompanying notes are an integral part of the financial statements.
318

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services - 2.95%
Affiliated Managers Group, Inc. *	23,575	$2,139,196
Bankrate, Inc. * (a)	42,177	2,104,211
National Financial Partners Corp. (a)	46,967	1,055,348
optionsXpress Holdings, Inc.	66,064	1,368,185

		6,666,940
Food & Beverages - 1.10%
Ralcorp Holdings, Inc. *	42,782	2,487,773

Healthcare Products - 3.66%
Gen-Probe, Inc. *	34,995	1,686,759
Nuvasive, Inc. *	75,159	2,593,737
The Medicines Company *	87,702	1,771,580
Wright Medical Group, Inc. *	91,382	2,205,962

		8,258,038
Healthcare Services - 2.66%
athenahealth, Inc. * (a)	7,151	169,264
Magellan Health Services, Inc. *	47,761	1,895,634
Pediatrix Medical Group, Inc. *	37,439	2,523,389
The Advisory Board Company *	25,588	1,405,805

		5,994,092
Hotels & Restaurants - 3.12%
Buffalo Wild Wings, Inc. * (a)	53,134	1,301,783
Choice Hotels International, Inc.	51,536	1,757,893
Jack in the Box, Inc. *	82,319	2,211,911
P.F. Chang's China Bistro, Inc. * (a)	61,938	1,761,517

		7,033,104
Household Products - 1.82%
Church & Dwight, Inc.	67,331	3,652,033
Tempur-Pedic International, Inc. (a)	40,788	448,668

		4,100,701
Industrial Machinery - 1.59%
FMC Technologies, Inc. *	35,789	2,036,036
Regal-Beloit Corp.	42,654	1,562,416

		3,598,452
Industrials - 0.40%
EnergySolutions, Inc.	39,377	903,308

Insurance - 0.81%
ProAssurance Corp. *	33,418	1,798,891
Security Capital Assurance, Ltd. (a)	75,874	39,454

		1,838,345
Internet Retail - 0.43%
Shutterfly, Inc. *	64,808	963,695

Internet Software - 0.54%
DealerTrack Holdings, Inc. *	60,734	1,228,042

Leisure Time - 0.86%
National Cinemedia, Inc.	86,100	1,935,528

Manufacturing - 2.58%
Acuity Brands, Inc.	23,358	1,003,226
Barnes Group, Inc.	67,543	1,550,112
Ceradyne, Inc. *	39,960	1,277,122
Coherent, Inc. *	71,077	1,982,337

		5,812,797

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Medical-Hospitals - 2.15%
Cepheid, Inc. *	56,778	$1,384,815
LifePoint Hospitals, Inc. *	62,791	1,724,869
VCA Antech, Inc. *	64,103	1,753,217

		4,862,901
Metal & Metal Products - 0.92%
Dynamic Materials Corp.	48,083	2,077,186

Petroleum Services - 1.82%
Dril-Quip, Inc. *	50,191	2,332,376
ION Geophysical Corp. *	129,454	1,786,465

		4,118,841
Pharmaceuticals - 2.02%
AMAG Pharmaceuticals, Inc. *	24,965	1,009,335
Sciele Pharma, Inc. * (a)	92,739	1,808,411
United Therapeutics Corp. * (a)	20,070	1,740,069

		4,557,815
Pollution Control - 0.56%
Fuel Tech, Inc. * (a)	61,735	1,265,568

Railroads & Equipment - 0.96%
Wabtec Corp.	57,726	2,173,961

Real Estate - 0.94%
BioMed Realty Trust, Inc., REIT	89,053	2,127,476

Retail Trade - 3.01%
Dick's Sporting Goods, Inc. *	46,998	1,258,606
DSW, Inc., Class A * (a)	98,424	1,274,591
Hot Topic, Inc. *	175,001	754,254
Longs Drug Stores Corp.	48,538	2,060,924
Zumiez, Inc. * (a)	92,167	1,446,100

		6,794,475
Semiconductors - 5.39%
Cirrus Logic, Inc. *	264,356	1,776,472
Diodes, Inc. *	76,444	1,678,710
FormFactor, Inc. *	49,801	951,199
Microsemi Corp. *	95,322	2,173,342
Power Integrations, Inc. *	62,512	1,829,101
Silicon Laboratories, Inc. *	64,772	2,042,909
Varian Semiconductor Equipment
Associates, Inc. *	60,500	1,703,075

		12,154,808
Software - 7.45%
Ansoft Corp. *	67,107	2,048,106
ANSYS, Inc. *	65,245	2,252,257
Blackboard, Inc. *	69,849	2,328,067
Eclipsys Corp. *	110,420	2,165,336
JDA Software Group, Inc. *	104,472	1,906,614
Lawson Software, Inc. *	205,626	1,548,364
Manhattan Associates, Inc. *	80,296	1,841,187
Omniture, Inc. *	34,204	793,875
THQ, Inc. *	88,101	1,920,602

		16,804,408
Steel - 0.95%
Carpenter Technology Corp.	38,116	2,133,353

The accompanying notes are an integral part of the financial statements.
319

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 4.04%
Harmonic, Inc. *	196,266	$1,491,622
NeuStar, Inc., Class A *	72,723	1,925,705
NICE Systems, Ltd., ADR *	63,642	1,795,977
Polycom, Inc. *	85,321	1,923,136
SBA Communications Corp. *	66,551	1,985,216

		9,121,656
Toys, Amusements & Sporting Goods - 0.93%
Marvel Entertainment, Inc. *	77,944	2,088,120

Transportation - 0.54%
American Commercial Lines, Inc. *	77,521	1,224,832

Trucking & Freight - 2.79%
Forward Air Corp. (a)	66,927	2,371,893
Hub Group, Inc., Class A *	65,965	2,169,589
Knight Transportation, Inc. (a)	107,134	1,763,425

		6,304,907

TOTAL COMMON STOCKS (Cost $241,474,994)		$221,643,757

SHORT TERM INVESTMENTS - 16.33%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$36,856,653	$36,856,653

TOTAL SHORT TERM INVESTMENTS
(Cost $36,856,653)		$36,856,653

REPURCHASE AGREEMENTS - 1.28%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.90% to be repurchased at
$2,901,153 on 04/01/2008,
collateralized by $2,795,000
Federal Home Loan Bank, 5.435%
due 12/20/2022 (valued at
$2,962,700, including interest)	$2,901,000	$2,901,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,901,000)		$2,901,000

Total Investments (Small Company Growth Trust)
(Cost $281,232,647) - 115.82%		$261,401,410
Liabilities in Excess of Other Assets - (15.82)%		(35,709,773)

TOTAL NET ASSETS - 100.00%		$225,691,637

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.71%
Aerospace - 1.36%
Kratos Defense & Security Solutions, Inc. *	436,500	$794,430
Woodward Governor Company	261,400	6,984,608

		7,779,038
Air Travel - 0.71%
Airtran Holdings, Inc. *	307,500	2,029,500

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Travel (continued)
Alaska Air Group, Inc. *	102,400	$2,009,088

		4,038,588
Apparel & Textiles - 0.94%
Culp, Inc. *	125,500	943,760
G & K Services, Class A	125,200	4,458,372

		5,402,132
Auto Parts - 0.19%
Accuride Corp. *	134,700	1,101,846

Auto Services - 0.43%
Dollar Thrifty Automotive Group, Inc. *	181,000	2,468,840

Banking - 4.19%
East West Bancorp, Inc. (a)	297,200	5,275,300
Glacier Bancorp, Inc. (a)	215,300	4,127,301
Home Bancshares, Inc. (a)	137,000	2,859,190
SVB Financial Group *	170,000	7,418,800
Wintrust Financial Corp.	122,000	4,263,900

		23,944,491
Biotechnology - 1.19%
Exelixis, Inc. *	220,500	1,532,475
Myriad Genetics, Inc. * (a)	130,800	5,269,932

		6,802,407
Broadcasting - 0.23%
Saga Communications, Inc., Class A *	230,400	1,290,240

Building Materials & Construction - 1.58%
Beacon Roofing Supply, Inc. *	467,900	4,679,000
Drew Industries, Inc. *	179,300	4,385,678

		9,064,678
Business Services - 7.88%
Compass Diversified Trust	168,600	2,217,090
Electro Rent Corp.	297,000	4,499,550
FTI Consulting, Inc. *	170,200	12,091,008
McGrath Rentcorp	259,000	6,244,490
MPS Group, Inc. *	474,200	5,605,044
Navigant Consulting Company *	295,000	5,599,100
StarTek, Inc. *	226,800	2,088,828
SYNNEX Corp. *	138,700	2,943,214
Wind River Systems, Inc. *	484,400	3,749,256

		45,037,580
Chemicals - 3.74%
Airgas, Inc.	158,700	7,216,089
American Vanguard Corp.	210,400	3,501,056
Arch Chemicals, Inc.	150,600	5,611,356
Innospec, Inc.	240,000	5,088,000

		21,416,501
Commercial Services - 0.70%
Live Nation, Inc. * (a)	69,600	844,248
Pool Corp. (a)	167,800	3,169,742

		4,013,990
Computers & Business Equipment - 1.32%
Ixia *	314,000	2,436,640
Palm, Inc. * (a)	419,000	2,095,000

The accompanying notes are an integral part of the financial statements.
320

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Xyratex, Ltd. *	168,700	$3,026,478

		7,558,118
Construction & Mining Equipment - 0.50%
Carbo Ceramics, Inc. (a)	70,800	2,839,080

Construction Materials - 1.75%
Ameron International Corp.	69,500	6,500,335
Universal Forest Products, Inc.	109,500	3,525,900

		10,026,235
Crude Petroleum & Natural Gas - 4.73%
Forest Oil Corp. *	142,500	6,976,800
Penn Virginia Corp.	268,800	11,851,392
Whiting Petroleum Corp. *	127,600	8,249,340

		27,077,532
Domestic Oil - 0.81%
Mariner Energy, Inc. *	128,804	3,478,996
Union Drilling, Inc. *	64,400	1,126,356

		4,605,352
Drugs & Health Care - 1.56%
Landauer, Inc.	57,100	2,874,414
West Pharmaceutical Services, Inc.	136,300	6,028,549

		8,902,963
Educational Services - 0.30%
Corinthian Colleges, Inc. *	239,400	1,730,862

Electrical Equipment - 1.00%
C & D Technologies, Inc. * (a)	170,300	854,906
Littelfuse, Inc. *	118,400	4,140,448
Methode Electronics, Inc.	60,600	708,414

		5,703,768
Electrical Utilities - 2.71%
Black Hills Corp.	138,600	4,959,108
Cleco Corp.	193,000	4,280,740
El Paso Electric Company *	187,700	4,011,149
Empire District Electric Company (a)	110,700	2,241,675

		15,492,672
Electronics - 2.22%
Analogic Corp.	42,900	2,854,566
Belden, Inc.	163,500	5,774,820
Franklin Electric, Inc. (a)	62,700	2,142,459
Newport Corp. *	170,600	1,905,602

		12,677,447
Energy - 0.13%
GeoMet, Inc. * (a)	109,200	727,272

Financial Services - 2.63%
Ares Capital Corp.	319,100	4,011,087
Hercules Technology Growth Capital, Inc. (a)	254,600	2,764,956
JMP Group, Inc.	135,500	948,500
Kohlberg Capital Corp.	249,200	2,586,696
Piper Jaffray Companies, Inc. *	54,500	1,850,820
Stifel Financial Corp. * (a)	64,000	2,873,600

		15,035,659

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 0.26%
Winn-Dixie Stores, Inc. * (a)	82,100	$1,474,516

Forest Products - 0.92%
Deltic Timber Corp.	94,600	5,269,220

Furniture & Fixtures - 0.35%
Stanley Furniture Company, Inc. (a)	161,000	1,998,010

Gas & Pipeline Utilities - 1.07%
Southwest Gas Corp.	128,700	3,598,452
Vectren Corp.	93,300	2,503,239

		6,101,691
Healthcare Products - 1.80%
AngioDynamics, Inc. *	123,900	1,432,284
Owens & Minor, Inc.	226,000	8,890,840

		10,323,124
Healthcare Services - 0.92%
National Healthcare Corp. (a)	88,400	4,305,080
Triple-S Management Corp. *	54,300	958,395

		5,263,475
Homebuilders - 0.99%
M/I Homes, Inc. (a)	120,100	2,039,298
Meritage Homes Corp. *	188,900	3,649,548

		5,688,846
Hotels & Restaurants - 0.23%
The Steak & Shake Company * (a)	169,000	1,330,030

Industrial Machinery - 2.36%
Cascade Corp.	69,300	3,417,183
Circor International, Inc.	85,400	3,949,750
IDEX Corp.	200,250	6,145,673

		13,512,606
Insurance - 5.14%
Employers Holdings, Inc.	84,100	1,559,214
Markel Corp. *	9,900	4,355,703
Max Re Capital, Ltd.	178,100	4,664,439
Midland Company	86,700	5,629,431
National Interstate Corp.	135,103	3,154,655
ProAssurance Corp. *	186,700	10,050,061

		29,413,503
Investment Companies - 0.46%
First Financial Fund, Inc. *	290,786	2,628,705

Life Sciences - 0.25%
Symyx Technologies, Inc. *	190,000	1,425,000

Manufacturing - 2.83%
AptarGroup, Inc.	215,700	8,397,201
Nordson Corp.	144,200	7,765,170

		16,162,371
Metal & Metal Products - 3.59%
Gibraltar Industries, Inc.	226,000	2,650,980
Matthews International Corp., Class A	186,700	9,008,275
Sims Group, Ltd. *	323,000	8,888,960

		20,548,215

The accompanying notes are an integral part of the financial statements.
321

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mobile Homes - 0.76%
Skyline Corp.	10,500	$292,110
Winnebago Industries, Inc. (a)	238,500	4,030,650

		4,322,760
Newspapers - 0.24%
Lee Enterprises, Inc. (a)	136,900	1,370,369

Paper - 1.42%
Chesapeake Corp.	61,000	293,410
Potlatch Corp.	136,400	5,629,228
Wausau-Mosinee Paper Corp.	267,500	2,209,550

		8,132,188
Petroleum Services - 3.65%
Atwood Oceanics, Inc. *	69,000	6,328,680
Hercules Offshore, Inc. * (a)	120,817	3,034,923
TETRA Technologies, Inc. *	351,300	5,564,592
W-H Energy Services, Inc. *	86,600	5,962,410

		20,890,605
Publishing - 0.05%
Courier Corp.	10,700	266,965

Railroads & Equipment - 1.30%
Genesee & Wyoming, Inc., Class A *	215,600	7,416,640

Real Estate - 4.50%
First Potomac Realty Trust, REIT	208,600	3,206,182
Kilroy Realty Corp., REIT	141,200	6,934,332
LaSalle Hotel Properties, REIT	148,100	4,254,913
Parkway Properties, Inc., REIT	88,400	3,267,264
Redwood Trust, Inc., REIT	25,500	926,925
Strategic Hotel Cap, Inc., REIT	223,800	2,938,494
Washington Real Estate Investment Trust,
REIT (a)	126,400	4,224,288

		25,752,398
Retail Grocery - 0.59%
Nash Finch Company (a)	99,000	3,364,020

Retail Trade - 3.83%
Aaron Rents, Inc., Class B	387,200	8,340,288
Casey's General Stores, Inc.	135,300	3,057,780
CSS Industries, Inc.	111,200	3,887,552
Fred's, Inc., Class A	172,500	1,768,125
Haverty Furniture Companies, Inc. (a)	261,800	2,785,552
Stein Mart, Inc. (a)	370,700	2,083,334

		21,922,631
Sanitary Services - 1.76%
Casella Waste Systems, Inc., Class A *	152,700	1,669,011
Insituform Technologies, Inc., Class A * (a)	245,200	3,391,116
Waste Connections, Inc. *	162,400	4,992,176

		10,052,303
Semiconductors - 3.16%
Advanced Energy Industries, Inc. *	245,100	3,250,026
ATMI, Inc. *	91,900	2,557,577
Brooks Automation, Inc. *	273,062	2,654,163
Cabot Microelectronics Corp. *	44,200	1,421,030
Exar Corp. *	271,500	2,234,445
FormFactor, Inc. *	148,300	2,832,530

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
GSI Group, Inc. *	399,800	$3,110,444

		18,060,215
Software - 2.79%
Progress Software Corp. *	205,400	6,145,568
SPSS, Inc. *	153,700	5,960,486
Websense, Inc. *	204,700	3,838,125

		15,944,179
Steel - 1.29%
Carpenter Technology Corp.	132,100	7,393,637

Telecommunications Equipment &
Services - 0.94%
Premiere Global Services, Inc. *	373,000	5,348,820

Tires & Rubber - 0.53%
Myers Indiana, Inc.	231,400	3,038,282

Tobacco - 0.39%
Alliance One International, Inc. *	370,000	2,234,800

Transportation - 2.97%
Kirby Corp. *	208,500	11,884,500
UTI Worldwide, Inc.	254,500	5,110,360

		16,994,860
Trucking & Freight - 2.57%
Landstar Systems, Inc.	281,300	14,672,608

TOTAL COMMON STOCKS (Cost $450,470,177)		$553,054,883

RIGHTS - 0.01%

Financial Services - 0.01%
Ares Capital Corp. (Expiration Date 04/21/08) *	106,366	59,565

TOTAL RIGHTS (Cost $0)		$59,565

SHORT TERM INVESTMENTS - 13.50%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$64,427,324	$64,427,324
T. Rowe Price Reserve Investment Fund	12,779,829	12,779,829

TOTAL SHORT TERM INVESTMENTS
(Cost $77,207,153)		$77,207,153

REPURCHASE AGREEMENTS - 0.35%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$2,000,089 on 04/01/2008,
collateralized by $2,060,000
Federal Home Loan Mortgage
Corp., 7.00% due 07/11/2022
(valued at $2,044,550, including
interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Small Company Value Trust)
(Cost $529,677,330) - 110.57%		$632,321,601
Liabilities in Excess of Other Assets - (10.57)%		(60,466,754)

TOTAL NET ASSETS - 100.00%		$571,854,847

The accompanying notes are an integral part of the financial statements.
322

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 15.27%

Air Travel - 0.05%
Southwest Airlines Company	41,400	$513,360

Aluminum - 0.08%
Alcoa, Inc.	25,400	915,924

Auto Parts - 0.08%
Genuine Parts Company	22,300	896,906

Automobiles - 0.04%
Ford Motor Company	72,700	415,844

Banking - 0.93%
Allied Irish Banks PLC - London	12,900	273,833
Bank of America Corp.	15,100	572,441
Bank of New York Mellon Corp.	54,100	2,257,593
Citizens Banking Corp.	260	3,232
Fifth Third Bancorp	62,200	1,301,224
KeyCorp	38,400	842,880
National City Corp.	32,800	326,360
Royal Bank of Scotland Group PLC	56,228	376,682
SunTrust Banks, Inc.	40,700	2,244,198
U.S. Bancorp	74,900	2,423,764

		10,622,207
Biotechnology - 0.14%
Amgen, Inc.	37,600	1,570,928

Broadcasting - 0.11%
CBS Corp., Class B	49,900	1,101,792
XM Satellite Radio Holdings, Inc., Class A	10,500	122,010

		1,223,802
Building Materials & Construction - 0.13%
Masco Corp.	72,300	1,433,709

Business Services - 0.25%
Automatic Data Processing, Inc.	4,100	173,799
Computer Sciences Corp.	16,600	677,114
Electronic Data Systems Corp.	31,000	516,150
H & R Block, Inc.	72,300	1,500,948

		2,868,011
Cable & Television - 0.26%
Cablevision Systems Corp., Class A	31,000	664,330
Comcast Corp., Class A	27,000	522,180
Time Warner, Inc.	129,100	1,809,982

		2,996,492
Cellular Communications - 0.09%
Crown Castle International Corp.	8,975	309,548
Motorola, Inc.	78,700	731,910

		1,041,458
Chemicals - 0.16%
E.I. Du Pont de Nemours & Company	39,300	1,837,668

Computers & Business Equipment - 0.16%
Cisco Systems, Inc.	13,000	313,170
Dell, Inc.	74,300	1,480,056

		1,793,226
Construction Materials - 0.19%
USG Corp.	25,000	920,500

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials (continued)
Vulcan Materials Company	18,700	$1,241,680

		2,162,180
Cosmetics & Toiletries - 0.59%
Avon Products, Inc.	35,100	1,387,854
Colgate-Palmolive Company	11,600	903,756
International Flavors & Fragrances, Inc.	33,100	1,458,055
Kimberly-Clark Corp.	17,500	1,129,625
Procter & Gamble Company	26,600	1,863,862

		6,743,152
Crude Petroleum & Natural Gas - 0.15%
Hess Corp.	19,740	1,740,673

Drugs & Health Care - 0.15%
Wyeth	41,500	1,733,040

Electrical Equipment - 0.10%
Cooper Industries, Ltd., Class A	18,600	746,790
General Cable Corp.	6,850	404,630

		1,151,420
Electrical Utilities - 0.41%
Entergy Corp.	12,900	1,407,132
FirstEnergy Corp.	16,600	1,139,092
Pinnacle West Capital Corp.	18,600	652,488
Teco Energy, Inc.	23,900	381,205
Xcel Energy, Inc.	56,400	1,125,180

		4,705,097
Electronics - 0.02%
Harman International Industries, Inc.	6,400	278,656

Energy - 0.22%
Duke Energy Corp.	68,620	1,224,867
Energy East Corp.	1,820	43,898
Progress Energy, Inc.	29,450	1,228,065

		2,496,830
Financial Services - 1.42%
Capital One Financial Corp.	32,000	1,575,040
Citigroup, Inc.	52,400	1,122,408
Countrywide Financial Corp.	51,600	283,800
Federal National Mortgage Association	70,400	1,852,928
JP Morgan Chase & Company	109,500	4,703,025
Legg Mason, Inc.	21,000	1,175,580
Merrill Lynch & Company, Inc.	43,200	1,759,968
SLM Corp.	73,000	1,120,550
UBS AG	34,200	995,838
Wells Fargo & Company	55,500	1,615,050

		16,204,187
Food & Beverages - 0.64%
B&G Foods, Inc.	16,525	312,983
Campbell Soup Company	16,600	563,570
General Mills, Inc.	30,700	1,838,316
Hershey Company	65,400	2,463,618
Kraft Foods, Inc., Class A	39,500	1,224,895
McCormick & Company, Inc.	21,300	787,461
The Coca-Cola Company	2,400	146,088

		7,336,931

The accompanying notes are an integral part of the financial statements.
323

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 0.20%
NiSource, Inc.	84,600	$1,458,504
Spectra Energy Corp.	35,800	814,450
Williams Companies, Inc.	230	7,585

		2,280,539
Healthcare Products - 0.21%
Johnson & Johnson	36,900	2,393,703

Holdings Companies/Conglomerates - 0.57%
General Electric Company	174,400	6,454,544

Homebuilders - 0.07%
D.R. Horton, Inc.	49,900	785,925

Household Appliances - 0.15%
Black & Decker Corp.	8,300	548,630
Whirlpool Corp.	13,100	1,136,818

		1,685,448
Household Products - 0.28%
Fortune Brands, Inc.	24,600	1,709,700
Newell Rubbermaid, Inc.	66,100	1,511,707

		3,221,407
Insurance - 0.83%
American International Group, Inc.	43,700	1,890,025
Chubb Corp.	15,700	776,836
Genworth Financial, Inc., Class A	31,000	701,840
Lincoln National Corp.	32,800	1,705,600
Marsh & McLennan Companies, Inc.	97,200	2,366,820
Progressive Corp.	47,600	764,932
The Travelers Companies, Inc.	25,500	1,220,175

		9,426,228
International Oil - 1.52%
Anadarko Petroleum Corp.	31,000	1,953,930
BP PLC, SADR	24,200	1,467,730
Chevron Corp.	51,890	4,429,330
Exxon Mobil Corp.	51,400	4,347,412
Murphy Oil Corp.	26,000	2,135,640
Royal Dutch Shell PLC, ADR	42,800	2,952,344

		17,286,386
Internet Content - 0.15%
Yahoo!, Inc.	60,600	1,753,158

Internet Retail - 0.06%
eBay, Inc.	21,000	626,640

Leisure Time - 0.16%
Lakes Gaming, Inc.	23,275	102,875
Walt Disney Company	54,200	1,700,796

		1,803,671
Liquor - 0.16%
Anheuser-Busch Companies, Inc.	37,800	1,793,610

Manufacturing - 0.59%
3M Company	30,200	2,390,330
Harley-Davidson, Inc.	25,000	937,500
Honeywell International, Inc.	28,400	1,602,328
Illinois Tool Works, Inc.	37,800	1,823,094

		6,753,252

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Office Furnishings & Supplies - 0.14%
Avery Dennison Corp.	33,000	$1,625,250

Paper - 0.31%
International Paper Company	87,565	2,381,768
MeadWestvaco Corp.	42,260	1,150,317

		3,532,085
Petroleum Services - 0.20%
BJ Services Company	33,100	943,681
Schlumberger, Ltd.	14,800	1,287,600

		2,231,281
Pharmaceuticals - 0.76%
Abbott Laboratories	21,200	1,169,180
Bristol-Myers Squibb Company	53,800	1,145,940
Eli Lilly & Company	49,200	2,538,228
Merck & Company, Inc.	45,200	1,715,340
Pfizer, Inc.	101,770	2,130,046

		8,698,734
Photography - 0.08%
Eastman Kodak Company	53,800	950,646

Publishing - 0.39%
Gannett Company, Inc.	50,400	1,464,120
McGraw-Hill Companies, Inc.	47,700	1,762,515
The New York Times Company, Class A	65,400	1,234,752

		4,461,387
Railroads & Equipment - 0.03%
Union Pacific Corp.	2,600	325,988

Real Estate - 0.00%
Weingarten Realty Investors, REIT	1,265	43,567

Retail Trade - 0.54%
Bed Bath & Beyond, Inc.	50,900	1,501,550
Home Depot, Inc.	74,700	2,089,359
Macy's, Inc.	10,400	239,824
Tiffany & Company	9,900	414,216
Wal-Mart Stores, Inc.	35,100	1,849,068

		6,094,017
Sanitary Services - 0.09%
Waste Management, Inc.	31,000	1,040,360

Semiconductors - 0.25%
Analog Devices, Inc.	46,000	1,357,920
Applied Materials, Inc.	33,300	649,683
Intel Corp.	41,400	876,852

		2,884,455
Software - 0.22%
Microsoft Corp.	87,000	2,469,060

Telecommunications Equipment &
Services - 0.20%
Alcatel-Lucent, SADR	107,600	619,776
Verizon Communications, Inc.	46,400	1,691,280

		2,311,056
Telephone - 0.50%
AT&T, Inc.	106,065	4,062,290
Qwest Communications International, Inc.	190,300	862,059

The accompanying notes are an integral part of the financial statements.
324

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Sprint Nextel Corp.	115,700	$774,033

		5,698,382
Tobacco - 0.08%
UST, Inc.	15,905	867,141

Toys, Amusements & Sporting Goods - 0.10%
Mattel, Inc.	57,100	1,136,290

Trucking & Freight - 0.06%
United Parcel Service, Inc., Class B	9,500	693,690

TOTAL COMMON STOCKS (Cost $181,784,907)		$174,009,601

PREFERRED STOCKS - 0.30%

Automobiles - 0.03%
General Motors Corp., Series D, 1.50%	15,800	361,820

Banking - 0.04%
Bank of America Corp., Series L, 7.25%	425	439,025

Broadcasting - 0.02%
Spanish Broadcasting System, Series
B, 10.75%	281	196,700

Financial Services - 0.15%
Citigroup, Inc., Series T, 6.50%	10,375	492,605
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	8,000	195,200
Federal National Mortgage Association, 8.25%	6,575	158,129
Merrill Lynch & Company, Inc.	11	867,651

		1,713,585
Telecommunications Equipment &
Services - 0.06%
Lucent Technologies Capital Trust I, 7.75%	1,050	735,000

TOTAL PREFERRED STOCKS (Cost $4,019,291)		$3,446,130

TERM LOANS - 0.98%

Auto Parts - 0.03%
Rental Service Corp., Series B3
7.50% due 11/27/2013	397,920	340,222

Broadcasting - 0.04%
NV Broadcasting
8.13% due 10/26/2013	498,750	426,431

Business Services - 0.08%
First Data Corp.
4.83% due 09/24/2014	998,125	901,277

Commercial Services - 0.06%
Aramark Corp., Tranche B
7.1981% due 01/26/2017	440,892	412,038
Education Management Corp.
6.625% due 06/01/2013	243,916	213,122

		625,160
Computers & Business Equipment - 0.06%
Palm, Inc.
8.33% due 04/24/2014	997,500	708,225

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Educational Services - 0.06%
Laureate Education
8.7288% due 08/17/2014	$750,000	$663,750

Energy - 0.20%
Dresser, Inc.
11.11% due 06/30/2009	1,000,000	938,330
Sandridge Energy Bank, Series B3
8.625% due 04/01/2015	1,000,000	930,000
8.8538% due 04/01/2014	500,000	465,000

		2,333,330
Financial Services - 0.04%
Local TV Finance LLC
6.25% due 05/07/2013	248,750	210,194
Pinnacle Foods Finance LLC
9.25% due 04/01/2015	250,000	220,000

		430,194

Food & Beverages - 0.02%
Outback, Series B
7.125% due 05/09/2014	241,175	199,573

Gas & Pipeline Utilities - 0.04%
Venoco, Inc., 2nd Lien
8.9375% due 05/08/2014	500,000	447,500

Healthcare Services - 0.04%
Iasis Healthcare Corp.
10.61% due 06/16/2011	527,175	479,729

Leisure Time - 0.05%
Fontainebleau Las Vegas
5.9654% due 06/06/2014	250,000	207,084
8.9481% due 05/31/2014	250,000	207,083
Town Sports
7.50% due 03/01/2014	248,125	204,703

		618,870

Medical-Hospitals - 0.06%
HCA, Inc.
5.17% due 11/18/2012	750,000	675,000

Paper - 0.04%
Newpage Corp.
3.44% due 04/30/2012	500,000	491,562

Publishing - 0.02%
Penton Media Bank, Series B1
7.4481% due 02/01/2013	248,125	192,297

Telecommunications Equipment &
Services - 0.14%
CSC Holdings, Inc.
6.875% due 05/02/2014	248,101	231,354
Telesat Canada
7.322% due 11/15/2014	500,000	465,312
Trilogy International Partners
8.33% due 06/27/2012	500,000	425,000
Wind Acquisition Finance SA, Series B
12.61% due 12/07/2011	569,612	504,107

		1,625,773

TOTAL TERM LOANS (Cost $12,160,196)		$11,158,893

The accompanying notes are an integral part of the financial statements.
325

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 8.79%

Treasury Inflation Protected
Securities (d) - 0.17%
1.875% due 07/15/2013	$1,120,363	$1,208,417
2.00% due 07/15/2014	663,941	721,050

		1,929,467

U.S. Treasury Bonds - 4.40%
4.50% due 02/15/2036	3,487,000	3,602,235
4.75% due 02/15/2037	8,915,000	9,588,502
5.00% due 05/15/2037	53,000	59,290
5.375% due 02/15/2031	3,742,000	4,327,855
5.50% due 08/15/2028	1,624,000	1,882,825
6.00% due 02/15/2026	2,150,000	2,604,187
6.125% due 08/15/2029	2,599,000	3,254,231
6.25% due 05/15/2030	1,073,000	1,371,596
6.375% due 08/15/2027	3,670,000	4,670,075
7.125% due 02/15/2023	4,412,000	5,846,244
7.25% due 08/15/2022	2,265,000	3,026,783
7.625% due 02/15/2025	1,264,000	1,779,080
7.875% due 02/15/2021	3,111,000	4,314,083
8.875% due 08/15/2017 to 02/15/2019	2,659,000	3,850,327

		50,177,313

U.S. Treasury Notes - 4.16%
2.875% due 01/31/2013	9,630,000	9,796,892
3.375% due 11/30/2012	1,475,000	1,536,650
4.25% due 11/15/2014	12,095,000	13,225,133
4.375% due 12/15/2010	500,000	535,351
4.50% due 02/15/2009 to 05/15/2017	7,165,000	7,587,658
4.625% due 02/29/2012 to 07/31/2012	665,000	725,648
4.75% due 08/15/2017	7,630,000	8,441,878
4.875% due 06/30/2012	425,000	468,330
5.125% due 05/15/2016	4,505,000	5,132,182

		47,449,722

U.S. Treasury Strips - 0.06%
zero coupon due 05/15/2020	1,070,000	636,588

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $94,544,468)		$100,193,090

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.11%

Federal Home Loan Bank - 0.17%
3.875% due 08/22/2008	400,000	402,258
5.125% due 08/14/2013	930,000	1,007,831
5.25% due 06/18/2014	510,000	556,724

		1,966,813

Federal Home Loan Mortgage Corp. - 2.87%
3.625% due 09/15/2008	400,000	402,258
4.125% due 10/18/2010	1,850,000	1,923,708
4.50% due 11/01/2018 to 06/01/2019	717,914	716,583
4.643% due 07/01/2035	131,349	132,571
4.705% due 02/01/2035	203,904	206,081
4.755% due 07/01/2035	69,059	69,876
5.00% due 01/01/2009 to 11/01/2035	4,406,447	4,383,533
5.049% due 11/01/2035	201,752	205,333
5.064% due 03/01/2036	623,069	632,711
5.128% due 07/15/2012 to 01/01/2036	3,702,504	3,905,974
5.153% due 09/01/2035	180,925	184,448
5.334% due 02/01/2037	1,616,453	1,641,095
5.35% due 04/01/2037	688,802	702,015

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.375% due 01/01/2036 to 05/01/2037	$910,364	$925,271
5.427% due 02/01/2038	489,817	496,228
5.462% due 02/01/2037	955,075	969,206
5.50% due 03/01/2018 to 04/01/2029	1,167,257	1,196,930
5.516% due 06/01/2037	888,035	902,519
5.534% due 10/01/2036	727,552	741,801
5.914% due 02/01/2037	1,249,679	1,273,061
5.924% due 01/01/2037	266,565	271,266
5.981% due 12/01/2036	1,424,707	1,444,189
6.00% due 06/15/2011 to 11/01/2036	4,483,585	4,686,401
6.035% due 10/01/2036	1,061,892	1,089,505
6.128% due 10/01/2036	748,392	760,425
6.216% due 08/01/2036	1,039,964	1,052,432
6.50% due 05/01/2017 to 01/01/2036	1,656,065	1,728,609
7.00% due 02/01/2024 to 06/01/2032	43,632	46,218
7.198% due 09/01/2032	10,251	10,302
7.50% due 05/01/2024 to 06/01/2024	4,694	5,092
10.50% due 05/01/2019	319	369

		32,706,010

Federal National Mortgage
Association - 8.65%
3.25% due 08/15/2008	660,000	662,021
3.816% due 10/01/2033	135,191	134,723
3.875% due 07/15/2008	400,000	401,833
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,232,111
4.50% due 05/01/2018 to 07/01/2035	7,625,268	7,573,043
4.50% TBA	500,000	497,187
4.582% due 07/01/2035	167,715	169,548
4.625% due 10/15/2014	660,000	698,592
4.801% due 09/01/2035 to 11/01/2035	762,639	767,641
4.875% due 12/15/2016	350,000	370,622
5.00% due 01/01/2009 to 02/01/2036	12,695,529	12,785,467
5.00% TBA	7,575,000	7,578,588
5.2212% due 02/17/2009	220,000	222,064
5.316% due 12/01/2035	180,356	182,273
5.343% due 12/01/2035	207,606	210,464
5.422% due 07/01/2027	1,532	1,537
5.45% due 09/01/2037	529,478	537,876
5.472% due 06/01/2037	166,380	170,834
5.50% due 07/01/2013 to 02/01/2037	29,330,593	29,775,458
5.533% due 12/01/2035	305,475	310,080
5.54% due 07/01/2036 to 01/01/2037	1,616,390	1,647,468
5.628% due 01/01/2019	922	921
5.647% due 12/01/2035	82,453	83,643
5.80% due 08/01/2037 to 11/01/2037	1,404,445	1,425,850
5.981% due 09/01/2036	394,430	400,135
5.988% due 08/01/2036	811,586	836,646
6.00% due 05/15/2011 to 02/01/2038	18,441,594	19,033,919
6.028% due 12/01/2036	537,495	549,902
6.375% due 06/15/2009	750,000	787,703
6.50% due 06/01/2013 to 11/01/2037	7,125,677	7,392,747
7.00% due 12/01/2029 to 04/01/2037	131,607	138,271
7.125% due 06/15/2010 to 01/15/2030	1,670,000	1,913,183

		98,492,350

The accompanying notes are an integral part of the financial statements.
326

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association - 11.42%
4.00% due 09/15/2018		$463,320	$456,178
4.50% due 10/15/2018 to 11/20/2035		2,217,373	2,169,876
5.00% due 01/15/2019 to 06/20/2036		23,920,444	23,927,689
5.00% TBA		2,775,000	2,774,134
5.50% due 11/15/2017 to 01/15/2038		38,440,340	39,273,065
5.50% TBA		2,202,000	2,206,707
6.00% due 11/15/2008 to 03/15/2038		38,710,502	40,006,871
6.00% TBA		47,358	48,971
6.50% due 07/15/2009 to 03/15/2038		15,389,362	16,040,863
6.50% TBA		1,720	1,799
7.00% due 04/15/2017 to 10/20/2036		3,021,154	3,221,640
9.25% due 10/15/2016 to 12/15/2019		6,252	6,904
9.50% due 06/15/2009 to 10/15/2009		2,358	2,448
9.75% due 07/15/2017 to 02/15/2021		5,629	6,703
10.25% due 05/15/2020 to 11/15/2020		3,886	4,678
11.75% due 08/15/2013		1,308	1,542
12.00% due 10/15/2010 to 01/15/2013		1,339	1,542
12.25% due 03/15/2014 to 07/20/2015		1,753	2,077
12.50% due 06/15/2010		3,075	3,401
12.75% due 12/20/2013 to 11/20/2014		1,367	1,618

			130,158,706

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $257,997,788)			$263,323,879

FOREIGN GOVERNMENT OBLIGATIONS - 14.37%

Argentina - 0.25%
Republic of Argentina
0.63% due 12/31/2038	ARS	900,000	107,234
2.00% due 09/30/2014		1,487,147	464,722
5.83% due 12/31/2033		280,064	95,909
7.00% due 10/03/2015		$1,900,000	1,453,500
7.00% due 04/17/2017		350,000	264,250
7.875% due 04/11/2011		250,000	245,000
8.28% due 12/31/2033		325,000	266,500

			2,897,115

Austria - 0.49%
Republic of Austria
4.00% due 07/15/2009	EUR	2,900,000	4,590,916
5.50% due 01/15/2010		548,000	891,723
6.25% due 07/15/2027		47,000	89,386

			5,572,025

Belgium - 0.31%
Kingdom of Belgium
3.00% due 03/28/2010		1,290,000	2,009,479
4.25% due 09/28/2013		93,000	149,086
5.00% due 03/28/2035		855,000	1,387,720

			3,546,285

Brazil - 0.97%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	2,930,000	2,644,738
7.125% due 01/20/2037		$2,250,000	2,425,500
8.75% due 02/04/2025		475,000	581,875
8.875% due 10/14/2019		450,000	555,750
10.00% due 01/01/2012	BRL	2,449,000	1,298,301

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Brazil (continued)
Federative Republic of Brazil (continued)
10.00% due 01/01/2014	BRL	2,836,000	$1,447,722
10.00% due 01/01/2017		4,271,000	2,085,817

			11,039,703

Canada - 0.20%
Government of Canada
5.75% due 06/01/2033	CAD	705,000	884,367
Province of Ontario
5.00% due 03/08/2014		1,329,000	1,385,477

			2,269,844
Colombia - 0.08%
Republic of Colombia
7.375% due 01/27/2017		$300,000	331,800
7.375% due 09/18/2037		200,000	214,500
7.375% due 09/18/2037		350,000	374,500
12.00% due 10/22/2015	COP	40,000,000	22,832

			943,632

Denmark - 0.06%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	544,454
7.00% due 11/10/2024		351,000	95,948

			640,402

Ecuador - 0.03%
Republic of Ecuador
10.00% due 08/15/2030		$350,000	338,625
Egypt - 0.02%
Republic of Egypt
zero coupon due 10/21/2008	EGP	625,000	109,840
8.75% due 07/18/2012		500,000	94,416

			204,256
France - 0.90%
Government of France
3.75% due 01/12/2012	EUR	2,860,000	4,511,790
4.25% due 10/25/2017		635,000	1,011,100
4.75% due 10/25/2012		183,000	300,277
5.00% due 10/25/2016		440,000	742,851
5.50% due 04/25/2029		359,000	631,910
5.75% due 10/25/2032		1,640,000	2,995,644

			10,193,572

Gabon - 0.05%
Republic of Gabon
8.20% due 12/12/2017		$500,000	525,500

Germany - 0.71%
Federal Republic of Germany
3.50% due 01/04/2016	EUR	160,000	246,719
4.00% due 01/04/2037		1,484,000	2,139,386
4.25% due 10/12/2012		35,000	56,724
4.25% due 01/04/2014		401,000	651,488
4.25% due 07/04/2014		24,000	38,994
4.75% due 07/04/2028		120,000	194,989
4.75% due 07/04/2034		720,000	1,168,129
5.25% due 01/04/2011		2,145,000	3,537,112

			8,033,541

The accompanying notes are an integral part of the financial statements.
327

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Ghana - 0.06%
Republic of Ghana
8.50% due 10/04/2017		$700,000	$731,720

Greece - 0.12%
Republic of Greece
5.25% due 05/18/2012	EUR	830,000	1,366,471

Grenada - 0.01%
Government of Grenada
1.00 due 09/15/2025		$230,000	124,200

Hungary - 0.32%
Republic of Hungary
5.50% due 02/12/2014	HUF	350,250,000	1,773,660
6.75% due 02/24/2017		144,410,000	761,051
7.25% due 06/12/2012		188,440,000	1,054,633

			3,589,344

Indonesia - 0.19%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	552,750
6.625% due 02/17/2037		100,000	93,133
6.875% due 03/09/2017		680,000	712,816
7.75% due 01/17/2038		400,000	415,757
9.50% due 06/15/2015	IDR	2,500,000,000	252,068
10.25% due 07/15/2022		1,500,000,000	143,473

			2,169,997

Iraq - 0.14%
Republic of Iraq
5.80% due 01/15/2028		$2,250,000	1,580,625

Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	92,000	145,671

Italy - 0.86%
Republic of Italy
4.00% due 02/01/2037		1,470,000	1,987,662
4.25% due 08/01/2014		1,542,000	2,469,851
5.25% due 09/20/2016		$450,000	494,110
5.25% due 08/01/2017	EUR	1,210,000	2,048,381
5.50% due 11/01/2010		1,600,000	2,628,983
7.25% due 11/01/2026		73,000	149,610

			9,778,597

Jamaica - 0.09%
Government of Jamaica
9.00% due 06/02/2015		$185,000	200,263
10.625% due 06/20/2017		732,000	865,590

			1,065,853

Japan - 3.16%
Government of Japan
1.00% due 06/10/2016	JPY	180,207,400	1,791,588
1.10% due 12/10/2016		190,780,800	1,911,062
1.30% due 12/20/2013		480,350,000	4,960,341
1.40% due 03/21/2011		305,250,000	3,129,217
1.40% due 03/20/2012		187,400,000	1,930,720
1.40% due 03/20/2018		211,350,000	2,143,536
1.50% due 06/20/2012		501,950,000	5,198,894
1.70% due 09/20/2016		581,150,000	6,130,608
1.90% due 12/20/2010		33,450,000	346,990

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan (continued)
Government of Japan (continued)
2.00% due 06/20/2022	JPY	61,100,000	$640,231
2.00% due 12/20/2033		164,150,000	1,541,212
2.20% due 06/22/2020		24,200,000	261,122
3.75% due 03/20/2025		419,400,000	4,203,294
9.61% due 12/20/2012		177,050,000	1,798,097

			35,986,912

Lebanon - 0.00%
Government of Lebanon
8.25% due 04/12/2021		$50,000	46,222

Malaysia - 0.41%
Government of Malaysia
zero coupon due 04/04/2008	MYR	660,000	206,269
3.702% due 02/25/2013		6,715,000	2,119,740
3.70% due 05/15/2013		1,060,000	334,026
3.756% due 04/28/2011		6,210,000	1,959,032

			4,619,067

Mexico - 1.39%
Government of Mexico
5.625% due 01/15/2017		$530,000	557,030
5.625% due 01/15/2017		700,000	736,295
7.50% due 06/03/2027	MXN	7,500,000	692,584
7.75% due 12/14/2017		13,100,000	1,256,118
8.00% due 12/24/2008		5,530,000	521,577
8.00% due 12/17/2015		47,430,000	4,607,187
8.00% due 12/19/2013		23,575,000	2,276,482
8.125% due 12/30/2019		$55,000	69,300
9.00% due 12/22/2011	MXN	20,250,000	2,007,353
9.00% due 12/20/2012		20,300,000	2,029,666
9.00% due 12/24/2009		7,050,000	680,639
9.50% due 12/18/2014		4,180,000	435,998

			15,870,229

Netherlands - 0.72%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	2,035,000	3,321,740
5.00% due 07/15/2011		2,831,000	4,646,115
5.50% due 01/15/2028		132,000	232,095

			8,199,950

Philippines - 0.07%
Republic of Philippines
7.75% due 01/14/2031		$375,000	418,575
7.75% due 01/14/2031		100,000	113,875
10.625% due 03/16/2025		155,000	216,225

			748,675

Poland - 0.44%
Republic of Poland
5.25% due 10/25/2017	PLN	348,000	148,495
6.00% due 05/24/2009		8,504,000	3,806,093
6.25% due 10/24/2015		2,415,000	1,097,239

			5,051,827

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	186,217

The accompanying notes are an integral part of the financial statements.
328

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Russia - 0.19%
Government of Russia
7.50% due 03/31/2030		$1,834,470	$2,112,392

Serbia - 0.14%
Republic of Serbia
3.75 due 11/01/2024		1,761,000	1,611,315

Singapore - 0.11%
Government of Singapore
4.375% due 01/15/2009	SGD	1,666,000	1,242,708

South Africa - 0.15%
Republic of South Africa
5.875% due 05/30/2022		$400,000	376,053
6.50% due 06/02/2014		575,000	598,719
13.00% due 08/31/2010	ZAR	3,296,000	434,198
13.50% due 09/15/2015		1,950,000	294,539

			1,703,509

Spain - 0.19%
Kingdom of Spain
4.00% due 01/31/2010	EUR	45,000	71,380
5.50% due 03/08/2011	AUD	1,280,000	1,116,953
5.75% due 07/30/2032	EUR	563,000	1,017,486

			2,205,819

Sweden - 0.18%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	1,660,000	274,848
5.125% due 03/01/2017		$425,000	454,283
5.25% due 03/15/2011	SEK	7,545,000	1,320,472

			2,049,603

Turkey - 0.72%
Republic of Turkey
6.875% due 03/17/2036		$800,000	709,600
7.00% due 06/05/2020		428,000	421,580
7.375% due 02/05/2025		35,000	34,737
8.00% due 02/14/2034		250,000	256,250
8.00% due 02/14/2034		188,000	192,531
10.00% due 02/15/2012	TRY	980,000	791,389
14.00% due 01/19/2011		2,786,129	1,938,785
14.00% due 09/26/2012		2,530,000	1,764,344
16.00% due 03/07/2012		3,015,000	2,125,165

			8,234,381

United Kingdom - 0.54%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,525,000	4,844,870
4.75% due 06/07/2010		655,000	1,323,020

			6,167,890

Uruguay - 0.01%
Republic of Uruguay
4.25% due 04/05/2027	UYU	2,750,000	136,081

Venezuela - 0.06%
Republic of Venezuela
7.00% due 03/31/2038		$1,050,000	729,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $150,380,230)			$163,659,525

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 25.13%

Advertising - 0.17%
Lamar Media Corp.
6.625% due 08/15/2015		$700,000	$616,000
Lamar Media Corp., Series C
6.625% due 08/15/2015		200,000	176,000
R.H. Donnelley Corp.
8.875% due 10/15/2017		625,000	390,625
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		1,175,000	716,750
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		125,000	79,063

			1,978,438

Aerospace - 0.27%
Boeing Company
8.75% due 08/15/2021		45,000	59,678
GenCorp, Inc.
9.50% due 08/15/2013		725,000	719,563
Lockheed Martin Corp.
4.121% due 03/14/2013		580,000	580,833
Northrop Grumman Corp.
7.125% due 02/15/2011		680,000	735,453
7.75% due 03/01/2016		30,000	35,474
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	78,522
TransDigm, Inc.
7.75% due 07/15/2014		$375,000	375,000
United Technologies Corp.
4.375% due 05/01/2010		250,000	256,276
5.375% due 12/15/2017		120,000	123,109
5.40% due 05/01/2035		100,000	94,554

			3,058,462

Agriculture - 0.07%
Bunge, Ltd.
4.375% due 12/15/2008		305,000	306,658
5.90% due 04/01/2017		455,000	457,201

			763,859

Air Travel - 0.06%
Air Jamaica, Ltd.
9.375% due 07/08/2015		50,000	52,375
Continental Airlines, Inc.
8.75% due 12/01/2011		475,000	369,312
Delta Air Lines, Inc.
6.821% due 08/10/2022		126,469	118,881
Southwest Airlines Company
6.50% due 03/01/2012		160,000	165,367

			705,935

Aluminum - 0.02%
Novelis, Inc.
7.25% due 02/15/2015		275,000	243,375

Apparel & Textiles - 0.06%
Federated Department Stores, Inc.
6.625% due 09/01/2008		100,000	100,464
INVISTA
9.25% due 05/01/2012		475,000	485,688
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	75,248

			661,400

The accompanying notes are an integral part of the financial statements.
329

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Auto Parts - 0.30%
Accuride Corp.
8.50% due 02/01/2015		$425,000	$346,375
Allison Transmission, Inc.
11.25% due 11/01/2015		1,025,000	850,750
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		125,000	102,500
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		488,000	511,790
Tenneco Automotive, Inc.
8.625% due 11/15/2014		550,000	540,375
TRW Automotive, Inc.
7.00% due 03/15/2014		125,000	115,312
7.25% due 03/15/2017		775,000	705,250
United Components, Inc.
9.375% due 06/15/2013		250,000	229,063

			3,401,415

Auto Services - 0.28%
AutoNation, Inc.
6.2575% due 04/15/2013		175,000	143,500
7.00% due 04/15/2014		50,000	44,375
ERAC USA Finance Company
5.60% due 05/01/2015		205,000	182,860
7.95% due 12/15/2009		360,000	379,875
Hertz Corp.
8.875% due 01/01/2014		750,000	710,625
10.50% due 01/01/2016		350,000	327,687
KAR Holdings, Inc.
7.2394% due 05/01/2014		250,000	206,250
10.00% due 05/01/2015		675,000	583,875
United Rentals North America, Inc.
6.50% due 02/15/2012		475,000	429,875
7.75% due 11/15/2013		225,000	183,375

			3,192,297

Automobiles - 0.20%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	152,973
DaimlerChrysler N.A. Holding Corp., MTN
3.5618% due 08/03/2009		$660,000	649,741
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		355,000	374,201
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	84,273
General Motors Corp.
7.20% due 01/15/2011		$550,000	459,250
7.70% due 04/15/2016		425,000	310,250
8.375% due 07/05/2033	EUR	80,000	84,621
United Auto Group, Inc.
7.75% due 12/15/2016		$150,000	129,750

			2,245,059

Banking - 1.97%
American Express Centurion Bank
4.375% due 07/30/2009		300,000	300,522
ATF Bank
9.00% due 05/11/2016		150,000	145,425
Australia & New Zealand Banking Group, Ltd.,
EMTN
4.45% due 02/05/2015	EUR	83,000	128,545

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
BAC Capital Trust VI
5.625% due 03/08/2035		$463,000	$388,724
Banca Intesa SpA, EMTN
5.85% due 05/08/2014	EUR	65,000	103,794
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015		70,000	107,724
4.875% due 05/31/2016		50,000	71,574
Bank of America Corp.
4.375% due 12/01/2010		$200,000	203,463
4.50% due 08/01/2010		150,000	153,004
5.75% due 08/15/2016		205,000	209,107
6.00% due 09/01/2017		630,000	662,364
7.40% due 01/15/2011		50,000	53,541
Bank of America Corp., EMTN
4.625% due 02/18/2014	EUR	110,000	168,478
Bank of Ireland
6.45% due 02/10/2010		47,000	75,566
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		$365,000	367,589
Bank One Corp.
5.25% due 01/30/2013		180,000	183,685
5.90% due 11/15/2011		50,000	53,046
7.875% due 08/01/2010		350,000	374,014
Banque du Liban, EMTN
10.00% due 04/25/2015		250,000	262,813
Barclays Bank PLC
7.40% due 12/15/2009		300,000	319,881
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	85,000	136,459
BB&T Capital Trust II
6.75% due 06/07/2036		$190,000	164,802
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	120,000	192,240
Credit Agricole SA
6.637% due 12/31/2049		$330,000	255,631
Credit Agricole SA, EMTN
5.971% due 02/01/2018	EUR	100,000	159,912
Credit Agricole SA, Series TSDI
5 due 06/20/2049	GBP	130,000	203,684
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	70,000	113,873
Danske Bank A/S, EMTN
6.00% due 03/20/2016		75,000	117,420
Deutsche Bank AG
5.125% due 01/31/2013		40,000	63,055
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		2,000,000	3,091,149
Eurohypo AG
4.50% due 01/21/2013		750,000	1,205,891
Fifth Third Bancorp
8.25% due 03/01/2038		$150,000	152,846
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	75,000	116,521
HBOS PLC
6.00% due 11/01/2033		$390,000	336,306
6.05% due 11/23/2049	EUR	70,000	101,990
HBOS PLC, EMTN
4.375% due 10/30/2019		93,000	125,348

The accompanying notes are an integral part of the financial statements.
330

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
HSBC Bank PLC, EMTN
4.25% due 03/18/2016	EUR	79,000	$119,729
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	96,471
HSBC Capital Funding LP
8.03% due 12/29/2049	EUR	25,000	40,187
HSBC Holdings PLC
6.50% due 05/02/2036		$170,000	164,460
9.875% due 04/08/2018	GBP	120,000	265,747
Hypothekenbank in Essen AG
3.785% due 11/21/2013	EUR	789,000	1,229,159
3.875% due 11/21/2013		981,000	1,527,875
Independence Community Bank Corp.
3.75% due 04/01/2014		$15,000	14,627
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	113,141
Intesabci Capital Trust
6.988% due 07/29/2049		55,000	86,551
Islandsbanki HF
4.4175% due 10/15/2008		$175,000	174,974
KeyCorp, MTNG
4.70% due 05/21/2009		40,000	40,254
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	423,341
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	418,443
8.50% due 01/18/2011		35,000,000	302,716
Kreditanstalt fuer Wiederaufbau, MTN
5.50% due 07/25/2016	AUD	1,040,000	864,598
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	938,788
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	96,655
Lloyds TSB Group PLC
6.267% due 12/31/2049		315,000	241,599
Marshall & Ilsley Bank, MTN
5.15% due 02/22/2012		250,000	247,557
NCNB Corp.
9.375% due 09/15/2009		340,000	367,072
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014	EUR	50,000	78,976
Northern Trust Company, BKNT
4.60% due 02/01/2013		$100,000	102,787
Northern Trust Corp.
5.30% due 08/29/2011		141,000	149,904
PNC Funding Corp.
5.625% due 02/01/2017		195,000	185,791
7.50% due 11/01/2009		75,000	78,779
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	70,000	107,880
Royal Bank of Scotland PLC, EMTN
6.00% due 05/10/2013		40,000	64,858
6.00 due 06/29/2049	GBP	130,000	230,682
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015	EUR	57,000	87,437
Santander Issuances S.A. Unipersonal, EMTN
4.75% due 05/29/2019		100,000	145,094
Shinsei Bank, Ltd.
3.75% due 02/23/2016		80,000	112,520

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Standard Chartered Bank, EMTN
3.625% due 02/03/2017	EUR	110,000	$158,590
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049		100,000	120,758
5.625% due 07/29/2049		$200,000	169,164
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	262,760
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049	GBP	47,000	91,926
UniCredito Italiano SpA, EMTN
6.10% due 02/28/2012	EUR	90,000	146,300
US Bancorp, MTNP
4.50% due 07/29/2010		$160,000	166,125
US Bank NA, BKNT
6.375% due 08/01/2011		450,000	487,227
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	66,030
4.375% due 08/01/2016		50,000	66,713
5.75% due 02/01/2018		$250,000	246,144
6.40% due 04/01/2008		100,000	100,000
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	20,000	31,394
Westpac Banking Corp., EMTN
4.875% due 09/28/2012		100,000	156,836
World Savings Bank FSB, BKNT
4.125% due 12/15/2009		$180,000	183,736

			22,442,341

Biotechnology - 0.08%
Biogen Idec, Inc.
6.00% due 03/01/2013		440,000	445,189
Genentech, Inc.
4.40% due 07/15/2010		360,000	370,546
4.75% due 07/15/2015		140,000	140,637

			956,372

Broadcasting - 0.53%
Allbritton Communications Company
7.75% due 12/15/2012		750,000	735,000
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		250,000	222,500
Bonten Media Acquisition Company
9.00% due 06/01/2015		225,000	173,250
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		490,000	488,880
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		225,000	212,062
CanWest Media, Inc.
8.00% due 09/15/2012		375,000	356,250
Clear Channel Communications, Inc.
4.25% due 05/15/2009		275,000	266,750
6.25% due 03/15/2011		1,275,000	1,125,187
LIN Television Corp.
2.50% due 05/15/2033		68,000	66,895
News America, Inc.
6.15% due 03/01/2037		600,000	566,779
6.20% due 12/15/2034		190,000	180,953
6.40% due 12/15/2035		200,000	194,104
6.65% due 11/15/2037		425,000	428,608
7.375% due 10/17/2008		110,000	111,434

The accompanying notes are an integral part of the financial statements.
331

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
Time Warner Cable, Inc.
5.40% due 07/02/2012		$825,000	$810,589
Viacom, Inc.
5.75% due 04/30/2011		85,000	85,905
XM Satellite Radio, Inc.
9.75% due 05/01/2014		25,000	24,125

			6,049,271

Building Materials & Construction - 0.31%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		275,000	187,687
Builders FirstSource, Inc.
7.315% due 02/15/2012		350,000	245,000
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	67,626
Columbus McKinnon Corp.
8.875% due 11/01/2013		$560,000	579,600
CRH America, Inc.
5.30% due 10/15/2013		140,000	136,444
6.00% due 09/30/2016		240,000	228,358
6.40% due 10/15/2033		55,000	47,169
Esco Corp.
6.675% due 12/15/2013		175,000	150,500
8.625% due 12/15/2013		600,000	582,000
HeidelbergCement Finance BV, EMTN
6.375% due 01/25/2012	EUR	60,000	94,048
Lafarge SA
6.15% due 07/15/2011		$130,000	132,619
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	147,653
Obrascon Huarte Lain SA
5.00% due 05/18/2012		100,000	148,761
Owens Corning, Inc.
6.50% due 12/01/2016		$115,000	95,336
Texas Industries, Inc.
7.25% due 07/15/2013		475,000	461,938
US Concrete, Inc.
8.375% due 04/01/2014		225,000	176,625

			3,481,364

Business Services - 0.48%
Affinity Group, Inc.
9.00% due 02/15/2012		325,000	300,219
10.875% due 02/15/2012		123,588	112,464
Deluxe Corp.
7.375% due 06/01/2015		450,000	419,625
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	124,781
First Data Corp.
9.875% due 09/24/2015		1,850,000	1,521,625
FTI Consulting, Inc.
7.625% due 06/15/2013		350,000	358,750
7.75% due 10/01/2016		250,000	258,750
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	74,423
Mobile Services Group, Inc./ Mobile Storage
Group, Inc.
9.75% due 08/01/2014		$550,000	519,750

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$700,000	$626,500
Sungard Data Systems, Inc.
9.125% due 08/15/2013		1,102,000	1,113,020

			5,429,907

Cable & Television - 0.70%
AT&T Broadband Corp.
8.375% due 03/15/2013		431,000	478,768
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	233,924
Comcast Corp.
5.875% due 02/15/2018		440,000	428,576
6.95% due 08/15/2037		232,000	232,465
Cox Communications, Inc.
7.125% due 10/01/2012		199,000	210,750
Cox Enterprises, Inc.
4.375% due 05/01/2008		115,000	115,039
CSC Holdings, Inc.
7.25% due 07/15/2008		250,000	250,000
7.625% due 07/15/2018		75,000	68,437
CSC Holdings, Inc., Series B
8.125% due 07/15/2009		200,000	202,000
DirecTV Holdings LLC
8.375% due 03/15/2013		625,000	633,594
EchoStar DBS Corp.
5.75% due 10/01/2008		15,000	14,925
6.625% due 10/01/2014		250,000	227,500
7.00% due 10/01/2013		150,000	141,375
Historic TW, Inc.
6.875% due 06/15/2018		275,000	275,860
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	88,263
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	367,969
Mediacom Broadband LLC
8.50% due 10/15/2015		550,000	462,000
Rainbow National Services LLC
8.75% due 09/01/2012		75,000	76,687
Rogers Cable, Inc.
5.50% due 03/15/2014		140,000	132,123
Shaw Communications, Inc.
8.25% due 04/11/2010		100,000	104,250
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	1,111,000
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012		250,000	240,625
Time Warner Entertainment Company LP
7.25% due 09/01/2008		295,000	298,403
Time Warner, Inc.
5.50% due 11/15/2011		275,000	273,047
Univision Communications, Inc.
9.75% due 03/15/2015		550,000	332,750
Viacom, Inc.
6.125% due 10/05/2017		150,000	146,264
6.25% due 04/30/2016		295,000	287,162
Videotron Ltee.
6.375% due 12/15/2015		100,000	87,500

The accompanying notes are an integral part of the financial statements.
332

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Videotron Ltee. (continued)
6.875% due 01/15/2014		$485,000	$447,412

			7,968,668

Cellular Communications - 0.49%
America Movil SAB de CV
5.625% due 11/15/2017		395,000	390,503
6.375% due 03/01/2035		473,000	457,744
8.46% due 12/18/2036	MXN	1,000,000	93,097
American Tower Corp.
3.00% due 08/15/2012		$175,000	344,094
7.125% due 10/15/2012		160,000	163,600
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		350,000	380,698
Centennial Communications Corp.
10.00% due 01/01/2013		525,000	488,250
10.125% due 06/15/2013		200,000	197,500
Cricket Communications, Inc.
9.375% due 11/01/2014		1,025,000	971,187
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,175,000	1,081,000
Rogers Wireless, Inc.
6.375% due 03/01/2014		520,000	515,560
7.50% due 03/15/2015		160,000	168,097
Telefonaktiebolaget LM Ericsson, EMTN
5.375% due 06/27/2017	EUR	80,000	109,093
Vodafone Group PLC
5.625% due 02/27/2017		$275,000	267,397

			5,627,820

Chemicals - 0.22%
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		285,000	267,605
Hercules, Inc.
6.75% due 10/15/2029		250,000	235,000
Ineos Group Holdings PLC
8.50% due 02/15/2016		400,000	311,000
Koppers Holdings, Inc.
zero coupon due 11/15/2014		650,000	563,875
Koppers, Inc.
9.875% due 10/15/2013		149,000	156,450
Lubrizol Corp.
4.625% due 10/01/2009		55,000	55,200
5.875% due 12/01/2008		180,000	182,655
Nalco Company
7.75% due 11/15/2011		300,000	303,750
Terra Capital, Inc., Series B
7.00% due 02/01/2017		425,000	419,156

			2,494,691

Coal - 0.13%
Alpha Natural Resources LLC
10.00% due 06/01/2012		500,000	522,500
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	445,500
International Coal Group, Inc.
10.25% due 07/15/2014		100,000	95,750
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	388,125

			1,451,875

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Commercial Services - 0.13%
Aramak Services, Inc.
6.7394% due 02/01/2015		$300,000	$264,750
Aramark Corp.
5.00% due 06/01/2012		400,000	348,000
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	498,750
Rental Service Corp.
9.50% due 12/01/2014		425,000	354,875
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	68,446

			1,534,821

Computers & Business Equipment - 0.11%
Cisco Systems, Inc.
5.25% due 02/22/2011		$250,000	260,971
Hewlett-Packard Company
4.50% due 03/01/2013		220,000	223,187
5.25% due 03/01/2012		250,000	261,253
International Business Machines Corp
4.75% due 11/29/2012		50,000	51,748
Unisys Corp.
6.875% due 03/15/2010		175,000	164,500
12.50% due 01/15/2016		275,000	269,500
Xerox Corp.
5.50% due 05/15/2012		35,000	35,295

			1,266,454

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	99,000

Containers & Glass - 0.40%
AEP Industries, Inc.
7.875% due 03/15/2013		400,000	364,000
Ball Corp.
6.875% due 12/15/2012		625,000	635,937
Berry Plastics Holding Corp.
6.675% due 09/15/2014		150,000	118,500
8.875% due 09/15/2014		125,000	109,063
BWAY Corp.
10.00% due 10/15/2010		525,000	505,312
Clondalkin Acquisition BV
6.9906% due 12/15/2013		275,000	225,500
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		525,000	522,375
8.25% due 05/15/2013		350,000	362,250
Plastipak Holdings, Inc.
8.50% due 12/15/2015		375,000	341,250
Sealed Air Corp.
5.375% due 04/15/2008		200,000	200,117
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	350,625
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		400,000	336,000
8.375% due 07/01/2012		400,000	362,000
Stone Container Finance
7.375% due 07/15/2014		125,000	103,750

			4,536,679

The accompanying notes are an integral part of the financial statements.
333

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas - 0.81%
Amerada Hess Corp.
7.375% due 10/01/2009	$65,000	$69,372
AmeriGas Partners LP
7.125% due 05/20/2016	25,000	24,500
7.25% due 05/20/2015	825,000	812,625
Atlantic Richfield Corp.
9.125% due 03/01/2011	95,000	110,533
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	240,000	230,198
Chesapeake Energy Corp.
6.375% due 06/15/2015	25,000	24,250
6.50% due 08/15/2017	1,505,000	1,452,325
6.875% due 01/15/2016	25,000	24,750
6.875% due 11/15/2020	475,000	460,750
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	574,500
Denbury Resources, Inc.
7.50% due 04/01/2013	225,000	230,062
7.50% due 12/15/2015	400,000	409,000
EnCana Corp.
4.60% due 08/15/2009	240,000	241,845
6.50% due 08/15/2034	270,000	272,255
Encore Acquisition Company
7.25% due 12/01/2017	525,000	501,375
Energy Partners, Ltd.
9.75% due 04/15/2014	300,000	247,500
Hess Corp.
6.65% due 08/15/2011	350,000	376,822
7.875% due 10/01/2029	359,000	426,040
Hilcorp Energy I LP
7.75% due 11/01/2015	675,000	632,812
OPTI Canada, Inc.
7.875% due 12/15/2014	515,000	503,413
8.25% due 12/15/2014	175,000	173,250
Petrobras International Finance Company
5.875% due 03/01/2018	280,000	269,513
PetroHawk Energy Corp.
9.125% due 07/15/2013	625,000	642,187
Southern Natural Gas Company
5.90% due 04/01/2017	98,000	95,798
Southwestern Energy Company
7.50% due 02/01/2018	425,000	439,875
W&T Offshore, Inc.
8.25% due 06/15/2014	25,000	23,187

		9,268,737

Domestic Oil - 0.48%
ConocoPhillips Company
5.30% due 04/15/2012	270,000	285,009
5.90% due 10/15/2032	100,000	102,222
Devon Financing Corp., ULC
6.875% due 09/30/2011	683,000	745,482
7.875% due 09/30/2031	335,000	411,622
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	220,000	217,673
5.15% due 09/01/2014	375,000	379,453
EOG Resources, Inc.
5.875% due 09/15/2017	195,000	204,426

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Forest Oil Corp.
7.25% due 06/15/2019		$700,000	$712,250
8.00% due 12/15/2011		400,000	417,000
Marathon Oil Corp.
5.90% due 03/15/2018		430,000	432,236
6.00% due 10/01/2017		240,000	243,466
6.60% due 10/01/2037		80,000	79,485
Range Resources Corp.
6.375% due 03/15/2015		625,000	612,500
7.50% due 05/15/2016		25,000	25,625
7.50% due 10/01/2017		450,000	461,250
Valero Energy Corp.
3.50% due 04/01/2009		100,000	99,367

			5,429,066

Drugs & Health Care - 0.03%
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	55,000	87,769
Wyeth
5.95% due 04/01/2037		$205,000	200,296

			288,065

Educational Services - 0.09%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		200,000	162,000
Education Management Corp.
8.75% due 06/01/2014		450,000	380,250
10.25% due 06/01/2016		625,000	496,875

			1,039,125

Electrical Equipment - 0.03%
General Cable Corp.
7.125% due 04/01/2017		225,000	214,875
7.6056% due 04/01/2015		175,000	150,938

			365,813

Electrical Utilities - 1.35%
AES Corp.
8.875% due 02/15/2011		300,000	314,250
9.375% due 09/15/2010		100,000	105,750
Alabama Power Company
3.2825% due 08/25/2009		110,000	109,578
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		300,000	309,539
Appalachian Power Company
6.375% due 04/01/2036		160,000	147,192
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	281,634
Black Hills Corp.
6.50% due 05/15/2013		225,000	231,709
CenterPoint Energy Transition Bond Company,
LLC, Series A-2
4.97% due 08/01/2014		150,000	155,430
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		95,000	95,145
7.25% due 09/01/2010		175,000	185,969
CMS Energy Corp.
8.50% due 04/15/2011		25,000	26,554
Consumers Energy Company
5.80% due 09/15/2035		100,000	88,389

The accompanying notes are an integral part of the financial statements.
334

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	55,000	$88,323
Edison SpA, EMTN
5.125% due 12/10/2010		45,000	71,596
El Paso Electric Company
6.00% due 05/15/2035		$245,000	217,201
Elia System Operator SA
4.75% due 05/13/2014	EUR	61,000	95,214
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		35,000	57,901
Energy Future Holdings Corp.
10.875% due 11/01/2017		$1,375,000	1,388,750
11.25% due 11/01/2017		2,425,000	2,400,750
Entergy Louisiana LLC
5.83% due 11/01/2010		30,000	29,997
Florida Power Corp.
6.35% due 09/15/2037		230,000	239,003
Illinois Power Company
6.125% due 11/15/2017		120,000	118,662
Jersey Central Power & Light Company
5.65% due 06/01/2017		410,000	401,938
Midamerican Energy Holdings
6.125% due 04/01/2036		105,000	101,486
Mirant Americas Generation LLC
8.30% due 05/01/2011		425,000	433,500
Monongahela Power Company
5.70% due 03/15/2017		265,000	270,952
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	12,000	17,507
National Power Corp.
6.875% due 11/02/2016		$100,000	101,361
7.3425% due 08/23/2011		150,000	159,750
Nevada Power Company
5.875% due 01/15/2015		40,000	39,220
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	234,950
Northern States Power
5.25% due 03/01/2018		130,000	132,205
Orion Power Holdings, Inc.
12.00% due 05/01/2010		550,000	600,875
Pacific Gas & Electric Company
3.60% due 03/01/2009		380,000	379,060
4.80% due 03/01/2014		225,000	226,949
6.05% due 03/01/2034		45,000	44,115
6.35% due 02/15/2038		115,000	116,489
Peco Energy Company
5.35% due 03/01/2018		110,000	111,515
PPL Capital Funding, Inc.
4.33% due 03/01/2009		75,000	75,411
Reliant Energy, Inc.
6.75% due 12/15/2014		700,000	712,250
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	38,000	87,949
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	131,248
8.625% due 03/15/2014		475,000	498,779
Southern California Edison Company
4.65% due 04/01/2015		345,000	341,955

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038		$70,000	$70,159
Southern Company, Series A
5.30% due 01/15/2012		95,000	99,399
Tampa Electric Company
6.15% due 05/15/2037		235,000	219,000
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012		855,000	881,691
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015		650,000	647,562
Union Electric Company
5.40% due 02/01/2016		285,000	283,541
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	48,002
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	236,009
5.10% due 11/30/2012		220,000	228,588
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		305,000	297,481
West Penn Power Company
5.95% due 12/15/2017		225,000	233,711
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	147,114
Xcel Energy, Inc.
7.00% due 12/01/2010		25,000	26,922

			15,397,179

Electronics - 0.19%
Avnet, Inc.
5.875% due 03/15/2014		345,000	356,840
Celestica, Inc.
7.875% due 07/01/2011		450,000	442,125
Flextronics International, Ltd.
6.50% due 05/15/2013		350,000	334,250
L-3 Communications Corp., Series B
6.375% due 10/15/2015		825,000	806,438
Sanmina-SCI Corp.
5.55% due 06/15/2010		194,000	188,180

			2,127,833

Energy - 0.95%
Baker Hughes, Inc.
6.00% due 02/15/2009		295,000	301,331
Cimarex Energy Company
7.125% due 05/01/2017		400,000	397,000
Copano Energy LLC
8.125% due 03/01/2016		600,000	621,000
Duke Capital LLC, Series B
6.75% due 07/15/2018		80,000	84,453
Dynegy Holdings, Inc.
7.75% due 06/01/2019		1,800,000	1,683,000
Enbridge, Inc.
5.60% due 04/01/2017		205,000	206,005
Encore Acquisition Company
6.25% due 04/15/2014		300,000	279,000
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	499,927
6.30% due 09/15/2017		220,000	221,078
Ferrellgas Partners LP
8.75% due 06/15/2012		725,000	736,781

The accompanying notes are an integral part of the financial statements.
335

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Mirant North America LLC
7.375% due 12/31/2013		$350,000	$353,500
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		40,000	40,702
Northwest Pipeline Corp.
5.95% due 04/15/2017		60,000	59,550
NRG Energy, Inc.
7.25% due 02/01/2014		375,000	370,313
7.375% due 02/01/2016		2,380,000	2,332,400
Plains Exploration & Production Company
7.00% due 03/15/2017		650,000	624,000
Progress Energy, Inc.
5.625% due 01/15/2016		380,000	387,516
Reliant Energy, Inc.
7.625% due 12/31/2014		575,000	570,688
7.875% due 12/31/2017		225,000	223,875
Sempra Energy
7.95% due 03/01/2010		100,000	107,430
Valero Energy Corp.
6.125% due 06/15/2017		520,000	525,130
Venoco, Inc.
8.75% due 12/15/2011		100,000	90,750
XTO Energy, Inc.
6.75% due 08/01/2037		150,000	160,432

			10,875,861

Financial Services - 3.60%
AGFC Capital Trust I
6.00% due 01/15/2067		200,000	164,811
AGY Holding Corp.
11.00% due 11/15/2014		250,000	225,000
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	53,000	81,458
American General Finance Corp., MTNI
5.40% due 12/01/2015		$220,000	200,283
American Honda Finance Corp.
4.50% due 05/26/2009		385,000	388,498
Arch Western Finance LLC
6.75% due 07/01/2013		450,000	448,875
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	950,000	1,533,977
BAT International Finance PLC, EMTN
5.375% due 06/29/2017		80,000	117,858
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$178,000	173,312
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		365,000	403,029
Canada Housing Trust
4.80% due 06/15/2012	CAD	920,000	943,662
Capital One Capital IV
6.745% due 02/17/2037		$425,000	303,474
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	126,394
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		235,000	234,697
5.85% due 09/01/2017		170,000	175,938
Caterpillar Financial Services Corp., Series F
4.50% due 09/01/2008		120,000	120,613

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
CenterCredit International BV
8.625% due 01/30/2014		$200,000	$174,160
CIT Group, Inc.
7.625% due 11/30/2012		155,000	128,826
CIT Group, Inc., MTN
3.215% due 08/15/2008		100,000	92,316
CIT Group, Inc., MTNG
4.25% due 09/22/2011	EUR	50,000	50,620
Citigroup, Inc.
3.625% due 02/09/2009		$110,000	109,712
3.875% due 05/21/2010	EUR	74,000	112,388
4.75% due 02/10/2019		55,000	73,750
5.00% due 09/15/2014		$485,000	457,077
5.50% due 08/27/2012		225,000	226,277
5.625% due 08/27/2012		50,000	49,505
5.85% due 07/02/2013		590,000	598,631
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	60,000	78,214
Countrywide Financial Corp.
4.50% due 06/15/2010		$145,000	129,139
Countrywide Funding Corp., MTN
3.25% due 05/21/2008		520,000	509,964
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		530,000	477,514
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		450,000	461,909
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	176,054
ERP Operating LP
3.85% due 08/15/2026		13,000	12,456
Ford Motor Credit Company
5.80% due 01/12/2009		280,000	266,752
5.8275% due 01/15/2010		85,000	71,093
7.375% due 10/28/2009		465,000	423,677
8.7075% due 04/15/2012		2,300,000	2,161,202
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	60,025
Fund American Companies, Inc.
5.875% due 05/15/2013		185,000	192,844
GATX Financial Corp.
5.50% due 02/15/2012		285,000	299,333
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	163,000	243,661
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	288,404
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	130,000	177,587
6.125% due 02/22/2011		$190,000	201,956
General Electric Capital Corp., MTN
5.25% due 10/19/2012		1,045,000	1,085,881
5.625% due 09/15/2017		335,000	342,792
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	530,239
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		680,000	725,016
General Motors Acceptance Corp.
5.625% due 05/15/2009		1,351,000	1,231,172
6.875% due 08/28/2012		1,975,000	1,500,862

The accompanying notes are an integral part of the financial statements.
336

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	75,000	$120,288
GMAC LLC, EMTN
5.75% due 09/27/2010		40,000	47,649
Goldman Sachs Group, Inc.
3.75% due 02/04/2013		75,000	105,109
5.125% due 10/16/2014		100,000	145,461
6.15% due 04/01/2018		$605,000	604,102
6.345% due 02/15/2034		271,000	234,658
6.60% due 01/15/2012		150,000	158,596
6.75% due 10/01/2037		550,000	511,683
6.875% due 01/15/2011		700,000	747,244
GTB Finance BV
8.50% due 01/29/2012		250,000	235,000
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	267,395
5.375% due 03/15/2017		255,000	247,112
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	719,250
8.875% due 04/01/2015		200,000	204,500
9.75% due 04/01/2017		175,000	174,125
HBOS PLC
5.92% due 09/29/2049		400,000	294,271
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	147,686
Icahn Enterprises LP / Icahn Enterprises Finance
Corp.
7.125% due 02/15/2013		500,000	453,750
8.125% due 06/01/2012		50,000	48,750
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	66,000	102,377
International Lease Finance Corp., MTN
5.30% due 05/01/2012		$480,000	471,956
5.45% due 03/24/2011		210,000	209,802
iPayment Investors LP
11.625% due 07/15/2014		391,725	399,559
iPayment, Inc.
9.75% due 05/15/2014		425,000	377,187
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	174,905
6.25% due 01/15/2036		245,000	185,492
John Deere Capital Corp., MTN
4.95% due 12/17/2012		1,030,000	1,066,932
5.50% due 04/13/2017		140,000	143,678
JP Morgan Chase & Company
6.00% due 01/15/2018		565,000	589,194
6.25% due 01/15/2009		335,000	341,149
JP Morgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	58,373
4.375% due 11/12/2019		150,000	196,618
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$110,000	101,319
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		195,000	168,248
JSG Funding PLC
7.75% due 04/01/2015		300,000	262,500
Lehman Brothers Holdings, Inc.
5.75% due 01/03/2017		50,000	45,169

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc., EMTN
4.625% due 03/14/2019	EUR	150,000	$180,459
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012		$430,000	414,922
6.75% due 12/28/2017		70,000	67,292
Lehman Brothers Holdings, Inc., MTNG
3.95% due 11/10/2009		300,000	285,738
Local TV Finance LLC
9.25% due 06/15/2015		200,000	160,250
Lukoil International Finance BV
6.656% due 06/07/2022		125,000	109,687
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033		200,000	147,268
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	143,000	288,629
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$645,000	634,589
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	62,000	87,709
Merrill Lynch & Company, Inc., Series CPI
5.16% due 03/02/2009		$130,000	127,400
Metropolitan Life Global Funding
5.125% due 11/09/2011		435,000	451,641
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049		200,000	162,980
Mizuho Capital Investment 1, Ltd.
5.02% due 06/29/2049	EUR	50,000	69,315
6.686% due 12/31/2049		$120,000	101,642
Morgan Stanley
4.00% due 01/15/2010		500,000	494,012
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	168,341
Morgan Stanley, MTN
5.625% due 01/09/2012		$50,000	50,374
6.625% due 04/01/2018		590,000	590,208
National Rural Utilities Cooperative Finance Corp.
4.375% due 10/01/2010		100,000	101,890
Nationwide Building Society, EMTN
3.375% due 08/17/2015	EUR	53,000	77,592
Nell AF SARL
8.375% due 08/15/2015		$75,000	54,750
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		600,000	582,750
Nexstar Finance, Inc.
7.00% due 01/15/2014		275,000	236,844
Nisource Finance Corp.
3.6625% due 11/23/2009		120,000	116,487
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		100,000	101,716
Nuveen Investments, Inc.
10.50% due 11/15/2015		425,000	364,438
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		750,000	483,750
RBS Global, Inc.
9.50% due 08/01/2014		1,025,000	958,375
11.75% due 08/01/2016		100,000	86,500
Red Arrow International Leasing PLC
8.375% due 06/30/2012	RUB	1,660,777	71,728

The accompanying notes are an integral part of the financial statements.
337

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Repsol International Finance BV, EMTN
4.75% due 02/16/2017	EUR	100,000	$143,293
RWE Finance BV, EMTN
5.375% due 04/18/2008		30,000	47,363
6.375% due 06/03/2013	GBP	160,000	327,434
SLM Corp., Series CPI
5.21% due 04/01/2009		$315,000	300,825
Sovereign Capital Trust VI
7.908% due 06/13/2036		230,000	187,013
Sun Life Financial Global Funding LP
5.08% due 10/06/2013		250,000	250,547
Teco Finance, Inc.
6.572% due 11/01/2017		35,000	35,525
7.00% due 05/01/2012		50,000	53,897
Torchmark Corp.
6.375% due 06/15/2016		220,000	235,845
Toyota Motor Credit Corp.
2.875% due 08/01/2008		215,000	214,651
UBS AG/Jersey, EMTN
4.50% due 09/16/2019	EUR	140,000	186,342
UCI Holdco, Inc.
12.4906% due 12/15/2013		$378,206	329,039
USI Holdings Corp.
6.94% due 11/15/2014		250,000	180,625
Wells Fargo & Company
4.20% due 01/15/2010		475,000	482,928
4.875% due 01/12/2011		210,000	213,644
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	253,544

			40,995,765

Food & Beverages - 0.32%
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	100,000	189,137
B&G Foods, Inc.
8.00% due 10/01/2011		$475,000	459,562
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	72,441
Del Monte Corp.
8.625% due 12/15/2012		$450,000	457,875
General Mills, Inc., MTN
6.378% due 10/15/2008		225,000	228,208
Kellogg Company
4.25% due 03/06/2013		820,000	817,454
Kroger Company
6.15% due 01/15/2020		140,000	143,765
McCormick & Company, Inc.
5.80% due 07/15/2011		120,000	130,082
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	95,973
McDonald's Corp.
5.30% due 03/15/2017		205,000	208,944
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,975
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	45,083
SABMiller PLC
6.20% due 07/01/2011		330,000	350,829

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
SYSCO Corp
5.25% due 02/12/2018		$115,000	$117,670
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	110,000	206,021
William Wrigley Jr. Company
4.65% due 07/15/2015		$50,000	50,383
YUM Brands, Inc.
7.65% due 05/15/2008		100,000	100,531

			3,704,933

Forest Products - 0.03%
Verso Paper Holdings LLC and Verson Paper Inc,
Series B
6.9894% due 08/01/2014		375,000	316,875
Weyerhaeuser Company
7.375% due 03/15/2032		85,000	84,011

			400,886

Gas & Pipeline Utilities - 0.45%
Atmos Energy Corp.
4.00% due 10/15/2009		190,000	189,088
5.95% due 10/15/2034		35,000	30,470
Boardwalk Pipelines LLC
5.50% due 02/01/2017		85,000	83,365
Colorado Interstate Gas Company
5.95% due 03/15/2015		125,000	123,737
Duke Capital LLC
7.50% due 10/01/2009		110,000	114,910
Dynegy Holdings, Inc.
7.50% due 06/01/2015		575,000	539,063
El Paso Natural Gas Company
5.95% due 04/15/2017		98,000	96,123
Kinder Morgan Finance Company
5.70% due 01/05/2016		440,000	416,900
Kinder Morgan, Inc.
6.50% due 09/01/2012		139,000	140,944
National Gas Company
6.05% due 01/15/2036		100,000	93,592
National Gas Company of Trinidad & Tobago, Ltd.
6.05% due 01/15/2036		100,000	93,152
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008		135,000	135,168
Piedmont Natural Gas Company
6.00% due 12/19/2033		10,000	9,522
Praxair, Inc.
4.625% due 03/30/2015		455,000	459,745
5.20% due 03/15/2017		205,000	208,387
Sabine Pass LNG LP
7.50% due 11/30/2016		415,000	400,475
Southern California Gas Company
5.75% due 11/15/2035		305,000	295,831
Sunoco, Inc.
4.875% due 10/15/2014		25,000	24,910
5.75% due 01/15/2017		240,000	237,051
Williams Companies, Inc.
7.75% due 06/15/2031		550,000	584,375
8.125% due 03/15/2012		630,000	688,275
8.75% due 03/15/2032		25,000	28,875

The accompanying notes are an integral part of the financial statements.
338

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Williams Companies, Inc., Series A
7.50% due 01/15/2031		$125,000	$130,312

			5,124,270

Healthcare Products - 0.15%
Bausch & Lomb, Inc.
9.875% due 11/01/2015		700,000	712,250
Invacare Corp.
9.75% due 02/15/2015		125,000	125,625
Johnson & Johnson
4.75% due 11/06/2019	EUR	50,000	78,568
Medtronic, Inc., Series B
4.375% due 09/15/2010		$125,000	127,751
4.75% due 09/15/2015		360,000	352,631
Universal Hospital Services, Inc.
8.2875% due 06/01/2015		200,000	178,000
8.50% due 06/01/2015		100,000	100,000

			1,674,825

Healthcare Services - 0.35%
Cardinal Health, Inc.
2.958% due 10/02/2009		250,000	243,373
Centene Corp.
7.25% due 04/01/2014		400,000	372,000
CRC Health Corp.
10.75% due 02/01/2016		100,000	94,000
DaVita, Inc.
6.625% due 03/15/2013		525,000	509,250
7.25% due 03/15/2015		925,000	901,875
U.S. Oncology Holdings, Inc., PIK, Series S/A
7.9493% due 03/15/2012		331,706	255,414
UnitedHealth Group, Inc.
5.375% due 03/15/2016		335,000	317,605
US Oncology, Inc.
9.00% due 08/15/2012		125,000	124,375
10.75% due 08/15/2014		200,000	197,500
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	553,437
WellPoint, Inc.
4.25% due 12/15/2009		35,000	34,943
5.00% due 01/15/2011		415,000	418,864

			4,022,636

Holdings Companies/Conglomerates - 0.09%
ERP Operating LP
5.25% due 09/15/2014		200,000	185,572
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	88,836
Visant Corp.
7.625% due 10/01/2012		$300,000	291,750
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		525,000	490,875

			1,057,033

Homebuilders - 0.12%
Centex Corp.
4.55% due 11/01/2010		145,000	127,600
5.45% due 08/15/2012		235,000	198,575

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Homebuilders (continued)
D.R. Horton, Inc.
4.875% due 01/15/2010		$65,000	$59,637
6.50% due 04/15/2016		245,000	218,050
Lennar Corp., Series B
5.60% due 05/31/2015		390,000	288,600
5.95% due 10/17/2011		25,000	21,125
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	51,084
NVR, Inc.
5.00% due 06/15/2010		100,000	99,418
Pulte Homes, Inc.
4.875% due 07/15/2009		65,000	61,425
5.20% due 02/15/2015		310,000	263,500
Ryland Group, Inc.
5.375% due 01/15/2015		25,000	21,707

			1,410,721

Hotels & Restaurants - 0.21%
Gaylord Entertainment Company
6.75% due 11/15/2014		300,000	261,000
Harrah's Operating Company, Inc.
5.50% due 07/01/2010		1,285,900	1,125,162
O'Charleys, Inc.
9.00% due 11/01/2013		225,000	204,750
OSI Restaurant Partners, Inc.
10.00% due 05/15/2015		800,000	504,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		150,000	138,000
Restaurant Company
10.00% due 10/01/2013		200,000	124,000

			2,356,912

Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011		135,000	141,365

Household Products - 0.04%
Simmons Bedding Company
7.875% due 01/15/2014		225,000	184,500
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		300,000	242,250

			426,750

Industrial Machinery - 0.03%
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	360,000

Industrials - 0.05%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		165,000	165,208
WCA Waste Corp.
9.25% due 06/15/2014		400,000	399,000

			564,208

Insurance - 0.49%
ACE INA Holdings, Inc.
5.70% due 02/15/2017		255,000	253,881
5.875% due 06/15/2014		130,000	134,296
Alliant Holdings I, Inc.
11.00% due 05/01/2015		175,000	140,000
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	93,185

The accompanying notes are an integral part of the financial statements.
339

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
American International Group, Inc., Series A3
4.875% due 03/15/2067	EUR	150,000	$177,785
ASIF II, EMTN
5.625% due 02/01/2012	GBP	167,000	316,238
Genworth Financial, Inc.
5.75% due 06/15/2014		$329,000	327,685
6.15% due 11/15/2066		153,000	127,787
Highmark, Inc.
6.80% due 08/15/2013		185,000	211,766
HUB International Holdings, Inc.
9.00% due 12/15/2014		825,000	643,500
10.25% due 06/15/2015		525,000	383,250
Lincoln National Corp.
6.05% due 04/20/2067		145,000	126,777
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	38,000	60,295
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049		100,000	134,067
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		$110,000	95,490
New York Life Global Funding
4.625% due 08/16/2010		215,000	222,415
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	144,124
NLV Financial Corp.
7.50% due 08/15/2033		$265,000	288,349
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	16,855
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	162,783
5.50% due 05/14/2009	EUR	38,000	59,705
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	161,431
Principal Life Global Funding I
5.25% due 01/15/2013		160,000	163,115
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	35,947
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	38,000	59,787
Prudential Funding LLC, MTN
6.60% due 05/15/2008		$150,000	150,457
RLI Corp.
5.95% due 01/15/2014		15,000	15,059
Security Benefit Life Insurance Company
7.45% due 10/01/2033		80,000	72,970
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		150,000	156,666

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	167,000	323,225
USI Holdings Corp.
9.75% due 05/15/2015		$225,000	162,563
Willis North America, Inc.
6.20% due 03/28/2017		195,000	194,599

			5,616,052

International Oil - 0.38%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		65,000	64,647

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

International Oil (continued)
Gaz Capital for Gazprom
7.288% due 08/16/2037		$840,000	$766,258
8.625% due 04/28/2034		165,000	187,688
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	213,605
Newfield Exploration Company
6.625% due 09/01/2014		$30,000	29,550
Pemex Project Funding Master Trust
4.168% due 06/15/2010		355,000	353,048
5.75% due 03/01/2018		250,000	255,095
6.25% due 08/05/2013	EUR	150,000	243,183
Petroleos de Venezuela SA
5.25% due 04/12/2017		$505,000	331,280
5.375% due 04/12/2027		1,050,000	603,750
PF Export Receivables Master Trust
6.436% due 06/01/2015		52,652	53,338
Transocean, Inc.
3.2143% due 09/05/2008		250,000	248,753
5.25% due 03/15/2013		465,000	475,177
XTO Energy, Inc.
5.65% due 04/01/2016		240,000	246,201
YPF SA, MTNC
10.00% due 11/02/2028		195,000	210,600

			4,282,173

Investment Companies - 0.06%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	96,360
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049		$300,000	254,139
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011		180,000	184,683
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	113,514

			648,696

Leisure Time - 0.54%
AMC Entertainment, Inc.
11.00% due 02/01/2016		$175,000	163,844
Chukchansi Economic Development Authority
8.2375% due 11/15/2012		125,000	108,125
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015		300,000	211,500
International Speedway Corp.
4.20% due 04/15/2009		80,000	80,447
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	176,313
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	47,263
MGM Mirage, Inc.
8.50% due 09/15/2010		$850,000	877,625
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		200,000	174,000
9.75% due 04/01/2010		125,000	120,625
Park Place Entertainment Corp.
7.875% due 03/15/2010		650,000	609,375
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012		525,000	494,812
Pokagon Gaming Authority
10.375% due 06/15/2014		606,000	639,330

The accompanying notes are an integral part of the financial statements.
340

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013	$100,000	$93,512
San Pasqual Casino Development Group
8.00% due 09/15/2013	25,000	23,312
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	550,000	486,750
Speedway Motorsports, Inc.
6.75% due 06/01/2013	380,000	370,500
Travelport LLC
7.7006% due 09/01/2014	75,000	60,750
11.875% due 09/01/2016	425,000	361,250
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,125,000	1,082,812

		6,182,145

Liquor - 0.00%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	40,000	41,338

Manufacturing - 0.36%
3M Company, MTN
5.125% due 11/06/2009	95,000	99,086
5.70% due 03/15/2037	225,000	222,476
Cooper US, Inc.
6.10% due 07/01/2017	210,000	221,662
General Dynamics Corp.
4.50% due 08/15/2010	315,000	324,252
General Electric Company
5.25% due 12/06/2017	255,000	254,648
Harland Clarke Holdings Corp.
7.815% due 05/15/2015	725,000	449,500
Honeywell International, Inc.
4.25% due 03/01/2013	275,000	277,784
5.30% due 03/01/2018	255,000	261,309
Procter & Gamble Company
4.95% due 08/15/2014	370,000	387,169
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011	224,000	168,000
Sally Holdings LLC
9.25% due 11/15/2014	400,000	399,000
10.50% due 11/15/2016	100,000	92,500
SPX Corp.
7.625% due 12/15/2014	425,000	437,750
Susser Holdings LLC
10.625% due 12/15/2013	123,000	126,382
Trinity Industries, Inc.
6.50% due 03/15/2014	375,000	363,750

		4,085,268

Medical-Hospitals - 0.63%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,225,000	2,233,344
HCA, Inc.
9.25% due 11/15/2016	2,275,000	2,360,313
9.625% due 11/15/2016	175,000	181,562
Health Management Associates, Inc.
3.70% due 08/16/2020	990,840	831,067
6.125% due 04/15/2016	1,300,000	1,098,500

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
United Surgical Partners International, Inc.
8.875% due 05/01/2017	$450,000	$423,000

		7,127,786

Metal & Metal Products - 0.13%
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021	100,000	103,750
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	875,000	708,750
Hawk Corp.
8.75% due 11/01/2014	300,000	304,500
PNA Group, Inc.
10.75% due 09/01/2016	475,000	413,250

		1,530,250

Mining - 0.46%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	525,000	553,875
8.375% due 04/01/2017	3,255,000	3,454,369
Placer Dome, Inc.
6.45% due 10/15/2035	340,000	327,594
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	135,000	134,031
Vale Overseas, Ltd.
6.25% due 01/23/2017	480,000	478,021
6.875% due 11/21/2036	250,000	243,929

		5,191,819

Office Furnishings & Supplies - 0.04%
ACCO Brands Corp.
7.625% due 08/15/2015	150,000	132,750
Interface, Inc.
10.375% due 02/01/2010	275,000	287,375

		420,125

Paper - 0.35%
Boise Cascade LLC
7.125% due 10/15/2014	530,000	494,225
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	70,000	69,985
8.625% due 08/15/2010	180,000	199,873
Domtar Corp.
5.375% due 12/01/2013	150,000	131,250
7.125% due 08/15/2015	475,000	447,688
9.50% due 08/01/2016	50,000	51,000
Georgia-Pacific Corp.
7.00% due 01/15/2015	525,000	492,187
7.125% due 01/15/2017	450,000	416,250
8.125% due 05/15/2011	300,000	297,750
Jefferson Smurfit Corp.
8.25% due 10/01/2012	150,000	135,187
NewPage Corp.
10.00% due 05/01/2012	275,000	279,125
10.00% due 05/01/2012	75,000	76,125
12.00% due 05/01/2013	350,000	350,875
Rock-Tenn Company
8.20% due 08/15/2011	250,000	256,250
9.25% due 03/15/2016	250,000	258,750

		3,956,520

The accompanying notes are an integral part of the financial statements.
341

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Petroleum Services - 0.32%
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		$100,000	$101,500
7.75% due 05/15/2017		1,775,000	1,801,625
Complete Production Services, Inc.
8.00% due 12/15/2016		625,000	600,000
EnCana Corp.
5.90% due 12/01/2017		380,000	389,524
Halliburton Company
5.50% due 10/15/2010		420,000	442,207
Key Energy Services, Inc.
8.375% due 12/01/2014		225,000	224,437
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	117,533

			3,676,826

Pharmaceuticals - 0.14%
AstraZeneca PLC
5.40% due 06/01/2014		50,000	53,141
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	54,000	84,907
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	197,024
Hospira, Inc.
4.95% due 06/15/2009		80,000	80,322
Omnicare, Inc.
6.75% due 12/15/2013		300,000	267,750
6.875% due 12/15/2015		700,000	609,000
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		320,000	322,193

			1,614,337

Pipelines - 0.20%
Buckeye Partners LP
6.05% due 01/15/2018		145,000	148,095
TEPPCO Partners LP
5.90% due 04/15/2013		330,000	333,218
7.55% due 04/15/2038		520,000	524,280
Texas Gas Transmission LLC
5.50% due 04/01/2013		1,220,000	1,221,548

			2,227,141

Publishing - 0.15%
Idearc, Inc.
8.00% due 11/15/2016		750,000	485,625
Nielsen Finance LLC
10.00% due 08/01/2014		200,000	199,000
Sun Media Corp.
7.625% due 02/15/2013		225,000	212,625
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015		525,000	375,375
Valassis Communications, Inc.
8.25% due 03/01/2015		475,000	390,688

			1,663,313

Railroads & Equipment - 0.16%
American Railcar Industries, Inc.
7.50% due 03/01/2014		625,000	550,000
Canadian National Railway Company
6.25% due 08/01/2034		184,000	178,599

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Railroads & Equipment (continued)
Greenbrier Companies, Inc.
8.375% due 05/15/2015	$425,000	$399,500
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	100,000	103,250
Norfolk Southern Corp.
5.59% due 05/17/2025	25,000	22,886
6.00% due 04/30/2008	200,000	200,319
7.25% due 02/15/2031	30,000	32,965
Union Pacific Corp.
3.875% due 02/15/2009	125,000	125,532
5.70% due 08/15/2018	220,000	221,461

		1,834,512

Real Estate - 0.32%
AMB Property LP, MTN
5.90% due 08/15/2013	40,000	40,660
AvalonBay Communities, Inc., REIT, MTN
4.95% due 03/15/2013	55,000	51,843
6.125% due 11/01/2012	175,000	174,715
6.625% due 09/15/2011	255,000	264,254
BF Saul, REIT
7.50% due 03/01/2014	150,000	133,125
Camden Property Trust, REIT
4.375% due 01/15/2010	80,000	78,100
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	25,000	24,626
Federal Realty Investment Trust
6.00% due 07/15/2012	155,000	157,703
Felcor Lodging LP, REIT
8.50% due 06/01/2011	250,000	245,000
Hospitality Properties Trust
5.625% due 03/15/2017	255,000	204,500
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	1,100,000	1,028,500
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	55,000	52,841
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	200,000	171,091
Regency Centers LP, REIT
5.875% due 06/15/2017	120,000	109,903
Simon Property Group LP, REIT
4.60% due 06/15/2010	125,000	124,039
5.75% due 12/01/2015	340,000	323,431
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	465,000	448,725
Vornado Realty LP, REIT
4.50% due 08/15/2009	35,000	34,279

		3,667,335

Retail - 0.23%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014	550,000	367,125
Costco Wholesale Corp.
5.30% due 03/15/2012	175,000	184,345
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	185,000	176,267
Ferrellgas Escrow LLC
6.75% due 05/01/2014	275,000	268,125

The accompanying notes are an integral part of the financial statements.
342

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Retail (continued)
Home Depot, Inc.
3.75% due 09/15/2009		$100,000	$99,002
5.20% due 03/01/2011		165,000	166,647
5.40% due 03/01/2016		220,000	206,788
JC Penney Company, Inc.
7.375% due 08/15/2008		95,000	95,796
Leslie's Poolmart
7.75% due 02/01/2013		275,000	250,250
Sunstate Equipment Company LLC
10.50% due 04/01/2013		475,000	365,750
Target Corp.
5.875% due 07/15/2016		415,000	430,112

			2,610,207

Retail Grocery - 0.11%
Couche-Tard US LP
7.50% due 12/15/2013		650,000	648,375
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	74,036
Safeway, Inc.
4.125% due 11/01/2008		$55,000	55,188
The Kroger Company
8.05% due 02/01/2010		500,000	533,200

			1,310,799

Retail Trade - 0.37%
Delhaize Group
6.50% due 06/15/2017		105,000	108,434
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	70,081
6.25% due 04/01/2008		200,000	200,000
FTD, Inc.
7.75% due 02/15/2014		500,000	440,000
GSC Holdings Corp.
8.00% due 10/01/2012		1,175,000	1,242,562
JC Penney Company, Inc.
9.00% due 08/01/2012		370,000	406,981
Neiman Marcus Group, Inc.
9.00% due 10/15/2015		525,000	525,000
Payless Shoesource, Inc.
8.25% due 08/01/2013		25,000	22,000
Target Corp.
7.50% due 08/15/2010		150,000	162,758
The Pantry, Inc.
7.75% due 02/15/2014		350,000	308,000
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	200,000	393,480
6.875% due 08/10/2009		$310,000	327,239

			4,206,535

Sanitary Services - 0.24%
Allied Waste North America, Inc.
6.875% due 06/01/2017		625,000	612,500
7.25% due 03/15/2015		475,000	474,406
7.875% due 04/15/2013		225,000	231,469
Casella Waste Systems, Inc.
9.75% due 02/01/2013		875,000	855,312
Oakmont Asset Trust
4.514% due 12/22/2008		20,000	20,190

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Sanitary Services (continued)
Waste Management, Inc.
6.10% due 03/15/2018	$530,000	$525,984
7.375% due 05/15/2029	15,000	16,028

		2,735,889

Semiconductors - 0.28%
Avago Technologies Finance
10.125% due 12/01/2013	375,000	395,625
Flextronics International, Ltd.
6.25% due 11/15/2014	125,000	115,000
Freescale Semiconductor, Inc.
6.675% due 12/15/2014	425,000	293,250
8.875% due 12/15/2014	800,000	626,000
National Semiconductor Corp.
6.15% due 06/15/2012	305,000	311,513
NXP BV / NXP Funding LLC
7.0075% due 10/15/2013	675,000	556,875
9.50% due 10/15/2015	200,000	164,500
Spansion LLC
11.25% due 01/15/2016	200,000	122,000
STATS ChipPAC, Ltd.
6.75% due 11/15/2011	75,000	75,750
7.50% due 07/19/2010	475,000	491,625

		3,152,138

Software - 0.05%
Oracle Corp.
5.00% due 01/15/2011	425,000	435,987
Serena Software, Inc.
10.375% due 03/15/2016	100,000	92,125
SS&C Technologies, Inc.
11.75% due 12/01/2013	75,000	74,438

		602,550

Steel - 0.12%
Evraz Group SA
8.25% due 11/10/2015	100,000	98,000
Gerdau Ameristeel Corp.
10.375% due 07/15/2011	150,000	156,750
GTL Trade Finance, Inc.
7.25% due 10/20/2017	125,000	129,487
Metals USA, Inc.
11.125% due 12/01/2015	250,000	245,000
Ryerson, Inc.
12.00% due 11/01/2015	325,000	307,125
Steel Dynamics, Inc.
6.75% due 04/01/2015	140,000	137,200
Tube City IMS Corp.
9.75% due 02/01/2015	275,000	242,000

		1,315,562

Telecommunications Equipment &
Services - 1.12%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012	450,000	427,500
Citizens Communications Company
6.625% due 03/15/2015	50,000	45,000
7.125% due 03/15/2019	1,325,000	1,159,375
9.00% due 08/15/2031	1,250,000	1,093,750

The accompanying notes are an integral part of the financial statements.
343

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		$75,000	$75,049
Digicel Group, Ltd.
8.875% due 01/15/2015		750,000	626,250
Digicel, Ltd.
9.25% due 09/01/2012		800,000	794,000
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	235,000
France Telecom SA
7.75% due 03/01/2011		546,000	592,051
GCI, Inc.
7.25% due 02/15/2014		425,000	350,625
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		225,000	226,687
iPCS, Inc.
5.3644% due 05/01/2013		450,000	346,500
6.4894% due 05/01/2014		400,000	308,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	77,213
6.00% due 03/15/2010		88,000	71,060
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	589,875
Nortel Networks, Ltd.
8.5075% due 07/15/2011		925,000	793,188
10.125% due 07/15/2013		75,000	68,625
Orascom Telecom Finance SCA
7.875% due 02/08/2014		110,000	103,061
Paetec Holding Corp.
9.50% due 07/15/2015		575,000	529,000
PanAmSat Corp.
9.00% due 08/15/2014		575,000	579,312
SBC Communications, Inc.
5.625% due 06/15/2016		550,000	551,560
6.45% due 06/15/2034		385,000	376,251
Suncom Wireless, Inc.
8.50% due 06/01/2013		550,000	572,688
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		175,000	176,750
Verizon Communications, Inc.
4.35% due 02/15/2013		725,000	710,399
Verizon Global Funding Corp.
6.875% due 06/15/2012		50,000	53,903
7.25% due 12/01/2010		95,000	102,028
7.75% due 12/01/2030		320,000	347,682
West Corp.
9.50% due 10/15/2014		450,000	402,750
Wind Acquisition Finance SA
10.75% due 12/01/2015		425,000	433,500

			12,818,632

Telephone - 1.02%
Alltel Corp.
7.00% due 07/01/2012		525,000	420,000
AT&T Corp.
7.3 due 11/15/2011		165,000	178,717
AT&T, Inc.
3.2775% due 11/14/2008		85,000	85,009
4.375% due 03/15/2013	EUR	100,000	149,231

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
AT&T, Inc. (continued)
4.95% due 01/15/2013		$175,000	$175,593
5.30% due 11/15/2010		175,000	181,578
British Telecommunications PLC
5.15% due 01/15/2013		725,000	714,451
8.00% due 12/07/2016	GBP	150,000	324,621
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	150,971
France Telecom SA, EMTN
7.25% due 01/28/2013		135,000	232,819
Nordic Telephone Company Holdings
8.25% due 05/01/2016		100,000	148,402
8.875% due 05/01/2016		$875,000	848,750
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		1,550,000	1,457,000
Qwest Corp.
6.05% due 06/15/2013		125,000	112,500
6.50% due 06/01/2017		100,000	90,250
7.50% due 10/01/2014		400,000	390,000
7.875% due 09/01/2011		100,000	99,750
8.875% due 03/15/2012		100,000	102,000
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	117,520
Sprint Capital Corp.
6.90% due 05/01/2019		$540,000	425,250
7.625% due 01/30/2011		725,000	670,625
8.375% due 03/15/2012		145,000	134,125
Sprint Nextel Corp.
3.055% due 06/28/2010		145,000	123,665
6.00% due 12/01/2016		225,000	174,938
Telecom Italia Capital SA
4.00% due 01/15/2010		130,000	127,527
5.25% due 11/15/2013		475,000	443,835
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	240,000	380,522
7.25 due 04/20/2011		70,000	112,143
Telefonica Emisiones SAU
5.855% due 02/04/2013		$50,000	50,491
5.984% due 06/20/2011		180,000	185,355
6.221% due 07/03/2017		305,000	306,902
6.421% due 06/20/2016		335,000	343,349
Telefonica Emisiones SAU, EMTN
4.674% due 02/07/2014	EUR	100,000	149,727
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$105,000	105,017
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		200,000	204,275
Windstream Corp.
8.125% due 08/01/2013		100,000	98,250
8.625% due 08/01/2016		1,360,000	1,336,200
Windstream Regatta Holdings, Inc.
11.00% due 12/01/2017		475,000	289,750

			11,641,108

Tires & Rubber - 0.01%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		125,000	94,688

The accompanying notes are an integral part of the financial statements.
344

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Tobacco - 0.04%
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	50,000	$71,334
6.875% due 06/13/2012	GBP	47,000	94,100
Reynolds American, Inc.
6.50% due 07/15/2010		$50,000	51,000
7.25% due 06/01/2013		175,000	185,353

			401,787

Toys, Amusements & Sporting Goods - 0.02%
Hasbro, Inc.
6.30% due 09/15/2017		180,000	188,068

Transportation - 0.30%
Bombardier, Inc.
6.30% due 05/01/2014		575,000	546,250
6.75% due 05/01/2012		200,000	198,000
7.45% due 05/01/2034		375,000	350,625
Bristow Group, Inc.
6.125% due 06/15/2013		400,000	384,000
7.50% due 09/15/2017		500,000	502,500
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		429,000	429,581
6.15% due 05/01/2037		432,000	414,506
Canadian National Railway Company
6.375% due 11/15/2037		65,000	63,573
CHC Helicopter Corp.
7.375% due 05/01/2014		325,000	323,781
FedEx Corp.
5.50% due 08/15/2009		220,000	225,283

			3,438,099

Trucking & Freight - 0.01%
Saint Acquisition Corp.
12.50% due 05/15/2017		300,000	122,250

Utility Service - 0.11%
Consumers Energy Company, Series F
4.00% due 05/15/2010		250,000	250,364
Consumers Energy Company, Series J
6.00% due 02/15/2014		165,000	170,494
Pacificorp
6.25% due 10/15/2037		140,000	141,452
Public Service Company of New Mexico
4.40% due 09/15/2008		185,000	184,613
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	334,166
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	62,208
4.875% due 05/28/2013		45,000	69,984
5.875% due 02/01/2012		29,000	47,169

			1,260,450

TOTAL CORPORATE BONDS (Cost $296,173,947)			$286,285,884

CONVERTIBLE BONDS - 0.05%

Automobiles - 0.01%
Ford Motor Company
4.25% due 12/15/2036		$191,000	163,783

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)

Coal - 0.04%
Peabody Energy Corp.
4.75% due 12/15/2066	$400,000	$454,000

TOTAL CONVERTIBLE BONDS (Cost $646,549)		$617,783

MUNICIPAL BONDS - 0.49%

Alabama - 0.02%
Mobile Industrial Development Board
5.00% due 06/01/2034	215,000	217,137

California - 0.03%
California Health Facilities Financing Authority
4.85% due 07/01/2031	200,000	200,000
State of California
5.25% due 04/01/2034	90,000	100,782
5.50% due 11/01/2033	80,000	82,314

		383,096

District of Columbia - 0.03%
District of Columbia
4.75% due 06/01/2031	360,000	336,287

Florida - 0.07%
Florida State Board of Education
5.00% due 07/01/2017	180,000	193,504
Florida State Turnpike Authority
4.75% due 07/01/2031	215,000	198,995
Orange County Florida Tourist Development
5.00% due 10/01/2018	355,000	377,333

		769,832

Georgia - 0.06%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	230,000	253,763
5.50% due 11/01/2016	170,000	188,105
State of Georgia
5.00% due 07/01/2019	265,000	286,028

		727,896

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	113,885

Maryland - 0.08%
County of Baltimore MD
5.00% due 02/01/2038	210,000	211,445
Maryland State Transportation Authority
5.00% due 07/01/2041	360,000	359,971
State of Maryland
5.00% due 08/01/2019	350,000	380,090

		951,506

Missouri - 0.04%
Missouri State Highways & Transit Commission
5.00% due 02/01/2018	460,000	505,292

New Jersey - 0.02%
New Jersey State Transportation Trust Fund
Authority
5.25% due 12/15/2021	175,000	188,491

New York - 0.03%
New York City Housing Development Corp.
6.42% due 11/01/2027	145,000	155,787

The accompanying notes are an integral part of the financial statements.
345

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

New York (continued)
New York State Urban Development Corp.
5.50% due 03/15/2018	$175,000	$196,747

		352,534

North Carolina - 0.03%
North Carolina Capital Facilities Finance Agency
5.00% due 10/01/2044	360,000	355,237

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	65,255

Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	260,000	282,945

West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	335,000	319,376

TOTAL MUNICIPAL BONDS (Cost $5,539,574)		$5,568,769

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.62%
American Tower Trust, Series 2007-1A, Class D
5.957% due 04/15/2037	350,000	321,932
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	267,999	261,086
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	662,262
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	650,000	639,342
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.0926% due 02/25/2034	193,271	189,464
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1979% due 05/25/2034	92,861	85,638
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7484% due 09/25/2034	195,686	197,258
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8704% due 10/25/2034	97,276	91,414
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0899% due 11/25/2035	369,676	354,045
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2551% due 11/25/2035	232,152	215,910
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	61,804	61,824
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	267,513
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	687,394	686,232

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	$492,000	$474,647
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	78,578	77,898
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	375,846
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042	222,407	220,221
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	24,994	24,899
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.7115% due 09/11/2038	2,010,000	2,027,843
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	48,939
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038	166,595	166,796
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	600,000	587,686
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	618,245	607,400
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050	45,000	44,290
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	310,000	309,570
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	223,128	222,609
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.226% due 09/15/2020	700,000	698,760
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	1,175,000	1,151,871
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A1
5.935% due 05/10/2012	400,000	396,062
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.2207% due 03/10/2017	1,850,000	1,729,894
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4
5.8164% due 12/10/2049	975,000	974,489
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	148,430	147,765
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	262,430	259,123

The accompanying notes are an integral part of the financial statements.
346

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	$675,000	$663,756
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	277,060	275,047
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A1
3.819% due 05/15/2036	118,551	114,080
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	561,217
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	504,845	514,325
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	1,379	1,378
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	401,848	408,168
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	179,719	13,586
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	53,185	4,540
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	104,999	2,717
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	9,584	9,574
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	218,000	222,308
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	721,000	738,069
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	211,562	220,710
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	190,498	195,017
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	96,615	97,434
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	202,449	203,869
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	600,000	613,869
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	92,960
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	453,071	471,198

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	$216,420	$225,594
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	163,396	167,409
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	306,284	313,719
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	1,011,697	1,053,530
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	172,623	179,785
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	316,375	318,422
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	370,978	376,461
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	725,000	750,444
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	49,456	49,387
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	8,093	6,539
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	205,358	206,117
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	171,719	178,644
Federal National Mortgage Association, Series
2003-32, ClassPG
5.00% due 10/25/2027	350,000	353,878
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	32,521	1,532
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	400,000	404,697
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	105,634	105,547
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	54,255	54,498
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	375,000	388,398
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	352,450	358,835
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	30,264	6,282

The accompanying notes are an integral part of the financial statements.
347

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	$400,000	$410,516
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	356,324	355,778
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	429,000	448,976
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	39,378	41,793
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	36,855	32,096
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	260,575	275,361
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	340,865	361,605
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	484,366	495,401
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033	59,000	56,557
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	241,787	201,108
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030	49,000	49,401
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	927,000	957,149
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	136,268
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	137,306	136,372
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,660,000	1,637,602
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042	600,000	579,431
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042	124,000	118,640
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 10/10/2011	287,707	284,820
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	48,647
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038	500,000	498,555

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	$811,493	$820,694
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	231,816	236,103
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	694,161	675,915
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	6,551	6,521
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042	533,000	507,880
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044	60,000	59,479
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	198,481	196,699
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	247,893	245,721
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
5.8189% due 06/15/2049	440,000	439,499
LB-UBS Commercial Mortgage Trust, Series
2007-C2, Class A3
5.43% due 02/15/2040	50,000	48,539
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	471,054	468,364
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,375,000	1,353,658
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029	640,000	636,650
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	688,000	671,178
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	388,878	387,008
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,992,500	1,939,688
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.811% due 08/12/2041	460,000	467,306
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044	1,200,000	1,163,602
Morgan Stanley Capital I, Series 2007-IQ14, Class
A4
5.692% due 04/15/2049	600,000	590,792
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.8816% due 06/11/2049	575,000	577,778
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	666,884	662,253

The accompanying notes are an integral part of the financial statements.
348

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.6504% due 06/13/2042	$400,000	$395,650
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6504% due 06/11/2042	625,000	618,654
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.28% due 01/11/2043	1,950,000	1,988,973
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	24,546	24,585
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	320,538
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	174,711	175,165
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032	875,207	898,661
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5994% due 03/15/2025	16,123	17,963
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.7993% due 01/25/2034	538,583	491,103
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5422% due 03/25/2035	401,026	389,338
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9359% due 03/25/2035	240,564	225,461
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0229% due 09/25/2036	1,369,739	1,311,762
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.6648% due 10/25/2036	984,153	939,833

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,474,854)		$52,583,157

ASSET BACKED SECURITIES - 2.38%
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	475,000	473,291
Volkswagen Auto Loan Enhanced Trust, Series
2005-1, Class A4
4.86% due 04/20/2012	780,000	788,804
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	450,000	458,719
Citibank Credit Card Issuance Trust, Series
2006-A2, Class A2
4.85% due 02/10/2011	1,075,000	1,089,708
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,975,000	1,843,919
BA Credit Card Trust, Series 2006-A9, Class A9
2.8275% due 02/15/2013	1,125,000	1,098,552
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	48,365	46,605
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	345,327

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013	$135,000	$139,027
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010	275,000	279,096
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010	1,550,000	1,573,277
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
2.9275% due 03/20/2010	300,000	296,396
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
5.0675% due 07/15/2016	40,000	32,668
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	335,000	326,283
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
3.1075% due 04/15/2013	130,000	113,986
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
3.5675% due 11/15/2012	1,125,000	1,121,402
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	540,000	546,286
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	19,634	17,456
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
3.3387% due 10/25/2032	10,828	9,175
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	127,463	127,459
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,145,068
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	325,000	329,304
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	285,487
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	460,707
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	717,795
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	345,000	353,247
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014	287,000	290,246
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	23,704	23,608
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	28,930	28,908

The accompanying notes are an integral part of the financial statements.
349

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	$450,000	$457,227
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	226,694
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	485,000	495,627
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/15/2012	330,000	334,190
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	45,000	45,273
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	225,000	228,865
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014	240,000	243,599
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	120,000	121,291
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028	627,419	656,066
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028	21,179	22,043
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028	230,161	239,865
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
3.1075% due 10/15/2013	425,000	360,804
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,350,000	1,368,539
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 07/15/2010	625,000	620,249
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013	350,000	360,519
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	109,075	107,769
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	527,637
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	407,037
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	47,200	48,089
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	412,000	451,895
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	284,000	299,874

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033		$22,343	$20,917
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015		5,251	4,724
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		328,867	328,926
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		525,000	514,114
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		140,000	140,802
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013		780,000	808,038
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		1,200,000	1,219,934
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012		425,000	428,340
Volkswagen Auto Loan Enhanced Trust, Series
2007-1, Class A3
5.20% due 01/20/2010		240,000	242,699
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		385,000	391,869
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class A3A
5.29% due 04/20/2012		350,000	357,748
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048		500,000	495,115
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	226,075

TOTAL ASSET BACKED SECURITIES
(Cost $27,043,416)			$27,164,259

SUPRANATIONAL OBLIGATIONS - 0.39%

Banking - 0.05%
Asian Development Bank, MTN
5.50% due 02/15/2016	AUD	650,000	540,979

Supranational - 0.34%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	903,318
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	990,000	1,625,427
Inter-American Development Bank, Series MPLE
4.40% due 01/26/2026	CAD	745,000	702,432
International Bank for Reconstruction &
Development, MTNG
9.75% due 08/02/2010	ZAR	900,000	108,178
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	490,000	456,322

The accompanying notes are an integral part of the financial statements.
350

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)

Supranational (continued)
Santa Fe de Bogota DC
0.0045% due 07/26/2028	COP	240,000,000	$111,689

			3,907,366

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $4,130,580)			$4,448,345

SHORT TERM INVESTMENTS - 3.90%
Bank of New York
5.41% due 05/15/2009		$300,000	$303,111
Egypt Treasury Bills
zero coupon due 11/04/2008	EGP	1,025,000	179,593
John Hancock Cash
Investment Trust, 3.0622%		$2,912,276	2,912,276
Malaysia Treasury Bills
zero coupon due 05/02/2008 to
07/04/2008	MYR	1,607,000	500,725
T. Rowe Price Reserve Investment
Fund		$40,503,429	40,503,429

TOTAL SHORT TERM INVESTMENTS
(Cost $44,376,400)			$44,399,134

REPURCHASE AGREEMENTS - 1.60%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$18,252,811 on 04/01/2008,
collateralized by $17,840,000
Federal National Mortgage
Association, 5.40% due
12/14/2022 (valued at
$18,620,500, including interest)		$18,252,000	$18,252,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,252,000)			$18,252,000

Total Investments (Spectrum Income Trust)
(Cost $1,149,524,200) - 101.38%			$1,155,110,449
Liabilities in Excess of Other Assets - (1.38)%			(15,768,626)

TOTAL NET ASSETS - 100.00%			$1,139,341,823

Strategic Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 1.84%

Treasury Inflation Protected
Securities (d) - 1.77%
2.00% due 01/15/2016		$53,167	$57,648
2.375% TBA **		10,076,670	10,963,891
2.375% due 01/15/2017		690,703	770,890
2.625% due 07/15/2017		234,207	266,886

			12,059,315

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Bonds - 0.07%
4.375% due 02/15/2038		$470,000	$475,581

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,514,254)			$12,534,896

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.10%

Federal Home Loan Mortgage Corp. - 4.22%
5.00% due 12/01/2034		142,137	141,053
5.50% due 11/01/2035 to 12/01/2037		26,051,276	26,336,273
5.50% TBA **		2,000,000	2,019,376
6.00% due 12/01/2037		211,741	217,327
8.00% due 05/01/2010		1,580	1,645

			28,715,674

Federal National Mortgage
Association - 18.27%
5.00% due 08/01/2034 to 11/01/2036		2,596,853	2,574,486
5.00% TBA **		64,500,000	63,834,876
5.50% due 04/01/2036 to 11/01/2036		9,446,499	9,488,102
5.50% TBA **		46,070,000	46,501,906
6.00% due 04/18/2036		970,000	1,043,797
6.00% TBA **		500,000	514,531
6.519% due 11/01/2035		245,612	252,594
7.50% due 07/01/2030 to 02/01/2031		82,571	89,058
8.00% due 07/01/2027 to 08/01/2027		64,583	70,386
8.80% due 01/25/2019		50,842	55,880
10.40% due 04/25/2019		15,122	16,536

			124,442,152

Government National Mortgage
Association - 2.61%
5.00% due 04/15/2034 to 04/15/2035		4,648,566	4,655,856
5.00% TBA **		200,000	199,438
6.00% TBA **		12,500,000	12,898,437
7.50% due 04/15/2022 to 10/15/2027		23,423	25,269

			17,779,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $167,898,895)			$170,936,826

FOREIGN GOVERNMENT OBLIGATIONS - 5.28%

Brazil - 1.82%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,130,000	1,019,984
6.00% due 05/15/2017		1,231,000	1,095,574
10.00% due 07/01/2010		18,700,000	10,258,815
10.00% due 01/01/2010		1,000	556

			12,374,929

Indonesia - 0.33%
Republic of Indonesia
11.00% due 09/15/2025	IDR	22,533,000,000	2,248,003

Italy - 0.32%
Republic of Italy
5.804% due 10/25/2032		$1,948,000	2,173,064

Mexico - 0.37%
Government of Mexico
5.625% due 01/15/2017		1,192,000	1,252,792

The accompanying notes are an integral part of the financial statements.
351

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico (continued)
Government of Mexico (continued)
6.75% due 09/27/2034		$1,139,000	$1,270,555

			2,523,347

Russia - 1.03%
Government of Russia
7.50% due 03/31/2030		6,060,780	6,978,988

Turkey - 1.41%
Republic of Turkey
6.875% due 03/17/2036		7,051,000	6,254,237
10.00% due 02/15/2012	TRY	2,227,000	1,798,391
16.00% due 03/07/2012		2,227,000	1,571,067

			9,623,695

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $34,687,694)			$35,922,026

CORPORATE BONDS - 57.10%

Aerospace - 0.12%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		$210,000	204,225
DRS Technologies, Inc.
6.875% due 11/01/2013		550,000	539,000
7.625% due 02/01/2018		50,000	50,000

			793,225

Air Travel - 0.54%
Continental Airlines, Inc.
6.541% due 09/15/2009		9,292	9,292
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		170,000	151,725
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)		3,550,000	3,496,750

			3,657,767

Aluminum - 0.40%
Novelis, Inc.
7.25% due 02/15/2015		3,055,000	2,703,675

Auto Parts - 0.54%
Keystone Automotive Operations
9.75% due 11/01/2013		300,000	168,000
Visteon Corp.
8.25% due 08/01/2010		4,315,000	3,527,512

			3,695,512

Auto Services - 1.04%
Hertz Corp.
6.75% due 12/21/2012		2,000,000	1,879,160
8.875% due 01/01/2014		355,000	336,362
10.50% due 01/01/2016		2,570,000	2,406,163
Penhall International Corp.
12.00% due 08/01/2014 (g)		2,875,000	2,429,375

			7,051,060

Automobiles - 3.08%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		1,760,000	1,760,649
Ford Motor Company
6.625% due 10/01/2028		225,000	137,250

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Automobiles (continued)
Ford Motor Company (continued)
7.45% due 07/16/2031		$8,155,000	$5,382,300
8.875% due 01/15/2022		145,000	112,738
8.90% due 01/15/2032		150,000	112,500
General Motors Corp.
8.25% due 07/15/2023		870,000	609,000
8.375% due 07/15/2033		18,270,000	12,880,350

			20,994,787

Banking - 2.53%
Bank of America Corp.
5.42% due 03/15/2017		2,300,000	2,281,363
Glitnir Banki HF
6.33% due 07/28/2011 (g)		720,000	618,285
6.375% due 09/25/2012 (g)		870,000	742,321
6.693% due 06/15/2016 (b)(g)		1,220,000	983,337
7.451% due 09/14/2049 (b)(g)		100,000	81,110
HSBC Bank PLC
zero coupon due 11/01/2011 (b)	RUB	21,807,000	902,115
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011		$151,880	147,931
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)		7,803	7,772
7.00% due 11/01/2011 (b)(g)		7,510	7,315
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)		746,000	641,556
6.375% due 04/30/2022 (b)		830,000	710,837
Kaupthing Bank HF
7.125% due 05/19/2016 (g)		440,000	296,896
7.625% due 02/28/2015 (g)		2,410,000	2,760,050
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)		1,590,000	1,472,737
TuranAlem Finance BV
8.25% due 01/22/2037 (g)		2,590,000	2,031,337
8.25% due 01/22/2037		430,000	339,399
Wachovia Corp.
5.25% due 08/01/2014		3,280,000	3,239,768

			17,264,129

Broadcasting - 0.75%
News America, Inc.
5.30% due 12/15/2014		5,010,000	5,010,566
6.65% due 11/15/2037 (g)		70,000	70,594

			5,081,160

Building Materials & Construction - 0.48%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		3,875,000	2,644,687
NTK Holdings, Inc.
10.75% due 03/01/2014		1,305,000	632,925

			3,277,612

Business Services - 0.70%
Affinion Group, Inc.
10.125% due 10/15/2013		670,000	665,813
11.50% due 10/15/2015		170,000	164,050
Allied Security Escrow Corp.
11.375% due 07/15/2011		345,000	296,700

The accompanying notes are an integral part of the financial statements.
352

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	$160,000	$133,600
Electronic Data Systems Corp.
7.125% due 10/15/2009	1,370,000	1,397,282
Sungard Data Systems, Inc.
9.125% due 08/15/2013	438,000	442,380
10.25% due 08/15/2015	1,085,000	1,090,425
US Investigations Services, Inc.
10.50% due 11/01/2015 (g)	750,000	611,250

		4,801,500

Cable & Television - 1.88%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,755,113
Charter Communications Holdings I LLC
12.125% due 01/15/2015	160,000	81,600
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	3,554,000	2,470,030
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	430,000	391,300
10.25% due 10/01/2013	50,000	42,875
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,980,000	1,791,725
12.125 due 01/15/2012	90,000	53,325
Charter Communications, Inc.
10.875% due 09/15/2014	550,000	470,800
Comcast Corp.
6.50% due 01/15/2015	860,000	880,691
6.50% due 01/15/2017	450,000	459,594
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	386,000
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	550,000	555,500
8.125% due 07/15/2009	75,000	75,750
Rogers Cable, Inc.
8.75% due 05/01/2032	525,000	581,641
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	922,650
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,856,488

		12,775,082

Cellular Communications - 0.21%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	190,000	155,800
Nextel Communications, Inc.
6.875% due 10/31/2013	250,000	197,500
Rogers Wireless, Inc.
8.00% due 12/15/2012	140,000	144,900
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	190,000	190,000
9.875% due 02/01/2010	105,000	107,887
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	680,000	639,200

		1,435,287

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Chemicals - 0.17%
Arco Chemical Company
9.80% due 02/01/2020	$100,000	$84,000
Georgia Gulf Corp.
9.50% due 10/15/2014	460,000	355,350
10.75% due 10/15/2016	280,000	183,400
Huntsman International LLC
7.875% due 11/15/2014	140,000	148,400
Methanex Corp.
8.75% due 08/15/2012	205,000	219,862
Montell Finance Company BV
8.10% due 03/15/2027 (g)	270,000	179,550

		1,170,562

Coal - 0.05%
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	311,188

Commercial Services - 0.51%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	500,000	511,250
Rental Service Corp.
9.50% due 12/01/2014	3,565,000	2,976,775

		3,488,025

Computers & Business Equipment - 0.03%
Activant Solutions, Inc.
9.50% due 05/01/2016	225,000	189,000

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014	50,000	49,500

Construction Materials - 0.03%
Nortek, Inc.
8.50% due 09/01/2014	300,000	222,000

Containers & Glass - 0.18%
Graham Packaging Company
9.875% due 10/15/2014	330,000	277,200
Graphic Packaging International Corp.
9.50% due 08/15/2013	320,000	307,200
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	500,625
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	150,000	136,500
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	175,000	219

		1,221,744

Correctional Facilities - 0.05%
Corrections Corp. of America
6.75% due 01/31/2014	350,000	351,750

Crude Petroleum & Natural Gas - 1.40%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,541,382
Anadarko Petroleum Corp.
3.20% due 09/15/2009 (b)	1,340,000	1,314,639
5.95% due 09/15/2016	100,000	103,415
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	233,975
6.625% due 01/15/2016	105,000	102,900
6.875% due 01/15/2016	550,000	544,500

The accompanying notes are an integral part of the financial statements.
353

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
Chesapeake Energy Corp. (continued)
7.00% due 08/15/2014	$300,000	$300,750
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,505,094
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,374,542
7.875% due 10/01/2029	150,000	178,011
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	134,400
OPTI Canada, Inc.
7.875% due 12/15/2014	310,000	303,025
8.25% due 12/15/2014	200,000	198,000
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	210,637
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	361,875
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	160,000	148,400

		9,555,545

Domestic Oil - 0.16%
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	500,837
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	569,250

		1,070,087

Drugs & Health Care - 0.29%
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,967,930

Educational Services - 0.28%
Education Management Corp.
8.75% due 06/01/2014	800,000	676,000
10.25% due 06/01/2016	1,550,000	1,232,250

		1,908,250

Electrical Utilities - 4.59%
AES Corp.
7.75% due 03/01/2014	5,066,000	5,097,662
7.75% due 10/15/2015	400,000	403,000
8.00% due 10/15/2017	3,505,000	3,548,813
9.375% due 09/15/2010	1,730,000	1,829,475
9.50% due 06/01/2009	1,630,000	1,682,160
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,434,660
Edison Mission Energy
7.625% due 05/15/2027	230,000	216,200
7.75% due 06/15/2016	260,000	267,800
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	3,600,000	3,564,000
Exelon Corp.
5.625% due 06/15/2035	635,000	558,392
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	858,342
7.375% due 11/15/2031	1,215,000	1,321,678
Midwest Generation LLC, Series B
8.56% due 01/02/2016	233,744	253,612
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	760,349	841,136

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Orion Power Holdings, Inc.
12.00% due 05/01/2010	$250,000	$273,125
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	911,710
TXU Corp., Series P
5.55% due 11/15/2014	1,580,000	1,233,729
TXU Corp., Series Q
6.50% due 11/15/2024	1,830,000	1,299,443
TXU Corp., Series R
6.55% due 11/15/2034	8,030,000	5,669,003

		31,263,940

Electronics - 0.13%
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	870,187
Energy - 0.63%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	476,850
Mirant North America LLC
7.375% due 12/31/2013	500,000	505,000
NRG Energy, Inc.
7.25% due 02/01/2014	1,725,000	1,703,438
7.375% due 02/01/2016	1,175,000	1,151,500
VeraSun Energy Corp.
9.375% due 06/01/2017 (g)	170,000	116,450
9.875% due 12/15/2012	375,000	346,875

		4,300,113

Financial Services - 15.77%
Aiful Corp.
5.00% due 08/10/2010 (g)	860,000	811,050
American General Finance Corp.
6.90% due 12/15/2017	410,000	400,682
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	3,860,000	3,988,889
Citigroup, Inc.
5.00% due 09/15/2014	1,570,000	1,479,609
5.625% due 08/27/2012	1,600,000	1,584,158
5.875% due 05/29/2037	12,160,000	10,561,495
6.125% due 08/25/2036	70,000	61,477
6.875% due 03/05/2038	1,760,000	1,756,415
Countrywide Financial Corp.
6.25% due 05/15/2016	610,000	494,940
Credit Suisse USA, Inc.
5.50% due 08/16/2011	510,000	528,163
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012 (g)	13,632,300	12,916,604
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	1,790,000	1,830,166
Emeralds 2006-1-O
3.27% due 08/04/2020 (b)(g)	269,213	269,213
Ford Motor Credit Company
7.00% due 10/01/2013	100,000	78,002
7.1269% due 01/13/2012 (b)	110,000	81,371
7.375% due 10/28/2009	130,000	118,447
7.875% due 06/15/2010	2,825,000	2,463,222
8.00% due 12/15/2016	19,150,000	14,990,716
8.05% due 06/15/2011 (b)	1,179,000	935,878

The accompanying notes are an integral part of the financial statements.
354

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Ford Motor Credit Company LLC
7.80% due 06/01/2012	$1,050,000	$866,118
9.875% due 08/10/2011	450,000	401,288
General Motors Acceptance Corp.
5.125% due 05/09/2008	380,000	377,770
5.85% due 01/14/2009	520,000	484,897
8.00% due 11/01/2031	21,400,000	15,337,209
GMAC LLC
6.00% due 04/01/2011	2,846,000	2,204,278
Goldman Sachs Group LP
4.50% due 06/15/2010	1,090,000	1,098,260
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	660,000	674,850
9.75% due 04/01/2017	405,000	402,975
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	3,200,000	2,595,021
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	1,532,507
J.P. Morgan Chase & Company
6.625% due 03/15/2012	1,925,000	2,046,571
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	1,380,000	1,319,889
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013	260,000	252,815
6.20% due 09/26/2014	440,000	433,983
6.75% due 12/28/2017	2,170,000	2,086,053
Leucadia National Corp.
8.125% due 09/15/2015	1,450,000	1,457,250
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	1,800,000	1,800,000
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,600,000	1,519,904
Morgan Stanley
4.4013% due 10/18/2016 (b)	430,000	387,272
4.75% due 04/01/2014	4,030,000	3,740,976
Nell AF SARL
8.375% due 08/15/2015 (g)	303,000	221,190
Residential Capital LLC
6.875% due 06/30/2015	80,000	38,800
7.50% due 02/22/2011	1,370,000	671,300
8.50% due 04/17/2013	3,550,000	1,721,750
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)(g)	860,000	751,062
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (a)(b)(g)	1,410,000	934,565
Sigma Finance Inc., MTN
8.00% due 06/22/2017 (b)(g)	2,000,000	1,340,000
TNK-BP Finance SA
7.50% due 07/18/2016 (g)	2,560,000	2,377,600
7.875% due 03/13/2018 (g)	600,000	554,250
Wells Fargo Company
5.30% due 08/26/2011	2,360,000	2,443,634

		107,424,534

Food & Beverages - 0.28%
Dole Food Company, Inc.
8.625% due 05/01/2009	1,300,000	1,131,000
8.875% due 03/15/2011	742,000	601,020

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Kroger Company
6.15% due 01/15/2020	$80,000	$82,152
6.40% due 08/15/2017	60,000	63,322

		1,877,494

Forest Products - 0.15%
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	1,040,910

Funeral Services - 0.03%
Service Corp. International
7.50% due 04/01/2027	45,000	38,250
7.625% due 10/01/2018	105,000	105,525
7.875% due 02/01/2013	60,000	60,600

		204,375

Furniture & Fixtures - 0.14%
Norcraft Companies LP
9.00% due 11/01/2011	720,000	725,400
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	285,000	249,375

		974,775

Gas & Pipeline Utilities - 2.94%
El Paso Corp.
7.00% due 06/15/2017	2,020,000	2,077,588
7.375% due 12/15/2012	725,000	732,222
7.75% due 01/15/2032	10,155,000	10,429,540
7.80% due 08/01/2031	3,373,000	3,463,191
7.875% due 06/15/2012	600,000	627,173
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	999,407
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	241,563
6.30% due 02/01/2009	190,000	193,716
6.75% due 03/15/2011	190,000	199,047
7.125% due 03/15/2012	25,000	26,561
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	80,063
7.875% due 09/01/2021	635,000	688,181
8.75% due 03/15/2032	227,000	262,185

		20,020,437

Healthcare Products - 0.04%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	145,000	124,700
Leiner Health Products, Inc.
11.00% due 06/01/2012	770,000	963
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)	70,000	62,300
8.50% due 06/01/2015	60,000	60,000

		247,963

Healthcare Services - 0.30%
DaVita, Inc.
7.25% due 03/15/2015	610,000	594,750
U.S. Oncology Holdings, Inc., PIK, Series S/A
7.9493% due 03/15/2012	331,899	255,562
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	500,000	382,500

The accompanying notes are an integral part of the financial statements.
355

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Services (continued)
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	$840,000	$808,500

		2,041,312

Holdings Companies/Conglomerates - 0.10%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	831,000	673,110
Leucadia National Corp.
7.125% due 03/15/2017	10,000	9,475

		682,585

Hotels & Restaurants - 0.08%
Buffets, Inc.
12.50% due 11/01/2014	300,000	9,000
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	200,000	168,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	140,000	135,100
Sbarro, Inc.
10.375% due 02/01/2015	260,000	215,800

		527,900

Industrial Machinery - 0.08%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	670,000	552,750

Insurance - 0.03%
American International Group, Inc., MTN
5.85% due 01/16/2018	240,000	235,522

International Oil - 2.51%
Corral Finans AB, PIK
5.7575% due 04/15/2010 (b)(g)	205,453	156,144
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,680,000	1,554,000
6.51% due 03/07/2022 (g)	930,000	828,863
8.625% due 04/28/2034	1,175,000	1,336,562
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	954,113
OAO Gazprom
9.625% due 03/01/2013	300,000	336,930
OAO Gazprom, Series A7
0.2544% due 10/29/2009	29,480,000	1,236,470
OAO Gazprom, Series A8
0.2713% due 10/27/2011	9,820,000	406,235
Pemex Project Funding Master Trust
6.625% due 06/15/2035	9,343,000	9,668,856
6.625% due 06/15/2035 (g)	280,000	289,766
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	175,000	159,688
7.00% due 05/01/2017 (g)	190,000	169,575

		17,097,202

Leisure Time - 0.40%
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	471,500
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	399,000	347,130
Herbst Gaming, Inc.
8.125% due 06/01/2012	285,000	52,013
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	345,000	334,650

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
MGM Mirage, Inc.
7.625% due 01/15/2017	$450,000	$409,500
8.375% due 02/01/2011	245,000	245,612
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	201,250
7.125% due 08/15/2014	225,000	184,500
River Rock Entertainment Authority
9.75% due 11/01/2011	40,000	39,800
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	80,000	65,200
9.125% due 02/01/2015 (g)	75,000	64,125
Station Casinos, Inc.
7.75% due 08/15/2016	420,000	338,100

		2,753,380

Manufacturing - 1.44%
Tyco International Group SA
6.00% due 11/15/2013	1,970,000	1,978,207
6.125% due 11/01/2008	1,780,000	1,793,313
6.125% due 01/15/2009	30,000	30,343
6.375% due 10/15/2011	280,000	279,017
6.75% due 02/15/2011	660,000	695,474
6.875% due 01/15/2029	5,130,000	5,015,693

		9,792,047

Medical-Hospitals - 1.83%
Community Health Systems, Inc.
8.875% due 07/15/2015	540,000	542,025
HCA, Inc.
6.375% due 01/15/2015	630,000	533,137
6.50% due 02/15/2016	487,000	410,298
7.50% due 11/06/2033	50,000	38,625
9.125% due 11/15/2014	1,030,000	1,060,900
9.25% due 11/15/2016	1,820,000	1,888,250
9.625% due 11/15/2016	3,516,000	3,647,850
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,340,000
7.375% due 02/01/2013	9,000	8,032

		12,469,117

Mining - 1.10%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,560,000	2,716,800
Noranda Aluminium Holding Corp., PIK
10.4875% due 11/15/2014 (b)(g)	240,000	176,400
Vale Overseas, Ltd.
6.875% due 11/21/2036	4,625,000	4,512,682
8.25% due 01/17/2034	50,000	55,833

		7,461,715

Office Furnishings & Supplies - 0.06%
Interface, Inc.
9.50% due 02/01/2014	150,000	155,250
10.375% due 02/01/2010	225,000	235,125

		390,375

Paper - 0.93%
Abitibi-Consolidated, Inc.
7.40% due 04/01/2018	235,000	103,400
7.75% due 06/15/2011	90,000	48,600
8.375% due 04/01/2015	165,000	84,975

The accompanying notes are an integral part of the financial statements.
356

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Paper (continued)
Abitibi-Consolidated, Inc. (continued)
8.55% due 08/01/2010 (a)	$60,000	$34,500
13.75% due 04/01/2011 (g)	980,000	1,002,050
Appleton Papers, Inc.
8.125% due 06/15/2011	50,000	48,125
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	430,000	407,425
Bowater Canada Finance Corp.
7.95% due 11/15/2011	500,000	342,500
NewPage Corp.
9.4894% due 05/01/2012 (b)	2,545,000	2,519,550
Newpage Holding Corp.
11.8181% due 11/01/2013	1,800,000	1,512,000
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	264,000

		6,367,125

Petroleum Services - 0.39%
Belden & Blake Corp.
8.75% due 07/15/2012	1,070,000	1,072,675
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	96,425
Complete Production Services, Inc.
8.00% due 12/15/2016	350,000	336,000
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	300,000	292,008
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	250,000	249,375
Pride International, Inc.
7.375% due 07/15/2014	355,000	369,200
SemGroup LP
8.75% due 11/15/2015 (g)	250,000	228,750

		2,644,433

Photography - 2.33%
Eastman Kodak Company
3.375% due 10/15/2033	7,830,000	7,585,312
7.25% due 11/15/2013 (a)	8,650,000	8,260,750

		15,846,062

Publishing - 0.51%
Dex Media West LLC
9.875% due 08/15/2013	145,000	126,150
Idearc, Inc.
8.00% due 11/15/2016	1,780,000	1,152,550
TL Acquisitions, Inc.
10.50% due 01/15/2015 (g)	2,580,000	2,218,800

		3,497,500

Railroads & Equipment - 0.24%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	294,263
Kansas City Southern de Mexico SA de CV
7.375% due 03/01/2014 (g)	1,150,000	1,060,875
7.625% due 12/01/2013	80,000	75,200
Kansas City Southern Railway Company
7.50% due 06/15/2009	180,000	182,700

		1,613,038

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate - 0.25%
Ashton Woods USA
9.50% due 10/01/2015	$130,000	$69,550
Forest City Enterprises
7.625% due 06/01/2015	10,000	9,500
Realogy Corp.
10.50% due 04/15/2014	1,050,000	706,125
12.375% due 04/15/2015	1,370,000	609,650
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	65,000	62,725
6.75% due 04/01/2017	275,000	268,813

		1,726,363

Retail - 0.29%
Eye Care Centers of America
10.75% due 02/15/2015	60,000	61,200
Michaels Stores, Inc.
10.00% due 11/01/2014	1,200,000	1,050,000
11.375% due 11/01/2016	150,000	117,750
Suburban Propane Partners LP
6.875% due 12/15/2013	560,000	546,000
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	210,000	220,085

		1,995,035

Retail Trade - 1.00%
American Greetings Corp.
7.375% due 06/01/2016	30,000	29,775
CVS Corp.
9.35% due 01/10/2023 (g)	3,000,000	2,850,000
CVS Pass-Through Trust
6.036% due 12/10/2028 (g)	826,141	787,024
Dollar General Corp., PIK
11.875% due 07/15/2017	510,000	446,250
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	2,715,000	2,715,000

		6,828,049

Sanitary Services - 0.21%
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,422,707

Semiconductors - 0.04%
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	205,000	187,575
9.50% due 10/15/2015	70,000	57,575

		245,150

Steel - 0.73%
Metals USA, Inc.
11.125% due 12/01/2015	650,000	637,000
Ryerson, Inc.
12.00% due 11/01/2015 (g)	4,235,000	4,002,075
Steel Dynamics, Inc.
7.375% due 11/01/2012 (g)	150,000	151,500
Tube City IMS Corp.
9.75% due 02/01/2015	235,000	206,800

		4,997,375

The accompanying notes are an integral part of the financial statements.
357

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services - 0.57%
Citizens Communications Company
7.875% due 01/15/2027	$300,000	$257,250
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	810,713
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	165,000	59,400
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	240,000	241,800
11.25% due 06/15/2016	710,000	719,763
Level 3 Financing, Inc.
6.7044% due 02/15/2015 (b)	10,000	7,000
9.25% due 11/01/2014	670,000	547,725
PanAmSat Corp.
9.00% due 08/15/2014	95,000	95,712
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,170,392

		3,909,755

Telephone - 1.17%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	70,000	56,000
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	715,000	693,550
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	521,700
Qwest Corp.
6.05% due 06/15/2013 (b)	30,000	27,000
Sprint Capital Corp.
8.375% due 03/15/2012	2,920,000	2,701,000
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	799,486
Verizon Florida, Inc., Series F
6.125% due 01/15/2013	520,000	541,921
Virgin Media, Inc.
9.125% due 08/15/2016	1,325,000	1,185,875
Virgin Media, Inc., Series S
8.75% due 04/15/2014	70,000	62,825
Windstream Corp.
8.125% due 08/01/2013	960,000	943,200
8.625% due 08/01/2016	470,000	461,775

		7,994,332

Tobacco - 0.10%
Alliance One International, Inc.
8.50% due 05/15/2012	60,000	56,400
11.00% due 05/15/2012	600,000	609,000

		665,400

Transportation - 0.06%
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	375,000	376,406

Trucking & Freight - 0.06%
Saint Acquisition Corp.
10.815% due 05/15/2015 (b)(g)	270,000	107,325
12.50% due 05/15/2017 (g)	725,000	295,438

		402,763

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utility Service - 0.16%
Edison Mission Energy
7.00% due 05/15/2017	$460,000	$457,700
7.20% due 05/15/2019	610,000	602,375

		1,060,075

TOTAL CORPORATE BONDS (Cost $427,749,228)		$388,856,578

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.71%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	1,640,000	1,617,585
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.709% due 04/25/2035 (b)	248,184	250,078
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 24A1
5.7659% due 02/25/2036 (b)	2,063,878	1,971,004
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.9096% due 11/25/2034 (b)	994,796	769,024
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	6,115,922	5,840,706
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.0208% due 09/25/2037 (b)(g)	6,929,099	6,599,967
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	626,311
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034 (g)	534,608	535,182
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
2.7356% due 07/20/2046 (b)	3,818,314	2,445,706
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
2.7356% due 07/20/2046 (b)	3,933,674	2,579,415
Countrywide Home Loans, Series 2005-9, Class 2A1
2.8188% due 05/25/2035 (b)	152,063	129,236
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7186% due 04/20/2036 (b)	269,137	224,246
Countrywide Home Loans,
Series 2004-25, Class 2A1
2.9388% due 02/25/2035 (b)	218,684	175,131
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5545% due 02/15/2039 (b)	2,580,000	2,571,250
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017	20,580	4,312
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5302% IO due 05/17/2032 (b)	25,328,729	408,590
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.0506% due 09/19/2035 (b)	93,159	89,463
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 09/15/2007	823,654	834,001

The accompanying notes are an integral part of the financial statements.
358

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 1A1
2.8588% due 10/25/2045 (b)	$380,619	$278,125
Greenpoint Mortgage Funding Trust, Series
2006-AR5, Class A1A
2.6788% due 10/25/2046 (b)	1,137,658	992,803
Impac Secured Assets Corp., Series 2005-2,
Class A1
2.9188% due 03/25/2036 (b)	1,593,110	1,133,944
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
2.7988% due 06/25/2047 (b)	5,274,630	3,942,355
Indymac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
5.9952% due 08/25/2037 (b)	3,703,634	2,785,322
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	3,960,000	3,996,962
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9805% due 08/25/2035 (b)	528,023	505,715
Luminent Mortgage Trust, Series 2006-4, Class A1A
2.7888% due 05/25/2046 (b)	3,172,809	2,398,922
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.849% due 01/25/2036 (b)	1,168,374	1,115,880
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
2.8088% due 04/25/2046 (b)	3,738,774	2,846,422
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
6.6786% due 10/25/2032 (b)	740,521	723,490
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,208,461	1,105,756
Merit Securities Corp., Series 11PA, Class B2
4.1775% due 09/28/2032 (b)(g)	835,609	773,605
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6584% due 05/12/2039 (b)	1,810,000	1,822,070
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3591% due 10/25/2034 (b)	745,272	715,557
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.473% due 06/25/2036 (b)	3,512,659	3,484,740
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
2.7888% due 09/25/2046 (b)	3,038,967	2,312,459
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 11/25/2036 (g)	3,823,406	3,767,697
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.4718% due 08/25/2035 (b)	298,117	282,228
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR4, Class A1
2.9088% due 12/25/2035 (b)	799,758	615,476
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
2.7888% due 07/25/2036 (b)	3,502,279	2,364,686

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2005-2, Class A3
2.8388% due 07/25/2045 (b)	$451,686	$450,126
Thornburg Mortgage Securities Trust, Series
2005-4, Class A3
2.8288% due 12/25/2035 (b)	1,865,687	1,861,249
Thornburg Mortgage Securities Trust, Series
2006-1, Class A3
2.7688% due 01/25/2036 (b)	5,455,098	5,355,561
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
2.7038% due 06/25/2036 (b)	4,253,910	4,176,438
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
2.7088% due 06/25/2036 (b)	4,479,100	4,427,829
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2247% due 09/25/2037 (b)	2,648,195	2,463,225
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2172% due 09/25/2037 (b)	2,462,430	2,221,856
WaMu Mortgage Pass-Through Certificates, Series
2005-AR11, Class A1B3
2.9988% due 08/25/2045 (b)	414,572	333,732
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
2.8887% due 10/25/2045 (b)	1,055,626	841,561
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
2.8688% due 12/25/2045 (b)	2,477,718	1,917,147
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
2.8888% due 12/25/2045 (b)	412,953	319,714
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.8287% due 04/25/2045 (b)	701,535	541,965
WaMu Mortgage Pass-Through Certificates, Series
2005-AR8, Class 1A1A
2.8688% due 07/25/2045 (b)	1,059,724	747,217
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
2.7288% due 08/25/2036 (b)	2,219,405	2,104,130

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $104,879,782)		$93,397,171

ASSET BACKED SECURITIES - 5.15%
ACE Securities Corp., Series 2006-GP1, Class A
2.7288% due 02/25/2031 (b)	2,668,499	2,396,590
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
3.7988% due 08/25/2032 (b)	132,380	77,449
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
5.6676% due 04/15/2033 (b)	108,397	79,446
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,238,699	2,924,445
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,194,593	2,678,967

The accompanying notes are an integral part of the financial statements.
359

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
4.385% due 06/25/2034 (b)	$340,350	$251,930
GSAA Home Equity Trust, Series 2005-7, Class AV1
2.7088% due 05/25/2035 (b)	4,764	4,759
GSAMP Trust, Series 2006-S4, Class A1
2.6888% due 05/25/2036 (b)	1,240,665	996,977
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
2.7288% due 06/25/2036 (b)	2,886,773	1,112,363
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
2.6588% due 08/25/2036 (b)	464,205	461,535
Lehman XS Trust, Series 2007-9, Class 1A1
3.255% due 06/25/2037 (b)	1,662,069	1,539,491
Long Beach Mortgage Loan Trust, Series 2006-4,
Class 2A1
2.6488% due 05/25/2036 (b)	752,655	746,950
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
4.0988% due 10/25/2037 (b)	6,509,962	6,235,326
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,139,373	1,219,275
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
2.7488% due 03/25/2036 (b)	1,902,771	1,459,753
MSDWCC Heloc Trust, Series 2005-1, Class A
2.785% due 07/25/2017 (b)	39,197	33,265
RAAC Series, Series 2006-RP2, Class A
2.8488% due 02/25/2037 (b)(g)	2,591,160	2,315,293
SACO I Trust, Inc., Series 2005-7, Class A
2.8788% due 09/25/2035 (b)	385,846	364,104
SACO I Trust, Inc., Series 2006-5, Class 1A
2.7488% due 04/25/2036 (b)	1,703,781	932,869
SACO I Trust, Inc., Series 2006-6, Class A
2.7288% due 06/25/2036 (b)	2,722,153	984,703
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (g)	46,524	5
SLM Student Loan Trust, Series 2006-5, Class A2
3.3212% due 07/25/2017 (b)	2,933,612	2,915,763
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
2.7088% due 02/25/2036 (b)(g)	2,864,480	919,125
Structured Asset Securities Corp., Series
2007-TC1, Class A
2.8988% due 04/25/2031 (b)(g)	5,977,466	4,399,044

TOTAL ASSET BACKED SECURITIES
(Cost $45,608,728)		$35,049,427

SUPRANATIONAL OBLIGATIONS - 0.45%

Venezuela - 0.45%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	2,857,000	3,072,375

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)		$3,072,375

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.00%

Computers & Business Equipment - 0.00%
ATSI Holdings, Inc. *	8,111	$0

Household Products - 0.00%
Home Interiors *	1,103,919	11,039

TOTAL COMMON STOCKS (Cost $441,132)		$11,039

PREFERRED STOCKS - 1.33%

Automobiles - 0.33%
General Motors Corp., Series C, 6.25% *	135,250	2,231,625

Financial Services - 1.00%
Federal Home Loan Mortgage Corp., Series
V, 5.57%	178,375	3,406,963
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	83,825	2,045,330
Federal National Mortgage Association, 8.25%	57,200	1,375,660

		6,827,953

TOTAL PREFERRED STOCKS (Cost $9,928,688)		$9,059,578

TERM LOANS - 2.30%

Business Services - 0.24%
First Data Corp.
7.96% due 10/15/2014 (b)	1,850,700	1,669,840

Commercial Services - 0.20%
Aramark TL Strip
7.578% due 01/31/2014 (b)	1,500,000	1,329,375

Electrical Utilities - 0.52%
Calpine Corp.
8.60% due 03/29/2009 (b)	4,000,000	3,510,460

Energy - 0.27%
Dynegy Holdings, Inc.
1.00% due 04/02/2013 (b)	1,999,619	1,824,153

Medical-Hospitals - 0.39%
Community Health Systems, Inc., Tranche B
7.6143% due 07/02/2014 (b)	2,903,321	2,682,465

Paper - 0.43%
Georgia Pacific
6.75% due 12/23/2013 (b)	3,068,081	2,933,086

Semiconductors - 0.25%
Freescale Semiconductor
1.00% due 12/01/2013 (b)	2,000,000	1,694,450

TOTAL TERM LOANS (Cost $15,232,800)		$15,643,829

OPTIONS - 0.00%

Call Options - 0.00%
U.S. Treasury Bonds Futures
Expiration 05/23/2008 at $120.00 *	10,000	18,438
U.S. Treasury Notes 10 Year Futures
Expiration 05/23/2008 at $145.00 *	51,000	797

		19,235
Put Options - 0.00%
Eurodollar Futures
Expiration 06/16/2008 at $94.125 *	905,000	2,262

The accompanying notes are an integral part of the financial statements.
360

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)

Put Options (continued)
Eurodollar Futures (continued)
Expiration 06/16/2008 at $94.75 *		637,500	$1,594

			3,856

TOTAL OPTIONS (Cost $29,635)			$23,091

REPURCHASE AGREEMENTS - 0.65%
Merrill Lynch Tri-Party Repurchase
Agreement dated 03/31/2008 at
2.25% to be repurchased at
$4,400,275 on 04/01/2008,
collateralized by $4,494,000
Federal Home Loan Mortgage
Corp., zero coupon due
04/30/2008 (valued at $4,488,000,
including interest)		$4,400,000	$4,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,400,000)			$4,400,000

SHORT TERM INVESTMENTS - 4.68%
Bank Negara Malaysia Monetary Notes, Series 1308
zero coupon due 04/10/2008 to
08/28/2008	MYR	18,551,000	$5,751,490
Egypt Treasury Bills
zero coupon due 11/04/2008	EGP	14,200,000	2,507,674
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/11/2008		27,750,000	4,887,566
Federal National Mortgage Association Discount
Notes
zero coupon due 12/15/2008		$10,378,000	10,244,124
zero coupon due 04/07/2008 ****		500,000	499,653
John Hancock Cash
Investment Trust, 3.0622% (c)(f)		8,152,304	7,985,444

TOTAL SHORT TERM INVESTMENTS
(Cost $31,875,951)			$31,875,951

Total Investments (Strategic Bond Trust)
(Cost $858,352,057) - 117.59%			$800,782,787
Liabilities in Excess of Other Assets - (17.59)%			(119,765,569)

TOTAL NET ASSETS - 100.00%			$681,017,218

Strategic Income Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 3.50%

U.S. Treasury Bonds - 0.84%
8.125% due 08/15/2019		$1,065,000	$1,483,595
9.25% due 02/15/2016		1,860,000	2,652,825

			4,136,420

U.S. Treasury Notes - 2.66%
4.25% due 11/15/2013		3,160,000	3,448,350
4.75% due 05/15/2014		3,890,000	4,366,828

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes (continued)
4.875% due 08/15/2016		$4,680,000	$5,242,330

			13,057,508

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,362,251)			$17,193,928

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.20%

Federal National Mortgage
Association - 12.20%
5.00% due 01/01/2023		8,856,686	8,950,030
5.375% due 06/12/2017		8,000,000	8,786,120
5.491% due 03/01/2037		1,898,999	1,926,055
5.50% due 02/01/2037 to 09/01/2037		15,433,836	15,594,475
6.00% due 08/01/2022 to 09/01/2037		14,179,172	14,549,696
6.50% due 08/01/2036 to 11/01/2036		9,782,843	10,141,026

			59,947,402

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,105,304)			$59,947,402

FOREIGN GOVERNMENT OBLIGATIONS - 17.63%

Austria - 0.21%
Republic of Austria
6.00% due 09/26/2008	NZD	1,315,000	1,018,466

Canada - 6.66%
Government of Canada
6.00% due 06/01/2011	CAD	10,815,000	11,563,710
Province of Ontario
4.40% due 03/08/2016		4,775,000	4,810,587
4.50% due 03/08/2015		3,410,000	3,466,975
6.25% due 06/16/2015	NZD	2,600,000	1,889,321
6.375% due 10/12/2010		5,760,000	4,370,793
Province of Quebec
5.25% due 10/01/2013	CAD	6,320,000	6,625,025

			32,726,411

Colombia - 0.96%
Republic of Colombia
10.00% due 01/23/2012		$110,000	130,460
10.75% due 01/15/2013		3,700,000	4,573,200

			4,703,660

France - 1.59%
Government of France
4.75% due 10/25/2012	EUR	4,770,000	7,826,887

Germany - 0.82%
Federal Republic of Germany
5.00% due 07/04/2012		2,435,000	4,046,192

Ireland - 2.76%
Republic of Ireland
4.50% due 10/18/2018		8,415,000	13,530,947

Mexico - 0.88%
Government of Mexico
5.625% due 01/15/2017		$530,000	557,030
5.875% due 01/15/2014		510,000	545,700
6.375% due 01/16/2013		410,000	450,385
8.00% due 12/17/2015	MXN	22,780,000	2,212,770
8.125% due 12/30/2019		$310,000	390,600

The accompanying notes are an integral part of the financial statements.
361

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico (continued)
Government of Mexico, Series XW (continued)
10.375% due 02/17/2009		$160,000	$170,400

			4,326,885

Spain - 3.75%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,515,000	8,845,586
5.00% due 07/30/2012		2,705,000	4,460,297
5.35% due 10/31/2011		3,095,000	5,124,480

			18,430,363

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $76,583,090)			$86,609,811

CORPORATE BONDS - 40.95%

Advertising - 0.07%
Vertis, Inc.
9.75% due 04/01/2009		$425,000	361,250

Aerospace - 0.04%
DRS Technologies, Inc.
7.625% due 02/01/2018		200,000	200,000

Agriculture - 0.06%
Saskatchewan Wheat Pool, Inc.
8.00% due 04/08/2013	CAD	300,000	295,069

Air Travel - 0.64%
Delta Air Lines, Inc.
6.821% due 08/10/2022 (g)		$1,736,518	1,632,327
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		1,645,000	1,496,950

			3,129,277

Amusement & Theme Parks - 0.34%
HRP Myrtle Beach Operations LLC
9.894% due 04/01/2012 (b)(g)		1,855,000	1,646,313

Apparel & Textiles - 0.38%
Hanesbrands, Inc., Series B
8.204% due 12/15/2014 (b)		2,125,000	1,885,938

Auto Parts - 0.40%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)		1,165,000	1,013,550
Tenneco Automotive, Inc.
8.625% due 11/15/2014		975,000	957,937

			1,971,487

Automobiles - 1.07%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	3,440,000	5,262,277

Banking - 0.59%
Banco Macro SA
8.50% due 02/01/2017		$1,425,000	1,225,500
BanColombia SA
6.875% due 05/25/2017		695,000	668,937
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009	NZD	1,305,000	1,000,135

			2,894,572

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Broadcasting - 1.85%
Allbritton Communications Company
7.75% due 12/15/2012		$2,675,000	$2,621,500
Radio One, Inc.
8.875% due 07/01/2011		325,000	261,625
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		2,920,000	2,460,100
XM Satellite Radio, Inc.
7.7394% due 05/01/2013 (b)		500,000	483,750
9.75% due 05/01/2014		3,355,000	3,237,575

			9,064,550

Business Services - 0.71%
Allied Security Escrow Corp.
11.375% due 07/15/2011		300,000	258,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)		3,150,000	2,842,875
Vangent, Inc.
9.625% due 02/15/2015		500,000	401,250

			3,502,125

Cable & Television - 1.08%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	97,250
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		1,960,000	1,783,600
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	259,114
Shaw Communications, Inc.
5.70% due 03/02/2017		690,000	620,156
6.10% due 11/16/2012		500,000	485,211
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$816,000	824,160
Young Broadcasting, Inc.
10.00% due 03/01/2011		2,000,000	1,255,000

			5,324,491

Cellular Communications - 0.84%
Centennial Communications Corp.
10.00% due 01/01/2013		2,050,000	1,906,500
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)		930,000	930,000
8.989% due 11/01/2012 (b)		1,290,000	1,290,000

			4,126,500

Chemicals - 0.31%
American Pacific Corp.
9.00% due 02/01/2015		1,540,000	1,497,650

Commercial Services - 0.19%
Aramak Services, Inc.
6.7394% due 02/01/2015 (b)		1,070,000	944,275

Containers & Glass - 2.44%
BWAY Corp.
10.00% due 10/15/2010		2,205,000	2,122,313
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	982,500
9.50% due 08/15/2013		2,535,000	2,433,600
OI European Group BV
6.875% due 03/31/2017 (g)	EUR	475,000	704,911

The accompanying notes are an integral part of the financial statements.
362

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	$1,707,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		875,000	735,000
8.375% due 07/01/2012		3,050,000	2,760,250
US Corrugated, Inc.
10.00% due 06/12/2013		785,000	549,500

			11,995,824

Crude Petroleum & Natural Gas - 0.14%
Denbury Resources, Inc.
7.50% due 12/15/2015		685,000	700,412

Diversified Financial Services - 0.70%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	4,515,000	3,452,907

Electrical Utilities - 0.82%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (g)		$1,230,000	1,002,450
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		3,020,000	3,008,675

			4,011,125

Electronics - 0.07%
L-3 Communications Corp., Series B
6.375% due 10/15/2015		370,000	361,675

Financial Services - 9.99%
Canada Housing Trust
4.55% due 12/15/2012 (g)	CAD	4,110,000	4,236,227
4.80% due 06/15/2012		8,035,000	8,241,658
Capital One Capital IV
6.745% due 02/17/2037 (b)		$475,000	339,177
CIT Group, Inc.
5.00% due 02/13/2014		675,000	531,194
Ford Motor Credit Company LLC
7.80% due 06/01/2012		540,000	445,432
9.75% due 09/15/2010		1,880,000	1,674,653
Independencia International, Ltd.
9.875% due 01/31/2017 (g)		2,000,000	1,860,000
ISA Capital do Brasil SA
8.80% due 01/30/2017 (g)		530,000	552,525
Local TV Finance LLC
9.25% due 06/15/2015 (g)		260,000	208,325
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	27,495,000	25,222,855
Nexstar Finance, Inc.
7.00% due 01/15/2014		$1,070,000	921,538
Orascom Telecom Finance
7.875% due 02/08/2014 (g)		480,000	445,200
TAM Capital, Inc.
7.375% due 04/25/2017		1,560,000	1,310,400
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD	1,700,000	1,304,486
Ucar Finance, Inc.
10.25% due 02/15/2012		$157,000	162,495
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR	1,005,000	1,612,165

			49,068,330

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages - 0.63%
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (g)	$2,200,000	$1,996,500
Sadia Overseas, Ltd.
6.875% due 05/24/2017 (g)	1,100,000	1,082,125

		3,078,625

Gas & Pipeline Utilities - 0.93%
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	2,265,000	2,281,988
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)	1,030,000	1,065,473
Southern Union Company
7.20% due 11/01/2066 (b)	830,000	697,200
Williams Partners Finance Corp.
7.25% due 02/01/2017	540,000	542,700

		4,587,361

Healthcare Products - 0.55%
Alliance Imaging, Inc., Series B
7.25% due 12/15/2012	415,000	390,100
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	490,000	498,575
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014	1,505,000	1,512,525
Inverness Medical Innovations, Inc.
9.0925% due 06/26/2015 (b)	375,000	323,438

		2,724,638

Healthcare Services - 0.13%
Healthsouth Corp.
10.8287% due 06/15/2014 (b)	660,000	636,900

Hotels & Restaurants - 1.80%
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	4,070,000	3,418,800
Dave & Buster's, Inc.
11.25% due 03/15/2014	2,635,000	2,397,850
Landry's Restaurants, Inc.
9.50% due 12/15/2014	3,125,000	3,046,875

		8,863,525

Industrial Machinery - 0.41%
Manitowoc, Inc.
7.125% due 11/01/2013	2,030,000	2,009,700

Insurance - 0.25%
Sul America Participacoes SA
8.625% due 02/15/2012 (g)	299,000	310,960
Symetra Financial Corp.
8.30% due 10/15/2067 (b)(g)	990,000	932,392

		1,243,352

International Oil - 0.07%
Ocean Rig Norway AS
8.375% due 07/01/2013 (g)	300,000	330,000

Leisure Time - 6.88%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,905,000	1,614,488
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)	695,000	625,500

The accompanying notes are an integral part of the financial statements.
363

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	$1,000,000	$900,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	950,000	669,750
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (g)	1,000,000	951,250
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	2,610,000	2,375,100
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,945,000	1,711,600
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	895,000	637,687
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,755,000	2,066,250
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	1,000,000	1,007,500
Majestic Star Casino LLC
9.50% due 10/15/2010	1,580,000	1,394,350
Marquee Holdings, Inc.
12.00% due 08/15/2014	1,010,000	754,975
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	1,745,000	1,535,600
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	672,437
7.625% due 01/15/2017	1,660,000	1,510,600
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	555,000	555,000
7.125% due 08/15/2014	3,175,000	2,603,500
8.00% due 04/01/2012	2,010,000	1,839,150
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,305,000
9.75% due 04/01/2010	1,770,000	1,708,050
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015 (g)	625,000	492,188
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	466,000	491,630
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (g)	1,115,000	953,325
Station Casinos, Inc.
6.50% due 02/01/2014	625,000	375,000
6.875% due 03/01/2016	250,000	145,625
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,895,000	1,809,725
9.125% due 12/15/2010 (g)	1,475,000	1,430,750
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,727,000	1,649,285

		33,785,315

Manufacturing - 0.27%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,415,000	1,315,950

Medical-Hospitals - 0.51%
Community Health Systems, Inc.
8.875% due 07/15/2015	500,000	501,875
HCA, Inc.
9.125% due 11/15/2014	540,000	556,200

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	$1,495,000	$1,442,675

		2,500,750
Metal & Metal Products - 0.61%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012 (g)	655,000	576,400
CII Carbon LLC
11.125% due 11/15/2015 (g)	1,670,000	1,486,300
PNA Group, Inc.
10.75% due 09/01/2016	1,080,000	939,600

		3,002,300
Mining - 0.56%
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	3,000,000	2,745,000

Paper - 0.43%
NewPage Corp.
10.00% due 05/01/2012 (g)	1,080,000	1,096,200
Pope & Talbot, Inc.
8.375% due 06/01/2013	1,500,000	210,000
Verso Paper, Inc., Series B
9.125% due 08/01/2014	840,000	810,600

		2,116,800

Petroleum Services - 0.33%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	895,000	787,600
McMoRan Exploration Company
11.875% due 11/15/2014	810,000	818,100

		1,605,700
Publishing - 0.44%
Idearc, Inc.
8.00% due 11/15/2016	3,315,000	2,146,463

Railroads & Equipment - 0.09%
American Railcar Industries, Inc.
7.50% due 03/01/2014	500,000	440,000

Sanitary Services - 0.02%
Waste Services, Inc.
9.50% due 04/15/2014	100,000	95,750

Steel - 0.31%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,535,000	1,511,975

Telecommunications Equipment &
Services - 1.27%
Axtel SAB de CV
7.625% due 02/01/2017 (g)	2,550,000	2,562,750
Citizens Communications Company
7.125% due 03/15/2019	795,000	695,625
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	1,385,000	1,156,475
West Corp.
11.00% due 10/15/2016	2,140,000	1,808,300

		6,223,150
Telephone - 0.72%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,200,000	2,062,500

The accompanying notes are an integral part of the financial statements.
364

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Sprint Capital Corp.
8.375% due 03/15/2012	$1,615,000	$1,493,875

		3,556,375

Tobacco - 0.60%
Alliance One International, Inc.
11.00% due 05/15/2012	2,900,000	2,943,500

Transportation - 0.41%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,085,000	1,080,931
PHI, Inc.
7.125% due 04/15/2013	1,000,000	917,500

		1,998,431

TOTAL CORPORATE BONDS (Cost $210,200,064)		$201,157,607

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.42%
Luminent Mortgage Trust, Series 2006-1, Class X
3.8757% IO due 04/25/2036	11,327,623	452,576
American Home Mortgage Assets, Series 2006-6,
Class XP
4.033% IO due 12/25/2046	22,487,586	1,040,051
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.078% IO due 05/25/2047	16,828,630	1,009,718
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	3,320,364
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.226% due 09/15/2020 (b)	3,850,000	3,843,177
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
3.802% IO due 11/20/2035	13,967,480	497,591
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.948% IO due 08/25/2046 (b)	9,581,595	356,316
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
1.961% IO due 07/25/2046 (b)	18,088,893	700,945
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	11,674,227	456,024
Crown Castle Towers LLC, Series 2006-1A, Class F
6.65% due 11/15/2036 (g)	950,000	857,013
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036 (g)	1,120,000	1,004,598
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,435,000	4,476,406
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	5,740,000	5,865,557
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,286,010
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,438,217	2,459,310

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	$7,172,000	$7,128,203
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	620,000	504,345
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.2982% due 05/10/2040 (b)	6,750,000	6,702,039
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9128% due 07/10/2038 (b)	3,755,000	3,832,849
GS Mortgage Securities Corp., Series 2006-NIM3,
Class N2
8.112% due 06/25/2046 (g)	266,353	264,688
Harborview Mortgage Loan Trust, Series
2006-SB1, Class A1A
5.176% due 12/19/2036 (b)	2,600,044	1,859,031
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.625% IO due 09/19/2035 (b)	13,894,056	455,899
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% IO due 05/19/2047	32,158,000	241,185
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% IO due 07/19/2047	32,289,374	282,532
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.343% IO due 08/19/2037 (g)	22,511,404	168,835
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (g)	218,397	217,032
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
3.7389% IO due 10/25/2036	40,007,000	1,087,690
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 2X
3.4058% IO due 10/25/2036 (b)	41,676,633	989,820
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	705,000	642,431
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	425,000	373,020
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7422% due 04/25/2037 (b)	3,888,470	3,765,507
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
1.5271% IO due 07/25/2047	44,762,585	587,509
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.3302% IO due 06/25/2017	76,441,663	907,745
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
1.1359% IO due 04/25/2047	33,938,383	509,076
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0229% due 09/25/2036 (b)	2,890,150	2,767,819

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $65,880,976)		$65,912,911

The accompanying notes are an integral part of the financial statements.
365

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES - 0.68%
Lehman XS Trust, Series 2005-5N, Class 3A2
2.9588% due 11/25/2035 (b)		$690,431	$447,631
Lehman XS Trust, Series 2006-2N, Class 1A2
2.9388% due 02/25/2046 (b)		2,608,488	1,628,134
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)		1,670,000	1,252,500

TOTAL ASSET BACKED SECURITIES
(Cost $3,769,646)			$3,328,265

SUPRANATIONAL OBLIGATIONS - 5.14%

Supranational - 5.14%
European Investment Bank
6.75% due 11/17/2008	NZD	2,535,000	1,970,310
European Investment Bank, EMTN
4.375% due 03/06/2009	GBP	1,260,000	2,500,940
6.08% due 04/21/2008	NZD	2,090,000	1,640,304
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	1,890,000	3,781,857
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	10,585,000	8,270,988
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	4,465,000	4,472,656
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	2,810,000	2,616,869

			25,253,924

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $23,710,413)			$25,253,924

COMMON STOCKS - 1.45%

Air Travel - 0.21%
Northwest Airlines Corp. *		115,716	1,040,287

Mining - 1.20%
Newmont Mining Corp.		78,270	3,545,631
Silver Standard Resources, Inc. * (a)		78,275	2,374,081

			5,919,712
Telecommunications Equipment &
Services - 0.04%
Chunghwa Telecom Company, Ltd. *		6,773	176,233

TOTAL COMMON STOCKS (Cost $7,542,767)			$7,136,232

TERM LOANS - 0.52%

Financial Services - 0.09%
Local TV Finance LLC
6.25% due 05/07/2013 (b)		$516,100	436,105

Healthcare Products - 0.14%
Bausch & Lomb, Inc.
7.978% due 04/11/2015 (b)	EUR	447,150	671,523

Leisure Time - 0.29%
Great Canadian Gaming Corp.
6.39% due 02/07/2014 (b)		$1,509,750	1,453,134

TOTAL TERM LOANS (Cost $2,662,700)			$2,560,762

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.04%

Gold - 0.04%
New Gold, Inc.
(Expiration Date: 06/28/2017, Strike
Price: CAD 15.00) *	107,000	$198,061

TOTAL WARRANTS (Cost $210,285)		$198,061

OPTIONS - 0.33%

Call Options - 0.33%
Comcast, Corp.
Expiration 01/16/2010 at $25.00 *	30,000,000	585,000
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 01/25/2010 at $1.30 *	11,780,000	123,337
Expiration 01/22/2010 at $1.30 *	11,780,000	122,465
Expiration 02/26/2010 at $1.30 *	59,500,000	672,112
Over The Counter Purchase Call on the USD vs.
EUR
Expiration 02/26/2009 at $1.20 *	2,360,000	109,669

		1,612,583

TOTAL OPTIONS (Cost $1,689,672)		$1,612,583

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$17,001 on 04/01/2008,
collateralized by $20,000 Federal
Home Loan Mortgage Corp.,
1.00% due 07/11/2022 (valued at
$19,850, including interest)	$17,000	$17,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		$17,000

SHORT TERM INVESTMENTS - 3.30%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	$13,900,000	$13,900,000
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	2,298,966	2,298,966

TOTAL SHORT TERM INVESTMENTS
(Cost $16,198,966)		$16,198,966

Total Investments (Strategic Income Trust)
(Cost $481,933,134) - 99.16%		$487,127,452
Other Assets in Excess of Liabilities - 0.84%		4,113,157

TOTAL NET ASSETS - 100.00%		$491,240,609

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 23.16%

U.S. Treasury Bonds - 5.00%
5.00% due 05/15/2037	$4,435,000	$4,961,310
7.875% due 02/15/2021	300,000	416,016
9.25% due 02/15/2016	2,150,000	3,066,438

		8,443,764

The accompanying notes are an integral part of the financial statements.
366

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 18.16%
2.75% due 02/28/2013	$8,873,000	$8,995,004
3.375% due 09/15/2009	5,050,000	5,180,987
3.50% due 02/15/2018	8,059,000	8,105,589
3.875% due 05/15/2010	3,568,000	3,735,806
4.625% due 07/31/2009	160,000	166,475
4.75% due 11/15/2008 to 05/15/2014	4,328,000	4,498,002

		30,681,863

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $37,898,048)		$39,125,627

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.61%

Federal Home Loan Bank - 4.08%
3.875% due 01/15/2010 to 06/14/2013	2,725,000	2,794,176
6.00% due 10/01/2036	3,987,337	4,093,691

		6,887,867

Federal Home Loan Mortgage Corp. - 8.31%
4.25% due 07/15/2009	3,300,000	3,382,685
5.75% due 04/15/2008	1,100,000	1,101,480
5.883% due 02/01/2037 (b)	2,601,341	2,642,546
6.00% due 06/15/2011	3,250,000	3,567,808
6.038% due 08/01/2037 (b)	2,601,512	2,671,272
6.25% due 07/15/2032	570,000	679,442

		14,045,233
Federal National Mortgage
Association - 38.22%
3.25% due 04/09/2013	2,000,000	1,998,468
4.375% due 10/15/2015	2,850,000	2,946,983
4.50% due 04/01/2021	1,847,447	1,838,731
4.629% due 01/01/2035 (b)	3,300,032	3,338,933
5.00% due 06/01/2018 to 07/01/2036	9,692,452	9,648,834
5.50% due 08/01/2017 to 04/01/2037	22,820,440	23,135,757
5.51% due 04/01/2036 (b)	964,927	987,783
5.698% due 04/01/2037	3,497,992	3,595,452
6.00% due 08/01/2034 to 03/01/2037	9,418,137	9,664,468
6.125% due 03/15/2012	1,275,000	1,422,557
6.375% due 06/15/2009	2,200,000	2,310,596
6.50% due 07/01/2036	1,072,084	1,111,337
6.625% due 11/15/2030	425,000	525,882
7.125% due 06/15/2010	1,750,000	1,928,089
7.25% due 05/15/2030	100,000	131,842

		64,585,712

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $83,047,735)		$85,518,812

FOREIGN GOVERNMENT OBLIGATIONS - 0.62%

Canada - 0.21%
Government of Canada
5.25% due 11/05/2008	150,000	152,843
5.75% due 02/15/2009	200,000	205,347

		358,190

Italy - 0.31%
Republic of Italy
4.50% due 01/21/2015	500,000	528,512

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico - 0.10%
Government of Mexico
9.875% due 02/01/2010	$150,000	$167,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,003,259)		$1,053,952

CORPORATE BONDS - 20.57%

Aerospace - 0.25%
Northrop Grumman Corp.
7.75% due 03/01/2016	350,000	413,868

Agriculture - 0.19%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	300,000	323,681

Aluminum - 0.30%
Alcoa, Inc.
5.72% due 02/23/2019	524,000	512,764

Automobiles - 0.12%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	206,876

Banking - 2.00%
Bank of America Corp.
5.42% due 03/15/2017	499,000	494,957
7.80% due 02/15/2010	300,000	320,699
Bank One Corp.
7.875% due 08/01/2010	550,000	587,735
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	150,576
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	310,370
US Bank NA, BKNT
6.375% due 08/01/2011	400,000	433,090
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	505,000	467,894
Wachovia Corp.
5.625% due 12/15/2008	600,000	604,972

		3,370,293

Broadcasting - 0.10%
News America, Inc.
6.65% due 11/15/2037 (g)	170,000	171,443

Building Materials & Construction - 0.30%
CRH America, Inc.
6.00% due 09/30/2016	540,000	513,806

Business Services - 0.15%
Science Applications International Corp.
5.50% due 07/01/2033	300,000	259,508

Cable & Television - 0.52%
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	200,096
Time Warner, Inc.
7.25% due 10/15/2017	400,000	414,164
Viacom, Inc.
6.875% due 04/30/2036	275,000	264,813

		879,073

The accompanying notes are an integral part of the financial statements.
367

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Chemicals - 0.12%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	$200,000	$210,515

Computers & Business Equipment - 0.34%
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	365,359
International Business Machines Corp.
4.25% due 09/15/2009	200,000	203,783

		569,142

Domestic Oil - 0.45%
Devon Financing Corp., ULC
6.875% due 09/30/2011	400,000	436,593
Marathon Oil Corp.
5.90% due 03/15/2018	315,000	316,637

		753,230

Drugs & Health Care - 0.31%
Covidien International Finance SA
6.00% due 10/15/2017 (g)	500,000	515,351

Electrical Utilities - 1.39%
Appalachian Power Company
7.00% due 04/01/2038	180,000	176,399
Constellation Energy Group
7.60% due 04/01/2032	365,000	369,725
Dominion Resources, Inc.
5.00% due 03/15/2013	240,000	245,074
Duke Energy Corp.
5.625% due 11/30/2012	400,000	425,291
Exelon Corp.
6.75% due 05/01/2011	395,000	416,799
FirstEnergy Corp.
7.375% due 11/15/2031	450,000	489,510
Indiana Michigan Power Company
6.05% due 03/15/2037	250,000	221,165

		2,343,963

Electronics - 0.12%
Tyco Electronics Group SA
6.00% due 10/01/2012 (g)	205,000	210,113

Financial Services - 5.02%
American Express Bank FSB, BKNT
6.00% due 09/13/2017	525,000	511,811
American Express Company
4.875% due 07/15/2013	500,000	490,980
Ameriprise Financial, Inc.
5.65% due 11/15/2015	325,000	317,378
Bear Stearns Companies, Inc.
5.30% due 10/30/2015	175,000	164,280
7.25% due 02/01/2018	175,000	180,843
Capital One Financial Corp., MTN
5.70% due 09/15/2011	250,000	235,820
CIT Group, Inc.
6.00% due 04/01/2036	400,000	299,502
Citigroup, Inc.
6.875% due 03/05/2038	180,000	179,873
General Electric Capital Corp.
6.125% due 02/22/2011	750,000	797,195
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	210,000	209,688

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Household Finance Corp.
6.375% due 11/27/2012	$350,000	$354,488
HSBC Finance Corp.
5.50% due 01/19/2016	290,000	280,538
8.00% due 07/15/2010	700,000	738,702
International Lease Finance Corp., MTN
5.45% due 03/24/2011	400,000	399,624
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	420,000	405,273
5.75% due 04/25/2011	200,000	196,566
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	400,000	400,704
Morgan Stanley
6.75% due 04/15/2011	900,000	943,390
Morgan Stanley, MTN
5.95% due 12/28/2017	425,000	410,744
6.625% due 04/01/2018	180,000	180,063
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	256,697
Wells Fargo Bank NA
6.45% due 02/01/2011 (c)	500,000	531,818

		8,485,977

Food & Beverages - 0.82%
Kraft Foods, Inc.
5.25% due 10/01/2013	500,000	499,992
Kroger Company
6.40% due 08/15/2017	200,000	211,075
Tesco PLC
6.15% due 11/15/2037 (g)	235,000	227,736
Unilever Capital Corp.
7.125% due 11/01/2010	400,000	438,578

		1,377,381

Gas & Pipeline Utilities - 0.78%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	415,000	425,580
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)	190,000	198,879
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	520,000	505,265
5.85% due 03/15/2036	200,000	189,913

		1,319,637

Healthcare Services - 0.18%
UnitedHealth Group, Inc.
6.625% due 11/15/2037	170,000	157,300
WellPoint, Inc.
6.375% due 06/15/2037	170,000	152,400

		309,700

Holdings Companies/Conglomerates - 0.49%
General Electric Company
5.00% due 02/01/2013	800,000	828,658

Hotels & Restaurants - 0.10%
Yum! Brands, Inc.
6.25% due 03/15/2018	170,000	170,868

Industrial Machinery - 0.43%
Caterpillar, Inc.
7.25% due 09/15/2009	200,000	211,361

The accompanying notes are an integral part of the financial statements.
368

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial Machinery (continued)
John Deere Capital Corp.
5.10% due 01/15/2013	$500,000	$519,997

		731,358
Insurance - 0.93%
Allstate Corp.
7.20% due 12/01/2009	400,000	423,142
American International Group, Inc., MTN
5.85% due 01/16/2018	180,000	176,641
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	230,000	203,415
6.30% due 03/15/2018	180,000	180,341
Lincoln National Corp.
6.30% due 10/09/2037	240,000	216,947
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	200,000	196,843
MetLife, Inc.
5.70% due 06/15/2035	200,000	177,916

		1,575,245

International Oil - 0.31%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	300,000	336,845
Talisman Energy, Inc.
6.25% due 02/01/2038	200,000	184,263

		521,108
Leisure Time - 0.31%
Walt Disney Company, MTN
5.625% due 09/15/2016	500,000	523,926

Liquor - 0.19%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	300,000	327,803

Manufacturing - 0.13%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	215,561

Petroleum Services - 0.34%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	150,000	149,965
Weatherford International, Ltd.
5.50% due 02/15/2016	430,000	424,011

		573,976
Pharmaceuticals - 0.24%
AstraZeneca PLC
5.90% due 09/15/2017	390,000	412,255

Railroads & Equipment - 0.10%
Canadian National Railway Company
6.375% due 10/15/2011	150,000	161,843

Real Estate - 0.60%
ProLogis, REIT
5.625% due 11/15/2016	180,000	163,680
Realty Income Corp.
5.95% due 09/15/2016	135,000	123,968
Simon Property Group LP, REIT
5.875% due 03/01/2017	245,000	232,212

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Vornado Realty LP
5.60% due 02/15/2011	$500,000	$490,642

		1,010,502

Retail Trade - 1.13%
Federated Department Stores, Inc.
6.625% due 04/01/2011	300,000	300,115
Safeway, Inc.
6.35% due 08/15/2017	520,000	549,636
Target Corp.
7.50% due 08/15/2010	700,000	759,536
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	293,542

		1,902,829

Telecommunications Equipment &
Services - 0.71%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	250,000	299,896
SBC Communications, Inc.
5.625% due 06/15/2016	400,000	401,135
Verizon Communications, Inc.
7.375% due 09/01/2012	450,000	494,273

		1,195,304

Telephone - 1.10%
AT&T, Inc.
5.50% due 02/01/2018	500,000	489,570
6.30% due 01/15/2038	205,000	198,220
BellSouth Corp.
4.20% due 09/15/2009	200,000	201,322
British Telecommunications PLC
5.95% due 01/15/2018	170,000	164,721
9.125% due 12/15/2030	250,000	310,494
Sprint Capital Corp.
6.875% due 11/15/2028	400,000	298,000
Verizon Communications, Inc.
6.40% due 02/15/2038	200,000	194,714

		1,857,041

TOTAL CORPORATE BONDS (Cost $34,999,002)		$34,754,598

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.45%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	200,000	182,738
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	1,300,000	1,318,046
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.4569% due 03/11/2039 (b)	200,000	184,558
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.7248% due 03/15/2049 (b)	484,730	486,602
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4092% due 01/15/2046 (b)	200,000	176,096

The accompanying notes are an integral part of the financial statements.
369

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	$200,000	$185,610
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	205,000	193,519
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	978,661	1,018,761
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045 (b)	33,150	33,049
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1
5.405% due 07/15/2045 (b)	362,292	361,492

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,254,962)		$4,140,471

ASSET BACKED SECURITIES - 1.10%
American Express Issuance Trust, Series 2008-1,
Class A
3.6587% due 12/15/2010 (b)	500,000	500,000
BA Credit Card Trust, Series 2008-A3, Class A3
3.5212% due 08/15/2011 (b)	685,000	684,703
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	250,000	241,423
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	295,998	297,203
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036 (b)	39,496	39,126
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036 (b)	100,000	96,852

TOTAL ASSET BACKED SECURITIES
(Cost $1,871,220)		$1,859,307

REPURCHASE AGREEMENTS - 3.63%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$6,133,273 on 04/01/2008,
collateralized by $6,130,000
Federal Home Loan Mortgage
Corp., 2.875% due 04/30/2010
(valued at $6,260,263, including
interest)	$6,133,000	$6,133,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,133,000)		$6,133,000

Total Investments (Total Bond Market Trust A)
(Cost $169,207,226) - 102.14%		$172,585,767
Liabilities in Excess of Other Assets - (2.14)%		(3,622,376)

TOTAL NET ASSETS - 100.00%		$168,963,391

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 22.38%

U.S. Treasury Bonds - 14.17%
5.00% due 05/15/2037	$310,000	$346,788
5.50% due 08/15/2028	270,000	313,031
6.125% due 11/15/2027 to 08/15/2029	970,000	1,208,980
6.25% due 05/15/2030	1,300,000	1,661,765
6.625% due 02/15/2027	295,000	383,846
6.75% due 08/15/2026	775,000	1,016,643
7.50% due 11/15/2016	2,200,000	2,873,750
7.875% due 02/15/2021	900,000	1,248,047
8.75% due 08/15/2020	1,400,000	2,055,813
8.875% due 08/15/2017	1,550,000	2,208,023
9.25% due 02/15/2016	3,550,000	5,063,188
11.25% due 02/15/2015	2,010,000	3,048,449
11.75% due 11/15/2014	465,000	539,255
12.00% due 08/15/2013	1,000,000	1,037,891
13.25% due 05/15/2014	1,200,000	1,352,156

		24,357,625

U.S. Treasury Notes - 8.21%
2.75% due 02/28/2013	955,000	968,131
3.25% due 12/31/2009	4,000,000	4,110,312
3.50% due 02/15/2018	4,683,000	4,710,073
3.875% due 05/15/2010	200,000	209,406
4.75% due 05/15/2014	1,230,000	1,380,771
5.00% due 02/15/2011 to 08/15/2011	2,485,000	2,723,424

		14,102,117

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,807,314)		$38,459,742

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.68%

Federal Home Loan Bank - 1.58%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,717,481

Federal Home Loan Mortgage Corp. - 9.53%
4.00% due 05/01/2009	64,488	64,583
4.25% due 07/15/2009	2,650,000	2,716,398
4.50% due 05/01/2024 to 10/01/2033	552,175	536,560
5.00% due 10/01/2009 to 04/01/2024	480,498	484,810
5.50% due 02/01/2023	261,009	265,939
5.75% due 04/15/2008 to 01/15/2012	3,700,000	3,823,894
5.883% due 02/01/2037 (b)	2,601,340	2,642,545
6.00% due 01/01/2009 to 06/01/2022	1,102,694	1,203,540
6.038% due 08/01/2037 (b)	2,789,708	2,864,514
6.25% due 07/15/2032	450,000	536,402
6.50% due 11/01/2015 to 06/01/2021	158,431	165,912
6.625% due 09/15/2009	720,000	764,733
7.00% due 02/01/2016 to 04/01/2032	200,670	212,856
7.50% due 02/01/2016 to 03/01/2032	63,748	68,831
8.00% due 02/01/2030	9,910	10,758
8.50% due 10/01/2031	13,528	15,000

		16,377,275

Federal National Mortgage
Association - 36.83%
3.25% due 04/09/2013	1,000,000	999,234
4.00% due 11/01/2010 to 08/01/2020	1,454,137	1,426,288
4.50% due 12/01/2020 to 06/01/2034	4,481,307	4,447,093
4.629% due 01/01/2035 (b)	3,400,033	3,440,113
5.00% due 07/01/2020 to 12/01/2034	11,132,084	11,117,455
5.50% due 01/01/2009 to 09/01/2036	15,853,397	16,050,579

The accompanying notes are an integral part of the financial statements.
370

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.51% due 04/01/2036 (b)	$868,434	$889,004
5.698% due 04/01/2037	5,413,558	5,564,390
6.00% due 10/01/2013 to 05/01/2035	6,292,021	6,470,062
6.125% due 03/15/2012	2,300,000	2,566,181
6.25% due 05/15/2029	415,000	489,249
6.375% due 06/15/2009	2,800,000	2,940,759
6.50% due 02/01/2015 to 02/01/2036	2,881,519	2,993,397
6.625% due 09/15/2009 to 11/15/2030	2,130,000	2,328,926
7.00% due 12/01/2012 to 10/01/2032	489,432	516,700
7.125% due 01/15/2030	209,000	271,637
7.25% due 05/15/2030	450,000	593,291
7.50% due 10/01/2015 to 08/01/2031	114,006	122,850
8.00% due 08/01/2030 to 09/01/2031	50,127	54,328
8.50% due 09/01/2030	7,318	8,062

		63,289,598

Government National Mortgage
Association - 2.43%
4.50% due 05/15/2019 to 08/15/2033	165,117	162,228
5.00% due 05/15/2018 to 06/15/2034	824,358	827,150
5.50% due 11/15/2032 to 11/15/2034	1,402,557	1,433,754
6.00% due 04/15/2017 to 07/15/2034	901,538	934,025
6.50% due 01/15/2016 to 01/15/2033	483,025	504,573
7.00% due 08/15/2029 to 05/15/2032	215,120	229,933
7.50% due 08/15/2029 to 01/15/2031	53,144	57,274
8.00% due 04/15/2031	10,175	11,167
8.50% due 09/15/2030	6,804	7,487
9.00% due 01/15/2031	4,021	4,427

		4,172,018

Tennessee Valley Authority - 0.19%
6.75% due 11/01/2025	260,000	327,600

The Financing Corp. - 0.12%
8.60% due 09/26/2019	150,000	207,435

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $84,672,287)		$87,091,407

FOREIGN GOVERNMENT OBLIGATIONS - 1.85%

Canada - 0.51%
Government of Canada
5.25% due 11/05/2008	125,000	127,369
Province of Manitoba Canada
9.625% due 12/01/2018	300,000	440,319
Province of Quebec Canada
7.50% due 07/15/2023	100,000	127,192
Province of Quebec Canada
7.125% due 02/09/2024	150,000	185,099

		879,979

Italy - 0.33%
Republic of Italy
6.875% due 09/27/2023	460,000	570,160

Malaysia - 0.03%
Government of Malaysia
8.75% due 06/01/2009	50,000	53,090

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico - 0.63%
Government of Mexico
9.875% due 02/01/2010	$970,000	$1,081,550

South Korea - 0.35%
Republic of Korea
8.875% due 04/15/2008	600,000	600,931

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,951,526)		$3,185,710

CORPORATE BONDS - 19.59%

Aerospace - 0.27%
Boeing Company
8.75% due 09/15/2031	90,000	123,648
Northrop Grumman Corp.
7.75% due 03/01/2016	75,000	88,686
United Technologies Corp.
6.10% due 05/15/2012	180,000	193,853
8.875% due 11/15/2019	50,000	66,866

		473,053

Agriculture - 0.24%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	385,000	415,390

Aluminum - 0.20%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	200,000	191,147
Alcoa, Inc.
5.72% due 02/23/2019	149,000	145,805

		336,952

Automobiles - 0.39%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	650,000	672,346

Banking - 1.64%
Bank of America Corp.
5.42% due 03/15/2017	300,000	297,569
Bank One Corp.
7.875% due 08/01/2010	300,000	320,583
KFW International Finance, Inc.
3.25% due 03/30/2009	500,000	501,921
Nationsbank Corp.
7.75% due 08/15/2015	400,000	459,182
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	310,370
6.40% due 04/01/2009	150,000	153,646
SMBC International Finance NV
8.50% due 06/15/2009	100,000	106,446
US Bank NA, BKNT
6.375% due 08/01/2011	325,000	351,886
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	260,000	240,896
Wachovia Corp.
5.625% due 12/15/2008	75,000	75,621

		2,818,120

Broadcasting - 0.58%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	422,482

The accompanying notes are an integral part of the financial statements.
371

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
News America Holdings
7.70% due 10/30/2025	$100,000	$109,565
8.00% due 10/17/2016	250,000	286,995
News America, Inc.
6.65% due 11/15/2037 (g)	175,000	176,486

		995,528

Cable & Television - 0.59%
Comcast Cable Communications
8.875% due 05/01/2017	75,000	85,789
Tele-Communications-TCI Group
7.125% due 02/15/2028	70,000	70,474
Time Warner Entertainment Company LP
8.375% due 07/15/2033	200,000	225,037
Time Warner, Inc.
7.25% due 10/15/2017	350,000	362,393
7.625% due 04/15/2031	75,000	78,443
Viacom, Inc.
6.875% due 04/30/2036	145,000	139,629
7.875% due 07/30/2030	50,000	48,687

		1,010,452

Cellular Communications - 0.50%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	300,000	326,313
Vodafone Group PLC
7.75% due 02/15/2010	500,000	529,885

		856,198

Chemicals - 0.12%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	150,000	157,886
Eastman Chemical Company
7.60% due 02/01/2027	50,000	52,407

		210,293

Computers & Business Equipment - 0.42%
International Business Machines Corp.
4.25% due 09/15/2009	600,000	611,349
7.00% due 10/30/2025	100,000	110,302

		721,651

Cosmetics & Toiletries - 0.06%
Procter & Gamble Company
6.45% due 01/15/2026	100,000	110,369

Domestic Oil - 0.60%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	200,000	213,621
ConocoPhillips
6.65% due 07/15/2018	50,000	56,911
Devon Financing Corp., ULC
6.875% due 09/30/2011	400,000	436,593
Marathon Oil Corp.
5.90% due 03/15/2018	320,000	321,664

		1,028,789

Drugs & Health Care - 0.37%
Covidien International Finance SA
6.00% due 10/15/2017 (g)	530,000	546,273

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Drugs & Health Care (continued)
Eli Lilly & Company
7.125% due 06/01/2025	$80,000	$91,369

		637,642

Electrical Utilities - 1.45%
Alabama Power Company
5.70% due 02/15/2033	80,000	75,119
Alabama Power Company, Series Q
5.50% due 10/15/2017	100,000	102,381
Cincinnati Gas & Electric Company
5.70% due 09/15/2012	300,000	315,376
Constellation Energy Group, Inc.
7.00% due 04/01/2012	240,000	255,241
Dominion Resources, Inc.
5.00% due 03/15/2013	250,000	255,286
Duke Energy Corp.
5.625% due 11/30/2012	400,000	425,291
FirstEnergy Corp.
7.375% due 11/15/2031	246,000	267,599
Hydro Quebec, Series HY
8.40% due 01/15/2022	100,000	136,806
Oncor Electric Delivery Company
6.375% due 05/01/2012	400,000	411,609
Progress Energy, Inc.
7.10% due 03/01/2011	235,000	252,959

		2,497,667

Energy - 0.63%
CalEnergy Company, Inc.
8.48% due 09/15/2028	60,000	71,924
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	200,000	203,510
Norsk Hydro ASA
7.25% due 09/23/2027	75,000	86,314
Occidental Petroleum Corp.
6.75% due 01/15/2012	265,000	293,261
Sempra Energy
6.00% due 02/01/2013	400,000	424,714

		1,079,723

Financial Services - 4.65%
American Express Bank FSB, BKNT
6.00% due 09/13/2017	350,000	341,207
American Express Company
4.875% due 07/15/2013	150,000	147,294
Ameriprise Financial, Inc.
5.65% due 11/15/2015	350,000	341,791
Bear Stearns Companies, Inc.
5.30% due 10/30/2015	180,000	168,973
7.25% due 02/01/2018	180,000	186,011
CIT Group, Inc.
6.00% due 04/01/2036	175,000	131,032
Citigroup, Inc.
5.875% due 02/22/2033	190,000	159,881
6.625% due 01/15/2028	100,000	92,020
6.875% due 03/05/2038	185,000	184,869
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	400,000	425,185
FleetBoston Financial Corp.
6.70% due 07/15/2028	75,000	78,385

The accompanying notes are an integral part of the financial statements.
372

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
FleetBoston Financial Corp. (continued)
7.375% due 12/01/2009	$100,000	$106,348
General Electric Capital Corp.
6.125% due 02/22/2011	1,150,000	1,222,366
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	215,000	214,681
6.345% due 02/15/2034	160,000	138,543
7.35% due 10/01/2009	500,000	525,694
HSBC Finance Corp.
5.875% due 02/01/2009	280,000	282,100
8.00% due 07/15/2010	350,000	369,351
HSBC Holdings PLC
7.50% due 07/15/2009	150,000	155,306
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	135,000	130,266
MBNA Corp.
5.00% due 06/15/2015	250,000	250,549
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	170,000	163,273
6.875% due 11/15/2018	120,000	120,211
Morgan Stanley
6.75% due 04/15/2011	250,000	262,053
Morgan Stanley, MTN
5.95% due 12/28/2017	255,000	246,447
6.625% due 04/01/2018	185,000	185,065
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	700,000	718,752
Toyota Motor Credit Corp.
5.50% due 12/15/2008	60,000	60,628
Wells Fargo Bank NA
6.45% due 02/01/2011	550,000	584,999

		7,993,280

Food & Beverages - 1.09%
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	100,000	126,749
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	62,605
7.875% due 09/15/2010	167,000	182,445
9.75% due 03/01/2021	13,000	17,649
General Mills, Inc.
6.00% due 02/15/2012	250,000	262,193
Kraft Foods, Inc.
5.25% due 10/01/2013	325,000	324,995
Kroger Company
6.40% due 08/15/2017	210,000	221,629
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	100,000	116,028
Sara Lee Corp.
6.25% due 09/15/2011	100,000	105,942
Tesco PLC
6.15% due 11/15/2037 (g)	245,000	237,427
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	219,289

		1,876,951

Healthcare Services - 0.19%
UnitedHealth Group, Inc.
6.625% due 11/15/2037	175,000	161,926

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Services (continued)
WellPoint, Inc.
6.375% due 06/15/2037	$175,000	$156,883

		318,809
Hotels & Restaurants - 0.10%
Yum! Brands, Inc.
6.25% due 03/15/2018	170,000	170,867

Industrial Machinery - 0.17%
Caterpillar, Inc.
5.30% due 09/15/2035	62,000	57,207
John Deere Capital Corp.
5.10% due 01/15/2013	170,000	176,799
6.00% due 02/15/2009	60,000	61,306

		295,312
Industrials - 0.03%
Hartford Financial Services Group, Inc.
6.10% due 10/01/2041	50,000	44,213

Insurance - 0.41%
Allstate Corp.
7.20% due 12/01/2009	170,000	179,835
AXA SA
8.60% due 12/15/2030	120,000	129,137
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	240,000	236,212
Torchmark Corp.
8.25% due 08/15/2009	100,000	106,728
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	55,839

		707,751
International Oil - 0.50%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	260,000	291,933
Talisman Energy, Inc.
6.25% due 02/01/2038	610,000	562,001

		853,934
Liquor - 0.30%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	470,000	513,558

Manufacturing - 0.05%
Honeywell International, Inc.
7.50% due 03/01/2010	75,000	80,835

Paper - 0.08%
MeadWestvaco Corp.
6.85% due 04/01/2012	100,000	103,803
7.10% due 11/15/2009	35,000	37,000

		140,803
Petroleum Services - 0.08%
Tosco Corp.
8.125% due 02/15/2030	110,000	138,408

Pharmaceuticals - 0.27%
Schering Plough Corp.
5.55% due 12/01/2013	250,000	258,205
Wyeth
5.50% due 03/15/2013	200,000	211,782

		469,987

The accompanying notes are an integral part of the financial statements.
373

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Railroads & Equipment - 0.24%
Canadian National Railway Company
6.375% due 10/15/2011	$300,000	$323,686
Union Pacific Corp.
6.625% due 02/01/2029	85,000	86,439

		410,125

Real Estate - 0.24%
ProLogis, REIT
5.625% due 11/15/2016	185,000	168,227
Simon Property Group LP, REIT
5.875% due 03/01/2017	255,000	241,690

		409,917

Retail Grocery - 0.09%
The Kroger Company
8.05% due 02/01/2010	150,000	159,960

Retail Trade - 0.82%
Federated Department Stores, Inc.
6.625% due 04/01/2011	200,000	200,077
Kellogg Company, Series B
7.45% due 04/01/2031	100,000	115,888
Safeway, Inc.
5.80% due 08/15/2012	150,000	157,273
6.35% due 08/15/2017	535,000	565,491
Target Corp.
6.75% due 01/01/2028	25,000	24,708
7.50% due 08/15/2010	100,000	108,505
Wal-Mart Stores, Inc.
6.75% due 10/15/2023	100,000	110,339
7.55% due 02/15/2030	110,000	129,158

		1,411,439

Telecommunications Equipment &
Services - 0.81%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	546,000	654,973
France Telecom SA
8.50% due 03/01/2031	100,000	123,890
Verizon Global Funding Corp.
4.375% due 06/01/2013	370,000	361,742
7.25% due 12/01/2010	230,000	247,014

		1,387,619

Telephone - 1.35%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	60,505
AT&T, Inc.
5.50% due 02/01/2018	500,000	489,570
6.30% due 01/15/2038	210,000	203,054
BellSouth Corp.
6.875% due 10/15/2031	200,000	203,323
British Telecommunications PLC
5.95% due 01/15/2018	175,000	169,565
8.625% due 12/15/2010	200,000	219,953
9.125% due 12/15/2030	130,000	161,457
GTE Corp.
6.94% due 04/15/2028	100,000	100,937
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	111,750
7.625% due 01/30/2011	300,000	277,500

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Telefonica Europe BV
8.25% due 09/15/2030	$100,000	$116,784
Verizon Communications, Inc.
6.40% due 02/15/2038	210,000	204,450

		2,318,848

Utility Service - 0.06%
United Utilities PLC
6.875% due 08/15/2028	100,000	95,691

TOTAL CORPORATE BONDS (Cost $33,221,755)		$33,662,480

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.44%
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	500,000	493,378
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	300,000	313,243
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.7248% due 03/15/2049 (b)	484,730	486,602
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A2
7.325% due 10/15/2032	388,419	395,739
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.6584% due 05/12/2039 (b)	800,000	746,467
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	433,624
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009 (b)	295,193	303,292
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	500,000	511,762
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041 (b)	500,000	499,865

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,350,834)		$4,183,972

ASSET BACKED SECURITIES - 1.81%
American Express Issuance Trust, Series 2008-1,
Class A
3.6587% due 12/15/2010 (b)	515,000	515,000
BA Credit Card Trust, Series 2008-A3, Class A3
3.5212% due 08/15/2011 (b)	665,000	664,712
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	274,636
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033 (b)	550,000	560,914
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039 (b)	400,000	383,288

The accompanying notes are an integral part of the financial statements.
374

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	$119,738	$125,254
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	591,997	594,407

TOTAL ASSET BACKED SECURITIES
(Cost $3,177,986)		$3,118,211

SUPRANATIONAL OBLIGATIONS - 0.32%

Supranational - 0.32%
African Development Bank
6.875% due 10/15/2015	35,000	40,649
Asian Development Bank
5.593% due 07/16/2018	250,000	279,715
Inter-American Development Bank
8.50% due 03/15/2011	200,000	231,737

		552,101

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $517,720)		$552,101

REPURCHASE AGREEMENTS - 3.11%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$5,339,237 on 04/01/2008,
collateralized by $5,490,000
Federal Home Loan Mortgage
Corp., 7.00% due 07/11/2022
(valued at $5,448,825, including
interest)	$5,339,000	$5,339,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,339,000)		$5,339,000

Total Investments (Total Bond Market Trust B)
(Cost $171,038,422) - 102.18%		$175,592,623
Liabilities in Excess of Other Assets - (2.18)%		(3,745,633)

TOTAL NET ASSETS - 100.00%		$171,846,990

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 0.07%

Treasury Inflation Protected
Securities (d) - 0.07%
3.00% due 07/15/2012	$1,530,152	$1,714,965

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,710,860)		$1,714,965

U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.54%
6.00% due 12/01/2036 to 01/01/2038	5,290,627	5,431,594
6.00% due 12/01/2035 to 01/01/2038	55,128,648	56,528,110

Federal Home Loan Mortgage Corp. - 7.38%
3.916% due 06/01/2034	758,624	762,902
5.00% due 05/01/2018 to 12/01/2018	2,457,354	2,493,993

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.50% due 04/01/2037		$14,849,325	$15,008,997
5.50% TBA **		100,500,000	101,473,644
6.00% due 03/01/2016 to 12/01/2037		19,007,212	19,509,359
6.00% TBA **		29,000,000	29,734,048
7.052% due 01/01/2029 (b)		402,617	410,346

			169,393,289

Federal National Mortgage
Association - 59.75%
4.689% due 09/01/2035 (b)		7,654,938	7,753,203
5.00% due 11/01/2017 to 03/01/2037		174,679,938	174,482,863
5.00% TBA **		195,000,000	193,090,842
5.433% due 05/01/2036 (b)		4,384,629	4,412,143
5.50% due 11/01/2016 to 06/01/2037		348,413,275	352,679,545
5.50% TBA **		334,000,000	336,746,250
5.722% due 06/01/2043 (b)		2,315,823	2,301,792
5.922% due 10/01/2040 (b)		361,713	361,011
6.00% due 03/01/2016 to 12/01/2037		275,931,238	282,948,294
6.00% TBA **		4,400,000	4,507,250
6.50% TBA **		12,200,000	12,634,625
7.032% due 07/01/2009 (b)		98,423	99,216

			1,372,017,034

Government National Mortgage
Association - 0.37%
5.00% due 11/20/2034 to 03/20/2035		1,275,702	1,131,072
5.125% due 10/20/2029 to 11/20/2029 (b)		638,003	636,244
5.625% due 09/20/2021 (b)		92,772	93,641
5.75% due 01/20/2032 to 02/20/2032 (b)		1,054,573	1,064,378
6.00% due 04/15/2037 to 05/15/2037		4,455,077	4,604,456
6.375% due 05/20/2023 to 05/20/2030 (b)		1,027,082	1,050,105

			8,579,896

Small Business Administration - 0.34%
4.504% due 02/10/2014		749,639	733,053
4.88% due 11/01/2024		154,370	154,569
5.13% due 07/01/2023		258,214	261,397
5.52% due 06/01/2024		5,276,988	5,459,846
6.344% due 08/10/2011		1,015,227	1,048,088
7.449% due 08/01/2010		59,765	61,270

			7,718,223

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,598,706,355)			$1,619,668,146

FOREIGN GOVERNMENT OBLIGATIONS - 0.08%

Brazil - 0.06%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	2,600,000	1,379,495

South Africa - 0.02%
Republic of South Africa
5.875% due 05/30/2022		$500,000	470,067

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,019,660)			$1,849,562

The accompanying notes are an integral part of the financial statements.
375

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 28.56%

Air Travel - 0.01%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011	$155,940	$154,186

Automobiles - 0.34%
DaimlerChrysler N.A. Holding Corp.
3.2975% due 03/13/2009 (b)	3,000,000	2,960,739
DaimlerChrysler N.A. Holding Corp., MTN
3.5618% due 08/03/2009 (b)	3,500,000	3,445,596
DaimlerChrysler NA Holding Corp., MTN
3.2175% due 03/13/2009 (b)	1,300,000	1,283,928

		7,690,263

Banking - 7.65%
American Express Centurion Bank, BKNT
2.955% due 06/12/2009 (b)	8,200,000	8,171,234
ANZ National International, Ltd.
3.1675% due 08/07/2009 (b)(g)	5,000,000	4,989,570
Bank of America NA, BKNT
2.7637% due 12/18/2008 (b)	1,900,000	1,895,638
6.00% due 10/15/2036	1,400,000	1,339,304
Bank of Ireland YCD
5.3956% due 01/15/2010	10,500,000	10,704,698
Bank of Ireland, MTN
2.8137% due 12/18/2009 (b)	9,000,000	8,973,936
Barclays Bank PLC
5.45% due 09/12/2012	32,500,000	33,287,833
China Development Bank
5.00% due 10/15/2015	500,000	497,512
Credit Agricole SA
3.09% due 05/28/2009 (b)(g)	3,400,000	3,402,591
3.14% due 05/28/2010 (b)(g)	3,900,000	3,900,694
Deutsche Bank AG
6.00% due 09/01/2017	6,700,000	6,975,497
DnB NORBank ASA
4.4468% due 10/13/2009 (b)(g)	3,300,000	3,303,046
Export-Import Bank of China
4.875% due 07/21/2015 (g)	500,000	501,335
Export-Import Bank of Korea
3.1656% due 06/01/2009 (b)	4,800,000	4,808,102
Fortis Bank SA, Series YCD
2.6225% due 04/28/2008 (b)	2,100,000	2,099,815
HSBC Bank USA, BKNT
3.13% due 06/10/2009 (b)	1,200,000	1,196,249
HSBC Finance Corp.
2.93% due 09/15/2008 (b)	8,600,000	8,517,689
3.9537% due 10/21/2009 (b)	2,600,000	2,509,390
HSBC Holdings PLC
6.50% due 05/02/2036	1,300,000	1,257,636
6.50% due 09/15/2037	1,600,000	1,517,826
National Australia Bank, Ltd.
2.9787% due 09/11/2009 (b)(g)	3,800,000	3,796,838
Nordea Bank Finland PLC, Series YCD
5.2975% due 05/28/2008	2,900,000	2,901,407
Residential Capital LLC
6.1781% due 05/22/2009 (b)	4,500,000	2,565,000
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)	700,000	581,707
Royal Bank of Scotland Group PLC
3.9437% due 07/21/2008 (b)(g)	2,900,000	2,895,203

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)	$6,700,000	$6,037,779
Santander US Debt SA Unipersonal
2.6588% due 09/19/2008 (b)(g)	6,600,000	6,581,626
3.0743% due 11/20/2009 (g)	4,100,000	4,055,880
State Street Capital Trust IV
6.6943% due 06/01/2067 (b)	600,000	449,448
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	2,600,000	2,657,533
USB Capital IX
6.189% due 03/29/2049 (b)	500,000	371,250
VTB Capital SA
3.8393% due 08/01/2008 (b)(g)	3,500,000	3,460,625
Wachovia Bank NA, BKNT
3.1525% due 05/25/2010 (b)	16,500,000	15,920,174
4.6725% due 10/03/2008	2,600,000	2,589,350
Wachovia Corp, MTN
3.1256% due 12/01/2009 (b)	800,000	778,622
Wachovia Corp.
5.625% due 10/15/2016	300,000	286,211
5.75% due 02/01/2018	7,600,000	7,482,784
Westpac Banking Corp., Series DPNT
3.04% due 06/06/2008 (b)	2,300,000	2,299,558

		175,560,590

Biotechnology - 0.34%
Amgen, Inc.
3.17% due 11/28/2008 (b)	7,900,000	7,890,710

Cable & Television - 0.43%
AT&T Broadband Corp.
8.375% due 03/15/2013	200,000	222,166
Comcast Corp.
4.6768% due 07/14/2009 (b)	4,400,000	4,281,614
5.875% due 02/15/2018	1,000,000	974,037
6.45% due 03/15/2037	1,000,000	942,339
Time Warner, Inc.
3.30% due 11/13/2009 (b)	3,700,000	3,542,916

		9,963,072

Chemicals - 0.09%
Rohm & Haas Company
6.00% due 09/15/2017	2,100,000	2,131,672

Coal - 0.05%
Peabody Energy Corp.
7.875% due 11/01/2026	1,200,000	1,191,000

Crude Petroleum & Natural Gas - 0.24%
Anadarko Petroleum Corp.
3.20% due 09/15/2009 (b)	5,700,000	5,592,122

Electrical Utilities - 0.14%
Dominion Resources, Inc.
5.70% due 09/17/2012	150,000	157,080
PSEG Power LLC
6.95% due 06/01/2012	100,000	106,972
Southern California Edison Company
3.2119% due 02/02/2009 (b)	2,600,000	2,510,479
Virginia Electric & Power Company
6.35% due 11/30/2037	500,000	511,233

		3,285,764

The accompanying notes are an integral part of the financial statements.
376

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services - 14.57%
Abbey National Treasury Services PLC, Series YCD
3.0693% due 07/02/2008 (b)		$4,400,000	$4,387,134
AIG Matched Funding Corp.
2.80% due 06/16/2008 (b)(g)		3,500,000	3,488,306
American Express Bank FSB, BKNT
2.5956% due 10/20/2009 (b)		4,300,000	4,269,388
6.00% due 09/13/2017		300,000	292,463
American Express Centurion Bank, BKNT
3.075% due 05/07/2008 (b)		4,200,000	4,199,156
6.00% due 09/13/2017		300,000	291,017
American Express Company
7.00% due 03/19/2018		1,000,000	1,049,819
American Express Credit Corp., MTN
3.1793% due 03/02/2009 (b)		4,300,000	4,275,008
American Honda Finance Corp, MTN
3.1462% due 02/09/2010 (b)(g)		4,600,000	4,594,866
Bear Stearns Companies, Inc., MTN
3.16% due 08/21/2009 (b)		13,200,000	12,486,910
4.325% due 07/16/2009 (b)		4,400,000	4,250,096
Bear Stearns Companies, Inc., Series B, MTN
2.7613% due 03/30/2009 (b)		3,800,000	3,612,003
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		2,500,000	2,310,250
Calabash Re, Ltd.
11.20% due 01/08/2010 (b)(g)		3,100,000	3,137,959
Calyon New York
5.3356% due 01/16/2009		5,800,000	5,796,230
CIT Group Holdings, Inc.
3.4012% due 01/30/2009 (b)		3,600,000	3,133,224
CIT Group, Inc.
2.7288% due 12/19/2008 (b)		3,500,000	3,154,116
CIT Group, Inc., MTN
3.19% due 08/17/2009 (b)		6,600,000	5,544,647
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		8,400,000	8,277,133
Citigroup Funding, Inc., MTN
2.5987% due 04/23/2009 (b)		900,000	888,867
2.6063% due 06/26/2009 (b)		3,000,000	2,956,878
2.98% due 12/08/2008 (b)		1,400,000	1,386,748
Citigroup, Inc.
2.695% due 12/26/2008 (b)		8,100,000	8,088,449
2.7012% due 12/28/2009 (b)		1,200,000	1,174,814
3.2912% due 01/30/2009 (b)		8,800,000	8,721,020
5.30% due 10/17/2012		1,600,000	1,603,994
5.50% due 08/27/2012		3,800,000	3,821,573
5.85% due 07/02/2013		1,000,000	1,014,628
6.125% due 08/25/2036		4,200,000	3,688,604
Ford Motor Credit Company
5.80% due 01/12/2009		2,300,000	2,191,178
7.25% due 10/25/2011		100,000	82,142
7.375% due 10/28/2009		2,900,000	2,642,286
7.375% due 02/01/2011		100,000	83,386
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	12,700,000	18,113,269
General Electric Capital Corp., MTN
3.135% due 08/15/2011 (b)		$6,500,000	6,350,364
3.2737% due 10/26/2009 (b)		5,600,000	5,543,429
3.9637% due 01/20/2010 (b)		2,600,000	2,582,154
3.9937% due 10/21/2010 (b)		7,800,000	7,729,106

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
General Electric Capital Corp., MTN (continued)
4.6863% due 01/05/2009 (b)	$2,100,000	$2,098,095
4.82% due 01/08/2016 (b)	1,600,000	1,458,002
General Electric Capital Corp., Series A
4.7063% due 09/25/2016 (b)	4,900,000	4,818,591
General Electric Capital Corp., Series A, MTN
2.92% due 12/15/2009 (b)	3,400,000	3,365,694
General Motors Acceptance Corp. LLC, MTN
3.7487% due 09/23/2008 (b)	2,200,000	2,075,577
GMAC LLC
6.00% due 12/15/2011	600,000	448,496
Goldman Sachs Group, Inc.
2.6887% due 06/23/2009 (b)	3,200,000	3,158,550
5.625% due 01/15/2017	2,900,000	2,782,043
5.95% due 01/18/2018	8,200,000	8,120,050
6.25% due 09/01/2017	6,600,000	6,642,484
Goldman Sachs Group, Inc., MTN
2.6387% due 12/23/2008 (b)	600,000	596,180
3.15% due 11/16/2009 (b)	1,600,000	1,580,006
3.1862% due 11/10/2008 (b)	4,000,000	3,978,800
Goldman Sachs Group, Inc., Series B, MTN
2.6887% due 12/22/2008 (b)	4,600,000	4,567,105
4.1775% due 07/23/2009 (b)	9,600,000	9,515,098
HBOS PLC
5.92% due 09/29/2049 (b)(g)	700,000	514,974
HBOS Treasury Services PLC, MTN
4.0375% due 07/17/2009 (b)(g)	5,800,000	5,797,274
John Deere Capital Corp., MTN
4.3075% due 07/15/2008 (b)	3,600,000	3,600,504
JP Morgan Chase & Company
6.00% due 01/15/2018	2,500,000	2,607,053
JP Morgan Chase & Company, MTN
3.2018% due 05/07/2010 (b)	5,600,000	5,520,306
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	5,400,000	5,628,004
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	700,000	612,401
Lehman Brothers Holdings, Inc., MTN
2.6487% due 12/23/2008 (b)	500,000	486,094
2.7275% due 11/24/2008 (b)	2,300,000	2,242,488
3.17% due 08/21/2009 (b)	3,500,000	3,351,856
3.17% due 11/16/2009 (b)	8,000,000	7,634,320
3.2325% due 05/25/2010 (b)	1,800,000	1,610,273
3.9837% due 10/22/2008 (b)	6,100,000	5,940,082
4.1712% due 07/18/2011 (b)	2,700,000	2,399,193
4.7925% due 04/03/2009 (b)	3,500,000	3,336,728
Longpoint Re, Ltd.
8.05% due 05/08/2010 (b)(g)	1,700,000	1,714,876
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	4,300,000	4,243,274
Merrill Lynch & Company, Inc., MTN
3.1575% due 08/14/2009 (b)	3,400,000	3,330,307
3.1775% due 05/08/2009 (b)	2,900,000	2,851,622
3.5312% due 07/25/2011 (b)	4,800,000	4,365,888
Merrill Lynch & Company, Inc., Series C, MTN
2.9275% due 06/16/2008 (b)	9,600,000	9,585,178
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)	700,000	570,429

The accompanying notes are an integral part of the financial statements.
377

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Morgan Stanley, MTN
2.6387% due 11/21/2008 (b)	$2,800,000	$2,783,130
4.3475% due 01/15/2010 (b)	2,900,000	2,772,536
Morgan Stanley, Series F, MTN
3.2118% due 05/07/2009 (b)	4,100,000	4,031,432
Morgan Stanley, Series G, MTN
3.2062% due 02/09/2009 (b)	7,300,000	7,216,780
Mystic Re, Ltd.
13.09% due 06/07/2011 (b)(g)	1,100,000	1,130,214
Osiris Capital PLC, Series D
9.258% due 01/15/2010 (b)(g)	1,900,000	1,915,933
Phoenix Quake Wind, Ltd.
7.1525% due 07/03/2008 (b)(g)	800,000	800,160
Phoenix Quake, Ltd.
7.1525% due 07/03/2008 (b)(g)	800,000	800,000
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)	3,600,000	3,904,560
SLM Corp., Series A, MTN
3.5412% due 07/25/2008 (b)	15,200,000	14,939,502
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	2,400,000	1,881,600
TNK-BP Finance SA
6.125% due 03/20/2012 (g)	700,000	658,875
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,500,000	1,418,715

		334,613,946

Food & Beverages - 0.01%
Kraft Foods, Inc.
6.25% due 06/01/2012	100,000	104,140

Gas & Pipeline Utilities - 0.54%
El Paso Corp.
7.75% due 01/15/2032	5,675,000	5,828,423
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	3,200,000	3,323,341
Williams Companies, Inc.
6.375% due 10/01/2010 (g)	3,200,000	3,280,000

		12,431,764

Insurance - 0.58%
American International Group, Inc.
2.8675% due 06/16/2009 (b)(g)	3,000,000	2,998,324
5.05% due 10/01/2015	700,000	682,698
MetLife, Inc.
6.40% due 12/15/2036 (b)	1,300,000	1,033,032
Metropolitan Life Global Funding I, MTN
3.11% due 05/17/2010 (b)(g)	7,200,000	7,050,067
Prudential Financial, Inc., MTN
6.625% due 12/01/2037	900,000	888,964
Residential Reinsurance 2007, Ltd., Series CL2
13.3256% due 06/07/2010 (b)(g)	700,000	712,752

		13,365,837

International Oil - 0.24%
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	700,000	647,500
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	1,500,000	1,365,960

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

International Oil (continued)
Transocean, Inc.
3.2143% due 09/05/2008 (b)	$3,500,000	$3,482,545

		5,496,005

Leisure Time - 0.01%
MGM Mirage, Inc.
6.00% due 10/01/2009	200,000	198,500

Liquor - 0.01%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	200,000	206,689

Manufacturing - 0.34%
General Electric Company
3.03% due 12/09/2008 (b)	2,800,000	2,800,997
Siemens Financieringsmaatschappij NV
3.1175% due 08/14/2009 (b)(g)	4,900,000	4,903,410

		7,704,407

Mining - 0.08%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.15% due 10/24/2036 (g)	400,000	400,892
Vale Overseas, Ltd.
6.25% due 01/23/2017	700,000	697,115
6.875% due 11/21/2036	700,000	683,000

		1,781,007

Petroleum Services - 0.02%
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	432,871	434,304

Pharmaceuticals - 0.13%
AstraZeneca PLC
5.90% due 09/15/2017	1,400,000	1,479,888
6.45% due 09/15/2037	1,400,000	1,502,178

		2,982,066

Retail - 0.36%
Wal-Mart Stores, Inc.
2.70% due 06/16/2008 (b)	8,300,000	8,300,506

Steel - 0.24%
Nucor Corp.
5.75% due 12/01/2017	5,200,000	5,382,697

Telecommunications Equipment &
Services - 0.59%
Deutsche Telekom International Finance BV
2.7787% due 03/23/2009 (b)	4,900,000	4,836,883
France Telecom SA
7.75% due 03/01/2011	200,000	216,869
Verizon Communications, Inc.
4.7525% due 04/03/2009 (b)	8,400,000	8,321,124
Verizon Global Funding Corp.
7.25% due 12/01/2010	200,000	214,795

		13,589,671

Telephone - 1.55%
AT&T Corp.
7.3 due 11/15/2011 (b)	1,538,000	1,665,855
AT&T, Inc.
3.155% due 05/15/2008 (b)	15,000,000	15,004,995
4.95% due 01/15/2013	500,000	501,695

The accompanying notes are an integral part of the financial statements.
378

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
AT&T, Inc. (continued)
5.50% due 02/01/2018	$400,000	$391,656
6.30% due 01/15/2038	300,000	290,077
BellSouth Corp.
3.165% due 08/15/2008 (b)	5,700,000	5,692,664
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	113,000	107,350
Qwest Corp.
7.625% due 06/15/2015	2,700,000	2,632,500
Sprint Capital Corp.
6.125% due 11/15/2008	500,000	496,250
Telecom Italia Capital SA
4.5612% due 07/18/2011 (b)	4,800,000	4,284,994
Telefonica Emisones SAU
2.8419% due 06/19/2009 (b)	4,700,000	4,577,791

		35,645,827

TOTAL CORPORATE BONDS (Cost $668,330,985)		$655,696,745

CONVERTIBLE BONDS - 0.08%

Banking - 0.08%
RBS Capital Trust I
4.709% due 12/29/2049 (b)	2,100,000	1,770,957

TOTAL CONVERTIBLE BONDS (Cost $1,957,497)		$1,770,957

MUNICIPAL BONDS - 0.87%

Alaska - 0.41%
Northern Tobacco Securitization Corp., Alaska
Tobacco Settlement, Asset-Backed, Series A
5.00% due 06/01/2046	12,000,000	9,279,000

California - 0.27%
Los Angeles Unified School District/CA
4.50% due 07/01/2022	6,200,000	6,255,676

Iowa - 0.02%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	480,000	469,800

Rhode Island - 0.02%
Tobacco Settlement Financing Corp.
6.25% due 06/01/2042	500,000	469,270

South Carolina - 0.01%
Tobacco Settlement Revenue Management
Authority
6.375% due 05/15/2028	200,000	198,054

Wisconsin - 0.14%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017	2,900,000	2,909,222
6.375% due 06/01/2032	200,000	200,632
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021	110,000	114,035
5.10% due 06/01/2022	25,000	25,820

		3,249,709

TOTAL MUNICIPAL BONDS (Cost $19,616,280)		$19,921,509

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.03%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045	$1,471,980	$1,343,154
Bank of America Funding Corp., Series 2005-D,
Class A1
4.1133% due 05/25/2035 (b)	2,644,464	2,513,373
Bank of America Funding Corp., Series 2004-A,
Class 1A3
5.0094% due 09/20/2034 (b)	979,257	887,110
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 02/25/2033	344,117	339,170
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031	58,315	56,684
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7773% due 11/25/2034 (b)	1,971,728	1,910,932
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	30,070,487	28,738,421
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
5.6955% due 07/25/2034 (b)	124,547	119,085
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
6.7637% due 01/25/2033 (b)	334,112	313,692
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
4.7605% due 01/25/2034 (b)	2,018,227	1,935,780
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
6.393% due 09/25/2034 (b)	170,114	150,555
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
6.8413% due 10/25/2034 (b)	168,157	155,267
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.332% due 09/25/2034 (b)	177,390	154,039
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3713% due 05/25/2035 (b)	3,650,528	3,157,478
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.525% due 09/25/2036 (b)	2,106,908	1,728,658
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.025% due 01/25/2037 (b)	2,967,213	2,334,768
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	5,200,000	5,065,856
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
2.8062% due 01/25/2037 (b)(g)	4,605,480	4,375,966
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	937,286	910,427
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	26,841,197	26,653,147
Countrywide Alternative Loan Trust, Series
2007-OA6, Class A1B
2.7988% due 06/25/2037 (b)	17,108,490	12,987,315

The accompanying notes are an integral part of the financial statements.
379

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033	$104,156	$91,553
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-R4, Class 1A3
6.00% due 11/25/2026 (g)	304,011	303,991
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7999% due 11/25/2034 (b)	3,786,348	3,550,406
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.7233% due 02/20/2035 (b)	6,916,702	6,695,298
Countrywide Home Loans, Series 2005-3, Class 1A2
2.8887% due 04/25/2035 (b)	513,130	405,007
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 (g)	232,444	233,752
Countrywide Home Loans, Series 2004-12,
Class 11A2
6.136% due 08/25/2034 (b)	133,835	120,424
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	943,962	780,206
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.5963% due 09/25/2034 (b)	491,256	456,386
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
2.9675% due 02/15/2019 (b)	23,482,464	23,319,111
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
2.9675% due 10/15/2020 (b)	34,492,044	33,316,893
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
2.97% due 07/15/2019 (b)	5,695,511	5,516,202
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029	1,104,810	1,191,429
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030	594,604	637,306
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031	1,436,246	1,509,520
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032	1,936,074	1,888,071
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034	118,587	97,019
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033	800,000	782,833
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034	351,351	310,682
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035	400,000	375,407

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035	$400,000	$374,052
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
3.1175% due 05/15/2036 (b)	2,598,142	2,504,789
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
2.9675% due 08/15/2019 (b)	25,620,434	24,792,656
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
5.722% due 02/25/2045 (b)	368,285	356,624
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	1,531,387	1,583,924
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 08/01/2032	13,898,249	14,233,203
Federal National Mortgage Association, Series
2003-116, Class FA
3.0062% due 11/25/2033 (b)	403,923	403,393
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)	846,951	866,394
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 01/01/2033	565,627	599,981
Federal National Mortgage Association, Series
2004-11, Class A
2.7262% due 03/25/2034 (b)	49,788	48,046
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044	317,682	336,563
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
2.9562% due 02/25/2044 (b)	245,410	243,783
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035	116,147	104,797
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035	583,156	505,035
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6714% due 02/25/2036 (b)	700,000	703,915
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/25/2031	31,453	31,398
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.6787% due 10/25/2046 (b)	3,194,083	2,875,261
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
2.6787% due 01/25/2047 (b)	3,434,579	3,260,432
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
3.17% due 03/06/2020 (b)(g)	4,220,966	3,897,962
GS Mortgage Securities Corp., Series 2003-1,
Class A2
3.2987% due 01/25/2032 (b)	37,637	36,790

The accompanying notes are an integral part of the financial statements.
380

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
2.7787% due 05/19/2035 (b)	$785,466	$617,797
Indymac Arm Trust, Series 2001-H2, Class A2
6.3953% due 01/25/2032 (b)	12,912	12,896
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
4.955% due 11/25/2046 (b)	1,981,787	1,844,880
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0226% due 02/25/2035 (b)	2,276,533	2,069,335
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	2,214,538	2,210,283
Lehman XS Trust, Series 2006-16N, Class A1A
2.6787% due 11/25/2046 (b)	2,674,040	2,531,843
Mellon Residential Funding Corp., Series
2000-TBC2, Class A1
3.6012% due 06/15/2030 (b)	3,134,895	2,981,030
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
3.5987% due 10/25/2035 (b)	732,088	663,483
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
2.8487% due 11/25/2035 (b)	1,135,544	843,145
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.8087% due 02/25/2036 (b)	1,395,815	1,119,546
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
2.878% due 10/15/2020 (b)(g)	1,049,011	974,879
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 (g)	308,991	300,473
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
2.9987% due 02/25/2034 (b)	749,671	676,926
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
5.265% due 02/25/2034 (b)	150,646	142,420
Residential Funding Mortgage Securities I, Series
2004-S2, Class A1
5.25% due 03/25/2034	216,372	208,432
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034	300,000	216,237
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.8806% due 07/25/2034 (b)	261,953	251,372
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
5.095% due 06/19/2035 (b)	74,669	57,539
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
2.8087% due 07/19/2035 (b)	3,082,575	2,406,376
Structured Asset Securities Corp., Series
2001-21A, Class 1A1
7.1366% due 01/25/2032 (b)	32,262	30,943
Structured Asset Securities Corp., Series 2002-1A,
Class 4A
6.0387% due 02/25/2032 (b)	38,658	35,608

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
2.7187% due 08/25/2036 (b)	$7,082,192	$6,613,341
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
2.7087% due 12/26/2036 (b)	2,837,744	2,689,502
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
5.526% due 11/25/2042 (b)	433,641	411,694
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
5.22% due 02/27/2034 (b)	144,697	137,388
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
2.8887% due 10/25/2045 (b)	735,628	586,454
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
2.9087% due 01/25/2045 (b)	48,112	38,315
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.8287% due 04/25/2045 (b)	80,329	62,057
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
2.7417% due 08/25/2042 (b)	1,402,875	1,289,356
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
7.0202% due 02/25/2033 (b)	477,609	468,150
Washington Mutual, Inc., Series 2002-AR6, Class A
5.726% due 06/25/2042 (b)	20,982	19,053
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9467% due 01/25/2035 (b)	4,879,530	4,578,339
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	4,147,140	3,949,500

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $289,329,600)		$276,209,963

ASSET BACKED SECURITIES - 4.06%
ACE Securities Corp., Series 2006-HE2, Class A2A
2.6587% due 05/25/2036 (b)	188,657	188,088
Argent Securities, Inc., Series 2006-M2, Class A2A
2.6487% due 09/25/2036 (b)	928,856	908,202
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
2.6887% due 05/25/2037 (b)	2,044,302	1,950,368
Brazos Student Finance Corp.,
Series 1998-A, Class A2
4.02% due 06/01/2023 (b)	315,864	311,916
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
4.975% due 10/25/2036 (b)	2,070,699	2,002,927
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
4.915% due 10/25/2036 (b)	799,379	777,009
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
4.915% due 10/25/2036 (b)	1,898,188	1,860,597

The accompanying notes are an integral part of the financial statements.
381

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
4.935% due 12/25/2036 (b)	$2,614,374	$2,534,028
EMC Mortgage Loan Trust, Series 2001-A Class A
5.235% due 08/25/2031 (b)(g)	1,788,613	1,625,544
First USA Credit Card Master Trust, Series 1998-6,
Class A
2.935% due 04/18/2011 (b)	9,500,000	9,488,390
Fremont Home Loan Trust, Series 2006-3, Class
2A1
4.935% due 02/27/2037 (b)	1,321,243	1,291,599
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2496% due 11/25/2035 (b)	4,382,207	3,911,141
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-2, Class A1V
5.0388% due 07/21/2036 (b)	3,381,256	3,291,443
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
2.6487% due 12/25/2036 (b)	1,605,310	1,491,418
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
4.915% due 11/25/2028 (b)	3,933,743	3,709,897
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
2.6487% due 08/25/2036 (b)	1,065,575	1,029,279
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
2.8975% due 09/15/2021 (b)(g)	665,241	625,409
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
2.8787% due 10/25/2034 (b)	86,584	78,051
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
2.6787% due 05/25/2037 (b)	2,690,707	2,511,941
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
2.6687% due 08/25/2036 (b)	5,806,840	5,540,554
Morgan Stanley ABS Capital I, Series 2007-NC3,
Class A2A
2.6587% due 05/25/2037 (b)	4,921,745	4,528,872
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
2.6687% due 03/25/2036 (b)	242,092	240,946
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
2.9107% due 08/25/2034 (b)	3,467,378	2,895,850
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
2.6787% due 10/25/2036 (b)	3,142,353	2,995,038
Residential Asset Securities Corp., Series
2006-KS6, Class A1
2.6387% due 08/25/2036 (b)	725,987	715,730
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
2.6687% due 11/25/2036 (b)	2,421,133	2,305,815
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA3, Class AI1
2.7187% due 05/25/2037 (b)	4,841,841	4,461,776

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Saxon Asset Securities Trust, Series 2006-3, Class
A1
2.6587% due 11/25/2036 (b)	$1,090,044	$1,050,507
SBI Heloc Trust, Series 2006-1A, Class 1A2A
2.7687% due 08/25/2036 (b)(g)	1,566,800	1,499,967
SLM Student Loan Trust, Series 2006-3, Class A2
3.3312% due 01/25/2016 (b)	507,431	506,181
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
2.6987% due 10/25/2036 (b)	2,313,971	2,257,131
Soundview Home Equity Loan Trust, Series
2007-OPT1, Class 2A1
2.6787% due 06/25/2037 (b)	4,535,320	4,288,819
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3224% due 12/31/2036 (b)(g)	3,140,824	2,999,405
Structured Asset Securities Corp., Series
2006-BC3, Class A2
4.915% due 11/25/2036 (b)	3,300,958	3,198,195
USAA Auto Owner Trust, Series 2007-1, Class A1
5.3373% due 07/11/2008	88,115	88,115
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.1175% due 08/11/2018 (b)(g)	9,606,267	9,020,731
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
2.8975% due 06/15/2020 (b)(g)	5,421,256	5,001,109

TOTAL ASSET BACKED SECURITIES
(Cost $98,187,985)		$93,181,988

PREFERRED STOCKS - 4.90%

Banking - 4.70%
Bank of America Corp., 8.00% * (b)	15,800,000	15,818,960
DG Funding Trust, 4.94625% * (b)(g)	981	10,202,400
Wachovia Corp., 7.98% * (b)	83,400,000	81,940,500

		107,961,860

Financial Services - 0.20%
UBS Preferred Funding Trust V, Series 1,
6.243% * (b)	5,400,000	4,516,441

TOTAL PREFERRED STOCKS (Cost $115,413,392)		$112,478,301

TERM LOANS - 0.59%

Financial Services - 0.40%
Chrysler Financial
6.80% due 08/03/2012 (b)	10,945,000	9,127,364

Healthcare Services - 0.12%
HCA Inc.
4.70% due 11/16/2012 (b)	2,884,642	2,794,497

Semiconductors - 0.07%
Freescale
4.46% due 12/01/2013 (b)	1,972,488	1,671,141

TOTAL TERM LOANS (Cost $15,280,439)		$13,593,002

The accompanying notes are an integral part of the financial statements.
382

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 1.21%

Call Options - 1.21%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 12/15/2008 at $3.15 *	400,300,000	$5,124,160
Expiration 12/15/2008 at $3.15 *	51,300,000	656,681
Expiration 02/02/2009 at $3.15 *	162,300,000	1,989,814
Expiration 07/02/2009 at $3.60 *	29,900,000	450,147
Expiration 09/26/2008 at $4.75 *	149,500,000	6,137,663
Expiration 09/30/2008 at $4.75 *	198,000,000	8,128,811
Over The Counter European Style Purchase Call
on USD-LIBOR Rate Swaption
Expiration 02/02/2009 at $3.50 *	192,300,000	3,184,161
Expiration 09/26/2008 at $4.75 *	53,400,000	2,192,316

		27,863,753

Put Options - 0.00%
Over The Counter European Purchase Put Option
on FNMA TBA, 5.00%
Expiration 05/12/2008 at $84.00 *	8,100,000	0

TOTAL OPTIONS (Cost $9,841,836)		$27,863,753

REPURCHASE AGREEMENTS - 4.57%
Credit Suisse First Boston Tri-Party
Repurchase Agreement dated
03/31/2008 at 1.20% to be
repurchased at $18,000,600 on
04/01/2008, collateralized by
$17,601,000 U.S. Treasury Notes,
3.625% due 10/31/2009 (valued at
$18,400,963, including interest)	$18,000,000	$18,000,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2008 at 1.20% to
be repurchased at $40,701,357 on
04/01/2008, collateralized by $31,379,000
U.S. Treasury Notes, 3.00% due
07/15/2012 (valued at $41,528,634,
including interest)	40,700,000	40,700,000
Repurchase Agreement with State Street
Corp. dated 03/31/2008 at 1.60% to be
repurchased at $46,255,056 on
04/01/2008, collateralized by $46,165,000
Federal Home Loan Mortgage Corp.,
5.50% due 03/09/2017 (valued at
$47,182,477, including interest)	46,253,000	46,253,000

TOTAL REPURCHASE AGREEMENTS
(Cost $104,953,000)		$104,953,000

SHORT TERM INVESTMENTS - 2.86%
Fortis Bank
5.30% due 09/30/2008 (b)	$3,900,000	$3,899,226
Nordea Bank Finland PLC
3.1525% due 04/09/2009	8,200,000	8,198,595
U.S. Treasury Bills
zero coupon due 06/12/2008	100,000	99,837

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
UBS Finance Delaware LLC
2.94% due 06/05/2008	$53,800,000	$53,514,412

TOTAL SHORT TERM INVESTMENTS
(Cost $65,712,070)		$65,712,070

Total Investments (Total Return Trust)
(Cost $2,991,059,959) - 130.42%		$2,994,613,961
Liabilities in Excess of Other Assets - (30.42)%		(698,511,119)

TOTAL NET ASSETS - 100.00%		$2,296,102,842

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.50%
Federal National Mortgage Association
6.00%, TBA **	$5,000,000	$5,121,875

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $5,023,438)		$5,121,875

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.98%
Government National Mortgage Association
6.00%, TBA **	4,400,000	$4,540,250

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $4,529,250)		$4,540,250

U.S. TREASURY NOTES - 91.52%
U.S. Treasury Notes
3.125%, due 11/30/2009	13,600,000	$13,950,621
3.25%, due 12/31/2009	31,500,000	$32,368,707
2.125%, due 01/31/2010	7,500,000	$7,563,870
2.00%, due 02/28/2010	7,600,000	$7,664,722
4.25%, due 08/15/2013	6,600,000	$7,184,720
4.50%, due 05/15/2017	32,700,000	$35,563,801

TOTAL U.S. TREASURY
NOTES (Proceeds $101,509,462)		$104,296,441

Total Securities Sold Short (Total Return Trust)
(Proceeds $111,062,149)		$113,958,566

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.00%

Advertising - 0.23%
Clear Channel Outdoor Holdings, Inc. * (a)	9,338	$177,515
Getty Images, Inc. *	1,563	50,016
Greenfield Online, Inc. *	948	11,243
Interpublic Group of Companies, Inc. *	12,175	102,392
inVentiv Health, Inc. *	861	24,805
Lamar Advertising Company, Class A * (a)	2,455	88,208

The accompanying notes are an integral part of the financial statements.
383

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Advertising (continued)
Marchex, Inc., Class B (a)	1,328	$13,254
Monster Worldwide, Inc. *	3,433	83,113
Omnicom Group, Inc.	8,412	371,642
ValueClick, Inc. *	2,627	45,316

		967,504
Aerospace - 1.83%
AAR Corp. *	1,067	29,097
Aerovironment, Inc. *	672	13,742
Alliant Techsystems, Inc. *	808	83,652
Argon ST, Inc. *	746	12,689
Astronics Corp. *	269	5,197
BE Aerospace, Inc. *	2,405	84,055
Boeing Company	20,090	1,494,093
Curtiss-Wright Corp.	1,159	48,075
Ducommun, Inc. *	360	9,961
Esterline Technologies Corp. *	772	38,886
GenCorp, Inc. *	1,653	17,009
General Dynamics Corp.	10,406	867,548
Goodrich Corp.	3,182	182,997
HEICO Corp., Class A	738	28,952
Herley Industries, Inc. *	997	10,309
Innovative Solutions & Support, Inc. * (a)	612	6,469
Integral Systems, Inc.	474	13,855
Kratos Defense & Security Solutions, Inc. *	3,455	6,288
LMI Aerospace, Inc. *	414	8,019
Lockheed Martin Corp.	10,695	1,062,014
Moog, Inc., Class A *	1,122	47,360
MTC Technologies, Inc. *	509	12,104
Northrop Grumman Corp.	8,722	678,659
Orbital Sciences Corp., Class A *	1,606	38,705
Raytheon Company	11,090	716,525
Rockwell Collins, Inc.	4,176	238,658
Spirit Aerosystems Holdings, Inc., Class A *	3,633	80,580
Teledyne Technologies, Inc. *	916	43,052
TransDigm Group, Inc. *	1,224	45,349
Triumph Group, Inc. (a)	462	26,302
United Technologies Corp.	25,820	1,776,932
Woodward Governor Company	1,834	49,005

		7,776,138
Agriculture - 0.90%
Alico, Inc.	282	12,450
Andersons, Inc. (a)	462	20,610
Archer-Daniels-Midland Company	16,701	687,413
Bunge, Ltd. (a)	3,102	269,502
Cadiz, Inc. * (a)	645	9,920
Fresh Del Monte Produce, Inc. *	1,593	57,985
Maui Land & Pineapple, Inc. * (a)	404	12,884
Monsanto Company	14,051	1,566,687
Tejon Ranch Company *	507	18,921
The Mosaic Company *	11,359	1,165,433
Zapata, Corp. *	1,498	10,426

		3,832,231
Air Freight - 0.00%
ABX Air, Inc. *	2,265	6,659

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Travel - 0.16%
Airtran Holdings, Inc. *	2,668	$17,609
Alaska Air Group, Inc. *	1,067	20,934
Allegiant Travel Company *	620	16,380
AMR Corp. *	6,443	58,116
Continental Airlines, Inc., Class B *	2,499	48,056
Delta Air Lines, Inc. *	6,961	59,865
Hawaiian Holdings, Inc. *	1,755	10,530
JetBlue Airways Corp. *	5,006	29,035
Northwest Airlines Corp. *	6,025	54,165
Pinnacle Airline Corp. *	802	7,001
Republic Airways Holdings, Inc. *	1,012	21,920
SkyWest, Inc.	1,598	33,750
Southwest Airlines Company	18,829	233,480
UAL Corp. *	2,938	63,255
US Airways Group, Inc. *	2,474	22,043

		696,139
Aluminum - 0.21%
Alcoa, Inc.	21,971	792,274
Century Aluminum Company *	1,087	72,003
Superior Essex, Inc. *	622	17,491

		881,768
Amusement & Theme Parks - 0.00%
Great Wolf Resorts, Inc. *	1,524	9,723

Apparel & Textiles - 0.66%
American Apparel, Inc. *	1,546	14,610
Bebe Stores, Inc. (a)	2,703	29,057
Brown Shoe, Inc.	1,244	18,747
Carter's, Inc. *	1,553	25,081
Cherokee, Inc. (a)	351	11,818
Cintas Corp.	4,066	116,044
Coach, Inc. *	9,586	289,018
Columbia Sportswear Company (a)	958	42,181
Crocs, Inc. * (a)	2,122	37,071
Deckers Outdoor Corp. *	340	36,659
G & K Services, Class A	562	20,013
G-III Apparel Group, Ltd. *	680	9,126
Guess?, Inc.	2,420	97,937
Hanesbrands, Inc. *	2,429	70,927
Heelys, Inc. * (a)	835	3,582
Iconix Brand Group, Inc. * (a)	1,516	26,303
Interface, Inc., Class A	1,688	23,716
Jones Apparel Group, Inc.	2,259	30,316
Jos. A. Bank Clothiers, Inc. * (a)	543	11,131
K-Swiss, Inc., Class A	1,079	17,070
Liz Claiborne, Inc.	2,587	46,954
Maidenform Brands, Inc. *	754	12,268
Mohawk Industries, Inc. * (a)	1,699	121,665
Movado Group, Inc.	758	14,773
NIKE, Inc., Class B	12,970	881,960
Oxford Industries, Inc.	557	12,549
Perry Ellis International, Inc. *	526	11,483
Phillips-Van Heusen Corp.	1,454	55,136
Polo Ralph Lauren Corp., Class A	2,610	152,137
Quiksilver, Inc. *	3,540	34,727

The accompanying notes are an integral part of the financial statements.
384

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Skechers United States of America, Inc.,
Class A *	1,222	$24,697
Stage Stores, Inc.	1,226	19,861
Steven Madden, Ltd. *	718	12,299
The Gymboree Corp. *	819	32,662
The Warnaco Group, Inc. *	1,207	47,604
Timberland Company, Class A *	1,664	22,847
True Religion Apparel, Inc. * (a)	655	12,150
Under Armour, Inc., Class A *	1,254	45,896
Unifi, Inc. *	3,278	9,473
Unifirst Corp.	552	20,474
VF Corp.	2,818	218,423
Volcom, Inc. *	746	15,077
Weyco Group, Inc.	425	12,610
Wolverine World Wide, Inc.	1,405	40,759

		2,808,891
Auto Parts - 0.40%
Accuride Corp. *	1,068	8,736
Aftermarket Technology Corp. *	636	12,364
American Axle & Manufacturing Holdings, Inc.	1,504	30,832
Amerigon, Inc. *	681	10,079
ArvinMeritor, Inc.	2,082	26,046
AutoZone, Inc. *	1,665	189,527
BorgWarner, Inc.	2,984	128,402
Commercial Vehicle Group, Inc. *	751	7,442
CSK Auto Corp. * (a)	1,346	12,531
Exide Technologies *	2,004	26,252
Federal Signal Corp.	1,474	20,577
Fuel Systems Solutions, Inc. *	651	8,678
Gentex Corp.	3,759	64,467
Genuine Parts Company	4,226	169,970
Hayes Lemmerz International, Inc. *	3,347	9,338
Johnson Controls, Inc.	15,253	515,551
Lear Corp. *	2,014	52,183
LKQ Corp. *	3,489	78,398
Modine Manufacturing Company	949	13,751
Noble International, Ltd.	754	4,713
O'Reilly Automotive, Inc. *	2,940	83,849
Pep Boys - Manny, Moe & Jack	1,591	15,846
Superior Industries International, Inc. (a)	839	17,409
Tenneco, Inc. *	1,217	34,003
Titan International, Inc. (a)	722	22,100
TRW Automotive Holdings Corp. *	2,592	60,575
Visteon Corp. *	3,970	14,927
WABCO Holdings, Inc.	1,750	79,835

		1,718,381
Auto Services - 0.09%
AutoNation, Inc. *	4,822	72,185
Avis Budget Group, Inc. *	2,718	28,865
Copart, Inc. *	2,314	89,691
Dollar Thrifty Automotive Group, Inc. *	696	9,494
Hertz Global Holdings, Inc. *	8,169	98,518
Lithia Motors, Inc., Class A	620	6,299
Midas, Inc. *	675	11,603
Monro Muffler Brake, Inc.	762	12,878

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Services (continued)
RSC Holdings, Inc. *	2,700	$29,430
TravelCenters of America LLC *	568	3,465

		362,428
Automobiles - 0.26%
Asbury Automotive Group, Inc.	933	12,838
Ford Motor Company * (a)	54,197	310,007
General Motors Corp. (a)	14,658	279,235
Group 1 Automotive, Inc. (a)	707	16,601
Monaco Coach Corp.	1,061	10,058
PACCAR, Inc.	9,561	430,245
Penske Auto Group, Inc. (a)	2,496	48,572
Rush Enterprises, Inc., Class A *	1,094	17,329

		1,124,885
Banking - 3.94%
1st Source Corp.	841	17,703
Abington Bancorp, Inc.	1,444	14,902
AMCORE Financial, Inc.	746	15,181
Anchor BanCorp Wisconsin, Inc.	702	13,317
Arrow Financial Corp.	721	16,215
Associated Banc-Corp.	3,212	85,536
Astoria Financial Corp.	2,502	67,954
BancFirst Corp.	455	20,830
Bancorp, Inc. *	669	8,082
BancorpSouth, Inc.	2,136	49,470
BancTrust Financial Group, Inc. (a)	916	9,847
Bank Granite Corp.	1,020	11,200
Bank Mutual Corp.	1,722	18,494
Bank of America Corp.	116,675	4,423,149
Bank of Hawaii Corp.	1,239	61,405
Bank of New York Mellon Corp.	29,514	1,231,619
Bank of the Ozarks, Inc.	614	14,675
BankAtlantic Bancorp, Inc., Class A	2,279	8,911
BankFinancial Corp.	957	15,226
BankUnited Financial Corp., Class A (a)	1,166	5,842
BB&T Corp.	14,182	454,675
Beneficial Mutual Bancorp, Inc. *	2,504	24,765
BOK Financial Corp.	1,714	89,522
Boston Private Financial Holdings, Inc.	1,054	11,162
Brookline Bancorp, Inc.	2,189	25,130
Bryn Mawr Bank Corp.	854	18,310
Cadence Financial Corp. (a)	940	15,012
Camden National Corp.	499	16,886
Capital City Bank Group, Inc. (a)	599	17,371
Capital Corp. of the West	575	4,612
Capitol Bancorp, Ltd. (a)	595	12,578
Capitol Federal Financial (a)	2,030	76,084
Cardinal Financial Corp.	1,390	12,329
Cascade Bancorp (a)	948	9,063
Cathay General Bancorp, Inc. (a)	1,376	28,524
Centennial Bank Holdings, Inc. *	2,321	14,576
Center Financial Corp.	847	7,674
Centerstate Banks of Florida, Inc.	899	11,507
Central Pacific Financial Corp.	972	18,322
CFS Bancorp, Inc.	1,017	14,614
Charter Financial Corp.	605	19,299

The accompanying notes are an integral part of the financial statements.
385

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Chemical Financial Corp. (a)	741	$17,665
Citizens & Northern Corp.	1	20
Citizens Banking Corp.	2,283	28,378
City Bank, Lynnwood, WA (a)	529	11,781
City National Corp.	1,158	57,275
Clifton Savings Bancorp, Inc. (a)	1,474	14,858
CoBiz, Inc. (a)	905	11,783
Colonial Bancgroup, Inc.	3,977	38,299
Columbia Banking System, Inc.	583	13,048
Comerica, Inc.	3,787	132,848
Commerce Bancshares, Inc.	1,797	75,528
Community Bank Systems, Inc. (a)	870	21,367
Community Trust Bancorp, Inc.	593	17,375
Corus Bankshares, Inc. (a)	1,796	17,475
Cullen Frost Bankers, Inc.	1,424	75,529
CVB Financial Corp. (a)	2,459	25,598
Dime Community Bancorp, Inc.	1,168	20,417
Downey Financial Corp. (a)	762	14,006
East West Bancorp, Inc.	1,662	29,500
Encore Bancshares, Inc. *	648	11,340
Enterprise Financial Services Corp. (a)	552	13,800
F.N.B. Corp. (a)	1,557	24,305
Farmers Capital Bank Corp.	594	14,096
Fifth Third Bancorp	13,824	289,198
Financial Institutions, Inc.	780	14,781
First BanCorp Puerto Rico (a)	2,458	24,973
First Bancorp	675	13,453
First Busey Corp. (a)	1,122	23,697
First Charter Corp.	989	26,416
First Citizens Bancshares, Inc.	287	39,993
First Commonwealth Financial Corp. (a)	2,023	23,447
First Community Bancorp	829	22,259
First Community Bancshares, Inc.	411	14,969
First Financial BanCorp (a)	1,338	17,996
First Financial Bankshares, Inc. (a)	573	23,482
First Financial Corp.	480	14,774
First Horizon National Corp. (a)	3,268	45,785
First Merchants Corp.	667	19,036
First Midwest BanCorp, Inc., Illinois (a)	1,286	35,712
First Niagara Financial Group, Inc.	3,141	42,686
First Place Financial Corp. (a)	833	10,829
First Regional Bancorp *	587	9,627
First South Bancorp, Inc. (a)	610	13,725
First State Bancorp	845	11,315
FirstFed Financial Corp. * (a)	411	11,159
FirstMerit Corp. (a)	2,121	43,820
Flagstar Bancorp, Inc. (a)	1,882	13,588
Flushing Financial Corp.	860	15,119
Frontier Financial Corp. (a)	1,279	22,613
Glacier Bancorp, Inc. (a)	1,502	28,793
Greene County Bancshares, Inc.	477	8,438
Greenhill & Company, Inc. (a)	702	48,831
Guaranty Financial Group, Inc. *	884	9,388
Hancock Holding Company (a)	891	37,440
Hanmi Financial Corp.	1,540	11,381
Harleysville National Corp.	1,225	17,664

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Heartland Financial USA, Inc. (a)	653	$13,817
Heritage Commerce Corp. (a)	670	12,281
Home Bancshares, Inc. (a)	712	14,859
Home Federal Bancorp, Inc.	1,053	12,625
Hudson City Bancorp, Inc.	13,432	237,478
Huntington BancShares, Inc.	9,388	100,921
IBERIABANK Corp.	382	16,904
Independent Bank Corp. - MA	556	16,430
Independent Bank Corp. - MI	984	10,214
Integra Bank Corp.	933	15,115
International Bancshares Corp.	1,892	42,721
KeyCorp	10,058	220,773
Lakeland Bancorp, Inc. (a)	1,051	13,589
Lakeland Financial Corp.	580	13,137
M&T Bank Corp.	2,717	218,664
Macatawa Bank Corp. (a)	853	8,880
MainSource Financial Group, Inc. (a)	928	14,384
Marshall & Ilsley Corp.	6,816	158,131
MB Financial, Inc.	1,047	32,227
Midwest Banc Holdings, Inc. (a)	1,110	14,186
Nara Bancorp, Inc.	1,101	14,302
NASB Financial, Inc. (a)	392	10,270
National City Corp.	16,591	165,080
National Penn Bancshares, Inc. (a)	2,406	43,765
New York Community Bancorp, Inc. (a)	8,305	151,317
NewAlliance Bancshares, Inc. (a)	3,321	40,715
Northeast Community Bancorp, Inc.	895	10,588
Northern Trust Corp.	5,677	377,350
Northfield Bancorp, Inc. * (a)	1,439	14,750
Northwest Bancorp, Inc. (a)	1,418	38,754
OceanFirst Financial Corp.	892	15,601
Old National Bancorp (a)	1,870	33,660
Omega Financial Corp.	496	15,475
Oriental Financial Group, Inc.	824	16,241
Oritani Financial Corp. * (a)	1,515	22,983
Pacific Capital Bancorp (a)	1,300	27,950
Park National Corp. (a)	426	30,182
Peapack Gladstone Financial Corp.	661	17,873
Peoples Bancorp, Inc.	533	12,851
PFF Bancorp, Inc. (a)	832	6,922
Pinnacle Financial Partners, Inc. *	535	13,696
Popular, Inc. (a)	7,255	84,593
PremierWest Bancorp	1,126	11,271
PrivateBancorp, Inc. (a)	603	18,976
Prosperity Bancshares, Inc.	1,185	33,962
Provident Bankshares Corp.	1,083	11,631
Provident Financial Services, Inc.	1,890	26,725
Provident New York Bancorp	1,368	18,468
Regions Financial Corp.	17,951	354,532
Renasant Corp. (a)	750	16,875
Republic Bancorp, Inc., Class A	764	14,424
Rockville Financial, Inc.	1,128	15,454
Roma Financial Corp.	1,136	16,938
Royal Bank of Canada *	867	40,316
S & T Bancorp, Inc.	692	22,262
Sandy Spring Bancorp, Inc. (a)	579	15,934

The accompanying notes are an integral part of the financial statements.
386

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Santander Bancorp (a)	1,507	$15,236
SCBT Financial Corp.	433	14,635
Seacoast Banking Corp. of Florida (a)	814	8,913
Shore Bancshares, Inc. (a)	690	14,807
Signature Bank *	871	22,211
Simmons First National Corp., Class A	545	16,203
Smithtown Bancorp, Inc. (a)	703	14,700
Southside Bancshares, Inc.	612	14,731
Sovereign Bancorp, Inc.	12,440	115,941
State Bancorp, Inc.	1,046	12,343
StellarOne Corp. *	825	13,951
Sterling Bancorp	970	15,064
Sterling Bancshares, Inc.	2,005	19,930
Sterling Financial Corp., PA *	985	17,188
Sterling Financial Corp., Spokane	1,486	23,196
Suffolk Bancorp (a)	471	14,921
Sun Bancorp, Inc. of New Jersey *	1,080	14,224
SunTrust Banks, Inc.	8,980	495,157
Superior Bancorp *	1,825	9,070
Susquehanna Bancshares, Inc.	2,359	48,053
SVB Financial Group *	861	37,574
TCF Financial Corp.	3,221	57,720
Texas Capital Bancshares, Inc. *	861	14,534
TFS Financial Corp.	8,762	105,407
The South Financial Group, Inc.	2,151	31,964
Tierone Corp.	614	6,926
Tompkins Trustco, Inc.	354	17,417
Toronto-Dominion Bank *	2,013	123,498
TowneBank/Portsmouth VA	846	12,665
Trico Bancshares (a)	759	13,138
TrustCo Bank Corp., NY (a)	2,123	18,873
Trustmark Corp. (a)	1,569	34,957
U.S. Bancorp	44,680	1,445,845
UCBH Holdings, Inc. (a)	2,882	22,364
Umpqua Holdings Corp. (a)	1,696	26,305
UnionBanCal Corp.	3,475	170,553
United Bankshares, Inc.	1,213	32,326
United Community Banks, Inc. (a)	1,369	23,246
United Financial Bancorp, Inc.	1,321	14,637
United Security Bancshares (a)	595	9,996
Univest Corp. of Pennsylvania (a)	535	14,012
Valley National Bancorp (a)	3,150	60,512
ViewPoint Financial Group (a)	1,116	18,425
Virginia Commerce Bancorp, Inc. *	978	11,227
Wachovia Corp.	51,463	1,389,501
Washington Federal, Inc.	2,272	51,892
Washington Trust Bancorp, Inc.	577	14,321
Wauwatosa Holdings, Inc. * (a)	1,148	13,661
Webster Financial Corp.	1,461	40,718
WesBanco, Inc.	823	20,336
West Bancorp. (a)	1,021	13,436
WestAmerica Bancorp (a)	794	41,764
Western Alliance Bancorp *	806	10,365
Westfield Financial, Inc.	1,601	15,642
Whitney Holding Corp. (a)	1,815	44,994
Wilmington Trust Corp.	1,731	53,834

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Wilshire Bancorp, Inc.	1,210	$9,244
Wintrust Financial Corp.	708	24,745
Zions Bancorp	2,745	125,035

		16,788,356
Biotechnology - 1.38%
Acorda Therapeutics, Inc. *	731	13,121
Affymetrix, Inc. * (a)	1,807	31,460
Alnylam Pharmaceuticals, Inc. * (a)	1,097	26,767
Amgen, Inc. *	28,192	1,177,862
Applera Corp. - Celera Genomics Group *	2,204	32,399
Applera Corp.	4,256	139,852
Arena Pharmaceuticals, Inc. *	1,883	12,880
Arqule, Inc. * (a)	1,423	6,090
Bio Reference Labs, Inc. *	437	11,550
Biogen Idec, Inc. *	7,619	470,016
BioMimetic Therapeutics, Inc. *	705	5,640
Bio-Rad Laboratories, Inc., Class A *	691	61,464
Cephalon, Inc. *	1,711	110,188
Charles River Laboratories International, Inc. *	1,729	101,907
Combinatorx, Inc. *	1,535	5,280
Cougar Biotechnology, Inc. *	516	10,836
Cytokinetics, Inc. *	2,095	6,955
Exelixis, Inc. *	3,023	21,010
Genentech, Inc. *	27,155	2,204,443
Genomic Health, Inc. * (a)	785	14,829
Genzyme Corp. *	6,767	504,412
Geron Corp. * (a)	2,312	11,283
GTx, Inc. *	1,104	17,752
Helicos BioSciences Corp. *	788	4,760
Human Genome Sciences, Inc. * (a)	4,053	23,872
Idera Pharmaceuticals, Inc. * (a)	842	8,428
Illumina, Inc. * (a)	1,434	108,841
Immucor, Inc. *	1,820	38,839
Integra LifeSciences Holdings Corp. * (a)	721	31,342
Intermune, Inc. * (a)	1,056	15,396
Invitrogen Corp. *	1,185	101,282
Keryx Biopharmaceuticals, Inc. *	1,631	979
Lexicon Genetics, Inc. *	4,817	9,730
Martek Biosciences Corp. * (a)	853	26,076
Medarex, Inc. *	3,396	30,055
Medivation, Inc. * (a)	907	12,907
Millennium Pharmaceuticals, Inc. *	8,335	128,859
Millipore Corp. *	1,371	92,419
Momenta Pharmaceuticals, Inc. *	1,174	12,832
Myriad Genetics, Inc. *	1,161	46,777
Nabi Biopharmaceuticals * (a)	2,577	10,360
Nektar Therapeutics *	2,762	19,168
Neurocrine Biosciences, Inc. * (a)	1,366	7,376
Orexigen Therapeutics Inc *	964	9,929
Osiris Therapeutics, Inc. * (a)	965	12,140
Pharmanet Development Group, Inc. *	504	12,716
Progenics Pharmaceuticals, Inc. *	857	5,596
RXi Pharmaceuticals Corp. * (a)	169	1,605
Sangamo Biosciences, Inc. * (a)	1,144	11,623
Targanta Therapeutics Corp. *	981	7,603
Techne Corp. *	1,007	67,832

The accompanying notes are an integral part of the financial statements.
387

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Tercica, Inc. * (a)	1,698	$9,730

		5,867,068
Broadcasting - 0.79%
Acacia Research - Acacia Technologies *	1,102	6,337
Belo Corp., Class A	2,730	28,856
CBS Corp., Class B	17,728	391,434
CKX, Inc. *	2,889	27,503
Clear Channel Communications, Inc.	12,703	371,182
Cox Radio, Inc., Class A *	2,826	33,573
Crown Media Holdings, Inc., Class A * (a)	3,574	18,478
Cumulus Media, Inc., Class A *	1,922	12,262
Discovery Holding Company *	7,301	154,927
Entercom Communications Corp. (a)	1,358	13,485
Entravision Communications Corp., Class A *	3,274	21,805
Fisher Communications, Inc. *	375	11,685
Gray Television, Inc.	1,676	9,536
Hearst Argyle Television, Inc.	2,521	52,008
Journal Communications, Inc.	1,979	14,605
Liberty Global, Inc., Class A * (a)	9,617	327,747
Liberty Media Corp., Capital, Series A *	3,340	52,572
Mediacom Communications Corp., Class A *	3,494	15,129
News Corp., Class A	81,810	1,533,938
Nexstar Broadcasting Group, Inc. *	1,128	6,655
Sinclair Broadcast Group, Inc., Class A (a)	2,506	22,328
Sirius Satellite Radio, Inc. * (a)	38,305	109,552
World Wrestling Entertainment, Inc., Class A	2,318	43,138
XM Satellite Radio Holdings, Inc., Class A *	8,038	93,402

		3,372,137
Building Materials & Construction - 0.25%
Apogee Enterprises, Inc.	889	13,690
Armstrong World Industries, Inc. *	1,454	51,850
Beacon Roofing Supply, Inc. * (a)	1,415	14,150
Builders FirstSource, Inc. * (a)	1,137	8,255
Drew Industries, Inc. *	580	14,187
Dycom Industries, Inc. *	1,168	14,028
Eagle Materials, Inc. (a)	1,118	39,745
EMCOR Group, Inc. *	1,730	38,423
Foster Wheeler, Ltd. *	3,722	210,740
Granite Construction, Inc.	1,070	35,000
Griffon Corp. *	878	7,551
Interline Brands, Inc. *	979	18,160
KBR, Inc.	4,349	120,598
Lennox International, Inc.	1,658	59,638
Levitt Corp., Class A *	3,672	7,270
Masco Corp.	9,447	187,334
NCI Building Systems, Inc. * (a)	580	14,036
Owens Corning, Inc. * (a)	3,355	60,826
Perini Corp. *	762	27,607
RPM International, Inc.	3,141	65,772
Sterling Construction Company, Inc. *	440	8,017
Texas Industries, Inc. (a)	674	40,514
United States Lime & Minerals, Inc. *	355	10,313
WCI Communities, Inc. *	1,323	4,432

		1,072,136

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 1.71%
ABM Industries, Inc.	1,431	$32,112
Accenture, Ltd., Class A	19,625	690,211
Acxiom Corp.	2,274	26,992
Administaff, Inc.	737	17,401
Affiliated Computer Services, Inc., Class A *	2,554	127,981
Alliance Data Systems Corp. *	1,961	93,167
AMERCO, Inc. * (a)	538	30,714
Arbitron, Inc.	754	32,543
Automatic Data Processing, Inc.	13,718	581,506
Barrett Business Services, Inc.	492	8,428
Black Box Corp.	555	17,122
Bowne & Company, Inc.	920	14,030
Bright Horizons Family Solutions, Inc. *	712	30,644
Brinks Company	1,233	82,833
Cadence Design Systems, Inc. *	6,922	73,927
CDI Corp.	645	16,157
Chindex International, Inc. *	255	9,624
ChoicePoint, Inc. *	1,832	87,203
Coinstar, Inc. *	826	23,244
Compucredit Corp. *	1,448	12,844
Computer Sciences Corp. *	4,414	180,047
comScore, Inc. *	764	15,326
COMSYS IT Partners, Inc. *	677	5,727
Constant Contact, Inc. * (a)	778	11,265
Convergys Corp. *	3,388	51,023
Core-Mark Holding Company, Inc. *	447	12,847
Cornell Corrections, Inc. *	573	12,870
Corporate Executive Board Company	941	38,092
CoStar Group, Inc. *	612	26,316
CRA International, Inc. *	341	10,960
CSG Systems International, Inc. *	1,097	12,473
Deluxe Corp.	1,311	25,184
DG Fastchannel, Inc. *	538	10,319
Digimarc Corp. *	1,147	11,459
DST Systems, Inc. *	1,550	101,897
Dun & Bradstreet Corp.	1,448	117,838
Electro Rent Corp.	893	13,529
Electronic Data Systems Corp.	13,161	219,131
Ennis Business Forms, Inc.	823	13,810
Equifax, Inc.	3,361	115,887
Euronet Worldwide, Inc. *	1,298	24,999
Exponent, Inc. *	513	16,847
EZCORP, Inc., Class A *	1,341	16,508
FactSet Research Systems, Inc.	1,261	67,930
Fair Isaac Corp.	1,307	28,127
Fiserv, Inc. *	4,252	204,479
Fluor Corp.	2,267	320,010
Forrester Research, Inc. *	759	20,174
FTI Consulting, Inc. *	1,230	87,379
Gartner Group, Inc., Class A *	2,736	52,914
Global Cash Access, Inc. *	2,505	14,679
Global Payments, Inc.	2,027	83,837
GSI Commerce, Inc. * (a)	1,379	18,134
H & R Block, Inc.	8,294	172,183
Harte-Hanks, Inc.	1,975	26,998
Healthcare Services Group, Inc.	1,125	23,220

The accompanying notes are an integral part of the financial statements.
388

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Heidrick & Struggles International, Inc.	532	$17,306
Hewitt Associates, Inc., Class A *	2,776	110,402
Hill International, Inc. *	897	11,221
Huron Consulting Group, Inc. *	506	21,024
ICF International, Inc. *	438	8,782
Informatica Corp. *	2,329	39,733
Insight Enterprises, Inc. *	1,497	26,197
Intervoice Brite, Inc. *	1,464	11,653
Iron Mountain, Inc. *	5,157	136,351
Jackson Hewitt Tax Service, Inc.	813	9,325
Jacobs Engineering Group, Inc. *	3,094	227,687
Kelly Services, Inc., Class A	1,113	22,883
Kendle International, Inc. *	396	17,788
Kenexa Corp. *	756	13,971
Kforce, Inc. *	1,316	11,633
Korn/Ferry International *	1,228	20,753
LECG Corp. *	977	9,145
Manpower, Inc.	2,077	116,852
MAXIMUS, Inc.	593	21,769
McGrath Rentcorp	749	18,058
Michael Baker Corp. *	268	6,019
Moody's Corp. (a)	6,689	232,978
MPS Group, Inc. *	2,749	32,493
Navigant Consulting Company * (a)	1,391	26,401
NCR Corp. *	4,604	105,109
Paychex, Inc.	9,780	335,063
Perot Systems Corp., Class A *	3,415	51,362
PHH Corp. *	1,499	26,128
Pitney Bowes, Inc.	5,540	194,011
Pre-Paid Legal Services, Inc. *	343	14,547
QC Holdings, Inc. (a)	963	8,715
Quest Software, Inc. *	2,702	35,315
R.H. Donnelley Corp. *	1,841	9,315
R.R. Donnelley & Sons Company	5,513	167,099
Resource America, Inc.	693	6,549
Resources Connection, Inc. *	1,426	25,483
Robert Half International, Inc.	4,154	106,924
Rollins, Inc.	2,691	47,604
SAIC, Inc. *	3,249	60,399
ScanSource, Inc. *	699	25,297
Seachange International, Inc. *	1,248	8,773
SonicWALL, Inc. *	1,794	14,657
Sotheby's	1,724	49,841
Spherion Corp. *	1,978	12,105
SRA International, Inc., Class A *	1,496	36,368
Standard Parking Corp. *	599	12,555
Stanley, Inc. *	605	17,823
SYNNEX Corp. *	989	20,987
Syntel, Inc.	1,101	29,342
TeleTech Holdings, Inc. *	1,884	42,315
Tetra Tech, Inc. *	1,554	30,319
The Hackett Group, Inc. *	2,072	8,102
Tier Technologies Inc., Class B *	1,347	10,736
Total Systems Services, Inc.	5,110	120,903
TrueBlue, Inc. *	1,228	16,504
Tyler Technologies, Inc. *	1,117	15,616

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Unisys Corp. *	9,345	$41,398
URS Corp. *	2,043	66,786
Viad Corp.	648	23,334
Volt Information Sciences, Inc. *	717	12,160
Waste Industries USA	432	15,617
Watson Wyatt Worldwide, Inc., Class A	1,097	62,255
Wind River Systems, Inc. *	2,388	18,483

		7,269,424
Cable & Television - 1.39%
Cablevision Systems Corp., Class A *	7,537	161,518
Comcast Corp., Class A	79,837	1,544,048
DIRECTV Group, Inc. *	30,098	746,129
DISH Network Corp. *	11,511	330,711
E.W. Scripps Company, Class A (a)	4,151	174,384
Gemstar-TV Guide International, Inc. *	11,301	53,115
Knology, Inc. *	1,190	15,410
Lin TV Corp. *	1,654	15,895
LodgeNet Entertainment Corp. *	832	5,067
Outdoor Channel Holdings, Inc. *	1,299	9,548
Time Warner Cable, Inc. *	25,397	634,417
Time Warner Telecom, Inc., Class A *	3,829	59,311
Time Warner, Inc.	97,324	1,364,482
TiVo, Inc. * (a)	2,783	24,379
Viacom, Inc., Class B *	16,934	670,925
Virgin Media, Inc.	8,601	121,016

		5,930,355
Cellular Communications - 0.33%
Brightpoint, Inc. *	2,118	17,706
Crown Castle International Corp. *	7,316	252,329
iPCS, Inc. *	514	12,002
Leap Wireless International, Inc. *	1,760	82,016
Metropcs Communications, Inc. *	9,019	153,323
Motorola, Inc.	60,070	558,651
NII Holdings, Inc. *	4,476	142,247
Novatel Wireless, Inc. *	968	9,370
RF Micro Devices, Inc. *	7,676	20,418
Rural Cellular Corp., Class A *	453	20,036
Syniverse Holdings, Inc. *	1,822	30,355
Telephone & Data Systems, Inc.	3,047	119,656
USA Mobility, Inc. *	920	6,569

		1,424,678
Chemicals - 1.46%
A. Schulman, Inc.	885	18,169
Aceto Corp.	1,602	11,118
Air Products & Chemicals, Inc.	5,585	513,820
Airgas, Inc.	2,087	94,896
Albany Molecular Research, Inc. *	992	12,043
Albemarle Corp.	2,435	88,926
American Vanguard Corp. (a)	779	12,962
Arch Chemicals, Inc.	683	25,449
Ashland, Inc.	1,573	74,403
Balchem Corp.	615	14,096
Cabot Corp.	1,762	49,336
Calgon Carbon Corp. * (a)	1,130	17,006
Cambrex Corp. *	856	5,932

The accompanying notes are an integral part of the financial statements.
389

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Celanese Corp., Series A	3,876	$151,358
CF Industries Holdings, Inc.	1,430	148,177
Chemtura Corp.	6,438	47,255
Cytec Industries, Inc.	1,189	64,028
Dow Chemical Company	24,463	901,461
E.I. Du Pont de Nemours & Company	23,287	1,088,900
Eastman Chemical Company	2,051	128,085
Ferro Corp.	1,253	18,619
FMC Corp.	1,963	108,927
Georgia Gulf Corp. (a)	1,489	10,319
H.B. Fuller Company	1,616	32,982
Hercules, Inc.	2,978	54,468
Huntsman Corp.	5,688	133,952
ICO, Inc. *	884	6,135
Innophos Holdings, Inc.	922	14,835
Kronos Worldwide, Inc. (a)	1,461	35,283
Landec Corp. *	1,071	9,028
LSB Industries, Inc. *	587	8,652
Lubrizol Corp.	1,749	97,087
Metabolix, Inc. *	695	7,610
Minerals Technologies, Inc.	559	35,105
Newmarket Corp.	451	34,028
Nl Industries, Inc. (a)	1,541	16,828
Olin Corp.	1,936	38,255
OM Group, Inc. *	803	43,796
Omnova Solutions, Inc. *	2,120	8,459
PolyOne Corp. *	2,670	17,008
PPG Industries, Inc.	4,212	254,868
Praxair, Inc.	8,172	688,327
Rockwood Holdings, Inc. *	1,938	63,508
Rohm & Haas Company	5,012	271,049
Sensient Technologies Corp.	1,283	37,836
Sigma-Aldrich Corp.	3,381	201,677
Stepan Company	391	14,948
Terra Industries, Inc. *	2,327	82,678
Terra Nitrogen Company, LP	485	54,102
The Scotts Company, Class A	1,630	52,845
Tronox, Inc., Class A	1,586	6,328
UAP Holding Corp.	1,340	51,376
Valhi, Inc. (a)	3,030	70,872
Valspar Corp.	2,614	51,862
W. R. Grace & Company *	1,852	42,263
Westlake Chemical Corp. (a)	1,763	23,007
Zep, Inc.	754	12,230
Zoltek Companies, Inc. * (a)	908	24,080

		6,202,652
Coal - 0.29%
Alliance Holdings GP LP	1,549	35,534
Alpha Natural Resources, Inc. *	1,719	74,673
Arch Coal, Inc.	3,702	161,037
CONSOL Energy, Inc.	4,741	328,030
Foundation Coal Holdings, Inc.	1,184	59,591
International Coal Group, Inc. * (a)	4,341	27,565
James River Coal Company *	710	12,439
Massey Energy Company	2,096	76,504
Patriot Coal Corp. *	708	33,255

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Coal (continued)
Peabody Energy Corp.	6,860	$349,860
Penn Virginia GP Holdings LP	1,029	27,865
Penn Virginia Resource Partners LP *	1,332	33,234

		1,219,587
Commercial Services - 0.16%
Cardtronics, Inc. *	1,271	8,859
CB Richard Ellis Group, Inc. *	5,806	125,642
CBIZ, Inc. *	1,869	15,176
Cenveo, Inc. *	1,585	16,579
Chemed Corp.	630	26,586
DynCorp International, Inc. *	1,490	24,853
Exlservice Holdings, Inc. *	919	21,100
First Advantage Corp., Class A *	1,878	39,795
Great Lakes Dredge & Dock Company	1,642	8,489
HMS Holdings Corp. *	667	19,043
Live Nation, Inc. *	1,912	23,193
Macquarie Infrastructure Company LLC	993	28,926
Morningstar, Inc. *	1,156	70,921
National Research Corp. (a)	517	13,344
Odyssey Marine Exploration, Inc. * (a)	1,632	8,797
PeopleSupport, Inc. *	711	6,484
Perficient, Inc. *	869	6,900
Pool Corp.	1,316	24,859
Providence Service Corp. *	416	12,480
Shaw Group, Inc. *	2,074	97,768
Team, Inc. *	500	13,650
Teekay Offshore Partners LP	847	19,608
TNS, Inc. *	796	16,429
Wright Express Corp. *	1,061	32,605

		682,086
Computer Services - 0.05%
I-many, Inc. *	2,791	6,699
NetApp, Inc. *	9,240	185,262
SuccessFactors, Inc. * (a)	1,449	14,142

		206,103
Computers & Business Equipment - 4.60%
3Com Corp. *	10,619	24,318
3D Systems Corp. * (a)	736	10,812
Acme Packet, Inc. * (a)	1,854	14,814
Agilysys, Inc. (a)	989	11,472
Apple, Inc. *	22,726	3,261,181
Avocent Corp. *	1,518	25,654
Benchmark Electronics, Inc. *	1,932	34,679
BigBand Networks, Inc. *	1,689	9,678
Blue Coat Systems, Inc. *	920	20,277
Brocade Communications Systems, Inc. *	10,202	74,475
CACI International, Inc., Class A *	783	35,666
Cisco Systems, Inc. *	158,031	3,806,967
Cogent, Inc. *	2,647	24,961
Cognizant Technology Solutions Corp.,
Class A *	7,470	215,360
Cray, Inc. *	1,501	8,946
Data Domain, Inc. * (a)	1,510	35,938
Dell, Inc. *	58,060	1,156,555
Diebold, Inc.	1,764	66,238

The accompanying notes are an integral part of the financial statements.
390

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Digi International, Inc. *	954	$11,009
Dot Hill Systems Corp. *	2,270	6,810
Echelon Corp. * (a)	1,125	15,188
Electronics for Imaging, Inc. *	1,680	25,066
EMC Corp. *	54,477	781,200
EMS Technologies, Inc. *	512	13,896
Extreme Networks, Inc. *	3,700	11,470
Falconstor Software, Inc. * (a)	1,665	12,671
Foundry Networks, Inc. *	3,868	44,791
Furmanite Corp. *	1,112	9,452
Gerber Scientific, Inc. *	1,075	9,557
Hewlett-Packard Company	66,927	3,055,887
Hurco Companies, Inc. *	230	10,759
IHS, Inc., Class A *	1,632	104,954
Immersion Corp. *	939	6,676
Ingram Micro, Inc., Class A *	4,464	70,665
Intermec, Inc. * (a)	1,653	36,680
Internap Network Services Corp. *	1,494	7,410
International Business Machines Corp.	35,436	4,080,101
Isilon Systems, Inc. * (a)	1,888	9,213
Ixia *	2,255	17,499
Jack Henry & Associates, Inc.	2,347	57,901
Juniper Networks, Inc. *	13,561	339,025
L-1 Identity Solutions, Inc. * (a)	2,141	28,475
Lexmark International, Inc. *	2,450	75,264
Limelight Networks, Inc. *	2,316	7,504
Liveperson, Inc. *	1,928	5,977
Metavante Technologies, Inc. *	3,083	61,629
MICROS Systems, Inc. *	2,156	72,571
MTS Systems Corp.	582	18,775
National Instruments Corp.	2,103	54,972
NCI, Inc. *	695	13,080
NETGEAR, Inc. *	980	19,551
Netscout Systems, Inc. *	1,170	10,881
Palm, Inc. * (a)	2,964	14,820
Parametric Technology Corp. *	2,995	47,860
Phoenix Technology, Ltd. *	856	13,405
Plexus Corp. *	1,259	35,315
Quantum Corp. *	6,775	14,499
Rackable Systems, Inc. *	1,013	9,239
Radiant Systems, Inc. *	1,129	15,772
RadiSys Corp. *	757	7,638
Rimage Corp. *	490	10,731
SanDisk Corp. *	5,934	133,930
Seagate Technology	13,764	288,218
SI International, Inc. *	529	10,152
Sigma Designs, Inc. * (a)	720	16,322
Silicon Graphics, Inc. *	457	5,420
Silicon Storage Technology, Inc. *	3,647	9,555
Smart Modular Technologies (WWH), Inc. *	1,749	10,861
Sonic Solutions * (a)	988	9,534
Standard Microsystems Corp. *	690	20,134
STEC, Inc. *	1,569	9,712
Stratasys, Inc. *	672	11,962
Sun Microsystems, Inc. *	22,199	344,751

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Super Micro Computer, Inc. *	1,155	$9,644
Sykes Enterprises, Inc. *	1,248	21,952
Synaptics, Inc. *	775	18,507
Tech Data Corp. *	1,459	47,855
Trident Microsystems, Inc. *	1,654	8,518
Virage Logic Corp. *	1,293	7,448
Virtusa Corp. *	743	7,252
Western Digital Corp. *	5,702	154,182
Xerox Corp.	23,962	358,711

		19,618,449
Construction & Mining Equipment - 0.26%
Astec Industries, Inc. *	649	25,155
Buckeye Partners LP * (a)	1,170	53,937
Bucyrus International, Inc., Class A	943	95,856
Carbo Ceramics, Inc. (a)	692	27,749
Gulf Islands Fabrication, Inc.	535	15,365
Joy Global, Inc.	2,784	181,406
Kaman Corp., Class A	675	19,096
Layne Christensen Company *	514	18,000
Matrix Service Company *	756	12,988
National Oilwell Varco, Inc. *	9,201	537,154
Rowan Companies, Inc.	2,792	114,975

		1,101,681
Construction Materials - 0.24%
Ameron International Corp.	240	22,447
Applied Industrial Technologies, Inc.	1,173	35,061
Clarcor, Inc.	1,310	46,571
Columbus McKinnon Corp. *	529	16,388
Comfort Systems USA, Inc.	1,174	15,274
Louisiana-Pacific Corp. (a)	2,821	25,897
Martin Marietta Materials, Inc. (a)	1,052	111,691
Sherwin-Williams Company	3,207	163,685
Simpson Manufacturing Company, Inc. (a)	1,312	35,660
Standex International Corp.	604	13,493
Trane, Inc.	4,960	227,664
Universal Forest Products, Inc.	590	18,998
USG Corp. * (a)	2,545	93,707
Vulcan Materials Company (a)	2,768	183,795

		1,010,331
Containers & Glass - 0.22%
Ball Corp.	2,539	116,642
Bemis Company, Inc.	2,520	64,084
Bway Holding Company *	932	9,227
Greif, Inc., Class A	1,220	82,875
Mobile Mini, Inc. *	1,081	20,539
Owens-Illinois, Inc. *	4,066	229,444
Packaging Corp. of America	2,644	59,040
Pactiv Corp. *	3,348	87,751
Sealed Air Corp.	4,142	104,585
Silgan Holdings, Inc.	1,000	49,630
Sonoco Products Company	2,545	72,863
TAL International Group, Inc. (a)	891	21,001

		917,681

The accompanying notes are an integral part of the financial statements.
391

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Containers-Paper/Plastic - 0.00%
Graphic Packaging Holding Company *	6,396	$18,676

Correctional Facilities - 0.03%
Corrections Corp. of America *	3,115	85,725
The Geo Group, Inc. *	1,326	37,711

		123,436
Cosmetics & Toiletries - 2.00%
Alberto-Culver Company	2,583	70,800
Avon Products, Inc.	11,203	442,967
Bare Escentuals, Inc. * (a)	2,370	55,505
Chattem, Inc. * (a)	529	35,094
Colgate-Palmolive Company	13,432	1,046,487
Elizabeth Arden, Inc. *	896	17,875
Estee Lauder Companies, Inc., Class A	4,993	228,929
Helen of Troy, Ltd. *	889	14,908
Intermediate Parfums, Inc.	832	18,371
International Flavors & Fragrances, Inc.	2,047	90,170
Kimberly-Clark Corp.	11,012	710,825
Nu Skin Enterprises, Inc., Class A	1,847	33,283
Procter & Gamble Company	81,032	5,677,912
Revlon, Inc., Class A *	16,608	16,276
Sally Beauty Holdings, Inc. *	4,802	33,134
Steiner Leisure, Ltd. *	440	14,520

		8,507,056
Crude Petroleum & Natural Gas - 2.54%
Abraxas Petroleum Corp. *	2,133	7,039
Allis-Chalmers Energy, Inc. * (a)	1,028	14,176
American Oil & Gas, Inc. *	2,037	6,661
Apache Corp.	8,467	1,022,983
Arena Resources, Inc. *	878	33,987
Atlas Energy Resources LLC (a)	1,643	50,933
Bill Barrett Corp. * (a)	1,181	55,802
Bois d'Arc Energy, Inc. *	1,844	39,628
BreitBurn Energy Partners LP (a)	1,720	34,538
Cabot Oil & Gas Corp.	2,475	125,829
Cano Petroleum, Inc. * (a)	1,365	6,388
Carrizo Oil & Gas, Inc. * (a)	768	45,519
Chesapeake Energy Corp.	12,139	560,215
Cimarex Energy Company	2,073	113,476
CNX Gas Corp. *	3,933	126,957
Concho Resources, Inc. *	2,036	52,203
Contango Oil & Gas Company *	444	28,687
Devon Energy Corp.	11,484	1,198,126
Duncan Energy Partners LP	706	13,047
Edge Petroleum Corp. * (a)	1,109	4,469
Encore Energy Partners LP *	722	15,379
EOG Resources, Inc.	6,265	751,800
EV Energy Partner LP (a)	400	10,260
EXCO Resources, Inc. *	2,770	51,245
Forest Oil Corp. *	2,150	105,264
FX Energy, Inc. * (a)	1,670	7,114
Gasco Energy, Inc. *	4,537	11,070
Genesis Energy LP	1,017	19,059
Geokinetics, Inc. *	451	8,172
GMX Resources, Inc. *	481	16,801
Goodrich Petroleum Corp. * (a)	854	25,688

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Gulfport Energy Corp. *	1,214	$12,868
Harvest Natural Resources, Inc. *	1,185	14,291
Hess Corp.	8,168	720,254
Legacy Reserves LP (a)	896	17,884
Marathon Oil Corp.	18,395	838,812
Newfield Exploration Company *	3,273	172,978
Noble Energy, Inc.	4,369	318,063
Occidental Petroleum Corp.	21,616	1,581,643
Panhandle Oil and Gas, Inc.	435	12,023
Parallel Petroleum Corp. *	1,145	22,408
Patterson-UTI Energy, Inc.	3,964	103,778
Penn Virginia Corp.	981	43,252
Petroquest Energy, Inc. *	1,352	23,444
Pioneer Natural Resources Company	3,005	147,606
Plains Exploration & Production Company *	2,869	152,459
Quest Energy Partners LP	845	11,830
Quest Resource Corp. *	1,485	9,756
Quicksilver Resources, Inc. * (a)	4,030	147,216
South Texas Oil Company * (a)	898	6,286
Southwestern Energy Company *	8,714	293,575
SulphCo, Inc. * (a)	2,556	10,659
Sunoco, Inc.	3,011	157,987
Swift Energy Company *	781	35,137
TEPPCO Partners LP (a)	2,240	77,258
Toreador Resources Corp. * (a)	720	5,602
Tri-Valley Corp. * (a)	1,286	7,703
TXCO Resources, Inc. *	1,084	13,420
Ultra Petroleum Corp. *	3,857	298,918
Unit Corp. *	1,171	66,337
VAALCO Energy, Inc. *	2,317	11,515
Venoco, Inc. *	1,317	15,304
W&T Offshore, Inc.	1,982	67,606
Western Refining, Inc. (a)	1,771	23,855
Whiting Petroleum Corp. *	1,078	69,693
XTO Energy, Inc.	12,412	767,806

		10,841,741
Diversified Financial Services - 0.04%
Icahn Enterprises LP (a)	1,815	149,738

Domestic Oil - 0.42%
Atlas America, Inc.	750	45,330
Berry Petroleum Company, Class A	1,149	53,417
BP Prudhoe Bay Royalty Trust (a)	440	41,083
Brigham Exploration Company *	1,727	10,483
Comstock Resources, Inc. *	1,176	47,393
Continental Resources, Inc. *	4,415	140,794
Delta Petroleum Corp. * (a)	1,714	38,634
Denbury Resources, Inc. *	6,233	177,952
Dorchester Minerals LP *	984	20,664
Encore Aquisition Company *	1,411	56,835
Energy Partners, Ltd. *	1,053	9,972
EnergySouth, Inc.	305	15,918
Enterprise Products Partners LP	11,085	329,224
Exterran Partners LP	572	16,588
Frontier Oil Corp.	2,692	73,384
Helix Energy Solutions Group, Inc. *	2,330	73,395

The accompanying notes are an integral part of the financial statements.
392

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil (continued)
Hiland Holdings GP LP *	655	$15,130
Holly Corp.	1,401	60,817
Mariner Energy, Inc. *	2,273	61,394
McMoran Exploration Company * (a)	1,432	24,759
Oil States International, Inc. *	1,273	57,043
Range Resources Corp.	3,825	242,696
St. Mary Land & Exploration Company	1,590	61,215
Stone Energy Corp. *	747	39,076
Sunoco Logistics Partners LP *	777	37,918
Union Drilling, Inc. *	846	14,797
Warren Resources, Inc. *	1,796	21,319
Williams Clayton Energy, Inc. *	380	19,946

		1,807,176
Drugs & Health Care - 0.57%
Abaxis, Inc. *	582	13,485
Abiomed, Inc. * (a)	1,003	13,180
Acadia Pharmaceuticals, Inc. * (a)	1,206	10,926
Accelrys, Inc. *	1,253	6,779
Alpharma, Inc., Class A *	1,224	32,081
Ariad Pharmaceuticals, Inc. * (a)	2,784	9,382
BioMarin Pharmaceutical, Inc. *	2,494	88,213
CV Therapeutics, Inc. *	1,731	12,342
Datascope Corp.	460	19,058
Dendreon Corp. * (a)	2,443	11,775
DepoMed, Inc. * (a)	1,850	6,290
Durect Corp. *	2,131	11,188
Dyax Corp. *	2,448	11,530
Gentiva Health Services, Inc. *	919	19,998
Hansen Medical, Inc. * (a)	612	8,605
I-Flow Corp. * (a)	949	13,315
ImClone Systems, Inc. *	2,234	94,766
Immunogen, Inc. *	2,179	7,801
Immunomedics, Inc. *	2,368	6,654
Invacare Corp.	881	19,629
K-V Pharmaceutical Company, Class A * (a)	1,290	32,199
Landauer, Inc.	324	16,310
Luminex Corp. * (a)	1,163	22,853
Matria Healthcare, Inc. *	628	14,004
Maxygen, Inc. *	1,541	9,955
Medical Action, Inc. *	640	10,515
Mentor Corp. (a)	871	22,402
Meridian Bioscience, Inc.	1,077	36,004
Molina Healthcare, Inc. * (a)	814	19,878
Opko Health, Inc. * (a)	4,614	9,597
OraSure Technologies, Inc. *	1,503	10,987
Pain Therapeutics, Inc. * (a)	1,365	11,534
Parexel International Corp. *	1,594	41,603
Perrigo Company	2,460	92,816
Pharmacopeia Drug Discovery, Inc. *	1,816	6,683
Quidel Corp. *	921	14,791
Res-Care, Inc. *	816	13,994
Savient Pharmaceuticals, Inc. * (a)	1,441	28,820
Seattle Genetics, Inc. *	1,805	16,426
Targacept, Inc. *	1,128	8,268
Third Wave Technologies, Inc. *	1,373	12,659
Vital Signs, Inc.	412	20,868

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Vivus, Inc. *	1,879	$11,330
West Pharmaceutical Services, Inc.	871	38,524
Wyeth	34,628	1,446,065
XenoPort, Inc. *	675	27,317
Zymogenetics, Inc. * (a)	2,003	19,629

		2,433,028
Educational Services - 0.13%
American Public Education, Inc. *	468	14,213
Apollo Group, Inc., Class A *	4,319	186,581
Capella Education Company *	463	25,280
Career Education Corp. *	2,378	30,248
Corinthian Colleges, Inc. *	2,303	16,651
DeVry, Inc.	1,846	77,237
INVESTools, Inc. *	1,768	19,430
ITT Educational Services, Inc. *	1,022	46,940
Leapfrog Enterprises, Inc., Class A * (a)	2,159	15,221
Learning Tree International, Inc. *	517	7,248
Lincoln Educational Services Corp. *	950	11,400
Princeton Review, Inc. *	1,140	8,972
Renaissance Learning, Inc. (a)	998	13,962
Strayer Education, Inc.	374	57,035
Universal Technical Institute, Inc. *	890	10,440

		540,858
Electrical Equipment - 0.58%
A.O. Smith Corp.	828	27,216
Aaon, Inc.	712	14,261
American Science & Engineering, Inc. (a)	258	14,079
AMETEK, Inc.	2,709	118,952
Anaren, Inc. *	800	10,128
Anixter International, Inc. *	934	59,813
Audiovox Corp., Class A *	989	10,563
AZZ, Inc. *	360	12,809
Baldor Electric Company	1,202	33,656
Cohu, Inc.	860	13,975
Cooper Industries, Ltd., Class A	8,237	330,716
DTS, Inc. *	567	13,608
Emerson Electric Company	20,549	1,057,452
Encore Wire Corp. (a)	728	13,257
Excel Technology, Inc. *	506	13,642
FLIR Systems, Inc. *	3,460	104,111
General Cable Corp. *	1,347	79,567
GrafTech International, Ltd. *	2,745	44,496
Greatbatch, Inc. *	686	12,629
Houston Wire & Cable Company	698	11,182
Hubbell, Inc., Class B	1,495	65,317
Littelfuse, Inc. *	671	23,465
Methode Electronics, Inc.	1,087	12,707
Molex, Inc.	4,713	109,153
Plug Power, Inc. * (a)	3,526	10,966
Powell Industries, Inc. *	358	14,094
Power-One, Inc. * (a)	3,350	10,754
Preformed Line Products Company (a)	242	11,781
Ultralife Batteries, Inc. *	537	6,342
Universal Electronics, Inc. *	533	12,904
Varian, Inc. *	802	46,452

The accompanying notes are an integral part of the financial statements.
393

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
Vicor Corp.	1,302	$15,546
W.H. Brady Company, Class A	1,413	47,237
Watsco, Inc. (a)	805	33,343
Wesco International, Inc. *	1,152	42,036

		2,458,209
Electrical Utilities - 2.61%
AES Corp. *	17,396	289,991
Allegheny Energy, Inc.	4,307	217,504
Allete, Inc.	874	33,754
Alliant Energy Corp.	2,836	99,288
Ameren Corp.	5,285	232,751
American Electric Power Company, Inc.	10,178	423,710
Avista Corp.	1,662	32,509
Black Hills Corp.	1,006	35,995
CenterPoint Energy, Inc. (a)	8,158	116,415
Central Vermont Public Service Corp. (a)	435	10,397
Cleco Corp.	1,622	35,976
CMS Energy Corp.	5,786	78,342
Connecticut Water Service, Inc.	941	22,274
Consolidated Edison, Inc.	6,921	274,764
Constellation Energy Group, Inc.	4,703	415,134
Dominion Resources, Inc.	14,846	606,311
DPL, Inc. (a)	2,910	74,612
DTE Energy Company	4,144	161,160
Dynegy, Inc., Class A *	21,718	171,355
Edison International	8,418	412,650
El Paso Electric Company *	1,474	31,499
Empire District Electric Company	1,024	20,736
EnerNOC, Inc. * (a)	537	6,122
Entergy Corp.	5,062	552,163
Exelon Corp.	17,144	1,393,293
FirstEnergy Corp.	7,891	541,480
FPL Group, Inc.	10,480	657,515
Great Plains Energy, Inc.	2,242	55,265
Hawaiian Electric Industries, Inc. (a)	2,308	55,092
IDACORP, Inc. (a)	1,276	40,972
Integrys Energy Group, Inc.	1,867	87,077
ITC Holdings Corp.	1,135	59,088
MGE Energy, Inc.	740	25,204
Mirant Corp. *	6,596	240,028
Northeast Utilities	3,975	97,547
NorthWestern Corp.	1,137	27,709
NSTAR	2,721	82,800
OGE Energy Corp.	2,352	73,312
Otter Tail Corp.	884	31,285
Pepco Holdings, Inc.	5,121	126,591
PG&E Corp.	9,037	332,742
Pike Electric Corp. *	989	13,777
Pinnacle West Capital Corp.	2,509	88,016
PNM Resources, Inc.	2,144	26,736
Portland General Electric Company	1,686	38,019
PPL Corp.	9,640	442,669
Public Service Enterprise Group, Inc.	12,970	521,264
Puget Energy, Inc.	3,025	78,257
Quanta Services, Inc. * (a)	4,390	101,716
Reliant Energy, Inc. *	8,893	210,320

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Sierra Pacific Resources	5,815	$73,444
Teco Energy, Inc.	5,366	85,588
The Southern Company	19,671	700,484
UIL Holding Corp.	756	22,778
Unisource Energy Corp.	1,058	23,551
Unitil Corp.	699	18,838
Westar Energy, Inc.	2,629	59,862
Wisconsin Energy Corp.	2,965	130,430
Xcel Energy, Inc.	10,754	214,542

		11,132,703
Electronics - 0.94%
Adaptec, Inc. *	4,329	12,727
Advanced Battery Technologies, Inc. * (a)	1,738	7,752
Agilent Technologies, Inc. *	10,046	299,672
Amphenol Corp., Class A	4,596	171,201
Anadigics, Inc. *	1,721	11,290
Analogic Corp.	354	23,555
Applied Energetics, Inc. * (a)	2,707	4,494
Arrow Electronics, Inc. *	3,158	106,267
Avnet, Inc. *	3,840	125,683
AVX Corp.	4,577	58,631
Axsys Technologies, Inc. *	322	16,061
Bel Fuse, Inc., Class B	449	12,509
Belden, Inc.	1,172	41,395
Bell Microproducts, Inc. *	1,538	3,138
Bookham, Inc *	4,970	6,809
Checkpoint Systems, Inc. *	1,166	31,307
CTS Corp.	1,359	14,541
Cubic Corp.	759	21,578
Cynosure, Inc. *	415	8,840
Daktronics, Inc. (a)	1,186	21,241
Dolby Laboratories, Inc., Class A *	2,843	103,087
DRS Technologies, Inc.	1,045	60,903
Electro Scientific Industries, Inc. *	968	15,953
Enersys *	1,306	31,240
FEI Company *	1,021	22,288
Franklin Electric, Inc. (a)	719	24,568
Garmin, Ltd. (a)	5,587	301,754
Harman International Industries, Inc.	1,554	67,661
Hutchinson Technology, Inc. * (a)	711	11,312
ICx Technologies, Inc. *	1,324	5,958
II-VI, Inc. *	797	30,270
Imation Corp.	1,152	26,197
Integrated Electrical Services, Inc. * (a)	564	8,861
Integrated Silicon Solution, Inc. *	1,792	10,842
IPG Photonics Corp. *	1,203	18,875
Itron, Inc. * (a)	796	71,823
Jabil Circuit, Inc.	5,344	50,554
Keithley Instruments, Inc.	970	9,409
Kemet Corp. *	2,827	11,421
L-3 Communications Holdings, Inc.	3,207	350,653
LaBarge, Inc. *	815	9,829
Maxwell Technologies, Inc. * (a)	1,109	11,301
Measurement Specialties, Inc. *	609	10,639
Medis Technologies, Ltd. * (a)	1,116	10,122
Mentor Graphics Corp. *	2,461	21,731

The accompanying notes are an integral part of the financial statements.
394

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Multi-Fineline Electronix, Inc. *	765	$14,359
Newport Corp. *	1,337	14,934
OSI Systems, Inc. *	625	14,388
Park Electrochemical Corp.	605	15,639
Rogers Corp. *	559	18,676
SiRF Technology Holdings, Inc. * (a)	1,529	7,783
Sonic Innovations, Inc. *	1,339	6,467
Stoneridge, Inc. *	1,083	14,566
Sycamore Networks, Inc. *	8,177	29,928
Synopsys, Inc. *	3,751	85,185
Syntax-Brillian Corp. * (a)	3,133	3,070
Taser International, Inc. * (a)	1,705	16,027
Technitrol, Inc.	1,224	28,311
Teleflex, Inc.	997	47,567
Thermo Fisher Scientific, Inc. *	10,870	617,851
Thomas & Betts Corp. *	1,503	54,664
Trimble Navigation, Ltd. *	3,146	89,944
TTM Technologies, Inc. *	1,448	16,391
Tyco Electronics, Ltd.	12,860	441,355
Universal Display Corp. * (a)	1,093	15,652
Vishay Intertechnology, Inc. *	4,903	44,421
X-Rite, Inc. *	1,267	7,564
Zebra Technologies Corp., Class A *	1,796	59,843
Zoran Corp. *	1,517	20,722
Zygo Corp. *	922	11,470

		3,992,719
Energy - 0.80%
Akeena Solar, Inc. * (a)	1,028	7,905
Alon USA Energy, Inc. (a)	1,343	20,427
Aventine Renewable Energy Holdings, Inc. *	1,326	6,895
BioFuel Energy Corp. *	1,267	5,803
Calumet Specialty Products Partners LP *	849	19,951
Clean Energy Fuels Corp. * (a)	1,244	16,620
Comverge, Inc. *	577	5,960
Covanta Holding Corp. *	4,048	111,320
Duke Energy Corp.	32,587	581,678
Energen Corp.	1,787	111,330
Energy Conversion Devices, Inc. * (a)	1,066	31,873
Energy East Corp.	3,991	96,263
Evergreen Solar, Inc. *	2,681	24,853
First Solar, Inc. *	2,027	468,521
Fuelcell Energy, Inc. *	1,967	13,081
GeoMet, Inc. * (a)	2,217	14,765
Headwaters, Inc. * (a)	1,251	16,501
McDermott International, Inc. *	5,818	318,943
MDU Resources Group, Inc.	4,541	111,482
New Jersey Resources Corp.	1,075	33,379
Nova Biosource Fuels, Inc. * (a)	3,457	5,220
NRG Energy, Inc. *	6,219	242,479
ONEOK Partners LP	2,119	121,842
Ormat Technologies, Inc. (a)	1,154	49,634
Pacific Ethanol, Inc. * (a)	1,283	5,645
PowerSecure International, Inc. *	674	7,933
Progress Energy, Inc.	6,585	274,594
Rosetta Resources, Inc. *	1,512	29,741
SCANA Corp.	2,930	107,179

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Sempra Energy	6,706	$357,296
SunPower Corp., Class A. *	2,170	161,687
US BioEnergy Corp. *	1,977	11,664
VeraSun Energy Corp. * (a)	2,499	18,368
Verenium Corp. * (a)	1,901	6,692

		3,417,524
Financial Services - 6.63%
Advance America Cash Advance Centers, Inc.	2,148	16,217
Advanta Corp., Class B	1,254	8,816
Affiliated Managers Group, Inc. *	756	68,599
AllianceBernstein Holding LP * (a)	2,201	139,499
American Express Company	30,328	1,325,940
AmeriCredit Corp. * (a)	3,015	30,361
Ameriprise Financial, Inc.	5,988	310,478
Ampal American Israel Corp. * (a)	1,959	12,538
Asset Acceptance Capital Corp. * (a)	1,236	11,903
Asta Funding, Inc. (a)	433	6,032
Bankrate, Inc. *	488	24,346
Bear Stearns Companies, Inc.	2,998	31,449
Blackrock, Inc. (a)	3,023	617,236
Broadridge Financial Solutions, Inc.	3,576	62,938
Calamos Asset Management, Inc.	622	10,126
Capital One Financial Corp.	10,768	530,001
CapitalSource, Inc. (a)	5,416	52,373
Cass Information Systems, Inc. (a)	384	12,119
Centerline Holding Company (a)	1,692	6,870
Charles Schwab Corp.	30,051	565,860
CIT Group, Inc.	4,933	58,456
Citigroup, Inc.	128,986	2,762,880
City Holding Company	508	20,269
CME Group, Inc.	1,379	646,889
Cohen & Steers, Inc. (a)	1,132	29,987
Countrywide Financial Corp. (a)	15,011	82,560
Credit Acceptance Corp. * (a)	927	14,396
Cross Timbers Royalty Trust	437	21,435
Delphi Financial Group, Inc.	1,279	37,385
Discover Financial Services	12,386	202,759
Dollar Financial Corp. *	740	17,020
Doral Financial Corp. * (a)	1,447	29,200
Duff & Phelps Corp. *	1,022	18,386
E*TRADE Financial Corp. *	11,227	43,336
Eaton Vance Corp.	3,185	97,174
Epoch Holding Corp. (a)	769	9,213
FBR Capital Markets Corp. *	1,923	12,980
FCStone Group, Inc. *	733	20,304
Federal Agricultural Mortgage Corp., Class C	368	9,605
Federal Home Loan Mortgage Corp.	17,187	435,175
Federal National Mortgage Association	25,400	668,528
Federated Investors, Inc., Class B	2,591	101,464
Fidelity National Financial, Inc., Class A	5,582	102,318
Fidelity National Information Services, Inc.	4,951	188,831
Financial Federal Corp.	702	15,311
First Financial Northwest, Inc. *	1,236	11,618
Fortress Investment Group LLC, Class A (a)	10,605	130,229
Franklin Resources, Inc.	6,375	618,311
Fremont General Corp. * (a)	2,499	1,200

The accompanying notes are an integral part of the financial statements.
395

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Friedman, Billings, Ramsey Group, Inc.	4,537	$7,713
Fulton Financial Corp.	4,582	56,313
GAMCO Investors, Inc.	774	38,979
GATX Corp.	1,238	48,369
GFI Group, Inc. *	762	43,663
GLG Partners, Inc. * (a)	7,592	90,117
Goldman Sachs Group, Inc.	10,313	1,705,667
Heartland Payment Systems, Inc. (a)	1,040	23,930
Hugoton Royalty Trust, SBI (a)	1,022	28,187
IndyMac Bancorp, Inc. (a)	2,087	10,352
Interactive Brokers Group, Inc. *	1,075	27,595
Interactive Data Corp.	2,452	69,808
IntercontinentalExchange, Inc. *	1,780	232,290
International Assets Holding Corp. *	341	8,511
Invesco, Ltd.	10,796	262,991
Investment Technology Group, Inc. *	1,146	52,922
Irwin Financial Corp.	1,408	7,476
Janus Capital Group, Inc.	4,410	102,621
Jefferies Group, Inc.	3,225	52,019
JMP Group, Inc.	1,060	7,420
JP Morgan Chase & Company	87,787	3,770,452
KBW, Inc. * (a)	793	17,486
Kearny Financial Corp.	2,262	24,769
Knight Capital Group, Inc. *	2,673	43,410
LaBranche & Company, Inc. *	2,028	8,822
Ladenburg Thalmann Financial Services, Inc. * (a)	5,311	9,932
Lazard, Ltd., Class A	1,301	49,698
Legg Mason, Inc.	3,378	189,100
Lehman Brothers Holdings, Inc.	13,800	519,432
Leucadia National Corp.	5,763	260,603
MarketAxess Holdings, Inc. * (a)	1,066	10,596
MasterCard, Inc., Class A	3,420	762,626
Merrill Lynch & Company, Inc.	22,286	907,932
MF Global, Ltd. *	3,054	30,265
MoneyGram International, Inc. (a)	2,449	4,555
Morgan Stanley	27,446	1,254,282
Nasdaq Stock Market, Inc. *	2,969	114,782
National Financial Partners Corp. (a)	1,009	22,672
NBT Bancorp, Inc.	926	20,557
Nelnet, Inc., Class A (a)	1,614	18,965
NewStar Financial, Inc. * (a)	1,169	6,055
Nymex Holdings, Inc.	2,377	215,428
NYSE Euronext	6,910	426,416
Och-Ziff Capital Management Group LLC.,
Class A (a)	9,207	193,347
Ocwen Financial Corp. *	1,880	8,347
optionsXpress Holdings, Inc.	1,655	34,275
Penson Worldwide, Inc. *	779	7,190
People's United Financial, Inc.	7,700	133,287
Piper Jaffray Companies, Inc. *	526	17,863
PNC Financial Services Group, Inc.	8,727	572,229
Portfolio Recovery Associates, Inc. *	426	18,271
Pzena Investment Management, Inc. (a)	1,855	20,999
Raymond James Financial, Inc.	3,069	70,526
Sanders Morris Harris Group, Inc. (a)	1,270	10,363
SEI Investments Company	5,091	125,697

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
SLM Corp. *	10,723	$164,598
State Street Corp.	10,000	790,000
Stifel Financial Corp. * (a)	460	20,654
Student Loan Corp.	525	51,923
SWS Group, Inc.	871	10,652
Synovus Financial Corp.	8,441	93,357
T. Rowe Price Group, Inc.	6,861	343,050
Taylor Capital Group, Inc.	532	8,735
TD Ameritrade Holding Corp. *	15,582	257,259
The First Marblehead Corp. (a)	2,453	18,299
Thomas Weisel Partners Group, Inc. *	884	5,852
U.S. Global Investors, Inc. (a)	504	6,824
UMB Financial Corp.	1,131	46,597
United Community Financial Corp. (a)	1,693	10,497
Waddell & Reed Financial, Inc., Class A	2,163	69,497
Washington Mutual, Inc.	22,462	231,359
Wells Fargo & Company	87,733	2,553,030
Wesco Financial Corp.	187	75,548
Western Union Company	19,460	413,914
Westwood Holdings Group, Inc.	310	11,687
World Acceptance Corp. *	550	17,518
WP Stewart & Company, Ltd. (a)	1,794	3,480
WSFS Financial Corp.	265	13,059

		28,246,481
Food & Beverages - 3.16%
B&G Foods, Inc.	1,291	14,201
Calavo Growers, Inc.	524	9,107
Cal-Maine Foods, Inc. (a)	656	21,897
Campbell Soup Company	9,849	334,374
Chiquita Brands International, Inc. *	1,146	26,484
Coca-Cola Bottling Company (a)	299	18,424
Coca-Cola Enterprises, Inc.	12,478	301,968
ConAgra Foods, Inc.	12,635	302,608
Corn Products International, Inc.	1,914	71,086
Dean Foods Company *	3,374	67,784
Del Monte Foods Company	5,262	50,147
Diamond Foods, Inc.	568	10,303
Farmer Brothers Company	636	14,717
Flowers Foods, Inc.	2,403	59,474
General Mills, Inc.	8,619	516,106
Green Mountain Coffee Roasters, Inc. * (a)	624	19,750
H.J. Heinz Company	8,113	381,068
Hain Celestial Group, Inc. *	1,094	32,273
Hansen Natural Corp. *	2,407	84,967
Hershey Company	5,854	220,520
Hormel Foods Corp.	3,500	145,810
Imperial Sugar Company (a)	441	8,300
J & J Snack Foods Corp.	585	16,070
J.M. Smucker Company	1,473	74,548
Kellogg Company	10,210	536,638
Kraft Foods, Inc., Class A	40,113	1,243,904
Lance, Inc.	920	18,032
M & F Worldwide Corp. *	595	22,247
McCormick & Company, Inc.	3,265	120,707
MGP Ingredients, Inc. (a)	718	5,019
National Beverage Corp. *	1,464	11,229

The accompanying notes are an integral part of the financial statements.
396

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Nuco2, Inc. *	514	$14,274
Pepsi Bottling Group, Inc.	5,767	195,559
PepsiAmericas, Inc.	3,338	85,219
PepsiCo, Inc.	41,935	3,027,707
Performance Food Group Company *	995	32,517
Pilgrim's Pride Corp. (a)	1,733	35,059
Ralcorp Holdings, Inc. *	675	39,251
Sanderson Farms, Inc.	551	20,943
Sara Lee Corp.	18,696	261,370
Seaboard Corp.	33	51,645
Smart Balance, Inc. *	1,176	9,290
Smithfield Foods, Inc. *	3,444	88,717
Spartan Stores, Inc.	728	15,179
Sysco Corp.	15,781	457,965
The Coca-Cola Company	60,105	3,658,591
Tootsie Roll Industries, Inc. (a)	1,560	39,323
TreeHouse Foods, Inc. *	928	21,214
Tyson Foods, Inc., Class A	9,178	146,389
William Wrigley, Jr. Company	7,180	451,191
Winn-Dixie Stores, Inc. *	1,446	25,970
York Water Company (a)	1,136	17,029

		13,454,164
Forest Products - 0.11%
Deltic Timber Corp.	385	21,444
Rayonier, Inc.	1,949	84,665
Weyerhaeuser Company	5,547	360,777

		466,886
Funeral Services - 0.03%
Service Corporation International	7,485	75,898
Stewart Enterprises, Inc., Class A	2,914	18,708
Stonemor Partners LP (a)	640	11,654

		106,260
Furniture & Fixtures - 0.04%
American Woodmark Corp. (a)	521	10,712
Ethan Allen Interiors, Inc. (a)	778	22,119
Furniture Brands International, Inc. (a)	1,465	17,140
Hooker Furniture Corp.	470	10,500
Kimball International, Inc., Class B	1,365	14,633
La-Z-Boy, Inc. (a)	1,769	14,753
Leggett & Platt, Inc.	4,324	65,941
Sealy Corp. (a)	2,539	19,296

		175,094
Gas & Pipeline Utilities - 1.35%
AGL Resources, Inc.	1,862	63,904
American States Water Company	497	17,892
AmeriGas Partners LP	1,465	44,170
Aquila, Inc. *	10,577	33,952
Atlas Pipeline Holdings LP	582	15,924
Atlas Pipeline Partners LP	1,025	41,062
Atmos Energy Corp.	2,181	55,615
Boardwalk Pipeline Partners LP	2,857	70,311
Buckeye GP Holdings LP	779	17,972
Cal Dive International, Inc. *	2,829	29,365
California Water Service Group (a)	571	21,784

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
Copano Energy LLC	1,266	$43,285
Crosstex Energy LP *	1,214	37,318
Crosstex Energy, Inc. (a)	1,033	35,070
DCP Midstream Partners LP	622	18,038
Eagle Rock Energy Partners LP (a)	1,957	28,181
El Paso Corp.	18,294	304,412
El Paso Pipeline Partners LP *	2,176	49,308
Enbridge Energy Management LLC *	441	21,446
Enbridge Energy Partners LP *	2,290	108,890
Energy Transfer Equity LP	5,620	175,569
Energy Transfer Partners LP	3,748	171,171
Enterprise GP Holdings LP	3,573	106,761
Equitable Resources, Inc.	3,035	178,761
Ferrellgas Partners LP (a)	1,746	36,823
Global Industries, Ltd. *	3,098	49,847
Hiland Partners LP	435	19,788
Holly Energy Partners LP *	547	20,999
Inergy LP *	1,298	36,227
Kinder Morgan Energy Partners LP	6,294	344,219
Kinder Morgan Management LLC *	1,873	95,467
Magellan Midstream Partners LP (a)	1,647	66,703
Markwest Energy Partners LP *	1,687	52,027
Middlesex Water Company	1,027	18,650
National Fuel Gas Company	2,009	94,845
Nicor, Inc. (a)	1,052	35,253
NiSource, Inc.	6,896	118,887
Northwest Natural Gas Company	734	31,885
NuStar Energy LP * (a)	1,277	61,858
NuStar GP Holdings LLC	1,181	29,891
ONEOK, Inc.	2,602	116,127
Piedmont Natural Gas, Inc. (a)	1,919	50,393
Questar Corp.	4,362	246,715
RAM Energy Resources, Inc. * (a)	2,776	13,658
Regency Energy Partners LP (a)	1,459	39,014
SemGroup Energy Partners LP	839	21,185
South Jersey Industries, Inc.	857	30,089
Southern Union Company	3,018	70,229
Southwest Gas Corp.	1,189	33,244
Spectra Energy Corp.	16,180	368,095
Spectra Energy Partners LP * (a)	1,842	44,650
Star Gas Partners *	2,812	8,436
Suburban Propane Partners, LP	854	33,161
Targa Resources Partners LP	1,188	27,621
TC Pipelines LP *	968	33,280
The Laclede Group, Inc.	663	23,623
TransMontaigne Partners LP *	465	13,187
Transocean, Inc. *	8,031	1,085,791
UGI Corp.	2,608	64,991
Vectren Corp.	1,928	51,728
WGL Holdings, Inc.	1,252	40,139
Williams Companies, Inc.	15,452	509,607
Williams Partners LP	1,292	40,698

		5,769,191
Healthcare Products - 3.16%
Accuray, Inc. * (a)	1,574	12,293
Advanced Medical Optics, Inc. * (a)	1,563	31,729

The accompanying notes are an integral part of the financial statements.
397

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Align Technology, Inc. * (a)	1,917	$21,298
Alphatec Holdings, Inc. *	2,116	10,622
American Medical Systems Holdings, Inc. * (a)	1,947	27,628
AngioDynamics, Inc. * (a)	815	9,421
Animal Health International, Inc. *	1,020	11,159
ArthroCare Corp. *	729	24,312
Aspect Medical Systems, Inc. *	670	4,087
Atrion Corp.	100	9,994
Baxter International, Inc.	16,437	950,387
Beckman Coulter, Inc.	1,583	102,183
Becton, Dickinson & Company	6,305	541,284
Boston Scientific Corp. *	38,487	495,328
Bruker BioSciences Corp. *	2,826	43,492
C.R. Bard, Inc.	2,619	252,472
Caliper Life Sciences, Inc. * (a)	2,153	8,074
Cantel Medical Corp. *	728	7,731
Cardiac Science Corp. *	1,233	10,296
Cerus Corp. *	1,314	7,582
Clinical Data, Inc. *	645	11,926
Conceptus, Inc. * (a)	975	18,096
CONMED Corp. *	853	21,871
Covidien, Ltd.	12,836	567,993
Cyberonics, Inc. *	854	12,383
Cypress Biosciences, Inc. *	1,333	9,544
DENTSPLY International, Inc.	3,901	150,579
Dynavax Technologies Corp. *	1,626	3,187
Edwards Lifesciences Corp. *	1,487	66,246
Gen-Probe, Inc. *	1,401	67,528
Haemonetics Corp. *	659	39,263
Hanger Orthopedic Group, Inc. *	913	9,842
Health Tronics, Inc. *	2,040	6,610
Henry Schein, Inc. *	2,254	129,380
Herbalife, Ltd.	1,730	82,175
Hillenbrand Industries, Inc.	1,574	75,237
Hologic, Inc. *	3,242	180,255
ICU Medical, Inc. *	409	11,767
IDEXX Laboratories, Inc. *	1,575	77,584
Insulet Corp. *	754	10,858
Intuitive Surgical, Inc. *	991	321,431
Inverness Medical Innovations, Inc. *	1,919	57,762
Ista Pharmaceuticals, Inc. *	1,301	2,511
Johnson & Johnson	74,267	4,817,700
Kensey Nash Corp. *	435	12,593
Kinetic Concepts, Inc. *	1,850	85,525
LCA-Vision, Inc.	648	8,100
LifeCell Corp. *	896	37,659
Mannkind Corp. *	2,886	17,229
Masimo Corp. *	1,432	37,232
Medtronic, Inc.	29,543	1,428,995
Merit Medical Systems, Inc. *	858	13,582
Micrus Endovascular Corp. *	573	7,082
Natus Medical, Inc. *	687	12,469
NutriSystem, Inc. *	920	13,864
Nuvasive, Inc. *	933	32,198
Orthofix International NV *	449	17,857
Owens & Minor, Inc.	1,036	40,756

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Patterson Companies, Inc. *	3,582	$130,027
Power Medical Interventions, Inc. *	738	4,439
PSS World Medical, Inc. *	1,759	29,305
ResMed, Inc. *	1,984	83,685
RTI Biologics, Inc. * (a)	1,495	14,128
Sirona Dental Systems, Inc. *	1,449	39,080
Somanetics Corp. *	459	7,147
SonoSite, Inc. *	484	13,760
Spectranetics Corp. * (a)	957	8,001
St. Jude Medical, Inc. *	8,790	379,640
Stereotaxis, Inc. * (a)	1,375	8,140
STERIS Corp.	1,645	44,135
Stryker Corp.	10,590	688,879
SurModics, Inc. * (a)	479	20,061
Symmetry Medical, Inc. *	982	16,301
Synovis Life Technologies, Inc. *	498	7,809
The Cooper Companies, Inc.	1,150	39,594
The Medicines Company *	1,521	30,724
Thoratec Corp. *	1,601	22,878
TomoTherapy, Inc. *	1,486	21,324
Ulta Salon, Cosmetics & Fragrance, Inc. * (a)	1,524	21,397
USANA Health Sciences, Inc. * (a)	444	9,781
Varian Medical Systems, Inc. *	3,240	151,762
VNUS Medical Technologies, Inc. *	762	13,861
Volcano Corp. *	1,173	14,663
Wright Medical Group, Inc. *	1,089	26,288
Xtent, Inc. * (a)	868	4,340
Zimmer Holdings, Inc. *	6,170	480,396
Zoll Medical Corp. *	573	15,236

		13,445,022
Healthcare Services - 1.46%
Air Methods Corp. *	339	16,397
Alliance Imaging, Inc. *	1,501	12,909
Amedisys, Inc. *	733	28,836
AMERIGROUP Corp. *	1,358	37,114
AMN Healthcare Services, Inc. *	997	15,374
Anesiva, Inc. * (a)	1,622	5,158
Apria Healthcare Group, Inc. *	1,229	24,273
Assisted Living Concepts, Inc. *	1,872	11,026
athenahealth, Inc. *	854	20,214
Brookdale Senior Living, Inc. (a)	2,672	63,861
Capital Senior Living Corp. *	1,324	10,658
Cardinal Health, Inc.	9,437	495,537
Cerner Corp. *	2,063	76,909
Continucare Corp. *	3,120	7,769
CorVel Corp. *	498	15,234
Covance, Inc. *	1,619	134,328
Coventry Health Care, Inc. *	4,016	162,046
Cross Country Healthcare, Inc. *	1,037	12,828
DaVita, Inc. *	2,746	131,149
Eastern Insurance Holdings, Inc.	917	13,278
Emergency Medical Services Corp., Class A *	354	8,740
Emeritus Corp. *	1,099	22,925
Enzo Biochem, Inc. * (a)	1,224	11,126
Express Scripts, Inc. *	6,530	420,010
Five Star Quality Care, Inc. * (a)	1,273	8,084

The accompanying notes are an integral part of the financial statements.
398

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Health Net, Inc. *	2,806	$86,425
Healthextras, Inc. *	1,155	28,690
Healthsouth Corp. * (a)	2,070	36,825
Healthspring, Inc. *	1,639	23,077
Healthways, Inc. *	935	33,043
HLTH Corp. *	4,589	43,779
Humana, Inc. *	4,297	192,763
IMS Health, Inc.	5,028	105,638
Kindred Healthcare, Inc. *	1,037	22,679
Laboratory Corp. of America Holdings *	2,951	217,430
LHC Group, Inc. * (a)	594	9,979
Lincare Holdings, Inc. *	2,055	57,766
Magellan Health Services, Inc. *	1,036	41,119
McKesson Corp.	7,492	392,356
Medco Health Solutions, Inc. *	13,856	606,754
Medical Staffing Network Holdings, Inc. *	1,571	7,352
National Healthcare Corp.	375	18,262
Nighthawk Radiology Holdings, Inc. *	851	7,965
Obagi Medical Products, Inc. *	882	7,656
Odyssey Healthcare, Inc. *	1,305	11,745
Omnicare, Inc. (a)	3,130	56,841
Palomar Medical Technologies, Inc. *	545	8,229
Pediatrix Medical Group, Inc. *	1,244	83,846
Phase Forward, Inc. *	1,208	20,633
Psychiatric Solutions, Inc. *	1,429	48,472
Quest Diagnostics, Inc.	4,997	226,214
RadNet, Inc. *	1,135	7,990
Skilled Healthcare Group, Inc. *	1,166	12,803
Sun Healthcare Group, Inc. *	1,176	15,453
The Advisory Board Company *	502	27,580
The Ensign Group, Inc.	704	6,526
Town Sports International Holdings, Inc. *	854	5,474
Triple-S Management Corp. *	1,011	17,844
UnitedHealth Group, Inc.	33,522	1,151,816
Virtual Radiologic Corp *	532	8,129
WebMD Health Corp. *	1,546	36,439
Weight Watchers International, Inc.	2,010	93,123
WellCare Health Plans, Inc. *	1,087	42,339
WellPoint, Inc. *	14,812	653,654

		6,240,491
Holdings Companies/Conglomerates - 3.75%
Berkshire Hathaway, Inc., Class A *	40	5,336,000
General Electric Company	262,285	9,707,168
Loews Corp.	13,756	553,266
PICO Holdings, Inc. *	508	15,357
Textron, Inc.	6,454	357,681

		15,969,472
Homebuilders - 0.21%
AMREP Corp. * (a)	216	11,297
Beazer Homes USA, Inc. (a)	1,158	10,943
Centex Corp.	3,191	77,254
Champion Enterprises, Inc. * (a)	2,037	20,431
D.R. Horton, Inc.	8,122	127,921
Hovnanian Enterprises, Inc., Class A * (a)	1,812	19,207
KB Home	2,361	58,388

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
Lennar Corp., Class A (a)	4,175	$78,532
M.D.C. Holdings, Inc.	1,211	53,030
M/I Homes, Inc. (a)	494	8,388
Meritage Homes Corp. *	795	15,359
NVR, Inc. *	129	77,077
Pulte Homes, Inc.	6,694	97,398
Ryland Group, Inc.	1,135	37,330
Standard Pacific Corp.	2,522	12,257
Toll Brothers, Inc. *	4,071	95,587
Walter Industries, Inc.	1,344	84,175

		884,574
Hotels & Restaurants - 1.11%
AFC Enterprises, Inc. *	998	8,972
Ameristar Casinos, Inc. (a)	1,515	27,649
BJ's Restaurants, Inc. * (a)	961	13,848
Bob Evans Farms, Inc.	1,000	27,590
Boyd Gaming Corp.	2,235	44,700
Brinker International, Inc.	2,734	50,716
Buffalo Wild Wings, Inc. *	546	13,377
Burger King Holdings, Inc.	3,471	96,008
California Pizza Kitchen, Inc. *	877	11,498
CBRL Group, Inc.	667	23,859
CEC Entertainment, Inc. *	847	24,461
Chipotle Mexican Grill, Inc., Class A * (a)	844	95,735
Choice Hotels International, Inc.	1,622	55,326
CKE Restaurants, Inc. (a)	1,688	18,939
Darden Restaurants, Inc.	3,643	118,580
Denny's Corp. *	3,272	9,751
Domino's Pizza, Inc. *	1,732	23,365
Einstein Noah Restaurant Group, Inc. *	518	4,434
IHOP Corp. (a)	463	22,178
Jack in the Box, Inc. *	1,611	43,288
Landry's Restaurants, Inc. (a)	559	9,101
Lodgian, Inc. *	1,169	13,034
Luby's Cafeterias, Inc. *	1,139	8,064
Marcus Corp.	1,062	20,390
Marriott International, Inc., Class A	9,491	326,111
McCormick & Schmick's Seafood
Restaurants, Inc. *	603	7,025
McDonald's Corp.	31,216	1,740,916
Morgans Hotel Group Company *	1,110	16,450
O'Charley's, Inc.	878	10,115
Orient Express Hotels, Ltd. (a)	1,519	65,560
P.F. Chang's China Bistro, Inc. * (a)	789	22,439
Panera Bread Company, Class A * (a)	879	36,821
Papa John's International, Inc. *	889	21,523
Peets Coffee & Tea, Inc. * (a)	613	14,412
Red Robin Gourmet Burgers, Inc. *	514	19,311
Ruby Tuesday, Inc.	1,668	12,510
Sonic Corp. *	1,650	36,366
Starbucks Corp. *	18,946	331,555
Starwood Hotels & Resorts Worldwide, Inc.	5,119	264,908
Texas Roadhouse, Inc., Class A *	2,313	22,667
The Cheesecake Factory, Inc. * (a)	1,894	41,270
The Steak & Shake Company * (a)	1,082	8,515
Triarc Companies, Inc.	2,664	18,408

The accompanying notes are an integral part of the financial statements.
399

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Wendy's International, Inc.	2,238	$51,608
Wyndham Worldwide Corp.	4,605	95,231
Wynn Resorts, Ltd. * (a)	2,969	298,800
Yum! Brands, Inc.	13,146	489,163

		4,736,547
Household Appliances - 0.08%
Black & Decker Corp.	1,586	104,835
Consolidated Tomoka Land Company	217	12,163
Libbey, Inc.	618	10,407
National Presto Industries, Inc.	344	18,026
The Toro Company	967	40,024
Whirlpool Corp.	1,944	168,700

		354,155
Household Products - 0.25%
Blyth, Inc.	1,211	23,881
Central Garden & Pet Company * (a)	1,980	9,128
Church & Dwight, Inc.	1,697	92,045
Clorox Company	3,488	197,560
Cryolife, Inc. *	1,125	10,575
Energizer Holdings, Inc. *	1,457	131,830
Fortune Brands, Inc.	3,912	271,884
Jarden Corp. *	2,030	44,132
Newell Rubbermaid, Inc.	7,145	163,406
Protection One, Inc. * (a)	889	8,526
Select Comfort Corp. * (a)	1,532	5,515
Tempur-Pedic International, Inc. (a)	1,927	21,197
Tupperware Brands Corp.	1,590	61,501
TurboChef Technologies, Inc. * (a)	1,018	6,637
WD-40 Company	583	19,385

		1,067,202
Housing & Urban Development - 0.00%
Cavco Industries, Inc. *	301	10,547

Industrial Machinery - 1.48%
Actuant Corp., Class A	1,452	43,865
AGCO Corp. *	2,352	140,838
Alamo Group, Inc.	564	11,996
Albany International Corp., Class A	811	29,310
Altra Holdings, Inc. *	911	12,253
Badger Meter, Inc.	399	17,237
Briggs & Stratton Corp. (a)	1,438	25,740
Cameron International Corp. *	5,582	232,434
Cascade Corp.	360	17,752
Caterpillar, Inc.	16,692	1,306,817
Chart Industries, Inc. *	753	25,481
Circor International, Inc.	459	21,229
Cognex Corp.	1,302	28,423
Crane Company	1,567	63,228
Cummins, Inc.	5,279	247,163
Deere & Company	11,401	917,096
Dionex Corp. *	523	40,266
Donaldson Company, Inc.	2,046	82,413
Dover Corp.	5,075	212,033
Dresser-Rand Group, Inc. *	2,227	68,480
DXP Enterprises, Inc. *	214	8,407
EnPro Industries, Inc. *	656	20,461

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Flow International Corp. *	1,391	$12,922
Flowserve Corp.	1,467	153,125
FMC Technologies, Inc. *	3,353	190,752
Gardner Denver, Inc. *	1,364	50,604
Gehl Company *	482	8,165
Gorman-Rupp Company (a)	515	16,938
Graco, Inc.	1,595	57,835
Grant Prideco, Inc. *	3,280	161,442
H&E Equipment Services, Inc. *	1,195	15,021
IDEX Corp.	2,055	63,068
Ingersoll-Rand Company, Ltd., Class A	7,007	312,372
Intevac, Inc. *	690	8,935
ITT Corp.	4,655	241,176
Kadant, Inc. *	468	13,750
Kennametal, Inc.	1,970	57,977
Key Technology, Inc. *	241	7,179
Lincoln Electric Holdings, Inc.	1,117	72,035
Lindsay Corp. (a)	308	31,561
Lufkin Industries, Inc.	394	25,145
Metropolitan Pro Corp.	1,203	13,498
Middleby Corp. * (a)	458	28,575
NACCO Industries, Inc., Class A	236	19,102
NATCO Group, Inc. *	485	22,674
OYO Geospace Corp. *	209	9,493
Pall Corp.	3,136	109,980
Parker-Hannifin Corp.	4,347	301,117
Presstek, Inc. * (a)	1,622	7,104
Quixote Corp.	691	5,770
Regal-Beloit Corp.	881	32,271
Robbins & Myers, Inc.	914	29,842
Rofin-Sinar Technologies, Inc. *	842	37,806
Sauer-Danfoss, Inc.	1,421	31,461
Tecumseh Products Company, Class A *	608	18,653
Tennant Company	507	20,184
Terex Corp. *	2,600	162,500
The Manitowoc Company, Inc.	3,319	135,415
Tredegar Industries, Inc.	1,158	21,087
Valmont Industries, Inc. (a)	675	59,326
W.W. Grainger, Inc.	1,988	151,863
Watts Water Technologies, Inc., Class A (a)	1,096	30,721

		6,321,366
Industrials - 0.11%
Aecom Technology Corp. *	2,543	66,144
Brookfield Homes Corp.	839	14,095
Clean Harbors, Inc. *	523	33,995
EnergySolutions, Inc.	2,232	51,202
Fastenal Company (a)	3,883	178,346
Harsco Corp.	2,159	119,565

		463,347
Insurance - 3.97%
ACE, Ltd.	8,376	461,183
Aetna, Inc.	12,961	545,528
AFLAC, Inc.	12,687	824,021
Alfa Corp.	2,154	47,345
Alleghany Corp. *	214	73,149

The accompanying notes are an integral part of the financial statements.
400

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Allied World Assurance Holdings, Ltd.	1,466	$58,200
Allstate Corp.	14,724	707,635
Ambac Financial Group, Inc. (a)	2,630	15,123
AmCOMP, Inc. *	984	12,024
American Equity Investment Life Holding
Company	1,712	15,887
American Financial Group, Inc.	2,901	74,150
American International Group, Inc.	65,816	2,846,542
American National Insurance Company	692	73,836
American Physicians Capital, Inc.	371	17,200
American Safety Insurance Holdings, Ltd. *	597	10,209
Amerisafe, Inc. *	724	9,151
Amtrust Financial Services, Inc.	1,599	25,920
Aon Corp.	7,582	304,796
Arch Capital Group, Ltd. *	1,697	116,533
Argo Group International Holdings, Ltd. *	821	29,162
Arthur J. Gallagher & Company (a)	2,406	56,830
Aspen Insurance Holdings, Ltd.	2,161	57,007
Assurant, Inc.	3,011	183,249
Assured Guaranty, Ltd.	2,036	48,335
Axis Capital Holdings, Ltd.	3,760	127,765
Baldwin & Lyons, Inc., Class B	672	17,257
Brown & Brown, Inc.	3,566	61,977
Castlepoint Holdings, Ltd.	1,289	12,542
Ceva, Inc. *	894	6,839
Chubb Corp.	9,856	487,675
CIGNA Corp.	7,191	291,739
Cincinnati Financial Corp.	4,248	161,594
Citizens, Inc., Class A * (a)	1,545	10,336
CNA Financial Corp.	7,052	181,871
CNA Surety Corp. *	1,221	18,779
Commerce Group, Inc.	1,559	56,218
Conseco, Inc. *	4,945	50,439
Crawford & Company, Class B *	1,838	9,650
Darwin Professional Underwriters, Inc. *	570	12,819
Donegal Group, Inc.	926	16,112
eHealth, Inc. *	703	15,515
EMC Insurance Group, Inc.	622	16,726
Employers Holdings, Inc.	1,379	25,567
Endurance Specialty Holdings, Ltd.	1,542	56,437
Enstar Group, Ltd. * (a)	311	34,605
Erie Indemnity Company, Class A	1,406	71,973
Everest Re Group, Ltd.	1,557	139,398
FBL Financial Group, Inc., Class A	856	24,387
First Acceptance Corp. *	1,937	5,520
First American Corp.	2,365	80,268
Flagstone Reinsurance Holdings, Ltd.	2,210	26,741
FPIC Insurance Group, Inc. *	318	14,991
Genworth Financial, Inc., Class A	11,291	255,628
Greenlight Capital Re, Ltd. *	1,044	19,418
Hallmark Financial Services, Inc. *	757	8,448
Hanover Insurance Group, Inc.	1,354	55,704
Harleysville Group, Inc.	883	31,867
Hartford Financial Services Group, Inc.	8,167	618,814
HCC Insurance Holdings, Inc.	2,847	64,598
Hilb, Rogal and Hamilton Company	952	29,959

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Horace Mann Educators Corp.	1,144	$19,997
Independence Holding Company	817	9,739
Infinity Property & Casualty Corp.	486	20,218
IPC Holdings, Ltd.	1,526	42,728
Kansas City Life Insurance Company (a)	406	19,512
LandAmerica Financial Group, Inc. (a)	447	17,643
Life Partners Holdings, Inc. (a)	384	7,085
Lincoln National Corp.	6,979	362,908
Markel Corp. *	256	112,632
Marsh & McLennan Companies, Inc.	13,992	340,705
Max Re Capital, Ltd.	1,467	38,421
MBIA, Inc. (a)	3,412	41,695
Meadowbrook Insurance Group, Inc.	1,297	10,130
Mercury General Corp.	1,379	61,104
MetLife, Inc.	19,185	1,156,088
MGIC Investment Corp. (a)	2,204	23,208
Midland Company	539	34,997
Montpelier Re Holdings, Ltd. (a)	2,562	41,120
National Interstate Corp.	566	13,216
National Western Life Insurance Company,
Class A	126	27,316
Nationwide Financial Services, Inc., Class A	3,596	170,019
Navigators Group, Inc. *	512	27,853
NYMAGIC, Inc.	422	9,584
Odyssey Re Holdings Corp.	1,850	67,988
Old Republic International Corp.	6,055	78,170
OneBeacon Insurance Group, Ltd.	2,717	51,677
PartnerRe, Ltd.	1,337	102,013
Philadelphia Consolidated Holding Corp. *	1,859	59,860
Phoenix Companies, Inc.	3,145	38,400
Platinum Underwriters Holdings, Ltd.	1,381	44,827
PMA Capital Corp., Class A *	1,380	11,785
PMI Group, Inc. (a)	2,291	13,334
Presidential Life Corp.	910	15,870
Primus Guaranty, Ltd. *	1,458	5,220
Principal Financial Group, Inc.	6,753	376,277
ProAssurance Corp. *	868	46,724
ProCentury Corp.	816	14,688
Progressive Corp.	18,061	290,240
Protective Life Corp.	1,735	70,372
Prudential Financial, Inc.	11,738	918,499
Radian Group, Inc. (a)	2,280	14,980
Reinsurance Group of America, Inc.	1,558	84,818
RenaissanceRe Holdings, Ltd.	1,742	90,427
RLI Corp.	627	31,080
SAFECO Corp.	2,334	102,416
Safety Insurance Group, Inc.	517	17,645
SCPIE Holdings, Inc. *	415	11,433
SeaBright Insurance Holdings, Inc. *	879	12,948
Security Capital Assurance, Ltd. (a)	1,776	924
Selective Insurance Group, Inc.	1,482	35,390
Stancorp Financial Group, Inc.	1,249	59,590
State Auto Financial Corp. (a)	1,162	33,849
Stewart Information Services Corp.	568	15,898
The Travelers Companies, Inc.	16,690	798,617
Torchmark Corp.	2,312	138,974

The accompanying notes are an integral part of the financial statements.
401

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Tower Group, Inc.	701	$17,644
Transatlantic Holdings, Inc.	1,700	112,795
United America Indemnity, Ltd. *	1,229	23,671
United Fire & Casualty Company	756	28,274
Unitrin, Inc.	1,687	59,619
Universal American Financial Corp. *	1,978	20,967
UnumProvident Corp.	9,293	204,539
Validus Holdings, Ltd.	1,863	43,650
W.R. Berkley Corp.	4,629	128,177
White Mountains Insurance Group, Ltd.	262	125,760
XL Capital, Ltd., Class A	4,608	136,166
Zenith National Insurance Corp.	955	34,246

		16,931,550
International Oil - 5.26%
Anadarko Petroleum Corp.	12,092	762,159
APCO Argentina, Inc. (a)	855	22,204
ATP Oil & Gas Corp. *	927	30,331
BPZ Energy, Inc. * (a)	1,677	36,441
Callon Petroleum Company *	769	13,911
Cheniere Energy, Inc. * (a)	1,304	25,819
Chevron Corp.	55,318	4,721,945
ConocoPhillips	41,480	3,161,191
Exxon Mobil Corp.	141,814	11,994,628
Murphy Oil Corp.	4,820	395,915
Nabors Industries, Ltd. *	7,168	242,063
Noble Corp.	6,907	343,071
Parker Drilling Company *	3,329	21,505
Weatherford International, Ltd. *	8,797	637,519

		22,408,702
Internet Content - 1.12%
CMGI, Inc. *	1,434	19,015
CNET Networks, Inc. * (a)	4,141	29,401
Dice Holdings, Inc. *	1,810	16,127
Google, Inc., Class A *	8,072	3,555,474
Health Grades, Inc. *	1,380	7,286
HSW International, Inc. * (a)	1,677	8,452
InfoSpace, Inc. *	956	11,061
Internet Cap Group, Inc. *	1,411	14,773
Liquidity Services, Inc. *	909	7,272
LoopNet, Inc. * (a)	1,184	15,037
Move, Inc. *	4,831	14,880
RightNow Technologies, Inc. * (a)	1,116	13,280
Schawk, Inc., Class A	983	15,718
TechTarget, Inc. *	1,144	16,210
The Knot, Inc. * (a)	973	11,433
TheStreet.com, Inc.	897	7,248
Travelzoo, Inc. * (a)	503	5,553
Yahoo!, Inc. *	35,334	1,022,213

		4,790,433
Internet Retail - 0.63%
1-800-Flowers.com, Inc. *	2,074	17,650
Amazon.com, Inc. *	10,699	762,839
Ariba, Inc. *	2,181	21,069
Blue Nile, Inc. * (a)	432	23,393
Drugstore.com, Inc. *	3,397	7,541

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
eBay, Inc. *	35,429	$1,057,201
Expedia, Inc. *	7,426	162,555
IAC/InterActiveCorp. *	7,385	153,313
Internet Brands, Inc. *	1,320	9,728
Liberty Media Holding Corp.-Interactive A *	15,802	255,044
Netflix, Inc. * (a)	1,742	60,360
Orbitz Worldwide, Inc. *	2,352	16,205
Overstock.com, Inc. * (a)	740	8,813
PetMed Express, Inc. *	840	9,316
Priceline.com, Inc. *	986	119,168
Shutterfly, Inc. *	695	10,335
Stamps.com, Inc. *	936	9,603

		2,704,133
Internet Service Provider - 0.04%
Cogent Communications Group, Inc. *	1,333	24,407
Earthlink, Inc. *	3,419	25,813
Equinix, Inc. * (a)	955	63,498
eSPEED, Inc., Class A *	1,680	19,589
Online Resources Corp. *	853	8,206
Terremark Worldwide, Inc. * (a)	1,975	10,823
United Online, Inc.	2,014	21,268
Website Pros, Inc. *	914	8,985

		182,589
Internet Software - 0.32%
ActivIdentity Corp. *	3,241	8,200
Akamai Technologies, Inc. *	4,328	121,876
Art Technology Group, Inc. *	3,679	14,275
Cybersource Corp. *	1,857	27,131
DealerTrack Holdings, Inc. *	1,162	23,496
Digital River, Inc. *	1,059	32,797
eResearch Technology, Inc. *	1,457	18,096
F5 Networks, Inc. *	2,214	40,228
Interwoven, Inc. *	1,394	14,888
Keynote Systems, Inc. * (a)	1,128	13,299
Lionbridge Technologies, Inc. *	2,383	7,983
McAfee, Inc. *	4,047	133,915
NIC, Inc. *	1,908	13,566
Openwave Systems, Inc. *	3,049	7,470
RealNetworks, Inc. *	4,113	23,567
S1 Corp. *	2,263	16,090
Salesforce.com, Inc. *	3,030	175,346
Sapient Corp. *	3,500	24,360
SupportSoft, Inc. *	2,246	7,412
Switch & Data Facilities Company, Inc. *	1,127	11,507
Symantec Corp. *	22,473	373,501
TIBCO Software, Inc. *	5,115	36,521
VASCO Data Security International, Inc. *	1,015	13,885
Veraz Networks, Inc. *	1,634	4,020
VeriSign, Inc. *	5,758	191,396
Vignette Corp. *	880	11,625
Vocus, Inc. *	503	13,279

		1,379,729
Investment Companies - 0.03%
KKR Financial Holdings LLC (a)	2,952	37,372

The accompanying notes are an integral part of the financial statements.
402

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Investment Companies (continued)
The Blackstone Group LP (a)	6,676	$106,015

		143,387
Leisure Time - 1.24%
4Kids Entertainment, Inc. *	679	6,634
Archon Corp. *	239	8,604
Bally Technologies, Inc. *	1,419	48,728
Blockbuster, Inc., Class A *	5,712	18,621
Bluegreen Corp. *	1,266	8,482
Brunswick Corp.	2,344	37,434
Callaway Golf Company	1,823	26,762
Carnival Corp.	16,167	654,440
Cedar Fair LP * (a)	1,481	34,433
Churchill Downs, Inc.	440	20,786
Cinemark Holdings, Inc.	2,802	35,838
Dover Downs Gaming & Entertainment, Inc.	1,350	11,488
Dover Motorsports, Inc.	1,798	11,058
DreamWorks Animation SKG, Inc., Class A *	2,656	68,472
Electronic Arts, Inc. *	8,169	407,796
Elixir Gaming Technologies, Inc. * (a)	2,799	5,430
Gaylord Entertainment Company *	1,164	35,257
International Game Technology	8,171	328,556
International Speedway Corp., Class A	1,431	58,957
Isle of Capri Casinos, Inc. * (a)	1,015	7,257
Lakes Gaming, Inc. *	1,229	5,432
Las Vegas Sands Corp. *	9,198	677,341
Life Time Fitness, Inc. * (a)	999	31,179
Marine Products Corp. (a)	1,659	13,405
MGM MIRAGE * (a)	7,760	456,055
Monarch Casino & Resort, Inc. *	738	13,070
MTR Gaming Group, Inc. *	995	6,965
Multimedia Games, Inc. * (a)	1,173	6,264
National Cinemedia, Inc.	1,172	26,347
Parkervision, Inc. * (a)	951	7,361
Penn National Gaming, Inc. *	2,208	96,556
Pinnacle Entertainment, Inc. *	1,680	21,504
Polaris Industries, Inc. (a)	921	37,770
Progressive Gaming International Corp. *	3,031	6,426
RC2 Corp. *	658	13,798
Regal Entertainment Group, Class A (a)	3,818	73,649
Riviera Holdings Corp. *	471	9,707
Royal Caribbean Cruises, Ltd. (a)	5,670	186,543
Scientific Games Corp., Class A * (a)	2,427	51,234
Shuffle Master, Inc. * (a)	1,140	6,099
Speedway Motorsports, Inc.	1,228	30,786
Steinway Musical Instruments, Inc. *	486	13,861
Vail Resorts, Inc. * (a)	1,015	49,014
Walt Disney Company	49,345	1,548,446
WMS Industries, Inc. *	1,333	47,948

		5,271,793
Life Sciences - 0.12%
Abraxis BioScience, Inc. * (a)	1,036	61,207
Altair Nanotechnologies, Inc. *	2,419	6,386
American Ecology Corp.	620	15,705
Dawson Geophysical Company *	224	15,120
Halozyme Therapeutics, Inc. *	1,950	12,402

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences (continued)
Incyte Corp. *	2,294	$24,110
Nanosphere, Inc. * (a)	769	6,660
Omrix Biopharmaceuticals, Inc. *	504	7,056
PerkinElmer, Inc.	3,066	74,350
Pharmaceutical Product Development, Inc.	3,056	128,046
Repligen Corp. *	1,269	6,117
Senomyx, Inc. *	1,170	6,903
Sequenom, Inc. *	1,257	8,170
Symyx Technologies, Inc. *	1,200	9,000
Waters Corp. *	2,564	142,815

		524,047
Liquor - 0.36%
Anheuser-Busch Companies, Inc.	18,989	901,028
Boston Beer Company, Inc. *	432	20,537
Brown Forman Corp., Class B	3,160	209,255
Central European Distribution Corp. *	1,086	63,194
Constellation Brands, Inc., Class A *	5,550	98,069
Molson Coors Brewing Company, Class B	4,613	242,506

		1,534,589
Manufacturing - 1.53%
3M Company	18,658	1,476,781
Acuity Brands, Inc.	1,068	45,871
American Railcar Industries, Inc.	744	15,125
AptarGroup, Inc.	1,784	69,451
Barnes Group, Inc.	1,377	31,602
Blout International, Inc. *	1,314	16,254
Carlisle Companies, Inc.	1,608	53,771
Ceradyne, Inc. *	717	22,915
Chase Corp.	415	7,516
Danaher Corp.	8,171	621,241
Eaton Corp.	3,766	300,037
ESCO Technologies, Inc. *	710	28,201
Force Protection, Inc. * (a)	1,978	3,976
Freightcar America, Inc.	389	13,343
GenTek, Inc. *	445	13,386
Hardinge, Inc.	521	7,169
Harley-Davidson, Inc.	6,230	233,625
Hexcel Corp. *	2,453	46,877
Honeywell International, Inc.	19,407	1,094,943
Illinois Tool Works, Inc.	14,059	678,066
iRobot Corp. * (a)	742	12,696
Kaydon Corp.	731	32,098
Koppers Holdings, Inc.	544	24,105
K-Tron International, Inc. *	112	13,452
Lancaster Colony Corp.	861	34,406
Mettler-Toledo International, Inc. *	920	89,350
Mine Safety Appliances Company	945	38,925
Nordson Corp.	900	48,465
Park-Ohio Holdings Corp. *	427	6,708
Peerless Manufacturing Company *	276	8,945
Pentair, Inc.	2,541	81,058
Polypore International, Inc. *	1,099	22,738
Raven Industries, Inc.	515	15,604
Reddy Ice Holdings, Inc.	720	9,382
Rockwell Automation, Inc.	3,840	220,493

The accompanying notes are an integral part of the financial statements.
403

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Roper Industries, Inc.	2,262	$134,453
Snap-on, Inc.	1,463	74,394
Spartan Motors, Inc.	885	7,487
SPX Corp.	1,343	140,881
Stanley Works	2,096	99,811
Sturm Ruger & Company, Inc. *	898	7,399
TriMas Corp. *	1,226	6,461
Trinity Industries, Inc. (a)	2,051	54,659
Tyco International, Ltd.	12,791	563,444

		6,527,564
Medical Products - 0.00%
AtriCure, Inc. *	725	9,236
Trans1, Inc. *	604	7,037

		16,273
Medical-Hospitals - 0.15%
AmSurg Corp. *	844	19,986
Centene Corp. *	1,156	16,115
Cepheid, Inc. *	1,464	35,707
Clarient, Inc. * (a)	3,127	4,472
Community Health Systems, Inc. *	2,451	82,280
DexCom, Inc. *	1,141	4,724
EV3, Inc. * (a)	2,835	23,077
Exactech, Inc. *	498	12,545
E-Z-Em, Inc. *	458	9,604
Genoptix, Inc. *	441	11,029
Health Management Associates, Inc., Class A *	6,501	34,390
IRIS International, Inc. *	632	8,387
LifePoint Hospitals, Inc. *	1,508	41,425
MedCath Corp. *	708	12,886
MWI Veterinary Supply, Inc. *	378	13,328
Neogen Corp. *	509	12,776
Novavax, Inc. * (a)	2,867	7,626
NxStage Medical, Inc. * (a)	1,053	4,549
Orthovita, Inc. *	3,268	8,431
Possis Medical, Inc. *	654	12,740
RehabCare Group, Inc. *	548	8,220
Sunrise Senior Living, Inc. *	1,271	28,318
Tenet Healthcare Corp. *	12,406	70,218
Universal Health Services, Inc., Class B	1,373	73,716
VCA Antech, Inc. *	2,156	58,966
Vital Images, Inc. *	548	8,121

		623,636
Metal & Metal Products - 0.48%
A. M. Castle & Company	563	15,201
Ampco-Pittsburgh Corp.	389	16,723
Brush Engineered Materials, Inc. *	603	15,479
Commercial Metals Company	3,049	91,379
Crown Holdings, Inc. *	4,118	103,609
Dynamic Materials Corp.	318	13,738
Gibraltar Industries, Inc.	962	11,284
Haynes International, Inc. *	347	19,043
Horsehead Holding Corp. *	985	11,406
Kaiser Aluminum Corp.	553	38,323
L.B. Foster Company *	310	13,349
Ladish Company, Inc. *	464	16,704

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products (continued)
Lawson Products, Inc.	428	$11,791
Matthews International Corp., Class A	854	41,206
Metalico, Inc. *	1,061	10,408
Mueller Industries, Inc.	1,020	29,427
Mueller Water Products, Inc., Class B (a)	3,078	24,255
Precision Castparts Corp.	3,543	361,670
Quanex Corp.	960	49,670
RBC Bearings, Inc. *	587	21,795
Reliance Steel & Aluminum Company	1,922	115,051
RTI International Metals, Inc. *	603	27,262
Sims Group, Ltd. *	1,414	38,913
Southern Copper Corp. (a)	7,643	793,573
Sun Hydraulics, Inc.	495	14,489
Timken Company	2,438	72,457
Titanium Metals Corp. (a)	4,168	62,728
USEC, Inc. *	2,992	11,070

		2,052,003
Mining - 0.46%
Alliance Resource Partners LP	994	34,790
Allied Nevada Gold Corp. *	1,718	8,865
AMCOL International Corp.	837	26,139
Cleveland-Cliffs, Inc.	1,064	127,488
Coeur d'Alene Mines Corp. *	14,290	57,732
Compass Minerals International, Inc.	889	52,433
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,885	951,135
General Moly, Inc. * (a)	1,615	12,904
Hecla Mining Company *	3,243	36,192
Natural Resource Partners LP	1,635	46,352
Newmont Mining Corp.	11,203	507,496
Royal Gold, Inc. (a)	845	25,494
Stillwater Mining Company *	2,755	42,620
U.S. Gold Corp. *	2,097	5,326
Uranium Resources, Inc. * (a)	1,709	10,237

		1,945,203
Mobile Homes - 0.02%
Fleetwood Enterprises, Inc. *	2,196	10,102
Skyline Corp.	339	9,431
Thor Industries, Inc.	1,441	42,898
Winnebago Industries, Inc. (a)	939	15,869

		78,300
Multimedia - 0.07%
Liberty Media Corp. - Entertainment, Series A *	13,360	302,470

Newspapers - 0.01%
AH Belo Corp. *	546	6,241
Lee Enterprises, Inc. (a)	1,377	13,784

		20,025
Office Furnishings & Supplies - 0.11%
Acco Brands Corp. *	1,550	21,033
Avery Dennison Corp.	2,689	132,433
Herman Miller, Inc.	1,574	38,673
HNI Corp. (a)	1,177	31,650
IKON Office Solutions, Inc.	3,331	25,316
Knoll, Inc.	1,395	16,098

The accompanying notes are an integral part of the financial statements.
404

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Office Furnishings & Supplies
(continued)
Office Depot, Inc. *	7,056	$77,969
OfficeMax, Inc.	1,955	37,419
Steelcase, Inc. Class A	3,815	42,194
The Standard Register Company	1,169	9,106
United Stationers, Inc. *	674	32,150

		464,041
Oil & Gas Drilling - 0.00%
Rex Energy Corp. *	1,006	16,740

Paper - 0.22%
AbitibiBowater, Inc. * (a)	1,576	20,346
Buckeye Technologies, Inc. *	1,193	13,314
Domtar Corp. *	12,027	82,144
International Paper Company	11,002	299,254
MeadWestvaco Corp.	4,691	127,689
Neenah Paper, Inc. (a)	497	12,813
P.H. Glatfelter Company	1,342	20,278
Plum Creek Timber Company, Inc.	4,340	176,638
Potlatch Corp.	988	40,775
Rock-Tenn Company, Class A	1,140	34,166
Smurfit-Stone Container Corp. *	6,716	51,713
Temple-Inland, Inc.	2,652	33,734
Wausau-Mosinee Paper Corp.	1,831	15,124
Xerium Technologies, Inc.	2,060	2,657

		930,645
Petroleum Services - 1.87%
Approach Resources, Inc. *	810	12,701
Atwood Oceanics, Inc. *	791	72,551
Baker Hughes, Inc.	8,291	567,933
Basic Energy Services, Inc. *	1,262	27,865
BJ Services Company	7,425	211,687
Bronco Drilling Company, Inc. *	927	14,934
Complete Production Services, Inc. *	1,954	44,825
CVR Energy, Inc. *	2,171	49,998
Delek US Holdings, Inc.	1,343	17,016
Diamond Offshore Drilling, Inc.	3,576	416,246
Dril-Quip, Inc. *	1,048	48,701
ENSCO International, Inc.	3,676	230,191
Exterran Holdings, Inc. *	1,688	108,944
Flotek Industries, Inc. * (a)	522	7,616
Global Partners LP	563	10,134
Grey Wolf, Inc. *	5,060	34,307
GulfMark Offshore, Inc. *	671	36,717
Halliburton Company	22,797	896,606
Helmerich & Payne, Inc.	2,663	124,815
Hercules Offshore, Inc. * (a)	2,298	57,726
Hornbeck Offshore Services, Inc. *	692	31,604
ION Geophysical Corp. *	2,359	32,554
Key Energy Services, Inc. *	3,356	45,038
Linn Energy LLC	2,860	54,340
Magellan Midstream Holdings LP	1,501	34,388
Newpark Resources, Inc. *	2,824	14,402
Oceaneering International, Inc. *	1,409	88,767
PetroHawk Energy Corp. *	4,474	90,241
Petroleum Development Corp. *	408	28,262

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Pioneer Drilling Company *	1,650	$26,284
Pride International, Inc. *	4,210	147,139
RPC, Inc. (a)	2,681	40,724
SandRidge Energy, Inc. *	3,673	143,798
Schlumberger, Ltd.	30,954	2,692,998
SEACOR Holdings, Inc. *	586	50,021
Smith International, Inc.	5,167	331,876
Superior Energy Services, Inc. *	2,065	81,815
Superior Well Services, Inc. *	793	17,343
T-3 Energy Services, Inc. *	348	14,811
Tesoro Corp.	3,521	105,630
TETRA Technologies, Inc. *	2,058	32,599
Tidewater, Inc.	1,401	77,209
Trico Marine Services, Inc. *	483	18,822
Valero Energy Corp.	14,201	697,411
W-H Energy Services, Inc. *	791	54,460
World Fuel Services Corp.	824	23,130

		7,967,179
Pharmaceuticals - 3.78%
Abbott Laboratories	39,926	2,201,919
Adolor Corp. *	1,856	8,482
Affymax, Inc. *	507	7,149
Akorn, Inc. * (a)	2,617	12,378
Alexion Pharmaceuticals, Inc. *	975	57,817
Alexza Pharmaceuticals, Inc. *	1,293	8,896
Alkermes, Inc. *	2,702	32,100
Allergan, Inc.	7,848	442,549
Allos Therapeutics, Inc. * (a)	2,052	12,476
Altus Pharmaceuticals, Inc. * (a)	1,133	5,155
AMAG Pharmaceuticals, Inc. *	465	18,800
AmerisourceBergen Corp.	4,326	177,279
Amicus Therapeutics Inc * (a)	789	8,442
Amylin Pharmaceuticals, Inc. * (a)	3,500	102,235
APP Pharmaceuticals, Inc. * (a)	4,291	51,835
Array BioPharma, Inc. *	1,395	9,779
Auxilium Pharmaceuticals, Inc. *	1,103	29,494
Barr Pharmaceuticals, Inc. *	2,772	133,915
Bentley Pharmaceuticals, Inc. *	745	12,106
Biodel, Inc. *	650	7,053
BioForm Medical, Inc. *	1,453	6,684
BioScrip, Inc. *	1,289	8,714
Bristol-Myers Squibb Company	51,062	1,087,621
Caraco Pharmaceutical Labs *	958	17,196
Celgene Corp. *	10,845	664,690
Chelsea Therapeutics International, Inc. *	1,239	6,195
CollaGenex Pharmaceuticals, Inc. *	785	13,007
Cubist Pharmaceuticals, Inc. *	1,479	27,243
CytRx Corp. * (a)	3,405	3,916
Eli Lilly & Company	29,369	1,515,147
Emergent Biosolutions, Inc. *	976	8,706
Endo Pharmaceutical Holdings, Inc. *	3,465	82,952
Enzon Pharmaceuticals, Inc. * (a)	1,414	13,023
Forest Laboratories, Inc. *	8,081	323,321
Gilead Sciences, Inc. *	24,160	1,244,965
Hospira, Inc. *	3,976	170,054
Idenix Pharmaceuticals, Inc. * (a)	2,211	11,099

The accompanying notes are an integral part of the financial statements.
405

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Indevus Pharmaceuticals, Inc. * (a)	2,544	$12,135
Infinity Pharmaceuticals, Inc. *	1,143	6,961
Inspire Pharmaceuticals, Inc. *	2,307	8,882
Isis Pharmaceuticals, Inc. * (a)	2,386	33,666
Javelin Pharmaceuticals, Inc. * (a)	1,659	4,662
Jazz Pharmaceuticals, Inc. *	815	7,351
King Pharmaceuticals, Inc. *	6,304	54,845
La Jolla Pharmaceutical Company *	1,783	3,513
Ligand Pharmaceuticals, Inc., Class B *	3,180	12,720
MAP Pharmaceuticals, Inc. * (a)	660	9,220
Medicis Pharmaceutical Corp., Class A	1,470	28,944
Merck & Company, Inc.	56,488	2,143,720
Molecular Insight Pharmaceuticals, Inc. * (a)	1,062	7,179
Mylan, Inc. * (a)	7,786	90,318
Noven Pharmaceuticals, Inc. * (a)	807	7,247
NPS Pharmaceuticals, Inc. *	1,899	7,406
Onyx Pharmaceuticals, Inc. *	1,417	41,136
Optimer Pharmaceuticals, Inc. *	1,337	8,249
OSI Pharmaceuticals, Inc. *	1,509	56,422
Par Pharmaceutical Companies, Inc. *	907	15,773
PDL BioPharma, Inc. *	3,056	32,363
Pfizer, Inc.	177,290	3,710,680
Pharmasset, Inc. *	648	11,683
PharMerica Corp. *	829	13,737
Poniard Pharmaceuticals, Inc. *	1,427	4,780
POZEN, Inc. * (a)	1,043	10,805
Prestige Brands Holdings, Inc. *	1,615	13,211
Questcor Pharmaceuticals, Inc. * (a)	1,993	8,211
Regeneron Pharmaceuticals, Inc. *	1,775	34,062
Rigel Pharmaceuticals, Inc. *	821	15,320
Salix Pharmaceuticals, Ltd. * (a)	1,490	9,357
Schering-Plough Corp.	42,080	606,373
Sciele Pharma, Inc. * (a)	949	18,505
Sepracor, Inc. *	2,906	56,725
Sirtris Pharmaceuticals, Inc. * (a)	898	11,665
Sucampo Pharmaceuticals, Inc. *	1,224	9,792
Supergen, Inc. * (a)	2,016	5,060
Synta Pharmaceuticals Corp. * (a)	1,298	10,501
Theravance, Inc. *	1,674	17,627
Trubion Pharmaceuticals, Inc. * (a)	691	6,523
United Therapeutics Corp. *	547	47,425
Valeant Pharmaceuticals International *	2,522	32,357
Vertex Pharmaceuticals, Inc. *	3,482	83,185
Vical, Inc. *	2,395	8,430
ViroPharma, Inc. *	2,089	18,676
Warner Chilcott, Ltd., Class A *	6,434	115,812
Watson Pharmaceuticals, Inc. *	2,685	78,724
XOMA, Ltd. * (a)	3,829	9,917

		16,106,247
Photography - 0.03%
Eastman Kodak Company (a)	7,354	129,945

Plastics - 0.00%
AEP Industries, Inc. *	343	10,389
Spartech Corp.	928	7,842

		18,231

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pollution Control - 0.00%
Fuel Tech, Inc. * (a)	720	$14,760

Publishing - 0.26%
American Greetings Corp., Class A	1,494	27,714
Consolidated Graphics, Inc. *	401	22,476
Dolan Media Company *	727	14,620
Gannett Company, Inc.	6,007	174,503
GateHouse Media, Inc. (a)	1,768	10,325
Idearc, Inc. (a)	3,639	13,246
John Wiley & Sons, Inc., Class A	1,504	59,709
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	1,656	12,304
McClatchy Company, Class A (a)	2,297	24,578
McGraw-Hill Companies, Inc.	8,506	314,297
Media General, Inc., Class A (a)	741	10,389
Meredith Corp.	1,165	44,561
Multi-Color Corp.	455	10,174
Playboy Enterprises, Inc., Class B *	1,549	12,903
PRIMEDIA, Inc. (a)	1,411	10,371
Scholastic Corp. *	1,036	31,360
The New York Times Company, Class A (a)	3,783	71,423
Valassis Communications, Inc. *	1,477	16,025
Value Line, Inc.	391	17,947
VistaPrint, Ltd. * (a)	1,132	39,563
Warner Music Group Corp. (a)	4,285	21,339
Washington Post Company, Class B	244	161,406

		1,121,233
Railroads & Equipment - 0.71%
Burlington Northern Santa Fe Corp.	9,051	834,683
CSX Corp.	10,839	607,743
Genesee & Wyoming, Inc., Class A *	998	34,331
Greenbrier Company, Inc. (a)	617	16,363
Kansas City Southern *	1,987	79,699
Norfolk Southern Corp.	9,992	542,765
Union Pacific Corp.	6,790	851,330
Wabtec Corp.	1,265	47,640

		3,014,554
Real Estate - 1.94%
Acadia Realty Trust, REIT	844	20,383
Alesco Financial, Inc., REIT (a)	1,756	5,057
Alexander's, Inc., REIT * (a)	133	47,148
Alexandria Real Estate Equities, Inc., REIT	782	72,507
AMB Property Corp., REIT	2,489	135,451
American Campus Communities, Inc., REIT	767	20,985
American Financial Realty Trust, REIT	3,537	28,084
Annaly Capital Management, Inc., REIT	10,288	157,612
Anthracite Capital, Inc., REIT (a)	1,844	12,170
Anworth Mortgage Asset Corp., REIT	1,546	9,477
Apartment Investment & Management
Company, Class A, REIT	2,543	91,065
Arbor Realty Trust, Inc., REIT (a)	617	9,304
Ashford Hospitality Trust, Inc., REIT	3,419	19,420
Avalon Bay Communities, Inc., REIT	2,034	196,322
Avatar Holdings, Inc. * (a)	260	11,333
BioMed Realty Trust, Inc., REIT	1,716	40,995
Boston Properties, Inc., REIT	3,005	276,670

The accompanying notes are an integral part of the financial statements.
406

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Brandywine Realty Trust, REIT	2,400	$40,704
BRE Properties, Inc., Class A, REIT	1,300	59,228
Brookfield Properties Corp.	10,171	196,402
Camden Property Trust, REIT	1,414	70,983
Capital Lease Funding, Inc., REIT	1,728	13,427
Capital Trust, Inc., Class A, REIT (a)	502	13,529
Capstead Mortage Corp., REIT	1,068	12,175
Care Investment Trust, Inc., REIT	989	10,434
CBL & Associates Properties, Inc., REIT	1,689	39,742
CBRE Realty Finance, Inc., REIT (a)	1,254	5,054
Cedar Shopping Centers, Inc., REIT	1,441	16,831
Chimera Investment Corp.	988	12,152
Cogdell Spencer, Inc., REIT	894	14,054
Colonial Properties Trust, REIT (a)	1,286	30,928
Corporate Office Properties Trust, REIT	1,205	40,500
Cousins Properties, Inc., REIT (a)	1,407	34,767
Crystal River Capital, Inc., REIT (a)	759	6,778
DCT Industrial Trust, Inc., REIT	4,610	45,916
Deerfield Capital Corp. (a)	1,882	2,654
Developers Diversified Realty Corp., REIT	3,141	131,545
DiamondRock Hospitality Company, REIT	2,532	32,080
Digital Realty Trust, Inc., REIT (a)	1,639	58,185
Douglas Emmett, Inc., REIT	2,848	62,827
Duke Realty Corp., REIT	3,666	83,621
DuPont Fabros Technology, Inc., REIT	857	14,132
EastGroup Properties, Inc., REIT	669	31,082
Education Realty Trust, Inc., REIT	1,252	15,738
Entertainment Properties Trust, REIT	756	37,293
Equity Lifestyle Properties, Inc., REIT	666	32,880
Equity One, Inc., REIT	1,930	46,262
Equity Residential, REIT	6,987	289,891
Essex Property Trust, Inc., REIT	611	69,642
Extra Space Storage, Inc., REIT	1,859	30,097
Federal Realty Investment Trust, REIT	1,397	108,896
FelCor Lodging Trust, Inc., REIT	1,842	22,159
First Industrial Realty Trust, Inc., REIT (a)	1,172	36,203
First Potomac Realty Trust, REIT	846	13,003
Forest City Enterprises, Inc., Class A	2,651	97,557
Forestar Real Estate Group, Inc. *	884	22,020
Franklin Street Properties Corp., REIT (a)	1,992	28,525
General Growth Properties, Inc., REIT	6,306	240,700
Getty Realty Corp., REIT	735	11,709
Gladstone Commercial Corp., REIT	890	13,839
Glimcher Realty Trust, REIT	1,114	13,323
GMH Communities Trust, REIT	1,694	14,704
Gramercy Capital Corp., REIT (a)	793	16,597
Grubb & Ellis Company (a)	2,142	14,716
HCP, Inc., REIT (a)	5,568	188,254
Health Care, Inc., REIT (a)	2,112	95,315
Healthcare Realty Trust, Inc., REIT	1,413	36,950
Hersha Hospitality Trust, REIT	1,508	13,617
Highwoods Properties, Inc., REIT	1,491	46,325
Hilltop Holdings, Inc. *	1,628	16,931
Home Properties, Inc., REIT (a)	847	40,648
Hospitality Properties Trust, REIT	2,329	79,233
Host Hotels & Resorts, Inc., REIT	13,441	213,981

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
HRPT Properties Trust, REIT	6,008	$40,434
Inland Real Estate Corp., REIT	1,866	28,382
Investors Real Estate Trust, SBI, REIT (a)	1,909	18,670
iStar Financial, Inc., REIT (a)	3,179	44,601
Jer Investors Trust, Inc., REIT (a)	876	7,428
Jones Lang LaSalle, Inc.	945	73,086
Kilroy Realty Corp., REIT	826	40,565
Kimco Realty Corp., REIT	6,468	253,352
Kite Realty Group Trust, REIT	1,014	14,196
LaSalle Hotel Properties, REIT	1,115	32,034
Lexington Corporate Property Trust, REIT (a)	1,878	27,062
Liberty Property Trust, REIT	2,328	72,424
LTC Properties, Inc., REIT	686	17,637
Mack-California Realty Corp., REIT	1,705	60,886
Maguire Properties, Inc., REIT (a)	1,276	18,260
Medical Properties Trust, Inc., REIT (a)	1,424	16,120
Meruelo Maddux Properties, Inc. *	2,531	6,429
MFA Mortgage Investments, Inc., REIT	3,159	19,902
Mid-America Apartment Communities, Inc.,
REIT	724	36,084
Monmouth Real Estate Investment Corp.	1,865	14,920
National Health Investments, Inc., REIT	756	23,625
National Retail Properties, Inc., REIT	1,821	40,153
Nationwide Health Properties, Inc., REIT	2,355	79,481
Newcastle Investment Corp., REIT (a)	1,384	11,432
NorthStar Realty Finance Corp., REIT (a)	1,799	14,698
Omega Healthcare Investors, REIT	1,841	31,960
Parkway Properties, Inc., REIT	470	17,371
Pennsylvania Real Estate
Investment Trust, REIT	1,017	24,805
Post Properties, Inc., REIT	1,149	44,374
ProLogis, REIT	6,583	387,475
PS Business Parks, Inc., REIT	664	34,462
Public Storage, Inc., REIT	4,387	388,776
RAIT Financial Trust, REIT (a)	1,775	12,319
Ramco-Gershenson Properties Trust, REIT	564	11,906
Reading International, Inc. *	1,170	11,092
Realty Income Corp., REIT (a)	2,541	65,100
Redwood Trust, Inc., REIT (a)	756	27,481
Regency Centers Corp., REIT	1,726	111,776
Resource Capital Corp., REIT (a)	1,026	7,767
Saul Centers, Inc., REIT	463	23,261
Senior Housing Properties Trust, REIT	2,164	51,287
Simon Property Group, Inc., REIT	5,753	534,511
SL Green Realty Corp., REIT	1,513	123,264
Sovran Self Storage, Inc., REIT	626	26,736
Strategic Hotel Cap, Inc., REIT	2,023	26,562
Stratus Properties, Inc. *	332	9,784
Sun Communities, Inc., REIT	686	14,063
Sunstone Hotel Investors, Inc., REIT	1,717	27,489
Tanger Factory Outlet Centers, Inc., REIT (a)	831	31,969
Taubman Centers, Inc., REIT (a)	1,334	69,501
The Macerich Company, REIT	1,839	129,227
The St. Joe Company, REIT (a)	1,933	82,984
Thomas Properties Group, Inc.	898	7,884
Thornburg Mortgage, Inc., REIT (a)	3,481	3,690
UDR, Inc., REIT	3,504	85,918

The accompanying notes are an integral part of the financial statements.
407

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
United Capital Corp. *	431	$9,374
Universal Health Realty Income Trust, REIT	413	13,753
Urstadt Biddle Properties, Inc., REIT	987	16,019
U-Store-It Trust, REIT	1,894	21,459
Ventas, Inc., REIT	3,455	155,164
Vornado Realty Trust, REIT	3,895	335,788
W. P. Carey & Company LLC	1,048	31,409
Washington Real Estate Investment Trust,
REIT (a)	1,219	40,739
Weingarten Realty Investors, REIT (a)	2,159	74,356
Winthrop Realty Trust, REIT (a)	2,234	9,204

		8,284,641
Retail - 0.01%
hhgregg, Inc. *	983	11,059
Lumber Liquidators, Inc. *	1,052	11,151
Rex Stores Corp. *	508	9,992
Titan Machinery, Inc. *	484	9,051

		41,253
Retail Grocery - 0.30%
Arden Group, Inc.	114	16,302
Ingles Markets, Inc.	802	19,721
Nash Finch Company	456	15,495
PriceSmart, Inc.	821	22,750
Ruddick Corp.	1,236	45,559
Safeway, Inc.	11,288	331,303
SUPERVALU, Inc.	5,436	162,971
The Great Atlantic & Pacific Tea Company,
Inc. *	1,270	33,299
The Kroger Company	17,507	444,678
United Natural Foods, Inc. *	1,170	21,891
Village Super Market, Inc.	312	16,068
Weis Markets, Inc.	739	25,473
Whole Foods Market, Inc. (a)	3,542	116,780

		1,272,290
Retail Trade - 4.38%
99 Cents Only Stores *	2,044	20,215
A.C. Moore Arts & Crafts, Inc. *	774	5,279
Aaron Rents, Inc., Class B	1,563	33,667
Abercrombie & Fitch Company, Class A	2,232	163,249
Advance Auto Parts, Inc.	2,576	87,713
Aeropostale, Inc. *	2,016	54,654
American Eagle Outfitters, Inc.	5,548	97,146
AnnTaylor Stores Corp. *	1,613	39,002
Barnes & Noble, Inc.	1,717	52,626
Bed Bath & Beyond, Inc. *	6,839	201,751
Best Buy Company, Inc.	10,797	447,644
Big Lots, Inc. *	2,660	59,318
BJ's Wholesale Club, Inc. *	1,664	59,388
Books-A-Million, Inc.	852	7,447
Borders Group, Inc. (a)	1,847	10,842
Build A Bear Workshop, Inc. *	656	5,963
Cabela's, Inc. * (a)	1,830	25,913
CarMax, Inc. * (a)	5,607	108,888
Casey's General Stores, Inc.	1,309	29,583
Cash America International, Inc.	814	29,630

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Casual Male Retail Group, Inc. * (a)	1,459	$6,128
Cato Corp., Class A	948	14,163
Charlotte Russe Holding, Inc. *	755	13,092
Charming Shoppes, Inc. * (a)	3,551	17,151
Chico's FAS, Inc. *	4,606	32,749
Children's Place Retail Stores, Inc. *	836	20,532
Christopher & Banks Corp. (a)	1,178	11,768
Circuit City Stores, Inc. (a)	4,941	19,665
Coldwater Creek, Inc. * (a)	2,655	13,408
Collective Brands, Inc. *	1,833	22,216
Conn's, Inc. * (a)	759	12,379
Costco Wholesale Corp.	11,345	737,085
CVS Caremark Corp.	38,391	1,555,219
Dick's Sporting Goods, Inc. *	2,890	77,394
Dillard's, Inc., Class A (a)	2,209	38,017
Dollar Tree, Inc. *	2,409	66,464
DSW, Inc., Class A *	1,272	16,472
Eddie Bauer Holdings, Inc. *	1,106	4,302
Family Dollar Stores, Inc.	3,639	70,961
FGX International Holdings, Ltd. *	751	8,982
First Cash Financial Services, Inc. *	986	10,185
Foot Locker, Inc.	4,087	48,104
Fossil, Inc. *	1,818	55,522
Fred's, Inc., Class A	1,307	13,397
Gaiam, Inc., Class A * (a)	693	12,003
GameStop Corp., Class A *	4,110	212,528
Genesco, Inc. *	641	14,814
Haverty Furniture Companies, Inc. (a)	1,106	11,768
Hibbett Sports, Inc. *	889	13,726
Home Depot, Inc.	43,564	1,218,485
Hot Topic, Inc. *	1,447	6,237
Inergy Holdings LP	540	21,033
J. Crew Group, Inc. *	1,577	69,656
J.C. Penney Company, Inc.	5,702	215,022
Jo-Ann Stores, Inc. *	725	10,679
Kenneth Cole Productions, Inc., Class A (a)	826	13,992
Kohl's Corp. *	8,193	351,398
Limited Brands, Inc.	9,306	159,133
Longs Drug Stores Corp.	977	41,483
Lowe's Companies, Inc.	38,513	883,488
Macy's, Inc.	11,255	259,540
Marinemax, Inc. * (a)	662	8,249
MSC Industrial Direct Company, Inc., Class A	1,701	71,867
NBTY, Inc. *	1,737	52,023
New York & Company, Inc. *	1,749	10,039
NexCen Brands, Inc. *	1,568	5,378
Nordstrom, Inc.	6,303	205,478
Pacific Sunwear of California, Inc. *	2,017	25,434
Pantry, Inc. *	666	14,039
PC Connection, Inc. *	930	7,366
PetSmart, Inc.	3,521	71,969
Pier 1 Imports, Inc. * (a)	2,559	16,071
RadioShack Corp.	3,390	55,088
Regis Corp.	1,170	32,163
Rent-A-Center, Inc. *	1,972	36,186
Retail Ventures, Inc. *	1,498	7,265

The accompanying notes are an integral part of the financial statements.
408

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Rite Aid Corp. * (a)	20,893	$61,425
Ross Stores, Inc.	3,534	105,879
Saks, Inc. *	3,680	45,890
School Specialty, Inc. *	572	18,041
Sears Holdings Corp. * (a)	3,571	364,563
Shoe Carnival, Inc. *	480	6,494
Sonic Automotive, Inc.	1,482	30,455
Spectrum Brands, Inc. * (a)	1,928	8,811
Staples, Inc.	18,312	404,878
Stein Mart, Inc. (a)	1,741	9,784
Susser Holdings Corp. *	562	10,549
Systemax, Inc. * (a)	1,068	12,880
Talbots, Inc.	1,547	16,677
Target Corp.	21,539	1,091,597
The Buckle, Inc.	819	36,634
The Dress Barn, Inc. *	1,782	23,059
The Gap, Inc.	20,653	406,451
The Men's Wearhouse, Inc.	1,405	32,694
The TJX Companies, Inc.	11,470	379,313
The Wet Seal, Inc., Class A *	2,916	9,885
Tiffany & Company	3,462	144,850
Tractor Supply Company * (a)	1,041	41,140
Tuesday Morning Corp. * (a)	1,518	7,863
Tween Brands, Inc. *	679	16,799
United Rentals, Inc. *	2,320	43,709
Urban Outfitters, Inc. *	4,259	133,520
ValueVision Media, Inc., Class A *	1,495	8,282
Walgreen Company	25,704	979,065
Wal-Mart Stores, Inc.	105,543	5,560,005
Williams-Sonoma, Inc. (a)	2,784	67,484
Zale Corp. * (a)	1,388	27,427
Zumiez, Inc. * (a)	790	12,395

		18,677,371
Sanitary Services - 0.31%
Allied Waste Industries, Inc. *	9,253	100,025
Aqua America, Inc. (a)	3,301	61,993
Artesian Resources Corp., Class A	1,027	19,030
Casella Waste Systems, Inc., Class A *	938	10,252
Darling International, Inc. *	2,134	27,635
Ecolab, Inc.	6,310	274,043
Insituform Technologies, Inc., Class A * (a)	910	12,585
Nalco Holding Company	3,749	79,291
Republic Services, Inc.	4,606	134,680
Stericycle, Inc. *	2,227	114,691
Waste Connections, Inc. *	1,643	50,506
Waste Management, Inc.	12,982	435,676

		1,320,407
Semiconductors - 2.23%
Actel Corp. *	1,034	15,830
Advanced Analogic Technologies, Inc. *	1,668	9,374
Advanced Energy Industries, Inc. *	1,319	17,490
Advanced Micro Devices, Inc. *	15,854	93,380
Altera Corp.	8,639	159,217
American Superconductor Corp. * (a)	1,173	27,202
Amkor Technology, Inc. *	4,864	52,045

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Analog Devices, Inc.	7,952	$234,743
Applied Materials, Inc.	35,807	698,595
Applied Micro Circuits Corp. *	2,195	15,760
Atmel Corp. *	12,229	42,557
ATMI, Inc. *	1,044	29,054
AuthenTec, Inc. *	822	8,171
Axcelis Technologies, Inc. *	3,048	17,069
Broadcom Corp., Class A *	13,992	269,626
Brooks Automation, Inc. *	2,030	19,732
Cabot Microelectronics Corp. * (a)	638	20,512
Cavium Networks, Inc. *	1,101	18,056
Cirrus Logic, Inc. *	2,717	18,258
Cree, Inc. *	2,268	63,413
Cymer, Inc. *	818	21,301
Cypress Semiconductor Corp. *	3,963	93,566
Diodes, Inc. *	1,072	23,541
DSP Group, Inc. *	1,003	12,778
Emcore Corp. *	1,391	8,012
Emulex Corp. *	2,235	36,296
Entegris, Inc. *	3,322	23,885
Entropic Communications, Inc. *	2,036	7,920
Exar Corp. *	1,674	13,777
Fairchild Semiconductor International, Inc. *	3,413	40,683
FormFactor, Inc. *	1,333	25,460
Hittite Microwave Corp. *	880	32,930
Integrated Device Technology, Inc. *	5,082	45,382
Intel Corp.	151,016	3,198,519
International Rectifier Corp. *	1,846	39,689
Intersil Corp., Class A	3,383	86,842
IXYS Corp. *	1,392	9,507
KLA-Tencor Corp.	4,638	172,070
Kopin Corp. *	3,819	10,159
Kulicke & Soffa Industries, Inc. * (a)	1,889	9,029
Lam Research Corp. *	3,178	121,463
Lattice Semiconductor Corp. *	3,796	10,781
Linear Technology Corp. (a)	5,590	171,557
LSI Logic Corp. *	18,438	91,268
LTX Corp. *	2,383	7,483
Marvell Technology Group, Ltd. *	15,222	165,615
Mattson Technology, Inc. *	1,852	11,279
MEMC Electronic Materials, Inc. *	5,919	419,657
Micrel, Inc.	2,462	22,823
Microchip Technology, Inc.	5,504	180,146
Micron Technology, Inc. *	19,625	117,161
Microsemi Corp. * (a)	2,047	46,672
Microtune, Inc. *	1,931	7,067
MIPS Technologies, Inc., Class A *	1,646	6,518
MKS Instruments, Inc. *	1,682	35,995
Monolithic Power Systems, Inc. *	917	16,167
National Semiconductor Corp.	6,713	122,982
Netlogic Microsystems, Inc. * (a)	647	15,619
Novellus Systems, Inc. *	2,968	62,476
NVIDIA Corp. *	14,433	285,629
OmniVision Technologies, Inc. *	1,492	25,095
ON Semiconductor Corp. *	10,473	59,487
Pericom Semiconductor Corp. *	836	12,272

The accompanying notes are an integral part of the financial statements.
409

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Photronics, Inc. *	1,284	$12,262
PLX Technology, Inc. *	1,191	7,944
PMC-Sierra, Inc. *	6,217	35,437
QLogic Corp. *	3,593	55,153
Rambus, Inc. *	2,781	64,825
Rubicon Technology, Inc. * (a)	544	15,765
Rudolph Technologies, Inc. *	1,038	10,141
Semitool, Inc. * (a)	1,231	10,242
Semtech Corp. *	1,758	25,192
Silicon Image, Inc. *	2,649	13,271
Silicon Laboratories, Inc. *	1,429	45,071
Skyworks Solutions, Inc. *	4,275	31,122
Spansion, Inc. *	3,917	10,772
Techwell, Inc. *	815	8,835
Teradyne, Inc. *	4,595	57,070
Tessera Technologies, Inc. *	1,247	25,938
Texas Instruments, Inc.	36,252	1,024,844
Triquint Semiconductor, Inc. *	3,843	19,446
Ultratech, Inc. *	1,078	10,360
Varian Semiconductor Equipment
Associates, Inc. *	1,989	55,990
Veeco Instruments, Inc. *	1,061	17,644
Volterra Semiconductor Corp. *	927	10,503
Xilinx, Inc.	7,524	178,695

		9,503,164
Software - 3.29%
ACI Worldwide, Inc. *	1,062	21,155
Activision, Inc. *	7,553	206,272
Actuate Corp. *	1,884	7,724
Adobe Systems, Inc. *	14,854	528,654
Advent Software, Inc. *	721	30,729
Allscripts Healthcare Solution, Inc. * (a)	1,609	16,605
American Reprographics Company *	1,301	19,307
American Software, Inc., Class A	1,132	7,086
Ansoft Corp. *	726	22,158
ANSYS, Inc. *	2,021	69,765
Aspen Technology, Inc. *	2,401	30,613
Autodesk, Inc. *	5,979	188,219
Avid Technology, Inc. * (a)	1,141	27,772
BEA Systems, Inc. *	10,319	197,609
Blackbaud, Inc.	1,264	30,690
Blackboard, Inc. *	829	27,631
BladeLogic, Inc. *	765	21,458
BMC Software, Inc. *	5,046	164,096
Borland Software Corp. * (a)	3,134	6,331
Bottomline Technologies, Inc. *	1,024	12,902
CA, Inc.	13,347	300,308
CIBER, Inc. *	2,213	10,844
Citrix Systems, Inc. *	4,896	143,600
Commvault Systems, Inc. *	1,206	14,954
Compuware Corp. *	7,589	55,703
Concur Technologies, Inc. *	1,164	36,142
Deltek, Inc. *	1,179	15,303
DemandTec, Inc. *	790	8,058
DivX, Inc. *	1,043	7,301
Double-Take Software, Inc. *	778	9,087

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Ebix, Inc. *	124	$9,176
Eclipsys Corp. *	1,443	28,297
Epicor Software Corp. *	1,620	18,144
EPIQ Systems, Inc. *	894	13,875
FARO Technologies, Inc. *	531	16,557
Genpact, Ltd. *	5,340	65,415
Guidance Software, Inc. *	970	8,682
i2 Technologies, Inc. *	728	8,197
Igate Corp. *	1,701	12,111
InfoUSA, Inc.	1,682	10,277
Innerworkings, Inc. * (a)	1,379	19,347
Interactive Intelligence, Inc. *	686	8,074
Intuit, Inc. *	8,683	234,528
iPass, Inc. * (a)	2,897	8,749
JDA Software Group, Inc. *	836	15,257
Lawson Software, Inc. *	4,832	36,385
Macrovision Corp. *	1,532	20,682
Magma Design Automation, Inc. *	1,280	12,250
Manhattan Associates, Inc. *	734	16,831
ManTech International Corp. *	917	41,595
MedAssets, Inc. *	1,175	17,414
Microsoft Corp.	243,391	6,907,437
MicroStrategy, Inc., Class A *	328	24,269
Midway Games, Inc. * (a)	3,160	8,532
Monotype Imaging Holdings, Inc. *	1,009	15,246
MSC Software Corp. *	1,474	19,147
MSCI, Inc. *	2,566	76,339
NAVTEQ Corp. *	2,525	171,700
Novell, Inc. *	9,230	58,057
Nuance Communications, Inc. * (a)	4,816	83,847
Omnicell, Inc. *	885	17,788
Omniture, Inc. * (a)	1,588	36,857
Opnet Technologies, Inc. *	996	8,107
Oracle Corp. *	132,756	2,596,707
Packeteer, Inc. *	1,309	6,663
PDF Solutions, Inc. *	1,208	6,656
Pegasystems, Inc.	1,197	11,527
Progress Software Corp. *	1,141	34,139
PROS Holdings, Inc. *	779	9,776
QAD, Inc.	1,331	11,194
Quality Systems, Inc.	804	24,015
Red Hat, Inc. *	4,997	91,895
Riverbed Technology, Inc. *	1,859	27,625
Secure Computing Corp. *	1,904	12,281
Smith Micro Software, Inc. * (a)	909	5,563
Solera Holdings, Inc. *	1,758	42,825
SPSS, Inc. *	536	20,786
Sybase, Inc. *	2,339	61,516
Synchronoss Technologies, Inc. *	882	17,666
Take-Two Interactive Software, Inc. *	1,949	49,738
Taleo Corp. *	717	13,910
Teradata Corp. *	4,604	101,564
THQ, Inc. *	1,853	40,395
Tradestation Group, Inc. *	1,306	11,127
TriZetto Group, Inc. *	1,324	22,098
Ultimate Software Group, Inc. *	692	20,802

The accompanying notes are an integral part of the financial statements.
410

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
VeriFone Holdings, Inc. * (a)	2,166	$34,374
VMware, Inc. Class A * (a)	9,861	422,248
Websense, Inc. *	1,350	25,312
Zixit Corp. *	2,091	8,092

		14,017,739
Steel - 0.38%
AK Steel Holding Corp.	2,908	158,253
Allegheny Technologies, Inc.	2,652	189,247
Carpenter Technology Corp.	1,264	70,746
Esmark, Inc. * (a)	1,134	12,814
Northwest Pipe Company *	324	13,767
Nucor Corp.	7,434	503,579
Olympic Steel, Inc.	345	15,560
Schnitzer Steel Industries, Inc.	755	53,620
Steel Dynamics, Inc.	4,996	165,068
United States Steel Corp.	3,070	389,491
Worthington Industries, Inc. (a)	2,158	36,405

		1,608,550
Telecom Services - 0.00%
Neutral Tandem, Inc. *	882	15,885

Telecommunications Equipment &
Services - 1.80%
ADC Telecommunications, Inc. *	3,108	37,545
ADTRAN, Inc.	1,778	32,893
Airvana, Inc. *	2,045	10,695
Alaska Communications Systems Group, Inc.	1,489	18,225
American Tower Corp., Class A *	10,477	410,803
Applied Signal Technology, Inc.	878	10,360
Arris Group, Inc. *	3,523	20,504
Aruba Networks, Inc. *	2,213	11,530
Atheros Communications, Inc. *	1,555	32,406
Ciena Corp. *	2,234	68,874
Citizens Communications Company	8,227	86,301
Clearwire Corp., Class A * (a)	4,317	63,935
CommScope, Inc. *	1,713	59,664
Comtech Telecommunications Corp. *	683	26,637
Consolidated Communications Holdings, Inc.	927	14,026
Corning, Inc.	40,639	976,962
EchoStar Corp. *	2,387	70,512
Embarq Corp.	3,807	152,661
Fairpoint Communications, Inc.	1,319	11,897
General Communication, Inc., Class A *	1,771	10,874
GeoEye, Inc. *	510	13,255
Global Crossing, Ltd. * (a)	1,464	22,194
Globalstar, Inc. * (a)	2,271	16,556
Globecomm Systems, Inc. *	860	7,482
Harmonic, Inc. *	2,361	17,944
Harris Stratex Networks, Inc., Class A *	1,726	17,312
Hughes Communications, Inc. *	574	29,090
Hungarian Telephone & Cable Corp. *	721	12,509
iBasis, Inc. *	2,355	9,655
ICO Global Communications Holdings, Ltd. *	6,141	18,976
Infinera Corp. *	2,456	29,472
InterDigital, Inc. *	1,292	25,595
Iowa Telecommunications Services, Inc. (a)	1,080	19,148

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
J2 Global Communications, Inc. *	1,416	$31,605
JDS Uniphase Corp. *	5,663	75,828
Level 3 Communications, Inc. * (a)	39,954	84,702
Loral Space & Communications, Inc. *	588	14,018
Mastec, Inc. *	2,058	16,896
Network Equipment Technologies, Inc. *	980	6,439
NeuStar, Inc., Class A *	1,978	52,377
Nextwave Wireless, Inc. *	2,605	13,155
NTELOS Holdings Corp.	1,187	28,725
Oplink Communications, Inc. *	828	7,344
OpNext, Inc. * (a)	1,883	10,262
Orbcomm, Inc. * (a)	1,291	6,403
PAETEC Holding Corp. *	2,783	18,535
Plantronics, Inc.	1,293	24,968
Polycom, Inc. *	2,402	54,141
Powerwave Technologies, Inc. * (a)	4,178	10,654
Premiere Global Services, Inc. *	1,645	23,589
QUALCOMM, Inc.	42,481	1,741,721
RCN Corp. * (a)	1,208	13,505
SAVVIS, Inc. *	1,402	22,811
SBA Communications Corp. *	2,776	82,808
Shenandoah Telecommunications Company (a)	757	11,234
ShoreTel, Inc. * (a)	1,372	7,025
Sonus Networks, Inc. * (a)	7,319	25,177
Starent Networks Corp. * (a)	1,901	25,664
SureWest Communications (a)	684	10,575
Symmetricom, Inc. *	2,032	7,092
Tekelec, Inc. *	1,932	24,053
Tellabs, Inc. *	11,519	62,779
TerreStar Corp. *	2,683	13,093
UTStarcom, Inc. * (a)	3,921	11,136
Verizon Communications, Inc.	75,202	2,741,113
Viasat, Inc. *	875	19,005
Virgin Mobile USA, Inc. * (a)	1,554	3,155
Vonage Holdings Corp. * (a)	5,080	9,398

		7,677,477
Telephone - 1.73%
AT&T, Inc.	158,289	6,062,469
Atlantic Tele-Network, Inc.	487	16,475
Cbeyond Communications, Inc. *	852	16,009
Centennial Communications Corp., Class A *	3,354	19,822
CenturyTel, Inc.	2,769	92,041
Cincinnati Bell, Inc. *	6,800	28,968
Harris Corp.	3,526	171,117
IDT Corp. (a)	3,061	11,846
Qwest Communications International, Inc.	46,892	212,421
Sprint Nextel Corp.	73,843	494,010
U.S. Cellular Corp. *	2,249	123,695
Windstream Corp.	11,944	142,731

		7,391,604
Tires & Rubber - 0.04%
Cooper Tire & Rubber Company	1,660	24,850
Goodyear Tire & Rubber Company *	5,447	140,533

The accompanying notes are an integral part of the financial statements.
411

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tires & Rubber (continued)
Myers Indiana, Inc.	1,042	$13,681

		179,064
Tobacco - 1.16%
Alliance One International, Inc. *	3,015	18,211
Altria Group, Inc.	54,473	1,209,301
Loews Corp. - Carolina Group	2,765	200,601
Philip Morris International, Inc. *	54,473	2,755,244
Reynolds American, Inc. (a)	7,620	449,809
Schweitzer Mauduit International, Inc.	535	12,380
Universal Corp.	714	46,788
UST, Inc.	4,004	218,298
Vector Group, Ltd. (a)	1,577	27,739

		4,938,371
Toys, Amusements & Sporting Goods - 0.09%
Hasbro, Inc.	3,801	106,048
Jakks Pacific, Inc. *	841	23,187
Marvel Entertainment, Inc. *	1,989	53,285
Mattel, Inc.	9,439	187,836
Russ Berrie & Company, Inc. *	770	10,826

		381,182
Transportation - 0.33%
Aircastle, Ltd.	1,899	21,364
Alexander & Baldwin, Inc.	1,098	47,302
American Commercial Lines, Inc. *	1,353	21,377
Atlas Air Worldwide Holdings, Inc. *	611	33,605
Bristow Group, Inc. *	627	33,651
C.H. Robinson Worldwide, Inc.	4,367	237,565
Capital Product Partners LP	695	12,962
Con-way, Inc.	1,121	55,467
Dynamex, Inc. *	463	11,714
Eagle Bulk Shipping, Inc. (a)	1,242	31,994
Excel Maritime Carriers, Ltd. (a)	528	15,497
Expeditors International of Washington, Inc.	5,528	249,755
Genco Shipping & Trading, Ltd. (a)	757	42,717
General Maritime Corp. (a)	820	19,360
Horizon Lines, Inc. (a)	920	17,121
Kirby Corp. *	1,347	76,779
K-Sea Transportation Partners LP	482	17,014
Marten Transport, Ltd. *	844	13,099
Martin Midstream Partners LP *	513	15,652
Navios Maritime Partners LP *	838	12,101
OceanFreight, Inc.	499	10,923
OSG America LP	1,060	14,575
Overseas Shipholding Group, Inc.	784	54,911
Pacer International, Inc.	1,166	19,157
Patriot Transportation Holding, Inc. * (a)	166	13,021
PHI, Inc. *	497	15,675
Saia, Inc. *	560	8,882
Ship Finance International, Ltd. (a)	1,754	46,095
TBS International, Ltd. *	750	22,650
Teekay LNG Partners LP *	1,112	31,937
Teekay Shipping Corp.	1,811	76,913
Textainer Group Holdings, Ltd.	1,273	19,197
U.S. Shipping Partners LP * (a)	803	9,572
Universal Truckload Services, Inc. * (a)	570	11,896

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
UTI Worldwide, Inc.	2,535	$50,903

		1,392,403
Travel Services - 0.00%
Ambassadors Group, Inc.	666	12,581

Trucking & Freight - 0.81%
Arkansas Best Corp. (a)	772	24,596
Celadon Group, Inc. *	960	9,293
FedEx Corp.	7,871	729,406
Forward Air Corp. (a)	832	29,486
Heartland Express, Inc. (a)	2,649	37,775
Hub Group, Inc., Class A *	1,073	35,291
J.B. Hunt Transport Services, Inc.	3,245	101,990
Knight Transportation, Inc. (a)	2,283	37,578
Landstar Systems, Inc.	1,385	72,242
Old Dominion Freight Lines, Inc. *	1,043	33,199
Oshkosh Truck Corp.	1,872	67,916
Plains All American Pipeline LP	2,945	140,005
Ryder Systems, Inc.	1,463	89,111
United Parcel Service, Inc., Class B	27,206	1,986,582
Wabash National Corp. (a)	1,176	10,572
Werner Enterprises, Inc.	1,932	35,858
YRC Worldwide, Inc. * (a)	1,635	21,451

		3,462,351
Utility Service - 0.01%
ENGlobal Corp. * (a)	883	7,550
SJW Corp. (a)	602	17,211

		24,761

TOTAL COMMON STOCKS (Cost $367,177,312)		$413,422,229

RIGHTS - 0.00%

Financial Services - 0.00%
Centerline Holding Company (Expiration date
04/04/2008, Strike Price: USD 11.70) *	1,692	0

Pharmaceuticals - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date
06/12/2008, Strike Price: USD 45.00) *	19	0

TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 7.42%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$19,812,930	$19,812,930
Lloyds Bank PLC
2.70% due 04/01/2008	11,785,000	11,785,000

TOTAL SHORT TERM INVESTMENTS
(Cost $31,597,930)		$31,597,930

Total Investments (Total Stock Market Index Trust)
(Cost $398,775,242) - 104.42%		$445,020,159
Liabilities in Excess of Other Assets - (4.42)%		(18,821,086)

TOTAL NET ASSETS - 100.00%		$426,199,073

The accompanying notes are an integral part of the financial statements.
412

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.65%

Aerospace - 0.88%
Boeing Company	900	$66,933
General Dynamics Corp.	5,600	466,872
Goodrich Corp.	12,000	690,120
Northrop Grumman Corp.	1,700	132,277
Raytheon Company	1,000	64,610
Rockwell Collins, Inc.	4,500	257,175
United Technologies Corp.	58,600	4,032,852

		5,710,839
Agriculture - 1.20%
Archer-Daniels-Midland Company	6,400	263,424
Monsanto Company	67,700	7,548,550

		7,811,974
Aluminum - 0.16%
Alcoa, Inc.	29,400	1,060,164

Apparel & Textiles - 0.65%
Coach, Inc. *	52,200	1,573,830
Liz Claiborne, Inc.	12,600	228,690
Mohawk Industries, Inc. * (a)	2,000	143,220
NIKE, Inc., Class B	17,800	1,210,400
Polo Ralph Lauren Corp., Class A	3,100	180,699
VF Corp.	11,300	875,863

		4,212,702
Auto Parts - 0.48%
Autoliv, Inc.	3,200	160,640
AutoZone, Inc. *	7,600	865,108
BorgWarner, Inc.	4,600	197,938
Johnson Controls, Inc.	55,700	1,882,660

		3,106,346
Auto Services - 0.06%
AutoNation, Inc. *	25,700	384,729

Automobiles - 0.48%
Ford Motor Company * (a)	161,400	923,208
General Motors Corp. (a)	20,500	390,525
PACCAR, Inc.	40,450	1,820,250

		3,133,983
Banking - 1.23%
Bank of America Corp.	147,202	5,580,428
BB&T Corp.	18,500	593,110
Comerica, Inc.	9,500	333,260
National City Corp.	53,200	529,340
U.S. Bancorp	28,600	925,496
UnionBanCal Corp.	1,500	73,620

		8,035,254
Biotechnology - 0.54%
Amgen, Inc. *	38,500	1,608,530
Biogen Idec, Inc. *	27,300	1,684,137
Invitrogen Corp. *	2,400	205,128

		3,497,795
Broadcasting - 0.12%
Discovery Holding Company *	26,300	558,086
Liberty Global, Inc., Class A *	7,000	238,560

		796,646

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction - 0.03%
Masco Corp.	9,500	$188,385

Business Services - 1.09%
Affiliated Computer Services, Inc., Class A *	21,300	1,067,343
Cadence Design Systems, Inc. *	4,400	46,992
DST Systems, Inc. *	1,100	72,314
Fiserv, Inc. *	43,100	2,072,679
Fluor Corp.	12,600	1,778,616
Jacobs Engineering Group, Inc. *	16,800	1,236,312
Manpower, Inc.	3,200	180,032
Moody's Corp. (a)	2,100	73,143
NCR Corp. *	9,000	205,470
R.R. Donnelley & Sons Company	3,600	109,116
Total Systems Services, Inc.	12,200	288,652

		7,130,669
Chemicals - 0.52%
Air Products & Chemicals, Inc.	9,100	837,200
Celanese Corp., Series A	14,600	570,130
Dow Chemical Company	4,900	180,565
FMC Corp.	1,300	72,137
Lubrizol Corp.	4,000	222,040
Praxair, Inc.	18,100	1,524,563

		3,406,635
Computers & Business Equipment - 6.55%
Apple, Inc. *	81,000	11,623,500
Cisco Systems, Inc. *	486,800	11,727,012
Cognizant Technology Solutions Corp.,
Class A *	2,200	63,426
Dell, Inc. *	317,600	6,326,592
EMC Corp. *	275,200	3,946,368
Hewlett-Packard Company	16,300	744,258
International Business Machines Corp.	62,600	7,207,764
Juniper Networks, Inc. *	18,400	460,000
Lexmark International, Inc. *	3,800	116,736
Western Digital Corp. *	17,600	475,904

		42,691,560
Construction & Mining Equipment - 0.01%
Rowan Companies, Inc.	1,900	78,242

Construction Materials - 0.11%
Martin Marietta Materials, Inc. (a)	3,500	371,595
Trane, Inc.	6,300	289,170
Vulcan Materials Company	900	59,760

		720,525
Containers & Glass - 0.19%
Ball Corp.	1,700	78,098
Owens-Illinois, Inc. *	20,600	1,162,458

		1,240,556
Cosmetics & Toiletries - 2.21%
Avon Products, Inc.	15,000	593,100
Colgate-Palmolive Company	27,400	2,134,734
Estee Lauder Companies, Inc., Class A	9,300	426,405
Kimberly-Clark Corp.	36,400	2,349,620
Procter & Gamble Company	127,100	8,905,897

		14,409,756

The accompanying notes are an integral part of the financial statements.
413

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 1.98%
Apache Corp.	28,700	$3,467,534
Devon Energy Corp.	13,600	1,418,888
Forest Oil Corp. *	1,500	73,440
Hess Corp.	13,100	1,155,158
Marathon Oil Corp.	1,200	54,720
Occidental Petroleum Corp.	85,100	6,226,767
Sunoco, Inc.	9,300	487,971

		12,884,478
Domestic Oil - 0.04%
Denbury Resources, Inc. *	9,500	271,225

Drugs & Health Care - 0.37%
Wyeth	57,800	2,413,728

Educational Services - 0.66%
Apollo Group, Inc., Class A *	78,500	3,391,200
ITT Educational Services, Inc. *	20,300	932,379

		4,323,579
Electrical Equipment - 0.07%
Emerson Electric Company	6,000	308,760
FLIR Systems, Inc. *	4,500	135,405

		444,165
Electrical Utilities - 0.45%
Constellation Energy Group, Inc.	3,700	326,599
Edison International	7,700	377,454
Mirant Corp. *	6,900	251,091
PPL Corp.	5,700	261,744
Public Service Enterprise Group, Inc.	23,900	960,541
Reliant Energy, Inc. *	30,800	728,420

		2,905,849
Electronics - 0.41%
Arrow Electronics, Inc. *	5,600	188,440
Avnet, Inc. *	11,700	382,941
L-3 Communications Holdings, Inc.	19,300	2,110,262

		2,681,643
Energy - 0.30%
Duke Energy Corp.	44,000	785,400
McDermott International, Inc. *	12,700	696,214
NRG Energy, Inc. *	12,600	491,274

		1,972,888
Financial Services - 1.51%
Blackrock, Inc.	700	142,926
Charles Schwab Corp.	8,300	156,289
Citigroup, Inc.	357,800	7,664,076
Eaton Vance Corp.	7,200	219,672
Franklin Resources, Inc.	3,300	320,067
Goldman Sachs Group, Inc.	700	115,773
Janus Capital Group, Inc.	2,700	62,829
Leucadia National Corp.	18,100	818,482
SEI Investments Company	7,700	190,113
State Street Corp.	800	63,200
T. Rowe Price Group, Inc.	1,300	65,000

		9,818,427

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 6.52%
Coca-Cola Enterprises, Inc.	12,100	$292,820
Kellogg Company	3,800	199,728
Kraft Foods, Inc., Class A	44,159	1,369,371
Pepsi Bottling Group, Inc.	2,000	67,820
PepsiAmericas, Inc.	2,300	58,719
PepsiCo, Inc.	212,500	15,342,500
The Coca-Cola Company	395,700	24,086,259
Tyson Foods, Inc., Class A	29,400	468,930
William Wrigley, Jr. Company	9,100	571,844

		42,457,991
Forest Products - 0.06%
Weyerhaeuser Company	6,200	403,248

Gas & Pipeline Utilities - 0.69%
Equitable Resources, Inc.	1,400	82,460
Transocean, Inc. *	32,684	4,418,877

		4,501,337
Gold - 0.21%
Barrick Gold Corp.	31,200	1,355,640

Healthcare Products - 6.63%
Baxter International, Inc.	1,100	63,602
DENTSPLY International, Inc.	3,400	131,240
Intuitive Surgical, Inc. *	5,200	1,686,620
Johnson & Johnson	374,200	24,274,354
Kinetic Concepts, Inc. *	1,400	64,722
Medtronic, Inc.	72,800	3,521,336
Patterson Companies, Inc. *	28,500	1,034,550
St. Jude Medical, Inc. *	9,600	414,624
Stryker Corp.	60,700	3,948,535
Zimmer Holdings, Inc. *	103,700	8,074,082

		43,213,665
Healthcare Services - 5.51%
Cardinal Health, Inc.	28,300	1,486,033
Covance, Inc. *	2,500	207,425
Coventry Health Care, Inc. *	49,900	2,013,465
Express Scripts, Inc. *	103,400	6,650,688
Humana, Inc. *	1,000	44,860
McKesson Corp.	46,200	2,419,494
Medco Health Solutions, Inc. *	65,500	2,868,245
Quest Diagnostics, Inc.	12,000	543,240
UnitedHealth Group, Inc.	433,300	14,888,188
WellPoint, Inc. *	109,000	4,810,170

		35,931,808
Holdings Companies/Conglomerates - 0.16%
Textron, Inc.	18,700	1,036,354

Homebuilders - 0.03%
Toll Brothers, Inc. *	7,600	178,448

Hotels & Restaurants - 0.34%
McDonald's Corp.	33,800	1,885,026
Starbucks Corp. *	3,600	63,000
Wynn Resorts, Ltd. * (a)	1,800	181,152
Yum! Brands, Inc.	1,900	70,699

		2,199,877

The accompanying notes are an integral part of the financial statements.
414

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products - 0.25%
Clorox Company	1,100	$62,304
Energizer Holdings, Inc. *	17,200	1,556,256

		1,618,560
Industrial Machinery - 1.67%
Cameron International Corp. *	21,500	895,260
Caterpillar, Inc.	30,200	2,364,358
Deere & Company	48,700	3,917,428
Flowserve Corp.	3,000	313,140
FMC Technologies, Inc. *	9,000	512,010
Ingersoll-Rand Company, Ltd., Class A	17,500	780,150
ITT Corp.	9,500	492,195
Pall Corp.	8,100	284,067
Parker-Hannifin Corp.	18,200	1,260,714
W.W. Grainger, Inc.	1,100	84,029

		10,903,351
Industrials - 0.05%
Fastenal Company (a)	6,000	275,580
Harsco Corp.	1,200	66,456

		342,036
Insurance - 3.15%
ACE, Ltd.	14,600	803,876
Aetna, Inc.	18,900	795,501
AFLAC, Inc.	31,800	2,065,410
Allstate Corp.	83,800	4,027,428
American International Group, Inc.	100,400	4,342,300
Aon Corp.	18,800	755,760
Brown & Brown, Inc.	14,900	258,962
Chubb Corp.	22,600	1,118,248
CIGNA Corp.	13,300	539,581
CNA Financial Corp.	4,500	116,055
First American Corp.	5,700	193,458
Hartford Financial Services Group, Inc.	7,700	583,429
Old Republic International Corp.	4,900	63,259
Progressive Corp.	39,300	631,551
Prudential Financial, Inc.	5,100	399,075
SAFECO Corp.	2,700	118,476
The Travelers Companies, Inc.	51,800	2,478,630
Torchmark Corp.	8,900	534,979
UnumProvident Corp.	29,600	651,496
W.R. Berkley Corp.	2,550	70,609

		20,548,083
International Oil - 12.17%
Anadarko Petroleum Corp.	27,300	1,720,719
Chevron Corp.	325,400	27,776,144
ConocoPhillips	114,370	8,716,138
Exxon Mobil Corp.	453,600	38,365,488
Murphy Oil Corp.	11,800	969,252
Noble Corp.	11,900	591,073
Weatherford International, Ltd. *	15,800	1,145,026

		79,283,840
Internet Content - 1.04%
Google, Inc., Class A *	15,400	6,783,238

Internet Retail - 1.60%
Amazon.com, Inc. *	52,400	3,736,120

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
eBay, Inc. *	206,100	$6,150,024
Expedia, Inc. *	24,900	545,061

		10,431,205
Internet Software - 0.10%
McAfee, Inc. *	5,600	185,304
VeriSign, Inc. *	14,400	478,656

		663,960
Leisure Time - 0.13%
MGM MIRAGE * (a)	14,261	838,119

Life Sciences - 0.02%
Waters Corp. *	1,800	100,260

Liquor - 0.30%
Anheuser-Busch Companies, Inc.	40,500	1,921,725

Manufacturing - 2.61%
3M Company	112,600	8,912,290
Danaher Corp.	41,600	3,162,848
Eaton Corp.	3,300	262,911
Harley-Davidson, Inc.	24,300	911,250
Honeywell International, Inc.	49,400	2,787,148
Illinois Tool Works, Inc.	4,200	202,566
SPX Corp.	2,100	220,290
Tyco International, Ltd.	11,900	524,195

		16,983,498
Metal & Metal Products - 0.24%
Crown Holdings, Inc. *	3,000	75,480
Precision Castparts Corp.	13,500	1,378,080
Reliance Steel & Aluminum Company	1,600	95,776

		1,549,336
Mining - 0.24%
Agnico Eagle Mines, Ltd.	9,800	663,558
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,400	904,468

		1,568,026
Multimedia - 0.03%
Liberty Media Corp. - Entertainment, Series A *	9,200	208,288

Office Furnishings & Supplies - 0.11%
Office Depot, Inc. *	65,300	721,565

Paper - 0.01%
Temple-Inland, Inc.	4,700	59,784

Petroleum Services - 2.44%
Baker Hughes, Inc.	3,500	239,750
Diamond Offshore Drilling, Inc.	9,800	1,140,720
Halliburton Company	20,100	790,533
Schlumberger, Ltd.	108,400	9,430,800
Smith International, Inc.	19,500	1,252,485
Valero Energy Corp.	62,100	3,049,731

		15,904,019
Pharmaceuticals - 8.33%
Abbott Laboratories	77,700	4,285,155
AmerisourceBergen Corp.	28,100	1,151,538
Bristol-Myers Squibb Company	16,200	345,060
Eli Lilly & Company	77,600	4,003,384

The accompanying notes are an integral part of the financial statements.
415

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Forest Laboratories, Inc. *	48,900	$1,956,489
Gilead Sciences, Inc. *	26,800	1,381,004
King Pharmaceuticals, Inc. *	7,600	66,120
Merck & Company, Inc.	412,600	15,658,170
Pfizer, Inc.	1,185,200	24,806,236
Schering-Plough Corp.	45,400	654,214

		54,307,370
Publishing - 0.18%
Gannett Company, Inc.	37,400	1,086,470
McGraw-Hill Companies, Inc.	2,700	99,765

		1,186,235
Railroads & Equipment - 0.12%
CSX Corp.	3,200	179,424
Union Pacific Corp.	5,000	626,900

		806,324
Retail Grocery - 0.32%
Safeway, Inc.	26,000	763,100
SUPERVALU, Inc.	12,933	387,731
The Kroger Company	37,600	955,040

		2,105,871
Retail Trade - 9.38%
Abercrombie & Fitch Company, Class A	13,500	987,390
Advance Auto Parts, Inc.	2,200	74,910
American Eagle Outfitters, Inc.	44,950	787,074
Bed Bath & Beyond, Inc. *	36,600	1,079,700
Best Buy Company, Inc.	3,700	153,402
Costco Wholesale Corp.	10,300	669,191
CVS Caremark Corp.	10,800	437,508
Family Dollar Stores, Inc.	14,600	284,700
GameStop Corp., Class A *	10,100	522,271
Home Depot, Inc.	460,000	12,866,200
Kohl's Corp. *	40,200	1,724,178
Lowe's Companies, Inc.	231,000	5,299,140
Staples, Inc.	53,300	1,178,463
Target Corp.	52,800	2,675,904
Tiffany & Company	10,400	435,136
Walgreen Company	103,900	3,957,551
Wal-Mart Stores, Inc.	531,400	27,994,152

		61,126,870
Sanitary Services - 0.02%
Stericycle, Inc. *	2,500	128,750

Semiconductors - 0.66%
Analog Devices, Inc.	4,300	126,936
Cypress Semiconductor Corp. *	3,100	73,191
Intel Corp.	167,800	3,554,004
Intersil Corp., Class A	3,200	82,144
KLA-Tencor Corp.	1,600	59,360
Texas Instruments, Inc.	11,500	325,105
Xilinx, Inc.	2,900	68,875

		4,289,615
Software - 4.91%
Activision, Inc. *	3,500	95,585
Autodesk, Inc. *	5,200	163,696

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
CA, Inc.	12,300	$276,750
Citrix Systems, Inc. *	7,100	208,243
Intuit, Inc. *	9,200	248,492
Microsoft Corp.	845,600	23,998,128
Oracle Corp. *	357,400	6,990,744

		31,981,638
Telecommunications Equipment &
Services - 3.39%
Corning, Inc.	39,200	942,368
QUALCOMM, Inc.	282,900	11,598,900
Verizon Communications, Inc.	261,500	9,531,675

		22,072,943
Telephone - 0.55%
AT&T, Inc.	93,822	3,593,383

Tires & Rubber - 0.04%
Goodyear Tire & Rubber Company *	9,200	237,360

Tobacco - 1.81%
Altria Group, Inc.	152,700	3,389,940
Philip Morris International, Inc. *	152,700	7,723,566
UST, Inc.	12,600	686,952

		11,800,458
Toys, Amusements & Sporting Goods - 0.05%
Hasbro, Inc.	11,500	320,850

Trucking & Freight - 0.28%
FedEx Corp.	3,300	305,811
Oshkosh Truck Corp.	1,600	58,048
United Parcel Service, Inc., Class B	19,600	1,431,192

		1,795,051

TOTAL COMMON STOCKS (Cost $697,922,229)		$642,792,721

SHORT TERM INVESTMENTS - 0.47%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$3,069,039	$3,069,039

TOTAL SHORT TERM INVESTMENTS
(Cost $3,069,039)		$3,069,039

REPURCHASE AGREEMENTS - 1.11%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$7,209,320 on 04/01/2008,
collateralized by $6,865,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $7,354,131, including
interest)	$7,209,000	7,209,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,209,000)		$7,209,000

Total Investments (U.S. Core Trust)
(Cost $708,200,268) - 100.23%		$653,070,760
Liabilities in Excess of Other Assets - (0.23)%		(1,473,517)

TOTAL NET ASSETS - 100.00%		$651,597,243

The accompanying notes are an integral part of the financial statements.
416

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Global Leaders Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.55%

Advertising - 1.07%
Monster Worldwide, Inc. *	6,600	$159,786
Omnicom Group, Inc.	7,700	340,186

		499,972
Aerospace - 3.19%
General Dynamics Corp.	8,400	700,308
Lockheed Martin Corp.	2,600	258,180
Rockwell Collins, Inc.	3,100	177,165
United Technologies Corp.	5,100	350,982

		1,486,635
Agriculture - 1.68%
Monsanto Company	7,000	780,500

Apparel & Textiles - 0.44%
Coach, Inc. *	6,800	205,020

Automobiles - 0.02%
PACCAR, Inc.	200	9,000

Banking - 1.74%
Bank of New York Mellon Corp.	9,900	413,127
Northern Trust Corp.	6,000	398,820

		811,947
Biotechnology - 1.66%
Genentech, Inc. *	9,500	771,210

Broadcasting - 0.21%
Discovery Holding Company *	4,600	97,612

Building Materials & Construction - 0.78%
Foster Wheeler, Ltd. *	6,400	362,368

Business Services - 2.14%
Accenture, Ltd., Class A	9,000	316,530
Automatic Data Processing, Inc.	12,352	523,601
Fiserv, Inc. *	3,300	158,697

		998,828
Cable & Television - 0.75%
Rogers Communications, Inc.	7,600	272,992
Shaw Communications, Inc.	4,100	74,538

		347,530
Cellular Communications - 1.91%
America Movil SA de CV, Series L, ADR	13,200	840,708
Metropcs Communications, Inc. *	2,900	49,300

		890,008
Chemicals - 1.03%
Praxair, Inc.	5,700	480,111

Computers & Business Equipment - 6.99%
Apple, Inc. *	6,700	961,450
Cisco Systems, Inc. *	28,800	693,792
Dell, Inc. *	15,300	304,776
EMC Corp. *	20,700	296,838
Hewlett-Packard Company	8,000	365,280
Juniper Networks, Inc. *	25,300	632,500

		3,254,636
Construction & Mining Equipment - 0.38%
Joy Global, Inc.	2,700	175,932

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries - 1.36%
Procter & Gamble Company	9,063	$635,044

Crude Petroleum & Natural Gas - 0.36%
EOG Resources, Inc.	1,400	168,000

Drugs & Health Care - 0.10%
Wyeth	1,100	45,936

Educational Services - 0.05%
Apollo Group, Inc., Class A *	500	21,600

Electronics - 0.21%
Thermo Fisher Scientific, Inc. *	1,700	96,628

Energy - 0.72%
McDermott International, Inc. *	6,100	334,402

Financial Services - 10.10%
American Express Company	2,900	126,788
Ameriprise Financial, Inc.	7,000	362,950
Blackrock, Inc. (a)(c)	500	102,090
Charles Schwab Corp.	16,500	310,695
CME Group, Inc.	750	351,825
Franklin Resources, Inc.	6,700	649,833
Goldman Sachs Group, Inc.	3,000	496,170
IntercontinentalExchange, Inc. *	200	26,100
MasterCard, Inc., Class A	900	200,691
Merrill Lynch & Company, Inc.	4,300	175,182
Morgan Stanley	9,000	411,300
State Street Corp.	14,136	1,116,744
UBS AG (c)	490	14,268
Visa, Inc. *	5,800	361,688

		4,706,324
Food & Beverages - 0.73%
PepsiCo, Inc.	3,600	259,920
Sysco Corp.	2,747	79,718

		339,638
Healthcare Products - 4.70%
Alcon, Inc.	2,200	312,950
Baxter International, Inc.	3,400	196,588
Becton, Dickinson & Company	1,000	85,850
Intuitive Surgical, Inc. *	400	129,740
Medtronic, Inc.	11,208	542,131
St. Jude Medical, Inc. *	11,600	501,004
Stryker Corp.	6,500	422,825

		2,191,088
Healthcare Services - 3.78%
Cardinal Health, Inc.	900	47,259
Express Scripts, Inc. *	5,400	347,328
Humana, Inc. *	3,800	170,468
Laboratory Corp. of America Holdings *	6,500	478,920
McKesson Corp.	4,800	251,376
Medco Health Solutions, Inc. *	8,300	363,457
WellPoint, Inc. *	2,300	101,499

		1,760,307
Holdings Companies/Conglomerates - 2.78%
General Electric Company	35,001	1,295,387

The accompanying notes are an integral part of the financial statements.
417

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants - 1.62%
Marriott International, Inc., Class A	9,100	$312,676
McDonald's Corp.	3,200	178,464
Yum! Brands, Inc.	7,100	264,191

		755,331
Industrials - 0.29%
Fastenal Company (a)	2,900	133,197

Insurance - 1.65%
Aetna, Inc.	11,900	500,871
Prudential Financial, Inc.	3,400	266,050

		766,921
International Oil - 2.95%
Chevron Corp.	1,700	145,112
Exxon Mobil Corp.	6,900	583,602
Murphy Oil Corp.	6,000	492,840
Petroleo Brasileiro SA, SADR	1,800	152,442

		1,373,996
Internet Content - 2.65%
Google, Inc., Class A *	2,800	1,233,316

Internet Retail - 2.74%
Amazon.com, Inc. *	12,900	919,770
eBay, Inc. *	10,843	323,555
Expedia, Inc. *	1,500	32,835

		1,276,160
Internet Software - 0.83%
McAfee, Inc. *	4,000	132,360
VeriSign, Inc. *	7,600	252,624

		384,984
Leisure Time - 2.29%
Electronic Arts, Inc. *	8,614	430,011
International Game Technology	4,800	193,008
Las Vegas Sands Corp. *	4,700	346,108
MGM MIRAGE * (a)	1,671	98,205

		1,067,332
Manufacturing - 3.38%
Danaher Corp.	15,400	1,170,862
Illinois Tool Works, Inc.	3,800	183,274
Tyco International, Ltd.	5,000	220,250

		1,574,386
Mining - 1.38%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	6,700	644,674

Petroleum Services - 6.29%
Baker Hughes, Inc.	6,200	424,700
Schlumberger, Ltd.	15,100	1,313,700
Smith International, Inc.	12,800	822,144
Total SA, ADR	5,000	370,050

		2,930,594
Pharmaceuticals - 5.33%
Allergan, Inc.	6,700	377,813
Celgene Corp. *	8,400	514,836
Gilead Sciences, Inc. *	18,300	942,999
Merck & Company, Inc.	3,800	144,210

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Roche Holdings AG - Genusschein	1,892	$356,585
Schering-Plough Corp.	10,200	146,982

		2,483,425
Publishing - 0.55%
McGraw-Hill Companies, Inc.	6,900	254,955

Retail Trade - 5.36%
Bed Bath & Beyond, Inc. *	5,800	171,100
Costco Wholesale Corp.	3,800	246,886
CVS Caremark Corp.	27,900	1,130,229
Kohl's Corp. *	9,800	420,322
Target Corp.	2,100	106,428
Wal-Mart Stores, Inc.	8,000	421,440

		2,496,405
Semiconductors - 3.03%
Analog Devices, Inc.	5,800	171,216
Applied Materials, Inc.	7,600	148,276
Broadcom Corp., Class A *	4,100	79,007
Intel Corp.	15,400	326,172
Marvell Technology Group, Ltd. *	26,700	290,496
Xilinx, Inc.	16,600	394,250

		1,409,417
Software - 4.30%
Adobe Systems, Inc. *	6,000	213,540
Autodesk, Inc. *	7,100	223,508
Intuit, Inc. *	3,400	91,834
Microsoft Corp.	42,604	1,209,102
Oracle Corp. *	13,600	266,016

		2,004,000
Steel - 0.06%
Nucor Corp.	400	27,096

Telecommunications Equipment &
Services - 4.25%
American Tower Corp., Class A *	16,300	639,123
Corning, Inc.	16,300	391,852
Nokia Oyj, SADR	16,300	518,829
QUALCOMM, Inc.	10,500	430,500

		1,980,304
Telephone - 0.46%
AT&T, Inc.	5,600	214,480

Toys, Amusements & Sporting Goods - 0.90%
Nintendo Company, Ltd.	800	418,563

Transportation - 0.36%
Expeditors International of Washington, Inc.	3,700	167,166

TOTAL COMMON STOCKS (Cost $46,586,516)		$46,362,365

SHORT TERM INVESTMENTS - 0.84%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$314,103	$314,103

The accompanying notes are an integral part of the financial statements.
418

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
T. Rowe Price Reserve Investment
Fund (c)	$78,816	$78,816

TOTAL SHORT TERM INVESTMENTS
(Cost $392,919)		$392,919

Total Investments (U.S. Global Leaders Growth Trust)
(Cost $46,979,435) - 100.39%		$46,755,284
Liabilities in Excess of Other Assets - (0.39)%		(182,223)

TOTAL NET ASSETS - 100.00%		$46,573,061

U.S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 9.31%

Treasury Inflation Protected
Securities (d) - 1.31%
2.00% due 01/15/2026	$1,392,96	$1,436,058
2.375% due 01/15/2027	3,024,443	3,301,367

		4,737,425

U.S. Treasury Bonds - 0.25%
4.75% due 02/15/2037	240,000	258,131
5.00% due 05/15/2037	110,000	123,054
8.875% due 02/15/2019	370,000	537,888

		919,073

U.S. Treasury Notes - 7.75%
2.00% due 02/28/2010	8,980,000	9,042,438
4.50% due 03/31/2009	17,000,000	17,499,375
4.625% due 07/31/2012	840,000	918,225
4.75% due 08/15/2017	570,000	630,651

		28,090,689

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,633,853)		$33,747,187

U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.07%

Federal Home Loan Mortgage Corp. - 17.58%
5.00% due 08/01/2033 to 12/01/2034	4,261,831	4,232,158
5.50% due 11/01/2035 to 12/01/2037	50,224,728	50,771,380
5.881% due 01/01/2037	5,879,719	5,984,079
6.00% due 10/01/2010 to 12/01/2037	1,064,305	1,100,705
6.50% due 12/01/2010	19,398	19,606
7.00% due 02/01/2011 to 06/01/2032	1,417,914	1,496,642
9.00% due 10/01/2017	17,742	18,079
9.50% due 08/01/2020	59,039	65,956
11.75% due 12/01/2013	2,625	3,033
12.00% due 07/01/2020	16,558	18,349

		63,709,987
Federal National Mortgage
Association - 52.08%
4.75% due 11/19/2012	7,500,000	8,003,475
5.00% due 04/01/2019 to 05/01/2036	5,313,016	5,348,906
5.00% TBA **	104,300,000	103,244,355
5.2212% due 02/17/2009 (b)	4,456,000	4,497,797
5.50% due 04/01/2018 to 08/01/2037	12,294,173	12,502,786
5.50% TBA **	26,900,000	27,290,562

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.767% due 08/01/2037 (b)	$3,332,907	$3,386,728
6.00% due 10/01/2036 to 03/01/2037	9,729,740	9,977,205
6.00% TBA **	5,420,000	5,577,516
6.359% due 07/01/2037 (b)	4,152,415	4,292,477
6.50% due 02/01/2026 to 06/01/2029	726,062	759,838
7.00% due 07/01/2022 to 01/01/2034	1,825,207	1,937,178
7.50% due 09/01/2029 to 02/01/2031	332,774	359,408
8.00% due 06/01/2017 to 03/01/2033	788,883	856,705
8.25% due 09/01/2008	155	155
8.50% due 02/01/2009 to 08/01/2019	269,788	293,562
8.75% due 08/01/2009 to 12/01/2009	23,683	24,304
9.00% due 05/01/2021	14,717	16,183
11.50% due 09/01/2013 to 04/01/2019	65,956	77,030
12.00% due 01/01/2013 to 04/01/2016	176,301	208,921
12.50% due 01/01/2013 to 09/01/2015	82,208	94,648
13.50% due 11/01/2014	39,382	46,030

		188,795,769

Government National Mortgage
Association - 4.41%
5.00% TBA **	6,100,000	6,082,847
6.00% TBA **	7,700,000	7,945,437
6.50% due 02/15/2034 to 09/15/2034	968,001	1,009,256
7.50% due 02/15/2022 to 12/15/2027	489,439	528,074
8.50% due 06/15/2025	378,941	418,851
11.00% due 09/15/2015	1,719	2,043

		15,986,508

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $264,753,720)		$268,492,264

CORPORATE BONDS - 0.53%

Financial Services - 0.53%
Federal National Mortgage Association
4.15% due 02/13/2013	1,930,000	1,934,333

TOTAL CORPORATE BONDS (Cost $1,930,000)		$1,934,333

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.57%
American Home Mortgage Assets, Series 2006-2,
Class 2A1
3.325% due 09/25/2046 (b)	1,419,235	1,069,280
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
3.215% due 06/25/2046 (b)	1,084,169	1,059,896
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
5.9745% due 11/25/2034 (b)	350,292	348,824
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.9096% due 11/25/2034 (b)	1,207,966	933,814
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040 (b)	650,000	652,567
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	3,081,318	2,942,659

The accompanying notes are an integral part of the financial statements.
419

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.0208% due 09/25/2037 (b)(g)	$3,595,746	$3,424,948
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	3,080,000	2,991,422
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
4.2638% due 11/20/2035 (b)	644,924	510,288
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
3.325% due 08/25/2046 (b)	2,595,500	1,946,079
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.055% due 07/25/2036 (b)	2,866,111	1,936,358
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
3.345% due 06/25/2046 (b)	1,764,462	1,470,204
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
2.7356% due 07/20/2046 (b)	2,707,532	1,734,228
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
3.3238% due 07/25/2036 (b)	643,621	422,339
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
2.7356% due 07/20/2046 (b)	2,789,045	1,828,851
Countrywide Home Loans, Series
2004-12, Class 16A1
6.7134% due 08/25/2034 (b)	302,376	285,938
Countrywide Home Loans, Series
2004-20, Class 2A1
7.0222% due 09/25/2034 (b)	331,433	260,717
Countrywide Home Loans, Series 2005-7, Class 2A1
3.445% due 03/25/2035 (b)	815,451	626,095
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class A4
5.10% due 08/15/2038 (b)	1,960,000	1,936,231
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	692,679	634,251
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023	529,247	1,660
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
6.1491% due 01/25/2043 (b)	1,550,586	1,576,413
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
3.235% due 09/25/2046 (b)	2,440,597	2,078,889
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
3.3788% due 06/19/2034 (b)	462,868	426,248
Impac CMB Trust, Series 2004-5, Class 1A1
3.495% due 10/25/2034 (b)	268,897	193,918
Impac Secured Assets Corp., Series 2005-2,
Class A1
2.9188% due 03/25/2036 (b)	2,004,235	1,426,574
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039 (b)	900,000	902,614

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	$3,490,000	$3,402,833
Luminent Mortgage Trust, Series 2006-4, Class A1A
2.7888% due 05/25/2046 (b)	2,350,229	1,776,979
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
6.4369% due 10/25/2034 (b)	473,298	406,524
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
6.9458% due 12/25/2034 (b)	156,880	157,881
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
3.335% due 05/25/2047 (b)	3,154,966	2,375,487
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6584% due 05/12/2039 (b)	1,460,000	1,469,736
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
3.205% due 06/25/2036 (b)	1,422,537	1,359,863
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
2.7888% due 09/25/2046 (b)	2,194,810	1,670,109
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
3.535% due 10/25/2045 (b)	104,027	80,798
Residential Accredit Loans, Inc., Series 2006-QO5,
Class 3A1
4.935% due 04/25/2046 (b)	9,516	9,464
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
3.565% due 03/25/2033 (g)	36,187	29,368
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
7.3486% due 11/25/2034 (b)	92,254	87,939
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.1945% due 01/25/2035 (b)	44,579	45,192
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.045% due 12/25/2035 (b)	2,594,281	1,962,258
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
2.7888% due 07/25/2036 (b)	2,205,139	1,488,877
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
3.345% due 08/25/2036 (b)	3,047,032	2,238,129
Thornburg Mortgage Securities Trust, Series
2005-2, Class A4
3.385% due 07/25/2045 (b)	3,420,732	3,408,977
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
3.395% due 10/25/2035 (b)	3,095,483	3,057,932
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
2.7038% due 06/25/2036 (b)	3,151,045	3,093,658
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
2.7088% due 06/25/2036 (b)	3,317,852	3,279,873

The accompanying notes are an integral part of the financial statements.
420

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2247% due 09/25/2037 (b)	$1,361,135	$1,266,063
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2172% due 09/25/2037 (b)	1,264,236	1,140,723
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
2.8688% due 12/25/2045 (b)	1,968,410	1,523,067
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
2.8888% due 12/25/2045 (b)	275,302	213,143
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
3.425% due 12/25/2045 (b)	214,559	169,497
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
2.7288% due 08/25/2036 (b)	1,675,022	1,588,022

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $83,195,490)		$70,923,697

ASSET BACKED SECURITIES - 11.39%
ACE Securities Corp., Series 2006-GP1, Class A
2.7288% due 02/25/2031 (b)	1,892,208	1,699,400
ACE Securities Corp., Series 2006-SL3, Class A1
3.235% due 06/25/2036 (b)	1,782,695	902,094
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
3.615% due 06/25/2034 (b)	355,503	282,736
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
3.4113% due 02/15/2034 (b)	1,685,336	1,422,152
Countrywide Home Equity Loan Trust, Series
2004-R, Class 2A
3.3713% due 03/15/2030 (b)	1,735,318	1,227,709
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.1675% due 07/15/2036 (b)	2,189,894	1,774,451
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
5.5775% due 08/15/2037 (b)	3,162,852	2,691,625
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
3.395% due 05/25/2036 (b)(g)	1,708,542	1,474,152
EMC Mortgage Loan Trust, Series 2006-A, Class A1
3.585% due 12/25/2042 (b)(g)	593,697	490,373
GMAC Mortgage Corp. Loan Trust, Series
2004-VF1, Class A1
3.885% due 02/25/2031 (b)(g)	2,891,137	2,405,094
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
3.345% due 11/25/2036 (b)	3,688,198	1,284,072
GSAA Home Equity Trust, Series 2005-5, Class A4
3.405% due 02/25/2035 (b)	1,117,837	938,458
GSAMP Trust, Series 2006-S4, Class A1
2.6888% due 05/25/2036 (b)	1,378,517	1,107,752
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
2.7288% due 06/25/2036 (b)	2,084,892	803,373

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
2.6588% due 08/25/2036 (b)	$24,432	$24,291
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	4,530,000	4,438,219
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
3.415% due 09/25/2035 (b)	454,189	435,898
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
4.0988% due 10/25/2037 (b)	3,209,136	3,073,752
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
3.665% due 09/25/2034 (b)	100,766	82,241
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
3.165% due 07/25/2036 (b)	741,700	732,473
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
2.7488% due 03/25/2036 (b)	1,349,238	1,035,097
SACO I Trust, Inc., Series 2006-6, Class A
2.7288% due 06/25/2036 (b)	1,930,254	698,244
SACO I Trust, Inc., Series 2006-7, Class A1
3.265% due 07/25/2036 (b)	2,150,976	802,574
SLM Student Loan Trust, Series 2006-5, Class A2
3.3212% due 07/25/2017 (b)	2,173,046	2,159,825
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
2.7088% due 02/25/2036 (b)(g)	2,121,837	680,833
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
3.395% due 03/25/2036 (b)(g)	2,402,462	2,066,118
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
3.265% due 07/25/2036 (b)(g)	1,884,963	1,854,038
Lehman XS Trust, Series 2005-5N, Class 3A1A
3.435% due 11/25/2035 (b)	97,244	76,492
Lehman XS Trust, Series 2005-7N, Class 1A1B
3.435% due 12/25/2035 (b)	127,694	87,081
Lehman XS Trust, Series 2006-2N, Class 1A1
3.395% due 02/25/2046 (b)	621,903	471,608
Lehman XS Trust, Series 2006-GP3, Class 3A1A
3.205% due 06/25/2046 (b)	2,151,620	2,048,297
RAAC Series, Series 2006-RP3, Class A
3.405% due 05/25/2036 (b)(g)	2,282,846	2,021,822

TOTAL ASSET BACKED SECURITIES
(Cost $54,543,860)		$41,292,344

PREFERRED STOCKS - 0.46%

Financial Services - 0.46%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	39,750	969,900
Federal National Mortgage Association, 8.25%	28,575	687,229

		1,657,129

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$1,657,129

The accompanying notes are an integral part of the financial statements.
421

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.02%

Put Options - 0.02%
Purchased Put Option on U.S. Treasury Note 10
Yrs. Futures
Expiration 04/25/2008 at $117.00 *	46,000	$17,969
Expiration 04/25/2008 at $119.00 *	46,000	53,187

		71,156

TOTAL OPTIONS (Cost $94,616)		$71,156

REPURCHASE AGREEMENTS - 24.80%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2008 at
1.35% to be repurchased at
$89,903,371 on 04/01/2008,
collateralized by $88,610,000 U.S.
Treasury Notes, 4.375% due
11/15/2008 (valued at
$91,697,970, including interest)	$89,900,000	$89,900,000

TOTAL REPURCHASE AGREEMENTS
(Cost $89,900,000)		$89,900,000

SHORT TERM INVESTMENTS - 0.24%
Federal National Mortgage Association Discount
Notes
zero coupon due 12/15/2008 ****	$874,000	$862,725

TOTAL SHORT TERM INVESTMENTS
(Cost $862,726)		$862,725

Total Investments (U.S. Government Securities Trust)
(Cost $529,622,390) - 140.39%		$508,880,835
Liabilities in Excess of Other Assets - (40.39)%		(146,406,065)

TOTAL NET ASSETS - 100.00%		$362,474,770

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 76.74%

Advertising - 1.18%
Lamar Media Corp.
6.625% due 08/15/2015	$1,900,000	$1,672,000
Lamar Media Corp., Series C
6.625% due 08/15/2015	1,620,000	1,425,600
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)	1,030,000	643,750
Sheridan Group, Inc.
10.25% due 08/15/2011	1,600,000	1,410,000

		5,151,350

Agriculture - 0.32%
Mosaic Company
7.625% due 12/01/2014 (g)	650,000	695,500
7.625% due 12/01/2016 (g)	650,000	698,750

		1,394,250

Air Travel - 0.07%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	333,582	316,903

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Auto Parts - 0.51%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	$1,560,000	$1,357,200
11.25% due 11/01/2015 (g)	1,060,000	879,800

		2,237,000

Auto Services - 1.60%
KAR Holdings, Inc.
8.75% due 05/01/2014	900,000	801,000
10.00% due 05/01/2015	7,131,000	6,168,315

		6,969,315

Automobiles - 2.04%
Asbury Automotive Group, Inc.
7.625% due 03/15/2017	175,000	138,250
Ford Motor Company
7.45% due 07/16/2031	900,000	594,000
General Motors Corp.
7.375% due 05/23/2048	575,000	369,108
8.375% due 07/15/2033	6,035,000	4,254,675
Group 1 Automotive, Inc.
8.25% due 08/15/2013	185,000	173,900
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013 (a)	1,500,000	1,387,500
United Auto Group, Inc.
7.75% due 12/15/2016	2,300,000	1,989,500

		8,906,933

Banking - 0.19%
Chevy Chase Bank
6.875% due 12/01/2013	905,000	846,175

Broadcasting - 1.88%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	3,650,000	3,248,500
Fisher Communications, Inc.
8.625% due 09/15/2014	3,475,000	3,509,750
LBI Media, Inc.
8.50% due 08/01/2017 (g)	1,250,000	1,082,812
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	350,000

		8,191,062

Building Materials & Construction - 0.32%
Esco Corp.
6.675% due 12/15/2013 (b)(g)	625,000	537,500
8.625% due 12/15/2013 (g)	875,000	848,750

		1,386,250

Business Services - 4.67%
Affinity Group, Inc.
9.00% due 02/15/2012	950,000	877,562
10.875% due 02/15/2012	474,468	431,766
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	625,500
First Data Corp.
3.375% due 08/01/2008	972,000	954,990
9.875% due 09/24/2015 (g)	5,065,000	4,165,963
IKON Office Solutions, Inc.
9.9263% due 01/01/2012 (b)(g)	975,000	926,250
NCO Group, Inc.
11.875% due 11/15/2014	1,175,000	904,750

The accompanying notes are an integral part of the financial statements.
422

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Rural/Metro Corp.
9.875% due 03/15/2015	$1,300,000	$1,150,500
SunGard Data Systems, Inc.
3.75% due 01/15/2009	350,000	342,125
4.875% due 01/15/2014	400,000	350,500
9.125% due 08/15/2013	505,000	510,050
10.25% due 08/15/2015	9,036,000	9,081,180

		20,321,136

Cable & Television - 5.31%
Charter Communications Operating LLC
8.00% due 04/30/2012 (g)	6,170,000	5,660,975
8.375% due 04/30/2014 (g)	4,275,000	3,847,500
CSC Holdings, Inc.
6.75% due 04/15/2012	2,515,000	2,426,975
7.25% due 07/15/2008	400,000	400,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	350,000	346,062
8.125% due 08/15/2009	300,000	303,000
DirecTV Holdings LLC
6.375% due 06/15/2015	320,000	298,400
8.375% due 03/15/2013 (a)	4,744,000	4,809,230
Echostar DBS Corp.
6.375% due 10/01/2011	375,000	360,000
7.125% due 02/01/2016	2,200,000	2,051,500
Videotron Ltee.
6.375% due 12/15/2015	1,330,000	1,163,750
6.875% due 01/15/2014	1,606,000	1,481,535

		23,148,927

Cellular Communications - 3.84%
Centennial Communications Corp.
10.00% due 01/01/2013	3,875,000	3,603,750
Cricket Communications, Inc.
9.375% due 11/01/2014	890,000	843,275
9.375% due 11/01/2014 (g)	3,150,000	2,984,625
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,725,000	2,507,000
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	1,100,000	1,100,000
8.25% due 03/15/2012	2,825,000	2,895,625
9.875% due 02/01/2010	2,700,000	2,774,250

		16,708,525

Chemicals - 1.09%
American Pacific Corp.
9.00% due 02/01/2015	1,435,000	1,395,538
Huntsman International LLC
7.875% due 11/15/2014	500,000	530,000
Innophos, Inc.
8.875% due 08/15/2014	2,900,000	2,813,000

		4,738,538

Commercial Services - 0.51%
Mac-Gray Corp.
7.625% due 08/15/2015	2,350,000	2,232,500

Computers & Business Equipment - 0.37%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	1,700,000	1,619,250

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass - 1.61%
Crown Holdings, Inc.
8.00% due 04/15/2023	$2,650,000	$2,464,500
Graham Packaging Company
9.875% due 10/15/2014	2,750,000	2,310,000
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,550,000	1,604,250
Owens-Illinois, Inc.
7.80% due 05/15/2018	650,000	643,500

		7,022,250

Correctional Facilities - 1.03%
Corrections Corp. of America
6.25% due 03/15/2013	1,365,000	1,337,700
6.75% due 01/31/2014	1,320,000	1,326,600
Geo Group, Inc.
8.25% due 07/15/2013	1,800,000	1,813,500

		4,477,800

Crude Petroleum & Natural Gas - 2.26%
AmeriGas Partners LP
7.125% due 05/20/2016	1,915,000	1,876,700
7.25% due 05/20/2015	557,000	548,645
Calfrac Holdings LP
7.75% due 02/15/2015 (g)	1,550,000	1,449,250
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	194,000
6.625% due 01/15/2016	1,985,000	1,945,300
6.875% due 01/15/2016	400,000	396,000
6.875% due 11/15/2020	2,500,000	2,425,000
7.50% due 09/15/2013	400,000	412,000
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	660,000	618,750

		9,865,645

Educational Services - 0.27%
Education Management Corp.
8.75% due 06/01/2014	1,400,000	1,183,000

Electrical Utilities - 0.25%
Nevada Power Company, Series O
6.50% due 05/15/2018	1,050,000	1,070,949

Electronics - 0.93%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	750,000	735,000
L-3 Communications Corp.
5.875% due 01/15/2015	2,150,000	2,058,625
6.125% due 07/15/2013	65,000	63,537
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,235,000	1,207,213

		4,064,375

Energy - 2.11%
NRG Energy, Inc.
7.25% due 02/01/2014	450,000	444,375
7.375% due 02/01/2016	5,759,000	5,643,820
7.375% due 01/15/2017	3,175,000	3,087,688

		9,175,883

Financial Services - 6.74%
CIT Group, Inc.
6.00% due 04/01/2036	1,625,000	1,216,729

The accompanying notes are an integral part of the financial statements.
423

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Consolidated Communications Holdings, Inc.
9.75% due 04/01/2012	$500,000	$524,375
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	1,000,000	1,022,439
Ford Motor Credit Company
7.00% due 10/01/2013	2,360,000	1,840,845
8.00% due 12/15/2016	6,650,000	5,205,653
General Motors Acceptance Corp.
6.75% due 12/01/2014	625,000	442,313
8.00% due 11/01/2031	3,535,000	2,533,506
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	3,625,000	3,625,000
NSG Holdings, Inc.
7.75% due 12/15/2025 (g)	1,695,000	1,644,150
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	8,955,000	7,678,913
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017	2,275,000	1,933,750
TRAINS HY-2006 -1
7.572% due 05/01/2016 (g)	1,752,000	1,670,444

		29,338,117

Food & Beverages - 1.91%
Del Monte Corp.
8.625% due 12/15/2012	3,400,000	3,459,500
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,704,000	1,312,080
8.625% due 05/01/2009 (a)	550,000	478,500
8.875% due 03/15/2011	740,000	599,400
Pilgrim's Pride Corp.
7.625% due 05/01/2015	1,250,000	1,203,125
8.375% due 05/01/2017	750,000	660,000
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	600,000	594,000

		8,306,605

Funeral Services - 0.97%
Service Corp. International
6.75% due 04/01/2016	500,000	483,750
7.00% due 06/15/2017	2,350,000	2,267,750
7.50% due 04/01/2027	1,025,000	871,250
7.625% due 10/01/2018	150,000	150,750
7.875% due 02/01/2013	450,000	454,500

		4,228,000

Gas & Pipeline Utilities - 3.55%
El Paso Corp.
6.875% due 06/15/2014	500,000	509,888
7.00% due 06/15/2017	2,950,000	3,034,101
7.75% due 01/15/2032	1,875,000	1,925,691
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	2,270,000	2,287,025
Sabine Pass LNG LP
7.50% due 11/30/2016	7,025,000	6,779,125
Williams Companies, Inc.
6.375% due 10/01/2010 (g)	250,000	256,250
6.7287% due 10/01/2010 (b)(g)	650,000	663,000

		15,455,080

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Products - 0.48%
Cooper Companies (The), Inc.
7.125% due 02/15/2015	$2,200,000	$2,090,000

Healthcare Services - 0.54%
Centene Corp.
7.25% due 04/01/2014	1,375,000	1,278,750
DaVita, Inc.
6.625% due 03/15/2013	300,000	291,000
Healthsouth Corp.
10.75% due 06/15/2016	750,000	787,500

		2,357,250

Hotels & Restaurants - 0.97%
O'Charleys, Inc.
9.00% due 11/01/2013	4,625,000	4,208,750

Household Appliances - 0.52%
ALH Finance LLC
8.50% due 01/15/2013	2,495,000	2,270,450

Industrial Machinery - 1.00%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,535,000	1,448,656
Baldor Electric Company
8.625% due 02/15/2017	1,200,000	1,188,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,075,000	1,711,875

		4,348,531

Insurance - 0.36%
USI Holdings Corp.
9.75% due 05/15/2015 (g)	2,150,000	1,553,375

Leisure Time - 3.91%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	1,387,000	1,400,870
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)	1,805,000	1,624,500
8.2375% due 11/15/2012 (b)(g)	939,000	812,235
Majestic Star Casino LLC
9.50% due 10/15/2010	1,040,000	917,800
MGM Mirage, Inc.
6.00% due 10/01/2009	1,750,000	1,736,875
8.50% due 09/15/2010	1,250,000	1,290,625
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	686,000	625,975
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	435,000
9.75% due 04/01/2010 (a)	400,000	386,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,000,000	1,880,000
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,044,750
San Pasqual Casino Development Group
8.00% due 09/15/2013 (g)	1,850,000	1,725,125
Speedway Motorsports, Inc.
6.75% due 06/01/2013	1,635,000	1,594,125
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,600,000	1,540,000

		17,013,880

The accompanying notes are an integral part of the financial statements.
424

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Liquor - 0.51%
Constellation Brands, Inc.
7.25% due 09/01/2016	$2,000,000	$1,945,000
7.25% due 05/15/2017	300,000	291,000

		2,236,000

Medical-Hospitals - 3.90%
Community Health Systems, Inc.
8.875% due 07/15/2015	4,120,000	4,135,450
HCA, Inc.
6.25% due 02/15/2013	21,000	18,270
7.875% due 02/01/2011	740,000	727,050
9.125% due 11/15/2014	650,000	669,500
9.25% due 11/15/2016	5,375,000	5,576,562
Multiplan, Inc.
10.375% due 04/15/2016 (g)	1,800,000	1,647,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	800,000	772,000
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,400,000	2,166,000
6.875% due 11/15/2031	635,000	444,500
United Surgical Partners International, Inc.
8.875% due 05/01/2017	885,000	831,900

		16,988,232

Mining - 1.00%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	725,000	764,875
8.375% due 04/01/2017	3,375,000	3,581,719

		4,346,594

Office Furnishings & Supplies - 0.03%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	150,000	142,500

Paper - 0.81%
AbitibiBowater Inc
9.375% due 12/15/2021	1,081,360	682,084
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	874,000	862,080
Georgia-Pacific Corp.
7.125% due 01/15/2017 (g)	730,000	675,250
Neenah Paper, Inc.
7.375% due 11/15/2014	700,000	612,500
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	712,313

		3,544,227

Petroleum Services - 2.17%
Grant Prideco, Inc., Series B
6.125% due 08/15/2015	24,000	24,540
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (g)	3,360,000	3,385,200
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	3,225,000	3,216,938
Swift Energy Company
7.125% due 06/01/2017	3,100,000	2,844,250

		9,470,928

Pharmaceuticals - 0.36%
Omnicare, Inc.
6.875% due 12/15/2015	1,820,000	1,583,400

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing - 0.77%
Dex Media West LLC
9.875% due 08/15/2013	$500,000	$435,000
Nielsen Finance LLC
zero coupon, Step up to 12.50% on
08/01/2011 due 08/01/2016	3,775,000	2,387,687
10.00% due 08/01/2014	525,000	522,375

		3,345,062

Real Estate - 1.75%
BF Saul, REIT
7.50% due 03/01/2014	1,465,000	1,300,187
Host Marriott LP, REIT
7.125% due 11/01/2013	500,000	490,000
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,955,000	1,911,013
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	4,200,000	3,927,000

		7,628,200

Retail - 1.81%
Ferrellgas Escrow LLC
6.75% due 05/01/2014	2,400,000	2,340,000
Rite Aid Corp, Series WI
9.50% due 06/15/2017	2,635,000	2,068,475
Suburban Propane Partners LP
6.875% due 12/15/2013	655,000	638,625
Susser Holdings LLC
10.625% due 12/15/2013 (g)	2,330,000	2,394,075
Toys R Us, Inc.
7.875% due 04/15/2013	575,000	431,250

		7,872,425

Retail Grocery - 0.21%
Smithfield Foods, Inc.
7.75% due 07/01/2017	932,000	908,700

Retail Trade - 0.10%
Payless Shoesource, Inc.
8.25% due 08/01/2013	475,000	418,000

Sanitary Services - 0.66%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	700,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	195,500
7.125% due 05/15/2016	2,000,000	1,995,000

		2,890,500

Semiconductors - 0.43%
NXP BV / NXP Funding LLC
7.0075% due 10/15/2013 (b)	1,395,000	1,150,875
9.50% due 10/15/2015	900,000	740,250

		1,891,125

Software - 0.28%
Open Solutions, Inc.
9.75% due 02/01/2015 (g)	1,575,000	1,220,625

Telecommunications Equipment &
Services - 4.37%
American Tower Corp.
7.00% due 10/15/2017 (g)	2,705,000	2,705,000

The accompanying notes are an integral part of the financial statements.
425

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Citizens Communications Company
7.05% due 10/01/2046	$1,050,000	$719,250
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	4,650,000	4,713,937
PanAmSat Corp.
9.00% due 08/15/2014	6,430,000	6,478,225
9.00% due 06/15/2016	2,240,000	2,256,800
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	2,150,000	2,171,500

		19,044,712

Telephone - 1.98%
Qwest Communications International, Inc.
7.25% due 02/15/2011	395,000	379,200
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	470,000
Qwest Corp.
6.05% due 06/15/2013 (b)	2,110,000	1,899,000
6.50% due 06/01/2017	1,250,000	1,128,125
7.50% due 06/15/2023	1,000,000	872,500
7.50% due 10/01/2014	600,000	585,000
8.875% due 03/15/2012	1,760,000	1,795,200
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,480,995

		8,610,020

Tires & Rubber - 0.11%
Goodyear Tire & Rubber Company
7.857% due 08/15/2011	475,000	486,281

Tobacco - 0.54%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	255,000
7.625% due 06/01/2016	2,000,000	2,104,328

		2,359,328

Transportation - 1.64%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,450,000	2,486,750
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	3,315,000	2,892,338
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,750,000

		7,129,088

TOTAL CORPORATE BONDS (Cost $355,668,890)		$334,314,001

ASSET BACKED SECURITIES - 0.25%
DB Master Finance LLC, Series-2006-1, Class M1
8.285% due 06/20/2031 (g)	1,250,000	1,092,725

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,976)		$1,092,725

TERM LOANS - 15.44%

Air Travel - 0.08%
U.S. Airways Group, Inc.
5.785% due 02/23/2014 (b)	495,000	363,206

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Auto Parts - 0.05%
Pep Boys - Manny, Moe & Jack
7.08% due 01/31/2013 (b)	$242,857	$229,500

Automobiles - 0.33%
CSK Automotive, Inc.
9.625% due 06/30/2012 (b)	493,781	478,968
Ford Motor Company, Tranche B
8.00% due 11/29/2013 (b)	644,356	531,813
General Motors Corp., Tranche B
7.0556% due 11/17/2013 (b)	498,741	438,475

		1,449,256

Broadcasting - 0.19%
Citadel Broadcasting Corp.
4.905% due 06/12/2014 (b)	1,000,000	820,000

Business Services - 0.99%
Education Management Corp., Tranche C
6.625% due 05/29/2011 (b)	965,909	843,963
Reynolds & Reynolds Company, Inc.
6.8425% due 10/24/2012 (b)	379,771	375,974
Reynolds & Reynolds Company, Inc.,Tranche 2
10.6981% due 10/01/2013 (b)	1,125,000	1,029,375
Reynolds & Reynolds Company, Inc.,Tranche 3
12.6981% due 04/01/2014 (b)	625,000	575,000
SunGard Data Systems, Inc., Tranche B1
5.1619% due 01/31/2013 (b)	1,593,949	1,486,788

		4,311,100

Cable & Television - 0.71%
Charter Communications Operating LLC, Tranche 3
7.6981% due 03/01/2014 (b)	750,000	573,750
Charter Communications Operating LLC, Tranche
B1
5.26% due 03/06/2014 (b)	750,000	642,000
CSC Holdings, Inc.
6.9925% due 03/23/2013 (b)	2,020,329	1,883,957

		3,099,707

Cellular Communications - 0.23%
Crown Castle International Corp.
6.6875% due 03/05/2014 (b)	1,115,911	1,017,153

Chemicals - 0.38%
Celanese Holdings LLC, Letter of Credit
7.0994% due 04/02/2014 (b)	578,958	541,086
Celanese Holdings LLC, Tranche B
5.225% due 04/02/2014 (b)	166,667	155,764
Huntsman International LLC
5.035% due 04/19/2014 (b)	989,300	953,749

		1,650,599

Commercial Services - 0.16%
Safety-Kleen, Corp., Letter of Credit
3.3125% due 07/27/2013 (b)	152,542	148,347
Safety-Kleen, Corp., Tranche B
5.8125% due 07/27/2013 (b)	577,436	565,888

		714,235

Containers & Glass - 0.11%
Owens-Illinois, Inc.
4.6275% due 06/14/2013 (b)	489,770	464,792

The accompanying notes are an integral part of the financial statements.
426

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Crude Petroleum & Natural Gas - 0.12%
Coffeyville Resources, Inc., Letter of Credit
4.6288% due 12/28/2010 (b)	$129,730	$119,189
Coffeyville Resources, Inc., Tranche D
8.36% due 12/28/2013 (b)	422,036	388,273

		507,462

Domestic Oil - 0.20%
Alon USA LP
5.5213% due 06/07/2013 (b)	985,000	852,025

Electrical Utilities - 1.63%
Boston Generating, LC
8.235% due 12/21/2013 (b)	63,038	55,509
Boston Generating, Revolver
7.485% due 12/21/2013 (b)	31,776	27,980
Boston Generating, Term Loan B
7.08% due 12/20/2013 (b)	486,977	428,810
Calpine Corp., Tranche B
7.61% due 03/29/2009 (b)	6,207,502	5,447,797
Texas Competitive Electric Holdings Company LLC
6.58% due 10/10/2014 (b)	1,250,000	1,136,119

		7,096,215

Energy - 1.35%
Covanta Energy Corp., Letter of Credit
4.6025% due 02/02/2014 (b)	560,825	517,361
Covanta Energy Corp., Tranche B
4.625% due 02/02/2014 (b)	1,130,631	1,043,007
NRG Energy, Inc.
6.9481% due 02/01/2013 (b)	1,586,811	1,502,647
NRG Energy, Inc., Tranche L
6.58% due 02/01/2013 (b)	732,624	693,766
Sandridge Energy, Inc.
8.625% due 04/01/2015 (b)	2,150,000	2,125,812

		5,882,593

Financial Services - 1.90%
BNY ConvergEx Group, Tranche 1
7.83% due 08/17/2013 (b)	1,250,000	1,025,000
Emdeon Business Services LLC, Tranche 1B
6.83% due 11/16/2013 (b)	475,132	435,934
Emdeon Business Services LLC, Tranche 2
9.83% due 05/16/2014 (b)	1,000,000	880,000
Linsco/Private Ledger Corp., Tranche B
8.196% due 06/27/2013 (b)	1,937,241	1,743,517
TD Ameritrade Holding Corp.
6.63% due 12/31/2012 (b)	1,000,000	949,375
TPF Generation Holdings LLC, Tranche 2
9.08% due 12/15/2014 (b)	800,000	688,000
VNU, Inc., Tranche B
5.3463% due 08/09/2013 (b)	2,044,313	1,848,396
Wimar Landco LLC, Tranche B
5.5213% due 07/03/2008 (b)	750,000	686,250

		8,256,472

Food & Beverages - 0.32%
Dean Foods Company, Tranche B
6.58% due 03/01/2014 (b)	1,488,750	1,384,538

Gas & Pipeline Utilities - 0.34%
Dynegy Holdings, Inc.
4.7606% due 04/02/2013 (b)	1,250,000	1,139,456

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Gas & Pipeline Utilities (continued)
Targa Resources, Letter of Credit
2.5713% due 10/05/2011 (b)	$290,323	$277,348
Targa Resources, Term Loan B
6.83% due 10/05/2012 (b)	82,069	78,401

		1,495,205

Healthcare Products - 0.05%
Fenwal, Inc., Tranche B
5.343% due 02/28/2014	212,679	177,587
Fenwal, Inc., Tranche Delayed Draw
4.938% due 02/28/2014	35,714	35,714

		213,301

Healthcare Services - 0.34%
Carestream Health, Inc., Tranche B
7.044% due 04/30/2013 (b)	918,543	760,861
Carestream Health, Inc., Tranche B2
10.0813% due 10/30/2013 (b)	500,000	338,333
Healthsouth Corp., Tranche B
5.67% due 03/10/2013 (b)	429,276	397,616

		1,496,810

Hotels & Restaurants - 0.13%
Sagittarius Restaurants LLC
7.308% due 03/29/2013 (b)	746,193	567,107

Insurance - 0.41%
Affirmative Insurance Holdings Company, Inc.
6.7438% due 01/12/2014 (b)	643,242	575,702
AmWINS Group, Inc.
8.07% due 06/07/2013	720,000	432,000
11.07% due 06/07/2014 (b)	500,000	300,000
Kepler Holdings, Ltd.
10.82% due 06/30/2009 (b)	500,000	480,000

		1,787,702

Leisure Time - 1.13%
BLB Wembley Holdings, Inc.
7.35% due 06/30/2011 (b)	696,435	470,093
Bombardier Recreational Products, Inc., Tranche B
6.46% due 06/26/2013 (b)	800,000	696,000
CCM Merger, Inc.
7.311% due 07/21/2012 (b)	746,165	664,087
Golden Nugget, Inc.
7.21% due 12/14/2014 (b)	750,000	577,500
Greenwood Racing
5.53% due 11/14/2011 (b)	482,343	438,932
Penn National Gaming, Inc.
4.88% due 05/26/2012 (b)	1,240,458	1,178,820
Riviera Holding Corp.
5.29% due 06/08/2014 (b)	1,000,000	885,000

		4,910,432

Medical-Hospitals - 0.66%
Community Health Systems, Inc., Tranche B
7.755% due 06/30/2014 (b)	1,814,653	1,677,257
Community Health Systems, Inc., Tranche Delayed
Draw
0.75% due 06/30/2014 (b)(i)	92,807	85,780

The accompanying notes are an integral part of the financial statements.
427

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Medical-Hospitals (continued)
HCA, Inc.
4.95% due 11/16/2013 (b)	$1,185,000	$1,092,422

		2,855,459

Paper - 1.01%
Domtar Inc., Tranche B
4.4913% due 03/02/2014 (b)	502,344	469,797
Georgia-Pacific Corp., Tranche B
7.4738% due 12/23/2012 (b)	1,896,425	1,757,208
Georgia-Pacific Corp., Tranche B2
6.8963% due 12/22/2012 (b)	2,353,737	2,183,680

		4,410,685

Railroads & Equipment - 0.49%
RailAmerica, Inc., Tranche T1
5.32% due 08/14/2008 (b)	2,250,000	2,154,375

Retail - 0.73%
Toys R Us, Inc., Tranche B
6.2638% due 12/01/2008 (b)	3,500,000	3,171,892

Sanitary Services - 0.41%
Allied Waste North America, Inc.
4.57% due 03/28/2014 (b)	702,584	668,386
5.1206% due 03/28/2014 (b)	422,416	401,143
Waste Services, Inc., Tranche B
7.40% due 04/30/2011 (b)	783,418	730,537

		1,800,066

Semiconductors - 0.22%
Marvell Technology Group, Inc.
7.33% due 11/08/2009 (b)	984,375	935,156

Telecommunications Equipment &
Services - 0.20%
Level 3 Communications, Inc.
6.5981% due 03/01/2014 (b)	1,000,000	861,665

Tires & Rubber - 0.41%
Goodyear Tire & Rubber Company, Tranche 2
6.43% due 04/30/2014 (b)	2,000,000	1,803,000

Transportation - 0.16%
Oshkosh Truck Corp., Tranche B
7.35% due 12/06/2013 (b)	740,625	688,840

TOTAL TERM LOANS (Cost $74,003,371)		$67,250,548

REPURCHASE AGREEMENTS - 6.23%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$27,122,205 on 04/01/2008,
collateralized by $27,520,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $27,664,205, including
interest)	$27,121,000	$27,121,000

TOTAL REPURCHASE AGREEMENTS
(Cost $27,121,000)		$27,121,000

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.32%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$5,739,193	$5,739,193

TOTAL SHORT TERM INVESTMENTS
(Cost $5,739,193)		$5,739,193

Total Investments (U.S. High Yield Bond Trust)
(Cost $463,782,430) - 99.98%		$435,517,467
Other Assets in Excess of Liabilities - 0.02%		99,542

TOTAL NET ASSETS - 100.00%		$435,617,009

U.S. Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.56%

Advertising - 0.36%
Monster Worldwide, Inc. *	56,300	$1,363,023
Omnicom Group, Inc.	39,400	1,740,692

		3,103,715
Aerospace - 1.88%
Boeing Company	122,100	9,080,577
United Technologies Corp.	101,100	6,957,702

		16,038,279
Agriculture - 0.51%
Monsanto Company	39,000	4,348,500

Air Travel - 0.45%
Southwest Airlines Company	305,600	3,789,440

Apparel & Textiles - 0.88%
Coach, Inc. *	38,900	1,172,835
Hanesbrands, Inc. *	170,649	4,982,951
Phillips-Van Heusen Corp.	35,700	1,353,744

		7,509,530
Auto Parts - 0.38%
Johnson Controls, Inc.	96,100	3,248,180

Automobiles - 0.70%
Ford Motor Company * (a)	728,700	4,168,164
General Motors Corp. (a)	95,700	1,823,085

		5,991,249
Banking - 2.96%
Astoria Financial Corp.	49,900	1,355,284
Fifth Third Bancorp	110,800	2,317,936
Hudson City Bancorp, Inc.	468,100	8,276,008
SunTrust Banks, Inc.	59,100	3,258,774
Wachovia Corp.	371,500	10,030,500

		25,238,502
Biotechnology - 3.15%
Genentech, Inc. *	278,400	22,600,512
Millennium Pharmaceuticals, Inc. *	273,000	4,220,580

		26,821,092
Broadcasting - 0.50%
CBS Corp., Class B	193,100	4,263,648

The accompanying notes are an integral part of the financial statements.
428

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 2.10%
Affiliated Computer Services, Inc., Class A *	60,200	$3,016,622
Fluor Corp.	62,600	8,836,616
Moody's Corp. (a)	65,900	2,295,297
Paychex, Inc.	108,100	3,703,506

		17,852,041
Cable & Television - 1.66%
Comcast Corp., Class A	111,900	2,164,146
Time Warner Cable, Inc. *	112,800	2,817,744
Time Warner Telecom, Inc., Class A *	319,600	4,950,604
Time Warner, Inc.	138,700	1,944,574
Viacom, Inc., Class B *	56,850	2,252,397

		14,129,465
Chemicals - 1.22%
Potash Corp. of Saskatchewan, Inc.	66,700	10,352,507

Coal - 0.32%
Peabody Energy Corp.	53,500	2,728,500

Computer Services - 0.13%
NetApp, Inc. *	56,000	1,122,800

Computers & Business Equipment - 4.52%
Apple, Inc. *	37,200	5,338,200
Brocade Communications Systems, Inc. *	362,400	2,645,520
Cisco Systems, Inc. *	438,000	10,551,420
Cognizant Technology Solutions Corp.,
Class A *	44,400	1,280,052
Dell, Inc. *	182,600	3,637,392
International Business Machines Corp.	12,400	1,427,736
SanDisk Corp. *	354,600	8,003,322
Seagate Technology	151,300	3,168,222
Sun Microsystems, Inc. *	155,600	2,416,468

		38,468,332
Construction Materials - 0.13%
Vulcan Materials Company	16,800	1,115,520

Cosmetics & Toiletries - 0.25%
Estee Lauder Companies, Inc., Class A	46,300	2,122,855

Crude Petroleum & Natural Gas - 0.31%
EOG Resources, Inc.	21,800	2,616,000

Drugs & Health Care - 1.11%
ImClone Systems, Inc. *	164,600	6,982,332
Wyeth	59,400	2,480,544

		9,462,876
Electrical Equipment - 0.60%
Cooper Industries, Ltd., Class A	42,300	1,698,345
Emerson Electric Company	66,800	3,437,528

		5,135,873
Electrical Utilities - 1.05%
AES Corp. *	93,000	1,550,310
CMS Energy Corp.	109,800	1,486,692
Edison International	72,600	3,558,852
Pinnacle West Capital Corp.	66,500	2,332,820

		8,928,674
Electronics - 1.01%
Agilent Technologies, Inc. *	121,900	3,636,277

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Flextronics International, Ltd. *	246,500	$2,314,635
Jabil Circuit, Inc.	278,700	2,636,502

		8,587,414
Financial Services - 9.52%
American Capital Strategies, Ltd. (a)	79,300	2,708,888
AmeriCredit Corp. * (a)	14,900	150,043
Capital One Financial Corp.	40,400	1,988,488
Federal Home Loan Mortgage Corp.	348,600	8,826,552
Federal National Mortgage Association	206,800	5,442,976
Goldman Sachs Group, Inc.	97,800	16,175,142
JP Morgan Chase & Company	478,592	20,555,526
Lehman Brothers Holdings, Inc.	191,000	7,189,240
SLM Corp. *	187,522	2,878,463
Visa, Inc. *	26,000	1,621,360
Washington Mutual, Inc. (a)	536,000	5,520,800
Wells Fargo & Company	274,700	7,993,770

		81,051,248
Food & Beverages - 4.28%
Campbell Soup Company	73,000	2,478,350
General Mills, Inc.	34,400	2,059,872
Kraft Foods, Inc., Class A	333,804	10,351,262
PepsiCo, Inc.	139,400	10,064,680
Sara Lee Corp.	359,000	5,018,820
The Coca-Cola Company	38,800	2,361,756
Unilever NV	120,500	4,064,465

		36,399,205
Furniture & Fixtures - 0.11%
Leggett & Platt, Inc.	60,500	922,625

Gold - 1.41%
Barrick Gold Corp. (a)	276,500	12,013,925

Healthcare Products - 2.29%
Baxter International, Inc.	228,400	13,206,088
Medtronic, Inc.	130,500	6,312,285

		19,518,373
Healthcare Services - 2.29%
Cerner Corp. *	41,100	1,532,208
DaVita, Inc. *	78,850	3,765,876
Health Net, Inc. *	26,700	822,360
UnitedHealth Group, Inc.	389,100	13,369,476

		19,489,920
Holdings Companies/Conglomerates - 2.64%
Berkshire Hathaway, Inc., Class A *	34	4,535,600
General Electric Company	485,100	17,953,551

		22,489,151
Hotels & Restaurants - 0.52%
McDonald's Corp.	56,000	3,123,120
Wynn Resorts, Ltd. *	13,000	1,308,320

		4,431,440
Household Products - 0.39%
Energizer Holdings, Inc. *	24,200	2,189,616
Jarden Corp. *	50,000	1,087,000

		3,276,616

The accompanying notes are an integral part of the financial statements.
429

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance - 3.29%
AFLAC, Inc.	47,900	$3,111,105
Ambac Financial Group, Inc. (a)	224,300	1,289,725
American International Group, Inc.	215,387	9,315,488
Marsh & McLennan Companies, Inc.	212,400	5,171,940
MBIA, Inc. (a)	224,000	2,737,280
Progressive Corp.	153,200	2,461,924
XL Capital, Ltd., Class A	133,000	3,930,150

		28,017,612
International Oil - 4.52%
Anadarko Petroleum Corp.	43,000	2,710,290
Chevron Corp.	44,248	3,777,009
ConocoPhillips	60,900	4,641,189
Exxon Mobil Corp.	84,300	7,130,094
Royal Dutch Shell PLC, ADR, Class B	26,342	1,774,924
Royal Dutch Shell PLC, ADR	151,000	10,415,980
Weatherford International, Ltd. *	110,800	8,029,676

		38,479,162
Internet Content - 3.10%
Google, Inc., Class A *	43,906	19,339,276
Yahoo!, Inc. *	242,400	7,012,632

		26,351,908
Internet Retail - 1.08%
eBay, Inc. *	307,100	9,163,864

Leisure Time - 1.55%
Carnival Corp.	57,000	2,307,360
Las Vegas Sands Corp. *	57,000	4,197,480
Walt Disney Company	214,100	6,718,458

		13,223,298
Liquor - 0.19%
Anheuser-Busch Companies, Inc.	33,600	1,594,320

Manufacturing - 1.31%
Danaher Corp.	43,700	3,322,511
Illinois Tool Works, Inc.	128,200	6,183,086
Tyco International, Ltd.	37,000	1,629,850

		11,135,447
Mining - 0.62%
Cleveland-Cliffs, Inc.	21,400	2,564,148
Freeport-McMoRan Copper & Gold, Inc.,
Class B	27,800	2,674,916

		5,239,064
Petroleum Services - 2.30%
Baker Hughes, Inc.	47,500	3,253,750
BJ Services Company	247,300	7,050,523
Schlumberger, Ltd.	107,000	9,309,000

		19,613,273
Pharmaceuticals - 6.08%
Abbott Laboratories	73,300	4,042,495
Allergan, Inc.	116,200	6,552,518
AstraZeneca PLC, SADR	256,300	9,736,837
Bristol-Myers Squibb Company	182,700	3,891,510
Forest Laboratories, Inc. *	276,200	11,050,762
Pfizer, Inc.	260,500	5,452,265

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Sanofi-Aventis, ADR	127,500	$4,786,350
Sepracor, Inc. *	140,500	2,742,560
Teva Pharmaceutical Industries, Ltd., SADR	75,100	3,468,869

		51,724,166
Publishing - 0.56%
Gannett Company, Inc.	165,400	4,804,870

Real Estate - 0.03%
Host Hotels & Resorts, Inc., REIT	17,508	278,727

Retail Trade - 6.91%
Best Buy Company, Inc.	261,400	10,837,644
Costco Wholesale Corp.	21,400	1,390,358
Home Depot, Inc.	126,500	3,538,205
Lowe's Companies, Inc.	603,000	13,832,820
Nordstrom, Inc.	171,000	5,574,600
Target Corp.	344,700	17,469,396
Urban Outfitters, Inc. *	135,000	4,232,250
Walgreen Company	52,500	1,999,725

		58,874,998
Semiconductors - 4.13%
Altera Corp.	111,200	2,049,416
Applied Materials, Inc.	647,100	12,624,921
Intel Corp.	233,300	4,941,294
KLA-Tencor Corp.	228,800	8,488,480
Lam Research Corp. *	47,400	1,811,628
Microchip Technology, Inc.	46,700	1,528,491
Micron Technology, Inc. *	496,700	2,965,299
Qimonda AG, SADR * (a)	168,300	725,373

		35,134,902
Software - 2.30%
Adobe Systems, Inc. *	103,400	3,680,006
Microsoft Corp.	369,891	10,497,507
Oracle Corp. *	144,900	2,834,244
VeriFone Holdings, Inc. * (a)	163,200	2,589,984

		19,601,741
Steel - 1.23%
Allegheny Technologies, Inc.	115,400	8,234,944
Nucor Corp.	33,600	2,276,064

		10,511,008
Telecommunications Equipment &
Services - 2.86%
American Tower Corp., Class A *	86,000	3,372,060
Ciena Corp. *	61,400	1,892,962
Corning, Inc.	132,900	3,194,916
Level 3 Communications, Inc. * (a)	986,100	2,090,532
Polycom, Inc. *	80,700	1,818,978
QUALCOMM, Inc.	225,300	9,237,300
Verizon Communications, Inc.	74,700	2,722,815

		24,329,563
Telephone - 1.33%
AT&T, Inc.	295,500	11,317,650

Tobacco - 1.23%
Altria Group, Inc.	144,400	3,205,680

The accompanying notes are an integral part of the financial statements.
430

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tobacco (continued)
Philip Morris International, Inc. *	144,400	$7,303,752

		10,509,432
Trucking & Freight - 2.31%
FedEx Corp.	47,600	4,411,092
United Parcel Service, Inc., Class B	209,400	15,290,388

		19,701,480

TOTAL COMMON STOCKS (Cost $885,912,298)		$822,173,980

PREFERRED STOCKS - 0.34%

Banking - 0.14%
Washington Mutual, Inc., Series R, 7.75%	1,620	1,150,200

Financial Services - 0.05%
SLM Corp., Series C, 7.25%	550	450,450

Pharmaceuticals - 0.15%
Schering-Plough Corp., 6.00%	8,600	1,319,670

TOTAL PREFERRED STOCKS (Cost $4,286,517)		$2,920,320

CONVERTIBLE BONDS - 0.23%

Automobiles - 0.23%
Ford Motor Company
4.25% due 12/15/2036	2,282,000	1,956,815

TOTAL CONVERTIBLE BONDS (Cost $2,296,183)		$1,956,815

SHORT TERM INVESTMENTS - 3.99%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$33,925,957	$33,925,957

TOTAL SHORT TERM INVESTMENTS
(Cost $33,925,957)		$33,925,957

REPURCHASE AGREEMENTS - 3.01%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$25,667,141 on 04/01/2008,
collateralized by $25,975,000
Federal National Mortgage
Association, 5.225% due
01/27/2023 (valued at
$26,181,242, including interest)	$25,666,000	$25,666,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,666,000)		$25,666,000

Total Investments (U.S. Large Cap Trust)
(Cost $952,086,955) - 104.13%		$886,643,072
Liabilities in Excess of Other Assets - (4.13)%		(35,160,786)

TOTAL NET ASSETS - 100.00%		$851,482,286

U.S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.42%

Aerospace - 0.98%
Boeing Company	14,100	$1,048,617
General Dynamics Corp.	30,000	2,501,100
Goodrich Corp.	15,400	885,654
Northrop Grumman Corp.	10,800	840,348
Rockwell Collins, Inc.	2,600	148,590
United Technologies Corp.	150,800	10,378,056

		15,802,365
Agriculture - 0.95%
Archer-Daniels-Midland Company	11,000	452,760
Monsanto Company	133,500	14,885,250

		15,338,010
Aluminum - 0.14%
Alcoa, Inc.	61,400	2,214,084

Apparel & Textiles - 0.70%
Coach, Inc. *	69,000	2,080,350
Liz Claiborne, Inc.	63,700	1,156,155
Mohawk Industries, Inc. * (a)	10,400	744,744
NIKE, Inc., Class B	59,300	4,032,400
Polo Ralph Lauren Corp., Class A	9,700	565,413
VF Corp.	35,200	2,728,352

		11,307,414
Auto Parts - 0.39%
Autoliv, Inc.	8,000	401,600
AutoZone, Inc. *	16,400	1,866,812
BorgWarner, Inc.	13,200	567,996
Johnson Controls, Inc.	102,300	3,457,740

		6,294,148
Auto Services - 0.05%
AutoNation, Inc. *	49,700	744,009

Automobiles - 0.41%
Ford Motor Company * (a)	206,900	1,183,468
General Motors Corp. (a)	56,000	1,066,800
PACCAR, Inc.	97,425	4,384,125

		6,634,393
Banking - 0.88%
Bank of America Corp.	284,300	10,777,813
BB&T Corp.	23,500	753,410
Comerica, Inc.	7,800	273,624
National City Corp.	66,900	665,655
U.S. Bancorp	52,300	1,692,428

		14,162,930
Biotechnology - 0.44%
Amgen, Inc. *	111,500	4,658,470
Biogen Idec, Inc. *	38,800	2,393,572

		7,052,042
Broadcasting - 0.06%
Discovery Holding Company *	22,400	475,328
Liberty Global, Inc., Class A *	13,600	463,488
Liberty Media Corp., Capital, Series A *	4,900	77,126

		1,015,942
Building Materials & Construction - 0.01%
Masco Corp.	8,100	160,623

The accompanying notes are an integral part of the financial statements.
431

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 0.74%
Affiliated Computer Services, Inc., Class A *	17,400	$871,914
Dun & Bradstreet Corp.	1,500	122,070
Fiserv, Inc. *	81,100	3,900,099
Fluor Corp.	20,100	2,837,316
Jacobs Engineering Group, Inc. *	27,200	2,001,648
Manpower, Inc.	14,300	804,518
Moody's Corp.	4,100	142,803
NCR Corp. *	11,500	262,545
R.R. Donnelley & Sons Company	16,900	512,239
Total Systems Services, Inc.	23,400	553,644

		12,008,796
Chemicals - 0.39%
Air Products & Chemicals, Inc.	15,400	1,416,800
Celanese Corp., Series A	17,400	679,470
Dow Chemical Company	31,000	1,142,350
Lubrizol Corp.	10,700	593,957
Praxair, Inc.	28,600	2,408,978

		6,241,555
Commercial Services - 0.01%
Shaw Group, Inc. *	2,400	113,136

Computers & Business Equipment - 5.98%
Apple, Inc. *	149,400	21,438,900
Cisco Systems, Inc. *	1,202,900	28,977,861
Cognizant Technology Solutions Corp.,
Class A *	10,100	291,183
Dell, Inc. *	714,900	14,240,808
EMC Corp. *	442,800	6,349,752
Hewlett-Packard Company	56,000	2,556,960
International Business Machines Corp.	179,400	20,656,116
Juniper Networks, Inc. *	27,800	695,000
Lexmark International, Inc. *	25,700	789,504
Western Digital Corp. *	16,100	435,344

		96,431,428
Construction Materials - 0.10%
Martin Marietta Materials, Inc. (a)	3,200	339,744
Sherwin-Williams Company	4,000	204,160
Trane, Inc.	21,800	1,000,620
Vulcan Materials Company	2,200	146,080

		1,690,604
Containers & Glass - 0.14%
Ball Corp.	13,300	611,002
Owens-Illinois, Inc. *	29,400	1,659,042

		2,270,044
Cosmetics & Toiletries - 2.48%
Avon Products, Inc.	52,500	2,075,850
Colgate-Palmolive Company	71,800	5,593,938
Estee Lauder Companies, Inc., Class A	32,100	1,471,785
Kimberly-Clark Corp.	103,300	6,668,015
Procter & Gamble Company	346,100	24,251,227

		40,060,815
Crude Petroleum & Natural Gas - 1.47%
Apache Corp.	50,500	6,101,410
Devon Energy Corp.	11,300	1,178,929

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Hess Corp.	22,200	$1,957,596
Marathon Oil Corp.	19,500	889,200
Occidental Petroleum Corp.	161,300	11,802,321
Sunoco, Inc.	19,300	1,012,671
XTO Energy, Inc.	11,725	725,308

		23,667,435
Domestic Oil - 0.01%
Denbury Resources, Inc. *	4,800	137,040

Drugs & Health Care - 0.44%
Wyeth	171,100	7,145,136

Educational Services - 0.47%
Apollo Group, Inc., Class A *	140,200	6,056,640
ITT Educational Services, Inc. * (a)	34,600	1,589,178

		7,645,818
Electrical Equipment - 0.11%
Emerson Electric Company	22,500	1,157,850
FLIR Systems, Inc. *	21,500	646,935

		1,804,785
Electrical Utilities - 0.38%
Constellation Energy Group, Inc.	12,400	1,094,548
Edison International	21,900	1,073,538
Mirant Corp. *	12,600	458,514
PPL Corp.	16,500	757,680
Public Service Enterprise Group, Inc.	44,500	1,788,455
Reliant Energy, Inc. *	38,000	898,700

		6,071,435
Electronics - 0.30%
Arrow Electronics, Inc. *	13,700	461,005
Avnet, Inc. *	26,700	873,891
L-3 Communications Holdings, Inc.	32,200	3,520,748

		4,855,644
Energy - 0.05%
NRG Energy, Inc. *	20,200	787,598

Financial Services - 1.60%
Blackrock, Inc.	800	163,344
Charles Schwab Corp.	8,000	150,640
Citigroup, Inc.	726,600	15,563,772
Eaton Vance Corp.	11,400	347,814
Federal Home Loan Mortgage Corp.	12,600	319,032
Federal National Mortgage Association	186,300	4,903,416
Franklin Resources, Inc.	15,000	1,454,850
Goldman Sachs Group, Inc.	4,800	793,872
Janus Capital Group, Inc.	6,400	148,928
Leucadia National Corp.	21,700	981,274
MasterCard, Inc., Class A	800	178,392
Morgan Stanley	3,700	169,090
SEI Investments Company	16,900	417,261
Washington Mutual, Inc.	14,900	153,470

		25,745,155
Food & Beverages - 7.62%
Campbell Soup Company	6,000	203,700
Coca-Cola Enterprises, Inc.	6,300	152,460

The accompanying notes are an integral part of the financial statements.
432

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
General Mills, Inc.	8,600	$514,968
H.J. Heinz Company	7,500	352,275
Hormel Foods Corp.	4,400	183,304
Kellogg Company	16,100	846,216
Kraft Foods, Inc., Class A	137,876	4,275,535
PepsiCo, Inc.	581,000	41,948,200
The Coca-Cola Company	1,184,800	72,118,776
Tyson Foods, Inc., Class A	77,600	1,237,720
William Wrigley, Jr. Company	18,600	1,168,824

		123,001,978
Forest Products - 0.09%
Weyerhaeuser Company	23,600	1,534,944

Furniture & Fixtures - 0.01%
American Woodmark Corp.	5,200	106,912

Gas & Pipeline Utilities - 0.54%
Transocean, Inc. *	64,000	8,652,800

Healthcare Products - 6.76%
Baxter International, Inc.	18,500	1,069,670
Intuitive Surgical, Inc. *	8,700	2,821,845
Johnson & Johnson	1,074,600	69,709,302
Kinetic Concepts, Inc. *	2,900	134,067
Medtronic, Inc.	204,300	9,881,991
St. Jude Medical, Inc. *	17,900	773,101
Stryker Corp.	127,900	8,319,895
Zimmer Holdings, Inc. *	210,800	16,412,888

		109,122,759
Healthcare Services - 4.64%
Cardinal Health, Inc.	56,600	2,972,066
Coventry Health Care, Inc. *	74,800	3,018,180
Express Scripts, Inc. *	187,700	12,072,864
Health Net, Inc. *	3,500	107,800
McKesson Corp.	91,500	4,791,855
Medco Health Solutions, Inc. *	118,400	5,184,736
Quest Diagnostics, Inc.	29,100	1,317,357
UnitedHealth Group, Inc.	1,120,200	38,490,072
WellPoint, Inc. *	156,300	6,897,519

		74,852,449
Holdings Companies/Conglomerates - 0.08%
Textron, Inc.	23,600	1,307,912

Homebuilders - 0.03%
M/I Homes, Inc. (a)	3,300	56,034
Toll Brothers, Inc. *	19,500	457,860

		513,894
Hotels & Restaurants - 0.39%
McDonald's Corp.	89,200	4,974,684
Starbucks Corp. *	8,600	150,500
Yum! Brands, Inc.	31,900	1,186,999

		6,312,183
Household Appliances - 0.01%
Whirlpool Corp.	1,800	156,204

Household Products - 0.17%
Clorox Company	2,600	147,264

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products (continued)
Energizer Holdings, Inc. *	29,000	$2,623,920

		2,771,184
Industrial Machinery - 1.35%
AGCO Corp. *	9,900	592,812
Cameron International Corp. *	32,500	1,353,300
Caterpillar, Inc.	65,200	5,104,508
Cummins, Inc.	15,800	739,756
Deere & Company	93,600	7,529,184
Flowserve Corp.	3,100	323,578
FMC Technologies, Inc. *	10,900	620,101
Ingersoll-Rand Company, Ltd., Class A	35,000	1,560,300
ITT Corp.	13,900	720,159
Pall Corp.	18,300	641,781
Parker-Hannifin Corp.	22,900	1,586,283
Terex Corp. *	6,000	375,000
W.W. Grainger, Inc.	8,600	656,954

		21,803,716
Industrials - 0.01%
Fastenal Company	3,800	174,534

Insurance - 2.75%
ACE, Ltd.	19,500	1,073,670
Aetna, Inc.	49,500	2,083,455
AFLAC, Inc.	64,000	4,156,800
Allstate Corp.	174,900	8,405,694
Ambac Financial Group, Inc.	15,500	89,125
American International Group, Inc.	195,300	8,446,725
Aon Corp.	31,300	1,258,260
Brown & Brown, Inc.	57,000	990,660
Chubb Corp.	32,800	1,622,944
CIGNA Corp.	39,600	1,606,572
CNA Financial Corp.	9,600	247,584
First American Corp.	25,700	872,258
Hartford Financial Services Group, Inc.	10,500	795,585
Markel Corp. *	900	395,973
MetLife, Inc.	10,900	656,834
MGIC Investment Corp.	10,400	109,512
Old Republic International Corp.	33,425	431,517
Progressive Corp.	53,400	858,138
Prudential Financial, Inc.	21,000	1,643,250
SAFECO Corp.	7,000	307,160
The Travelers Companies, Inc.	98,200	4,698,870
Torchmark Corp.	23,300	1,400,563
Transatlantic Holdings, Inc.	8,400	557,340
UnumProvident Corp.	55,400	1,219,354
W.R. Berkley Corp.	15,700	434,733

		44,362,576
International Oil - 11.64%
Anadarko Petroleum Corp.	55,200	3,479,256
Chevron Corp.	832,700	71,079,272
ConocoPhillips	228,900	17,444,469
Exxon Mobil Corp.	1,085,900	91,845,422
Murphy Oil Corp.	15,900	1,306,026
Noble Corp.	16,500	819,555

The accompanying notes are an integral part of the financial statements.
433

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Weatherford International, Ltd. *	25,100	$1,818,997

		187,792,997
Internet Content - 0.91%
Google, Inc., Class A *	33,200	14,623,604

Internet Retail - 1.45%
Amazon.com, Inc. *	100,900	7,194,170
eBay, Inc. *	510,800	15,242,272
Expedia, Inc. *	46,800	1,024,452

		23,460,894
Internet Software - 0.11%
McAfee, Inc. *	19,800	655,182
VeriSign, Inc. *	31,500	1,047,060

		1,702,242
Leisure Time - 0.17%
Carnival Corp.	23,200	939,136
MGM MIRAGE * (a)	29,534	1,735,713

		2,674,849
Life Sciences - 0.04%
Waters Corp. *	11,800	657,260

Liquor - 0.37%
Anheuser-Busch Companies, Inc.	124,400	5,902,780

Manufacturing - 2.75%
3M Company	319,700	25,304,255
Danaher Corp.	94,500	7,184,835
Eaton Corp.	12,000	956,040
Harley-Davidson, Inc.	57,600	2,160,000
Honeywell International, Inc.	104,000	5,867,680
Illinois Tool Works, Inc.	36,800	1,774,864
SPX Corp.	5,100	534,990
Tyco International, Ltd.	13,975	615,599

		44,398,263
Metal & Metal Products - 0.23%
Precision Castparts Corp.	26,900	2,745,952
Reliance Steel & Aluminum Company	8,000	478,880
Southern Copper Corp. (a)	4,700	488,001

		3,712,833
Mining - 0.01%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,500	144,330

Multimedia - 0.01%
Liberty Media Corp. - Entertainment, Series A *	5,200	117,728

Paper - 0.01%
Temple-Inland, Inc.	7,400	94,128

Petroleum Services - 1.89%
Baker Hughes, Inc.	6,800	465,800
Diamond Offshore Drilling, Inc.	14,800	1,722,720
Halliburton Company	43,600	1,714,788
Schlumberger, Ltd.	217,900	18,957,300
Smith International, Inc.	33,000	2,119,590
Valero Energy Corp.	113,500	5,573,985

		30,554,183

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 8.67%
Abbott Laboratories	234,000	$12,905,100
AmerisourceBergen Corp.	55,100	2,257,998
Bristol-Myers Squibb Company	61,300	1,305,690
Eli Lilly & Company	233,200	12,030,788
Forest Laboratories, Inc. *	94,500	3,780,945
Gilead Sciences, Inc. *	47,000	2,421,910
King Pharmaceuticals, Inc. *	76,000	661,200
Merck & Company, Inc.	910,800	34,564,860
Pfizer, Inc.	3,260,200	68,235,986
Schering-Plough Corp.	123,000	1,772,430

		139,936,907
Publishing - 0.11%
Gannett Company, Inc.	62,600	1,818,530

Railroads & Equipment - 0.10%
CSX Corp.	9,800	549,486
Union Pacific Corp.	8,800	1,103,344

		1,652,830
Retail Grocery - 0.19%
Safeway, Inc.	29,000	851,150
SUPERVALU, Inc.	29,779	892,774
The Kroger Company	50,600	1,285,240

		3,029,164
Retail Trade - 10.02%
Abercrombie & Fitch Company, Class A	26,700	1,952,838
Advance Auto Parts, Inc.	7,300	248,565
American Eagle Outfitters, Inc.	44,200	773,942
Bed Bath & Beyond, Inc. *	72,100	2,126,950
Best Buy Company, Inc.	10,400	431,184
Chico's FAS, Inc. *	12,000	85,320
Costco Wholesale Corp.	16,800	1,091,496
CVS Caremark Corp.	39,700	1,608,247
Dollar Tree, Inc. *	20,300	560,077
Family Dollar Stores, Inc.	51,800	1,010,100
GameStop Corp., Class A *	12,600	651,546
Home Depot, Inc.	1,107,100	30,965,587
Kohl's Corp. *	72,500	3,109,525
Lowe's Companies, Inc.	524,600	12,034,324
Ross Stores, Inc.	5,100	152,796
Staples, Inc.	70,500	1,558,755
Target Corp.	138,400	7,014,112
The TJX Companies, Inc.	4,700	155,429
Tiffany & Company	16,800	702,912
Walgreen Company	183,900	7,004,751
Wal-Mart Stores, Inc.	1,679,000	88,449,720

		161,688,176
Semiconductors - 0.72%
Analog Devices, Inc.	22,600	667,152
Cypress Semiconductor Corp. *	6,900	162,909
Intel Corp.	359,200	7,607,856
KLA-Tencor Corp.	19,900	738,290
National Semiconductor Corp.	17,000	311,440
Texas Instruments, Inc.	47,900	1,354,133
Xilinx, Inc.	35,900	852,625

		11,694,405

The accompanying notes are an integral part of the financial statements.
434

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software - 5.59%
CA, Inc.	20,800	$468,000
Citrix Systems, Inc. *	30,500	894,565
Intuit, Inc. *	5,700	153,957
Microsoft Corp.	2,500,100	70,952,838
Oracle Corp. *	904,200	17,686,152

		90,155,512
Telecommunications Equipment &
Services - 3.82%
Corning, Inc.	74,600	1,793,384
QUALCOMM, Inc.	769,900	31,565,900
Verizon Communications, Inc.	777,800	28,350,810

		61,710,094
Telephone - 0.80%
AT&T, Inc.	322,905	12,367,262
CenturyTel, Inc.	7,300	242,652
Sprint Nextel Corp.	57,900	387,351

		12,997,265
Tires & Rubber - 0.07%
Goodyear Tire & Rubber Company *	42,200	1,088,760

Tobacco - 2.15%
Altria Group, Inc.	448,700	9,961,140
Philip Morris International, Inc. *	448,700	22,695,246
UST, Inc. (a)	36,500	1,989,980

		34,646,366
Toys, Amusements & Sporting Goods - 0.09%
Hasbro, Inc.	38,600	1,076,940
Mattel, Inc.	17,300	344,270

		1,421,210
Transportation - 0.01%
C.H. Robinson Worldwide, Inc.	3,400	184,960

Trucking & Freight - 0.36%
FedEx Corp.	14,400	1,334,448
United Parcel Service, Inc., Class B	61,700	4,505,334

		5,839,782

TOTAL COMMON STOCKS (Cost $1,676,295,531)		$1,555,776,481

SHORT TERM INVESTMENTS - 0.54%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$8,768,610	$8,768,610

TOTAL SHORT TERM INVESTMENTS
(Cost $8,768,610)		$8,768,610

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.22%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$51,953,309 on 04/01/2008,
collateralized by $52,715,000
Federal Home Loan Mortgage
Corp., 5.51% due 01/23/2023
(valued at $52,991,227, including
interest)	$51,951,000	$51,951,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,951,000)		$51,951,000

Total Investments (U.S. Multi Sector Trust)
(Cost $1,737,015,141) - 100.18%		$1,616,496,091
Liabilities in Excess of Other Assets - (0.18)%		(2,918,840)

TOTAL NET ASSETS - 100.00%		$1,613,577,251

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.50%

Broadcasting - 0.94%
Grupo Televisa SA, SADR *	93,420	$2,264,501

Building Materials & Construction - 0.25%
Bouygues SA	9,390	597,299

Cable & Television - 6.41%
Comcast Corp., Special Class A *	205,315	3,894,826
Megacable Holdings SAB de CV *	353,900	948,034
Rogers Communications, Inc., Class B	176,150	6,335,874
Time Warner Cable, Inc. *	173,300	4,329,034

		15,507,768
Cellular Communications - 7.73%
America Movil SA de CV, Series L, ADR	83,080	5,291,365
Cellcom Israel, Ltd. (a)	121,930	3,832,260
Hutchison Telecommunications
International, Ltd. *	1,231,000	1,757,284
Mobile Telesystems, SADR	14,310	1,085,414
MTN Group, Ltd.	95,860	1,457,208
NII Holdings, Inc. *	94,370	2,999,079
Tim Participacoes SA	44,270	1,429,478
Turkcell Iletisim Hizmetleri AS, ADR	17,370	362,859
Turkcell Iletisim Hizmetleri AS	58,180	482,065

		18,697,012
Coal - 0.15%
Peabody Energy Corp.	7,160	365,160

Construction & Mining Equipment - 0.66%
Acciona SA	5,960	1,595,802

Crude Petroleum & Natural Gas - 0.95%
Gaz de France	15,300	924,022
Marathon Oil Corp.	15,860	723,216
XTO Energy, Inc.	10,700	661,902

		2,309,140

The accompanying notes are an integral part of the financial statements.
435

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 34.81%
AES Corp. *	232,650	$3,878,275
AES Tiete SA	54,184,200	1,803,361
Allegheny Energy, Inc.	33,230	1,678,115
American Electric Power Company, Inc.	124,140	5,167,948
CEZ AS	48,280	3,690,518
CMS Energy Corp.	300,900	4,074,186
Constellation Energy Group, Inc.	21,171	1,868,764
Dominion Resources, Inc.	74,240	3,031,962
DPL, Inc.	130,630	3,349,353
DTE Energy Company	43,860	1,705,715
Dynegy, Inc., Class A *	289,100	2,280,999
E.ON AG	34,240	6,335,289
Edison International	102,330	5,016,217
Electricidade de Portugal SA	21,000	127,487
Electricite de France	20,400	1,774,526
Enersis SA, SADR (a)	89,440	1,581,299
FirstEnergy Corp.	25,430	1,745,007
FPL Group, Inc.	47,700	2,992,698
Iberdrola SA	88,755	1,372,679
International Power PLC	489,530	3,870,681
Northeast Utilities	131,470	3,226,274
Oesterreichische Elektrizitaets AG, Class A *	17,510	1,245,443
Pepco Holdings, Inc.	99,560	2,461,123
PG&E Corp.	106,760	3,930,903
Portland General Electric Company	35,130	792,182
Public Service Enterprise Group, Inc.	126,990	5,103,728
Red Electrica De Espana	43,060	2,637,131
Reliant Energy, Inc. *	155,590	3,679,704
Scottish & Southern Energy PLC	25,480	710,707
Wisconsin Energy Corp.	11,190	492,248
Xcel Energy, Inc.	128,930	2,572,154

		84,196,676
Energy - 7.40%
MDU Resources Group, Inc.	97,910	2,403,691
NRG Energy, Inc. *	216,470	8,440,165
Sempra Energy	120,460	6,418,109
United Utilities PLC	46,560	638,595

		17,900,560
Gas & Pipeline Utilities - 10.82%
AGL Resources, Inc.	48,590	1,667,609
El Paso Corp.	311,480	5,183,027
Enagas	64,491	1,926,511
Equitable Resources, Inc.	124,660	7,342,474
OAO Gazprom, SADR	37,340	1,902,807
Questar Corp.	52,050	2,943,948
Williams Companies, Inc.	157,951	5,209,224

		26,175,600
International Oil - 1.88%
Noble Corp.	37,810	1,878,023
Talisman Energy, Inc.	68,930	1,222,870
Total SA	19,570	1,449,822

		4,550,715
Petroleum Services - 1.61%
Fortum Corp. Oyj *	9,500	387,570

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Halliburton Company	64,300	$2,528,919
Schlumberger, Ltd.	11,300	983,100

		3,899,589
Pollution Control - 0.22%
Suez SA	8,140	533,553

Sanitary Services - 0.68%
Veolia Environnement SA	23,423	1,634,532

Telecommunications Equipment &
Services - 14.05%
Bharti Telecom, Ltd. *	39,250	802,772
Deutsche Telekom AG	14,800	245,893
Embarq Corp.	108,340	4,344,434
France Telecom SA	34,100	1,145,602
Iliad SA	12,248	1,219,101
Koninklijke (Royal) KPN NV	193,590	3,268,105
Philippine Long Distance Telephone
Company, SADR (a)	14,460	961,012
Philippine Long Distance Telephone Company	15,660	1,047,142
Telecom Argentina SA, ADR, B Shares *	98,740	2,091,313
Telefonica SA	160,970	4,624,989
Telenor ASA	190,150	3,661,881
Telkom SA, Ltd.	52,400	848,516
Telus Corp. - Non Voting Shares	64,150	2,702,993
Verizon Communications, Inc.	89,610	3,266,285
Vodafone Group PLC	1,268,060	3,769,211

		33,999,249
Telephone - 4.94%
AT&T, Inc.	191,310	7,327,173
Hrvatske Telekomunikacije dd *	3,210	226,650
Qwest Communications International, Inc.	617,760	2,798,453
Windstream Corp.	134,388	1,605,937

		11,958,213

TOTAL COMMON STOCKS (Cost $224,180,721)		$226,185,369

PREFERRED STOCKS - 5.03%

Cable & Television - 0.36%
Net Servicos de Comunicacao SA *	80,622	861,494

Electrical Utilities - 2.31%
Eletropaulo Metropolitana de Sao Paulo SA *	43,250,000	3,401,436
Entergy Corp.	33,720	2,200,567

		5,602,003
Energy - 1.55%
NRG Energy, Inc.	11,120	3,756,475

Gas & Pipeline Utilities - 0.81%
El Paso Corp.	1,440	1,954,800

TOTAL PREFERRED STOCKS (Cost $9,714,715)		$12,174,772

TERM LOANS - 0.62%

Electrical Utilities - 0.62%
Texas Competitive Electric Holdings Company
8.3963% due 10/10/2014 (b)	1,505,182	1,501,417

TOTAL TERM LOANS (Cost $1,501,419)		$1,501,417

The accompanying notes are an integral part of the financial statements.
436

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.87%

Cellular Communications - 0.36%
NII Holdings, Inc.
3.125% due 06/15/2012	$1,105,000	$877,094

Coal - 0.51%
Peabody Energy Corp.
4.75% due 12/15/2066	1,076,000	1,221,260

TOTAL CONVERTIBLE BONDS (Cost $2,126,490)		$2,098,354

SHORT TERM INVESTMENTS - 1.37%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$3,314,734	$3,314,734

TOTAL SHORT TERM INVESTMENTS
(Cost $3,314,734)		$3,314,734

Total Investments (Utilities Trust)
(Cost $240,838,079) - 101.39%		$245,274,646
Liabilities in Excess of Other Assets - (1.39)%		(3,363,440)

TOTAL NET ASSETS - 100.00%		$241,911,206

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.38%

Aerospace - 2.19%
Goodrich Corp.	110,390	$6,348,529

Automobiles - 1.80%
Tata Motors, Ltd., SADR	334,933	5,231,653

Banking - 6.18%
Hudson City Bancorp, Inc.	685,710	12,123,353
Northern Trust Corp.	87,439	5,812,070

		17,935,423
Biotechnology - 2.04%
Affymetrix, Inc. *	340,300	5,924,623

Business Services - 5.28%
Perot Systems Corp., Class A *	530,080	7,972,403
Pitney Bowes, Inc.	209,670	7,342,644

		15,315,047
Chemicals - 2.37%
Valspar Corp.	346,940	6,883,290

Computers & Business Equipment - 3.84%
Diebold, Inc.	296,670	11,139,958

Cosmetics & Toiletries - 5.22%
Estee Lauder Companies, Inc., Class A	195,290	8,954,047
International Flavors & Fragrances, Inc.	140,810	6,202,680

		15,156,727
Crude Petroleum & Natural Gas - 5.82%
Hess Corp.	98,280	8,666,330
Newfield Exploration Company *	155,770	8,232,445

		16,898,775
Educational Services - 1.28%
Apollo Group, Inc., Class A *	86,004	3,715,373

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 7.75%
American Electric Power Company, Inc.	191,190	$7,959,240
DPL, Inc.	273,870	7,022,027
Wisconsin Energy Corp.	170,770	7,512,172

		22,493,439
Electronics - 4.75%
Flextronics International, Ltd. *	711,231	6,678,459
Zebra Technologies Corp., Class A *	213,000	7,097,160

		13,775,619
Energy - 1.97%
NRG Energy, Inc. *	146,500	5,712,035

Financial Services - 3.59%
CIT Group, Inc.	308,700	3,658,095
Invesco, Ltd.	277,646	6,763,456

		10,421,551
Food & Beverages - 3.17%
ConAgra Foods, Inc.	384,020	9,197,279

Gas & Pipeline Utilities - 2.72%
El Paso Corp.	474,370	7,893,517

Healthcare Products - 5.64%
Beckman Coulter, Inc.	152,230	9,826,447
Owens & Minor, Inc.	166,480	6,549,323

		16,375,770
Healthcare Services - 2.87%
Healthsouth Corp. *	467,944	8,324,724

Household Products - 2.08%
Newell Rubbermaid, Inc.	264,440	6,047,743

Insurance - 10.05%
ACE, Ltd.	153,670	8,461,070
Allied World Assurance Holdings, Ltd.	98,018	3,891,315
Aspen Insurance Holdings, Ltd.	303,290	8,000,790
Marsh & McLennan Companies, Inc.	361,711	8,807,663

		29,160,838
Internet Retail - 1.42%
Orbitz Worldwide, Inc. *	598,038	4,120,482

Investment Companies - 1.90%
Market Vectors Gold Miners ETF *	115,700	5,523,518

Manufacturing - 2.85%
Pentair, Inc.	258,860	8,257,634

Office Furnishings & Supplies - 4.05%
Avery Dennison Corp.	121,100	5,964,175
Office Depot, Inc. *	522,790	5,776,829

		11,741,004
Paper - 3.12%
Domtar Corp. *	1,323,700	9,040,871

Retail Trade - 4.43%
Macy's, Inc.	210,700	4,858,742
Rite Aid Corp. *	2,716,810	7,987,421

		12,846,163

TOTAL COMMON STOCKS (Cost $298,509,334)		$285,481,585

The accompanying notes are an integral part of the financial statements.
437

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.86%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	$5,415,000	$5,415,000

TOTAL SHORT TERM INVESTMENTS
(Cost $5,415,000)		$5,415,000

Total Investments (Value Trust)
(Cost $303,924,334) - 100.24%		$290,896,585
Liabilities in Excess of Other Assets - (0.24)%		(704,705)

TOTAL NET ASSETS - 100.00%		$290,191,880

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.02%

Aerospace - 2.74%
Empresa Brasileira de Aeronautica SA, ADR	146,402	$5,784,343
United Technologies Corp.	86,496	5,952,655

		11,736,998
Air Travel - 1.72%
Copa Holdings SA, Class A	123,816	4,718,628
Gol-Linhas Aereas Inteligentes SA (a)	177,903	2,648,975

		7,367,603
Auto Services - 0.53%
RSC Holdings, Inc. *	209,608	2,284,727

Broadcasting - 0.74%
CBS Corp., Class B	144,149	3,182,810

Building Materials & Construction - 0.47%
Eagle Materials, Inc. (a)	56,822	2,020,022

Cable & Television - 0.70%
DISH Network Corp. *	103,755	2,980,881

Cellular Communications - 3.73%
America Movil SA de CV, Series L, ADR	250,665	15,964,854

Chemicals - 4.07%
Celanese Corp., Series A	204,668	7,992,285
Lanxess AG	103,099	4,143,927
PPG Industries, Inc.	87,068	5,268,485

		17,404,697
Coal - 6.33%
Alpha Natural Resources, Inc. *	170,786	7,418,944
CONSOL Energy, Inc.	221,946	15,356,443
Foundation Coal Holdings, Inc.	85,672	4,311,872

		27,087,259
Commercial Services - 1.20%
AerCap Holdings NV *	247,528	4,351,542
Horsehead Holding Corp. * (g)	65,745	761,327

		5,112,869
Computers & Business Equipment - 1.82%
International Business Machines Corp.	67,669	7,791,409

Cosmetics & Toiletries - 1.40%
Avon Products, Inc.	151,142	5,976,155

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 5.70%
Devon Energy Corp.	123,184	$12,851,787
Noble Energy, Inc.	104,284	7,591,875
Pinnacle Gas Resources, Inc. * (g)	24,340	62,067
W&T Offshore, Inc.	113,844	3,883,219

		24,388,948
Electrical Utilities - 0.48%
Enel SpA	191,801	2,036,844

Electronics - 0.16%
Harman International Industries, Inc.	15,687	683,012

Energy - 0.42%
Rosetta Resources, Inc. * (g)	76,885	1,512,328
Rosetta Resources, Inc. *	13,485	265,250

		1,777,578
Financial Services - 8.80%
Apollo Investment Corp. (a)	177,618	2,811,693
Capital One Financial Corp.	78,833	3,880,160
CIT Group, Inc.	99,172	1,175,188
Invesco, Ltd.	259,675	6,325,683
JP Morgan Chase & Company	119,393	5,127,929
Lehman Brothers Holdings, Inc.	116,435	4,382,614
MCG Capital Corp.	89,977	817,891
Morgan Stanley	148,971	6,807,975
PNC Financial Services Group, Inc.	79,042	5,182,784
Washington Mutual, Inc.	110,263	1,135,709

		37,647,626
Food & Beverages - 0.81%
Dean Foods Company *	143,946	2,891,875
Vintage Wine Trust, Inc. (g)	82,385	556,099

		3,447,974
Furniture & Fixtures - 0.64%
Leggett & Platt, Inc.	180,709	2,755,812

Gas & Pipeline Utilities - 1.15%
El Paso Corp.	296,646	4,936,189

Healthcare Products - 1.29%
Baxter International, Inc.	95,609	5,528,112

Holdings Companies/Conglomerates - 1.56%
Loews Corp.	166,390	6,692,206

Homebuilders - 0.90%
Centex Corp.	158,284	3,832,056

Household Appliances - 2.15%
Black & Decker Corp.	138,980	9,186,578

Household Products - 0.88%
Newell Rubbermaid, Inc.	165,214	3,778,444

Industrial Machinery - 1.89%
AGCO Corp. *	134,753	8,069,010

Industrials - 0.51%
Aecom Technology Corp. *	83,433	2,170,092

Insurance - 4.30%
ACE, Ltd.	150,990	8,313,509
Ambac Financial Group, Inc.	46,661	268,301
Castlepoint Holdings, Ltd. * (g)	68,288	664,442

The accompanying notes are an integral part of the financial statements.
438

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Castlepoint Holdings, Ltd.	67,703	$658,750
Genworth Financial, Inc., Class A	88,708	2,008,349
MetLife, Inc.	96,403	5,809,245
Primus Guaranty, Ltd. *	189,194	677,315

		18,399,911
International Oil - 10.27%
Anadarko Petroleum Corp.	116,667	7,353,521
ConocoPhillips	145,008	11,051,060
Murphy Oil Corp.	71,893	5,905,291
Petroleo Brasileiro SA, ADR	192,323	19,638,101

		43,947,973
Manufacturing - 2.45%
Rockwell Automation, Inc.	88,595	5,087,125
Tyco International, Ltd.	122,289	5,386,830

		10,473,955
Metal & Metal Products - 3.96%
Companhia Vale Do Rio Doce, ADR *	125,000	4,330,000
Southern Copper Corp. (a)	88,800	9,220,104
Sterlite Industries India, Ltd. *	190,636	3,397,134

		16,947,238
Mining - 2.75%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	73,970	7,117,393
Grupo Mexico SA	702,000	4,660,102

		11,777,495
Paper - 0.44%
Smurfit-Stone Container Corp. *	244,379	1,881,718

Petroleum Services - 3.25%
Hercules Offshore, Inc. * (a)	204,942	5,148,143
PetroHawk Energy Corp. *	223,591	4,509,831
Petroplus Holdings AG *	68,937	4,249,128

		13,907,102
Pharmaceuticals - 1.67%
AmerisourceBergen Corp.	102,738	4,210,203
Bristol-Myers Squibb Company	138,656	2,953,373

		7,163,576
Railroads & Equipment - 2.46%
Union Pacific Corp.	83,845	10,512,486

Real Estate - 1.23%
DiamondRock Hospitality Company, REIT	233,625	2,960,029
Host Hotels & Resorts, Inc., REIT	116,861	1,860,427
JHSF Participacoes SA	119,864	426,939

		5,247,395
Retail Trade - 2.93%
J.C. Penney Company, Inc.	82,000	3,092,220
The TJX Companies, Inc.	174,038	5,755,436
United Rentals, Inc. *	195,045	3,674,648

		12,522,304
Steel - 1.48%
Schnitzer Steel Industries, Inc.	89,073	6,325,964

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 2.08%
CommScope, Inc. *	72,439	$2,523,051
DataPath, Inc. * (g)	78,000	234,000
Nokia Oyj, SADR	192,464	6,126,129

		8,883,180
Telephone - 3.13%
Harris Corp.	227,241	11,028,006
Windstream Corp.	197,386	2,358,762

		13,386,768
Tobacco - 2.12%
Loews Corp. - Carolina Group	125,176	9,081,519

Transportation - 0.35%
Arlington Tankers, Ltd. (a)	42,003	882,063
Omega Navigation Enterprises, Inc.	39,523	592,055

		1,474,118
Trucking & Freight - 1.36%
Ryder Systems, Inc.	95,749	5,832,072

TOTAL COMMON STOCKS (Cost $387,332,353)		$423,605,539

PREFERRED STOCKS - 0.75%

Chemicals - 0.25%
Celanese Corp.	20,883	1,051,330

Financial Services - 0.50%
CIT Group, Inc.	178,980	2,147,760

TOTAL PREFERRED STOCKS (Cost $4,492,793)		$3,199,090

RIGHTS - 0.00%

Financial Services - 0.00%
MCG Capital Corp. *	12,854	13,754

TOTAL RIGHTS (Cost $0)		$13,754

SHORT TERM INVESTMENTS - 4.74%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$20,252,192	$20,252,192

TOTAL SHORT TERM INVESTMENTS
(Cost $20,252,192)		$20,252,192

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$1,213,054 on 04/01/2008,
collateralized by $1,235,000
Federal Farm Credit Bank, 3.90%
due 03/20/2013 (valued at
$1,238,088, including interest)	$1,213,000	$1,213,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,213,000)		$1,213,000

Total Investments (Value & Restructuring Trust)
(Cost $413,290,338) - 104.79%		$448,283,575
Liabilities in Excess of Other Assets - (4.79)%		(20,491,402)

TOTAL NET ASSETS - 100.00%		$427,792,173

The accompanying notes are an integral part of the financial statements.
439

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.76%

Aerospace - 3.05%
Alliant Techsystems, Inc. *	11,200	$1,159,536
BE Aerospace, Inc. *	67,963	2,375,307

		3,534,843
Agriculture - 3.99%
Monsanto Company	32,000	3,568,000
The Mosaic Company *	10,300	1,056,780

		4,624,780
Apparel & Textiles - 1.15%
Crocs, Inc. * (a)	9,400	164,218
Gildan Activewear, Inc. *	15,400	575,344
Guess?, Inc.	14,600	590,862

		1,330,424
Auto Parts - 0.54%
ArvinMeritor, Inc.	49,900	624,249

Banking - 0.48%
Northern Trust Corp.	8,300	551,701

Biotechnology - 1.60%
Invitrogen Corp. *	13,800	1,179,486
Millennium Pharmaceuticals, Inc. *	43,500	672,510

		1,851,996
Broadcasting - 1.37%
Liberty Global, Inc., Class A *	46,500	1,584,720

Building Materials & Construction - 1.98%
Foster Wheeler, Ltd. *	40,544	2,295,601

Business Services - 2.79%
FTI Consulting, Inc. *	37,900	2,692,416
Informatica Corp. *	32,100	547,626

		3,240,042
Cellular Communications - 0.48%
NII Holdings, Inc. *	17,627	560,186

Chemicals - 1.64%
Syngenta AG *	4,697	1,372,203
Terra Industries, Inc. *	15,000	532,950

		1,905,153
Coal - 2.95%
Alpha Natural Resources, Inc. *	34,300	1,489,992
CONSOL Energy, Inc.	20,400	1,411,476
Foundation Coal Holdings, Inc.	10,400	523,432

		3,424,900
Commercial Services - 0.60%
Shaw Group, Inc. *	14,700	692,958

Computers & Business Equipment - 1.34%
Apple, Inc. *	5,000	717,500
Juniper Networks, Inc. *	33,600	840,000

		1,557,500
Construction & Mining Equipment - 1.15%
Bucyrus International, Inc., Class A	7,800	792,870
National Oilwell Varco, Inc. *	9,300	542,934

		1,335,804

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Containers & Glass - 5.89%
Owens-Illinois, Inc. *	121,000	$6,828,030

Cosmetics & Toiletries - 0.47%
Avon Products, Inc.	13,800	545,652

Crude Petroleum & Natural Gas - 2.93%
Patterson-UTI Energy, Inc.	24,900	651,882
Quicksilver Resources, Inc. *	26,600	971,698
Southwestern Energy Company *	26,000	875,940
Ultra Petroleum Corp. *	11,500	891,250

		3,390,770
Drugs & Health Care - 3.32%
BioMarin Pharmaceutical, Inc. *	61,000	2,157,570
CSL, Ltd.	24,800	840,680
Parexel International Corp. *	32,500	848,250

		3,846,500
Educational Services - 0.46%
DeVry, Inc.	12,800	535,552

Electrical Equipment - 1.55%
Vestas Wind Systems AS *	16,300	1,794,244

Electrical Utilities - 1.57%
Quanta Services, Inc. *	50,333	1,166,216
Reliant Energy, Inc. *	27,500	650,375

		1,816,591
Electronics - 4.25%
Thermo Fisher Scientific, Inc. *	86,700	4,928,028

Energy - 3.44%
First Solar, Inc. *	8,400	1,941,576
JA Solar Holdings Company, Ltd. *	60,400	1,123,440
McDermott International, Inc. *	16,800	920,976

		3,985,992
Financial Services - 3.66%
Blackrock, Inc. (a)	5,300	1,082,154
MasterCard, Inc., Class A	9,100	2,029,209
Nasdaq Stock Market, Inc. *	14,200	548,972
State Street Corp.	7,300	576,700

		4,237,035
Healthcare Products - 0.74%
Herbalife, Ltd.	18,100	859,750

Healthcare Services - 5.43%
Covance, Inc. *	10,300	854,591
Express Scripts, Inc. *	42,400	2,727,168
Medco Health Solutions, Inc. *	61,900	2,710,601

		6,292,360
Household Products - 0.57%
Tupperware Brands Corp.	17,000	657,560

Industrial Machinery - 7.04%
AGCO Corp. *	55,600	3,329,328
Dresser-Rand Group, Inc. *	31,100	956,325
Flowserve Corp.	37,100	3,872,498

		8,158,151
Insurance - 2.31%
AFLAC, Inc.	41,300	2,682,435

The accompanying notes are an integral part of the financial statements.
440

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil - 1.30%
Weatherford International, Ltd. *	20,800	$1,507,376

Internet Retail - 1.28%
Mercadolibre, Inc. *	14,800	588,448
Priceline.com, Inc. * (a)	7,400	894,364

		1,482,812
Internet Software - 0.95%
McAfee, Inc. *	16,600	549,294
VeriSign, Inc. *	16,600	551,784

		1,101,078
Leisure Time - 2.94%
Bally Technologies, Inc. *	23,800	817,292
International Game Technology	31,900	1,282,699
Las Vegas Sands Corp. *	7,200	530,208
WMS Industries, Inc. *	21,634	778,175

		3,408,374
Metal & Metal Products - 0.51%
Precision Castparts Corp.	5,800	592,064

Mining - 1.28%
Agnico Eagle Mines, Ltd. (a)	8,400	568,764
Cleveland-Cliffs, Inc.	7,600	910,632

		1,479,396
Petroleum Services - 1.05%
Core Laboratories N.V. *	5,023	599,244
Helmerich & Payne, Inc.	13,200	618,684

		1,217,928
Pharmaceuticals - 0.99%
Alexion Pharmaceuticals, Inc. * (a)	19,400	1,150,420

Railroads & Equipment - 0.83%
CSX Corp.	17,100	958,797

Real Estate - 0.20%
Annaly Capital Management, Inc., REIT	15,400	235,928

Retail Trade - 4.93%
Aeropostale, Inc. *	24,300	658,773
GameStop Corp., Class A *	41,100	2,125,281
J. Crew Group, Inc. *	13,100	578,627
Tractor Supply Company *	15,300	604,656
Urban Outfitters, Inc. *	55,600	1,743,060

		5,710,397
Semiconductors - 3.59%
Intersil Corp., Class A	21,400	549,338
MEMC Electronic Materials, Inc. *	28,500	2,020,650
Microsemi Corp. *	45,773	1,043,624
Xilinx, Inc.	23,100	548,625

		4,162,237
Software - 2.21%
Activision, Inc. *	94,000	2,567,140

Steel - 0.75%
Companhia Siderurgica Nacional SA, ADR	16,400	590,236
Mechel Steel Group, ADR	2,500	284,475

		874,711

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 2.45%
SBA Communications Corp. *	95,358 $	2,844,529

Tobacco - 1.04%
Swedish Match AB	25,900	565,630
UST, Inc.	11,800	643,336

		1,208,966

Toys, Amusements & Sporting Goods - 1.72%
Nintendo Company, Ltd.	3,800	1,988,176

TOTAL COMMON STOCKS (Cost $99,842,773)		$112,163,836

SHORT TERM INVESTMENTS - 2.78%
John Hancock Cash
Investment Trust, 3.0622% (c)(f)	$3,217,057	$3,217,057

TOTAL SHORT TERM INVESTMENTS
(Cost $3,217,057)		$3,217,057

REPURCHASE AGREEMENTS - 2.71%
Repurchase Agreement with State
Street Corp. dated 03/31/2008 at
1.60% to be repurchased at
$3,142,140 on 04/01/2008,
collateralized by $2,965,000
Federal Farm Credit Bank, 5.21%
due 12/19/2022 (valued at
$3,204,928, including interest)	$3,142,000	$3,142,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,142,000)		$3,142,000

Total Investments (Vista Trust)
(Cost $106,201,830) - 102.25%		$118,522,893
Liabilities in Excess of Other Assets - (2.25)%		(2,604,564)

TOTAL NET ASSETS - 100.00%		$115,918,329

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
441

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
COP	- Colombian Peso
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note. Represents the rate at period end.
(c)	Investment is an affiliate of the Trust's adviser or subadviser
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on March 31, 2008
(f)	John Hancock Cash Investment Trust is managed by MFC Global
Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(g)	144A: Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	The underlying fund's subadviser.
(i)	All or a portion of this position represents an unfunded loan commitment.
The coupon rate will be determined at time of settlement.
(j)	Delisted
**	Purchased on a forward commitment
***	At March 31, 2008, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short (for Global Bond
Trust, Real Return Bond Trust, and Total Return Trust, all securities have been pledged as collateral).
****	At March 31, 2008, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

442

Notes to the Schedule of Investments (Unaudited)

1. Security Valuation The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Investments in underlying funds of the JHT American Portfolios, Franklin Templeton Founding Allocation, Index Allocation and Lifestyle Portfolios are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies as outlined in the underlying funds financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Advisers, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Investment Risk Certain Portfolios of the Trust may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolios’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

• Level 1 – Quoted prices in active markets for identical securities

• Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios' own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of March 31, 2008 and a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

500 Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,836,650,371	$303,893
Level 2 - Other Significant
Observable Inputs	28,104,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$ 1,864,754,371	$ 303,893

500 Index B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,046,924,625	($41,469)
Level 2 - Other Significant
Observable Inputs	28,750,000	-

Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,075,674,625	($41,469)

Active Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$159,106,319	-	Balance as of 12/31/07	$115,272,022	-
Level 2 – Other Significant
Observable Inputs	2,682,409,979	($417,964)	Accrued discounts/premiums	33,276	-
Level 3 – Significant
Unobservable Inputs	99,657,675	-	Realized gain (loss)	18,308	-
			Change in unrealized appreciation
Total	$2,941,173,973	($417,964)	(depreciation)	(15,587,636)	-
			Net purchases (sales)	(2,459,437)	-
			Transfers in and/or out of Level 3	2,381,142	-
			Balance as of 3/31/08	$99,657,675	$-

All Cap Core
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$889,280,929	$1,263,743

Level 2 – Other Significant
Observable Inputs	103,258,181	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$992,539,110	$1,263,743

All Cap Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$282,516,398	-

Level 2 – Other Significant
Observable Inputs	37,372,753	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$319,889,151	$-

All Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$112,313,518	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$112,313,518	$-

American Asset Allocation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$635,136,021	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$635,136,021	$-

American Blue Chip Income and Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$150,185,973	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$150,185,973	$-

American Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$962,547,092	-
Level 2 – Other Significant
Observable Inputs	-	-

Level 3 – Significant
Unobservable Inputs	-	-

Total	$962,547,092	$-

American Fundamental Holding
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$223,205,708	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$223,205,708	$-

American Global Diversification
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$324,184,001	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$324,184,001	$-

American Global Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$231,470,422	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$231,470,422	$-

American Global Small Capitalization

	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$81,336,963	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$81,336,963	$-

American Growth-Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,328,609,455	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,328,609,455	$-

American Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,656,269,859	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,656,269,859	$-

American High-Income Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$47,846,817	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$47,846,817	$-

American International
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,140,585,959	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,140,585,959	$-

American New World
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$75,941,787	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$75,941,787	$-

Blue Chip Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$3,150,609,163	-
Level 2 – Other Significant
Observable Inputs	68,880,828	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$3,219,489,991	$-

Capital Appreciation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,247,566,449	-

Level 2 – Other Significant
Observable Inputs	64,309,954	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,311,876,403	$-

Classic Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$44,893,491	-
Level 2 – Other Significant
Observable Inputs	1,718,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$46,611,491	$-

Core Allocation Plus
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$10,438,956	$56,052
Level 2 – Other Significant
Observable Inputs	14,500,937	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$24,939,893	$56,052

Core Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	-	-
Level 2 – Other Significant
Observable Inputs	$321,982,542	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$321,982,542	$-

Core Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$587,476,326	-
Level 2 – Other Significant
Observable Inputs	36,605,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$624,081,326	$-

Dynamic Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$95,606,735	-
Level 2 – Other Significant
Observable Inputs	9,910,109	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$105,516,844	$-

Emerging Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$21,337,946	-
Level 2 – Other Significant
Observable Inputs	238,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$21,575,946	$-

Emerging Markets Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$183,560,140	-	Balance as of 12/31/07	$195,084	-
Level 2 – Other Significant
Observable Inputs	289,914,538	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	166,014	-	Realized gain (loss)	-	-

			Change in unrealized appreciation
Total	$473,640,692	$-	(depreciation)	41,231	-
			Net purchases (sales)	-	-
			Transfers in and/or out of Level 3	(70,301)	-
			Balance as of 3/31/08	$166,014	$-

Emerging Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$204,103,373	-
Level 2 – Other Significant
Observable Inputs	10,868,093	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$214,971,466	$-

Equity-Income
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$2,111,286,496	-	Balance as of 12/31/07	-	-
Level 2 – Other Significant
Observable Inputs	107,690,158	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	8,124,367	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$2,227,101,021	$-	(depreciation)	($2,175,633)	-
			Net purchases (sales)	10,300,000	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$8,124,367	$-

Financial Services
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$111,969,829	-	Balance as of 12/31/07	$4,094,654	-
Level 2 – Other Significant
Observable Inputs	11,289,541	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	1,086,250	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$124,345,620	$-	(depreciation)	39,626	-
			Net purchases (sales)	(3,048,030)	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$1,086,250	$-

Floating Rate Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments

Level 1 – Quoted Prices	-	-
Level 2 – Other Significant
Observable Inputs	$337,195,339	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$337,195,339	$-

Franklin Templeton Founding Allocation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,224,423,593	-
Level 2 – Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,224,423,593	$-

Fundamental Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,302,851,100	-
Level 2 – Other Significant
Observable Inputs	182,613,538	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,485,464,638	$-

Global
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$332,319,423	-
Level 2 – Other Significant
Observable Inputs	428,345,579	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$760,665,002	$-

Global Allocation
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$166,741,397	$376,241	Balance as of 12/31/07	$2,014,988	-
Level 2 – Other Significant
Observable Inputs	135,010,288	-	Accrued discounts/premiums	101	-
Level 3 – Significant
Unobservable Inputs	1,075,383	-	Realized gain (loss)	230	-
			Change in unrealized appreciation
Total	$302,827,068	$376,241	(depreciation)	(252,909)	-
			Net purchases (sales)	(26,161)	-
			Transfers in and/or out of Level 3	(660,866)	-
			Balance as of 3/31/08	$1,075,383	$-

Global Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$2,611,053	$2,890,483	Balance as of 12/31/07	$23,310,562	-
Level 2 – Other Significant
Observable Inputs	1,435,558,884	6,427,453	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	15,410,846	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$1,453,580,783	$9,317,936	(depreciation)	(546,642)	-
			Net purchases (sales)	(2,000,000)	-
			Transfers in and/or out of Level 3	(5,353,074)	-
			Balance as of 3/31/08	$15,410,846	$-

Global Real Estate
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$286,422,132	-
Level 2 – Other Significant
Observable Inputs	309,820,231	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$596,242,363	$-

Growth & Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$1,690,892,424	-
Level 2 – Other Significant
Observable Inputs	2,111,000	-

Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,693,003,424	$-

Health Sciences
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$202,802,060	($5,678,894)	Balance as of 12/31/07	$333,080	-
Level 2 – Other Significant
Observable Inputs	24,713,881	(32,972)	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	184,360	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$227,700,301	($5,711,866)	(depreciation)	(74,624)	-
			Net purchases (sales)	-	-
			Transfers in and/or out of Level 3	(74,096)	-
			Balance as of 3/31/08	$184,360	$-

High Income
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$37,567,475	-	Balance as of 12/31/07	$30,656,750	-
Level 2 – Other Significant
Observable Inputs	327,898,696	-	Accrued discounts/premiums	2,109	-
Level 3 – Significant
Unobservable Inputs	35,467,211	-	Realized gain (loss)	2,437	-
			Change in unrealized appreciation
Total	$400,933,382	$-	(depreciation)	(1,752,177)	-
			Net purchases (sales)	5,881,029	-
			Transfers in and/or out of Level 3	679,500	-
			Balance as of 3/31/08	$35,467,211	$-

High Yield
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$64,462,054	-	Balance as of 12/31/07	$1,531,721	-
Level 2 – Other Significant
Observable Inputs	1,771,165,364	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	4,225,273	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$1,839,852,691	$-	(depreciation)	80,073	-
			Net purchases (sales)	2,613,479	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$4,225,273	$-

Income

	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$180,095,823	-
Level 2 – Other Significant
Observable Inputs	220,431,733	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$400,527,556	$-

Income & Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 – Quoted Prices	$283,053,916	-	Balance as of 12/31/07	$1,393,263	-
Level 2 – Other Significant
Observable Inputs	147,154,704	-	Accrued discounts/premiums	1,736	-
Level 3 – Significant
Unobservable Inputs	1,180,491	-	Realized gain (loss)	1	-
			Change in unrealized appreciation
Total	$431,389,111	$-	(depreciation)	(45,465)	-
			Net purchases (sales)	(4,850)	-
			Transfers in and/or out of Level 3	(164,194)	-
			Balance as of 3/31/08	$1,180,491	$-

Index Allocation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 – Quoted Prices	$342,946,553	-
Level 2 - Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$342,946,553	$-

International Core
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$166,887,494	$1,398,788
Level 2 - Other Significant
Observable Inputs	1,482,704,866	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,649,592,360	$1,398,788

International Equity Index A
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$84,108,474	$229,263
Level 2 - Other Significant
Observable Inputs	288,718,675	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$372,827,149	$229,263

International Equity Index B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$114,033,560	$204,473
Level 2 - Other Significant
Observable Inputs	400,733,882	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$ 514,767,442	$ 204,473

International Opportunities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$265,742,348	-
Level 2 - Other Significant
Observable Inputs	701,189,508	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$ 966,931,856	$-

International Small Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$76,410,469	-

Level 2 - Other Significant
Observable Inputs	477,945,940	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$554,356,409	$-

International Small Company
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$55,970,034	-	Balance as of 12/31/07	$114,786	-
Level 2 - Other Significant
Observable Inputs	182,633,334	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	90,590	-	Realized gain (loss)	(43)	-
			Change in unrealized appreciation
Total	$238,693,958	$-	(depreciation)	(24,153)	-
			Net purchases (sales)	-	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$90,590	$-

International Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$278,402,538	-
Level 2 - Other Significant
Observable Inputs	1,401,968,879	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,680,371,417	$-

Investment Quality Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	$802,199
Level 2 - Other Significant
Observable Inputs	$454,091,372	(61,491)
Level 3 – Significant
Unobservable Inputs	-	-

Total	$454,091,372	$740,708

Large Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$630,178,542	-
Level 2 - Other Significant
Observable Inputs	5,908,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$636,086,542	$-

Large Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$574,272,547	-
Level 2 - Other Significant
Observable Inputs	561,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$574,833,547	$-

Lifestyle Aggressive
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$514,456,012	-
Level 2 - Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$514,456,012	$-

Lifestyle Balanced
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$10,094,753,391	-
Level 2 - Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$10,094,753,391	$-

Lifestyle Conservative
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,258,482,305	-
Level 2 - Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,258,482,305	$-

Lifestyle Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$13,187,763,199	-
Level 2 - Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$13,187,763,199	$-

Lifestyle Moderate
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$2,453,107,813	-
Level 2 - Other Significant
Observable Inputs	-	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$2,453,107,813	$-

Managed
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Securities	Instruments

Level 1 - Quoted Prices	$734,647,844	($51,188)	Balance as of 12/31/07	$24,568,024	-
Level 2 - Other Significant
Observable Inputs	603,417,676	(131,504)	Accrued discounts/premiums	2	-
Level 3 – Significant
Unobservable Inputs	21,340,638	-	Realized gain (loss)	(1,160)	-
			Change in unrealized appreciation
Total	$1,359,406,158	($182,692)	(depreciation)	(4,061,514)	-
			Net purchases (sales)	(158,837)	-
			Transfers in and/or out of Level 3	994,123	-
			Balance as of 3/31/08	$21,340,638	$-

Mid Cap Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$773,255,350	$406,428
Level 2 - Other Significant
Observable Inputs	30,644,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$803,899,350	$406,428

Mid Cap Intersection
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$246,410,643	-
Level 2 - Other Significant
Observable Inputs	7,330,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$253,740,643	$-

Mid Cap Stock
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,052,103,588	-
Level 2 - Other Significant
Observable Inputs	96,764,092	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,148,867,680	$-

Mid Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$419,902,564	-
Level 2 - Other Significant
Observable Inputs	15,288,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$435,190,564	$-

Mid Cap Value Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$124,234,598	-
Level 2 - Other Significant
Observable Inputs	1,396,947	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$125,631,545	$-

Mid Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$161,872,856	-
Level 2 - Other Significant
Observable Inputs	16,264,212	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$178,137,068	$-

Money Market
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	-
Level 2 - Other Significant
Observable Inputs	$3,580,475,584	-

Level 3 – Significant
Unobservable Inputs	-	-

Total	$3,580,475,584	$-

Money Market B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	-
Level 2 - Other Significant
Observable Inputs	$636,734,320	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$636,734,320	$-

Mutual Shares
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$244,741,867	-	Balance as of 12/31/07	$1,439,712	-
Level 2 - Other Significant
Observable Inputs	164,604,108	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	2,048,911	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$411,394,886	$-	(depreciation)	(328,319)	-
			Net purchases (sales)	937,518	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$2,048,911	$-

Natural Resources
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$730,978,983	-
Level 2 - Other Significant
Observable Inputs	159,552,276	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$890,531,259	$-

Overseas Equity

	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$163,741,714	-
Level 2 - Other Significant
Observable Inputs	418,142,182	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$581,883,896	$-

Pacific Rim
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$6,503,184	-
Level 2 - Other Significant
Observable Inputs	131,235,416	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$137,738,600	$-

Quantitative All Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$363,202,144	-
Level 2 - Other Significant
Observable Inputs	4,110,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$367,312,144	$-

Quantitative Mid Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$30,380,583	-
Level 2 - Other Significant
Observable Inputs	908,000	-

Level 3 – Significant
Unobservable Inputs	-	-

Total	$31,288,583	$-

Quantitative Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$787,122,862	-
Level 2 - Other Significant
Observable Inputs	13,970,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$801,092,862	$-

Real Estate Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$245,793,964	-
Level 2 - Other Significant
Observable Inputs	19,287,713	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$265,081,677	$-

Real Estate Securities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$644,152,063	-
Level 2 - Other Significant
Observable Inputs	11,386,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$655,538,063	$-

Real Return Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$1,095,685	$7,133,785	Balance as of 12/31/07	$31,534,062	-
Level 2 - Other Significant
Observable Inputs	1,783,108,786	(8,925,107)	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	18,622,988	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$1,802,827,459	($1,791,322)	(depreciation)	1,374,985	-
			Net purchases (sales)	600,000	-
			Transfers in and/or out of Level 3	(14,886,059)	-
			Balance as of 3/31/08	$18,622,988	$-

Science & Technology
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$284,350,362	-
Level 2 - Other Significant
Observable Inputs	46,651,425	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$331,001,787	$-

Short-Term Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	-	-	Balance as of 12/31/07	$20,993,294	-
Level 2 - Other Significant
Observable Inputs	$215,231,571	$32,158	Accrued discounts/premiums	3,250	-
Level 3 – Significant
Unobservable Inputs	20,336,363	-	Realized gain (loss)	3,739	-
			Change in unrealized appreciation
Total	$235,567,934	$32,158	(depreciation)	(2,875,661)	-
			Net purchases (sales)	(238,563)	-
			Transfers in and/or out of Level 3	2,450,304	-
			Balance as of 3/31/08	$20,336,363	$-

Small Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$119,398,356	$929,760
Level 2 - Other Significant
Observable Inputs	20,644,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$140,042,356	$929,760

Small Cap Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$283,172,347	-
Level 2 - Other Significant
Observable Inputs	6,855,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$290,027,347	$-

Small Cap Index
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$408,321,893	$364,253	Balance as of 12/31/07	$26,140	-
Level 2 - Other Significant
Observable Inputs	16,862,000	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	917	-	Realized gain (loss)	(483,432)	-
			Change in unrealized appreciation
Total	$425,184,810	$364,253	(depreciation)	491,909	-
			Net purchases (sales)	(33,700)	-
			Transfers in and/or out of Level 3		-
			Balance as of 3/31/08	$917	$-

Small Cap Intrinsic Value
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$116,595,514	-	Balance as of 12/31/07	-	-
Level 2 - Other Significant
Observable Inputs	1,467,555	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	334,242	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$118,397,311	$-	(depreciation)	($1,857)	-
			Net purchases (sales)	336,099	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$334,242	$-

Small Cap Opportunities

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$321,889,714	-	Balance as of 12/31/07	$653,100	-
Level 2 - Other Significant
Observable Inputs	426,000	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	559,800	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$322,875,514	$-	(depreciation)	(93,300)	-
			Net purchases (sales)	-	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$559,800	$-

Small Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$423,597,087	-
Level 2 - Other Significant
Observable Inputs	11,711,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$435,308,087	$-

Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$41,647,629	-
Level 2 - Other Significant
Observable Inputs	170,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$41,817,629	$-

Small Company Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$258,500,410	-
Level 2 - Other Significant
Observable Inputs	2,901,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$261,401,410	$-

Small Company Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$617,541,772	-
Level 2 - Other Significant
Observable Inputs	14,779,829	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$632,321,601	$-

Spectrum Income
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$177,854,004	$119,519	Balance as of 12/31/07	$503,732	-
Level 2 - Other Significant
Observable Inputs	975,145,250	24,319	Accrued discounts/premiums	138	-
Level 3 – Significant
Unobservable Inputs	2,111,197	-	Realized gain (loss)	7,205	-
			Change in unrealized appreciation
Total	$1,155,110,451	$143,838	(depreciation)	(257,844)	-
			Net purchases (sales)	1,857,966	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$2,111,197	$-

Strategic Bond
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	$17,065,850	($5,022,338)	Balance as of 12/31/07	$19,186,503	-
Level 2 - Other Significant
Observable Inputs	766,642,995	-	Accrued discounts/premiums	1,161	-
Level 3 – Significant
Unobservable Inputs	17,073,942	-	Realized gain (loss)	2,407	-
			Change in unrealized appreciation
Total	$800,782,787	($5,022,338)	(depreciation)	(1,249,804)	-
			Net purchases (sales)	(538,300)	-
			Transfers in and/or out of Level 3	(328,025)	-
			Balance as of 3/31/08	$17,073,942	$-

Strategic Income

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	$10,218,259	($279,549)	Balance as of 12/31/07	$14,252,562	-
Level 2 - Other Significant
Observable Inputs	464,267,947	-	Accrued discounts/premiums	31	-
Level 3 – Significant
Unobservable Inputs	12,641,246	-	Realized gain (loss)	5,765	-
			Change in unrealized appreciation
Total	$487,127,452	($279,549)	(depreciation)	(625,464)	-
			Net purchases (sales)	(991,648)	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$12,641,246	$-

Total Bond Market A
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	-
Level 2 - Other Significant
Observable Inputs	$172,585,767	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$172,585,767	$-

Total Bond Market B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	-	-
Level 2 - Other Significant
Observable Inputs	$175,592,623	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$175,592,623	$-

Total Return
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$10,202,400	$55,503,371
Level 2 - Other Significant
Observable Inputs	2,870,452,995	(30,327,899)
Level 3 – Significant
Unobservable Inputs	-	-

Total	$2,880,655,395	$25,175,472

Total Stock Market Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$433,235,159	$34,342
Level 2 - Other Significant
Observable Inputs	11,785,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$445,020,159	$34,342

U.S. Core
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$645,861,760	-
Level 2 - Other Significant
Observable Inputs	7,209,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$653,070,760	$-

U.S. Global Leaders Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$45,887,052	-
Level 2 - Other Significant
Observable Inputs	868,232	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$46,755,284	$-

U.S. Government Securities
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	Securities	Instruments

Level 1 - Quoted Prices	$1,728,285	$874,126	Balance as of 12/31/07	$12,245,746	-
Level 2 - Other Significant
Observable Inputs	496,027,201	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	11,125,349	-	Realized gain (loss)	6,134	-
			Change in unrealized appreciation
Total	$508,880,835	$874,126	(depreciation)	(473,769)	-
			Net purchases (sales)	(652,762)	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$11,125,349	$-
U.S. High Yield Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$5,739,193	-
Level 2 - Other Significant
Observable Inputs	429,778,274	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$435,517,467	$-

U.S. Large Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$859,020,257	-
Level 2 - Other Significant
Observable Inputs	27,622,815	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$886,643,072	$-

U.S. Multi Sector
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments

Level 1 - Quoted Prices	$1,564,545,091	($248,625)
Level 2 - Other Significant
Observable Inputs	51,951,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$1,616,496,091	($248,625)

Utilities

	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$181,808,679	-
Level 2 - Other Significant
Observable Inputs	63,465,967	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$245,274,646	$-

Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$285,481,585	-
Level 2 - Other Significant
Observable Inputs	5,415,000	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$290,896,585	$-

Value & Restructuring
	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments
Level 1 - Quoted Prices	$435,850,577	-	Balance as of 12/31/07	$829,099	-
Level 2 - Other Significant
Observable Inputs	11,642,899	-	Accrued discounts/premiums	-	-
Level 3 – Significant
Unobservable Inputs	790,099	-	Realized gain (loss)	-	-
			Change in unrealized appreciation
Total	$448,283,575	$-	(depreciation)	(39,000)	-
			Net purchases (sales)	-	-
			Transfers in and/or out of Level 3	-	-
			Balance as of 3/31/08	$790,099	$-
Vista
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$108,819,960	-
Level 2 - Other Significant
Observable Inputs	9,702,933	-
Level 3 – Significant
Unobservable Inputs	-	-

Total	$118,522,893	$-

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Options All Portfolios, with the exception of JHT American Portfolios. JHT Lifestyle Portfolios, Money Market, Money Market B, Franklin Templeton Founding Allocation, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following is a summary of open written options outstanding as of March 31, 2008:

The following is a summary of written options outstanding as of March 31, 2008:

Written Option on Securities

				Notional
Portfolio	Name of Issuer	Strike Price	Expiration Date	Amount	Premium	Value

Global Bond	Calls

	FNCL 5.5% 30-Year TBA	$101.00	May 2008	$27,000,000	$132,890	($67,095)

				$27,000,000	$132,890	($67,095)

Health Sciences	Calls

	Alcon, Inc.	$170.00	Jan 2009	$14	$13,880	($8,540)
	Alexion Pharmaceuticals, Inc.	75.00	Apr 2008	57	5,768	(798)
	Alexion Pharmaceuticals, Inc.	90.00	May 2008	52	11,373	(1,300)
	Alexion Pharmaceuticals, Inc.	70.00	May 2008	26	4,342	(4,290)
	Allergan, Inc.	65.00	Jul 2008	56	13,715	(5,600)
	Allergan, Inc.	70.00	Jan 2009	25	4,925	(4,688)
	AMAG Pharmaceuticals, Inc.	45.00	Aug 2008	20	7,940	(8,200)
	Amgen, Inc.	50.00	Jul 2008	135	33,854	(11,880)
	Amgen, Inc.	50.00	Jan 2009	81	34,020	(20,250)
	Amgen, Inc.	60.00	Jan 2009	131	25,542	(8,122)
	Amylin Pharmaceuticals, Inc.	35.00	Jul 2008	125	33,374	(20,625)
	Assurant, Inc.	80.00	Jan 2009	31	12,056	(4,418)
	Assurant, Inc.	70.00	Jan 2009	51	16,794	(18,870)
	Baxter International, Inc.	70.00	May 2008	125	12,437	(1,250)
	Baxter International, Inc.	65.00	Aug 2008	28	5,656	(8,400)
	Baxter International, Inc.	70.00	Jan 2009	40	6,680	(6,700)
	Biocryst Pharmaceuticals, Inc.	5.00	Jun 2008	188	21,198	(13,160)
	Biogen Idec, Inc.	60.00	Jul 2008	25	12,781	(16,500)
	BioMarin Pharmaceutical, Inc.	40.00	Apr 2008	63	9,261	(1,890)
	BioMarin Pharmaceutical, Inc.	45.00	Apr 2008	84	10,410	(420)
	Cardinal Health, Inc.	65.00	Sep 2008	104	26,058	(6,240)
	Cardinal Health, Inc.	60.00	Sep 2008	11	3,300	(1,568)
	Cardinal Health, Inc.	70.00	Jan 2009	41	7,052	(2,358)
	Celgene Corp.	85.00	May 2008	63	8,631	(630)
	Celgene Corp.	70.00	May 2008	39	5,608	(6,045)
	Celgene Corp.	60.00	Jul 2008	31	8,742	(20,770)
	Celgene Corp.	75.00	Jul 2008	94	37,316	(12,690)
	Celgene Corp.	65.00	Jul 2008	32	9,854	(12,800)
	Celgene Corp.	70.00	Jan 2009	63	25,011	(34,775)
	Cerner Corp.	45.00	Jun 2008	84	23,898	(3,780)
	Cigna Corp.	60.00	Jan 2009	84	22,716	(6,090)
	Community Health Systems, Inc.	40.00	Jun 2008	125	24,372	(5,000)

Community Health Systems, Inc.	35.00	Sep 2008	40	8,680	(12,300)
Covance, Inc.	105.00	May 2008	125	19,000	(1,875)
Covance, Inc.	85.00	May 2008	40	9,080	(8,800)
Covance, Inc.	90.00	Jan 2009	27	13,689	(15,120)
CVS Caremark Corp.	40.00	May 2008	188	24,816	(39,480)
CVS Caremark Corp.	45.00	Jan 2009	84	16,438	(21,000)
Elan Corp. PLC	21.00	Apr 2008	77	7,469	(7,700)
Elan Energy, Inc.	35.00	Jul 2008	66	9,717	(2,310)
Eli Lilly & Company	55.00	Apr 2008	35	7,245	(630)
Eli Lilly & Company	60.00	Jul 2008	31	7,967	(1,550)
Eli Lilly & Company	55.00	Jul 2008	27	2,389	(4,725)
Genentech, Inc.	85.00	Jun 2008	69	17,751	(19,320)
Gilead Sciences, Inc.	57.50	Aug 2008	54	9,558	(9,990)
Gilead Sciences, Inc.	52.50	Aug 2008	39	5,987	(15,249)
Healthways, Inc.	80.00	Jan 2009	11	5,539	(550)
Humana, Inc.	70.00	Aug 2008	54	21,503	(2,565)
Humana, Inc.	55.00	Aug 2008	36	8,657	(8,640)
Imclone Systems, Inc.	50.00	May 2008	51	10,258	(5,355)
Imclone Systems, Inc.	60.00	Jan 2009	56	10,905	(9,800)
Intuitive Surgical, Inc.	370.00	Jul 2008	17	39,312	(41,480)
Intuitive Surgical, Inc.	400.00	Jan 2009	5	17,535	(16,825)
Invitrogen Corp.	90.00	May 2008	22	5,874	(5,940)
Laboratory Corp. of America Holdings	90.00	Jan 2009	84	26,208	(15,120)
LifePoint Hospitals, Inc.	30.00	Aug 2008	40	5,280	(5,900)
Monsanto Company	130.00	Apr 2008	56	31,192	(4,480)
Monsanto Company	150.00	Jul 2008	27	13,689	(5,940)
Monsanto Company	150.00	Jan 2009	56	50,883	(40,879)
NightHawk Radiology Holdings, Inc.	22.50	Jun 2008	125	11,782	(2,500)
Onyx Pharmaceuticals, Inc.	55.00	May 2008	111	35,221	(1,110)
OSI Pharmaceuticals, Inc.	40.00	Apr 2008	31	7,255	(2,325)
Psychiatric Solutions, Inc.	35.00	Sep 2008	28	7,284	(8,120)
ResMed, Inc.	50.00	Apr 2008	94	28,858	(1,410)
ResMed, Inc.	55.00	Jul 2008	31	7,644	(543)
ResMed, Inc.	60.00	Jul 2008	94	11,938	(1,410)
Schein Henry, Inc.	65.00	Apr 2008	74	8,127	(740)
Schein Henry, Inc.	65.00	Jul 2008	74	18,100	(4,625)
Schein Henry, Inc.	70.00	Jan 2009	14	3,318	(1,680)
Schering-Plough Corp.	30.00	May 2008	125	12,815	(625)
Schering-Plough Corp.	22.50	May 2008	94	10,293	(470)
Stereotaxis, Inc.	17.50	Jun 2008	63	10,997	(315)
Stryker Corp.	65.00	Jun 2008	54	10,368	(20,520)
Teva Pharmaceutical Industries, Ltd.	52.50	Jun 2008	125	18,818	(5,250)
Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2009	111	19,092	(13,875)
United Therapeutics Corp.	100.00	Aug 2008	19	9,371	(9,785)
Walgreens Company	45.00	Jan 2009	111	13,542	(14,430)
WellPoint, Inc.	60.00	Jan 2009	40	9,480	(6,400)
Xenoport, Inc.	75.00	Sep 2008	84	32,506	(6,090)
Zimmer Holdings, Inc.	80.00	Jun 2008	63	13,196	(21,420)
Zimmer Holdings, Inc.	80.00	Jan 2009	44	14,828	(31,680)

			$5,154	$1,220,018	($757,493)

Puts

Abbott Labs	60.00	May 2008	$13	$10,361	($7,215)
Abbott Labs	60.00	Jan 2009	25	19,925	(20,875)
Aetna, Inc.	55.00	Jan 2009	33	19,359	(46,035)
Aetna, Inc.	60.00	Jan 2009	21	19,705	(38,325)
Affymetrix, Inc.	30.00	Jan 2009	33	16,431	(41,415)
Alcon, Inc.	140.00	Jan 2009	35	58,567	(50,925)
Alexion Pharmaceuticals, Inc.	60.00	Apr 2008	14	11,577	(4,340)
Alexion Pharmaceuticals, Inc.	65.00	May 2008	24	17,848	(20,160)
Alexion Pharmaceuticals, Inc.	70.00	May 2008	52	46,968	(62,400)
Alexion Pharmaceuticals, Inc.	75.00	May 2008	9	10,953	(14,670)
Alexion Pharmaceuticals, Inc.	65.00	Aug 2008	26	27,462	(29,900)
Alexion Pharmaceuticals, Inc.	65.00	Jan 2009	31	38,566	(42,780)
Alexion Pharmaceuticals, Inc.	70.00	Jan 2009	30	43,570	(51,000)
Alexion Pharmaceuticals, Inc.	50.00	Jan 2009	7	5,579	(4,445)
Alkermes, Inc.	20.00	Jan 2009	27	18,978	(21,870)
Allergan, Inc.	65.00	Jan 2009	33	23,001	(36,135)
Amgen, Inc.	35.00	Jan 2009	8	2,456	(1,984)
Amylin Pharmaceuticals, Inc.	35.00	Jul 2008	18	6,546	(13,140)
Amylin Pharmaceuticals, Inc.	35.00	Jan 2009	15	7,915	(13,125)
Amylin Pharmaceuticals, Inc.	40.00	Jan 2009	15	12,205	(18,525)
Amylin Pharmaceuticals, Inc.	30.00	Jan 2009	22	10,934	(12,650)
Applied Biosystems Group	30.00	Jan 2009	1	297	(215)
Arthocare	60.00	Jun 2008	47	51,236	(132,540)
Arthocare	55.00	Jun 2008	47	36,583	(109,510)
Arthrocare	40.00	Sep 2008	12	10,164	(12,960)
Assurant, Inc.	70.00	Jan 2009	94	94,240	(115,150)
Baxter International, Inc.	65.00	Aug 2008	8	6,536	(6,640)
Baxter International, Inc.	65.00	Jan 2009	42	37,423	(40,950)
Becton, Dickinson and Company	85.00	Jun 2008	25	17,675	(8,250)
Biogen Idec, Inc.	75.00	Apr 2008	50	43,197	(67,250)
Biogen Idec, Inc.	55.00	Jul 2008	2	1,014	(480)
Biogen Idec, Inc.	55.00	Jan 2009	32	22,624	(17,600)
BioMarin Pharmaceutical, Inc.	40.00	Apr 2008	17	4,709	(8,330)
BioMarin Pharmaceutical, Inc.	25.00	Jan 2009	63	32,192	(15,750)
BioMarin Pharmaceutical, Inc.	40.00	Jan 2009	31	25,947	(33,015)
BioMarin Pharmaceutical, Inc.	35.00	Jan 2009	3	2,691	(2,310)
Boston Scientific Corp.	12.50	Jan 2009	28	5,796	(5,320)
C.R. Barr, Inc.	80.00	Jan 2009	19	12,673	(5,795)
C.R. Barr, Inc.	100.00	Jan 2009	9	10,173	(9,675)
Cardinal Health, Inc.	60.00	Sep 2008	32	12,780	(27,680)
Cardinal Health, Inc.	70.00	Jan 2009	25	26,925	(44,500)
Celgene Corp.	55.00	Jul 2008	18	15,726	(5,760)
Celgene Corp.	60.00	Jul 2008	22	18,450	(11,000)
Celgene Corp.	70.00	Jan 2009	28	44,160	(38,360)
Celgene Corp.	50.00	Jan 2009	21	21,547	(9,660)
Cephalon, Inc.	75.00	May 2008	33	16,592	(36,960)
Cephalon, Inc.	60.00	Jan 2009	6	4,182	(3,240)
Cephalon, Inc.	70.00	Jan 2009	32	18,269	(32,480)
Cephalon, Inc.	80.00	Jan 2009	32	31,652	(54,560)

Cerner Corp.	60.00	Jan 2009	13	11,531	(29,640)
Charles River Laboratories International,
Inc.	65.00	May 2008	38	16,986	(25,270)
Charles River Laboratories International,
Inc.	65.00	Jan 2009	13	7,241	(11,115)
Charles River Laboratories International,
Inc.	70.00	Jan 2009	11	10,667	(13,255)
Cigna Corp.	55.00	Apr 2008	1	617	(1,445)
Cigna Corp.	50.00	Jan 2009	15	11,415	(16,800)
Cigna Corp.	55.00	Jan 2009	19	15,713	(28,785)
Cigna Corp.	60.00	Jan 2009	20	20,670	(39,100)
Cigna Corp.	40.00	Jan 2009	13	7,013	(6,500)
Community Health Systems, Inc.	35.00	Sep 2008	42	16,254	(16,170)
Community Health Systems, Inc.	35.00	Jan 2009	13	6,751	(6,500)
Covance, Inc.	80.00	Jan 2009	32	23,539	(20,160)
Covance, Inc.	90.00	Jan 2009	16	14,412	(18,080)
Coventry Health Care, Inc.	50.00	Jan 2009	7	5,749	(7,840)
Covidien, Ltd.	40.00	Jul 2008	38	12,616	(3,990)
Covidien, Ltd.	45.00	Jul 2008	13	5,280	(3,705)
Cubist Pharmaceuticals, Inc.	20.00	Jan 2009	51	17,985	(18,615)
CVS Caremark Corp.	40.00	May 2008	33	6,572	(4,950)
CVS Caremark Corp.	45.00	Jan 2009	79	48,302	(51,350)
CVS Caremark Corp.	40.00	Jan 2009	33	14,254	(12,705)
Davita, Inc.	50.00	Jan 2009	13	7,961	(8,125)
Dentsply International, Inc.	45.00	Apr 2008	40	19,480	(25,600)
Dentsply International, Inc.	45.00	Jul 2008	13	6,675	(8,710)
Dentsply International, Inc.	45.00	Jan 2009	56	35,892	(40,880)
Elan Corp., PLC	22.50	Jan 2009	63	32,570	(37,170)
Eli Lilly & Company	50.00	Apr 2008	37	7,547	(2,035)
Eli Lilly & Company	50.00	Jul 2008	33	10,461	(8,333)
Eli Lilly & Company	50.00	Jan 2009	33	16,401	(14,850)
Express Scripts, Inc.	65.00	Jan 2009	38	35,047	(31,540)
Genentech, Inc.	75.00	Jun 2008	11	3,267	(2,255)
Genentech, Inc.	70.00	Jan 2009	25	20,272	(8,500)
Gen-Probe, Inc.	50.00	Jan 2009	28	15,216	(18,060)
Genzyme Corp.	75.00	Jan 2009	12	9,924	(10,080)
Gilead Sciences, Inc.	50.00	May 2008	20	7,140	(3,780)
Gilead Sciences, Inc.	52.50	May 2008	26	13,812	(8,320)
Gilead Sciences, Inc.	45.00	Aug 2008	43	19,771	(7,439)
Gilead Sciences, Inc.	47.50	Aug 2008	28	15,036	(6,860)
Gilead Sciences, Inc.	52.50	Aug 2008	26	16,666	(11,960)
Gilead Sciences, Inc.	42.50	Jan 2009	13	9,321	(3,315)
Gilead Sciences, Inc.	45.00	Jan 2009	31	16,777	(10,230)
Gilead Sciences, Inc.	47.50	Jan 2009	16	11,872	(6,560)
Gilead Sciences, Inc.	52.50	Jan 2009	31	25,887	(19,685)
Gilead Sciences, Inc.	55.00	Jan 2009	41	40,148	(31,775)
Health Net, Inc.	50.00	Jan 2009	55	29,535	(106,700)
Health Net, Inc.	55.00	Jan 2009	3	1,941	(7,290)
Health Net, Inc.	35.00	Jan 2009	23	14,881	(16,560)
Healthways, Inc.	30.00	Jan 2009	28	13,957	(10,080)
Healthways, Inc.	35.00	Jan 2009	19	11,775	(10,070)

Humana, Inc.	70.00	Jan 2009	28	24,902	(72,100)
Humana, Inc.	80.00	Jan 2009	18	25,555	(63,270)
Idexx Laboratories, Inc.	60.00	Jan 2009	36	15,120	(41,220)
Illumina, Inc.	70.00	Jan 2009	64	67,927	(55,040)
Illumina, Inc.	75.00	Jan 2009	9	12,003	(9,900)
Illumina, Inc.	80.00	Jan 2009	9	14,643	(12,285)
Imclone Systems, Inc.	45.00	May 2008	14	8,078	(6,860)
Imclone Systems, Inc.	40.00	Jan 2009	26	20,712	(14,170)
Imclone Systems, Inc.	50.00	Jan 2009	21	22,277	(23,205)
Immucor Corp.	30.00	Jan 2009	20	7,495	(19,400)
Immucor Corp.	35.00	Jan 2009	33	21,466	(46,035)
Immucor Corp.	20.00	Jan 2009	13	4,174	(3,868)
Intermune, Inc.	25.00	Jan 2009	169	228,028	(226,460)
Intuitive Surgical, Inc.	300.00	Jan 2009	6	46,301	(27,414)
Invitrogen Corp.	85.00	May 2008	31	21,297	(13,330)
Laboratory Corp. of America Holdings	75.00	Jan 2009	13	6,710	(8,970)
Laboratory Corp. of America Holdings	80.00	Jan 2009	10	7,439	(9,650)
Laboratory Corp. of America Holdings	85.00	Jan 2009	12	10,684	(3,450)
LifePoint Hospitals, Inc.	30.00	Aug 2008	74	26,098	(28,490)
Mckesson Corp.	60.00	Jan 2009	13	10,101	(13,000)
Medco Health Solutions, Inc.	45.00	Jan 2009	13	7,836	(8,125)
Medicines Company	20.00	Jul 2008	63	21,578	(25,200)
Medtronic, Inc.	50.00	Jan 2009	13	7,241	(6,435)
Merck & Company, Inc.	65.00	Jul 2008	8	6,136	(21,640)
Merck & Company, Inc.	50.00	Jan 2009	50	34,690	(68,000)
Millennium Pharmaceuticals, Inc.	15.00	Jan 2009	123	30,073	(27,675)
Millennium Pharmaceuticals, Inc.	20.00	Jan 2009	38	20,026	(20,710)
Millipore Corp.	80.00	Jan 2009	32	28,384	(45,440)
Monsanto Company	100.00	Jul 2008	7	7,634	(6,160)
Monsanto Company	80.00	Jan 2009	44	54,634	(31,240)
Monsanto Company	130.00	Jan 2009	77	238,339	(234,849)
Monsanto Company	125.00	Jan 2009	61	159,118	(166,530)
Onyx Pharmaceuticals, Inc.	50.00	May 2008	27	26,659	(56,970)
Onyx Pharmaceuticals, Inc.	30.00	Jan 2009	38	37,125	(24,890)
Onyx Pharmaceuticals, Inc.	45.00	Jan 2009	61	79,934	(107,665)
Onyx Pharmaceuticals, Inc.	50.00	Jan 2009	41	64,530	(90,405)
Onyx Pharmaceuticals, Inc.	60.00	Jan 2009	17	32,624	(53,210)
Onyx Pharmaceuticals, Inc.	35.00	Jan 2009	37	40,252	(36,815)
OSI Pharmaceuticals, Inc.	30.00	Jan 2009	38	19,442	(15,390)
Pfizer, Inc.	25.00	Jan 2009	63	15,008	(32,697)
Schein Henry, Inc.	60.00	Jan 2009	30	17,480	(18,600)
Schering-Plough Corp.	35.00	Jan 2009	30	25,480	(61,350)
Schering-Plough Corp.	30.00	Jan 2009	51	28,273	(80,070)
Shire PLC	75.00	Jan 2009	13	15,691	(24,505)
St. Jude Medical, Inc.	40.00	Jan 2009	17	8,054	(5,270)
Stereotaxis, Inc.	10.00	Jun 2008	2	614	(860)
Stryker Corp.	75.00	Jan 2009	66	55,111	(80,520)
Stryker Corp.	70.00	Jan 2009	13	9,581	(11,700)
Teva Pharmaceutical Industries, Ltd.	50.00	Jan 2009	44	28,028	(27,940)
Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2009	8	6,376	(7,880)
Teva Pharmaceutical Industries, Ltd.	45.00	Jan 2009	32	17,784	(11,520)

Unitedhealth Group, Inc.	45.00	Jan 2009	50	22,680	(56,000)
Vertex Pharmaceuticals, Inc.	30.00	Jan 2009	51	37,366	(46,920)
Vertex Pharmaceuticals, Inc.	35.00	Jan 2009	24	27,261	(30,840)
Walgreen Company	40.00	Jan 2009	147	54,958	(69,090)
Walgreen Company	45.00	Jan 2009	74	50,057	(58,460)
Waters Corp.	60.00	Jan 2009	39	25,167	(32,370)
Wellcare Health Plans, Inc.	35.00	Jan 2009	95	126,007	(57,950)
WellPoint, Inc.	45.00	Jan 2009	13	6,976	(7,930)
WellPoint, Inc.	80.00	Jan 2009	22	19,696	(78,760)
WellPoint, Inc.	70.00	Jan 2009	11	6,027	(28,490)
Wyeth	50.00	Jan 2009	80	59,294	(85,200)
Wyeth	40.00	Jan 2009	38	22,231	(17,670)
Zimmer Holdings, Inc.	75.00	Jun 2008	6	2,592	(1,974)
Zimmer Holdings, Inc.	85.00	Jun 2008	8	5,896	(6,840)
Zimmer Holdings, Inc.	90.00	Jan 2009	24	26,347	(34,560)
Zimmer Holdings, Inc.	75.00	Jan 2009	6	4,092	(3,510)
Zimmer Holdings, Inc.	85.00	Jan 2009	8	8,216	(8,840)

			$5,047	$4,046,766	($4,954,373)

Written Options on Exchange-Traded Futures Contracts

Fund	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Global Bond	Calls

	U.S. Treasury 10-Year Note Futures	$119.50	Apr 2008	570	$426,825	($507,656)
	U.S. Treasury 10-Year Note Futures	120.00	Apr 2008	395	291,591	(277,734)
	U.S. Treasury 10-Year Note Futures	121.00	May 2008	166	150,022	(140,063)
	U.S. Treasury 10-Year Note Futures	121.50	May 2008	137	87,423	(98,469)
	U.S. Treasury 10-Year Note Futures	118.50	May 2008	77	80,417	(141,969)

				1,345	$1,036,278	($1,165,891)
	Puts

	U.S. Treasury 10-Year Note Futures	$113.00	Apr 2008	166	$111,116	($2,594)
	U.S. Treasury 10-Year Note Futures	117.00	Apr 2008	162	113,501	(63,281)
	U.S. Treasury 10-Year Note Futures	114.50	Apr 2008	159	121,337	(9,937)
	U.S. Treasury 10-Year Note Futures	118.00	Apr 2008	133	103,574	(93,515)
	U.S. Treasury 10-Year Note Futures	117.50	Apr 2008	131	97,922	(69,594)
	U.S. Treasury 10-Year Note Futures	116.00	May 2008	135	126,225	(71,719)
	U.S. Treasury 10-Year Note Futures	113.00	May 2008	78	88,774	(10,969)

				964	$762,449	($321,609)

Real Return Bond	Calls

	U.S. Treasury 10-Year Note Futures	$118.00	May 2008	235	$262,538	($499,375)
	U.S. Treasury 10-Year Note Futures	121.00	May 2008	93	104,392	(78,469)
	U.S. Treasury 10-Year Note Futures	119.00	May 2008	60	72,037	(96,562)
	U.S. Treasury 30-Year Bond Futures	122.00	May 2008	157	253,623	(181,531)

				545	$692,590	($855,937)
	Puts

	U.S. Treasury 10-Year Futures	$114.00	May 2008	120	$147,825	($26,250)
	U.S. Treasury 10-Year Futures	112.00	May 2008	115	121,900	(12,578)

				235	$269,725	($38,828)

Strategic Bond	Calls

	U.S. Treasury 10-Year Note Futures	$118.00	May 2008	531	$582,486	($1,128,375)
	U.S. Treasury 10-Year Note Futures	117.00	May 2008	102	98,209	(282,094)
	U.S. Treasury 10-Year Note Futures	123.00	May 2008	19	11,186	(8,015)
	U.S. Treasury 30-Year Bond Futures	118.00	May 2008	63	112,044	(175,219)

				715	$803,925	($1,593,703)
	Puts

	90 Day Eurodollar Futures, American style	$96.125	Jun 2008	99	$16,218	($619)
	90 Day Eurodollar Futures, American style	97.25	Jun 2008	59	15,205	(2,581)
	90 Day Eurodollar Futures, American style	96.25	Jun 2008	58	29,422	(363)
	90 Day Eurodollar Futures, American style	96.75	Jun 2008	41	9,795	(256)
	90 Day Eurodollar Futures, American style	95.50	Jun 2008	19	4,180	(119)
	90 Day Eurodollar Futures, American style	97.75	Jun 2008	157	61,115	(66,725)
	90 Day Eurodollar Futures, American style	97.00	Sep 2008	30	6,225	(1,312)
	90 Day Eurodollar Futures, American style	97.75	Sep 2008	236	103,133	(100,300)
	Euro Currency Futures, American style	1,500.00	Jun 2008	294	517,443	(294,000)
	U.S. Treasury 5-Year Note Futures	113.00	May 2008	89	57,961	(53,539)
	U.S. Treasury 5-Year Note Futures	112.00	May 2008	40	37,612	(12,812)
	U.S. Treasury 10-Year Note Futures	117.50	Apr 2008	159	109,799	(84,469)
	U.S. Treasury 10-Year Note Futures	113.00	May 2008	280	283,350	(39,375)
	U.S. Treasury 10-Year Note Futures	116.00	May 2008	51	90,698	(27,094)
	U.S. Treasury 10-Year Note Futures	112.50	May 2008	29	37,433	(3,172)
	U.S. Treasury 10-Year Note Futures	115.00	May 2008	127	69,756	(11,906)
	U.S. Treasury 10-Year Note Futures	117.00	May 2008	177	147,365	(143,813)
	U.S. Treasury 30-Year Bond Futures	115.00	May 2008	130	180,537	(121,875)
	U.S. Treasury 30-Year Bond Futures	117.00	May 2008	59	70,658	(93,109)
	U.S. Treasury 30-Year Bond Futures	110.00	May 2008	20	9,900	(3,750)

				2,154	$1,857,805	($1,061,189)

Total Return	Calls

	U.S. Treasury 10-Year Note Futures	$118.00	May 2008	1,049	$1,203,393	($2,229,125)
	U.S. Treasury 10-Year Note Futures	120.00	May 2008	250	304,063	(296,875)

				1,299	$1,507,456	($2,526,000)
	Puts

	U.S. Treasury 10-Year Note Futures	$114.00	May 2008	1,053	$1,531,914	($230,344)
	U.S. Treasury 10-Year Note Futures	116.00	May 2008	125	101,250	(66,406)

				1,178	$1,633,164	($296,750)

U.S. Government Securities	Calls

	U.S. Treasury 10-Year Note Futures	$119.50	Apr 2008	46	$50,801	($40,969)
	U.S. Treasury 10-Year Note Futures	121.00	Apr 2008	46	54,395	(19,406)

				92	$105,196	($60,375)

Interest Rate Swaptions

				Pay/Receive	Exercise			Notional
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Premium	Value

Global Bond	Calls

	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	29,100,000	$342,289	($1,951,804)
	5-Year Interest Rate Swap	Deutsche Bank	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	13,500,000	165,891	(905,476)
		Lehman Brothers Special Financing,
	5-Year Interest Rate Swap	Inc.	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	13,100,000	113,642	(878,647)
	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	14,700,000	120,540	(985,963)
	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	137,300,000	3,293,484	(4,745,335)
	7-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	36,200,000	969,490	(2,679,557)
	7-Year Interest Rate Swap	Deutsche Bank	6 Month EUR-EURIBOR	Receive	4.23%	Sep 2009	EUR	21,700,000	283,402	(533,064)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	18,700,000	506,770	(1,384,191)
	7-Year Interest Rate Swap	Morgan Stanley	3 Month USD-LIBOR	Receive	4.90%	Jul 2009	USD	33,400,000	1,123,576	(1,938,222)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	8,200,000	227,345	(606,971)

								325,900,000	$7,146,429	($16,609,230)
	Puts

	2-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	3.075%	May 2008	USD	30,900,000	$95,017	($28,178)
	30-Year Interest Rate Swap	Barclays Capital	6 Month GBP-LIBOR	Receive	4.75%	Jun 2008	GBP	7,400,000	235,736	(139,615)

								38,300,000	$330,753	($167,793)

Real Return Bond	Calls

	5-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	3,000,000	$33,900	($201,217)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	7,000,000	225,050	(448,826)
		Lehman Brothers Special Financing,
	7-Year Interest Rate Swap	Inc.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	13,000,000	354,250	(833,534)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	7,000,000	220,115	(164,258)
	10-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	7,000,000	186,375	(631,748)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	14,200,000	356,420	(1,281,546)
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	10,200,000	256,020	(920,547)
	30-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,800,000	135,100	(459,319)
	30-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	3,500,000	146,300	(574,149)

								67,700,000	$1,913,530	($5,515,144)
	Puts

	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	7,000,000	$225,050	($164,259)
		Lehman Brothers Special Financing,
	7-Year Interest Rate Swap	Inc.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	13,000,000	488,800	(305,051)
	7-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	7,000,000	220,115	(448,826)
	10-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	7,000,000	186,375	(38,743)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	14,200,000	343,640	(78,593)
	10-Year Interest Rate Swap	Royal Bank of Scotland	3 Month USD-LIBOR	Receive	5.25%	Sep 2008	USD	10,200,000	246,840	(56,454)
	30-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	2,800,000	102,200	(17,659)
	30-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.67%	Aug 2008	USD	3,500,000	147,700	(22,074)

								64,700,000	1,960,720	(1,131,659)

Total Return	Calls

5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	64,400,000	$720,905	($4,319,456)
5-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.30%	Feb 2009	USD	50,600,000	1,249,130	(1,960,942)
	Lehman Brothers Special Financing,
5-Year Interest Rate Swap	Inc.	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	86,100,000	712,600	(5,774,925)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.95%	Sep 2008	USD	23,600,000	215,220	(1,582,906)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.20%	Jul 2009	USD	13,000,000	287,300	(422,967)
7-Year Interest Rate Swap	Barclays Capital PLC	3 Month USD-LIBOR	Receive	4.60%	Feb 2009	USD	25,200,000	808,920	(1,264,680)
7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	133,900,000	3,435,615	(5,255,079)
7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	17,300,000	467,100	(678,961)
7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Feb 2009	USD	54,100,000	1,631,115	(2,001,511)

							468,200,000	$9,527,905	($23,261,427)

Foreign Currency Options

						Notional
Portfolio	Name of Issuer		Exercise Price	Expiration Date		Amount	Premium	Value

Real Return Bond	Calls

	OTC U.S. Dollar versus Japanese Yen	JPY	118.15	Jun 2008	USD	3,300,000	$41,313	($1,670)

						3,300,000	$41,313	($1,670)
	Puts

	OTC U.S. Dollar versus Japanese Yen	JPY	118.15	Jun 2008	USD	3,300,000	$151,308	($627,399)
	OTC U.S. Dollar versus Japanese Yen	JPY	100.00	Dec 2008	USD	3,000,000	49,650	(144,651)

						6,300,000	$200,958	($772,050)

Securities Lending The Portfolios may lend securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

All Portfolios, with the exception of the Lifestyle Portfolios, permits the Portfolios to lend securities to Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) on a principal basis. Morgan Stanley is the primary borrower of securities of the Portfolios. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

At March 31, 2008 the values of securities loaned and cash collateral were as follows:

Portfolio	Value Of Securities Loaned	Value Of Cash Collateral

500 Index	21,198,360	21,622,327
500 Index B	9,900,003	10,098,003
Active Bond	150,664,542	153,677,833
All Cap Core	10,821,800	11,038,236

All Cap Growth	4,987,138	5,086,881
All Cap Value	1,075,868	1,097,385
Blue Chip Growth	77,669,476	79,222,866
Capital Appreciation	52,742,983	53,797,843
Dynamic Growth	6,955,947	7,095,066
Emerging Growth	3,929,072	4,007,653
Emerging Small Company	37,177,443	37,920,992
Equity Income	65,621,965	66,934,404
Financial Services	6,565,225	6,696,530
Fundamental Value	38,122,917	38,885,375
Global	33,520,183	35,094,538
Global Allocation	3,752,535	3,827,586
Global Real Estate	72,629,010	75,330,151
Growth And Income	29,670,250	30,263,655
High Income	816,540	832,871
High Yield	47,258,116	48,203,278
Income & Value	6,143,455	6,266,324
International Core	114,012,641	119,713,273
International Equity Index A	27,937,354	29,277,845
International Equity Index B	36,024,238	37,825,450
International Opportunities	58,350,031	61,267,533
International Small Cap	2,985,405	3,134,676
International Small Company	25,639,025	26,920,930
International Value	125,714,558	132,000,286
Large Cap	17,504,512	17,854,602
Large Cap Value	8,661,865	8,835,102
Managed	4,791,534	4,887,364
Mid Cap Index	58,021,399	59,181,827
Mid Cap Stock	142,035,516	144,876,226
Mid Cap Value	29,622,835	30,215,292
Mid Cap Value Equity	11,927,564	12,166,115
Mid Value	16,403,505	16,731,575
Natural Resources	52,427,862	54,092,045
Overseas Equity	49,560,844	52,038,886
Quantitative All Cap	25,048,174	25,549,137
Quantitative Mid Cap	1,109,205	1,131,389
Quantitative Value	30,155,380	30,758,488
Real Estate Equity	22,693,355	23,147,222
Real Estate Securities	69,669,253	71,062,638
Science & Technology	10,409,784	10,617,980
Small Cap	22,629,497	23,082,087
Small Cap Growth	29,761,745	30,356,980
Small Cap Index	78,378,325	79,945,892
Small Cap Opportunities	51,301,466	52,327,496
Small Cap Value	56,791,650	57,927,483
Small Company	1,962,899	2,002,157
Small Company Growth	36,133,974	36,856,653
Small Company Value	63,164,043	64,427,324
Spectrum Income	2,855,173	2,912,276
Strategic Bond	7,992,455	8,152,304
Strategic Income	2,253,888	2,298,966

Total Stock Market Index	19,424,441	19,812,930
U.S. Core	3,008,862	3,069,039
U.S. Global Leaders Growth	307,944	314,103
U.S. High Yield Bond	5,626,660	5,739,193
U.S. Large Cap	33,260,742	33,925,957
U.S. Multi Sector	8,596,676	8,768,610
Utilities	3,249,739	3,314,734
Value & Restructuring	19,855,090	20,252,192
Vista	3,153,977	3,217,057

Mortgage Dollar Rolls All Portfolios, with the exception of the Lifestyle Portfolios, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Inflation-Indexed Bonds All Portfolios of the Trust with the exception of the Lifestyle Portfolios, may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation.

Short Sales Certain Portfolios may make short sales of securities. This means a Portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. Certain of the Portfolios may also make short sales “against the box.” In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Portfolio closes its short position or replaces a borrowed security, the Portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Futures All Portfolios, with the exception of the Lifestyle Portfolios, may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at March 31, 2008

						Unrealized
						Appreciation
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	(Depreciation)

500 Index	S&P 500 Index Futures	98	Long	Jun 2008	$32,107,000	($303,893)

						($303,893)

500 Index B	S&P 500 Index Futures	99	Long	Jun 2008	$32,769,000	($41,469)

						($41,469)

All Cap Core	Russell 2000 Index Futures	109	Long	Jun 2008	$36,079,000	$243,424
	Russell 2000 Mini Index Futures	755	Long	Jun 2008	52,095,000	900,904
	S&P 500 Index Futures	20	Long	Jun 2008	6,900,000	119,415

						$1,263,743

Core Allocation	10-Year German Euro-BUND Futures	2	Long	Jun 2008	$366,207	($3,154)
	Dow Jones Euro STOXX 50 Futures	2	Long	Jun 2008	112,060	4,036
	Emini MSCI EAFE Index Futures	12	Long	Jun 2008	1,231,800	56,528
	S&P 500 Mini Index Futures	10	Long	Jun 2008	662,000	3,264
	10-Year German Government Bond Futures	2	Short	Jun 2008	366,207	3,180
	U.S. Treasury 5-Year Note Futures	5	Short	Jun 2008	571,172	(5,073)
	U.S. Treasury 10-Year Note Futures	1	Short	Jun 2008	118,953	(2,729)

						$56,052

Global Allocation	EOE Dutch Stock Index Futures	23	Long	Apr 2008	$3,208,823	$68,120
	FTSE 100 Index Futures	47	Long	Jun 2008	5,324,808	18,189
	S&P 500 Index Futures	36	Long	Jun 2008	11,916,000	376,124
	DAX Index Futures	12	Short	Jun 2008	3,123,791	57,309
	Nikkei 225 Index Futures	24	Short	Jun 2008	3,007,223	46,749
	S&P / TSE 60 Index Futures	10	Short	Jun 2008	1,531,102	2,451
	SPI 200 Index Futures	6	Short	Jun 2008	739,710	(34,134)
	U.S. Treasury 5-Year Note Futures	93	Short	Jun 2008	10,623,797	(158,567)

						$376,241

Global Bond	10-Year German Euro-BUND Futures	1,458	Long	Jun 2008	$266,964,587	($1,635,448)
	10-Year Japan Government Bond Futures	42	Long	Jun 2008	59,207,865	823,435
	90-Day LIBOR Futures	107	Long	Jun 2008	25,099,344	(17,254)
	90-Day LIBOR Futures	217	Long	Sep 2008	51,071,985	(59,217)
	Euribor Futures	134	Long	Jun 2008	50,510,765	(37,439)
	Euribor Futures	380	Long	Sep 2008	143,809,410	422,578
	Eurodollar Futures	626	Long	Mar 2009	151,718,925	(72,938)
	Eurodollar Futures	875	Long	Dec 2009	212,504,688	124,175

	Eurodollar Futures	1,494	Long	Dec 2009	363,882,375	2,226,698
	U.S. Treasury 10-Year Note Futures	1,705	Long	Jun 2008	202,815,078	1,747,828
	2-Year German Euro-SCHATZ Futures	941	Short	Jun 2008	155,252,900	923,522
	5-Year German Euro-BOBL Futures	784	Short	Jun 2008	136,627,824	1,450,308
	10-Year Canada Government Bond Futures	45	Short	Jun 2008	5,251,206	(162,395)
	90-Day LIBOR Futures	207	Short	Jun 2008	45,724,566	(428,639)
	90-Day LIBOR Futures	105	Short	Dec 2008	24,787,791	32,975
	90-Day LIBOR Futures	80	Short	Jun 2009	18,948,453	(40,685)
	90-Day LIBOR Futures	80	Short	Sep 2009	18,947,460	(50,232)
	90-Day LIBOR Futures	97	Short	Dec 2009	22,947,325	24,064
	90-Day Sterling Futures	54	Short	Mar 2009	12,778,819	(15,406)
	Euribor Futures	41	Short	Dec 2008	15,537,316	56,638
	Euribor Futures	595	Short	Mar 2009	225,868,036	208,888
	Euribor Futures	105	Short	Mar 2009	25,676,438	(34,125)
	Euribor Futures	143	Short	Jun 2009	54,309,649	5,644
	Euribor Futures	21	Short	Jun 2009	5,125,575	(6,038)
	Euribor Futures	288	Short	Sep 2009	109,418,657	-
	Eux Acal Euro-BUND Futures	110	Short	Apr 2008	10,420	71,202
	U.S. Treasury 2-Year Note Futures	2,139	Short	Jun 2008	459,149,719	(1,183,828)
	U.S. Treasury 5-Year Note Futures	55	Short	Jun 2008	6,282,891	3,672

						$4,377,983

International Core	CAC 40 10 Euro Index Futures	196	Long	Apr 2008	$14,583,660	$663,041
	DAX Index Futures	325	Long	Jun 2008	84,602,681	2,956,274
	Topix Index Futures	53	Long	Jun 2008	6,462,831	8,166
	IBEX 35 Index Futures	127	Short	Jun 2008	26,536,320	(791,835)
	S&P / TSE 60 Index Futures	113	Short	Jun 2008	17,301,456	(530,079)
	Share Price Index 200 Futures	158	Short	Jun 2008	19,479,041	(906,779)

						$1,398,788

International Equity Index A	CAC 40 10 Euro Index Futures	19	Long	Jun 2008	$1,381,026	$61,095
	DAX Index Futures	3	Long	Jun 2008	780,948	35,336
	EOE Dutch Stock Index Futures	3	Long	Apr 2008	418,542	19,107
	FTSE 100 Index Futures	17	Long	Jun 2008	1,925,994	62,946
	Hang Seng Stock Index Futures	3	Long	Apr 2008	436,162	5,696
	IBEX 35 Index Futures	4	Long	Apr 2008	835,790	24,580
	MSCI Taiwan Stock Index Futures	15	Long	Apr 2008	493,050	(13,325)
	OMX 30 Stock Index Futures	22	Long	Apr 2008	344,430	8,543
	S&P / MIB Index Futures	3	Long	Jun 2008	725,640	15,782
	S&P Canada 60 Index Futures	5	Long	Jun 2008	765,551	(6,916)
	Share Price Index 200 Futures	3	Long	Jun 2008	369,855	13,219
	Topix Index Futures	18	Long	Jun 2008	2,194,924	3,200

						$229,263

International Equity Index B	CAC 40 10 Euro Index Futures	13	Long	Jun 2008	$944,913	$45,860
	DAX Index Futures	4	Long	Jun 2008	1,041,264	47,114
	EOE Dutch Stock Index Futures	3	Long	Apr 2008	418,542	19,217

	FTSE 100 Index Futures	15	Long	Jun 2008	1,699,407	59,924
	Hang Seng Stock Index Futures	3	Long	Apr 2008	436,162	5,696
	IBEX 35 Index Futures	4	Long	Apr 2008	835,790	24,580
	MSCI Taiwan Stock Index Futures	37	Long	Apr 2008	1,216,190	(33,515)
	OMX 30 Stock Index Futures	29	Long	Apr 2008	454,021	9,431
	S&P / MIB Index Futures	2	Long	Jun 2008	483,760	10,521
	S&P / TSE 60 Index Futures	5	Long	Jun 2008	765,551	(6,916)
	Share Price Index 200 Futures	4	Long	Jun 2008	493,140	20,916
	Topix Index Futures	16	Long	Jun 2008	1,951,043	1,645

						$204,473

Investment Quality Bond	U.S. Treasury 5-Year Note Futures	138	Long	Jun 2008	$15,764,344	$141,959
	U.S. Treasury 10-Year Note Futures	250	Long	Jun 2008	29,738,283	660,240

						$802,199

Managed	S&P 500 Mini Index Futures	105	Long	Jun 2008	$6,951,000	($51,188)

						($51,188)

Mid Cap Index	S&P Mid 400 Mini Index Futures	448	Long	Jun 2008	$35,011,200	$406,428

						$406,428

Real Return Bond	90-Day LIBOR Futures	546	Long	Jun 2008	$128,077,028	$269,987
	90-Day LIBOR Futures	211	Long	Sep 2008	49,659,857	174,178
	90-Day LIBOR Futures	316	Long	Dec 2008	74,599,448	137,325
	90-Day LIBOR Futures	96	Long	Jun 2009	22,738,143	164,114
	90-Day Sterling Futures	61	Long	Mar 2009	14,435,333	90,492
	Euribor Futures	185	Long	Dec 2008	70,107,399	355,732
	Euribor Futures	96	Long	Mar 2009	36,442,574	157,658
	Euribor Futures	110	Long	Jun 2009	41,776,653	207,013
	Euribor Futures	93	Long	Sep 2009	35,333,108	165,177
	Euribor Futures	93	Long	Dec 2009	35,311,085	163,341
	Eurodollar Futures	212	Long	Mar 2009	51,841,950	1,076,150
	Eurodollar Futures	298	Long	Jun 2009	114,829,266	626,125
	Eurodollar Futures	537	Long	Sep 2009	206,489,388	2,713,950
	U.S. Treasury 10-Year Note Futures	1,543	Long	Jun 2008	289,770,927	3,714,906
	10-Year German Euro-BUND Futures	257	Short	Jun 2008	47,057,544	278,574
	Euribor Futures	67	Short	Sep 2008	25,355,870	(11,900)
	Eurodollar Futures	138	Short	Dec 2008	33,754,800	(75,900)
	U.K. Treasury Bond Futures	75	Short	Jun 2008	16,566,872	(209,065)
	U.S. Treasury 2-Year Note Futures	169	Short	Jun 2008	36,276,906	(50,313)
	U.S. Treasury 5-Year Note Futures	305	Short	Jun 2008	34,841,484	(478,594)
	U.S. Treasury 30-Year Bond Futures	1,507	Short	Jun 2008	179,026,891	(1,440,399)

						$8,028,551

Small Cap	Russell 2000 Index Futures	48	Long	Jun 2008	$16,560,000	$929,760

						$929,760

Small Cap Index	Russell 2000 Index Futures	53	Long	Jun 2008	$18,285,000	$364,253

						$364,253

Spectrum Income	10-Year German Euro-BUND Futures	11	Long	Jun 2008	$2,014,136	($41,505)
	Euro Schatz Futures	30	Long	Jun 2008	4,949,614	(37,653)
	U.S. Treasury 5-Year Note Futures	88	Long	Jun 2008	10,052,625	165,000
	U.S. Treasury 10-Year Note Futures	55	Long	Jun 2008	6,542,422	161,857
	10-Year Canada Government Bond Futures	31	Short	Jun 2008	3,617,497	(55,445)
	U.S. Treasury 2-Year Note Futures	2	Short	Jun 2008	429,313	(2,469)
	U.S. Treasury 10-Year Note Futures	15	Short	Jun 2008	1,784,297	(58,547)
	U.S. Treasury 30-Year Bond Futures	3	Short	Jun 2008	356,391	(11,719)

						$119,519

Strategic Bond	10-Year German Euro-BUND Futures	800	Long	Jun 2008	$146,482,627	($1,586,595)
	Canadian Dollar Futures	73	Long	Jun 2008	7,087,570	(249,660)
	Eurodollar Futures	90	Long	Jun 2008	33,925,140	(55,769)
	Eurodollar Futures	148	Long	Jun 2008	36,160,100	98,746
	Eurodollar Futures	205	Long	Sep 2008	50,176,313	154,588
	Eurodollar Futures	150	Long	Jun 2009	36,611,250	(31,500)
	U.K. Treasury 30-Year Bond Futures	22	Long	Jun 2008	4,859,616	95,031
	U.S. Treasury 5-Year Note Futures	214	Long	Jun 2008	24,446,156	49,024
	Australian Dollar Futures	22	Short	Jun 2008	1,989,020	20,240
	British Pound Currency Futures	47	Short	Jun 2008	5,790,400	48,821
	Euro Currency Futures	133	Short	Jun 2008	26,149,463	(346,046)
	Eurodollar Futures	4	Short	Dec 2008	978,400	(2,170)
	Eurodollar Futures	60	Short	Mar 2009	14,672,250	(85,050)
	Eurodollar Futures	10	Short	Sep 2009	2,435,625	(11,550)
	Japanese Yen Futures	39	Short	Jun 2008	4,909,613	(193,508)
	U.S. Treasury 10-Year Note Futures	28	Short	Jun 2008	3,326,313	(40,609)
	U.S. Treasury 10-Year Note Futures	544	Short	Jun 2008	64,710,500	(231,439)

						($2,367,446)

Strategic Income	U.S. Treasury 10-Year Note Futures	420	Short	Jun 2008	$49,960,313	($279,549)

						($279,549)

Total Return	10-Year German Euro-BUND Futures	45	Long	Jun 2008	$7,842,158	($135,693)
	90-Day LIBOR Futures	1,377	Long	Jun 2008	323,007,448	634,611
	90-Day LIBOR Futures	776	Long	Sep 2008	182,635,299	986,812
	90-Day LIBOR Futures	437	Long	Dec 2008	103,164,426	677,197
	90-Day LIBOR Futures	182	Long	Jun 2009	43,107,731	488,826
	90-Day LIBOR Futures	50	Long	Dec 2009	11,828,518	21,633
	90-Day Sterling Futures	395	Long	Mar 2009	93,474,693	1,217,891
	Eurodollar Futures	2,217	Long	Jun 2008	541,668,525	13,917,738
	Eurodollar Futures	733	Long	Sep 2008	179,410,913	4,488,463

	Eurodollar Futures	3,786	Long	Dec 2008	926,055,600	23,860,610
	Eurodollar Futures	1,775	Long	Mar 2009	434,054,063	8,506,288
	Eurodollar Futures	171	Long	Jun 2009	41,736,825	10,613
	Eurodollar Futures	248	Long	Sep 2009	60,403,500	145,863
	Eurodollar Futures	171	Long	Dec 2009	41,529,488	(4,800)
	U.S. Treasury 10-Year Note Futures	1,607	Long	Jun 2008	191,157,672	4,634,359
	Euro-SCHATZ Futures	149	Short	Jun 2008	24,583,084	107,031
	U.S. Treasury 2-Year Note Futures	725	Short	Jun 2008	155,625,781	(177,563)
	U.S. Treasury 5-Year Note Futures	1,583	Short	Jun 2008	180,833,016	(1,053,758)

						$58,326,121

Total Stock Market Index	Russell 2000 Mini Index Futures	2	Long	Jun 2008	$781,500	$6,786
	S&P 500 Index Futures	32	Long	Jun 2008	10,592,000	(20,402)
	S&P 500 Mid Cap 400 Index Futures	6	Long	Jun 2008	2,070,000	47,958

						$34,342

U.S. Government Securities	Eurodollar Futures	250	Long	Jun 2008	$61,081,250	$75,450
	Eurodollar Futures	135	Long	Sep 2009	32,880,938	205,200
	U.S. Treasury 2-Year Note Futures	79	Long	Jun 2008	16,958,844	90,324
	U.S. Treasury 5-Year Note Futures	663	Long	Jun 2008	75,737,391	1,190,946
	U.S. Treasury 10-Year Note Futures	180	Short	Jun 2008	21,411,564	(510,674)
	U.S. Treasury 30-Year Bond Futures	35	Short	Jun 2008	4,157,891	(116,745)

						$934,501

U.S. Multi Sector	S&P Mini 500 Index Futures	510	Long	Jun 2008	$33,762,000	($248,625)

						($248,625)

Swap Contracts All Portfolios, with the exception of Lifestyle Portfolios, may enter into may enter into swap agreements. A swap is an exchange of cash payments between the portfolio and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation. A liquidation payment received or made upon early termination is recorded as a realized gain or loss. Upfront payments made and/or received by the Portfolios are recorded as an asset and/or liability and are recorded as a realized gain or loss on the termination date. Risk of loss may exceed amounts recognized and these risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument.

Certain Portfolios hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The Portfolios may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a ”guarantor“ receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

In a currency swap a Portfolio would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies.

The Portfolios had the following interest rate swap contracts open at March 31, 2008:

								Unrealized
					Payments Received by		Upfront Payments	Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Payments Made by Fund	Fund	Termination Date	Made (Received)	(Depreciation)	Value

Global Bond
	Bank of America N.A.	22,800,000	USD	3 Month LIBOR	Fixed 5.000%	Jun 2018	$915,420	$716,859	$1,632,279
	Bank of America N.A.	17,800,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(385,726)	(564,650)	(950,376)
	Barclays Bank PLC	72,300,000	AUD	3 Month BBR-BBSW	Fixed 7.000%	Sep 2009	72,753	(256,480)	(183,727)
	Barclays Bank PLC	73,000,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(893,532)	(115,443)	(1,008,975)
	Barclays Bank PLC	4,600,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	100,459	35,984	136,443
	Barclays Bank PLC	5,300,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	15,606	(74,709)	(59,103)
	Barclays Bank PLC	2,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(20,650)	(22,765)	(43,415)
	Barclays Bank PLC	9,900,000	EUR	Fixed 3.750%	6 Month EURIBOR	Jun 2011	(22,012)	314,970	292,958
	Barclays Bank PLC	2,500,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	-	(53,788)	(53,788)
	Barclays Bank PLC	3,760,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Dec 2012	629,801	153,062	782,863
	Barclays Bank PLC	7,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(34,606)	(70,909)	(105,515)
	Barclays Bank PLC	149,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	928,140	(1,045,415)	(117,275)
	Barclays Bank PLC	44,600,000	GBP	Fixed 4.500%	6 Month LIBOR	Sep 2017	208,975	242,994	451,969
	Barclays Bank PLC	9,600,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	(94,201)	890,945	796,744
	Barclays Bank PLC	900,000	GBP	6 Month LIBOR	Fixed 4.250%	Jun 2036	(64,606)	(63,169)	(127,775)
	Barclays Bank PLC	31,400,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(659,400)	(1,000,602)	(1,660,002)
	Barclays Bank PLC	7,400,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(834,831)	(9,520)	(844,351)
	Citibank N.A.	25,900,000	AUD	3 Month BBR-BBSW	Fixed 6.500%	Jan 2009	(7,765)	(240,393)	(248,158)
	Citibank N.A.	29,900,000	AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2010	236,547	(1,087,866)	(851,319)
	Citibank N.A.	6,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(264,203)	257,340	(6,863)
	Citibank N.A.	17,100,000	AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2015	(126,486)	1,201,781	1,075,295
	Citibank N.A.	4,100,000	CAD	Fixed 5.000%	3 Month BA-CDOR	Jun 2015	(159,506)	(122,114)	(281,620)
	Citibank N.A.	5,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	3,019	(82,869)	(79,850)
	Citibank N.A.	5,100,000	GBP	Fixed 5.000%	6 Month LIBOR	Dec 2019	(80,358)	37,677	(42,681)
	Citibank N.A.	100,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2023	(5,977)	-	(5,977)
	Credit Suisse
	International	15,300,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2013	(20,856)	24,210	3,354
	Deutsche Bank AG	56,840,000	AUD	3 Month BBR-BBSW	Fixed 6.500%	Jan 2009	(31,150)	(513,456)	(544,606)
	Deutsche Bank AG	8,090,000,000	JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(98,399)	131,881	33,482
	Deutsche Bank AG	19,300,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	524,767	47,700	572,467
	Deutsche Bank AG	87,800,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	26,651	(507,220)	(480,569)
	Deutsche Bank AG	4,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(35,324)	(17,665)	(52,989)
	Deutsche Bank AG	60,000,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2011	(209,054)	208,548	(506)
	Deutsche Bank AG	900,000	AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2012	(8,096)	(28,901)	(36,997)
	Deutsche Bank AG	1,160,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Dec 2012	112,328	129,194	241,522
	Deutsche Bank AG	13,000,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(488,737)	474,345	(14,392)
	Deutsche Bank AG	800,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2013	(1,313)	1,488	175
	Deutsche Bank AG	25,800,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2013	41,476	(243,257)	(201,781)
	Deutsche Bank AG	53,200,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2015	(1,782,694)	(2,274,641)	(4,057,335)
	Deutsche Bank AG	1,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(9,501)	(16,164)	(25,665)
	Deutsche Bank AG	500,000	AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2017	4,073	31,273	35,346
	Deutsche Bank AG	24,500,000	AUD	Fixed 6.500%	6 Month BBR-BBSW	Jun 2017	592,630	255,302	847,932
	Deutsche Bank AG	500,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Dec 2027	(78,323)	(334,793)	(413,116)
	Deutsche Bank AG	6,400,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	462,620	68,542	531,162
	Deutsche Bank AG	1,900,000	GBP	Fixed 4.100%	6 Month LIBOR	Jun 2036	-	358,210	358,210
	Deutsche Bank AG	250,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	19,664	(171,219)	(151,555)
	Deutsche Bank AG	34,500,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2038	644,687	(3,640,064)	(2,995,377)
	Goldman Sachs	58,600,000	HKD	Fixed 4.235%	3 Month HIBOR	Dec 2008	-	(133,007)	(133,007)
	Goldman Sachs	310,000,000	JPY	Fixed 1.300%	6 Month LIBOR	Sep 2011	(5,159)	(34,009)	(39,168)

HSBC Bank USA	11,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(28,777)	(177,880)	(206,657)
HSBC Bank USA	10,640,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2014	238,611	35,119	273,730
HSBC Bank USA	45,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	(96,962)	497,677	400,715
HSBC Bank USA	1,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(1,919)	(16,618)	(18,537)
JP Morgan Chase Bank	2,100,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	79,432	(102,851)	(23,419)
JP Morgan Chase Bank	11,700,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	142,075	14,074	156,149
JP Morgan Chase Bank	4,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(11,188)	(50,124)	(61,312)
Lehman Brothers
Special Financing, Inc.	88,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	173,459	502,772	676,231
Lehman Brothers
Special Financing, Inc.	15,300,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	(98,052)	302,247	204,195
Lehman Brothers
Special Financing, Inc.	1,600,000	EUR	FRCPXTOB	Fixed 1.965%	Mar 2012	-	(35,331)	(35,331)
Lehman Brothers
Special Financing, Inc.	26,100,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2014	128,203	543,260	671,463
Lehman Brothers
Special Financing, Inc.	39,700,000	EUR	Fixed 4.000%	6 Month EURIBOR	Jun 2017	(166,205)	2,078,328	1,912,123
Lehman Brothers
Special Financing, Inc.	16,400,000	EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	3,247,780	(620,232)	2,627,548
Merrill Lynch Capital
Services, Inc.	8,000,000	USD	Fixed 5.500%	CMM	May 2009	36,128	(286,486)	(250,358)
Merrill Lynch Capital
Services, Inc.	300,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	13,860	(17,204)	(3,344)
Merrill Lynch Capital
Services, Inc.	11,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(97,625)	(96,875)	(194,500)
Merrill Lynch Capital
Services, Inc.	6,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2018	(250,483)	280,293	29,810
Morgan Stanley Capital
Services, Inc.	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(17,860)	31,583	13,723
Morgan Stanley Capital
Services, Inc.	62,700,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(745,587)	(121,027)	(866,614)
Morgan Stanley Capital
Services, Inc.	57,000,000	AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(64,702)	249,675	184,973
Morgan Stanley Capital
Services, Inc.	47,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	104,315	256,118	360,433
Morgan Stanley Capital
Services, Inc.	21,200,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	(4,864)	(111,173)	(116,037)
Morgan Stanley Capital
Services, Inc.	1,300,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	49,365	(65,015)	(15,650)
Morgan Stanley Capital
Services, Inc.	36,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(2,556,680)	1,927,682	(628,998)
Morgan Stanley Capital
Services, Inc.	1,200,000,000	JPY	Fixed 1.500%	6 Month LIBOR	Dec 2010	45,589	(244,195)	(198,606)
Morgan Stanley Capital
Services, Inc.	500,000	EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	3,447	3,227	6,674
Morgan Stanley Capital
Services, Inc.	62,538,413	BRL	CDI	Fixed 12.540%	Jan 2012	(281,511)	(474,942)	(756,453)
Morgan Stanley Capital
Services, Inc.	2,130,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Dec 2012	201,338	242,146	443,484
Morgan Stanley Capital
Services, Inc.	13,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(557,501)	542,667	(14,834)
Morgan Stanley Capital
Services, Inc.	8,900,000	GBP	6 Month LIBOR	Fixed 5.500%	Mar 2013	3,850	372,938	376,788
Morgan Stanley Capital
Services, Inc.	26,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	32,744	200,495	233,239
Morgan Stanley Capital
Services, Inc.	58,500,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2015	(3,740,508)	(721,035)	(4,461,543)
Morgan Stanley Capital
Services, Inc.	2,000,000,000	JPY	Fixed 1.980%	6 Month LIBOR	Sep 2016	-	(1,177,653)	(1,177,653)
Morgan Stanley Capital
Services, Inc.	26,900,000	AUD	Fixed 6.500%	6 Month BBR-BBSW	Jun 2017	698,319	227,954	926,273
Morgan Stanley Capital
Services, Inc.	6,400,000	EUR	Fixed 4.000%	6 Month EURIBOR	Jun 2017	181,352	143,501	324,853
Morgan Stanley Capital
Services, Inc.	12,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2018	(417,433)	478,012	60,579

	Morgan Stanley Capital
	Services, Inc.	50,900,000	USD	3 Month LIBOR	Fixed 5.000%	Jun 2018	1,877,089	1,766,903	3,643,992
	Morgan Stanley Capital
	Services, Inc.	7,800,000	AUD	Fixed 7.000%	6 Month BBR-BBSW	Mar 2019	107,030	(90,531)	16,499
	Morgan Stanley Capital
	Services, Inc.	8,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(559,862)	12,025	(547,837)
	Morgan Stanley Capital
	Services, Inc.	22,300,000	EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	4,013,194	(440,370)	3,572,824
	Morgan Stanley Capital
	Services, Inc.	2,890,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	369,776	(2,119,918)	(1,750,142)
	Morgan Stanley Capital
	Services, Inc.	2,500,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	83,100	(215,266)	(132,166)
	The Royal Bank of
	Scotland PLC	15,300,000	GBP	6 Month LIBOR	Fixed 6.000%	Jun 2009	(44,254)	295,003	250,749
	The Royal Bank of
	Scotland PLC	449,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	11,188,775	2,152,968	13,341,743
	The Royal Bank of
	Scotland PLC	46,400,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	212,048	533,772	745,820
	The Royal Bank of
	Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(45,743)	(45,743)
	The Royal Bank of
	Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	-	(47,047)	(47,047)
	The Royal Bank of
	Scotland PLC	110,000,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2013	(100,419)	(759,887)	(860,306)
	The Royal Bank of
	Scotland PLC	18,000,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2015	(535,953)	(836,830)	(1,372,783)
	The Royal Bank of
	Scotland PLC	10,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(307,442)	154,874	(152,568)
	The Royal Bank of
	Scotland PLC	28,000,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2023	(1,310,780)	(316,180)	(1,626,960)
	The Royal Bank of
	Scotland PLC	2,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(185,180)	7,133	(178,047)
	The Royal Bank of
	Scotland PLC	1,400,000	GBP	Fixed 5.500%	6 Month LIBOR	Dec 2036	(180,857)	(172,452)	(353,309)
	The Royal Bank of
	Scotland PLC	13,600,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	346,687	(1,065,669)	(718,982)
	UBS AG	20,400,000	AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2011	(92,509)	92,337	(172)
	UBS AG	17,800,000	AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2010	129,164	(635,156)	(505,992)
	UBS AG	3,400,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	143,590	(181,506)	(37,916)
	UBS AG	65,500,000	AUD	6 Month BBR-BBSW	Fixed 7.500%	Mar 2011	(102,182)	522,187	420,005
	UBS AG	2,690,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Dec 2012	253,808	306,272	560,080
	UBS AG	11,900,000	AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2015	(113,922)	906,740	792,818
	UBS AG	17,500,000	AUD	Fixed 7.000%	6 Month BBR-BBSW	Mar 2019	199,456	(142,666)	56,790
	UBS AG	400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2026	37,124	(60,758)	(23,634)
	UBS AG	600,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	4,212	(367,854)	(363,642)

							$10,790,854	($3,279,275)	$7,511,579

Real Return
Bond
	Bank of America N.A.	20,800,000	CAD	3 Month CBK	Fixed 5.000%	Jun 2012	$41,645	$637,046	$678,691
	Bank of America N.A.	15,400,000	CAD	Fixed 5.500%	3 Month CBK	Jun 2017	(241,108)	(263,363)	(504,471)
	Barclays Bank PLC	14,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(151,845)	(68,528)	(220,373)
	Barclays Bank PLC	16,100,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Dec 2009	8,015	(41,678)	(33,663)
	Barclays Bank PLC	50,000,000	USD	Fixed 4.00%	3 Month LIBOR	Jun 2010	(1,245,000)	(238,075)	(1,483,075)
	Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.1025%	Oct 2010	-	17,786	17,786
	Barclays Bank PLC	17,072,153	BRL	CDI	Fixed 10.68%	Jan 2012	(217,807)	(637,784)	(855,591)
	Barclays Bank PLC	1,100,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	809	(24,476)	(23,667)
	Barclays Bank PLC	300,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	-	(6,802)	(6,802)
	Barclays Bank PLC	800,000	EUR	FRCPXTOB	Fixed 1.98%	Apr 2012	-	(18,487)	(18,487)
	Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.07%	Sep 2012	-	(28,296)	(28,296)

Barclays Bank PLC	10,600,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2013	(164,621)	464,690	300,069
Barclays Bank PLC	3,400,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	-	(19,577)	(19,577)
			28-Day Mexico Interbank TIIE
Barclays Bank PLC	13,000,000	MXN	Banxico	Fixed 8.720%	Sep 2016	-	72,258	72,258
			28-Day Mexico Interbank TIIE
Barclays Bank PLC	10,500,000	MXN	Banxico	Fixed 8.330%	Feb 2017	-	33,565	33,565
Barclays Bank PLC	1,070,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2017	(252,654)	(303,908)	(556,562)
Barclays Bank PLC	3,700,000	GBP	UKRPI	Fixed 3.25%	Dec 2017	15,094	(58,746)	(43,652)
Barclays Bank PLC	2,000,000	AUD	Fixed 6.750%	6 Month BBR-BBSW	Dec 2017	1,547	44,192	45,739
Barclays Bank PLC	5,400,000	EUR	Fixed 5.00%	6 Month EURIBOR	Mar 2018	(218,028)	(190,832)	(408,860)
Barclays Bank PLC	23,500,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2018	(721,450)	(960,943)	(1,682,393)
Barclays Bank PLC	5,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	101,386	330,183	431,569
BNP Paribas	2,000,000	EUR	FRCPXTOB	Fixed 2.09%	Oct 2010	-	9,306	9,306
BNP Paribas	2,600,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	-	(7,708)	(7,708)
BNP Paribas	4,500,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	-	(71,157)	(71,157)
Citigroup	15,000,000	EUR	FRCPXTOB	Fixed 2.11%	Nov 2008	-	(218,952)	(218,952)
Citigroup	4,300,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(2,890)	(60,691)	(63,581)
			28-Day Mexico Interbank TIIE
Citigroup	62,900,000	MXN	Banxico	Fixed 8.17%	Nov 2016	14,053	127,395	141,448
Credit Suisse
International	6,900,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(205,609)	191,205	(14,404)
Credit Suisse
International	2,700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	57,066	167,018	224,084
Deutsche Bank AG	17,000,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(14,898)	(227,926)	(242,824)
Deutsche Bank AG	10,400,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	(5,495)	84,831	79,336
Deutsche Bank AG	18,700,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2010	315,402	312,284	627,686
Deutsche Bank AG	60,500,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Jun 2010	3,647	(334,791)	(331,144)
Deutsche Bank AG	8,700,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2015	(291,531)	(371,981)	(663,512)
Deutsche Bank AG	220,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2017	(52,622)	(61,811)	(114,433)
Deutsche Bank AG	49,100,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2019	309,183	552,679	861,862
Deutsche Bank AG	5,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	346,270	(681,337)	(335,067)
Deutsche Bank AG	5,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	491,893	(805,925)	(314,032)
Goldman Sachs	14,800,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	3,666	(270,702)	(267,036)
Goldman Sachs	600,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	-	(13,387)	(13,387)
Goldman Sachs	5,000,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	32,979	(13,071)	19,908
Goldman Sachs	3,900,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	150,372	(154,378)	(4,006)
			28-Day Mexico Interbank TIIE
Goldman Sachs	37,900,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(3,127)	88,355	85,228
Goldman Sachs	3,200,000	GBP	UKRPI	Fixed 3.11%	Jan 2018	-	(103,220)	(103,220)
Goldman Sachs	2,000,000	USD	CPI-U	Fixed 2.97%	Mar 2018	-	32,461	32,461
HSBC Bank USA	1,800,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	-	255,919	255,919
JP Morgan Chase Bank	2,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(1,702)	(36,851)	(38,553)
JP Morgan Chase Bank	2,000,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	-	(7,209)	(7,209)
JP Morgan Chase Bank	4,900,000	EUR	FRCPXTOB	Fixed 1.9725%	Dec 2011	-	(97,873)	(97,873)
JP Morgan Chase Bank	1,900,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	-	7,818	7,818
Merrill Lynch Capital
Services, Inc.	16,676,910	BRL	CDI	Fixed 12.540%	Jan 2012	(97,094)	(104,627)	(201,721)
Merrill Lynch Capital			28-Day Mexico Interbank TIIE
Services, Inc.	20,800,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(3,513)	50,288	46,775
Morgan Stanley Capital
Services, Inc.	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(70,996)	84,452	13,456
Morgan Stanley Capital
Services, Inc.	16,000,000	AUD	6 Month BBR-BBSW	Fixed 7.00%	Dec 2009	8,590	(42,044)	(33,454)
Morgan Stanley Capital
Services, Inc.	14,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Dec 2009	(36,713)	112,663	75,950
Morgan Stanley Capital
Services, Inc.	10,400,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	(5,525)	112,538	107,013
Morgan Stanley Capital
Services, Inc.	30,000,000	USD	Fixed 4.00%	3 Month LIBOR	Jun 2010	(945,900)	63,119	(882,781)

	Morgan Stanley Capital
	Services, Inc.	1,924,259	BRL	CDI	Fixed 12.540%	Jan 2012	(8,662)	(14,613)	(23,275)
	Morgan Stanley Capital
	Services, Inc.	6,613,429	BRL	CDI	Fixed 10.115%	Jan 2012	(169,093)	(250,893)	(419,986)
	Morgan Stanley Capital
	Services, Inc.	5,200,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	(34,620)	282,308	247,688
	Morgan Stanley Capital
	Services, Inc.	2,000,000	AUD	Fixed 6.75%	6 Month BBR-BBSW	Dec 2017	758	44,981	45,739
	Morgan Stanley Capital
	Services, Inc.	2,000,000	USD	Fixed 2.97%	CPI-U	Mar 2018	-	26,447	26,447
	Morgan Stanley Capital
	Services, Inc.	10,000,000	EUR	6 Month EURIBOR	Fixed 4.50%	Jun 2034	(683,187)	(1,609)	(684,796)
	Morgan Stanley Capital
	Services, Inc.	1,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2038	(43,212)	111,938	68,726
	Royal Bank of Canada	1,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	(2,022)	(24,594)	(26,616)
	The Royal Bank of
	Scotland PLC	93,100,000	USD	Fixed 4.00%	3 Month LIBOR	Jun 2010	(2,209,130)	(552,356)	(2,761,486)
	The Royal Bank of
	Scotland PLC	8,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(261,028)	243,284	(17,744)
	The Royal Bank of
	Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(41,387)	(41,387)
	The Royal Bank of
	Scotland PLC	1,200,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	-	(26,884)	(26,884)
	The Royal Bank of
	Scotland PLC	10,700,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2013	143,273	(49,451)	93,822
	The Royal Bank of
	Scotland PLC	12,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2015	(210,782)	(712,033)	(922,815)
	The Royal Bank of
	Scotland PLC	630,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2017	(122,231)	(205,464)	(327,695)
	The Royal Bank of
	Scotland PLC	100,000	CAD	Fixed 5.50%	3 Month CBK	Jun 2017	(151)	(3,125)	(3,276)
	The Royal Bank of
	Scotland PLC	6,100,000	GBP	UKRPI	Fixed 3.1825%	Dec 2017	4,468	(107,577)	(103,109)
	The Royal Bank of
	Scotland PLC	1,300,000	GBP	UKRPI	Fixed 3.44%	Sep 2027	-	(66,528)	(66,528)
	UBS AG	108,900,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	(274,428)	3,250,763	2,976,335
	UBS AG	2,700,000	EUR	FRCPXTOB	Fixed 2.1455%	Oct 2010	-	23,143	23,143
	UBS AG	4,100,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	-	(1,521)	(1,521)
	UBS AG	2,000,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	-	3,235	3,235
	UBS AG	2,000,000	EUR	Fixed 2.275%	CPTFEMU	Oct 2016	-	3,236	3,236

							($6,918,558)	($763,785)	($7,682,343)

Spectrum
Income
	JP Morgan Chase Bank	830,000,000	KRW	3M KW-CDC	Fixed 5.290%	Jun 2012	-	$13,725	$13,725
	JP Morgan Chase Bank	232,000,000	KRW	3M KW-CDC	Fixed 5.060%	Jun 2012	-	1,832	1,832
	JP Morgan Chase Bank	608,000,000	KRW	3M KW-CDC	Fixed 5.200%	Jun 2012	-	7,993	7,993
	JP Morgan Chase Bank	608,000,000	KRW	3M KW-CDC	Fixed 5.180%	Jun 2012	-	7,524	7,524

							-	$31,074	$31,074

Total Return
	Bank of America	3,800,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	$131,395	($334,284)	($202,889)
	Barclays Bank PLC	14,200,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	45,653	29,228	74,881
	Barclays Bank PLC	8,000,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	60,312	9,803	70,115
	Barclays Bank PLC	8,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(249,692)	123,150	(126,542)
	Barclays Bank PLC	7,940,045	BRL	CDI	Fixed 11.360%	Jan 2010	-	(139,350)	(139,350)
	Barclays Bank PLC	4,800,000	EUR	FRCPXTOB	Fixed 2.103%	Oct 2010	-	47,430	47,430
	Barclays Bank PLC	700,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	(15,872)	(15,872)
	Barclays Bank PLC	15,000,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2013	(60,710)	(363,916)	(424,626)
	Barclays Bank PLC	2,700,000	GBP	6 Month LIBOR	Fixed 4.750%	Sep 2013	(5,216)	(28,355)	(33,571)

Barclays Bank PLC	6,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	66,859	(8,988)	57,871
Barclays Bank PLC	290,000,000	JPY	6 Month LIBOR	Fixed 2.000%	Dec 2017	16,784	142,848	159,632
Barclays Bank PLC	7,500,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2018	(460,970)	82,379	(378,591)
Barclays Bank PLC	1,800,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	210,902	171,126	382,028
BNP Paribas	16,500,000	USD	USSP5 BPS	Fixed 0.763%	Feb 2009	3,630	(9,161)	(5,531)
BNP Paribas	8,400,000	USD	USSP2 BPS	Fixed 0.710%	Sep 2009	3,560	(22,960)	(19,400)
BNP Paribas	1,100,000	EUR	FRCPXTOB	Fixed 2.090%	Oct 2010	-	5,118	5,118
			28-Day Mexico Interbank TIIE
Citibank N.A.	7,000,000	MXN	Banxico	Fixed 8.170%	Nov 2016	-	15,740	15,740
Credit Suisse
International	1,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(40,220)	27,120	(13,100)
Deutche Bank AG	8,500,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	29,823	15,001	44,824
Deutche Bank AG	15,300,000	EUR	6 Month EURIBOR	Fixed 5.000%	Dec 2009	67,645	206,021	273,666
Deutche Bank AG	125,600,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	2,073,319	1,652,165	3,725,484
Deutche Bank AG	7,100,000	AUD	6 Month BBSW	Fixed 7.000%	Mar 2013	50,381	(112,950)	(62,569)
Deutche Bank AG	24,700,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2013	(534,384)	(164,833)	(699,217)
Deutche Bank AG	560,000,000	JPY	6 Month LIBOR	Fixed 2.000%	Dec 2017	30,663	277,590	308,253
Deutche Bank AG	9,700,000	AUD	Fixed 6.500%	6 Month BBSW	Mar 2018	(67,468)	174,347	106,879
Deutche Bank AG	3,700,000	GBP	Fixed 4.000%	6 month LIBOR	Dec 2036	1,003,990	(218,711)	785,279
Deutche Bank AG	1,300,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(85,670)	16,260	(69,410)
HSBC Bank USA	3,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	486,715	192,445	679,160
Lehman Brothers
Special Financing, Inc.	19,700,000	GBP	6 Month LIBOR	Fixed 4.500%	Sep 2009	-	(775,308)	(775,308)
Merrill Lynch Capital
Serivces, Inc.	5,700,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(259,168)	(42,170)	(301,338)
Merrill Lynch Capital
Serivces, Inc.	5,700,000	USD	Fixed 5.000%	CMM	Feb 2009	389,814	(307,341)	82,473
Merrill Lynch Capital
Serivces, Inc.	6,900,000	USD	Fixed 5.500%	CMM	May 2009	31,160	(247,094)	(215,934)
Merrill Lynch Capital
Serivces, Inc.	7,270,309	BRL	CDI	Fixed 11.430%	Jan 2010	-	(120,465)	(120,465)
Merrill Lynch Capital
Serivces, Inc.	2,742,716	BRL	CDI	Fixed 12.948%	Jan 2010	2,958	9,227	12,185
Merrill Lynch Capital
Serivces, Inc.	7,123,808	BRL	CDI	Fixed 11.980%	Jan 2012	-	(159,584)	(159,584)
Merrill Lynch Capital
Serivces, Inc.	800,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	-	66,395	66,395
Morgan Stanley Capital
Serivices Inc.	6,713,062	BRL	CDI	Fixed 12.780%	Jan 2010	4,463	8,187	12,650
Morgan Stanley Capital
Serivices Inc.	14,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(10,875)	122,945	112,070
Morgan Stanley Capital
Serivices Inc.	14,100,000	EUR	6 Month EURIBOR	Fixed 4.000%	Jun 2010	50,404	(104,937)	(54,533)
Morgan Stanley Capital
Serivices Inc.	4,100,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2013	36,214	(66,611)	(30,397)
Morgan Stanley Capital
Serivices Inc.	3,800,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(219,787)	18,895	(200,892)
The Royal Bank of
Scotland PLC	7,400,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	59,470	5,387	64,857
The Royal Bank of
Scotland PLC	103,500,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	2,691,323	378,642	3,069,965
The Royal Bank of
Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(41,387)	(41,387)
The Royal Bank of
Scotland PLC	3,000,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	(67,210)	(67,210)
The Royal Bank of
Scotland PLC	59,200,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2013	(950,879)	(724,978)	(1,675,857)
The Royal Bank of
Scotland PLC	2,800,000	GBP	6 Month LIBOR	Fixed 4.750%	Sep 2013	(7,815)	(26,999)	(34,814)
The Royal Bank of
Scotland PLC	4,900,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	715,276	324,689	1,039,965
The Royal Bank of
Scotland PLC	9,000,000	USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(493,661)	17,864	(475,797)

UBS AG	67,100,000	AUD	3 Month BBSW	Fixed 7.000%	Sep 2009	79,966	(250,479)	(170,513)
UBS AG	4,000,000	AUD	3 Month BBSW	Fixed 7.500%	Mar 2010	(11,159)	24,140	12,981
UBS AG	1,100,000	EUR	FRCPXTOB	Fixed 2.146%	Oct 2010	-	9,429	9,429
UBS AG	25,100,000	AUD	6 Month BBSW	Fixed 7.500%	Mar 2011	106,228	54,721	160,949
UBS AG	10,622,565	BRL	CDI	Fixed 10.575%	Jan 2012	(254,230)	(301,572)	(555,802)
UBS AG	7,953,603	BRL	CDI	Fixed 12.540%	Jan 2012	(6,286)	(89,919)	(96,205)

						$4,730,717	($517,142)	$4,213,575

* At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The Portfolios had the following credit default swap contracts open at March 31, 2008:

								Upfront
								Payments	Unrealized
					Buy/Sell	(Pay)/Received		Made	Appreciation
Portfolio	Counterparty	Issuer	Notional Amount	Currency	Protection †	Fixed Rate	Termination Date	(Received)	(Depreciation)	Value

Active
Bond
	Bank Of America,
	N.A.	Washington Mutual, Inc.	5,000,000	USD	Buy	(4.050)%	Dec 2012	-	$158,143	$158,143
	Bank Of America,
	N.A.	CIT Group, Inc.	3,500,000	USD	Buy	(6.500)%	Mar 2013	-	189,883	189,883
	Bank Of America,
	N.A.	CDX,NA.IG.10	16,000,000	USD	Buy	(1.550)%	Jun 2013	($127,727)	130,483	2,756
	Bank Of America,
	N.A.	CDX,NA.IG.10	20,000,000	USD	Buy	(1.550)%	Jun 2013	(194,801)	188,774	(6,027)
	UBS Securities	Dominion Resources, Inc.	11,000,000	USD	Buy	(2.550)%	Mar 2013	-	(345,612)	(345,612)
	UBS Securities	Royal Bank of Scotland	11,000,000	USD	Buy	(4.550)%	Mar 2013	-	(417,107)	(417,107)

								($322,528)	($95,436)	($417,964)

Global
Bond
	Bank of America N.A.	Lehman Brothers Holdings Inc.	3,400,000	USD	Sell	0.150%	Jun 2008	-	($29,451)	($29,451)
	Bank of America N.A.	Merrill Lynch & Co. Inc.	1,200,000	USD	Sell	0.150%	Jun 2008	-	(7,757)	(7,757)
	Bank of America N.A.	GMAC LLC	900,000	USD	Sell	8.850%	Mar 2009	-	(50,104)	(50,104)
	Bank of America N.A.	Federated Department Stores, Inc.	300,000	USD	Buy	(0.190)%	Sep 2009	-	6,718	6,718
	Bank of America N.A.	Consumers Energy Company	700,000	USD	Buy	(0.090)%	Mar 2012	-	36,656	36,656
	Bank of America N.A.	CDX.NA.IG.8	121,200,000	USD	Buy	(0.350)%	Jun 2012	$1,882,158	3,982,544	5,864,702
	Bank of America N.A.	Noble Corporation	2,900,000	USD	Buy	(0.542)%	Jun 2012	-	6,115	6,115
	Bank of America N.A.	Ford Motor Credit Company LLC	1,500,000	USD	Sell	3.950%	Dec 2012	-	(235,154)	(235,154)
	Bank of America N.A.	CNA Financial Corporation	4,000,000	USD	Buy	(0.940)%	Dec 2014	-	91,671	91,671
	Bank of America N.A.	Autozone, Inc.	1,500,000	USD	Buy	(0.600)%	Jun 2017	-	62,695	62,695
	Bank of America N.A.	CDX.NA.IG.8	16,000,000	USD	Buy	(0.600)%	Jun 2017	240,875	746,782	987,657
	Bank of America N.A.	Diamond Offshore Drilling, Inc.	1,000,000	USD	Buy	(0.485)%	Jun 2017	-	17,393	17,393
	Barclays Bank PLC	SLM Corporation	100,000	USD	Sell	3.100%	Dec 2008	-	(4,655)	(4,655)
	Barclays Bank PLC	SLM Corporation	1,600,000	USD	Sell	4.000%	Mar 2009	-	(84,095)	(84,095)
	Barclays Bank PLC	National Grid PLC	1,700,000	USD	Buy	(0.2075)%	Jun 2011	-	30,903	30,903
	Barclays Bank PLC	Noble Corporation	300,000	USD	Buy	(0.530)%	Jun 2012	-	777	777
		ITRAXX Europe SUB Financials Series 8
	Barclays Bank PLC	Version 1	12,500,000	EUR	Buy	(0.700)%	Dec 2012	16,513	876,462	892,975
	Barclays Bank PLC	Kingdom of Spain	33,200,000	USD	Sell	0.260%	Mar 2013	-	(138,930)	(138,930)
	Barclays Bank PLC	The Goldman Sachs Group Inc.	700,000	USD	Buy	(1.520)%	Jun 2013	-	(2,447)	(2,447)
	Barclays Bank PLC	CDX.NA.IG.8	97,500,000	USD	Buy	(0.600)%	Jun 2017	3,420,262	2,580,656	6,000,918
	Barclays Bank PLC	CDX.NA.IG.8	20,200,000	USD	Buy	(0.600)%	Jun 2017	271,250	945,367	1,216,617

Barclays Bank PLC	Diamond Offshore Drilling, Inc.	400,000	USD	Buy	(0.470)%	Jun 2017	-	7,418	7,418
Bear Stearns
International, LTD.	Daimler Chrysler AG	300,000	USD	Buy	(0.520)%	Jun 2010	-	914	914
Bear Stearns
International, LTD.	CNA Financial Corporation	900,000	USD	Buy	(0.440)%	Sep 2011	-	19,280	19,280
Bear Stearns
International, LTD.	Diamond Offshore Drilling, Inc.	500,000	USD	Buy	(0.230)%	Jun 2012	-	6,225	6,225
Bear Stearns
International, LTD.	Kraft Foods Inc.	1,300,000	USD	Buy	(0.170)%	Jun 2012	-	42,645	42,645
Bear Stearns
International, LTD.	Weyerhaeuser Company	3,000,000	USD	Buy	(0.550)%	Jun 2012	-	138,056	138,056
Bear Stearns
International, LTD.	Nisource Finance Corporation	400,000	USD	Buy	(0.620)%	Sep 2014	-	27,334	27,334
Bear Stearns
International, LTD.	Morgan Stanley	1,000,000	USD	Buy	(0.285)%	Dec 2015	-	90,797	90,797
Bear Stearns
International, LTD.	Goldman Sachs Group Inc.	1,100,000	USD	Buy	(0.330)%	Mar 2016	-	83,978	83,978
Bear Stearns
International, LTD.	Loews Corporation	400,000	USD	Buy	(0.330)%	Mar 2016	-	9,534	9,534
Bear Stearns
International, LTD.	Ryder System, Inc.	1,100,000	USD	Buy	(0.460)%	Dec 2016	-	62,674	62,674
Bear Stearns
International, LTD.	Sprint Nextel Corporation	1,400,000	USD	Buy	(1.125)%	Dec 2016	-	329,561	329,561
BNP Paribas	JP Morgan Chase & Co	2,700,000	USD	Buy	(0.737)%	Mar 2018	-	65,516	65,516
BNP Paribas	The Bear Stearns Companies Inc.	5,900,000	USD	Buy	(2.180)%	Mar 2018	-	(295,036)	(295,036)
Citibank N.A.	The Goldman Sachs Group Inc.	2,800,000	USD	Buy	(1.370)%	Jun 2018	-	(639)	(639)
Citibank N.A.	GMAC LLC	700,000	USD	Sell	8.650%	Mar 2009	-	(40,206)	(40,206)
Citibank N.A.	SLM Corporation	1,800,000	USD	Sell	4.300%	Mar 2009	-	(89,552)	(89,552)
Citibank N.A.	Sara Lee Corporation	800,000	USD	Buy	(0.330)%	Sep 2011	-	9,031	9,031
Citibank N.A.	CDX.NA.HY.8	1,200,000	USD	Sell	3.297%	Jun 2012	-	(41,656)	(41,656)
Citibank N.A.	Autozone, Inc.	800,000	USD	Buy	(0.680)%	Dec 2012	-	14,509	14,509
Citibank N.A.	Sealed Air Corporation	1,200,000	USD	Buy	(0.590)%	Sep 2013	-	56,030	56,030
Credit Suisse
International	GAZPROM	2,200,000	USD	Sell	1.330%	Dec 2008	-	597	597
Credit Suisse
International	Johnson Controls, Inc.	900,000	USD	Buy	(0.240)%	Mar 2011	-	11,693	11,693
Deutsche Bank AG	Lehman Brothers Holdings Inc.	4,100,000	USD	Sell	0.160%	Jun 2008	-	(33,993)	(33,993)
Deutsche Bank AG	Morgan Stanley	4,700,000	USD	Sell	0.140%	Jun 2008	-	(19,165)	(19,165)
Deutsche Bank AG	The Bear Stearns Companies Inc.	5,000,000	USD	Sell	0.160%	Jun 2008	-	(33,285)	(33,285)
Deutsche Bank AG	The Bear Stearns Companies Inc.	1,600,000	USD	Sell	0.160%	Jun 2008	-	(10,652)	(10,652)
Deutsche Bank AG	The Goldman Sachs Group Inc.	3,400,000	USD	Sell	0.120%	Jun 2008	-	(8,012)	(8,012)
Deutsche Bank AG	VTB CAPITAL SA	2,200,000	USD	Sell	1.070%	Dec 2008	-	2,898	2,898
Deutsche Bank AG	GMAC LLC	1,500,000	USD	Sell	9.500%	Mar 2009	-	(75,002)	(75,002)
Deutsche Bank AG	SLM Corporation	3,100,000	USD	Sell	3.050%	Mar 2009	-	(190,495)	(190,495)
Deutsche Bank AG	International Paper Company	1,100,000	USD	Buy	(0.500)%	Jun 2012	-	84,376	84,376
Deutsche Bank AG	ACE Limited	500,000	USD	Buy	(0.390)%	Jun 2014	-	7,720	7,720
Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	Buy	(0.510)%	Dec 2014	-	24,436	24,436
Deutsche Bank AG	International Paper Company	1,000,000	USD	Buy	(0.700)%	Jun 2017	-	137,598	137,598
Deutsche Bank AG	CDX.NA.IG.9	8,400,000	USD	Buy	(0.800)%	Dec 2017	314,812	48,129	362,941
HSBC Bank USA	JSC “Gazprom”	3,400,000	USD	Sell	1.030%	Dec 2008	-	368	368
HSBC Bank USA	GAZPROM	1,000,000	USD	Sell	1.500%	Jan 2009	-	158	158
JP Morgan Chase
Bank	Glitnir Banki HF.	900,000	USD	Buy	(0.340)%	Mar 2011	-	202,387	202,387
JP Morgan Chase
Bank	Federative Republic of Brazil	4,300,000	USD	Sell	1.345%	Aug 2011	-	4,922	4,922
JP Morgan Chase
Bank	CNA Financial Corporation	700,000	USD	Buy	(0.440)%	Sep 2011	-	14,218	14,218
JP Morgan Chase
Bank	Health Care Property Investors, Inc.	300,000	USD	Buy	(0.610)%	Sep 2011	-	32,921	32,921
Lehman Brothers
Special Financing,	Federal National Mortgage Association	6,900,000	USD	Buy	(0.510)%	Jun 2013	-	(391)	(391)

Inc.
Lehman Brothers
Special Financing,
Inc.	CMBX.NA.AAA.3	4,100,000	USD	Buy	(0.080)%	Dec 2049	408,925	1,560	410,485
Lehman Brothers
Special Financing,
Inc.	GAZPROM	4,300,000	USD	Sell	1.350%	Dec 2008	-	3,168	3,168
Lehman Brothers
Special Financing,
Inc.	Alcan Inc	1,200,000	USD	Buy	(0.140)%	Mar 2011	-	8,955	8,955
Lehman Brothers
Special Financing,
Inc.	Federative Republic of Brazil	3,100,000	USD	Sell	1.370%	Aug 2011	-	6,117	6,117
Lehman Brothers
Special Financing,
Inc.	Federative Republic of Brazil	8,100,000	USD	Sell	1.280%	Aug 2011	-	(8,172)	(8,172)
Lehman Brothers
Special Financing,
Inc.	Federative Republic of Brazil	4,900,000	USD	Sell	1.350%	Aug 2011	-	6,421	6,421
Lehman Brothers
Special Financing,
Inc.	CDX.NA.HY.8	2,100,000	USD	Sell	3.920%	Jun 2012	-	(19,710)	(19,710)
Lehman Brothers
Special Financing,
Inc.	GMAC LLC	3,000,000	USD	Sell	4.900%	Sep 2012	-	(570,965)	(570,965)
Lehman Brothers
Special Financing,
Inc.	Ford Motor Credit Company LLC	3,000,000	USD	Sell	3.650%	Dec 2012	-	(494,327)	(494,327)
Lehman Brothers
Special Financing,
Inc.	Bellsouth Corporation	1,000,000	USD	Buy	(0.325)%	Sep 2014	-	16,504	16,504
Merrill Lynch
International	Xerox Corporation	1,300,000	USD	Buy	(0.130)%	Jan 2009	-	9,177	9,177
Merrill Lynch
International	CDX.NA.IG.3	1,984,000	USD	Sell	0.500%	Mar 2010	-	(32,233)	(32,233)
Merrill Lynch
International	Boston Scientific Corporation	1,000,000	USD	Buy	(0.510)%	Jun 2011	-	58,573	58,573
Merrill Lynch
International	Federative Republic of Brazil	6,300,000	USD	Sell	1.340%	Aug 2011	-	6,168	6,168
Merrill Lynch
International	International Lease Finance Corporation	1,100,000	USD	Buy	(0.130)%	Mar 2012	-	66,381	66,381
Merrill Lynch
International	CDX.NA.HY.8	11,500,000	USD	Sell	2.090%	Jun 2012	-	(963,493)	(963,493)
Merrill Lynch
International	CDX.NA.HY.8	2,800,000	USD	Sell	3.884%	Jun 2012	-	(30,378)	(30,378)
Merrill Lynch
International	CDX.NA.IG.8	20,000,000	USD	Buy	(0.350)%	Jun 2012	310,587	657,186	967,773
Merrill Lynch
International	Meadwestvaco Corporation	1,500,000	USD	Buy	(0.580)%	Jun 2012	-	62,675	62,675
Merrill Lynch
International	Exelon Corporation	1,000,000	USD	Buy	(0.520)%	Jun 2015	-	69,752	69,752
Morgan Stanley
Capital Services Inc.	CDX.NA.IG.3	6,944,000	USD	Sell	0.500%	Mar 2010	-	(112,815)	(112,815)
Morgan Stanley
Capital Services, Inc.	Russian Federation	200,000	USD	Sell	0.245%	Jun 2008	-	3	3
Morgan Stanley
Capital Services, Inc.	GAZPROM	1,200,000	USD	Sell	1.320%	Dec 2008	-	247	247
Morgan Stanley
Capital Services, Inc.	GAZPROM	1,000,000	USD	Sell	1.330%	Dec 2008	-	124	124
Morgan Stanley
Capital Services, Inc.	Republic of Turkey	100,000	USD	Buy	(2.700)%	Sep 2010	-	(1,125)	(1,125)
Morgan Stanley
Capital Services, Inc.	Viacom Inc.	300,000	USD	Buy	(0.640)%	Jun 2011	-	8,176	8,176
Morgan Stanley
Capital Services, Inc.	Federative Republic of Brazil	6,600,000	USD	Sell	1.380%	Aug 2011	-	15,207	15,207
Morgan Stanley	Lockheed Martin Corporation	1,100,000	USD	Buy	(0.089)%	Jun 2012	-	10,127	10,127

	Capital Services, Inc.
	Morgan Stanley
	Capital Services, Inc.	Progress Energy Inc.	1,000,000	USD	Buy	(0.105)%	Jun 2012	-	17,344	17,344
	Morgan Stanley
	Capital Services, Inc.	Masco Corporation	300,000	USD	Buy	(0.580)%	Sep 2012	-	26,963	26,963
	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AAA.3	4,100,000	USD	Sell	0.080%	Dec 2049	(614,517)	204,739	(409,778)
	RBC Dominion	Daimler Chrysler AG	1,000,000	USD	Buy	(0.350)%	Jun 2009	-	1,332	1,332
	RBC Dominion	JP Morgan Chase & Co	900,000	USD	Buy	(0.310)%	Mar 2016	-	73,544	73,544
	The Royal Bank of
	Scotland PLC	Landsbanki Islands HF.	1,000,000	USD	Buy	(0.330)%	Sep 2009	-	107,148	107,148
	The Royal Bank of
	Scotland PLC	Canadian Natural Resources Limited	1,100,000	USD	Buy	(0.191)%	Sep 2011	-	26,958	26,958
	The Royal Bank of
	Scotland PLC	CVS Corporation	300,000	USD	Buy	(0.240)%	Sep 2011	-	2,572	2,572
	The Royal Bank of
	Scotland PLC	Daimler Chrysler AG	400,000	USD	Buy	(0.620)%	Sep 2011	-	2,654	2,654
	The Royal Bank of
	Scotland PLC	Kaupthing Banki HF.	1,000,000	USD	Buy	(0.490)%	Dec 2011	-	233,897	233,897
	The Royal Bank of
	Scotland PLC	Glitnir Banki HF.	1,100,000	USD	Buy	(0.290)%	Mar 2012	-	284,562	284,562
	The Royal Bank of
	Scotland PLC	Supervalu Inc.	800,000	USD	Sell	2.450%	Sep 2012	-	6,496	6,496
	The Royal Bank of
	Scotland PLC	Morgan Stanley	1,200,000	USD	Buy	(1.850)%	Jun 2013	-	(308)	(308)
	The Royal Bank of
	Scotland PLC	Morgan Stanley	1,100,000	USD	Buy	(0.295)%	Dec 2015	-	99,190	99,190
	The Royal Bank of
	Scotland PLC	The Bear Stearns Companies Inc.	900,000	USD	Buy	(2.223)%	Mar 2018	-	(47,913)	(47,913)
	UBS AG	Boston Scientific Corporation	1,600,000	USD	Buy	(2.060)%	Jun 2016	-	47,174	47,174
	UBS AG	Meadwestvaco Corporation	1,400,000	USD	Buy	(1.060)%	Jun 2017	-	78,006	78,006
	UBS AG	JP Morgan Chase & Co	1,800,000	USD	Buy	(0.730)%	Mar 2018	-	44,677	44,677
	Wachovia Capital
	Market, Inc.	Global Santa Fe Corporation	700,000	USD	Buy	(0.520)%	Jun 2012	-	(3,196)	(3,196)

								$6,250,865	$9,509,127	$15,759,992

Managed
	Bank Of America,
	N.A.	CIT Group Inc.	2,200,000	USD	Buy	(6.500)%	Mar-2013	-	$141,599	$141,599
	Bank Of America,
	N.A.	CDX,NA.IG.10	5,000,000	USD	Buy	(1.550)%	Jun-2013	($46,117)	43,319	(2,798)
	Bank Of America,
	N.A.	CDX,NA.IG.10	5,000,000	USD	Buy	(1.550)%	Jun-2013	(36,901)	36,255	(646)
	Bank Of America,
	N.A.	CDX,NA.IG.10	5,000,000	USD	Buy	(1.550)%	Jun-2013	(24,687)	(2,371)	(27,058)
	UBS Securities	DRIs	4,000,000	USD	Buy	(2.550)%	Mar-2013	-	(125,677)	(125,677)
	UBS Securities	RYLs	4,000,000	USD	Buy	(4.550)%	Mar-2013	-	(116,924)	(116,924)

	Total							($107,705)	($23,799)	($131,504)

Real
Return
Bond
	Bank of America N.A.	CDX.NA.HY.8	2,970,000	USD	Buy	(2.750)%	Jun 2012	$70,538	$234,245	$304,783
	Bank of America N.A.	CDX.NA.HY.8	100,000	USD	Buy	(1.400)%	Jun 2012	4,068	5,989	10,057
	Bank of America N.A.	CDX.NA.IG.8	2,700,000	USD	Buy	(0.350)%	Jun 2012	37,240	93,409	130,649
	Bank of America N.A.	GMAC, LLC	700,000	USD	Sell	7.000%	Sep 2012	-	(105,717)	(105,717)
	Bank of America N.A.	Masco Corporation	3,300,000	USD	Buy	(0.870)%	Dec 2012	-	269,136	269,136
	Bank of America N.A.	Merrill Lynch International & Co., Inc.	1,300,000	USD	Buy	(0.950)%	Dec 2012	-	91,261	91,261
	Bank of America N.A.	Marriott International, Inc.	5,000,000	USD	Buy	(1.730)%	Jun 2017	-	205,418	205,418
	Bank of America N.A.	YUM! Brands, Inc.	3,000,000	USD	Buy	(1.245)%	Mar 2018	-	(58,327)	(58,327)

Barclays Bank PLC	GMAC, LLC	1,100,000	USD	Sell	1.400%	Sep 2008	-	(60,311)	(60,311)
Barclays Bank PLC	Panama	2,600,000	USD	Sell	0.300%	Dec 2008	-	(7,658)	(7,658)
Barclays Bank PLC	Peru	1,300,000	USD	Sell	0.350%	Dec 2008	-	83	83
Barclays Bank PLC	Russian Federation	1,300,000	USD	Sell	0.330%	Dec 2008	-	(1,924)	(1,924)
Barclays Bank PLC	Ukraine	1,300,000	USD	Sell	0.780%	Dec 2008	-	(4,081)	(4,081)
Barclays Bank PLC	CDX.NA.HY.8	4,455,000	USD	Buy	(2.750)%	Jun 2012	191,072	266,103	457,175
Barclays Bank PLC	Ford Motor Credit Company, LLC	500,000	USD	Sell	3.800%	Sep 2012	-	(83,201)	(83,201)
Barclays Bank PLC	GMAC, LLC	200,000	USD	Sell	3.050%	Sep 2012	-	(49,583)	(49,583)
Barclays Bank PLC	General Electric Captial Corporation	800,000	USD	Sell	1.010%	Mar 2013	-	(9,850)	(9,850)
Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	Buy	(0.535)%	Dec 2014	-	30,691	30,691
Barclays Bank PLC	The Black & Decker Corporation	1,000,000	USD	Buy	(1.180)%	Dec 2014	-	26,328	26,328
Barclays Bank PLC	CDX.NA.IG.9	2,200,000	USD	Buy	(6.550)%	Dec 2017	-	111,009	111,009
Barclays Bank PLC	CDX.NA.IG.9	4,800,000	USD	Buy	(0.800)%	Dec 2017	67,933	139,434	207,367
Bear Stearns
International, LTD.	CDX.NA.HY.8	6,930,000	USD	Buy	(2.750)%	Jun 2012	230,456	480,705	711,161
Bear Stearns
International, LTD.	Goldman Sachs Group, Inc.	700,000	USD	Sell	0.800%	Sep 2012	-	(17,852)	(17,852)
Bear Stearns
International, LTD.	CDX.NA.HY.9	1,782,000	USD	Buy	(3.750)%	Dec 2012	32,299	157,562	189,861
BNP Paribas	Lehman Brothers Holdings, Inc.	300,000	USD	Sell	1.120%	Sep 2012	-	(21,818)	(21,818)
BNP Paribas	Goldman Sachs Group, Inc.	1,300,000	USD	Buy	(0.390)%	Dec 2012	-	57,910	57,910
BNP Paribas	Federal National Mortgage Association	1,000,000	USD	Sell	1.4014%	Mar 2013	-	4,560	4,560
BNP Paribas	The Bear Stearns Companies, Inc.	1,000,000	USD	Buy	(2.180)%	Mar 2018	-	(50,022)	(50,022)
Citigroup	GMAC, LLC	5,800,000	USD	Sell	7.350%	Sep 2012	-	(826,143)	(826,143)
Citigroup	The Bear Stearns Companies, Inc.	1,400,000	USD	Sell	0.720%	Sep 2012	-	(68,461)	(68,461)
Citigroup	Goldman Sachs Group, Inc.	1,000,000	USD	Buy	(0.400)%	Dec 2012	-	44,118	44,118
Citigroup	Omnicom Group, Inc.	1,250,000	USD	Buy	(0.940)%	Jun 2016	-	10,710	10,710
Credit Suisse
International	Gazprom	1,000,000	USD	Sell	1.000%	Nov 2008	-	(1,206)	(1,206)
Credit Suisse
International	Chesapeake Energy Corporation	300,000	USD	Sell	0.970%	Jun 2012	-	(15,107)	(15,107)
Credit Suisse
International	Chesapeake Energy Corporation	300,000	USD	Sell	1.010%	Jun 2012	-	(14,645)	(14,645)
Credit Suisse
International	Chesapeake Energy Corporation	200,000	USD	Sell	1.040%	Jun 2012	-	(9,533)	(9,533)
Credit Suisse
International	Chesapeake Energy Corporation	1,500,000	USD	Sell	1.550%	Sep 2012	-	(49,516)	(49,516)
Deutsche Bank AG	GMAC, LLC	300,000	USD	Buy	(4.250)%	Sep 2008	-	12,238	12,238
Deutsche Bank AG	Indonesia	2,700,000	USD	Sell	0.510%	Dec 2008	-	(10,329)	(10,329)
Deutsche Bank AG	Russian Federation	1,300,000	USD	Sell	0.325%	Dec 2008	-	(1,989)	(1,989)
Deutsche Bank AG	Ukraine	1,300,000	USD	Sell	0.790%	Dec 2008	-	(3,950)	(3,950)
Deutsche Bank AG	Masco Corporation	1,500,000	USD	Buy	(0.840)%	Dec 2012	-	124,085	124,085
Deutsche Bank AG	American International Group, Inc.	1,400,000	USD	Sell	1.992%	Mar 2013	-	12,085	12,085
Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	Buy	(1.565)%	Mar 2016	-	19,985	19,985
Deutsche Bank AG	Macy's, Inc	1,000,000	USD	Buy	(2.100)%	Sep 2017	-	35,204	35,204
Goldman Sachs	Ford Motor Credit Company, LLC	2,800,000	USD	Sell	1.400%	Sep 2008	-	(98,810)	(98,810)
Goldman Sachs	GMAC, LLC	1,200,000	USD	Sell	3.050%	Sep 2012	-	(297,499)	(297,499)
Goldman Sachs	Nordstrom Inc.	1,900,000	USD	Buy	(0.270)%	Sep 2012	-	64,539	64,539
Goldman Sachs	Nordstrom, Inc.	7,300,000	USD	Buy	(0.260)%	Sep 2012	-	251,008	251,008
Goldman Sachs	Autozone, Inc.	1,800,000	USD	Buy	(0.380)%	Dec 2012	-	56,142	56,142
Goldman Sachs	CDX.NA.IG.9	6,900,000	USD	Sell	0.600%	Dec 2012	(303,963)	44,796	(259,167)
Goldman Sachs	Kohl's Corporation	1,800,000	USD	Buy	(0.590)%	Dec 2012	-	86,117	86,117
Goldman Sachs	Nordstrom, Inc.	1,800,000	USD	Buy	(0.360)%	Dec 2012	-	60,076	60,076
Goldman Sachs	The Bear Stearns Companies, Inc.	800,000	USD	Buy	(1.780)%	Dec 2012	-	3,242	3,242
Goldman Sachs	The TJX Companies, Inc.	1,800,000	USD	Buy	(0.380)%	Dec 2012	-	25,461	25,461
Lehman Brothers
Special Financing,
Inc.	GMAC, LLC	1,700,000	USD	Sell	1.425%	Sep 2008	-	(92,997)	(92,997)

	Lehman Brothers
	Special Financing,
	Inc.	Peru	1,300,000	USD	Sell	0.370%	Dec 2008	-	346	346
	Lehman Brothers
	Special Financing,
	Inc.	Goldman Sachs Group, Inc.	1,000,000	USD	Sell	0.720%	Sep 2012	-	(28,778)	(28,778)
	Lehman Brothers
	Special Financing,
	Inc.	CDX.NA.HY.9	2,900,000	USD	Sell	3.330%	Dec 2012	-	(304,688)	(304,688)
	Lehman Brothers
	Special Financing,
	Inc.	CDX.NA.IG.9	48,600,000	USD	Buy	(0.600)%	Dec 2012	359,909	1,465,531	1,825,440
	Lehman Brothers
	Special Financing,
	Inc.	CDX.NA.IG.9	10,000,000	USD	Buy	(0.800)%	Dec 2017	(30,479)	462,493	432,014
	Merrill Lynch
	International	CDX.NA.HY.8	3,564,000	USD	Buy	(2.750)%	Jun 2012	95,783	269,957	365,740
	Merrill Lynch
	International	CDX.NA.HY.9	800,000	USD	Sell	6.510%	Dec 2012	-	22,150	22,150
	Merrill Lynch
	International	CDX.NA.HY.9	600,000	USD	Sell	6.690%	Dec 2012	-	21,080	21,080
	Merrill Lynch
	International	CDX.NA.IG.9	26,900,000	USD	Buy	(0.600)%	Dec 2012	(76,917)	1,087,294	1,010,377
	Morgan Stanley
	Capital Services, Inc.	Target Corporation	1,000,000	USD	Buy	(1.200)%	Mar 2018	-	3,253	3,253
	Morgan Stanley
	Capital Services, Inc.	CDX.NA.HY.8	1,999,800	USD	Buy	(2.750)%	Jun 2012	84,992	120,229	205,221
	Morgan Stanley
	Capital Services, Inc.	GMAC, LLC	600,000	USD	Sell	6.850%	Jun 2012	-	(91,999)	(91,999)
	Morgan Stanley
	Capital Services, Inc.	Ford Motor Credit Company, LLC	900,000	USD	Sell	3.800%	Sep 2012	-	(149,761)	(149,761)
	Morgan Stanley
	Capital Services, Inc.	The Goldman Sachs Group, Inc.	800,000	USD	Sell	0.750%	Sep 2012	-	(22,040)	(22,040)
	Morgan Stanley
	Capital Services, Inc.	CDX.NA.IG.9	8,100,000	USD	Buy	(0.600)%	Dec 2012	(39,367)	343,607	304,240
	Morgan Stanley
	Capital Services, Inc.	Staples, Inc.	1,100,000	USD	Buy	(0.530)%	Dec 2012	-	46,975	46,975
	Morgan Stanley
	Capital Services, Inc.	The Black & Decker Corporation	1,100,000	USD	Buy	0.490%	Dec 2012	-	51,104	51,104
	Morgan Stanley
	Capital Services, Inc.	The Sherwin-Williams Corporation	1,100,000	USD	Buy	(0.290)%	Dec 2012	-	31,880	31,880
	Morgan Stanley
	Capital Services, Inc.	V.F. Corporation	1,100,000	USD	Buy	(0.250)%	Dec 2012	-	25,177	25,177
	Morgan Stanley
	Capital Services, Inc.	Whirlpool Corporation	1,100,000	USD	Buy	(0.490)%	Dec 2012	-	25,765	25,765
	Morgan Stanley
	Capital Services, Inc.	Pearson PLC	2,500,000	USD	Buy	(0.750)%	Jun 2014	-	24,505	24,505
	Morgan Stanley
	Capital Services, Inc.	CDX.NA.IG.9	6,200,000	USD	Buy	(0.800)%	Dec 2017	123,575	144,274	267,849
	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AAA.3	2,400,000	USD	Sell	0.080%	Dec 2049	(406,107)	165,711	(240,396)
	The Royal Bank of
	Scotland PLC	Lehman Brothers Holdings, Inc.	700,000	USD	Sell	0.660%	Sep 2012	-	(63,279)	(63,279)
	The Royal Bank of
	Scotland PLC	Macy's, Inc	1,000,000	USD	Buy	(2.111)%	Dec 2016	-	33,609	33,609
	UBS AG	CDX.NA.HY.8	6,930,000	USD	Buy	(2.750)%	Jun 2012	307,519	403,642	711,161
	UBS AG	GMAC, LLC	1,100,000	USD	Buy	(4.850)%	Sep 2012	-	224,139	224,139
	UBS AG	Merrill Lynch International & Co., Inc.	700,000	USD	Buy	(0.920)%	Dec 2012	-	49,997	49,997
	UBS AG	Dominion Resources, Inc.	1,000,000	USD	Buy	(0.590)%	Mar 2014	-	3,914	3,914

								$748,551	$5,429,207	$6,177,758

Short-Term
Bond

	Bank of America, N.A	CIT Group Inc.	500,000	USD	Buy	(6.500)%	Mar 2013	-	$32,158	$32,158

								-	$32,158	$32,158

Spectrum
Income
	JP Morgan Chase
	Bank	Compagnie St Gobain	60,000	EUR	Buy	(0.240)%	Jun 2012	-	($4,256)	($4,256)
	JP Morgan Chase
	Bank	Holcim Ltd	60,000	EUR	Buy	(0.240)%	Jun 2012	-	3,796	3,796
	JP Morgan Chase
	Bank	Kelda Group PLC	50,000	EUR	Buy	(0.240)%	Jun 2012	-	8,703	8,703
	JP Morgan Chase
	Bank	Halyk Bank	130,000	USD	Sell	2.750%	Dec 2012	-	(9,805)	(9,805)
	JP Morgan Chase
	Bank	Republic Ukraine	250,000	USD	Sell	2.410%	Dec 2012	-	(3,276)	(3,276)
	JP Morgan Chase
	Bank	Rentokil Initial	50,000	EUR	Buy	2.500%	Mar 2013	-	(175)	(175)
	JP Morgan Chase
	Bank	United Utilities	100,000	EUR	Buy	0.950%	Mar 2013	-	1,279	1,279
	JP Morgan Chase
	Bank	Arcelor Mittal Fin Sca	80,000	EUR	Sell	2.600%	Jun 2013	-	(3,021)	(3,021)

								-	($6,755)	($6,755)

Total
Return
	Bank of America	General Motors Corporation	800,000	USD	Sell	4.500%	Dec 2012	-	($154,863)	($154,863)
	Barclays Bank PLC	Mexico	1,000,000	USD	Sell	0.390%	Jan 2012	-	(24,667)	(24,667)
	Barclays Bank PLC	Ford Motor Credit Company LLC	2,500,000	USD	Sell	4.150%	Sep 2012	-	(395,375)	(395,375)
	Barclays Bank PLC	Ford Motor Credit Company LLC	500,000	USD	Sell	5.800%	Sep 2012	-	(59,561)	(59,561)
	Barclays Bank PLC	GMAC LLC	2,500,000	USD	Sell	3.650%	Sep 2012	-	(583,061)	(583,061)
	Barclays Bank PLC	GMAC LLC	1,900,000	USD	Sell	4.800%	Sep 2012	-	(389,545)	(389,545)
	Barclays Bank PLC	CDX.NA.IG.9	56,500,000	USD	Sell	0.600%	Dec 2012	($2,500,429)	378,015	(2,122,414)
	Barclays Bank PLC	American International Group, Inc.	1,800,000	USD	Sell	1.670%	Mar 2013	-	(12,047)	(12,047)
	Barclays Bank PLC	FHLMC	4,500,000	USD	Sell	0.720%	Mar 2013	-	39,971	39,971
	Barclays Bank PLC	CDX.EM.9	1,400,000	USD	Sell	2.650%	Jun 2013	700	(6,886)	(6,186)
	BNP Paribas	General Motors Corporation	100,000	USD	Sell	4.800%	Dec 2012	-	(18,499)	(18,499)
	Citibank N.A.	CDX.NA.HY.8	8,446,059	USD	Sell	0.355%	Jun 2012	-	(341,973)	(341,973)
	Citibank N.A.	CDX.NA.HY.8	4,968,270	USD	Sell	0.360%	Jun 2012	-	(200,290)	(200,290)
	Citibank N.A.	CDX.NA.HY.8	2,086,673.400	USD	Sell	0.401%	Jun 2012	-	(81,120)	(81,120)
	Citibank N.A.	CDX.NA.HY.8	900,000	USD	Sell	2.144%	Jun 2012	-	(78,252)	(78,252)
	Citibank N.A.	CDX.NA.HY.8	500,000	USD	Sell	2.179%	Jun 2012	-	(42,806)	(42,806)
	Citibank N.A.	GMAC LLC	1,000,000	USD	Sell	3.720%	Sep 2012	-	(231,508)	(231,508)
	Credit Suisse
	International	GAZPROM	1,000,000	USD	Sell	1.000%	Nov 2008	-	(1,206)	(1,206)
	Deutche Bank AG	Ford Motor Credit Company LLC	1,100,000	USD	Sell	5.650%	Sep 2012	-	(134,938)	(134,938)
	Deutche Bank AG	GMAC LLC	1,400,000	USD	Sell	4.000%	Sep 2012	-	(314,498)	(314,498)
	Deutche Bank AG	CDX.NA.IG.9	12,600,000	USD	Sell	0.705%	Dec 2012	-	156,090	156,090
	Deutche Bank AG	General Motors Corporation	500,000	USD	Sell	4.600%	Dec 2012	-	(95,359)	(95,359)
	Deutche Bank AG	Berkshire Hathaway Fin.	2,000,000	USD	Sell	0.850%	Mar 2013	-	2,032	2,032
	Deutche Bank AG	General Motors Corporation	6,000,000	USD	Sell	7.700%	Mar 2013	-	(630,643)	(630,643)
	HSBC Bank USA	GAZPROM	1,900,000	USD	Sell	0.970%	Nov 2008	-	(2,474)	(2,474)
	HSBC Bank USA	GAZPROM	4,300,000	USD	Sell	1.250%	Dec 2008	-	(3,350)	(3,350)
	HSBC Bank USA	Ukraine	8,100,000	USD	Sell	0.730%	Apr 2009	-	(50,629)	(50,629)
	HSBC Bank USA	Mexico	2,000,000	USD	Sell	0.180%	May 2009	-	(2,558)	(2,558)
	HSBC Bank USA	Panama	1,400,000	USD	Sell	0.760%	Jan 2012	-	(34,626)	(34,626)
	JP Morgan Chase
	Bank	Panama	700,000	USD	Sell	1.250%	Jan 2017	-	(40,644)	(40,644)
	Lehman Brothers
	Special Financing,	Indonesia	1,300,000	USD	Sell	0.400%	Dec 2008	-	(6,067)	(6,067)

Inc.
Lehman Brothers
Special Financing,
Inc.	Ford Motor Credit Company LLC	2,500,000	USD	Sell	6.100%	Sep 2012	-	(280,068)	(280,068)
Lehman Brothers
Special Financing,
Inc.	CDX.EM.8	7,300,000	USD	Sell	1.750%	Dec 2012	64,540	(260,892)	(196,352)
Lehman Brothers
Special Financing,
Inc.	General Motors Corporation	9,900,000	USD	Sell	8.550%	Mar 2013	-	(742,278)	(742,278)
Lehman Brothers
Special Financing,
Inc.	CDX.EM.9	9,000,000	USD	Sell	2.650%	Jun 2013	26,847	(66,618)	(39,771)
Lehman Brothers
Special Financing,
Inc.	Mexico	700,000	USD	Sell	0.920%	Mar 2016	-	(25,840)	(25,840)
Lehman Brothers
Special Financing,
Inc.	Panama	1,000,000	USD	Sell	1.170%	Apr 2017	-	(63,395)	(63,395)
Merrill Lynch Capital
Serivces, Inc.	CDX.NA.HY.8	1,000,000	USD	Sell	2.070%	Jun 2012	-	(89,770)	(89,770)
Merrill Lynch Capital
Serivces, Inc.	Brazil	1,000,000	USD	Sell	1.950%	Apr 2016	-	(757)	(757)
Merrill Lynch Capital
Serivces, Inc.	GMAC LLC	4,000,000	USD	Sell	1.850%	Sep 2009	-	(659,587)	(659,587)
Merrill Lynch Capital
Serivces, Inc.	CDX.NA.HY.8	2,000,000	USD	Sell	1.833%	Jun 2012	-	(197,625)	(197,625)
Merrill Lynch Capital
Serivces, Inc.	CDX.NA.IG.10	19,200,000	USD	Sell	1.550%	Jun 2013	181,497	(74,323)	107,174
Morgan Stanley
Capital Serivices Inc.	Russia	700,000	USD	Sell	0.245%	Jun 2008	-	(416)	(416)
Morgan Stanley
Capital Serivices Inc.	Russia	5,000,000	USD	Sell	0.305%	Dec 2008	-	(8,737)	(8,737)
Morgan Stanley
Capital Serivices Inc.	CDX.NA.HY.8	1,000,000	USD	Sell	2.080%	Jun 2012	-	(89,389)	(89,389)
Morgan Stanley
Capital Serivices Inc.	CDX.NA.HY.8	600,000	USD	Sell	2.170%	Jun 2012	-	(51,572)	(51,572)
Morgan Stanley
Capital Serivices Inc.	CDX.NA.IG.9	4,800,000	USD	Sell	0.963%	Dec 2012	-	17,990	17,990
Morgan Stanley
Capital Serivices Inc.	General Motors Corporation	200,000	USD	Sell	4.630%	Dec 2012	-	(37,972)	(37,972)
Morgan Stanley
Capital Serivices Inc.	CDX.NA.IG.9	40,800,000	USD	Sell	0.600%	Dec 2012	(2,158,745)	626,100	(1,532,645)
Morgan Stanley
Capital Serivices Inc.	GAZPROM	100,000	USD	Sell	2.180%	Feb 2013	-	(3,002)	(3,002)
Morgan Stanley
Capital Serivices Inc.	CDX.EM.9	1,400,000	USD	Sell	2.650%	Jun 2013	2,239	(8,425)	(6,186)
Morgan Stanley
Capital Serivices Inc.	CDX.NA.IG.10	39,100,000	USD	Sell	1.550%	Jun 2013	(74,023)	292,279	218,256
Morgan Stanley
Capital Serivices Inc.	CMBX.NA.AAA.3	17,400,000	USD	Sell	0.080%	Dec 2049	(2,680,575)	937,697	(1,742,878)
The Royal Bank of
Scotland PLC	American International Group, Inc.	5,200,000	USD	Sell	1.958%	Mar 2013	-	37,031	37,031
The Royal Bank of
Scotland PLC	Bank of America Corporation	4,000,000	USD	Sell	0.820%	Mar 2013	-	(1,118)	(1,118)
UBS AG	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	-	(30,074)	(30,074)

							($7,137,949)	($4,142,098)	($11,280,047)

† If the Fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

28-Day Mexico Interbank	Tasa de Interes Interbancario de Equilibrio

TIIE Banxico
3M KW-CDC	3 months Korean Won
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CBK	Canada Bankers Acceptance
CD KSDA	Korea Securities Dealers Association
CDI	Brazil Interbank Deposit Rate
CMM	Constant Maturity Mortgage
CMS	Constant Termination Date Swap
CPI-U	Non-revised Consumer Price Index - Urban
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index

Currency symbols are defined as follows:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Currency
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
USD	U.S. Dollar

Forward Foreign Currency Contracts All Portfolios, with the exception of Lifestyle Portfolios, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At March 31, 2008, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts as of March 31, 2008 were as follows:

				Unrealized
		Principal Amount		Appreciation
Portfolio	Currency	Covered by Contract	Settlement Date	(Depreciation)

Active Bond	Sells

	Canadian Dollar	1,294,727	6/30/08	$11,005

				$11,005

Core Allocation	Buys

	Malaysian Ringgit	279,000	6/18/08	($1,211)
	Malaysian Ringgit	278,000	6/18/08	(1,227)

				($2,438)

	Sells

	Brazilian Real	24,691	6/18/08	$1,108
	Pound Sterling	55,885	6/18/08	660

				$1,768

Global Allocation	Buys

	Euro	6,640,000	5/29/08	623,726
	Euro	4,345,000	5/29/08	243,741
	Euro	1,800,000	5/29/08	175,323
	Japanese Yen	3,832,900,000	5/29/08	2,358,874
	Japanese Yen	156,400,000	5/29/08	147,559
	Polish Zloty	1,100,000	5/29/08	10,777
	Pound Sterling	1,835,000	5/29/08	12,992
	Pound Sterling	490,000	5/29/08	12,745
	Singapore Dollar	5,265,000	5/29/08	153,230
	Swedish Krona	110,430,000	5/29/08	997,912
	Swiss Franc	22,030,000	5/29/08	$2,000,074

				$6,736,953

	Sells

	Australian Dollar	1,711,798	5/29/08	($92,484)
	Canadian Dollar	2,117,957	5/29/08	84,152
	Euro	40,524,138	5/29/08	(2,521,684)
	Euro	4,007,421	5/29/08	(244,407)
	Euro	1,346,436	5/29/08	(94,461)
	Japanese Yen	5,524,464	5/29/08	(220,901)
	Japanese Yen	3,020,489	5/29/08	(90,283)
	Japanese Yen	2,956,629	5/29/08	67,336
	Japanese Yen	2,659,229	5/29/08	(176,527)
	Polish Zloty	1,067,338	5/29/08	(126,493)
	Pound Sterling	17,387,702	5/29/08	516,754
	Pound Sterling	1,473,650	5/29/08	41,397
	Swedish Krona	1,689,064	5/29/08	(67,454)
	Swiss Franc	3,433,773	5/29/08	(242,088)
	Swiss Franc	2,964,858	5/29/08	24,170
	Swiss Franc	1,897,759	5/29/08	(111,376)
	Swiss Franc	1,712,085	5/29/08	(55,349)

				($3,309,698)

Global Bond	Buys

	Australian Dollar	9,500,000	4/24/08	$71,551
	Brazilian Real	28,408,214	7/2/08	700,303
	Brazilian Real	17,881,960	7/2/08	1,104,476
	Brazilian Real	15,120,824	7/2/08	397,635
	Brazilian Real	12,105,930	7/2/08	301,355
	Brazilian Real	3,643,393	12/2/08	7,024
	Canadian Dollar	4,679,000	4/17/08	(140,708)
	Chilean Peso	102,553,000	7/10/08	27,943
	Chilean Peso	57,900,000	12/10/08	11,067

Chinese Yuan Renminbi	33,715,935	4/28/08	164,521
Chinese Yuan Renminbi	33,692,500	4/28/08	161,149
Chinese Yuan Renminbi	26,132,792	7/2/08	226,452
Chinese Yuan Renminbi	19,714,211	7/2/08	171,774
Chinese Yuan Renminbi	9,197,120	3/2/09	131,947
Danish Kroner	2,884,000	6/9/08	22,388
Euro	192,163,000	4/28/08	3,692,990
Euro	535,000	4/28/08	(392)
Hungarian Forint	567,060	7/10/08	(11)
Indian Rupee	137,094,825	5/12/08	60,025
Indian Rupee	99,857,920	5/12/08	48,172
Indian Rupee	39,425,000	5/12/08	9,454
Indian Rupee	37,556,260	5/12/08	18,785
Indian Rupee	52,072,920	8/12/08	(25,132)
Japanese Yen	50,360,053,000	5/12/08	(918,196)
Japanese Yen	3,395,376,000	5/12/08	(154,964)
Japanese Yen	964,716,000	5/12/08	(89,067)
Malaysian Ringgit	37,627,520	5/12/08	559,039
Malaysian Ringgit	13,390,834	5/12/08	239,830
Malaysian Ringgit	9,076,820	5/12/08	109,612
Malaysian Ringgit	7,536,400	5/12/08	85,213
Malaysian Ringgit	6,419,358	5/12/08	131,202
Mexican Peso	5,784,405	7/10/08	15,894
Mexican Peso	270,422	7/10/08	12
Mexican Peso	253,347	7/10/08	(9)
Philippine Peso	64,042,680	5/19/08	(58,907)
Philippine Peso	44,916,480	5/19/08	(42,970)
Philippine Peso	31,957,900	5/19/08	(30,966)
Polish Zloty	574,000	7/10/08	46,754
Pound Sterling	8,960,000	4/17/08	46,545
Pound Sterling	270,000	4/17/08	776
Singapore Dollar	2,922,000	5/22/08	176,083
Singapore Dollar	855,778	5/22/08	20,232
Singapore Dollar	1,902,654	8/28/08	50,929
Singapore Dollar	1,663,215	8/28/08	35,439
Singapore Dollar	2,827,563	11/21/08	56,184
South African Rand	1,071,000	7/10/08	(13,550)
South Korean Won	8,257,715,974	5/30/08	(543,195)
South Korean Won	2,191,823,336	5/30/08	(127,842)
South Korean Won	1,979,391,500	5/30/08	(179,102)
South Korean Won	2,009,109,600	8/4/08	(82,745)
South Korean Won	1,346,577,569	8/4/08	(105,845)
South Korean Won	523,000,400	8/4/08	(28,152)
South Korean Won	491,767,500	8/4/08	(25,854)
South Korean Won	81,488,000	8/4/08	(5,289)
Swedish Krona	26,467,000	6/9/08	161,286
Taiwan Dollar	61,097,993	9/4/08	33,229

			$6,524,374

Sells

	Australian Dollar	11,509,711	4/24/08	($71,195)
	Brazilian Real	7,261,000	7/2/08	(119,923)
	Brazilian Real	7,098,000	7/2/08	296,062
	Brazilian Real	6,814,000	7/2/08	(36,329)
	Brazilian Real	5,480,000	7/2/08	24,242
	Brazilian Real	1,812,000	7/2/08	34,425
	Brazilian Real	3,765,000	12/2/08	86,686
	Brazilian Real	3,073,500	12/2/08	(5,524)
	Brazilian Real	1,592,000	12/2/08	44,068
	Brazilian Real	577,000	12/2/08	11,175
	Canadian Dollar	1,311,542	4/17/08	45,362
	Canadian Dollar	80,329	4/17/08	2,411
	Chinese Yuan Renminbi	3,886,000	4/28/08	(81,326)
	Chinese Yuan Renminbi	3,036,000	4/28/08	(64,848)
	Chinese Yuan Renminbi	2,576,826	4/28/08	(54,669)
	Chinese Yuan Renminbi	3,173,022	7/2/08	(196,228)
	Chinese Yuan Renminbi	3,172,803	7/2/08	(196,448)
	Chinese Yuan Renminbi	1,312,187	3/2/09	(131,759)
	Euro	844,731	4/1/08	410
	Euro	282,092	4/3/08	(11,524)
	Euro	2,083,257	4/28/08	(248)
	Euro	2,077,580	4/28/08	(28,006)
	Euro	2,058,585	4/28/08	(26,497)
	Euro	979,483	4/28/08	31
	Euro	948,274	4/28/08	(12,252)
	Japanese Yen	251,646,385	5/12/08	(5,692,253)
	Japanese Yen	23,018,599	5/12/08	(458,633)
	Mexican Peso	523,000	7/10/08	(16,925)
	New Zealand Dollar	270,804	4/24/08	5,001
	Polish Zloty	243,662	7/10/08	(20,428)
	Pound Sterling	3,434,221	4/17/08	64,490
	Pound Sterling	2,483,053	4/17/08	48,918
	Pound Sterling	1,242,608	4/17/08	19,594
	South Korean Won	4,158,000	5/30/08	309,223
	South Korean Won	3,446,000	8/4/08	121,501
	South Korean Won	3,091,876	8/4/08	118,053

				($5,993,363)

Global Real Estate	Sells

	Australian Dollar	48,415,428	4/30/08	($362,558)
	Brazilian Real	5,382,462	4/30/08	42,706
	Canadian Dollar	5,032,898	4/30/08	42,198
	Euro	39,144,915	4/30/08	(934,151)
	Japanese Yen	71,132,883	4/30/08	(853,913)
	Malaysian Ringgit	2,301,233	4/30/08	(3,021)
	Norwegian Krone	1,409,740	4/30/08	(50,377)
	Pound Sterling	42,949,265	4/30/08	(5,872)
	Singapore Dollar	17,382,618	4/30/08	(154,948)
	South African Rand	2,260,875	4/30/08	(3,320)

	Swedish Krona	4,160,933	4/30/08	(127,542)

				($2,410,798)

High Income	Sells

	Canadian Dollar	7,071,955	6/30/08	$67,399
	Pound Sterling	1,250,090	6/30/08	8,172

				$75,571

High Yield	Buys

	Indian Rupee	110,617,800	6/16/08	$9,505
	Indian Rupee	73,778,800	6/16/08	10,060

				$19,565

Income & Value	Buys

	Brazilian Real	85,000	5/23/08	($2,148)
	Colombian Peso	548,732,265	5/6/08	11,018
	Euro	299,206	4/17/08	6,648
	Euro	288,687	4/22/08	25,405
	Japanese Yen	10,735,000	4/4/08	7,723
	Japanese Yen	37,623,750	4/17/08	2,867
	Japanese Yen	40,820,000	4/30/08	17,402
	Mexican Peso	550,000	5/22/08	695
	Turkish Lira	55,000	5/21/08	(3,304)

				$66,306

	Sells

	Brazilian Real	122,090	5/23/08	$717
	Colombian Peso	423,037	5/6/08	(27,187)
	Mexican Peso	123,762	5/22/08	(2,237)
	Pound Sterling	465,445	4/17/08	9,541
	Pound Sterling	430,012	4/22/08	(5,912)
	Pound Sterling	392,916	4/30/08	(3,149)
	Turkish Lira	119,981	5/21/08	9,613

				($18,614)

International Core	Buys

	Australian Dollar	6,582,000	5/23/08	$130,535
	Euro	19,925,000	5/23/08	2,351,070
	Euro	608,000	5/23/08	78,835
	Hong Kong Dollar	8,994,530	5/23/08	2,381
	Hong Kong Dollar	8,729,985	5/23/08	2,185
	Hong Kong Dollar	8,729,985	5/23/08	2,194
	Japanese Yen	1,835,665,355	5/23/08	1,294,472
	Japanese Yen	1,763,117,355	5/23/08	1,204,470
	Japanese Yen	1,763,117,355	5/23/08	1,210,806
	Japanese Yen	1,763,117,355	5/23/08	1,261,409

	Japanese Yen	644,520,000	5/23/08	440,077
	New Zealand Dollar	7,035,658	5/23/08	(68,803)
	New Zealand Dollar	6,828,727	5/23/08	(66,711)
	New Zealand Dollar	6,828,727	5/23/08	(65,824)
	Norwegian Krone	18,101,000	5/23/08	285,068
	Pound Sterling	2,294,000	5/23/08	65,912
	Pound Sterling	258,000	5/23/08	10,542
	Swedish Krona	125,748,334	5/23/08	1,275,943
	Swedish Krona	122,964,854	5/23/08	1,263,853
	Swedish Krona	122,049,854	5/23/08	1,234,334
	Swiss Franc	20,794,872	5/23/08	1,935,840
	Swiss Franc	20,462,872	5/23/08	1,882,117
	Swiss Franc	20,462,872	5/23/08	1,916,376
	Swiss Franc	20,462,872	5/23/08	1,874,903
	Swiss Franc	19,259,174	5/23/08	1,795,932
	Swiss Franc	19,259,174	5/23/08	1,812,933

				$23,130,849

	Sells

	Australian Dollar	9,617,015	5/23/08	$51,351
	Australian Dollar	9,614,177	5/23/08	48,512
	Australian Dollar	9,607,931	5/23/08	42,266
	Australian Dollar	9,602,254	5/23/08	36,590
	Canadian Dollar	9,199,391	5/23/08	156,184
	Canadian Dollar	8,956,741	5/23/08	179,512
	Canadian Dollar	8,913,323	5/23/08	136,093
	Danish Kroner	2,934,111	5/23/08	(103,468)
	Danish Kroner	1,443,905	5/23/08	(104,770)
	Danish Kroner	1,443,194	5/23/08	(105,481)
	Euro	20,889,403	5/23/08	(1,534,112)
	Euro	20,281,841	5/23/08	(1,482,158)
	Euro	20,280,599	5/23/08	(1,483,401)
	Japanese Yen	9,636,466	5/23/08	(388,276)
	Japanese Yen	3,185,630	5/23/08	(112,120)
	New Zealand Dollar	5,730,545	5/23/08	77,303
	Norwegian Krone	3,183,408	5/23/08	(171,168)
	Norwegian Krone	3,093,336	5/23/08	(162,577)
	Norwegian Krone	3,092,880	5/23/08	(163,032)
	Pound Sterling	16,557,678	5/23/08	(333,341)
	Pound Sterling	16,074,460	5/23/08	(319,764)
	Pound Sterling	16,070,115	5/23/08	(324,109)
	Pound Sterling	12,825,406	5/23/08	(128,097)
	Swiss Franc	35,531,636	5/23/08	(3,797,390)
	Swiss Franc	3,790,662	5/23/08	20,849
	Swiss Franc	2,748,918	5/23/08	(75,417)

				($10,040,021)

International Equity Index A	Buys

	Australian Dollar	371,000	6/27/08	($1,234)

	Canadian Dollar	387,000	6/27/08	(2,573)
	Euro	1,675,000	6/27/08	6,277
	Hong Kong Dollar	788,000	6/27/08	(14)
	Japanese Yen	185,000,000	6/27/08	(6,183)
	Pound Sterling	912,000	6/27/08	(15,882)
	Swedish Krona	1,400,000	6/27/08	1,300

				($18,309)

International Equity Index B	Buys

	Australian Dollar	247,000	6/27/08	($822)
	Canadian Dollar	254,000	6/27/08	(1,689)
	Euro	1,106,000	6/27/08	4,145
	Hong Kong Dollar	1,766,000	6/27/08	(30)
	Japanese Yen	185,000,000	6/27/08	(6,183)
	Pound Sterling	798,000	6/27/08	(13,897)
	Swedish Krona	1,400,000	6/27/08	1,300

				($17,176)

International Opportunities	Buys

	Japanese Yen	134,258,672	4/1/08	($9,382)

				($9,382)

Investment Quality Bond	Buys

	Malaysian Ringgit	16,417,000	6/18/08	($71,284)
	Malaysian Ringgit	16,416,000	6/18/08	(72,432)

				($143,716)

	Sells

	Brazilian Real	2,443,543	6/18/08	$110,426
	Pound Sterling	6,746,125	6/18/08	79,704

				$190,130

Mutual Shares	Sells

	Canadian Dollar	1,498,513	10/27/08	$11,314
	Canadian Dollar	195,781	10/27/08	1,697
	Danish Kroner	3,765,744	4/23/08	(346,310)
	Danish Kroner	403,422	4/23/08	(29,172)
	Euro	49,356,153	5/13/08	(1,590,113)
	Euro	2,720,206	5/13/08	(50,492)
	Japanese Yen	2,982,226	9/19/08	73,447
	Japanese Yen	130,798	9/19/08	(698)
	Norwegian Krone	4,733,643	5/19/08	(290,641)
	Norwegian Krone	434,959	5/19/08	(8,256)
	Singapore Dollar	1,057,891	7/24/08	(41,065)
	Singapore Dollar	132,249	7/24/08	(4,169)
	South Korean Won	200,000	9/29/08	(1,005)

	South Korean Won	50,000	9/29/08	(375)
	Swedish Krona	1,333,340	4/15/08	(84,825)
	Swedish Krona	820,637	4/15/08	(56,477)
	Swiss Franc	2,826,087	7/7/08	(119,085)
	Swiss Franc	1,833,275	7/7/08	(72,387)
	Swiss Franc	1,520,857	7/7/08	(65,005)

				($2,673,617)

Overseas Equity	Sells

	Swiss Franc	814,000	7/2/08	($246)

				($246)

Real Return Bond	Buys

	Brazilian Real	6,159,630	7/2/08	$57,993
	Brazilian Real	2,410,998	7/2/08	52,329
	Brazilian Real	53,686,879	12/2/08	808,617
	Canadian Dollar	492,000	4/17/08	(14,795)
	Chinese Yuan Renminbi	31,373,250	3/2/09	500,596
	Chinese Yuan Renminbi	24,910,225	3/2/09	385,402
	Chinese Yuan Renminbi	12,513,900	3/2/09	194,681
	Japanese Yen	72,453,153	5/12/08	15,200
	Malaysian Ringgit	10,568,472	5/21/08	28,321
	Malaysian Ringgit	4,976,650	5/21/08	80,050
	Malaysian Ringgit	1,953,886	5/21/08	(1,471)
	Mexican Peso	118,141,515	7/10/08	440,574
	Mexican Peso	84,011,671	7/10/08	292,336
	Mexican Peso	79,389,173	7/10/08	155,417
	Mexican Peso	2,813,208	7/10/08	10,068
	Mexican Peso	2,528,118	7/10/08	9,120
	Mexican Peso	1,131,705	7/10/08	4,023
	Mexican Peso	22,605	7/10/08	(1)
	Philippine Peso	133,644,680	8/22/08	(112,464)
	Philippine Peso	15,560,040	8/22/08	(12,907)
	Philippine Peso	14,334,900	8/22/08	(15,890)
	Polish Zloty	8,181,640	7/10/08	633,639
	Singapore Dollar	4,462,052	5/22/08	83,551
	Singapore Dollar	1,410,977	5/22/08	82,212
	Singapore Dollar	1,007,798	5/22/08	43,150
	Singapore Dollar	915,363	5/22/08	54,507
	Singapore Dollar	772,573	5/22/08	34,635
	Singapore Dollar	139,756	11/21/08	2,773
	Singapore Dollar	136,256	11/21/08	2,659
	South Korean Won	5,925,824,906	5/30/08	(255,705)
	South Korean Won	3,706,263,444	5/30/08	(164,515)
	South Korean Won	586,446,160	8/4/08	(21,755)
	South Korean Won	525,165,800	8/4/08	(21,161)

				$3,351,189

	Sells

	Brazilian Real	5,197,000	7/2/08	$119,098
	Brazilian Real	4,470,000	7/2/08	125,604
	Brazilian Real	1,665,000	7/2/08	43,282
	Brazilian Real	1,576,000	7/2/08	48,423
	Brazilian Real	1,562,000	7/2/08	22,239
	Brazilian Real	494,000	7/2/08	11,736
	Brazilian Real	3,100,000	12/2/08	59,919
	Brazilian Real	2,803,000	12/2/08	102,443
	Brazilian Real	90,000	12/2/08	917
	Chinese Yuan Renminbi	4,029,000	3/2/09	(386,216)
	Chinese Yuan Renminbi	3,863,000	3/2/09	(379,401)
	Chinese Yuan Renminbi	1,944,910	3/2/09	(198,651)
	Euro	35,157,828	4/28/08	(433,674)
	Japanese Yen	32,278,485	5/12/08	(714,998)
	Japanese Yen	745,500	5/12/08	(16,460)
	Mexican Peso	13,330,000	7/10/08	(307,125)
	Mexican Peso	8,019,000	7/10/08	(120,003)
	Mexican Peso	3,639,000	7/10/08	(70,438)
	Pound Sterling	26,092,446	4/17/08	(68,560)
	Pound Sterling	2,281,881	4/17/08	374
	Pound Sterling	144,072	4/17/08	1,354
	Swiss Franc	970,454	6/9/08	(47,669)

				($2,207,806)

Spectrum Income	Buys

	Australian Dollar	2,495,408	5/15/08	$4,881
	Brazilian Real	222,138	5/15/08	(3,427)
	Canadian Dollar	430,071	5/15/08	(17,772)
	Czech Koruna	4,508,860	5/15/08	26,805
	Danish Kroner	2,078,212	5/15/08	33,798
	Euro	5,261,827	5/15/08	267,743
	Hungarian Forint	59,977,623	5/15/08	20,483
	Indonesian Rupiah	1,118,640,000	4/22/08	3,332
	Japanese Yen	1,405,197,812	5/15/08	714,138
	Malaysian Ringgit	5,579,147	4/18/08	15,039
	Norwegian Krone	14,257,883	5/15/08	218,288
	Polish Zloty	8,138,918	5/15/08	379,902
	Polish Zloty	135,505	5/15/08	2,665
	Pound Sterling	753,006	5/15/08	19,300
	Singapore Dollar	545,905	5/15/08	11,022
	South African Rand	345,754	5/15/08	(957)
	South Korean Won	2,986,990,500	5/15/08	(127,641)
	Swedish Krona	23,832,750	5/15/08	314,543
	Swiss Franc	2,420,006	5/15/08	159,688
	Taiwan Dollar	29,003,700	2/13/09	62,188
	Turkish Lira	609,001	5/15/08	(38,523)

				$2,065,495

	Sells

	Australian Dollar	1,145,008	5/15/08	$14,146
	Australian Dollar	545,370	6/18/08	12,893
	Australian Dollar	868,842	6/25/08	12,780
	Brazilian Real	3,022,000	5/15/08	(5,290)
	Brazilian Real	2,276,332	5/29/08	4,505
	Brazilian Real	1,242,000	6/23/08	41,622
	Canadian Dollar	98,093	5/15/08	4,357
	Euro	12,835,925	5/15/08	(687,783)
	Hungarian Forint	3,472,620	5/15/08	(191,504)
	Japanese Yen	2,177,891	5/15/08	(57,271)
	Malaysian Ringgit	3,959,000	4/18/08	(79,778)
	Mexican Peso	7,263,643	5/15/08	(100,756)
	Polish Zloty	1,160,000	5/15/08	(113,947)
	Pound Sterling	636,583	5/15/08	1,372
	South African Rand	335,064	5/15/08	9,087
	Turkish Lira	7,563,545	5/15/08	506,281

				($629,286)

Strategic Bond	Buys

	Indian Rupee	39,292,200	6/16/08	$1,382
	Indian Rupee	26,250,850	6/16/08	2,246

				$3,628

Strategic Income	Buys

	Australian Dollar	20,847,000	4/2/08	($17,215)
	Canadian Dollar	10,836,650	4/2/08	(10,096)
	Canadian Dollar	8,655,295	4/2/08	(17,786)
	Canadian Dollar	26,062,168	6/30/08	(14,538)
	Euro	11,800,000	6/30/08	11,668
	Euro	3,120,000	6/30/08	2,492
	Japanese Yen	4,401,959,450	6/30/08	(69,985)
	Japanese Yen	681,053,775	6/30/08	(30,205)
	Pound Sterling	9,277,750	6/30/08	(226,639)

				($372,304)

	Sells

	Australian Dollar	10,567,183	4/2/08	($22,302)
	Australian Dollar	8,449,790	4/2/08	(8,093)
	Australian Dollar	25,093,127	6/30/08	10,438
	Canadian Dollar	19,064,653	4/2/08	4,470
	Canadian Dollar	72,757,768	6/30/08	618,426
	Euro	50,058,450	6/30/08	(641,736)
	Euro	18,562,698	6/30/08	11,932
	Japanese Yen	28,152,000	6/30/08	145,624
	New Zealand Dollar	25,079,208	6/30/08	644,975
	Pound Sterling	18,484,460	6/30/08	275,885
	Pound Sterling	6,290,136	6/30/08	43,966

				$1,083,585

Total Return	Buys

	Australian Dollar	1,452,688	4/24/08	$8,138
	Brazilian Real	1,423,345	7/2/08	26,750
	Brazilian Real	166,285,156	12/2/08	2,937,679
	Chilean Peso	433,084,250	12/10/08	82,783
	Indian Rupee	59,788,028	5/12/08	61,770
	Indian Rupee	50,347,342	5/12/08	54,294
	Indian Rupee	28,397,700	5/12/08	33,020
	Indian Rupee	151,885,640	8/12/08	(87,398)
	Indian Rupee	121,508,250	8/12/08	(71,017)
	Indian Rupee	55,817,240	8/12/08	(28,669)
	Indian Rupee	9,178,785	8/12/08	(4,343)
	Indian Rupee	7,912,240	8/12/08	(3,618)
	Indonesian Rupiah	6,883,500,000	5/27/08	(36,279)
	Indonesian Rupiah	3,441,750,000	5/27/08	(18,139)
	Indonesian Rupiah	3,433,950,000	5/27/08	(18,982)
	Japanese Yen	60,680,182	4/3/08	(412)
	Japanese Yen	410,488,000	5/12/08	91,327
	Japanese Yen	251,706,000	5/12/08	(65,716)
	Malaysian Ringgit	14,845,939	5/21/08	216,898
	Malaysian Ringgit	2,577,120	5/21/08	25,270
	Malaysian Ringgit	2,140,806	5/21/08	35,936
	Mexican Peso	121,917,000	7/10/08	238,672
	Mexican Peso	24,383,149	7/10/08	78,099
	Mexican Peso	3,667,000	7/10/08	8,400
	Philippine Peso	187,531,440	5/19/08	380,673
	Philippine Peso	32,847,910	5/19/08	70,256
	Polish Zloty	26,846,351	7/10/08	2,181,151
	Polish Zloty	2,006,158	7/10/08	123,433
	Pound Sterling	1,796,000	4/3/08	(6,579)
	Singapore Dollar	8,827,855	5/22/08	514,362
	Singapore Dollar	5,727,008	5/22/08	341,023
	Singapore Dollar	552,000	5/22/08	33,264
	Singapore Dollar	6,277,196	11/21/08	124,570
	Singapore Dollar	6,123,087	11/21/08	119,496
	South African Rand	2,247,000	7/10/08	(61,571)
	South African Rand	573,000	7/10/08	(7,249)
	South African Rand	139,572	12/10/08	(1,094)
	South Korean Won	1,229,288,173	5/30/08	(79,843)
	South Korean Won	832,327,227	5/30/08	(59,598)
	South Korean Won	4,155,498,560	8/4/08	(154,151)
	South Korean Won	3,716,980,900	8/4/08	(149,769)
	South Korean Won	2,065,836,166	8/4/08	(140,449)
	South Korean Won	1,121,386,000	8/4/08	(72,788)
	Swedish Krona	8,870,000	6/9/08	54,053

				$6,773,653

	Sells

	Brazilian Real	15,480,000	7/2/08	$285,427
	Brazilian Real	4,040,000	7/2/08	101,629
	Brazilian Real	2,126,000	7/2/08	34,453
	Brazilian Real	824,649	7/2/08	27,900
	Brazilian Real	18,493,000	12/2/08	462,543
	Brazilian Real	3,565,000	12/2/08	48,078
	Euro	22,176,572	4/28/08	(273,549)
	Japanese Yen	611,000	4/3/08	2,130
	Japanese Yen	3,061,000	5/12/08	17,767
	Japanese Yen	2,978,000	5/12/08	35,762
	Japanese Yen	2,517,241	5/12/08	4,534
	Japanese Yen	1,222,000	5/12/08	4,574
	Japanese Yen	611,000	5/12/08	2,575
	Japanese Yen	610,731	5/12/08	388
	Japanese Yen	556,000	5/12/08	9,340
	Mexican Peso	3,951,605	7/10/08	(57,185)
	Mexican Peso	3,823,181	7/10/08	(55,739)
	Mexican Peso	1,272,605	7/10/08	(18,095)
	Polish Zloty	5,679,091	7/10/08	(648,558)
	Polish Zloty	2,966,993	7/10/08	(337,025)
	Polish Zloty	2,603,416	7/10/08	(296,719)
	Polish Zloty	283,868	7/10/08	(33,664)
	Pound Sterling	2,974,195	4/3/08	(4,114)
	Pound Sterling	584,330	4/3/08	(1,014)
	Pound Sterling	1,017,300	4/8/08	3,735
	Pound Sterling	34,008,354	4/17/08	(89,360)
	Pound Sterling	5,860,600	4/17/08	92,414
	Pound Sterling	3,566,676	4/17/08	6,655

				($675,118)

Utilities	Buys

	Euro	295,174	4/14/08	$4,296
	Euro	258,935	4/14/08	12,178
	Euro	103,130	4/14/08	5,376
	Euro	79,760	4/14/08	10,079
	Euro	793,503	5/14/08	14,539
	Euro	359,687	5/14/08	8,799
	Euro	236,791	5/14/08	1,693
	Euro	149,451	5/14/08	3,717
	Euro	51,022	5/14/08	124
	Pound Sterling	32,063	4/4/08	837
	Pound Sterling	215,498	4/14/08	(4,199)
	Pound Sterling	120,936	4/14/08	1,178
	Pound Sterling	92,828	4/14/08	300
	Pound Sterling	59,193	4/14/08	(484)

				$58,433

	Sells

	Euro	2,687,161	4/14/08	($237,180)
	Euro	1,020,099	4/14/08	(88,414)
	Euro	766,771	4/14/08	(66,156)
	Euro	729,291	4/14/08	(63,752)
	Euro	575,378	4/14/08	(49,686)
	Euro	33,084	4/14/08	(1,130)
	Euro	15,378,094	5/14/08	(291,724)
	Euro	1,953,353	5/14/08	(37,776)
	Euro	923,792	5/14/08	(15,308)
	Euro	813,114	5/14/08	(8,178)
	Euro	468,802	5/14/08	(8,731)
	Euro	290,707	5/14/08	(6,058)
	Pound Sterling	399,794	4/4/08	($247)
	Pound Sterling	5,716,516	4/14/08	(118,413)
	Pound Sterling	813,752	4/14/08	956
	Pound Sterling	64,831	4/14/08	(30)
	Pound Sterling	55,420	4/14/08	(108)

				($991,935)

Vista	Sells

	Australian Dollar	500,195	4/30/08	$4,178
	Danish Kroner	1,403,989	4/30/08	341
	Japanese Yen	996,820	4/30/08	(2,036)
	Swedish Krona	469,926	4/30/08	(1,015)
	Swiss Franc	1,077,047	4/30/08	(591)

				$877

Forward Commitments All Portfolios, with the exception of Lifestyle Portfolios, may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

In a TBA transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Foreign Bond Forward A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond at an agreed-upon price and date in the future. The agreed-upon date is called the settlement date. The agreed-upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the forward contract will settle. In a forward transaction no cash changes hands up-front. If the transaction is collateralized exchange of margin will take place according to an agreed-upon schedule. Otherwise no asset of any kind changes hands until the maturity of the contract. Consequently counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front the amount of counterparty credit risk is limited to the mark-to-market profit of the contract, rather than the contracts full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

The Funds had the following bond forward contracts open at March 31, 2008.

							Unrealized
			Principal	Settlement	Value at Trade	Value As	Appreciation
Portfolio	Description		Amount	Date	Date	2/29/08	(Depreciation)

Investment
Quality Bond

	Federal Republic of Germany 4.00% due 1/4/2018	EUR	13,600,000	5/29/08	$22,076,558	$22,080,755	$4,197
	US Treasury Note 4.625% due 4/18/2008	USD	(20,000,000)	4/13/08	(22,055,409)	(22,121,097)	(65,688)

							($61,491)

2. INVESTMENT TRANSACTIONS

At March 31, 2008, the Portfolio’s aggregate security unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index	1,761,234,868	284,267,478	(180,747,975)	103,519,503
500 Index B	979,342,705	210,734,100	(114,402,180)	96,331,920
Active Bond	3,032,950,052	33,318,868	(125,094,947)	(91,776,079)
All Cap Core	1,039,187,434	25,086,799	(71,735,123)	(46,648,324)
All Cap Growth	310,040,713	32,456,268	(22,607,830)	9,848,438
All Cap Value	110,817,274	9,183,107	(7,686,863)	1,496,244
American Asset Allocation	693,050,561	-	(57,914,540)	(57,914,540)
American Blue Chip Income and Growth	148,117,338	2,068,635	-	2,068,635
American Bond	995,571,416	-	(33,024,324)	(33,024,324)
American Fundamental Holding	230,018,897	-	(6,813,189)	(6,813,189)
American Global Diversification	335,932,468	-	(11,748,467)	(11,748,467)
American Global Growth	250,134,726	-	(18,664,304)	(18,664,304)
American Global Small Capitalization	93,566,156	-	(12,229,193)	(12,229,193)
American Growth-Income	1,303,570,403	25,039,052	-	25,039,052
American Growth	1,517,350,594	138,919,265	-	138,919,265
American High-Income Bond	52,931,231	-	(5,084,414)	(5,084,414)
American International	957,021,270	183,564,689	-	183,564,689
American New World	80,044,278	-	(4,102,491)	(4,102,491)
Blue Chip Growth	2,900,078,851	502,727,558	(183,316,418)	319,411,140
Capital Appreciation	1,279,458,572	102,118,456	(69,700,625)	32,417,831
Classic Value	61,522,697	1,133,808	(16,045,014)	(14,911,206)
Core Allocation Plus	26,164,481	426,329	(1,650,917)	(1,224,588)
Core Bond	318,830,281	4,975,610	(1,823,349)	3,152,261
Core Equity	732,303,633	26,214,498	(134,436,805)	(108,222,307)
Dynamic Growth	113,438,789	3,365,399	(11,287,344)	(7,921,945)
Emerging Growth	25,851,627	1,438,439	(5,714,120)	(4,275,681)
Emerging Markets Value	467,238,050	58,170,297	(51,767,655)	6,402,642

Emerging Small Company	218,191,569	18,294,276	(21,514,379)	(3,220,103)
Equity-Income	2,180,055,358	297,520,926	(250,475,263)	47,045,663
Financial Services	117,965,508	17,453,764	(11,073,652)	6,380,112
Floating Rate Income	343,710,327	2,192,569	(8,707,557)	(6,514,988)
Franklin Templeton Founding Allocation	1,385,806,874	-	(161,383,281)	(161,383,281)
Fundamental Value	1,320,812,059	267,716,774	(103,064,195)	164,652,579
Global	828,479,983	31,683,409	(99,498,390)	(67,814,981)
Global Allocation	314,578,799	15,481,877	(27,233,608)	(11,751,731)
Global Bond	1,668,718,059	89,569,132	(22,905,149)	66,663,983
Global Real Estate	628,801,249	20,749,161	(53,308,047)	(32,558,886)
Growth & Income	1,720,546,461	111,441,005	(138,984,042)	(27,543,037)
Health Sciences	226,796,678	27,930,070	(27,026,447)	903,623
High Income	485,590,608	2,026,454	(86,683,680)	(84,657,226)
High Yield	2,051,416,481	16,640,324	(228,204,114)	(211,563,790)
Income	437,399,404	3,783,844	(40,655,692)	(36,871,848)
Income and Value	450,504,465	34,019,382	(53,134,736)	(19,115,354)
Index Allocation	364,393,260	3,144,139	(24,590,846)	(21,446,707)
International Core	1,584,678,580	179,844,392	(114,930,612)	64,913,780
International Equity Index A	322,858,368	69,957,950	(19,989,169)	49,968,781
International Equity Index B	423,877,045	115,627,238	(24,736,841)	90,890,397
International Opportunities	936,337,501	69,707,243	(39,112,888)	30,594,355
International Small Cap	536,996,802	85,073,189	(67,713,582)	17,359,607
International Small Company	244,334,944	31,423,569	(37,064,555)	(5,640,986)
International Value	1,584,399,936	235,848,047	(139,876,566)	95,971,481
Investment Quality Bond	452,609,495	10,576,429	(9,094,552)	1,481,877
Large Cap	720,247,772	23,219,708	(107,380,938)	(84,161,230)
Large Cap Value	570,280,402	43,020,635	(38,467,490)	4,553,145
Lifestyle Aggressive	570,660,086	2,416,273	(58,620,347)	(56,204,074)
Lifestyle Balanced	10,599,180,403	184,606,187	(689,033,199)	(504,427,012)
Lifestyle Conservative	1,278,969,776	21,039,316	(41,526,787)	(20,487,471)
Lifestyle Growth	14,173,096,577	113,953,546	(1,099,286,924)	(985,333,378)
Lifestyle Moderate	2,524,089,450	52,657,478	(123,639,115)	(70,981,637)
Managed	1,447,014,169	30,724,720	(118,332,731)	(87,608,011)
Mid Cap Index	862,040,555	72,644,248	(130,785,453)	(58,141,205)
Mid Cap Intersection	278,524,777	12,239,550	(37,023,684)	(24,784,134)
Mid Cap Stock	1,142,756,254	87,722,688	(81,611,262)	6,111,426
Mid Cap Value	511,503,899	27,608,968	(103,922,303)	(76,313,335)
Mid Cap Value Equity	131,388,100	10,166,789	(15,923,344)	(5,756,555)
Mid Value	187,690,983	8,838,374	(18,392,289)	(9,553,915)
Money Market	3,580,475,584	-	-	-
Mutual Shares	452,472,499	9,751,343	(50,828,956)	(41,077,613)
Natural Resources	700,529,873	207,460,487	(17,459,101)	190,001,386
Overseas Equity	570,967,286	61,142,026	(50,225,416)	10,916,610
Pacific Rim	137,264,965	16,063,426	(15,589,791)	473,635
Quantitative All Cap	388,813,177	14,717,715	(36,218,748)	(21,501,033)
Quantitative Mid Cap	33,562,912	824,547	(3,098,876)	(2,274,329)
Quantitative Value	874,988,039	13,152,098	(87,047,275)	(73,895,177)
Real Estate Equity	294,336,981	4,222,666	(33,477,970)	(29,255,304)
Real Estate Securities	694,483,144	19,427,460	(58,372,541)	(38,945,081)
Real Return Bond	2,165,361,153	31,313,116	(22,261,052)	9,052,064

Science & Technology	349,686,632	14,119,320	(32,804,165)	(18,684,845)
Short-Term Bond	246,798,037	1,837,878	(13,067,981)	(11,230,103)
Small Cap	156,094,063	4,030,162	(20,081,869)	(16,051,707)
Small Cap Growth	294,258,388	21,487,283	(25,718,324)	(4,231,041)
Small Cap Index	431,574,006	60,793,753	(67,182,949)	(6,389,196)
Small Cap Intrinsic Value	147,305,140	3,242,685	(32,150,514)	(28,907,829)
Small Cap Opportunities	342,846,163	29,905,905	(49,876,554)	(19,970,649)
Small Cap Value	466,580,749	28,337,514	(59,610,176)	(31,272,662)
Small Company	44,932,283	1,860,049	(4,974,703)	(3,114,654)
Small Company Growth	281,218,110	15,321,908	(35,138,608)	(19,816,700)
Small Company Value	528,095,266	168,304,861	(64,078,526)	104,226,335
Spectrum Income	1,149,524,149	43,767,327	(38,181,025)	5,586,302
Strategic Bond	858,352,057	9,989,509	(67,558,779)	(57,569,270)
Strategic Income	481,933,134	22,508,603	(17,314,285)	5,194,318
Total Bond Market A	169,207,226	4,246,996	(868,455)	3,378,541
Total Bond Market B	171,038,422	5,885,195	(1,330,994)	4,554,201
Total Return	2,991,062,425	46,627,854	(43,073,852)	3,554,002
Total Stock Market Index	398,574,562	88,564,105	(42,118,508)	46,445,597
U.S. Core	708,200,268	23,755,630	(78,885,138)	(55,129,508)
U.S. Global Leaders Growth	46,979,435	1,959,864	(2,184,015)	(224,151)
U.S. Government Securities	529,622,390	5,250,802	(25,992,357)	(20,741,555)
U.S. High Yield Bond	463,782,430	1,031,265	(29,296,228)	(28,264,963)
U.S. Large Cap	952,037,113	71,391,383	(136,785,424)	(65,394,041)
U.S. Multi Sector	1,737,010,315	47,075,788	(167,590,012)	(120,514,224)
Utilities	240,838,079	22,178,440	(17,741,873)	4,436,567
Value	303,924,334	22,886,982	(35,914,731)	(13,027,749)
Value & Restructuring	412,364,475	83,539,490	(47,620,390)	35,919,100
Vista	106,201,830	17,098,832	(4,777,769)	12,321,063

3. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Franklin Templeton Founding Allocation Portfolio, Index Allocation Portfolio and the Lifestyle Portfolios invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Franklin Templeton Founding Allocation Portfolio, Index Allocation Portfolio and the Lifestyle Portfolios transactions in the securities of affiliated issuers during the period ended March 31, 2008, is set forth below:

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value
Franklin Templeton
Founding Allocation
	Global Trust	21,198,533	4,887,719	257,079	25,829,173	$3,956,552	$408,100,932
	Income Trust	31,291,640	5,483,158	1,215,355	35,559,443	13,925,359	408,222,407
	Mutual Shares Trust	31,753,452	6,642,701	468,620	37,927,533	5,032,493	408,100,254

Index Allocation
	500 Index	9,428,209	1,161,492	22,790	10,566,911	$262,765	$119,194,758
	International Equity Index A	2,278,757	296,086	7,998	2,566,845	162,512	52,312,304
	Mid Cap Index	1,923,393	200,124	-	2,123,517	-	33,657,738
	Small Cap Index	2,354,847	290,018	-	2,644,865	-	33,827,827
	Total Bond Market A	7,918,666	187,877	219,295	7,887,248	2,868,425	103,953,926

Lifestyle Aggressive
	All Cap Core	385,259	347,203	15,735	716,727	$294,487	$12,786,408
	All Cap Value	1,450,416	22,037	108,104	1,364,349	837,434	10,246,260
	Blue Chip Growth	1,934,779	516,929	352,255	2,099,453	6,889,609	39,889,604
	Capital Appreciation	2,990,991	747,004	293,340	3,444,655	2,629,968	30,898,560
	Core Equity	1,307,309	144,856	36,102	1,416,063	437,819	15,208,521
	Emerging Growth	1,225,317	4,201	263,085	966,433	2,227,878	7,470,531
	Emerging Markets Value	1,212,330	50,220	497,449	765,101	6,840,858	10,229,395
	Equity-Income	715,856	11,771	46,205	681,422	719,358	10,289,471
	Fundamental Value	1,073,354	249,811	92,639	1,230,526	1,429,415	18,568,635
	International Core	3,295,394	166,183	281,239	3,180,338	3,770,225	41,567,022
	International Equity Index B	558,537	8,515	23,679	543,373	467,069	10,443,636
	International Opportunities	1,334,738	53,753	70,428	1,318,063	1,134,097	20,706,768
	International Small Cap	792,902	16,200	45,260	763,842	768,795	13,130,439
	International Small Company	1,200,183	37,880	101,893	1,136,170	1,152,995	13,065,958
	International Value	2,423,217	117,845	173,459	2,367,603	2,724,543	36,176,976
	Large Cap	808,972	18,599	37,808	789,763	510,089	10,259,018
	Large Cap Value	266,210	4,091	15,644	254,657	330,698	5,082,963
	Mid Cap Index	902,026	10,939	264,893	648,072	4,233,933	10,271,942
	Mid Cap Intersection	2,019,479	8,972	279,263	1,749,188	2,979,984	18,034,133
	Mid Cap Stock	748,228	27,806	24,911	751,123	363,087	10,095,088
	Mid Cap Value	922,993	46,861	52,203	917,651	620,020	10,204,281
	Mid Cap Value Equity	429,289	9,140	28,003	410,426	364,827	5,093,389
	Natural Resources	729,730	98,045	264,799	562,976	7,450,121	15,555,013
	Overseas Equity	848,891	13,091	51,168	810,814	668,977	10,362,209
	Quantitative Value	1,376,641	42,477	70,609	1,348,509	850,835	15,413,461
	Small Cap	1,016,394	33,920	25,213	1,025,101	268,089	10,302,262
	Small Cap Index	617,876	20,035	234,560	403,351	3,044,292	5,158,863
	Small Cap Intrinsic Value	1,030,168	29,170	57,032	1,002,306	616,983	10,093,226
	Small Company	922,747	20,045	186,045	756,747	1,918,801	7,650,708
	Small Company Value	970,207	3,478	201,930	771,755	3,485,035	13,690,926
	U.S. Global Leaders Growth	325,056	12,283	337,339	-	4,239,368	-
	U.S. Large Cap	726,454	21,707	32,891	715,270	495,307	10,199,751
	U.S. Multi Sector	3,053,198	143,700	199,574	2,997,324	2,489,062	35,818,021
	Value & Restructuring	380,934	427,361	119,283	689,012	1,796,888	10,218,055
	Vista	673,768	37,421	20,233	690,956	327,126	10,274,519

Lifestyle Balanced
	500 Index	8,725,960	9,424,781	17,004	18,133,737	$191,805	$204,548,549
	Active Bond	22,607,991	47,365	1,083,115	21,572,241	10,139,944	202,131,899
	All Cap Core	10,924,743	467,778	2,373	11,390,148	42,327	203,200,249

	Blue Chip Growth	45,223,177	4,803,312	223,795	49,802,694	4,244,644	946,251,182
	Capital Appreciation	-	13,932,777	27,024	13,905,753	242,522	124,734,609
	Core Bond	17,128,440	35,410	1,176,602	15,987,248	14,890,461	203,997,282
	Core Equity	16,084,707	2,821,913	-	18,906,620	-	203,057,102
	Emerging Markets Value	14,548,016	250,899	38,102	14,760,813	537,132	197,352,067
	Equity-Income	19,672,857	838,718	51,227	20,460,348	782,376	308,951,248
	Floating Rate Income	1,400,000	6,977,213	-	8,377,213	-	102,872,177
	Fundamental Value	13,139,950	450,760	29,134	13,561,576	448,772	204,644,181
	Global Bond	21,232,409	226,391	3,246,362	18,212,438	52,642,969	300,687,357
	Global Real Estate	26,098,127	1,863,042	37,572	27,923,597	434,335	306,321,863
	High Income	17,377,787	136,788	20,285	17,494,290	233,356	191,037,644
	High Yield	101,635,083	348,277	1,741,682	100,241,678	15,973,566	911,196,857
	International Core	29,674,602	1,417,278	77,441	31,014,439	1,026,538	405,358,717
	International Opportunities	11,930,686	637,556	5,006	12,563,236	80,207	197,368,435
	International Small Cap	8,440,059	314,063	6,230	8,747,892	106,540	150,376,257
	International Value	21,708,628	1,353,572	10,798	23,051,402	164,501	352,225,423
	Large Cap	14,765,957	1,046,613	19,545	15,793,025	255,391	205,151,389
	Large Cap Value	14,585,765	761,074	9,625	15,337,214	195,542	306,130,799
	Mid Cap Index	6,054,521	40,449	4,988	6,089,982	81,759	96,526,207
	Mid Cap Stock	6,684,776	444,050	-	7,128,826	-	95,811,424
	Natural Resources	11,076,922	251,785	4,185,495	7,143,212	115,354,267	197,366,935
	Quantitative Value	16,750,528	1,002,234	891	17,751,871	10,191	202,903,889
	Real Estate Equity	11,254,983	27,377	420,466	10,861,894	4,263,701	116,005,030
	Real Return Bond	39,076,562	-	11,111,779	27,964,783	155,001,831	391,786,606
	Small Company Growth	6,602,649	354,340	-	6,956,989	-	96,215,163
	Small Company Value	5,723,781	8,658	41,234	5,691,205	729,673	100,961,969
	Spectrum Income	40,117,076	397,014	947,503	39,566,587	12,561,059	528,213,934
	Strategic Bond	19,401,925	115,742	533,460	18,984,207	5,693,119	201,422,434
	Strategic Income	15,461,589	43,826	1,012,308	14,493,107	14,016,087	201,599,116
	Total Return	38,817,570	141,703	3,432,808	35,526,465	48,896,280	508,028,443
	U.S. Global Leaders Growth	11,988,368	952,254	12,940,622	-	155,933,052	-
	U.S. High Yield Bond	16,908,406	1,848	111,962	16,798,292	1,364,053	203,931,259
	U.S. Large Cap	13,249,261	1,086,126	11,063	14,324,324	157,643	204,264,858
	U.S. Multi Sector	40,652,424	2,852,781	91,405	43,413,800	1,081,323	518,794,915
	Value & Restructuring	13,669,435	109,364	68,352	13,710,447	1,059,285	203,325,923

Lifestyle Conservative
	Active Bond	9,837,786	3,682,489	104,549	13,415,726	$978,684	$125,705,354
	Blue Chip Growth	975,284	551,821	12,922	1,514,183	251,600	28,769,472
	Core Bond	1,482,069	473,959	6,318	1,949,710	79,583	24,878,303
	Equity-Income	1,228,217	627,700	9,236	1,846,681	145,292	27,884,883
	Floating Rate Income	358,400	2,583,569	-	2,941,969	-	36,127,384
	Fundamental Value	1,226,104	642,464	17,534	1,851,034	273,740	27,932,105
	Global Bond	4,905,120	1,440,060	258,617	6,086,563	4,203,773	100,489,161
	Global Real Estate	2,282,657	1,358,242	92,666	3,548,233	1,031,163	38,924,118
	High Income	1,532,499	503,594	44,866	1,991,227	488,341	21,744,196
	High Yield	3,900,128	1,270,424	351,765	4,818,787	3,161,842	43,802,777
	International Core	1,279,046	706,467	27,477	1,958,036	359,632	25,591,526
	International Value	1,614,170	927,068	19,263	2,521,975	297,552	38,535,777
	Investment Quality Bond	4,111,543	1,414,658	58,243	5,467,958	661,143	62,662,803
	Real Estate Equity	885,367	321,265	12,583	1,194,049	132,764	12,752,442

	Real Return Bond	2,658,314	421,951	403,766	2,676,499	5,604,514	37,497,745
	Spectrum Income	5,555,808	4,471,322	1,553,464	8,473,666	20,572,560	113,123,442
	Strategic Bond	3,394,381	1,473,207	153,178	4,714,410	1,683,791	50,019,888
	Strategic Income	2,692,755	1,034,928	130,486	3,597,197	1,798,489	50,037,015
	Total Return	10,696,845	3,493,028	106,734	14,083,139	1,526,423	201,388,889
	U.S. Government Securities	7,733,428	1,632,526	520,553	8,845,401	6,770,116	113,044,224
	U.S. High Yield Bond	1,472,728	394,896	76,504	1,791,120	919,798	21,744,197
	U.S. Multi Sector	1,507,524	828,532	2,214	2,333,842	27,705	27,889,415
	Value & Restructuring	1,251,153	702,722	70,046	1,883,829	1,082,616	27,937,189
Lifestyle Growth
	500 Index	11,559,464	12,606,788	34,187	24,132,065	$391,951	$272,209,689
	All Cap Core	27,124,822	6,407,625	34,017	33,498,430	635,345	597,611,986
	All Cap Growth	7,124,917	365,028	-	7,489,945	-	127,778,462
	Blue Chip Growth	31,415,128	11,666,828	424,835	42,657,121	8,033,217	810,485,295
	Capital Appreciation	57,468,313	18,402,781	94,519	75,776,575	834,486	679,715,881
	Core Equity	21,258,895	2,899,459	-	24,158,354	-	259,460,721
	Emerging Markets Value	19,247,372	153,987	65,870	19,335,489	924,999	258,515,487
	Equity-Income	25,841,906	733,737	62,446	26,513,197	966,602	400,349,267
	Floating Rate Income	1,860,000	9,111,235	-	10,971,235	-	134,726,763
	Fundamental Value	25,852,952	9,976,893	150,857	35,678,988	2,301,167	538,395,925
	Global Bond	18,936,561	18,731	3,103,088	15,852,204	50,274,552	261,719,883
	Global Real Estate	11,439,692	233,310	-	11,673,002	-	128,052,837
	High Income	11,567,351	155	8,423	11,559,083	98,037	126,225,184
	High Yield	73,066,208	-	14,055,046	59,011,162	129,188,705	536,411,461
	International Core	59,658,725	1,556,496	78,755	61,136,466	1,049,091	799,053,612
	International Opportunities	32,264,836	1,201,536	30,636	33,435,736	501,613	525,275,411
	International Small Cap	11,414,530	35,658	5,673	11,444,515	96,048	196,731,215
	International Small Company	17,435,760	21,525	-	17,457,285	-	200,758,773
	International Value	33,310,898	941,478	9,980	34,242,396	151,784	523,223,814
	Large Cap	9,634,646	418,953	-	10,053,599	-	130,596,245
	Large Cap Value	6,368,782	89,463	11,922	6,446,323	248,385	128,668,610
	Mid Cap Index	11,926,080	-	5,435,741	6,490,339	86,424,652	102,871,876
	Mid Cap Intersection	24,109,291	109,646	1,627,693	22,591,244	16,948,640	232,915,727
	Mid Cap Stock	17,808,043	112,022	1,195,223	16,724,842	16,500,000	224,781,881
	Mid Cap Value	10,924,574	2,913	1,487,380	9,440,107	16,653,176	104,973,985
	Mid Cap Value Equity	10,094,776	1,258	1,341,931	8,754,103	16,799,367	108,638,418
	Natural Resources	14,770,603	446,272	5,769,219	9,447,656	159,124,525	261,038,723
	Overseas Equity	20,316,914	37,499	50,020	20,304,393	650,701	259,490,138
	Quantitative Value	44,414,859	1,775,790	57,312	46,133,337	682,943	527,304,041
	Real Estate Equity	9,231,469	193,315	1,235,538	8,189,246	12,541,351	87,461,148
	Real Return Bond	32,472,866	717,488	4,846,290	28,344,064	67,979,188	397,100,342
	Small Cap	12,108,759	9,776	1,665,160	10,453,375	16,500,000	105,056,414
	Small Cap Intrinsic Value	12,279,428	6,689	1,610,609	10,675,508	16,508,477	107,502,361
	Small Cap Opportunities	11,727,235	-	2,775,636	8,951,599	51,422,892	165,067,483
	Small Company Growth	8,821,287	5,145	1,202,250	7,624,182	16,500,000	105,442,441
	Small Company Value	7,688,540	3,185	974,126	6,717,599	16,964,349	119,170,208
	Spectrum Income	21,349,517	435,409	346,893	21,438,033	4,589,874	286,197,739
	Strategic Bond	12,916,343	23,008	624,880	12,314,471	6,636,510	130,656,543
	Strategic Income	10,260,404	17,455	852,354	9,425,505	11,808,500	131,108,781
	Total Return	41,715,485	65,441	4,669,444	37,111,482	66,518,773	530,694,198
	U.S. Global Leaders Growth	15,251,166	1,154,000	16,405,166	-	198,412,611	-

	U.S. High Yield Bond	11,220,893	-	55,856	11,165,037	687,105	135,543,553
	U.S. Large Cap	17,647,363	595,070	8,672	18,233,761	130,549	260,013,434
	U.S. Multi Sector	74,541,871	3,136,625	66,994	77,611,502	820,911	927,457,449
	Value & Restructuring	9,072,320	112,310	38,696	9,145,934	599,396	135,634,208
	Vista	8,217,258	4,052	1,114,680	7,106,630	16,500,000	105,675,587
Lifestyle Moderate
	Active Bond	20,393,690	1,177,364	463,248	21,107,806	$4,351,037	$197,780,144
	Blue Chip Growth	5,787,232	1,196,119	63,758	6,919,593	1,221,990	131,472,259
	Core Bond	3,793,326	77,846	50,171	3,821,001	638,012	48,755,977
	Core Equity	7,419,459	2,259,485	47,188	9,631,756	527,258	103,445,061
	Equity-Income	3,008,089	351,053	777	3,358,365	11,756	50,711,312
	Floating Rate Income	924,800	5,001,252	-	5,926,052	-	72,771,916
	Fundamental Value	6,041,082	863,548	21,209	6,883,421	324,542	103,870,828
	Global Bond	9,532,932	191,448	782,748	8,941,632	12,717,213	147,626,349
	Global Real Estate	3,916,203	642,852	5,798	4,553,257	67,840	49,949,224
	High Income	5,881,806	241,151	9,268	6,113,689	109,329	66,761,488
	High Yield	14,678,052	9,897	1,671,794	13,016,155	15,365,829	118,316,846
	International Core	8,391,575	1,140,531	71,131	9,460,975	942,635	123,654,941
	International Equity Index B	1,121,390	104,405	-	1,225,795	-	23,559,778
	International Opportunities	1,341,291	149,613	-	1,490,904	-	23,422,097
	International Value	4,199,689	621,683	16,868	4,804,504	262,927	73,412,825
	Investment Quality Bond	4,208,432	100,299	53,145	4,255,586	607,338	48,769,014
	Mid Cap Index	1,354,397	150,755	-	1,505,152	-	23,856,663
	Overseas Equity	1,699,498	138,496	-	1,837,994	-	23,489,561
	Real Estate Equity	2,434,594	63	123,361	2,311,296	1,277,658	24,684,645
	Real Return Bond	6,869,520	721	2,013,214	4,857,027	28,155,434	68,046,942
	Small Company	2,095,119	234,629	-	2,329,748	-	23,553,748
	Small Company Growth	1,496,907	247,031	-	1,743,938	-	24,118,662
	Small Company Value	1,303,752	69,081	10,575	1,362,258	187,328	24,166,454
	Spectrum Income	14,349,317	1,713,026	212,101	15,850,242	2,807,653	211,600,735
	Strategic Bond	6,537,936	532,487	77,035	6,993,388	827,684	74,199,845
	Strategic Income	5,186,564	274,330	117,744	5,343,150	1,630,237	74,323,211
	Total Return	20,569,489	638,531	2,166,865	19,041,155	30,862,919	272,288,519
	U.S. High Yield Bond	5,694,819	93,638	7,693	5,780,764	95,156	70,178,470
	U.S. Multi Sector	7,435,682	1,268,350	22,617	8,681,415	272,331	103,742,912
	Value & Restructuring	3,161,604	263,370	14,496	3,410,478	225,954	50,577,387
	Large Cap	9,634,646	418,953	-	10,053,599	-	130,596,245
	Large Cap Value	6,368,782	89,463	11,922	6,446,323	248,385	128,668,610
	Mid Cap Index	11,926,080	-	5,435,741	6,490,339	86,424,652	102,871,876
	Mid Cap Intersection	24,109,291	109,646	1,627,693	22,591,244	16,948,640	232,915,727
	Mid Cap Stock	17,808,043	112,022	1,195,223	16,724,842	16,500,000	224,781,881
	Mid Cap Value	10,924,574	2,913	1,487,380	9,440,107	16,653,176	104,973,985
	Mid Cap Value Equity	10,094,776	1,258	1,341,931	8,754,103	16,799,367	108,638,418
	Natural Resources	14,770,603	446,272	5,769,219	9,447,656	159,124,525	261,038,723
	Overseas Equity	20,316,914	37,499	50,020	20,304,393	650,701	259,490,138
	Quantitative Value	44,414,859	1,775,790	57,312	46,133,337	682,943	527,304,041
	Real Estate Equity	9,231,469	193,315	1,235,538	8,189,246	12,541,351	87,461,148
	Real Return Bond	32,472,866	717,488	4,846,290	28,344,064	67,979,188	397,100,342
	Small Cap	12,108,759	9,776	1,665,160	10,453,375	16,500,000	105,056,414
	Small Cap Intrinsic Value	12,279,428	6,689	1,610,609	10,675,508	16,508,477	107,502,361
	Small Cap Opportunities	11,727,235	-	2,775,636	8,951,599	51,422,892	165,067,483

Small Company Growth	8,821,287	5,145	1,202,250	7,624,182	16,500,000	105,442,441
Small Company Value	7,688,540	3,185	974,126	6,717,599	16,964,349	119,170,208
Spectrum Income	21,349,517	435,409	346,893	21,438,033	4,589,874	286,197,739
Strategic Bond	12,916,343	23,008	624,880	12,314,471	6,636,510	130,656,543
Strategic Income	10,260,404	17,455	852,354	9,425,505	11,808,500	131,108,781
Total Return	41,715,485	65,441	4,669,444	37,111,482	66,518,773	530,694,198
U.S. Global Leaders Growth	15,251,166	1,154,000	16,405,166	-	198,412,611	-
U.S. High Yield Bond	11,220,893	-	55,856	11,165,037	687,105	135,543,553
U.S. Large Cap	17,647,363	595,070	8,672	18,233,761	130,549	260,013,434
U.S. Multi Sector	74,541,871	3,136,625	66,994	77,611,502	820,911	927,457,449
Value & Restructuring	9,072,320	112,310	38,696	9,145,934	599,396	135,634,208
Vista	8,217,258	4,052	1,114,680	7,106,630	16,500,000	105,675,587

4. CHANGE IN FUND NAME Effective April 28, 2008, the Quantitative All Cap has changed its name to Optimized All Cap.

JHT has ten funds which invest exclusively in Class 1 shares of the following series of American Funds Insurance Series ("AFIS"): American Asset Allocation Fund, the American Blue Chip Income and Growth Fund, the American Bond Fund, the American Global Growth, the American Global Small Capitalization, the American Growth Fund, the American Growth-Income Fund, the American High Income Fund, the American International and the American New World. Prior to April 28, 2008, five of the JHT Funds invested in Class 2 shares of the American Asset Allocation Fund, American Global Growth Fund, American Global Small Capitalization Fund, American High Income Fund and American New World Fund. Form N-Q for the AFIS Funds for the period ended March 31, 2008 was filed under CIK number 0000729528, file # 811-03857 on or before May 30, 2008.

JHT also has two fund of funds, the American Fundamental Holding, the American Global Diversification, which invest in Class 1 shares of the AFIS funds.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Trust

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 28, 2008

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008